UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:            811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

500 Index Trust B

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.2%
Consumer discretionary - 12.5%
Auto components - 0.4%
BorgWarner, Inc.	43,459	$1,668,826
Delphi Automotive PLC	54,616	4,097,292
Johnson Controls, Inc.	125,758	4,900,789
The Goodyear Tire & Rubber Company	51,813	1,708,793
		12,375,700
Automobiles - 0.6%
Ford Motor Company	759,645	10,255,208
General Motors Company	272,720	8,571,590
Harley-Davidson, Inc.	35,493	1,821,856
		20,648,654
Distributors - 0.1%
Genuine Parts Company	29,241	2,905,386
Diversified consumer services - 0.0%
H&R Block, Inc.	45,653	1,206,152
Hotels, restaurants and leisure - 1.8%
Carnival Corp.	87,069	4,594,631
Chipotle Mexican Grill, Inc. (I)	5,757	2,711,374
Darden Restaurants, Inc.	22,095	1,464,899
Marriott International, Inc., Class A (L)	36,902	2,626,684
McDonald’s Corp.	175,732	22,085,998
Royal Caribbean Cruises, Ltd.	33,067	2,716,454
Starbucks Corp.	288,807	17,241,778
Starwood Hotels & Resorts Worldwide, Inc.	32,797	2,736,254
Wyndham Worldwide Corp.	21,804	1,666,480
Wynn Resorts, Ltd. (L)	15,657	1,462,834
Yum! Brands, Inc.	79,750	6,527,538
		65,834,924
Household durables - 0.4%
DR Horton, Inc.	65,435	1,978,100
Garmin, Ltd. (L)	23,061	921,518
Harman International Industries, Inc.	13,658	1,216,108
Leggett & Platt, Inc.	26,360	1,275,824
Lennar Corp., Class A	34,281	1,657,829
Mohawk Industries, Inc. (I)	12,329	2,353,606
Newell Rubbermaid, Inc. (L)	51,751	2,292,052
PulteGroup, Inc.	62,909	1,177,027
Whirlpool Corp.	15,109	2,724,757
		15,596,821
Internet and catalog retail - 1.9%
Amazon.com, Inc. (I)	75,217	44,651,820
Expedia, Inc.	22,942	2,473,606
Netflix, Inc. (I)	83,428	8,528,844
The Priceline Group, Inc. (I)	9,631	12,413,974
TripAdvisor, Inc. (I)	21,500	1,429,750
		69,497,994
Leisure products - 0.1%
Hasbro, Inc.	21,486	1,721,029
Mattel, Inc.	68,183	2,292,312
		4,013,341
Media - 3.0%
Cablevision Systems Corp., Class A	42,019	1,386,627
CBS Corp., Class B	82,261	4,531,758
Comcast Corp., Class A	473,523	28,922,785
Discovery
Communications, Inc., Series A (I)(L)	28,262	809,141
Discovery Communications, Inc., Series C (I)	46,495	1,255,365
News Corp., Class A	73,458	938,059
News Corp., Class B	21,325	282,556
Omnicom Group, Inc.	46,897	3,903,237
Scripps Networks Interactive, Inc., Class A	18,121	1,186,926
TEGNA, Inc.	43,794	1,027,407
The Interpublic Group of Companies, Inc.	79,248	1,818,742
The Walt Disney Company	292,506	29,048,771
Time Warner Cable, Inc.	55,215	11,298,093
Time Warner, Inc.	154,374	11,199,834
Twenty-First Century Fox, Inc., Class A	219,249	6,112,662
Twenty-First Century Fox, Inc., Class B	82,849	2,336,342
Viacom, Inc., Class B	66,877	2,760,683
		108,818,988
Multiline retail - 0.7%
Dollar General Corp.	57,004	4,879,542
Dollar Tree, Inc. (I)	45,283	3,734,036
Kohl’s Corp.	37,927	1,767,777
Macy’s, Inc.	60,876	2,684,023
Nordstrom, Inc. (L)	25,105	1,436,257
Target Corp.	117,265	9,648,564
		24,150,199
Specialty retail - 2.6%
Advance Auto Parts, Inc.	14,227	2,281,157
AutoNation, Inc. (I)	14,661	684,375
AutoZone, Inc. (I)	5,954	4,743,492
Bed Bath & Beyond, Inc. (I)	32,894	1,632,858
Best Buy Company, Inc.	55,000	1,784,200
CarMax, Inc. (I)(L)	38,129	1,948,392
GameStop Corp., Class A (L)	20,366	646,213
L Brands, Inc.	49,520	4,348,351
Lowe’s Companies, Inc.	178,194	13,498,196
O’Reilly Automotive, Inc. (I)	18,746	5,130,030
Ross Stores, Inc.	79,443	4,599,750
Signet Jewelers, Ltd.	15,357	1,904,729
Staples, Inc.	123,030	1,357,021
The Gap, Inc. (L)	45,717	1,344,080
The Home Depot, Inc.	246,974	32,953,741
The TJX Companies, Inc.	129,728	10,164,189
Tiffany & Company	21,580	1,583,540
Tractor Supply Company	26,200	2,370,052
Urban Outfitters, Inc. (I)	15,799	522,789
		93,497,155
Textiles, apparel and luxury goods - 0.9%
Coach, Inc.	53,031	2,126,013
Hanesbrands, Inc.	77,162	2,186,771
Michael Kors Holdings, Ltd. (I)	35,341	2,013,023
NIKE, Inc., Class B	262,924	16,161,938
PVH Corp.	15,882	1,573,271
Ralph Lauren Corp.	11,639	1,120,370
Under Armour, Inc., Class A (I)	34,735	2,946,570
VF Corp.	66,884	4,331,408
		32,459,364
		451,004,678
Consumer staples - 10.1%
Beverages - 2.3%
Brown-Forman Corp., Class B	19,311	1,901,554
Coca-Cola Enterprises, Inc.	40,813	2,070,852
Constellation Brands, Inc., Class A	34,286	5,180,272
Dr. Pepper Snapple Group, Inc.	36,824	3,292,802
Molson Coors Brewing Company, Class B	35,849	3,447,957
Monster Beverage Corp. (I)	29,295	3,907,367

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
PepsiCo, Inc.	281,499	$28,848,018
The Coca-Cola Company	760,028	35,257,699
		83,906,521
Food and staples retailing - 2.4%
Costco Wholesale Corp.	85,618	13,491,684
CVS Health Corp.	213,614	22,158,180
Sysco Corp.	101,459	4,741,179
The Kroger Company	190,662	7,292,822
Wal-Mart Stores, Inc.	305,689	20,936,640
Walgreens Boots Alliance, Inc.	168,369	14,183,405
Whole Foods Market, Inc.	63,580	1,977,974
		84,781,884
Food products - 1.7%
Archer-Daniels-Midland Company	117,149	4,253,680
Campbell Soup Company	34,368	2,192,335
ConAgra Foods, Inc.	83,618	3,731,035
General Mills, Inc.	115,679	7,328,265
Hormel Foods Corp.	52,054	2,250,815
Kellogg Company	49,108	3,759,217
McCormick & Company, Inc.	22,323	2,220,692
Mead Johnson Nutrition Company	36,344	3,088,150
Mondelez International, Inc., Class A	306,270	12,287,552
The Hershey Company	28,187	2,595,741
The J.M. Smucker Company	23,160	3,007,094
The Kraft Heinz Company	115,979	9,111,310
Tyson Foods, Inc., Class A	57,106	3,806,686
		59,632,572
Household products - 1.9%
Church & Dwight Company, Inc.	25,393	2,340,727
Colgate-Palmolive Company	173,284	12,242,515
Kimberly-Clark Corp.	69,931	9,406,419
The Clorox Company	25,407	3,202,806
The Procter & Gamble Company	516,614	42,522,498
		69,714,965
Personal products - 0.1%
The Estee Lauder Companies, Inc., Class A	43,735	4,124,648
Tobacco - 1.7%
Altria Group, Inc.	380,715	23,855,602
Philip Morris International, Inc.	301,867	29,616,171
Reynolds American, Inc.	161,666	8,133,416
		61,605,189
		363,765,779
Energy - 6.6%
Energy equipment and services - 1.0%
Baker Hughes, Inc.	85,653	3,754,171
Cameron International Corp. (I)	37,074	2,485,812
Diamond Offshore Drilling, Inc. (L)	13,410	291,399
FMC Technologies, Inc. (I)	44,724	1,223,649
Halliburton Company	167,998	6,000,889
Helmerich & Payne, Inc. (L)	20,895	1,226,954
National Oilwell Varco, Inc.	74,372	2,312,969
Schlumberger, Ltd.	243,821	17,981,799
Transocean, Ltd. (L)	64,875	592,958
		35,870,600
Oil, gas and consumable fuels - 5.6%
Anadarko Petroleum Corp.	99,684	4,642,284
Apache Corp.	74,525	3,637,565
Cabot Oil & Gas Corp.	89,079	2,022,984
California Resources Corp.	13,812	14,227
Chesapeake Energy Corp. (L)	100,035	412,144
Chevron Corp.	366,776	34,990,430
Cimarex Energy Company	17,985	1,749,401
Columbia Pipeline Group, Inc.	80,316	2,015,932
Concho Resources, Inc. (I)	25,229	2,549,138
ConocoPhillips	241,125	9,710,104
Devon Energy Corp.	99,218	2,722,542
EOG Resources, Inc.	107,758	7,821,076
EQT Corp.	31,049	2,088,356
Exxon Mobil Corp.	808,810	67,608,428
Hess Corp.	51,465	2,709,632
Kinder Morgan, Inc.	357,427	6,383,646
Marathon Oil Corp.	163,924	1,826,113
Marathon Petroleum Corp.	102,911	3,826,231
Murphy Oil Corp.	32,284	813,234
Newfield Exploration Company (I)	38,440	1,278,130
Noble Energy, Inc.	82,478	2,590,634
Occidental Petroleum Corp.	149,026	10,197,849
ONEOK, Inc.	40,102	1,197,446
Phillips 66	91,132	7,891,120
Pioneer Natural Resources Company	31,769	4,471,169
Range Resources Corp. (L)	31,979	1,035,480
Southwestern Energy Company (I)(L)	74,318	599,746
Spectra Energy Corp.	132,369	4,050,491
Tesoro Corp.	23,471	2,018,741
The Williams Companies, Inc.	131,566	2,114,266
Valero Energy Corp.	91,701	5,881,702
		200,870,241
		236,740,841
Financials - 15.2%
Banks - 5.1%
Bank of America Corp.	2,009,546	27,169,062
BB&T Corp.	153,125	5,094,469
Citigroup, Inc.	573,462	23,942,039
Citizens Financial Group, Inc.	101,808	2,132,878
Comerica, Inc.	34,050	1,289,474
Fifth Third Bancorp	155,345	2,592,708
Huntington Bancshares, Inc.	154,852	1,477,288
JPMorgan Chase & Co.	714,374	42,305,228
KeyCorp	164,080	1,811,443
M&T Bank Corp.	30,806	3,419,466
People’s United Financial, Inc. (L)	60,283	960,308
Regions Financial Corp.	257,199	2,019,012
SunTrust Banks, Inc.	99,257	3,581,193
The PNC Financial Services Group, Inc.	97,208	8,220,881
U.S. Bancorp	318,569	12,930,716
Wells Fargo & Company	900,047	43,526,273
Zions Bancorporation	39,518	956,731
		183,429,169
Capital markets - 1.8%
Affiliated Managers Group, Inc. (I)	10,507	1,706,337
Ameriprise Financial, Inc.	32,897	3,092,647
BlackRock, Inc.	24,654	8,396,413
E*TRADE Financial Corp. (I)	55,772	1,365,856
Franklin Resources, Inc.	72,150	2,817,458
Invesco, Ltd.	79,287	2,439,661
Legg Mason, Inc.	21,315	739,204
Morgan Stanley	297,422	7,438,524
Northern Trust Corp.	42,073	2,741,897
State Street Corp.	78,124	4,571,816

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
T. Rowe Price Group, Inc.	47,905	$3,519,101
The Bank of New York Mellon Corp.	208,719	7,687,121
The Charles Schwab Corp.	234,522	6,571,306
The Goldman Sachs Group, Inc.	76,599	12,024,511
		65,111,852
Consumer finance - 0.7%
American Express Company	159,615	9,800,361
Capital One Financial Corp.	103,229	7,154,802
Discover Financial Services	80,743	4,111,434
Navient Corp.	65,164	780,013
Synchrony Financial (I)	161,448	4,627,100
		26,473,710
Diversified financial services - 2.1%
Berkshire Hathaway, Inc., Class B (I)	364,968	51,781,660
CME Group, Inc.	66,171	6,355,725
Intercontinental Exchange, Inc.	23,133	5,439,494
Leucadia National Corp.	64,963	1,050,452
McGraw Hill Financial, Inc.	51,470	5,094,501
Moody’s Corp.	33,509	3,235,629
NASDAQ, Inc.	22,916	1,521,164
		74,478,625
Insurance - 2.5%
Aflac, Inc.	81,583	5,151,151
American International Group, Inc.	223,930	12,103,417
Aon PLC	52,294	5,462,108
Assurant, Inc.	12,911	996,084
Chubb, Ltd.	89,743	10,692,878
Cincinnati Financial Corp.	28,407	1,856,682
Lincoln National Corp.	46,262	1,813,470
Loews Corp.	51,820	1,982,633
Marsh & McLennan Companies, Inc.	102,119	6,207,814
MetLife, Inc.	214,219	9,412,783
Principal Financial Group, Inc.	52,602	2,075,149
Prudential Financial, Inc.	86,994	6,282,707
The Allstate Corp.	74,262	5,003,031
The Hartford Financial Services Group, Inc.	77,271	3,560,648
The Progressive Corp.	113,004	3,970,961
The Travelers Companies, Inc.	57,422	6,701,722
Torchmark Corp.	22,403	1,213,346
Unum Group	45,123	1,395,203
Willis Towers Watson PLC	26,902	3,192,191
XL Group PLC	55,961	2,059,365
		91,133,343
Real estate investment trusts - 2.9%
American Tower Corp.	83,070	8,503,876
Apartment Investment & Management
Company, Class A	30,209	1,263,340
AvalonBay Communities, Inc.	26,820	5,101,164
Boston Properties, Inc.	30,271	3,846,839
Crown Castle International Corp.	65,187	5,638,676
Equinix, Inc.	13,461	4,451,687
Equity Residential	71,313	5,350,614
Essex Property Trust, Inc.	12,850	3,005,101
Extra Space Storage, Inc.	24,515	2,291,172
Federal Realty Investment Trust	13,692	2,136,637
General Growth Properties, Inc.	112,581	3,347,033
HCP, Inc.	91,805	2,991,007
Host Hotels & Resorts, Inc.	145,459	2,429,165
Iron Mountain, Inc.	36,229	1,228,525
Kimco Realty Corp.	79,151	2,277,966
Prologis, Inc.	103,070	4,553,633
Public Storage	28,579	7,882,946
Realty Income Corp.	47,985	2,999,542
Simon Property Group, Inc.	60,303	12,524,330
SL Green Realty Corp.	19,104	1,850,796
The Macerich Company	24,631	1,951,760
UDR, Inc.	51,371	1,979,325
Ventas, Inc.	65,709	4,137,039
Vornado Realty Trust	34,345	3,243,198
Welltower, Inc.	69,341	4,808,105
Weyerhaeuser Company	154,084	4,773,522
		104,566,998
Real estate management and development - 0.1%
CBRE Group, Inc., Class A (I)	55,816	1,608,617
		546,802,314
Health care - 13.9%
Biotechnology - 3.1%
AbbVie, Inc.	313,750	17,921,400
Alexion Pharmaceuticals, Inc. (I)	43,517	6,058,437
Amgen, Inc.	146,765	22,004,476
Baxalta, Inc.	114,013	4,606,125
Biogen, Inc. (I)	42,568	11,081,302
Celgene Corp. (I)	152,355	15,249,212
Gilead Sciences, Inc.	266,206	24,453,683
Regeneron Pharmaceuticals, Inc. (I)	15,195	5,476,886
Vertex Pharmaceuticals, Inc. (I)	48,625	3,865,201
		110,716,722
Health care equipment and supplies - 2.2%
Abbott Laboratories	286,788	11,996,342
Baxter International, Inc.	107,110	4,400,079
Becton, Dickinson and Company	41,384	6,282,919
Boston Scientific Corp. (I)	263,288	4,952,447
C.R. Bard, Inc.	14,260	2,890,074
DENTSPLY SIRONA, Inc.	46,926	2,892,049
Edwards Lifesciences Corp. (I)	41,316	3,644,484
Hologic, Inc. (I)	50,140	1,729,830
Intuitive Surgical, Inc. (I)	7,208	4,332,368
Medtronic PLC	273,826	20,536,938
St. Jude Medical, Inc.	54,774	3,012,570
Stryker Corp.	60,820	6,525,378
Varian Medical Systems, Inc. (I)	19,220	1,537,984
Zimmer Biomet Holdings, Inc.	34,818	3,712,643
		78,446,105
Health care providers and services - 2.6%
Aetna, Inc.	68,093	7,650,249
AmerisourceBergen Corp.	37,723	3,264,926
Anthem, Inc.	51,081	7,099,748
Cardinal Health, Inc.	64,738	5,305,279
Centene Corp. (I)	35,265	2,171,266
Cigna Corp.	50,157	6,883,547
DaVita HealthCare Partners, Inc. (I)	31,552	2,315,286
Express Scripts Holding Company (I)	130,050	8,933,135
HCA Holdings, Inc. (I)	59,534	4,646,629
Henry Schein, Inc. (I)	16,047	2,770,194
Humana, Inc.	28,976	5,301,159
Laboratory Corp. of America Holdings (I)	20,180	2,363,683
McKesson Corp.	44,807	7,045,901
Patterson Companies, Inc.	16,352	760,859
Quest Diagnostics, Inc.	27,577	1,970,377
Tenet Healthcare Corp. (I)	19,062	551,464
UnitedHealth Group, Inc.	185,176	23,869,186

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Universal Health Services, Inc., Class B	17,507	$2,183,473
		95,086,361
Health care technology - 0.1%
Cerner Corp. (I)	58,807	3,114,419
Life sciences tools and services - 0.6%
Agilent Technologies, Inc.	63,966	2,549,045
Illumina, Inc. (I)	28,421	4,607,328
PerkinElmer, Inc.	22,077	1,091,928
Thermo Fisher Scientific, Inc.	76,986	10,900,448
Waters Corp. (I)	15,962	2,105,707
		21,254,456
Pharmaceuticals - 5.3%
Allergan PLC (I)	76,857	20,599,982
Bristol-Myers Squibb Company	325,425	20,788,149
Eli Lilly & Company	189,621	13,654,608
Endo International PLC (I)	40,139	1,129,913
Johnson & Johnson	537,414	58,148,195
Mallinckrodt PLC (I)	22,470	1,376,962
Merck & Company, Inc.	540,294	28,586,956
Mylan NV (I)	79,069	3,664,848
Perrigo Company PLC	28,871	3,693,467
Pfizer, Inc.	1,177,592	34,903,827
Zoetis, Inc.	88,521	3,924,136
		190,471,043
		499,089,106
Industrials - 9.8%
Aerospace and defense - 2.4%
General Dynamics Corp.	57,211	7,515,809
Honeywell International, Inc.	150,062	16,814,447
L-3 Communications Holdings, Inc.	15,288	1,811,628
Lockheed Martin Corp.	50,897	11,273,686
Northrop Grumman Corp.	35,218	6,969,642
Raytheon Company	58,558	7,180,968
Rockwell Collins, Inc.	25,369	2,339,275
Textron, Inc.	53,292	1,943,026
The Boeing Company	121,018	15,362,025
United Technologies Corp.	151,463	15,161,446
		86,371,952
Air freight and logistics - 0.7%
C.H. Robinson Worldwide, Inc.	28,442	2,111,250
Expeditors International of Washington, Inc.	34,720	1,694,683
FedEx Corp.	49,920	8,122,982
United Parcel Service, Inc., Class B	134,558	14,191,832
		26,120,747
Airlines - 0.6%
American Airlines Group, Inc.	117,590	4,822,366
Delta Air Lines, Inc.	151,162	7,358,566
Southwest Airlines Company	124,325	5,569,760
United Continental Holdings, Inc. (I)	70,191	4,201,633
		21,952,325
Building products - 0.1%
Allegion PLC	18,154	1,156,591
Masco Corp.	66,768	2,099,854
		3,256,445
Commercial services and supplies - 0.4%
Cintas Corp.	17,309	1,554,521
Pitney Bowes, Inc.	38,573	830,862
Republic Services, Inc.	46,378	2,209,912
Stericycle, Inc. (I)	16,315	2,058,790
The ADT Corp.	32,540	1,342,600
Tyco International PLC	83,647	3,070,681
Waste Management, Inc.	80,398	4,743,482
		15,810,848
Construction and engineering - 0.1%
Fluor Corp.	26,355	1,415,264
Jacobs Engineering Group, Inc. (I)	24,215	1,054,563
Quanta Services, Inc. (I)	29,932	675,266
		3,145,093
Electrical equipment - 0.5%
AMETEK, Inc.	46,371	2,317,623
Eaton Corp. PLC	89,701	5,611,695
Emerson Electric Company	124,650	6,778,467
Rockwell Automation, Inc.	25,843	2,939,641
		17,647,426
Industrial conglomerates - 2.6%
3M Company	117,809	19,630,514
Danaher Corp.	116,344	11,036,392
General Electric Company	1,817,435	57,776,259
Roper Technologies, Inc.	19,881	3,633,650
		92,076,815
Machinery - 1.2%
Caterpillar, Inc.	113,217	8,665,629
Cummins, Inc.	31,237	3,434,196
Deere & Company	58,494	4,503,453
Dover Corp.	30,610	1,969,141
Flowserve Corp.	25,611	1,137,385
Illinois Tool Works, Inc.	63,577	6,512,828
Ingersoll-Rand PLC	50,829	3,151,906
PACCAR, Inc.	68,146	3,726,905
Parker-Hannifin Corp.	26,729	2,969,057
Pentair PLC	36,273	1,968,173
Snap-on, Inc.	11,208	1,759,544
Stanley Black & Decker, Inc.	29,525	3,106,325
Xylem, Inc.	34,577	1,414,199
		44,318,741
Professional services - 0.3%
Equifax, Inc.	22,859	2,612,555
Nielsen Holdings PLC	70,872	3,732,120
Robert Half International, Inc.	25,963	1,209,357
The Dun & Bradstreet Corp.	7,039	725,580
Verisk Analytics, Inc. (I)	30,644	2,449,068
		10,728,680
Road and rail - 0.7%
CSX Corp.	185,834	4,785,226
J.B. Hunt Transport Services, Inc.	17,382	1,464,260
Kansas City Southern	21,229	1,814,018
Norfolk Southern Corp.	57,718	4,805,024
Ryder System, Inc.	10,087	653,436
Union Pacific Corp.	165,013	13,126,784
		26,648,748
Trading companies and distributors - 0.2%
Fastenal Company (L)	55,912	2,739,688
United Rentals, Inc. (I)	17,037	1,059,531
W.W. Grainger, Inc. (L)	10,892	2,542,520
		6,341,739
		354,419,559

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology - 20.2%
Communications equipment - 1.0%
Cisco Systems, Inc.	980,253	$27,907,803
F5 Networks, Inc. (I)	13,802	1,460,942
Harris Corp.	23,643	1,840,844
Juniper Networks, Inc.	67,939	1,733,124
Motorola Solutions, Inc.	31,131	2,356,617
		35,299,330
Electronic equipment, instruments and components - 0.4%
Amphenol Corp., Class A	59,306	3,429,073
Corning, Inc.	216,814	4,529,244
FLIR Systems, Inc.	27,346	901,051
TE Connectivity, Ltd.	71,998	4,458,116
		13,317,484
Internet software and services - 4.2%
Akamai Technologies, Inc. (I)	34,296	1,905,829
Alphabet, Inc., Class A (I)	56,991	43,478,434
Alphabet, Inc., Class C (I)	57,896	43,129,625
eBay, Inc. (I)	211,343	5,042,644
Facebook, Inc., Class A (I)	447,097	51,013,768
VeriSign, Inc. (I)(L)	19,060	1,687,572
Yahoo!, Inc. (I)	170,679	6,282,694
		152,540,566
IT services - 3.6%
Accenture PLC, Class A	121,895	14,066,683
Alliance Data Systems Corp. (I)	11,707	2,575,540
Automatic Data Processing, Inc.	89,301	8,011,193
Cognizant Technology
Solutions Corp., Class A (I)	119,014	7,462,178
CSRA, Inc.	26,480	712,312
Fidelity National Information Services, Inc.	54,417	3,445,140
Fiserv, Inc. (I)	43,575	4,469,924
IBM Corp.	172,205	26,080,447
MasterCard, Inc., Class A	190,974	18,047,043
Paychex, Inc.	63,226	3,414,836
PayPal Holdings, Inc. (I)	216,971	8,375,081
Teradata Corp. (I)	27,237	714,699
The Western Union Company	99,486	1,919,085
Total System Services, Inc.	32,937	1,567,142
Visa, Inc., Class A	373,584	28,571,704
Xerox Corp.	185,918	2,074,845
		131,507,852
Semiconductors and semiconductor equipment - 2.7%
Analog Devices, Inc.	60,208	3,563,712
Applied Materials, Inc.	221,957	4,701,049
Broadcom, Ltd.	72,306	11,171,277
First Solar, Inc. (I)	14,360	983,229
Intel Corp.	920,851	29,789,530
KLA-Tencor Corp.	30,913	2,250,776
Lam Research Corp.	30,402	2,511,205
Linear Technology Corp.	45,946	2,047,354
Microchip Technology, Inc. (L)	38,803	1,870,305
Micron Technology, Inc. (I)	206,925	2,166,505
NVIDIA Corp.	98,595	3,512,940
Qorvo, Inc. (I)	25,232	1,271,945
QUALCOMM, Inc.	291,351	14,899,690
Skyworks Solutions, Inc.	36,705	2,859,320
Texas Instruments, Inc.	195,991	11,253,803
Xilinx, Inc.	49,389	2,342,520
		97,195,160
Software - 4.2%
Activision Blizzard, Inc.	100,207	3,391,005
Adobe Systems, Inc. (I)	97,071	9,105,260
Autodesk, Inc. (I)	43,708	2,548,613
CA, Inc.	57,713	1,776,983
Citrix Systems, Inc. (I)	29,477	2,316,303
Electronic Arts, Inc. (I)	59,718	3,947,957
Intuit, Inc.	50,023	5,202,892
Microsoft Corp.	1,540,774	85,096,948
Oracle Corp.	613,775	25,109,535
Red Hat, Inc. (I)	35,200	2,622,752
salesforce.com, Inc. (I)	123,202	9,096,004
Symantec Corp.	125,114	2,299,595
		152,513,847
Technology hardware, storage and peripherals - 4.1%
Apple, Inc.	1,080,483	117,761,842
EMC Corp.	377,529	10,061,148
Hewlett Packard Enterprise Company	334,467	5,930,100
HP, Inc.	336,719	4,148,378
NetApp, Inc.	57,716	1,575,070
SanDisk Corp.	38,769	2,949,546
Seagate Technology PLC	58,245	2,006,540
Western Digital Corp.	44,422	2,098,495
		146,531,119
		728,905,358
Materials - 2.8%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	37,887	5,457,622
Airgas, Inc.	13,044	1,847,552
CF Industries Holdings, Inc.	44,985	1,409,830
E.I. du Pont de Nemours & Company	169,913	10,758,891
Eastman Chemical Company	28,613	2,066,717
Ecolab, Inc.	52,376	5,840,972
FMC Corp.	25,685	1,036,903
International Flavors & Fragrances, Inc.	15,528	1,766,621
LyondellBasell Industries NV, Class A	67,404	5,768,434
Monsanto Company	85,301	7,484,310
PPG Industries, Inc.	52,217	5,821,673
Praxair, Inc.	55,379	6,338,127
The Dow Chemical Company	218,096	11,092,363
The Mosaic Company	68,661	1,853,847
The Sherwin-Williams Company	15,162	4,316,167
		72,860,029
Construction materials - 0.2%
Martin Marietta Materials, Inc.	12,309	1,963,409
Vulcan Materials Company	26,480	2,795,494
		4,758,903
Containers and packaging - 0.3%
Avery Dennison Corp.	17,751	1,280,025
Ball Corp.	27,946	1,992,270
International Paper Company	81,191	3,332,079
Owens-Illinois, Inc. (I)	30,796	491,504
Sealed Air Corp.	39,057	1,875,127
WestRock Company	47,934	1,870,864
		10,841,869
Metals and mining - 0.3%
Alcoa, Inc. (L)	253,349	2,427,083
Freeport-McMoRan, Inc. (L)	244,983	2,533,124
Newmont Mining Corp.	101,535	2,698,800

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Nucor Corp.	61,277	$2,898,402
		10,557,409
		99,018,210
Telecommunication services - 2.7%
Diversified telecommunication services - 2.7%
AT&T, Inc.	1,198,645	46,950,925
CenturyLink, Inc.	105,089	3,358,644
Frontier Communications Corp.	221,538	1,238,397
Level 3 Communications, Inc. (I)	57,017	3,013,348
Verizon Communications, Inc.	793,779	42,927,568
		97,488,882
Utilities - 3.4%
Electric utilities - 1.9%
American Electric Power Company, Inc.	95,310	6,328,584
Duke Energy Corp.	134,290	10,834,517
Edison International	64,028	4,602,973
Entergy Corp.	34,458	2,731,830
Eversource Energy	60,997	3,558,565
Exelon Corp.	178,771	6,410,728
FirstEnergy Corp.	83,931	3,018,998
NextEra Energy, Inc.	89,439	10,584,211
Pinnacle West Capital Corp.	21,544	1,617,308
PPL Corp.	130,744	4,977,424
The Southern Company	178,051	9,210,578
Xcel Energy, Inc.	99,871	4,176,605
		68,052,321
Gas utilities - 0.0%
AGL Resources, Inc.	24,315	1,583,879
Independent power and renewable electricity producers - 0.1%
AES Corp.	131,079	1,546,732
NRG Energy, Inc.	63,419	825,081
		2,371,813
Multi-utilities - 1.3%
Ameren Corp.	46,539	2,331,604
CenterPoint Energy, Inc.	82,643	1,728,892
CMS Energy Corp.	53,012	2,249,829
Consolidated Edison, Inc.	57,627	4,415,381
Dominion Resources, Inc.	116,387	8,742,991
DTE Energy Company	34,430	3,121,424
NiSource, Inc.	60,992	1,436,972
PG&E Corp.	95,747	5,718,011
Public Service Enterprise Group, Inc.	99,427	4,686,989
SCANA Corp.	27,487	1,928,213
Sempra Energy	45,451	4,729,177
TECO Energy, Inc.	44,786	1,232,959
WEC Energy Group, Inc.	62,359	3,745,905
		46,068,347
Water utilities - 0.1%
American Water Works Company, Inc.	35,274	2,431,437
		120,507,797
TOTAL COMMON STOCKS (Cost $2,055,021,525)		$3,497,742,524

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	2,784,081	27,858,354
TOTAL SECURITIES LENDING
COLLATERAL (Cost $27,856,128)		$27,858,354

SHORT-TERM INVESTMENTS - 2.8%
Repurchase agreement - 2.8%
Repurchase Agreement with State Street Corp.
dated 03/31/2016 at 0.030% to be
repurchased at $101,900,085 on 04/01/2016,
collateralized by $95,800,000 U.S. Treasury
Bonds, 3.000% due 05/15/2045 (valued at
$103,943,000, including interest)	$101,900,000	$101,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $101,900,000)		$101,900,000
Total Investments (500 Index Trust B)
(Cost $2,184,777,653) - 100.8%		$3,627,500,878
Other assets and liabilities, net - (0.8%)		(27,308,956)
TOTAL NET ASSETS - 100.0%		$3,600,191,922

Active Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 27.9%
U.S. Government - 13.1%
Treasury Inflation Protected Securities
0.375%, 07/15/2025	$4,005,950	$4,094,223
U.S. Treasury Bonds
2.500%, 02/15/2045	9,796,000	9,553,774
3.000%, 11/15/2045	12,763,600	13,784,190
3.375%, 05/15/2044	6,805,000	7,891,405
U.S. Treasury Notes
1.625%, 02/15/2026	56,857,000	56,059,694
1.750%, 01/31/2023	3,680,000	3,732,039
2.000%, 07/31/2022 to 02/15/2025	3,700,000	3,802,164
2.375%, 12/31/2020	2,500,000	2,634,375
		101,551,864
U.S. Government Agency - 14.8%
Federal Home Loan Mortgage Corp.
2.973%, 03/01/2044 (P)	161,036	167,437
3.000%, 03/01/2043	1,902,997	1,962,870
4.000%, 11/01/2043 to 02/01/2044	2,241,978	2,415,593
4.500%, 09/01/2023 to 10/01/2041	5,145,793	5,598,365
5.000%, 03/01/2041 to 04/05/2046	1,275,687	1,328,458
Federal National Mortgage Association
2.344%, 08/01/2034 (P)	1,044,760	1,091,911
2.518%, 06/01/2044 (P)	1,073,268	1,109,670
2.556%, 04/01/2044 (P)	937,954	972,345
2.676%, 07/01/2033 (P)	43,074	45,277
2.925%, 03/01/2044 (P)	164,580	171,110
3.000%, TBA (C)	15,250,000	15,644,614
3.000%, 07/01/2027 to 05/01/2043	1,789,246	1,855,323
3.500%, 02/01/2026 to 04/01/2045	16,097,418	16,982,256
4.000%, 10/01/2025 to 09/01/2044	17,267,421	18,606,127
4.500%, 08/01/2040 to 08/01/2041	14,806,829	16,184,015
5.000%, 05/01/2018 to 04/01/2041	8,162,776	9,037,342
5.500%, 02/01/2018 to 11/01/2039	6,971,663	7,835,219
6.000%, 05/01/2035 to 02/01/2036	4,109,383	4,739,265
6.500%, 01/01/2039 to 06/01/2039	1,505,129	1,763,411
7.000%, 04/01/2017 to 06/01/2032	275,893	329,818
7.500%, 09/01/2029 to 08/01/2031	54,302	65,349
Government National
Mortgage Association
4.000%, 02/15/2041	4,257,853	4,568,820

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
5.000%, 04/15/2035		$645,758	$714,289
5.500%, 03/15/2035		460,089	517,511
6.000%, 03/15/2033 to 06/15/2033		309,074	360,406
6.500%, 09/15/2028 to 08/15/2031		81,163	95,670
7.000%, 04/15/2029		54,791	66,067
8.000%, 10/15/2026		33,768	40,521
			114,269,059
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $208,376,230)			$215,820,923

FOREIGN GOVERNMENT
OBLIGATIONS - 0.5%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)		320,000	334,400
Republic of Argentina
1.000%, 12/15/2035 (P)	ARS	19,532,033	135,278
8.280%, 12/31/2033 (H)		$329,479	393,727
			863,405
Germany - 0.2%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,480,352
Mexico - 0.1%
Government of Mexico
8.000%, 12/07/2023	MXN	11,861,100	780,945
Panama - 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	492,780
9.375%, 04/01/2029		130,000	193,700
			686,480
United Kingdom - 0.0%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	183,733
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,363,312)			$3,994,915

CORPORATE BONDS - 40.0%
Consumer discretionary - 5.0%
21st Century Fox America, Inc.
6.650%, 11/15/2037		$500,000	622,709
6.750%, 01/09/2038		108,000	127,474
7.750%, 12/01/2045		491,000	648,418
Advance Auto Parts, Inc.
4.500%, 12/01/2023		650,000	677,915
Altice Financing SA
6.500%, 01/15/2022 (S)		215,000	218,763
6.625%, 02/15/2023 (S)		275,000	275,688
Amazon.com, Inc.
4.950%, 12/05/2044		685,000	789,480
American Honda Finance Corp.
1.700%, 02/22/2019		680,000	685,777
AutoNation, Inc.
4.500%, 10/01/2025		255,000	261,445
Brinker International, Inc.
3.875%, 05/15/2023		740,000	726,904
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		335,000	346,725
CCO Safari II LLC
6.484%, 10/23/2045 (S)		570,000	634,412
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		355,000	353,225
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,357,534
Dana Holding Corp.
6.000%, 09/15/2023		515,000	507,275
Delphi Automotive PLC
4.250%, 01/15/2026		505,000	527,363
Delphi Corp.
5.000%, 02/15/2023		1,140,000	1,199,850
Eldorado Resorts, Inc.
7.000%, 08/01/2023		185,000	191,475
Ford Motor Company
4.750%, 01/15/2043		215,000	214,565
Ford Motor Credit Company LLC
2.551%, 10/05/2018		480,000	482,038
5.875%, 08/02/2021		1,249,000	1,432,186
General Motors Company
4.875%, 10/02/2023		860,000	901,564
6.250%, 10/02/2043		455,000	486,078
General Motors Financial Company, Inc.
3.450%, 04/10/2022		635,000	623,818
4.000%, 01/15/2025		705,000	684,989
4.375%, 09/25/2021		860,000	889,259
Grain Spectrum Funding II LLC
3.290%, 10/10/2019 (S)		488,705	480,446
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)		1,000,000	1,015,223
Hot Topic, Inc.
9.250%, 06/15/2021 (S)		325,000	325,813
Hyatt Hotels Corp.
3.375%, 07/15/2023		1,160,000	1,136,698
Hyundai Capital America
2.400%, 10/30/2018 (S)		625,000	629,266
International Game Technology PLC
6.500%, 02/15/2025 (S)		245,000	242,550
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)		590,000	472,000
L Brands, Inc.
6.625%, 04/01/2021		650,000	731,185
6.875%, 11/01/2035		240,000	260,448
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036		417,000	425,364
MDC Holdings, Inc.
5.500%, 01/15/2024		670,000	641,525
MDC Partners, Inc.
6.500%, 05/01/2024 (S)		185,000	188,931
Midcontinent Communications
6.875%, 08/15/2023 (S)		215,000	222,525
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021		365,000	374,125
Myriad International Holdings BV
5.500%, 07/21/2025 (S)		250,000	251,225
Nemak SAB de CV
5.500%, 02/28/2023 (S)		400,000	411,000
Newell Rubbermaid, Inc.
2.150%, 10/15/2018		240,000	240,039
4.200%, 04/01/2026		450,000	470,655
Omnicom Group, Inc.
3.600%, 04/15/2026		410,000	420,166

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	$660,000	$630,049
QVC, Inc.
4.375%, 03/15/2023	410,000	401,059
5.125%, 07/02/2022	250,000	262,776
5.450%, 08/15/2034	345,000	305,073
Radio One, Inc.
9.250%, 02/15/2020 (S)	375,000	256,875
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	600,000	601,310
3.950%, 06/15/2025	620,000	620,474
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	255,000	265,200
Service Corp. International
5.375%, 05/15/2024	450,000	475,875
Sinclair Television Group, Inc.
5.625%, 08/01/2024 (S)	490,000	492,450
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	453,000	476,783
5.375%, 04/15/2025 (S)	320,000	325,600
Target Corp.
6.500%, 10/15/2037	657,000	911,218
Time Warner Cable, Inc.
5.500%, 09/01/2041	450,000	446,379
8.250%, 04/01/2019	410,000	477,398
Time Warner Companies, Inc.
7.570%, 02/01/2024	716,000	901,105
Time Warner Entertainment Company LP
8.375%, 07/15/2033	300,000	381,179
Time Warner, Inc.
3.600%, 07/15/2025	400,000	410,758
3.875%, 01/15/2026	970,000	1,017,706
6.500%, 11/15/2036	255,000	295,881
7.625%, 04/15/2031	451,000	575,993
Toll Brothers Finance Corp.
4.000%, 12/31/2018	600,000	621,000
Viacom, Inc.
4.375%, 03/15/2043	642,000	496,416
6.125%, 10/05/2017	750,000	793,897
Vista Outdoor, Inc.
5.875%, 10/01/2023 (S)	105,000	109,988
Waterford Gaming LLC
8.625%, 09/15/2049 (H)(S)	341,969	0
Yum! Brands, Inc.
5.350%, 11/01/2043	600,000	459,750
6.250%, 03/15/2018	155,000	163,913
6.875%, 11/15/2037	292,000	277,400
ZF North America Capital, Inc.
4.750%, 04/29/2025 (S)	345,000	343,275
		38,602,893
Consumer staples - 2.2%
Alliance One International, Inc.
9.875%, 07/15/2021 (L)	750,000	571,875
Anheuser-Busch Companies LLC
6.500%, 02/01/2043	540,000	696,921
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	1,440,000	1,608,957
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	405,000	470,539
Central Garden & Pet Company
6.125%, 11/15/2023	90,000	93,600
Constellation Brands, Inc.
4.250%, 05/01/2023	375,000	383,438
4.750%, 11/15/2024	275,000	286,688
CVS Health Corp.
5.125%, 07/20/2045	665,000	770,590
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	1,131,263	1,428,109
Fomento Economico Mexicano SAB
de CV
4.375%, 05/10/2043	1,000,000	975,818
HRG Group, Inc.
7.875%, 07/15/2019 (S)	315,000	332,199
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	700,000	706,573
4.875%, 02/15/2025 (S)	360,000	396,741
5.200%, 07/15/2045 (S)	470,000	526,027
6.125%, 08/23/2018	817,000	900,623
PepsiCo, Inc.
1.500%, 02/22/2019	650,000	658,186
Post Holdings, Inc.
7.750%, 03/15/2024 (S)	205,000	224,988
Revlon Consumer Products Corp.
5.750%, 02/15/2021	380,000	390,450
Reynolds American, Inc.
4.850%, 09/15/2023	1,000,000	1,130,097
SABMiller PLC
6.500%, 07/15/2018 (S)	715,000	784,234
Safeway, Inc.
6.350%, 08/15/2017	164,000	167,280
SUPERVALU, Inc.
7.750%, 11/15/2022 (L)	520,000	440,700
The Kroger Company
7.000%, 05/01/2018	1,105,000	1,219,886
Tops Holding II Corp.
8.750%, 06/15/2018	128,000	124,160
Tops Holding LLC
8.000%, 06/15/2022 (S)	740,000	684,500
Vector Group, Ltd.
7.750%, 02/15/2021	340,000	357,000
Whole Foods Market, Inc.
5.200%, 12/03/2025 (S)	850,000	891,098
		17,221,277
Energy - 4.4%
Anadarko Petroleum Corp.
4.500%, 07/15/2044	400,000	313,856
5.550%, 03/15/2026	800,000	808,853
Apache Corp.
5.100%, 09/01/2040	325,000	294,958
Boardwalk Pipelines LP
3.375%, 02/01/2023	850,000	717,502
BP Capital Markets PLC
2.750%, 05/10/2023	530,000	520,022
Cameron International Corp.
5.950%, 06/01/2041	1,178,000	1,329,683
Cimarex Energy Company
4.375%, 06/01/2024	1,155,000	1,137,690
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	605,008
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025 (S)	490,000	486,644
ConocoPhillips Company
2.875%, 11/15/2021	450,000	441,599
5.950%, 03/15/2046	575,000	615,966

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Continental Resources, Inc.
4.500%, 04/15/2023	$265,000	$221,606
4.900%, 06/01/2044	400,000	298,000
5.000%, 09/15/2022	946,000	815,334
DCP Midstream LLC
9.750%, 03/15/2019 (S)	465,000	455,685
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	355,000	183,713
DCP Midstream Operating LP
3.875%, 03/15/2023	275,000	229,939
Devon Energy Corp.
5.000%, 06/15/2045	600,000	447,927
Devon Financing Corp. LLC
7.875%, 09/30/2031	874,000	857,161
Enbridge Energy Partners LP
4.375%, 10/15/2020	385,000	375,938
7.500%, 04/15/2038	600,000	594,083
Energen Corp.
4.625%, 09/01/2021	500,000	437,500
Energy Transfer Partners LP
4.150%, 10/01/2020	1,000,000	969,762
5.150%, 03/15/2045	515,000	400,435
5.950%, 10/01/2043	300,000	258,454
9.700%, 03/15/2019	330,000	364,961
Enterprise Products Operating LLC
6.650%, 04/15/2018	750,000	811,573
6.875%, 03/01/2033	471,000	533,791
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	500,000	400,000
Hess Corp.
5.600%, 02/15/2041	400,000	356,874
Kerr-McGee Corp.
6.950%, 07/01/2024	415,000	439,418
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	510,378
7.300%, 08/15/2033	603,000	614,210
7.750%, 03/15/2032	210,000	219,601
Kinder Morgan, Inc.
5.550%, 06/01/2045	640,000	568,925
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	565,000	561,186
Marathon Oil Corp.
6.800%, 03/15/2032	785,000	696,679
MPLX LP
4.000%, 02/15/2025	225,000	194,074
4.875%, 12/01/2024 (S)	235,000	216,757
National Oilwell Varco, Inc.
2.600%, 12/01/2022	600,000	508,783
Newfield Exploration Company
5.625%, 07/01/2024	500,000	468,750
5.750%, 01/30/2022	250,000	244,063
Nexen Energy ULC
6.400%, 05/15/2037	775,000	879,484
Noble Energy, Inc.
4.150%, 12/15/2021	600,000	599,407
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	248,828
Occidental Petroleum Corp.
3.400%, 04/15/2026	755,000	760,888
ONEOK Partners LP
6.650%, 10/01/2036	835,000	776,866
Petro-Canada
6.050%, 05/15/2018	745,000	788,031
Petroleos Mexicanos
4.875%, 01/24/2022	375,000	372,188
Plains All American Pipeline LP
4.900%, 02/15/2045	750,000	577,704
Regency Energy Partners LP
5.000%, 10/01/2022	145,000	136,341
5.500%, 04/15/2023	600,000	534,857
5.875%, 03/01/2022	145,000	140,934
Shell International Finance BV
4.375%, 05/11/2045	1,060,000	1,064,622
Sinopec Group Overseas Development
2015, Ltd.
3.250%, 04/28/2025 (S)	550,000	546,054
Spectra Energy Capital LLC
6.750%, 02/15/2032	589,000	559,661
Summit Midstream Holdings LLC
7.500%, 07/01/2021	230,000	180,550
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	964,628
4.400%, 04/01/2021	500,000	491,218
Tesoro Logistics LP
6.125%, 10/15/2021	525,000	525,000
Williams Partners LP
4.300%, 03/04/2024	700,000	582,343
4.875%, 05/15/2023 to 03/15/2024	1,120,000	976,594
WPX Energy, Inc.
5.250%, 09/15/2024	185,000	128,575
6.000%, 01/15/2022	350,000	255,500
		33,617,614
Financials - 16.3%
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	505,000	514,687
Ally Financial, Inc.
3.250%, 11/05/2018	470,000	462,245
American Express Bank FSB
6.000%, 09/13/2017	585,000	621,213
American International Group, Inc.
3.900%, 04/01/2026	830,000	833,096
6.250%, 03/15/2087	100,000	103,000
American Tower Corp.
3.400%, 02/15/2019	275,000	282,186
4.700%, 03/15/2022	375,000	406,279
5.000%, 02/15/2024	670,000	735,513
5.900%, 11/01/2021	800,000	914,263
Aquarius & Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024	560,000	583,743
Ares Capital Corp.
3.875%, 01/15/2020	535,000	548,393
Assurant, Inc.
4.000%, 03/15/2023	1,260,000	1,269,504
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024 (L)	660,000	700,811
AvalonBay Communities, Inc.
5.700%, 03/15/2017	750,000	779,542
AXA SA
8.600%, 12/15/2030	270,000	355,050

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	$215,000	$219,838
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)	1,440,000	1,465,200
Bank of America Corp.
3.950%, 04/21/2025	205,000	204,174
4.200%, 08/26/2024	370,000	376,691
4.250%, 10/22/2026	400,000	406,759
4.450%, 03/03/2026	810,000	836,382
5.000%, 05/13/2021	1,000,000	1,109,844
5.650%, 05/01/2018	1,000,000	1,073,602
6.875%, 04/25/2018	810,000	889,504
7.625%, 06/01/2019	1,065,000	1,239,659
Bank of America Corp. (6.250% to
09/05/2024, then 3 month
LIBOR + 3.705%)
09/05/2024 (Q)	650,000	637,000
Bank of America Corp. (6.300% to
03/10/2026, then 3 month
LIBOR + 4.553%)
03/10/2026 (Q)	320,000	330,368
Bank of America Corp. (8.000% to
01/30/2018, then 3 month
LIBOR + 3.630%)
01/30/2018 (Q)	595,000	582,356
BankUnited, Inc.
4.875%, 11/17/2025	660,000	662,265
Barclays Bank PLC
10.179%, 06/12/2021 (S)	545,000	692,790
Barclays PLC
4.375%, 01/12/2026	500,000	490,660
Boston Properties LP
3.700%, 11/15/2018	1,043,000	1,091,001
BPCE SA
4.500%, 03/15/2025 (S)	550,000	544,781
5.700%, 10/22/2023 (S)	540,000	571,975
Capital One Financial Corp.
2.450%, 04/24/2019	395,000	399,295
3.500%, 06/15/2023	1,023,000	1,035,650
4.200%, 10/29/2025	630,000	638,161
4.750%, 07/15/2021	700,000	767,429
Capital One Financial Corp. (5.550% to
06/01/2020, then 3 month
LIBOR + 3.800%)
06/01/2020 (L)(Q)	530,000	530,000
Capital One NA
2.350%, 08/17/2018	500,000	502,643
Citigroup, Inc.
3.500%, 05/15/2023	1,060,000	1,060,142
4.500%, 01/14/2022	1,000,000	1,095,315
4.600%, 03/09/2026	615,000	630,865
CNA Financial Corp.
7.250%, 11/15/2023	280,000	330,481
CNO Financial Group, Inc.
5.250%, 05/30/2025	665,000	679,963
Columbia Property Trust Operating
Partnership LP
4.150%, 04/01/2025	600,000	605,041
Commerzbank AG
8.125%, 09/19/2023 (S)	700,000	790,265
Corrections Corp. of America
4.625%, 05/01/2023	405,000	409,050
5.000%, 10/15/2022	175,000	182,438
Credit Acceptance Corp.
6.125%, 02/15/2021	515,000	486,675
Credit Agricole SA
4.375%, 03/17/2025 (S)	600,000	587,526
Credit Agricole SA (6.625% to
09/23/2019, then 5 Year U.S. Swap
Rate + 4.697%)
09/23/2019 (Q)(S)	545,000	512,169
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)	650,000	614,250
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)	350,000	379,750
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 Year U.S. Swap
Rate + 4.598%)
12/11/2023 (Q)(S)	340,000	334,390
Credito Real SAB de CV
7.500%, 03/13/2019 (S)	525,000	518,438
Crown Castle International Corp.
4.450%, 02/15/2026	495,000	514,329
Crown Castle Towers LLC
4.883%, 08/15/2040 (S)	495,000	530,165
6.113%, 01/15/2040 (S)	620,000	684,068
DDR Corp.
3.500%, 01/15/2021	650,000	659,680
Deutsche Bank AG
4.500%, 04/01/2025	273,000	237,374
Discover Bank
2.600%, 11/13/2018	655,000	656,750
Discover Financial Services
3.950%, 11/06/2024	510,000	504,229
5.200%, 04/27/2022	610,000	652,440
Doric Nimrod Air Alpha 2013-1 Class A
Pass Through Trust
5.250%, 05/30/2025 (S)	394,661	396,635
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2021 (S)	210,401	210,401
Doric Nimrod Air Finance Alpha, Ltd.
2012-1 Class A Pass Through Trust
5.125%, 11/30/2024 (S)	395,091	401,719
Enova International, Inc.
9.750%, 06/01/2021	545,000	386,950
EPR Properties
5.750%, 08/15/2022	500,000	539,210
Equity Commonwealth
5.875%, 09/15/2020	700,000	761,734
ERP Operating LP
3.375%, 06/01/2025	300,000	309,206
5.750%, 06/15/2017	441,000	464,412
Essex Portfolio LP
5.500%, 03/15/2017	906,000	938,738
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	475,000	431,063

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
FS Investment Corp.
4.000%, 07/15/2019	$545,000	$546,380
HBOS PLC
6.750%, 05/21/2018 (S)	1,045,000	1,130,142
HCP, Inc.
3.875%, 08/15/2024	800,000	772,425
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,112,038
Highwoods Realty LP
5.850%, 03/15/2017	240,000	248,555
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year
U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)	185,000	171,819
ING Bank NV
5.800%, 09/25/2023 (S)	620,000	675,840
ING Groep NV (6.500% to 04/16/2025,
then 5 Year U.S. Swap Rate + 4.446%)
04/16/2025 (Q)	200,000	183,250
Invesco Finance PLC
3.125%, 11/30/2022	850,000	867,449
Iron Mountain, Inc.
5.750%, 08/15/2024	555,000	568,875
6.000%, 08/15/2023	540,000	567,000
iStar, Inc.
5.000%, 07/01/2019	90,000	86,400
Jefferies Group LLC
5.125%, 04/13/2018	600,000	621,925
6.875%, 04/15/2021	725,000	816,583
8.500%, 07/15/2019	810,000	925,570
JPMorgan Chase & Co.
3.375%, 05/01/2023	1,250,000	1,255,620
4.125%, 12/15/2026	600,000	622,047
4.500%, 01/24/2022	1,300,000	1,435,346
4.625%, 05/10/2021	1,035,000	1,148,034
6.300%, 04/23/2019	1,000,000	1,131,162
JPMorgan Chase & Co. (5.000% to
07/01/2019, then 3 month
LIBOR + 3.320%)
07/01/2019 (Q)	670,000	639,850
JPMorgan Chase & Co. (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (L)(Q)	930,000	1,021,140
Kimco Realty Corp.
6.875%, 10/01/2019	755,000	869,382
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	655,901
4.750%, 03/15/2026	825,000	836,869
Leucadia National Corp.
5.500%, 10/18/2023	1,770,000	1,664,042
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	1,000,000	1,031,008
Liberty Mutual Group, Inc. (7.800% to
03/15/2037, then 3 month LIBOR
+3.576%)
03/07/2087 (S)	540,000	588,600
Liberty Property LP
5.500%, 12/15/2016	800,000	821,743
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,117,638
Lloyds Banking Group PLC
4.650%, 03/24/2026	1,280,000	1,269,135
Lloyds Banking Group PLC (7.500% to
06/27/2024, then 5 Year U.S. Swap
Rate + 4.760%)
06/27/2024 (Q)	435,000	430,607
Loews Corp.
2.625%, 05/15/2023	630,000	621,646
3.750%, 04/01/2026	825,000	843,301
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (S)	660,000	662,363
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	650,000	658,847
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	620,000	607,600
Markel Corp.
5.000%, 03/30/2043	1,270,000	1,279,501
5.350%, 06/01/2021	800,000	894,078
McGraw Hill Financial, Inc.
4.000%, 06/15/2025	720,000	750,506
4.400%, 02/15/2026	430,000	467,588
MetLife, Inc.
3.000%, 03/01/2025	300,000	295,262
6.400%, 12/15/2066	425,000	439,025
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	430,000	443,444
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,080,000	1,124,675
Morgan Stanley
2.450%, 02/01/2019	365,000	370,418
4.100%, 05/22/2023	900,000	928,444
4.300%, 01/27/2045	360,000	362,355
5.500%, 01/26/2020	435,000	484,957
5.950%, 12/28/2017	565,000	604,729
6.625%, 04/01/2018	470,000	513,551
7.300%, 05/13/2019	1,050,000	1,208,692
Morgan Stanley (5.450% to 07/15/2019,
then 3 month LIBOR + 3.610%)
07/15/2019 (Q)	200,000	189,000
Morgan Stanley (5.550% to 07/15/2020,
then 3 month LIBOR + 3.810%)
07/15/2020 (Q)	400,000	394,300
MPT Operating Partnership LP
6.375%, 02/15/2022	385,000	402,325
6.875%, 05/01/2021	295,000	305,694
MSCI, Inc.
5.250%, 11/15/2024 (S)	50,000	51,625
National Retail Properties, Inc.
3.300%, 04/15/2023	1,260,000	1,249,028
Nationstar Mortgage LLC
6.500%, 07/01/2021	385,000	341,688
7.875%, 10/01/2020	405,000	387,788
9.625%, 05/01/2019	195,000	202,069
Nationwide Mutual Insurance Company
2.924%, 12/15/2024 (P)(S)	1,130,000	1,097,513
NewStar Financial, Inc.
7.250%, 05/01/2020	640,000	576,000
Nippon Life Insurance Company (5.100%
to 10/16/2024, then 5 Year
U.S. ISDAFIX + 3.650%)
10/16/2044 (S)	410,000	437,675
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,127,000	1,228,430

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	$430,000	$417,656
4.950%, 04/01/2024	925,000	942,441
5.250%, 01/15/2026	260,000	265,032
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	340,000	379,917
Piedmont Operating Partnership LP
4.450%, 03/15/2024	500,000	506,782
Popular, Inc.
7.000%, 07/01/2019	320,000	311,200
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month
LIBOR + 3.040%)
03/15/2044	395,000	380,752
Prudential Financial, Inc. (5.875% to
09/01/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	391,000	408,595
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)	320,000	310,400
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	702,000	842,330
Radian Group, Inc.
5.250%, 06/15/2020	270,000	263,925
7.000%, 03/15/2021	130,000	134,615
Realty Income Corp.
5.375%, 09/15/2017	1,250,000	1,310,741
Royal Bank of Scotland Group PLC
4.800%, 04/05/2026	460,000	461,523
Royal Bank of Scotland Group PLC
(8.000% to 08/10/2025, then 5 Year
U.S. Swap Rate + 5.720%)
08/10/2025 (Q)	300,000	286,050
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (S)	540,000	510,756
Sirius International Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	980,000	967,750
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	907,684
Societe Generale SA (8.000% to
09/29/2025, then 5 Year
U.S. ISDAFIX + 5.873%)
09/29/2025 (Q)(S)	600,000	582,000
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)	385,000	387,888
Stearns Holdings LLC
9.375%, 08/15/2020 (S)	230,000	224,825
Stifel Financial Corp.
4.250%, 07/18/2024	1,195,000	1,183,295
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	855,000	869,087
Synovus Financial Corp.
7.875%, 02/15/2019	195,000	215,963
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	670,000	862,644
The Bear Stearns Companies LLC
7.250%, 02/01/2018	405,000	444,858
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	1,000,000	1,140,000
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	1,200,000	1,238,066
3.750%, 05/22/2025	485,000	496,636
4.750%, 10/21/2045	245,000	256,153
5.750%, 01/24/2022	160,000	184,687
5.950%, 01/18/2018	725,000	777,565
6.150%, 04/01/2018	1,000,000	1,081,920
The Hartford Financial
Services Group, Inc.
5.500%, 03/30/2020	500,000	555,056
6.625%, 03/30/2040	500,000	622,445
The Hartford Financial Services
Group, Inc. (8.125% to 06/15/2018,
then 3 month LIBOR + 4.603%)
06/15/2068	665,000	709,888
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	475,000	448,281
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	615,000	672,595
Ventas Realty LP
3.500%, 02/01/2025	825,000	814,101
3.750%, 05/01/2024	250,000	249,897
VEREIT Operating Partnership LP
2.000%, 02/06/2017	600,000	594,000
4.600%, 02/06/2024	667,000	663,665
Vornado Realty LP
5.000%, 01/15/2022	1,250,000	1,355,646
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053	855,000	795,150
Weingarten Realty Investors
3.375%, 10/15/2022	1,050,000	1,045,252
Wells Fargo & Company
3.450%, 02/13/2023	900,000	923,237
4.650%, 11/04/2044	215,000	220,676
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month
LIBOR + 3.990%)
06/15/2025 (Q)	685,000	731,443
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)	735,000	744,877
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	482,000	498,822
Wells Fargo Bank NA
5.850%, 02/01/2037	240,000	292,298
Welltower, Inc.
3.750%, 03/15/2023	250,000	249,806

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Willis Towers Watson PLC
5.750%, 03/15/2021	$1,350,000	$1,503,048
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,138,162
		125,541,986
Health care - 1.7%
AbbVie, Inc.
3.600%, 05/14/2025	735,000	771,874
Actavis Funding SCS
3.800%, 03/15/2025	450,000	468,297
Agilent Technologies, Inc.
3.875%, 07/15/2023	670,000	700,582
Alere, Inc.
7.250%, 07/01/2018	240,000	250,200
Anthem, Inc.
6.375%, 06/15/2037	1,000,000	1,212,414
Celgene Corp.
5.000%, 08/15/2045	790,000	854,497
Centene Escrow Corp.
6.125%, 02/15/2024 (S)	175,000	184,188
Cigna Corp.
4.500%, 03/15/2021	1,100,000	1,194,172
Covenant Surgical Partners, Inc.
8.750%, 08/01/2019 (S)	239,000	229,440
Express Scripts Holding Company
4.500%, 02/25/2026	865,000	898,322
Fresenius US Finance II, Inc.
4.500%, 01/15/2023 (S)	245,000	248,675
HCA, Inc.
5.250%, 04/15/2025 to 06/15/2026	610,000	627,850
7.500%, 02/15/2022	380,000	429,996
Medco Health Solutions, Inc.
7.125%, 03/15/2018	325,000	357,372
MEDNAX, Inc.
5.250%, 12/01/2023 (S)	85,000	88,400
Medtronic, Inc.
4.625%, 03/15/2045	610,000	681,494
Molina Healthcare, Inc.
5.375%, 11/15/2022 (S)	430,000	441,825
Mylan, Inc.
2.600%, 06/24/2018	670,000	670,337
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)	155,000	158,430
Select Medical Corp.
6.375%, 06/01/2021	600,000	567,000
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	49,000	58,022
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	686,762
WellCare Health Plans, Inc.
5.750%, 11/15/2020	245,000	253,575
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025	1,075,000	1,086,636
		13,120,360
Industrials - 4.3%
AerCap Ireland Capital, Ltd.
4.625%, 10/30/2020	150,000	153,750
Ahern Rentals, Inc.
7.375%, 05/15/2023 (S)	575,000	396,750
Air Lease Corp.
3.375%, 01/15/2019	470,000	468,531
3.875%, 04/01/2021	340,000	345,525
4.750%, 03/01/2020 (L)	805,000	840,823
5.625%, 04/01/2017	235,000	241,444
Aircastle, Ltd.
5.500%, 02/15/2022	325,000	339,014
6.250%, 12/01/2019	265,000	287,856
7.625%, 04/15/2020	205,000	231,650
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 07/31/2019 (S)	709,611	737,995
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 07/15/2024	445,283	476,417
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 01/15/2022 (S)	116,896	118,065
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 11/01/2024	685,740	653,167
American Airlines 2016-1 Class A Pass
Through Trust
4.100%, 07/15/2029	280,000	289,772
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)	280,000	289,800
British Airways 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	738,258	775,171
British Airways 2013-1 Class B Pass
Through Trust
5.625%, 12/20/2021 (S)	219,677	222,972
Builders FirstSource, Inc.
10.750%, 08/15/2023 (S)	315,000	317,363
Casella Waste Systems, Inc.
7.750%, 02/15/2019	395,000	400,678
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 03/15/2019	61,274	63,130
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 08/02/2020	136,884	144,673
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 10/02/2019	31,681	33,106
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 10/19/2023	462,374	510,923
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 10/11/2021	126,925	132,637
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 07/02/2024	466,628	529,622
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 01/02/2020	94,875	101,516
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	242,000	228,690
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (S)	340,000	354,480
EnerSys
5.000%, 04/30/2023 (S)	145,000	139,925

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)	$360,000	$360,000
General Electric Company
1.098%, 08/15/2036 (P)	410,000	338,709
2.700%, 10/09/2022	1,100,000	1,143,870
General Electric Company (5.000% to
01/21/2021, then 3 month
LIBOR + 3.330%)
01/21/2021 (Q)	1,243,000	1,280,290
Huntington Ingalls Industries, Inc.
5.000%, 12/15/2021 to 11/15/2025 (S)	615,000	645,500
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	305,000	332,450
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024	700,000	729,362
Lockheed Martin Corp.
2.900%, 03/01/2025	560,000	569,045
4.700%, 05/15/2046	430,000	480,942
Masco Corp.
4.375%, 04/01/2026	680,000	692,315
4.450%, 04/01/2025	390,000	404,547
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 05/01/2021	271,518	304,100
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	340,000	141,950
7.500%, 04/25/2016 (Q)(S)	130,000	54,860
Optimas OE Solutions Holding LLC
8.625%, 06/01/2021 (S)	205,000	154,775
Owens Corning
4.200%, 12/15/2022	585,000	593,015
Penske Truck Leasing Company LP
3.375%, 02/01/2022 (S)	745,000	740,057
Ryder System, Inc.
2.450%, 11/15/2018	900,000	908,298
Safway Group Holding LLC
7.000%, 05/15/2018 (S)	135,000	135,338
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	251,000	198,290
Stanley Black & Decker, Inc. (5.750% to
12/15/2018, then 3 month
LIBOR + 4.304%)
12/15/2053	650,000	682,500
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	2,955,000	2,127,600
Textron, Inc.
3.875%, 03/01/2025	250,000	252,085
4.000%, 03/15/2026	630,000	646,185
7.250%, 10/01/2019	245,000	280,480
The Dun & Bradstreet Corp.
4.375%, 12/01/2022	700,000	703,545
Trinity Acquisition PLC
4.400%, 03/15/2026	550,000	558,210
Trinity Industries, Inc.
4.550%, 10/01/2024	800,000	667,767
Tutor Perini Corp.
7.625%, 11/01/2018 (L)	580,000	571,300
Tyco Electronics Group SA
2.375%, 12/17/2018	980,000	991,182
4.875%, 01/15/2021	500,000	539,078
6.550%, 10/01/2017	945,000	1,009,678
UAL 2009-1 Pass Through Trust
10.400%, 05/01/2018	43,051	44,722
UAL 2009-2A Pass Through Trust
9.750%, 07/15/2018	84,029	88,245
Union Pacific Corp.
4.163%, 07/15/2022	1,137,000	1,272,292
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 03/03/2028	524,288	524,288
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	577,965	572,185
United Rentals North America, Inc.
5.500%, 07/15/2025 (L)	390,000	385,125
5.750%, 11/15/2024	445,000	445,000
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	429,238	472,162
XPO Logistics, Inc.
6.500%, 06/15/2022 (L)(S)	730,000	709,013
		33,575,800
Information technology - 1.1%
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)	280,000	280,000
Ancestry.com, Inc.
11.000%, 12/15/2020	285,000	306,375
eBay, Inc.
2.500%, 03/09/2018	360,000	365,882
3.800%, 03/09/2022	970,000	999,108
Electronic Arts, Inc.
4.800%, 03/01/2026	970,000	993,989
Fidelity National Information
Services, Inc.
5.000%, 10/15/2025	505,000	545,564
Fiserv, Inc.
3.850%, 06/01/2025	614,000	647,302
Micron Technology, Inc.
5.875%, 02/15/2022	415,000	358,975
Qorvo, Inc.
6.750%, 12/01/2023 (S)	235,000	242,638
7.000%, 12/01/2025 (S)	205,000	214,225
QUALCOMM, Inc.
3.450%, 05/20/2025	500,000	517,716
Rackspace Hosting, Inc.
6.500%, 01/15/2024 (S)	540,000	533,250
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)	305,000	287,463
VeriSign, Inc.
5.250%, 04/01/2025	400,000	403,000
Visa, Inc.
3.150%, 12/14/2025	720,000	751,938
4.300%, 12/14/2045	760,000	831,704
Western Digital Corp.
7.375%, 04/01/2023 (S)	185,000	188,700
Zebra Technologies Corp.
7.250%, 10/15/2022 (L)	335,000	363,475
		8,831,304
Materials - 1.6%
Alcoa, Inc.
5.720%, 02/23/2019	560,000	582,400
Allegheny Technologies, Inc.
9.375%, 06/01/2019	720,000	684,000

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Anglo American Capital PLC
4.125%, 09/27/2022 (S)	$400,000	$325,000
ArcelorMittal
10.850%, 06/01/2019	265,000	294,150
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	317,534	306,420
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	585,000	595,238
Cemex SAB de CV
6.125%, 05/05/2025 (S)	400,000	374,000
6.500%, 12/10/2019 (S)	405,000	416,644
Commercial Metals Company
7.350%, 08/15/2018	320,000	338,400
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,082,111
Freeport-McMoRan, Inc.
5.450%, 03/15/2043	500,000	302,500
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	225,000	241,195
Methanex Corp.
5.650%, 12/01/2044	450,000	363,573
Norbord, Inc.
6.250%, 04/15/2023 (S)	315,000	310,275
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)	700,000	680,750
Platform Specialty Products Corp.
6.500%, 02/01/2022 (S)	765,000	645,469
Rain CII Carbon LLC
8.250%, 01/15/2021 (S)	455,000	323,050
The Chemours Company
6.625%, 05/15/2023 (S)	172,000	140,180
The Dow Chemical Company
3.000%, 11/15/2022	270,000	276,227
4.125%, 11/15/2021	1,000,000	1,091,522
The Mosaic Company
4.250%, 11/15/2023	1,300,000	1,358,492
The Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,050,224
Wise Metals Group LLC
8.750%, 12/15/2018 (S)	360,000	316,800
		12,098,620
Telecommunication services - 1.8%
AT&T, Inc.
4.350%, 06/15/2045	285,000	262,138
4.750%, 05/15/2046	410,000	400,051
CC Holdings GS V LLC
3.849%, 04/15/2023	445,000	458,933
CenturyLink, Inc.
7.600%, 09/15/2039	1,000,000	822,500
Columbus International, Inc.
7.375%, 03/30/2021 (S)	200,000	213,000
Comcel Trust
6.875%, 02/06/2024 (S)	700,000	654,500
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	758,000	1,137,008
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)	395,000	339,206
Digicel, Ltd.
6.750%, 03/01/2023 (S)	360,000	318,600
Frontier Communications Corp.
8.875%, 09/15/2020 (S)	435,000	454,031
GCI, Inc.
6.875%, 04/15/2025	345,000	351,900
Millicom International Cellular SA
4.750%, 05/22/2020 (S)	420,000	400,050
6.625%, 10/15/2021 (S)	375,000	378,750
MTN Mauritius Investments, Ltd.
4.755%, 11/11/2024 (S)	140,000	126,028
SBA Tower Trust
3.598%, 04/15/2043 (S)	320,000	319,710
Sprint Capital Corp.
6.875%, 11/15/2028	400,000	292,000
T-Mobile USA, Inc.
6.125%, 01/15/2022	225,000	232,313
6.250%, 04/01/2021	205,000	215,209
Telecom Italia Capital SA
7.200%, 07/18/2036	325,000	331,500
Verizon Communications, Inc.
4.272%, 01/15/2036	1,311,000	1,304,748
4.400%, 11/01/2034	400,000	404,470
4.522%, 09/15/2048	978,000	979,965
4.672%, 03/15/2055	397,000	381,120
4.862%, 08/21/2046	1,225,000	1,292,167
5.012%, 08/21/2054	596,000	598,109
6.550%, 09/15/2043	433,000	569,550
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)	310,000	280,550
		13,518,106
Utilities - 1.6%
Arizona Public Service Company
5.500%, 09/01/2035	1,118,000	1,345,567
Beaver Valley II Funding Corp.
9.000%, 06/01/2017 (L)	52,000	55,120
BVPS II Funding Corp.
8.890%, 06/01/2017	11,000	11,305
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	535,000	727,015
Electricite de France SA
3.625%, 10/13/2025 (S)	375,000	382,731
Electricite de France SA (5.250% to
01/29/2023, then 10 Year U.S. Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	450,000	411,750
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (S)	405,000	375,526
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,018,197
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	390,000	414,254
6.875%, 06/21/2023 (S)	170,000	200,672
7.250%, 01/15/2019 (S)	350,000	387,266
NextEra Energy Capital Holdings, Inc.
2.300%, 04/01/2019	335,000	337,004
NiSource Finance Corp.
6.400%, 03/15/2018	268,000	290,655
NRG Energy, Inc.
6.250%, 05/01/2024	845,000	775,288
NRG Yield Operating LLC
5.375%, 08/15/2024	1,320,000	1,227,600
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	750,000	810,797
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,160,000	1,183,792

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PSEG Power LLC
8.625%, 04/15/2031	$736,000	$880,194
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	280,000	307,650
Talen Energy Supply LLC
6.500%, 06/01/2025	310,000	257,300
TransAlta Corp.
6.900%, 05/15/2018	1,157,000	1,150,898
W3A Funding Corp.
8.090%, 01/02/2017	94,564	94,470
		12,645,051
TOTAL CORPORATE BONDS (Cost $305,048,032)		$308,773,011

CAPITAL PREFERRED SECURITIES - 0.7%
Financials - 0.7%
BAC Capital Trust XIV, Series G
4.000%, 04/11/2016 (P)(Q)	640,000	465,997
Goldman Sachs Capital II
4.000%, 04/25/2016 (P)(Q)	421,000	301,226
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2068 (S)	315,000	427,219
Sovereign Capital Trust VI
7.908%, 06/13/2036	335,000	337,713
State Street Capital Trust IV
1.634%, 06/01/2077 (P)	770,000	562,755
SunTrust Preferred Capital I
4.000%, 04/25/2016 (P)(Q)	425,000	312,906
USB Capital IX
3.500%, 04/25/2016 (P)(Q)	1,045,000	773,300
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	795,000	793,410
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2067 (S)	1,580,000	1,552,350
		5,526,876
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $5,850,761)		$5,526,876

CONVERTIBLE BONDS - 0.0%
Utilities - 0.0%
NRG Yield, Inc. 3.250%, 06/01/2020 (S)	370,000	321,206
TOTAL CONVERTIBLE BONDS (Cost $370,000)		$321,206

TERM LOANS (M) - 0.2%
Consumer staples - 0.1%
The Sun Products Corp.
5.500%, 03/23/2020	368,606	355,704
Financials - 0.0%
Walter Investment Management Corp.
4.750%, 12/19/2020	276,947	240,598
Industrials - 0.1%
Delta Air Lines, Inc. 3.250%, 10/18/2018	233,000	232,806
WP CPP Holdings LLC
4.500%, 12/28/2019	241,875	222,122
		454,928
Utilities - 0.0%
ExGen Texas Power LLC
5.750%, 09/16/2021	403,736	265,120
TOTAL TERM LOANS (Cost $1,512,720)		$1,316,350

MUNICIPAL BONDS - 0.4%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,822,184
TOTAL MUNICIPAL BONDS (Cost $2,068,957)		$2,822,184

COLLATERALIZED MORTGAGE
OBLIGATIONS - 17.4%
Commercial and residential - 13.4%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 7A12
1.016%, 08/25/2035 (P)	269,393	256,042
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.656%, 06/25/2045 (P)	537,294	494,641
Series 2005-1, Class AHM,
2.881%, 06/25/2045 (P)	395,071	386,715
Series 2004-4, Class 5A,
2.881%, 02/25/2045 (P)	662,666	662,366
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	1,350,000	1,507,504
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	2,130,000	2,378,836
AOA Mortgage Trust, Series 2015-1177,
Class C 3.010%, 12/13/2029 (P)(S)	545,000	527,898
BAMLL Commercial
Mortgage Securities Trust
Series 2013-DSNY, Class E,
3.036%, 09/15/2026 (P)(S)	320,000	309,857
Series 2014-ICTS, Class D,
2.336%, 06/15/2028 (P)(S)	305,000	279,102
Series 2014-ICTS, Class E,
3.386%, 06/15/2028 (P)(S)	185,000	172,424
Series 2015-200P, Class F,
3.596%, 04/14/2033 (P)(S)	600,000	500,698
Banc of America
Commercial Mortgage Trust
Series 2006-6, Class AJ,
5.421%, 10/10/2045	260,000	259,300
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,350,000	1,366,884
Series 2007-3, Class AJ,
5.543%, 06/10/2049 (P)	500,000	496,245
Series 2007-3, Class AM,
5.543%, 06/10/2049 (P)	1,000,000	1,028,986
Series 2007-3, Class AMF,
5.317%, 06/10/2049	1,000,000	1,026,056
Series 2007-4, Class AM,
5.808%, 02/10/2051 (P)	610,000	633,220
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2005-5, Class XC IO
0.036%, 10/10/2045 (S)	21,429,200	9,382

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Banc of America Mortgage Trust,
Series 2003-I, Class 2A6
3.006%, 10/25/2033 (P)	$824,496	$834,008
Bayview Commercial Asset Trust
Series 2005-1A, Class A2,
0.783%, 04/25/2035 (P)(S)	595,703	541,520
Series 2006-2A, Class A2,
0.713%, 07/25/2036 (P)(S)	464,718	384,043
BBCMS Trust
Series 2015, Class C,
2.436%, 02/15/2028 (P)(S)	300,000	288,565
Series 2015-MSQ, Class D,
3.990%, 09/15/2022 (P)(S)	620,000	616,561
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4,
0.996%, 07/25/2035 (P)	351,406	330,323
Series 2005-7, Class 11A1,
0.976%, 08/25/2035 (P)	534,499	503,127
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.750%, 10/25/2034 (P)	558,120	557,201
Series 2003-AC4, Class A,
5.500%, 09/25/2033 (P)	801,668	799,988
Bear Stearns Commercial
Mortgage Securities Trust
Series 2004-PWR5, Class X1 IO,
0.603%, 07/11/2042 (S)	2,132,246	31,702
Series 2004-T16, Class X1 IO,
0.384%, 02/13/2046 (S)	1,695,285	11,079
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.646%, 12/25/2036 (P)	974,882	776,054
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.691%, 07/05/2033 (P)(S)	500,000	492,222
Series 2014-ATLS, Class DFL,
3.441%, 07/05/2033 (P)(S)	660,000	627,756
BLCP Hotel Trust, Series 2014-CLRN,
Class D 2.936%, 08/15/2029 (P)(S)	875,000	816,786
BWAY Mortgage Trust
Series 2013-1515, Class F,
3.927%, 03/10/2033 (P)(S)	760,000	699,522
Series 2015-1740, Class D,
3.787%, 01/13/2035 (P)(S)	450,000	394,401
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2,
4.126%, 05/15/2029 (P)(S)	555,000	519,646
Series 2015-JWRZ, Class GL1,
3.287%, 05/15/2029 (P)(S)	500,000	473,026
Series 2015-JWRZ, Class GL2,
4.125%, 05/15/2029 (P)(S)	560,000	536,959
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class D
3.436%, 12/15/2027 (P)(S)	805,000	766,611
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class F
3.786%, 04/10/2028 (P)(S)	395,000	364,964
CGGS Commercial Mortgage Trust,
Series 2016-RNDA, Class DFX
4.387%, 02/10/2021	885,000	887,354
CHL Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
2.599%, 07/20/2034 (P)	1,195,138	1,189,520
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class E
2.786%, 06/15/2033 (P)(S)	690,000	668,390
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class AMFX 5.366%, 12/11/2049 (P)	750,000	762,610
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank),
Series 2015-CR27, Class B
4.361%, 10/10/2058 (P)	325,000	337,374
Commercial Mortgage Trust
(Deutsche Bank)
Series 2007-C9, Class G,
5.813%, 12/10/2049 (P)(S)	400,000	383,977
Series 2012-CR3, Class XA IO,
1.945%, 10/15/2045	15,529,966	1,361,789
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	275,000	302,115
Series 2012-LC4, Class XA IO,
2.382%, 12/10/2044 (S)	5,716,822	519,246
Series 2013-300P, Class D,
4.394%, 08/10/2030 (P)(S)	595,000	599,800
Series 2013-300P, Class E,
4.394%, 08/10/2030 (P)(S)	700,000	682,598
Series 2013-CR11, Class B,
5.162%, 10/10/2046 (P)	985,000	1,103,751
Series 2013-CR13, Class C,
4.752%, 12/10/2023 (P)	435,000	448,539
Series 2013-CR6, Class XA IO,
1.494%, 03/10/2046	4,731,762	227,104
Series 2013-LC13, Class B,
4.877%, 08/10/2046 (P)(S)	480,000	529,016
Series 2014-FL4, Class D,
2.888%, 07/13/2031 (P)(S)	695,000	673,949
Series 2014-TWC, Class D,
2.677%, 02/13/2032 (P)(S)	485,000	462,376
Commercial Mortgage Trust (Deutsche
Bank/Morgan Stanley),
Series 2014-PAT, Class D
2.588%, 08/13/2027 (P)(S)	810,000	766,526
Commercial Mortgage Trust (Deutsche
Bank/UBS), Series 2014-UBS2,
Class XA IO 1.408%, 03/10/2047	5,168,459	370,181
Commercial Mortgage Trust (Goldman
Sachs/Royal Bank of Scotland),
Series 2007-GG11, Class AJ
6.031%, 12/10/2049 (P)	620,000	609,763
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO,
1.751%, 08/15/2045	11,164,194	937,990
Series 2014-CR15, Class XA IO,
1.317%, 02/10/2047	6,114,510	336,058
Series 2014-CR16, Class C,
4.905%, 04/10/2047 (P)	640,000	609,219
Core Industrial Trust, Series 2015-CALW,
Class F 3.850%, 02/10/2034 (P)(S)	570,000	525,021
Credit Suisse Commercial Mortgage Trust,
Series 2007-C3, Class AM
5.699%, 06/15/2039 (P)	500,000	505,809

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.398%, 02/15/2038 (S)	$2,277,395	$2,246
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series 2004-4,
Class 2AR1 0.706%, 06/25/2034 (P)	388,148	365,083
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.882%, 07/19/2044 (P)	1,053,242	950,551
Extended Stay America Trust,
Series 2013-ESH5, Class C5
2.675%, 12/05/2031 (S)	850,000	847,469
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.631%, 11/25/2049 (P)(S)	1,000,000	1,072,078
Series 2011-K11, Class B,
4.423%, 12/25/2048 (P)(S)	875,000	931,537
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX,
3.382%, 12/15/2019 (P)(S)	325,000	307,626
Series 2015-NRF, Class EFX,
3.382%, 12/15/2019 (P)(S)	645,000	604,360
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC IO
0.008%, 06/10/2048 (S)	5,643,179	56
GE Commercial Mortgage Corp. Trust,
Series 2007-C1, Class AM
5.606%, 12/10/2049 (P)	400,000	395,353
Great Wolf Trust, Series 2015-WOLF,
Class D 3.936%, 05/15/2034 (P)(S)	765,000	720,878
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 5.892%, 07/10/2038 (P)	750,000	751,563
GS Mortgage Securities Trust
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	859,800	861,922
Series 2015-590M, Class C,
3.805%, 10/10/2035 (P)(S)	695,000	675,346
Series 2016-ICE2, Class D,
6.188%, 03/15/2033 (P)(S)	760,000	760,239
Series 2016-RENT, Class D,
4.202%, 02/10/2029 (P)(S)	610,000	586,839
Series 2005-GG4, Class XC IO,
0.439%, 07/10/2039 (S)	6,717,195	2,419
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO,
2.252%, 08/19/2045	2,139,965	129,402
Series 2005-9, Class 2A1C,
0.882%, 06/20/2035 (P)	423,244	384,138
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	23,139,205	367,636
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	24,274,341	360,498
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	18,696,164	243,031
HILT Mortgage Trust, Series 2014-ORL,
Class D 2.586%, 07/15/2029 (P)(S)	560,000	536,560
Hilton USA Trust
Series 2013-HLF, Class EFL,
4.191%, 11/05/2030 (P)(S)	495,973	493,511
Series 2013-HLT, Class DFX,
4.407%, 11/05/2030 (S)	737,000	737,936
Series 2013-HLT, Class EFX,
5.222%, 11/05/2030 (P)(S)	500,000	502,942
Hudsons Bay Simon JV Trust,
Series 2015-HBFL, Class DFL
4.091%, 08/05/2034 (P)(S)	440,000	432,012
Impac Secured Assets CMN Owner Trust,
Series 2004-4, Class M2
1.246%, 02/25/2035 (P)	430,000	394,163
Impac Secured Assets Trust,
Series 2006-5, Class 2A
0.633%, 12/25/2036 (P)	341,089	316,541
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO,
2.258%, 07/25/2035	8,940,942	704,025
Series 2005-AR8, Class AX2 IO,
2.277%, 05/25/2035	9,230,922	678,704
Series 2005-AR18, Class 1X IO,
1.983%, 10/25/2036	6,494,588	578,847
Series 2005-AR18, Class 2X IO,
1.798%, 10/25/2036	6,532,886	392,213
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.105%, 05/15/2048 (S)	17,067,688	674,681
JPMBB Commercial
Mortgage Securities Trust
Series 2013-C14, Class XA IO,
0.958%, 08/15/2046	11,494,421	376,433
Series 2014-C19, Class C,
4.675%, 04/15/2047 (P)	820,000	812,270
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,292,000	2,311,382
Series 2006-LDP8, Class X IO,
0.534%, 05/15/2045	40,986,119	55,434
Series 2007-LD12, Class AM,
6.007%, 02/15/2051 (P)	885,000	923,111
Series 2011-C3A, Class XA IO,
1.075%, 02/15/2046 (S)	19,612,138	656,916
Series 2011-C4, Class XA IO,
1.408%, 07/15/2046 (S)	25,401,042	809,465
Series 2012-HSBC, Class XA IO,
1.431%, 07/05/2032 (S)	11,850,000	932,858
Series 2014-FL5, Class C,
2.436%, 07/15/2031 (P)(S)	985,000	962,867
Series 2014-INN, Class F,
4.436%, 06/15/2029 (P)(S)	500,000	463,596
Series 2014-PHH, Class C,
2.536%, 08/15/2027 (P)(S)	885,000	867,251
Series 2015-MAR7, Class C,
4.490%, 06/05/2032 (S)	585,000	583,449
Series 2015-SG, Class B,
3.186%, 07/15/2036 (P)(S)	525,000	520,210
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class AJ,
5.876%, 06/15/2038 (P)	700,000	698,461
Series 2007-C1, Class AJ,
5.484%, 02/15/2040	500,000	498,978
Series 2007-C7, Class AJ,
6.239%, 09/15/2045 (P)	300,000	293,031
Series 2005-C1, Class XCL IO,
0.269%, 02/15/2040 (S)	2,164,933	9,410

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.536%, 11/25/2034 (P)	$510,000	$494,346
Series 2004-13, Class 2A1,
2.787%, 04/21/2034 (P)	428,939	428,106
Series 2004-8, Class 5A1,
2.715%, 08/25/2034 (P)	1,107,328	1,089,404
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	558,353	571,093
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A,
1.904%, 10/25/2035 (P)	465,695	448,476
Series 2005-A, Class A1,
0.896%, 03/25/2030 (P)	51,184	49,307
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.370%, 02/12/2051 (S)	28,845,814	150,212
Series 2005-CIP1, Class XC IO,
0.034%, 07/12/2038 (S)	15,347,820	6
Series 2006-C2, Class X IO,
0.359%, 08/12/2043 (S)	61,940,356	53,479
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	1,260,000	1,273,816
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	975,000	981,367
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C5, Class XA IO,
1.745%, 08/15/2045 (S)	13,931,492	895,339
Series 2012-C6, Class XA IO,
2.071%, 11/15/2045 (S)	11,245,672	819,426
Series 2013-C7, Class C,
4.180%, 02/15/2046 (P)	325,000	313,822
Series 2013-C7, Class XA IO,
1.653%, 02/15/2046	14,963,023	1,033,816
Series 2014-C18, Class 300D,
5.279%, 08/15/2031	345,000	351,263
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class AM,
5.667%, 04/15/2049 (P)	825,000	821,152
Series 2011-C3, Class XA IO,
1.203%, 07/15/2049 (S)	17,506,836	425,372
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,505,115
Series 2014-150E, Class D,
4.295%, 09/09/2032 (P)(S)	1,290,000	1,233,290
Series 2015, Class XLF1 C,
2.638%, 08/14/2031 (P)(S)	555,000	547,901
Series 2005-IQ9, Class X1 IO,
1.340%, 07/15/2056 (S)	5,914,107	67,848
Series 2005-T17, Class X1 IO,
0.742%, 12/13/2041 (S)	6,944,068	23,654
MortgageIT Trust, Series 2005-2,
Class 1A2 0.766%, 05/25/2035 (P)	329,473	303,463
Multi Security Asset Trust,
Series 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	580,000	546,882
Opteum Mortgage Acceptance Corp.
Asset Backed Pass-Through Certificates
Series 2005-2, Class M2,
0.886%, 04/25/2035 (P)	520,000	475,076
Series 2005-3, Class APT,
0.726%, 07/25/2035 (P)	534,689	515,019
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.315%, 12/25/2045	4,452,394	432,068
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	39,164	39,286
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.632%, 05/20/2035 (P)	155,469	140,402
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
6.657%, 07/15/2027 (P)(S)	106,204	103,858
TimberStar Trust, Series 2006-1A,
Class A 5.668%, 10/15/2036 (S)	2,300,000	2,334,061
TMSQ Mortgage Trust, Series 2011-1500,
Class D 3.835%, 10/10/2036 (P)(S)	415,000	383,529
UBS Commercial Mortgage Trust,
Series 2012-C1, Class B
4.822%, 05/10/2045	375,000	398,288
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.664%, 05/10/2063 (S)	12,607,874	755,750
VNDO Mortgage Trust,
Series 2013-PENN, Class D
3.947%, 12/13/2029 (P)(S)	709,000	712,449
Wachovia Bank
Commercial Mortgage Trust
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (P)	500,000	491,523
Series 2007-C31, Class AJ,
5.660%, 04/15/2047 (P)	400,000	395,990
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	930,000	953,411
Series 2005-C17, Class XC IO,
0.284%, 03/15/2042 (S)	876,061	4,345
WaMu Mortgage Pass
Through Certificates
Series 2004-AR8, Class A2,
0.836%, 06/25/2044 (P)	758,003	695,820
Series 2005-AR19, Class A1A2,
0.723%, 12/25/2045 (P)	548,172	468,194
Series 2005-AR2, Class 2A1B,
0.806%, 01/25/2045 (P)	1,248,715	1,117,474
Series 2005-AR2, Class 2A3,
0.786%, 01/25/2045 (P)	307,033	283,499
Series 2005-AR8, Class 2AB2,
0.856%, 07/25/2045 (P)	1,473,743	1,292,640
Series 2005-AR8, Class 2AB3,
0.796%, 07/25/2045 (P)	743,737	648,352
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	338,761	338,202
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.710%, 03/18/2028 (P)(S)	1,015,000	987,565
Series 2013-BTC, Class E,
3.550%, 04/16/2035 (P)(S)	570,000	518,837

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial
Mortgage Trust (continued)
Series 2015-LC22, Class B,
4.539%, 09/15/2058 (P)	$435,000	$455,145
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.785%, 03/25/2035 (P)	456,440	452,225
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.441%, 03/15/2044 (S)	18,644,800	919,343
Series 2012-C10, Class XA IO,
1.736%, 12/15/2045 (S)	7,532,825	603,052
Series 2012-C9, Class XA IO,
2.157%, 11/15/2045 (S)	14,066,259	1,225,420
Series 2013-C15, Class B,
4.480%, 08/15/2046 (P)	125,000	131,442
Series 2013-C16, Class B,
4.981%, 09/15/2046 (P)	275,000	298,784
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D
3.007%, 11/15/2029 (P)(S)	84,360	82,683
		103,081,509
U.S. Government Agency - 4.0%
Federal Home Loan Mortgage Corp.,
Series 2013-DN2, Class M1
1.886%, 11/25/2023 (P)	493,737	493,894
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2,
2.286%, 10/25/2027 (P)	560,000	553,871
Series 2016-HQA1, Class M2,
3.192%, 09/25/2028 (P)	905,000	907,555
Series 290, Class IO,
3.500%, 11/15/2032	3,286,685	524,616
Series 3387, Class SB IO,
5.984%, 11/15/2037	2,517,941	478,898
Series 3632, Class AP,
3.000%, 02/15/2040	2,473,119	2,575,258
Series 3830, Class NI IO,
4.500%, 01/15/2036	2,887,670	181,730
Series K005, Class AX IO,
1.368%, 11/25/2019	10,509,098	450,269
Series K011, Class X1 IO,
0.297%, 11/25/2020	53,140,582	622,622
Series K014, Class X1 IO,
1.215%, 04/25/2021	9,872,278	517,581
Series K015, Class X1 IO,
1.627%, 07/25/2021	7,955,195	558,781
Series K018, Class X1 IO,
1.407%, 01/25/2022	4,757,540	311,700
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	1,032,379
Series K021, Class X1 IO,
1.490%, 06/25/2022	13,290,901	985,320
Series K022, Class X1 IO,
1.278%, 07/25/2022	13,552,117	880,541
Series K026, Class X1 IO,
1.039%, 11/25/2022	11,030,067	599,876
Series K705, Class X1 IO,
1.731%, 09/25/2018	15,252,732	558,807
Series K707, Class X1 IO,
1.537%, 12/25/2018	11,209,352	396,525
Series K710, Class X1 IO,
1.765%, 05/25/2019	5,170,481	238,420
Series KAIV, Class X1 IO,
1.337%, 06/25/2021	25,169,911	1,347,250
Series KS01, Class X1 IO,
1.438%, 01/25/2023	7,731,958	509,196
Series T-41, Class 3A,
5.990%, 07/25/2032 (P)	85,907	99,672
Federal National Mortgage Association
Series 2001-50, Class BA,
7.000%, 10/25/2041	17,315	20,214
Series 2010-135, Class TS IO,
5.587%, 12/25/2040	4,060,717	673,775
Series 2010-15, Class KA,
4.000%, 03/25/2039	764,031	796,837
Series 2011-41, Class KA,
4.000%, 01/25/2041	891,073	936,893
Series 2011-86, Class NA,
4.000%, 01/25/2041	1,615,166	1,669,474
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	3,284,734	487,179
Series 2012-21, Class PA,
2.000%, 03/25/2041	5,992,945	6,032,587
Series 2012-38, Class PA,
2.000%, 09/25/2041	1,619,116	1,634,645
Series 2012-M5, Class X IO,
0.604%, 02/25/2022	19,839,641	575,459
Series 2013-M11, Class SA IO,
6.237%, 01/25/2018	1,590,113	61,988
Series 2002-W3, Class A5,
7.500%, 11/25/2041	115,284	135,567
Government National
Mortgage Association
Series 2008-90, Class IO,
0.739%, 12/16/2050	6,645,944	593,979
Series 2010-147, Class SA IO,
5.738%, 05/20/2040	3,875,975	471,407
Series 2010-85, Class SB IO,
6.159%, 03/16/2040	3,574,848	645,791
Series 2012-114, Class IO,
0.905%, 01/16/2053	2,457,671	170,716
Series 2012-120, Class IO,
0.905%, 02/16/2053	13,912,775	874,378
Series 2012-70, Class IO,
0.591%, 08/16/2052	8,234,110	317,277
		30,922,927
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $131,694,665)		$134,004,436

ASSET BACKED SECURITIES - 10.6%
ABCLO, Ltd., Series 2007-1A, Class C
2.472%, 04/15/2021 (P)(S)	700,000	692,145
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1
0.886%, 10/25/2035 (P)	1,275,000	1,150,453
Aircraft Lease Securitisation, Ltd.,
Series 2007-1A, Class G3
0.701%, 05/10/2032 (P)(S)	163,420	161,377
Ally Auto Receivables Trust
Series 2014-2, Class A4,
1.840%, 01/15/2020	1,055,000	1,063,697

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Ally Auto Receivables Trust (continued)
Series 2015-1, Class A4,
1.750%, 05/15/2020	$770,000	$773,994
Ally Master Owner Trust
Series 2012-4, Class A,
1.720%, 07/15/2019	610,000	612,044
Series 2015-3, Class A,
1.630%, 05/15/2020	1,110,000	1,108,400
American Express Credit Account
Master Trust, Series 2014-4, Class A
1.430%, 06/15/2020	1,140,000	1,145,727
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1,
0.846%, 01/25/2036 (P)	900,000	843,282
Series 2005-R3, Class M2,
0.906%, 05/25/2035 (P)	485,000	457,892
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	1,688	1,805
Apidos Cinco CDO, Ltd., Series 2007-CA,
Class D 4.868%, 05/14/2020 (P)(S)	500,000	472,254
Applebee’s Funding LLC, Series 2014-1,
Class A2 4.277%, 09/05/2044 (S)	1,515,000	1,509,040
Arby’s Funding LLC, Series 2015-1A,
Class A2 4.969%, 10/30/2045 (S)	927,675	964,764
Argent Securities, Inc.
Series 2003-W10, Class M1,
1.516%, 01/25/2034 (P)	369,483	338,451
Series 2004-W6, Class M1,
1.261%, 05/25/2034 (P)	183,108	172,603
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	900,000	842,799
Bank of the West Auto Trust,
Series 2015-1, Class A4
1.660%, 09/15/2020 (S)	920,000	917,281
Battalion CLO, Ltd., Series 2007-1A,
Class D 2.774%, 07/14/2022 (P)(S)	400,000	378,435
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2,
0.673%, 07/25/2036 (P)(S)	907,835	848,543
Series 2006-1A, Class A3,
0.783%, 07/25/2036 (P)(S)	595,000	501,481
Business Loan Express SBA Loan Trust,
Series 2005-1A, Class A
0.733%, 06/27/2033 (P)(S)	608,450	517,183
California Republic
Auto Receivables Trust
Series 2014-4, Class A4,
1.840%, 06/15/2020	780,000	780,648
Series 2015-2, Class A4,
1.750%, 01/15/2021	895,000	891,002
Canaras Summit CLO, Ltd.,
Series 2007-1A, Class E
4.973%, 06/19/2021 (P)(S)	500,000	485,682
Capital One Multi-Asset Execution Trust,
Series 2015-A5, Class A5
1.600%, 05/17/2021	1,015,000	1,022,154
CarMax Auto Owner Trust
Series 2015-2, Class A4,
1.800%, 03/15/2021	440,000	443,556
Series 2016-1, Class A4,
1.880%, 06/15/2021	425,000	427,569
Centex Home Equity
Series 2004-D, Class AF4,
4.680%, 06/25/2032 (P)	186,056	188,037
Series 2005-A, Class M4,
1.233%, 01/25/2035 (P)	164,497	110,019
Chase Issuance Trust, Series 2015,
Class A2A 1.590%, 02/18/2020	1,000,000	1,007,583
Chrysler Capital Auto Receivables Trust,
Series 2014-BA, Class A4
1.760%, 12/16/2019 (S)	410,000	411,557
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8,
5.650%, 09/20/2019	565,000	601,056
Series 2014-A8, Class A8,
1.730%, 04/09/2020	1,425,000	1,439,056
Citicorp Residential Mortgage Trust,
Series 2007-2, Class A6
5.441%, 06/25/2037 (P)	160,720	165,742
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	1,857,475	1,855,178
CNH Equipment Trust, Series 2015-C,
Class A3 1.660%, 11/16/2020	1,270,000	1,273,502
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	576,834	611,464
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.100%, 08/15/2025	7,849	6,329
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF5B
5.236%, 02/25/2035 (P)	382,696	386,514
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB4, Class M1,
0.856%, 07/25/2035 (P)	270,000	261,627
Series 2006-MH1, Class B1,
5.414%, 10/25/2036 (P)(S)	2,560,000	2,355,451
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	1,275,000	1,206,254
CSMC Trust, Series 2006-CF2, Class M1
0.906%, 05/25/2036 (P)(S)	470,376	461,427
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	1,311,750	1,282,892
Discover Card Execution Note Trust,
Series 2016-A1, Class A1
1.640%, 07/15/2021	2,150,000	2,166,144
Driven Brands Funding LLC,
Series 2015-1A, Class A2
5.216%, 07/20/2045 (S)	668,325	657,711
Encore Credit Receivables Trust,
Series 2005-2, Class M2
1.123%, 11/25/2035 (P)	558,592	544,382
EquiFirst Mortgage Loan Trust,
Series 2004-3, Class M3
1.408%, 12/25/2034 (P)	459,300	407,907
Equity One ABS, Inc.
Series 2004-1, Class M2,
5.615%, 04/25/2034 (P)	152,803	137,772
Series 2004-1, Class M3,
5.760%, 04/25/2034 (P)	303,746	179,409
Foothill CLO, Ltd., Series 2007-1A,
Class E 4.118%, 02/22/2021 (P)(S)	500,000	485,743

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2014-1, Class B,
2.410%, 11/15/2025 (S)	$720,000	$721,221
Series 2015-A, Class A4,
1.640%, 06/15/2020	535,000	537,877
Series 2015-B, Class A4,
1.580%, 08/15/2020	555,000	557,616
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A,
1.490%, 09/15/2019	1,040,000	1,040,042
Series 2014-4, Class A1,
1.400%, 08/15/2019	1,455,000	1,454,261
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	897,117	892,729
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4,
1.730%, 06/20/2019	300,000	300,846
Series 2015-2, Class A4,
1.850%, 07/22/2019	985,000	988,129
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1
1.650%, 05/15/2020 (S)	625,000	623,687
Golden Knight CDO, Ltd.,
Series 2007-2A, Class D
2.022%, 04/15/2019 (P)(S)	600,000	568,324
Greens Creek Funding, Ltd.,
Series 2007-1A, Class C
2.870%, 04/18/2021 (P)(S)	500,000	484,306
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.706%, 10/25/2035 (P)	499,904	465,919
GSAA Trust, Series 2005-10, Class M3
0.983%, 06/25/2035 (P)	715,000	692,548
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.733%, 03/25/2035 (P)(S)	967,506	948,438
HarbourView CLO VI, Ltd.,
Series HARV6-6A, Class D
4.303%, 12/27/2019 (P)(S)	500,000	482,657
Harch CLO III, Ltd., Series 2007-1A,
Class D 2.368%, 04/17/2020 (P)(S)	700,000	688,638
Home Equity Asset Trust
Series 2005-1, Class M4,
1.453%, 05/25/2035 (P)	440,000	421,163
Series 2005-3, Class M4,
1.393%, 08/25/2035 (P)	345,000	315,908
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4,
1.310%, 10/15/2020	1,640,000	1,643,036
Series 2015-2, Class A4,
1.470%, 08/23/2021	810,000	811,518
Series 2015-3, Class A4,
1.560%, 10/18/2021	810,000	814,301
John Deere Owner Trust
Series 2014-B, Class A4,
1.500%, 06/15/2021	850,000	852,765
Series 2015, Class AA4,
1.650%, 12/15/2021	425,000	427,207
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.483%, 02/25/2034 (P)	108,666	103,244
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A,
0.956%, 06/25/2035 (P)	453,574	432,421
Series 2005-WMC1, Class M1,
1.186%, 09/25/2035 (P)	465,176	437,147
Miramax LLC, Series 2014-1A, Class A2
3.340%, 07/20/2026 (S)	408,540	410,512
Mountain View CLO II, Ltd.,
Series 2006-2A, Class B
1.021%, 01/12/2021 (P)(S)	500,000	476,999
MVW Owner Trust
Series 2014-1A, Class A,
2.250%, 09/20/2031 (S)	209,968	206,384
Series 2015-1A, Class A,
2.520%, 12/20/2032 (S)	516,554	515,761
Nantucket CLO, Ltd., Series 2006-1A,
Class B 1.045%, 11/24/2020 (P)(S)	500,000	492,882
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV4
0.713%, 09/25/2036 (P)	915,000	847,464
Nautique Funding, Ltd., Series 2006-1A,
Class D 4.622%, 04/15/2020 (P)(S)	500,000	470,220
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
1.108%, 03/25/2035 (P)	950,000	873,388
Series 2005-2, Class M2,
0.883%, 06/25/2035 (P)	1,205,000	1,134,269
Nissan Master
Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	1,165,000	1,166,154
Octagon Investment Partners XI, Ltd.,
Series 2007-1A, Class B
1.379%, 08/25/2021 (P)(S)	500,000	470,125
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
1.336%, 01/25/2034 (P)	432,609	398,649
Porsche Innovative Lease Owner Trust,
Series 2014-1, Class A4
1.260%, 09/21/2020 (S)	670,000	668,455
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035 (P)	820,000	822,991
Saxon Asset Securities Trust,
Series 2006-2, Class A3C
0.586%, 09/25/2036 (P)	868,490	814,385
Shasta CLO, Ltd., Series 2007-1A,
Class B2L 4.174%, 04/20/2021 (P)(S)	500,000	476,088
Shinnecock CLO, Series 2006-1A,
Class D 2.422%, 07/15/2018 (P)(S)	600,000	575,412
Sierra Timeshare Receivables
Funding LLC, Series 2014-2A, Class A
2.050%, 06/20/2031 (S)	460,362	458,183
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	386,860	398,935
Soundview Home Loan Trust,
Series 2005-CTX1, Class M2
0.873%, 11/25/2035 (P)	425,000	400,263
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.733%, 12/25/2036 (P)	1,060,000	1,026,454
Structured Asset Investment Loan Trust
Series 2005-1, Class M2,
1.153%, 02/25/2035 (P)(S)	675,000	631,714

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Structured Asset Investment
Loan Trust (continued)
Series 2005-2, Class M2,
1.168%, 03/25/2035 (P)	$990,000	$921,904
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M1
0.863%, 09/25/2035 (P)	345,000	326,107
SunTrust Auto Receivables Trust,
Series 2015-1, Class A4
1.780%, 01/15/2021 (S)	915,000	918,800
Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A
2.040%, 03/15/2022	570,000	574,766
TAL Advantage V LLC, Series 2014-1A,
Class A 3.510%, 02/22/2039 (S)	989,583	939,004
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4,
1.440%, 04/15/2020	400,000	401,532
Series 2015-B, Class A4,
1.740%, 09/15/2020	740,000	746,700
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	675,000	667,345
Wendys Funding LLC
Series 2015-1A, Class A2I,
3.371%, 06/15/2045 (S)	1,268,625	1,245,358
Series 2015-1A, Class A2II,
4.080%, 06/15/2045 (S)	597,000	584,021
Westgate Resorts LLC
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	175,153	174,814
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	148,234	148,145
Series 2014-1A, Class A,
2.150%, 12/20/2026 (S)	817,130	802,830
Series 2014-1A, Class B,
3.250%, 12/20/2026 (S)	527,476	519,564
Series 2014-AA, Class A,
6.250%, 10/20/2026 (S)	282,143	281,381
Series 2015-1A, Class A,
2.750%, 05/20/2027 (S)	453,659	450,300
Series 2015-2A, Class B,
4.000%, 07/20/2028 (S)	938,238	935,888
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%, 09/15/2021	1,145,000	1,153,568
World Omni Automobile Lease
Securitization Trust, Series 2014-A,
Class A4 1.370%, 01/15/2020	615,000	615,226
TOTAL ASSET BACKED SECURITIES (Cost $81,840,721)		$81,575,905

PREFERRED SECURITIES - 0.5%
Consumer staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	2,216	$190,853
Financials - 0.4%
Discover Financial Services, 6.500%	13,900	370,435
FNB Corp. (7.250% to 02/15/2024, then
3 month LIBOR + 4.600%)	11,950	349,896
GMAC Capital Trust I, 6.402% (P)	34,200	838,242
Regions Financial Corp., 6.375%	19,156	497,098
The Goldman Sachs Group, Inc. (5.500%
to 05/10/2023, then
3 month LIBOR + 3.640%)	14,525	363,125
Wells Fargo & Company,
Series L, 7.500%	210	253,052
Weyerhaeuser Company, 6.375%	2,450	125,244
		2,797,092
Industrials - 0.0%
Glasstech, Inc., Series A (S)	1	602
Utilities - 0.1%
Dominion Resources, Inc., 6.375%	13,532	680,660
Exelon Corp., 6.500%	6,077	299,171
		979,831
TOTAL PREFERRED SECURITIES (Cost $3,997,908)		$3,968,378

SECURITIES LENDING COLLATERAL - 0.6%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	455,477	4,557,640
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,557,376)		$4,557,640

SHORT-TERM INVESTMENTS - 3.0%
Money market funds - 2.7%
State Street Institutional U.S. Government
Money Market Fund, 0.2385% (Y)	20,932,463	$20,932,463
Repurchase agreement - 0.3%
Repurchase Agreement with State
Street Corp. dated 03/31/2016 at
0.030% to be repurchased at $1,011,001
on 04/01/2016, collateralized by
$1,030,000 Federal Home Loan
Mortgage Corp., 1.250% due
03/30/2018 (valued at $1,031,339,
including interest)	$1,011,000	$1,011,000
Barclays Tri-Party Repurchase Agreement
dated 03/31/2016 at 0.300% to be
repurchased at $1,084,009 on
04/01/2016, collateralized by $737,300
U.S. Treasury Inflation Indexed Bonds,
2.375% due 01/15/2025 (valued at
$1,105,750, including interest)	1,084,000	1,084,000
		2,095,000
TOTAL SHORT-TERM INVESTMENTS (Cost $23,027,463)		$23,027,463
Total Investments (Active Bond Trust)
(Cost $771,708,145) - 101.8%		$785,709,287
Other assets and liabilities, net - (1.8%)		(13,856,936)
TOTAL NET ASSETS - 100.0%		$771,852,351

All Cap Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.6%
Consumer discretionary - 14.2%
Auto components - 2.1%
Cooper Tire & Rubber Company	66,300	$2,454,426
Visteon Corp.	47,600	3,788,484
		6,242,910

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure - 3.2%
Boyd Gaming Corp. (I)	84,300	$1,741,638
Carnival Corp.	42,300	2,232,171
Carrols Restaurant Group, Inc. (I)	21,200	306,128
McDonald’s Corp.	26,800	3,368,224
Starbucks Corp.	32,600	1,946,220
		9,594,381
Household durables - 0.1%
Ethan Allen Interiors, Inc.	1,000	31,820
ZAGG, Inc. (I)	31,100	280,211
		312,031
Leisure products - 2.0%
Smith & Wesson Holding Corp. (I)	127,900	3,404,698
Sturm Ruger & Company, Inc. (L)	36,600	2,502,708
		5,907,406
Media - 2.3%
Comcast Corp., Class A	3,900	238,212
MDC Partners, Inc., Class A	33,000	778,800
Omnicom Group, Inc.	33,300	2,771,559
The Walt Disney Company	21,600	2,145,096
Thomson Reuters Corp.	20,300	821,744
Time Warner Cable, Inc.	800	163,696
		6,919,107
Multiline retail - 1.0%
Target Corp.	37,000	3,044,360
Specialty retail - 3.1%
Aaron’s, Inc.	97,500	2,447,250
Abercrombie & Fitch Company, Class A	3,700	116,698
Barnes & Noble, Inc.	8,700	107,532
Francesca’s Holdings Corp. (I)	48,800	935,008
Lowe’s Companies, Inc.	14,200	1,075,650
O’Reilly Automotive, Inc. (I)	7,600	2,079,816
The Children’s Place, Inc.	23,300	1,944,851
The Home Depot, Inc.	6,100	813,923
		9,520,728
Textiles, apparel and luxury goods - 0.4%
Michael Kors Holdings, Ltd. (I)	23,100	1,315,776
		42,856,699
Consumer staples - 7.6%
Beverages - 0.7%
Dr. Pepper Snapple Group, Inc.	23,000	2,056,660
Food and staples retailing - 2.3%
CVS Health Corp.	6,500	674,245
Sysco Corp.	71,500	3,341,195
The Kroger Company	45,600	1,744,200
Wal-Mart Stores, Inc.	14,600	999,954
		6,759,594
Food products - 2.5%
Campbell Soup Company	46,400	2,959,856
Dean Foods Company	32,700	566,364
Omega Protein Corp. (I)	16,800	284,592
Pilgrim’s Pride Corp. (I)	7,600	193,040
Tyson Foods, Inc., Class A	54,200	3,612,972
		7,616,824
Household products - 0.7%
Central Garden & Pet Company, Class A (I)	6,400	104,256
Kimberly-Clark Corp.	1,200	161,412
The Clorox Company	13,000	1,638,780
The Procter & Gamble Company	3,400	279,854
		2,184,302
Personal products - 0.1%
Medifast, Inc.	2,700	81,513
Natural Health Trends Corp. (L)	9,600	318,240
		399,753
Tobacco - 1.3%
Altria Group, Inc.	62,500	3,916,250
		22,933,383
Energy - 5.4%
Energy equipment and services - 2.1%
Atwood Oceanics, Inc. (L)	126,000	1,155,420
Diamond Offshore Drilling, Inc. (L)	78,100	1,697,113
Noble Corp. PLC (L)	146,700	1,518,345
Rowan Companies PLC, Class A	98,200	1,581,020
Schlumberger, Ltd.	4,600	339,250
		6,291,148
Oil, gas and consumable fuels - 3.3%
DHT Holdings, Inc.	139,900	805,824
Exxon Mobil Corp.	12,600	1,053,234
Nordic American Tankers, Ltd. (L)	109,300	1,540,037
REX American Resources Corp. (I)	1,000	55,470
Ship Finance International, Ltd. (L)	27,600	383,364
Tesoro Corp.	26,700	2,296,467
Valero Energy Corp.	54,700	3,508,458
Western Refining, Inc.	14,100	410,169
		10,053,023
		16,344,171
Financials - 16.0%
Banks - 5.1%
Banc of California, Inc.	62,500	1,093,750
Bank of America Corp.	82,500	1,115,400
Citigroup, Inc.	123,800	5,168,650
Citizens Financial Group, Inc.	18,200	381,290
First BanCorp (I)	34,900	101,908
First Citizens BancShares, Inc., Class A	1,100	276,177
Great Southern Bancorp, Inc.	1,000	37,130
Heartland Financial USA, Inc.	10,100	310,979
Popular, Inc.	118,600	3,393,146
SunTrust Banks, Inc.	92,800	3,348,224
The Bancorp, Inc. (I)	17,900	102,388
		15,329,042
Capital markets - 0.9%
Cohen & Steers, Inc.	2,700	105,084
INTL. FCStone, Inc. (I)	25,600	684,288
KCG Holdings, Inc., Class A (I)	23,000	274,850
The Bank of New York Mellon Corp.	43,600	1,605,788
		2,670,010
Consumer finance - 0.5%
Cash America International, Inc.	39,700	1,534,008
World Acceptance Corp. (I)(L)	2,900	109,968
		1,643,976
Diversified financial services - 2.0%
CME Group, Inc.	22,100	2,122,705
FactSet Research Systems, Inc.	9,000	1,363,770
Intercontinental Exchange, Inc.	400	94,056
MarketAxess Holdings, Inc.	3,500	436,905

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
McGraw Hill Financial, Inc.	6,900	$682,962
MSCI, Inc.	19,200	1,422,336
		6,122,734
Insurance - 3.9%
Aon PLC	24,200	2,527,690
Chubb, Ltd.	20,896	2,489,758
Cincinnati Financial Corp.	30,700	2,006,552
Markel Corp. (I)	618	550,990
Old Republic International Corp.	89,300	1,632,404
RenaissanceRe Holdings, Ltd.	8,700	1,042,521
The Hartford Financial Services Group, Inc.	29,400	1,354,752
		11,604,667
Real estate investment trusts - 3.3%
Annaly Capital Management, Inc.	173,600	1,781,136
Digital Realty Trust, Inc.	8,400	743,316
Extra Space Storage, Inc.	400	37,384
Kimco Realty Corp.	28,400	817,352
Public Storage	12,900	3,558,207
Simon Property Group, Inc.	14,500	3,011,505
		9,948,900
Real estate management and development - 0.1%
Altisource Portfolio Solutions SA (I)	7,800	188,370
Thrifts and mortgage finance - 0.2%
New York Community Bancorp, Inc.	38,800	616,920
		48,124,619
Health care - 15.2%
Biotechnology - 2.7%
Amgen, Inc.	13,100	1,964,083
Emergent BioSolutions, Inc. (I)	10,700	388,945
Gilead Sciences, Inc.	59,600	5,474,856
PDL BioPharma, Inc.	113,500	377,955
		8,205,839
Health care equipment and supplies - 0.8%
C.R. Bard, Inc.	4,300	871,481
LeMaitre Vascular, Inc.	4,200	65,184
OraSure Technologies, Inc. (I)	27,100	195,933
ResMed, Inc.	23,500	1,358,770
		2,491,368
Health care providers and services - 4.7%
Centene Corp. (I)	72,486	4,462,975
Cigna Corp.	15,100	2,072,324
Express Scripts Holding Company (I)	8,500	583,865
Magellan Health Services, Inc. (I)	1,300	88,309
Molina Healthcare, Inc. (I)	59,200	3,817,808
UnitedHealth Group, Inc.	23,200	2,990,480
		14,015,761
Health care technology - 0.2%
Computer Programs & Systems, Inc. (L)	9,900	515,988
Life sciences tools and services - 2.3%
Bruker Corp.	18,600	520,800
Cambrex Corp. (I)	30,300	1,333,200
Charles River
Laboratories International, Inc. (I)	15,300	1,161,882
Quintiles Transnational Holdings, Inc. (I)	27,000	1,757,700
Waters Corp. (I)	16,600	2,189,872
		6,963,454
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Company	22,100	1,411,748
Johnson & Johnson	70,000	7,574,000
Merck & Company, Inc.	51,400	2,719,574
Pfizer, Inc.	67,300	1,994,772
		13,700,094
		45,892,504
Industrials - 11.9%
Aerospace and defense - 2.1%
General Dynamics Corp.	11,200	1,471,344
Huntington Ingalls Industries, Inc.	7,200	985,968
Northrop Grumman Corp.	1,900	376,010
Raytheon Company	10,000	1,226,300
Spirit AeroSystems Holdings, Inc., Class A (I)	49,100	2,227,176
		6,286,798
Airlines - 3.2%
Alaska Air Group, Inc.	11,400	935,028
American Airlines Group, Inc.	5,900	241,959
Delta Air Lines, Inc.	57,400	2,794,232
Hawaiian Holdings, Inc. (I)	81,100	3,827,109
JetBlue Airways Corp. (I)	75,000	1,584,000
United Continental Holdings, Inc. (I)	2,300	137,678
		9,520,006
Building products - 1.8%
American Woodmark Corp. (I)	11,300	842,867
Gibraltar Industries, Inc. (I)	16,300	466,180
Insteel Industries, Inc.	2,000	61,140
Masco Corp.	81,300	2,556,885
Owens Corning	24,700	1,167,816
Universal Forest Products, Inc.	4,400	377,608
		5,472,496
Commercial services and supplies - 0.9%
Ennis, Inc.	17,000	332,350
Waste Management, Inc.	37,800	2,230,200
		2,562,550
Construction and engineering - 1.1%
Argan, Inc.	34,200	1,202,472
Comfort Systems USA, Inc.	65,400	2,077,758
		3,280,230
Electrical equipment - 0.2%
Acuity Brands, Inc.	2,900	632,606
Industrial conglomerates - 0.1%
General Electric Company	8,000	254,320
Machinery - 1.3%
Douglas Dynamics, Inc.	3,500	80,185
FreightCar America, Inc.	10,800	168,264
Global Brass & Copper Holdings, Inc.	21,300	531,435
Illinois Tool Works, Inc.	2,600	266,344
The Greenbrier Companies, Inc. (L)	87,700	2,424,028
Wabash National Corp. (I)	33,200	438,240
		3,908,496
Professional services - 1.2%
Equifax, Inc.	24,400	2,788,676
Heidrick & Struggles International, Inc.	2,700	63,990
Insperity, Inc.	8,800	455,224
Kelly Services, Inc., Class A	3,500	66,920

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
RPX Corp. (I)	32,500	$365,950
		3,740,760
		35,658,262
Information technology - 20.2%
Communications equipment - 2.2%
Cisco Systems, Inc.	20,400	580,788
Comtech Telecommunications Corp.	1,500	35,055
Motorola Solutions, Inc.	47,600	3,603,320
NETGEAR, Inc. (I)	40,400	1,630,948
Ubiquiti Networks, Inc. (I)(L)	23,300	775,191
		6,625,302
Electronic equipment, instruments and components - 0.3%
Multi-Fineline Electronix, Inc. (I)	4,500	104,445
Sanmina Corp. (I)	7,400	173,012
Vishay Intertechnology, Inc.	41,200	503,052
		780,509
Internet software and services - 1.5%
Alphabet, Inc., Class A (I)	1,065	812,489
Alphabet, Inc., Class C (I)	1,698	1,264,925
EarthLink Holdings Corp.	188,700	1,069,929
Facebook, Inc., Class A (I)	5,100	581,910
NIC, Inc.	4,300	77,529
Stamps.com, Inc. (I)	7,200	765,216
		4,571,998
IT services - 3.8%
Accenture PLC, Class A	33,300	3,842,820
Automatic Data Processing, Inc.	17,500	1,569,925
CSG Systems International, Inc.	4,100	185,156
Fiserv, Inc. (I)	11,500	1,179,670
Leidos Holdings, Inc.	32,300	1,625,336
NeuStar, Inc., Class A (I)(L)	97,100	2,388,660
Paychex, Inc.	2,000	108,020
The Hackett Group, Inc.	18,500	279,720
Unisys Corp. (I)(L)	14,500	111,650
Xerox Corp.	22,300	248,868
		11,539,825
Semiconductors and semiconductor equipment - 3.1%
Intel Corp.	71,100	2,300,085
KLA-Tencor Corp.	20,500	1,492,605
Linear Technology Corp.	14,900	663,944
MaxLinear, Inc., Class A (I)	19,307	357,180
Micron Technology, Inc. (I)	8,700	91,089
NVIDIA Corp.	117,100	4,172,273
Photronics, Inc. (I)	20,000	208,200
		9,285,376
Software - 5.4%
Activision Blizzard, Inc.	30,600	1,035,504
Cadence Design Systems, Inc. (I)	21,400	504,612
Electronic Arts, Inc. (I)	51,400	3,398,054
Gigamon, Inc. (I)	19,200	595,584
Manhattan Associates, Inc. (I)	34,000	1,933,580
Mentor Graphics Corp.	4,500	91,485
Microsoft Corp.	128,507	7,097,442
Paycom Software, Inc. (I)(L)	19,600	697,760
Red Hat, Inc. (I)	3,500	260,785
salesforce.com, Inc. (I)	10,300	760,449
VASCO Data Security International, Inc. (I)	3,800	58,520
		16,433,775
Technology hardware, storage and peripherals - 3.9%
Apple, Inc.	80,582	8,782,632
HP, Inc.	233,300	2,874,256
		11,656,888
		60,893,673
Materials - 2.3%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	3,400	489,770
Balchem Corp.	4,300	266,686
Chemtura Corp. (I)	18,100	477,840
LyondellBasell Industries NV, Class A	13,300	1,138,214
Rayonier Advanced Materials, Inc.	20,700	196,650
The Dow Chemical Company	23,200	1,179,952
The Sherwin-Williams Company	1,600	455,472
Trinseo SA (I)(L)	20,300	747,243
		4,951,827
Construction materials - 0.1%
U.S. Concrete, Inc. (I)	3,400	202,572
Containers and packaging - 0.4%
AEP Industries, Inc.	5,800	382,800
Bemis Company, Inc.	14,800	766,344
		1,149,144
Metals and mining - 0.2%
Newmont Mining Corp.	25,200	669,816
		6,973,359
Telecommunication services - 2.5%
Diversified telecommunication services - 2.4%
AT&T, Inc.	45,200	1,770,484
CenturyLink, Inc.	13,700	437,852
IDT Corp., Class B	3,800	59,242
Inteliquent, Inc.	2,000	32,100
Verizon Communications, Inc.	89,800	4,856,384
Wireless telecommunication services - 0.1%
Shenandoah Telecommunications Company	15,300	409,275
		7,565,337
Utilities - 3.3%
Electric utilities - 2.7%
Edison International	15,300	1,099,917
Entergy Corp.	24,500	1,942,360
Exelon Corp.	113,900	4,084,454
FirstEnergy Corp.	3,400	122,298
PPL Corp.	25,800	982,206
		8,231,235
Multi-utilities - 0.6%
Black Hills Corp.	3,600	216,468
Consolidated Edison, Inc.	13,800	1,057,356
Public Service Enterprise Group, Inc.	9,800	461,972
		1,735,796
		9,967,031
TOTAL COMMON STOCKS (Cost $281,256,573)		$297,209,038

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 4.8%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	1,443,148	$14,440,567
TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,439,426)		$14,440,567

SHORT-TERM INVESTMENTS - 1.2%
Money market funds - 1.2%
State Street Institutional Liquid Reserves
Fund, 0.4442% (Y)	3,597,647	$3,597,647
TOTAL SHORT-TERM INVESTMENTS (Cost $3,597,647)		$3,597,647
Total Investments (All Cap Core Trust)
(Cost $299,293,646) - 104.6%		$315,247,252
Other assets and liabilities, net - (4.6%)		(13,977,090)
TOTAL NET ASSETS - 100.0%		$301,270,162

Alpha Opportunities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.4%
Consumer discretionary - 11.5%
Auto components - 0.4%
Delphi Automotive PLC	36,791	$2,760,059
Automobiles - 0.4%
Fiat Chrysler Automobiles NV	28,196	227,536
Harley-Davidson, Inc.	42,823	2,198,105
		2,425,641
Diversified consumer services - 0.3%
LifeLock, Inc. (I)(L)	40,811	492,589
New Oriental Education & Technology
Group, Inc., ADR	39,276	1,358,557
The Honest Company, Inc. (I)(R)	3,841	163,089
		2,014,235
Hotels, restaurants and leisure - 1.5%
Aramark	11,290	373,925
Domino’s Pizza, Inc.	1,156	152,430
Las Vegas Sands Corp.	8,386	433,388
McDonald’s Corp.	29,032	3,648,742
Panera Bread Company, Class A (I)	21,977	4,501,549
Star Entertainment Group, Ltd.	42,189	183,485
Texas Roadhouse, Inc.	1,490	64,934
Wyndham Worldwide Corp.	4,164	318,255
		9,676,708
Household durables - 1.6%
Harman International Industries, Inc.	16,616	1,479,489
Newell Rubbermaid, Inc. (L)	5,323	235,756
NVR, Inc. (I)	3,337	5,781,019
PulteGroup, Inc.	165,221	3,091,285
		10,587,549
Internet and catalog retail - 2.2%
Amazon.com, Inc. (I)	13,523	8,027,794
Expedia, Inc.	6,764	729,294
The Priceline Group, Inc. (I)	3,739	4,819,421
TripAdvisor, Inc. (I)	7,876	523,754
		14,100,263
Media - 0.6%
Comcast Corp., Class A	31,745	1,938,985
DISH Network Corp., Class A (I)	6,654	307,814
Sky PLC	123,025	1,807,796
		4,054,595
Specialty retail - 3.4%
Advance Auto Parts, Inc.	39,734	6,370,950
CarMax, Inc. (I)(L)	8,443	431,437
Jand, Inc., Class A (I)(R)	3,495	36,138
Lowe’s Companies, Inc.	45,791	3,468,668
Restoration Hardware Holdings, Inc. (I)	11,285	472,842
Ross Stores, Inc.	6,477	375,018
Signet Jewelers, Ltd.	5,144	638,010
The Home Depot, Inc.	28,822	3,845,719
The TJX Companies, Inc.	65,251	5,112,416
Tiffany & Company	10,066	738,643
Yamada Denki Company, Ltd. (L)	34,007	160,751
		21,650,592
Textiles, apparel and luxury goods - 1.1%
adidas AG	1,604	187,284
ANTA Sports Products, Ltd.	42,781	94,180
Kate Spade & Company (I)	17,033	434,682
NIKE, Inc., Class B	64,048	3,937,031
Pandora A/S	1,141	149,172
Samsonite International SA	660,580	2,212,651
		7,015,000
		74,284,642
Consumer staples - 7.6%
Beverages - 2.3%
Anheuser-Busch InBev NV	4,613	573,104
Dr. Pepper Snapple Group, Inc.	3,899	348,649
Molson Coors Brewing Company, Class B	13,592	1,307,279
Monster Beverage Corp. (I)	33,428	4,458,627
PepsiCo, Inc.	40,226	4,122,360
The Coca-Cola Company	90,144	4,181,780
		14,991,799
Food and staples retailing - 0.9%
Ain Holdings, Inc.	4,120	211,066
Costco Wholesale Corp.	31,714	4,997,492
Sundrug Company, Ltd.	1,265	94,550
Sysco Corp.	4,880	228,042
		5,531,150
Food products - 2.2%
Bunge, Ltd.	34,522	1,956,362
ConAgra Foods, Inc.	12,869	574,215
Greencore Group PLC	616,855	3,316,473
Kellogg Company	4,163	318,678
McCormick & Company, Inc.	1,289	128,230
Mondelez International, Inc., Class A	59,233	2,376,428
Nomad Foods, Ltd. (I)	210,403	1,895,731
Post Holdings, Inc. (I)	13,169	905,632
The Hershey Company	23,425	2,157,208
The J.M. Smucker Company	1,952	253,448
		13,882,405
Household products - 1.0%
Church & Dwight Company, Inc.	2,071	190,905
Colgate-Palmolive Company	69,900	4,938,435
Kimberly-Clark Corp.	2,361	317,578
Reckitt Benckiser Group PLC	6,417	618,962

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household products (continued)
The Procter & Gamble Company	4,208	$346,360
		6,412,240
Personal products - 0.4%
Beiersdorf AG	6,174	556,117
Coty, Inc., Class A (L)	11,409	317,512
LG Household & Health Care, Ltd.	1,474	1,218,788
The Estee Lauder Companies, Inc., Class A	6,027	568,406
		2,660,823
Tobacco - 0.8%
Altria Group, Inc.	5,664	354,906
British American Tobacco PLC	73,286	4,285,465
Philip Morris International, Inc.	3,420	335,536
Reynolds American, Inc.	8,497	427,484
		5,403,391
		48,881,808
Energy - 5.5%
Energy equipment and services - 0.8%
Baker Hughes, Inc.	28,200	1,236,006
Halliburton Company	103,519	3,697,699
		4,933,705
Oil, gas and consumable fuels - 4.7%
Anadarko Petroleum Corp.	45,408	2,114,651
Chevron Corp.	35,823	3,417,514
Cobalt International Energy, Inc. (I)	163,017	484,160
EOG Resources, Inc.	18,587	1,349,044
Golar LNG, Ltd. (L)	40,572	729,079
Imperial Oil, Ltd.	102,344	3,418,290
Karoon Gas Australia, Ltd. (I)	261,434	250,616
Marathon Oil Corp.	38,300	426,662
Newfield Exploration Company (I)	30,800	1,024,100
Occidental Petroleum Corp.	50,265	3,439,634
Pioneer Natural Resources Company	53,882	7,583,353
Raging River Exploration, Inc. (I)	23,700	165,695
Suncor Energy, Inc.	147,082	4,090,350
World Fuel Services Corp.	45,616	2,216,025
		30,709,173
		35,642,878
Financials - 16.8%
Banks - 5.7%
Bank of America Corp.	529,177	7,154,473
Citigroup, Inc.	79,636	3,324,803
Cullen/Frost Bankers, Inc. (L)	6,576	362,403
First Citizens BancShares, Inc., Class A	3,441	863,932
First Republic Bank	24,547	1,635,812
HDFC Bank, Ltd.	74,006	1,411,057
JPMorgan Chase & Co.	66,298	3,926,168
M&T Bank Corp.	43,711	4,851,921
The PNC Financial Services Group, Inc.	107,283	9,072,923
Wells Fargo & Company	82,137	3,972,145
		36,575,637
Capital markets - 1.5%
BlackRock, Inc.	20,161	6,866,232
Partners Group Holding AG	461	185,201
Raymond James Financial, Inc.	6,140	292,325
SEI Investments Company	15,297	658,536
The Goldman Sachs Group, Inc.	11,200	1,758,176
		9,760,470
Consumer finance - 0.8%
American Express Company	66,315	4,071,741
LendingClub Corp. (I)(L)	56,935	472,561
OneMain Holdings, Inc. (I)	17,150	470,425
Santander Consumer USA Holdings, Inc. (I)	41,724	437,685
		5,452,412
Diversified financial services - 1.5%
Berkshire Hathaway, Inc., Class B (I)	18,458	2,618,821
Cerved Information Solutions SpA (I)	136,399	1,120,979
FactSet Research Systems, Inc.	15,449	2,340,987
Hong Kong Exchanges & Clearing, Ltd.	4,579	110,336
MarketAxess Holdings, Inc.	5,461	681,697
Markit, Ltd. (I)(L)	13,065	461,848
McGraw Hill Financial, Inc.	4,997	494,603
Moody’s Corp.	7,824	755,485
MSCI, Inc.	10,197	755,394
Nasdaq, Inc.	2,948	195,688
		9,535,838
Insurance - 5.9%
Alleghany Corp. (I)	2,821	1,399,780
American International Group, Inc.	102,682	5,549,962
Assured Guaranty, Ltd.	25,806	652,892
Chubb, Ltd.	70,657	8,418,782
Fairfax Financial Holdings, Ltd. (L)	6,187	3,463,624
FNF Group	12,000	406,800
Markel Corp. (I)	6,338	5,650,771
Marsh & McLennan Companies, Inc.	72,031	4,378,764
MetLife, Inc.	80,738	3,547,628
Reinsurance Group of America, Inc.	28,322	2,725,993
White Mountains Insurance Group, Ltd.	2,308	1,852,401
		38,047,397
Real estate investment trusts - 1.3%
American Tower Corp.	40,400	4,135,748
Equinix, Inc.	5,093	1,684,306
Federal Realty Investment Trust	1,051	164,009
Kennedy Wilson Europe Real Estate PLC	159,866	2,682,771
		8,666,834
Real estate management and development - 0.1%
Realogy Holdings Corp. (I)	835	30,152
Relo Holdings, Inc.	2,945	393,594
WeWork Companies, Inc., Class A (I)(R)	2,554	128,191
		551,937
		108,590,525
Health care - 15.1%
Biotechnology - 1.2%
Alder Biopharmaceuticals, Inc. (I)	32,235	789,435
Alnylam Pharmaceuticals, Inc. (I)	4,155	260,809
Biogen, Inc. (I)	5,856	1,524,434
Five Prime Therapeutics, Inc. (I)	5,429	220,580
Incyte Corp. (I)	8,227	596,211
Portola Pharmaceuticals, Inc. (I)	50,002	1,020,041
Regeneron Pharmaceuticals, Inc. (I)	7,599	2,738,984
Vertex Pharmaceuticals, Inc. (I)	5,016	398,722
		7,549,216
Health care equipment and supplies - 3.2%
Becton, Dickinson and Company	28,312	4,298,328
Corindus Vascular Robotics, Inc. (I)(L)	419,891	415,902
DexCom, Inc. (I)	63,951	4,342,912
Edwards Lifesciences Corp. (I)	8,624	760,723
Hologic, Inc. (I)	130,894	4,515,843

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (I)	4,139	$2,487,746
Medtronic PLC	48,237	3,617,775
Senseonics Holdings, Inc. (I)	140,844	402,814
		20,842,043
Health care providers and services - 1.5%
Acadia Healthcare Company, Inc. (I)	19,544	1,077,070
Cardinal Health, Inc.	38,490	3,154,256
Envision Healthcare Holdings, Inc. (I)	18,093	369,097
Laboratory Corp. of America Holdings (I)	19,998	2,342,366
UnitedHealth Group, Inc.	22,021	2,838,507
		9,781,296
Health care technology - 0.4%
CareView Communications, Inc. (I)	1,138,737	261,796
Cerner Corp. (I)	40,663	2,153,512
		2,415,308
Life sciences tools and services - 0.1%
Illumina, Inc. (I)	2,488	403,330
		403,330
Pharmaceuticals - 8.7%
Allergan PLC (I)	29,314	7,857,031
Bristol-Myers Squibb Company (D)	263,611	16,839,471
Eisai Company, Ltd.	36,578	2,199,132
Endo International PLC (I)	11,255	316,828
Johnson & Johnson	69,671	7,538,402
Merck & Company, Inc.	203,102	10,746,127
Mylan NV (I)	86,251	3,997,735
Ono Pharmaceutical Company, Ltd.	70,411	2,978,571
Shionogi & Company, Ltd.	4,679	219,919
TherapeuticsMD, Inc. (I)	571,693	3,658,835
		56,352,051
		97,343,244
Industrials - 14.6%
Aerospace and defense - 2.3%
Honeywell International, Inc.	38,614	4,326,699
Lockheed Martin Corp.	12,825	2,840,738
Raytheon Company	1,291	158,315
TransDigm Group, Inc. (I)	3,331	733,953
United Technologies Corp.	67,060	6,712,706
		14,772,411
Air freight and logistics - 1.0%
United Parcel Service, Inc., Class B	48,046	5,067,412
XPO Logistics, Inc. (I)(L)	41,514	1,274,480
		6,341,892
Airlines - 0.2%
Spirit Airlines, Inc. (I)	32,800	1,573,744
		1,573,744
Building products - 1.3%
Builders FirstSource, Inc. (I)	19,084	215,077
Fortune Brands Home & Security, Inc.	70,054	3,925,826
Lennox International, Inc.	29,600	4,001,624
		8,142,527
Commercial services and supplies - 1.3%
Cintas Corp.	5,619	504,642
Clean Harbors, Inc. (I)	98,142	4,842,326
Republic Services, Inc.	2,005	95,538
Securitas AB, Series B	5,729	94,738
Stericycle, Inc. (I)	12,414	1,566,523
UniFirst Corp.	2,995	326,814
Waste Connections, Inc.	11,916	769,654
Waste Management, Inc.	3,241	191,219
		8,391,454
Construction and engineering - 0.0%
Vinci SA	2,548	189,123
		189,123
Electrical equipment - 1.3%
Eaton Corp. PLC	84,883	5,310,280
Generac Holdings, Inc. (I)(L)	89,620	3,337,449
		8,647,729
Industrial conglomerates - 0.9%
3M Company	20,914	3,484,900
Danaher Corp.	26,331	2,497,759
General Electric Company	2,003	63,675
		6,046,334
Machinery - 1.8%
Allison Transmission Holdings, Inc.	85,050	2,294,649
IDEX Corp.	35,239	2,920,608
PACCAR, Inc.	43,647	2,387,054
The Middleby Corp. (I)	37,342	3,987,005
		11,589,316
Professional services - 0.0%
FTI Consulting, Inc. (I)	6,896	244,877
		244,877
Road and rail - 3.2%
AMERCO	4,559	1,628,976
Canadian National Railway Company	77,072	4,816,295
DSV A/S	42,609	1,772,288
Genesee & Wyoming, Inc., Class A (I)	58,032	3,638,606
Hertz Global Holdings, Inc. (I)	265,627	2,797,052
Union Pacific Corp.	72,192	5,742,874
		20,396,091
Trading companies and distributors - 1.2%
AerCap Holdings NV (I)	24,370	944,581
Fastenal Company (L)	82,447	4,039,903
MSC Industrial Direct Company, Inc., Class A	32,188	2,456,266
		7,440,750
Transportation infrastructure - 0.1%
Macquarie Infrastructure Company LLC	7,452	502,563
		502,563
		94,278,811
Information technology - 15.6%
Communications equipment - 1.1%
Cisco Systems, Inc.	135,906	3,869,244
Motorola Solutions, Inc.	38,547	2,918,008
ParkerVision, Inc. (I)(L)	76,591	239,728
		7,026,980
Electronic equipment, instruments and components - 0.3%
Arrow Electronics, Inc. (I)	26,238	1,689,990
		1,689,990
Internet software and services - 4.9%
Alibaba Group Holding, Ltd., ADR (I)(L)	24,650	1,948,090
Alphabet, Inc., Class A (I)	2,278	1,737,886
Alphabet, Inc., Class C (I)	10,325	7,691,609

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Apigee Corp. (I)	18,806	$156,278
CoStar Group, Inc. (I)	25,969	4,886,587
Envestnet, Inc. (I)	24,524	667,053
Facebook, Inc., Class A (I)	62,669	7,150,533
Gogo, Inc. (I)(L)	53,766	591,964
Quotient Technology, Inc. (I)(L)	92,472	980,203
Tencent Holdings, Ltd.	95,617	1,954,828
United Internet AG	31,071	1,556,749
VeriSign, Inc. (I)(L)	1,809	160,169
Zillow Group, Inc., Class A (I)(L)	17,063	435,960
Zillow Group, Inc., Class C (I)(L)	78,615	1,865,534
		31,783,443
IT services - 1.1%
Accenture PLC, Class A	31,620	3,648,948
Alliance Data Systems Corp. (I)	2,560	563,200
Automatic Data Processing, Inc.	32,169	2,885,881
Blackhawk Network Holdings, Inc. (I)	5,010	171,843
PayPal Holdings, Inc. (I)	1,569	60,563
		7,330,435
Semiconductors and semiconductor equipment - 3.2%
Cypress Semiconductor Corp. (L)	29,101	252,015
Intel Corp.	100,958	3,265,991
Lam Research Corp.	26,460	2,185,596
Mellanox Technologies, Ltd. (I)	9,590	521,025
Micron Technology, Inc. (I)	213,483	2,235,167
Monolithic Power Systems, Inc.	2,017	128,362
NXP Semiconductors NV (I)	59,591	4,831,042
Qorvo, Inc. (I)	43,425	2,189,054
Skyworks Solutions, Inc.	42,548	3,314,489
Sumco Corp.	131,560	826,017
SunEdison Semiconductor, Ltd. (I)	8,183	53,026
SunPower Corp. (I)(L)	43,238	965,937
		20,767,721
Software - 4.9%
Adobe Systems, Inc. (D)(I)	9,841	923,086
Cadence Design Systems, Inc. (I)	17,906	422,223
Fair Isaac Corp.	1,070	113,516
Microsoft Corp.	231,134	12,765,531
Mobileye NV (I)(L)	50,070	1,867,110
Nexon Company, Ltd.	5,855	99,854
Nintendo Company, Ltd.	5,299	753,243
ServiceNow, Inc. (I)	68,547	4,193,705
SS&C Technologies Holdings, Inc.	48,872	3,099,462
The Sage Group PLC	28,274	254,930
Workday, Inc., Class A (I)	90,392	6,945,721
		31,438,381
Technology hardware, storage and peripherals - 0.1%
Pure Storage, Inc., Class A (I)(L)	1,900	26,011
Pure Storage, Inc., Class B (I)	62,660	855,345
Stratasys, Ltd. (I)	69	1,788
		883,144
		100,920,094
Materials - 4.3%
Chemicals - 2.2%
CF Industries Holdings, Inc.	60,400	1,892,936
Methanex Corp. (L)	2,006	64,433
Platform Specialty Products Corp. (I)(L)	269,188	2,315,017
Potash Corp. of Saskatchewan, Inc.	121,829	2,073,530
Praxair, Inc.	35,034	4,009,641
Syngenta AG	4,464	1,851,206
The Sherwin-Williams Company	6,643	1,891,063
		14,097,826
Construction materials - 0.3%
Buzzi Unicem SpA	97,124	1,674,283
		1,674,283
Containers and packaging - 0.6%
AptarGroup, Inc.	1,278	100,208
Avery Dennison Corp.	1,427	102,901
Ball Corp.	22,659	1,615,360
Bemis Company, Inc.	2,806	145,295
International Paper Company	11,945	490,223
RPC Group PLC	20,760	226,130
Silgan Holdings, Inc.	27,322	1,452,711
		4,132,828
Metals and mining - 0.2%
Agnico Eagle Mines, Ltd.	4,971	179,751
Franco-Nevada Corp.	2,704	165,972
Franco-Nevada Corp.	8,588	527,414
Goldcorp, Inc.	10,495	170,334
		1,043,471
Paper and forest products - 1.0%
Louisiana-Pacific Corp. (I)	133,377	2,283,414
Norbord, Inc.	221,200	4,401,007
		6,684,421
		27,632,829
Telecommunication services - 0.5%
Diversified telecommunication services - 0.4%
AT&T, Inc.	1,222	47,866
Verizon Communications, Inc.	52,796	2,855,208
		2,903,074
Wireless telecommunication services - 0.1%
NTT DOCOMO, Inc.	14,303	325,127
		325,127
		3,228,201
Utilities - 1.9%
Electric utilities - 0.7%
Avangrid, Inc.	24,798	994,648
NextEra Energy, Inc.	32,200	3,810,548
		4,805,196
Gas utilities - 0.3%
UGI Corp.	43,073	1,735,411
Independent power and renewable electricity producers - 0.1%
Pattern Energy Group, Inc. (L)	15,394	293,564
		293,564
Multi-utilities - 0.8%
CMS Energy Corp.	3,836	162,800
Dominion Resources, Inc.	61,469	4,617,551
NiSource, Inc.	8,755	206,268
WEC Energy Group, Inc.	2,934	176,245
		5,162,864
		11,997,035
TOTAL COMMON STOCKS (Cost $571,933,016)		$602,800,067

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

Shares or
Principal
Amount		Value
PREFERRED SECURITIES - 2.1%
Consumer discretionary - 0.1%
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	8,963	$380,569
Specialty retail - 0.0%
Jand, Inc., Series D (I)(R)	7,805	80,704
		461,273
Financials - 0.3%
Capital markets - 0.1%
Forward Venture (I)(R)	14,346	513,874
Real estate management and development - 0.2%
Redfin Corp. (I)(R)	78,202	218,184
WeWork Companies, Inc., Series D1 (I)(R)	12,694	637,140
WeWork Companies, Inc., Series D2 (I)(R)	9,974	500,618
		1,355,942
		1,869,816
Industrials - 0.1%
Electrical equipment - 0.1%
Lithium Technology Corp. (I)(R)	118,631	542,144
Information technology - 1.6%
Electronic equipment, instruments and components - 0.1%
Veracode, Inc. (I)(R)	18,712	409,044
Internet software and services - 1.0%
DocuSign, Inc., Series B (I)(R)	865	12,629
DocuSign, Inc., Series B1 (I)(R)	259	3,781
DocuSign, Inc., Series D (I)(R)	621	9,067
DocuSign, Inc., Series E (I)(R)	16,071	234,637
DocuSign, Inc., Series F (I)(R)	2,107	30,762
Dropbox, Inc., Series C (I)(R)	10,895	154,273
Lookout, Inc., Series F (I)(R)	25,174	204,916
Uber Technologies, Inc. (I)(R)	142,224	6,451,281
		7,101,346
Software - 0.5%
Birst, Inc., Series F (I)(R)	46,072	218,381
Cloudera, Inc., Series F (I)(R)	15,771	299,334
DraftKings, Inc., Series C (I)(R)	75,450	154,673
Essence Group Holdings Corp. (I)(R)	203,629	407,258
MarkLogic Corp., Series F (I)(R)	30,839	306,848
Nutanix, Inc. (I)(R)	32,127	418,294
Pinterest, Inc., Series G (I)(R)	32,419	1,105,488
Zuora, Inc., Series F (I)(R)	99,899	347,649
		3,257,925
		10,768,315
TOTAL PREFERRED SECURITIES (Cost $8,602,474)		$13,641,548

CORPORATE BONDS - 0.0%
Information technology - 0.0%
DraftKings, Inc.
5.000%, 12/23/2016 (R)	$48,473	$48,473
		48,473
TOTAL CORPORATE BONDS (Cost $48,473)		$48,473

SECURITIES LENDING COLLATERAL - 4.0%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	2,609,389	$26,110,326
TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,108,036)		$26,110,326

SHORT-TERM INVESTMENTS - 4.9%
Repurchase agreement - 4.9%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2016 at 0.320% to
be repurchased at $31,600,281 on
04/01/2016, collateralized by $26,659,100
U.S. Treasury Bills, 0.000% due 03/30/2017
(valued at $26,495,147, including interest)
and $5,520,00 U.S. Treasury Notes, 2.000%
due 10/31/2021 (valued at $5,736,879,
including interest)	$31,600,000	$31,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $31,600,000)		$31,600,000
Total Investments (Alpha Opportunities Trust)
(Cost $638,291,999) - 104.4%		$674,200,414
Other assets and liabilities, net - (4.4%)		(28,532,508)
TOTAL NET ASSETS - 100.0%		$645,667,906

American Asset Allocation Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	71,997,369	$1,506,184,961
TOTAL INVESTMENT COMPANIES (Cost $1,046,638,581)		$1,506,184,961
Total Investments (American Asset Allocation Trust)
(Cost $1,046,638,581) - 100.0%		$1,506,184,961
Other assets and liabilities, net - 0.0%		(42,365)
TOTAL NET ASSETS - 100.0%		$1,506,142,596

American Global Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 99.9%
American Funds Insurance Series - 99.9%
American Global Growth Fund - Class 1	8,839,880	$222,941,763
TOTAL INVESTMENT COMPANIES (Cost $218,635,455)		$222,941,763
Total Investments (American Global Growth Trust)
(Cost $218,635,455) - 99.9%		$222,941,763
Other assets and liabilities, net - 0.1%		157,216
TOTAL NET ASSETS - 100.0%		$223,098,979

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

American Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	13,110,308	$870,917,766
TOTAL INVESTMENT COMPANIES (Cost $683,563,173)		$870,917,766
Total Investments (American Growth Trust)
(Cost $683,563,173) - 100.0%		$870,917,766
Other assets and liabilities, net - 0.0%		(33,925)
TOTAL NET ASSETS - 100.0%		$870,883,841

American Growth-Income Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	23,243,329	$1,057,339,047
TOTAL INVESTMENT COMPANIES (Cost $860,661,236)		$1,057,339,047
Total Investments (American Growth-Income Trust)
(Cost $860,661,236) - 100.0%		$1,057,339,047
Other assets and liabilities, net - 0.0%		(38,362)
TOTAL NET ASSETS - 100.0%		$1,057,300,685

American International Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	29,144,510	$518,480,841
TOTAL INVESTMENT COMPANIES (Cost $469,744,281)		$518,480,841
Total Investments (American International Trust)
(Cost $469,744,281) - 100.0%		$518,480,841
Other assets and liabilities, net - 0.0%		(23,102)
TOTAL NET ASSETS - 100.0%		$518,457,739

American New World Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,947,423	$74,251,028
TOTAL INVESTMENT COMPANIES (Cost $86,323,971)		$74,251,028
Total Investments (American New World Trust)
(Cost $86,323,971) - 100.0%		$74,251,028
Other assets and liabilities, net - 0.0%		(19,095)
TOTAL NET ASSETS - 100.0%		$74,231,933

Blue Chip Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.3%
Consumer discretionary - 25.7%
Auto components - 0.3%
BorgWarner, Inc.	4,800	$184,320
Delphi Automotive PLC	64,200	4,816,284
		5,000,604
Automobiles - 0.4%
Ferrari NV (I)(L)	7,300	304,410
Tesla Motors, Inc. (I)(L)	27,760	6,378,415
		6,682,825
Hotels, restaurants and leisure - 4.2%
Carnival Corp.	22,400	1,182,048
Hilton Worldwide Holdings, Inc.	508,122	11,442,907
Las Vegas Sands Corp.	23,400	1,209,312
Marriott International, Inc., Class A (L)	105,529	7,511,554
McDonald’s Corp.	1,300	163,384
MGM Resorts International (I)	329,600	7,066,624
Norwegian Cruise Line Holdings, Ltd. (I)	183,600	10,151,244
Royal Caribbean Cruises, Ltd.	122,400	10,055,163
Starbucks Corp.	282,500	16,865,250
Yum! Brands, Inc.	9,900	810,315
		66,457,801
Internet and catalog retail - 12.2%
Amazon.com, Inc. (I)	184,389	109,460,686
Ctrip.com International, Ltd., ADR (I)(L)	172,400	7,630,424
JD.com, Inc., ADR (I)	61,400	1,627,100
Netflix, Inc. (I)	165,100	16,878,173
The Priceline Group, Inc. (I)	44,400	57,229,824
		192,826,207
Media - 0.5%
The Walt Disney Company	78,400	7,785,904
Multiline retail - 0.3%
Dollar General Corp.	48,300	4,134,480
Specialty retail - 6.4%
AutoZone, Inc. (I)	13,500	10,755,315
L Brands, Inc.	53,200	4,671,492
Lowe’s Companies, Inc.	316,600	23,982,450
O’Reilly Automotive, Inc. (I)	71,200	19,484,592
Ross Stores, Inc.	208,600	12,077,940
The Home Depot, Inc.	153,000	20,414,790
Tractor Supply Company	108,300	9,796,818
		101,183,397
Textiles, apparel and luxury goods - 1.4%
Hanesbrands, Inc.	325,600	9,227,504
NIKE, Inc., Class B	220,800	13,572,576
PVH Corp.	1,700	168,402
		22,968,482
		407,039,700
Consumer staples - 3.1%
Beverages - 0.7%
Constellation Brands, Inc., Class A	47,500	7,176,775
Molson Coors Brewing Company, Class B	20,000	1,923,600
Monster Beverage Corp. (I)	10,600	1,413,828
		10,514,203
Food and staples retailing - 2.1%
Costco Wholesale Corp.	17,100	2,694,618
CVS Health Corp.	126,900	13,163,337
The Kroger Company	10,000	382,500

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Walgreens Boots Alliance, Inc.	200,600	$16,898,544
		33,138,999
Food products - 0.0%
The Kraft Heinz Company	3,800	298,528
Personal products - 0.2%
The Estee Lauder Companies, Inc., Class A	32,000	3,017,920
Tobacco - 0.1%
Philip Morris International, Inc.	24,700	2,423,317
		49,392,967
Financials - 6.3%
Banks - 0.0%
Citigroup, Inc.	10,900	455,075
Capital markets - 2.6%
Ameriprise Financial, Inc.	28,151	2,646,476
BlackRock, Inc.	4,500	1,532,565
Morgan Stanley	569,000	14,230,690
Northern Trust Corp.	17,989	1,172,343
State Street Corp.	97,507	5,706,110
TD Ameritrade Holding Corp.	447,200	14,100,216
The Bank of New York Mellon Corp.	68,300	2,515,489
		41,903,889
Consumer finance - 0.0%
Synchrony Financial (I)	4,500	128,970
Diversified financial services - 1.3%
CME Group, Inc.	3,000	288,150
Intercontinental Exchange, Inc.	76,760	18,049,346
McGraw Hill Financial, Inc.	15,400	1,524,292
		19,861,788
Insurance - 0.6%
Aon PLC	4,500	470,025
Chubb, Ltd.	8,500	1,012,775
Marsh & McLennan Companies, Inc.	108,500	6,595,715
Willis Towers Watson PLC	9,700	1,151,002
		9,229,517
Real estate investment trusts - 1.8%
American Tower Corp.	275,538	28,206,825
		99,786,064
Health care - 22.1%
Biotechnology - 6.9%
Alexion Pharmaceuticals, Inc. (I)	222,900	31,032,138
Baxalta, Inc.	73,300	2,961,320
Biogen, Inc. (I)	50,300	13,094,096
Celgene Corp. (I)	249,300	24,952,437
Gilead Sciences, Inc.	155,800	14,311,788
Incyte Corp. (I)	22,100	1,601,587
Regeneron Pharmaceuticals, Inc. (I)	24,900	8,974,956
Vertex Pharmaceuticals, Inc. (I)	157,800	12,543,522
		109,471,844
Health care equipment and supplies - 2.7%
Becton, Dickinson and Company	88,400	13,420,888
Hologic, Inc. (I)	45,600	1,573,200
Intuitive Surgical, Inc. (I)	22,000	13,223,100
Medtronic PLC	13,211	990,825
Stryker Corp.	124,679	13,376,810
		42,584,823
Health care providers and services - 6.3%
Aetna, Inc.	111,800	12,560,730
AmerisourceBergen Corp.	2,600	225,030
Anthem, Inc.	99,400	13,815,606
Cardinal Health, Inc.	129,800	10,637,110
Cigna Corp.	27,100	3,719,204
Henry Schein, Inc. (I)	35,300	6,093,839
Humana, Inc.	23,400	4,281,030
McKesson Corp.	143,600	22,581,100
UnitedHealth Group, Inc.	204,800	26,398,720
		100,312,369
Life sciences tools and services - 1.5%
Agilent Technologies, Inc.	38,800	1,546,180
Thermo Fisher Scientific, Inc.	162,700	23,036,693
		24,582,873
Pharmaceuticals - 4.7%
Allergan PLC (I)	129,198	34,628,940
Bristol-Myers Squibb Company	344,800	22,025,824
Eli Lilly & Company	137,000	9,865,370
Shire PLC, ADR (L)	28,300	4,864,770
Zoetis, Inc.	59,500	2,637,635
		74,022,539
		350,974,448
Industrials - 10.6%
Aerospace and defense - 1.6%
Northrop Grumman Corp.	12,700	2,513,330
Rockwell Collins, Inc.	16,900	1,558,349
Textron, Inc.	38,500	1,403,710
The Boeing Company	155,200	19,701,088
		25,176,477
Air freight and logistics - 0.6%
FedEx Corp.	63,700	10,365,264
Airlines - 2.9%
Alaska Air Group, Inc.	111,200	9,120,624
American Airlines Group, Inc.	600,800	24,638,808
Delta Air Lines, Inc.	43,700	2,127,316
United Continental Holdings, Inc. (I)	176,100	10,541,346
		46,428,094
Industrial conglomerates - 3.7%
Danaher Corp.	519,726	49,301,208
Roper Technologies, Inc.	48,500	8,864,345
		58,165,553
Machinery - 0.3%
Wabtec Corp.	58,500	4,638,465
Professional services - 0.1%
IHS, Inc., Class A (I)	11,300	1,403,008
Road and rail - 1.4%
Canadian Pacific Railway, Ltd.	83,500	11,079,615
J.B. Hunt Transport Services, Inc.	85,900	7,236,216
Kansas City Southern	45,300	3,870,885
Union Pacific Corp.	4,300	342,065
		22,528,781
		168,705,642
Information technology - 30.5%
Internet software and services - 15.1%
Alibaba Group Holding, Ltd., ADR (I)(L)	274,761	21,714,362
Alphabet, Inc., Class A (I)	54,366	41,475,821

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Alphabet, Inc., Class C (I)	94,398	$70,321,790
Baidu, Inc., ADR (I)	58,300	11,128,304
Facebook, Inc., Class A (I)	606,608	69,213,973
LinkedIn Corp., Class A (I)	32,900	3,762,115
Tencent Holdings, Ltd.	1,060,700	21,685,330
		239,301,695
IT services - 7.0%
Cognizant Technology
Solutions Corp., Class A (I)	31,900	2,000,130
Fidelity National Information Services, Inc.	11,600	734,396
First Data Corp., Class A (I)	29,800	385,612
Fiserv, Inc. (I)	163,400	16,761,572
MasterCard, Inc., Class A	433,600	40,975,200
PayPal Holdings, Inc. (I)	136,100	5,253,460
Visa, Inc., Class A	597,200	45,673,856
		111,784,226
Semiconductors and semiconductor equipment - 0.6%
Broadcom, Ltd.	30,600	4,727,700
NXP Semiconductors NV (I)	52,500	4,256,175
		8,983,875
Software - 6.5%
Activision Blizzard, Inc.	28,100	950,904
Electronic Arts, Inc. (I)	96,600	6,386,226
Intuit, Inc.	3,000	312,030
Microsoft Corp.	890,200	49,165,746
Red Hat, Inc. (I)	125,787	9,372,389
salesforce.com, Inc. (I)	356,900	26,349,927
ServiceNow, Inc. (I)	143,400	8,773,212
Workday, Inc., Class A (I)(L)	24,100	1,851,844
		103,162,278
Technology hardware, storage and peripherals - 1.3%
Apple, Inc.	182,700	19,912,473
		483,144,547
Materials - 1.0%
Chemicals - 1.0%
Ashland, Inc.	37,700	4,145,492
Ecolab, Inc.	15,000	1,672,800
PPG Industries, Inc.	21,400	2,385,886
The Sherwin-Williams Company	29,000	8,255,430
		16,459,608
		16,459,608
Telecommunication services - 0.0%
Wireless telecommunication services - 0.0%
T-Mobile US, Inc. (I)	6,200	237,460
TOTAL COMMON STOCKS (Cost $1,063,201,194)		$1,575,740,436

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	4,382,778	43,855,395
TOTAL SECURITIES LENDING
COLLATERAL (Cost $43,852,173)		$43,855,395

SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
State Street Institutional U.S. Government
Money Market Fund, 0.2385% (Y)	500,000	$500,000
T. Rowe Price Reserve Investment
Fund, 0.3310% (Y)	7,642,479	7,642,479
		8,142,479
TOTAL SHORT-TERM INVESTMENTS (Cost $8,142,479)		$8,142,479
Total Investments (Blue Chip Growth Trust)
(Cost $1,115,195,846) - 102.6%		$1,627,738,310
Other assets and liabilities, net - (2.6%)		(41,717,330)
TOTAL NET ASSETS - 100.0%		$1,586,020,980

Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 40.8%
U.S. Government - 14.3%
Treasury Inflation Protected Securities
0.375%, 07/15/2025	$94,988,964	$97,082,897
U.S. Treasury Bonds
2.500%, 02/15/2045	20,182,000	19,682,960
3.000%, 11/15/2045	115,948,500	125,219,858
3.125%, 11/15/2041	150,545,000	167,575,403
3.375%, 05/15/2044	152,300,000	176,614,390
U.S. Treasury Notes
0.750%, 02/15/2019	92,795,000	92,534,060
1.000%, 06/30/2019	122,895,000	123,250,289
1.625%, 02/15/2026	274,664,000	270,812,387
1.750%, 09/30/2019 to 01/31/2023	211,950,000	216,422,201
		1,289,194,445
U.S. Government Agency - 26.5%
Federal Home Loan Mortgage Corp.
2.368%, 04/01/2042 (P)	19,545,328	20,141,598
2.542%, 06/01/2044 (P)	14,476,820	14,910,691
2.609%, 06/01/2044 (P)	11,011,716	11,334,183
2.672%, 05/01/2044 (P)	15,786,344	16,332,504
2.819%, 06/01/2035 (P)	4,003,096	4,254,390
2.973%, 03/01/2044 (P)	15,089,244	15,688,996
3.000%, 02/01/2043 to 03/01/2043	50,295,238	51,818,280
3.461%, 05/01/2042 (P)	14,510,475	15,417,380
3.500%, 02/01/2026 to 04/01/2044	99,910,904	105,676,571
4.000%, 09/01/2041 to 11/01/2043	59,093,816	63,482,375
4.500%, 08/01/2040 to 10/01/2041	81,564,660	88,990,011
5.000%, 09/01/2040 to 03/01/2041	23,016,383	25,381,384
5.500%, 05/01/2039	5,851,735	6,557,853
Federal National Mortgage Association
1.570%, 01/09/2020	109,075,000	109,148,626
2.355%, 04/01/2042 (P)	6,881,178	7,180,656
2.499%, 02/01/2042 (P)	6,857,317	7,173,313
2.500%, 03/27/2023	45,510,000	45,599,018
2.538%, 10/01/2035 (P)	38,997,483	40,922,828
2.907%, 01/01/2044 (P)	9,536,842	9,908,941
2.925%, 03/01/2044 (P)	15,577,531	16,195,616
2.937%, 02/01/2042 (P)	4,197,883	4,383,589
3.000%, 09/01/2027 to 04/01/2043	148,111,040	151,738,389
3.500%, 02/01/2026 to 04/01/2045	434,201,469	458,330,882
4.000%, 05/01/2025 to 06/01/2044	456,534,631	493,287,536
4.500%, 01/01/2027 to 05/01/2042	326,438,453	356,434,612
5.000%, 02/01/2033 to 12/01/2041	141,230,993	156,804,296

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
5.500%, 10/01/2035 to 03/01/2041	$43,064,532	$48,529,906
6.500%, 01/01/2039	13,247,792	15,527,094
Government National Mortgage Association
4.000%, 10/15/2039 to 11/15/2041	16,707,572	17,938,584
		2,379,090,102
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $3,538,975,815)		$3,668,284,547

CORPORATE BONDS - 39.5%
Consumer discretionary - 4.8%
Amazon.com, Inc.
4.950%, 12/05/2044	19,265,000	22,203,394
American Honda Finance Corp.
1.700%, 02/22/2019	16,405,000	16,544,377
AutoNation, Inc.
4.500%, 10/01/2025	6,050,000	6,202,920
Brinker International, Inc.
2.600%, 05/15/2018	9,353,000	9,418,789
CCO Safari II LLC
6.484%, 10/23/2045 (S)	14,260,000	15,871,423
Delphi Automotive PLC
4.250%, 01/15/2026	11,940,000	12,468,739
Delphi Corp.
5.000%, 02/15/2023	27,240,000	28,670,100
Ford Motor Company
4.750%, 01/15/2043	5,310,000	5,299,253
Ford Motor Credit Company LLC
2.551%, 10/05/2018	11,390,000	11,438,351
5.875%, 08/02/2021	32,919,000	37,747,098
General Motors Company
4.875%, 10/02/2023	23,865,000	25,018,395
General Motors Financial Company, Inc.
3.450%, 04/10/2022	18,925,000	18,591,750
4.375%, 09/25/2021	1,425,000	1,473,481
Hyundai Capital America
2.400%, 10/30/2018 (S)	14,955,000	15,057,083
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	12,631,000	12,884,353
Newell Rubbermaid, Inc.
2.150%, 10/15/2018	6,010,000	6,010,968
4.200%, 04/01/2026	10,530,000	11,013,327
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)	17,070,000	17,135,532
O’Reilly Automotive, Inc.
3.550%, 03/15/2026	9,415,000	9,678,931
Omnicom Group, Inc.
3.600%, 04/15/2026	9,565,000	9,802,164
QVC, Inc.
4.375%, 03/15/2023	12,905,000	12,623,568
5.125%, 07/02/2022	9,060,000	9,522,993
5.450%, 08/15/2034	11,775,000	10,412,279
Scripps Networks Interactive, Inc.
3.950%, 06/15/2025	15,505,000	15,516,861
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	100,000	104,000
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	26,481,000	27,871,253
Time Warner Cable, Inc.
8.250%, 04/01/2019	15,105,000	17,588,035
Time Warner, Inc.
3.600%, 07/15/2025	9,570,000	9,827,395
3.875%, 01/15/2026	22,920,000	24,047,229
6.500%, 11/15/2036	5,970,000	6,927,092
		426,971,133
Consumer staples - 2.2%
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	34,470,000	38,514,400
Beam Suntory, Inc.
1.750%, 06/15/2018	25,000,000	25,023,500
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	26,963,000	31,326,261
CVS Health Corp.
5.125%, 07/20/2045	17,015,000	19,716,676
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	18,065,000	18,234,630
5.200%, 07/15/2045 (S)	12,080,000	13,520,008
Pernod Ricard SA
5.750%, 04/07/2021 (S)	14,632,000	16,668,672
Reynolds American, Inc.
2.300%, 06/12/2018	11,505,000	11,736,274
Whole Foods Market, Inc.
5.200%, 12/03/2025 (S)	20,580,000	21,575,064
		196,315,485
Energy - 4.2%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	14,675,000	16,399,958
Boardwalk Pipelines LP
5.500%, 02/01/2017	5,820,000	5,819,965
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025 (S)	12,125,000	12,041,968
Continental Resources, Inc.
3.800%, 06/01/2024	2,545,000	2,040,785
5.000%, 09/15/2022	25,935,000	22,352,728
DCP Midstream LLC
9.750%, 03/15/2019 (S)	14,925,000	14,626,007
DCP Midstream Operating LP
2.500%, 12/01/2017	6,856,000	6,531,026
3.875%, 03/15/2023	6,220,000	5,200,791
Enbridge Energy Partners LP
4.375%, 10/15/2020	8,922,000	8,712,003
Energy Transfer Partners LP
2.500%, 06/15/2018	7,425,000	7,188,172
5.150%, 03/15/2045	12,840,000	9,983,652
9.700%, 03/15/2019	10,360,000	11,457,569
EnLink Midstream Partners LP
4.150%, 06/01/2025	6,725,000	5,207,120
Enterprise Products Operating LLC
6.500%, 01/31/2019	32,015,000	35,081,141
6.650%, 04/15/2018	6,845,000	7,406,954
Enterprise Products Operating LLC (8.375% to
08/01/2016, then 3 month LIBOR + 3.708%)
08/01/2066	16,460,000	13,168,000
Kerr-McGee Corp.
6.950%, 07/01/2024	12,690,000	13,436,654
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	6,675,000	6,980,168
Kinder Morgan, Inc.
5.550%, 06/01/2045	13,460,000	11,965,213
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	18,780,000	18,653,235

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
MPLX LP
4.000%, 02/15/2025	$5,585,000	$4,817,353
Northwest Pipeline LLC
6.050%, 06/15/2018	23,354,000	23,041,220
Occidental Petroleum Corp.
3.400%, 04/15/2026	10,330,000	10,410,564
ONEOK Partners LP
3.200%, 09/15/2018	10,580,000	10,242,646
Petroleos Mexicanos
4.875%, 01/24/2022	8,950,000	8,882,875
SESI LLC
7.125%, 12/15/2021	21,880,000	16,519,400
Shell International Finance BV
4.375%, 05/11/2045	26,885,000	27,002,219
Sunoco Logistics Partners Operations LP
4.400%, 04/01/2021	11,925,000	11,715,549
Williams Partners LP
4.875%, 05/15/2023 to 03/15/2024	34,730,000	30,272,061
		377,156,996
Financials - 17.1%
American Express Company
3.625%, 12/05/2024	10,435,000	10,513,273
American Tower Corp.
3.400%, 02/15/2019	12,115,000	12,431,565
4.700%, 03/15/2022	11,995,000	12,995,515
Aquarius & Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024	13,270,000	13,832,621
Ares Capital Corp.
3.875%, 01/15/2020	15,750,000	16,144,286
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024 (L)	18,655,000	19,808,532
AXA SA
8.600%, 12/15/2030	2,020,000	2,656,300
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	7,350,000	7,515,375
Bank of America Corp.
3.950%, 04/21/2025	5,180,000	5,159,135
4.200%, 08/26/2024	10,300,000	10,486,276
4.250%, 10/22/2026	10,320,000	10,494,377
4.450%, 03/03/2026	19,155,000	19,778,878
6.875%, 04/25/2018	19,066,000	20,937,385
Bank of Montreal
1.400%, 04/10/2018	24,025,000	24,023,462
Barclays Bank PLC
6.050%, 12/04/2017 (S)	18,450,000	19,530,690
10.179%, 06/12/2021 (S)	17,215,000	21,883,260
Barclays PLC
4.375%, 01/12/2026	11,935,000	11,712,054
BNP Paribas SA
2.375%, 09/14/2017	29,711,000	30,087,438
BPCE SA
4.500%, 03/15/2025 (S)	17,505,000	17,338,895
5.700%, 10/22/2023 (S)	15,445,000	16,359,545
Capital One Bank USA NA
1.300%, 06/05/2017	10,440,000	10,414,526
2.300%, 06/05/2019	24,797,000	24,717,005
Capital One Financial Corp.
2.450%, 04/24/2019	9,940,000	10,048,078
4.200%, 10/29/2025	14,865,000	15,057,561
Capital One NA
2.350%, 08/17/2018	12,840,000	12,907,872
Citigroup, Inc.
4.500%, 01/14/2022	19,730,000	21,610,565
4.600%, 03/09/2026	14,540,000	14,915,088
CNA Financial Corp.
7.250%, 11/15/2023	8,388,000	9,900,264
Credit Agricole SA
4.375%, 03/17/2025 (S)	14,955,000	14,644,086
Credit Agricole SA (8.125% to 09/19/2018,
then 5 Year U.S. Swap Rate + 6.283%)
09/19/2033 (S)	13,025,000	14,132,125
Crown Castle International Corp.
4.450%, 02/15/2026	11,865,000	12,328,305
Crown Castle Towers LLC
4.883%, 08/15/2040 (S)	25,984,000	27,829,932
6.113%, 01/15/2040 (S)	19,877,000	21,931,014
Discover Bank
2.600%, 11/13/2018	18,510,000	18,559,459
8.700%, 11/18/2019	16,975,000	19,776,520
Discover Financial Services
3.950%, 11/06/2024	13,890,000	13,732,835
5.200%, 04/27/2022	15,235,000	16,294,945
Doric Nimrod Air Alpha 2013-1 Class A Pass
Through Trust
5.250%, 05/30/2025 (S)	13,171,826	13,237,685
Doric Nimrod Air Alpha 2013-1 Class B Pass
Through Trust
6.125%, 11/30/2021 (S)	7,283,388	7,283,388
Doric Nimrod Air Finance Alpha, Ltd. 2012-1
Class A Pass Through Trust
5.125%, 11/30/2024 (S)	11,836,592	12,035,186
EPR Properties
4.500%, 04/01/2025	14,435,000	14,009,817
ERP Operating LP
3.375%, 06/01/2025	3,935,000	4,055,753
FS Investment Corp.
4.000%, 07/15/2019	16,320,000	16,361,322
HBOS PLC
6.750%, 05/21/2018 (S)	31,463,000	34,026,479
Highwoods Realty LP
5.850%, 03/15/2017	15,850,000	16,415,005
HSBC Holdings PLC (6.375% to 09/17/2024,
then 5 Year U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)	7,190,000	6,677,713
ING Bank NV
5.800%, 09/25/2023 (S)	18,415,000	20,073,547
Jefferies Group LLC
6.875%, 04/15/2021	15,325,000	17,260,869
8.500%, 07/15/2019	8,390,000	9,587,077
JPMorgan Chase & Co.
4.625%, 05/10/2021	24,630,000	27,319,892
JPMorgan Chase & Co. (6.750% to
02/01/2024, then 3 month LIBOR + 3.780%)
02/01/2024 (L)(Q)	25,790,000	28,317,420
Leucadia National Corp.
5.500%, 10/18/2023	19,450,000	18,285,665
Lloyds Banking Group PLC
4.650%, 03/24/2026	29,975,000	29,720,572
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (L)(S)	19,595,000	19,665,150

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	$23,610,000	$23,137,800
McGraw Hill Financial, Inc.
4.000%, 06/15/2025	18,130,000	18,898,168
4.400%, 02/15/2026	12,410,000	13,494,820
MetLife, Inc.
6.400%, 12/15/2066	13,020,000	13,449,660
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	12,950,000	13,354,895
Morgan Stanley
2.450%, 02/01/2019	8,955,000	9,087,937
4.300%, 01/27/2045	9,085,000	9,144,425
5.500%, 01/26/2020	15,440,000	17,213,176
7.300%, 05/13/2019	27,030,000	31,115,179
MUFG Union Bank NA
2.625%, 09/26/2018	21,780,000	22,171,909
Nippon Life Insurance Company (5.000% to
10/18/2022, then 3 month LIBOR + 4.240%)
10/18/2042 (S)	8,305,000	8,907,113
Nippon Life Insurance Company (5.100% to
10/16/2024, then 5 Year
U.S. ISDAFIX + 3.650%)
10/16/2044 (S)	13,980,000	14,923,650
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	10,235,000	9,941,174
4.950%, 04/01/2024	10,275,000	10,468,735
5.250%, 01/15/2026	6,280,000	6,401,549
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	8,108,000	9,059,895
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month LIBOR + 3.040%)
03/15/2044	9,390,000	9,051,303
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month LIBOR + 4.175%)
09/15/2042	19,670,000	20,555,150
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	19,624,000	23,546,838
Royal Bank of Scotland Group PLC
4.800%, 04/05/2026	10,755,000	10,790,599
Santander Holdings USA, Inc.
3.450%, 08/27/2018	11,565,000	11,763,166
Stifel Financial Corp.
4.250%, 07/18/2024	11,940,000	11,823,048
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	20,362,000	20,697,484
SunTrust Bank
7.250%, 03/15/2018	10,935,000	11,998,276
Swedbank AB
2.125%, 09/29/2017 (S)	12,320,000	12,425,127
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	21,405,000	27,559,537
The Goldman Sachs Group, Inc.
3.750%, 05/22/2025	11,570,000	11,847,576
4.750%, 10/21/2045	5,890,000	6,158,119
5.750%, 01/24/2022	6,724,000	7,761,453
6.250%, 09/01/2017	12,886,000	13,716,258
The Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	14,640,000	15,180,772
The Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.603%)
06/15/2068	18,325,000	19,561,938
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	12,182,000	11,496,763
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	7,640,000	8,355,486
Ventas Realty LP
3.500%, 02/01/2025	20,000,000	19,735,780
3.750%, 05/01/2024	6,510,000	6,507,305
VEREIT Operating Partnership LP
2.000%, 02/06/2017	22,865,000	22,636,350
4.600%, 02/06/2024	19,901,000	19,801,495
Wells Fargo & Company
4.650%, 11/04/2044	5,230,000	5,368,072
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month LIBOR + 3.990%)
06/15/2025 (Q)	18,700,000	19,967,860
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month LIBOR + 3.110%)
06/15/2024 (Q)	18,390,000	18,637,125
Wells Fargo & Company, Series K (7.980% to
03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018 (Q)	11,328,000	11,723,347
Wells Fargo Bank NA
5.850%, 02/01/2037	5,725,000	6,972,518
Welltower, Inc.
3.750%, 03/15/2023	5,975,000	5,970,363
4.000%, 06/01/2025	23,365,000	23,387,851
4.125%, 04/01/2019	11,080,000	11,627,097
		1,534,215,723
Health care - 2.0%
AbbVie, Inc.
3.600%, 05/14/2025	20,165,000	21,176,658
Actavis Funding SCS
3.800%, 03/15/2025	11,090,000	11,540,908
Aetna, Inc.
1.500%, 11/15/2017	29,910,000	29,973,379
Baxalta, Inc.
2.000%, 06/22/2018 (S)	8,780,000	8,710,462
Celgene Corp.
5.000%, 08/15/2045	19,660,000	21,265,082
Express Scripts Holding Company
4.500%, 02/25/2026	20,435,000	21,222,218
Medco Health Solutions, Inc.
7.125%, 03/15/2018	17,850,000	19,627,985
Medtronic, Inc.
4.625%, 03/15/2045	16,075,000	17,959,038
UnitedHealth Group, Inc.
1.450%, 07/17/2017	15,545,000	15,633,638
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025	16,160,000	16,334,916
		183,444,284
Industrials - 4.4%
Air Lease Corp.
3.375%, 01/15/2019	13,815,000	13,771,828
3.875%, 04/01/2021	8,055,000	8,185,894

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Air Lease Corp. (continued)
4.750%, 03/01/2020 (L)	$6,835,000	$7,139,158
5.625%, 04/01/2017	5,610,000	5,763,826
America West Airlines 2000-1 Pass
Through Trust
8.057%, 01/02/2022	1,469,045	1,615,949
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 01/15/2027	6,368,883	6,551,988
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 07/15/2024	13,173,661	14,094,763
American Airlines 2015-1 Class A Pass
Through Trust
3.375%, 11/01/2028	34,713,627	33,845,786
American Airlines 2016-1 Class AA Pass
Through Trust
3.575%, 07/15/2029	14,125,000	14,513,438
British Airways 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	24,637,559	25,869,437
British Airways 2013-1 Class B Pass
Through Trust
5.625%, 12/20/2021 (S)	6,947,747	7,051,963
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 07/02/2019	1,502,869	1,529,169
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 03/15/2019	653,003	672,789
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 08/02/2020	3,299,051	3,486,767
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 10/19/2023	12,740,963	14,078,764
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 07/02/2024	1,875,315	2,128,483
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 01/02/2020	1,894,867	2,027,507
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	5,883,254	6,280,374
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	8,603,000	8,129,835
General Electric Company
1.098%, 08/15/2036 (P)	9,945,000	8,215,763
General Electric Company (5.000% to
01/21/2021, then 3 month LIBOR + 3.330%)
01/21/2021 (Q)	14,448,000	14,881,440
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	9,460,000	10,311,400
Lockheed Martin Corp.
2.900%, 03/01/2025	13,522,000	13,740,407
4.700%, 05/15/2046	10,210,000	11,419,568
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 05/01/2021	948,112	1,061,886
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	13,620,000	5,686,350
7.500%, 04/25/2016 (Q)(S)	5,620,000	2,371,640
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	12,205,000	12,295,207
3.375%, 02/01/2022 (S)	23,555,000	23,398,713
Ryder System, Inc.
3.500%, 06/01/2017	16,272,000	16,575,636
Textron, Inc.
3.875%, 03/01/2025	6,855,000	6,912,171
4.000%, 03/15/2026	14,690,000	15,067,386
5.600%, 12/01/2017	7,729,000	8,121,857
7.250%, 10/01/2019	8,640,000	9,891,202
Trinity Industries, Inc.
4.550%, 10/01/2024	20,370,000	17,003,022
UAL 2009-2A Pass Through Trust
9.750%, 07/15/2018	3,941,264	4,139,037
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 03/03/2028	15,990,776	15,990,776
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	6,656,626	6,590,059
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	3,409,075	3,749,983
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 04/01/2026	10,185,922	11,382,767
		395,543,988
Information technology - 1.3%
eBay, Inc.
2.500%, 03/09/2018	8,435,000	8,572,811
3.800%, 03/09/2022	10,575,000	10,892,335
Electronic Arts, Inc.
4.800%, 03/01/2026	23,155,000	23,727,646
Fidelity National Information Services, Inc.
5.000%, 10/15/2025	12,000,000	12,963,900
Fiserv, Inc.
3.850%, 06/01/2025	23,315,000	24,579,559
Visa, Inc.
3.150%, 12/14/2025	17,295,000	18,062,189
4.300%, 12/14/2045	18,365,000	20,097,701
		118,896,141
Materials - 0.5%
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	17,090,000	17,389,075
Glencore Finance Canada, Ltd.
3.600%, 01/15/2017 (S)	20,580,000	20,597,884
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	9,460,000	10,140,921
		48,127,880
Telecommunication services - 1.8%
AT&T, Inc.
4.450%, 04/01/2024	19,175,000	20,715,194
4.750%, 05/15/2046	9,810,000	9,571,960
CC Holdings GS V LLC
3.849%, 04/15/2023	13,135,000	13,546,270
Qwest Corp.
6.750%, 12/01/2021	27,530,000	29,594,750
SBA Tower Trust
3.598%, 04/15/2043 (S)	10,620,000	10,610,377
Telecom Italia Capital SA
7.200%, 07/18/2036	8,275,000	8,440,500

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Verizon Communications, Inc.
4.400%, 11/01/2034	$10,050,000	$10,162,309
4.862%, 08/21/2046	29,080,000	30,674,456
5.012%, 08/21/2054	10,386,000	10,422,746
6.550%, 09/15/2043	9,921,000	13,049,657
		156,788,219
Utilities - 1.2%
Beaver Valley II Funding Corp.
9.000%, 06/01/2017 (L)	699,000	740,940
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	10,885,000	11,531,362
Commonwealth Edison Company
2.150%, 01/15/2019	9,930,000	10,049,855
Constellation Energy Group, Inc.
5.150%, 12/01/2020	11,220,000	12,442,206
Electricite de France SA
3.625%, 10/13/2025 (S)	9,045,000	9,231,481
Electricite de France SA (5.250% to
01/29/2023, then 10 Year U.S. Swap
Rate +3.709%)
01/29/2023 (Q)(S)	19,320,000	17,677,800
NextEra Energy Capital Holdings, Inc.
2.300%, 04/01/2019	7,740,000	7,786,301
2.400%, 09/15/2019	9,760,000	9,732,584
Oncor Electric Delivery Company LLC
2.950%, 04/01/2025	14,420,000	14,255,136
5.000%, 09/30/2017	5,900,000	6,159,830
PNPP II Funding Corp.
9.120%, 05/30/2016	41,000	41,256
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	8,285,000	9,103,144
W3A Funding Corp.
8.090%, 01/02/2017	53,263	53,209
		108,805,104
TOTAL CORPORATE BONDS (Cost $3,596,093,786)		$3,546,264,953

CAPITAL PREFERRED SECURITIES - 0.8%
Financials - 0.8%
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month LIBOR + 3.960%)
12/15/2067 (S)	3,265,000	3,754,750
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month LIBOR + 5.540%)
04/08/2068 (S)	10,535,000	14,288,094
State Street Capital Trust IV
1.634%, 06/01/2077 (P)	20,815,000	15,212,643
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	27,245,000	27,190,510
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month LIBOR + 2.285%)
05/09/2067 (S)	7,350,000	7,221,375
		67,667,372
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $70,279,434)		$67,667,372

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.4%
Commercial and residential - 0.2%
BBCMS Trust, Series 2015-SLP, Class C
2.436%, 02/15/2028 (P)(S)	8,055,000	7,747,966
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A2
2.954%, 12/15/2047	4,810,000	4,993,594
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D
3.007%, 11/15/2029 (P)(S)	2,149,168	2,106,448
U.S. Government Agency - 1.2%
Federal Home Loan Mortgage Corp.
Series 288, Class IO, 3.000%, 10/15/2027	1,864,760	191,959
Series 290, Class IO, 3.500%, 11/15/2032	2,306,685	368,189
Series 3833, Class LI IO,
1.703%, 10/15/2040	52,846,027	3,420,184
Series 4136, Class IH IO,
3.500%, 09/15/2027	1,472,542	161,688
Series K017, Class X1 IO,
1.414%, 12/25/2021	105,327,329	6,702,104
Series K018, Class X1 IO,
1.407%, 01/25/2022	114,024,038	7,470,524
Series K021, Class X1 IO,
1.490%, 06/25/2022	23,749,646	1,760,678
Series K022, Class X1 IO,
1.278%, 07/25/2022	341,078,621	22,161,379
Series K026, Class X1 IO,
1.039%, 11/25/2022	170,656,390	9,281,233
Series K038, Class X1 IO,
1.194%, 03/25/2024	250,337,566	18,555,496
Series K048, Class X1 IO,
0.256%, 06/25/2025	166,958,983	3,469,641
Series K707, Class X1 IO,
1.537%, 12/25/2018	119,987,385	4,244,494
Series K709, Class X1 IO,
1.525%, 03/25/2019	94,876,138	3,665,786
Series K710, Class X1 IO,
1.765%, 05/25/2019	128,128,759	5,908,248
Series K711, Class X1 IO,
1.698%, 07/25/2019	274,908,089	12,351,153
Federal National Mortgage Association,
Series 2012-137, Class WI IO
3.500%, 12/25/2032	1,374,000	203,787
Government National Mortgage Association
Series 2012-114, Class IO,
0.905%, 01/16/2053	48,653,017	3,379,560
Series 2013-6, Class AI IO,
3.500%, 08/20/2039	50,639,585	6,808,168
		110,104,271
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $125,769,353)		$124,952,279

ASSET BACKED SECURITIES - 14.8%
Ally Auto Receivables Trust
Series 2014-2, Class A4,
1.840%, 01/15/2020	27,360,000	27,585,545
Series 2015-1, Class A4,
1.750%, 05/15/2020	18,525,000	18,621,097
Ally Master Owner Trust
Series 2012-4, Class A, 1.720%, 07/15/2019	10,220,000	10,254,252
Series 2015-3, Class A, 1.630%, 05/15/2020	27,900,000	27,859,777
American Express Credit
Account Master Trust
Series 2014-3, Class A, 1.490%, 04/15/2020	27,810,000	27,971,145

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
American Express Credit Account
Master Trust (continued)
Series 2014-4, Class A, 1.430%, 06/15/2020	$28,685,000	$28,829,111
BA Credit Card Trust, Series 2015-A2,
Class A 1.360%, 09/15/2020	41,115,000	41,254,787
Bank of the West Auto Trust
Series 2014-1, Class A4,
1.650%, 03/16/2020 (S)	16,380,000	16,435,993
Series 2015-1, Class A4,
1.660%, 09/15/2020 (S)	22,825,000	22,757,532
Cabela’s Credit Card Master Note Trust
Series 2013-2A, Class A1,
2.170%, 08/16/2021 (S)	10,710,000	10,896,053
Series 2015-1A, Class A1,
2.260%, 03/15/2023	3,135,000	3,169,151
California Republic Auto Receivables Trust
Series 2014-4, Class A4,
1.840%, 06/15/2020	18,570,000	18,585,434
Series 2015-2, Class A4,
1.750%, 01/15/2021	22,285,000	22,185,462
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7,
5.750%, 07/15/2020	12,480,000	13,284,773
Series 2014-A5, Class A,
1.480%, 07/15/2020	45,700,000	45,945,016
Series 2015-A5, Class A5,
1.600%, 05/17/2021	25,240,000	25,417,894
CarMax Auto Owner Trust
Series 2015-2, Class A4,
1.800%, 03/15/2021	10,975,000	11,063,710
Series 2016-1, Class A4,
1.880%, 06/15/2021	10,260,000	10,322,018
Chase Issuance Trust
Series 2014-A6, Class A,
1.260%, 07/15/2019	20,599,000	20,649,461
Series 2014-A7, Class A,
1.380%, 11/15/2019	31,978,000	32,082,175
Series 2015, Class A2A,
1.590%, 02/18/2020	29,105,000	29,325,709
Series 2015-A5, Class A,
1.360%, 04/15/2020	47,755,000	47,886,279
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4,
1.760%, 12/16/2019 (S)	8,000,000	8,030,378
Series 2015-AA, Class A4,
1.550%, 02/18/2020 (S)	35,345,000	35,321,906
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8,
5.650%, 09/20/2019	17,115,000	18,207,221
Series 2014-A8, Class A8,
1.730%, 04/09/2020	34,765,000	35,107,925
CNH Equipment Trust, Series 2015-C,
Class A3 1.660%, 11/16/2020	31,405,000	31,491,587
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	33,021,450	32,294,978
Discover Card Execution Note Trust,
Series 2016-A1, Class A1
1.640%, 07/15/2021	50,115,000	50,491,304
Ford Credit Auto Owner Trust
Series 2015-A, Class A4,
1.640%, 06/15/2020	13,420,000	13,492,167
Series 2015-B, Class A4,
1.580%, 08/15/2020	13,810,000	13,875,091
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A, 1.490%, 09/15/2019	25,960,000	25,961,046
Series 2014-4, Class A1,
1.400%, 08/15/2019	35,760,000	35,741,838
Series 2015-1, Class A1,
1.420%, 01/15/2020	29,125,000	29,151,376
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4,
1.730%, 06/20/2019	7,740,000	7,761,824
Series 2015-2, Class A4,
1.850%, 07/22/2019	24,361,000	24,438,383
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1
1.650%, 05/15/2020 (S)	15,635,000	15,602,154
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4,
1.310%, 10/15/2020	42,515,000	42,593,700
Series 2015-1, Class A4,
1.320%, 11/16/2020	20,360,000	20,381,089
Series 2015-2, Class A4,
1.470%, 08/23/2021	20,085,000	20,122,647
Series 2015-3, Class A4,
1.560%, 10/18/2021	20,250,000	20,357,519
Huntington Auto Trust, Series 2015-1,
Class A4 1.640%, 06/15/2021	12,280,000	12,317,363
Hyundai Auto Receivables Trust,
Series 2015-A, Class A4
1.370%, 07/15/2020	19,100,000	19,138,897
John Deere Owner Trust
Series 2014-B, Class A4,
1.500%, 06/15/2021	20,870,000	20,937,878
Series 2015, Class AA4,
1.650%, 12/15/2021	10,555,000	10,609,804
MVW Owner Trust, Series 2014-1A, Class A
2.250%, 09/22/2031 (S)	5,066,777	4,980,270
Nissan Auto Receivables Owner Trust,
Series 2015-A, Class A4
1.500%, 09/15/2021	42,370,000	42,565,593
Nissan Master Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	29,325,000	29,354,049
Porsche Innovative Lease Owner Trust,
Series 2014-1, Class A4
1.260%, 09/21/2020 (S)	16,320,000	16,282,355
SunTrust Auto Receivables Trust,
Series 2015-1, Class A4
1.780%, 01/15/2021 (S)	22,805,000	22,899,714
Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A 2.040%, 03/15/2022	13,425,000	13,537,256
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4,
1.440%, 04/15/2020	13,395,000	13,446,300
Series 2015-B, Class A4,
1.740%, 09/15/2020	19,030,000	19,202,303
USAA Auto Owner Trust, Series 2015-1,
Class A4 1.540%, 11/16/2020	14,890,000	14,931,762
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	16,680,000	16,490,835
Wendys Funding LLC, Series 2015-1A,
Class A2I 3.371%, 06/15/2045 (S)	30,954,450	30,386,745
Westgate Resorts LLC, Series 2014-1A,
Class A 2.150%, 12/20/2026 (S)	4,009,425	3,939,260

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%, 09/15/2021	$26,825,000	$27,025,726
World Omni Automobile Lease
Securitization Trust, Series 2014-A,
Class A4 1.370%, 01/15/2020	15,410,000	15,415,671
TOTAL ASSET BACKED SECURITIES (Cost $1,325,851,497)		$1,326,268,288

PREFERRED SECURITIES - 0.1%
Financials - 0.1%
The PNC Financial Services Group, Inc.
(6.125% to 05/01/2022, then 3 month
LIBOR + 4.067%)
	391,400	11,397,568
TOTAL PREFERRED SECURITIES (Cost $9,785,000)		$11,397,568

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	3,957,804	39,602,978
TOTAL SECURITIES LENDING
COLLATERAL (Cost $39,600,996)		$39,602,978

SHORT-TERM INVESTMENTS - 0.7%
Repurchase agreement - 0.7%
Barclays Tri-Party Repurchase Agreement
dated 03/31/2016 at 0.300% to be
repurchased at $30,836,257 on 04/01/2016,
collateralized by $20,959,300 U.S. Treasury
Notes, 1.375% due 07/31/2018 (valued at
$21,268,795, including interest) and
$6,790,700 U.S. Treasury Inflation Indexed
Bonds, 2.375% due 01/15/2025 (valued at
$10,184,211, including interest)	$30,836,000	$30,836,000
Repurchase Agreement with State Street Corp.
dated 03/31/2016 at 0.030% to be
repurchased at $30,113,025 on 04/01/2016,
collateralized by $19,310,000 Federal Home
Loan Bank, 0.875% due 03/19/2018 (valued
at $19,340,896, including interest),
$11,180,000 Federal Home Loan
Mortgage Corp., 1.250% due 03/30/2018
(valued at $11,194,534, including interest)
and $185,000 U.S. Treasury Notes, 0.625%
due 04/30/2018 (valued at $184,538,
including interest)	30,113,000	30,113,000
		60,949,000
TOTAL SHORT-TERM INVESTMENTS (Cost $60,949,000)		$60,949,000
Total Investments (Bond Trust) (Cost $8,767,304,881) - 98.5%		$8,845,386,985
Other assets and liabilities, net - 1.5%		138,258,739
TOTAL NET ASSETS - 100.0%		$8,983,645,724

Capital Appreciation Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.8%
Consumer discretionary - 32.2%
Automobiles - 1.3%
Tesla Motors, Inc. (I)(L)	49,266	$11,319,847
Hotels, restaurants and leisure - 5.3%
Marriott International, Inc., Class A (L)	233,504	16,620,815
McDonald’s Corp.	104,834	13,175,537
Starbucks Corp.	293,583	17,526,905
		47,323,257
Internet and catalog retail - 9.2%
Amazon.com, Inc. (I)	75,017	44,533,092
JD.com, Inc., ADR (I)	156,532	4,148,098
Netflix, Inc. (I)	192,846	19,714,647
The Priceline Group, Inc. (I)	10,250	13,211,840
		81,607,677
Media - 3.0%
The Walt Disney Company	162,812	16,168,860
Time Warner, Inc.	141,788	10,286,719
		26,455,579
Specialty retail - 7.8%
Industria de Diseno Textil SA	605,544	20,297,583
L Brands, Inc.	64,507	5,664,360
O’Reilly Automotive, Inc. (I)	67,168	18,381,195
The Home Depot, Inc.	82,607	11,022,252
The TJX Companies, Inc.	177,936	13,941,286
		69,306,676
Textiles, apparel and luxury goods - 5.6%
Luxottica Group SpA	153,542	8,458,292
NIKE, Inc., Class B	433,365	26,638,947
Under Armour, Inc., Class A (I)(L)	171,510	14,549,193
		49,646,432
		285,659,468
Consumer staples - 4.8%
Beverages - 1.3%
Constellation Brands, Inc., Class A	17,472	2,639,844
Monster Beverage Corp. (I)	70,183	9,361,009
		12,000,853
Food and staples retailing - 3.5%
Costco Wholesale Corp.	101,982	16,070,324
The Kroger Company	389,620	14,902,965
		30,973,289
		42,974,142
Energy - 1.6%
Energy equipment and services - 0.5%
Schlumberger, Ltd.	60,161	4,436,874
Oil, gas and consumable fuels - 1.1%
Concho Resources, Inc. (I)	93,172	9,414,099
		13,850,973
Financials - 3.0%
Capital markets - 0.5%
Morgan Stanley	195,952	4,900,760
Diversified financial services - 1.2%
McGraw Hill Financial, Inc.	105,614	10,453,674
Real estate investment trusts - 1.3%
American Tower Corp.	112,357	11,501,986
		26,856,420

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care - 15.7%
Biotechnology - 6.4%
Alexion Pharmaceuticals, Inc. (I)	89,952	$12,523,117
Biogen, Inc. (I)	44,337	11,541,808
BioMarin Pharmaceutical, Inc. (I)	53,205	4,388,348
Celgene Corp. (I)	177,196	17,735,548
Regeneron Pharmaceuticals, Inc. (I)	29,641	10,683,802
		56,872,623
Health care equipment and supplies - 1.6%
Abbott Laboratories	338,669	14,166,524
Life sciences tools and services - 1.3%
Illumina, Inc. (I)	70,330	11,401,196
Pharmaceuticals - 6.4%
Allergan PLC (I)	45,088	12,084,937
Bristol-Myers Squibb Company	297,745	19,019,951
Novo Nordisk A/S, ADR	214,083	11,601,158
Shire PLC, ADR (L)	81,718	14,047,324
		56,753,370
		139,193,713
Industrials - 2.0%
Aerospace and defense - 1.5%
The Boeing Company	107,243	13,613,426
Industrial conglomerates - 0.5%
General Electric Company	138,770	4,411,498
		18,024,924
Information technology - 39.7%
Communications equipment - 0.8%
Palo Alto Networks, Inc. (I)	44,564	7,270,171
Internet software and services - 15.1%
Alibaba Group Holding, Ltd., ADR (I)(L)	172,463	13,629,751
Alphabet, Inc., Class A (I)	35,499	27,082,187
Alphabet, Inc., Class C (I)	37,171	27,690,536
Facebook, Inc., Class A (I)	388,838	44,366,416
Tencent Holdings, Ltd.	1,031,027	21,078,685
		133,847,575
IT services - 7.7%
FleetCor Technologies, Inc. (I)	71,674	10,661,508
MasterCard, Inc., Class A	285,012	26,933,634
Visa, Inc., Class A	402,790	30,805,379
		68,400,521
Semiconductors and semiconductor equipment - 1.2%
NVIDIA Corp.	59,014	2,102,669
NXP Semiconductors NV (I)	111,458	9,035,900
		11,138,569
Software - 10.3%
Adobe Systems, Inc. (I)	212,153	19,899,951
Atlassian Corp. PLC, Class A (I)(L)	13,351	335,778
Microsoft Corp.	371,742	20,531,311
Red Hat, Inc. (I)	191,077	14,237,147
salesforce.com, Inc. (I)	258,600	19,092,438
Splunk, Inc. (I)	150,971	7,387,011
Workday, Inc., Class A (I)(L)	130,660	10,039,914
		91,523,550
Technology hardware, storage and peripherals - 4.6%
Apple, Inc.	373,962	40,758,118
		352,938,504
Materials - 0.8%
Chemicals - 0.8%
Monsanto Company	78,687	$6,903,997
TOTAL COMMON STOCKS (Cost $655,557,143)		$886,402,141

SECURITIES LENDING COLLATERAL - 7.0%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	6,241,095	62,450,265
TOTAL SECURITIES LENDING
COLLATERAL (Cost $62,445,506)		$62,450,265

SHORT-TERM INVESTMENTS - 0.2%
Repurchase agreement - 0.2%
Repurchase Agreement with State Street Corp.
dated 03/31/2016 at 0.030% to be
repurchased at $1,523,001 on 04/01/2016,
collateralized by $1,410,000 U.S. Treasury
Bonds, 3.125% due 02/15/2043 (valued at
$1,557,063, including interest)	$1,523,000	$1,523,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,523,000)		$1,523,000
Total Investments (Capital Appreciation Trust)
(Cost $719,525,649) - 107.0%		$950,375,406
Other assets and liabilities, net - (7.0%)		(61,863,068)
TOTAL NET ASSETS - 100.0%		$888,512,338

Capital Appreciation Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 57.5%
Consumer discretionary - 6.2%
Auto components - 0.8%
Johnson Controls, Inc.	75,500	$2,942,235
Hotels, restaurants and leisure - 0.3%
Compass Group PLC	53,083	935,767
Hilton Worldwide Holdings, Inc.	4,900	110,348
		1,046,115
Internet and catalog retail - 1.1%
Amazon.com, Inc. (I)	7,000	4,155,480
Media - 1.2%
Comcast Corp., Class A	70,900	4,330,572
Specialty retail - 2.8%
AutoZone, Inc. (I)	9,000	7,170,210
Lowe’s Companies, Inc.	36,000	2,727,000
O’Reilly Automotive, Inc. (I)	1,400	383,124
		10,280,334
		22,754,736
Consumer staples - 3.5%
Beverages - 0.5%
PepsiCo, Inc.	12,600	1,291,248
SABMiller PLC	10,114	617,741
		1,908,989
Food and staples retailing - 0.7%
CVS Health Corp.	25,800	2,676,234

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products - 0.4%
Mondelez International, Inc., Class A	31,900	$1,279,828
Tobacco - 1.9%
Altria Group, Inc.	31,400	1,967,524
Philip Morris International, Inc.	50,100	4,915,311
		6,882,835
		12,747,886
Energy - 0.8%
Oil, gas and consumable fuels - 0.8%
Canadian Natural Resources, Ltd.	102,600	2,770,200
Financials - 11.6%
Capital markets - 3.3%
Affiliated Managers Group, Inc. (I)	18,500	3,004,400
BlackRock, Inc.	6,800	2,315,876
The Bank of New York Mellon Corp.	188,800	6,953,504
		12,273,780
Insurance - 6.4%
Marsh & McLennan Companies, Inc.	286,400	17,410,256
Willis Towers Watson PLC	52,893	6,276,283
		23,686,539
Real estate investment trusts - 1.9%
American Tower Corp.	33,200	3,398,684
Iron Mountain, Inc.	106,480	3,610,737
		7,009,421
		42,969,740
Health care - 15.2%
Biotechnology - 1.2%
Biogen, Inc. (I)	18,200	4,737,824
Health care equipment and supplies - 3.6%
Abbott Laboratories	167,200	6,993,976
Becton, Dickinson and Company	41,512	6,302,352
		13,296,328
Health care providers and services - 3.2%
Aetna, Inc.	47,500	5,336,625
Humana, Inc.	9,200	1,683,140
UnitedHealth Group, Inc.	36,800	4,743,520
		11,763,285
Life sciences tools and services - 3.9%
PerkinElmer, Inc.	75,900	3,754,014
Thermo Fisher Scientific, Inc.	74,900	10,605,091
		14,359,105
Pharmaceuticals - 3.3%
Allergan PLC (I)	3,300	884,499
Pfizer, Inc.	209,584	6,212,070
Zoetis, Inc.	113,791	5,044,355
		12,140,924
		56,297,466
Industrials - 9.2%
Aerospace and defense - 0.5%
The Boeing Company	14,900	1,891,406
Commercial services and supplies - 1.6%
Tyco International PLC	165,100	6,060,821
Electrical equipment - 0.6%
AMETEK, Inc.	27,800	1,389,444
Sensata Technologies Holding NV (I)	17,300	671,932
		2,061,376
Industrial conglomerates - 4.3%
Danaher Corp.	134,274	12,737,232
Roper Technologies, Inc.	17,900	3,271,583
		16,008,815
Machinery - 1.3%
IDEX Corp.	17,600	1,458,688
Pentair PLC	59,300	3,217,618
		4,676,306
Professional services - 0.9%
Capita PLC	98,181	1,465,802
IHS, Inc., Class A (I)	14,700	1,825,152
		3,290,954
		33,989,678
Information technology - 8.8%
Communications equipment - 0.3%
NetScout Systems, Inc. (I)	55,582	1,276,719
Internet software and services - 1.2%
Alphabet, Inc., Class A (I)	1,300	991,770
Alphabet, Inc., Class C (I)	4,513	3,361,959
		4,353,729
IT services - 3.4%
Fiserv, Inc. (I)	57,000	5,847,060
FleetCor Technologies, Inc. (I)	15,700	2,335,375
Visa, Inc., Class A	55,200	4,221,696
		12,404,131
Semiconductors and semiconductor equipment - 0.2%
Texas Instruments, Inc.	15,300	878,526
Software - 2.3%
Microsoft Corp.	131,800	7,279,314
SS&C Technologies Holdings, Inc.	18,200	1,154,244
		8,433,558
Technology hardware, storage and peripherals - 1.4%
Apple, Inc.	48,500	5,286,015
		32,632,678
Telecommunication services - 0.4%
Diversified telecommunication services - 0.4%
SBA Communications Corp., Class A (I)	16,400	1,642,788
Utilities - 1.8%
Electric utilities - 0.1%
Xcel Energy, Inc.	8,500	355,470
Multi-utilities - 1.7%
PG&E Corp.	104,500	6,240,740
		6,596,210
TOTAL COMMON STOCKS (Cost $186,651,036)		$212,401,382
PREFERRED SECURITIES - 2.3%
Financials - 1.2%
Banks - 0.6%
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	15,000	394,650
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	14,000	411,880

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Banks (continued)
Wells Fargo & Company, Series L, 7.500%	1,000	$1,205,010
		2,011,540
Capital markets - 0.1%
State Street Corp., 6.000%	10,000	265,600
The Charles Schwab Corp., 5.950% (I)	1,000	26,050
		291,650
Real estate investment trusts - 0.5%
American Tower Corp., 5.500%	19,173	1,977,695
		4,280,885
Health care - 0.5%
Pharmaceuticals - 0.5%
Allergan PLC, 5.500%	1,796	1,650,775
Telecommunication services - 0.1%
Wireless telecommunication services - 0.1%
T-Mobile US, Inc., 5.500%	8,148	539,398
Utilities - 0.5%
Electric utilities - 0.5%
SCE Trust I, 5.625%	20,000	510,200
SCE Trust II, 5.100%	1,920	48,614
SCE Trust III (5.750% to 03/15/2024, then
3 month LIBOR + 2.990%)	20,615	554,131
SCE Trust IV (5.375 to 09/15/2025, then
3 month LIBOR + 3.132%)	30,000	780,900
		1,893,845
		1,893,845
TOTAL PREFERRED SECURITIES (Cost $8,175,477)		$8,364,903

CORPORATE BONDS - 17.9%
Consumer discretionary - 3.2%
Amazon.com, Inc.
2.600%, 12/05/2019	$465,000	$483,919
American Honda Finance Corp.
0.950%, 05/05/2017	250,000	250,067
AutoZone, Inc.
2.500%, 04/15/2021	155,000	155,503
CCO Holdings LLC
7.375%, 06/01/2020	375,000	390,234
CCO Safari II LLC
3.579%, 07/23/2020 (S)	150,000	153,335
Cedar Fair LP
5.250%, 03/15/2021	400,000	414,500
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (S)	400,000	396,000
DISH DBS Corp.
4.625%, 07/15/2017	325,000	331,500
Ford Motor Credit Company LLC
1.154%, 09/08/2017 (P)	525,000	518,377
1.206%, 12/06/2017 (P)	825,000	812,227
1.461%, 03/27/2017	1,395,000	1,393,154
1.724%, 12/06/2017	275,000	272,995
1.870%, 05/09/2016 (P)	410,000	410,311
2.145%, 01/09/2018	360,000	359,612
2.375%, 03/12/2019	375,000	377,311
2.597%, 11/04/2019	500,000	502,321
4.250%, 02/03/2017	200,000	204,462
6.625%, 08/15/2017	200,000	212,153
Hanesbrands, Inc.
6.375%, 12/15/2020	75,000	77,625
L Brands, Inc.
6.625%, 04/01/2021	450,000	506,205
6.900%, 07/15/2017	550,000	582,313
7.000%, 05/01/2020	125,000	143,086
8.500%, 06/15/2019	175,000	204,768
Levi Strauss & Company
6.875%, 05/01/2022	325,000	351,000
McDonald’s Corp.
2.100%, 12/07/2018	45,000	45,921
Six Flags Entertainment Corp.
5.250%, 01/15/2021 (S)	275,000	282,563
Time Warner Cable, Inc.
5.850%, 05/01/2017	259,000	269,995
Unitymedia GmbH
6.125%, 01/15/2025 (S)	200,000	208,125
Unitymedia Hessen GmbH & Company KG
5.500%, 01/15/2023 (S)	500,000	512,500
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (S)	200,000	200,000
5.375%, 04/15/2021 (S)	720,000	750,600
		11,772,682
Consumer staples - 1.0%
Anheuser-Busch InBev Finance, Inc.
1.879%, 02/01/2021 (P)	360,000	367,265
1.900%, 02/01/2019	300,000	304,340
2.650%, 02/01/2021	155,000	159,346
B&G Foods, Inc.
4.625%, 06/01/2021	200,000	203,000
Beverage Packaging Holdings
Luxembourg II SA
5.625%, 12/15/2016 (S)	125,000	124,609
PepsiCo, Inc.
1.250%, 04/30/2018	125,000	125,968
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	200,000	205,250
6.875%, 02/15/2021	150,000	155,250
Rite Aid Corp.
6.750%, 06/15/2021	1,200,000	1,267,500
9.250%, 03/15/2020	600,000	630,750
The Kroger Company
2.000%, 01/15/2019	105,000	106,487
		3,649,765
Energy - 4.4%
Canadian Natural Resources, Ltd.
1.750%, 01/15/2018	185,000	180,414
Chevron Corp.
1.365%, 03/02/2018	390,000	391,434
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	1,725,000	1,691,938
6.500%, 01/15/2022	725,000	723,188
7.000%, 01/15/2021	1,325,000	1,338,250
Diamondback Energy, Inc.
7.625%, 10/01/2021	325,000	334,750
EQT Corp.
4.875%, 11/15/2021	1,570,000	1,503,189
6.500%, 04/01/2018	315,000	323,246
8.125%, 06/01/2019	483,000	520,575
Matador Resources Company
6.875%, 04/15/2023	200,000	190,500
MPLX LP
4.500%, 07/15/2023 (S)	2,425,000	2,226,097

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
MPLX LP (continued)
4.875%, 12/01/2024 (S)	$200,000	$184,474
5.500%, 02/15/2023 (S)	1,075,000	1,040,932
ONEOK Partners LP
2.000%, 10/01/2017	140,000	135,596
Range Resources Corp.
4.875%, 05/15/2025 (S)	425,000	371,875
5.000%, 08/15/2022 to 03/15/2023	2,525,000	2,161,688
5.750%, 06/01/2021	660,000	582,450
Shell International Finance BV
1.071%, 05/11/2020 (P)	810,000	786,506
Targa Resources Partners LP
4.125%, 11/15/2019	150,000	141,657
4.250%, 11/15/2023	525,000	462,000
5.250%, 05/01/2023	750,000	693,750
6.875%, 02/01/2021	350,000	343,000
		16,327,509
Financials - 1.9%
American Tower Corp.
3.300%, 02/15/2021	320,000	325,620
CBRE Services, Inc.
5.000%, 03/15/2023	75,000	77,261
Crown Castle International Corp.
4.875%, 04/15/2022	950,000	1,016,690
5.250%, 01/15/2023	1,475,000	1,585,625
HUB International, Ltd.
7.875%, 10/01/2021 (S)	400,000	394,000
9.250%, 02/15/2021 (S)	50,000	51,875
Iron Mountain, Inc.
6.000%, 10/01/2020 (S)	550,000	580,800
JPMorgan Chase & Co. (5.300% to
05/01/2020, then 3 month
LIBOR + 3.800%)
05/01/2020 (Q)	970,000	972,425
KFW
0.500%, 04/19/2016	832,000	832,025
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	140,000	141,102
3.300%, 03/14/2023	65,000	66,231
National Rural Utilities Cooperative Finance Corp.
0.950%, 04/24/2017	120,000	119,988
State Street Corp. (5.250% to 09/15/2020,
then 3 month LIBOR + 3.597%)
09/15/2020 (Q)	435,000	440,481
The Bank of New York Mellon Corp.
(4.950% to 06/20/2020, then 3 month
LIBOR + 3.420%)
06/20/2020 (Q)	450,000	449,438
		7,053,561
Health care - 1.6%
Becton, Dickinson and Company
1.800%, 12/15/2017	315,000	316,351
2.675%, 12/15/2019	305,000	312,745
DaVita HealthCare Partners, Inc.
5.750%, 08/15/2022	1,800,000	1,878,750
Eli Lilly & Company
1.250%, 03/01/2018	310,000	312,291
Fresenius Medical
Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	400,000	436,375
5.875%, 01/31/2022 (S)	350,000	384,475
HCA, Inc.
6.500%, 02/15/2020	700,000	768,250
8.000%, 10/01/2018	375,000	420,000
Johnson & Johnson
1.125%, 11/21/2017	170,000	170,977
Medtronic, Inc.
1.500%, 03/15/2018	290,000	292,531
2.500%, 03/15/2020	275,000	284,679
UnitedHealth Group, Inc.
1.400%, 12/15/2017	230,000	231,231
WellCare Health Plans, Inc.
5.750%, 11/15/2020	200,000	207,000
		6,015,655
Industrials - 1.2%
Case New Holland Industrial, Inc.
7.875%, 12/01/2017	25,000	26,875
Caterpillar Financial Services Corp.
1.250%, 11/06/2017	250,000	250,721
2.250%, 12/01/2019	225,000	230,482
CNH Industrial Capital LLC
3.250%, 02/01/2017	400,000	399,000
3.625%, 04/15/2018	680,000	680,000
6.250%, 11/01/2016	650,000	663,000
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 01/08/2018	205,047	209,455
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 05/10/2021	126,091	142,168
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	219,238	226,364
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 06/17/2021	113,264	127,139
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	89,821	95,884
International Lease Finance Corp.
2.584%, 06/15/2016 (P)	265,000	265,247
Trinity Acquisition PLC
4.400%, 03/15/2026	270,000	274,031
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	180,919	199,011
US Airways 2010-1 Class B Pass
Through Trust
8.500%, 10/22/2018	36,579	38,225
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 12/03/2026	20,729	21,960
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 12/03/2022	65,449	68,026
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 05/15/2027	226,155	232,487
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2023	70,176	72,326
Xylem, Inc.
3.550%, 09/20/2016	275,000	275,251

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Xylem, Inc. (continued)
4.875%, 10/01/2021		$60,000	$64,688
			4,562,340
Information technology - 1.4%
Amphenol Corp.
1.550%, 09/15/2017		130,000	129,783
Fiserv, Inc.
2.700%, 06/01/2020		330,000	335,764
Harris Corp.
1.999%, 04/27/2018		130,000	129,780
NXP BV
3.500%, 09/15/2016 (S)		200,000	200,500
3.750%, 06/01/2018 (S)		1,825,000	1,847,813
5.750%, 02/15/2021 (S)		925,000	968,938
SS&C Technologies Holdings, Inc.
5.875%, 07/15/2023 (S)		475,000	493,258
Visa, Inc.
1.200%, 12/14/2017		1,060,000	1,066,336
			5,172,172
Materials - 0.2%
Cytec Industries, Inc.
3.950%, 05/01/2025		545,000	528,730
Ecolab, Inc.
2.000%, 01/14/2019		205,000	206,860
			735,590
Telecommunication services - 2.7%
SBA Communications Corp.
4.875%, 07/15/2022		275,000	278,438
5.625%, 10/01/2019		575,000	600,156
SBA Telecommunications, Inc.
5.750%, 07/15/2020		1,000,000	1,032,500
T-Mobile USA, Inc.
6.542%, 04/28/2020		1,424,000	1,470,280
6.625%, 11/15/2020		550,000	567,875
Telesat Canada
6.000%, 05/15/2017 (S)		225,000	225,000
UPC Holding BV
6.375%, 09/15/2022 (S)	EUR	300,000	364,431
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		$2,385,000	2,522,138
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		2,610,000	2,760,075
			9,820,893
Utilities - 0.3%
AmeriGas Finance LLC
6.750%, 05/20/2020		25,000	25,625
7.000%, 05/20/2022		125,000	128,125
AmeriGas Partners LP
6.250%, 08/20/2019		25,000	25,563
Berkshire Hathaway Energy Company
2.400%, 02/01/2020		260,000	265,013
CMS Energy Corp.
6.550%, 07/17/2017		170,000	180,454
8.750%, 06/15/2019		80,000	96,712
Southern California Gas Company
3.200%, 06/15/2025		250,000	261,526
Suburban Propane Partners LP
7.375%, 08/01/2021		125,000	127,188
Virginia Electric & Power Company
3.150%, 01/15/2026		125,000	129,007
			1,239,213
TOTAL CORPORATE BONDS (Cost $67,029,203)			$66,349,380

TERM LOANS (M) - 4.2%
Consumer discretionary - 0.4%
Cequel Communications LLC
3.813%, 02/14/2019		453,041	448,982
Charter Communications Operating LLC
3.000%, 07/01/2020		316,063	314,630
3.000%, 01/04/2021		282,365	280,909
Hilton Worldwide Finance LLC
3.500%, 10/26/2020		555,921	555,713
Kasima LLC
3.250%, 05/17/2021		48,529	48,014
Peninsula Gaming LLC
4.250%, 11/20/2017		796	794
			1,649,042
Consumer staples - 0.6%
Charger OpCo BV
4.250%, 07/02/2022		729,455	729,455
DE Master Blenders 1753 NV
4.250%, 07/02/2022	EUR	145,356	165,423
Pinnacle Foods Finance LLC
3.000%, 04/29/2020		$1,137,565	1,135,607
			2,030,485
Financials - 0.1%
HUB International, Ltd.
4.000%, 10/02/2020		224,427	218,087
USI, Inc. TBD 12/27/2019 (T)		300,000	295,125
			513,212
Health care - 0.3%
DaVita HealthCare Partners, Inc.
3.500%, 06/24/2021		1,236,473	1,237,633
Information technology - 0.7%
First Data Corp.
3.932%, 03/24/2018		605,462	603,764
3.932%, 09/24/2018		450,000	448,500
Kronos, Inc.
4.500%, 10/30/2019		589,617	584,753
9.750%, 04/30/2020		650,000	645,125
NXP Funding LLC
3.750%, 12/07/2020		199,500	199,905
			2,482,047
Telecommunication services - 2.1%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019		4,845,968	4,515,836
Telesat Canada
3.000%, 03/28/2017	CAD	106,875	81,879
3.500%, 03/28/2019		$686,655	682,364
3.881%, 03/26/2019	CAD	486,250	372,058
UPC Financing Partnership
3.344%, 06/30/2021		2,000,000	1,977,916
			7,630,053
TOTAL TERM LOANS (Cost $16,080,137)			$15,542,472

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.1%
DB Master Finance LLC, Series 2015-1A,
Class A2I
3.262%, 02/20/2045 (S)	$222,750	$219,309
Wendys Funding LLC, Series 2015-1A,
Class A2I
3.371%, 06/15/2045 (S)	268,650	263,723
TOTAL ASSET BACKED SECURITIES (Cost $491,400)		$483,032

SHORT-TERM INVESTMENTS - 15.9%
Money market funds - 15.8%
T. Rowe Price Reserve Investment
Fund, 0.3310% (Y)	58,405,567	$58,405,567
Repurchase agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 03/31/2016 at 0.030%
to be repurchased at $360,000 on
04/01/2016, collateralized by $370,000
U.S. Treasury Notes, 0.625% due
04/30/2018 (valued at $369,075,
including interest)	$360,000	$360,000
TOTAL SHORT-TERM INVESTMENTS (Cost $58,765,567)		$58,765,567
Total Investments (Capital Appreciation Value Trust)
(Cost $337,192,820) - 97.9%		$361,906,736
Other assets and liabilities, net - 2.1%		7,800,560
TOTAL NET ASSETS - 100.0%		$369,707,296

Core Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 57.5%
U.S. Government - 25.8%
U.S. Treasury, Bond 3.000%, 11/15/2045	$14,950,000	$16,145,417
U.S. Treasury Bonds
2.500%, 02/15/2045 to 02/15/2046	4,300,000	4,193,327
2.875%, 08/15/2045	17,213,000	18,111,312
3.000%, 11/15/2044	2,481,000	2,677,833
U.S. Treasury Notes
0.750%, 01/31/2018 to 02/15/2019	85,736,000	85,607,177
0.875%, 11/30/2017 to 03/31/2018	33,081,000	33,166,769
1.000%, 03/15/2019 (C)	50,712,000	50,920,021
1.125%, 02/28/2021	5,268,000	5,248,861
1.250%, 03/31/2021 (C)	34,182,000	34,243,422
1.375%, 01/31/2021	28,655,000	28,871,030
1.500%, 02/28/2023	12,245,000	12,214,865
1.625%, 02/15/2026	18,155,000	17,900,412
2.000%, 11/30/2020 to 02/28/2021	10,819,000	11,214,488
2.250%, 03/31/2021	10,416,000	10,924,999
2.625%, 11/15/2020	1,867,000	1,986,458
		333,426,391
U.S. Government Agency - 31.7%
Federal Home Loan Mortgage Corp.
2.627%, 12/01/2042 (P)	1,572,975	1,627,324
2.753%, 08/01/2044 (P)	2,447,391	2,532,284
2.894%, 01/01/2044 (P)	1,207,507	1,257,587
3.090%, 02/01/2045	1,091,195	1,141,883
3.500%, TBA (C)	13,900,000	14,528,598
3.500%, 11/01/2029 to 04/01/2046	41,324,832	43,777,850
4.000%, TBA (C)	12,600,000	13,402,592
4.000%, 10/01/2029 to 04/01/2046	22,345,182	24,179,167
4.500%, 08/01/2020 to 06/01/2042	6,710,095	7,060,126
5.000%, 10/01/2043 to 04/05/2046	1,710,365	1,879,490
Federal National Mortgage Association
1.436%, 10/09/2019 (Z)	4,005,000	3,805,964
2.727%, 01/01/2045 (P)	74,370	76,973
2.738%, 02/01/2045 (P)	1,674,023	1,732,746
2.742%, 01/01/2045 (P)	1,892,947	1,960,545
2.791%, 11/01/2042 (P)	2,167,503	2,249,142
2.822%, 05/01/2043 (P)	630,223	660,201
3.000%, TBA (C)	8,000,000	8,207,010
3.000%, 11/01/2042 to 08/01/2043	19,571,483	20,212,495
3.186%, 10/01/2043 (P)	276,786	288,591
3.500%, TBA (C)	4,300,000	4,511,963
3.500%, 12/01/2029 to 03/01/2046	61,269,424	64,784,505
4.000%, TBA (C)	7,300,000	7,801,912
4.000%, 03/01/2029 to 03/01/2046	50,571,831	54,511,956
4.373%, 04/01/2040 (P)	989,499	1,051,343
4.500%, 01/01/2020 to 02/01/2046	14,224,117	15,516,326
5.000%, 06/01/2045	373,600	418,373
Government National Mortgage Association
2.500%, 05/20/2045 to 10/20/2045 (P)	9,141,508	9,377,858
3.000%, TBA (C)	34,600,000	35,781,593
3.500%, TBA (C)	21,800,000	22,997,566
4.000%, 10/15/2041 to 03/20/2046	25,583,831	27,501,212
4.500%, 04/15/2045 to 02/20/2046	8,497,023	9,311,126
5.000%, 11/20/2045	249,276	274,312
Tennessee Valley Authority
2.875%, 09/15/2024	4,045,000	4,255,279
4.250%, 09/15/2065	1,933,000	2,038,923
		410,714,815
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $739,382,323)		$744,141,206

FOREIGN GOVERNMENT
OBLIGATIONS - 1.7%
Canada - 0.2%
Province of Ontario
1.625%, 01/18/2019	2,160,000	2,173,340
		2,173,340
Israel - 0.1%
Government of Israel
2.875%, 03/16/2026	740,000	739,970
4.500%, 01/30/2043	765,000	810,365
		1,550,335
Japan - 0.2%
Japan Bank for International Cooperation
1.750%, 05/28/2020	2,365,000	2,367,356
2.125%, 02/10/2025	342,000	337,290
		2,704,646
Jordan - 0.2%
Hashemite Kingdom of Jordan
2.578%, 06/30/2022	2,373,000	2,484,507
Mexico - 0.4%
Government of Mexico
4.125%, 01/21/2026	2,965,000	3,108,803

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
5.750%, 10/12/2110	$1,617,000	$1,637,213
		4,746,016
Paraguay - 0.1%
Republic of Paraguay
5.000%, 04/15/2026 (S)	1,140,000	1,145,700
6.100%, 08/11/2044 (S)	451,000	459,456
		1,605,156
Poland - 0.1%
Republic of Poland
3.250%, 04/06/2026	1,270,000	1,268,349
		1,268,349
Slovenia - 0.4%
Republic of Slovenia
5.250%, 02/18/2024 (S)	2,962,000	3,317,440
5.500%, 10/26/2022 (S)	1,050,000	1,187,619
5.850%, 05/10/2023 (S)	778,000	896,995
		5,402,054
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $21,621,080)		$21,934,403

CORPORATE BONDS - 24.2%
Consumer discretionary - 2.3%
21st Century Fox America, Inc.
4.950%, 10/15/2045	570,000	609,579
CCO Safari II LLC
4.908%, 07/23/2025 (S)	1,600,000	1,688,331
6.484%, 10/23/2045 (S)	903,000	1,005,042
Cox Communications, Inc.
4.800%, 02/01/2035 (S)	501,000	438,320
Discovery Communications LLC
4.900%, 03/11/2026	915,000	943,799
General Motors Company
5.000%, 04/01/2035	738,000	696,687
6.600%, 04/01/2036	570,000	627,350
6.750%, 04/01/2046	285,000	324,059
General Motors Financial Company, Inc.
3.100%, 01/15/2019	675,000	686,576
3.450%, 04/10/2022	1,335,000	1,311,492
4.200%, 03/01/2021	1,545,000	1,596,479
5.250%, 03/01/2026	1,235,000	1,296,036
Grupo Televisa SAB
5.000%, 05/13/2045	564,000	514,643
6.125%, 01/31/2046	640,000	678,400
McDonald’s Corp.
2.750%, 12/09/2020	665,000	689,053
3.700%, 01/30/2026	255,000	270,290
4.875%, 12/09/2045	1,505,000	1,644,641
Newell Rubbermaid, Inc.
4.200%, 04/01/2026	1,168,000	1,221,611
5.500%, 04/01/2046	991,000	1,072,861
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	705,000	706,539
3.500%, 06/15/2022	650,000	650,996
3.900%, 11/15/2024	1,029,000	1,039,223
3.950%, 06/15/2025	560,000	560,428
Sky PLC 3.750%, 09/16/2024 (S)	1,499,000	1,547,607
The Home Depot, Inc.
2.000%, 04/01/2021	2,020,000	2,041,953
3.000%, 04/01/2026	790,000	829,271
Time Warner Cable, Inc. 6.550%, 05/01/2037	420,000	461,082
Time Warner, Inc. 4.850%, 07/15/2045	256,000	260,495
Viacom, Inc.
4.850%, 12/15/2034	780,000	692,456
5.250%, 04/01/2044	374,000	336,470
Volkswagen Group of America Finance LLC
2.400%, 05/22/2020 (S)	823,000	806,586
Volkswagen International Finance NV
1.125%, 11/18/2016 (S)	3,288,000	3,273,970
		30,522,325
Consumer staples - 1.9%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	1,340,000	1,359,384
2.650%, 02/01/2021	2,393,000	2,460,095
3.650%, 02/01/2026	5,791,000	6,090,099
4.900%, 02/01/2046	2,073,000	2,316,227
CVS Health Corp. 5.125%, 07/20/2045	260,000	301,283
Kraft Heinz Foods Company
2.800%, 07/02/2020 (S)	2,130,000	2,182,398
5.200%, 07/15/2045 (S)	1,225,000	1,371,027
Philip Morris International, Inc.
1.375%, 02/25/2019	850,000	852,870
1.875%, 02/25/2021	282,000	283,556
Reynolds American, Inc.
5.700%, 08/15/2035	1,005,000	1,175,572
5.850%, 08/15/2045	650,000	790,069
Walgreens Boots Alliance, Inc.
4.800%, 11/18/2044	980,000	974,215
Wm. Wrigley Jr. Company
2.000%, 10/20/2017 (S)	604,000	607,472
2.400%, 10/21/2018 (S)	844,000	852,554
2.900%, 10/21/2019 (S)	1,238,000	1,271,832
3.375%, 10/21/2020 (S)	1,870,000	1,948,129
		24,836,782
Energy - 2.9%
Anadarko Petroleum Corp.
4.850%, 03/15/2021	965,000	982,881
5.550%, 03/15/2026	1,300,000	1,314,386
6.600%, 03/15/2046	750,000	765,869
Apache Corp. 4.250%, 01/15/2044	700,000	597,958
Canadian Oil Sands, Ltd.
6.000%, 04/01/2042 (S)	560,000	437,417
Chevron Corp.
1.365%, 03/02/2018	2,170,000	2,177,979
2.411%, 03/03/2022	1,785,000	1,814,813
Energy Transfer Partners LP
2.500%, 06/15/2018	1,270,000	1,229,492
4.150%, 10/01/2020	655,000	635,194
4.750%, 01/15/2026	605,000	554,924
6.125%, 12/15/2045	170,000	152,621
Exxon Mobil Corp.
1.708%, 03/01/2019	2,340,000	2,368,946
2.222%, 03/01/2021	1,820,000	1,851,806
3.043%, 03/01/2026	1,831,000	1,874,843
4.114%, 03/01/2046	1,690,000	1,792,470
Gulfstream Natural Gas System LLC
5.950%, 10/15/2045 (S)	790,000	777,952
Halliburton Company
3.800%, 11/15/2025	790,000	790,476
5.000%, 11/15/2045	540,000	529,554
Kerr-McGee Corp. 6.950%, 07/01/2024	106,000	112,237
Kinder Morgan, Inc. 5.300%, 12/01/2034	836,000	722,885

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Magellan Midstream Partners LP
5.000%, 03/01/2026	$435,000	$470,628
Marathon Oil Corp. 5.200%, 06/01/2045	410,000	286,365
Marathon Petroleum Corp.
5.000%, 09/15/2054	135,000	105,692
5.850%, 12/15/2045	505,000	454,437
Occidental Petroleum Corp.
3.400%, 04/15/2026	570,000	574,445
4.400%, 04/15/2046	860,000	863,468
ONEOK Partners LP 2.000%, 10/01/2017	1,257,000	1,217,455
Petroleos Mexicanos
2.378%, 04/15/2025	1,306,250	1,336,358
2.460%, 12/15/2025	3,241,000	3,325,635
5.625%, 01/23/2046	938,000	788,295
6.875%, 08/04/2026 (S)	830,000	898,475
Pioneer Natural Resources Company
3.450%, 01/15/2021	1,070,000	1,064,818
Plains All American Pipeline LP
4.650%, 10/15/2025 (L)	280,000	259,052
TC PipeLines LP 4.650%, 06/15/2021	303,000	293,406
Transcontinental Gas Pipe Line Company LLC
7.850%, 02/01/2026 (S)	1,115,000	1,287,298
Valero Energy Corp. 4.900%, 03/15/2045	715,000	638,580
Western Gas Partners LP
3.950%, 06/01/2025	820,000	702,852
5.375%, 06/01/2021	431,000	417,230
5.450%, 04/01/2044	270,000	214,557
Williams Partners LP 4.000%, 09/15/2025	523,000	421,035
		37,104,784
Financials - 8.8%
ACE INA Holdings, Inc.
3.350%, 05/03/2026	1,555,000	1,623,115
4.350%, 11/03/2045	940,000	1,024,737
AIA Group, Ltd.
3.200%, 03/11/2025 (S)	690,000	694,553
4.500%, 03/16/2046 (S)	1,120,000	1,132,665
American International Group, Inc.
3.750%, 07/10/2025	789,000	788,407
3.900%, 04/01/2026	1,270,000	1,274,737
4.375%, 01/15/2055	445,000	389,264
4.800%, 07/10/2045	155,000	152,864
American Tower Corp.
2.800%, 06/01/2020	810,000	814,428
3.300%, 02/15/2021	815,000	829,315
3.450%, 09/15/2021	1,447,000	1,480,342
3.500%, 01/31/2023	1,420,000	1,433,876
Bank of America Corp.
2.625%, 10/19/2020	1,080,000	1,087,982
3.875%, 08/01/2025	1,526,000	1,587,681
4.450%, 03/03/2026	3,073,000	3,173,088
6.000%, 09/01/2017	1,870,000	1,976,472
Berkshire Hathaway, Inc.
3.125%, 03/15/2026	2,655,000	2,728,958
Capital One Financial Corp.
4.200%, 10/29/2025	1,205,000	1,220,610
Citigroup, Inc.
1.550%, 08/14/2017	2,653,000	2,652,708
1.800%, 02/05/2018	1,590,000	1,589,326
4.450%, 09/29/2027	2,840,000	2,859,181
4.600%, 03/09/2026	1,535,000	1,574,598
4.650%, 07/30/2045	870,000	911,362
Credit Suisse Group Funding Guernsey, Ltd.
3.125%, 12/10/2020 (S)	2,065,000	2,054,483
DDR Corp.
3.375%, 05/15/2023	1,479,000	1,436,621
4.625%, 07/15/2022	1,783,000	1,892,132
GE Capital International Funding Company
4.418%, 11/15/2035 (S)	1,663,000	1,799,838
HSBC Holdings PLC
3.400%, 03/08/2021	2,035,000	2,076,994
4.300%, 03/08/2026	1,110,000	1,144,699
Huntington Bancshares, Inc.
3.150%, 03/14/2021	1,020,000	1,035,127
ING Bank NV
2.750%, 03/22/2021 (S)	1,320,000	1,340,333
Intesa Sanpaolo SpA
5.710%, 01/15/2026 (S)	340,000	330,804
JPMorgan Chase & Co.
2.550%, 03/01/2021	5,135,000	5,182,288
3.300%, 04/01/2026	2,540,000	2,561,239
4.950%, 06/01/2045	674,000	711,588
Lazard Group LLC
3.750%, 02/13/2025	1,916,000	1,769,238
4.250%, 11/14/2020	1,246,000	1,301,717
Liberty Mutual Group, Inc.
4.850%, 08/01/2044 (S)	1,085,000	1,038,130
Lloyds Banking Group PLC
4.650%, 03/24/2026	1,310,000	1,298,881
Marsh & McLennan Companies, Inc.
3.750%, 03/14/2026	1,240,000	1,272,011
MetLife, Inc.
4.600%, 05/13/2046	455,000	466,761
Metropolitan Life Global Funding I
1.950%, 12/03/2018 (S)	325,000	327,316
2.500%, 12/03/2020 (S)	940,000	955,836
Mid-America Apartments LP
3.750%, 06/15/2024	1,324,000	1,344,094
4.000%, 11/15/2025	695,000	709,775
4.300%, 10/15/2023	632,000	666,178
Morgan Stanley
2.800%, 06/16/2020	2,327,000	2,370,929
3.950%, 04/23/2027	1,215,000	1,216,899
4.000%, 07/23/2025	4,411,000	4,614,329
Murray Street Investment Trust I
4.647%, 03/09/2017	2,746,000	2,823,292
Royal Bank of Canada
2.300%, 03/22/2021	1,780,000	1,795,976
4.650%, 01/27/2026	1,530,000	1,553,228
Royal Bank of Scotland Group PLC
4.800%, 04/05/2026	1,340,000	1,344,435
Santander Issuances SAU
5.179%, 11/19/2025	915,000	886,967
Santander UK Group Holdings PLC
2.875%, 10/16/2020	1,779,000	1,769,972
4.750%, 09/15/2025 (S)	1,350,000	1,276,891
Skandinaviska Enskilda Banken AB
2.625%, 11/17/2020 (S)	2,690,000	2,716,464
SunTrust Banks, Inc.
2.900%, 03/03/2021	1,283,000	1,302,525
Svenska Handelsbanken AB
2.450%, 03/30/2021	1,820,000	1,838,242
Synchrony Financial
4.500%, 07/23/2025	1,350,000	1,389,174
Tanger Properties LP
3.750%, 12/01/2024	657,000	661,056
3.875%, 12/01/2023	794,000	812,012

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Teachers Insurance & Annuity Association of
America
4.900%, 09/15/2044 (S)	$215,000	$230,449
The Blackstone Group LP
9.296%, 03/18/2019	1,147,794	1,175,715
The Goldman Sachs Group, Inc.
2.875%, 02/25/2021	2,060,000	2,097,183
3.750%, 02/25/2026	1,440,000	1,473,464
4.250%, 10/21/2025	1,310,000	1,331,589
4.750%, 10/21/2045	1,083,000	1,132,299
6.750%, 10/01/2037	1,130,000	1,344,753
The Toronto-Dominion Bank
2.250%, 03/15/2021 (S)	3,325,000	3,355,430
Trinity Acquisition PLC
3.500%, 09/15/2021	685,000	697,194
4.400%, 03/15/2026	370,000	375,523
UBS Group Funding Jersey, Ltd.
3.000%, 04/15/2021	2,435,000	2,439,001
4.125%, 04/15/2026	1,655,000	1,654,189
WEA Finance LLC
3.250%, 10/05/2020 (S)	2,010,000	2,053,888
		113,449,420
Health care - 1.6%
AbbVie, Inc. 2.500%, 05/14/2020	1,955,000	1,991,555
Actavis Funding SCS
2.350%, 03/12/2018	1,165,000	1,178,670
3.000%, 03/12/2020	1,270,000	1,306,760
3.800%, 03/15/2025	1,610,000	1,675,461
4.750%, 03/15/2045	1,310,000	1,387,701
Anthem, Inc. 5.100%, 01/15/2044	264,000	278,510
Baxalta, Inc.
4.000%, 06/23/2025 (S)	605,000	615,073
5.250%, 06/23/2045 (S)	1,295,000	1,376,686
Biogen, Inc.
4.050%, 09/15/2025	758,000	810,414
5.200%, 09/15/2045	698,000	774,436
Celgene Corp.
2.875%, 08/15/2020	895,000	922,185
5.000%, 08/15/2045	1,255,000	1,357,461
Express Scripts Holding Company
4.500%, 02/25/2026	920,000	955,441
Perrigo Finance Unlimited Company
3.900%, 12/15/2024	912,000	907,646
4.375%, 03/15/2026	1,625,000	1,673,557
UnitedHealth Group, Inc.
2.125%, 03/15/2021	1,245,000	1,256,244
3.100%, 03/15/2026	1,720,000	1,761,046
		20,228,846
Industrials - 1.3%
AP Moeller - Maersk A/S
3.875%, 09/28/2025 (S)	1,187,000	1,141,359
Burlington Northern Santa Fe LLC
4.700%, 09/01/2045	795,000	885,681
El Paso Electric, Co. 5.000%, 12/01/2044	400,000	431,145
ERAC USA Finance LLC
4.500%, 02/15/2045 (S)	435,000	428,627
5.625%, 03/15/2042 (S)	1,163,000	1,309,303
FedEx Corp. 4.550%, 04/01/2046	920,000	946,135
General Electric Company 5.875%, 01/14/2038	454,000	592,237
Lockheed Martin Corp.
2.500%, 11/23/2020	1,270,000	1,301,364
3.550%, 01/15/2026	1,070,000	1,132,625
4.700%, 05/15/2046	735,000	822,075
Northrop Grumman Corp.
3.250%, 08/01/2023	1,532,000	1,602,264
3.850%, 04/15/2045	528,000	522,659
Penske Truck Leasing Company LP
3.050%, 01/09/2020 (S)	440,000	437,658
3.200%, 07/15/2020 (S)	1,745,000	1,746,618
3.375%, 02/01/2022 (S)	1,620,000	1,609,251
Union Pacific Corp. 4.050%, 03/01/2046	925,000	952,719
Valmont Industries, Inc. 5.250%, 10/01/2054	729,000	627,007
Verisk Analytics, Inc. 5.500%, 06/15/2045	235,000	229,713
		16,718,440
Information technology - 2.0%
Alibaba Group Holding, Ltd.
3.600%, 11/28/2024	1,277,000	1,287,811
Analog Devices, Inc. 5.300%, 12/15/2045	595,000	667,912
Apple, Inc.
2.250%, 02/23/2021	2,555,000	2,603,857
2.850%, 02/23/2023	1,730,000	1,789,490
3.250%, 02/23/2026	1,429,000	1,490,490
4.650%, 02/23/2046	3,410,000	3,723,655
Cisco Systems, Inc.
1.600%, 02/28/2019	1,219,000	1,236,838
2.200%, 02/28/2021	3,085,000	3,152,481
Fidelity National Information Services, Inc.
2.850%, 10/15/2018	1,570,000	1,595,848
3.625%, 10/15/2020	1,255,000	1,297,598
4.500%, 10/15/2022	630,000	672,014
5.000%, 10/15/2025	850,000	918,276
Hewlett Packard Enterprise Company
4.900%, 10/15/2025 (S)	1,215,000	1,251,530
6.350%, 10/15/2045 (S)	1,320,000	1,297,578
Total System Services, Inc.
3.800%, 04/01/2021	570,000	586,458
4.800%, 04/01/2026	515,000	530,149
Visa, Inc.
2.200%, 12/14/2020	765,000	784,344
3.150%, 12/14/2025	1,225,000	1,279,340
		26,165,669
Materials - 0.4%
Albemarle Corp. 5.450%, 12/01/2044	715,000	684,853
Barrick North America Finance LLC
4.400%, 05/30/2021	945,000	966,346
International Paper Company
5.150%, 05/15/2046	1,150,000	1,157,774
LYB International Finance BV
4.875%, 03/15/2044	572,000	570,468
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	1,995,000	1,956,497
The Mosaic Company 5.625%, 11/15/2043	389,000	404,317
		5,740,255
Telecommunication services - 1.5%
America Movil SAB de CV
3.125%, 07/16/2022	1,020,000	1,047,502
AT&T, Inc.
3.000%, 06/30/2022	2,285,000	2,319,490
3.400%, 05/15/2025	2,892,000	2,899,201
3.800%, 03/15/2022	349,000	367,964
3.950%, 01/15/2025	1,895,000	1,970,341
4.450%, 04/01/2024	1,393,000	1,504,890

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
AT&T, Inc. (continued)
5.650%, 02/15/2047	$670,000	$739,693
Verizon Communications, Inc.
2.500%, 09/15/2016	1,624,000	1,636,529
4.272%, 01/15/2036	1,003,000	998,217
4.400%, 11/01/2034	1,670,000	1,688,662
4.862%, 08/21/2046	3,693,000	3,895,487
		19,067,976
Utilities - 1.5%
American Electric Power Company, Inc.
1.650%, 12/15/2017	2,022,000	2,010,006
Commonwealth Edison Company
3.700%, 03/01/2045	279,000	274,328
Consolidated Edison Company of New
York, Inc. 4.500%, 12/01/2045	625,000	681,812
Dominion Resources, Inc.
3.900%, 10/01/2025	325,000	334,406
4.700%, 12/01/2044	847,000	849,955
Duke Energy Carolinas LLC
2.500%, 03/15/2023	1,020,000	1,031,502
3.875%, 03/15/2046	510,000	522,097
Duke Energy Corp.
3.750%, 04/15/2024	665,000	695,520
4.800%, 12/15/2045	545,000	580,061
Duke Energy Progress LLC
3.250%, 08/15/2025	1,165,000	1,222,730
Electricite de France SA
4.950%, 10/13/2045 (S)	370,000	381,577
5.250%, 10/13/2055 (S)	540,000	529,586
Indiana Michigan Power Company
4.550%, 03/15/2046	510,000	524,929
MidAmerican Energy Company
3.500%, 10/15/2024	770,000	823,803
4.250%, 05/01/2046	715,000	767,496
Pacific Gas & Electric Company
2.950%, 03/01/2026	874,000	887,658
PECO Energy Company 3.150%, 10/15/2025	1,310,000	1,367,649
PPL Electric Utilities Corp.
4.150%, 10/01/2045	795,000	847,040
Puget Energy, Inc. 6.000%, 09/01/2021	2,034,000	2,317,753
Sempra Energy 2.850%, 11/15/2020	1,390,000	1,413,855
Southwestern Electric Power Company
3.900%, 04/01/2045	729,000	668,430
Virginia Electric & Power Company
3.150%, 01/15/2026	1,080,000	1,114,620
		19,846,813
TOTAL CORPORATE BONDS (Cost $307,738,059)		$313,681,310

MUNICIPAL BONDS - 1.1%
County of Clark (Nevada) 6.820%, 07/01/2045	1,935,000	2,870,089
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,305,000	1,951,797
New Jersey Turnpike Authority
7.102%, 01/01/2041	1,728,000	2,508,572
North Texas Tollway Authority
6.718%, 01/01/2049	1,546,000	2,240,834
Port Authority of New York & New Jersey
4.458%, 10/01/2062	1,961,000	2,048,480
State of California 7.600%, 11/01/2040	1,185,000	1,835,506
The Ohio State University 4.800%, 06/01/2111	529,000	569,945
TOTAL MUNICIPAL BONDS (Cost $12,254,908)		$14,025,223

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.7%
Commercial and residential - 4.3%
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P) (S)	1,420,000	1,580,803
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class A4,
3.622%, 07/10/2047	235,000	249,995
Series 2016-GC36, Class A5,
3.616%, 02/10/2049	660,000	695,766
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR1, Class A2,
2.350%, 05/15/2045	1,981,413	1,996,105
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	338,000	337,785
Series 2013-CR10, Class A2,
2.972%, 08/10/2046	585,000	600,182
Series 2013-CR11, Class A1,
1.468%, 10/10/2046	310,777	310,238
Series 2013-CR12, Class A1,
1.295%, 10/10/2046	111,832	111,736
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	172,000	189,259
Series 2013-CR6, Class A1,
0.719%, 03/10/2046	269,677	267,927
Series 2014-CR18, Class ASB,
3.452%, 07/15/2047	618,000	652,661
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	560,000	595,285
Series 2014-UBS6, Class AM,
4.048%, 12/10/2047	1,332,000	1,421,090
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2010-C1, Class A2,
3.830%, 07/10/2046 (S)	250,112	257,704
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	2,256,000	2,453,946
Commercial Mortgage Trust (Deutsche Bank
AG/Jefferies & Company)
Series 2014-UBS5, Class ASB,
3.548%, 09/10/2047	358,000	378,839
Series 2015-PC1, Class A5,
3.902%, 07/10/2050	497,000	537,659
Commercial Mortgage Trust (Deutsche Bank
AG/UBS), Series 2014-UBS3, Class A4
3.819%, 06/10/2047	1,199,000	1,288,676
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class A4,
3.808%, 11/15/2048	1,150,000	1,232,281
Series 2015-C4, Class ASB,
3.617%, 11/11/2048	1,868,000	1,982,697
Series 2016-C5, Class ASB,
3.533%, 11/15/2048	840,000	892,084
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	165,587	166,016
Series 2011-LC2A, Class A4,
4.537%, 07/10/2044 (S)	5,027,000	5,576,382
Deutsche Bank Commercial
3.445%, 05/10/2049	535,000	551,045
GreenPoint Mortgage Funding Trust,
Series 2006-AR8, Class 1A1A
0.513%, 01/25/2047 (P)	8	8

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust
Series 2011-GC5, Class A2,
2.999%, 08/10/2044	$3,032,266	$3,036,860
Series 2012-GCJ7, Class A1,
1.144%, 05/10/2045	61,863	61,839
Series 2012-GCJ7, Class A2,
2.318%, 05/10/2045	1,475,000	1,484,349
Series 2012-GCJ7, Class AAB,
2.935%, 05/10/2045	214,000	221,260
Series 2013-GC16, Class A1,
1.264%, 11/10/2046	264,341	264,372
Series 2014-GC18, Class AAB,
3.648%, 01/10/2047	1,114,000	1,183,922
Series 2014-GC20, Class AAB,
3.655%, 04/10/2047	1,117,000	1,191,700
Series 2014-GC26, Class AAB,
3.365%, 11/10/2047	806,000	846,782
Series 2015-GC32, Class AAB,
3.278%, 10/10/2048	1,323,000	1,380,855
Series 2015-GS1, Class A3,
3.734%, 11/10/2048	198,000	212,077
Impact Funding Affordable Multifamily
Housing Mortgage Loan Trust,
Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	3,226,554	3,752,736
JPMBB Commercial Mortgage Securities Trust
Series 2014-C25, Class ASB,
3.407%, 11/15/2047	354,000	373,606
Series 2015-C28, Class A3,
2.912%, 10/15/2048	852,000	857,007
Series 2015-C30, Class AS,
4.226%, 07/15/2048 (P)	1,318,000	1,416,045
Series 2015-C31, Class ASB,
3.540%, 08/15/2048	415,000	441,010
Series 2016-C1, Class ASB,
3.316%, 03/15/2049	1,083,000	1,133,091
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	1,007,000	1,078,645
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	395,950	406,482
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	928,000	997,819
Series 2011-C4, Class A3,
4.106%, 07/15/2046 (S)	2,356,000	2,459,922
Series 2012-LC9, Class A2,
1.677%, 12/15/2047	627,411	628,015
Series 2015-JP1, Class ASB,
3.733%, 01/15/2049	309,000	331,590
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10, Class A1,
1.394%, 07/15/2046	694,647	695,136
Series 2013-C9, Class A,
1.970%, 05/15/2046	417,180	421,782
Series 2015-C23, Class A3,
3.451%, 07/15/2050	321,000	337,408
Series 2015-C25, Class ASB,
3.383%, 10/15/2028	1,040,000	1,093,196
Series 2015-C27, Class A4,
3.753%, 12/15/2047	248,000	265,257
Series 2016-C28, Class ASB,
3.288%, 04/15/2025	1,090,000	1,137,261
Morgan Stanley Capital I Trust
Series 2011-C2, Class A2,
3.476%, 06/15/2044 (S)	367,307	367,270
Series 2011-C3 A2, 3.224%, 07/15/2049	1,015,745	1,018,391
Series 2016-UBS9, Class A1,
1.711%, 03/15/2049	814,000	815,000
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A2,
2.113%, 05/10/2063	1,048,000	1,055,317
Series 2013-C5, Class A4,
3.185%, 03/10/2046	117,000	121,393
		55,413,564
U.S. Government Agency - 2.4%
Federal Home Loan Mortgage Corp.
Series 2014-HQ1, Class M1,
2.083%, 08/25/2024 (P)	792,151	794,418
Series 2015-DN1, Class M1,
1.683%, 01/25/2025 (P)	378,511	378,357
Series 271, Class 30, 3.000%, 08/15/2042	3,586,682	3,672,555
Series 300, Class 300, 3.000%, 01/15/2043	3,651,035	3,738,395
Series 342, Class 300, 3.000%, 02/15/2045	6,073,896	6,206,391
Series 4225, Class A, 4.000%, 09/15/2040	1,875,230	2,004,343
Series 4227, Class AB, 3.500%, 10/15/2037	1,761,796	1,843,008
Series 4462, Class DA, 4.000%, 04/15/2040	4,141,699	4,412,114
Federal National Mortgage Association
Series 2007-108, Class AN,
8.170%, 11/25/2037 (P)	394,108	482,406
Series 2012-112, Class DA,
3.000%, 10/25/2042	5,081,895	5,238,066
Series 2012-134, Class LC,
3.000%, 12/25/2042	1,413,660	1,466,298
Series 411, Class A3, 3.000%, 08/25/2042	743,155	761,093
		30,997,444
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $85,778,704)		$86,411,008

ASSET BACKED SECURITIES - 13.7%
Ally Auto Receivables Trust
Series 2014-1, Class A4,
1.530%, 04/15/2019	1,261,000	1,264,667
Series 2015-2, Class A3,
1.380%, 11/15/2019	1,298,000	1,301,289
Series 2016-1, Class A2A,
1.200%, 08/15/2018	1,245,000	1,245,579
Ally Master Owner Trust
Series 2012-5, Class A, 1.540%, 09/15/2019	3,632,000	3,631,117
Series 2014-4, Class A2,
1.430%, 06/17/2019	2,952,000	2,951,034
Series 2014-5, Class A1,
0.926%, 10/15/2019 (P)	2,638,000	2,630,076
Series 2015-2, Class A1,
1.006%, 01/15/2021 (P)	1,583,000	1,586,234
American Express Credit Account
Master Trust, Series 2014-3, Class A
1.490%, 04/15/2020	3,797,000	3,819,002
Avis Budget Rental Car Funding AESOP LLC
2.990%, 06/20/2022 (S)	1,705,000	1,704,898

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Avis Budget Rental Car Funding
AESOP LLC (continued)
Series 2012-3A, Class A,
2.100%, 03/20/2019 (S)	$986,000	$984,001
Series 2013-1A, Class A,
1.920%, 09/20/2019 (S)	3,849,000	3,814,435
Series 2014-2A, Class A,
2.500%, 02/20/2021 (S)	910,000	907,556
Bank of The West Auto Trust, Series 2014-1,
Class A3
1.090%, 03/15/2019 (S)	873,000	871,296
California Republic Auto Receivables Trust
Series 2014-2, Class A4,
1.570%, 12/16/2019	559,000	559,396
Series 2014-3, Class A4,
1.790%, 03/16/2020	495,000	495,923
Series 2015-1, Class A4,
1.820%, 09/15/2020	1,003,000	1,003,635
Series 2015-2, Class A3,
1.310%, 08/15/2019	788,000	786,190
Series 2015-4, Class A2,
1.600%, 09/17/2018 (S)	983,000	984,657
Series 2015-4, Class A4,
2.580%, 06/15/2021 (S)	1,323,000	1,344,120
Series 2016-1, Class A3,
1.890%, 05/15/2020	1,604,000	1,606,786
Series 2016-1, Class A4,
2.240%, 10/15/2021	893,000	897,434
Capital Auto Receivables Asset Trust
Series 2016-1, Class A3,
1.730%, 04/20/2020	1,695,000	1,697,770
Series 2013-2, Class A4,
1.560%, 07/20/2018	838,000	838,682
Series 2013-3, Class A4,
1.680%, 04/20/2018	539,000	539,871
Series 2013-4, Class A4,
1.470%, 07/20/2018	1,064,000	1,065,771
Series 2014-1, Class A4,
1.690%, 10/22/2018	1,926,000	1,930,755
Series 2014-2, Class A4,
1.620%, 10/22/2018	943,000	944,720
Series 2015-1, Class A3,
1.610%, 06/20/2019	1,666,000	1,668,287
Series 2015-1, Class A4,
1.860%, 10/21/2019	212,000	212,832
Series 2015-2, Class A2,
1.390%, 09/20/2018	778,000	777,754
Series 2015-2, Class A3,
1.730%, 09/20/2019	1,756,000	1,760,661
Series 2015-2, Class A4,
1.970%, 01/21/2020	2,604,000	2,616,718
Series 2015-3, Class A1A,
1.390%, 02/20/2018 (S)	3,948,000	3,947,870
Series 2015-3, Class A3,
1.940%, 01/21/2020	1,777,000	1,786,294
Series 2015-4, Class A2,
1.620%, 03/20/2019	1,071,000	1,072,495
Series 2015-4, Class A3,
1.830%, 03/20/2020	1,905,000	1,909,854
Series 2015-4, Class A4,
2.010%, 07/20/2020	879,000	882,127
Series 2016-1, Class A2A,
1.500%, 11/20/2018	2,085,000	2,086,510
Series 2016-1, Class A4,
1.980%, 10/20/2020	765,000	767,045
Capital One Multi-Asset Execution Trust,
Series 2015-A1, Class A
1.390%, 01/15/2021	682,000	684,200
Discover Card Execution Note Trust,
Series 2015-A4, Class A1
2.190%, 04/17/2023	1,536,000	1,560,595
Ford Credit Auto Owner Trust
Series 2013-B, Class A3,
0.570%, 10/15/2017	224,392	224,305
Series 2014-1, Class A,
2.260%, 11/15/2025 (S)	3,294,000	3,337,183
Series 2014-C, Class A3,
1.060%, 05/15/2019	1,617,000	1,616,319
Series 2015-2, Class A,
2.440%, 01/15/2027 (S)	2,758,000	2,785,982
Series 2016-1, Class A,
2.310%, 08/15/2027 (S)	5,270,000	5,272,537
Series 2016-A, Class A2A,
1.120%, 12/15/2018	2,001,000	2,002,683
Ford Credit Floorplan Master Owner Trust A
Series 2012-2, Class A, 1.920%, 01/15/2019	740,000	743,299
Series 2014-1, Class A1,
1.200%, 02/15/2019	785,000	784,156
Series 2015-2, Class A2,
1.006%, 01/15/2022 (P)	2,694,000	2,660,382
Series 2016-1, Class A2,
1.336%, 02/15/2021 (P)	1,945,000	1,947,049
Hertz Vehicle Financing II LP, Series 2015-1A,
Class A
2.730%, 03/25/2021 (S)	790,000	790,858
Hyundai Auto Receivables Trust
Series 2013-A, Class A4,
0.750%, 09/17/2018	633,190	632,650
Series 2013-B, Class A4,
1.010%, 02/15/2019	621,000	620,954
Series 2013-C, Class A3,
1.010%, 02/15/2018	34,367	34,372
Series 2014-B, Class A3,
0.900%, 12/17/2018	1,277,282	1,275,489
Navient Private Education Loan Trust
Series 2014-AA, Class A2B,
1.686%, 02/15/2029 (P) (S)	548,000	533,926
Series 2015-AA, Class A2A,
2.650%, 12/15/2028 (S)	700,000	691,447
Series 2015-AA, Class A2B,
1.636%, 12/15/2028 (P) (S)	534,000	519,534
Series 2015-CA, Class A,
1.936%, 01/16/2035 (P) (S)	1,723,607	1,723,675
Series 2015-CA, Class B,
3.250%, 05/15/2040 (S)	1,012,000	1,008,629
Series 2016-AA, Class A1,
1.656%, 12/15/2025 (P) (S)	1,517,000	1,514,615
Series 2016-AA, Class A2A,
3.910%, 12/15/2045 (S)	1,987,000	2,010,496
Series 2016-AA, Class A2B,
2.706%, 12/15/2045 (P) (S)	736,000	716,939
Navient Student Loan Trust, Series 2014-8,
Class A2
0.873%, 04/25/2023 (P)	902,000	891,620

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust
Series 2004-3, Class A5,
0.799%, 10/27/2036 (P)	$2,347,389	$2,239,114
Series 2004-4, Class A5,
0.779%, 01/25/2037 (P)	1,366,608	1,301,033
Series 2005-1, Class A5,
0.729%, 10/25/2033 (P)	3,612,000	3,368,256
Series 2005-2, Class A5,
0.724%, 03/23/2037 (P)	1,385,000	1,295,413
Series 2005-3, Class A5,
0.744%, 12/24/2035 (P)	1,501,000	1,406,604
Series 2005-4, Class A4,
0.804%, 03/22/2032 (P)	859,000	750,939
Series 2006-1, Class A4,
0.708%, 11/23/2022 (P)	23,971	23,947
Series 2010-4, Class A,
1.233%, 04/25/2046 (P) (S)	549,001	543,136
SLC Student Loan Trust, Series 2007-2,
Class A2
1.018%, 05/15/2028 (P)	662,666	652,042
SLM Private Education Loan Trust
Series 2011-A, Class A2,
4.370%, 04/17/2028 (S)	2,917,000	3,022,767
Series 2011-B, Class A2,
3.740%, 02/15/2029 (S)	384,000	391,182
Series 2012-B, Class A2,
3.480%, 10/15/2030 (S)	1,587,771	1,617,686
Series 2012-C, Class A1,
1.536%, 08/15/2023 (P) (S)	569,407	568,934
Series 2012-D, Class A2,
2.950%, 02/15/2046 (S)	2,060,000	2,076,004
Series 2012-E, Class A2B,
2.186%, 06/15/2045 (P) (S)	809,000	809,761
Series 2013-A, Class A1,
1.036%, 08/15/2022 (P) (S)	245,195	244,447
Series 2013-A, Class A2A,
1.770%, 05/17/2027 (S)	607,000	599,349
Series 2013-A, Class A2B,
1.486%, 05/17/2027 (P) (S)	1,314,000	1,303,292
Series 2013-B, Class A1,
1.086%, 07/15/2022 (P) (S)	1,270,327	1,263,619
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	1,854,000	1,816,905
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	1,310,000	1,326,013
Series 2014-A, Class A1,
1.027%, 07/15/2022 (P) (S)	1,381,096	1,373,275
Series 2014-A, Class A2A,
2.590%, 01/15/2026 (S)	2,296,000	2,306,380
SLM Student Loan Trust
Series 2004-10, Class A6A,
1.169%, 04/27/2026 (P) (S)	3,457,000	3,412,527
Series 2004-3, Class A5,
0.789%, 07/25/2023 (P)	1,703,545	1,652,458
Series 2005-5, Class A3,
0.719%, 04/25/2025 (P)	269,079	266,727
Series 2005-5, Class A4,
0.759%, 10/25/2028 (P)	3,917,000	3,684,516
Series 2005-6, Class A5B,
1.819%, 07/27/2026 (P)	748,346	746,901
Series 2005-6, Class A6,
0.759%, 10/27/2031 (P)	2,281,000	2,142,827
Series 2005-9, Class A5,
0.739%, 01/27/2025 (P)	312,866	311,872
Series 2006-3, Class A5,
0.719%, 01/25/2021 (P)	1,857,000	1,782,134
Series 2007-2, Class A4,
0.679%, 07/25/2022 (P)	3,133,000	2,873,512
Series 2007-2, Class B,
0.789%, 07/25/2025 (P)	1,485,000	1,166,397
Series 2007-3, Class A3,
0.659%, 04/25/2019 (P)	4,076,647	4,021,162
Series 2007-5, Class A5,
0.699%, 01/25/2024 (P)	1,053,000	1,039,857
Series 2008-5, Class A3,
1.919%, 01/25/2018 (P)	5,529	5,531
Series 2010-1, Class A,
0.833%, 03/25/2025 (P)	1,859,321	1,799,320
Series 2012-6, Class A3,
1.183%, 05/26/2026 (P)	1,997,000	1,914,824
Series 2012-6, Class B,
1.433%, 04/27/2043 (P)	1,228,000	1,087,153
Series 2013-1, Class B,
2.233%, 11/25/2043 (P)	336,000	301,161
Series 2013-3, Class B,
1.933%, 09/25/2043 (P)	993,000	893,503
Series 2014-2, Class A3,
1.023%, 03/26/2029 (P)	1,433,000	1,360,365
SMB Private Education Loan Trust
Series 2015-A, Class A1,
1.036%, 07/17/2023 (P) (S)	455,895	453,705
Series 2015-A, Class A2A,
2.490%, 06/15/2027 (S)	3,845,000	3,747,214
Series 2015-A, Class A2B,
1.436%, 06/15/2027 (P) (S)	2,549,000	2,443,020
Series 2015-B, Class A2A,
2.980%, 07/15/2027 (S)	1,633,000	1,632,624
Series 2015-B, Class A2B,
1.636%, 07/15/2027 (P) (S)	1,968,000	1,913,566
Series 2015-C, Class A1,
1.336%, 07/15/2022 (P) (S)	1,825,532	1,824,729
Series 2015-C, Class A2A,
2.750%, 07/15/2027 (S)	2,154,000	2,131,038
Series 2015-C, Class A2B,
1.836%, 06/15/2023 (P) (S)	957,000	936,572
Trade MAPS 1, Ltd., Series 2013-1A, Class A
1.142%, 12/10/2018 (P) (S)	3,203,000	3,182,362
World Financial Network Credit Card
Master Trust, Series 2014-C, Class A
1.540%, 08/16/2021	561,000	562,475
TOTAL ASSET BACKED SECURITIES (Cost $179,086,323)		$177,069,385

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock
Collateral Trust, 0.4918% (W) (Y)	24,436	244,514
TOTAL SECURITIES LENDING
COLLATERAL (Cost $244,487)		$244,514

SHORT-TERM INVESTMENTS - 1.4%

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 1.4%
State Street Institutional Liquid Reserves
Fund, 0.4442% (Y)	18,312,679	$18,312,679
TOTAL SHORT-TERM INVESTMENTS (Cost $18,312,679)		$18,312,679
Total Investments (Core Bond Trust)
(Cost $1,364,418,563) - 106.3%		$1,375,819,728
Other assets and liabilities, net - (6.3%)		(81,994,539)
TOTAL NET ASSETS - 100.0%		$1,293,825,189

SALE COMMITMENTS OUTSTANDING - (1.3)%
U.S. Government Agency - (1.3)%
Federal National Mortgage Association
3.000%, TBA (C)	(8,000,000)	(8,207,010)
3.500%, TBA (C)	(400,000)	(422,438)
4.000%, TBA (C)	$(7,300,000)	(7,801,912)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(16,352,336))		$(16,431,360)

Core Strategy Trust

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 70.3%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	157,172,817	$2,527,338,889
Fixed income - 29.7%
Bond, Series NAV (JHAM) (A)(1)	78,243,655	1,067,243,458
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $3,642,922,212)		$3,594,582,347

COMMON STOCKS - 0.0%
Consumer discretionary - 0.0%
Household durables - 0.0%
Urbi Desarrollos Urbanos SAB de CV (I)	6,600	4
Consumer staples - 0.0%
Food products - 0.0%
Chaoda Modern Agriculture Holdings, Ltd. (I)	28,480	618
Financials - 0.0%
Banks - 0.0%
Irish Bank Resolution Corp., Ltd. (I)	3,621	0
Diversified financial services - 0.0%
SRH NV (I)	1,920	0
		0
Health care - 0.0%
Health care providers and services - 0.0%
Medcath Corp. (I)	500	251
Industrials - 0.0%
Airlines - 0.0%
Virgin Australia Holdings, Ltd. (I)	16,061	62
Metals and mining - 0.0%
China Metal Recycling Holdings, Ltd. (I)	7,800	0
		62
Materials - 0.0%
Metals and mining - 0.0%
Timminco, Ltd. (I)	300	$0
TOTAL COMMON STOCKS (Cost $99,936)		$935
Total Investments (Core Strategy Trust)
(Cost $3,643,022,148) - 100.0%		$3,594,583,282
Other assets and liabilities, net - 0.0%		15,036
TOTAL NET ASSETS - 100.0%		$3,594,598,318

Emerging Markets Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.1%
Australia - 0.0%
MMG, Ltd. (I)	908,000	$202,292
Brazil - 5.2%
Aliansce Shopping Centers SA	39,777	141,711
B2W Cia Digital (I)	13,413	53,344
Banco Alfa de Investimento SA	35,100	47,930
Banco Bradesco SA	159,485	1,334,198
Banco do Brasil SA	501,883	2,759,509
Banco Santander Brasil SA	148,196	698,600
BM&FBovespa SA	880,129	3,764,656
Brasil Brokers Participacoes SA (I)	43,600	24,737
BrasilAgro	12,800	40,226
Cia Siderurgica Nacional SA (I)	249,821	496,773
Cosan SA Industria e Comercio	44,806	391,156
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	114,700	332,713
Direcional Engenharia SA	33,900	56,568
Duratex SA	145,548	306,425
Embraer SA	190,580	1,264,120
Embraer SA, ADR	33,254	876,575
Eternit SA	22,300	10,295
Even Construtora e Incorporadora SA	222,900	257,885
Ez Tec Empreendimentos e Participacoes SA	18,418	82,674
Fibria Celulose SA	55,198	465,759
Fibria Celulose SA, ADR (L)	132,301	1,121,912
GAEC Educacao SA	8,100	22,415
Gafisa SA	27,961	20,918
Gafisa SA, ADR (L)	77,709	110,347
Gerdau SA	130,329	175,070
Gerdau SA, ADR	419,641	746,961
Guararapes Confeccoes SA	3,400	53,804
Helbor Empreendimentos SA	21,500	9,208
Hypermarcas SA	117,171	916,343
International Meal
Company Alimentacao SA (I)	19,200	23,548
Iochpe Maxion SA	29,600	104,137
Itau Unibanco Holding SA	1,210	8,988
JBS SA	669,361	2,038,436
JHSF Participacoes SA (I)	21,100	9,154
Kepler Weber SA	5,600	23,206
Kroton Educacional SA	766,949	2,448,674
Log-in Logistica Intermodal SA (I)	79,900	22,221
Magnesita Refratarios SA (I)	37,550	145,265
Marfrig Global Foods SA (I)	133,200	240,421

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Mills Estruturas e Servicos
de Engenharia SA (I)	24,400	$22,665
MRV Engenharia e Participacoes SA	180,565	594,577
Paranapanema SA (I)	143,550	69,466
Petroleo Brasileiro SA (I)	552,718	1,634,028
Petroleo Brasileiro SA, ADR (I)	961,096	4,353,765
Petroleo Brasileiro SA, ADR (I)(L)	719,571	4,202,295
Porto Seguro SA	25,290	191,593
QGEP Participacoes SA	47,960	54,687
Restoque Comercio e Confeccoes
de Roupas SA (I)	18,300	23,106
Rumo Logistica Operadora Multimodal SA (I)	28,300	26,288
Santos Brasil Participacoes SA	17,400	63,442
Sao Carlos Empreendimentos
e Participacoes SA	7,005	48,705
Sao Martinho SA	15,111	202,943
SLC Agricola SA	52,278	229,720
Sul America SA	118,537	529,117
Tecnisa SA	48,022	32,988
Tereos Internacional SA (I)	1,456	22,555
TOTVS SA	3,254	24,616
TPI - Triunfo Participacoes e Investimentos SA	35,010	53,552
Usinas Siderurgicas de Minas Gerais SA	65,038	73,980
Vale SA	794,495	3,347,545
Via Varejo SA	24,754	38,346
		37,486,861
Chile - 1.6%
CAP SA	20,760	60,815
Cementos BIO BIO SA	50,384	43,412
Cencosud SA	700,190	1,774,705
Cencosud SA, ADR (L)	7,000	53,760
Cia Sud Americana de Vapores SA (I)	4,643,700	94,696
Corpbanca SA	4,188,241	36,956
Cristalerias de Chile SA	43,461	300,066
Empresa Nacional de Telecomunicaciones SA	20,265	179,146
Empresas CMPC SA	587,033	1,374,328
Empresas COPEC SA	183,131	1,755,504
Empresas Hites SA	46,731	18,552
Empresas La Polar SA (I)	100,593	5,024
Enersis Americas SA, ADR	228,109	3,170,715
Gasco SA	99,079	769,230
Grupo Security SA	144,735	41,912
Inversiones Aguas Metropolitanas SA	215,464	334,431
Latam Airlines Group SA (I)	99,235	697,050
Latam Airlines Group SA, ADR (I)(L)	14,808	103,656
Masisa SA	2,130,086	73,056
PAZ Corp. SA	126,971	81,223
Ripley Corp. SA	552,472	251,616
Salfacorp SA	138,015	92,714
Sigdo Koppers SA	26,143	34,552
Sociedad Matriz SAAM SA	1,923,287	142,774
Socovesa SA	315,706	69,737
Tech Pack SA (I)	92,995	33,322
Vina Concha y Toro SA	31,425	54,606
		11,647,558
China - 11.1%
361 Degrees International, Ltd.	327,000	101,430
Agile Property Holdings, Ltd.	913,000	509,965
Agricultural Bank of China, Ltd., H Shares	5,604,000	2,016,095
Air China, Ltd., H Shares	394,000	279,609
Aluminum Corp. of China, Ltd.,
H Shares (I)(L)	352,000	112,058
Angang Steel Company, Ltd., H Shares (L)	354,000	164,257
Anhui Tianda Oil Pipe Company, Ltd.,
H Shares	92,000	20,634
Asia Cement China Holdings Corp.	256,500	51,527
Asia Plastic Recycling Holding, Ltd.	36,000	21,931
AVIC International Holdings, Ltd., H Shares	152,000	86,460
Bank of China, Ltd., H Shares	21,423,694	8,894,395
Bank of Chongqing Company, Ltd., H Shares	71,500	58,051
Bank of Communications Company, Ltd.,
H Shares	2,564,876	1,687,611
Baoye Group Company, Ltd., H Shares	132,000	84,895
BBMG Corp., H Shares	314,500	243,355
Beijing Capital International Airport
Company, Ltd., H Shares	396,000	422,931
Beijing Capital Land, Ltd., H Shares	538,000	224,508
Beijing North Star Company, H Shares	260,000	80,801
BYD Electronic International Company, Ltd. (I)	293,000	169,691
Central China Real Estate, Ltd.	397,732	76,050
Chigo Holding, Ltd. (I)	1,728,000	21,018
China Aoyuan Property Group, Ltd.	615,000	125,589
China Automation Group, Ltd. (I)	185,000	23,773
China BlueChemical, Ltd., H Shares	420,000	106,361
China CITIC Bank Corp., Ltd., H Shares	1,600,775	981,192
China Coal Energy Company, Ltd.,
H Shares (L)	807,000	334,816
China Communications Construction
Company, Ltd., H Shares	906,555	1,085,272
China Communications Services Corp., Ltd.,
H Shares	787,200	359,451
China Construction Bank Corp., H Shares	26,051,000	16,676,666
China Dongxiang Group Company	1,499,000	303,617
China Dredging Environment
Protection Holdings, Ltd. (I)	116,000	19,919
China Everbright Bank Company, Ltd.,
H Shares	729,000	354,386
China Galaxy Securities Company, Ltd.,
H Shares	533,500	519,603
China Great Star International, Ltd. (I)	23,679	43,815
China Hongqiao Group, Ltd.	355,000	247,023
China Huiyuan Juice Group, Ltd. (I)	274,500	105,387
China ITS Holdings Company, Ltd. (I)	348,000	26,510
China Longevity Group Company, Ltd. (I)	93,000	16,424
China Merchants Bank Company, Ltd.,
H Shares	943,144	1,984,863
China National Building Material
Company, Ltd., H Shares	1,646,000	764,060
China National Materials Company, Ltd.,
H Shares	645,000	126,467
China Petroleum & Chemical Corp., ADR (L)	84,160	5,483,024
China Railway Construction Corp., H Shares	405,665	482,992
China Railway Group, Ltd., H Shares	369,000	280,329
China Rare Earth Holdings, Ltd. (I)	943,600	64,580
China SCE Property Holdings, Ltd.	535,200	114,486
China Shanshui Cement Group, Ltd. (I)(L)	1,166,000	472,722
China Shenhua Energy Company, Ltd.,
H Shares	627,000	986,513
China Shipping Container Lines Company, Ltd.,
H Shares (I)	556,150	127,127
China Shipping Development Company, Ltd.,
H Shares	428,000	283,629
China Southern Airlines Company, Ltd.,
H Shares	462,000	290,898
China Taifeng Beddings Holdings, Ltd. (I)	204,000	28,401

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China Yurun Food Group, Ltd. (I)(L)	652,000	$105,554
China ZhengTong Auto Services Holdings, Ltd.	277,500	106,157
China Zhongwang Holdings, Ltd. (L)	806,400	398,870
Chongqing Machinery & Electric
Company, Ltd., H Shares	632,000	73,585
Chongqing Rural Commercial Bank, H Shares	772,000	408,683
Chu Kong Petroleum & Natural Gas Steel
Pipe Holdings, Ltd. (I)	111,000	15,749
CIFI Holdings Group Company, Ltd	316,000	75,922
CNOOC, Ltd.	5,868,000	6,848,224
CNOOC, Ltd., ADR (L)	4,614	540,115
Comtec Solar Systems Group, Ltd. (I)	248,000	20,177
Coolpad Group, Ltd. (I)	604,200	100,523
Country Garden Holdings Company, Ltd.	1,588,000	631,212
Dalian Port PDA Company, Ltd., H Shares	158,000	74,570
Daphne International Holdings, Ltd. (I)	172,000	22,869
Dongfeng Motor Group Company, Ltd.,
H Shares	548,000	685,326
Dongyue Group, Ltd.	310,000	54,811
Evergrande Real Estate Group, Ltd. (L)	2,009,000	1,551,133
Evergreen International Holdings, Ltd. (I)	122,000	13,381
Fantasia Holdings Group Company, Ltd.	763,500	96,628
Fosun International, Ltd.	158,460	225,767
Fufeng Group, Ltd.	225,200	71,856
GOME Electrical Appliances Holdings, Ltd.	2,937,000	424,169
Greenland Hong Kong Holdings, Ltd. (I)	245,625	76,815
Greentown China Holdings, Ltd. (I)	355,000	279,534
Guangshen Railway Company, Ltd., ADR	23,242	497,611
Guangzhou Automobile Group Company, Ltd.,
H Shares	406,415	422,699
Guangzhou R&F Properties Company, Ltd.,
H Shares	452,000	647,678
Guodian Technology & Environment
Group Corp., Ltd., H Shares (I)	219,000	14,390
Harbin Bank Company, Ltd., H Shares (S)	86,000	24,991
Harbin Electric Company, Ltd., H Shares	318,000	128,374
Hilong Holding, Ltd.	95,000	11,645
HNA Infrastructure Company, Ltd.	77,000	86,229
Honghua Group, Ltd. (I)	292,000	14,892
Huaneng Renewables Corp., Ltd., H Shares	638,000	198,300
Huishang Bank Corp., Ltd., H Shares	222,000	107,335
Hydoo International Holding, Ltd.	128,000	17,451
Industrial & Commercial Bank of China, Ltd.,
H Shares	16,655,000	9,329,697
Jiangxi Copper Company, Ltd., H Shares	418,000	500,889
Kaisa Group Holdings, Ltd. (I)	1,062,000	53,392
KWG Property Holding, Ltd.	593,513	390,442
Leoch International Technology, Ltd.	102,000	11,155
Lianhua Supermarket Holdings Company, Ltd.,
H Shares (I)	114,000	39,231
Lingbao Gold Company, Ltd., H Shares (I)	68,000	13,064
Longfor Properties Company, Ltd.	44,500	63,307
Lonking Holdings, Ltd.	1,024,000	182,342
Maanshan Iron & Steel Company, Ltd.,
H Shares (I)(L)	384,000	71,306
Maoye International Holdings, Ltd.	553,000	54,980
Metallurgical Corp. of China, Ltd., H Shares	596,000	163,149
O-Net Technologies Group, Ltd. (I)	118,000	36,673
Parkson Retail Group, Ltd.	497,000	53,240
Peak Sport Products Company, Ltd.	395,000	96,973
Powerlong Real Estate Holdings, Ltd.	535,000	111,999
Qunxing Paper Holdings Company, Ltd. (I)	634,371	0
Renhe Commercial Holdings Company, Ltd. (I)	6,306,000	252,196
Sany Heavy Equipment International
Holdings Company, Ltd. (I)	451,000	92,522
Semiconductor Manufacturing
International Corp., ADR (I)	127,896	569,137
Semiconductor
Manufacturing International Corp. (I)	2,550,000	226,497
Shandong Chenming Paper Holdings, Ltd.,
H Shares	152,500	113,798
Shanghai Jin Jiang International Hotels Group
Company, Ltd., H Shares	254,000	103,521
Shanghai Prime Machinery Company, Ltd.,
H Shares	408,000	62,647
Shengli Oil & Gas Pipe Holdings, Ltd. (I)	268,500	12,306
Shenguan Holdings Group, Ltd.	288,000	29,752
Shui On Land, Ltd.	1,771,961	478,415
Shunfeng International Clean Energy, Ltd. (I)	236,000	46,323
Sino-Ocean Land Holdings, Ltd.	1,089,973	516,525
Sinopec Engineering Group Company, Ltd.,
H Shares	86,500	70,000
Sinotrans, Ltd., H Shares	753,000	329,787
Sinotruk Hong Kong, Ltd.	353,500	166,093
SOHO China, Ltd.	1,039,500	497,330
SPT Energy Group, Inc. (I)	264,000	20,450
Sunac China Holdings, Ltd.	108,000	72,775
Tiangong International Company, Ltd.	624,000	48,289
Tianneng Power International, Ltd.	214,000	191,298
Tonly Electronics Holdings, Ltd.	2,280	1,208
TravelSky Technology, Ltd., H Shares	168,500	276,245
Trigiant Group, Ltd.	154,000	26,629
V1 Group, Ltd.	719,400	40,368
Weichai Power Company, Ltd., H Shares	79,000	88,500
Weiqiao Textile Company, H Shares	216,000	155,907
West China Cement, Ltd.	982,000	203,755
Wuzhou International Holdings, Ltd. (I)	272,000	27,696
Xiamen International Port Company, Ltd.,
H Shares	524,000	107,567
Xinchen China Power Holdings, Ltd. (I)	104,000	16,542
Xingda International Holdings, Ltd.	495,000	105,396
Xinhua Winshare Publishing and Media
Company, Ltd., H Shares	200,000	173,471
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares (I)	466,000	43,269
XTEP International Holdings, Ltd.	47,000	25,354
Yanzhou Coal Mining Company, Ltd.,
H Shares (L)	530,000	276,669
Yuanda China Holdings, Ltd.	830,000	26,053
Yuzhou Properties Company, Ltd.	325,080	85,584
Zhejiang Glass Company, Ltd., H Shares (I)	162,000	0
Zhong An Real Estate, Ltd. (I)	386,600	36,384
Zhongsheng Group Holdings, Ltd.	72,500	35,157
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	395,600	152,257
		80,195,903
Colombia - 0.5%
Almacenes Exito SA	63,429	331,466
Cementos Argos SA	4,267	16,525
Ecopetrol SA	2,239,489	977,744
Grupo Argos SA	121,719	813,756
Grupo de Inversiones Suramericana SA	92,537	1,230,533
Grupo Nutresa SA	17,757	150,909
		3,520,933

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Czech Republic - 0.4%
CEZ AS	100,718	$1,773,930
Pegas Nonwovens SA	5,959	186,654
Unipetrol AS (I)	146,638	1,114,665
		3,075,249
Greece - 0.1%
Alpha Bank AE (I)	15,268	33,657
Bank of Greece	1,882	19,497
Ellaktor SA (I)	80,249	114,919
GEK Terna Holding Real
Estate Construction SA (I)	57,356	107,067
Hellenic Petroleum SA (I)	50,445	212,367
Intracom Holdings SA (I)	102,565	40,828
Marfin Investment Group Holdings SA (I)	448,897	57,834
Mytilineos Holdings SA (I)	54,223	211,942
Piraeus Bank SA (I)	163	42
		798,153
Hong Kong - 3.2%
AMVIG Holdings, Ltd.	288,000	120,268
Anxin-China Holdings, Ltd. (I)	1,648,000	81,791
Asian Citrus Holdings, Ltd. (I)	249,000	15,394
Beijing Enterprises Holdings, Ltd.	88,000	481,907
C C Land Holdings, Ltd.	625,084	186,477
Carrianna Group Holdings Company, Ltd.	182,675	20,507
Century Sunshine Group Holdings, Ltd.	325,000	17,878
China Aerospace International Holdings, Ltd.	961,200	127,853
China Agri-Industries Holdings, Ltd. (I)	1,145,300	353,882
China Everbright, Ltd.	252,000	528,270
China Fiber Optic Network
System Group, Ltd. (I)	400,800	37,218
China Glass Holdings, Ltd. (I)	238,000	26,465
China High Precision
Automation Group, Ltd. (I)	18,000	2,877
China High Speed Transmission Equipment
Group Company, Ltd. (I)	495,000	412,372
China Jinmao Holdings Group, Ltd.	1,794,000	499,098
China Lumena New Materials Corp. (I)	2,036,000	0
China Merchants Holdings
International Company, Ltd.	183,413	545,368
China Merchants Land, Ltd.	498,000	70,646
China New Town
Development Company, Ltd. (I)	1,505,165	55,278
China Ocean Resources Company, Ltd. (I)(L)	22,990	49,235
China Oil and Gas Group, Ltd. (I)	1,240,000	75,174
China Overseas Grand Oceans Group, Ltd.	182,000	61,550
China Precious Metal Resources
Holdings Company, Ltd. (I)	1,252,000	38,629
China Properties Group, Ltd. (I)	300,000	57,136
China Resources Beer Holdings Company, Ltd.	180,414	336,048
China Resources Cement Holdings, Ltd.	504,000	154,273
China South City Holdings, Ltd. (L)	556,000	114,767
China Travel International Investment
Hong Kong, Ltd.	1,058,000	354,989
China Unicom Hong Kong, Ltd.	1,202,000	1,583,063
China Unicom Hong Kong, Ltd., ADR	151,861	1,998,491
China Vanadium Titano - Magnetite
Mining Company, Ltd. (I)	548,000	19,452
CITIC Resources Holdings, Ltd. (I)(L)	1,264,000	101,004
CITIC, Ltd.	1,619,130	2,463,481
Citychamp Watch & Jewellery Group, Ltd. (I)	640,000	104,436
Clear Media, Ltd.	52,000	44,952
Coastal Greenland, Ltd. (I)	780,000	18,858
Comba Telecom Systems Holdings, Ltd.	255,900	45,584
Concord New Energy Group, Ltd.	390,000	21,103
COSCO International Holdings, Ltd.	263,625	135,706
COSCO Pacific, Ltd.	994,191	1,303,293
Dah Chong Hong Holdings, Ltd.	432,000	176,283
Dynasty Fine Wines Group, Ltd. (I)	330,000	61,258
Glorious Property Holdings, Ltd. (I)	1,317,000	154,394
Golden Meditech Holdings, Ltd.	585,546	80,076
Goldlion Holdings, Ltd.	204,000	77,912
Hengdeli Holdings, Ltd.	968,000	79,825
HKC Holdings, Ltd. (I)	2,983,149	53,069
Hopson Development Holdings, Ltd. (I)	354,000	350,263
Hua Han Health Industry Holdings, Ltd. (L)	948,000	102,731
Inspur International, Ltd.	134,000	22,628
Ju Teng International Holdings, Ltd.	414,000	213,618
Kingboard Chemical Holdings, Ltd.	349,130	602,225
Kingboard Laminates Holdings, Ltd.	429,000	199,741
Kunlun Energy Company, Ltd.	772,000	671,627
Lai Fung Holdings, Ltd.	2,345,448	36,932
Loudong General Nice Resources
China Holdings, Ltd. (I)	185,400	10,678
MIE Holdings Corp. (I)	644,000	64,100
Min Xin Holdings, Ltd.	46,000	41,642
Mingyuan Medicare
Development Company, Ltd. (I)	1,300,000	38,544
Minmetals Land, Ltd.	702,000	70,574
New World China Land, Ltd.	1,239,200	1,262,854
New World Department Store China, Ltd.	175,000	23,027
Nine Dragons Paper Holdings, Ltd.	578,000	437,910
North Mining Shares Company, Ltd. (I)	1,080,000	12,124
Poly Property Group Company, Ltd.	1,008,453	275,763
Pou Sheng International Holdings, Ltd. (I)	854,000	184,983
Prosperity International Holdings HK, Ltd. (I)	1,320,000	37,090
Qingling Motors Company, Ltd., H Shares	394,000	123,937
Real Nutriceutical Group, Ltd.	469,000	45,991
REXLot Holdings, Ltd.	14,231	807
Rotam Global Agrosciences, Ltd.	7,854	8,411
Samson Holding, Ltd.	317,548	38,124
Shanghai Industrial Holdings, Ltd.	245,000	577,808
Shanghai Industrial Urban
Development Group, Ltd. (I)	689,000	129,859
Shanghai Zendai Property, Ltd. (I)	2,530,000	51,877
Shenzhen International Holdings, Ltd.	402,467	653,287
Shenzhen Investment, Ltd.	327,506	130,175
Shimao Property Holdings, Ltd.	408,000	605,037
Shougang Concord International
Enterprises Company, Ltd. (I)	2,194,000	60,054
Shougang Fushan Resources Group, Ltd.	1,242,000	157,150
Silver Grant International Industries, Ltd.	402,000	47,124
SIM Technology Group, Ltd. (I)	201,000	9,996
Sino Oil and Gas Holdings, Ltd. (I)	4,880,000	119,706
Sinofert Holdings, Ltd.	1,042,000	145,585
Sinolink Worldwide Holdings, Ltd. (I)	858,000	96,287
Sinotrans Shipping, Ltd.	683,000	114,396
Skyworth Digital Holdings, Ltd.	853,203	528,924
SMI Holdings Group, Ltd.	800,000	77,391
Solargiga Energy Holdings, Ltd. (I)	354,000	7,867
SRE Group, Ltd. (I)	1,148,857	34,798
TCC International Holdings, Ltd.	882,000	160,244
TCL Multimedia Technology Holdings, Ltd.	149,200	91,304
Tian An China Investment, Ltd.	272,000	142,056
Tianjin Port Development Holdings, Ltd.	942,000	144,622
Tianyi Summi Holdings, Ltd. (I)	248,000	32,975
Tomson Group, Ltd.	389,897	112,433

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
TPV Technology, Ltd.	487,684	$64,218
Truly International Holdings, Ltd.	422,000	122,277
Wasion Group Holdings, Ltd.	138,000	73,094
Yanchang Petroleum International, Ltd. (I)	2,560,000	52,528
Yuexiu Property Company, Ltd.	3,629,542	524,245
		23,291,231
Hungary - 0.3%
MOL Hungarian Oil and Gas PLC	17,749	1,066,885
OTP Bank PLC	46,709	1,171,816
		2,238,701
India - 12.3%
Aarti Industries, Ltd.	27,187	211,553
Aban Offshore, Ltd.	15,263	40,638
Adani Enterprises, Ltd.	164,157	182,590
Adani Ports and Special Economic Zone, Ltd.	231,838	868,922
Adani Power, Ltd. (I)	434,332	224,076
Adani Transmissions, Ltd. (I)	164,157	85,411
Aditya Birla Nuvo, Ltd.	41,836	522,354
AIA Engineering, Ltd.	2,646	37,710
Allahabad Bank	123,534	102,717
Alok Industries, Ltd. (I)	568,576	38,640
Ambuja Cements, Ltd.	254,373	894,697
Amtek Auto, Ltd. (I)	52,847	24,191
Anant Raj, Ltd.	54,720	27,253
Andhra Bank	129,746	102,399
Apollo Tyres, Ltd.	210,059	558,754
Arvind Infrastructure, Ltd. (I)	11,813	14,678
Arvind, Ltd.	118,136	488,602
Ashok Leyland, Ltd.	541,530	890,314
Atul, Ltd.	3,642	83,802
Axis Bank, Ltd.	609,740	4,100,704
Bajaj Finance, Ltd.	4,553	475,408
Bajaj Finserv, Ltd.	18,742	485,295
Bajaj Hindusthan Sugar, Ltd. (I)	201,805	60,763
Bajaj Holdings and Investment, Ltd.	29,309	648,347
Balkrishna Industries, Ltd.	11,346	108,493
Ballarpur Industries, Ltd.	216,767	45,845
Balmer Lawrie & Company, Ltd.	8,925	76,658
Balrampur Chini Mills, Ltd. (I)	100,241	164,243
Bank of Baroda	282,311	626,022
Bank of India	114,231	167,887
Bank of Maharashtra	100,154	43,936
BEML, Ltd.	9,288	147,963
BGR Energy Systems, Ltd. (I)	7,989	12,928
Bharat Heavy Electricals, Ltd.	344,599	591,900
Bharti Airtel, Ltd.	734,795	3,877,246
Biocon, Ltd.	22,980	168,258
Birla Corp., Ltd.	30,004	167,573
Bombay Dyeing &
Manufacturing Company, Ltd.	60,098	43,028
Cairn India, Ltd.	264,145	618,565
Canara Bank	78,361	225,362
Ceat, Ltd.	9,407	155,500
Central Bank of India	28,282	31,392
Century Textiles & Industries, Ltd.	24,591	197,589
Chambal Fertilizers & Chemicals, Ltd.	88,262	73,266
Chennai Super Kings Cricket, Ltd. (I)	207,315	7,044
Cholamandalam Investment and
Finance Company, Ltd.	5,481	59,576
City Union Bank, Ltd.	58,975	84,387
Container Corp of India	7,834	147,515
Coromandel International, Ltd.	21,010	59,750
Corp. Bank	58,450	34,222
Cox & Kings, Ltd.	32,555	88,766
Crompton Greaves
Consumer Electricals, Ltd. (I)	107,879	165,510
Crompton Greaves, Ltd. (I)	107,879	79,619
Cyient, Ltd.	15,021	97,537
Dalmia Bharat, Ltd.	12,925	156,037
DB Realty, Ltd. (I)	35,138	22,658
DCB Bank, Ltd. (I)	121,079	144,004
DCM Shriram, Ltd.	39,804	83,670
Deepak Fertilizers & Petrochemicals Corp., Ltd.	28,839	64,283
Delta Corp., Ltd.	24,742	24,665
DEN Networks, Ltd. (I)	8,545	11,148
Dena Bank	77,102	33,460
Dewan Housing Finance Corp., Ltd.	89,882	266,535
Dishman Pharmaceuticals & Chemicals, Ltd.	8,770	44,285
DLF, Ltd.	120,280	208,796
Edelweiss Financial Services, Ltd.	304,550	259,039
EID Parry India, Ltd.	70,566	230,825
EIH, Ltd.	34,695	54,511
Electrosteel Castings, Ltd.	89,970	25,605
Engineers India, Ltd.	17,670	45,380
Eros International Media, Ltd. (I)	10,300	26,252
Escorts, Ltd.	44,637	93,831
Essel Propack, Ltd.	37,352	90,263
Eveready Industries India, Ltd.	11,580	40,693
Exide Industries, Ltd.	79,809	167,833
Federal Bank, Ltd.	971,617	679,273
Finolex Cables, Ltd.	54,200	229,097
Finolex Industries, Ltd.	23,537	129,534
Firstsource Solutions, Ltd. (I)	137,281	69,412
Fortis Healthcare, Ltd. (I)	83,364	220,356
Future Retail, Ltd.	19,041	37,005
GAIL India, Ltd.	208,331	1,125,958
Gateway Distriparks, Ltd.	13,444	56,457
Geometric, Ltd.	8,348	25,851
GIC Housing Finance, Ltd.	2,997	11,132
Godfrey Phillips India, Ltd.	3,604	64,651
Graphite India, Ltd.	42,241	46,062
Grasim Industries, Ltd.	24,990	1,503,806
Gujarat Alkalies & Chemicals, Ltd.	19,052	47,224
Gujarat Fluorochemicals, Ltd.	11,921	93,013
Gujarat Mineral Development Corp., Ltd.	56,366	55,531
Gujarat Narmada Valley Fertilizers
& Chemicals, Ltd. (I)	48,941	60,146
Gujarat State Fertilisers & Chemicals, Ltd.	105,690	102,803
Gujarat State Petronet, Ltd.	109,920	235,366
Hathway Cable & Datacom, Ltd. (I)	18,986	11,322
HCL Infosystems, Ltd. (I)	72,447	47,258
HEG, Ltd.	5,818	12,375
HeidelbergCement India, Ltd. (I)	4,823	5,927
Hexa Tradex, Ltd. (I)	32,971	7,193
Hikal, Ltd.	7,081	12,526
Himachal Futuristic Communications, Ltd. (I)	252,940	61,833
Himatsingka Seide, Ltd.	20,349	60,282
Hindalco Industries, Ltd.	640,199	850,551
Hinduja Ventures, Ltd.	5,364	34,177
Hindustan Construction Company, Ltd. (I)	182,894	53,982
Hindustan Media Ventures, Ltd.	5,908	22,303
Hotel Leela Venture, Ltd. (I)	112,448	30,542
Housing Development & Infrastructure, Ltd. (I)	220,761	246,080
HSIL, Ltd.	5,997	25,565
HT Media, Ltd.	20,444	23,351

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
ICICI Bank, Ltd.	1,652,525	$5,892,755
IDBI Bank, Ltd.	140,081	146,912
Idea Cellular, Ltd.	571,173	969,386
IDFC Bank, Ltd. (I)	119,156	87,069
IDFC, Ltd.	119,156	75,636
IFCI, Ltd.	258,047	97,221
IIFL Holdings, Ltd.	204,379	635,924
IL&FS Transportation Networks, Ltd.	25,739	27,562
Indiabulls Housing Finance, Ltd.	166,834	1,636,721
Indian Bank	70,234	110,542
Indian Hotels Company, Ltd. (I)	275,375	411,391
Indian Overseas Bank (I)	152,678	69,137
Ingersoll-Rand India, Ltd.	6,529	63,353
Inox Leisure, Ltd. (I)	7,403	21,390
Intellect Design Arena, Ltd. (I)	34,311	117,204
Jagran Prakashan, Ltd.	2,756	6,556
Jain Irrigation Systems, Ltd.	143,549	129,698
Jaiprakash Associates, Ltd. (I)	637,250	74,033
Jammu & Kashmir Bank, Ltd.	215,909	197,121
Jaypee Infratech, Ltd. (I)	123,242	15,441
JB Chemicals & Pharmaceuticals, Ltd.	20,800	77,890
JBF Industries, Ltd.	8,304	22,706
Jindal Poly Films, Ltd.	2,927	18,811
Jindal Saw, Ltd.	116,150	68,243
Jindal Steel & Power, Ltd. (I)	339,474	309,335
JK Cement, Ltd.	8,306	83,190
JK Lakshmi Cement, Ltd.	13,182	67,066
JK Tyre & Industries, Ltd.	25,061	31,709
JM Financial, Ltd.	124,021	71,234
JSW Energy, Ltd.	408,574	428,007
JSW Steel, Ltd.	93,372	1,801,034
Jubilant Life Sciences, Ltd.	30,383	190,745
Kalpataru Power Transmission, Ltd.	20,383	63,192
Kaveri Seed Company, Ltd.	8,883	50,569
KEC International, Ltd.	41,793	76,978
Kotak Mahindra Bank, Ltd.	23,478	241,263
KPIT Technologies, Ltd.	62,087	138,816
KPR Mill, Ltd.	724	9,044
KRBL, Ltd.	15,190	51,308
KSK Energy Ventures, Ltd. (I)	31,995	15,886
L&T Finance Holdings, Ltd.	214,447	207,200
Lakshmi Vilas Bank, Ltd.	40,270	49,792
Larsen & Toubro, Ltd.	122,336	2,262,650
LIC Housing Finance, Ltd.	139,241	1,032,275
Mahanagar Telephone Nigam, Ltd. (I)	22,519	5,985
Maharashtra Seamless, Ltd.	17,652	38,248
Mahindra & Mahindra Financial Services, Ltd.	113,325	432,888
Mahindra & Mahindra, Ltd.	201,465	3,676,365
Mahindra Cie Automotive, Ltd. (I)	16,929	49,229
Mahindra Holidays & Resorts India, Ltd.	2,883	16,747
Mahindra Lifespace Developers, Ltd.	10,600	68,154
Manappuram Finance, Ltd.	76,391	40,236
Max Financial Services, Ltd.	4,595	23,687
Max Financial Services, Ltd. (I)	4,595	3,279
Max Ventures & Industries (I)	919	371
McLeod Russel India, Ltd.	34,569	96,613
Merck, Ltd.	1,375	13,295
MOIL, Ltd.	3,305	10,874
Mphasis, Ltd.	43,393	322,253
MRF, Ltd.	748	432,127
Muthoot Finance, Ltd.	50,505	136,324
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	138,250	22,110
National Aluminium Company, Ltd.	137,060	82,101
Nava Bharat Ventures, Ltd.	1,614	3,948
NCC, Ltd.	263,914	300,770
Nectar Lifesciences, Ltd.	33,906	19,857
NIIT Technologies, Ltd.	15,320	114,581
NIIT, Ltd. (I)	19,897	23,688
Nilkamal, Ltd.	1,228	20,435
Oberoi Realty, Ltd.	33,288	121,629
Omaxe, Ltd.	39,352	86,137
Onmobile Global, Ltd.	7,140	13,175
Orient Cement, Ltd.	54,056	123,121
Oriental Bank of Commerce	61,727	86,114
Pantaloons Fashions & Retail, Ltd. (I)	254,928	538,231
Parsvnath Developers, Ltd. (I)	76,316	21,616
PC Jeweller, Ltd.	13,488	73,093
Peninsula Land, Ltd.	39,087	10,182
Persistent Systems, Ltd.	14,831	170,161
Petronet LNG, Ltd.	120,638	455,587
Piramal Enterprises, Ltd.	42,719	670,820
Polaris Consulting & Services, Ltd.	46,452	132,216
Power Finance Corp., Ltd.	139,650	360,815
Praj Industries, Ltd.	42,222	56,776
Prestige Estates Projects, Ltd.	30,012	78,312
Prism Cement, Ltd. (I)	42,974	52,562
PTC India Financial Services, Ltd.	29,410	15,071
PTC India, Ltd.	200,376	193,560
Punj Lloyd, Ltd. (I)	115,098	39,093
Puravankara Projects, Ltd.	10,348	7,403
Radico Khaitan, Ltd.	12,864	18,536
Rain Industries, Ltd.	46,818	21,021
Raymond, Ltd.	21,887	133,844
Redington India, Ltd.	98,634	171,070
REI Agro, Ltd. (I)	214,503	1,453
Reliance Communications, Ltd. (I)	527,561	398,435
Reliance Industries, Ltd.	210,660	3,323,878
Reliance Industries, Ltd., GDR (S)	282,776	8,660,832
Reliance Power, Ltd.	521,632	392,230
Rolta India, Ltd.	82,789	94,834
Ruchi Soya Industries, Ltd.	125,412	62,280
Rural Electrification Corp., Ltd.	141,969	356,090
Sadbhav Engineering, Ltd.	17,023	76,582
Shipping Corp. of India, Ltd. (I)	104,070	102,087
Shriram City Union Finance, Ltd.	2,808	63,809
Shriram Transport Finance Company, Ltd.	52,501	760,072
Sintex Industries, Ltd.	97,140	112,309
Sobha, Ltd.	40,327	167,447
Sonata Software, Ltd.	18,106	39,974
SREI Infrastructure Finance, Ltd.	225,756	187,414
SRF, Ltd.	16,493	321,940
State Bank of Bikaner & Jaipur (I)	2,896	21,890
State Bank of India	704,324	2,062,502
Sterlite Technologies, Ltd.	72,209	98,431
Sundram Fasteners, Ltd.	12,928	32,990
Syndicate Bank	150,685	153,401
TAKE Solutions, Ltd.	11,903	25,601
Tamil Nadu Newsprint & Papers, Ltd.	8,715	28,609
Tata Chemicals, Ltd.	73,428	417,184
Tata Global Beverages, Ltd.	292,374	535,001
Tata Motors, Ltd. (I)	575,289	3,371,037
Tata Steel, Ltd.	278,614	1,339,846
Tata Steel, Ltd., GDR	735	3,274
Tech Mahindra, Ltd.	101,233	726,297
The Great Eastern Shipping Company, Ltd.	55,240	261,451
The India Cements, Ltd. (I)	156,861	204,932

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
The Karnataka Bank, Ltd.	91,751	$142,554
The Karur Vysya Bank, Ltd.	30,968	204,301
The Ramco Cements, Ltd.	36,000	218,248
The South Indian Bank, Ltd.	635,533	169,855
Time Technoplast, Ltd.	4,194	2,984
Transport Corp. of India, Ltd.	2,962	12,519
Tree House Education and Accessories, Ltd.	1,941	2,221
Tube Investments of India, Ltd.	16,591	97,693
TV18 Broadcast, Ltd. (I)	248,227	151,793
UCO Bank	85,194	49,969
Uflex, Ltd.	10,885	28,594
Unichem Laboratories, Ltd.	13,711	45,860
Union Bank of India, Ltd.	135,886	268,861
Unitech, Ltd. (I)	227,324	16,991
UPL, Ltd.	227,990	1,645,972
VA Tech Wabag, Ltd.	6,848	53,437
Vardhman Textiles, Ltd.	8,101	94,317
Vedanta, Ltd.	45,923	62,493
Vedanta, Ltd., ADR (L)	212,366	1,168,013
Videocon Industries, Ltd.	61,645	99,644
Vijaya Bank	83,311	39,412
Voltas, Ltd.	31,368	132,392
Welspun Corp, Ltd.	55,523	82,197
Welspun Enterprises, Ltd. (I)	33,312	24,006
Wipro, Ltd.	260,505	2,229,298
Wockhardt, Ltd. (I)	7,433	109,503
Yes Bank, Ltd.	101,120	1,324,039
Zensar Technologies, Ltd.	5,057	71,398
Zuari Agro Chemicals, Ltd.	9,200	19,575
		88,659,671
Indonesia - 3.0%
Adaro Energy Tbk PT	14,229,800	691,097
Agung Podomoro Land Tbk PT (I)	5,405,000	121,903
Alam Sutera Realty Tbk PT	9,802,000	274,807
Aneka Tambang Persero Tbk PT (I)	7,643,606	267,219
Asahimas Flat Glass Tbk PT	65,500	32,919
Astra Agro Lestari Tbk PT	141,800	194,466
Astra International Tbk PT	1,260,400	688,944
Bakrie & Brothers Tbk PT (I)	115,892,589	437,001
Bakrie Sumatera Plantations Tbk PT (I)	11,376,500	42,898
Bakrie Telecom Tbk PT (I)	24,850,000	93,703
Bakrieland Development Tbk PT (I)	23,584,700	88,932
Bank Bukopin Tbk PT	3,702,600	166,084
Bank Danamon Indonesia Tbk PT	2,074,594	594,385
Bank Mandiri Persero Tbk PT	4,267,820	3,313,592
Bank Negara Indonesia Persero Tbk PT	4,274,581	1,675,758
Bank Pan Indonesia Tbk PT (I)	3,866,597	204,097
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	2,121,500	154,626
Bank Pembangunan Daerah Jawa Timur
Tbk PT	2,082,400	74,618
Bank Tabungan Negara Persero Tbk PT	3,842,861	505,360
Barito Pacific Tbk PT (I)	1,893,500	67,091
Bekasi Fajar Industrial Estate Tbk PT	962,700	19,599
Benakat Petroleum Energy Tbk PT (I)	8,689,500	32,767
Berau Coal Energy Tbk PT (I)	2,215,500	13,701
Berlian Laju Tanker Tbk PT (I)	16,708,166	0
BISI International Tbk PT	1,105,000	147,036
Budi Starch & Sweetener Tbk PT (I)	1,493,000	7,885
Bumi Serpong Damai Tbk PT	2,505,200	346,474
Central Proteina Prima Tbk PT (I)	1,106,400	4,173
Ciputra Development Tbk PT	9,341,168	918,704
Ciputra Property Tbk PT	1,876,928	57,234
Ciputra Surya Tbk PT	820,336	123,183
Clipan Finance Indonesia Tbk PT (I)	1,045,000	21,253
Darma Henwa Tbk PT (I)	21,675,000	81,731
Eagle High Plantations Tbk PT (I)	3,960,500	86,356
Elnusa Tbk PT	3,143,700	78,923
Energi Mega Persada Tbk PT (I)	36,318,681	136,948
Erajaya Swasembada Tbk PT	1,248,500	64,946
Exploitasi Energi Indonesia Tbk PT (I)	1,289,000	6,515
Gajah Tunggal Tbk PT	1,481,900	82,199
Garuda Indonesia Persero Tbk PT (I)	2,909,563	96,547
Global Mediacom Tbk PT	2,976,500	270,346
Gudang Garam Tbk PT	65,800	323,905
Harum Energy Tbk PT (I)	221,700	14,704
Hexindo Adiperkasa Tbk PT	110,000	13,270
Holcim Indonesia Tbk PT	1,143,068	92,201
Indah Kiat Pulp & Paper Corp. Tbk PT	2,423,200	175,355
Indo Tambangraya Megah Tbk PT	199,400	99,462
Indofood Sukses Makmur Tbk PT	3,679,000	2,004,359
Intiland Development Tbk PT	4,188,900	165,818
Japfa Comfeed Indonesia Tbk PT (I)	1,909,870	115,259
Kawasan Industri Jababeka Tbk PT	15,187,316	297,480
Krakatau Steel Persero Tbk PT (I)	658,500	23,546
Lippo Cikarang Tbk PT (I)	182,000	97,086
Lippo Karawaci Tbk PT	14,072,593	1,108,272
Medco Energi Internasional Tbk PT	1,756,300	198,007
Media Nusantara Citra Tbk PT	1,422,400	233,671
Mitra Adiperkasa Tbk PT (I)	287,700	104,160
MNC Investama Tbk PT	18,075,000	242,546
Modernland Realty Tbk PT	1,877,500	56,920
Multipolar Corp. Tbk PT	4,857,100	141,360
Nusantara Infrastructure Tbk PT (I)	3,748,800	35,024
Pabrik Kertas Tjiwi Kimia Tbk PT	145,000	6,067
Pan Brothers Tbk PT	1,073,000	40,466
Panin Financial Tbk PT (I)	12,016,200	151,280
Paninvest Tbk PT (I)	1,405,800	51,905
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	2,676,800	367,075
Ramayana Lestari Sentosa Tbk PT	1,938,400	103,718
Salim Ivomas Pratama Tbk PT	3,185,200	113,389
Sampoerna Agro Tbk PT	583,200	85,735
Semen Baturaja Persero Tbk PT	600,000	18,095
Semen Indonesia Persero Tbk PT	293,000	224,574
Sentul City Tbk PT	5,838,200	30,800
Sigmagold Inti Perkasa Tbk PT (I)	1,106,600	35,216
Sri Rejeki Isman Tbk PT	3,721,900	90,605
Surya Semesta Internusa Tbk PT	3,317,400	179,977
Suryainti Permata Tbk PT (I)	1,446,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	351,300	166,143
Tiga Pilar Sejahtera Food Tbk (I)	1,253,300	112,045
Timah Persero Tbk PT	2,924,460	163,113
Tiphone Mobile Indonesia Tbk PT	979,800	55,744
Trias Sentosa Tbk PT	2,019,500	46,508
Trimegah Securities Tbk PT (I)	870,700	5,252
Truba Alam Manunggal Engineering
Tbk PT (I)	11,991,500	7,235
Tunas Baru Lampung Tbk PT	1,620,000	74,530
Tunas Ridean Tbk PT	1,872,800	120,037
United Tractors Tbk PT	1,086,200	1,252,930
Vale Indonesia Tbk PT (I)	1,861,600	245,119
Visi Media Asia Tbk PT (I)	1,337,400	35,983
XL Axiata Tbk PT (I)	1,169,300	352,526
		21,964,492

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia - 4.6%
Affin Holdings BHD	511,890	$306,781
AirAsia BHD	1,186,100	556,432
Alliance Financial Group BHD	461,800	491,513
AMMB Holdings BHD	1,721,562	2,029,444
Ann Joo Resources BHD	115,300	25,980
Batu Kawan BHD	300	1,407
Benalec Holdings BHD	293,500	39,487
Berjaya Corp. BHD	2,012,100	208,728
BIMB Holdings BHD	109,800	108,306
Boustead Holdings BHD	395,376	398,469
Boustead Plantations BHD	120,100	47,723
Bumi Armada BHD	1,026,700	207,956
Cahya Mata Sarawak BHD	184,500	224,460
Can-One BHD	29,200	28,585
CIMB Group Holdings BHD	1,860,800	2,312,951
Coastal Contracts BHD	86,000	36,113
Dayang Enterprise Holdings BHD (I)	120,000	38,731
DRB-Hicom BHD	894,300	233,733
Eastern & Oriental BHD (I)	81,798	34,595
ECM Libra Financial Group BHD	117,661	11,153
Eco World Development Group BHD (I)	221,600	81,739
Evergreen Fibreboard BHD	209,800	54,323
Felda Global Ventures Holdings BHD	575,300	222,616
Genting BHD	1,192,000	2,994,737
Genting Malaysia BHD	1,296,600	1,508,478
Glomac BHD	229,400	49,102
Goldis BHD	114,135	73,943
Hap Seng Consolidated BHD	389,320	751,469
Hap Seng Plantations Holdings BHD	505,100	313,175
Hong Leong Financial Group BHD	212,499	845,148
Hong Leong Industries BHD	25,000	43,726
Hua Yang BHD	73,066	35,189
Hume Industries BHD	27,000	22,483
Hwang Capital Malaysia BHD	43,200	24,266
IJM Corp. BHD	2,650,660	2,396,931
Inch Kenneth Kajang Rubber	106,800	19,592
Insas BHD	327,869	60,062
IOI Properties Group BHD	500,800	296,395
Iris Corp. BHD (I)	380,100	15,602
Iskandar Waterfront City BHD (I)	59,700	12,009
JAKS Resources BHD (I)	246,000	71,238
Jaya Tiasa Holdings BHD	299,826	115,209
JCY International BHD	265,600	49,706
K&N Kenanga Holdings BHD	343,945	46,724
Keck Seng Malaysia BHD	145,800	195,143
Kian JOO CAN Factory BHD (I)	187,300	150,742
Kim Loong Resources BHD	31,000	28,545
KLCCP Stapled Group	50,900	93,379
KNM Group BHD (I)	1,382,400	171,608
KSL Holdings BHD	372,400	125,924
Kulim Malaysia BHD (I)	365,500	363,674
Kumpulan Fima BHD	2,300	1,091
Kumpulan Perangsang Selangor BHD	153,900	42,177
Kwantas Corp. BHD (I)	56,000	20,643
Land & General BHD	163,200	14,432
Landmarks BHD (I)	177,400	42,755
LBS Bina Group BHD	167,000	68,075
Lion Industries Corp. BHD (I)	568,400	48,747
Magnum BHD	141,800	89,774
Mah Sing Group BHD	405,000	147,543
Malayan Banking BHD	272,169	629,043
Malayan Flour Mills BHD	132,300	42,076
Malaysia Airports Holdings BHD	343,358	598,904
Malaysia Building Society BHD	168,000	58,963
Malaysian Bulk Carriers BHD	194,100	38,498
Malaysian Pacific Industries BHD	64,375	122,918
Malaysian Resources Corp. BHD	654,500	209,709
MBM Resources BHD	78,650	44,369
Media Prima BHD	350,000	130,950
Mega First Corp. BHD	93,200	43,943
MISC BHD	557,500	1,271,573
MK Land Holdings BHD	80,700	7,749
MKH BHD	75,100	49,052
MMC Corp. BHD	668,800	375,446
MNRB Holdings BHD (I)	10,000	7,335
Mudajaya Group BHD (I)	191,200	67,597
Mulpha International BHD (I)	941,700	72,348
Naim Holdings BHD (I)	90,500	58,458
Oriental Holdings BHD	381,420	675,253
OSK Holdings BHD	498,998	214,797
Panasonic Manufacturing Malaysia BHD	33,600	255,468
Pantech Group Holdings BHD	53,025	7,878
Parkson Holdings BHD (I)	199,874	52,780
POS Malaysia BHD	152,800	105,693
PPB Group BHD	265,900	1,137,733
Press Metal BHD	151,400	102,897
Protasco BHD	172,400	68,079
RHB Capital BHD (I)	276,556	418,179
Rimbunan Sawit BHD (I)	321,800	48,246
Salcon BHD	432,400	66,469
SapuraKencana Petroleum BHD	1,667,800	794,880
Scomi Group BHD (I)	1,328,400	64,651
Selangor Dredging BHD	250,400	60,001
Selangor Properties BHD	105,000	155,852
Shangri-La Hotels Malaysia BHD	91,700	134,728
Shell Refining Company Federation of
Malaya BHD (I)	29,600	23,516
SHL Consolidated BHD	96,700	72,657
SP Setia BHD	265,450	213,003
Star Media Group BHD	37,400	23,021
Sumatec Resources BHD (I)	915,000	26,953
Sunway BHD	535,796	431,338
Supermax Corp. BHD	54,000	35,718
Suria Capital Holdings BHD	187,500	109,566
TA Ann Holdings BHD	138,290	179,047
TA Enterprise BHD	950,200	142,458
TA Global BHD	913,900	63,246
Tan Chong Motor Holdings BHD	42,500	25,422
Tanjung Offshore BHD (I)	222,400	18,249
TDM BHD	491,500	98,896
TH Plantations BHD	6,680	2,211
Time dotCom BHD	277,500	518,267
Tiong NAM Logistics Holdings	48,800	15,516
Tropicana Corp. BHD	311,700	81,407
UEM Edgenta BHD	94,000	88,048
UEM Sunrise BHD	570,300	166,531
UMW Holdings BHD	188,000	330,680
UMW Oil and Gas Corp. BHD (I)	285,900	66,615
Unisem M BHD	392,580	223,543
United Malacca BHD	97,800	151,374
UOA Development BHD	320,300	173,941
VS Industry BHD	457,050	140,645
Wah Seong Corp. BHD	107,456	20,510
WCT Holdings BHD	506,487	219,388
Wing Tai Malaysia BHD	131,850	40,905
WTK Holdings BHD	179,600	61,218

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
YNH Property BHD (I)	219,674	$109,314
YTL Corp. BHD	4,110,140	1,727,722
YTL Land & Development BHD (I)	52,700	8,633
		32,852,734
Malta - 0.0%
Tiso Blackstar Group SE	19,972	12,155
Mexico - 6.2%
Alfa SAB de CV, Class A	1,410,748	2,839,109
Alpek SA de CV	187,199	295,255
Arca Continental SAB de CV	81,650	566,777
Axtel SAB de CV (I)(L)	920,578	453,438
Bio Pappel SAB de CV (I)	32,029	35,668
Cemex SAB de CV, ADR (I)(L)	731,961	5,328,676
Cia Minera Autlan SAB de CV, Series B (I)	28,371	12,053
Coca-Cola Femsa SAB de CV, ADR (L)	8,750	726,688
Coca-Cola Femsa SAB de CV, Series L	158,718	1,319,102
Consorcio ARA SAB de CV	648,690	242,923
Corp. Actinver SAB de CV (I)	30,824	24,620
Desarrolladora Homex SAB de CV (I)	9,110	1,872
Empresas ICA SAB de CV, ADR (I)(L)	165,566	160,599
Fomento Economico Mexicano SAB de CV	13,507	130,183
Fomento Economico Mexicano SAB
de CV, ADR	5,203	501,101
Genomma Lab Internacional SAB
de CV, Class B (I)	158,592	122,727
Grupo Aeromexico SAB de CV (I)(L)	93,581	226,896
Grupo Aeroportuario del Centro Norte
SAB de CV (I)	16,261	93,290
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	24,078	2,135,959
Grupo Aeroportuario del Sureste SAB
de CV, ADR	4,856	729,226
Grupo Carso SAB de CV, Series A1	468,279	2,181,868
Grupo Cementos de Chihuahua SAB de CV	35,500	99,655
Grupo Comercial Chedraui SA de CV (L)	155,267	493,378
Grupo Elektra SAB de CV	24,918	486,572
Grupo Famsa SAB de CV, Class A (I)	218,112	189,238
Grupo Financiero Banorte SAB de CV	1,578,634	8,946,155
Grupo Financiero Inbursa SAB de CV, Series O	614,706	1,230,326
Grupo Financiero Interacciones SA de CV	48,214	273,202
Grupo Financiero Santander Mexico SAB
de CV, Class B	927,542	1,681,984
Grupo Herdez SAB de CV	99,173	218,814
Grupo Industrial Maseca SAB
de CV, Series B (L)	53,900	72,534
Grupo Industrial Saltillo SAB de CV	94,000	174,103
Grupo KUO SAB de CV, Series B	164,000	294,736
Grupo Mexico SAB de CV, Series B	2,138,950	5,160,078
Grupo Pochteca SAB de CV (I)	11,500	6,909
Grupo Sanborns SAB de CV	169,891	241,899
Grupo Simec SAB de CV, Series B (I)(L)	83,311	227,600
Grupo Sports World SAB de CV (I)	9,300	10,663
Industrias Bachoco SAB de CV, ADR	2,653	136,046
Industrias Bachoco SAB de CV, Series B	38,033	162,702
Industrias CH SAB de CV, Series B (I)	137,939	511,848
Industrias Penoles SAB de CV	42,053	531,469
La Comer SAB de CV (I)	179,999	190,760
Maxcom Telecomunicaciones SAB de CV (I)	42,100	2,096
Megacable Holdings SAB de CV	19,519	81,004
Mexichem SAB de CV	498,214	1,219,788
Minera Frisco SAB de CV, Series A1 (I)	65,725	42,797
OHL Mexico SAB de CV (I)	575,989	911,800
Organizacion Cultiba SAB de CV	81,321	113,529
Organizacion Soriana SAB de CV, Series B (I)	1,230,142	2,913,525
Qualitas Controladora SAB de CV (I)	123,817	144,764
TV Azteca SAB de CV (L)	500,687	79,694
Urbi Desarrollos Urbanos SAB de CV (I)(L)	662,000	421
Vitro SAB de CV, Series A	18,084	60,300
		45,038,419
Netherlands - 0.8%
Steinhoff International Holdings NV	935,761	6,131,486
Philippines - 1.5%
Alliance Global Group, Inc.	1,179,200	422,775
Atlas Consolidated Mining
& Development Corp. (I)	348,700	31,739
Ayala Corp.	2,070	33,721
Bank of the Philippine Islands	39,060	73,812
BDO Unibank, Inc.	732,910	1,627,609
Bloomberry Resorts Corp.	143,000	16,000
Cebu Air, Inc.	73,750	143,377
Century Properties Group, Inc.	1,726,673	20,650
Cosco Capital, Inc.	887,600	142,729
Empire East Land Holdings, Inc. (I)	2,989,000	55,787
Filinvest Development Corp.	211,875	23,106
Filinvest Land, Inc.	9,049,500	347,884
First Philippine Holdings Corp.	225,540	323,420
JG Summit Holdings, Inc.	831,820	1,433,916
Lopez Holdings Corp.	1,909,500	289,639
LT Group, Inc.	657,500	222,895
Megaworld Corp.	6,565,800	591,865
Metropolitan Bank & Trust Company	189,288	338,893
Pepsi-Cola Products Philippines, Inc.	243,000	20,522
Petron Corp.	1,134,500	253,813
Philippine National Bank (I)	369,750	421,720
Philtown Properties, Inc. (I)	3,844	129
RFM Corp.	266,000	23,977
Rizal Commercial Banking Corp.	409,800	267,356
Robinsons Land Corp.	1,559,300	945,908
Robinsons Retail Holdings, Inc.	97,030	156,000
San Miguel Corp.	429,490	718,249
San Miguel Pure Foods Company, Inc.	7,670	29,013
Security Bank Corp.	194,680	739,691
Top Frontier Investment Holdings, Inc. (I)	74,514	283,383
Trans-Asia Oil & Energy Development Corp.	1,023,000	61,360
Travellers International Hotel Group, Inc.	486,800	39,641
Union Bank of the Philippines	354,090	442,660
Vista Land & Lifescapes, Inc.	4,898,700	496,050
		11,039,289
Poland - 2.0%
Agora SA (I)	30,773	104,180
Asseco Poland SA	62,870	1,019,424
Bank Millennium SA (I)	216,273	337,849
Bioton SA (I)(L)	45,462	145,459
ComArch SA (I)	1,802	61,768
Enea SA	115,475	368,228
Farmacol SA (I)	6,600	78,054
Firma Oponiarska Debica SA	2,457	56,908
Getin Holding SA (I)	169,278	57,986
Grupa Azoty SA (I)	12,877	332,039
Grupa Kety SA	5,301	454,399
Grupa Lotos SA (I)	41,499	309,535
Impexmetal SA (I)	97,106	64,441
Jastrzebska Spolka Weglowa SA (I)	10,210	37,669
KGHM Polska Miedz SA	91,148	1,855,277

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Kopex SA	22,034	$22,476
LC Corp. SA (I)	155,767	89,540
Magellan SA	349	5,986
mBank (I)	2,430	220,914
MCI Capital SA (I)	20,609	62,798
Netia SA	230,312	306,651
Orbis SA	31,871	525,097
PGE Polska Grupa Energetyczna SA	586,950	2,194,665
PKP Cargo SA	3,929	45,098
Polnord SA (I)	19,758	71,360
Polski Koncern Miesny Duda SA (I)	2,666	3,750
Polski Koncern Naftowy Orlen SA	196,915	3,895,232
Powszechna Kasa Oszczednosci
Bank Polski SA (I)	111,620	830,234
Sygnity SA (I)	6,918	15,381
Tauron Polska Energia SA	795,042	640,396
Trakcja SA (I)	22,296	79,182
Vistula Group SA (I)	37,313	30,380
		14,322,356
Russia - 2.3%
Gazprom PAO, ADR	2,666,928	11,471,561
Lukoil PJSC, ADR	105,856	4,057,112
Magnitogorsk Iron & Steel Works OJSC, GDR	76,123	329,898
RusHydro PJSC, ADR	514,007	516,134
VTB Bank PJSC, GDR	21,612	47,836
		16,422,541
South Africa - 7.7%
Adcorp Holdings, Ltd.	64,690	65,672
AECI, Ltd.	55,858	343,398
African Bank Investments, Ltd. (I)	690,372	14,496
African Rainbow Minerals, Ltd.	107,152	688,649
Alexander Forbes Group Holdings, Ltd.	196,894	89,135
Allied Electronics Corp., Ltd., A Shares	34,041	11,324
Anglo American Platinum, Ltd. (I)	20,799	508,641
AngloGold Ashanti, Ltd., ADR (I)(L)	282,573	3,868,424
ArcelorMittal South Africa, Ltd. (I)	138,452	73,209
Astral Foods, Ltd.	10,923	81,996
Aveng, Ltd. (I)	337,481	88,737
Barclays Africa Group, Ltd.	223,005	2,252,676
Barloworld, Ltd.	181,255	924,018
Blue Label Telecoms, Ltd.	263,306	271,975
Caxton & CTP Publishers & Printers, Ltd.	156,613	158,794
Clover Industries, Ltd.	61,156	71,296
Consolidated Infrastructure Group, Ltd. (I)	11,072	21,470
DataTec, Ltd.	172,796	538,365
DRDGOLD, Ltd.	348,805	140,616
Eqstra Holdings, Ltd. (I)	216,889	22,731
Exxaro Resources, Ltd. (L)	83,396	405,338
Gold Fields, Ltd., ADR (L)	775,427	3,055,182
Grindrod, Ltd.	411,999	320,685
Group Five, Ltd.	94,236	134,827
Harmony Gold Mining
Company, Ltd., ADR (I)(L)	319,915	1,164,491
Hudaco Industries, Ltd.	16,112	117,562
Hulamin, Ltd.	112,965	47,075
Illovo Sugar, Ltd. (I)	97,731	136,333
Impala Platinum Holdings, Ltd. (I)	334,657	1,062,452
Imperial Holdings, Ltd.	73,585	749,713
Investec, Ltd.	137,041	1,019,102
KAP Industrial Holdings, Ltd.	570,346	248,791
Lewis Group, Ltd. (L)	81,655	259,989
Liberty Holdings, Ltd.	98,257	962,360
Mediclinic International PLC (I)	37,588	483,122
Merafe Resources, Ltd.	1,207,366	62,065
Metair Investments, Ltd.	50,105	67,171
MMI Holdings, Ltd.	816,004	1,372,500
Mondi, Ltd.	84,204	1,620,340
Mpact, Ltd.	138,126	484,447
MTN Group, Ltd. (L)	566,421	5,172,782
Murray & Roberts Holdings, Ltd.	221,422	188,866
Nedbank Group, Ltd.	124,314	1,631,289
Northam Platinum, Ltd. (I)	147,112	418,863
Omnia Holdings, Ltd.	42,258	389,364
Peregrine Holdings, Ltd.	96,580	177,962
Pinnacle Holdings, Ltd. (I)	94,723	95,462
PSG Group, Ltd.	25,135	340,964
Raubex Group, Ltd.	77,675	96,221
RCL Foods, Ltd.	30,337	28,757
Reunert, Ltd.	25,410	119,156
Royal Bafokeng Platinum, Ltd. (I)	27,825	71,991
Sappi, Ltd. (I)	331,201	1,465,193
Sappi, Ltd., ADR (I)	156,861	671,365
Sasol, Ltd.	241,521	7,167,003
Sasol, Ltd., ADR	66,708	1,970,554
Sibanye Gold, Ltd., ADR (L)	176,508	2,677,626
Standard Bank Group, Ltd.	681,102	6,094,455
Stefanutti Stocks Holdings, Ltd. (I)	60,065	15,843
Super Group, Ltd. (I)	241,298	713,818
Telkom SA SOC, Ltd., ADR	3,000	48,450
Telkom SA, Ltd.	212,426	827,176
Tiger Wheels, Ltd. (I)	32,678	0
Tongaat Hulett, Ltd.	68,141	481,365
Trencor, Ltd.	100,698	314,452
Wilson Bayly Holmes-Ovcon, Ltd.	6,542	52,742
		55,240,886
South Korea - 14.9%
Asia Cement Company, Ltd.	148	12,203
ASIA Holdings Company, Ltd.	888	82,272
Asia Paper Manufacturing Company, Ltd. (I)	1,600	24,693
Asiana Airlines, Inc. (I)	26,396	110,866
AUK Corp. (I)	19,670	39,022
BNK Financial Group, Inc.	120,296	1,020,216
BYC Company, Ltd.	201	91,509
CammSys Corp. (I)(L)	15,682	52,018
Chosun Refractories Company, Ltd.	1,708	138,842
Cosmochemical Company, Ltd. (I)	3,570	15,103
Dae Dong Industrial Company, Ltd.	5,828	42,482
Dae Han Flour Mills Company, Ltd.	683	117,313
Daechang Company, Ltd. (I)	43,270	36,849
Daeduck Electronics Company	6,800	49,345
Daeduck GDS Company, Ltd.	10,322	108,727
Daegu Department Store (I)	6,436	79,338
Daehan Steel Company, Ltd.	9,250	83,456
Daekyo Company, Ltd.	13,194	122,890
Daelim Industrial Company, Ltd.	12,024	956,246
Daesang Holdings Company, Ltd.	321	3,681
Daesung Holdings Company, Ltd.	4,160	35,615
Daewoo Engineering &
Construction Company, Ltd. (I)	28,193	154,801
Daewoo International Corp.	14,413	272,368
Daewoo Securities Company, Ltd.	62,611	452,937
Daewoo Shipbuilding & Marine
Engineering Company, Ltd. (I)	33,144	147,097
Dahaam E-Tec Company, Ltd. (I)	2,630	41,396
Daishin Securities Company, Ltd.	27,064	283,910

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Daou Technology, Inc.	12,909	$244,495
Dasan Networks, Inc. (I)	7,253	42,124
DGB Financial Group, Inc.	101,366	789,020
DK UIL Company, Ltd.	960	10,154
Dong Ah Tire & Rubber Company, Ltd.	6,260	149,646
Dong-Il Corp.	706	38,878
Dongbang Transport Logistics Company, Ltd.	5,500	11,940
Dongbu Insurance Company, Ltd.	461	30,660
Dongbu Securities Company, Ltd. (I)	24,463	83,969
Dongbu Steel Company, Ltd. (I)(L)	5,926	12,955
Dongil Industries Company, Ltd.	859	48,635
Dongkook Industrial Company, Ltd. (I)	3,600	8,070
Dongkuk Industries Company, Ltd.	5,249	18,301
Dongkuk Steel Mill Company, Ltd. (I)	39,251	235,526
Dongwha Pharmaceutical Company, Ltd.	11,696	82,914
Dongyang E&P, Inc.	676	8,185
Doosan Corp.	5,073	392,425
Doosan Heavy Industries and
Construction Company, Ltd.	20,139	380,788
Doosan Infracore Company, Ltd. (I)(L)	68,568	391,039
DRB Holding Company, Ltd.	5,665	63,888
DY Corp.	4,183	24,313
e-LITECOM Company, Ltd.	1,377	17,409
E-Mart Company, Ltd.	6,779	1,041,012
Eagon Industrial, Ltd.	2,280	22,233
EM-Tech Company, Ltd. (I)	2,211	20,988
Eugene Corp.	8,573	34,452
Eugene Investment &
Securities Company, Ltd. (I)	55,521	134,260
Fursys, Inc.	792	25,258
Gaon Cable Company, Ltd.	2,934	52,861
GOLFZONYUWONHOLDINGS
Company, Ltd.	3,210	24,448
GS Engineering & Construction Corp. (I)	22,145	529,394
GS Holdings Corp.	30,293	1,565,254
Gwangju Shinsegae Company, Ltd.	507	118,022
Halla Corp. (I)	14,352	53,154
Halla Holdings Corp.	1,955	92,302
Han Kuk Carbon Company, Ltd.	6,020	37,400
Hana Financial Group, Inc.	118,175	2,564,019
Hana Micron, Inc.	3,279	14,689
Handok, Inc.	121	3,758
Handsome Company, Ltd.	2,848	99,967
Hanil Cement Company, Ltd.	2,355	191,450
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	40,400	128,706
Hanjin Heavy Industries & Construction
Holdings Company, Ltd. (I)	9,497	47,279
Hanjin Kal Corp. (L)	21,040	411,370
Hanjin Shipping Company, Ltd. (I)	10,681	30,035
Hanjin Transportation Company, Ltd.	5,755	200,029
Hankuk Paper Manufacturing Company, Ltd.	2,831	73,283
Hansol Holdings Company, Ltd. (I)	20,990	146,737
Hansol Paper Company, Ltd.	8,224	158,383
Hanwha Chemical Corp.	55,685	1,216,603
Hanwha Corp.	33,913	1,053,207
Hanwha General Insurance Company, Ltd.	10,207	75,486
Hanwha Investment &
Securities Company, Ltd. (I)	35,446	110,221
Hanwha Life Insurance Company, Ltd.	106,775	625,813
Hanwha Techwin Company, Ltd.	7,569	267,144
Hanyang Securities Company, Ltd.	10,199	67,781
Heung-A Shipping Company, Ltd.	19,973	25,582
Hitejinro Holdings Company, Ltd.	6,006	80,355
HMC Investment Securities Company, Ltd.	11,431	98,588
HS R&A Company, Ltd.	986	39,359
Humax Company, Ltd.	5,496	63,164
Huvis Corp.	2,191	17,033
Hwa Shin Company, Ltd.	3,135	17,977
Hwacheon Machine Tool Company, Ltd.	940	47,510
HwaSung Industrial Company, Ltd.	4,800	56,189
Hyosung Corp.	11,178	1,406,846
Hyundai BNG Steel Company, Ltd. (I)	5,400	50,322
Hyundai Corp.	530	10,670
Hyundai Department Store Company, Ltd.	4,648	559,175
Hyundai Development Company	20,199	812,227
Hyundai Engineering &
Construction Company, Ltd.	26,933	993,308
Hyundai Heavy Industries Company, Ltd. (I)	16,834	1,569,182
Hyundai Home Shopping Network Corp.	585	66,727
Hyundai Hy Communications &
Networks Company, Ltd.	8,963	26,661
Hyundai Mobis Company, Ltd.	2,383	519,203
Hyundai Motor Company	72,136	9,627,019
Hyundai Rotem Company, Ltd. (I)	3,668	55,727
Hyundai Securities Company, Ltd.	45,671	274,460
Hyundai Steel Company	44,241	2,149,660
Hyundai Wia Corp.	4,861	446,600
Iljin Display Company, Ltd. (I)	8,213	32,389
Iljin Electric Company, Ltd.	2,300	10,268
Ilshin Spinning Company, Ltd.	867	109,270
Ilsung Pharmaceutical Company, Ltd.	663	64,991
Industrial Bank of Korea	132,240	1,416,593
Interflex Company, Ltd. (I)	965	9,286
INTOPS Company, Ltd.	2,551	45,836
Inzi Controls Company, Ltd.	6,050	28,924
ISU Chemical Company, Ltd.	5,748	77,573
IsuPetasys Company, Ltd.	4,963	23,885
Jahwa Electronics Company, Ltd.	4,238	55,624
JB Financial Group Company, Ltd.	68,876	349,411
Jeil Savings Bank (I)	1,820	48
Kangnam Jevisco Company, Ltd.	1,970	69,009
KB Capital Company, Ltd.	3,729	68,593
KB Financial Group, Inc., ADR	165,062	4,554,061
KB Insurance Company, Ltd.	8,921	265,871
KCC Corp.	1,261	458,480
Keyang Electric Machinery Company, Ltd.	13,000	52,306
KG Chemical Corp.	4,747	62,511
Kia Motors Corp.	115,445	4,876,515
KISCO Corp.	2,680	106,302
KISCO Holdings Company, Ltd.	778	44,946
Kishin Corp. (I)	1,549	8,066
KISWIRE, Ltd.	4,303	167,242
Kolon Corp.	1,959	105,682
Kolon Industries, Inc.	7,361	466,278
Korea Cast Iron Pipe
Industries Company, Ltd. (I)	3,002	29,861
Korea Circuit Company, Ltd.	3,910	38,487
Korea Electric Terminal Company, Ltd.	2,952	244,972
Korea Flange Company, Ltd. (I)	3,799	52,675
Korea Investment Holdings Company, Ltd.	19,739	759,276
Korea Line Corp. (I)	1,145	16,992
Korean Air Lines Company, Ltd. (I)	11,047	299,189
Korean Petrochemical Industrial Company, Ltd.	1,350	303,088
Korean Reinsurance Company, Ltd.	34,840	425,261
Kortek Corp.	5,352	52,209

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
KPX Chemical Company, Ltd.	933	$43,462
KTB Investment & Securities Company, Ltd. (I)	21,545	52,789
Kukdo Chemical Company, Ltd.	1,414	84,162
Kumho Electric Company, Ltd. (I)	2,785	31,161
Kumho Tire Company, Inc. (I)	22,912	168,389
Kwangju Bank	16,303	119,340
Kyeryong Construction
Industrial Company, Ltd. (I)	2,811	25,941
Kyobo Securities Company	12,618	108,150
Kyung-In Synthetic Corp.	4,040	12,857
Kyungbang, Ltd.	532	91,457
LF Corp.	5,671	128,430
LG Corp.	41,970	2,514,385
LG Display Company, Ltd., ADR (L)	324,809	3,712,567
LG Electronics, Inc.	74,056	3,992,304
LG International Corp.	3,162	99,076
LG Uplus Corp.	77,177	745,868
Lotte Chemical Corp.	2,707	809,583
Lotte Chilsung Beverage Company, Ltd.	283	450,219
Lotte Confectionery Company, Ltd.	219	491,795
LOTTE Fine Chemical Company, Ltd.	4,085	145,465
LOTTE Himart Company, Ltd.	2,190	97,976
Lotte Non-Life Insurance Company, Ltd. (I)	13,176	33,106
Lotte Shopping Company, Ltd.	4,717	1,035,972
LS Corp.	5,199	203,860
Lumens Company, Ltd. (I)	5,665	20,132
Mando Corp.	1,451	198,616
MegaStudy Company, Ltd.	329	11,156
Melfas, Inc. (I)	5,286	36,173
Meritz Securities Company, Ltd.	18,117	56,525
Mi Chang Oil Industrial Company, Ltd.	743	58,213
Mirae Asset Securities Company, Ltd.	28,249	577,312
MK Electron Company, Ltd.	3,591	26,082
MNTech Company, Ltd. (I)	3,764	16,616
Moorim P&P Company, Ltd.	16,648	70,926
Moorim Paper Company, Ltd. (I)	13,820	39,222
Motonic Corp.	4,725	44,468
Namyang Dairy Products Company, Ltd.	211	150,776
Nexen Corp.	953	66,229
NH Investment & Securities Company, Ltd.	62,300	541,423
NHN Entertainment Corp. (I)	2,841	136,466
Nong Shim Holdings Company, Ltd.	962	127,530
NOROO Paint & Coatings Company, Ltd.	3,102	31,480
OCI Company, Ltd. (I)(L)	4,813	446,726
PaperCorea, Inc. (I)(L)	70,940	46,511
Poonglim Industrial Company, Ltd. (I)	189	364
Poongsan Corp.	5,680	147,248
Poongsan Holdings Corp.	2,461	92,824
POSCO	17,206	3,282,183
POSCO Coated & Color Steel Company, Ltd.	2,418	42,959
POSCO, ADR (L)	44,010	2,082,993
Power Logics Company, Ltd. (I)	5,464	16,997
Pyeong Hwa Automotive Company, Ltd.	1,974	23,063
S&T Dynamics Company, Ltd.	12,563	152,027
S&T Holdings Company, Ltd.	5,542	120,059
S&T Motiv Company, Ltd.	3,963	239,664
S-Oil Corp.	2,794	239,578
Sajo Industries Company, Ltd. (I)	565	29,992
Sam Young Electronics Company, Ltd.	8,171	83,950
Samho Development Company, Ltd.	3,660	11,968
SAMHWA Paints Industrial Company, Ltd.	2,462	26,801
Samsung Card Company, Ltd.	10,909	359,280
Samsung Electro-Mechanics Company, Ltd.	11,335	582,944
Samsung Electronics Company, Ltd.	2,393	2,746,224
Samsung Heavy
Industries Company, Ltd. (I)(L)	34,518	334,299
Samsung Life Insurance Company, Ltd.	23,123	2,378,795
Samsung SDI Company, Ltd.	14,723	1,274,686
Samsung Securities Company, Ltd.	12,976	453,536
Samyang Corp.	937	77,549
Samyang Holdings Corp.	2,059	283,211
Samyang Tongsang Company, Ltd.	893	37,144
SAVEZONE I&C Corp.	13,845	66,065
SBS Media Holdings Company, Ltd.	16,606	46,993
SeAH Besteel Corp.	3,552	85,501
SeAH Holdings Corp.	664	84,467
SeAH Steel Corp.	2,215	133,934
Sebang Company, Ltd.	8,418	126,656
Sebang Global Battery Company, Ltd.	1,732	64,512
Sejong Industrial Company, Ltd.	2,080	17,822
Seohee Construction Company, Ltd. (I)	40,163	40,719
Sewon Precision Industry Company, Ltd.	547	10,085
SG Corp. (I)	53,477	55,883
Shinhan Financial Group Company, Ltd., ADR	234,470	8,255,689
Shinsegae Company, Ltd.	3,309	587,856
Shinsegae Information &
Communication Company, Ltd.	621	51,843
Shinsung Solar Energy Company, Ltd. (I)	30,622	43,131
Shinsung Tongsang Company, Ltd. (I)	24,560	34,030
Shinwon Corp. (I)	22,404	35,070
Shinyoung Securities Company, Ltd. (I)	3,414	178,523
Signetics Corp. (I)	11,897	17,329
Silla Company, Ltd.	4,217	59,710
Sindoh Company, Ltd.	3,394	149,612
SK Chemicals Company, Ltd. (L)	5,389	376,934
SK Gas Company, Ltd.	2,955	206,214
SK Holdings Company, Ltd.	9,504	1,854,844
SK Hynix, Inc.	26,533	653,181
SK Innovation Company, Ltd.	26,029	3,922,960
SK Networks Company, Ltd.	22,807	127,614
SK Securities Company, Ltd. (I)	105,396	107,924
SKC Company, Ltd.	5,852	162,742
SL Corp.	2,782	39,263
Songwon Industrial Company, Ltd.	6,230	107,916
Ssangyong Cement Industrial Company, Ltd. (I)	10,426	176,800
Sunchang Corp.	2,607	30,280
Sung Kwang Bend Company, Ltd.	2,566	26,384
Sungchang Enterprise Holdings, Ltd.	915	35,961
Sungshin Cement Company, Ltd. (I)	9,269	79,739
Sungwoo Hitech Company, Ltd.	11,225	97,168
Tae Kyung Industrial Company, Ltd.	10,000	45,923
Taekwang Industrial Company, Ltd.	304	247,486
Taewoong Company, Ltd. (I)	1,493	23,711
Taeyoung Engineering &
Construction Company, Ltd. (I)	26,384	138,115
Tailim Packaging Industrial Company, Ltd.	18,151	49,889
The Basic House Company, Ltd. (I)	2,462	22,940
TK Chemical Corp. (I)	7,585	13,752
Tong Yang Moolsan Company, Ltd.	1,510	17,973
Tongyang Life Insurance	12,010	124,220
Tovis Company, Ltd.	1,843	16,847
TS Corp.	2,807	59,285
Ubiquoss, Inc.	2,215	25,197
Uju Electronics Company, Ltd.	1,757	25,159
Unid Company, Ltd.	2,188	95,316
Wiscom Company, Ltd.	3,760	15,132

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Woori Bank	141,281	$1,168,368
Woori Bank, ADR	83	2,070
YESCO Company, Ltd.	1,950	63,085
Yoosung Enterprise Company, Ltd.	6,386	22,444
Youlchon Chemical Company, Ltd.	6,065	68,122
Young Poong Corp.	143	136,698
Yuanta Securities Korea Company, Ltd. (I)(L)	56,972	178,417
YuHwa Securities Company, Ltd.	3,410	47,127
		107,442,905
Taiwan - 14.4%
Ability Enterprise Company, Ltd. (I)	104,979	65,588
AcBel Polytech, Inc.	82,000	67,854
Accton Technology Corp.	247,722	270,579
Acer, Inc. (I)	1,337,452	512,948
ACES Electronic Company, Ltd.	29,000	30,370
Achem Technology Corp.	128,173	50,374
Action Electronics Company, Ltd. (I)	190,923	21,355
Advanced Connectek, Inc. (I)	52,000	10,725
Advanced International
Multitech Company, Ltd.	11,000	7,199
AGV Products Corp. (I)	317,100	79,609
ALI Corp.	56,000	41,644
Alpha Networks, Inc.	220,500	115,718
Altek Corp.	135,104	115,979
AmTRAN Technology Company, Ltd.	327,185	190,500
APCB, Inc.	92,000	43,133
Apex Science & Engineering	43,472	12,519
Ardentec Corp.	77,706	53,117
Asia Cement Corp.	1,030,805	941,833
Asia Optical Company, Inc. (I)	159,000	139,783
Asia Polymer Corp.	98,070	55,466
Asia Vital Components Company, Ltd.	148,328	129,280
Asustek Computer, Inc.	95,000	852,470
AU Optronics Corp., ADR	759,856	2,241,575
Audix Corp.	64,960	67,638
Avermedia Technologies, Inc. (I)	104,000	30,335
Avision, Inc. (I)	98,751	21,937
Bank of Kaohsiung	318,039	87,545
BenQ Materials Corp.	25,000	15,295
BES Engineering Corp.	900,700	177,671
Biostar Microtech International Corp. (I)	67,000	15,239
Bright Led Electronics Corp.	97,000	26,363
Cameo Communications, Inc. (I)	164,944	28,340
Capital Securities Corp.	1,013,069	276,298
Carnival Industrial Corp. (I)	205,000	32,865
Cathay Financial Holdings Company, Ltd.	2,428,000	2,904,933
Cathay Real Estate
Development Company, Ltd.	663,000	295,535
Central Reinsurance Company, Ltd.	118,290	54,546
ChainQui Construction
Development Company, Ltd.	54,000	40,613
Champion Building
Materials Company, Ltd. (I)	120,132	26,324
Chang Hwa Commercial Bank	2,740,665	1,405,073
Charoen Pokphand Enterprise	113,785	87,733
Cheng Loong Corp.	643,320	231,857
Cheng Uei Precision Industry Company, Ltd.	303,629	401,633
Chia Chang Company, Ltd.	50,000	35,083
Chia Hsin Cement Corp.	264,773	77,630
Chien Kuo Construction Company, Ltd.	72,000	20,006
Chimei Materials Technology Corp.	24,000	14,614
Chin-Poon Industrial Company, Ltd.	194,571	351,105
China Airlines, Ltd. (I)	1,214,910	433,739
China Chemical &
Pharmaceutical Company, Ltd.	163,000	98,010
China Development Financial Holdings Corp.	6,074,208	1,622,821
China Electric Manufacturing Corp. (I)	93,000	26,542
China General Plastics Corp.	231,688	115,512
China Glaze Company, Ltd.	98,000	32,260
China Life Insurance Company, Ltd.	1,139,950	877,404
China Man-Made Fiber Corp. (I)	713,000	180,430
China Metal Products Company, Ltd.	138,513	127,584
China Motor Corp.	301,125	215,904
China Petrochemical Development Corp. (I)	886,550	223,017
China Steel Corp.	5,476,180	3,808,373
China Steel Structure Company, Ltd.	50,000	34,624
China Synthetic Rubber Corp.	149,291	113,127
China Wire & Cable Company, Ltd. (I)	102,400	42,987
Chinese Maritime Transport, Ltd.	29,000	21,824
Chong Hong Construction Company	15,000	22,381
Chun Yu Works & Company, Ltd.	161,000	69,545
Chun Yuan Steel	334,874	107,186
Chung Hsin Electric &
Machinery Manufacturing Corp.	255,500	143,326
Chung Hung Steel Corp. (I)	235,625	42,300
Chung Hwa Pulp Corp.	345,977	106,946
Chunghwa Picture Tubes, Ltd. (I)	3,057,429	67,449
Clevo Company	53,000	47,825
CMC Magnetics Corp. (I)	1,291,443	139,579
CoAsia Microelectronics Corp.	40,950	26,593
Collins Company, Ltd.	90,626	33,482
Compal Electronics, Inc.	3,277,000	2,056,209
Compeq Manufacturing Company	771,000	493,130
Concord Securities Corp. (I)	135,000	28,416
Continental Holdings Corp. (I)	303,050	108,273
Coretronic Corp.	421,500	430,589
Coxon Precise Industrial Company, Ltd.	59,000	90,159
CSBC Corp. Taiwan	147,100	73,376
CTBC Financial Holding Company, Ltd.	492,063	259,841
CviLux Corp.	24,000	20,107
D-Link Corp. (I)	417,511	133,691
DA CIN Construction Company, Ltd.	62,000	30,514
Darfon Electronics Corp.	157,850	105,320
Darwin Precisions Corp.	323,099	117,966
Delpha Construction Company, Ltd.	77,261	43,339
Dynamic Electronics Company, Ltd. (I)	159,762	45,745
Dynapack International Technology Corp.	29,000	44,850
E Ink Holdings, Inc. (I)	150,000	86,682
E.Sun Financial Holding Company, Ltd.	3,601,680	2,014,103
Eastern Media International Corp. (I)	333,608	65,527
Edimax Technology Company, Ltd.	53,404	18,324
Edison Opto Corp. (I)	62,000	30,238
Elite Material Company	113,000	215,251
Elite Semiconductor Memory Technology, Inc.	39,000	34,121
Elitegroup Computer Systems Company, Ltd.	272,104	169,863
ENG Electric Company, Ltd.	48,760	26,914
EnTie Commercial Bank	106,000	47,728
Episil Holdings, Inc. (I)	70,000	26,621
Epistar Corp.	514,312	371,337
Etron Technology, Inc.	26,000	9,934
Eva Airways Corp. (I)	650,511	363,651
Everest Textile Company, Ltd.	180,000	88,652
Evergreen International Storage
& Transport Corp.	353,600	148,236
Evergreen Marine Corp Taiwan, Ltd.	1,051,063	390,103
Everlight Chemical Industrial Corp.	65,000	40,815

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Everlight Electronics Company, Ltd.	36,000	$59,946
Excelsior Medical Company, Ltd.	56,695	88,529
Far Eastern Department Stores Company, Ltd.	342,720	179,902
Far Eastern International Bank	1,790,965	530,354
Far Eastern New Century Corp.	1,129,249	922,255
Farglory F T Z Investment
Holding Company, Ltd. (I)	45,000	21,118
Farglory Land Development Company, Ltd.	110,530	127,155
Federal Corp.	404,105	187,114
First Copper Technology Company, Ltd.	106,000	23,280
First Financial Holding Company, Ltd.	4,203,678	2,076,242
First Insurance Company, Ltd.	158,475	56,118
First Steamship Company, Ltd.	249,104	68,548
Formosa Advanced
Technologies Company, Ltd.	24,000	17,270
Formosa Chemicals & Fibre Corp.	315,000	784,783
Formosa Oilseed Processing	51,578	49,795
Formosa Taffeta Company, Ltd.	405,000	395,915
Formosan Rubber Group, Inc.	272,000	149,095
Formosan Union Chemical	227,940	117,617
Fortune Electric Company, Ltd.	35,000	17,552
Founding Construction &
Development Company, Ltd.	104,349	56,585
Foxconn Technology Company, Ltd.	352,492	790,748
Foxlink Image Technology Company, Ltd.	67,000	36,006
Froch Enterprise Company, Ltd.	43,060	13,434
FSP Technology, Inc.	59,227	43,219
Fubon Financial Holding Company, Ltd.	3,462,417	4,410,065
Fullerton Technology Company, Ltd.	86,460	65,055
Fulltech Fiber Glass Corp.	149,616	53,193
Fwusow Industry Company, Ltd.	121,441	57,754
G Shank Enterprise Company, Ltd.	40,535	30,277
G Tech Optoelectronics Corp. (I)	60,000	20,949
Gallant Precision Machining Company, Ltd.	66,000	33,207
Gemtek Technology Corp.	199,697	111,664
Genesis Photonics, Inc. (I)	160,240	32,604
Genius Electronic Optical Company, Ltd. (I)	16,000	27,471
Getac Technology Corp.	296,000	207,770
Giantplus Technology Company, Ltd. (I)	30,000	20,354
Giga Solution Tech Company, Ltd.	19,000	12,177
Gigabyte Technology Company, Ltd.	250,000	275,739
Gintech Energy Corp. (I)	278,318	220,960
Global Brands Manufacture, Ltd. (I)	171,806	39,497
Global Lighting Technologies, Inc.	23,000	48,551
Globe Union Industrial Corp.	96,750	46,257
Gloria Material Technology Corp.	283,350	157,619
Gold Circuit Electronics, Ltd. (I)	364,204	101,246
Goldsun Building Materials Company, Ltd.	947,714	277,741
Grand Ocean Retail Group, Ltd.	18,000	13,971
Grand Pacific Petrochemical Corp.	670,000	359,863
Great Wall Enterprise Company, Ltd.	175,400	113,309
Green Energy Technology, Inc. (I)	147,194	85,952
GTM Holdings Corp. (I)	78,000	30,170
Hannstar Board Corp.	128,759	39,999
HannStar Display Corp. (I)	1,649,842	218,421
Harvatek Corp.	132,836	47,610
Hey Song Corp.	177,000	194,262
Ho Tung Chemical Corp. (I)	546,229	126,836
Hocheng Corp.	150,500	39,644
Holy Stone Enterprise Company, Ltd.	118,300	126,747
Hon Hai Precision Industry Company, Ltd.	1,631,100	4,293,476
Hong TAI Electric Industrial	148,000	39,509
Horizon Securities Company, Ltd.	223,000	42,968
Hsin Kuang Steel Company, Ltd.	157,085	70,205
Hsing TA Cement Company, Ltd.	67,100	20,697
HTC Corp.	163,000	466,151
Hua Eng Wire & Cable Company, Ltd. (I)	281,000	62,642
Hua Nan Financial Holdings Company, Ltd.	2,970,942	1,476,787
Huaku Development Company, Ltd.	61,000	112,778
Huang Hsiang Construction Company	35,000	30,139
Hung Ching Development &
Construction Company, Ltd.	80,000	45,086
Hung Poo Real Estate Development Corp.	123,000	101,729
Hung Sheng Construction Company, Ltd. (I)	338,200	162,287
Hwa Fong Rubber Company, Ltd.	58,000	22,717
I-Chiun Precision Industry Company, Ltd.	98,000	28,314
Ichia Technologies, Inc.	184,180	97,716
Infortrend Technology, Inc.	118,000	61,559
Innolux Corp.	6,278,561	2,192,312
Inotera Memories, Inc. (I)	1,103,000	998,221
Inventec Corp.	284,000	179,842
ITE Technology, Inc.	7,913	7,052
Jess-Link Products Company, Ltd.	57,000	50,012
Jih Sun Financial Holdings Company, Ltd.	153,520	34,020
K Laser Technology, Inc.	82,214	37,030
Kang Na Hsiung Enterprise Company, Ltd.	105,000	38,166
Kaulin Manufacturing Company, Ltd.	71,710	38,527
KEE TAI Properties Company, Ltd.	90,000	46,000
Kenmec Mechanical
Engineering Company, Ltd.	44,000	17,139
Kindom Construction Company, Ltd.	117,000	59,019
King Yuan Electronics Company, Ltd.	878,796	780,327
King’s Town Bank	421,000	289,507
King’s Town Construction Company, Ltd.	15,300	8,632
Kinko Optical Company, Ltd. (I)	36,000	17,820
Kinpo Electronics, Inc. (I)	895,269	294,470
Kinsus Interconnect Technology Corp.	88,000	195,417
KS Terminals, Inc.	37,000	47,219
Kuo Toong International Company, Ltd.	19,045	16,910
Kuoyang Construction Company, Ltd.	52,335	19,506
Kwong Fong Industries	130,536	76,846
KYE Systems Corp.	231,651	71,857
L&K Engineering Company, Ltd.	74,000	76,284
LAN FA Textile	143,863	44,911
LCY Chemical Corp. (I)	19,000	19,648
Leader Electronics, Inc.	51,000	15,285
Lealea Enterprise Company, Ltd.	446,124	131,380
LEE CHI Enterprises Company, Ltd.	118,000	41,227
Leofoo Development Company, Ltd.	125,969	39,314
LES Enphants Company, Ltd. (I)	64,000	31,016
Lextar Electronics Corp.	78,000	39,745
Li Peng Enterprise Company, Ltd. (I)	441,030	113,680
Lien Hwa Industrial Corp.	416,950	262,350
Lingsen Precision Industries, Ltd.	319,481	91,447
Lite-On Semiconductor Corp.	139,693	94,521
Lite-On Technology Corp.	1,645,260	2,007,036
Long Chen Paper Company, Ltd.	375,307	149,873
Longwell Company	23,000	24,223
Lotes Company, Ltd.	32,000	106,271
Lucky Cement Corp.	181,000	57,650
Macronix International (I)	2,539,001	331,343
Marketech International Corp.	82,000	68,740
Masterlink Securities Corp.	730,825	209,483
Mayer Steel Pipe Corp.	160,379	62,803
Mega Financial Holding Company, Ltd.	6,277,472	4,464,881
Meiloon Industrial Company, Ltd.	73,000	30,871

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Mercuries & Associates, Ltd.	56,000	$36,087
Mercuries Life Insurance Company, Ltd.	166,418	81,699
Merry Electronics Company, Ltd.	24,000	41,000
Micro-Star International Company, Ltd.	504,264	776,775
Mitac Holdings Corp.	404,978	321,388
MPI Corp.	9,000	22,022
Nan Ya Printed Circuit Board Corp.	87,000	91,683
Nantex Industry Company, Ltd.	34,698	28,954
Nien Hsing Textile Company, Ltd.	187,000	142,434
Nishoku Technology, Inc.	6,000	8,913
Optimax Technology Corp. (I)	103,000	17,871
OptoTech Corp.	305,000	108,987
Oriental Union Chemical Corp.	32,000	20,240
Pacific Construction Company, Ltd.	89,289	40,711
Pan Jit International, Inc. (I)	249,000	129,516
Pan-International Industrial Corp.	32,481	13,303
Paragon Technologies Company, Ltd. (I)	28,904	23,858
Pegatron Corp.	1,024,660	2,385,405
Phihong Technology Company, Ltd.	152,000	55,490
Pou Chen Corp.	341,348	434,739
Powertech Technology, Inc.	472,000	1,069,694
President Securities Corp.	564,285	240,229
Prime Electronics Satellitics, Inc. (I)	50,000	17,715
Prince Housing & Development Corp.	275,555	102,260
Prodisc Technology, Inc. (I)	762,000	0
Qisda Corp.	1,359,280	439,391
Qualipoly Chemical Corp.	22,332	23,518
Quanta Storage, Inc.	131,000	93,601
Quintain Steel Company, Ltd. (I)	235,111	50,461
Radium Life Tech Company, Ltd. (I)	414,335	135,810
Ralec Electronic Corp.	30,335	49,362
Rexon Industrial Corp., Ltd. (I)	63,456	21,492
Rich Development Company, Ltd.	131,000	40,568
Ritek Corp. (I)	1,901,029	161,165
Ruentex Development Company, Ltd.	117,949	149,272
Sampo Corp.	316,338	132,231
San Far Property, Ltd. (I)	55,000	25,619
SDI Corp.	24,000	24,644
Sheng Yu Steel Company, Ltd.	112,000	65,915
ShenMao Technology, Inc.	13,000	9,907
Shih Wei Navigation Company, Ltd.	56,740	21,150
Shihlin Electric & Engineering Corp.	41,000	50,391
Shin Kong Financial Holding Company, Ltd.	4,284,170	860,027
Shin Zu Shing Company, Ltd.	51,000	182,071
Shining Building Business Company, Ltd. (I)	49,500	18,893
Shinkong Insurance Company, Ltd.	142,000	105,028
Shinkong Synthetic Fibers Corp.	925,239	261,333
Shuttle, Inc. (I)	112,000	33,420
Sigurd Microelectronics Corp.	291,293	214,885
Silicon Integrated Systems Corp. (I)	359,000	75,374
Sino-American Silicon Products, Inc. (I)	300,000	334,609
Sinon Corp.	249,650	112,184
SinoPac Financial Holdings Company, Ltd.	5,607,489	1,733,538
Sinphar Pharmaceutical Company, Ltd.	17,000	15,507
Sirtec International Company, Ltd.	17,000	23,145
Siward Crystal Technology Company, Ltd.	64,213	42,638
Solar Applied Materials Technology Company	38,000	22,275
Solartech Energy Corp.	149,624	83,653
Southeast Cement Company, Ltd.	66,000	31,076
Spirox Corp.	72,068	43,552
Sunplus Technology Company, Ltd.	329,000	134,000
Sunrex Technology Corp.	61,273	30,466
Supreme Electronics Company, Ltd.	166,292	76,700
Sweeten Construction Company, Ltd.	39,743	20,070
Syncmold Enterprise Corp.	25,000	41,871
Synnex Technology International Corp.	292,000	300,895
Systex Corp.	21,000	39,028
TA Chen Stainless Pipe	588,974	276,215
Ta Chong Securities Company, Ltd.	51,000	13,997
Ta Ya Electric Wire & Cable Company, Ltd. (I)	387,436	55,031
TA-I Technology Company, Ltd.	75,823	39,339
Taichung Commercial Bank	1,604,404	470,565
Tainan Enterprises Company, Ltd.	85,250	101,791
Tainan Spinning Company, Ltd.	1,013,638	426,476
Taishin Financial Holding Company, Ltd.	3,472,400	1,223,647
Taisun Enterprise Company, Ltd. (I)	73,032	28,249
Taita Chemical Company, Ltd. (I)	140,028	33,531
Taiwan Business Bank (I)	2,597,611	688,582
Taiwan Cement Corp.	2,096,983	2,051,878
Taiwan Cogeneration Corp.	221,434	166,116
Taiwan Cooperative Financial
Holding Company, Ltd.	4,049,078	1,812,108
Taiwan Fertilizer Company, Ltd.	352,000	532,583
Taiwan Fire & Marine Insurance Company	6,000	4,001
Taiwan FU Hsing Industrial Company, Ltd.	45,000	62,683
Taiwan Glass Industry Corp. (I)	142,000	59,546
Taiwan Hon Chuan Enterprise Company, Ltd.	68,000	98,755
Taiwan Hopax Chemicals
Manufacturing Company, Ltd.	10,200	6,091
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Land Development Corp.	478,162	173,885
Taiwan Mask Corp.	171,150	48,107
Taiwan Navigation Company, Ltd.	49,000	21,016
Taiwan PCB Techvest Company, Ltd.	78,000	83,340
Taiwan Pulp & Paper Corp. (I)	242,640	79,909
Taiwan Semiconductor Company, Ltd.	11,000	14,595
Taiwan Surface Mounting
Technology Company, Ltd.	25,225	22,405
Taiwan TEA Corp.	456,000	210,226
Taiwan Union Technology Corp.	65,000	50,010
Taiyen Biotech Company, Ltd.	83,137	74,407
Tatung Company, Ltd. (I)	1,543,200	257,455
Teco Electric & Machinery Company, Ltd.	1,158,000	944,045
Tex-Ray Industrial Company, Ltd.	91,800	40,628
The Ambassador Hotel	54,000	44,633
Ton Yi Industrial Corp.	84,000	39,160
Tong Yang Industry Company, Ltd.	192,627	289,149
Tong-Tai Machine & Tool Company, Ltd.	122,588	91,386
Topoint Technology Company, Ltd.	70,212	50,622
TPK Holding Company, Ltd.	106,000	230,216
Transasia Airways Corp.	48,478	11,266
Tripod Technology Corp.	145,000	262,998
TSRC Corp.	175,000	148,248
Tung Ho Steel Enterprise Corp.	266,000	161,588
TURVO International Company, Ltd.	18,000	42,717
TXC Corp.	30,000	40,824
TYC Brother Industrial Company, Ltd.	131,511	104,363
Tycoons Group Enterprise Company, Ltd. (I)	310,768	36,614
Tyntek Corp.	157,361	69,612
U-Ming Marine Transport Corp.	33,000	26,149
Unimicron Technology Corp.	1,112,000	538,754
Union Bank of Taiwan	948,834	269,443
Unitech Computer Company, Ltd.	53,039	27,269
Unitech Printed Circuit Board Corp.	351,975	129,000
United Integrated Services Company, Ltd.	64,000	101,316
United Microelectronics Corp.	9,846,794	4,045,761

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Unity Opto Technology Company, Ltd.	40,000	$21,247
Universal Cement Corp.	280,771	195,051
Unizyx Holding Corp.	231,000	112,674
UPC Technology Corp.	474,156	133,118
USI Corp.	212,000	84,972
Ve Wong Corp.	80,993	54,235
Wafer Works Corp. (I)	315,482	106,358
Wah Hong Industrial Corp.	7,988	4,919
Wah Lee Industrial Corp.	76,000	105,476
Walsin Lihwa Corp. (I)	2,105,000	558,485
Walsin Technology Corp.	386,999	312,473
Walton Advanced Engineering, Inc.	229,584	64,434
Wan Hai Lines, Ltd.	381,050	219,568
Waterland Financial Holding Company, Ltd.	1,511,190	374,336
Wei Chuan Food Corp. (I)	31,000	19,065
Well Shin Technology Company, Ltd.	30,000	49,316
Winbond Electronics Corp. (I)	2,197,000	644,499
Wintek Corp. (I)	543,000	30,875
Wisdom Marine Lines Company, Ltd. (I)	53,000	60,593
Wistron Corp.	1,513,472	934,745
WPG Holdings Company, Ltd.	264,000	281,254
WT Microelectronics Company, Ltd.	101,422	121,382
WUS Printed Circuit Company, Ltd.	174,000	160,477
Yageo Corp.	356,022	587,983
Yang Ming Marine Transport Corp. (I)	786,500	209,335
YC Company, Ltd.	169,637	72,694
YC INOX Company, Ltd.	58,000	43,130
YFY, Inc.	982,202	315,929
Yi Jinn Industrial Company, Ltd.	122,904	45,076
Yieh Phui Enterprise Company, Ltd.	927,906	224,447
Young Fast Optoelectronics Company, Ltd. (I)	103,000	37,588
Yuanta Financial Holdings Company, Ltd.	5,871,319	2,096,428
Yufo Electronics Company, Ltd.	9,600	6,058
Yulon Motor Company, Ltd.	433,000	420,815
Zenitron Corp.	150,000	85,091
Zig Sheng Industrial Company, Ltd.	273,908	76,696
Zinwell Corp.	112,000	217,417
ZongTai Real Estate
Development Company, Ltd.	65,711	32,649
		104,005,227
Thailand - 3.1%
AAPICO Hitech PCL	144,720	47,333
AJ Plast PCL	117,500	21,166
Amata Corp. PCL	123,200	43,077
AP Thailand PCL	1,184,370	205,127
Asia Aviation PCL, NVDR	700,700	115,314
Asia Plus Group Holdings PCL	74,100	7,157
Bangkok Bank PCL	30,100	155,484
Bangkok Bank PCL, NVDR	105,700	540,333
Bangkok Expressway & Metro PCL (I)	2,795,910	441,083
Bangkok Insurance PCL	4,550	45,937
Bangkok Land PCL	1,141,000	47,969
Banpu PCL	513,500	243,104
Cal-Comp Electronics Thailand PCL	2,044,398	183,626
Charoen Pokphand Foods PCL	1,324,300	918,075
Eastern Water Resources Development &
Management PCL	143,600	52,631
Esso Thailand PCL (I)	1,280,700	185,605
G J Steel PCL (I)	3,241,775	20,284
G Steel PCL (I)	789,540	6,940
GFPT PCL	116,500	40,082
Hana Microelectronics PCL	323,000	328,161
Indorama Ventures PCL	898,000	581,233
IRPC PCL	5,208,900	746,604
Jasmine International PCL	1,285,800	127,096
Kasikornbank PCL, NVDR	47,500	233,244
KGI Securities Thailand PCL	566,200	57,950
Khon Kaen Sugar Industry PCL	603,570	72,016
Kiatnakin Bank PCL	275,400	328,492
Krung Thai Bank PCL	2,213,000	1,175,052
Krungthai Card PCL	3,700	9,132
MBK PCL	418,000	175,906
MCOT PCL	42,500	10,799
Padaeng Industry PCL	46,900	16,526
Polyplex Thailand PCL	266,900	49,249
Precious Shipping PCL (I)	420,600	71,664
Property Perfect PCL	1,534,900	37,087
PTT Exploration & Production PCL	967,100	1,928,100
PTT Global Chemical PCL	788,200	1,353,329
PTT PCL	868,700	6,900,407
Quality Houses PCL	1,297,200	86,835
Regional Container Lines PCL	365,100	62,176
Rojana Industrial Park PCL	149,200	23,079
Saha-Union PCL	152,200	164,401
Sansiri PCL	3,683,466	159,867
SC Asset Corp. PCL	1,577,296	147,914
Siam Future Development PCL	190,891	32,198
Siamgas & Petrochemicals PCL	121,600	38,701
Somboon Advance Technology PCL	68,200	27,879
Sri Trang Agro-Industry PCL	435,100	154,294
Srithai Superware PCL	283,000	16,217
Tata Steel Thailand PCL (I)	2,688,400	49,612
Thai Airways International PCL (I)	821,200	344,904
Thai Carbon Black PCL	44,000	27,258
Thai Oil PCL	433,100	851,083
Thai Stanley Electric PCL	700	3,352
Thanachart Capital PCL	492,800	528,662
The Bangchak Petroleum PCL	397,800	330,376
Thitikorn PCL	59,000	16,190
Thoresen Thai Agencies PCL (L)	592,357	132,812
TICON Industrial Connection PCL	59,900	20,406
Tisco Financial Group PCL	62,700	81,006
Tisco Financial Group PCL, NVDR	54,800	70,800
TMB Bank PCL	8,663,800	620,055
TPI Polene PCL	4,411,700	338,137
Vanachai Group PCL (L)	444,420	152,675
Vinythai PCL	276,900	84,201
		22,087,464
Turkey - 1.8%
Adana Cimento Sanayii TAS, Class A	51,609	128,698
Akbank TAS	569,283	1,621,539
Akenerji Elektrik Uretim AS (I)	47,080	16,223
Aksa Akrilik Kimya Sanayii AS	55,726	206,345
Alarko Holding AS	40,114	50,508
Albaraka Turk Katilim Bankasi AS	79,363	46,508
Anadolu Anonim Turk Sigorta Sirketi	237,060	144,758
Anadolu Cam Sanayii AS (I)	98,531	69,269
Anadolu Efes Biracilik Ve Malt Sanayii AS	10,445	79,484
Asya Katilim Bankasi AS (I)(L)	304,999	78,087
Aygaz AS	30,141	130,516
Baticim Bati Anadolu Cimento Sanayii AS	16,440	37,222
Borusan Mannesmann Boru Sanayi ve
Ticaret AS	23,647	54,755
Dogan Sirketler Grubu Holding AS (I)	783,433	149,998
Eczacibasi Yatirim Holding Ortakligi AS	19,302	86,736
EGE Seramik Sanayi ve Ticaret AS	19,278	31,813

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	107,225	$125,282
Enka Insaat ve Sanayi AS	42,380	73,471
Eregli Demir ve Celik Fabrikalari TAS	542,073	816,050
Global Yatirim Holding AS (I)	117,560	69,700
Goldas Kuyumculuk Sanayi Ithalat ve
Bagli Ortakliklari (I)	54,846	4,087
GSD Holding AS	219,556	88,089
Hurriyet Gazetecilik ve Matbaacilik AS (I)	163,848	33,717
Ihlas Holding AS (I)(L)	481,506	39,339
Ipek Dogal Enerji Kaynaklari Arastirma ve
Uretim AS (I)	52,948	23,309
Is Finansal Kiralama AS (L)	114,727	35,819
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class A	6,361	3,750
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class D	113,183	57,863
KOC Holding AS	163,658	831,292
Metro Ticari ve Mali Yatirimlar Holding AS (I)	200,802	44,982
Pegasus Hava Tasimaciligi AS (I)(L)	6,399	39,045
Pinar Entegre Et ve Un Sanayi AS	11,937	47,205
Sarkuysan Elektrolitik Bakir Sanayi ve
Ticaret AS	82,640	100,040
Sekerbank TAS (I)	377,856	214,766
Selcuk Ecza Deposu Ticaret ve Sanayi AS	50,128	45,594
Soda Sanayii AS	56,887	102,730
Tekfen Holding AS (L)	49,092	94,883
Trakya Cam Sanayii AS	227,681	167,261
Turcas Petrol AS	56,959	29,529
Turk Hava Yollari (I)	291,891	807,541
Turkiye Garanti Bankasi AS	371,276	1,086,245
Turkiye Halk Bankasi AS	258,000	959,437
Turkiye Is Bankasi, Class C	976,849	1,616,773
Turkiye Sinai Kalkinma Bankasi AS	643,651	376,957
Turkiye Sise ve Cam Fabrikalari AS	527,609	685,684
Turkiye Vakiflar Bankasi TAO, Class D (L)	492,586	823,947
Uzel Makina Sanayii AS (I)	22,930	0
Yapi ve Kredi Bankasi AS (I)	370,949	546,912
		12,923,758
Ukraine - 0.1%
Kernel Holding SA	25,996	371,303
TOTAL COMMON STOCKS (Cost $817,768,571)		$700,971,567

PREFERRED SECURITIES - 2.1%
Brazil - 2.0%
Banco ABC Brasil SA	55,967	191,452
Banco Bradesco SA	530,960	3,997,354
Banco Daycoval SA	65,000	158,539
Banco do Estado do Rio Grande do Sul SA,
B Shares	79,900	177,770
Banco Pine SA	38,200	39,840
Banco Sofisa SA	25,700	26,803
Braskem SA, A Shares	13,255	86,299
Cia Brasileira de Distribuicao	57,133	792,090
Cia Ferro Ligas da Bahia - Ferbasa	44,424	92,662
Eucatex SA Industria e Comercio	45,078	32,470
Gerdau SA	201,057	364,577
Itau Unibanco Holding SA	138,050	1,198,265
Marcopolo SA	213,600	141,978
Parana Banco SA	16,500	38,547
Petroleo Brasileiro SA (I)	1,066,607	2,476,929
Randon SA Implementos e Participacoes	74,700	63,156
Suzano Papel e Celulose SA, A Shares	229,200	806,995
Unipar Carbocloro SA	46,610	79,333
Usinas Siderurgicas de Minas Gerais SA,
A Shares	283,685	142,803
Vale SA	1,044,055	3,304,367
		14,212,229
Chile - 0.0%
Coca-Cola Embonor SA, B Shares	12,796	23,377
Colombia - 0.1%
Grupo Argos SA	28,300	178,826
Grupo de Inversiones Suramericana SA	38,626	504,627
		683,453
Panama - 0.0%
Avianca Holdings SA	141,658	89,701
TOTAL PREFERRED SECURITIES (Cost $29,241,142)		$15,008,760

RIGHTS - 0.0%
Shinsung Solar Energy Company, Ltd.
(Expiration Date: 05/10/2016; Strike Price:
KRW 1,195.00) (I)	8,108	2,942
Usinas Siderurgicas de Minas Gerais SA
(Expiration Date: 04/21/2016; Strike Price:
BRL 1.28) (I)	17,898	2,240
TOTAL RIGHTS (Cost $0)		$5,182

WARRANTS - 0.0%
Eastern & Oriental BHD (Expiration Date:
07/22/2019; Strike Price: MYR 2.60) (I)	15,690	824
TOTAL WARRANTS (Cost $0)		$824

SECURITIES LENDING COLLATERAL - 4.4%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	3,162,690	31,646,822
TOTAL SECURITIES LENDING
COLLATERAL (Cost $31,645,084)		$31,646,822

SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
BlackRock Cash Funds - Prime, 0.4743% (Y)	645,004	$645,004
TOTAL SHORT-TERM INVESTMENTS (Cost $645,004)		$645,004
Total Investments (Emerging Markets Value Trust)
(Cost $879,299,801) - 103.7%		$748,278,159
Other assets and liabilities, net - (3.7%)		(26,762,888)
TOTAL NET ASSETS - 100.0%		$721,515,271

Equity Income Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.6%
Consumer discretionary - 9.8%
Auto components - 0.5%
Johnson Controls, Inc.	200,900	$7,829,073
Automobiles - 0.7%
General Motors Company	361,698	11,368,168

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure - 1.7%
Carnival Corp.	237,400	$12,527,598
Las Vegas Sands Corp.	312,600	16,155,168
		28,682,766
Leisure products - 1.2%
Mattel, Inc.	595,675	20,026,594
Media - 3.8%
Comcast Corp., Class A	295,000	18,018,600
News Corp., Class A	782,600	9,993,802
The Walt Disney Company	92,600	9,196,106
Time Warner, Inc.	26,400	1,915,320
Twenty-First Century Fox, Inc., Class A	77,500	2,160,700
Twenty-First Century Fox, Inc., Class B	676,900	19,088,580
Viacom, Inc., Class B	26,400	1,089,792
		61,462,900
Multiline retail - 1.6%
Kohl’s Corp.	319,700	14,901,217
Macy’s, Inc.	248,300	10,947,547
		25,848,764
Specialty retail - 0.3%
Staples, Inc.	425,200	4,689,956
		159,908,221
Consumer staples - 4.2%
Beverages - 1.1%
Diageo PLC	30,578	824,506
PepsiCo, Inc.	157,700	16,161,096
The Coca-Cola Company	21,500	997,385
		17,982,987
Food and staples retailing - 0.9%
Wal-Mart Stores, Inc.	211,200	14,465,088
Food products - 1.8%
Archer-Daniels-Midland Company	470,600	17,087,486
Kellogg Company	128,900	9,867,295
McCormick & Company, Inc.	21,000	2,089,080
		29,043,861
Personal products - 0.2%
Avon Products, Inc.	762,600	3,668,106
Tobacco - 0.2%
Philip Morris International, Inc.	34,600	3,394,606
		68,554,648
Energy - 11.5%
Oil, gas and consumable fuels - 11.5%
Anadarko Petroleum Corp.	116,200	5,411,434
Apache Corp.	523,000	25,527,630
Canadian Natural Resources, Ltd.	715,000	19,305,000
Chevron Corp.	172,500	16,456,500
Columbia Pipeline Group, Inc.	453,700	11,387,870
EQT Corp.	49,000	3,295,740
Exxon Mobil Corp.	489,300	40,900,587
Hess Corp.	275,200	14,489,280
Occidental Petroleum Corp.	178,100	12,187,383
Royal Dutch Shell PLC, ADR, Class A	569,300	27,582,585
Total SA (L)	239,762	10,909,483
		187,453,492
		187,453,492
Financials - 22.3%
Banks - 8.5%
Bank of America Corp.	1,646,793	22,264,641
Citigroup, Inc.	404,000	16,867,000
Fifth Third Bancorp	541,000	9,029,290
JPMorgan Chase & Co.	811,675	48,067,394
Royal Bank of Scotland Group PLC (I)	2,503,131	7,981,741
The PNC Financial Services Group, Inc.	133,400	11,281,638
U.S. Bancorp	120,800	4,903,272
Wells Fargo & Company	393,200	19,015,152
		139,410,128
Capital markets - 5.5%
Ameriprise Financial, Inc.	191,500	18,002,915
Morgan Stanley	764,400	19,117,644
Northern Trust Corp.	306,600	19,981,122
Och-Ziff Capital Management
Group LLC, Class A	454,700	1,977,945
State Street Corp.	297,800	17,427,256
The Bank of New York Mellon Corp.	362,224	13,340,710
		89,847,592
Consumer finance - 1.3%
American Express Company	345,200	21,195,280
Insurance - 5.3%
Chubb, Ltd.	35,851	4,271,647
Loews Corp.	585,800	22,412,708
Marsh & McLennan Companies, Inc.	368,300	22,388,957
MetLife, Inc.	555,300	24,399,882
Sun Life Financial, Inc.	78,400	2,529,968
Willis Towers Watson PLC	42,289	5,018,013
XL Group PLC	128,900	4,743,520
		85,764,695
Real estate investment trusts - 1.7%
Rayonier, Inc.	387,300	9,558,564
The Macerich Company	25,100	1,988,924
Weyerhaeuser Company	510,900	15,827,682
		27,375,170
		363,592,865
Health care - 9.2%
Biotechnology - 0.6%
Gilead Sciences, Inc.	100,300	9,213,558
Health care equipment and supplies - 0.5%
Becton, Dickinson and Company	55,200	8,380,464
Health care providers and services - 1.1%
Anthem, Inc.	132,874	18,468,157
Pharmaceuticals - 7.0%
Bristol-Myers Squibb Company	302,825	19,344,461
GlaxoSmithKline PLC	518,902	10,504,254
Johnson & Johnson	299,400	32,395,080
Merck & Company, Inc.	356,350	18,854,479
Pfizer, Inc.	1,115,735	33,070,385
		114,168,659
		150,230,838
Industrials - 13.6%
Aerospace and defense - 2.1%
The Boeing Company	237,500	30,148,250
United Technologies Corp.	36,100	3,613,610
		33,761,860

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Air freight and logistics - 0.9%
United Parcel Service, Inc., Class B	147,100	$15,514,637
Airlines - 0.3%
Southwest Airlines Company	116,500	5,219,200
Commercial services and supplies - 1.2%
Tyco International PLC	532,700	19,555,417
Electrical equipment - 1.1%
Emerson Electric Company	326,600	17,760,508
Industrial conglomerates - 3.3%
General Electric Company	1,691,100	53,760,069
Machinery - 3.5%
Cummins, Inc.	80,500	8,850,170
Deere & Company	188,700	14,528,013
Flowserve Corp.	50,300	2,233,823
Illinois Tool Works, Inc.	172,700	17,691,388
Pentair PLC	267,400	14,509,124
		57,812,518
Road and rail - 1.2%
Canadian Pacific Railway, Ltd.	62,600	8,306,394
Union Pacific Corp.	141,800	11,280,190
		19,586,584
		222,970,793
Information technology - 11.2%
Communications equipment - 2.2%
Cisco Systems, Inc.	659,900	18,787,353
Harris Corp.	227,100	17,682,006
		36,469,359
Electronic equipment, instruments and components - 0.2%
TE Connectivity, Ltd.	43,500	2,693,521
Semiconductors and semiconductor equipment - 4.4%
Analog Devices, Inc.	219,500	12,992,205
Applied Materials, Inc.	1,027,300	21,758,214
QUALCOMM, Inc.	385,000	19,688,900
Texas Instruments, Inc.	295,300	16,956,126
		71,395,445
Software - 2.4%
CA, Inc.	254,600	7,839,134
Microsoft Corp.	564,025	31,151,101
		38,990,235
Technology hardware, storage and peripherals - 2.0%
Dell, Inc. (I)(R)	1,271,400	20,123,973
EMC Corp.	162,500	4,330,625
Western Digital Corp.	185,500	8,763,020
		33,217,618
		182,766,178
Materials - 5.4%
Chemicals - 2.0%
CF Industries Holdings, Inc.	317,300	9,944,182
E.I. du Pont de Nemours & Company	359,400	22,757,208
		32,701,390
Construction materials - 0.9%
Vulcan Materials Company	138,200	14,589,774
Containers and packaging - 1.5%
International Paper Company	521,200	21,390,048
WestRock Company	58,032	2,264,989
		23,655,037
Metals and mining - 1.0%
Nucor Corp.	356,500	16,862,450
		87,808,651
Telecommunication services - 3.1%
Diversified telecommunication services - 2.8%
CenturyLink, Inc.	299,117	9,559,779
Telefonica SA	706,494	7,896,207
Verizon Communications, Inc.	518,185	28,023,445
		45,479,431
Wireless telecommunication services - 0.3%
Vodafone Group PLC	1,459,637	4,638,219
		50,117,650
Utilities - 8.3%
Electric utilities - 4.9%
Edison International	210,400	15,125,656
Entergy Corp.	256,100	20,303,608
Exelon Corp.	280,500	10,058,730
FirstEnergy Corp.	506,000	18,200,820
Xcel Energy, Inc.	397,600	16,627,632
		80,316,446
Independent power and renewable electricity producers - 1.1%
AES Corp.	1,597,800	18,854,040
Multi-utilities - 2.3%
NiSource, Inc.	818,800	19,290,928
PG&E Corp.	302,600	18,071,272
		37,362,200
		136,532,686
TOTAL COMMON STOCKS (Cost $1,317,124,608)		$1,609,936,022

CORPORATE BONDS - 0.1%
Health care - 0.0%
Valeant Pharmaceuticals International, Inc.
5.875%, 05/15/2023 (S)	$714,000	$559,598
Information technology - 0.1%
Western Digital Corp. 10.500%, 04/01/2024	1,925,000	1,926,203
TOTAL CORPORATE BONDS (Cost $2,514,100)		$2,485,801

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	123,096	$1,231,736
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,231,724)		$1,231,736

SHORT-TERM INVESTMENTS - 1.8%
Money market funds - 1.8%
State Street Institutional U.S. Government
Money Market Fund, 0.2385% (Y)	3,000,000	$3,000,000
T. Rowe Price Reserve Investment
Fund, 0.3310% (Y)	26,360,393	26,360,393
TOTAL SHORT-TERM INVESTMENTS (Cost $29,360,393)		$29,360,393
Total Investments (Equity Income Trust)
(Cost $1,350,230,825) - 100.6%		$1,643,013,952
Other assets and liabilities, net - (0.6%)		(10,245,770)
TOTAL NET ASSETS - 100.0%		$1,632,768,182

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Financial Industries Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.6%
Financials - 90.2%
Banks - 49.9%
1st Source Corp.	32,427	$1,032,476
Ameris Bancorp	35,353	1,045,742
Atlantic Capital Bancshares, Inc. (I)	51,332	715,568
Bank of America Corp.	323,565	4,374,599
Bank of Ireland (I)	8,184,132	2,367,164
Bank of Marin Bancorp	8,775	431,906
Bankwell Financial Group, Inc.	21,145	413,808
Banner Corp. (I)	68,446	2,866,679
Barclays PLC, ADR	149,820	1,291,448
Chemical Financial Corp.	1,307	46,647
CIT Group, Inc.	61,167	1,898,012
Citigroup, Inc.	132,527	5,533,002
Citizens Financial Group, Inc.	68,412	1,433,231
Comerica, Inc.	13,859	524,840
Danske Bank A/S	122,437	3,455,228
East West Bancorp, Inc.	33,432	1,085,871
Equity Bancshares, Inc., Class A (I)	6,090	127,890
Evans Bancorp, Inc.	10,579	258,128
First Business Financial Services, Inc.	18,001	412,763
Flushing Financial Corp.	24,526	530,252
Glacier Bancorp, Inc.	99,765	2,536,026
Great Western Bancorp, Inc.	47,443	1,293,771
Independent Bank Corp.	28,748	418,283
JPMorgan Chase & Co.	100,129	5,929,639
KeyCorp	205,014	2,263,355
M&T Bank Corp.	20,019	2,222,109
MB Financial, Inc.	22,367	725,809
Regions Financial Corp.	230,378	1,808,467
Sandy Spring Bancorp, Inc.	32,922	916,219
SpareBank 1 SR-Bank ASA	30,208	147,893
Sun Bancorp, Inc. (I)	33,114	685,791
SunTrust Banks, Inc.	93,793	3,384,051
SVB Financial Group (I)	39,827	4,064,345
Talmer Bancorp, Inc., Class A	70,013	1,266,535
The Community Financial Corp.	1,701	37,150
TriCo Bancshares	36,275	918,483
U.S. Bancorp	144,842	5,879,137
Union Bankshares Corp.	74,050	1,823,852
Wells Fargo & Company	78,962	3,818,602
Yadkin Financial Corp.	33,417	790,980
Zions Bancorporation	105,150	2,545,682
		73,321,433
Capital markets - 19.5%
Altamir	63,767	753,030
American Capital, Ltd. (I)	305,351	4,653,549
Ameriprise Financial, Inc.	32,946	3,097,253
Azimut Holding SpA	105,522	2,426,702
Fifth Street Finance Corp.	345,279	1,733,301
Intermediate Capital Group PLC	154,171	1,368,327
Invesco, Ltd.	110,074	3,386,977
KKR & Company LP	179,409	2,635,518
Schroders PLC	92,369	3,551,092
The Blackstone Group LP	171,126	4,800,084
TriplePoint Venture Growth BDC Corp.	21,834	229,257
		28,635,090
Consumer finance - 2.8%
Capital One Financial Corp.	5,251	363,947
Discover Financial Services	73,252	3,729,992
		4,093,939
Diversified financial services - 0.7%
Cerved Information Solutions SpA (I)	121,037	994,729
Insurance - 12.7%
American International Group, Inc.	62,560	3,381,368
Assured Guaranty, Ltd.	130,356	3,298,007
Chubb, Ltd.	28,944	3,448,679
CNO Financial Group, Inc.	251,450	4,505,984
Gjensidige Forsikring ASA	74,086	1,262,106
The Hartford Financial Services Group, Inc.	60,339	2,780,421
		18,676,565
Real estate investment trusts - 4.3%
FelCor Lodging Trust, Inc.	126,766	1,029,340
Prologis, Inc.	17,751	784,239
Rexford Industrial Realty, Inc.	60,395	1,096,773
Simon Property Group, Inc.	9,261	1,923,417
Vornado Realty Trust	15,916	1,502,948
		6,336,717
Thrifts and mortgage finance - 0.3%
Laporte Bancorp, Inc.	12,918	203,588
Provident Financial Services, Inc.	12,246	247,247
		450,835
		132,509,308
Information technology - 3.4%
IT services - 3.4%
Visa, Inc., Class A	64,767	4,953,380
TOTAL COMMON STOCKS (Cost $144,508,239)		$137,462,688

PREFERRED SECURITIES - 0.9%
Financials - 0.9%
Flagstar Bancorp, Inc., Series C, 9.000% (I)	778	976,521
OFG Bancorp, Series C, 8.750%	489	342,239
		1,318,760
TOTAL PREFERRED SECURITIES (Cost $1,471,327)		$1,318,760

CORPORATE BONDS - 1.3%
Financials - 1.3%
NewStar Financial, Inc. 7.250%, 05/01/2020	$1,160,000	$1,044,000
Popular, Inc. 7.000%, 07/01/2019	850,000	826,625
		1,870,625
TOTAL CORPORATE BONDS (Cost $1,988,015)		$1,870,625

WARRANTS - 0.4%
Citigroup, Inc. (Expiration Date: 01/04/2019;
Strike Price: $106.10) (I)	185,654	18,565
Comerica, Inc. (Expiration Date: 11/14/2018;
Strike Price: $29.40) (I)	29,110	388,327
The PNC Financial Services Group, Inc.
(Expiration Date: 12/31/2018; Strike
Price: $67.33) (I)	6,265	127,242
TOTAL WARRANTS (Cost $878,936)		$534,134

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.6%
Repurchase agreement - 0.6%
Repurchase Agreement with State Street Corp.
dated 03/31/2016 at 0.030% to be
repurchased at $921,001 on 04/01/2016,
collateralized by $940,000 Federal Home
Loan Mortgage Corp., 1.250% due
03/30/2018 (valued at $941,222,
including interest)	$921,000	$921,000
TOTAL SHORT-TERM INVESTMENTS (Cost $921,000)		$921,000
Total Investments (Financial Industries Trust)
(Cost $149,767,517) - 96.8%		$142,107,207
Other assets and liabilities, net - 3.2%		4,734,809
TOTAL NET ASSETS - 100.0%		$146,842,016

Franklin Templeton Founding Allocation Trust

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 66.7%
Global, Series NAV (Templeton)	19,318,021	$341,735,797
Mutual Shares, Series NAV (Franklin)	28,925,681	341,901,555
Fixed income - 33.3%
Income, Series NAV (Franklin)	31,374,176	341,978,515
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $889,478,219)		$1,025,615,867
Total Investments (Franklin Templeton Founding Allocation
Trust) (Cost $889,478,219) - 100.0%		$1,025,615,867
Other assets and liabilities, net - 0.0%		(51,619)
TOTAL NET ASSETS - 100.0%		$1,025,564,248

Fundamental All Cap Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.5%
Consumer discretionary - 26.9%
Diversified consumer services - 0.4%
DeVry Education Group, Inc.	312,899	$5,403,766
Household durables - 9.4%
Lennar Corp., Class A	1,183,610	57,239,380
NVR, Inc. (I)	22,443	38,880,253
Tempur Sealy International, Inc. (I)	748,793	45,519,126
		141,638,759
Internet and catalog retail - 7.5%
Amazon.com, Inc. (I)	189,417	112,445,508
Specialty retail - 6.1%
CarMax, Inc. (I)	778,975	39,805,623
Group 1 Automotive, Inc.	351,169	20,610,109
Lowe’s Companies, Inc.	416,235	31,529,801
		91,945,533
Textiles, apparel and luxury goods - 3.5%
Ralph Lauren Corp.	553,121	53,243,427
		404,676,993
Consumer staples - 7.8%
Beverages - 0.7%
Diageo PLC, ADR	107,698	11,617,383
Food products - 4.1%
Danone SA	525,220	37,265,525
Mead Johnson Nutrition Company	284,837	24,202,600
		61,468,125
Household products - 3.0%
The Procter & Gamble Company	545,651	44,912,534
		117,998,042
Energy - 3.8%
Energy equipment and services - 1.7%
Schlumberger, Ltd.	351,799	25,945,176
Oil, gas and consumable fuels - 2.1%
Kinder Morgan, Inc.	1,786,424	31,905,533
		57,850,709
Financials - 27.4%
Banks - 9.5%
Bank of America Corp.	4,601,643	62,214,213
CIT Group, Inc.	378,666	11,750,006
Citigroup, Inc.	1,651,631	68,955,594
		142,919,813
Capital markets - 14.6%
Affiliated Managers Group, Inc. (I)	264,078	42,886,267
AllianceBernstein Holding LP	2,784,615	65,243,529
BlackRock, Inc.	87,405	29,767,521
Morgan Stanley	1,271,145	31,791,336
T. Rowe Price Group, Inc.	371,324	27,277,461
The Goldman Sachs Group, Inc.	142,157	22,315,806
		219,281,920
Consumer finance - 0.9%
American Express Company	234,324	14,387,494
Insurance - 0.7%
American International Group, Inc.	195,340	10,558,127
Real estate investment trusts - 1.7%
American Tower Corp.	249,193	25,509,887
		412,657,241
Health care - 2.7%
Biotechnology - 1.7%
Amgen, Inc.	176,587	26,475,689
Pharmaceuticals - 1.0%
Novartis AG, ADR	206,184	14,935,969
		41,411,658
Industrials - 8.9%
Aerospace and defense - 1.6%
TransDigm Group, Inc. (I)	112,242	24,731,402
Electrical equipment - 2.2%
Regal Beloit Corp.	250,995	15,835,275
Sensata Technologies Holding NV (I)	452,116	17,560,185
		33,395,460
Machinery - 0.8%
Manitowoc Foodservice, Inc. (I)	603,393	8,894,013

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Manitowoc Company, Inc.	603,393	$2,612,692
		11,506,705
Professional services - 1.7%
IHS, Inc., Class A (I)	201,482	25,016,005
Trading companies and distributors - 2.6%
United Rentals, Inc. (I)	180,987	11,255,582
WESCO International, Inc. (I)	505,996	27,662,801
		38,918,383
		133,567,955
Information technology - 18.6%
Internet software and services - 10.1%
Alphabet, Inc., Class A (I)	78,713	60,050,148
Facebook, Inc., Class A (I)	638,829	72,890,389
LinkedIn Corp., Class A (I)	159,532	18,242,484
		151,183,021
Semiconductors and semiconductor equipment - 1.3%
QUALCOMM, Inc.	392,871	20,091,423
Software - 1.6%
Workday, Inc., Class A (I)	302,578	23,250,094
Technology hardware, storage and peripherals - 5.6%
Apple, Inc.	779,072	84,911,057
		279,435,595
Materials - 2.4%
Paper and forest products - 2.4%
Louisiana-Pacific Corp. (I)	2,072,166	35,475,482
TOTAL COMMON STOCKS (Cost $1,334,592,439)		$1,483,073,675

SHORT-TERM INVESTMENTS - 0.5%
Repurchase agreement - 0.5%
Barclays Tri-Party Repurchase Agreement
dated 03/31/2015 at 0.300% to be
repurchased at $3,550,030 on 04/01/2016,
collateralized by $2,649,900 U.S. Treasury
Bonds, 4.500% due 08/15/2039 (valued at
$3,621,092, including interest)	$3,550,000	$3,550,000
Repurchase Agreement with State Street Corp.
dated 03/31/2016 at 0.030% to be
repurchased at $3,467,003 on 04/01/2016,
collateralized by $3,495,000 Federal Home
Loan Bank, 1.250% due 06/08/2018 (valued
at $3,538,688, including interest)	3,467,000	3,467,000
		7,017,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,017,000)		$7,017,000
Total Investments (Fundamental All Cap Core Trust)
(Cost $1,341,609,439) - 99.0%		$1,490,090,675
Other assets and liabilities, net - 1.0%		14,680,314
TOTAL NET ASSETS - 100.0%		$1,504,770,989

Fundamental Large Cap Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.8%
Consumer discretionary - 15.4%
Diversified consumer services - 0.3%
DeVry Education Group, Inc.	246,321	$4,253,964
Household durables - 9.1%
Lennar Corp., Class A	1,109,739	53,666,978
NVR, Inc. (I)	21,821	37,802,700
Tempur Sealy International, Inc. (I)	690,482	41,974,401
		133,444,079
Specialty retail - 3.0%
Lowe’s Companies, Inc.	573,474	43,440,656
Textiles, apparel and luxury goods - 3.0%
Ralph Lauren Corp.	462,375	44,508,218
		225,646,917
Consumer staples - 10.5%
Beverages - 5.3%
Diageo PLC, ADR	178,432	19,247,460
Heineken Holding NV	359,783	28,010,467
PepsiCo, Inc.	294,031	30,132,297
		77,390,224
Food products - 1.2%
Danone SA	245,954	17,450,982
Household products - 1.4%
The Procter & Gamble Company	256,131	21,082,143
Tobacco - 2.6%
Imperial Brands PLC	349,697	19,361,756
Philip Morris International, Inc.	195,349	19,165,690
		38,527,446
		154,450,795
Energy - 8.4%
Energy equipment and services - 0.8%
Weatherford International PLC (I)	1,541,036	11,989,260
Oil, gas and consumable fuels - 7.6%
Apache Corp.	376,941	18,398,490
Chevron Corp.	233,724	22,297,270
Exxon Mobil Corp.	217,036	18,142,039
Kinder Morgan, Inc.	1,000,966	17,877,253
Occidental Petroleum Corp.	504,000	34,488,720
		111,203,772
		123,193,032
Financials - 29.6%
Banks - 16.5%
Bank of America Corp.	4,557,559	61,618,198
CIT Group, Inc.	755,447	23,441,520
Citigroup, Inc.	1,508,415	62,976,326
JPMorgan Chase & Co.	1,224,938	72,540,828
Wells Fargo & Company	462,555	22,369,160
		242,946,032
Capital markets - 9.3%
AllianceBernstein Holding LP	1,552,299	36,370,366
Morgan Stanley	1,259,108	31,490,291
State Street Corp.	326,273	19,093,496
The Goldman Sachs Group, Inc.	319,683	50,183,837
		137,137,990
Insurance - 3.8%
American International Group, Inc.	1,016,359	54,934,204
		435,018,226

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care - 6.4%
Biotechnology - 1.4%
Amgen, Inc.	132,843	$19,917,151
Health care equipment and supplies - 2.0%
Medtronic PLC	399,081	29,931,075
Pharmaceuticals - 3.0%
Merck & Company, Inc.	461,711	24,429,129
Novartis AG, ADR	272,060	19,708,026
		44,137,155
		93,985,381
Industrials - 9.6%
Air freight and logistics - 1.6%
FedEx Corp.	140,520	22,865,414
Electrical equipment - 1.2%
Sensata Technologies Holding NV (I)	446,219	17,331,146
Industrial conglomerates - 5.8%
Danaher Corp.	278,921	26,458,446
General Electric Company	1,858,692	59,087,819
		85,546,265
Trading companies and distributors - 1.0%
United Rentals, Inc. (I)	248,096	15,429,090
		141,171,915
Information technology - 13.1%
Communications equipment - 2.0%
Cisco Systems, Inc.	1,032,198	29,386,677
Internet software and services - 1.2%
eBay, Inc. (I)	726,392	17,331,713
Semiconductors and semiconductor equipment - 1.6%
QUALCOMM, Inc.	460,885	23,569,659
Software - 3.2%
Microsoft Corp.	584,618	32,288,452
Oracle Corp.	366,177	14,980,301
		47,268,753
Technology hardware, storage and peripherals - 5.1%
Apple, Inc.	488,923	53,287,718
Samsung Electronics Company, Ltd.	19,180	22,011,093
		75,298,811
		192,855,613
Materials - 2.8%
Paper and forest products - 2.8%
Louisiana-Pacific Corp. (I)	2,418,616	41,406,706
TOTAL COMMON STOCKS (Cost $1,413,974,626)		$1,407,728,585

SHORT-TERM INVESTMENTS - 0.9%
Repurchase agreement - 0.9%
Barclays Tri-Party Repurchase Agreement
dated 03/31/2016 at 0.300% to be
repurchased at $6,874,057 on 04/01/2016,
collateralized by $5,131,100 U.S. Treasury
Bond, 4.500% due 08/15/2039 (valued at
$7,011,654, including interest)	$6,874,000	$6,874,000
Repurchase Agreement with State Street Corp.
dated 03/31/2016 at 0.030% to be
repurchased at $6,713,006 on 04/01/2016,
collateralized by $6,765,000 Federal Home
Loan Bank, 1.250% due 06/08/2018 (valued
at $6,849,563, including interest)	6,713,000	6,713,000
		13,587,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,587,000)		$13,587,000
Total Investments (Fundamental Large Cap Value Trust)
(Cost $1,427,561,626) - 96.7%		$1,421,315,585
Other assets and liabilities, net - 3.3%		48,579,235
TOTAL NET ASSETS - 100.0%		$1,469,894,820

Global Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 26.0%
U.S. Government - 14.6%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 07/15/2024	$7,729,018	$7,767,517
0.250%, 01/15/2025	15,703,297	15,840,701
0.375%, 07/15/2025	1,798,182	1,837,821
1.375%, 01/15/2020	547,765	586,494
1.750%, 01/15/2028	1,470,066	1,704,856
2.375%, 01/15/2025 to 01/15/2027	5,901,344	7,086,645
2.500%, 01/15/2029	8,165,308	10,257,774
U.S. Treasury Bonds
2.500%, 02/15/2045	900,000	877,746
2.750%, 11/15/2042	17,100,000	17,634,375
2.875%, 08/15/2045	2,800,000	2,946,126
3.000%, 05/15/2045	700,000	755,098
3.125%, 08/15/2044	2,800,000	3,098,486
3.375%, 05/15/2044	500,000	579,824
4.375%, 05/15/2040	2,000,000	2,692,032
4.625%, 02/15/2040 (D)	500,000	696,582
6.125%, 11/15/2027	1,950,000	2,811,656
U.S. Treasury Notes
1.625%, 02/15/2026	3,200,000	3,155,126
2.000%, 02/15/2025 (D)	2,000,000	2,043,750
2.125%, 05/15/2025 (D)	1,700,000	1,753,324
2.250%, 11/15/2024 (D)	3,800,000	3,963,579
2.500%, 05/15/2024 (D)	2,200,000	2,340,250
		90,429,762
U.S. Government Agency - 11.4%
Federal Home Loan Mortgage Corp.
2.976%, 03/01/2035 (P)	48,040	50,613
3.000%, TBA (C)	1,000,000	1,021,853
Federal National Mortgage Association
2.255%, 12/01/2034 (P)	137,116	142,206
2.410%, 05/01/2035 (P)	65,414	68,677
2.641%, 11/01/2034 (P)	699,335	740,907
3.000%, TBA (C)	3,000,000	3,056,250
4.000%, TBA (C)	6,000,000	6,391,640
4.500%, TBA (C)	45,000,000	48,875,433
4.500%, 08/01/2023 to 09/01/2044	9,039,387	9,838,701

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association
1.750%, 02/20/2024 to 06/20/2030 (P)		$46,093	$47,297
2.000%, 11/20/2023 to 05/20/2030 (P)		48,556	49,682
			70,283,259
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $159,520,137)			$160,713,021

FOREIGN GOVERNMENT
OBLIGATIONS - 33.4%
Australia - 0.6%
New South Wales Treasury Corp.
3.417%, 11/20/2025	AUD	300,000	338,874
4.000%, 05/20/2026		1,500,000	1,288,332
Queensland Treasury Corp.
4.250%, 07/21/2023 (S)		2,800,000	2,366,946
			3,994,152
Canada - 4.4%
Government of Canada
1.500%, 12/01/2044	CAD	438,720	428,768
Province of Alberta
1.250%, 06/01/2020		2,700,000	2,074,806
2.350%, 06/01/2025		2,700,000	2,095,221
Province of British Columbia
4.300%, 06/18/2042		600,000	570,017
Province of Ontario
2.400%, 06/02/2026		10,300,000	8,000,969
2.450%, 06/29/2022		$1,300,000	1,333,801
3.450%, 06/02/2045	CAD	1,100,000	903,004
3.500%, 06/02/2024		5,100,000	4,358,610
Province of Quebec
2.750%, 08/25/2021		$4,000,000	4,193,160
3.000%, 09/01/2023	CAD	1,700,000	1,411,010
4.250%, 12/01/2021		2,200,000	1,944,266
			27,313,632
France - 3.3%
Government of France
3.250%, 05/25/2045	EUR	1,900,000	3,133,416
4.000%, 10/25/2038		3,300,000	5,820,369
4.500%, 04/25/2041		6,100,000	11,785,854
			20,739,639
Greece - 0.5%
Athens Urban Transportation Organisation
4.851%, 09/19/2016		800,000	848,513
Republic of Greece
3.800%, 08/08/2017	JPY	260,000,000	2,083,475
			2,931,988
Italy - 2.8%
Republic of Italy
2.000%, 12/01/2025	EUR	1,200,000	1,462,666
3.250%, 09/01/2046 (S)		2,400,000	3,260,678
4.000%, 02/01/2037		1,800,000	2,704,053
4.750%, 09/01/2044 (S)		1,100,000	1,880,116
5.000%, 09/01/2040		3,250,000	5,587,357
5.500%, 09/01/2022		1,100,000	1,631,535
6.000%, 08/04/2028	GBP	600,000	1,060,054
			17,586,459
Japan - 9.6%
Government of Japan
1.400%, 09/20/2034 to 09/20/2045	JPY	850,000,000	9,208,840
1.500%, 12/20/2044		100,000,000	1,113,670
1.600%, 03/20/2033		1,610,000,000	17,419,286
1.700%, 09/20/2032 to 09/20/2044		2,860,000,000	31,457,878
			59,199,674
New Zealand - 0.8%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	6,300,000	4,725,626
6.000%, 12/15/2017		600,000	442,791
			5,168,417
Norway - 0.1%
Government of Norway
3.750%, 05/25/2021 (S)	NOK	3,800,000	530,030
Poland - 0.0%
Republic of Poland
3.250%, 07/25/2025	PLN	100,000	27,954
Slovenia - 3.8%
Republic of Slovenia
4.125%, 02/18/2019		$2,550,000	2,701,761
4.125%, 02/18/2019 (S)		1,600,000	1,686,720
4.700%, 11/01/2016 (S)	EUR	2,600,000	3,038,009
4.750%, 05/10/2018		$7,700,000	8,091,376
5.250%, 02/18/2024 (S)		5,100,000	5,712,000
5.500%, 10/26/2022		1,800,000	2,040,842
			23,270,708
Spain - 3.9%
Autonomous Community of Catalonia
4.300%, 11/15/2016	EUR	1,600,000	1,802,832
4.750%, 06/04/2018		300,000	339,850
4.900%, 09/15/2021		50,000	54,430
4.950%, 02/11/2020		1,300,000	1,466,859
Autonomous Community of Madrid Spain
4.125%, 05/21/2024		1,800,000	2,457,268
Kingdom of Spain
2.150%, 10/31/2025 (S)		2,200,000	2,677,154
2.750%, 10/31/2024 (S)		5,900,000	7,521,296
2.900%, 10/31/2046 (S)		2,670,000	3,193,763
4.700%, 07/30/2041 (S)		1,500,000	2,407,034
4.900%, 07/30/2040 (S)		1,300,000	2,131,126
			24,051,612
United Kingdom - 3.6%
Government of United Kingdom
3.250%, 01/22/2044	GBP	6,500,000	11,187,555
3.500%, 01/22/2045		900,000	1,623,585
4.250%, 12/07/2040		4,000,000	7,935,501
4.750%, 12/07/2038		600,000	1,254,090
			22,000,731
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $200,118,799)			$206,814,996

CORPORATE BONDS - 24.5%
Australia - 0.4%
Westpac Banking Corp.
1.850%, 11/26/2018 (S)		$2,300,000	2,317,231

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Belgium - 0.3%
KBC Bank NV (8.000% to 01/25/2018,
then 5 Year U.S. Swap Rate + 7.097%)
01/25/2023		$1,600,000	$1,739,205
Brazil - 0.5%
Petrobras Global Finance BV
3.250%, 03/17/2017		1,600,000	1,570,000
3.522%, 03/17/2020 (P)		900,000	693,000
4.375%, 05/20/2023		800,000	583,760
			2,846,760
Canada - 0.3%
Royal Bank of Canada
2.300%, 03/22/2021		1,600,000	1,614,360
Denmark - 6.6%
Nordea Kredit Realkreditaktieselskab
2.500%, 10/01/2047	DKK	7,452,326	1,118,959
Nykredit Realkredit A/S
1.000%, 07/01/2016 to 10/01/2016		97,700,000	14,954,877
2.000%, 04/01/2016		52,900,000	8,074,955
2.500%, 10/01/2037 to 10/01/2047		30,511,191	4,637,367
3.000%, 10/01/2047		17,124,720	2,649,056
6.000%, 10/01/2029		52,475	9,524
Realkredit Danmark A/S
0.930%, 01/01/2038 (P)		269,844	43,267
1.000%, 04/01/2016		31,200,000	4,762,630
2.000%, 10/01/2037		4,700,000	709,241
2.500%, 10/01/2037 to 10/01/2047		25,063,212	3,839,083
			40,798,959
France - 0.8%
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033		$1,480,000	1,605,800
Dexia Credit Local SA
1.225%, 03/23/2018 (P) (S)		1,200,000	1,202,445
1.875%, 03/28/2019 (S)		2,200,000	2,211,020
			5,019,265
Germany - 1.5%
KFW
5.000%, 03/19/2024	AUD	100,000	87,605
6.250%, 05/19/2021		9,900,000	8,847,488
Landwirtschaftliche Rentenbank
4.250%, 01/24/2023		400,000	330,107
			9,265,200
Greece - 0.0%
Hellenic Railways Organization SA
5.014%, 12/27/2017	EUR	100,000	102,265
Italy - 0.8%
Banca Carige SpA
3.750%, 11/25/2016		1,400,000	1,624,346
3.875%, 10/24/2018		2,800,000	3,431,183
			5,055,529
Ivory Coast - 0.4%
African Development Bank
5.250%, 03/23/2022	AUD	2,900,000	2,501,688
Japan - 0.6%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.700%, 03/05/2018 (S)		$900,000	895,245
Sumitomo Mitsui Financial Group, Inc.
2.316%, 03/09/2021 (P)		3,100,000	3,128,570
			4,023,815
Netherlands - 1.4%
Cooperatieve Rabobank UA
2.500%, 01/19/2021		3,600,000	3,640,806
6.875%, 03/19/2020	EUR	650,000	871,009
ING Bank NV
2.625%, 12/05/2022		$3,500,000	3,563,175
LeasePlan Corp. NV
2.875%, 01/22/2019 (S)		600,000	597,949
			8,672,939
Norway - 0.1%
Eksportfinans ASA
2.375%, 05/25/2016		500,000	500,385
			500,385
Portugal - 0.1%
Banco Espirito Santo SA
4.000%, 01/21/2019 (H)	EUR	1,400,000	374,369
4.750%, 01/15/2018 (H)		600,000	160,444
Novo Banco SA
5.000%, 05/23/2019		300,000	260,238
			795,051
Russia - 0.3%
Gazprom OAO
9.250%, 04/23/2019		$1,900,000	2,154,604
Sweden - 1.1%
Stadshypotek AB
4.250%, 10/10/2017	AUD	2,400,000	1,871,025
Svenska Handelsbanken AB
1.781%, 03/30/2021 (P)		$3,700,000	3,715,951
Swedbank AB
2.200%, 03/04/2020 (S)		1,200,000	1,203,890
			6,790,866
Switzerland - 2.2%
Credit Suisse AG
6.500%, 08/08/2023		2,900,000	3,119,066
EUROFIMA
6.250%, 12/28/2018	AUD	3,000,000	2,512,601
UBS AG
5.125%, 05/15/2024		$2,200,000	2,229,121
UBS AG (4.750% to 05/22/2018, then
5 Year U.S. Swap Rate + 3.765%)
05/22/2023		900,000	911,602
UBS AG (7.250% to 02/22/2017, then
5 Year U.S. Swap Rate + 6.061%)
02/22/2022		3,100,000	3,186,366
UBS Group Funding Jersey, Ltd.
3.000%, 04/15/2021 (S)		1,500,000	1,502,465
			13,461,221
United Kingdom - 2.5%
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate +6.833%)
04/10/2023		3,700,000	3,885,000
Barclays PLC (6.500% to 09/15/2019, then
5 Year Euro Swap Rate + 5.875%)
09/15/2019 (Q)	EUR	600,000	603,542

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
European Bank for Reconstruction &
Development
0.500%, 12/21/2023	AUD	200,000	$121,348
HBOS Capital Funding LP (9.540% to
03/19/2018, then GBPLIBOR + 6.750%)
03/19/2018 (Q)	GBP	1,700,000	2,621,012
HBOS PLC
1.336%, 09/06/2017 (P)		$1,700,000	1,683,711
Lloyds Bank PLC
2.050%, 01/22/2019		900,000	900,270
Tesco PLC
5.000%, 03/24/2023	GBP	100,000	144,864
6.125%, 02/24/2022		1,450,000	2,235,432
The Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q) (S)		$1,600,000	1,744,000
The Royal Bank of Scotland PLC (9.500%
to 03/16/2017, then 5 Year U.S. Swap
Rate + 8.500%)
03/16/2022		1,200,000	1,268,803
			15,207,982
United States - 4.6%
Ally Financial, Inc.
3.600%, 05/21/2018		2,600,000	2,587,000
American International Group, Inc.
3.900%, 04/01/2026		1,500,000	1,505,595
Anheuser-Busch InBev Finance, Inc.
3.300%, 02/01/2023		1,000,000	1,039,920
CCO Safari II LLC
4.464%, 07/23/2022 (S)		1,700,000	1,781,046
6.384%, 10/23/2035 (S)		1,500,000	1,652,531
Citigroup, Inc. (6.125% to 11/15/2020,
then 3 month LIBOR + 4.478%)
11/15/2020 (Q)		1,300,000	1,303,211
Ford Motor Credit Company LLC
8.000%, 12/15/2016		1,100,000	1,148,323
Inter-American Development Bank
1.875%, 03/15/2021		1,400,000	1,423,594
JPMorgan Chase & Co.
3.900%, 07/15/2025		4,300,000	4,572,508
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)		1,800,000	1,800,000
MUFG Americas Holdings Corp.
3.000%, 02/10/2025		900,000	879,745
OneMain Financial Holdings, Inc.
6.750%, 12/15/2019 (S)		300,000	300,300
7.250%, 12/15/2021 (S)		200,000	199,000
Springleaf Finance Corp.
6.000%, 06/01/2020		1,400,000	1,344,000
Sprint Communications, Inc.
9.125%, 03/01/2017		100,000	101,750
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,275,334
Tesoro Logistics LP
6.125%, 10/15/2021		2,200,000	2,200,000
The Cleveland Electric Illuminating
Company
5.700%, 04/01/2017		1,560,000	1,606,937
			28,720,794
TOTAL CORPORATE BONDS (Cost $156,102,690)			$151,588,119

MUNICIPAL BONDS - 0.2%
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		295,000	294,959
New Jersey Turnpike Authority
7.102%, 01/01/2041		200,000	290,344
State of California 7.550%, 04/01/2039		400,000	610,948
TOTAL MUNICIPAL BONDS (Cost $1,210,852)			$1,196,251

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.4%
Australia - 0.1%
The Superannuation Member Home Loan
Programme, Series 2009-3, Class A1
3.490%, 11/07/2040 (P)	AUD	348,592	269,003
Canada - 0.4%
Canada Mortgage & Housing Corp.
(Merrill Lynch)
Series 98001212,
0.960%, 06/01/2020 (P)	CAD	737,299	561,108
Series 98001247,
1.160%, 07/01/2020 (P)		1,973,020	1,510,236
Series 98001289,
1.160%, 08/01/2020 (P)		676,672	517,777
			2,589,121
Italy - 0.7%
Berica ABS SRL, Series 2011-1, Class A1
0.058%, 12/31/2055 (P)	EUR	643,012	726,738
Casa D’este Finance SRL, Series 1,
Class 1A2
0.125%, 09/15/2021 (P)		778,260	862,238
Creso SRL, Series 2, Class A
0.458%, 12/30/2060 (P)		2,610,727	2,955,621
			4,544,597
United Kingdom - 2.1%
Alba PLC, Series 2006-2, Class A3A
0.761%, 12/15/2038 (P)	GBP	239,211	311,808
Business Mortgage Finance 7 PLC,
Series 7X, Class A1
2.593%, 02/15/2041 (P)		969,730	1,353,215
Darrowby NO 2 PLC, Series 2012-1,
Class A
2.290%, 02/20/2044 (P)		1,284,281	1,857,452
Great Hall Mortgages PLC, Series 2007-1,
Class A2A
0.719%, 03/18/2039 (P)		1,256,056	1,684,932
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.241%, 12/15/2049 (P)		5,502,486	7,411,655
			12,619,062
United States - 9.1%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.787%, 09/25/2035 (P)		$113,116	92,460

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.314%, 10/25/2034 (P)	$30,075	$30,026
Banc of America Alternative Loan Trust,
Series 2006-3, Class 5CB1
6.500%, 04/25/2036	2,379,000	1,991,145
Banc of America Funding Corp.
Series 2005-E , Class 1A1,
0.722%, 05/20/2035 (P)	290,724	198,801
Series 2006-J, Class 4A1,
3.023%, 01/20/2047 (P)	125,355	104,351
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2
3.069%, 03/25/2035 (P)	664,763	610,779
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-6, Class 1A1,
2.625%, 08/25/2033 (P)	61,080	61,185
Series 2003-7, Class 6A,
2.695%, 10/25/2033 (P)	78,435	78,537
Series 2003-9, Class 2A1,
3.003%, 02/25/2034 (P)	14,437	13,981
Series 2004-2, Class 22A,
2.822%, 05/25/2034 (P)	175,889	169,476
Series 2004-2, Class 23A,
2.799%, 05/25/2034 (P)	73,560	68,598
Series 2004-9, Class 22A1,
3.226%, 11/25/2034 (P)	61,927	59,264
Series 2005-12, Class 23A1,
2.660%, 02/25/2036 (P)	744,063	617,491
Series 2005-2, Class A1,
3.090%, 03/25/2035 (P)	876,992	873,377
Series 2005-2, Class A2,
2.924%, 03/25/2035 (P)	731,011	734,549
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.792%, 09/25/2035 (P)	939,684	778,810
Series 2005-9, Class 24A1,
2.871%, 11/25/2035 (P)	670,550	492,468
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.776%, 01/26/2036 (P)	1,677,011	1,284,539
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.430%, 09/25/2035 (P)	281,241	279,186
Series 2005-6, Class A2,
2.650%, 09/25/2035 (P)	328,615	327,491
Series 2005-7, Class 1A2,
2.603%, 09/25/2035 (P)	1,670,968	1,417,976
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	136,812	123,646
Series 2005-56, Class 2A2,
2.307%, 11/25/2035 (P)	96,870	80,454
Series 2005-56, Class 2A3,
1.767%, 11/25/2035 (P)	116,165	93,701
Series 2006-OA9, Class 2A1B,
0.632%, 07/20/2046 (P)	400,249	273,603
Series 2007-11T1, Class A12,
0.783%, 05/25/2037 (P)	331,892	194,289
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	149,368	120,503
Series 2007-OA11, Class A1B,
1.601%, 11/25/2047 (P)	2,143,041	1,577,798
Series 2007-OA3, Class 1A1,
0.573%, 04/25/2047 (P)	3,407,591	2,827,447
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-12, Class 11A1,
2.763%, 08/25/2034 (P)	53,482	46,422
Series 2004-22, Class A3,
2.664%, 11/25/2034 (P)	182,904	171,749
Series 2004-HYB5, Class 2A1,
2.595%, 04/20/2035 (P)	52,523	51,916
Series 2004-25, Class 1A1,
1.093%, 02/25/2035 (P)	37,853	32,797
Series 2004-25, Class 2A1,
1.113%, 02/25/2035 (P)	58,082	49,930
Series 2005-2, Class 2A1,
1.073%, 03/25/2035 (P)	78,915	65,583
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.373%, 07/25/2033 (P)	13,433	13,277
Series 2003-AR20, Class 2A1,
2.612%, 08/25/2033 (P)	165,288	163,747
Series 2003-8, Class 5A1,
6.500%, 04/25/2033	16,473	16,738
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2AB3
0.742%, 10/19/2036 (P)	1,396,702	617,888
Federal Home Loan Mortgage Corp.,
Series T-62, Class 1A1
1.522%, 10/25/2044 (P)	1,149,218	1,168,138
Federal National Mortgage Association
Series 2002-W8, Class F,
0.833%, 09/25/2032 (P)	2,081	2,080
Series 2004-W2, Class 5AF,
0.783%, 03/25/2044 (P)	40,453	40,420
Series 2011-53, Class FT,
1.013%, 06/25/2041 (P)	2,563,798	2,586,751
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.731%, 08/25/2035 (P)	86,540	75,774
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.786%, 11/15/2031 (P)	51,024	48,355
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.160%, 06/25/2034 (P)	20,063	19,371
Government National Mortgage
Association, Series 2004-68, Class ZC
6.000%, 08/20/2034	2,095,205	2,414,899
GreenPoint Mortgage Funding Trust,
Series 2006-OH1, Class A1
0.613%, 01/25/2037 (P)	252,615	199,808

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
3.092%, 10/25/2033 (P)	$14,794	$14,502
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.312%, 11/10/2045	4,262,428	392,642
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
2.220%, 03/25/2033 (P)	51,236	50,198
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.681%, 05/19/2033 (P)	117,027	114,373
Series 2005-4, Class 3A1,
2.711%, 07/19/2035 (P)	46,671	40,451
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.711%, 12/25/2034 (P)	65,431	61,215
JPMorgan Alternative Loan Trust
Series 2006-A5, Class 1A4,
0.673%, 10/25/2036 (P)	4,120,732	3,142,435
Series 2006-A6, Class 2A1,
5.500%, 11/25/2036 (P)	3,229	2,274
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.137%, 11/25/2033 (P)	74,822	72,451
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036	407,128	378,893
Series 2007-A1, Class 5A6,
2.824%, 07/25/2035 (P)	308,552	278,487
Series 2007-A1, Class 5A5,
2.824%, 07/25/2035 (P)	339,407	342,615
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.673%, 05/25/2037 (P)	295,494	181,646
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
2.334%, 02/25/2033 (P)	112,140	106,718
Series 2005-2, Class 1A,
1.904%, 10/25/2035 (P)	463,649	446,506
Series 2005-3, Class 4A,
0.683%, 11/25/2035 (P)	508,251	471,608
Series 2005-A10, Class A,
0.643%, 02/25/2036 (P)	3,045,604	2,748,036
Series 2005-A8, Class A3A2,
0.683%, 08/25/2036 (P)	28,009	27,523
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-8, Class A3,
5.864%, 08/12/2049 (P)	3,190,224	3,306,005
Series 2006-3, Class A4,
5.414%, 07/12/2046 (P)	1,688,686	1,694,848
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.876%, 12/15/2030 (P)	28,576	27,066
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.888%, 10/07/2020 (P)	1,982,463	1,981,251
Series 2010-R2, Class 1A,
0.808%, 11/06/2017 (P)	4,376,016	4,371,508
Residential Accredit Loans Trust
Series 2006-QA2, Class 2A1,
4.262%, 02/25/2036 (P)	580,719	421,893
Series 2006-QO6, Class A1,
0.613%, 06/25/2046 (P)	1,763,679	714,010
Series 2007-QH4, Class A2,
0.663%, 05/25/2037 (P)	244,840	60,185
Series 2007-QO2, Class A1,
0.583%, 02/25/2047 (P)	509,036	264,782
Residential Asset Securitization Trust
Series 2005-A15, Class 3A1,
5.750%, 02/25/2036	2,214,874	1,958,535
Series 2006-R1, Class A2,
0.833%, 01/25/2046 (P)	478,919	226,263
Residential Funding Mortgage
Securities Trust, Series 2005-SA4,
Class 1A21
3.190%, 09/25/2035 (P)	137,032	104,091
Sequoia Mortgage Trust
Series 5, Class A,
1.132%, 10/19/2026 (P)	19,916	19,287
Series 2003-4, Class 2A1,
0.782%, 07/20/2033 (P)	108,519	101,191
Sovereign Commercial Mortgage
Securities Trust, Series 2007-C1,
Class D
6.019%, 07/22/2030 (P) (S)	915,138	912,040
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.795%, 02/25/2034 (P)	109,102	108,290
Series 2004-12, Class 7A1,
2.868%, 09/25/2034 (P)	233,101	230,260
Series 2004-4, Class 3A2,
2.718%, 04/25/2034 (P)	224,415	221,715
Series 2005-18, Class 6A1,
2.762%, 09/25/2035 (P)	272,019	239,669
Structured Asset
Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1,
0.643%, 05/25/2046 (P)	542,733	415,332
Series 2007-AR1, Class 2A,
0.613%, 01/25/2037 (P)	961,287	740,523
Series 2004-AR3, Class 1A2,
1.012%, 07/19/2034 (P)	50,201	49,135
Thornburg Mortgage Securities Trust
Series 2003-5, Class 1A,
2.234%, 10/25/2043 (P)	619,029	598,278
Series 2007-2, Class A1,
1.683%, 06/25/2037 (P)	784,796	679,201
Series 2007-2, Class A2A,
2.487%, 06/25/2037 (P)	629,933	589,614
Series 2007-2, Class A3A,
5.750%, 06/25/2037 (P)	940,857	911,756
Series 2007-3, Class 2A1,
2.394%, 06/25/2047 (P)	186,897	166,084
Series 2007-3, Class 3A1,
2.394%, 06/25/2047 (P)	355,759	315,781
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)	325,126	296,390
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C28,
Class A4
5.572%, 10/15/2048	161,095	162,432

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.551%, 11/25/2042 (P)		$257,935	$237,061
Series 2002-AR2, Class A,
1.914%, 02/27/2034 (P)		42,260	40,688
Series 2003-AR5, Class A7,
2.574%, 06/25/2033 (P)		65,529	65,887
Series 2005-AR2, Class 2A1A,
0.743%, 01/25/2045 (P)		43,062	40,373
Series 2006-AR5, Class 3A,
1.291%, 07/25/2046 (P)		293,958	181,556
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR11,
Class 1A1
2.771%, 06/25/2035 (P)		1,059,522	1,043,794
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class XA IO
1.463%, 03/15/2045 (S)		12,402,673	684,840
			56,415,761
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $79,020,472)			$76,437,544

ASSET BACKED SECURITIES - 5.1%
Cayman Islands - 0.1%
CIFC Funding, Ltd., Series 2007-1A,
Class A1l
0.881%, 05/10/2021 (P) (S)		482,111	477,117
Ireland - 0.0%
Mercator CLO II PLC, Series X, Class A1
0.048%, 02/18/2024 (P)	EUR	115,317	130,214
Luxembourg - 0.1%
Penta CLO SA, Series 2007-1X, Class A1
0.172%, 06/04/2024 (P)		366,573	413,949
Netherlands - 0.2%
Halcyon Structured Asset Management
European CLO, Series 2006-II,
Class BV
0.175%, 01/25/2023 (P)		187,395	212,800
Highlander Euro CDO III BV,
Series 2007-3X, Class A
0.069%, 05/01/2023 (P)		852,170	946,765
Panther CDO V BV, Series 2015-A,
Class A1
0.312%, 10/15/2084 (P) (S)		454,999	500,902
			1,660,467
United States - 4.7%
ACE Securities Corp. Home Equity
Loan Trust, Series 2005-A, Class M1
1.113%, 09/25/2035 (P)		$1,880,581	1,454,524
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
1.013%, 07/25/2032 (P)		6,344	5,844
Amresco Residential Securities Corp.
Mortgage Loan Trust, Series 1999-1,
Class A
1.373%, 06/25/2029 (P)		27,650	25,329
Countrywide Asset-Backed Certificates
Series 2006.22, Class 1A,
0.573%, 05/25/2047 (P)		1,944,194	1,543,320
Series 2007-BC2, Class 1A,
0.633%, 06/25/2037 (P)		3,179,790	2,827,200
Series 2007-6, Class 2A3,
0.653%, 09/25/2037 (P)		3,018,702	2,621,824
CWABS Asset-Backed Certificates Trust,
Series 2005-4CWL, Class MV5
1.106%, 10/25/2035 (P)		2,100,000	1,653,188
First Alliance Mortgage Loan Trust,
Series 1997-4, Class A3
0.432%, 12/20/2027 (P)		11,635	11,137
Home Equity Asset Trust, Series 2002-1,
Class A4
1.033%, 11/25/2032 (P)		1,283	1,061
HSI Asset Securitization Corp. Trust,
Series 2007-HE2, Class 2A3
0.693%, 04/25/2037 (P)		2,493,774	1,346,010
Mastr Asset Backed Securities Trust,
Series 2006-WMC3, Class A5
0.673%, 08/25/2036 (P)		5,831,315	2,482,188
Morgan Stanley ABS Capital I, Inc. Trust
Series 2006-HE6, Class A2B,
0.533%, 09/25/2036 (P)		1,316,395	539,408
Series 2007-NC3, Class A2B,
0.573%, 05/25/2037 (P)		2,808,727	1,759,590
Series 2006-HE4, Class A4,
0.673%, 06/25/2036 (P)		2,344,479	1,452,959
Novastar Mortgage Funding Trust,
Series 2007-1, Class A1A
0.563%, 03/25/2037 (P)		2,452,306	1,507,957
RAMP Series Trust, Series 2006-NC2,
Class M1
0.793%, 02/25/2036 (P)		2,400,000	1,596,521
Renaissance Home Equity Loan Trust
Series 2002-3, Class M2,
2.983%, 12/25/2032 (P)		498,938	463,577
Series 2006-3, Class AF6,
5.731%, 11/25/2036		2,788,218	1,453,188
Residential Asset Mortgage
Products, Inc. Trust, Series 2002-RS3
0.996%, 06/25/2032 (P)		10,536	9,794
Residential Asset Securities Corp. Trust,
Series 2002-KS4, Class AIIB
0.933%, 07/25/2032 (P)		24,342	21,231
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A
0.483%, 12/25/2036 (P)		52,860	26,903
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020		16,241	17,304
Structured Asset Investment Loan Trust,
Series 2006-4, Class A2
0.563%, 07/25/2036 (P)		2,151,808	1,455,528
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A4
0.793%, 04/25/2037 (P)		7,587,385	3,232,759

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
United States (continued)
Wells Fargo Home Equity Asset-Backed
Securities Trust, Series 2006-2,
Class M1
0.663%, 01/25/2037 (P)		$2,700,000	$1,656,991
			29,165,335
TOTAL ASSET BACKED SECURITIES (Cost $33,953,525)			$31,847,082

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)		5,054	39,169
TOTAL COMMON STOCKS (Cost $15,920)			$39,169

PREFERRED SECURITIES - 0.0%
United States - 0.0%
Navient Corp., 2.780%		9,800	$228,830
TOTAL PREFERRED SECURITIES (Cost $110,250)			$228,830

ESCROW SHARES - 0.1%
United States - 0.1%
Lehman Brothers Holdings, Inc.
5.460%, 12/30/2016 (I)		4,100,000	303,400
5.625%, 01/24/2049 (I)		4,500,000	330,750
6.875%, 05/02/2018 (I)		2,100,000	157,080
			791,230
TOTAL ESCROW SHARES (Cost $0)			$791,230

PURCHASED OPTIONS - 0.0%
Put options - 0.0%
Exchange Traded Option on 10 Year
U.S. Treasury Note Futures (Expiration
Date: 05/20/2016; Strike
Price: $112.00) (I)		1,149,000	1
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 0.400% and pay a floating rate based
on 6-month JPY LIBOR (Expiration
Date: 03/03/2017; Strike Rate: 0.400%;
Counterparty: JPMorgan
Chase Bank) (I)		160,000,000	8,079
Over the Counter Option on the EUR vs.
USD (Expiration Date: 05/06/2016;
Strike Price: EUR 1.06; Counterparty:
Bank of America NA) (I)		5,478,000	655
Over the Counter Option on the EUR vs.
USD (Expiration Date: 05/06/2016;
Strike Price: EUR 1.12; Counterparty:
Bank of America NA) (I)		5,478,000	30,207
			38,942
Call options - 0.0%
Over the Counter Option on the USD vs.
BRL (Expiration Date: 05/19/2016;
Strike Price: $4.00; Counterparty: BNP
Paribas SA) (I)		600,000	4,616
Over the Counter Option on the USD vs.
BRL (Expiration Date: 05/19/2016;
Strike Price: $4.00; Counterparty:
Citibank NA) (I)		200,000	1,539
Over the Counter Option on the USD vs.
BRL (Expiration Date: 05/19/2016;
Strike Price: $4.00; Counterparty: Credit
Suisse International) (I)		4,100,000	31,541
Over the Counter Option on the USD vs.
JPY (Expiration Date: 05/06/2016;
Strike Price: $117.25; Counterparty:
BNP Paribas SA) (I)		13,716,000	19,326
			57,022
TOTAL PURCHASED OPTIONS (Cost $661,773)			$95,964

SHORT-TERM INVESTMENTS - 13.7%
Foreign government - 12.8%
Federative Republic of Brazil
12.549%, 10/01/2016*	BRL	56,600,000	14,726,090
Japan Treasury Discount Bill, 0.000%
04/11/2016 *	JPY	1,000,000,000	8,885,228
06/13/2016 *		6,290,000,000	55,898,201
			79,509,519
Certificate of deposit - 0.8%
Intesa Sanpaolo SpA
1.997%, 04/11/2016*		$4,700,000	4,700,291
Repurchase agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 03/31/2016 at
0.030% to be repurchased at $447,000
on 04/01/2016, collateralized by
$460,000 Federal Home Loan
Mortgage Corp., 1.250% due
03/30/2018 (valued at $460,598,
including interest)		447,000	447,000
TOTAL SHORT-TERM INVESTMENTS (Cost $83,801,052)			$84,656,810
Total Investments (Global Bond Trust)
(Cost $714,515,470) - 115.4%			$714,409,016
Other assets and liabilities, net - (15.4%)			(95,115,105)
TOTAL NET ASSETS - 100.0%			$619,293,911

SALE COMMITMENTS OUTSTANDING - (11.8)%
U.S. Government Agency - (11.8)%
Federal National Mortgage Association
3.000%, TBA (C)		(3,000,000)	(3,056,250)
3.500%, TBA (C)		(1,000,000)	(1,048,597)
4.000%, TBA (C)		(6,000,000)	(6,391,640)
4.500%, TBA (C)		(29,500,000)	(32,014,341)
4.500%, TBA (C)		(21,000,000)	(22,844,060)
4.500%, TBA (C)		(7,000,000)	(7,606,484)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(72,810,313))			$(72,961,372)

Global Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.2%
Brazil - 0.6%
Petroleo Brasileiro SA, ADR (I)(L)	771,260	$3,493,808

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China - 1.7%
China Life Insurance Company, Ltd., H Shares	2,434,530	$5,982,248
China Telecom Corp., Ltd., ADR	63,840	3,352,238
		9,334,486
Denmark - 0.5%
FLSmidth & Company A/S (L)	67,298	2,818,289
France - 8.4%
AXA SA	230,245	5,398,961
BNP Paribas SA	169,028	8,492,085
Cie Generale des Etablissements Michelin	68,957	7,045,256
Credit Agricole SA	703,958	7,612,531
Sanofi	90,604	7,284,198
Technip SA	54,712	3,032,102
Total SA	184,746	8,406,210
		47,271,343
Germany - 5.4%
Deutsche Lufthansa AG	688,266	11,108,236
Merck KGaA	67,262	5,595,116
METRO AG	192,410	5,951,910
Siemens AG	76,629	8,104,357
		30,759,619
Hong Kong - 1.5%
China Mobile, Ltd.	224,500	2,486,331
Kunlun Energy Company, Ltd.	6,808,940	5,923,660
		8,409,991
India - 0.7%
Hero MotoCorp, Ltd.	86,910	3,857,758
Ireland - 2.2%
CRH PLC (I)	283,067	7,994,623
Medtronic PLC	60,300	4,522,500
		12,517,123
Israel - 1.6%
Teva Pharmaceutical Industries, Ltd., ADR	166,100	8,888,011
Italy - 2.2%
Eni SpA	361,942	5,466,311
UniCredit SpA	1,994,302	7,189,464
		12,655,775
Japan - 3.7%
Konica Minolta, Inc.	384,810	3,263,806
Nissan Motor Company, Ltd.	796,000	7,359,216
SoftBank Group Corp.	138,100	6,605,330
Toshiba Corp. (I)(L)	1,949,290	3,790,185
		21,018,537
Netherlands - 5.9%
Aegon NV	1,217,096	6,688,917
Akzo Nobel NV	81,497	5,555,415
ING Groep NV	481,206	5,758,519
QIAGEN NV (I)	149,915	3,333,580
Royal Dutch Shell PLC, A Shares	9,239	223,084
Royal Dutch Shell PLC, B Shares	475,605	11,573,704
		33,133,219
Portugal - 1.0%
Galp Energia SGPS SA	456,106	5,727,277
Russia - 0.9%
MMC Norilsk Nickel PJSC, ADR	408,519	5,294,406
Singapore - 1.9%
DBS Group Holdings, Ltd.	507,510	5,781,541
Singapore Telecommunications, Ltd.	1,855,100	5,222,762
		11,004,303
South Korea - 6.9%
Hyundai Motor Company	70,890	9,460,732
KB Financial Group, Inc., ADR	237,588	6,555,053
POSCO	10,800	2,060,187
Samsung Electronics Company, Ltd.	18,240	20,932,353
		39,008,325
Spain - 1.4%
Telefonica SA	694,834	7,765,912
Sweden - 1.8%
Getinge AB, B Shares (L)	361,144	8,307,911
Telefonaktiebolaget LM Ericsson, B Shares	188,667	1,889,067
		10,196,978
Switzerland - 3.9%
Credit Suisse Group AG (I)	474,695	6,703,622
Glencore PLC (I)	3,555,290	7,993,908
Roche Holding AG	30,212	7,418,263
		22,115,793
Thailand - 0.3%
Bangkok Bank PCL, NVDR	294,700	1,506,493
Turkey - 1.2%
Turkcell Iletisim Hizmetleri AS, ADR (L)	642,220	6,749,732
United Kingdom - 10.4%
BAE Systems PLC	940,874	6,862,981
BP PLC	1,190,978	5,958,877
GlaxoSmithKline PLC	109,326	2,213,107
HSBC Holdings PLC	1,270,439	7,901,945
Kingfisher PLC	530,675	2,862,236
Michael Kors Holdings, Ltd. (I)	98,470	5,608,851
Serco Group PLC	1,898,002	2,792,510
Sky PLC	422,559	6,209,295
Standard Chartered PLC	1,175,024	7,946,673
Tesco PLC (I)	2,652,534	7,285,125
Vodafone Group PLC	1,059,445	3,366,542
		59,008,142
United States - 33.1%
Allergan PLC (I)	36,018	9,653,905
Alphabet, Inc., Class A (I)	10,120	7,720,548
American International Group, Inc.	138,550	7,488,628
Amgen, Inc.	77,850	11,672,051
Apache Corp.	171,160	8,354,320
Baker Hughes, Inc.	110,260	4,832,696
Capital One Financial Corp.	106,960	7,413,398
Chesapeake Energy Corp. (L)	1,144,670	4,716,040
Chevron Corp.	79,710	7,604,334
Cisco Systems, Inc.	306,850	8,736,020
Citigroup, Inc.	309,860	12,936,655
Comcast Corp.	133,180	8,134,634
Eli Lilly & Company	48,820	3,515,528
Gilead Sciences, Inc.	57,840	5,313,182
Halliburton Company	224,640	8,024,141
Hewlett Packard Enterprise Company	269,280	4,774,334
HP, Inc.	269,280	3,317,530
JPMorgan Chase & Co.	168,960	10,005,811
Microsoft Corp.	240,240	13,268,455
Morgan Stanley	172,380	4,311,224
Navistar International Corp. (I)(L)	227,630	2,849,928
Oracle Corp.	256,910	10,510,188

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United States (continued)
SunTrust Banks, Inc.	194,480	$7,016,838
Twenty-First Century Fox, Inc., Class A	249,780	6,963,864
United Parcel Service, Inc., Class B	76,130	8,029,431
		187,163,683
TOTAL COMMON STOCKS (Cost $586,542,489)		$549,699,003

SECURITIES LENDING COLLATERAL - 4.3%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	2,456,801	24,583,487
TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,583,237)		$24,583,487

SHORT-TERM INVESTMENTS - 0.9%
U.S. Government Agency - 0.9%
Federal Agricultural Mortgage Corp.
0.150%, 04/01/2016*	$3,100,000	$3,100,000
Federal Home Loan Mortgage Corp.
0.200%, 04/01/2016*	2,100,000	2,100,000
		5,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,200,000)		$5,200,000
Total Investments (Global Trust) (Cost $616,325,726) - 102.4%		$579,482,490
Other assets and liabilities, net - (2.4%)		(13,642,322)
TOTAL NET ASSETS - 100.0%		$565,840,168

Health Sciences Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.3%
Consumer discretionary - 0.2%
Commercial services and supplies - 0.1%
RPI International Holdings LP (R)	3,056	$354,197
Specialty retail - 0.1%
Jand, Inc., Class A (I)(R)	14,867	153,725
		507,922
Consumer staples - 2.6%
Food and staples retailing - 2.6%
CP ALL PCL	172,600	224,178
Raia Drogasil SA	17,900	259,864
Rite Aid Corp. (I)	379,800	3,095,370
Walgreens Boots Alliance, Inc.	49,400	4,161,456
		7,740,868
Financials - 0.2%
Insurance - 0.2%
ProAssurance Corp.	11,200	566,720
Health care - 94.5%
Biotechnology - 28.4%
AbbVie, Inc.	68,016	3,885,074
ACADIA Pharmaceuticals, Inc. (I)	75,700	2,116,572
Acceleron Pharma, Inc. (I)	25,000	659,750
Acerta Pharma BV, Class B (I)(R)	4,276,305	304,473
Achillion Pharmaceuticals, Inc. (I)	65,900	508,748
Advanced Accelerator Applications SA (I)	31,595	543,459
Advanced Accelerator
Applications SA, ADR (I)	5,983	209,525
Agios Pharmaceuticals, Inc. (I)	1,300	52,780
Aimmune Therapeutics, Inc. (I)	6,200	84,072
Alexion Pharmaceuticals, Inc. (I)	87,100	12,126,062
Alkermes PLC (I)	66,600	2,277,054
Amicus Therapeutics, Inc. (I)	80,900	683,605
Ardelyx, Inc. (I)	20,700	160,839
aTyr Pharma, Inc. (I)	5,806	22,876
Avexis, Inc. (I)	3,200	87,168
Avexis, Inc. (I)	10,120	260,559
Axovant Sciences, Ltd. (I)	17,300	198,604
Baxalta, Inc.	143,400	5,793,360
BeiGene, Ltd. (I)	93,429	199,710
BeiGene, Ltd., ADR (I)	4,750	139,223
Bellicum Pharmaceuticals, Inc. (I)	15,952	149,151
Biogen, Inc. (I)	18,219	4,742,770
BioMarin Pharmaceutical, Inc. (I)	29,700	2,449,656
Bluebird Bio, Inc. (I)	19,300	820,250
Blueprint Medicines Corp. (I)	5,800	104,690
Celgene Corp. (I)	29,332	2,935,840
Clovis Oncology, Inc. (I)	17,100	328,320
CoLucid Pharmaceuticals, Inc. (I)	12,200	75,640
Corvus Pharmaceuticals, Inc. (I)	3,100	44,950
Editas Medicine, Inc. (I)	5,786	199,848
Editas Medicine, Inc. (I)	9,148	299,567
Exelixis, Inc. (I)	275,200	1,100,800
FibroGen, Inc. (I)	13,400	285,286
Gilead Sciences, Inc.	89,592	8,229,921
Incyte Corp. (I)	76,500	5,543,955
Inotek Pharmaceuticals Corp. (I)	15,100	111,740
Insmed, Inc. (I)	96,800	1,226,456
Ironwood Pharmaceuticals, Inc. (I)	87,900	961,626
Ligand Pharmaceuticals, Inc. (I)	4,400	471,196
Medgenics, Inc. (I)	16,200	71,280
Medivation, Inc. (I)	8,800	404,624
Neurocrine Biosciences, Inc. (I)	107,900	4,267,445
Novavax, Inc. (I)	243,600	1,256,976
Ophthotech Corp. (I)	19,300	815,811
Otonomy, Inc. (I)	8,400	125,328
Portola Pharmaceuticals, Inc. (I)	8,400	171,360
Prothena Corp. PLC (I)	42,348	1,743,044
Puma Biotechnology, Inc. (I)	22,687	666,317
Regeneron Pharmaceuticals, Inc. (I)	16,200	5,839,128
REGENXBIO, Inc. (I)	3,400	36,720
REGENXBIO, Inc. (I)	7,400	79,920
Retrophin, Inc. (I)	9,500	129,770
Seres Therapeutics, Inc. (I)	15,034	399,303
Spark Therapeutics, Inc. (I)	29,603	873,585
TESARO, Inc. (I)	45,685	2,011,511
Ultragenyx Pharmaceutical, Inc. (I)	12,281	777,510
Vertex Pharmaceuticals, Inc. (I)	68,104	5,413,587
Xencor, Inc. (I)	11,900	159,698
		85,638,092
Health care equipment and supplies - 10.7%
Align Technology, Inc. (I)	9,900	719,631
Becton, Dickinson and Company	56,200	8,532,284
DENTSPLY SIRONA, Inc.	14,605	900,106
DexCom, Inc. (I)	8,400	570,444
GenMark Diagnostics, Inc. (I)	23,600	124,372
Hologic, Inc. (I)	23,800	821,100
Intuitive Surgical, Inc. (I)	9,200	5,529,660
Lantheus Holdings, Inc. (I)	57,000	107,730

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Medtronic PLC	60,093	$4,506,975
Novocure, Ltd. (I)	21,304	308,482
Novocure, Ltd. (I)	6,800	98,464
Oxford Immunotec Global PLC (I)	8,000	79,280
Stryker Corp.	42,200	4,527,638
Teleflex, Inc.	5,800	910,658
The Cooper Companies, Inc.	12,235	1,883,823
West Pharmaceutical Services, Inc.	22,600	1,566,632
Wright Medical Group NV (I)	65,182	1,082,021
		32,269,300
Health care providers and services - 31.3%
Acadia Healthcare Company, Inc. (I)	40,100	2,209,911
Adeptus Health, Inc., Class A (I)	16,600	921,964
Aetna, Inc.	105,900	11,897,865
Anthem, Inc.	53,500	7,435,965
Centene Corp. (I)	53,000	3,263,210
Cigna Corp.	70,900	9,730,316
DaVita HealthCare Partners, Inc. (I)	74,300	5,452,134
Diplomat Pharmacy, Inc. (I)	31,600	865,840
Envision Healthcare Holdings, Inc. (I)	31,200	636,480
Fresenius SE & Company KGaA	10,458	762,310
HCA Holdings, Inc. (I)	80,200	6,259,610
Henry Schein, Inc. (I)	15,400	2,658,502
Humana, Inc.	75,600	13,831,020
McKesson Corp.	45,600	7,170,600
Team Health Holdings, Inc. (I)	17,400	727,494
UnitedHealth Group, Inc.	106,700	13,753,630
Universal American Corp.	21,500	153,510
Universal Health Services, Inc., Class B	32,250	4,022,220
WellCare Health Plans, Inc. (I)	25,900	2,402,225
		94,154,806
Health care technology - 0.8%
athenahealth, Inc. (I)	17,100	2,373,138
Life sciences tools and services - 5.4%
Agilent Technologies, Inc.	111,900	4,459,215
Bruker Corp.	37,300	1,044,400
Mettler-Toledo International, Inc. (I)	3,000	1,034,280
Thermo Fisher Scientific, Inc.	69,500	9,840,505
		16,378,400
Pharmaceuticals - 17.9%
Allergan PLC (I)	69,340	18,585,200
Astellas Pharma, Inc.	109,100	1,449,884
Bristol-Myers Squibb Company	139,100	8,885,708
Carbylan Therapeutics, Inc. (I)	33,300	21,422
Catalent, Inc. (I)	53,400	1,424,178
Chugai Pharmaceutical Company, Ltd.	22,700	702,413
Dyax Corp. (I)	62,700	168,663
Eli Lilly & Company	91,900	6,617,719
Endo International PLC (I)	18,200	512,330
Mallinckrodt PLC (I)	99,896	6,121,627
Natco Pharma, Ltd.	17,865	111,306
Pacira Pharmaceuticals, Inc. (I)	25,100	1,329,798
Shire PLC, ADR	10,200	1,753,380
Teva Pharmaceutical Industries, Ltd., ADR	66,700	3,569,117
TherapeuticsMD, Inc. (I)	220,800	1,413,120
Valeant Pharmaceuticals International, Inc. (I)	17,880	470,244
Zeneca, Inc. (I)	13,151	8,088
Zoetis, Inc.	17,300	766,909
		53,911,106
		284,724,842
Industrials - 0.2%
Professional services - 0.2%
The Advisory Board Company (I)	23,700	764,325
Information technology - 0.6%
Electronic equipment, instruments and components - 0.6%
FEI Company	22,400	1,993,824
TOTAL COMMON STOCKS (Cost $257,279,104)		$296,298,501

PREFERRED SECURITIES - 0.5%
Consumer discretionary - 0.1%
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	33,198	343,267
Health care - 0.4%
Biotechnology - 0.0%
Ovid Therapeutics, Inc., Series B (I)(R)	13,746	59,933
Health care providers and services - 0.2%
Anthem, Inc., 5.250%	11,600	541,604
Audentes Therapeutics, Inc., Series C (I)(R)	15,628	84,235
Pharmaceuticals - 0.2%
Allergan PLC, 5.500%	349	320,780
Corvus Pharmaceuticals, Inc. (I)	7,602	102,279
		1,108,831
Information technology - 0.0%
Software - 0.0%
Doximity, Inc. (I)(R)	31,611	122,018
TOTAL PREFERRED SECURITIES (Cost $1,754,190)		$1,574,116

CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Ironwood Pharmaceuticals, Inc.
2.250%, 06/15/2022 (S)	$376,000	$343,335
TOTAL CONVERTIBLE BONDS (Cost $376,000)		$343,335

RIGHTS - 0.0%
Wright Medical Group NV (Expiration
Date: 01/02/2024) (I)(N)	3,500	4,305
TOTAL RIGHTS (Cost $8,750)		$4,305

WARRANTS - 0.0%
Alexza Pharmaceuticals, Inc. (Expiration Date:
10/05/2016; Strike Price $2.77) (I)	1,413	0
EnteroMedics, Inc. (Expiration Date:
06/13/2016; Strike Price $2.19) (I)	30,600	938
EnteroMedics, Inc. (Expiration Date:
09/28/2016; Strike Price $1.90) (I)	4,120	597
TOTAL WARRANTS (Cost $1,766)		$1,535

SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%
State Street Institutional U.S. Government
Money Market Fund, 0.2385% (Y)	677,679	$677,679

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

		Shares or
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds (continued)
T. Rowe Price Reserve Investment
Fund, 0.3310% (Y)		1,000	$1,000
TOTAL SHORT-TERM INVESTMENTS (Cost $678,679)			$678,679
Total Investments (Health Sciences Trust)
(Cost $260,098,489) - 99.2%			$298,900,471
Other assets and liabilities, net - 0.8%			2,470,204
TOTAL NET ASSETS - 100.0%			$301,370,675

High Yield Trust
		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 1.1%
U.S. Government - 1.1%
U.S. Treasury Notes
1.375%, 09/30/2020		$2,500,000	$2,521,778
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $2,496,783)			$2,521,778

FOREIGN GOVERNMENT
OBLIGATIONS - 0.4%
Brazil - 0.2%
Federative Republic of Brazil
10.000%, 01/01/2017	BRL	1,936,000	537,916
Mexico - 0.2%
Government of Mexico
6.500%, 06/09/2022	MXN	5,956,000	361,291
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,368,396)			$899,207

CORPORATE BONDS - 82.5%
Consumer discretionary - 21.5%
Altice Financing SA
6.625%, 02/15/2023 (S)		$1,350,000	1,353,361
American Axle & Manufacturing, Inc.
6.250%, 03/15/2021		70,000	72,275
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (L)(S)		490,000	519,400
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		665,062	611,685
Boyd Gaming Corp.
6.375%, 04/01/2026 (S)		410,000	425,375
Caesars Entertainment Resort
Properties LLC
11.000%, 10/01/2021		1,490,000	1,270,225
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (S)		330,000	347,325
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022		590,000	632,775
CCO Safari II LLC
4.908%, 07/23/2025 (S)		1,550,000	1,635,571
6.484%, 10/23/2045 (S)		450,000	500,851
CCOH Safari LLC
5.750%, 02/15/2026 (S)		1,380,000	1,428,300
CEC Entertainment, Inc.
8.000%, 02/15/2022		310,000	265,825
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)		540,000	531,900
DISH DBS Corp.
5.875%, 07/15/2022 to 11/15/2024		2,330,000	2,162,988
Dollar Tree, Inc.
5.750%, 03/01/2023 (S)		1,140,000	1,207,688
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		510,000	487,050
Empire Today LLC
11.375%, 02/01/2017 (S)		160,000	156,000
ESH Hospitality, Inc.
5.250%, 05/01/2025 (S)		770,000	751,713
Fontainebleau Las Vegas Holdings LLC
11.000%, 06/15/2015 (H)(S)		3,600,425	360
GameStop Corp.
5.500%, 10/01/2019 (S)		530,000	508,800
6.750%, 03/15/2021 (S)		510,000	493,425
General Motors Company
6.600%, 04/01/2036		140,000	154,086
6.750%, 04/01/2046		60,000	68,223
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)		1,050,000	609,000
Greektown Holdings LLC
8.875%, 03/15/2019 (S)		330,000	338,250
Guitar Center, Inc.
9.625%, 04/15/2020 (L)(S)		1,570,000	1,087,225
HD Supply, Inc.
5.750%, 04/15/2024 (S)		430,000	441,825
Hilton Worldwide Finance LLC
5.625%, 10/15/2021		200,000	207,240
iHeartCommunications, Inc., PIK
14.000%, 02/01/2021		989,800	222,705
Jarden Corp.
5.000%, 11/15/2023 (S)		250,000	261,875
L Brands, Inc.
6.875%, 11/01/2035		710,000	770,492
Lamar Media Corp.
5.750%, 02/01/2026 (S)		140,000	147,000
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)		680,000	676,600
Landry’s, Inc.
9.375%, 05/01/2020 (S)		496,000	520,800
Levi Strauss & Company
5.000%, 05/01/2025		650,000	656,500
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		430,000	409,546
MDC Partners, Inc.
6.500%, 05/01/2024 (S)		900,000	919,125
MediaNews Group, Inc.
12.000%, 12/31/2018		464,000	391,114
MGM Resorts International
6.625%, 12/15/2021		450,000	482,625
Modular Space Corp.
10.250%, 01/31/2019 (S)		850,000	471,750
Monitronics International, Inc.
9.125%, 04/01/2020		1,020,000	826,200
Murphy Oil USA, Inc.
6.000%, 08/15/2023		580,000	600,300
NCL Corp., Ltd.
4.625%, 11/15/2020 (S)		420,000	422,100
5.250%, 11/15/2019 (S)		810,000	830,250

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Neiman Marcus Group, Ltd., LLC
8.000%, 10/15/2021 (S)		$510,000	$438,600
Neiman Marcus Group, Ltd., LLC, PIK
8.750%, 10/15/2021 (S)		660,000	508,609
Neptune Finco Corp.
6.625%, 10/15/2025 (S)		720,000	778,428
10.125%, 01/15/2023 (S)		355,000	379,850
10.875%, 10/15/2025 (S)		290,000	316,825
Netflix, Inc.
5.500%, 02/15/2022		330,000	345,490
5.875%, 02/15/2025		1,080,000	1,136,700
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		1,496,123	1,062,247
New Red Finance, Inc.
4.625%, 01/15/2022 (S)		613,000	623,728
6.000%, 04/01/2022 (S)		560,000	582,400
Numericable-SFR SA
6.000%, 05/15/2022 (S)		980,000	955,500
6.250%, 05/15/2024 (S)		520,000	504,140
PulteGroup, Inc.
4.250%, 03/01/2021		60,000	60,900
5.500%, 03/01/2026		720,000	740,700
Sally Holdings LLC
5.625%, 12/01/2025		630,000	670,950
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)		200,000	206,000
6.875%, 08/15/2018 (S)	EUR	1,200,000	1,414,641
Service Corp. International
5.375%, 05/15/2024		$200,000	211,500
7.500%, 04/01/2027		480,000	552,000
Shea Homes LP
5.875%, 04/01/2023 (S)		100,000	98,625
6.125%, 04/01/2025 (S)		980,000	960,400
Speedway Motorsports, Inc.
5.125%, 02/01/2023		610,000	625,250
StoneMor Partners LP
7.875%, 06/01/2021		530,000	534,217
Studio City Finance, Ltd.
8.500%, 12/01/2020 (S)		500,000	501,250
Taylor Morrison Communities, Inc.
5.875%, 04/15/2023 (S)		840,000	806,400
The Goodyear Tire & Rubber Company
5.125%, 11/15/2023		590,000	603,275
The William Carter Company
5.250%, 08/15/2021		550,000	565,125
Time Warner Cable, Inc.
7.300%, 07/01/2038		440,000	516,230
Toll Brothers Finance Corp.
6.750%, 11/01/2019		320,000	356,800
Tribune Media Company
5.875%, 07/15/2022 (S)		410,000	399,750
Viacom, Inc.
4.375%, 03/15/2043		600,000	463,940
Viking Cruises, Ltd.
6.250%, 05/15/2025 (S)		545,000	456,438
Virgin Media Finance PLC
6.000%, 10/15/2024 (S)		1,680,000	1,726,200
6.375%, 04/15/2023 (S)		200,000	208,000
Vista Outdoor, Inc.
5.875%, 10/01/2023 (S)		510,000	534,225
William Lyon Homes, Inc.
5.750%, 04/15/2019		580,000	559,700
7.000%, 08/15/2022		180,000	172,800
8.500%, 11/15/2020		400,000	410,434
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)		1,080,000	961,200
ZF North America Capital, Inc.
4.750%, 04/29/2025 (S)		820,000	815,900
			50,643,090
Consumer staples - 6.0%
Alliance One International, Inc.
9.875%, 07/15/2021 (L)		890,000	678,625
Beverages & More, Inc.
10.000%, 11/15/2018 (S)		970,000	870,575
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)		790,000	758,400
Central Garden & Pet Company
6.125%, 11/15/2023		380,000	395,200
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)		1,070,000	1,087,388
Constellation Brands, Inc.
4.750%, 11/15/2024 to 12/01/2025		1,260,000	1,311,150
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)		370,000	368,150
DS Services of America, Inc.
10.000%, 09/01/2021 (S)		980,000	1,107,400
Kraft Heinz Foods Company
4.875%, 02/15/2025 (S)		408,000	449,640
7.125%, 08/01/2039 (S)		440,000	576,041
Kronos Acquisition Holdings, Inc.
9.000%, 08/15/2023 (S)		200,000	183,000
Pactiv LLC
7.950%, 12/15/2025		380,000	349,600
8.375%, 04/15/2027		1,510,000	1,396,750
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (S)		980,000	983,675
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)		1,560,000	1,314,300
Spectrum Brands, Inc.
5.750%, 07/15/2025		860,000	913,750
6.125%, 12/15/2024		490,000	523,075
The Sun Products Corp.
7.750%, 03/15/2021 (S)		840,000	781,200
			14,047,919
Energy - 11.2%
Atwood Oceanics, Inc.
6.500%, 02/01/2020		450,000	213,750
Berry Petroleum Company LLC
6.375%, 09/15/2022 (H)		510,000	96,900
6.750%, 11/01/2020		1,700,000	306,000
Blue Racer Midstream LLC
6.125%, 11/15/2022 (S)		580,000	482,850
California Resources Corp.
5.500%, 09/15/2021		510,000	112,200
6.000%, 11/15/2024		134,000	30,150
Calumet Specialty Products Partners LP
6.500%, 04/15/2021		460,000	326,600
7.625%, 01/15/2022		70,000	48,300
Carrizo Oil & Gas, Inc.
6.250%, 04/15/2023		310,000	273,188
7.500%, 09/15/2020		250,000	233,125
CGG SA
6.500%, 06/01/2021		1,350,000	546,750

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
CGG SA (continued)
6.875%, 01/15/2022	$200,000	$78,000
Chesapeake Energy Corp.
3.872%, 04/15/2019 (P)	130,000	50,375
4.875%, 04/15/2022	290,000	101,500
5.375%, 06/15/2021	270,000	95,850
5.750%, 03/15/2023	960,000	326,400
6.125%, 02/15/2021	830,000	319,550
6.875%, 11/15/2020	430,000	168,775
Cloud Peak Energy Resources LLC
6.375%, 03/15/2024	170,000	54,400
Continental Resources, Inc.
3.800%, 06/01/2024	160,000	128,301
4.500%, 04/15/2023	110,000	91,988
4.900%, 06/01/2044	760,000	566,200
5.000%, 09/15/2022	70,000	60,331
Crestwood Midstream Partners LP
6.000%, 12/15/2020	580,000	456,750
6.125%, 03/01/2022	800,000	600,000
CrownRock LP
7.750%, 02/15/2023 (S)	590,000	570,825
Ensco PLC
4.700%, 03/15/2021	470,000	327,073
5.750%, 10/01/2044	580,000	287,100
EP Energy LLC
6.375%, 06/15/2023	150,000	69,000
9.375%, 05/01/2020	870,000	438,806
EV Energy Partners LP
8.000%, 04/15/2019	370,000	92,500
Freeport-McMoran Oil & Gas LLC
6.125%, 06/15/2019	190,000	162,450
6.875%, 02/15/2023	1,910,000	1,461,150
Gulfport Energy Corp.
6.625%, 05/01/2023	320,000	297,600
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)	680,000	425,000
Kinder Morgan, Inc.
7.750%, 01/15/2032	660,000	685,778
Magnum Hunter Resources Corp.
9.750%, 05/15/2020 (H)	1,930,000	424,600
Matador Resources Company
6.875%, 04/15/2023	50,000	47,625
MEG Energy Corp.
6.375%, 01/30/2023 (S)	1,248,000	736,320
7.000%, 03/31/2024 (S)	470,000	279,650
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016 (H)	1,370,000	376,750
MPLX LP
4.875%, 06/01/2025 (S)	820,000	748,006
Murray Energy Corp.
11.250%, 04/15/2021 (S)	2,020,000	267,650
Natural Resource Partners LP
9.125%, 10/01/2018	450,000	291,375
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	640,000	618,400
Oasis Petroleum, Inc.
6.500%, 11/01/2021	1,110,000	821,400
6.875%, 01/15/2023	420,000	309,750
Parsley Energy LLC
7.500%, 02/15/2022 (S)	460,000	457,700
Petrobras Global Finance BV
6.850%, 06/05/2115	410,000	281,752
QEP Resources, Inc.
5.250%, 05/01/2023	520,000	452,400
6.875%, 03/01/2021	650,000	596,375
Range Resources Corp.
4.875%, 05/15/2025 (S)	690,000	603,750
Rice Energy, Inc.
6.250%, 05/01/2022	570,000	495,900
7.250%, 05/01/2023	300,000	262,500
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	310,000	292,950
6.875%, 04/15/2040 (S)	720,000	602,100
Rose Rock Midstream LP
5.625%, 11/15/2023	600,000	390,000
Sanchez Energy Corp.
6.125%, 01/15/2023	1,670,000	901,800
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)	710,000	475,700
SM Energy Company
5.000%, 01/15/2024	350,000	240,625
5.625%, 06/01/2025	450,000	312,611
6.125%, 11/15/2022	190,000	139,175
Summit Midstream Holdings LLC
5.500%, 08/15/2022	880,000	624,800
7.500%, 07/01/2021	500,000	392,500
Targa Resources Partners LP
4.125%, 11/15/2019	130,000	122,769
6.375%, 08/01/2022	525,000	504,000
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)	420,000	373,800
Tesoro Logistics LP
5.500%, 10/15/2019 (S)	150,000	148,875
6.250%, 10/15/2022 (S)	70,000	69,650
The Williams Companies, Inc.
3.700%, 01/15/2023	300,000	224,250
4.550%, 06/24/2024	380,000	288,800
5.750%, 06/24/2044	460,000	305,900
7.500%, 01/15/2031	210,000	170,625
Whiting Petroleum Corp.
5.750%, 03/15/2021	660,000	438,900
6.250%, 04/01/2023	310,000	206,925
WPX Energy, Inc.
5.250%, 09/15/2024	170,000	118,150
8.250%, 08/01/2023	620,000	480,500
		26,482,823
Financials - 8.7%
Ally Financial, Inc.
3.500%, 01/27/2019	650,000	640,250
8.000%, 11/01/2031	330,000	376,200
Bank of America Corp. (6.500% to
10/23/2024, then 3 month
LIBOR + 4.174%)
10/23/2024 (Q)	520,000	536,744
Barclays Bank PLC
7.625%, 11/21/2022	200,000	215,000
BNP Paribas SA (7.375% to 08/19/2025,
then 5 Year U.S. Swap Rate + 5.150%)
08/19/2025 (Q)(S)	390,000	377,325
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023	1,810,000	1,821,300
5.375%, 05/15/2020	1,020,000	1,058,250
Citigroup, Inc. (5.950% to 05/15/2025,
then 3 month LIBOR + 3.905%)
05/15/2025 (Q)	780,000	750,750

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (6.300% to 05/15/2024,
then 3 month LIBOR + 3.423%)
05/15/2024 (Q)	$1,060,000	$1,018,112
CNO Financial Group, Inc.
4.500%, 05/30/2020	200,000	204,000
5.250%, 05/30/2025	1,010,000	1,032,725
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)	1,470,000	661,500
Credit Agricole SA (8.125% to
12/23/2025, then 5 Year U.S. Swap
Rate + 6.185%)
12/23/2025 (Q)(S)	290,000	289,298
CTR Partnership LP
5.875%, 06/01/2021	1,030,000	1,035,150
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)	340,000	341,700
First Cash Financial Services, Inc.
6.750%, 04/01/2021	160,000	154,000
Genworth Holdings, Inc.
4.900%, 08/15/2023	320,000	237,600
7.700%, 06/15/2020	570,000	503,025
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)	820,000	621,150
Greystar Real Estate Partners LLC
8.250%, 12/01/2022 (S)	660,000	681,450
HSBC Holdings PLC (6.375% to
03/30/2025, then 5 Year
ISDAFIX + 4.368%)
03/30/2025 (L)(Q)	620,000	585,900
Liberty Mutual Group, Inc. (7.800% to
03/15/2037, then 3 month LIBOR
+3.576%)
03/07/2087 (S)	430,000	468,700
M&T Bank Corp.
6.875%, 06/15/2016 (Q)	790,000	792,963
MPT Operating Partnership LP
6.375%, 03/01/2024	280,000	294,700
Navient Corp.
5.875%, 03/25/2021 to 10/25/2024	590,000	521,605
8.000%, 03/25/2020	610,000	606,950
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)	1,110,000	1,076,700
Rabobank Nederland NV
5.250%, 08/04/2045	270,000	291,995
The GEO Group, Inc.
5.875%, 10/15/2024	750,000	756,563
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)	950,000	935,750
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)	660,000	772,200
The Royal Bank of Scotland NV
7.750%, 05/15/2023	210,000	226,920
TMX Finance LLC
8.500%, 09/15/2018 (S)	690,000	552,000
		20,438,475
Health care - 7.3%
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (L)(S)	450,000	397,125
BioScrip, Inc.
8.875%, 02/15/2021	1,050,000	887,250
Centene Escrow Corp.
5.625%, 02/15/2021 (S)	410,000	427,425
6.125%, 02/15/2024 (S)	250,000	263,125
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025	660,000	653,400
DJO Finance LLC
10.750%, 04/15/2020 (S)	210,000	170,363
DJO Finco, Inc.
8.125%, 06/15/2021 (S)	1,230,000	1,088,550
DPx Holdings BV
7.500%, 02/01/2022 (S)	150,000	149,250
Greatbatch, Ltd.
9.125%, 11/01/2023 (S)	520,000	515,450
HCA, Inc.
5.250%, 04/15/2025 to 06/15/2026	740,000	760,650
5.375%, 02/01/2025	1,490,000	1,506,301
5.875%, 02/15/2026	1,500,000	1,545,000
IASIS Healthcare LLC
8.375%, 05/15/2019	730,000	719,963
Immucor, Inc.
11.125%, 08/15/2019	480,000	441,600
JLL/Delta Dutch Pledgeco BV, PIK
8.750%, 05/01/2020 (S)	1,200,000	1,170,000
Kindred Healthcare, Inc.
8.000%, 01/15/2020	500,000	496,250
Mallinckrodt International Finance SA
4.750%, 04/15/2023	140,000	114,800
5.500%, 04/15/2025 (S)	90,000	79,425
5.625%, 10/15/2023 (S)	430,000	390,225
5.750%, 08/01/2022 (S)	80,000	73,700
Tenet Healthcare Corp.
6.750%, 06/15/2023	1,550,000	1,484,125
8.125%, 04/01/2022	320,000	328,291
Universal Hospital Services, Inc.
7.625%, 08/15/2020	1,410,000	1,304,250
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/2023 (S)	1,080,000	845,100
5.875%, 05/15/2023 (S)	460,000	360,525
6.125%, 04/15/2025 (S)	460,000	354,200
6.375%, 10/15/2020 (S)	360,000	298,800
7.250%, 07/15/2022 (S)	80,000	64,000
7.500%, 07/15/2021 (S)	230,000	191,618
		17,080,761
Industrials - 10.4%
AerCap Ireland Capital, Ltd.
4.250%, 07/01/2020	360,000	363,150
4.625%, 07/01/2022	150,000	153,000
5.000%, 10/01/2021	150,000	155,250
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)	222,582	225,364
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 01/15/2022 (S)	534,380	539,724
American Builders & Contractors
Supply Company, Inc.
5.625%, 04/15/2021 (S)	1,180,000	1,215,400
5.750%, 12/15/2023 (S)	500,000	520,000
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	720,000	765,000
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)	520,000	426,400

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (L)(S)	$780,000	$604,500
CBC Ammo LLC
7.250%, 11/15/2021 (S)	1,450,000	1,109,250
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 10/19/2023	94,962	98,997
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 06/17/2018	196,357	206,174
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)	1,000,000	987,500
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)	810,000	801,900
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)	460,000	460,000
GFL Environmental, Inc.
9.875%, 02/01/2021 (S)	650,000	676,000
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (L)	960,000	974,400
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)	377,000	381,713
International Lease Finance Corp.
8.250%, 12/15/2020	780,000	910,163
8.625%, 01/15/2022	30,000	36,075
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)	530,000	528,013
Jack Cooper Holdings Corp.
10.250%, 06/01/2020 (S)	1,030,000	726,150
LMI Aerospace, Inc.
7.375%, 07/15/2019	200,000	188,000
Michael Baker Holdings LLC, PIK
9.625%, 04/15/2019 (S)	1,488,337	937,652
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)	940,000	622,750
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)	1,790,000	1,109,800
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)	740,000	680,800
Standard Industries, Inc.
5.125%, 02/15/2021 (S)	240,000	245,700
5.500%, 02/15/2023 (S)	350,000	357,000
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021 (H)	930,000	190,650
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 02/15/2023	673,568	690,408
United Airlines 2014-1 Class B Pass
Through Trust
4.750%, 10/11/2023	323,712	320,474
United Rentals North America, Inc.
5.500%, 07/15/2025 (L)	840,000	829,500
5.750%, 11/15/2024	620,000	620,000
7.625%, 04/15/2022	500,000	532,500
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 12/03/2022	724,305	752,824
USG Corp.
5.500%, 03/01/2025 (S)	360,000	374,400
WESCO Distribution, Inc.
5.375%, 12/15/2021	810,000	818,100
West Corp.
5.375%, 07/15/2022 (S)	1,400,000	1,284,220
XPO Logistics, Inc.
6.500%, 06/15/2022 (L)(S)	1,060,000	1,029,525
		24,448,426
Information technology - 2.7%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	290,000	304,863
6.125%, 09/15/2023 (S)	270,000	289,575
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)	750,000	750,000
Ancestry.com, Inc.
11.000%, 12/15/2020	430,000	462,250
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (S)	770,000	781,550
CommScope, Inc.
4.375%, 06/15/2020 (S)	110,000	113,025
First Data Corp.
5.000%, 01/15/2024 (S)	1,360,000	1,361,700
7.000%, 12/01/2023 (S)	110,000	111,100
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018	800,000	752,000
Micron Technology, Inc.
5.500%, 02/01/2025	1,040,000	843,050
Western Digital Corp.
10.500%, 04/01/2024 (S)	510,000	510,319
		6,279,432
Materials - 5.6%
Alcoa, Inc.
5.125%, 10/01/2024	480,000	460,800
Anglo American Capital PLC
3.625%, 05/14/2020 (S)	330,000	282,355
4.125%, 04/15/2021 (S)	410,000	340,300
4.875%, 05/14/2025 (S)	530,000	430,625
ArcelorMittal
6.125%, 06/01/2025 (L)	720,000	666,000
6.500%, 03/01/2021	400,000	394,000
Ardagh Packaging Finance PLC
7.000%, 11/15/2020 (S)	91,765	87,406
9.125%, 10/15/2020 (S)	1,000,000	1,035,000
Axiall Corp.
4.875%, 05/15/2023	20,000	19,537
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)	790,000	590,525
BHP Billiton Finance USA, Ltd. (6.750%
to 10/19/2025, then 5 Year U.S. Swap
Rate + 5.093%)
10/19/2075 (S)	450,000	450,000
BWAY Holding Company
9.125%, 08/15/2021 (S)	610,000	544,425
Celanese US Holdings LLC
4.625%, 11/15/2022	420,000	422,520
Cemex SAB de CV
5.700%, 01/11/2025 (S)	220,000	203,940
6.125%, 05/05/2025 (S)	270,000	252,450
Coeur Mining, Inc.
7.875%, 02/01/2021	860,000	690,150
Coveris Holdings SA
7.875%, 11/01/2019 (S)	440,000	393,800
Eagle Spinco, Inc.
4.625%, 02/15/2021	625,000	604,750

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Eco Services Operations LLC
8.500%, 11/01/2022 (S)		$470,000	$432,400
FMG Resources August 2006 Pty, Ltd.
9.750%, 03/01/2022 (L)(S)		1,140,000	1,137,150
Freeport-McMoRan, Inc.
3.100%, 03/15/2020 (L)		210,000	155,400
3.550%, 03/01/2022		220,000	153,450
3.875%, 03/15/2023		260,000	177,871
4.000%, 11/14/2021		310,000	219,325
5.450%, 03/15/2043		360,000	217,800
Global Brass & Copper, Inc.
9.500%, 06/01/2019		570,000	602,775
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (S)		730,000	496,400
HIG BBC Intermediate Holdings LLC,
PIK
10.500%, 09/15/2018 (S)		496,437	347,506
Kerling, Ltd.
10.625%, 02/01/2017 (S)	EUR	553,000	630,832
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)		$980,000	56,350
NWH Escrow Corp.
7.500%, 08/01/2021 (S)		220,000	144,200
Resolute Forest Products, Inc.
5.875%, 05/15/2023		480,000	324,000
Techniplas LLC
10.000%, 05/01/2020 (S)		270,000	193,050
			13,157,092
Telecommunication services - 7.3%
CenturyLink, Inc.
5.625%, 04/01/2025		420,000	373,800
5.800%, 03/15/2022		970,000	933,237
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (S)		1,540,000	1,513,050
Communications Sales & Leasing, Inc.
8.250%, 10/15/2023		260,000	241,150
Frontier Communications Corp.
10.500%, 09/15/2022 (S)		670,000	686,750
11.000%, 09/15/2025 (S)		830,000	834,150
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		1,170,000	704,925
7.250%, 10/15/2020		60,000	38,700
7.500%, 04/01/2021		50,000	31,750
8.000%, 02/15/2024 (S)		1,060,000	1,091,800
Level 3 Financing, Inc.
5.250%, 03/15/2026 (S)		210,000	211,575
5.625%, 02/01/2023		850,000	873,375
Oi Brasil Holdings Cooperatief UA
5.750%, 02/10/2022 (S)		1,020,000	262,650
Sprint Capital Corp.
8.750%, 03/15/2032		1,140,000	892,050
Sprint Communications, Inc.
7.000%, 08/15/2020		1,020,000	810,900
11.500%, 11/15/2021		1,080,000	961,200
Sprint Corp.
7.250%, 09/15/2021		2,400,000	1,833,000
7.875%, 09/15/2023		1,650,000	1,258,125
T-Mobile USA, Inc.
6.500%, 01/15/2026		1,460,000	1,516,575
Telecom Italia SpA
5.303%, 05/30/2024 (S)		580,000	594,500
Windstream Services LLC
7.500%, 04/01/2023		920,000	694,600
7.750%, 10/15/2020 to 10/01/2021		870,000	737,106
			17,094,968
Utilities - 1.8%
AES Corp.
4.875%, 05/15/2023		470,000	452,375
5.500%, 03/15/2024 to 04/15/2025		325,000	314,688
Miran Mid-Atlantic Series C Pass
Through Trust
10.060%, 12/30/2028		1,558,871	1,519,899
NRG REMA LLC
9.237%, 07/02/2017		413,992	407,783
9.681%, 07/02/2026		511,000	490,560
Red Oak Power LLC
9.200%, 11/30/2029		1,030,000	1,063,475
			4,248,780
TOTAL CORPORATE BONDS (Cost $221,480,590)			$193,921,766

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
ILFC E-Capital Trust I (1.550% + Highest
of 3 month LIBOR, 10 Year CMT and
30 Year CMT)
12/21/2065 (S)		1,000,000	810,000
TOTAL CAPITAL PREFERRED SECURITIES (Cost $839,327)			$810,000

CONVERTIBLE BONDS - 0.2%
Materials - 0.2%
Hercules, Inc.
6.500%, 06/30/2029		250,000	206,250
Mirabela Nickel, Ltd., PIK
9.500%, 06/24/2019 (S)		741,348	352,956
			559,206
TOTAL CONVERTIBLE BONDS (Cost $971,935)			$559,206

TERM LOANS (M) - 4.3%
Consumer discretionary - 0.7%
Equinox Holdings, Inc.
9.750%, 07/31/2020		630,000	627,638
Spencer Gifts LLC
9.250%, 06/29/2022		630,000	548,100
TOMS Shoes LLC
6.500%, 10/28/2020		465,300	294,302
			1,470,040
Consumer staples - 0.1%
AdvancePierre Foods, Inc.
9.500%, 10/10/2017		270,000	267,975
Energy - 1.4%
Hercules Offshore, Inc.
10.500%, 05/06/2020		1,170,000	830,700
Magnum Hunter Resources Corp.
9.000%, 09/15/2016		420,000	415,800
Murray Energy Corp.
7.500%, 04/16/2020		367,159	187,137
Pacific Drilling SA
4.500%, 06/04/2018		248,721	77,311
Panda Temple Power LLC
7.250%, 03/04/2022		722,700	523,958

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Energy (continued)
TPF II Power LLC
5.500%, 10/02/2021	$1,049,849	$1,017,041
Westmoreland Coal Company
7.500%, 12/16/2020	468,407	271,676
		3,323,623
Health care - 0.7%
Immucor, Inc.
5.000%, 08/17/2018	296,187	284,895
Lantheus Medical Imaging, Inc.
7.000%, 06/30/2022	585,575	503,595
Radnet Management, Inc.
8.000%, 03/25/2021	1,000,000	912,500
		1,700,990
Industrials - 0.7%
Commercial Barge Line Company
9.750%, 11/12/2020	870,000	774,300
Intelligrated, Inc.
4.500%, 07/30/2018	852,376	841,722
		1,616,022
Information technology - 0.2%
Kronos, Inc.
9.750%, 04/30/2020	509,455	505,634
Materials - 0.0%
Essar Steel Algoma, Inc.
7.500%, 08/09/2019 (H)	316,800	50,688
Telecommunication services - 0.5%
CWGS Group LLC
5.750%, 02/20/2020	1,104,125	1,089,633
TOTAL TERM LOANS (Cost $11,704,510)		$10,024,605

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.4%
Commercial and residential - 0.4%
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank),
Series 2015-LC21, Class E
3.250%, 07/10/2048 (S)	600,000	353,808
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C31,
Class E
4.619%, 08/15/2048 (P)(S)	500,000	365,044
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class E
3.000%, 05/15/2048 (S)	500,000	287,257
		1,006,109
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,051,564)		$1,006,109

ASSET BACKED SECURITIES - 2.3%
AMMC CLO 16, Ltd., Series 2015-16A,
Class E 6.224%, 04/14/2027 (P)(S)	400,000	310,721
Avery Point VI CLO, Ltd.,
Series 2015-6A, Class E1
6.121%, 08/05/2027 (P)(S)	750,000	599,380
Babson CLO, Ltd., Series 2015-2A,
Class E 6.174%, 07/20/2027 (P)(S)	500,000	415,029
Carlyle Global Market Strategies
CLO, Ltd., Series 2015-2A, Class D
5.921%, 04/27/2027 (P)(S)	500,000	407,439
Cent CLO 23, Ltd., Series 2015-23A,
Class D 6.020%, 04/17/2026 (P)(S)	250,000	197,153
Cumberland Park CLO, Ltd.,
Series 2015-2A, Class E
5.624%, 07/20/2026 (P)(S)	750,000	592,595
Galaxy XX CLO, Ltd., Series 2015-20A,
Class E 6.124%, 07/20/2027 (P)(S)	250,000	202,454
Goldentree Loan Opportunities X, Ltd.,
Series 2015-10A, Class E2
5.824%, 07/20/2027 (P)(S)	750,000	599,561
Jamestown CLO VIII, Ltd.,
Series 2015-8A, Class D2
7.114%, 01/15/2028 (P)(S)	750,000	649,223
Neuberger Berman CLO XIX, Ltd.,
Series 2015-19A, Class D
5.872%, 07/15/2027 (P)(S)	1,000,000	796,049
Oaktree CLO, Ltd., Series 2015-1A,
Class D 6.224%, 10/20/2027 (P)(S)	350,000	276,128
Treman Park CLO, Ltd., Series 2015-1A,
Class E 6.824%, 04/20/2027 (P)(S)	500,000	433,150
TOTAL ASSET BACKED SECURITIES (Cost $6,302,610)		$5,478,882

COMMON STOCKS - 1.9%
Consumer discretionary - 0.1%
Bossier Casino Venture Holdco, Inc. (I)(S)	43,365	$52,472
New Cotai LLC (I)	3	99,790
PB Investors II LLC (I)	127,402	1
Vertis Holdings, Inc. (I)	69,391	0
		152,263
Energy - 0.1%
Hercules Offshore, Inc. (I)(L)	45,689	109,654
KCAD Holdings I, Ltd. (I)	165,553,563	106,451
		216,105
Financials - 0.9%
Citigroup, Inc.	32,112	1,340,676
JPMorgan Chase & Co.	13,909	823,691
		2,164,367
Health care - 0.5%
Physiotherapy
Associates Holdings, Inc. (I)	11,500	1,285,930
Industrials - 0.1%
DeepOcean Group Holdings AS (I)	83,286	364,793
Materials - 0.1%
Mirabela Nickel, Ltd. (I)	2,045,076	130,115
Telecommunication services - 0.1%
Axtel SAB de CV, ADR (I)(S)	41,294	131,943
TOTAL COMMON STOCKS (Cost $10,652,654)		$4,445,516

PREFERRED SECURITIES - 1.1%
Energy - 0.0%
Rex Energy Corp., 6.000%	6,100	$34,442
Financials - 1.1%
GMAC Capital Trust I, 6.402%	100,372	2,460,118
TOTAL PREFERRED SECURITIES (Cost $2,832,658)		$2,494,560

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	15,000

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
ESCROW CERTIFICATES (continued)
Consumer discretionary (continued)
Adelphia Communications Corp. (continued)
9.875%, 03/01/2049 (I)	2,050,000	$10,250
10.250%, 11/01/2049 (I)	1,025,000	5,125
		30,375
TOTAL ESCROW CERTIFICATES (Cost $440,831)		$30,375

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	666,457	$6,668,773
TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,668,584)		$6,668,773

SHORT-TERM INVESTMENTS - 3.9%
Money market funds - 3.8%
State Street Institutional Liquid Reserves
Fund, 0.4442% (Y)	9,091,474	$9,091,474
Repurchase agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 03/31/2016 at
0.000% to be repurchased at $118,494
on 04/01/2016, collateralized by
$118,800 U.S. Treasury Notes, 1.500%
due 08/31/2018 (valued at $120,808,
including interest)	$118,494	$118,494
TOTAL SHORT-TERM INVESTMENTS (Cost $9,209,968)		$9,209,968
Total Investments (High Yield Trust)
(Cost $276,020,410) - 101.3%		$238,070,745
Other assets and liabilities, net - (1.3%)		(2,959,467)
TOTAL NET ASSETS - 100.0%		$235,111,278

Income Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 52.5%
Consumer discretionary - 3.2%
Automobiles - 2.0%
Daimler AG	20,470	$1,566,622
Ford Motor Company	174,060	2,349,810
General Motors Company	99,416	3,124,645
		7,041,077
Multiline retail - 1.2%
Nordstrom, Inc. (L)	20,000	1,144,200
Target Corp.	35,000	2,879,800
		4,024,000
		11,065,077
Consumer staples - 1.9%
Beverages - 1.4%
Anheuser-Busch InBev NV, ADR	5,200	648,232
PepsiCo, Inc.	40,920	4,193,482
		4,841,714
Food products - 0.5%
Nestle SA	23,500	1,753,587
		6,595,301
Energy - 7.9%
Energy equipment and services - 0.6%
Halliburton Company	38,580	1,378,078
Schlumberger, Ltd.	9,000	663,750
		2,041,828
Oil, gas and consumable fuels - 7.3%
Anadarko Petroleum Corp.	26,000	1,210,820
BP PLC, ADR	117,000	3,531,061
Chevron Corp.	63,000	6,010,200
Occidental Petroleum Corp.	21,000	1,437,030
Royal Dutch Shell PLC, ADR, Class A	189,955	9,203,320
Total SA, ADR (L)	79,454	3,608,801
		25,001,232
		27,043,060
Financials - 4.6%
Banks - 3.1%
JPMorgan Chase & Co. (I)(S)	40,000	1,642,040
JPMorgan Chase & Co.	44,160	2,615,155
The Toronto-Dominion Bank	14,000	604,304
U.S. Bancorp	52,500	2,130,975
Wells Fargo & Company	73,150	3,537,534
		10,530,008
Capital markets - 0.4%
Morgan Stanley	20,000	500,200
The Charles Schwab Corp.	24,000	672,480
		1,172,680
Insurance - 0.9%
MetLife, Inc.	68,462	3,008,220
Real estate investment trusts - 0.2%
HCP, Inc.	24,800	807,984
		15,518,892
Health care - 7.4%
Pharmaceuticals - 7.4%
AstraZeneca PLC	64,500	3,601,148
Bristol-Myers Squibb Company	21,500	1,373,420
Eli Lilly & Company	40,930	2,947,369
Merck & Company, Inc.	67,130	3,551,848
Pfizer, Inc.	200,000	5,928,000
Roche Holding AG	17,500	4,296,955
Sanofi, ADR (L)	92,500	3,714,800
		25,413,540
		25,413,540
Industrials - 9.0%
Aerospace and defense - 3.9%
Raytheon Company	27,610	3,385,814
Lockheed Martin Corp.	19,290	4,272,735
United Technologies Corp.	39,600	3,963,960
The Boeing Company	14,040	1,782,238
		13,404,747
Air freight and logistics - 0.1%
CEVA Group PLC (I)	1,115	446,028
Commercial services and supplies - 1.4%
Waste Management, Inc.	40,040	2,362,360
Republic Services, Inc.	47,620	2,269,093
		4,631,453

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates - 2.4%
Siemens AG	6,500	$687,444
General Electric Company	231,620	7,363,200
		8,050,644
Machinery - 0.7%
Illinois Tool Works, Inc.	5,000	512,200
Deere & Company	26,500	2,040,235
		2,552,435
Road and rail - 0.5%
Union Pacific Corp.	22,000	1,750,100
		30,835,407
Information technology - 7.0%
Communications equipment - 1.0%
Cisco Systems, Inc.	119,080	3,390,208
Semiconductors and semiconductor equipment - 2.8%
Analog Devices, Inc.	20,000	1,183,800
Texas Instruments, Inc.	53,370	3,064,505
QUALCOMM, Inc.	37,880	1,937,183
Intel Corp.	103,590	3,351,137
		9,536,625
Software - 1.4%
Microsoft Corp.	89,640	4,950,817
Technology hardware, storage and peripherals - 1.8%
Apple, Inc.	55,019	5,996,521
		23,874,171
Materials - 5.1%
Chemicals - 3.5%
Agrium, Inc.	20,000	1,765,800
BASF SE	55,000	4,135,754
E.I. du Pont de Nemours & Company	1,935	122,524
The Dow Chemical Company	100,000	5,086,000
The Mosaic Company	35,000	945,000
		12,055,078
Metals and mining - 1.6%
BHP Billiton PLC	161,680	1,810,550
Rio Tinto PLC, ADR (L)	130,000	3,675,100
		5,485,650
		17,540,728
Telecommunication services - 1.6%
Diversified telecommunication services - 1.6%
BCE, Inc.	20,000	911,492
Telstra Corp., Ltd.	300,000	1,224,292
Verizon Communications, Inc.	63,000	3,407,040
		5,542,824
		5,542,824
Utilities - 4.8%
Electric utilities - 2.1%
Duke Energy Corp.	34,082	2,749,736
Exelon Corp.	27,800	996,908
The Southern Company	35,000	1,810,550
Xcel Energy, Inc.	33,000	1,380,060
		6,937,254
Multi-utilities - 2.7%
Dominion Resources, Inc.	35,070	2,634,458
PG&E Corp.	57,400	3,427,928
Public Service Enterprise Group, Inc.	23,000	1,084,220
Sempra Energy	20,950	2,179,848
		9,326,454
		16,263,708
TOTAL COMMON STOCKS (Cost $163,235,243)		$179,692,708

PREFERRED SECURITIES - 3.8%
Energy - 0.0%
Energy equipment and services - 0.0%
Newco Acquisition Company, Ltd. (I)	31	16,275
Financials - 2.1%
Banks - 1.7%
Bank of America Corp., 7.250%	3,350	3,812,300
Wells Fargo & Company, 7.500%	1,600	1,928,016
		5,740,316
Capital markets - 0.2%
Morgan Stanley (6.375% to 10/15/2024, then
3 month LIBOR + 3.708%)	20,000	521,400
Real estate investment trusts - 0.2%
FelCor Lodging Trust, Inc., 1.950%	30,000	756,300
		7,018,016
Health care - 0.6%
Pharmaceuticals - 0.6%
Allergan PLC, 5.500%	1,175	1,079,990
Teva Pharmaceutical Industries, Ltd., 7.000%	1,000	883,940
		1,963,930
		1,963,930
Information technology - 0.1%
Semiconductors and semiconductor equipment - 0.1%
CEVA, Inc. (I)	1,068	427,248
Utilities - 1.0%
Electric utilities - 0.4%
NextEra Energy, Inc., 6.371%	25,000	1,526,250
Multi-utilities - 0.6%
Dominion Resources, Inc., 6.000%	8,500	494,955
Dominion Resources, Inc., 6.125%	8,500	498,525
Dominion Resources, Inc., 6.375%	18,600	935,580
		1,929,060
		3,455,310
TOTAL PREFERRED SECURITIES (Cost $11,458,564)		$12,880,779

CORPORATE BONDS - 29.1%
Consumer discretionary - 4.2%
Altice Financing SA 6.625%, 02/15/2023 (S)	$700,000	$701,746
Altice Luxembourg SA
7.625%, 02/15/2025 (S)	1,000,000	957,500
7.750%, 05/15/2022 (S)	500,000	492,040
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (L)(S)	200,000	212,000
CCO Holdings LLC 5.125%, 02/15/2023	900,000	918,000
DISH DBS Corp.
5.000%, 03/15/2023	1,500,000	1,335,000
5.125%, 05/01/2020	2,000,000	1,985,000
Dollar General Corp. 3.250%, 04/15/2023	285,000	287,739
iHeartCommunications, Inc.
9.000%, 12/15/2019 to 09/15/2022	4,919,000	3,499,435
KB Home 7.500%, 09/15/2022	700,000	703,500

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
MGM Resorts International
6.750%, 10/01/2020	$400,000	$432,800
Shea Homes LP 5.875%, 04/01/2023 (S)	1,000,000	986,250
Sirius XM Radio, Inc. 6.000%, 07/15/2024 (S)	700,000	734,782
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	1,000,000	995,000
		14,240,792
Consumer staples - 1.2%
Cott Beverages, Inc. 5.375%, 07/01/2022	500,000	507,500
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	900,000	923,625
7.875%, 08/15/2019	300,000	310,500
9.875%, 08/15/2019	1,500,000	1,551,563
US Foods, Inc. 8.500%, 06/30/2019	800,000	822,000
		4,115,188
Energy - 2.4%
Antero Resources Corp. 5.375%, 11/01/2021	1,600,000	1,468,000
Bill Barrett Corp.
7.000%, 10/15/2022	500,000	297,500
7.625%, 10/01/2019	1,000,000	672,500
Chesapeake Energy Corp.
8.000%, 12/15/2022 (S)	2,383,000	1,167,670
Denbury Resources, Inc. 5.500%, 05/01/2022	700,000	315,000
Energy Transfer Equity LP
5.500%, 06/01/2027	1,000,000	797,500
Energy XXI Gulf Coast, Inc.
11.000%, 03/15/2020 (H)(S)	400,000	56,000
Kinder Morgan, Inc.
5.625%, 11/15/2023 (S)	1,300,000	1,319,382
7.750%, 01/15/2032	300,000	311,717
NGL Energy Partners LP 6.875%, 10/15/2021	500,000	295,000
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	500,000	477,500
Sabine Pass LNG LP 7.500%, 11/30/2016	500,000	514,500
Sanchez Energy Corp. 7.750%, 06/15/2021	900,000	517,500
W&T Offshore, Inc. 8.500%, 06/15/2019	1,500,000	180,000
		8,389,769
Financials - 5.5%
Bank of America Corp. (6.100% to
03/17/2025, then 3 month LIBOR + 3.898%)
03/17/2025 (Q)	500,000	492,500
Bank of America Corp. (8.125% to
05/15/2018, then 3 month LIBOR + 3.640%)
05/15/2018 (Q)	1,500,000	1,477,500
Citigroup, Inc.
7.500%, 04/03/2017 (S)	12,500,000	1,686,600
Citigroup, Inc. (5.875% to 03/27/2020, then
3 month LIBOR + 4.059%)
03/27/2020 (Q)	2,500,000	2,415,625
Citigroup, Inc. (5.950% to 8/15/2020, then
3 month LIBOR + 4.095%)
08/15/2020 (Q)	2,000,000	1,914,000
Citigroup, Inc. (6.300% to 05/15/2024, then
3 month LIBOR + 3.423%)
05/15/2024 (Q)	1,500,000	1,440,725
JPMorgan Chase & Co. (5.150% to
05/01/2023, then 3 month LIBOR + 3.250%)
05/01/2023 (Q)	1,000,000	960,200
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	2,500,000	2,500,000
Morgan Stanley (5.550% to 07/15/2020, then
3 month LIBOR + 3.810%)
07/15/2020 (Q)	400,000	394,300
OneMain Financial Holdings, Inc.
7.250%, 12/15/2021 (S)	1,500,000	1,492,500
Royal Bank of Canada
6.000%, 04/05/2017	4,100,000	3,362,234
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month LIBOR + 3.110%)
06/15/2024 (Q)	800,000	810,750
		18,946,934
Health care - 4.1%
Community Health Systems, Inc.
6.875%, 02/01/2022	1,000,000	902,500
7.125%, 07/15/2020	1,000,000	945,000
8.000%, 11/15/2019	2,000,000	1,947,500
HCA, Inc.
5.875%, 05/01/2023	1,000,000	1,050,000
7.500%, 02/15/2022	1,200,000	1,357,882
Mallinckrodt International Finance SA
5.500%, 04/15/2025 (S)	1,000,000	882,500
5.750%, 08/01/2022 (S)	2,500,000	2,303,125
Tenet Healthcare Corp. 8.125%, 04/01/2022	2,400,000	2,462,184
Valeant Pharmaceuticals International, Inc.
5.875%, 05/15/2023 (S)	800,000	627,000
6.125%, 04/15/2025 (S)	600,000	462,000
Vizient, Inc. 10.375%, 03/01/2024 (S)	1,000,000	1,070,000
		14,009,691
Industrials - 1.9%
Bombardier, Inc. 7.500%, 03/15/2025 (S)	300,000	228,000
Stena International SA 5.750%, 03/01/2024 (S)	800,000	656,000
The Hertz Corp. 6.750%, 04/15/2019	600,000	608,694
TransDigm, Inc.
6.000%, 07/15/2022	500,000	498,125
6.500%, 07/15/2024	500,000	496,100
United Rentals North America, Inc.
5.750%, 11/15/2024	1,000,000	1,000,000
XPO Logistics, Inc.
6.500%, 06/15/2022 (L)(S)	3,000,000	2,913,750
		6,400,669
Information technology - 2.2%
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)	1,500,000	1,080,000
CommScope, Inc. 5.500%, 06/15/2024 (S)	635,000	641,350
First Data Corp. 7.000%, 12/01/2023 (S)	2,700,000	2,727,000
Western Digital Corp.
7.375%, 04/01/2023 (S)	1,000,000	1,020,000
10.500%, 04/01/2024	1,000,000	1,000,625
Zayo Group LLC 6.000%, 04/01/2023	1,000,000	998,120
		7,467,095
Materials - 1.1%
Algeco Scotsman Global Finance PLC
8.500%, 10/15/2018 (S)	1,000,000	770,000
First Quantum Minerals, Ltd.
7.000%, 02/15/2021 (S)	517,000	346,390
FMG Resources August 2006 Pty, Ltd.
9.750%, 03/01/2022 (L)(S)	2,500,000	2,493,750
		3,610,140

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services - 3.6%
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	$500,000	$301,250
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	2,900,000	3,037,750
11.500%, 11/15/2021	1,500,000	1,335,000
T-Mobile USA, Inc.
6.633%, 04/28/2021	2,500,000	2,612,500
6.731%, 04/28/2022	2,500,000	2,612,000
Telecom Italia SpA 5.303%, 05/30/2024 (S)	1,500,000	1,537,500
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)	1,000,000	905,000
		12,341,000
Utilities - 2.9%
Calpine Corp.
5.375%, 01/15/2023	1,500,000	1,454,070
5.750%, 01/15/2025	2,000,000	1,920,000
Dynegy, Inc. 6.750%, 11/01/2019	4,000,000	3,980,000
InterGen NV 7.000%, 06/30/2023 (S)	4,000,000	2,730,000
		10,084,070
TOTAL CORPORATE BONDS (Cost $107,622,663)		$99,605,348

CONVERTIBLE BONDS - 1.6%
Consumer discretionary - 0.2%
Fiat Chrysler Automobiles NV
7.875%, 12/15/2016	1,000,000	732,500
Energy - 0.5%
Cobalt International Energy, Inc.
3.125%, 05/15/2024	4,000,000	1,610,000
Stone Energy Corp. 1.750%, 03/01/2017	286,000	111,004
		1,721,004
Financials - 0.9%
Wells Fargo Bank NA 7.000%, 04/03/2017	9,800,000	3,165,273
TOTAL CONVERTIBLE BONDS (Cost $8,045,945)		$5,618,777

TERM LOANS (M) - 3.1%
Consumer discretionary - 1.9%
Belk, Inc.
5.750%, 12/12/2022	3,500,000	3,085,835
iHeartCommunications, Inc.
7.183%, 01/30/2019	2,539,722	1,734,419
7.933%, 07/30/2019	816,818	558,295
PET Acquisition Merger Sub LLC
5.750%, 01/26/2023	1,000,000	996,406
		6,374,955
Health care - 0.4%
Vizient, Inc.
6.250%, 02/13/2023	1,500,000	1,506,251
Industrials - 0.8%
Arnhold & S Bleichroeder Holdings, Inc.
4.750%, 12/01/2022	997,500	980,875
Navistar, Inc.
6.500%, 08/07/2020	758,227	688,723
XPO Logistics, Inc.
5.500%, 11/01/2021	997,500	1,000,617
		2,670,215
TOTAL TERM LOANS (Cost $11,443,438)		$10,551,421

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%
General Motors Company (I)	85,000	850
SuperMedia, Inc. (I)	651,025	0
		850
TOTAL ESCROW CERTIFICATES (Cost $326)		$850

EQUITY LINKED SECURITIES - 0.6%
General Electric Company (The Goldman
Sachs Group, Inc.) 1.474%, 05/03/2016 (S)	6,500,000	1,933,035
TOTAL EQUITY LINKED SECURITIES (Cost $1,741,675)		$1,933,035

SECURITIES LENDING COLLATERAL - 2.3%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	773,034	$7,735,214
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,734,623)		$7,735,214

SHORT-TERM INVESTMENTS - 5.4%
U.S. Government Agency - 5.4%
Federal Home Loan Bank Discount Notes
0.080%, 04/01/2016*	$18,540,000	$18,540,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,540,000)		$18,540,000
Total Investments (Income Trust) (Cost $329,822,477) - 98.4%		$336,558,132
Other assets and liabilities, net - 1.6%		5,435,617
TOTAL NET ASSETS - 100.0%		$341,993,749

International Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.4%
Australia - 4.0%
Abacus Property Group	60,053	$136,911
Adelaide Brighton, Ltd.	215,943	838,157
ASX, Ltd.	8,510	269,950
Australia & New Zealand Banking Group, Ltd.	71,776	1,286,686
BT Investment Management, Ltd.	22,348	165,932
Challenger, Ltd.	37,644	241,572
Charter Hall Retail REIT	35,194	123,695
CIMIC Group, Ltd.	23,104	614,696
Dexus Property Group	101,770	618,010
Downer EDI, Ltd.	121,018	356,063
Fairfax Media, Ltd.	936,439	616,291
Lend Lease Group	29,594	314,172
Macquarie Group, Ltd.	22,595	1,143,624
Mirvac Group	199,874	296,151
OZ Minerals, Ltd.	219,344	839,885
Premier Investments, Ltd.	1,319	17,086
Scentre Group	1,550,729	5,278,684
Shopping Centres Australasia Property Group	117,509	206,055
Sonic Healthcare, Ltd.	45,370	650,684
South32, Ltd. (I)	216,872	243,362
Stockland	158,411	518,256
Suncorp Group, Ltd.	25,254	230,407
Telstra Corp., Ltd.	1,167,780	4,765,668
The GPT Group	81,511	312,046
The Star Entertainment Group, Ltd.	191,427	832,536
Westfield Corp. (I)	204,725	1,567,515

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Woodside Petroleum, Ltd.	10,833	$216,701
WorleyParsons, Ltd.	77,027	318,178
		23,018,973
Austria - 0.5%
Oesterreichische Post AG	10,467	425,048
OMV AG	50,482	1,417,451
voestalpine AG	38,719	1,291,411
		3,133,910
Belgium - 1.0%
Ageas	13,915	550,706
AGFA-Gevaert NV (I)	74,147	329,858
bpost SA	39,499	1,096,177
Delhaize Group	31,538	3,286,924
Elia System Operator SA	615	30,566
Gimv NV	3,908	215,609
Groupe Bruxelles Lambert SA	924	76,130
Umicore SA	5,839	289,849
		5,875,819
Canada - 3.7%
Air Canada (I)	151,600	1,045,880
Bank of Montreal	18,600	1,129,534
BCE, Inc.	33,400	1,522,191
BRP, Inc. (I)	2,327	34,813
Canadian Imperial Bank of Commerce	11,400	851,610
Canadian Tire Corp., Ltd., Class A	3,500	364,323
CGI Group, Inc., Class A (I)	500	23,896
CI Financial Corp.	13,700	302,745
Linamar Corp.	4,300	206,897
Magna International, Inc.	19,300	829,659
Martinrea International, Inc.	2,600	20,540
Metro, Inc.	123,900	4,298,698
National Bank of Canada (L)	10,000	327,161
Power Corp. of Canada	7,400	170,706
Royal Bank of Canada	35,000	2,016,593
Sun Life Financial, Inc.	81,200	2,619,657
Suncor Energy, Inc.	126,500	3,523,007
The North West Company, Inc.	1,500	33,401
The Toronto-Dominion Bank	35,300	1,523,710
Toromont Industries, Ltd.	800	21,134
Transcontinental, Inc., Class A	43,300	686,132
		21,552,287
China - 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.	1,176,200	854,268
Colombia - 0.0%
Pacific Exploration
and Production Corp. (I)(L)	66,600	42,562
Denmark - 0.6%
AP Moeller - Maersk A/S, Class B	1,007	1,320,209
Carlsberg A/S, B Shares	11,036	1,049,363
Pandora A/S	7,833	1,024,070
Schouw & Company A/S	3,796	236,833
TDC A/S	20,557	100,473
		3,730,948
Faroe Islands - 0.1%
Bakkafrost P/F	18,206	704,493
Finland - 1.1%
Fortum OYJ (L)	58,279	881,390
Metsa Board OYJ	6,385	42,681
Metso OYJ (L)	13,588	323,828
Neste OYJ (L)	49,062	1,612,284
Sampo OYJ, A Shares	9,077	429,928
Sponda OYJ (L)	44,735	188,273
Stora Enso OYJ, R Shares	31,555	281,933
Tieto OYJ	22,214	578,794
UPM-Kymmene OYJ	97,618	1,764,898
		6,104,009
France - 11.8%
Alten SA	1,740	106,632
AXA SA	515,827	12,095,506
BNP Paribas SA	81,346	4,086,880
Carrefour SA	10,834	297,645
Casino Guichard Perrachon SA	4,004	229,153
Christian Dior SE	19,707	3,568,456
Cie de Saint-Gobain	9,542	419,126
Cie Generale des Etablissements Michelin	37,135	3,794,039
Credit Agricole SA	80,635	871,979
Engie SA	50,204	777,843
Legrand SA, ADR	2,920	163,211
LVMH Moet Hennessy Louis Vuitton SE	11,269	1,925,611
Metropole Television SA	21,928	399,502
Orange SA	99,466	1,736,970
Rallye SA (L)	4,113	71,311
Renault SA	25,620	2,546,058
Rexel SA	52,483	748,134
Sanofi	22,235	1,787,605
Schneider Electric SE	24,182	1,523,965
SCOR SE	41,926	1,478,144
Societe BIC SA	4,922	739,558
Societe Generale SA	58,648	2,167,165
Suez Environnement Company	35,517	650,187
Total SA	437,218	19,894,050
Valeo SA	10,476	1,629,006
Vivendi SA	223,271	4,679,089
		68,386,825
Germany - 11.3%
ADVA Optical Networking SE (I)	47,116	558,608
Allianz SE	53,226	8,644,192
Amadeus Fire AG	2,163	163,402
BASF SE	178,484	13,421,231
Bayerische Motoren Werke AG	68,113	6,253,181
Bechtle AG	1,172	120,787
Daimler AG	211,577	16,192,577
Deutsche EuroShop AG	1,423	66,630
Deutsche Lufthansa AG	191,057	3,083,555
Deutsche Telekom AG	254,111	4,555,793
Evonik Industries AG	20,468	612,144
Fraport AG Frankfurt Airport
Services Worldwide	2,564	155,267
Hannover Rueck SE	15,520	1,803,774
HeidelbergCement AG	11,626	993,505
Leoni AG	13,392	460,881
METRO AG	17,391	537,964
Muenchener Rueckversicherungs-
Gesellschaft AG	17,653	3,582,583
ProSiebenSat.1 Media SE	49,577	2,545,034
Rheinmetall AG	2,710	216,091
Rhoen-Klinikum AG	13,185	410,154
Software AG	16,942	661,707
STADA Arzneimittel AG	10,645	421,506
		65,460,566

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong - 3.7%
BOC Hong Kong Holdings, Ltd.	561,500	$1,677,333
Champion REIT	904,000	460,445
CK Hutchison Holdings, Ltd.	182,172	2,366,786
Dah Sing Banking Group, Ltd.	171,600	301,774
Dah Sing Financial Holdings, Ltd.	28,800	177,227
Giordano International, Ltd.	372,000	170,365
Global Brands Group Holding, Ltd. (I)	246,000	29,802
Hang Seng Bank, Ltd.	46,600	824,540
Henderson Land Development Company, Ltd.	96,000	590,324
Hongkong Land Holdings, Ltd.	287,700	1,723,983
Hysan Development Company, Ltd.	229,000	975,927
Kerry Properties, Ltd.	328,500	901,933
Link REIT	373,000	2,215,863
Luk Fook Holdings International, Ltd.	75,000	170,275
Man Wah Holdings, Ltd.	34,800	44,107
New World Development Company, Ltd.	294,000	280,602
Pacific Textiles Holdings, Ltd.	212,000	306,613
Power Assets Holdings, Ltd.	31,000	317,273
Shun Tak Holdings, Ltd.	278,000	92,058
SJM Holdings, Ltd.	1,130,000	808,428
SmarTone Telecommunications Holdings, Ltd.	152,500	254,205
Sun Hung Kai Properties, Ltd.	168,802	2,065,549
Swire Pacific, Ltd., Class A	107,500	1,159,488
Swire Properties, Ltd.	51,000	138,047
Television Broadcasts, Ltd.	38,200	137,487
Texwinca Holdings, Ltd.	112,000	109,418
The Bank of East Asia, Ltd.	68,945	257,699
The Wharf Holdings, Ltd.	244,000	1,336,504
Wheelock & Company, Ltd.	272,000	1,215,417
Xinyi Glass Holdings, Ltd.	578,000	386,192
		21,495,664
Ireland - 0.1%
AerCap Holdings NV (I)	3,500	135,660
ICON PLC (I)	1,200	90,120
Smurfit Kappa Group PLC	5,356	137,775
		363,555
Isle of Man - 0.1%
Playtech PLC	23,300	290,021
Israel - 1.2%
Bank Hapoalim BM	75,959	394,290
Bank Leumi Le-Israel BM (I)	443,593	1,592,998
Bezeq The
Israeli Telecommunication Corp., Ltd.	180,459	407,305
Check Point Software Technologies, Ltd. (I)	28,700	2,510,382
Israel Discount Bank, Ltd., Class A (I)	363,873	616,344
Mizrahi Tefahot Bank, Ltd.	6,471	75,914
Teva Pharmaceutical Industries, Ltd.	25,246	1,357,828
		6,955,061
Italy - 2.8%
A2A SpA	340,289	441,858
Amplifon SpA	12,986	112,526
ASTM SpA	16,066	185,437
Banca Mediolanum SpA	114,549	913,723
De’Longhi SpA	4,344	98,741
Enel SpA	808,376	3,583,717
Engineering SpA	2,073	154,432
Eni SpA	285,399	4,310,303
EXOR SpA	15,795	565,134
Hera SpA	115,158	343,767
Industria Macchine Automatiche SpA	1,196	70,133
Iren SpA	62,009	111,008
Italmobiliare SpA	5,767	179,402
MARR SpA	12,233	246,303
Poste Italiane SpA (I)(S)	66,513	502,857
Recordati SpA	20,119	503,253
Reply SpA	1,675	248,096
Snam SpA	128,519	804,276
Societa Cattolica di Assicurazioni SCRL	46,262	315,328
Telecom Italia SpA (I)	554,399	597,544
Telecom Italia SpA	1,962,193	1,717,248
		16,005,086
Japan - 25.0%
Adastria Company, Ltd.	2,600	78,889
Aisin Seiki Company, Ltd.	23,900	899,592
AOKI Holdings, Inc.	13,700	165,318
Aoyama Trading Company, Ltd.	15,500	594,848
Asahi Glass Company, Ltd.	76,000	415,859
Asahi Group Holdings, Ltd.	5,400	168,073
Autobacs Seven Company, Ltd.	11,400	192,320
Bridgestone Corp.	29,000	1,082,363
Calsonic Kansei Corp.	80,000	594,429
Canon, Inc.	118,300	3,528,056
Central Japan Railway Company	15,100	2,670,457
Century Tokyo Leasing Corp.	5,200	192,585
Coca-Cola West Company, Ltd.	28,700	709,626
Cosmo Energy Holdings Company, Ltd. (I)	13,700	145,311
Credit Saison Company, Ltd.	5,600	97,416
Daihatsu Motor Company, Ltd.	19,000	267,585
Daiichi Sankyo Company, Ltd.	14,500	321,830
Daiichikosho Company, Ltd.	6,200	269,841
Daito Trust Construction Company, Ltd.	6,900	978,671
Daiwa House Industry Company, Ltd.	30,200	848,871
Daiwabo Holdings Company, Ltd.	56,000	104,488
DCM Holdings Company, Ltd.	49,800	359,939
DeNA Company, Ltd.	65,300	1,124,017
Denka Company, Ltd.	121,000	497,471
Exedy Corp.	3,200	70,693
FamilyMart Company, Ltd.	3,800	197,355
Fuji Heavy Industries, Ltd.	44,284	1,563,812
FUJIFILM Holdings Corp.	123,600	4,885,575
Fukuoka Financial Group, Inc.	44,000	143,329
Fuyo General Lease Company, Ltd.	3,200	136,559
Geo Holdings Corp.	3,600	59,823
Gree, Inc.	152,100	834,335
Hanwa Company, Ltd.	127,000	535,897
Haseko Corp.	102,300	952,463
Hitachi Capital Corp.	3,400	73,946
Honda Motor Company, Ltd.	74,000	2,023,241
Horiba, Ltd.	10,100	376,573
Hoya Corp.	18,800	714,600
Inaba Denki Sangyo Company, Ltd.	5,300	166,723
Inpex Corp.	100,000	757,288
Isuzu Motors, Ltd.	16,700	172,260
ITOCHU Corp.	629,900	7,740,739
Itochu Enex Company, Ltd.	7,900	63,414
Jafco Company, Ltd.	2,400	73,682
Japan Airlines Company, Ltd.	110,100	4,036,263
Japan Tobacco, Inc.	11,800	491,147
JX Holdings, Inc.	32,000	123,212
K’s Holdings Corp.	2,800	92,760
Kaneka Corp.	9,000	77,065
Kanematsu Corp.	175,000	254,723
Kato Sangyo Company, Ltd.	2,700	66,749
Kawasaki Kisen Kaisha, Ltd. (L)	297,000	575,043

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
KDDI Corp.	496,770	$13,254,211
Keihin Corp.	13,100	195,815
Kewpie Corp.	3,400	76,956
Kinden Corp.	5,000	61,286
Kobe Steel, Ltd.	338,000	297,081
Koito Manufacturing Company, Ltd.	3,700	167,539
Kokuyo Company, Ltd.	22,700	265,352
Kuraray Company, Ltd.	11,800	144,206
Kuroda Electric Company, Ltd.	5,200	77,781
Mandom Corp.	1,300	57,788
Marubeni Corp.	492,976	2,494,165
Medipal Holdings Corp.	52,700	833,590
Mitsubishi Chemical Holdings Corp.	163,000	851,039
Mitsubishi Corp.	106,405	1,800,530
Mitsubishi Electric Corp.	108,000	1,131,616
Mitsubishi UFJ Financial Group, Inc.	1,729,900	8,015,674
Mitsubishi UFJ Lease &
Finance Company, Ltd.	43,700	191,595
Mitsui & Company, Ltd.	348,000	4,001,466
Mitsui Mining & Smelting Company, Ltd.	121,000	193,028
Mizuho Financial Group, Inc.	1,359,100	2,025,444
Namura Shipbuilding Company, Ltd.	3,000	22,466
NHK Spring Company, Ltd.	33,300	318,439
Nichiha Corp.	9,900	149,694
Nippo Corp.	7,000	117,503
Nippon Flour Mills Company, Ltd.	16,000	131,401
Nippon Paper Industries Company, Ltd.	4,800	85,376
Nippon Steel & Sumikin Bussan Corp.	54,000	179,905
Nippon Telegraph & Telephone Corp.	275,700	11,909,553
Nippon Yusen KK	44,000	84,846
Nissan Chemical Industries, Ltd.	9,500	244,272
Nissan Motor Company, Ltd.	582,100	5,381,658
Nitori Holdings Company, Ltd.	14,100	1,290,152
NOK Corp.	9,000	153,544
Nomura Holdings, Inc.	102,400	457,354
North Pacific Bank, Ltd.	6,200	15,676
NTT DOCOMO, Inc.	189,500	4,307,604
Onward Holdings Company, Ltd.	19,000	129,641
ORIX Corp.	55,500	790,498
Otsuka Holdings Company, Ltd.	96,000	3,486,877
PanaHome Corp.	14,000	104,976
Pola Orbis Holdings, Inc.	1,600	132,532
Relo Holdings, Inc.	200	26,730
Resona Holdings, Inc.	182,100	649,284
Ricoh Company, Ltd.	75,400	767,432
Ryohin Keikaku Company, Ltd.	4,400	929,590
San-A Company, Ltd.	800	37,783
Sanwa Holdings Corp.	20,800	154,737
Sanyo Shokai, Ltd.	45,000	102,056
Seiko Epson Corp.	19,100	307,184
Sekisui Chemical Company, Ltd.	84,400	1,039,045
Sekisui House, Ltd.	102,600	1,731,024
Shimamura Company, Ltd.	600	74,899
Showa Denko KK	167,000	172,286
Sojitz Corp.	1,176,800	2,416,051
Sumitomo Corp.	266,900	2,648,437
Sumitomo Forestry Company, Ltd.	38,200	438,512
Sumitomo Heavy Industries, Ltd.	59,000	243,530
Sumitomo Metal Mining Company, Ltd.	67,000	662,894
Sumitomo Mitsui Financial Group, Inc.	357,600	10,855,906
Sumitomo Mitsui Trust Holdings, Inc.	105,000	307,385
Sumitomo Osaka Cement Company, Ltd.	60,000	235,685
Sumitomo Rubber Industries, Ltd.	11,400	176,144
Sundrug Co., Ltd.	2,100	156,961
Suzuken Company, Ltd.	13,300	451,418
T-Gaia Corp.	9,200	106,481
The Bank of Yokohama, Ltd. (I)	58,000	265,293
The Chiba Bank, Ltd.	36,000	179,304
The Daishi Bank, Ltd.	18,000	61,824
The Joyo Bank, Ltd.	12,000	41,133
The Ogaki Kyoritsu Bank, Ltd.	38,000	114,654
The Yokohama Rubber Company, Ltd.	27,500	452,066
Toei Company, Ltd.	8,000	71,182
Toho Holdings Company, Ltd.	26,200	559,968
Tokai Rika Company, Ltd.	16,700	313,875
Tokyo Electric Power Company, Inc. (I)	132,300	726,809
Tosoh Corp.	191,000	802,120
Toyota Tsusho Corp.	77,000	1,738,346
TPR Company, Ltd.	5,300	139,048
TS Tech Company, Ltd.	19,100	446,445
Tsuruha Holdings, Inc.	1,200	118,025
UKC Holdings Corp.	5,300	105,097
UNY Group Holdings Company, Ltd.	128,800	906,660
Valor Holdings Company, Ltd.	5,000	126,066
Wacoal Holdings Corp.	13,000	155,134
West Japan Railway Company	13,500	833,587
Yamada Denki Company, Ltd. (L)	382,400	1,807,599
Yamaguchi Financial Group, Inc.	11,000	99,870
Yuasa Trading Company, Ltd.	6,100	143,302
Zeon Corp.	33,000	213,142
		144,309,256
Malta - 0.0%
BGP Holdings PLC (I)	2,126,418	135,501
Netherlands - 2.8%
Boskalis Westminster NV	11,072	433,945
Corbion NV	13,120	311,221
Delta Lloyd NV	38,532	178,608
Heineken Holding NV	4,568	355,637
Heineken NV	17,235	1,559,385
ING Groep NV	274,818	3,288,705
Koninklijke Ahold NV	186,743	4,194,502
PostNL NV (I)	231,318	940,851
Randstad Holding NV	3,550	196,357
Royal Dutch Shell PLC, A Shares	55,519	1,340,556
TomTom NV (I)	52,780	514,177
Wolters Kluwer NV	64,624	2,575,759
		15,889,703
New Zealand - 0.2%
Air New Zealand, Ltd.	185,568	366,883
Chorus, Ltd.	41,203	114,154
Nuplex Industries, Ltd.	71,707	257,561
SKY Network Television, Ltd.	128,962	443,051
		1,181,649
Norway - 1.4%
DNB ASA	49,317	582,350
Orkla ASA	118,374	1,070,667
Salmar ASA	1,973	48,340
Statoil ASA	134,262	2,096,952
Storebrand ASA (I)	95,191	370,797
Telenor ASA	122,056	1,973,532
Yara International ASA	57,617	2,162,929
		8,305,567

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Portugal - 0.1%
CTT-Correios de Portugal SA	84,055	$790,105
Portucel SA	10,832	39,377
		829,482
Singapore - 0.2%
BW LPG, Ltd. (S)	14,397	87,329
CapitaLand Mall Trust	79,800	123,670
Mapletree Greater China Commercial Trust	466,100	330,336
Mapletree Industrial Trust	203,000	240,168
Mapletree Logistics Trust	66,900	50,078
SATS, Ltd.	26,900	78,803
UOL Group, Ltd.	50,800	226,252
Venture Corp., Ltd.	7,700	47,735
		1,184,371
Spain - 2.4%
Amadeus IT Holding SA, A Shares	4,885	208,902
Ebro Foods SA	20,084	437,733
Enagas SA	25,459	764,146
Endesa SA	173,569	3,326,163
Gas Natural SDG SA	36,520	737,293
Iberdrola SA	645,612	4,297,821
Red Electrica Corp. SA	10,975	950,720
Repsol SA	143,037	1,608,303
Telefonica SA	103,139	1,152,748
Viscofan SA	2,966	177,318
		13,661,147
Sweden - 2.1%
Axfood AB	22,424	413,818
Bilia AB, A Shares	11,454	256,372
Fastighets AB Balder, B Shares (I)	11,624	294,375
Industrivarden AB, C Shares	7,152	121,723
Intrum Justitia AB	5,951	209,714
Investor AB, B Shares	35,424	1,252,210
NCC AB, B Shares	23,591	858,649
Sandvik AB	132,556	1,369,033
Securitas AB, B Shares	26,270	434,414
Skanska AB, B Shares	33,581	766,015
Telefonaktiebolaget LM Ericsson, B Shares	400,082	4,005,903
TeliaSonera AB	83,263	431,434
Volvo AB, B Shares	129,935	1,423,141
Wihlborgs Fastigheter AB	8,361	177,327
		12,014,128
Switzerland - 5.0%
Adecco SA	24,255	1,577,816
Autoneum Holding AG (I)	779	200,258
Cembra Money Bank AG (I)	2,947	205,697
dorma+kaba Holding AG	584	372,455
EMS-Chemie Holding AG	925	478,988
Flughafen Zuerich AG	399	356,944
Forbo Holding AG (I)	299	361,887
Georg Fischer AG	473	381,976
Givaudan SA	137	268,493
Helvetia Holding AG	261	149,142
Kuehne & Nagel International AG	6,491	922,478
LafargeHolcim, Ltd. (I)	19,693	924,776
Logitech International SA	6,525	103,700
Nestle SA	30,461	2,273,023
Roche Holding AG	4,903	1,203,884
SGS SA	54	114,025
Sika AG	65	257,311
Swiss Life Holding AG (I)	3,100	822,640
Swiss Re AG	138,207	12,761,988
The Swatch Group AG	4,348	1,500,098
The Swatch Group AG	2,994	201,463
UBS Group AG	17,861	287,313
Vontobel Holding AG	2,717	117,800
Zurich Insurance Group AG (I)	12,214	2,832,566
		28,676,721
United Kingdom - 15.0%
AstraZeneca PLC	269,085	15,023,458
Bellway PLC	12,510	470,577
Berkeley Group Holdings PLC	54,525	2,514,079
Bovis Homes Group PLC	20,307	271,121
BP PLC	1,695,956	8,485,457
British American Tobacco PLC	115,121	6,731,788
BT Group PLC	91,280	576,354
Carillion PLC (L)	102,538	432,858
Centrica PLC	1,195,178	3,904,471
Compass Group PLC	124,751	2,199,152
Crest Nicholson Holdings PLC	19,412	156,493
Dart Group PLC	8,439	80,278
Direct Line Insurance Group PLC	103,535	549,169
EnQuest PLC (I)	292,516	100,161
Galliford Try PLC	8,059	165,814
GlaxoSmithKline PLC	416,427	8,429,812
Henderson Group PLC	214,601	793,823
Home Retail Group PLC	428,752	1,020,258
Hunting PLC	22,180	101,575
IG Group Holdings PLC	24,997	286,734
Imperial Brands PLC	93,144	5,157,112
Inchcape PLC	134,973	1,399,910
Indivior PLC	75,073	175,567
Intermediate Capital Group PLC	28,592	253,764
International Consolidated Airlines Group SA	138,769	1,104,175
J Sainsbury PLC	198,851	787,983
Jupiter Fund Management PLC	85,023	498,749
Kingfisher PLC	486,245	2,622,599
Marks & Spencer Group PLC	89,767	523,102
National Express Group PLC	12,462	61,415
Next PLC	2,028	157,051
Persimmon PLC	133,772	3,997,262
Reckitt Benckiser Group PLC	67,138	6,475,886
Redrow PLC	12,441	71,746
Royal Mail PLC	279,166	1,925,007
Savills PLC	5,397	58,713
The Sage Group PLC	54,309	489,670
Unilever NV	26,491	1,191,005
WH Smith PLC	43,476	1,132,509
WM Morrison Supermarkets PLC	508,356	1,447,729
WPP PLC	198,156	4,612,169
		86,436,555
United States - 0.1%
Anheuser-Busch Inbev NV, ADR	5,500	685,630
TOTAL COMMON STOCKS (Cost $578,741,729)		$557,283,757

PREFERRED SECURITIES - 0.5%
Germany - 0.5%
Jungheinrich AG	3,380	307,943
Porsche Automobil Holding SE	53,998	2,790,880
		3,098,823
TOTAL PREFERRED SECURITIES (Cost $4,397,628)		$3,098,823

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
RIGHTS - 0.0%
Delta Lloyd NV (Expiration Date: 04/07/2016;
Strike Price: EUR 2.85) (I)	38,532	$53,536
TOTAL RIGHTS (Cost $218,532)		$53,536

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	437,358	4,376,339
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,376,211)		$4,376,339

SHORT-TERM INVESTMENTS - 2.4%
Money market funds - 0.3%
JPMorgan U.S. Treasury Plus Money Market
Fund, 0.1600% (Y)	1,547,886	$1,547,886
U.S. Government - 2.1%
U.S. Treasury Bill, 0.341%, 06/23/2016 *	$8,000,000	$7,996,040
U.S. Treasury Bill, 0.507%, 04/21/2016 *	4,000,000	3,999,736
		11,995,776
TOTAL SHORT-TERM INVESTMENTS (Cost $13,540,582)		$13,543,662
Total Investments (International Core Trust)
(Cost $601,274,682) - 100.1%		$578,356,117
Other assets and liabilities, net - (0.1%)		(521,061)
TOTAL NET ASSETS - 100.0%		$577,835,056

International Equity Index Trust B

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.4%
Australia - 5.0%
AGL Energy, Ltd.	22,581	$317,923
Alumina, Ltd.	102,919	102,384
Amcor, Ltd.	39,713	436,090
AMP, Ltd.	98,917	438,455
APA Group	35,920	242,261
Aristocrat Leisure, Ltd.	18,777	148,122
Asciano, Ltd.	21,745	149,420
ASX, Ltd.	6,730	213,485
Aurizon Holdings, Ltd.	67,567	205,318
AusNet Services	42,940	49,023
Australia & New Zealand Banking Group, Ltd.	98,905	1,773,011
Bank of Queensland, Ltd.	14,591	135,284
Bendigo & Adelaide Bank, Ltd.	18,404	124,899
BHP Billiton PLC	72,048	806,818
BHP Billiton, Ltd.	105,958	1,369,165
Boral, Ltd.	30,626	144,863
Brambles, Ltd.	50,300	465,988
Caltex Australia, Ltd.	9,411	245,449
Challenger, Ltd.	19,540	125,394
CIMIC Group, Ltd.	3,702	98,494
Coca-Cola Amatil, Ltd.	16,634	112,635
Cochlear, Ltd.	2,020	157,999
Commonwealth Bank of Australia	57,910	3,319,918
Computershare, Ltd.	16,916	126,609
Crown Resorts, Ltd.	14,609	139,381
CSL, Ltd.	15,303	1,189,215
Dexus Property Group	30,665	186,217
Duet Group	79,613	139,371
Flight Centre Travel Group, Ltd.	2,493	82,570
Fortescue Metals Group, Ltd. (L)	50,633	98,500
Goodman Group	66,010	337,592
Harvey Norman Holdings, Ltd.	15,848	57,011
Healthscope, Ltd.	65,916	134,126
Iluka Resources, Ltd.	17,126	85,868
Incitec Pivot, Ltd.	50,454	123,138
Insurance Australia Group, Ltd.	87,472	373,583
Lend Lease Group	20,344	215,973
Macquarie Group, Ltd.	9,924	502,294
Medibank Pvt, Ltd.	94,782	212,578
Mirvac Group	125,759	186,336
National Australia Bank, Ltd.	86,906	1,744,978
Newcrest Mining, Ltd. (I)	23,816	308,201
Oil Search, Ltd.	47,003	244,763
Orica, Ltd.	13,519	159,010
Origin Energy, Ltd.	53,340	207,741
Platinum Asset Mangement, Ltd.	10,739	52,211
Qantas Airways, Ltd. (I)	11,580	36,145
QBE Insurance Group, Ltd.	44,109	368,605
Ramsay Health Care, Ltd.	4,156	195,134
REA Group, Ltd.	2,460	101,821
Santos, Ltd.	55,812	172,932
Scentre Group	172,331	586,615
SEEK, Ltd.	11,910	147,854
Sonic Healthcare, Ltd.	13,958	200,182
South32, Ltd. (I)	187,448	210,519
Stockland	76,604	250,617
Suncorp Group, Ltd.	41,061	374,624
Sydney Airport	42,882	219,664
Tabcorp Holdings, Ltd.	36,319	119,096
Tatts Group, Ltd.	57,103	165,442
Telstra Corp., Ltd.	147,901	603,579
The GPT Group	52,255	200,046
TPG Telecom, Ltd.	12,913	112,209
Transurban Group	74,558	647,643
Treasury Wine Estates, Ltd.	27,796	205,245
Vicinity Centres	108,802	265,915
Vocus Communications, Ltd.	17,608	112,327
Wesfarmers, Ltd.	36,970	1,173,453
Westfield Corp. (I)	69,727	533,878
Westpac Banking Corp.	112,787	2,619,706
Woodside Petroleum, Ltd.	23,956	479,210
Woolworths, Ltd.	41,367	700,126
		28,892,251
Austria - 0.1%
ANDRITZ AG	2,752	150,766
Erste Group Bank AG	8,613	241,742
OMV AG	5,543	155,638
Raiffeisen Bank International AG (I)	2,225	33,627
voestalpine AG	4,357	145,321
		727,094
Belgium - 1.0%
Ageas	7,799	308,659
Anheuser-Busch InBev NV	27,580	3,426,466
Colruyt SA	2,769	161,030
Delhaize Group	3,906	407,087
Groupe Bruxelles Lambert SA	3,135	258,297
KBC Groep NV	8,597	442,727
Proximus	5,996	204,611
Solvay SA	2,881	288,041
Telenet Group Holding NV (I)	2,144	108,357
UCB SA	3,593	274,273

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Umicore SA	3,265	$162,075
		6,041,623
Brazil - 0.9%
Ambev SA	161,130	843,371
Banco Bradesco SA	28,248	236,313
Banco do Brasil SA	29,813	163,921
BB Seguridade Participacoes SA	24,400	201,544
BM&FBovespa SA	65,076	278,355
BR Malls Participacoes SA	15,410	63,215
Braskem SA, ADR	1,584	20,449
BRF SA	23,920	341,339
CCR SA	32,600	127,203
Centrais Eletricas Brasileiras SA, ADR,
B Shares	1,429	4,158
CETIP SA - Mercados Organizados	8,214	91,720
Cia Brasileira de Distribuicao, ADR	628	8,735
Cia de Saneamento Basico do Estado de
Sao Paulo	12,870	85,832
Cia Siderurgica Nacional SA (I)	16,100	32,015
Cia Siderurgica Nacional SA, ADR (I)(L)	11,800	23,246
Cielo SA	31,320	304,607
Cosan SA Industria e Comercio	4,911	42,873
CPFL Energia SA	9,803	53,436
Duratex SA	12,955	27,274
EDP - Energias do Brasil SA	8,700	30,487
Embraer SA	10,800	71,637
Embraer SA, ADR	2,626	69,221
Estacio Participacoes SA	10,300	33,859
Fibria Celulose SA	3,172	26,765
Fibria Celulose SA, ADR (L)	6,862	58,190
Hypermarcas SA	13,608	106,422
JBS SA	15,473	47,121
Klabin SA	17,800	95,890
Kroton Educacional SA	47,780	152,549
Localiza Rent a Car SA	5,576	46,089
Lojas Renner SA	23,500	135,877
Multiplan Empreendimentos Imobiliarios SA	3,152	47,074
Natura Cosmeticos SA	6,500	47,977
Odontoprev SA	11,500	36,461
Petroleo Brasileiro SA (I)	107,029	316,415
Porto Seguro SA	4,419	33,478
Raia Drogasil SA	8,100	117,592
Sul America SA	6,310	28,166
Telefonica Brasil SA, ADR	6,017	75,152
Tim Participacoes SA	32,920	73,244
TOTVS SA	4,500	34,041
Tractebel Energia SA	6,400	65,288
Ultrapar Participacoes SA	12,100	234,856
Vale SA	47,000	198,031
WEG SA	21,060	82,058
		5,213,546
Canada - 6.6%
Agnico Eagle Mines, Ltd.	8,000	289,448
Agrium, Inc.	4,600	406,146
Alimentation Couche-Tard, Inc., Class B	14,400	640,862
AltaGas, Ltd.	4,700	120,870
ARC Resources, Ltd. (L)	11,900	173,083
Atco, Ltd., Class I	2,800	84,685
Bank of Montreal	22,200	1,348,153
Barrick Gold Corp.	42,440	576,432
BCE, Inc.	4,624	210,737
BlackBerry, Ltd. (I)	19,900	161,498
Bombardier, Inc., Class B (I)	67,600	68,706
Brookfield Asset Management, Inc., Class A	29,348	1,020,712
CAE, Inc.	11,300	130,684
Cameco Corp.	16,400	210,501
Canadian Imperial Bank of Commerce (L)	13,600	1,015,955
Canadian National Railway Company	27,400	1,712,249
Canadian Natural Resources, Ltd.	37,360	1,010,554
Canadian Pacific Railway, Ltd.	5,300	704,150
Canadian Tire Corp., Ltd., Class A	2,600	270,640
Canadian Utilities, Ltd., Class A	4,800	134,345
CCL Industries, Inc., Class B	900	170,818
Cenovus Energy, Inc. (L)	30,200	392,978
CGI Group, Inc., Class A (I)	8,300	396,674
CI Financial Corp.	8,400	185,625
Constellation Software, Inc.	700	286,624
Crescent Point Energy Corp.	17,300	239,503
Dollarama, Inc.	4,000	281,471
Eldorado Gold Corp.	25,100	78,851
Element Financial Corp.	13,200	142,291
Empire Company, Ltd.	5,700	98,749
Enbridge, Inc.	29,200	1,136,748
Encana Corp.	28,700	175,018
Fairfax Financial Holdings, Ltd. (L)	800	447,858
Finning International, Inc.	7,200	105,720
First Capital Realty, Inc.	4,700	74,621
First Quantum Minerals, Ltd.	24,054	126,683
Fortis, Inc.	9,400	294,648
Franco-Nevada Corp.	5,900	362,336
George Weston, Ltd.	2,100	188,018
Gildan Activewear, Inc.	7,900	240,878
Goldcorp, Inc.	30,284	491,306
Great-West Lifeco, Inc.	11,700	321,970
H&R Real Estate Investment Trust	4,300	69,495
Husky Energy, Inc.	14,097	175,514
IGM Financial, Inc.	3,300	99,400
Imperial Oil, Ltd.	9,430	315,047
Industrial Alliance Insurance &
Financial Services, Inc.	3,500	105,640
Intact Financial Corp.	5,000	350,067
Inter Pipeline, Ltd. (L)	11,700	240,982
Keyera Corp. (L)	5,800	176,043
Kinross Gold Corp. (I)	43,729	149,158
Linamar Corp.	1,700	81,796
Loblaw Companies, Ltd.	7,840	438,980
Magna International, Inc.	14,000	601,825
Manulife Financial Corp. (L)(O)	67,600	956,680
Methanex Corp. (L)	3,500	112,485
Metro, Inc.	8,000	277,559
National Bank of Canada (L)	11,800	386,050
Onex Corp.	3,500	213,328
Open Text Corp.	4,800	248,658
Pembina Pipeline Corp. (L)	11,700	316,294
Peyto Exploration & Development Corp.	5,200	115,671
Potash Corp. of Saskatchewan, Inc.	26,900	457,947
Power Corp. of Canada	13,800	318,343
Power Financial Corp. (L)	9,000	225,009
PrairieSky Royalty, Ltd. (L)	5,000	94,860
Progressive Waste Solutions, Ltd.	3,700	115,038
Restaurant Brands International, Inc.	7,046	273,648
RioCan Real Estate Investment Trust	5,300	108,551
Rogers Communications, Inc., Class B	12,400	496,477
Royal Bank of Canada	50,000	2,880,847
Saputo, Inc.	9,100	291,761

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Seven Generations Energy, Ltd. (I)	6,800	$102,360
Shaw Communications, Inc., Class B (L)	14,600	282,051
Silver Wheaton Corp. (L)	13,900	230,641
Smart Real Estate Investment Trust	2,800	73,150
SNC-Lavalin Group, Inc.	5,300	193,636
Sun Life Financial, Inc.	21,500	693,628
Suncor Energy, Inc.	54,935	1,529,932
Teck Resources, Ltd., Class B	19,761	149,872
TELUS Corp.	7,600	247,413
The Bank of Nova Scotia	41,000	2,003,673
The Jean Coutu Group PJC, Inc., Class A	2,900	49,169
The Toronto-Dominion Bank	62,300	2,689,153
Thomson Reuters Corp.	12,177	493,362
Tourmaline Oil Corp. (I)	5,900	124,928
TransCanada Corp. (L)	24,100	947,485
Turquoise Hill Resources, Ltd. (I)	33,720	86,199
Valeant Pharmaceuticals International, Inc. (I)	10,700	280,527
Veresen, Inc. (L)	10,000	67,526
Vermilion Energy, Inc. (L)	4,000	117,066
West Fraser Timber Company, Ltd.	2,400	96,296
Yamana Gold, Inc.	29,844	90,537
		37,771,555
Chile - 0.3%
Antofagasta PLC	15,103	101,499
Banco Santander Chile, ADR	13,061	252,730
Cencosud SA	61,383	155,582
Cia Cervecerias Unidas SA, ADR	6,197	139,123
Corpbanca SA, ADR (I)(L)	2,999	41,236
Empresa Nacional de Electricidad SA, ADR	6,770	281,700
Enersis Americas SA, ADR	26,429	367,363
Latam Airlines Group SA, ADR (I)(L)	11,197	78,379
Sociedad Quimica y Minera de Chile SA, ADR	4,454	91,530
		1,509,142
China - 4.1%
58.com, Inc., ADR (I)	1,500	83,475
AAC Technologies Holdings, Inc.	27,342	209,057
Agricultural Bank of China, Ltd., H Shares	807,000	290,326
Air China, Ltd., H Shares	84,534	59,991
Alibaba Group Holding, Ltd., ADR (I)	17,200	1,359,316
Aluminum Corp. of China, Ltd., H Shares (I)	185,220	58,964
Anhui Conch Cement Company, Ltd., H Shares	56,790	152,388
ANTA Sports Products, Ltd.	17,000	37,425
AviChina Industry & Technology
Company, Ltd., H Shares	72,000	54,141
Baidu, Inc., ADR (I)	4,700	897,136
Bank of China, Ltd., H Shares	2,759,563	1,145,677
Bank of Communications Company, Ltd.,
H Shares	337,527	222,083
Beijing Capital International Airport
Company, Ltd., H Shares	52,789	56,379
Belle International Holdings, Ltd.	185,860	107,740
BYD Company, Ltd., H Shares (I)	24,105	138,743
CGN Power Company, Ltd., H Shares (S)	226,000	76,582
China Cinda Asset Management
Company, Ltd., H Shares	304,800	106,977
China CITIC Bank Corp., Ltd., H Shares	310,800	190,504
China Coal Energy Company, Ltd., H Shares	179,000	74,265
China Communications Construction
Company, Ltd., H Shares	152,335	182,366
China Communications Services Corp., Ltd.,
H Shares	129,600	59,178
China Conch Venture Holdings, Ltd.	46,400	91,566
China Construction Bank Corp., H Shares	2,932,914	1,877,518
China COSCO Holdings Company, Ltd.,
H Shares (I)	115,631	44,890
China Everbright Bank Company, Ltd.,
H Shares	120,000	58,335
China Galaxy Securities Company, Ltd.,
H Shares	129,500	126,127
China Huishan Dairy
Holdings Company, Ltd. (L)	225,000	84,720
China Life Insurance Company, Ltd., H Shares	258,624	635,504
China Longyuan Power Group Corp., H Shares	99,000	73,264
China Medical System Holdings, Ltd.	37,300	51,772
China Mengniu Dairy Company, Ltd.	89,004	141,745
China Merchants Bank Company, Ltd.,
H Shares	159,323	335,298
China Minsheng Banking Corp., Ltd., H Shares	202,080	188,782
China National Building Material
Company, Ltd., H Shares	116,000	53,846
China Oilfield Services, Ltd., H Shares	56,000	43,876
China Pacific Insurance Group Company, Ltd.,
H Shares	90,500	339,869
China Petroleum & Chemical Corp., H Shares	881,361	572,534
China Railway Construction Corp., H Shares	67,500	80,367
China Railway Group, Ltd., H Shares	179,000	135,986
China Shenhua Energy Company, Ltd.,
H Shares	127,500	200,607
China Shipping Container Lines Company, Ltd.,
H Shares (I)	145,123	33,173
China Southern Airlines Company, Ltd.,
H Shares	64,000	40,298
China Telecom Corp., Ltd., H Shares	481,604	254,973
China Vanke Company, Ltd., H Shares	45,400	111,409
Chongqing Rural Commercial Bank, H Shares	88,000	46,586
CITIC Securities Company, Ltd., H Shares	75,500	177,126
CNOOC, Ltd.	621,258	725,036
Country Garden Holdings Company, Ltd.	237,574	94,433
CRRC Corp., Ltd., H Shares	164,150	165,347
CSPC Pharmaceutical Group, Ltd.	144,000	130,342
Ctrip.com International, Ltd., ADR (I)	5,000	221,300
Dalian Wanda Commercial Properties
Company, Ltd., H Shares (S)	20,500	121,478
Datang International Power Generation
Company, Ltd., H Shares	92,864	28,638
Dongfeng Motor Group Company, Ltd.,
H Shares	123,220	154,098
ENN Energy Holdings, Ltd.	26,000	142,900
Evergrande Real Estate Group, Ltd.	148,959	115,010
Fosun International, Ltd.	60,000	85,486
Geely Automobile Holdings, Ltd.	75,000	37,199
GF Securities Company, Ltd., H Shares (I)	32,600	79,454
GOME Electrical Appliances Holdings, Ltd.	386,127	55,766
Great Wall Motor Company, Ltd., H Shares	72,000	58,468
Guangzhou Automobile Group Company, Ltd.,
H Shares	101,650	105,723
Guangzhou R&F Properties Company, Ltd.,
H Shares	43,600	62,475
Haitong Securities Company, Ltd., H Shares	113,200	193,525
Hengan International Group Company, Ltd.	25,000	217,747
Huaneng Power International, Inc., H Shares	149,436	133,989
Huatai Securities Company, Ltd.,
H Shares (I)(S)	29,600	70,330
Industrial & Commercial Bank of China, Ltd.,
H Shares	2,605,735	1,459,665

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
JD.com, Inc., ADR (I)	5,900	$156,350
Jiangsu Expressway Company, Ltd., H Shares	41,145	55,409
Jiangxi Copper Company, Ltd., H Shares	54,075	64,798
Kingsoft Corp., Ltd.	23,000	53,985
Lenovo Group, Ltd.	217,436	169,464
Longfor Properties Company, Ltd.	53,600	76,253
NetEase, Inc., ADR	1,400	201,012
New China Life Insurance Company, Ltd.,
H Shares	24,900	88,008
New Oriental Education & Technology
Group, Inc., ADR	2,700	93,393
PetroChina Company, Ltd., H Shares	734,261	485,974
PICC Property & Casualty Company, Ltd.,
H Shares	126,242	232,445
Ping An Insurance Group Company of
China, Ltd., H Shares	179,290	860,373
Qihoo 360 Technology Company, Ltd., ADR (I)	1,600	120,880
Semiconductor
Manufacturing International Corp. (I)	839,000	74,522
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	80,000	51,020
Shanghai Electric Group Company, Ltd.,
H Shares	144,864	66,164
Shenzhou International Group Holdings, Ltd.	24,000	130,740
Shui On Land, Ltd.	188,275	50,833
Sino-Ocean Land Holdings, Ltd.	177,213	83,979
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares (I)	119,901	60,864
Sinopharm Group Company, Ltd., H Shares	30,000	135,578
SOHO China, Ltd.	140,000	66,980
Tencent Holdings, Ltd.	177,300	3,624,786
The People’s Insurance Company Group of
China, Ltd., H Shares	226,000	95,966
Tingyi Cayman Islands Holding Corp.	76,000	84,915
Tsingtao Brewery Company, Ltd., H Shares	12,000	45,675
Vipshop Holdings, Ltd., ADR (I)	6,800	87,584
Want Want China Holdings, Ltd.	243,000	180,187
Weichai Power Company, Ltd., H Shares	39,360	44,093
Yangzijiang Shipbuilding Holdings, Ltd.	65,000	47,209
Yanzhou Coal Mining Company, Ltd., H Shares	85,990	44,888
Zhejiang Expressway Company, Ltd., H Shares	49,718	53,352
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	18,000	105,199
Zijin Mining Group Company, Ltd., H Shares	285,469	87,861
ZTE Corp., H Shares	25,887	47,253
		23,749,285
Colombia - 0.1%
Bancolombia SA, ADR	18,325	626,349
Ecopetrol SA, ADR (L)	8,500	73,185
		699,534
Czech Republic - 0.0%
CEZ AS	6,817	120,067
Komercni Banka AS	688	151,849
		271,916
Denmark - 1.4%
AP Moeller - Maersk A/S, Class A	120	153,116
AP Moeller - Maersk A/S, Class B	245	321,203
Carlsberg A/S, B Shares	3,383	321,674
Chr Hansen Holding A/S	3,392	227,472
Coloplast A/S, B Shares	4,165	315,178
Danske Bank A/S	24,066	679,154
DSV A/S	6,003	249,690
Genmab A/S (I)	1,792	247,976
ISS A/S	5,377	215,654
Novo Nordisk A/S, B Shares	65,136	3,527,348
Novozymes A/S, B Shares	7,442	334,194
Pandora A/S	3,543	463,204
TDC A/S	31,300	152,980
Tryg A/S	4,500	87,150
Vestas Wind Systems A/S	8,020	565,087
William Demant Holdings A/S (I)	1,000	100,441
		7,961,521
Egypt - 0.0%
Commercial International Bank Egypt SAE	41,265	178,344
Global Telecom Holding SAE (I)	23,717	7,947
Talaat Moustafa Group	51,769	36,679
		222,970
Finland - 0.7%
Elisa OYJ (L)	6,060	235,318
Fortum OYJ	16,798	254,047
Kone OYJ, B Shares	11,934	574,394
Metso OYJ (L)	4,686	111,676
Neste OYJ (L)	4,388	144,199
Nokia OYJ	130,416	773,660
Nokia OYJ	56,247	332,142
Nokian Renkaat OYJ	3,680	129,833
Orion OYJ, Class B	2,574	84,966
Sampo OYJ, A Shares	15,692	743,245
Stora Enso OYJ, R Shares	20,482	182,999
UPM-Kymmene OYJ	19,972	361,086
Wartsila OYJ ABP	5,074	229,360
		4,156,925
France - 6.9%
Accor SA	7,802	330,037
Aeroports de Paris	1,056	130,414
Air Liquide SA	11,340	1,272,248
Airbus Group SE	19,476	1,290,433
Alstom SA (I)	8,387	214,042
Arkema SA	2,630	197,034
Atos SE	3,139	254,946
AXA SA	64,699	1,517,112
BNP Paribas SA	35,074	1,762,142
Bollore SA (I)	139	534
Bollore SA (I)	30,439	118,002
Bouygues SA	6,726	273,408
Bureau Veritas SA	8,832	196,366
Cap Gemini SA	5,485	514,518
Carrefour SA	18,996	521,881
Casino Guichard Perrachon SA (L)	2,363	135,237
Christian Dior SE	1,870	338,611
Cie de Saint-Gobain	16,928	743,551
Cie Generale des Etablissements Michelin	6,398	653,676
CNP Assurances	6,491	101,082
Credit Agricole SA	38,695	418,444
Danone SA	19,436	1,379,031
Dassault Systemes	4,055	321,285
Edenred	6,721	130,300
Electricite de France SA	9,425	105,520
Engie SA	47,847	741,325
Essilor International SA	7,090	873,602
Eurazeo SA	1,449	97,869
Eutelsat Communications SA	6,171	199,023

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Fonciere Des Regions	1,157	$109,112
Gecina SA	1,027	140,869
Groupe Eurotunnel SE	16,415	183,776
Hermes International	908	319,273
ICADE	923	70,537
Iliad SA	983	252,558
Imerys SA	1,144	79,676
Ingenico Group SA	1,883	215,852
JCDecaux SA (I)	2,889	126,444
Kering	2,659	474,747
Klepierre	7,623	364,135
L’Oreal SA	8,312	1,486,907
Lagardere SCA	4,134	109,652
Legrand SA, ADR	9,501	531,050
LVMH Moet Hennessy Louis Vuitton SE	9,583	1,637,513
Natixis SA	36,204	177,986
Numericable-SFR SAS	3,352	140,776
Orange SA	67,652	1,181,404
Pernod Ricard SA	6,944	773,235
Peugeot SA (I)	13,635	233,268
Publicis Groupe SA	6,738	472,477
Remy Cointreau SA	873	66,206
Renault SA	6,573	653,210
Rexel SA	10,105	144,045
Safran SA	10,522	734,437
Sanofi	39,240	3,154,739
Schneider Electric SE	623	39,130
Schneider Electric SE	17,728	1,117,230
SCOR SE	4,682	165,069
Societe BIC SA	859	129,070
Societe Generale SA	23,862	881,750
Sodexo SA	2,979	320,613
Suez Environnement Company	10,572	193,535
Technip SA	3,982	220,680
Thales SA	3,128	273,340
Total SA (L)	75,667	3,442,958
Unibail-Rodamco SE	3,227	885,024
Valeo SA	2,773	431,198
Veolia Environnement SA	15,809	380,505
Vinci SA	15,716	1,166,508
Vivendi SA	39,872	835,597
Wendel SA	986	107,220
Zodiac Aerospace	6,450	128,812
		39,383,796
Germany - 6.1%
adidas AG	7,272	849,087
Allianz SE	15,520	2,520,532
Axel Springer SE	1,565	84,241
BASF SE	30,449	2,289,634
Bayer AG	27,478	3,219,887
Bayerische Motoren Werke AG	10,897	1,000,410
Beiersdorf AG	3,496	314,900
Brenntag AG	5,628	320,700
Commerzbank AG (I)	37,619	326,404
Continental AG	3,759	852,580
Daimler AG	32,707	2,503,158
Deutsche Bank AG	45,367	770,206
Deutsche Boerse AG	6,708	571,147
Deutsche Lufthansa AG	9,293	149,984
Deutsche Post AG	31,757	881,382
Deutsche Telekom AG	106,744	1,913,745
Deutsche Wohnen AG	11,387	353,391
E.ON SE	65,081	622,304
Evonik Industries AG	4,913	146,935
Fraport AG Frankfurt Airport
Services Worldwide	1,295	78,421
Fresenius Medical Care AG & Company KGaA	7,543	665,490
Fresenius SE & Company KGaA	13,022	949,209
GEA Group AG	6,518	318,020
Hannover Rueck SE	2,242	260,571
HeidelbergCement AG	4,501	384,635
Henkel AG & Company KGaA	3,295	323,099
Hugo Boss AG	2,319	151,603
Infineon Technologies AG	39,273	556,827
K+S AG	6,726	156,877
Kabel Deutschland Holding AG	288	32,246
Lanxess AG	3,216	154,132
Linde AG	6,086	884,287
Man SE	2,251	243,439
Merck KGaA	4,143	344,631
METRO AG	6,304	195,005
Muenchener Rueckversicherungs-
Gesellschaft AG	5,730	1,162,873
OSRAM Licht AG	2,942	151,236
ProSiebenSat.1 Media SE	6,975	358,061
RWE AG	18,018	231,792
SAP SE	33,368	2,685,075
Siemens AG	26,916	2,846,662
Symrise AG	4,236	283,609
Telefonica Deutschland Holding AG	27,806	150,313
ThyssenKrupp AG	11,988	248,299
TUI AG	17,680	273,487
United Internet AG	3,803	190,542
Volkswagen AG	1,244	180,722
Vonovia SE	15,431	553,987
Zalando SE (I)	2,963	97,143
		34,802,920
Greece - 0.1%
Alpha Bank AE (I)	53,207	117,289
Eurobank Ergasias SA (I)	2,806	2,452
FF Group (I)	1,869	36,652
Hellenic Telecommunications Organization SA	8,503	76,532
JUMBO SA (I)	5,651	76,342
National Bank of Greece SA (I)	3,793	1,062
OPAP SA	8,113	56,801
Piraeus Bank SA (I)	743	189
Titan Cement Company SA	2,489	53,408
		420,727
Hong Kong - 3.3%
AIA Group, Ltd.	416,800	2,369,101
Alibaba Health Information Technology, Ltd. (I)	84,000	51,342
Alibaba Pictures Group, Ltd. (I)	350,000	79,929
ASM Pacific Technology, Ltd.	6,500	51,173
Beijing Enterprises Holdings, Ltd.	19,786	108,352
Beijing Enterprises Water Group, Ltd. (I)	152,000	95,368
BOC Hong Kong Holdings, Ltd.	126,828	378,865
Brilliance China Automotive Holdings, Ltd.	94,000	97,396
Cathay Pacific Airways, Ltd.	31,782	55,047
Cheung Kong Infrastructure Holdings, Ltd.	18,772	183,576
Cheung Kong Property Holdings, Ltd.	92,665	597,159
China Everbright International, Ltd.	86,000	96,039
China Everbright, Ltd.	32,216	67,535
China Gas Holdings, Ltd.	74,000	109,223
China Jinmao Holdings Group, Ltd.	74,000	20,587

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Merchants Holdings
International Company, Ltd.	39,650	$117,897
China Mobile, Ltd.	213,530	2,364,838
China Overseas Land & Investment, Ltd.	142,882	452,532
China Power International Development, Ltd.	111,000	57,498
China Resources Beer Holdings Company, Ltd.	49,484	92,171
China Resources Gas Group, Ltd.	18,000	51,409
China Resources Land, Ltd.	110,964	284,689
China Resources Power
Holdings Company, Ltd.	68,244	127,578
China State Construction
International Holdings, Ltd.	42,000	62,638
China Taiping Insurance
Holdings Company, Ltd. (I)	60,500	133,248
China Unicom Hong Kong, Ltd.	165,982	218,602
CITIC, Ltd.	149,967	228,172
CK Hutchison Holdings, Ltd.	92,663	1,203,882
CLP Holdings, Ltd.	64,900	587,436
COSCO Pacific, Ltd.	89,683	117,566
First Pacific Company, Ltd.	92,250	68,879
Galaxy Entertainment Group, Ltd.	78,000	292,827
GCL-Poly Energy Holdings, Ltd.	161,000	26,605
Guangdong Investment, Ltd.	99,220	125,460
Haier Electronics Group Company, Ltd.	37,000	64,507
Hanergy Thin Film Power Groupd, Ltd. (I)	428,695	11,882
Hang Lung Properties, Ltd.	88,326	168,633
Hang Seng Bank, Ltd.	27,019	478,074
Henderson Land Development Company, Ltd.	41,011	252,185
HKT Trust & HKT, Ltd.	127,233	175,202
Hong Kong & China Gas Company, Ltd.	245,287	458,530
Hong Kong Exchanges and Clearing, Ltd.	39,264	946,112
Hongkong Land Holdings, Ltd.	20,000	119,846
Hysan Development Company, Ltd.	24,415	104,049
Jardine Matheson Holdings, Ltd.	8,400	479,131
Kerry Properties, Ltd.	21,438	58,860
Kunlun Energy Company, Ltd.	118,000	102,658
Li & Fung Ltd.	211,600	125,362
Link REIT	77,244	458,880
MTR Corp., Ltd.	50,646	251,007
New World Development Company, Ltd.	140,205	133,816
Nine Dragons Paper Holdings, Ltd.	81,000	61,368
Noble Group, Ltd. (I)	116,038	37,812
NWS Holdings, Ltd.	55,189	88,012
PCCW, Ltd.	181,876	117,803
Power Assets Holdings, Ltd.	49,082	502,335
Shanghai Industrial Holdings, Ltd.	33,930	80,020
Shangri-La Asia, Ltd.	70,102	80,116
Shimao Property Holdings, Ltd.	64,000	94,908
Sino Biopharmaceutical, Ltd.	96,000	72,024
Sino Land Company, Ltd.	132,430	210,357
SJM Holdings, Ltd.	83,000	59,380
Sun Art Retail Group, Ltd.	86,000	60,981
Sun Hung Kai Properties, Ltd.	57,130	699,072
Swire Pacific, Ltd., Class A	22,163	239,049
Swire Properties, Ltd.	43,628	118,092
Techtronic Industries Company, Ltd.	49,000	194,113
The Bank of East Asia, Ltd.	49,424	184,734
The Wharf Holdings, Ltd.	46,876	256,762
WH Group, Ltd. (I)(S)	125,803	90,982
Wheelock & Company, Ltd.	35,000	156,396
Yue Yuen Industrial Holdings, Ltd.	20,067	68,991
		18,836,660
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC	1,549	93,110
OTP Bank PLC	9,034	226,641
Richter Gedeon Nyrt	4,794	95,502
		415,253
India - 1.7%
Adani Ports and Special Economic Zone, Ltd.	28,840	108,091
Asian Paints, Ltd.	10,113	133,143
Aurobindo Pharma, Ltd.	9,153	102,948
Axis Bank, Ltd.	19,898	133,821
Bajaj Auto, Ltd.	2,923	106,047
Bharti Airtel, Ltd.	42,144	222,379
Bharti Infratel, Ltd.	16,512	97,740
Cipla, Ltd.	12,134	94,137
Coal India, Ltd.	24,417	107,644
Dr. Reddy’s Laboratories, Ltd., ADR (L)	6,754	305,213
Eicher Motors, Ltd.	425	123,181
GAIL India, Ltd., GDR	2,800	89,516
HCL Technologies, Ltd.	19,756	242,601
Hindustan Unilever, Ltd.	25,000	329,348
Housing Development Finance Corp., Ltd.	46,000	768,579
ICICI Bank, Ltd., ADR	61,330	439,123
Indiabulls Housing Finance, Ltd.	10,065	98,742
Infosys, Ltd., ADR	79,848	1,518,709
ITC, Ltd.	65,000	321,314
Larsen & Toubro, Ltd.	11,107	205,428
Lupin, Ltd.	7,740	173,011
Mahindra & Mahindra, Ltd., GDR	11,560	207,253
Maruti Suzuki India, Ltd.	3,626	203,224
Oil & Natural Gas Corp., Ltd.	29,798	96,323
Reliance Capital, Ltd., GDR (L)(S)	4,327	24,068
Reliance Communication, Ltd., GDR (I)(S)	90,892	68,623
Reliance Industries, Ltd., GDR (S)	32,120	983,768
State Bank of India, GDR	5,224	153,251
Sun Pharmaceutical Industries, Ltd.	29,657	369,834
Tata Consultancy Services, Ltd.	14,500	553,926
Tata Motors, Ltd., ADR (I)	16,666	484,147
Tata Steel, Ltd., GDR	11,000	48,998
UltraTech Cement, Ltd., GDR	1,026	50,024
United Spirits, Ltd. (I)	2,025	76,437
Vedanta, Ltd., ADR	9,500	52,250
Wipro Ltd., ADR (L)	44,749	562,942
Zee Entertainment Enterprises, Ltd.	20,071	117,290
		9,773,073
Indonesia - 0.6%
Adaro Energy Tbk PT	315,000	15,299
Astra Agro Lestari Tbk PT	17,500	24,000
Astra International Tbk PT	805,000	440,019
Bank Central Asia Tbk PT	428,500	429,604
Bank Danamon Indonesia Tbk PT	200,286	57,383
Bank Mandiri Persero Tbk PT	357,837	277,829
Bank Negara Indonesia Persero Tbk PT	276,500	108,396
Bank Rakyat Indonesia Persero Tbk PT	386,000	332,171
Berlian Laju Tanker Tbk PT (I)	128,000	0
Charoen Pokphand Indonesia Tbk PT	276,000	74,670
Gudang Garam Tbk PT	26,000	127,987
Hanjaya Mandala Sampoerna Tbk PT	14,500	107,542
Indocement Tunggal Prakarsa Tbk PT	53,500	79,551
Indofood Sukses Makmur Tbk PT	253,500	138,110
Kalbe Farma Tbk PT	855,000	93,100
Matahari Department Store Tbk PT	88,500	122,463
Perusahaan Gas Negara Persero Tbk PT	480,500	94,712
Semen Indonesia Persero Tbk PT	111,000	85,078

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Telekomunikasi Indonesia Persero Tbk PT	1,932,500	$487,114
Telekomunikasi Indonesia Persero Tbk
PT, ADR	179	9,102
Unilever Indonesia Tbk PT	66,500	215,143
United Tractors Tbk PT	92,779	107,020
		3,426,293
Ireland - 0.7%
AerCap Holdings NV (I)	3,047	118,102
Bank of Ireland (I)	853,257	246,795
CRH PLC (I)	27,474	775,944
Experian PLC	33,441	596,902
Irish Bank Resolution Corp., Ltd (I)	38,483	0
James Hardie Industries PLC	16,532	226,327
Kerry Group PLC, Class A	5,738	533,622
Paddy Power Betfair PLC	2,701	376,733
Ryanair Holdings PLC, ADR	1,872	160,655
Shire PLC	19,526	1,113,657
		4,148,737
Israel - 0.5%
Bank Hapoalim BM	44,835	232,731
Bank Leumi Le-Israel BM (I)	54,437	195,490
Bezeq The
Israeli Telecommunication Corp., Ltd.	65,229	147,225
Check Point Software Technologies, Ltd. (I)(L)	2,326	203,455
Delek Group, Ltd.	163	27,983
Israel Chemicals, Ltd.	16,931	73,525
Mizrahi Tefahot Bank, Ltd.	5,543	65,027
Mobileye NV (I)(L)	2,787	103,927
NICE Systems, Ltd.	1,954	126,997
Teva Pharmaceutical Industries, Ltd.	29,726	1,598,780
		2,775,140
Italy - 1.4%
Assicurazioni Generali SpA	40,662	601,924
Atlantia SpA	14,314	396,601
Banco Popolare SC (I)	12,613	86,611
Enel Green Power SpA	50,219	107,824
Enel SpA	229,224	1,016,203
Eni SpA	83,821	1,265,926
EXOR SpA	3,038	108,698
Ferrari NV (I)	3,118	129,501
Finmeccanica SpA (I)	12,314	155,927
Intesa Sanpaolo SpA	418,527	1,157,236
Intesa Sanpaolo SpA	42,950	111,476
Luxottica Group SpA	5,802	319,620
Mediobanca SpA	18,489	132,965
Prysmian SpA	7,382	167,021
Saipem SpA (I)	230,092	92,014
Snam SpA	66,929	418,844
Telecom Italia SpA (I)	379,537	409,073
Telecom Italia SpA	233,394	204,259
Terna Rete Elettrica Nazionale SpA	57,188	326,077
UniCredit SpA	160,396	578,228
Unione di Banche Italiane SpA	27,462	101,427
UnipolSai SpA	31,557	72,881
		7,960,336
Japan - 15.8%
ABC-Mart, Inc.	700	44,800
Acom Company, Ltd. (I)	10,000	50,351
Aeon Company, Ltd.	22,200	320,702
AEON Financial Service Company, Ltd	2,700	63,564
Aeon Mall Company, Ltd.	3,300	48,824
Air Water, Inc.	5,000	74,119
Aisin Seiki Company, Ltd.	6,300	237,131
Ajinomoto Company, Inc.	20,000	450,938
Alfresa Holdings Corp.	5,200	99,798
Alps Electric Company, Ltd.	6,100	106,440
Amada Company, Ltd.	12,000	116,925
ANA Holdings, Inc.	34,000	95,766
Aozora Bank, Ltd.	39,000	136,128
Asahi Glass Company, Ltd.	30,000	164,155
Asahi Group Holdings, Ltd.	13,300	413,958
Asahi Kasei Corp.	46,000	310,671
Asics Corp.	5,900	105,216
Astellas Pharma, Inc.	69,300	920,963
Bandai Namco Holdings, Inc.	6,199	135,128
Benesse Holdings, Inc.	2,400	69,101
Bridgestone Corp.	22,300	832,300
Brother Industries, Ltd.	9,200	105,667
Calbee, Inc.	2,500	99,192
Canon, Inc.	35,100	1,046,786
Casio Computer Company, Ltd.	6,700	135,125
Central Japan Railway Company	4,900	866,572
Chubu Electric Power Company, Inc.	21,100	294,458
Chugai Pharmaceutical Company, Ltd.	7,000	216,603
Citizen Holdings Company, Ltd.	8,800	49,864
Credit Saison Company, Ltd.	5,000	86,979
Dai Nippon Printing Company, Ltd.	20,000	177,482
Daicel Corp.	10,034	136,778
Daihatsu Motor Company, Ltd.	8,000	112,667
Daiichi Sankyo Company, Ltd.	21,400	474,976
Daikin Industries Ltd.	7,600	567,603
Daito Trust Construction Company, Ltd.	2,600	368,774
Daiwa House Industry Company, Ltd.	21,000	590,275
Daiwa Securities Group, Inc.	52,900	325,145
Denso Corp.	15,900	638,235
Dentsu, Inc.	7,600	381,265
Don Quijote Holdings Company, Ltd.	3,700	128,504
East Japan Railway Company	11,000	948,855
Eisai Company, Ltd.	8,700	523,059
Electric Power Development Company, Ltd.	4,600	143,501
FamilyMart Company, Ltd.	1,700	88,290
FANUC Corp.	6,600	1,022,133
Fast Retailing Company, Ltd.	1,800	575,144
Fuji Electric Company, Ltd.	17,000	58,779
Fuji Heavy Industries, Ltd.	19,200	678,014
FUJIFILM Holdings Corp.	16,000	632,437
Fujitsu, Ltd.	59,000	218,169
Fukuoka Financial Group, Inc.	29,000	94,467
GungHo Online Entertainment, Inc. (L)	13,000	36,571
Hakuhodo DY Holdings, Inc.	9,900	112,085
Hamamatsu Photonics KK	5,400	148,819
Hankyu Hanshin Holdings, Inc.	36,000	229,580
Hikari Tsushin, Inc.	700	53,270
Hino Motors, Ltd.	10,000	108,056
Hirose Electric Company, Ltd.	865	95,331
Hisamitsu Pharmaceutical Company, Inc.	2,400	107,257
Hitachi Chemical Company, Ltd.	3,700	66,488
Hitachi Construction Machinery Company, Ltd.	4,100	65,071
Hitachi High-Technologies Corp.	3,200	90,083
Hitachi Metals, Ltd.	9,000	92,811
Hitachi, Ltd.	166,000	778,017
Hokuhoku Financial Group, Inc.	53,000	69,641
Hokuriku Electric Power Company	6,300	89,062
Honda Motor Company, Ltd.	53,900	1,473,685

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hoshizaki Electric Company, Ltd.	1,400	$116,775
Hoya Corp.	14,400	547,353
Hulic Company, Ltd.	9,000	85,815
Idemitsu Kosan Company, Ltd.	2,800	49,961
IHI Corp.	44,000	93,135
Iida Group Holdings Company, Ltd.	5,000	97,379
Inpex Corp.	31,000	234,759
Isetan Mitsukoshi Holdings, Ltd.	12,219	142,653
Isuzu Motors, Ltd.	18,300	188,764
ITOCHU Corp.	53,200	653,766
Itochu Techno-Solutions Corp.	1,600	30,190
J Front Retailing Company, Ltd.	9,000	119,423
Japan Airlines Company, Ltd.	4,000	146,640
Japan Airport Terminal Company, Ltd.	1,500	53,237
Japan Exchange Group, Inc.	20,000	305,963
Japan Post Bank Company, Ltd.	14,000	172,429
Japan Post Holdings Company, Ltd.	15,000	200,646
Japan Prime Realty Investment Corp.	28	114,035
Japan Real Estate Investment Corp.	42	242,462
Japan Retail Fund Investment Corp.	75	180,072
Japan Tobacco, Inc.	37,100	1,544,201
JFE Holdings, Inc.	15,400	206,825
JGC Corp.	7,000	104,691
JSR Corp.	6,500	93,466
JTEKT Corp.	7,300	94,728
JX Holdings, Inc.	71,011	273,418
Kajima Corp.	33,000	206,720
Kakaku.com, Inc.	5,000	92,706
Kamigumi Company, Ltd.	9,000	84,666
Kaneka Corp.	11,829	101,290
Kansai Electric Power Company, Inc. (I)	24,500	216,771
Kansai Paint Company, Ltd.	7,000	112,360
Kao Corp.	16,500	879,812
Kawasaki Heavy Industries, Ltd.	50,000	144,250
KDDI Corp.	57,800	1,542,149
Keihan Electric Railway Company, Ltd.	17,000	119,762
Keikyu Corp.	18,000	158,322
Keio Corp.	20,000	175,521
Keisei Electric Railway Company, Ltd.	8,000	112,550
Keyence Corp.	1,499	817,513
Kikkoman Corp.	5,000	164,133
Kintetsu Group Holdings Company, Ltd.	62,000	251,266
Kirin Holdings Company, Ltd.	27,500	385,239
Kobe Steel, Ltd.	105,000	92,288
Koito Manufacturing Company, Ltd.	4,000	181,123
Komatsu, Ltd.	31,700	538,930
Konami Holdings Corp.	3,700	109,350
Konica Minolta, Inc.	14,500	122,983
Kose Corp.	1,000	97,217
Kubota Corp.	38,700	528,245
Kuraray Company, Ltd.	13,200	161,316
Kurita Water Industries Ltd.	4,400	100,221
Kyocera Corp.	10,400	457,924
Kyowa Hakko Kirin Company, Ltd.	9,473	151,160
Kyushu Electric Power Company, Inc. (I)	16,300	154,892
Kyushu Financial Group, Inc. (I)	14,000	80,395
Lawson, Inc.	2,100	175,792
Lixil Group Corp.	8,700	177,456
M3, Inc.	7,400	186,101
Mabuchi Motor Company, Ltd.	1,600	74,439
Makita Corp.	3,900	241,741
Marubeni Corp.	60,000	303,564
Marui Group Company, Ltd.	7,600	108,897
Maruichi Steel Tube, Ltd.	1,200	32,867
Mazda Motor Corp.	18,600	288,706
McDonald’s Holdings Company Japan, Ltd.	2,600	61,599
Medipal Holdings Corp.	5,490	86,839
MEIJI Holdings Company, Ltd.	4,000	321,435
Minebea Company, Ltd.	11,000	85,761
Miraca Holdings, Inc.	2,300	94,420
Mitsubishi Chemical Holdings Corp.	42,600	222,419
Mitsubishi Corp.	46,600	788,541
Mitsubishi Electric Corp.	67,000	702,021
Mitsubishi Estate Company, Ltd.	43,000	798,079
Mitsubishi Gas & Chemicals Company, Inc.	14,829	79,640
Mitsubishi Heavy Industries, Ltd.	105,000	390,093
Mitsubishi Logistics Corp.	5,943	77,962
Mitsubishi Materials Corp.	39,000	110,033
Mitsubishi Motors Corp.	24,700	184,384
Mitsubishi Tanabe Pharma Corp.	7,000	121,629
Mitsubishi UFJ Financial Group, Inc.	423,100	1,960,479
Mitsubishi UFJ Lease &
Finance Company, Ltd.	17,600	77,164
Mitsui & Company, Ltd.	58,200	669,211
Mitsui Chemicals, Inc	25,000	83,216
Mitsui Fudosan Company, Ltd.	31,000	772,138
Mitsui OSK Lines, Ltd.	47,000	95,625
Mixi, Inc.	1,800	66,757
Mizuho Financial Group, Inc.	778,100	1,159,589
MS&AD Insurance Group Holdings, Inc.	17,100	476,599
Murata Manufacturing Company, Ltd.	6,700	808,468
Nabtesco Corp.	3,900	87,478
Nagoya Railroad Co Ltd.	30,000	140,081
NEC Corp.	95,000	238,828
Nexon Company, Ltd.	4,100	69,923
NGK Insulators, Ltd.	9,000	166,081
NGK Spark Plug Company, Ltd.	6,800	130,215
NH Foods, Ltd.	5,238	115,293
NHK Spring Company, Ltd.	4,600	43,989
Nidec Corp.	7,200	492,641
Nikon Corp.	12,400	189,610
Nintendo Company, Ltd.	3,600	511,734
Nippon Building Fund, Inc.	48	284,154
Nippon Electric Glass Company, Ltd.	14,000	71,601
Nippon Express Company, Ltd.	30,000	136,395
Nippon Paint Holdings Company, Ltd.	6,000	132,714
Nippon Prologis REIT, Inc.	60	134,154
Nippon Steel & Sumitomo Metal Corp.	24,500	469,706
Nippon Telegraph & Telephone Corp.	25,700	1,110,176
Nippon Yusen KK	55,000	106,057
Nissan Motor Company, Ltd.	85,300	788,619
Nisshin Seifun Group, Inc.	7,400	117,520
Nissin Foods Holdings Company, Ltd.	2,200	103,332
Nitori Holdings Company, Ltd.	2,600	237,900
Nitto Denko Corp.	5,300	295,334
NOK Corp.	3,800	64,830
Nomura Holdings, Inc.	125,400	560,080
Nomura Real Estate Holdings, Inc.	4,500	83,070
Nomura Real Estate Master Fund, Inc.	121	180,121
Nomura Research Institute, Ltd.	4,620	155,588
NSK, Ltd.	17,815	163,059
NTT Data Corp.	4,500	225,668
NTT DOCOMO, Inc.	48,900	1,111,566
NTT Urban Development Corp.	2,200	21,531
Obayashi Corp.	22,000	216,846
OBIC Company, Ltd.	2,200	116,300

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Odakyu Electric Railway Company, Ltd.	23,000	$250,192
OJI Holdings Corp.	30,000	120,493
Olympus Corp.	9,000	349,418
Omron Corp.	7,100	211,173
Ono Pharmaceutical Company, Ltd.	14,500	613,389
Oracle Corp. Japan	1,500	84,124
ORIX Corp.	43,000	612,458
Osaka Gas Company, Ltd.	69,000	264,860
Otsuka Corp.	2,200	116,053
Otsuka Holdings Company, Ltd.	12,600	457,653
Panasonic Corp.	72,100	652,993
Park24 Company, Ltd.	3,300	92,329
Rakuten, Inc.	32,500	313,721
Recruit Holdings Company, Ltd.	5,000	152,453
Resona Holdings, Inc.	70,300	250,657
Ricoh Company, Ltd.	24,000	244,275
Rinnai Corp.	1,200	106,006
Rohm Company, Ltd.	2,900	121,965
Ryohin Keikaku Company, Ltd.	800	169,016
Sankyo Company, Ltd.	1,900	70,750
Sanrio Company, Ltd.	1,700	33,231
Santen Pharmaceutical Company, Ltd.	14,000	210,427
SBI Holdings, Inc.	8,013	81,235
Secom Company, Ltd.	6,800	504,581
SEGA Sammy Holdings, Inc.	6,900	75,177
Seibu Holdings, Inc.	4,000	84,584
Seiko Epson Corp.	9,400	151,180
Sekisui Chemical Company, Ltd.	12,600	155,118
Sekisui House, Ltd.	20,000	337,432
Seven & I Holdings Company, Ltd.	24,800	1,056,671
Seven Bank Ltd.	20,400	87,069
Shikoku Electric Power Company, Inc.	6,400	85,768
Shimadzu Corp.	9,000	141,196
Shimamura Company, Ltd.	700	87,382
Shimano, Inc.	2,600	407,750
Shimizu Corp.	20,000	169,388
Shin-Etsu Chemical Company, Ltd.	13,400	692,083
Shinsei Bank, Ltd.	69,000	90,053
Shionogi & Company, Ltd.	10,300	484,112
Shiseido Company, Ltd.	12,400	276,247
Showa Shell Sekiyu KK	6,845	61,399
SMC Corp.	1,900	440,283
SoftBank Group Corp.	31,700	1,516,213
Sohgo Security Services Company, Ltd.	2,100	113,701
Sompo Japan Nipponkoa Holdings, Inc.	11,500	325,927
Sony Corp.	41,500	1,067,013
Sony Financial Holdings, Inc.	5,800	74,162
Stanley Electric Company, Ltd.	4,500	101,705
Sumitomo Chemical Company, Ltd.	49,000	221,794
Sumitomo Corp.	35,900	356,234
Sumitomo Dainippon Pharma Company, Ltd.	7,200	82,828
Sumitomo Electric Industries, Ltd.	26,500	321,337
Sumitomo Heavy Industries, Ltd.	20,010	82,594
Sumitomo Metal Mining Company, Ltd.	17,000	168,197
Sumitomo Mitsui Financial Group, Inc.	42,100	1,278,058
Sumitomo Mitsui Trust Holdings, Inc.	117,000	342,515
Sumitomo Realty &
Development Company, Ltd.	12,000	350,775
Sumitomo Rubber Industries, Ltd.	7,100	109,704
Suntory Beverage & Food, Ltd.	5,000	224,935
Suruga Bank, Ltd.	6,000	105,291
Suzuken Company, Ltd.	2,640	89,605
Suzuki Motor Corp.	13,000	347,603
Sysmex Corp.	4,800	300,076
T&D Holdings, Inc.	18,800	175,612
Taiheiyo Cement Corp.	42,000	96,668
Taisei Corp.	37,000	244,336
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	95,106
Taiyo Nippon Sanso Corp.	7,100	67,463
Takashimaya Company, Ltd.	11,181	93,460
Takeda Pharmaceutical Company, Ltd.	26,700	1,217,268
TDK Corp.	4,000	221,944
Teijin, Ltd.	32,000	111,433
Terumo Corp.	10,500	375,764
The Bank of Kyoto, Ltd.	13,000	84,754
The Bank of Yokohama, Ltd.	35,000	160,091
The Chiba Bank, Ltd.	22,000	109,575
The Chugoku Bank, Ltd.	6,000	62,443
The Chugoku Electric Power Company, Inc.	8,600	116,028
The Dai-ichi Life Insurance Company, Ltd.	37,100	449,633
The Gunma Bank, Ltd.	14,000	57,825
The Hachijuni Bank, Ltd.	13,000	56,005
The Hiroshima Bank, Ltd.	14,000	51,082
The Iyo Bank, Ltd.	10,000	65,379
The Joyo Bank, Ltd.	23,000	78,839
The Oriental Land Company, Ltd.	6,900	488,517
The Shizuoka Bank, Ltd.	17,000	122,573
The Yokohama Rubber Company, Ltd.	5,000	82,194
THK Company, Ltd.	4,000	73,633
Tobu Railway Company, Ltd.	40,000	199,412
Toho Company, Ltd.	4,567	120,050
Toho Gas Company, Ltd.	14,000	99,371
Tohoku Electric Power Company, Inc.	13,800	177,847
Tokio Marine Holdings, Inc.	23,300	787,259
Tokyo Electric Power Company, Inc. (I)	45,400	249,412
Tokyo Electron, Ltd.	5,800	377,751
Tokyo Gas Company, Ltd.	78,000	363,593
Tokyo Tatemono Company, Ltd.	7,500	93,291
Tokyu Corp.	39,000	326,641
Tokyu Fudosan Holdings Corp.	15,000	101,812
TonenGeneral Sekiyu KK	10,000	90,451
Toppan Printing Company, Ltd.	16,000	134,148
Toray Industries, Inc.	49,000	418,173
Toshiba Corp. (I)	138,000	268,326
TOTO Ltd.	4,500	140,071
Toyo Seikan Group Holdings, Ltd.	4,800	89,820
Toyo Suisan Kaisha, Ltd.	2,500	89,741
Toyoda Gosei Company, Ltd.	2,466	47,558
Toyota Industries Corp.	5,100	229,041
Toyota Motor Corp.	91,700	4,863,347
Toyota Tsusho Corp.	7,900	178,350
Trend Micro, Inc.	4,000	146,400
Unicharm Corp.	12,900	280,773
United Urban Investment Corp.	85	137,302
USS Company, Ltd.	7,770	123,987
West Japan Railway Company	5,300	327,260
Yahoo Japan Corp.	52,400	223,027
Yakult Honsha Company, Ltd.	2,843	125,780
Yamada Denki Company, Ltd.	19,300	91,231
Yamaguchi Financial Group, Inc.	7,000	63,554
Yamaha Corp.	6,700	201,548
Yamaha Motor Company, Ltd.	8,100	134,628
Yamato Holdings Company, Ltd.	10,600	211,333
Yamazaki Baking Company, Ltd.	4,000	84,194
Yaskawa Electric Corp.	9,000	103,794

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yokogawa Electric Corp.	7,686	$79,388
		90,672,221
Jersey, Channel Islands - 0.1%
Randgold Resources Ltd.	3,491	317,620
Luxembourg - 0.2%
ArcelorMittal (I)(L)	61,972	279,580
Millicom International Cellular SA	1,809	98,680
RTL Group SA	1,422	120,311
SES SA	11,632	340,293
Tenaris SA	16,418	203,711
		1,042,575
Macau - 0.1%
MGM China Holdings, Ltd.	35,912	55,004
Sands China, Ltd.	88,800	362,518
Wynn Macau, Ltd. (I)	61,415	94,973
		512,495
Malaysia - 0.8%
AirAsia BHD	21,700	10,180
Alliance Financial Group BHD	53,600	57,049
AMMB Holdings BHD	59,087	69,654
Astro Malaysia Holdings BHD	78,000	59,765
Axiata Group BHD	94,228	142,224
Berjaya Sports Toto BHD	11,624	9,417
British American Tobacco Malaysia BHD	4,300	59,541
Bumi Armada BHD	83,400	16,893
CIMB Group Holdings BHD	178,448	221,809
Dialog Group BHD	166,000	68,042
DiGi.Com BHD	110,800	140,309
Felda Global Ventures Holdings BHD	39,000	15,091
Gamuda BHD	72,333	91,212
Genting BHD	72,900	183,151
Genting Malaysia BHD	105,700	122,972
Genting Plantations BHD	15,000	43,083
Hong Leong Bank BHD	23,269	80,572
Hong Leong Financial Group BHD	6,104	24,277
IHH Healthcare BHD	71,800	120,683
IJM Corp. BHD	87,420	79,052
IOI Corp. BHD	114,466	134,135
IOI Properties Group BHD	66,770	39,517
Kuala Lumpur Kepong BHD	17,150	105,477
Lafarge Malaysia BHD	9,360	21,567
Malayan Banking BHD	190,254	439,719
Malaysia Airports Holdings BHD	34,427	60,049
Maxis BHD	67,200	109,345
MISC BHD	26,280	59,941
Petronas Chemicals Group BHD	99,800	171,753
Petronas Dagangan BHD	12,200	75,332
Petronas Gas BHD	21,200	119,514
PPB Group BHD	17,700	75,735
Public Bank BHD	97,378	468,536
RHB Capital BHD (I)	22,364	33,816
SapuraKencana Petroleum BHD	80,300	38,271
Sime Darby BHD	105,296	214,638
Telekom Malaysia BHD	42,705	72,215
Tenaga Nasional BHD	124,350	444,249
UMW Holdings BHD	25,500	44,853
YTL Corp. BHD	153,792	64,647
YTL Power International BHD	51,383	19,496
		4,427,781
Malta - 0.0%
BGP Holdings PLC (I)	271,827	17,322
Brait SE (I)	14,080	159,143
		176,465
Mexico - 1.0%
Alfa SAB de CV, Class A	97,680	196,580
America Movil SAB de CV, Series L	1,035,132	805,235
Arca Continental SAB de CV	16,000	111,065
Cemex SAB de CV (I)	452,431	328,643
Coca-Cola Femsa SAB de CV, Series L	15,312	127,258
El Puerto de Liverpool SAB de CV	7,600	89,794
Fibra Uno Administracion SA de CV	89,000	207,031
Fomento Economico Mexicano SAB de CV	59,520	573,664
Fresnillo PLC	7,504	102,480
Gentera SAB de CV	28,000	55,264
Gruma SAB de CV, Class B	6,000	95,151
Grupo Aeroportuario del Pacifico SAB de CV,
B Shares	8,400	74,771
Grupo Aeroportuario del Sureste SAB de CV,
B Shares	5,700	85,824
Grupo Bimbo SAB de CV, Series A (I)	60,384	178,631
Grupo Carso SAB de CV, Series A1	17,777	82,829
Grupo Comercial Chedraui SA de CV	17,100	54,337
Grupo Financiero Banorte SAB de CV	80,262	454,847
Grupo Financiero Inbursa SAB de CV, Series O	86,738	173,605
Grupo Financiero Santander Mexico SAB
de CV, Class B	65,000	117,870
Grupo Lala SAB de CV	27,400	74,474
Grupo Mexico SAB de CV, Series B	132,866	320,531
Grupo Televisa SAB	78,626	432,241
Industrias Penoles SAB de CV	4,883	61,712
Kimberly-Clark de Mexico SAB
de CV, Class A	56,178	135,721
Mexichem SAB de CV	31,640	77,465
OHL Mexico SAB de CV (I)	27,000	42,741
Promotora y Operadora de Infraestructura
SAB de CV	9,800	129,894
Wal-Mart de Mexico SAB de CV	168,288	398,386
		5,588,044
Netherlands - 2.9%
Aegon NV	57,548	316,272
Akzo Nobel NV	8,569	584,124
Altice NV, Class A (I)	9,579	170,154
Altice NV, Class B (I)	3,193	57,361
ASML Holding NV	11,391	1,146,329
Boskalis Westminster NV	2,648	103,783
Gemalto NV	2,994	220,994
Heineken Holding NV	3,458	269,219
Heineken NV	7,902	714,955
ING Groep NV	127,976	1,531,469
Koninklijke Ahold NV	28,617	642,777
Koninklijke DSM NV	6,605	363,151
Koninklijke KPN NV	114,399	479,054
Koninklijke Philips NV	31,157	887,457
Koninklijke Vopak NV	2,830	140,750
NN Group NV	8,192	267,426
NXP Semiconductors NV (I)	4,101	332,468
OCI NV (I)	3,633	70,984
QIAGEN NV (I)	8,422	187,276
Randstad Holding NV	4,700	259,965
Royal Dutch Shell PLC, A Shares	137,072	3,309,726
Royal Dutch Shell PLC, B Shares	133,111	3,239,216
Steinhoff International Holdings NV	97,104	636,265

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
TNT Express NV	12,285	$110,214
Wolters Kluwer NV	9,587	382,115
		16,423,504
New Zealand - 0.1%
Auckland International Airport, Ltd.	32,864	146,027
Contact Energy, Ltd.	8,664	29,940
Fletcher Building, Ltd.	23,909	130,330
Meridian Energy, Ltd.	43,320	78,366
Mighty River Power, Ltd.	24,155	48,793
Ryman Healthcare, Ltd.	12,940	74,669
Spark New Zealand, Ltd.	63,312	159,605
		667,730
Norway - 0.4%
DNB ASA	34,358	405,709
Gjensidige Forsikring ASA	6,934	118,126
Norsk Hydro ASA	44,388	182,369
Orkla ASA	33,366	301,788
Schibsted ASA, A Shares	2,593	75,650
Schibsted ASA, B Shares (I)	3,056	84,581
Statoil ASA	39,875	622,782
Telenor ASA	26,027	420,832
Yara International ASA	6,981	262,065
		2,473,902
Peru - 0.1%
Compania de Minas Buenaventura SA, ADR (I)	2,364	17,399
Credicorp, Ltd.	2,134	279,575
Southern Copper Corp. (L)	4,674	129,517
		426,491
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	85,070	120,095
Aboitiz Power Corp.	72,200	68,927
Ayala Corp.	7,160	116,638
Ayala Land, Inc.	253,800	194,223
Bank of the Philippine Islands	29,885	56,474
BDO Unibank, Inc.	64,484	143,203
Energy Development Corp.	244,436	31,246
Globe Telecom, Inc.	970	46,757
GT Capital Holdings, Inc.	3,100	93,502
JG Summit Holdings, Inc.	85,100	146,698
Jollibee Foods Corp.	18,900	93,156
Megaworld Corp.	564,000	50,841
Metropolitan Bank & Trust Company	46,417	83,103
Philippine Long Distance Telephone Company	3,730	160,743
SM Investments Corp.	5,535	114,086
SM Prime Holdings, Inc.	241,744	115,307
Universal Robina Corp.	30,280	142,573
		1,777,572
Poland - 0.3%
Alior Bank SA (I)	2,380	41,365
Bank Handlowy w Warszawie SA	1,164	28,204
Bank Millennium SA (I)	12,341	19,278
Bank Pekao SA	4,928	217,267
Bank Zachodni WBK SA	1,033	84,815
Boryszew SA	2,380	3,188
CCC SA	1,215	51,961
Cyfrowy Polsat SA (I)	6,360	41,340
Enea SA	3,933	12,542
Energa SA	7,178	25,178
Eurocash SA	2,447	34,949
Grupa Lotos SA (I)	3,293	24,562
KGHM Polska Miedz SA	5,681	115,634
LPP SA	42	61,826
mBank (I)	525	47,728
Orange Polska SA	26,179	47,228
PGE Polska Grupa Energetyczna SA	26,654	99,662
Polski Koncern Naftowy Orlen SA	11,432	226,140
Polskie Gornictwo Naftowe i Gazownictwo SA	63,078	89,795
Powszechna Kasa Oszczednosci
Bank Polski SA (I)	30,479	226,704
Powszechny Zaklad Ubezpieczen SA	23,000	218,886
Synthos SA (I)	14,988	15,400
Tauron Polska Energia SA	37,474	30,185
		1,763,837
Portugal - 0.1%
Banco Comercial Portugues SA (I)	1,442,578	58,517
EDP - Energias de Portugal SA	84,624	300,453
Galp Energia SGPS SA	15,169	190,476
Jeronimo Martins SGPS SA	7,332	119,856
		669,302
Romania - 0.0%
New Europe Property Investments PLC	7,681	97,753
Russia - 0.8%
Gazprom PAO, ADR	3,680	15,829
Gazprom PAO, ADR	251,662	1,084,663
Lukoil PJSC, ADR	29,756	1,150,069
MMC Norilsk Nickel PJSC, ADR	39,185	507,838
Mobile TeleSystems PJSC, ADR	20,264	163,936
NovaTek OAO, GDR	3,606	323,284
Rosneft OAO, GDR	39,131	177,162
Sberbank of Russia PJSC, ADR	40,000	277,600
Sberbank of Russia PJSC, ADR	34,900	240,144
Severstal PAO, GDR	4,250	44,901
Sistema JSFC, GDR	3,202	20,653
Surgutneftegas OAO, ADR	23,070	134,180
Surgutneftegas OAO, ADR	22,274	149,236
Tatneft PAO, ADR	7,986	253,242
VTB Bank PJSC, GDR	50,760	112,351
		4,655,088
Singapore - 1.0%
Ascendas Real Estate Investment Trust	73,531	130,414
CapitaLand Commercial Trust	71,000	77,492
CapitaLand Mall Trust	90,402	140,101
CapitaLand, Ltd.	89,999	204,686
City Developments, Ltd.	14,000	84,765
ComfortDelGro Corp., Ltd.	70,000	151,716
DBS Group Holdings, Ltd.	62,194	708,512
Genting Singapore PLC	226,200	140,041
Global Logistic Properties, Ltd.	108,000	154,036
Golden Agri-Resources, Ltd.	284,496	86,551
Hutchison Port Holdings Trust	215,400	107,779
Jardine Cycle & Carriage, Ltd.	5,052	150,012
Keppel Corp., Ltd.	49,969	216,042
Oversea-Chinese Banking Corp., Ltd.	105,456	691,125
Sembcorp Industries, Ltd.	38,019	85,091
Sembcorp Marine, Ltd. (L)	36,999	45,223
Singapore Airlines, Ltd.	23,140	196,070
Singapore Exchange, Ltd.	28,000	164,996
Singapore Press Holdings, Ltd.	59,500	176,481
Singapore Technologies Engineering, Ltd.	54,000	129,315
Singapore Telecommunications, Ltd.	279,840	792,130
StarHub, Ltd.	21,000	52,214

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Suntec Real Estate Investment Trust	82,000	$101,903
United Overseas Bank, Ltd.	44,650	624,564
UOL Group, Ltd.	25,367	112,979
Wilmar International, Ltd.	72,000	179,543
		5,703,781
South Africa - 1.5%
African Bank Investments, Ltd. (I)	52,291	1,098
Anglo American Platinum, Ltd. (I)	2,632	64,366
AngloGold Ashanti, Ltd. (I)	14,430	199,752
Aspen Pharmacare Holdings, Ltd. (I)	11,866	256,938
Barclays Africa Group, Ltd.	12,071	121,935
Barloworld, Ltd.	7,676	39,131
Coronation Fund Managers, Ltd.	8,138	40,382
Discovery, Ltd.	16,606	136,514
Exxaro Resources, Ltd.	4,891	23,772
FirstRand, Ltd.	118,126	385,755
Gold Fields, Ltd.	29,492	116,588
Growthpoint Properties, Ltd.	79,206	131,795
Hyprop Investments, Ltd.	8,505	67,579
Impala Platinum Holdings, Ltd. (I)	22,733	72,172
Imperial Holdings, Ltd.	6,917	70,473
Investec PLC	19,237	141,112
Investec, Ltd.	7,953	59,142
Liberty Holdings, Ltd.	4,754	46,562
Life Healthcare Group Holdings, Ltd.	41,342	99,786
Massmart Holdings, Ltd.	4,351	37,286
Mediclinic International PLC (I)	9,103	117,002
MMI Holdings, Ltd.	19,936	33,532
Mondi PLC	12,906	246,804
Mondi, Ltd.	4,137	79,608
Mr Price Group, Ltd.	8,969	107,671
MTN Group, Ltd.	59,164	540,309
Naspers, Ltd., N Shares	13,874	1,934,032
Nedbank Group, Ltd.	7,167	94,048
Netcare, Ltd.	36,217	88,499
Pick n Pay Stores, Ltd.	7,147	33,962
Rand Merchant Investment Holdings, Ltd.	31,391	88,337
Redefine Properties, Ltd.	125,271	101,309
Remgro, Ltd.	18,654	315,792
Resilient REIT, Ltd.	9,826	90,172
RMB Holdings, Ltd.	31,391	129,986
Sanlam, Ltd.	64,030	296,650
Sappi, Ltd. (I)	26,810	118,604
Sasol, Ltd.	19,396	575,566
Shoprite Holdings, Ltd.	16,492	193,582
Sibanye Gold, Ltd.	24,516	94,185
Standard Bank Group, Ltd.	42,608	381,254
The Bidvest Group, Ltd.	11,166	281,786
The Foschini Group, Ltd.	6,814	65,187
The SPAR Group, Ltd.	5,706	76,874
Tiger Brands, Ltd.	6,286	138,267
Truworths International, Ltd.	19,044	126,503
Vodacom Group, Ltd.	13,061	141,870
Woolworths Holdings, Ltd.	33,746	204,698
		8,808,227
South Korea - 3.2%
AMOREPACIFIC Corp.	1,183	400,056
AMOREPACIFIC Group	770	98,622
BNK Financial Group, Inc.	8,021	68,025
Celltrion, Inc. (I)(L)	2,760	264,812
Cheil Worldwide, Inc.	3,910	58,176
CJ CheilJedang Corp.	326	99,165
CJ Corp.	456	77,967
Coway Company, Ltd.	1,930	162,558
Daelim Industrial Company, Ltd.	877	69,746
Daewoo Engineering &
Construction Company, Ltd. (I)	2,130	11,695
Daewoo International Corp.	1,626	30,727
Daewoo Securities Company, Ltd.	7,159	51,789
DGB Financial Group, Inc.	4,763	37,075
Dongbu Insurance Company, Ltd.	1,810	120,380
Doosan Corp.	163	12,609
Doosan Heavy Industries and
Construction Company, Ltd.	2,030	38,383
E-Mart Company, Ltd.	817	125,462
GS Engineering & Construction Corp. (I)	1,468	35,094
GS Holdings Corp.	2,038	105,304
Hana Financial Group, Inc.	9,912	215,059
Hankook Tire Company, Ltd.	3,008	143,079
Hanmi Pharm Company, Ltd.	201	122,834
Hanon Systems	9,450	76,133
Hanssem Company, Ltd.	370	72,278
Hanwha Chemical Corp.	2,217	48,437
Hanwha Corp.	2,040	63,355
Hanwha Life Insurance Company, Ltd.	8,120	47,592
Hotel Shilla Company, Ltd.	1,190	69,277
Hyosung Corp.	1,033	130,012
Hyundai Department Store Company, Ltd.	494	59,430
Hyundai Development Company	2,360	94,898
Hyundai Engineering &
Construction Company, Ltd.	2,649	97,697
Hyundai Glovis Company, Ltd.	539	88,950
Hyundai Heavy Industries Company, Ltd. (I)	1,587	147,932
Hyundai Marine & Fire
Insurance Company, Ltd.	2,650	76,973
Hyundai Mobis Company, Ltd.	2,332	508,091
Hyundai Motor Company	5,356	714,793
Hyundai Steel Company	2,189	106,363
Hyundai Wia Corp.	644	59,167
Industrial Bank of Korea	7,080	75,843
Kakao Corp.	874	75,792
Kangwon Land, Inc.	4,000	142,993
KB Financial Group, Inc.	10,980	304,884
KB Financial Group, Inc., ADR	2,772	76,479
KCC Corp.	196	71,263
KEPCO Plant Service &
Engineering Company, Ltd.	700	39,232
Kia Motors Corp.	8,934	377,381
Korea Aerospace Industries, Ltd.	1,710	97,461
Korea Electric Power Corp.	6,370	333,695
Korea Electric Power Corp., ADR	4,277	110,133
Korea Gas Corp.	1,166	39,154
Korea Investment Holdings Company, Ltd.	1,170	45,005
Korea Zinc Company, Ltd.	339	142,866
Korean Air Lines Company, Ltd. (I)	1,090	29,521
KT Corp.	2,633	68,402
KT&G Corp.	3,640	350,496
Kumho Petrochemical Company, Ltd.	614	31,325
LG Chem, Ltd.	1,568	450,002
LG Corp.	3,654	218,908
LG Display Company, Ltd.	7,650	177,106
LG Display Company, Ltd., ADR	2,417	27,626
LG Electronics, Inc.	3,460	186,526
LG Household & Health Care, Ltd.	362	299,322
LG Innotek Company, Ltd.	210	14,564

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
LG Uplus Corp.	6,602	$63,804
Lotte Chemical Corp.	562	168,077
Lotte Confectionery Company, Ltd.	20	44,913
Lotte Shopping Company, Ltd.	410	90,046
Mirae Asset Securities Company, Ltd.	2,239	45,757
NAVER Corp.	965	537,765
NCSoft Corp.	632	140,219
NH Investment & Securities Company, Ltd.	3,944	34,276
OCI Company, Ltd. (I)	650	60,331
Orion Corp.	143	114,385
POSCO	2,241	427,489
S-1 Corp.	810	62,662
S-Oil Corp.	1,778	152,459
Samsung C&T Corp.	2,007	250,570
Samsung Card Company, Ltd.	1,490	49,072
Samsung Electro-Mechanics Company, Ltd.	2,318	119,212
Samsung Electronics Company, Ltd.	3,789	4,348,283
Samsung Fire & Marine
Insurance Company, Ltd.	1,090	281,511
Samsung Heavy Industries Company, Ltd. (I)	6,270	60,724
Samsung Life Insurance Company, Ltd.	3,008	309,450
Samsung SDI Company, Ltd.	1,793	155,234
Samsung SDS Company, Ltd.	930	142,373
Samsung Securities Company, Ltd.	2,498	87,310
Shinhan Financial Group Company, Ltd.	14,125	497,198
Shinhan Financial Group Company, Ltd., ADR	350	12,324
Shinsegae Company, Ltd.	197	34,998
SK Holdings Company, Ltd.	1,335	260,545
SK Hynix, Inc.	19,510	480,291
SK Innovation Company, Ltd.	2,274	342,726
SK Networks Company, Ltd.	3,090	17,290
SK Telecom Company, Ltd.	677	122,679
Woori Bank	12,174	100,677
Yuhan Corp.	350	85,839
		18,296,463
Spain - 2.2%
Abertis Infraestructuras SA	15,795	259,345
ACS Actividades de Construccion
y Servicios SA	7,158	212,881
Aena SA (I)(S)	2,372	305,843
Amadeus IT Holding SA, A Shares	14,275	610,456
Banco Bilbao Vizcaya Argentaria SA	210,556	1,390,360
Banco de Sabadell SA (L)	173,919	312,333
Banco Popular Espanol SA	63,044	163,618
Banco Santander SA	21,368	72,501
Banco Santander SA	490,269	2,153,208
Bankia SA	160,432	151,030
Bankinter SA	23,159	163,173
CaixaBank SA	93,644	276,023
Distribuidora Internacional de Alimentacion SA	23,600	122,284
Enagas SA	7,812	234,475
Endesa SA	10,933	209,513
Ferrovial SA	15,620	335,221
Gas Natural SDG SA	12,174	245,778
Grifols SA	8,562	190,225
Iberdrola SA	181,048	1,205,232
Industria de Diseno Textil SA	35,939	1,204,664
Mapfre SA	37,878	81,521
Red Electrica Corp. SA	3,414	295,741
Repsol SA	38,894	437,323
Telefonica SA	148,995	1,665,264
Zardoya Otis SA	5,962	69,202
		12,367,214
Sweden - 2.0%
Alfa Laval AB	10,314	168,458
Assa Abloy AB, B Shares	34,221	673,726
Atlas Copco AB, A Shares	23,341	585,797
Atlas Copco AB, B Shares	13,732	323,159
Boliden AB	10,826	172,693
Electrolux AB, Series B	9,396	246,737
Getinge AB, B Shares	6,512	149,805
Hennes & Mauritz AB, B Shares	31,231	1,039,498
Hexagon AB, B Shares	8,169	317,491
Husqvarna AB, B Shares	18,793	137,234
ICA Gruppen AB	2,659	87,884
Industrivarden AB, C Shares	2,860	48,675
Investment AB Kinnevik, B Shares	7,421	210,209
Investor AB, B Shares	14,754	521,542
Lundin Petroleum AB (I)	8,518	143,982
Nordea Bank AB	100,775	966,624
Sandvik AB	33,680	347,846
Securitas AB, B Shares	10,739	177,585
Skandinaviska Enskilda Banken AB, A Shares	49,129	468,505
Skanska AB, B Shares	14,150	322,775
SKF AB, B Shares (L)	12,256	220,934
Svenska Cellulosa AB, B Shares	19,945	622,100
Svenska Handelsbanken AB, A Shares	51,359	651,546
Swedbank AB, A Shares	29,478	633,085
Swedish Match AB	6,740	228,473
Tele2 AB, B Shares	12,690	117,455
Telefonaktiebolaget LM Ericsson, B Shares	99,887	1,000,139
TeliaSonera AB	82,426	427,097
Volvo AB, B Shares	52,551	575,576
		11,586,630
Switzerland - 6.7%
ABB, Ltd. (I)	72,494	1,412,278
Actelion, Ltd. (I)	3,610	538,756
Adecco SA	5,898	383,672
Aryzta AG (I)	3,464	143,151
Baloise Holding AG	1,757	223,020
Barry Callebaut AG (I)	81	87,821
Chocoladefabriken Lindt & Spruengli AG	35	216,861
Chocoladefabriken Lindt & Spruengli AG	4	299,200
Cie Financiere Richemont SA	17,198	1,135,936
Coca-Cola HBC AG (I)	7,325	155,336
Credit Suisse Group AG (I)	61,425	867,441
Dufry AG (I)	1,420	174,396
EMS-Chemie Holding AG	281	145,509
Galenica AG	134	201,092
Geberit AG, ADR	1,296	484,244
Givaudan SA	319	625,176
Glencore PLC (I)	417,963	939,771
Julius Baer Group, Ltd. (I)	7,129	305,527
Kuehne & Nagel International AG	2,068	293,897
LafargeHolcim, Ltd. (I)	8,825	414,419
LafargeHolcim, Ltd. (I)	6,464	302,253
Lonza Group AG (I)	1,860	314,417
Nestle SA	107,673	8,034,642
Novartis AG	76,893	5,563,357
Pargesa Holding SA, ADR	1,375	87,634
Partners Group Holding AG	509	204,490
Roche Holding AG	23,739	5,828,881
Schindler Holding AG	1,670	307,661

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Schindler Holding AG	806	$147,590
SGS SA	194	409,645
Sika AG	74	292,939
Sonova Holding AG	1,863	237,765
STMicroelectronics NV	24,208	134,748
Sulzer AG	280	27,765
Swiss Life Holding AG (I)	1,089	288,986
Swiss Prime Site AG (I)	2,297	202,377
Swiss Re AG	12,090	1,116,387
Swisscom AG	910	493,911
Syngenta AG	3,061	1,269,387
The Swatch Group AG	1,109	382,615
The Swatch Group AG	1,748	117,621
UBS Group AG	121,224	1,950,014
Wolseley PLC	8,816	497,653
Zurich Insurance Group AG (I)	4,957	1,149,585
		38,409,826
Taiwan - 2.2%
Acer, Inc. (I)	58,018	22,251
Advanced Semiconductor Engineering, Inc.	215,933	250,120
Advantech Company, Ltd.	1,991	14,631
Asia Cement Corp.	36,863	33,681
Asustek Computer, Inc.	24,952	223,903
AU Optronics Corp.	163,827	49,073
Catcher Technology Company, Ltd.	22,184	181,815
Cathay Financial Holdings Company, Ltd.	259,901	310,953
Chang Hwa Commercial Bank	92,614	47,481
Cheng Shin Rubber Industry Company, Ltd.	43,680	87,797
China Airlines, Ltd. (I)	26,874	9,594
China Development Financial Holdings Corp.	479,153	128,013
China Life Insurance Company, Ltd.	110,000	84,665
China Steel Corp.	363,388	252,716
Chunghwa Telecom Company, Ltd.	121,148	412,228
Compal Electronics, Inc.	79,764	50,049
CTBC Financial Holding Company, Ltd.	479,135	253,014
Delta Electronics, Inc.	70,866	312,398
E.Sun Financial Holding Company, Ltd.	209,589	117,205
Eclat Textile Company, Ltd.	6,137	80,858
Eva Airways Corp. (I)	27,102	15,151
Evergreen Marine Corp Taiwan, Ltd.	8,886	3,298
Far Eastern New Century Corp.	64,875	52,983
Far EasTone
Telecommunications Company, Ltd.	45,159	101,141
First Financial Holding Company, Ltd.	338,013	166,948
Formosa Chemicals & Fibre Corp.	100,212	249,666
Formosa Petrochemical Corp.	24,720	71,028
Formosa Plastics Corp.	131,086	325,039
Formosa Taffeta Company, Ltd.	5,000	4,888
Foxconn Technology Company, Ltd.	15,360	34,457
Fubon Financial Holding Company, Ltd.	211,112	268,892
Hon Hai Precision Industry Company, Ltd.	480,419	1,264,587
Hotai Motor Company, Ltd.	9,000	98,957
HTC Corp.	26,997	77,207
Hua Nan Financial Holdings Company, Ltd.	85,823	42,661
Innolux Corp.	100,841	35,211
Inotera Memories, Inc. (I)	79,000	71,495
Inventec Corp.	25,899	16,400
Largan Precision Company, Ltd.	3,143	243,611
Lite-On Technology Corp.	39,430	48,100
MediaTek, Inc.	49,340	378,481
Mega Financial Holding Company, Ltd.	387,134	275,351
Nan Ya Plastics Corp.	148,992	313,149
Novatek Microelectronics Corp.	7,361	29,631
Pegatron Corp.	71,989	167,590
Pou Chen Corp.	36,641	46,666
Powertech Technology, Inc.	13,149	29,800
President Chain Store Corp.	21,496	156,550
Quanta Computer, Inc.	92,771	161,905
Realtek Semiconductor Corp.	5,999	16,491
Shin Kong Financial Holding Company, Ltd.	107,046	21,489
Siliconware Precision Industries Company	54,855	88,597
SinoPac Financial Holdings Company, Ltd.	137,813	42,604
Synnex Technology International Corp.	23,741	24,464
Taishin Financial Holding Company, Ltd.	87,836	30,953
Taiwan Cement Corp.	60,781	59,474
Taiwan Cooperative Financial
Holding Company, Ltd.	65,074	29,123
Taiwan Fertilizer Company, Ltd.	13,000	19,669
Taiwan Mobile Company, Ltd.	62,257	202,122
Taiwan Semiconductor
Manufacturing Company, Ltd.	818,227	4,081,180
Teco Electric & Machinery Company, Ltd.	16,000	13,044
Transcend Information, Inc.	6,608	20,415
Uni-President Enterprises Corp.	151,487	266,021
United Microelectronics Corp.	258,313	106,133
Wistron Corp.	39,026	24,103
Ya Hsin Industrial Company, Ltd. (I)	36,000	0
Yuanta Financial Holdings Company, Ltd.	189,267	67,580
Yulon Motor Company, Ltd.	17,510	17,017
		12,803,767
Thailand - 0.5%
Advanced Info Service PCL	48,400	250,241
Airports of Thailand PCL	15,000	171,247
Bangkok Bank PCL	34,900	180,279
Banpu PCL	55,000	26,038
BEC World PCL	46,019	36,887
Bumrungrad Hospital PCL, NVDR	14,300	86,095
Charoen Pokphand Foods PCL	136,200	94,421
CP ALL PCL	173,500	225,347
Glow Energy PCL	27,900	72,880
IRPC PCL	528,400	75,737
Kasikornbank PCL	61,800	307,348
Krung Thai Bank PCL	164,375	87,279
PTT Exploration & Production PCL	60,147	119,915
PTT Global Chemical PCL	65,273	112,073
PTT PCL	34,300	272,458
Siam Cement PCL, Foreign Shares	11,300	150,136
Siam Commercial Bank PCL	70,748	283,138
Thai Oil PCL	28,800	56,595
True Corp. PCL (I)	200,000	43,171
		2,651,285
Turkey - 0.3%
Akbank TAS	67,697	192,827
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	61,768
Arcelik AS	6,139	41,740
BIM Birlesik Magazalar AS	8,214	178,103
Coca-Cola Icecek AS	2,884	42,065
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	17,803	18,119
Enka Insaat ve Sanayi AS	28,031	48,595
Eregli Demir ve Celik Fabrikalari TAS	30,186	45,443
Ford Otomotiv Sanayi AS	4,572	60,276
Haci Omer Sabanci Holding AS	31,762	109,895
KOC Holding AS	25,423	129,135
TAV Havalimanlari Holding AS	4,656	27,787

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Tupras Turkiye Petrol Rafinerileri AS	4,998	$140,772
Turk Hava Yollari (I)	25,366	70,177
Turk Telekomunikasyon AS	22,064	52,306
Turkcell Iletisim Hizmetleri AS	29,771	125,093
Turkiye Garanti Bankasi AS	86,216	252,243
Turkiye Halk Bankasi AS	25,911	96,356
Turkiye Is Bankasi, Class C	60,572	100,252
Turkiye Sise ve Cam Fabrikalari AS	37,023	48,116
Turkiye Vakiflar Bankasi TAO, Class D	22,351	37,386
Yapi ve Kredi Bankasi AS (I)	35,813	52,801
		1,931,255
United Kingdom - 12.2%
3i Group PLC	36,258	237,081
Aberdeen Asset Management PLC	35,216	139,792
Admiral Group PLC	7,053	200,383
Aggreko PLC	9,826	151,739
Anglo American PLC	48,446	381,961
ARM Holdings PLC	45,805	666,978
Ashtead Group PLC	17,291	214,113
Associated British Foods PLC	12,520	600,678
AstraZeneca PLC	42,494	2,372,510
Auto Trader Group PLC (S)	25,750	144,073
Aviva PLC	132,896	867,734
Babcock International Group PLC	8,659	117,913
BAE Systems PLC	107,860	786,759
Barclays PLC	555,067	1,191,503
Barratt Developments PLC	34,575	277,567
Berkeley Group Holdings PLC	4,343	200,250
BP PLC	626,940	3,136,799
British American Tobacco PLC	62,573	3,659,004
BT Group PLC	282,047	1,780,883
Bunzl PLC	11,962	346,978
Burberry Group PLC	16,791	328,260
Capita PLC	21,255	317,328
Carnival PLC	6,738	361,923
Centrica PLC	168,701	551,121
CNH Industrial NV	34,400	233,549
Cobham PLC	39,593	123,294
Compass Group PLC	55,937	986,076
Croda International PLC	5,115	222,721
Diageo PLC	84,643	2,282,311
Direct Line Insurance Group PLC	47,366	251,238
Dixons Carphone PLC	33,696	205,929
easyJet PLC	5,884	128,064
Fiat Chrysler Automobiles NV	31,182	251,633
G4S PLC	56,956	155,419
GKN PLC	59,980	248,337
GlaxoSmithKline PLC	163,395	3,307,636
Hammerson PLC	29,524	244,925
Hargreaves Lansdown PLC	8,843	170,299
HSBC Holdings PLC	656,041	4,079,882
ICAP PLC	23,327	158,658
IMI PLC	10,620	145,056
Imperial Brands PLC	32,270	1,786,696
Inmarsat PLC	15,909	224,411
InterContinental Hotels Group PLC	7,455	306,745
International Consolidated Airlines Group SA	27,874	221,791
Intertek Group PLC	5,765	261,758
Intu Properties PLC	32,358	145,089
ITV PLC	123,778	427,716
J Sainsbury PLC	44,909	177,960
Johnson Matthey PLC	7,014	275,723
Kingfisher PLC	80,214	432,640
Land Securities Group PLC	25,441	401,141
Legal & General Group PLC	194,317	654,741
Liberty Global PLC LiLAC, Class A (I)	51	1,788
Liberty Global PLC LiLAC, Class C (I)	125	4,735
Liberty Global PLC, Series A (I)	1,021	39,309
Liberty Global PLC, Series C (I)	2,519	94,614
Lloyds Banking Group PLC	1,891,061	1,841,885
London Stock Exchange Group PLC	10,826	437,317
Marks & Spencer Group PLC	60,423	352,105
Meggitt PLC	29,631	172,736
Merlin Entertainments PLC (S)	24,601	163,559
National Grid PLC	126,205	1,785,715
Next PLC	4,920	381,011
Old Mutual PLC	171,915	474,850
Pearson PLC	30,043	376,514
Persimmon PLC	11,241	335,894
Petrofac, Ltd.	10,236	135,088
Provident Financial PLC	5,041	214,247
Prudential PLC	85,111	1,583,780
Reckitt Benckiser Group PLC	21,545	2,078,152
RELX NV	34,121	594,885
RELX PLC	38,312	710,726
Rexam PLC	25,267	229,678
Rio Tinto PLC	42,458	1,190,123
Rio Tinto, Ltd.	13,647	444,364
Rolls-Royce Holdings PLC (I)	63,119	616,880
Royal Bank of Scotland Group PLC (I)	113,690	362,523
Royal Mail PLC	28,114	193,862
RSA Insurance Group PLC	36,872	251,279
SABMiller PLC	32,692	1,996,751
Schroders PLC	4,282	164,619
Segro PLC	27,833	163,716
Severn Trent PLC	8,842	275,437
Sky PLC	36,284	533,175
Smith & Nephew PLC	30,850	507,566
Smiths Group PLC	15,034	231,826
Sports Direct International PLC (I)	9,639	52,285
SSE PLC	34,062	728,934
St. James’s Place PLC	17,965	236,209
Standard Chartered PLC	113,290	766,179
Standard Life PLC	70,816	361,117
Tate & Lyle PLC	18,516	153,461
Taylor Wimpey PLC	113,396	309,045
Tesco PLC (I)	277,781	762,919
The British Land Company PLC	35,305	354,388
The Sage Group PLC	34,153	307,936
The Weir Group PLC	7,289	115,815
Travis Perkins PLC	9,089	238,093
Unilever NV	54,010	2,428,227
Unilever PLC	43,242	1,949,894
United Utilities Group PLC	23,943	316,934
Vodafone Group PLC	892,134	2,834,887
Whitbread PLC	5,837	331,343
William Hill PLC	32,018	149,802
WM Morrison Supermarkets PLC	81,859	233,123
Worldpay Group PLC (I)(S)	36,795	144,963
WPP PLC	44,426	1,034,035
		70,295,066
TOTAL COMMON STOCKS (Cost $490,324,704)		$553,706,191

PREFERRED SECURITIES - 1.0%
Brazil - 0.5%
Banco Bradesco SA	90,729	683,057

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Brazil (continued)
Braskem SA, A Shares	4,100	$26,694
Centrais Eletricas Brasileiras SA, B Shares	4,300	12,557
Cia Brasileira de Distribuicao	2,538	35,187
Cia Energetica de Minas Gerais	26,542	59,718
Cia Energetica de Sao Paulo, B Shares	6,883	30,360
Cia Paranaense de Energia, B Shares	4,400	35,059
Gerdau SA	31,800	57,663
Itau Unibanco Holding SA	109,142	947,345
Itausa - Investimentos Itau SA	129,632	294,549
Lojas Americanas SA	23,484	108,549
Petroleo Brasileiro SA (I)	150,651	349,849
Telefonica Brasil SA	6,552	82,436
Vale SA	71,900	227,559
		2,950,582
Germany - 0.3%
Bayerische Motoren Werke AG	1,808	144,340
Fuchs Petrolub SE	1,965	87,559
Henkel AG & Company KGaA	6,051	665,658
Porsche Automobil Holding SE	5,618	290,366
Volkswagen AG	6,364	807,767
		1,995,690
South Korea - 0.2%
Hyundai Motor Company	705	64,062
Hyundai Motor Company	1,197	110,947
LG Chem, Ltd.	162	32,266
Samsung Electronics Company, Ltd.	706	683,534
		890,809
Spain - 0.0%
Grifols SA, Class B	854	13,224
TOTAL PREFERRED SECURITIES (Cost $7,705,220)		$5,850,305

SECURITIES LENDING COLLATERAL - 1.5%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	855,533	8,560,722
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,560,127)		$8,560,722

SHORT-TERM INVESTMENTS - 1.0%
Money market funds - 1.0%
AIM Short-Term Investments Trust, STIC
Prime Portfolio, Institutional
Class, 0.3400% (Y)	5,487,423	$5,487,423
TOTAL SHORT-TERM INVESTMENTS (Cost $5,487,423)		$5,487,423
Total Investments (International Equity Index Trust B)
(Cost $512,077,474) - 99.9%		$573,604,641
Other assets and liabilities, net - 0.1%		487,302
TOTAL NET ASSETS - 100.0%		$574,091,943

International Growth Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.6%
Australia - 4.1%
Amcor, Ltd.	843,665	$9,264,314
Aurizon Holdings, Ltd.	183,853	558,679
Brambles, Ltd.	343,845	3,185,439
CSL, Ltd.	52,314	4,065,385
		17,073,817
Belgium - 1.4%
Anheuser-Busch InBev NV	45,101	5,603,217
Brazil - 2.1%
BM&FBovespa SA	1,483,134	6,343,944
BRF SA	162,446	2,318,108
		8,662,052
Canada - 8.2%
Canadian National Railway Company	61,315	3,831,627
Cenovus Energy, Inc.	235,466	3,064,004
CGI Group, Inc., Class A (I)	237,324	11,342,214
Fairfax Financial Holdings, Ltd.	9,526	5,332,873
Great-West Lifeco, Inc.	121,056	3,331,312
Suncor Energy, Inc.	250,468	6,975,498
		33,877,528
China - 2.9%
Baidu, Inc., ADR (I)	39,713	7,580,417
Great Wall Motor Company, Ltd., H Shares	2,792,500	2,267,665
Industrial & Commercial Bank of China, Ltd.,
H Shares	4,005,000	2,243,497
		12,091,579
Denmark - 2.7%
Carlsberg A/S, B Shares	80,632	7,666,926
Novo Nordisk A/S, B Shares	62,157	3,366,025
		11,032,951
France - 3.2%
Publicis Groupe SA	120,203	8,428,781
Schneider Electric SE	73,838	4,653,317
		13,082,098
Germany - 8.2%
Allianz SE	39,107	6,351,190
Deutsche Boerse AG	105,297	8,965,428
Deutsche Post AG	137,978	3,829,433
ProSiebenSat.1 Media SE	129,203	6,632,633
SAP SE	100,360	8,075,826
		33,854,510
Hong Kong - 3.5%
CK Hutchison Holdings, Ltd.	691,968	8,990,078
Galaxy Entertainment Group, Ltd.	1,411,000	5,297,169
		14,287,247
Israel - 2.5%
Teva Pharmaceutical Industries, Ltd., ADR	192,981	10,326,413
Japan - 7.4%
Denso Corp.	60,500	2,428,504
FANUC Corp.	20,400	3,159,319
Japan Tobacco, Inc.	180,500	7,512,889
Keyence Corp.	5,400	2,945,010
Komatsu, Ltd.	202,500	3,442,691
Toyota Motor Corp.	55,000	2,916,947
Yahoo Japan Corp.	1,919,200	8,168,567
		30,573,927
Mexico - 2.4%
Fomento Economico Mexicano SAB
de CV, ADR	39,668	3,820,425

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Televisa SAB, ADR	217,101	$5,961,593
		9,782,018
Netherlands - 1.4%
Royal Dutch Shell PLC, B Shares	232,180	5,650,030
Singapore - 3.4%
Broadcom, Ltd.	57,129	8,826,431
United Overseas Bank, Ltd.	356,200	4,982,525
		13,808,956
South Korea - 0.6%
Samsung Electronics Company, Ltd.	2,279	2,615,397
Spain - 1.2%
Amadeus IT Holding SA, A Shares	116,882	4,998,344
Sweden - 4.6%
Getinge AB, B Shares	166,740	3,835,758
Investor AB, B Shares	203,504	7,193,702
Sandvik AB	218,806	2,259,819
Telefonaktiebolaget LM Ericsson, B Shares	568,466	5,691,883
		18,981,162
Switzerland - 7.3%
Cie Financiere Richemont SA	57,506	3,798,299
Julius Baer Group, Ltd. (I)	124,871	5,351,590
Novartis AG	34,093	2,466,695
Roche Holding AG	30,645	7,524,582
Syngenta AG	11,293	4,683,171
UBS Group AG	396,831	6,383,438
		30,207,775
Taiwan - 2.2%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,837,000	9,162,651
Thailand - 1.4%
Kasikornbank PCL, NVDR	1,146,700	5,630,765
Turkey - 1.0%
Akbank TAS	1,494,213	4,256,099
United Kingdom - 20.9%
Aberdeen Asset Management PLC	754,289	2,994,190
British American Tobacco PLC	179,323	10,486,049
Compass Group PLC	427,707	7,539,760
Informa PLC	442,831	4,406,875
Kingfisher PLC	1,217,368	6,565,967
Lloyds Banking Group PLC	4,363,779	4,250,302
Next PLC	38,675	2,995,042
RELX PLC	638,337	11,841,797
Sky PLC	915,122	13,447,264
Smith & Nephew PLC	364,048	5,989,572
Unilever NV	119,841	5,387,913
WPP PLC	448,628	10,442,016
		86,346,747
TOTAL COMMON STOCKS (Cost $333,838,216)		$381,905,283

SHORT-TERM INVESTMENTS - 6.2%
Money market funds - 6.2%
Fidelity Institutional Money Market
Government Portfolio, 0.2214% (Y)	25,525,478	$25,525,477
TOTAL SHORT-TERM INVESTMENTS (Cost $25,525,474)		$25,525,477
Total Investments (International Growth Stock Trust)
(Cost $359,363,690) - 98.8%		$407,430,760
Other assets and liabilities, net - 1.2%		4,832,791
TOTAL NET ASSETS - 100.0%		$412,263,551

International Small Company Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.3%
Australia - 7.0%
Acrux, Ltd.	11,121	$5,117
Adelaide Brighton, Ltd.	30,493	118,355
AED Oil, Ltd. (I)	17,758	0
Ainsworth Game Technology, Ltd.	10,192	18,209
Alkane Resources, Ltd. (I)	4,753	764
ALS, Ltd.	9,183	28,066
Altium, Ltd.	4,532	20,474
Alumina, Ltd.	53,885	53,605
Ansell, Ltd.	7,661	101,258
AP Eagers, Ltd.	2,176	16,264
APN News & Media, Ltd. (I)	69,611	34,620
ARB Corp., Ltd.	5,909	67,979
Arrium, Ltd. (I)	200,392	3,388
ASG Group, Ltd. (I)	16,688	14,176
AUB Group, Ltd.	4,308	27,140
Ausdrill, Ltd.	16,467	6,099
Austal, Ltd.	23,155	27,826
Australian Agricultural Company, Ltd. (I)	37,405	37,217
Australian Pharmaceutical Industries, Ltd.	14,352	21,472
Auswide Bank, Ltd.	607	2,352
Automotive Holdings Group, Ltd.	18,005	56,460
AWE, Ltd. (I)	36,008	18,706
Bank of Queensland, Ltd.	921	8,539
Beach Energy, Ltd.	182,646	91,889
Bega Cheese, Ltd.	5,704	25,754
Bendigo & Adelaide Bank, Ltd.	1,557	10,567
Billabong International, Ltd. (I)	4,296	6,059
Blackmores, Ltd.	1,465	198,880
BlueScope Steel, Ltd.	19,973	94,457
Boral, Ltd.	16,324	77,213
Bradken, Ltd.	10,103	4,679
Breville Group, Ltd.	7,320	43,847
Brickworks, Ltd.	1,798	21,817
Broadspectrum, Ltd. (I)	42,615	38,657
BT Investment Management, Ltd.	5,975	44,364
Cabcharge Australia, Ltd.	9,047	22,455
Cardno, Ltd.	7,798	6,655
Carnarvon Petroleum, Ltd. (I)	56,316	3,455
carsales.com, Ltd.	9,128	82,178
Cash Converters International, Ltd.	14,501	5,943
Cedar Woods Properties, Ltd.	2,505	8,727
Challenger, Ltd.	20,907	134,166
Cleanaway Waste Management, Ltd.	84,321	49,667
Coal of Africa, Ltd. (I)	28,467	655
Compass Resources, Ltd. (I)	15,577	0

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Corporate Travel Management, Ltd.	2,502	$25,705
CSG, Ltd.	25,624	24,378
CSR, Ltd.	40,665	102,597
CuDeco, Ltd. (I)	8,580	7,268
Data#3, Ltd.	9,073	7,772
Decmil Group, Ltd.	2,109	1,243
Domino’s Pizza Enterprises, Ltd.	4,094	180,199
Downer EDI, Ltd.	31,360	92,268
DuluxGroup, Ltd.	25,567	122,882
DWS, Ltd.	12,684	10,904
Elders, Ltd. (I)	4,852	14,566
Energy Resources of Australia, Ltd. (I)	12,909	3,455
Energy World Corp., Ltd. (I)	75,962	13,963
ERM Power, Ltd.	7,077	7,760
Event Hospitality and Entertainment, Ltd.	8,898	103,782
Evolution Mining, Ltd.	36,587	42,093
Fairfax Media, Ltd.	171,716	113,010
Fantastic Holdings, Ltd.	4,687	6,722
Finbar Group, Ltd.	8,370	5,835
Fleetwood Corp., Ltd. (I)	5,216	5,033
FlexiGroup, Ltd.	20,305	38,514
Flight Centre Travel Group, Ltd.	471	15,600
G8 Education, Ltd.	17,385	50,201
GrainCorp, Ltd., Class A	13,614	78,584
Grange Resources, Ltd.	101,992	6,652
Greencross, Ltd.	5,654	32,418
GUD Holdings, Ltd.	8,928	47,547
GWA Group, Ltd.	22,398	38,773
Hansen Technologies, Ltd.	7,995	23,254
Harvey Norman Holdings, Ltd.	16,485	59,303
Healthscope, Ltd.	20,574	41,864
Hills, Ltd.	29,039	4,445
Horizon Oil, Ltd. (I)	103,008	5,821
Iluka Resources, Ltd.	25,991	130,316
Imdex, Ltd. (I)	15,820	2,599
IMF Bentham, Ltd.	11,295	11,585
Independence Group NL	21,877	47,286
Infigen Energy (I)	81,696	40,660
Infomedia, Ltd.	15,337	6,807
International Ferro Metals, Ltd. (I)	24,339	315
InvoCare, Ltd.	6,652	64,011
IOOF Holdings, Ltd.	18,395	124,636
IRESS, Ltd.	10,359	91,941
JB Hi-Fi, Ltd.	8,524	153,921
Karoon Gas Australia, Ltd. (I)	6,513	6,243
Kingsgate Consolidated, Ltd. (I)	11,120	2,576
MACA, Ltd.	4,396	3,055
Macmahon Holdings, Ltd. (I)	112,440	9,492
Macquarie Atlas Roads Group	21,605	79,441
Magellan Financial Group, Ltd.	7,067	122,343
Mayne Pharma Group, Ltd. (I)	16,445	18,955
McMillan Shakespeare, Ltd.	5,664	54,088
McPherson’s, Ltd.	7,978	5,035
Medusa Mining, Ltd. (I)	8,127	4,831
Metals X, Ltd.	35,107	25,158
Metcash, Ltd. (I)(L)	66,572	88,611
Mincor Resources NL	19,890	3,349
Mineral Resources, Ltd.	9,687	44,482
MMA Offshore, Ltd.	23,329	6,970
Monadelphous Group, Ltd.	7,434	40,507
Mortgage Choice, Ltd.	6,422	8,631
Mount Gibson Iron, Ltd. (I)	62,063	9,480
Myer Holdings, Ltd.	63,302	57,006
Navitas, Ltd.	12,119	47,134
New Hope Corp., Ltd	6,039	6,047
nib Holdings, Ltd.	31,708	95,037
Northern Star Resources, Ltd.	42,401	110,601
Nufarm, Ltd.	14,896	85,552
OceanaGold Corp.	21,200	58,274
Orora, Ltd.	43,184	82,660
OZ Minerals, Ltd.	18,232	69,812
OzForex Group, Ltd.	14,134	21,801
Pacific Brands, Ltd.	68,225	53,864
Paladin Resources, Ltd. (I)	118,845	21,811
Panoramic Resources, Ltd.	26,277	2,220
Peet, Ltd.	13,800	10,428
Perpetual, Ltd.	3,182	105,901
Perseus Mining, Ltd. (I)	34,213	10,344
Platinum Asset Mangement, Ltd.	8,057	39,172
PMP, Ltd.	32,750	13,146
Premier Investments, Ltd.	6,565	85,041
Primary Health Care, Ltd.	44,046	126,182
Prime Media Group, Ltd.	17,812	4,897
Programmed Maintenance Services, Ltd.	19,345	21,930
Qube Holdings, Ltd.	26,676	48,219
RCR Tomlinson, Ltd.	10,520	11,131
Reckon, Ltd.	11,034	13,634
Regis Resources, Ltd.	20,593	38,177
Resolute Mining, Ltd. (I)	37,931	15,531
Retail Food Group, Ltd.	8,388	33,112
Ridley Corp., Ltd.	19,156	19,339
SAI Global, Ltd.	19,386	56,004
Sandfire Resources NL	8,888	38,780
Saracen Mineral Holdings, Ltd. (I)	53,338	39,403
SEEK, Ltd.	2,449	30,403
Select Harvests, Ltd.	4,873	15,392
Senex Energy, Ltd. (I)	87,382	20,519
Servcorp, Ltd.	5,074	26,648
Seven Group Holdings, Ltd.	7,850	32,809
Seven West Media, Ltd.	40,846	32,227
Sigma Pharmaceuticals, Ltd.	117,089	95,147
Silex Systems, Ltd. (I)	1,955	793
Silver Lake Resources, Ltd. (I)	29,625	6,990
Sirtex Medical, Ltd.	4,444	98,468
Slater & Gordon, Ltd.	17,919	3,563
SMS Management & Technology, Ltd.	8,079	11,446
Southern Cross Media Group, Ltd.	51,441	43,794
Spark Infrastructure Group	117,770	186,858
Specialty Fashion Group, Ltd. (I)	12,034	5,994
St. Barbara, Ltd. (I)	33,049	50,364
Steadfast Group, Ltd.	11,756	16,130
STW Communications Group, Ltd.	25,254	19,331
Sundance Resources, Ltd. (I)	164,268	440
Super Retail Group, Ltd.	12,026	78,798
Tabcorp Holdings, Ltd.	39,373	129,111
Tassal Group, Ltd.	12,045	35,255
Technology One, Ltd.	18,112	66,149
Ten Network Holdings, Ltd. (I)	12,932	9,862
TFS Corp., Ltd.	19,836	25,634
The Prime Retirement & Aged
Care Property Trust (I)	14,396	0
The Reject Shop, Ltd.	2,561	27,475
The Star Entertainment Group, Ltd.	37,603	163,539
Tiger Resources, Ltd. (I)	92,816	3,414
Tox Free Solutions, Ltd.	9,372	21,971
Treasury Wine Estates, Ltd.	8,032	59,308

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Troy Resources, Ltd. (I)	11,840	$4,905
UGL, Ltd.	12,337	29,257
Village Roadshow, Ltd.	8,167	32,381
Virgin Australia Holdings, Ltd. (I)	221,832	62,052
Virgin Australia Holdings, Ltd. (I)	359,466	1,378
Virtus Health, Ltd.	2,849	13,644
Vocus Communications, Ltd.	27,318	174,270
Watpac, Ltd.	11,170	7,607
Webjet, Ltd.	7,994	38,850
Western Areas, Ltd.	16,601	27,591
Whitehaven Coal, Ltd. (I)	54,148	27,150
WorleyParsons, Ltd.	10,012	41,357
		7,422,369
Austria - 1.3%
AMAG Austria Metall AG (S)	304	10,713
ams AG	4,783	163,910
ANDRITZ AG	951	52,100
Austria Technologie & Systemtechnik AG	1,376	20,144
BUWOG AG (I)	1,984	42,539
CA Immobilien Anlagen AG (I)	2,372	46,564
Conwert Immobilien Invest SE	4,312	69,081
DO & CO AG	303	36,516
EVN AG	1,566	17,980
Flughafen Wien AG	365	39,831
Kapsch TrafficCom AG	191	6,465
Lenzing AG	504	39,857
Mayr Melnhof Karton AG	713	85,486
Oesterreichische Post AG	3,023	122,759
Palfinger AG	1,137	32,631
Porr AG	356	10,107
Raiffeisen Bank International AG (I)	4,676	70,669
RHI AG	2,979	58,138
Rosenbauer International AG	174	11,277
S IMMO AG (I)	3,364	31,136
Schoeller-Bleckmann Oilfield Equipment AG	1,079	65,622
Semperit AG Holding	822	31,773
Strabag SE	893	26,953
Telekom Austria AG	1,309	8,046
UNIQA Insurance Group AG	3,130	21,964
Wienerberger AG	9,071	174,194
Zumtobel Group AG	2,545	42,494
		1,338,949
Belgium - 1.7%
Ablynx NV (I)	1,954	28,073
Ackermans & van Haaren NV	1,818	257,605
AGFA-Gevaert NV (I)	16,974	75,523
Banque Nationale de Belgique	12	41,754
Barco NV	967	69,656
Bekaert SA	276	11,197
bpost SA	1,096	30,416
Cie d’Entreprises CFE	687	65,009
Cie Immobiliere de Belgique SA	47	2,171
D’Ieteren SA	2,196	92,325
Deceuninck NV	7,720	20,575
Econocom Group SA (I)	4,944	51,137
Elia System Operator SA	2,673	132,852
Euronav NV	3,068	31,347
EVS Broadcast Equipment SA	811	29,961
Exmar NV	1,567	13,131
Fagron	1,839	12,095
Galapagos NV (I)	2,443	102,380
Gimv NV	23	1,269
Ion Beam Applications	1,305	55,276
Kinepolis Group NV	1,085	46,987
Lotus Bakeries	9	17,712
Melexis NV	1,616	87,726
Mobistar SA (I)	2,358	52,728
Nyrstar NV (I)(L)	55,148	42,541
Ontex Group NV	939	30,751
Recticel SA	2,296	15,130
Rezidor Hotel Group AB	8,485	40,095
Sipef SA	356	19,348
Tessenderlo Chemie NV (I)	2,049	77,703
ThromboGenics NV (I)	1,612	6,345
Umicore SA	4,011	199,107
Van de Velde NV	556	38,641
Viohalco SA (I)	7,173	9,033
		1,807,599
Bermuda - 0.2%
Frontline, Ltd.	694	5,859
Hiscox, Ltd.	16,221	225,408
		231,267
Cambodia - 0.1%
NagaCorp, Ltd.	104,000	66,645
Canada - 7.2%
5N Plus, Inc. (I)	3,515	5,007
Absolute Software Corp.	3,900	18,858
Advantage Oil & Gas, Ltd. (I)	11,500	63,134
Aecon Group, Inc.	5,300	65,824
Ag Growth International, Inc.	1,100	29,424
AGF Management, Ltd., Class B	6,598	26,113
AGT Food & Ingredients, Inc.	1,218	35,590
Aimia, Inc.	2,177	14,164
AirBoss of America Corp.	1,500	17,763
AKITA Drilling, Ltd., Class A	700	3,827
Alamos Gold, Inc., Class A	17,348	91,899
Alaris Royalty Corp.	781	16,838
Algonquin Power & Utilities Corp.	14,667	122,757
Alterra Power Corp. (I)	15,708	5,322
Altius Minerals Corp.	3,100	27,640
Altus Group, Ltd.	1,118	17,879
Asanko Gold, Inc. (I)	6,600	14,026
ATS Automation Tooling Systems, Inc. (I)	5,847	47,676
AuRico Metals, Inc. (I)	7,628	4,405
AutoCanada, Inc.	785	11,013
Avigilon Corp. (I)	2,600	30,129
B2Gold Corp. (I)	45,756	76,099
Badger Daylighting, Ltd.	2,322	39,315
Bankers Petroleum, Ltd. (I)	23,800	33,719
Bellatrix Exploration, Ltd. (I)	9,897	10,059
Birch Mountain Resources, Ltd. (I)	9,200	1
Birchcliff Energy, Ltd. (I)	9,700	39,510
Bird Construction, Inc.	495	4,223
Black Diamond Group, Ltd.	2,750	8,978
BlackPearl Resources, Inc. (I)	24,200	12,112
BMTC Group, Inc.	500	5,390
Bonavista Energy Corp.	1,069	2,157
Bonterra Energy Corp.	2,200	35,844
Boralex, Inc., Class A	1,600	19,834
Boulder Energy, Ltd. (I)	1,162	2,299
BRP, Inc. (I)	1,500	22,441
Calfrac Well Services, Ltd.	6,414	6,716
Canaccord Genuity Group, Inc.	6,371	19,671
Canacol Energy, Ltd. (I)	7,565	19,863

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Canadian Energy Services & Technology Corp.	13,646	$33,517
Canadian Western Bank	3,600	66,941
Canam Group, Inc.	2,800	27,660
Canexus Corp.	4,363	4,334
Canfor Corp. (I)	5,300	72,843
Canfor Pulp Products, Inc.	2,715	25,065
Canyon Services Group, Inc.	5,968	16,910
Capital Power Corp.	6,627	91,847
Capstone Infrastructure Corp.	7,754	29,016
Capstone Mining Corp. (I)	29,467	11,798
Cascades, Inc.	7,423	48,982
Celestica, Inc. (I)	1,319	14,482
Centerra Gold, Inc.	13,742	63,803
Cequence Energy, Ltd. (I)	2,335	539
Chinook Energy, Inc. (I)	3,544	1,555
Cineplex, Inc.	2,800	109,025
Claude Resources, Inc. (I)	10,900	10,910
Clearwater Seafoods, Inc.	1,500	14,772
Cogeco, Inc.	545	23,877
Colliers International Group, Inc. (I)	2,300	87,148
Computer Modelling Group, Ltd.	5,720	44,659
Copper Mountain Mining Corp. (I)	8,800	3,456
Corridor Resources, Inc. (I)	4,930	2,126
Corus Entertainment, Inc., B Shares	6,604	59,798
Cott Corp.	8,900	123,692
Crew Energy, Inc. (I)	11,300	33,498
Delphi Energy Corp. (I)	20,245	15,276
Denison Mines Corp. (I)(L)	33,028	18,564
Detour Gold Corp. (I)	7,501	118,110
DirectCash Payments, Inc.	500	4,731
Dominion Diamond Corp.	7,361	81,616
Dorel Industries, Inc., Class B	2,700	60,497
Dundee Precious Metals, Inc. (I)	8,500	13,744
Enbridge Income Fund Holdings, Inc.	2,092	47,679
Endeavour Mining Corp. (I)	3,183	27,033
Endeavour Silver Corp. (I)	9,243	22,703
EnerCare, Inc.	3,602	42,295
Enerflex, Ltd.	4,700	36,949
Energy Fuels, Inc. (I)	730	1,619
Enghouse Systems, Ltd.	1,100	44,542
Ensign Energy Services, Inc.	9,500	43,742
Epsilon Energy, Ltd. (I)	3,000	7,623
Equitable Group, Inc.	653	25,522
Essential Energy Services, Ltd.	7,268	3,638
Evertz Technologies, Ltd.	1,712	22,541
exactEarth, Ltd. (I)	1,741	3,713
Exco Technologies, Ltd.	1,500	17,324
Exeter Resource Corp. (I)	230	128
Extendicare, Inc.	6,230	45,139
Fiera Capital Corp.	1,035	10,758
Firm Capital Mortgage Investment Corp.	1,100	10,934
First Majestic Silver Corp. (I)	8,662	56,157
First National Financial Corp.	700	13,938
FirstService Corp.	2,300	94,462
Fortuna Silver Mines, Inc. (I)	8,670	33,779
Gamehost, Inc.	100	728
Genworth MI Canada, Inc.	953	22,461
Gibson Energy, Inc.	7,398	97,975
Glacier Media, Inc.	6,100	3,288
Gluskin Sheff + Associates, Inc.	2,500	35,457
GMP Capital, Inc.	3,026	10,951
goeasy, Ltd.	46	686
Golden Star Resources, Ltd. (I)(L)	27,300	12,402
Gran Tierra Energy, Inc. (I)	19,353	48,280
Granite Oil Corp. (I)	1,167	5,832
Great Canadian Gaming Corp. (I)	3,900	55,884
Great Panther Silver, Ltd. (I)	14,100	13,462
Guyana Goldfields, Inc. (I)	6,600	23,021
Hanfeng Evergreen, Inc. (I)	200	1
Heroux-Devtek, Inc. (I)	1,600	16,865
High Liner Foods, Inc.	1,773	20,477
Home Capital Group, Inc.	679	18,330
Horizon North Logistics, Inc.	8,109	7,680
HudBay Minerals, Inc.	18,257	66,913
IAMGOLD Corp. (I)	24,428	53,793
IMAX Corp. (I)	1,202	37,370
Imperial Metals Corp. (I)	4,600	14,770
Innergex Renewable Energy, Inc.	7,256	78,831
Interfor Corp. (I)	4,720	52,224
International Tower Hill Mines, Ltd. (I)	2,300	708
Intertape Polymer Group, Inc.	4,500	64,481
Just Energy Group, Inc. (L)	11,140	66,218
K-Bro Linen, Inc.	600	20,489
KAB Distribution, Inc. (I)	7,076	1
Kelt Exploration, Ltd. (I)	1,454	4,433
Killam Apartment Real Estate Investment Trust	4,876	43,964
Kingsway Financial Services, Inc. (I)	425	1,983
Kirkland Lake Gold, Inc. (I)	9,062	58,401
Knight Therapeutics, Inc. (I)	1,000	6,083
Lake Shore Gold Corp. (I)	40,100	58,355
Laurentian Bank of Canada	2,914	106,800
Leon’s Furniture, Ltd.	2,083	23,256
Lightstream Resources, Ltd. (I)	12,560	3,336
Liquor Stores N.A., Ltd.	1,500	9,170
Long Run Exploration, Ltd.	6,886	2,571
Lucara Diamond Corp.	19,784	42,043
MacDonald Dettwiler & Associates, Ltd.	683	43,386
Major Drilling Group International, Inc.	6,800	32,986
Mandalay Resources Corp.	9,500	6,510
Manitoba Telecom Services, Inc.	2,120	52,708
Maple Leaf Foods, Inc.	5,183	108,349
Martinrea International, Inc.	7,093	56,034
Medical Facilities Corp.	2,104	25,548
Mitel Networks Corp. (I)	7,200	58,931
Morneau Shepell, Inc.	3,098	41,100
MTY Food Group, Inc.	1,000	26,579
Mullen Group, Ltd.	6,082	67,388
Nautilus Minerals, Inc. (I)	24,663	2,848
Nevsun Resources, Ltd.	10,158	32,850
New Flyer Industries, Inc.	2,279	58,609
New Gold, Inc (I)	11,200	41,825
Newalta Corp.	4,200	6,274
Norbord, Inc.	1,572	31,277
Northland Power, Inc.	6,966	114,889
NuVista Energy, Ltd. (I)	10,105	38,125
Osisko Gold Royalties, Ltd.	395	4,218
Painted Pony Petroleum, Ltd. (I)	7,448	24,487
Pan American Silver Corp.	5,400	58,709
Parex Resources, Inc. (I)	8,116	68,427
Parkland Fuel Corp.	4,934	81,261
Pason Systems, Inc.	5,200	66,064
Penn West Petroleum, Ltd.	3,746	3,461
PHX Energy Services Corp.	1,500	2,379
Pizza Pizza Royalty Corp.	229	2,439
Platinum Group Metals, Ltd. (I)	500	1,894
Polymet Mining Corp. (I)	11,854	9,675

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Precision Drilling Corp.	7,720	$32,336
Premium Brands Holdings Corp.	1,400	59,083
Primero Mining Corp. (I)	8,118	14,751
Pulse Seismic, Inc.	2,882	5,059
QLT, Inc. (I)	100	194
Questerre Energy Corp., Class A (I)	19,444	2,695
Reitmans Canada, Ltd., Class A	3,200	9,979
Richelieu Hardware, Ltd.	5,400	93,759
Richmont Mines, Inc. (I)	2,000	11,272
RMP Energy, Inc. (I)	10,900	12,002
Rocky Mountain Dealerships, Inc.	100	451
Rogers Sugar, Inc.	4,174	16,551
RONA, Inc.	10,209	186,061
Russel Metals, Inc.	4,789	72,937
Sabina Gold & Silver Corp. (I)	2,375	1,682
Sandstorm Gold, Ltd. (I)	9,631	31,516
Sandvine Corp.	11,600	24,830
Savanna Energy Services Corp. (I)	5,561	5,780
Secure Energy Services, Inc.	8,754	55,608
SEMAFO, Inc. (I)	19,490	69,481
ShawCor, Ltd.	1,073	23,323
Sherritt International Corp.	33,600	20,956
Sienna Senior Living, Inc.	1,555	19,887
Sierra Wireless, Inc. (I)	2,100	30,544
Silver Standard Resources, Inc. (I)	7,745	43,116
Sprott Resource Corp. (I)	9,300	3,437
Sprott, Inc.	9,900	19,362
Stantec, Inc.	422	10,723
Stella-Jones, Inc.	2,800	100,250
Stuart Olson Inc	1,600	8,439
Student Transportation, Inc.	5,290	26,924
SunOpta, Inc. (I)	5,308	23,705
Superior Plus Corp. (L)	9,057	64,436
Surge Energy, Inc.	16,100	25,537
Taseko Mines, Ltd. (I)	16,100	8,926
Tembec, Inc. (I)	3,200	2,218
Teranga Gold Corp. (I)	19,500	10,961
Teranga Gold Corp. (I)	12,432	6,617
The Descartes Systems Group, Inc. (I)	6,000	116,789
The North West Company, Inc.	3,683	82,011
Timmins Gold Corp. (I)	6,378	1,449
TLC Vision Corp. (I)	3,400	8
TORC Oil & Gas, Ltd.	5,080	30,196
Toromont Industries, Ltd.	5,568	147,094
Torstar Corp., Class B	6,800	8,063
Total Energy Services, Inc.	3,609	33,346
TransAlta Corp.	16,304	75,824
TransAlta Renewables, Inc.	2,998	29,201
Transcontinental, Inc., Class A	5,983	94,807
TransForce, Inc.	5,885	101,183
TransGlobe Energy Corp.	5,600	9,357
Trican Well Service, Ltd. (I)	10,563	9,679
Trinidad Drilling, Ltd.	17,619	21,977
Uni-Select, Inc.	1,432	61,690
Valener, Inc.	1,589	25,045
Vecima Networks, Inc.	479	4,289
Wajax Corp.	1,300	17,487
Wesdome Gold Mines, Ltd. (I)	8,000	10,410
Western Energy Services Corp.	3,316	6,409
Western Forest Products, Inc.	25,850	45,978
Westshore Terminals Investment Corp.	4,189	56,025
Whistler Blackcomb Holdings, Inc.	1,860	38,324
Wi-LAN, Inc.	9,800	22,335
Winpak, Ltd.	1,977	76,142
Xtreme Drilling and Coil Services Corp. (I)	3,452	4,093
Yellow Pages, Ltd. (I)	200	3,188
ZCL Composites, Inc.	3,500	22,179
Zenith Epigenetics Corp. (I)	1,700	563
		7,664,260
China - 0.1%
Bund Center Investment, Ltd.	152,000	20,317
China Gold
International Resources Corp., Ltd. (I)	12,500	20,885
FIH Mobile, Ltd.	40,000	17,841
		59,043
Cyprus - 0.0%
Songa Offshore (I)	30,800	1,226
Denmark - 2.2%
ALK-Abello A/S	491	72,083
Alm Brand A/S	7,955	58,258
Amagerbanken A/S (I)	25,580	0
Ambu A/S, Class B	1,232	43,615
Bang & Olufsen A/S (I)	3,937	42,654
Bavarian Nordic A/S (I)	2,241	83,637
D/S Norden A/S (I)(L)	2,246	32,712
Dfds A/S	2,755	100,149
FLSmidth & Company A/S (L)	2,430	101,763
Genmab A/S (I)	2,251	311,492
GN Store Nord A/S	7,647	159,658
IC Group A/S	807	26,137
Jyske Bank A/S	2,238	100,883
Lan & Spar Bank A/S	225	13,587
NKT Holding A/S	2,489	143,494
PER Aarsleff A/S, Class B	1,380	37,882
Ringkjoebing Landbobank A/S	386	81,336
Rockwool International A/S, B Shares	501	79,571
Royal Unibrew A/S	3,390	163,477
Santa Fe Group A/S (I)	800	7,624
Schouw & Company A/S	1,093	68,192
SimCorp A/S	2,989	137,781
Solar A/S, B Shares	603	30,677
Spar Nord Bank A/S	8,852	84,430
Sydbank A/S	4,294	122,948
Topdanmark A/S (I)	5,572	141,568
Tryg A/S	2,099	40,651
United International Enterprises	65	9,777
Vestjysk Bank A/S (I)	155	214
William Demant Holdings A/S (I)	654	65,688
		2,361,938
Faroe Islands - 0.1%
Bakkafrost P/F	2,180	84,357
Finland - 2.6%
Ahlstrom OYJ	63	573
Alma Media OYJ (I)	4,110	15,895
Amer Sports OYJ	8,604	249,771
Apetit OYJ	696	10,657
Atria OYJ	1,021	10,159
BasWare OYJ	538	23,419
Cargotec OYJ, B Shares	3,898	125,733
Caverion Corp.	7,780	75,225
Citycon OYJ	11,833	29,809
Cramo OYJ	2,993	61,564
Elisa OYJ (L)	6,236	242,152
F-Secure OYJ	7,159	21,409

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Finnair OYJ (I)	3,281	$20,356
Fiskars OYJ ABP	3,244	63,744
HKScan OYJ, A Shares	316	1,169
Huhtamaki OYJ	6,248	231,658
Ilkka-Yhtyma OYJ	1,535	3,599
Kemira OYJ (L)	8,272	92,196
Kesko OYJ, A Shares	263	11,056
Kesko OYJ, B Shares	3,706	163,531
Konecranes OYJ (L)	3,959	94,376
Lassila & Tikanoja OYJ	1,447	26,325
Metsa Board OYJ	20,354	136,059
Metso OYJ (L)	3,447	82,149
Nokian Renkaat OYJ	5,661	199,724
Olvi OYJ, A Shares	1,172	33,462
Oriola-KD OYJ, B Shares	9,290	45,749
Orion OYJ, Class A	1,677	55,032
Orion OYJ, Class B (L)	3,084	101,801
Outokumpu OYJ (I)	2,046	7,956
Outotec OYJ	13,940	52,492
PKC Group OYJ (L)	1,616	28,578
Poyry OYJ (I)	2,864	11,075
Raisio OYJ	8,267	40,711
Ramirent OYJ	4,765	31,119
Rapala VMC OYJ	2,298	11,766
Sanoma OYJ	1,738	8,499
Stockmann OYJ ABP, B Shares (I)	2,666	20,568
Technopolis OYJ	5,548	23,674
Tieto OYJ	3,984	103,805
Tikkurila OYJ	2,068	37,560
Uponor OYJ	4,437	64,490
Vaisala OYJ, A Shares	206	5,643
YIT OYJ (L)	12,581	71,250
		2,747,538
France - 4.9%
ABC Arbitrage	1,757	11,055
Air France-KLM (I)	8,947	85,013
Akka Technologies	497	15,595
Albioma SA	1,869	28,894
Alten SA	1,830	112,147
Altran Technologies SA	10,778	149,215
APRIL SA	1,212	15,651
Arkema SA	2,535	189,916
Assystem	1,693	45,834
Beneteau SA	2,042	27,829
BioMerieux	482	55,145
Boiron SA	604	48,846
Bonduelle SCA	1,470	43,272
Burelle SA	28	24,532
Cegedim SA (I)	186	5,397
Cegid Group SA	446	25,143
CGG SA (I)	34,308	26,141
Cie des Alpes	105	1,768
Coface SA (I)	2,044	16,855
Derichebourg SA	5,068	15,647
Edenred	3,572	69,251
Eiffage SA	1,960	150,400
Electricite de Strasbourg SA	81	8,867
Elior (S)	783	17,145
Eramet (I)	341	9,537
Etablissements Maurel et Prom (I)	7,666	27,011
Euler Hermes Group	585	53,014
Faiveley Transport SA	600	63,037
Faurecia	3,465	131,182
Fimalac	489	54,267
Futuren SA (I)	4,793	3,484
GameLoft SE (I)	4,378	37,180
Gaztransport Et Technigaz SA	525	17,161
GL Events	213	4,260
Groupe Crit	163	9,561
Groupe Fnac SA (I)	507	31,837
Guerbet	272	20,912
Haulotte Group SA	962	15,292
Havas SA	5,290	42,383
Imerys SA	634	44,156
Interparfums SA	761	19,843
Ipsen SA	1,857	106,485
IPSOS	2,286	53,312
Jacquet Metal Service	1,278	18,378
Korian SA	1,760	51,796
Lagardere SCA	7,152	189,703
Lectra	1,346	19,563
LISI	1,205	31,677
Manitou BF SA	880	15,122
Mersen	1,171	15,743
Metropole Television SA	4,400	80,163
Naturex (I)	388	32,275
Neopost SA	2,259	47,394
Nexans SA (I)	2,392	107,332
Nexity SA	2,360	122,824
Nicox SA (I)	546	4,527
Orpea	2,836	235,897
Pierre & Vacances SA (I)	142	5,140
Plastic Omnium SA	4,529	155,547
Rallye SA (L)	1,771	30,705
Rexel SA	4,688	66,826
Robertet SA	135	34,562
Rubis SCA	2,665	213,784
Saft Groupe SA	2,157	65,130
Sartorius Stedim Biotech	289	109,956
Savencia SA	189	12,533
SEB SA	1,454	150,696
Seche Environnement SA	335	11,012
Societe Internationale de
Plantations d’Heveas SA	50	1,832
Societe Television Francaise 1	8,404	108,723
Solocal Group (I)(L)	1,735	8,871
Somfy SA	271	92,468
Sopra Steria Group	1,200	141,737
Stef SA	202	14,757
Synergie SA	557	15,096
Technicolor SA	12,585	78,516
Technip SA	2,770	153,512
Teleperformance	3,675	322,788
Thermador Groupe	96	8,951
Trigano SA	613	40,235
UBISOFT Entertainment (I)	7,613	238,729
Valneva SE (I)	1,912	7,369
Vetoquinol SA	56	2,318
Vicat	878	56,911
VIEL & Compagnie SA	6,040	25,390
Vilmorin & Compagnie SA	734	54,283
Virbac SA	350	60,721
		5,194,964
Gabon - 0.0%
Total Gabon	20	2,944

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany - 6.4%
Aareal Bank AG	4,192	$135,531
ADVA Optical Networking SE (I)	2,463	29,201
Amadeus Fire AG	346	26,138
Aurubis AG	2,832	140,724
Axel Springer SE	1,062	57,166
Balda AG (I)	2,487	7,360
Bauer AG	314	5,206
BayWa AG	1,348	45,529
Bechtle AG	1,391	143,358
Bertrandt AG	394	45,119
Bijou Brigitte AG	340	21,697
Bilfinger SE	1,326	55,822
Biotest AG	714	13,661
Borussia Dortmund GmbH & Company KGaA	5,769	26,388
CANCOM SE	1,347	67,115
Carl Zeiss Meditec AG	1,949	60,137
CENTROTEC Sustainable AG	476	7,590
Cewe Stiftung & Company KGAA	626	41,162
comdirect bank AG	2,610	29,239
CompuGroup Medical AG	1,153	48,696
CTS Eventim AG & Company KGaA	3,354	118,929
Delticom AG	491	8,967
Deutsche Beteiligungs AG	423	12,971
Deutz AG	7,001	33,033
DMG Mori AG	3,570	165,970
Draegerwerk AG & Company KGaA	82	4,859
Drillisch AG	2,708	110,810
Duerr AG	1,941	152,246
Elmos Semiconductor AG	566	7,728
ElringKlinger AG	2,576	70,344
Evotec AG (I)	2,885	10,396
Fielmann AG	1,171	88,846
Fraport AG Frankfurt Airport
Services Worldwide	476	28,825
Freenet AG	8,192	244,671
Fuchs Petrolub SE	988	38,231
Gerresheimer AG	1,930	151,005
Gerry Weber International AG	2,449	34,315
Gesco AG	295	24,882
GFK SE	361	13,560
GFT Technologies SE	961	24,306
Grammer AG	1,191	47,464
GRENKELEASING AG	176	37,370
Hamburger Hafen und Logistik AG	2,218	32,662
Heidelberger Druckmaschinen AG (I)	18,003	40,666
Hella KGaA Hueck & Company	811	34,404
HOCHTIEF AG	268	32,727
Hornbach Baumarkt AG	249	8,012
Indus Holding AG	2,123	104,546
Init Innovation In Traffic Systems AG	106	1,832
Isra Vision AG	212	14,659
Jenoptik AG	4,362	69,801
KION Group AG	2,565	149,226
Kloeckner & Company SE	7,645	74,694
Koenig & Bauer AG (I)	182	6,677
Kontron AG (I)	4,988	18,042
Krones AG	1,102	132,541
KUKA AG	1,891	197,585
KWS Saat SE	206	67,201
Lanxess AG	3,724	178,479
LEG Immobilien AG (I)	2,388	224,698
Leoni AG	3,125	107,546
LPKF Laser & Electronics AG (L)	2,164	16,268
Manz AG (I)	233	8,898
Medigene AG (I)	760	6,203
MLP AG	5,864	18,969
MTU Aero Engines AG	2,479	237,280
MVV Energie AG	884	20,792
Nemetschek AG	1,992	95,995
Nordex SE (I)	5,058	138,409
Norma Group SE	2,215	123,639
OHB SE	399	8,639
OSRAM Licht AG	2,844	146,198
PATRIZIA Immobilien AG (I)	2,167	60,630
Pfeiffer Vacuum Technology AG	664	74,324
PNE Wind AG	4,544	9,410
Puma SE	194	42,781
QSC AG	6,549	8,405
Rational AG	233	124,542
Rheinmetall AG	3,081	245,674
Rhoen-Klinikum AG	3,597	111,894
SAF-Holland SA	4,007	49,348
Salzgitter AG	2,631	74,345
Schaltbau Holding AG	493	26,219
SGL Carbon SE (I)(L)	2,999	30,772
SHW AG	14	395
Singulus Technologies AG (I)	4,168	1,046
Sixt SE	1,292	69,423
SMA Solar Technology AG (I)	916	47,613
Software AG	4,608	179,976
STADA Arzneimittel AG	4,642	183,808
STRATEC Biomedical AG	58	2,811
Stroeer SE	2,153	135,079
Suedzucker AG	5,201	91,520
Suss Microtec AG (I)	2,259	22,950
TAG Immobilien AG	3,736	50,473
Takkt AG	2,476	47,525
TLG Immobilien AG	817	17,808
Tom Tailor Holding AG (I)	710	3,481
Vossloh AG (I)	716	46,953
VTG AG	1,231	37,573
Wacker Chemie AG	578	50,726
Wacker Neuson SE	2,553	40,567
Washtec AG	850	35,285
Wincor Nixdorf AG	2,171	133,000
XING AG	155	28,353
		6,838,564
Gibraltar - 0.0%
888 Holdings PLC	12,231	37,280
Greece - 0.0%
Alapis Holding Industrial & Commercial SA of
Pharmaceutical Chemical Products (I)	3,303	154
TT Hellenic Postbank SA (I)	12,594	0
		154
Guernsey, Channel Islands - 0.0%
Raven Russia, Ltd. (I)	6,473	2,754
Hong Kong - 3.2%
Allied Group, Ltd.	6,000	29,459
Allied Properties HK, Ltd.	216,000	41,757
APAC Resources, Ltd. (I)	102,646	1,074
APT Satellite Holdings, Ltd.	32,250	25,545
Asia Financial Holdings, Ltd.	26,000	11,063
Asia Satellite Telecom Holdings Company, Ltd.	2,500	3,400
ASM Pacific Technology, Ltd.	2,000	15,746

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Associated International Hotels, Ltd.	44,000	$117,986
Bonjour Holdings, Ltd.	162,800	7,989
Bright Smart Securities &
Commodities Group, Ltd.	26,000	7,391
Brightoil Petroleum Holdings, Ltd.	33,000	9,901
Brockman Mining, Ltd. (I)	740,840	11,492
Burwill Holdings, Ltd. (I)	292,000	10,560
Cafe de Coral Holdings, Ltd.	26,000	75,596
Champion Technology Holdings, Ltd. (I)	545,220	8,026
Chen Hsong Holdings	10,000	2,036
Cheuk Nang Holdings, Ltd.	3,176	2,275
China Billion Resources, Ltd. (I)	97,920	0
China Energy Development Holdings, Ltd. (I)	634,000	8,492
China Metal International Holdings, Inc.	12,000	3,468
China Solar Energy Holdings, Ltd. (I)	42,500	986
China Wah Yan Healthcare, Ltd. (I)	99,900	1,251
Chow Sang Sang Holdings International, Ltd.	22,000	33,172
Chuang’s Consortium International, Ltd.	30,948	4,115
CITIC Telecom International Holdings, Ltd.	112,000	42,160
CK Life Sciences International Holdings, Inc.	282,000	22,944
CP Lotus Corp. (I)	220,000	4,575
Cross-Harbour Holdings, Ltd.	18,000	23,886
CSI Properties, Ltd	245,066	6,949
CST Mining Group, Ltd. (I)	2,210,240	29,352
Dah Sing Banking Group, Ltd.	34,400	60,495
Dah Sing Financial Holdings, Ltd.	15,720	96,736
Dickson Concepts International, Ltd.	29,000	8,422
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Capital Group, Ltd.	192,000	16,124
Emperor Entertainment Hotel, Ltd.	40,000	7,996
Emperor International Holdings, Ltd.	97,333	17,704
Esprit Holdings, Ltd.	94,700	88,526
eSun Holdings, Ltd. (I)	74,000	4,959
Far East Consortium International, Ltd.	122,286	39,355
First Pacific Company, Ltd.	4,000	2,987
Future Bright Holdings, Ltd.	6,000	617
G-Resources Group, Ltd.	2,014,800	39,878
Get Nice Financial Group, Ltd. (I)	14,775	1,524
Get Nice Holdings, Ltd.	591,000	20,608
Giordano International, Ltd.	100,000	45,797
Global Brands Group Holding, Ltd. (I)	304,000	36,828
Glorious Sun Enterprises, Ltd.	64,000	7,692
Guotai Junan International Holdings, Ltd.	24,000	8,409
Haitong International Securities Group, Ltd.	108,665	62,856
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Hanison Construction Holdings, Ltd.	27,441	4,701
Harbour Centre Development, Ltd.	38,000	65,445
HKR International, Ltd.	75,200	32,024
Hong Kong Aircraft
Engineering Company, Ltd.	2,000	13,425
Hong Kong Ferry Holdings Company, Ltd.	29,000	32,962
Hongkong Chinese, Ltd.	66,000	12,680
Hopewell Holdings, Ltd.	23,500	75,883
Hsin Chong Construction Group, Ltd.	170,000	12,276
Hung Hing Printing Group, Ltd.	82,000	9,944
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	136,000	47,909
Imagi International Holdings, Ltd. (I)	106,250	1,452
IT, Ltd.	44,601	10,775
Johnson Electric Holdings, Ltd.	10,500	32,452
K Wah International Holdings, Ltd.	126,813	55,908
Kerry Logistics Network, Ltd.	7,500	10,791
Kowloon Development Company, Ltd.	22,000	20,564
Lai Sun Development Company, Ltd.	766,000	11,743
Lifestyle International Holdings, Ltd.	37,500	50,503
Lippo China Resources, Ltd.	36,000	1,078
Liu Chong Hing Investment, Ltd.	16,000	18,237
Luk Fook Holdings International, Ltd.	30,000	68,110
Man Wah Holdings, Ltd.	44,800	56,781
Mandarin Oriental International, Ltd.	8,000	10,867
Mason Financial Holdings, Ltd. (I)	640,000	26,857
Melco International Development, Ltd.	10,000	13,921
Midland Holdings, Ltd. (I)	48,000	14,997
New Times Energy Corp., Ltd. (I)	39,450	730
NewOcean Energy Holdings, Ltd.	106,000	38,149
Noble Group, Ltd. (L)	281,400	91,698
Orient Overseas International, Ltd.	14,500	56,039
Pacific Andes International Holdings, Ltd. (I)	328,006	6,173
Pacific Basin Shipping, Ltd.	166,000	24,432
Pacific Textiles Holdings, Ltd.	51,000	73,761
Paliburg Holdings, Ltd.	46,000	14,116
Paradise Entertainment, Ltd.	52,000	7,974
Peace Mark Holdings, Ltd. (I)	164,000	0
Pearl Oriental Oil, Ltd. (I)	186,000	10,729
Pico Far East Holdings, Ltd.	100,000	26,672
Playmates Holdings, Ltd.	7,800	9,176
Playmates Toys, Ltd.	8,000	1,667
Polytec Asset Holdings, Ltd.	150,000	12,560
PYI Corp., Ltd.	372,000	8,648
Regal Hotels International Holdings, Ltd.	36,000	17,942
Sa Sa International Holdings, Ltd. (L)	85,037	26,424
SEA Holdings, Ltd.	4,000	10,865
Shangri-La Asia, Ltd.	2,000	2,286
Shenwan Hongyuan HK, Ltd.	20,000	9,792
Shun Tak Holdings, Ltd.	144,250	47,768
Sing Tao News Corp., Ltd.	108,000	15,313
Singamas Container Holdings, Ltd.	114,000	12,370
Sitoy Group Holdings, Ltd.	14,000	4,406
SmarTone Telecommunications Holdings, Ltd.	31,500	52,508
SOCAM Development, Ltd. (I)	16,674	8,597
South China Holdings Company, Ltd. (I)	512,000	35,687
Stella International Holdings, Ltd.	25,000	58,877
Sun Hung Kai & Company, Ltd.	25,000	15,055
TAI Cheung Holdings, Ltd.	46,000	34,432
Tao Heung Holdings, Ltd.	14,000	3,177
Television Broadcasts, Ltd.	19,100	68,744
Texwinca Holdings, Ltd.	60,000	58,617
The Hongkong & Shanghai Hotels, Ltd.	14,500	15,402
Titan Petrochemicals Group, Ltd. (I)	500,000	3,964
Tradelink Electronic Commerce, Ltd.	50,000	11,020
Transport International Holdings, Ltd.	19,200	52,008
Trinity, Ltd.	74,000	7,731
United Laboratories
International Holdings, Ltd. (I)	42,000	16,920
Upbest Group, Ltd.	148,000	36,299
Value Partners Group, Ltd.	62,000	65,103
Varitronix International, Ltd.	18,000	14,471
Victory City International Holdings, Ltd.	113,060	8,181
Vitasoy International Holdings, Ltd.	66,000	123,252
VST Holdings, Ltd.	75,200	17,349
VTech Holdings, Ltd.	6,900	81,906
Wai Kee Holdings, Ltd.	68,000	20,644
Wing Tai Properties, Ltd.	102,000	57,493
Xinyi Glass Holdings, Ltd.	159,000	106,236
YGM Trading, Ltd.	10,000	6,327

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Yugang International, Ltd.	312,000	$5,830
		3,357,964
India - 0.0%
Vedanta Resources PLC	2,671	13,119
Ireland - 1.1%
C&C Group PLC	19,897	89,770
DCC PLC	1,960	172,858
FBD Holdings PLC	1,839	13,414
Glanbia PLC	5,965	121,673
Grafton Group PLC	12,401	128,457
Greencore Group PLC	21,443	115,286
IFG Group PLC	8,615	20,773
Irish Continental Group PLC	8,389	51,912
Kingspan Group PLC	7,594	201,860
Paddy Power Betfair PLC	686	95,683
Paddy Power Betfair PLC	412	57,308
UDG Healthcare PLC	18,184	152,355
		1,221,349
Isle of Man - 0.2%
GVC Holdings PLC (I)	10,747	77,876
Hansard Global PLC	6,816	10,375
Playtech PLC	8,420	104,806
		193,057
Israel - 0.7%
Africa Israel Investments, Ltd. (I)(L)	7,409	3,211
Airport City, Ltd. (I)	4,247	41,556
Amot Investments, Ltd.	4,144	14,916
Cellcom Israel, Ltd. (I)	825	5,825
Cellcom Israel, Ltd. (I)	1,966	14,006
Ceragon Networks, Ltd. (I)	220	271
Clal Biotechnology Industries, Ltd. (I)	3,950	3,190
Clal Insurance Enterprise Holdings, Ltd. (I)	1,968	22,629
Compugen, Ltd. (I)	1,251	7,036
Delek Automotive Systems, Ltd.	2,996	28,960
Delta Galil Industries, Ltd.	618	16,741
Electra, Ltd.	37	5,050
First International Bank of Israel, Ltd.	698	8,653
Frutarom Industries, Ltd.	1,988	104,247
Gilat Satellite Networks, Ltd. (I)	215	1,003
Hadera Paper, Ltd. (I)	244	6,895
Harel Insurance Investments &
Financial Services, Ltd.	10,502	40,093
Israel Discount Bank, Ltd., Class A (I)	13,862	23,480
Jerusalem Oil Exploration (I)	782	31,852
Kamada, Ltd. (I)	1,616	6,234
Matrix IT, Ltd.	2,095	13,405
Mazor Robotics, Ltd. (I)	891	5,405
Melisron, Ltd.	701	25,289
Menorah Mivtachim Holdings, Ltd. (I)	1,766	14,804
Migdal Insurance & Financial Holding, Ltd.	13,577	9,424
Mivtach Shamir Holdings, Ltd.	397	7,808
Naphtha Israel Petroleum Corp., Ltd. (I)	2,030	10,251
Nova Measuring Instruments, Ltd. (I)	376	3,903
Oil Refineries, Ltd. (I)	53,675	20,572
Osem Investments, Ltd.	788	17,237
Partner Communications Company, Ltd. (I)	2,939	13,824
Paz Oil Company, Ltd.	378	60,126
Rami Levy Chain Stores Hashikma
Marketing 2006, Ltd.	449	17,411
Sapiens International Corp. NV	836	9,921
Shikun & Binui, Ltd.	16,067	28,494
Shufersal, Ltd.	9,143	30,715
Strauss Group, Ltd.	806	12,075
The Phoenix Holdings, Ltd. (I)	2,821	7,178
Tower Semiconductor, Ltd. (I)	3,359	41,238
		734,928
Italy - 4.2%
A2A SpA	67,835	88,082
ACEA SpA	5,780	88,513
Amplifon SpA	9,264	80,274
Anima Holding SpA (S)	2,483	18,107
Ansaldo STS SpA	10,934	130,504
Arnoldo Mondadori Editore SpA (I)	12,613	14,311
Ascopiave SpA	2,314	6,035
Astaldi SpA	4,499	20,794
Autogrill SpA (I)	9,730	80,883
Azimut Holding SpA	6,980	160,520
Banca Generali SpA	4,148	121,816
Banca IFIS SpA	1,301	43,059
Banca Popolare dell’Emilia Romagna SC	28,867	137,192
Banca Popolare dell’Etruria e del Lazio SC (I)	13,061	8,665
Banca Popolare di Milano Scarl	261,987	182,912
Banca Popolare di Sondrio Scarl	22,606	79,085
Banca Profilo SpA	24,032	6,084
Banco Popolare SC (I)	9,557	65,626
Biesse SpA	835	13,561
Brembo SpA	2,573	133,026
Buzzi Unicem SpA	4,611	79,488
Cairo Communication SpA	2,348	12,575
Cementir Holding SpA	6,150	30,753
CIR-Compagnie Industriali Riunite SpA (I)	39,165	46,291
Credito Emiliano SpA	9,474	64,701
Credito Valtellinese SC (I)	79,817	52,196
Danieli & C Officine Meccaniche SpA	1,823	38,305
Datalogic SpA	981	19,139
Davide Campari Milano SpA	14,723	146,952
De’Longhi SpA	2,796	63,554
DeA Capital SpA (I)	4,665	6,703
DiaSorin SpA	1,678	96,897
Ei Towers SpA	1,086	60,486
Engineering SpA	449	33,449
ERG SpA	5,628	76,532
Esprinet SpA	3,554	32,105
Eurotech SpA (I)	1,562	2,329
Falck Renewables SpA	20,060	21,962
FinecoBank Banca Fineco SpA	3,077	25,877
Geox SpA	8,390	27,167
Gruppo Editoriale L’Espresso SpA (I)	18,304	20,057
Hera SpA	62,355	186,141
IMMSI SpA	6,756	2,857
Industria Macchine Automatiche SpA	816	47,850
Interpump Group SpA	6,839	99,908
Iren SpA	48,658	87,107
Italcementi SpA	8,870	103,958
Italmobiliare SpA	827	36,989
Juventus Football Club SpA (I)	23,150	6,767
Maire Tecnimont SpA (I)	10,323	31,109
MARR SpA	2,608	52,510
Mediaset SpA	38,140	157,229
Moncler SpA	2,309	38,952
Parmalat SpA	10,974	30,349
Piaggio & C SpA	17,916	37,894
Prysmian SpA	8,789	198,855
Recordati SpA	6,917	173,021

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Reply SpA	376	$55,692
Safilo Group SpA (I)	2,378	21,173
Saipem SpA (I)	146,970	58,774
Salini Impregilo SpA	8,412	35,496
Salvatore Ferragamo SpA	2,121	54,100
Saras SpA (I)	23,795	38,162
SAVE SpA	890	12,771
Societa Cattolica di Assicurazioni SCRL	14,793	100,831
Societa Iniziative Autostradali e Servizi SpA	5,263	53,879
Sogefi SpA (I)	3,551	5,705
SOL SpA	2,802	24,942
Tod’s SpA	590	42,011
Trevi Finanziaria Industriale SpA	9,838	16,748
Unipol Gruppo Finanziario SpA	18,195	73,521
Vittoria Assicurazioni SpA	2,112	20,519
Yoox Net-A-Porter Group SpA (I)	3,137	96,126
Zignago Vetro SpA	1,669	10,975
		4,449,488
Japan - 22.0%
Accordia Golf Company, Ltd.	2,900	27,224
Achilles Corp.	10,000	12,794
Adastria Company, Ltd.	1,820	55,222
ADEKA Corp.	8,700	126,745
Advan Company, Ltd.	1,000	9,031
Advantest Corp.	400	3,695
Aeon Delight Company, Ltd.	200	6,421
Ai Holdings Corp.	2,700	78,229
Aica Kogyo Company, Ltd.	2,900	60,840
Aichi Corp.	3,200	22,255
Aichi Steel Corp.	10,000	39,093
Aida Engineering, Ltd.	4,500	39,095
Ain Holdings, Inc.	400	20,492
Aiphone Company, Ltd.	1,300	21,785
Airport Facilities Company, Ltd.	1,200	5,422
Aisan Industry Company, Ltd.	2,500	19,650
Akebono Brake Industry Company, Ltd.	2,300	5,523
Alpen Company, Ltd.	1,700	28,009
Alpha Systems, Inc.	840	12,897
Alpine Electronics, Inc.	3,300	36,902
Amano Corp.	4,300	67,809
Anest Iwata Corp.	1,800	17,221
Anritsu Corp.	9,800	53,849
AOKI Holdings, Inc.	4,000	48,268
Aoyama Trading Company, Ltd.	2,500	95,943
Arcland Sakamoto Company, Ltd.	2,400	25,391
Arcs Company, Ltd.	3,125	69,918
Ariake Japan Company, Ltd.	600	35,155
Arisawa Manufacturing Company, Ltd.	2,900	14,804
Arrk Corp. (I)	4,200	3,245
As One Corp.	400	15,117
Asahi Company, Ltd.	1,500	20,167
Asahi Diamond Industrial Company, Ltd.	3,900	34,924
Asahi Holdings, Inc.	1,800	24,226
Asahi Intecc Company, Ltd.	600	28,074
Asahi Organic Chemicals
Industry Company, Ltd.	6,000	10,938
Asatsu-DK, Inc.	2,300	59,140
ASKA Pharmaceutical Company, Ltd.	1,600	19,783
Atom Corp.	2,000	11,728
Atsugi Company, Ltd.	12,000	12,156
Autobacs Seven Company, Ltd.	4,300	72,542
Avex Group Holdings, Inc.	2,500	32,557
Axell Corp.	100	751
Axial Retailing, Inc.	800	26,332
Azbil Corp.	1,800	46,025
Bando Chemical Industries, Ltd.	5,000	22,607
Bank of the Ryukyus, Ltd.	3,000	33,662
Belc Company, Ltd.	500	18,863
Belluna Company, Ltd.	2,100	10,651
Bic Camera, Inc.	2,200	19,958
BML, Inc.	900	34,841
Broadleaf Company, Ltd.	500	6,030
Bunka Shutter Company, Ltd.	5,000	41,061
CAC Holdings Corp.	1,500	10,950
Calsonic Kansei Corp.	7,000	52,013
Can Do Company, Ltd.	900	12,361
Canon Electronics, Inc.	1,700	25,013
Capcom Company, Ltd.	1,600	38,980
Cawachi, Ltd.	1,400	25,263
Central Glass Company, Ltd.	19,000	103,086
Chino Corp.	400	3,667
Chiyoda Company, Ltd.	800	23,010
Chiyoda Integre Company, Ltd.	800	17,768
Chofu Seisakusho Company, Ltd.	1,700	39,364
Chubu Shiryo Company, Ltd.	2,000	14,880
Chudenko Corp.	2,600	51,871
Chuetsu Pulp & Paper Company, Ltd.	5,000	8,706
Chugai Mining Company, Ltd. (I)	34,900	6,823
Chugai Ro Company, Ltd.	5,000	8,739
Chugoku Marine Paints, Ltd.	4,000	26,376
Ci:z Holdings Company, Ltd.	1,000	20,489
Citizen Holdings Company, Ltd.	7,800	44,197
CKD Corp.	4,100	33,806
Clarion Company, Ltd. (L)	8,000	24,860
Cleanup Corp.	2,100	14,386
CMK Corp.	5,400	21,316
Coca-Cola West Company, Ltd.	600	14,835
Cocokara Fine, Inc.	1,140	49,451
Colowide Company, Ltd.	2,200	33,269
COMSYS Holdings Corp.	1,700	26,220
CONEXIO Corp.	1,900	19,207
COOKPAD, Inc.	700	11,175
Corona Corp.	300	2,925
Cosel Company, Ltd.	1,200	11,522
Cosmo Energy Holdings Company, Ltd. (I)	3,400	36,063
Dai Nippon Toryo Company, Ltd.	12,000	20,793
Dai-Dan Company, Ltd.	2,000	13,232
Daibiru Corp.	3,400	28,702
Daido Metal Company, Ltd.	3,000	23,156
Daidoh, Ltd.	2,000	8,527
Daifuku Company, Ltd.	4,600	77,457
Daihen Corp.	8,000	36,389
Daiichi Jitsugyo Company, Ltd.	4,000	17,508
Daiichikosho Company, Ltd.	1,100	47,875
Daiken Corp.	5,000	13,950
Daiken Medical Company, Ltd.	400	3,180
Daikoku Denki Company, Ltd.	800	9,359
Daikyo, Inc.	19,000	30,214
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	28,011
Daio Paper Corp.	7,000	58,938
Daiseki Company, Ltd.	2,500	40,868
Daisyo Corp.	800	10,654
Daiwa Industries, Ltd.	2,000	16,760
Daiwabo Holdings Company, Ltd.	17,000	31,720
DCM Holdings Company, Ltd.	7,700	55,653

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Denka Company, Ltd.	13,000	$53,447
Denki Kogyo Company, Ltd.	5,000	23,327
Denyo Company, Ltd.	900	9,255
Descente, Ltd.	2,300	33,857
DMG Mori Company, Ltd.	1,700	15,610
Doshisha Company, Ltd.	1,700	31,280
Doutor Nichires Holdings Company, Ltd.	2,900	46,817
DTS Corp.	900	17,204
Dunlop Sports Company, Ltd.	1,300	11,580
Duskin Company, Ltd.	3,700	66,435
Dydo Drinco, Inc.	900	41,941
Eagle Industry Company, Ltd.	800	10,537
EDION Corp.	6,100	46,229
Eiken Chemical Company, Ltd.	1,400	29,304
Eizo Corp.	1,500	37,722
Elematec Corp.	700	12,701
en-japan, Inc.	800	13,512
Enplas Corp.	400	14,809
EPS Holdings, Inc.	1,800	21,997
ESPEC Corp.	1,600	20,871
Excel Company, Ltd.	900	11,218
Exedy Corp.	1,100	24,301
F@N Communications Inc.	2,000	15,009
Fancl Corp.	1,800	24,530
FCC Company, Ltd.	2,800	47,254
FDK Corp. (I)	11,000	9,180
Feed One Holdings Company, Ltd.	15,040	16,161
Ferrotec Corp.	2,600	27,861
Fields Corp.	1,500	25,041
Financial Products Group Company, Ltd.	2,700	32,485
Foster Electric Company, Ltd.	2,100	44,289
FP Corp.	1,100	47,008
France Bed Holdings Company, Ltd.	2,200	20,268
Fudo Tetra Corp.	10,800	12,065
Fuji Company, Ltd.	1,400	28,806
Fuji Corp., Ltd.	100	607
Fuji Kyuko Company, Ltd.	1,000	13,738
Fuji Oil Company, Ltd	4,400	12,122
Fuji Oil Holdings, Inc.	5,200	93,601
Fuji Seal International, Inc.	1,700	60,192
Fuji Soft, Inc.	1,800	39,255
Fujibo Holdings, Inc.	7,000	13,928
Fujicco Company, Ltd.	1,000	20,877
Fujikura Kasei Company, Ltd.	2,000	9,051
Fujikura, Ltd.	15,000	70,508
Fujimi, Inc.	500	6,656
Fujimori Kogyo Company, Ltd.	1,100	25,838
Fujisash Company, Ltd. (I)	4,900	3,961
Fujita Kanko, Inc.	3,000	15,513
Fujitec Company, Ltd.	5,000	50,936
Fujitsu General, Ltd.	3,000	46,281
Fukushima Industries Corp.	500	11,593
Fukuyama Transporting Company, Ltd.	2,000	9,746
Funai Electric Company, Ltd.	2,600	22,790
Funai Soken Holdings, Inc.	1,200	19,269
Furukawa Company, Ltd.	19,000	28,010
Furukawa Electric Company, Ltd.	7,000	15,115
Furuno Electric Company, Ltd.	2,400	15,201
Fuso Pharmaceutical Industries, Ltd.	5,000	11,552
Futaba Corp.	2,900	41,017
Futaba Industrial Company, Ltd.	3,400	13,566
Future Architect, Inc.	200	1,557
Fuyo General Lease Company, Ltd.	1,700	72,547
G-Tekt Corp.	600	6,858
Gakken Company, Ltd.	4,000	8,984
Gecoss Corp.	400	3,644
Geo Holdings Corp.	2,700	44,867
GLOBERIDE, Inc.	1,000	12,850
Glory, Ltd.	1,600	54,343
GMO Internet, Inc.	2,600	34,722
GMO Payment Gateway, Inc.	600	40,538
Godo Steel, Ltd.	16,000	26,879
Goldcrest Company, Ltd.	1,690	25,249
Gree, Inc.	2,900	15,908
GS Yuasa Corp.	4,000	17,094
Gulliver International Company, Ltd.	3,900	48,529
Gun-Ei Chemical Industry Company, Ltd.	4,000	10,639
Gunze, Ltd.	13,000	36,771
Gurunavi, Inc.	1,400	33,218
Hakuto Company, Ltd.	1,300	11,440
Hamakyorex Company, Ltd.	1,000	17,238
Hanwa Company, Ltd.	14,000	59,075
Happinet Corp.	1,000	9,075
Harima Chemicals, Inc.	2,000	9,555
Harmonic Drive Systems, Inc.	700	17,910
Hazama Corp.	10,090	49,070
Heiwa Corp.	700	14,511
Heiwa Real Estate Company, Ltd.	2,800	34,819
Heiwado Company, Ltd.	2,000	41,506
Hibiya Engineering, Ltd.	1,500	20,972
Hiday Hidaka Corp.	696	17,499
Hioki EE Corp.	500	11,101
Hiramatsu, Inc.	300	1,977
Hisaka Works, Ltd.	2,000	14,616
Hitachi Koki Company, Ltd.	4,200	27,748
Hitachi Kokusai Electric, Inc.	4,000	48,020
Hitachi Transport System, Ltd.	2,200	36,727
Hitachi Zosen Corp.	11,700	55,517
Hodogaya Chemical Company, Ltd.	7,000	11,649
Hogy Medical Company, Ltd.	1,100	59,030
Hokkaido Electric Power Company, Inc. (I)	2,400	20,106
Hokkaido Gas Company, Ltd.	3,000	7,439
Hokkan Holdings, Ltd.	5,000	13,771
Hokuetsu Industries Company, Ltd.	2,000	12,274
Hokuetsu Kishu Paper Company, Ltd.	9,500	56,532
Hokuto Corp.	1,600	31,647
Honeys Company, Ltd.	1,350	14,119
Hoosiers Holdings Company, Ltd.	1,500	6,701
Horiba, Ltd.	2,500	93,211
Hosiden Corp.	4,400	26,294
Hosokawa Micron Corp.	3,000	15,157
House Foods Group, Inc.	600	11,216
Ibiden Copany, Ltd.	1,900	23,229
IBJ Leasing Company, Ltd.	1,900	33,678
Ichikoh Industries, Ltd.	4,000	8,728
Ichiyoshi Securities Company, Ltd.	2,800	23,846
Icom, Inc.	500	9,137
Idec Corp.	2,500	23,754
Ihara Chemical Industry Company, Ltd.	1,200	15,479
Iino Kaiun Kaisha, Ltd.	5,200	20,632
Ikegami Tsushinki Company, Ltd. (L)	4,000	5,077
Imasen Electric Industrial	1,700	14,804
Imperial Hotel, Ltd.	200	4,333
Inaba Denki Sangyo Company, Ltd.	1,600	50,332
Inaba Seisakusho Company, Ltd.	200	2,326
Inabata & Company, Ltd.	5,100	50,580

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Inageya Company, Ltd.	1,500	$18,856
Ines Corp.	2,700	27,707
Intage Holdings, Inc.	900	11,540
Internet Initiative Japan, Inc.	2,400	49,283
Inui Global Logistics Company, Ltd.	875	6,375
Iriso Electronics Company, Ltd.	200	9,907
Iseki & Company, Ltd.	12,000	23,560
Ishihara Sangyo Kaisha, Ltd. (I)	32,000	21,867
IT Holdings Corp.	5,400	127,723
Itochu Enex Company, Ltd.	3,800	30,503
Itochu-Shokuhin Company, Ltd.	600	22,503
Itoham Foods, Inc.	8,000	52,709
IwaiCosmo Holdings, Inc.	900	8,729
Iwatani Corp.	11,000	63,837
J-Oil Mills, Inc.	9,000	27,498
Jalux, Inc.	500	9,640
Jamco Corp.	500	12,509
Janome Sewing Machine Company, Ltd. (I)	1,200	6,525
Japan Aviation Electronics Industry, Ltd.	1,000	11,713
Japan Communications, Inc. (I)(L)	6,000	10,125
Japan Digital Laboratory Company, Ltd.	1,500	21,468
Japan Drilling Company, Ltd.	400	8,363
Japan Pulp & Paper Company, Ltd.	6,000	17,165
Japan Radio Company, Ltd.	3,000	7,969
Japan Transcity Corp., Ltd.	5,000	16,720
Jastec Company, Ltd.	400	3,252
JBCC Holdings, Inc.	1,900	11,426
Jin Company, Ltd.	800	31,240
JMS Company, Ltd.	1,000	2,621
Joshin Denki Company, Ltd.	3,000	23,076
JSP Corp.	800	15,915
Juki Corp.	1,400	12,711
JVC Kenwood Corp.	9,070	23,460
K&O Energy Group, Inc.	1,500	18,521
K’s Holdings Corp.	800	26,503
kabu.com Securities Company, Ltd.	11,400	36,417
Kadokawa Dwango Corp.	3,636	55,976
Kaga Electronics Company, Ltd.	1,100	13,943
Kameda Seika Company, Ltd.	700	27,862
Kamei Corp.	2,000	20,100
Kanamoto Company, Ltd.	2,400	56,456
Kandenko Company, Ltd.	7,000	49,836
Kanematsu Corp.	34,000	49,489
Kanematsu Electronics, Ltd.	700	11,752
Kanto Denka Kogyo Company, Ltd.	2,000	14,254
Kappa Create Holdings Company, Ltd. (I)	500	5,460
Kasai Kogyo Company, Ltd.	1,000	10,359
Katakura Industries Company, Ltd.	2,100	22,039
Kato Sangyo Company, Ltd.	2,200	54,388
Kato Works Company, Ltd.	2,000	7,761
Kawai Musical Instruments
Manufacturing Company, Ltd.	600	10,544
Kawasaki Kisen Kaisha, Ltd.	30,000	58,085
Kenedix, Inc.	1,600	6,986
Key Coffee, Inc.	800	13,258
Kimoto Company, Ltd.	3,000	4,555
Kintetsu World Express, Inc.	2,600	34,533
Kinugawa Rubber Industrial Company, Ltd.	3,000	20,466
Kissei Pharmaceutical Company, Ltd.	2,000	46,037
Kitz Corp.	7,800	33,732
KLab, Inc. (I)	2,100	11,892
Koa Corp.	2,300	17,009
Koatsu Gas Kogyo Company, Ltd.	3,000	17,039
Kohnan Shoji Company, Ltd.	1,800	26,764
Kohsoku Corp.	1,400	10,841
Kojima Company, Ltd.	3,000	6,449
Kokuyo Company, Ltd.	8,300	97,023
Komatsu Seiren Company, Ltd.	2,000	11,526
Komeri Company, Ltd.	700	14,304
Komori Corp.	6,300	73,277
Konishi Company, Ltd.	2,200	27,412
Kumagai Gumi Company, Ltd.	3,000	7,613
Kura Corp.	800	38,605
Kurabo Industries, Ltd.	16,000	27,692
Kureha Corp.	12,000	38,066
Kurimoto, Ltd.	10,000	13,670
Kuroda Electric Company, Ltd.	2,400	35,899
Kusuri No Aoki Company, Ltd.	400	21,847
KYB Corp.	2,000	5,925
Kyodo Printing Company, Ltd.	8,000	24,017
Kyoei Steel, Ltd.	1,100	16,511
Kyokuto Kaihatsu Kogyo Company, Ltd.	900	9,101
Kyokuto Securities Company, Ltd.	800	9,604
Kyokuyo Company, Ltd.	7,000	16,041
KYORIN Holdings, Inc.	3,100	59,029
Kyoritsu Maintenance Company, Ltd.	780	67,152
Kyosan Electric Manufacturing Company, Ltd.	2,000	6,250
Kyowa Exeo Corp.	6,700	74,359
Kyudenko Corp.	2,000	47,556
Kyushu Financial Group, Inc. (I)	7,220	41,461
Lasertec Corp.	900	12,675
LEC, Inc.	700	7,950
Leopalace21 Corp. (I)	12,500	75,441
Life Corp.	1,200	30,006
Lintec Corp.	1,600	28,584
Macnica Fuji Electronics Holdings, Inc. (I)	3,050	36,289
Maeda Corp.	10,000	74,427
Maeda Road Construction Company, Ltd.	4,000	65,812
Maezawa Kasei Industries Company, Ltd.	1,100	10,081
Maezawa Kyuso Industries Company, Ltd.	900	11,220
Makino Milling Machine Company, Ltd.	8,000	49,017
Mandom Corp.	500	22,226
Mani, Inc.	600	9,210
Mars Engineering Corp.	700	12,144
Marubun Corp.	200	1,364
Marudai Food Company, Ltd.	8,000	31,070
Maruha Nichiro Corp.	2,738	51,066
Marusan Securities Company, Ltd.	3,000	28,228
Maruwa Company, Ltd.	600	14,620
Marvelous, Inc. (L)	1,400	12,562
Matsuda Sangyo Company, Ltd.	1,400	14,551
Matsuya Foods Company, Ltd.	700	17,267
Max Company, Ltd.	3,000	30,806
Megachips Corp.	800	8,986
Megmilk Snow Brand Company, Ltd.	2,700	67,835
Meidensha Corp.	9,000	40,980
Meiko Network Japan Company, Ltd.	2,100	22,891
Meitec Corp.	2,100	73,346
Meito Sangyo Company, Ltd.	900	10,404
Melco Holdings, Inc.	1,200	24,473
Micronics Japan Company, Ltd.	1,200	11,978
Milbon Company, Ltd.	556	22,503
Mimasu Semiconductor Industry Company, Ltd.	1,400	12,843
Ministop Company, Ltd.	1,100	20,024
Mirait Holdings Corp.	5,440	43,277
Misawa Homes Company, Ltd.	2,000	13,237

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsuba Corp.	3,100	$47,764
Mitsubishi Paper Mills, Ltd. (I)	26,000	18,482
Mitsubishi Pencil Company, Ltd.	1,000	42,798
Mitsubishi Shokuhin Company, Ltd.	200	5,079
Mitsubishi Steel Manufacturing Company, Ltd.	10,000	16,172
Mitsuboshi Belting, Ltd.	4,000	32,186
Mitsui Engineering &
Shipbuilding Company, Ltd.	29,000	43,259
Mitsui High-Tec, Inc.	2,200	13,528
Mitsui Home Company, Ltd.	3,000	14,009
Mitsui Matsushima Company, Ltd.	10,000	10,396
Mitsui Mining & Smelting Company, Ltd.	12,000	19,143
Mitsui Sugar Company, Ltd.	8,000	35,649
Mitsui-Soko Company, Ltd.	3,000	7,988
Mitsumi Electric Company, Ltd.	2,200	10,219
Mitsuuroko Holdings Company, Ltd.	3,200	15,663
Miyazaki Bank, Ltd.	14,000	34,029
Mizuno Corp.	7,000	32,260
Mochida Pharmaceutical Company, Ltd.	400	29,689
Modec, Inc.	900	13,187
Monex Group, Inc.	12,300	31,767
Morinaga & Company, Ltd.	14,000	71,229
Morinaga Milk Industry Company, Ltd.	14,000	74,940
Morita Holdings Corp.	3,000	35,056
Musashi Seimitsu Industry Company, Ltd.	1,800	35,685
Nachi-Fujikoshi Corp.	11,000	38,287
Nagaileben Company, Ltd.	1,200	24,670
Nagase & Company, Ltd.	1,500	16,471
Nagatanien Company, Ltd.	2,000	19,839
Nakamuraya Company, Ltd.	3,000	12,248
Nakanishi, Inc.	300	9,525
Nakayama Steel Works, Ltd. (I)	11,000	6,838
Namura Shipbuilding Company, Ltd.	1,152	8,627
NEC Capital Solutions, Ltd.	800	11,242
NEC Networks & System Integration Corp.	2,100	32,607
NET One Systems Company, Ltd.	6,400	34,552
Neturen Company, Ltd.	2,300	15,595
Nice Holdings, Inc.	6,000	7,568
Nichi-iko Pharmaceutical Company, Ltd.	3,100	71,418
Nichias Corp.	7,000	41,826
Nichicon Corp.	4,600	32,016
Nichiden Corp.	700	18,116
Nichiha Corp.	1,600	24,193
Nichii Gakkan Company, Ltd.	3,200	22,130
Nichirei Corp.	13,000	105,547
Nichireki Company, Ltd.	2,000	14,429
Nifco, Inc.	400	19,208
Nihon Dempa Kogyo Company, Ltd.	1,800	12,198
Nihon House Holdings Company, Ltd.	1,000	3,602
Nihon Kagaku Sangyo Company, Ltd.	1,000	7,032
Nihon Kohden Corp.	1,500	37,266
Nihon M&A Center, Inc.	1,800	104,490
Nihon Nohyaku Company, Ltd.	4,000	20,260
Nihon Parkerizing Company, Ltd.	8,000	72,358
Nihon Unisys, Ltd.	500	6,616
Nikkiso Company, Ltd.	5,100	37,479
Nikkon Holdings Company, Ltd.	5,400	97,733
Nippo Corp.	1,000	16,786
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	25,441
Nippon Carbon Company, Ltd.	6,000	12,794
Nippon Ceramic Company, Ltd.	1,400	24,282
Nippon Chemi-Con Corp.	11,000	15,434
Nippon Chemical Industrial Company, Ltd.	7,000	12,958
Nippon Coke & Engineering Company, Ltd.	18,000	12,964
Nippon Denko Company, Ltd.	6,530	10,435
Nippon Densetsu Kogyo Company, Ltd.	2,800	56,270
Nippon Fine Chemical Company, Ltd.	800	5,468
Nippon Flour Mills Company, Ltd.	11,000	90,338
Nippon Gas Company, Ltd.	2,000	45,038
Nippon Hume Corp.	2,000	10,356
Nippon Kanzai Company, Ltd.	700	11,066
Nippon Kayaku Company, Ltd.	6,000	60,570
Nippon Koei Company, Ltd.	8,000	25,192
Nippon Koshuha Steel Company, Ltd.	8,000	5,398
Nippon Light Metal Holdings Company, Ltd.	43,000	70,621
Nippon Paper Industries Company, Ltd.	2,100	37,352
Nippon Seiki Company, Ltd.	4,000	77,423
Nippon Sharyo, Ltd. (I)	6,000	14,764
Nippon Sheet Glass Company, Ltd. (I)	11,000	7,811
Nippon Soda Company, Ltd.	10,000	50,216
Nippon Steel & Sumikin Bussan Corp.	9,720	32,383
Nippon Suisan Kaisha, Ltd.	15,600	75,709
Nippon Synthetic Chemical
Industry Company, Ltd.	3,000	19,017
Nippon Thompson Company, Ltd.	6,000	21,433
Nippon Valqua Industries, Ltd.	8,000	20,947
Nippon Yakin Kogyo Company, Ltd. (I)	10,000	11,634
Nipro Corp.	7,000	66,437
Nishi-Nippon Railroad Company, Ltd.	14,000	91,244
Nishimatsu Construction Company, Ltd.	29,000	124,352
Nishimatsuya Chain Company, Ltd.	4,000	40,060
Nishio Rent All Company, Ltd.	800	18,947
Nissei ASB Machine Company, Ltd.	500	9,866
Nissei Build Kogyo Company, Ltd.	4,000	13,670
Nissha Printing Company, Ltd.	600	8,779
Nisshin Fudosan Company, Ltd.	5,800	19,342
Nisshin Oillio Group, Ltd.	13,000	53,044
Nisshin Steel Holdings Comapny, Ltd.	2,360	27,510
Nisshinbo Holdings, Inc.	4,000	42,418
Nissin Corp.	4,000	10,935
Nissin Electric Company, Ltd.	3,400	37,057
Nissin Kogyo Company, Ltd.	2,100	28,299
Nitta Corp.	1,300	32,763
Nittan Valve Company, Ltd.	1,200	3,164
Nittetsu Mining Company, Ltd.	6,000	22,394
Nitto Boseki Company, Ltd.	13,000	41,895
Nitto Kogyo Corp.	2,400	38,229
Nitto Kohki Company, Ltd.	1,000	19,810
NOF Corp.	13,000	92,079
Nohmi Bosai, Ltd.	2,000	30,283
Nomura Company, Ltd.	2,400	34,776
Noritake Company, Ltd.	12,000	27,060
Noritsu Koki Company, Ltd.	1,900	11,724
Noritz Corp.	1,000	16,265
North Pacific Bank, Ltd.	5,300	13,400
NS Solutions Corp.	1,200	23,538
NS United Kaiun Kaisha, Ltd.	8,000	10,795
NTN Corp.	1,000	3,189
Obara Group, Inc.	1,000	35,844
Oenon Holdings, Inc.	6,000	11,021
Ohsho Food Service Corp.	700	21,486
Oiles Corp.	1,380	20,613
Okabe Company, Ltd.	3,900	27,828
Okamoto Industries, Inc.	3,000	25,251
Okamura Corp.	5,800	55,314

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Okasan Securities Group, Inc.	1,000	$5,217
Oki Electric Industry Company, Ltd.	14,000	19,784
Okinawa Cellular Telephone Company	400	11,177
OKUMA Corp.	6,000	41,913
Okumura Corp.	12,000	63,366
Okura Industrial Company, Ltd.	4,000	10,392
Okuwa Company, Ltd.	3,000	26,788
Onoken Company, Ltd.	1,500	13,129
Onward Holdings Company, Ltd.	2,000	13,646
Open House Company, Ltd.	800	15,892
Optex Company, Ltd.	400	12,757
Organo Corp.	3,000	11,093
Origin Electric Company, Ltd.	3,000	7,429
Osaka Soda Company, Ltd.	7,000	25,549
Osaka Steel Company, Ltd.	1,400	22,889
OSAKA Titanium Technologies Company, Ltd.	600	8,142
Osaki Electric Company, Ltd.	3,000	21,458
OSG Corp.	2,600	48,491
Oyo Corp.	1,300	14,092
Pacific Industrial Company, Ltd.	3,400	34,276
Pacific Metals Company, Ltd. (I)	9,000	26,307
Pal Company, Ltd.	700	17,527
PanaHome Corp.	7,000	52,488
Paramount Bed Holdings Company, Ltd.	800	29,225
Parco Company, Ltd.	800	6,770
Paris Miki Holdings, Inc.	1,100	4,515
Penta-Ocean Construction Company, Ltd.	14,500	60,685
Pilot Corp.	2,300	87,706
Piolax, Inc.	700	34,696
Pioneer Corp. (I)	18,800	49,839
Plenus Company, Ltd.	1,900	34,254
Press Kogyo Company, Ltd.	7,000	23,564
Prima Meat Packers, Ltd.	10,000	25,303
Pronexus, Inc.	600	6,389
Proto Corp.	200	2,462
Raito Kogyo Company, Ltd.	3,100	28,581
Relo Holdings, Inc.	200	26,730
Rengo Company, Ltd.	16,000	80,735
Ricoh Leasing Company, Ltd.	1,600	47,502
Riken Corp.	9,000	29,385
Riken Keiki Company, Ltd.	1,300	11,820
Riken Technos Corp.	3,000	10,341
Riken Vitamin Company, Ltd.	700	24,947
Ringer Hut Company, Ltd.	600	13,073
Riso Kagaku Corp.	800	12,332
Rock Field Company, Ltd.	500	15,208
Rohto Pharmaceutical Company, Ltd.	1,500	27,322
Roland DG Corp.	100	1,951
Round One Corp.	3,800	21,414
Royal Holdings Company, Ltd.	900	18,156
Ryobi, Ltd.	13,000	51,208
Ryoden Trading Company, Ltd.	3,000	17,595
Ryosan Company, Ltd.	2,600	64,877
Ryoyo Electro Corp.	1,600	18,980
S Foods, Inc.	500	10,807
Sac’s Bar Holdings, Inc.	600	8,299
Saibu Gas Company, Ltd.	19,000	43,871
Saizeriya Company, Ltd.	2,100	43,168
Sakai Chemical Industry Company, Ltd.	9,000	24,656
Sakata INX Corp.	3,100	33,793
Sakata Seed Corp.	2,300	58,420
Sala Corp.	1,500	8,292
San-A Company, Ltd.	900	42,506
San-Ai Oil Company, Ltd.	5,000	36,266
Sanden Holdings Corp.	3,000	8,587
Sangetsu Company, Ltd.	3,900	70,579
Sanken Electric Company, Ltd.	10,000	29,979
Sanki Engineering Company, Ltd.	4,000	31,993
Sankyo Seiko Company, Ltd.	3,200	10,857
Sankyo Tateyama, Inc.	2,200	28,504
Sankyu, Inc.	13,000	59,316
Sanshin Electronics Company, Ltd.	2,600	20,514
Sanwa Holdings Corp.	4,900	36,452
Sanyo Chemical Industries, Ltd.	6,000	42,346
Sanyo Denki Company, Ltd.	3,000	13,990
Sanyo Electric Railway Company, Ltd.	2,000	8,864
Sanyo Shokai, Ltd.	7,000	15,875
Sanyo Special Steel Company, Ltd.	10,000	45,547
Sapporo Holdings, Ltd.	18,000	89,524
Sato Holdings Corp.	1,700	36,200
Sato Restaurant Systems Company, Ltd.	500	3,497
SBI Holdings, Inc.	1,400	14,193
SCREEN Holdings Company, Ltd.	12,000	94,762
Seikitokyu Kogyo Company, Ltd.	1,600	6,691
Seiko Holdings Corp.	7,000	27,701
Seiren Company, Ltd.	3,700	41,519
Sekisui Jushi Corp.	3,000	40,162
Sekisui Plastics Company, Ltd.	5,000	15,135
Senko Company, Ltd.	9,000	54,794
Senshu Ikeda Holdings, Inc.	5,400	19,413
Senshukai Company, Ltd.	3,300	21,113
Seria Company, Ltd.	1,300	78,520
Shibusawa Warehouse Company, Ltd.	5,000	12,830
Shibuya Corp.	800	9,385
Shikibo, Ltd.	11,000	10,850
Shikoku Chemicals Corp.	3,000	26,073
Shima Seiki Manufacturing, Ltd.	2,300	38,299
Shimachu Company, Ltd.	3,800	90,655
Shin-Etsu Polymer Company, Ltd.	3,000	16,084
Shinagawa Refractories Company, Ltd.	6,000	10,720
Shindengen Electric
Manufacturing Company, Ltd.	5,000	16,936
Shinkawa, Ltd. (I)	1,500	6,095
Shinko Electric Industries Company, Ltd.	5,100	28,669
Shinko Plantech Company, Ltd.	3,300	25,092
Shinko Shoji Company, Ltd.	2,700	26,036
Shinmaywa Industries, Ltd.	6,000	42,520
Ship Healthcare Holdings, Inc.	2,600	65,460
Shizuoka Gas Company, Ltd.	4,500	30,125
Shochiku Company, Ltd.	1,000	9,424
Showa Corp.	3,500	30,533
Showa Denko KK	37,000	38,171
Showa Sangyo Company, Ltd.	7,000	28,969
Siix Corp.	800	24,484
Sinanen Holdings Company, Ltd.	4,000	15,636
Sinko Industries, Ltd.	200	2,907
Sintokogio, Ltd.	4,600	40,651
SMK Corp.	3,000	15,405
SMS Company, Ltd.	1,600	30,492
Sodick Company, Ltd.	2,400	17,931
Sogo Medical Company, Ltd.	600	20,359
ST Corp.	1,100	10,895
St. Marc Holdings Company, Ltd.	800	22,058
Star Micronics Company, Ltd.	2,600	29,124
Starzen Company, Ltd.	600	16,765
Stella Chemifa Corp.	800	17,029

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Suminoe Textile Company, Ltd.	5,000	$14,531
Sumitomo Bakelite Company, Ltd.	10,000	39,136
Sumitomo Densetsu Company, Ltd.	1,300	16,828
Sumitomo Forestry Company, Ltd.	1,800	20,663
Sumitomo Mitsui Construction Company, Ltd.	30,000	26,943
Sumitomo Osaka Cement Company, Ltd.	16,000	62,849
Sumitomo Real Estate Sales Company, Ltd.	200	3,846
Sumitomo Riko Company, Ltd	2,400	20,899
Sumitomo Seika Chemicals Company, Ltd.	4,000	19,756
Sumitomo Warehouse Company, Ltd.	14,048	71,466
SWCC Showa Holdings Company, Ltd. (I)	24,000	13,430
Systena Corp.	100	1,700
T Hasegawa Company, Ltd.	1,600	24,255
T-Gaia Corp.	300	3,472
Tabuchi Electric Company, Ltd.	2,000	9,365
Tachi-S Company, Ltd.	1,900	27,658
Tachibana Eletech Company, Ltd.	360	3,763
Tadano, Ltd.	3,000	27,839
Taihei Dengyo Kaisha, Ltd.	3,000	25,013
Taiho Kogyo Company, Ltd.	2,000	20,648
Taikisha, Ltd.	2,100	50,580
Taisei Lamick Company, Ltd.	500	13,039
Taiyo Holdings Company, Ltd.	1,300	43,880
Taiyo Yuden Company, Ltd.	7,400	72,166
Takamatsu Construction Group Company, Ltd.	1,000	21,542
Takaoka Toko Company, Ltd.	700	9,713
Takara Holdings, Inc.	1,900	15,630
Takara Leben Company, Ltd.	6,300	37,235
Takara Standard Company, Ltd.	7,000	63,617
Takasago International Corp.	1,200	26,862
Takasago Thermal Engineering Company, Ltd.	3,100	38,887
Takata Corp. (L)	1,600	6,229
Take and Give Needs Company, Ltd.	200	816
Takeei Corp.	700	5,979
Takeuchi Manufacturing Company, Ltd.	900	13,008
Takihyo Company, Ltd.	3,000	12,260
Takiron Company, Ltd.	3,000	14,874
Takuma Company, Ltd.	6,000	53,712
Tamron Company, Ltd.	1,500	24,566
Tamura Corp.	7,000	18,596
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	13,278
Teikoku Sen-I Company, Ltd.	2,000	27,304
Tenma Corp.	1,000	16,371
The Aichi Bank, Ltd.	900	37,660
The Akita Bank, Ltd.	15,000	40,845
The Aomori Bank, Ltd.	15,000	43,680
The Awa Bank, Ltd.	6,000	29,042
The Bank of Iwate, Ltd.	1,400	50,689
The Bank of Nagoya, Ltd.	17,000	55,833
The Bank of Okinawa, Ltd.	2,100	68,816
The Bank of Saga, Ltd.	10,000	18,816
The Chiba Kogyo Bank, Ltd.	3,200	14,464
The Chugoku Bank, Ltd.	200	2,081
The Chukyo Bank, Ltd.	9,000	15,506
The Daisan Bank, Ltd.	17,000	22,626
The Daishi Bank, Ltd.	27,000	92,736
The Ehime Bank, Ltd.	13,000	26,906
The Eighteenth Bank, Ltd.	10,000	22,199
The Fukui Bank, Ltd.	18,000	32,795
The Fukushima Bank, Ltd.	21,000	15,303
The Higashi-Nippon Bank, Ltd.	9,000	21,658
The Hokkoku Bank, Ltd.	5,000	13,141
The Hokuetsu Bank, Ltd.	21,000	33,929
The Hyakugo Bank, Ltd.	20,000	74,921
The Hyakujushi Bank, Ltd.	21,000	58,907
The Japan Steel Works, Ltd.	9,000	28,369
The Japan Wool Textile Company, Ltd.	4,000	27,040
The Juroku Bank, Ltd.	9,000	26,840
The Keiyo Bank, Ltd.	7,000	25,279
The Kinki Sharyo Company, Ltd.	3,000	8,743
The Kita-Nippon Bank, Ltd.	700	17,763
The Kiyo Bank, Ltd.	5,300	60,089
The Michinoku Bank, Ltd.	14,000	21,635
The Minato Bank, Ltd.	16,000	21,450
The Musashino Bank, Ltd.	3,100	77,993
The NaganoBank, Ltd.	8,000	13,291
The Nanto Bank, Ltd.	3,000	8,150
The Nippon Road Company, Ltd.	5,000	23,219
The Nippon Signal Company, Ltd.	2,700	22,320
The Ogaki Kyoritsu Bank, Ltd.	27,000	81,464
The Oita Bank, Ltd.	12,000	37,377
The Okinawa Electric Power Company, Inc.	1,950	52,465
The Pack Corp.	1,300	31,232
The San-In Godo Bank, Ltd.	8,000	49,447
The Shiga Bank, Ltd.	7,000	29,454
The Shikoku Bank, Ltd.	15,000	28,899
The Shimizu Bank, Ltd.	900	18,777
The Tochigi Bank, Ltd.	8,000	30,337
The Toho Bank, Ltd.	18,000	57,671
The Tohoku Bank, Ltd.	4,000	4,904
The Torigoe Company, Ltd.	2,300	13,477
The Tottori Bank, Ltd.	4,000	5,998
The Towa Bank, Ltd.	21,000	16,237
The Yamagata Bank, Ltd.	16,000	60,627
The Yamanashi Chuo Bank, Ltd.	13,000	47,668
The Yasuda Warehouse Company, Ltd.	1,400	9,116
Tigers Polymer Corp.	1,000	5,342
TKC Corp.	1,100	29,797
Toa Corp.	1,400	13,326
Toa Corp.	22,000	51,954
Toagosei Company, Ltd.	9,000	74,891
Tobishima Corp. (I)	7,200	11,878
TOC Company, Ltd.	3,900	32,966
Tocalo Company, Ltd.	1,300	23,374
Toda Corp.	17,000	82,185
Toda Kogyo Corp.	3,000	8,471
Toei Company, Ltd.	5,000	44,489
Toenec Corp.	3,000	18,491
Toho Company, Ltd.	600	13,093
Toho Holdings Company, Ltd.	3,200	68,393
Toho Zinc Company, Ltd.	10,000	25,235
Tokai Carbon Company, Ltd.	17,000	40,303
Tokai Holdings Corp.	4,000	20,803
Tokai Tokyo Financial Holdings, Inc.	2,700	14,782
Token Corp.	610	49,796
Tokushu Tokai Paper Company, Ltd.	10,000	32,363
Tokuyama Corp. (I)	23,000	35,519
Tokyo Dome Corp.	11,000	49,821
Tokyo Energy & Systems, Inc.	2,000	16,170
Tokyo Keiki, Inc.	5,000	7,250
Tokyo Ohka Kogyo Company, Ltd.	3,200	80,011
Tokyo Rakutenchi Company, Ltd.	2,000	8,454
Tokyo Rope Manufacturing Company, Ltd. (I)	7,000	10,127
Tokyo Seimitsu Company, Ltd.	2,600	51,008
Tokyo Steel Manufacturing Company, Ltd.	2,600	15,463
Tokyo Tekko Company, Ltd.	4,000	13,478

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Theatres Company, Inc.	9,000	$9,665
Tokyo TY Financial Group, Inc.	2,336	54,276
Tomato Bank, Ltd.	11,000	14,259
Tomen Devices Corp.	200	3,130
Tomoe Corp.	2,200	6,975
Tomoe Engineering Company, Ltd.	800	10,584
Tomoku Company, Ltd.	6,000	14,760
TOMONY Holdings, Inc.	15,000	44,340
Tomy Company, Ltd.	4,500	32,843
Tonami Holdings Company, Ltd.	6,000	15,662
Topcon Corp.	700	9,236
Toppan Forms Company, Ltd.	3,400	37,829
Topre Corp.	2,300	42,836
Topy Industries, Ltd.	18,000	35,474
Toridoll Corp.	1,400	28,226
Torii Pharmaceutical Company, Ltd.	1,100	25,278
Torishima Pump Manufacturing Company, Ltd.	900	8,019
Tosei Corp.	1,300	9,409
Toshiba Machine Company, Ltd.	8,000	24,614
Toshiba Plant Systems & Services Corp.	2,000	24,479
Toshiba TEC Corp.	1,000	3,925
Tosho Printing Company, Ltd.	3,000	14,597
Totetsu Kogyo Company, Ltd.	2,200	67,494
Towa Corp.	2,200	13,962
Towa Pharmaceutical Company, Ltd.	700	28,677
Toyo Corp.	2,300	23,600
Toyo Denki Seizo KK	3,000	10,531
Toyo Ink SC Holdings Company, Ltd.	15,000	60,077
Toyo Kanetsu KK	4,000	8,740
Toyo Kohan Company, Ltd.	4,000	12,018
Toyo Securities Company, Ltd.	6,000	14,963
Toyo Tanso Company, Ltd.	1,000	12,454
Toyo Wharf & Warehouse Company, Ltd.	6,000	7,943
Toyobo Company, Ltd.	32,936	49,413
TPR Company, Ltd.	1,400	36,730
Trancom Company, Ltd.	300	17,545
Transcosmos, Inc.	900	23,368
Trusco Nakayama Corp.	1,500	59,518
TS Tech Company, Ltd.	1,100	25,712
TSI Holdings Company, Ltd.	9,970	66,366
Tsubakimoto Chain Company, Ltd.	8,000	49,508
Tsugami Corp.	6,000	21,773
Tsukishima Kikai Company, Ltd.	2,000	17,169
Tsukuba Bank, Ltd.	5,700	15,254
Tsukui Corp.	600	7,853
Tsumura & Company	3,800	91,151
Tsurumi Manufacturing Company, Ltd.	1,000	14,276
Tsutsumi Jewelry Company, Ltd.	700	14,829
U-Shin, Ltd. (L)	2,300	14,783
UACJ Corp.	19,034	38,571
Ube Industries, Ltd.	31,000	54,801
Uchida Yoko Company, Ltd.	4,000	15,707
Ulvac, Inc.	2,900	94,780
Uniden Corp.	9,000	10,144
Union Tool Company, Ltd.	700	18,388
Unipres Corp.	2,600	45,250
United Arrows, Ltd.	1,200	49,610
United Super Markets Holdings, Inc.	4,200	39,891
Universal Entertainment Corp.	600	9,959
Unizo Holdings Company, Ltd.	300	12,901
UNY Group Holdings Company, Ltd.	6,000	42,236
Usen Corp. (I)	7,000	20,290
Ushio, Inc.	2,300	30,533
Valor Holdings Company, Ltd.	3,100	78,161
Vital KSK Holdings, Inc.	3,500	27,611
VT Holdings Company, Ltd.	3,300	19,800
Wacoal Holdings Corp.	5,000	59,667
Wacom Company, Ltd.	9,300	39,399
Wakachiku Construction Company, Ltd.	9,000	10,134
Wakita & Company, Ltd.	2,000	16,682
Warabeya Nichiyo Company, Ltd.	900	19,808
West Holdings Corp.	1,300	8,025
Xebio Holdings Company, Ltd.	1,500	23,950
Yahagi Construction Company, Ltd.	2,000	14,030
Yaizu Suisankagaku Industry Company, Ltd.	1,100	9,939
YAMABIKO Corp.	2,400	16,688
Yamato Kogyo Company, Ltd.	1,000	21,666
Yamazen Corp.	3,900	29,612
Yaoko Company, Ltd.	600	26,493
Yellow Hat, Ltd.	1,000	20,085
Yodogawa Steel Works, Ltd.	2,000	42,431
Yokogawa Bridge Corp.	3,000	32,219
Yokohama Reito Company, Ltd.	4,000	37,882
Yokowo Company, Ltd.	2,000	9,176
Yomeishu Seizo Company, Ltd.	500	8,788
Yomiuri Land Company, Ltd.	2,000	10,250
Yondenko Corp.	3,000	10,251
Yondoshi Holdings, Inc.	1,300	32,078
Yorozu Corp.	800	16,779
Yoshinoya Holdings Company, Ltd.	2,100	25,691
Yuasa Trading Company, Ltd.	1,600	37,587
Yuki Gosei Kogyo Company, Ltd.	2,000	4,388
Yumeshin Holdings Company, Ltd.	2,200	12,119
Yurtec Corp.	4,000	33,374
Yusen Logistics Company, Ltd.	1,200	13,957
Yushiro Chemical Industry Company, Ltd.	1,100	12,842
Zenrin Company, Ltd.	1,300	26,066
Zensho Holdings Company, Ltd.	4,900	58,648
Zeria Pharmaceutical Company, Ltd.	2,200	28,523
		23,364,201
Jersey, Channel Islands - 0.1%
Centamin PLC	88,755	112,512
Phoenix Group Holdings	2,662	36,003
		148,515
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	1,361	54,352
VP Bank AG	77	7,309
		61,661
Luxembourg - 0.5%
APERAM SA	3,189	121,498
Eurofins Scientific SE	651	238,345
L’Occitane International SA	6,250	11,191
Regus PLC	38,584	175,129
		546,163
Macau - 0.0%
Macau Legend Development, Ltd. (I)	61,000	8,504
Malta - 0.1%
Unibet Group PLC	10,896	123,513
Mongolia - 0.0%
Mongolian Mining Corp. (I)	346,000	2,058
Netherlands - 2.0%
Aalberts Industries NV	5,614	194,409
Accell Group	1,728	36,752

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
AMG Advanced Metallurgical Group NV	3,085	$32,315
Amsterdam Commodities NV	1,174	31,625
Arcadis NV	5,300	98,697
ASM International NV	3,323	148,597
Atrium European Real Estate, Ltd. (I)	4,898	19,512
BE Semiconductor Industries NV	1,355	37,024
Beter Bed Holding NV	1,056	26,433
BinckBank NV	4,478	33,334
Boskalis Westminster NV	1,295	50,755
Brunel International NV	1,126	23,659
Corbion NV	3,428	81,316
Delta Lloyd NV	11,223	52,022
Euronext NV (S)	470	19,493
Fugro NV (I)	1,877	35,998
Gemalto NV	686	50,635
Heijmans NV (I)	2,023	19,012
Innoconcepts NV (I)	10,527	0
KAS Bank NV	330	3,799
Kendrion NV	654	16,097
Koninklijke BAM Groep NV	20,732	97,892
Koninklijke Vopak NV	1,703	84,699
Ordina NV (I)	5,537	6,666
PostNL NV (I)	19,211	78,138
QIAGEN NV (I)	5,338	118,698
SBM Offshore NV (I)	9,898	125,728
Sligro Food Group NV	1,765	69,013
Telegraaf Media Groep NV	3,529	15,483
TKH Group NV	2,191	93,660
TNT Express NV	18,214	163,406
TomTom NV (I)	8,528	83,079
USG People NV	6,577	129,936
Wessanen	5,830	63,082
		2,140,964
New Zealand - 1.5%
a2 Milk Company, Ltd. (I)	30,789	40,311
Air New Zealand, Ltd.	49,117	97,108
Chorus, Ltd.	17,681	48,986
Contact Energy, Ltd.	20,834	71,996
EBOS Group, Ltd.	3,359	39,924
Fisher & Paykel Healthcare Corp., Ltd.	42,660	288,644
Freightways, Ltd.	9,567	41,966
Genesis Energy, Ltd.	9,914	14,029
Infratil, Ltd.	53,016	120,137
Kathmandu Holdings, Ltd.	4,554	5,191
Mainfreight, Ltd.	5,720	62,666
Mighty River Power, Ltd.	25,181	50,866
New Zealand Oil & Gas, Ltd. (I)	38,161	12,505
Nuplex Industries, Ltd.	25,956	93,230
PGG Wrightson, Ltd.	8,197	2,264
Pike River Coal, Ltd. (I)	21,968	0
Port of Tauranga, Ltd.	5,763	73,103
Ryman Healthcare, Ltd.	24,254	139,955
SKY Network Television, Ltd.	18,776	64,505
SKYCITY Entertainment Group, Ltd.	41,562	143,797
Summerset Group Holdings, Ltd.	4,999	15,301
The New Zealand Refining Company, Ltd.	17,531	37,540
The Warehouse Group, Ltd.	9,894	19,809
Tower, Ltd.	12,717	15,654
Trade Me Group, Ltd.	14,357	43,723
Vector, Ltd.	7,803	17,702
Xero, Ltd. (I)	1,310	13,960
		1,574,872
Norway - 0.7%
ABG Sundal Collier Holding ASA	13,972	10,591
American Shipping Company ASA (I)	1,661	5,549
Atea ASA	6,611	63,058
Austevoll Seafood ASA	7,284	59,775
Bonheur ASA	1,100	7,433
BW Offshore, Ltd.	30,800	4,823
Det Norske Oljeselskap ASA (I)	1,725	12,883
DNO ASA (I)	26,366	20,210
Ekornes ASA	207	2,292
Farstad Shipping ASA	390	626
Ganger Rolf ASA	700	3,759
Hexagon Composites ASA	3,589	10,089
Hoegh LNG Holdings, Ltd.	2,568	27,399
Kongsberg Automotive ASA (I)	29,400	25,478
Kvaerner ASA	11,623	9,880
Nordic Semiconductor ASA (I)(L)	7,334	40,775
Norwegian Air Shuttle ASA (I)(L)	2,388	89,667
Opera Software ASA	6,623	52,619
Petroleum Geo-Services ASA	2,636	7,350
Prosafe SE	9,426	5,542
REC Silicon ASA (I)	135,975	22,897
Sevan Marine ASA (I)	2,068	4,838
Solstad Offshore ASA	2,340	4,625
SpareBank 1 SMN	3,890	24,778
Tomra Systems ASA	7,820	81,376
Vard Holdings, Ltd. (I)	26,000	3,823
Veidekke ASA	6,400	86,857
Wilh Wilhelmsen ASA	3,110	15,403
Wilh Wilhelmsen Holding ASA, Class A	1,300	24,493
		728,888
Peru - 0.0%
Hochschild Mining PLC (I)	16,530	21,807
Portugal - 0.4%
Altri SGPS SA	9,239	40,233
Banco BPI SA (I)	23,984	34,188
Banco Comercial Portugues SA (I)	596,434	24,194
Mota-Engil SGPS SA	5,366	11,356
NOS SGPS	17,437	116,134
Portucel SA	23,933	87,002
REN - Redes Energeticas Nacionais SGPS SA	12,164	39,825
Sonae SGPS SA	50,046	60,238
Teixeira Duarte SA	21,736	6,930
		420,100
Singapore - 1.1%
ASL Marine Holdings, Ltd.	19,600	4,284
Banyan Tree Holdings, Ltd.	54,000	21,510
Biosensors International Group, Ltd.	63,000	38,565
Boustead Projects Pte, Ltd. (I)	3,000	1,443
Boustead Singapore, Ltd.	10,000	6,490
Bukit Sembawang Estates, Ltd.	16,000	51,223
Cape PLC	836	2,699
China Aviation Oil Singapore Corp., Ltd.	14,400	8,379
China Merchants Holdings Pacific, Ltd.	37,800	23,016
Chip Eng Seng Corp., Ltd.	33,000	17,410
COSCO Corp. Singapore, Ltd.	80,000	21,344
Creative Technology, Ltd. (I)	6,650	5,416
CSE Global, Ltd.	34,000	11,581
CWT, Ltd.	10,200	14,835
Ezion Holdings, Ltd.	101,000	42,662
Far East Orchard, Ltd.	5,000	5,551
First Resources, Ltd.	19,300	28,959
Gallant Venture, Ltd. (I)	71,000	10,798

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
GL, Ltd.	51,700	$33,526
GMG Global, Ltd. (I)	4,600	2,046
Golden Agri-Resources, Ltd.	25,400	7,727
Ho Bee Investment, Ltd.	18,000	29,227
Hong Fok Corp., Ltd.	48,000	27,698
Hong Leong Asia, Ltd.	13,000	7,179
HTL International Holdings, Ltd. (I)	34,000	18,040
Hyflux, Ltd.	24,000	10,682
Indofood Agri Resources, Ltd.	25,000	11,216
Keppel Infrastructure Trust	83,600	30,705
M1, Ltd.	16,900	32,587
Metro Holdings, Ltd.	31,600	22,274
Midas Holdings, Ltd.	86,000	17,836
Neptune Orient Lines, Ltd. (I)	16,100	15,168
Olam International, Ltd.	8,200	10,468
OSIM International, Ltd.	18,500	18,814
OUE, Ltd.	3,100	3,874
Petra Foods, Ltd.	21,900	45,411
Raffles Medical Group, Ltd.	4,400	14,717
Rotary Engineering, Ltd.	22,000	5,878
SATS, Ltd.	19,100	55,953
SBS Transit, Ltd.	5,000	7,933
Sembcorp Industries, Ltd.	6,600	14,772
Sembcorp Marine, Ltd.	47,000	57,447
Sia Engineering Company, Ltd.	1,700	4,542
Sinarmas Land, Ltd.	94,200	34,302
Singapore Post, Ltd.	29,900	36,255
SMRT Corp., Ltd.	26,500	29,680
Stamford Land Corp., Ltd.	59,000	21,872
Super Group, Ltd.	27,000	19,809
Swiber Holdings, Ltd. (I)	15,000	2,112
Tat Hong Holdings, Ltd.	31,000	14,617
United Engineers, Ltd.	38,000	65,912
UOB-Kay Hian Holdings, Ltd.	33,503	34,822
UOL Group, Ltd.	3,800	16,924
Venture Corp., Ltd.	9,500	58,894
Wing Tai Holdings, Ltd.	21,205	27,661
XP Power, Ltd.	482	11,078
Yeo Hiap Seng, Ltd.	1,104	1,057
Yongnam Holdings, Ltd. (I)	21,750	6,029
		1,202,909
South Africa - 0.0%
Petra Diamonds, Ltd.	21,255	32,154
Spain - 2.3%
Acciona SA	1,589	122,796
Acerinox SA	8,752	101,107
Adveo Group International SA	702	3,369
Almirall SA	5,019	84,187
Atresmedia Corp de Medios
de Comunicacion SA	3,644	39,842
Bolsas y Mercados Espanoles SA (L)	5,350	172,275
Caja de Ahorros del Mediterraneo (I)	5,428	0
Cie Automotive SA	1,905	34,254
Construcciones y Auxiliar de Ferrocarriles SA	117	37,311
Distribuidora Internacional de Alimentacion SA	26,359	136,580
Duro Felguera SA	5,568	9,684
Ebro Foods SA	6,186	134,825
Elecnor SA	2,026	16,948
Ence Energia y Celulosa SA	9,506	31,952
Faes Farma SA	19,708	62,008
Fluidra SA	3,227	13,524
Fomento de Construcciones y Contratas SA (I)	2,387	20,611
Gamesa Corporacion Tecnologica SA	12,762	251,148
Grupo Catalana Occidente SA	2,531	71,741
Indra Sistemas SA (I)(L)	7,450	86,513
Inmobiliaria Colonial SA (I)	30,332	22,426
Laboratorios Farmaceuticos Rovi SA	1,750	29,410
Liberbank SA (I)	6,474	8,007
Mediaset Espana Comunicacion SA	7,779	89,285
Melia Hotels International SA	5,357	62,895
NH Hotel Group SA (I)	13,441	61,688
Nmas1 Dinamia SA	1,181	10,296
Obrascon Huarte Lain SA	4,278	27,242
Papeles y Cartones de Europa SA	4,678	29,761
Pescanova SA (I)	1,602	0
Pharma Mar SA (I)	13,550	39,755
Promotora de Informaciones SA, Class A (I)	2,575	16,977
Prosegur Cia de Seguridad SA	14,186	79,794
Sacyr SA	19,140	36,775
Tecnicas Reunidas SA	2,298	64,464
Tubacex SA	6,252	14,692
Tubos Reunidos SA	9,106	6,763
Vidrala SA	1,617	95,253
Viscofan SA	3,523	210,618
Vocento SA (I)	9,411	13,752
Zardoya Otis SA	5,904	68,529
		2,419,057
Sweden - 3.5%
AAK AB	2,029	161,053
Acando AB	6,279	15,315
AddLife AB (I)	1,254	16,682
AddTech AB, B Shares	5,019	69,272
AF AB, B Shares	6,380	116,878
Arcam AB (I)	583	12,583
Atrium Ljungberg AB, B Shares	780	13,470
Avanza Bank Holding AB	1,104	49,158
B&B Tools AB, B Shares	2,778	51,154
Beijer Alma AB	715	19,075
Beijer Ref AB	2,250	58,424
Betsson AB (I)	7,923	122,770
Bilia AB, A Shares	3,440	76,997
BillerudKorsnas AB	8,818	143,949
BioGaia AB, B Shares	555	14,762
Bure Equity AB	5,458	46,712
Byggmax Group AB	1,755	16,093
Castellum AB	8,549	135,716
Clas Ohlson AB, B Shares	3,185	60,788
Cloetta AB, B Shares (I)	7,611	24,155
Concordia Maritime AB, B Shares	2,200	4,519
Dios Fastigheter AB	1,472	10,800
Duni AB	3,514	58,291
East Capital Explorer AB (I)	3,589	23,965
Elekta AB, B Shares	5,852	43,679
Enea AB (I)	1,999	22,622
Eniro AB (I)(L)	29,988	2,935
Fabege AB	6,102	102,818
Fagerhult AB	1,365	27,765
Fastighets AB Balder, B Shares (I)	2,585	65,464
Haldex AB	3,364	29,603
Hemfosa Fastigheter AB	1,471	16,133
HIQ International AB (I)	3,756	23,119
Holmen AB, B Shares	4,455	145,720
Hufvudstaden AB, A Shares	1,525	24,120
Indutrade AB	1,973	121,001
Infant Bacterial Therapeutics AB (I)	55	700

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Intrum Justitia AB	4,673	$164,677
JM AB	6,233	161,303
KappAhl AB	2,691	10,690
Klovern AB, B Shares	10,266	11,607
Kungsleden AB	10,626	75,148
Lindab International AB	6,008	47,987
Loomis AB, B Shares	4,564	128,821
Mekonomen AB	2,150	53,197
Modern Times Group MTG AB, B Shares	2,175	65,077
Munksjo OYJ (I)	33	366
Mycronic AB	3,734	33,690
NCC AB, B Shares	916	33,340
Net Insight AB, B Shares (I)	40,297	23,500
NetEnt AB (I)	1,430	80,664
New Wave Group AB, B Shares	4,353	18,748
Nibe Industrier AB, B Shares	4,267	146,235
Nobia AB	8,526	89,109
Nolato AB, B Shares	1,128	31,598
Nordnet AB, B Shares	5,460	23,295
OEM International AB, B Shares	1,799	28,961
Peab AB	14,016	123,873
Ratos AB, B Shares	10,353	66,311
Saab AB, B Shares	1,752	60,030
SAS AB (I)(L)	13,979	39,729
Sensys Gatso Group AB (I)(L)	18,211	5,506
SkiStar AB	222	3,183
SSAB AB, A Shares (I)	882	3,163
Sweco AB, B Shares	4,462	73,388
Wallenstam AB, B Shares	9,275	80,032
Wihlborgs Fastigheter AB	3,088	65,493
		3,696,981
Switzerland - 5.5%
AFG Arbonia-Forster Holding AG (I)	1,795	21,192
Allreal Holding AG (I)	841	121,718
Alpiq Holding AG (I)	155	10,564
APG SGA SA	88	36,772
Aryzta AG (I)	1,152	47,607
Ascom Holding AG	3,277	61,466
Autoneum Holding AG (I)	263	67,610
Bachem Holding AG	14	863
Baloise Holding AG	1,441	182,909
Bank Coop AG	801	35,558
Banque Cantonale de Geneve	12	3,474
Banque Cantonale Vaudoise	91	63,412
Barry Callebaut AG (I)	17	18,432
Belimo Holding AG	21	56,987
Bell AG	9	35,812
Berner Kantonalbank AG	285	57,180
BKW AG	294	12,360
Bobst Group SA	632	38,039
Bossard Holding AG (I)	447	47,098
Bucher Industries AG	547	132,807
Burckhardt Compression Holding AG	228	78,127
Burkhalter Holding AG	218	28,979
Calida Holding AG (I)	285	10,274
Cembra Money Bank AG (I)	382	26,663
Charles Voegele Holding AG (I)	998	5,542
Cicor Technologies (I)	277	6,911
Clariant AG (I)	6,424	116,205
Coltene Holding AG	170	11,479
Conzzeta AG	16	10,668
Daetwyler Holding AG	673	100,266
DKSH Holding AG (I)	778	53,213
dorma+kaba Holding AG (I)	239	152,426
Dufry AG (I)	323	39,669
Edmond de Rothschild Suisse SA	1	16,753
EFG International AG (I)	4,687	26,765
Emmi AG (I)	226	123,410
Energiedienst Holding AG	559	13,080
Ferrexpo PLC	5,662	2,261
Flughafen Zuerich AG	271	242,436
Forbo Holding AG (I)	109	131,926
GAM Holding AG (I)	10,480	151,427
Gategroup Holding AG (I)	1,251	55,822
Georg Fischer AG	265	214,003
Gurit Holding AG (I)	22	13,723
Helvetia Holding AG	463	264,570
Huber & Suhner AG	304	15,806
Implenia AG	994	62,416
Inficon Holding AG (I)	129	42,548
Interroll Holding AG (I)	38	33,430
Intershop Holding AG	112	55,010
Kardex AG (I)	420	34,574
Katanga Mining, Ltd. (I)	44,256	5,452
Komax Holding AG	339	76,826
Kudelski SA	3,337	56,883
Kuoni Reisen Holding AG (I)	265	99,458
LEM Holding SA	42	35,590
Logitech International SA	1,671	26,586
Logitech International SA	5,484	87,156
Luzerner Kantonalbank AG	254	104,662
Metall Zug AG, B Shares	5	14,417
Meyer Burger Technology AG (I)	4,318	15,468
Mobilezone Holding AG	2,429	36,582
Mobimo Holding AG (I)	463	112,699
OC Oerlikon Corp. AG (I)	9,053	93,368
Orascom Development Holding AG (I)	533	4,779
Orell Fuessli Holding AG (I)	136	17,815
Orior AG (I)	169	10,978
Panalpina Welttransport Holding AG	858	95,826
Phoenix Mecano AG	62	27,651
Plazza AG (I)	16	3,413
PSP Swiss Property AG (I)	1,672	160,771
Rieter Holding AG (I)	251	54,191
Romande Energie Holding SA	43	42,739
Schaffner Holding AG (I)	40	8,674
Schmolz & Bickenbach AG (I)	55,184	40,732
Schweiter Technologies AG	80	73,745
Siegfried Holding AG (I)	210	38,722
St. Galler Kantonalbank AG	125	53,081
Straumann Holding AG	672	231,298
Sulzer AG	639	63,365
Swissquote Group Holding SA	328	8,145
Tamedia AG	201	34,708
Tecan Group AG	559	84,989
Temenos Group AG (I)	4,640	253,501
U-Blox AG (I)	323	62,033
Valiant Holding AG	1,060	112,934
Valora Holding AG	291	72,663
Vaudoise Assurances Holding SA	111	60,120
Vetropack Holding AG	3	4,953
Von Roll Holding AG (I)	7,878	5,652
Vontobel Holding AG	1,927	83,548
VZ Holding AG	37	9,780
Ypsomed Holding AG (I)	276	39,386
Zehnder Group AG	615	24,815

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Zug Estates Holding AG, B Shares (I)	8	$13,236
Zuger Kantonalbank AG	17	87,921
		5,843,553
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.0%
Lamprell PLC (I)	33,134	43,550
United Kingdom - 16.2%
A.G.BARR PLC	7,680	58,254
Acacia Mining PLC (I)	2,512	10,118
Afren PLC (I)	55,554	1,424
Alizyme PLC (I)	22,479	0
Amec Foster Wheeler PLC	9,192	59,310
Anglo Pacific Group PLC	12,147	12,667
Ashmore Group PLC	4,577	18,864
AVEVA Group PLC	721	16,294
Balfour Beatty PLC (I)	46,053	168,477
BBA Aviation PLC	65,305	187,721
Beazley PLC	34,635	178,467
Bellway PLC	8,717	327,899
Berendsen PLC	10,915	188,268
BGEO Group PLC	252	7,338
Bodycote PLC	15,683	135,625
Booker Group PLC	63,830	157,775
Bovis Homes Group PLC	10,397	138,811
Braemar Shipping Services PLC	1,328	8,509
Brammer PLC	8,722	21,809
Brewin Dolphin Holdings PLC	15,013	55,945
British Polythene Industries PLC	3,531	35,629
Britvic PLC	13,911	141,774
BTG PLC (I)	6,596	58,793
Cable & Wireless Communications PLC	136,109	150,151
Capital & Counties Properties PLC	13,116	62,050
Carillion PLC (L)	27,252	115,043
Charles Taylor PLC	4,285	17,252
Chemring Group PLC	15,378	29,350
Chesnara PLC	4,750	22,437
Cineworld Group PLC	10,316	79,479
Close Brothers Group PLC	10,738	194,235
Cobham PLC	49,794	155,061
Communisis PLC	1	1
Computacenter PLC	6,677	80,346
Concentric AB	3,667	41,550
Connect Group PLC	21,090	47,892
Consort Medical PLC	799	12,326
Costain Group PLC	4,797	24,427
Cranswick PLC	3,940	120,494
Daily Mail & General Trust PLC	14,473	144,404
Dairy Crest Group PLC	14,003	124,185
Darty PLC	13,940	26,232
De La Rue PLC	6,976	44,725
Debenhams PLC	91,915	99,173
Dechra Pharmaceuticals PLC	4,401	76,142
Devro PLC	5,754	24,290
Dialight PLC	105	860
Dialog Semiconductor PLC (I)	5,144	203,027
Dignity PLC	4,231	150,348
Diploma PLC	6,124	65,091
Domino’s Pizza Group PLC	9,994	144,622
Drax Group PLC	30,783	120,142
DS Smith PLC	64,440	376,995
Dunelm Group PLC	5,863	76,793
e2v technologies PLC	2,485	7,660
Electrocomponents PLC	31,661	109,432
Elementis PLC	28,876	99,167
EnQuest PLC (I)	53,014	18,153
Enterprise Inns PLC (I)	40,990	56,126
Essentra PLC	14,966	177,682
Euromoney Institutional Investor PLC	3,412	46,102
Evraz PLC (I)	13,121	16,919
Fenner PLC	9,083	17,690
Fidessa Group PLC	2,560	89,432
Findel PLC (I)	8,139	22,018
Firstgroup PLC (I)	88,330	122,425
Foxtons Group PLC (I)	3,074	7,168
Galliford Try PLC	6,450	132,708
Gem Diamonds, Ltd.	12,666	20,043
Genus PLC	4,351	95,378
Go-Ahead Group PLC	2,216	83,871
Greene King PLC	20,833	260,425
Greggs PLC	7,878	122,918
Halfords Group PLC	15,547	88,157
Halma PLC	21,707	283,733
Hays PLC	78,663	136,555
Headlam Group PLC	4,631	34,359
Helical Bar PLC	8,263	45,834
Henderson Group PLC	64,172	237,376
Hill & Smith Holdings PLC	6,401	82,950
Home Retail Group PLC	14,484	34,466
HomeServe PLC	22,230	137,532
Howden Joinery Group PLC	32,781	225,000
Hunting PLC	9,804	44,898
ICAP PLC	28,878	196,413
IG Group Holdings PLC	21,765	249,660
Imagination Technologies Group PLC (I)(L)	16,400	44,490
IMI PLC	1,599	21,840
Inchcape PLC	26,025	269,926
Indivior PLC	2,919	6,826
Informa PLC	26,309	261,817
Intermediate Capital Group PLC	13,522	120,013
International Personal Finance PLC	12,526	52,410
Interserve PLC	9,571	59,632
IP Group PLC (I)	127	320
ITE Group PLC	16,803	35,388
Ithaca Energy, Inc. (I)	15,580	8,037
J.D. Wetherspoon PLC	5,468	55,224
James Fisher & Sons PLC	4,579	86,711
Jardine Lloyd Thompson Group PLC	8,402	101,674
JD Sports Fashion PLC	1,594	25,800
John Menzies PLC	2,832	19,275
John Wood Group PLC	11,502	101,289
Jupiter Fund Management PLC	22,824	133,887
KAZ Minerals PLC (I)	5,608	13,670
KCOM Group PLC	41,789	64,433
Keller Group PLC	4,607	56,905
Kier Group PLC	5,324	98,039
Ladbrokes PLC	55,844	93,375
Laird PLC	25,897	141,360
Lancashire Holdings, Ltd.	16,033	126,762
Lavendon Group PLC	3,421	6,555
Lookers PLC	22,449	51,028
Low & Bonar PLC	22,280	19,849
Man Group PLC	85,474	186,818
Management Consulting Group PLC	217	47
Marshalls PLC	4,569	23,335

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Marston’s PLC	31,530	$68,739
McBride PLC (I)	14,770	34,452
Mears Group PLC	8,289	49,822
Meggitt PLC	15,767	91,915
Melrose Industries PLC	4,902	25,076
Michael Page International PLC	20,236	123,764
Micro Focus International PLC	8,615	193,975
Millennium & Copthorne Hotels PLC	11,024	65,900
Mitchells & Butlers PLC	20,686	82,567
Mitie Group PLC	27,952	103,128
MJ Gleeson PLC	2,770	24,206
Moneysupermarket.com Group PLC	17,796	81,109
Morgan Advanced Materials PLC	22,063	72,007
Morgan Sindall Group PLC	789	9,177
Mothercare PLC (I)	8,741	22,867
MWB Group Holdings PLC (I)	11,618	813
N. Brown Group PLC	13,495	63,281
National Express Group PLC	34,580	170,416
NCC Group PLC	13,335	47,944
Northgate PLC	1,332	7,712
Novae Group PLC	2,664	33,615
Ocado Group PLC (I)	2,910	12,104
Ophir Energy PLC (I)	7,595	8,382
Oxford Instruments PLC	2,533	24,347
PayPoint PLC	4,414	47,396
Pendragon PLC	63,903	33,477
Pennon Group PLC	18,559	215,837
Petrofac, Ltd.	4,438	58,570
Petropavlovsk PLC (I)	13,086	1,343
Pets at Home Group PLC	616	2,381
Photo-Me International PLC	9,981	25,378
Poundland Group PLC	177	396
Premier Farnell PLC	19,707	31,981
Premier Foods PLC (I)	41,106	33,599
Premier Oil PLC (I)	29,180	18,472
Punch Taverns PLC (I)	1,008	1,359
PZ Cussons PLC	16,024	69,476
QinetiQ Group PLC	52,160	170,561
Rank Group PLC	3,844	13,989
Rathbone Brothers PLC	2,792	84,607
Redrow PLC	24,204	139,581
Renishaw PLC	2,008	52,839
Rentokil Initial PLC	98,343	249,383
Ricardo PLC	2,717	32,603
Rightmove PLC	5,015	302,838
RM PLC	8,752	16,714
Rotork PLC	60,697	159,127
RPC Group PLC	21,241	231,369
RPS Group PLC	17,736	52,693
Savills PLC	9,220	100,303
SDL PLC	7,019	41,601
Senior PLC	24,546	80,362
Shanks Group PLC	35,094	41,710
SIG PLC	25,405	53,192
Skyepharma PLC (I)	753	4,834
Soco International PLC	16,636	37,879
Spectris PLC	7,772	205,132
Speedy Hire PLC	24,369	13,628
Spirax-Sarco Engineering PLC	5,227	272,881
Spirent Communications PLC	48,511	61,244
Sportech PLC (I)	11,390	10,787
St. Ives PLC	3,492	11,361
St. Modwen Properties PLC	14,271	61,836
Stagecoach Group PLC	27,597	99,725
SThree PLC	8,144	36,677
Stobart Group, Ltd.	1,253	1,892
Stolt-Nielsen, Ltd.	620	6,983
STV Group PLC	2,685	16,307
SuperGroup PLC	424	8,641
Synthomer PLC	11,245	58,823
TalkTalk Telecom Group PLC (L)	31,116	106,019
Tate & Lyle PLC	15,373	127,412
Ted Baker PLC	1,270	49,671
Telecom Plus PLC	3,621	47,852
The Restaurant Group PLC	10,421	58,659
The Unite Group PLC	12,292	112,156
The Vitec Group PLC	1,430	11,724
Thomas Cook Group PLC (I)	66,442	88,483
Topps Tiles PLC	15,591	32,875
Tribal Group PLC	7,453	5,441
Trinity Mirror PLC	11,839	22,336
TT Electronics PLC	14,769	31,537
Tullett Prebon PLC	16,882	85,303
U & I Group PLC	5,560	14,870
UBM PLC	25,273	217,755
UK Mail Group PLC	2,810	11,660
Ultra Electronics Holdings PLC	2,489	64,371
Vectura Group PLC (I)	32,482	75,797
Vesuvius PLC	21,699	103,359
Victrex PLC	4,968	117,394
Volex PLC (I)	3,136	1,718
Vp PLC	637	6,015
W.S. Atkins PLC	6,846	134,405
WH Smith PLC	8,112	211,310
William Hill PLC	48,853	228,567
Wilmington PLC	8,076	29,954
Wincanton PLC (I)	7,151	17,216
Wireless Group PLC (I)	4,980	13,741
Xaar PLC	1,413	9,872
Xchanging PLC	19,640	53,962
Zeal Network SE	349	16,451
		17,204,849
United States - 0.1%
Alacer Gold Corp. (I)	14,491	26,220
Argonaut Gold, Inc. (I)	6,900	10,094
Diligent Corp. (I)	3,169	15,384
Sims Metal Management, Ltd.	15,252	100,905
Thompson Creek Metals Company, Inc. (I)	11,493	2,773
		155,376
TOTAL COMMON STOCKS (Cost $105,752,928)		$105,571,431

PREFERRED SECURITIES - 0.2%
Germany - 0.2%
Draegerwerk AG & Company KGaA	104	7,049
Fuchs Petrolub SE	2,291	102,085
Jungheinrich AG	483	44,005
Sartorius AG	146	37,131
Sixt SE	247	10,549
STO SE & Company KGaA	124	15,738
Villeroy & Boch AG	625	10,249
		226,806
TOTAL PREFERRED SECURITIES (Cost $210,675)		$226,806

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
RIGHTS - 0.0%
Delta Lloyd NV (Expiration Date: 04/07/2016;
Strike Price: EUR 2.85) (I)	11,223	$15,716
TOTAL RIGHTS (Cost $37,716)		$15,716

SECURITIES LENDING COLLATERAL - 1.8%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	187,964	1,880,825
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,880,704)		$1,880,825
Total Investments (International Small Company Trust)
(Cost $107,882,023) - 101.3%		$107,694,778
Other assets and liabilities, net - (1.3%)		(1,394,012)
TOTAL NET ASSETS - 100.0%		$106,300,766

International Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.2%
Australia - 1.5%
Origin Energy, Ltd.	1,578,725	$6,148,606
WorleyParsons, Ltd. (L)	1,589,979	6,567,770
		12,716,376
Belgium - 0.7%
UCB SA	70,360	5,370,957
Brazil - 0.8%
BM&FBovespa SA	1,465,600	6,268,944
Canada - 7.5%
Barrick Gold Corp.	865,030	11,747,107
Cenovus Energy, Inc. (L)	550,500	7,163,388
Ensign Energy Services, Inc.	777,400	3,579,482
HudBay Minerals, Inc.	1,216,100	4,457,083
Precision Drilling Corp. (L)	2,106,400	8,822,957
Silver Wheaton Corp. (L)	1,051,500	17,447,411
Suncor Energy, Inc.	288,200	8,026,328
		61,243,756
China - 5.9%
China Life Insurance Company, Ltd., H Shares	1,634,000	4,015,146
China Telecom Corp., Ltd., H Shares	20,958,427	11,095,886
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	2,581,800	5,104,955
Sinopec Engineering Group Company, Ltd.,
H Shares	8,961,000	7,251,718
Sinopharm Group Company, Ltd., H Shares	1,348,000	6,091,951
Springland International Holdings, Ltd. (L)	11,244,700	2,234,269
Trina Solar, Ltd., ADR (I)(L)	1,296,991	12,892,091
		48,686,016
France - 9.5%
AXA SA	420,461	9,859,291
BNP Paribas SA	325,606	16,358,672
Cie de Saint-Gobain	151,560	6,657,169
Cie Generale des Etablissements Michelin	113,680	11,614,552
Sanofi	121,223	9,745,843
Societe Generale SA	84,323	3,115,910
Technip SA	216,070	11,974,454
Total SA	190,846	8,683,768
		78,009,659
Germany - 7.0%
Bayer AG	76,310	8,942,049
Deutsche Boerse AG	44,340	3,775,294
Deutsche Lufthansa AG	478,710	7,726,117
Gerresheimer AG	90,920	7,113,647
Merck KGaA	53,744	4,470,636
METRO AG	154,982	4,794,132
MorphoSys AG (I)	84,190	4,052,984
Muenchener Rueckversicherungs-
Gesellschaft AG	22,857	4,638,707
Siemens AG	108,861	11,513,244
		57,026,810
Hong Kong - 5.3%
China Mobile, Ltd.	458,500	5,077,873
Digital China Holdings, Ltd.	4,380,000	5,844,855
First Pacific Company, Ltd.	2,588,750	1,932,910
GCL-Poly Energy Holdings, Ltd. (L)	98,088,000	16,209,069
Haier Electronics Group Company, Ltd.	2,369,000	4,130,184
Kingboard Chemical Holdings, Ltd.	3,910,300	6,744,993
Kunlun Energy Company, Ltd.	3,622,000	3,151,077
		43,090,961
India - 1.2%
Hero MotoCorp, Ltd.	83,700	3,715,273
Jain Irrigation Systems, Ltd.	1,872,382	1,691,718
LIC Housing Finance, Ltd.	618,559	4,585,742
		9,992,733
Israel - 1.9%
Teva Pharmaceutical Industries, Ltd., ADR	291,724	15,610,151
Italy - 2.2%
Eni SpA	555,193	8,384,928
UniCredit SpA	2,683,464	9,673,894
		18,058,822
Japan - 5.5%
Canon, Inc.	114,600	3,417,711
ITOCHU Corp.	594,760	7,308,909
Nissan Motor Company, Ltd.	1,505,800	13,921,491
SoftBank Group Corp.	276,900	13,244,140
Sumitomo Rubber Industries, Ltd.	191,000	2,951,187
Toyota Motor Corp.	74,330	3,942,122
		44,785,560
Netherlands - 6.2%
Aegon NV	1,797,732	9,879,977
ING Groep NV	323,890	3,875,943
QIAGEN NV (I)	420,910	9,359,551
Royal Dutch Shell PLC, B Shares	517,426	12,591,405
SBM Offshore NV (I)	1,173,310	14,903,831
		50,610,707
Norway - 0.0%
Telenor ASA	7,729	124,971
Russia - 0.3%
Lukoil PJSC, ADR	68,678	2,654,405
Singapore - 0.8%
United Overseas Bank, Ltd.	451,400	6,314,182
South Africa - 0.3%
Petra Diamonds, Ltd.	1,836,540	2,778,284
South Korea - 13.5%
Daewoo International Corp.	330,464	6,244,901
Hana Financial Group, Inc.	859,668	18,652,042
Hyundai Mobis Company, Ltd.	49,336	10,749,217

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Motor Company	36,523	$4,874,232
KB Financial Group, Inc., ADR	733,361	20,233,430
KIWOOM Securities Company, Ltd.	70,796	4,135,297
Korea Investment Holdings Company, Ltd.	112,346	4,321,475
Samsung Electronics Company, Ltd.	35,704	40,974,163
		110,184,757
Spain - 0.4%
Tecnicas Reunidas SA (L)	124,462	3,491,429
Sweden - 0.7%
Getinge AB, B Shares (L)	262,002	6,027,206
Switzerland - 7.2%
ABB, Ltd. (I)	455,600	8,875,686
Basilea Pharmaceutica (I)	34,270	2,414,721
Credit Suisse Group AG (I)	836,789	11,817,097
GAM Holding AG (I)	219,280	3,168,402
Glencore PLC (I)	7,019,590	15,783,228
Roche Holding AG	45,532	11,179,940
Swiss Re AG	61,481	5,677,135
		58,916,209
Taiwan - 1.2%
MediaTek, Inc.	873,000	6,696,670
Quanta Computer, Inc.	1,642,000	2,865,641
		9,562,311
Thailand - 1.1%
Bangkok Bank PCL, NVDR	1,236,700	6,321,952
PTT Exploration & Production PCL	1,443,600	2,878,094
		9,200,046
United Kingdom - 14.0%
Aviva PLC	1,319,940	8,618,447
BAE Systems PLC	1,545,061	11,270,079
Barclays PLC	2,845,860	6,108,904
BP PLC	1,638,085	8,195,909
Carillion PLC (L)	1,441,700	6,086,049
HSBC Holdings PLC	1,359,500	8,454,655
Johnson Matthey PLC	155,816	6,125,183
Kingfisher PLC	997,670	5,381,008
Marks & Spencer Group PLC	1,558,570	9,082,298
Petrofac, Ltd.	1,161,960	15,334,757
Standard Chartered PLC	1,145,837	7,749,281
Subsea 7 SA (I)	567,543	4,281,126
Tesco PLC	4,125,340	11,330,154
Vodafone Group PLC	1,962,712	6,236,806
		114,254,656
United States - 2.5%
Halliburton Company	429,690	15,348,527
Stillwater Mining Company (I)(L)	482,670	5,140,436
		20,488,963
TOTAL COMMON STOCKS (Cost $890,678,509)		$795,468,871

SECURITIES LENDING COLLATERAL - 7.4%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	6,050,631	60,544,431
TOTAL SECURITIES LENDING
COLLATERAL (Cost $60,542,774)		$60,544,431

SHORT-TERM INVESTMENTS - 2.0%
U.S. Government Agency - 2.0%
Federal Agricultural Mortgage Corp.
1.500%, 04/01/2016*	$9,700,000	$9,700,000
Federal Home Loan Mortgage Corp.
0.200%, 04/01/2016*	7,000,000	7,000,000
		16,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $16,700,000)		$16,700,000
Total Investments (International Value Trust)
(Cost $967,921,283) - 106.6%		$872,713,302
Other assets and liabilities, net - (6.6%)		(53,961,570)
TOTAL NET ASSETS - 100.0%		$818,751,732

Investment Quality Bond Trust
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 52.1%
U.S. Government - 9.6%
Treasury Inflation Protected Securities
0.125%, 07/15/2024	$5,781,787	$5,803,244
0.250%, 01/15/2025	11,282,369	11,381,064
0.375%, 07/15/2025	2,902,066	2,966,039
U.S. Treasury Bonds
2.500%, 02/15/2045 (D)	1,204,000	1,174,229
2.500%, 02/15/2046	648,000	631,901
3.000%, 11/15/2044	3,000	3,238
3.000%, 11/15/2045 (D)	2,302,000	2,486,070
5.375%, 02/15/2031	3,000	4,303
U.S. Treasury Notes
1.750%, 09/30/2019 (D)	2,200,000	2,257,493
2.750%, 02/15/2024	66,000	71,491
		26,779,072
U.S. Government Agency - 42.5%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)	2,300,000	2,404,398
3.000%, 04/01/2045 to 10/01/2045	3,612,368	3,702,620
3.500%, 03/01/2046	5,800,000	6,080,045
4.000%, TBA (C)	8,400,000	8,966,562
4.500%, TBA (C)	2,200,000	2,389,062
5.000%, 12/01/2034	300,318	332,765
6.500%, 04/01/2029 to 08/01/2034	22,854	26,794
7.500%, 08/01/2025 to 05/01/2028	10,012	11,660
Federal National Mortgage Association
2.500%, TBA (C)	1,600,000	1,642,516
2.500%, 12/01/2042 to 04/01/2045	1,888,744	1,887,961
2.660%, 03/01/2027	815,000	824,931
2.720%, 03/01/2027	780,000	793,731
2.780%, 03/01/2027	349,000	356,485
2.970%, 06/01/2027 to 06/01/2030	1,281,000	1,301,375
3.000%, TBA (C)	32,850,000	33,700,036
3.000%, 04/01/2046	4,300,000	4,415,131
3.500%, TBA (C)	11,100,000	11,639,417

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
3.500%, 01/01/2046 to 02/01/2046		$10,611,114	$11,140,865
4.000%, TBA (C)		5,600,000	5,984,708
4.500%, TBA (C)		3,100,000	3,372,218
5.000%, TBA (C)		1,800,000	1,990,828
Government National
Mortgage Association
3.000%, 04/15/2045 to 01/20/2046		5,504,536	5,708,178
3.500%, TBA (C)		2,400,000	2,537,280
4.000%, TBA (C)		4,300,000	4,596,358
4.000%, 11/15/2040 to 02/15/2042		114,159	122,915
4.500%, TBA (C)		2,300,000	2,470,723
6.000%, 08/15/2032 to 04/15/2035		83,374	97,448
6.500%, 06/15/2028 to 02/15/2035		46,285	54,411
7.000%, 11/15/2031 to 11/15/2033		306,324	365,264
8.000%, 07/15/2030		6,135	7,542
			118,924,227
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $143,480,696)			$145,703,299

FOREIGN GOVERNMENT
OBLIGATIONS - 1.8%
Argentina - 0.1%
Republic of Argentina
2.260%, 12/31/2038 (H)	EUR	290,000	192,431
Brazil - 0.6%
Federative Republic of Brazil
6.000%, 08/15/2016 to 08/15/2022	BRL	1,621,000	1,277,824
13.611%, 04/01/2016 (Z)		1,308,000	363,579
			1,641,403
Colombia - 0.1%
Republic of Colombia
3.000%, 03/25/2033	COP	503,065,193	142,849
Japan - 0.6%
Government of Japan
0.100%, 08/15/2016	JPY	210,000,000	1,867,141
Romania - 0.1%
Government of Romania
5.800%, 07/26/2027	RON	1,390,000	419,592
Tunisia - 0.1%
Banque Centrale de Tunisie SA
5.750%, 01/30/2025		$200,000	174,276
Uruguay - 0.2%
Republic of Uruguay
3.700%, 06/26/2037	UYU	6,692,647	169,912
4.250%, 04/05/2027		15,934,333	464,470
4.375%, 12/15/2028		2,391,041	70,446
			704,828
Venezuela - 0.0%
Republic of Venezuela
6.000%, 12/09/2020		$75,000	25,125
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,490,407)			$5,167,645

CORPORATE BONDS - 34.2%
Consumer discretionary - 4.7%
21st Century Fox America, Inc.
3.700%, 10/15/2025		160,000	167,605
7.750%, 01/20/2024		272,000	329,875
7.850%, 03/01/2039		225,000	310,347
Buffalo Thunder Development Authority
11.000%, 12/09/2022 (S)		39,655	19,828
CBS Corp.
4.000%, 01/15/2026		85,000	88,823
CCO Holdings LLC
5.125%, 02/15/2023		5,000	5,100
5.250%, 09/30/2022		75,000	77,250
5.750%, 09/01/2023		35,000	36,313
CCO Safari II LLC
3.579%, 07/23/2020 (S)		865,000	884,230
4.464%, 07/23/2022 (S)		225,000	235,727
4.908%, 07/23/2025 (S)		520,000	548,708
6.484%, 10/23/2045 (S)		590,000	656,672
Comcast Cable Communications LLC
8.500%, 05/01/2027		206,000	289,739
Comcast Corp.
2.750%, 03/01/2023		665,000	687,079
3.150%, 03/01/2026		550,000	572,578
4.750%, 03/01/2044		195,000	220,019
Cox Communications, Inc.
4.800%, 02/01/2035 (S)		150,000	131,234
DISH DBS Corp.
5.875%, 07/15/2022		10,000	9,475
6.750%, 06/01/2021		206,000	212,695
Ford Motor Credit Company LLC
1.461%, 03/27/2017		775,000	773,975
3.200%, 01/15/2021		850,000	869,514
4.207%, 04/15/2016		100,000	100,089
General Motors Company
6.600%, 04/01/2036		120,000	132,074
6.750%, 04/01/2046		50,000	56,853
General Motors Financial Company, Inc.
2.400%, 04/10/2018		300,000	299,969
3.500%, 07/10/2019		660,000	676,912
4.750%, 08/15/2017		545,000	562,642
5.250%, 03/01/2026		280,000	293,838
Group 1 Automotive, Inc.
5.000%, 06/01/2022		80,000	79,200
Grupo Televisa SAB
6.125%, 01/31/2046		200,000	212,000
Lamar Media Corp.
5.750%, 02/01/2026 (S)		5,000	5,250
Lennar Corp.
4.875%, 12/15/2023		15,000	15,000
Liberty Interactive LLC
8.250%, 02/01/2030		160,000	164,000
McDonald’s Corp.
2.750%, 12/09/2020		120,000	124,340
Meritage Homes Corp.
6.000%, 06/01/2025		90,000	90,000
Omnicom Group, Inc.
3.600%, 04/15/2026		240,000	245,951
PulteGroup, Inc.
4.250%, 03/01/2021		10,000	10,150
Sally Holdings LLC
5.625%, 12/01/2025		20,000	21,300
Sky PLC
2.625%, 09/16/2019 (S)		290,000	293,074

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
TEGNA, Inc.
5.125%, 10/15/2019 to 07/15/2020	$305,000	$317,994
Time Warner Cable, Inc.
4.500%, 09/15/2042	190,000	168,709
5.875%, 11/15/2040	195,000	201,856
6.750%, 07/01/2018	250,000	275,091
8.750%, 02/14/2019	80,000	93,687
Time Warner, Inc.
4.850%, 07/15/2045	225,000	228,951
6.100%, 07/15/2040	180,000	204,914
7.700%, 05/01/2032	173,000	222,146
Toll Brothers Finance Corp.
4.875%, 11/15/2025	20,000	19,800
Videotron, Ltd.
5.375%, 06/15/2024 (S)	175,000	181,563
Volkswagen Group of America
Finance LLC
1.600%, 11/20/2017 (S)	490,000	484,895
Wynn Las Vegas LLC
5.375%, 03/15/2022 (L)	110,000	110,928
		13,019,962
Consumer staples - 2.9%
Altria Group, Inc.
9.250%, 08/06/2019	80,000	98,870
10.200%, 02/06/2039	97,000	177,729
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	565,000	573,173
2.150%, 02/01/2019	85,000	86,875
3.300%, 02/01/2023	1,415,000	1,471,487
4.700%, 02/01/2036	440,000	475,621
4.900%, 02/01/2046	1,515,000	1,692,756
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 07/15/2022	150,000	151,339
3.750%, 07/15/2042	225,000	213,827
BAT International Finance PLC
2.750%, 06/15/2020 (S)	265,000	272,625
CVS Health Corp.
2.800%, 07/20/2020	600,000	622,956
3.875%, 07/20/2025	270,000	291,491
4.875%, 07/20/2035	55,000	61,337
5.125%, 07/20/2045	375,000	434,543
5.750%, 05/15/2041	140,000	171,137
Imperial Brands Finance PLC
2.050%, 07/20/2018 (S)	220,000	220,620
2.950%, 07/21/2020 (S)	300,000	307,719
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	160,000	161,502
2.800%, 07/02/2020 (S)	145,000	148,567
Reynolds American, Inc.
3.250%, 06/12/2020	270,000	282,566
Sysco Corp.
2.500%, 07/15/2021	245,000	247,743
		8,164,483
Energy - 3.6%
Anadarko Petroleum Corp.
5.550%, 03/15/2026	415,000	419,592
5.950%, 09/15/2016	200,000	203,273
6.600%, 03/15/2046	265,000	270,607
6.950%, 06/15/2019	40,000	43,304
Antero Resources Corp.
5.625%, 06/01/2023	45,000	41,400
BP Capital Markets PLC
2.521%, 01/15/2020	105,000	106,646
Cenovus Energy, Inc.
3.000%, 08/15/2022	80,000	71,168
5.200%, 09/15/2043	245,000	200,100
5.700%, 10/15/2019	680,000	682,537
Concho Resources, Inc.
5.500%, 04/01/2023	30,000	29,400
6.500%, 01/15/2022	25,000	24,938
ConocoPhillips Company
3.350%, 11/15/2024	165,000	159,463
4.200%, 03/15/2021	285,000	297,345
4.950%, 03/15/2026	270,000	281,987
Continental Resources, Inc.
5.000%, 09/15/2022	10,000	8,619
DCP Midstream LLC
5.350%, 03/15/2020 (S)	10,000	8,623
9.750%, 03/15/2019 (S)	15,000	14,700
DCP Midstream Operating LP
2.700%, 04/01/2019	20,000	17,870
4.950%, 04/01/2022	20,000	17,579
5.600%, 04/01/2044	30,000	22,083
Ecopetrol SA
5.875%, 05/28/2045	210,000	165,312
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	25,000	26,638
Encana Corp.
6.500%, 05/15/2019	415,000	412,925
Energy Transfer Equity LP
7.500%, 10/15/2020	200,000	192,500
Energy Transfer Partners LP
3.600%, 02/01/2023	510,000	442,555
4.750%, 01/15/2026	45,000	41,275
5.950%, 10/01/2043	395,000	340,297
EOG Resources, Inc.
4.150%, 01/15/2026	120,000	124,432
Exxon Mobil Corp.
2.222%, 03/01/2021	320,000	325,592
2.726%, 03/01/2023	270,000	274,682
3.043%, 03/01/2026	135,000	138,233
Halliburton Company
2.700%, 11/15/2020	155,000	157,427
Harvest Operations Corp.
6.875%, 10/01/2017	165,000	100,238
Hess Corp.
5.600%, 02/15/2041	120,000	107,062
6.000%, 01/15/2040	140,000	130,136
Kerr-McGee Corp.
6.950%, 07/01/2024	345,000	365,299
Kinder Morgan Energy Partners LP
5.300%, 09/15/2020	80,000	83,373
6.850%, 02/15/2020	55,000	60,116
Kinder Morgan, Inc.
5.050%, 02/15/2046	330,000	280,269
Magellan Midstream Partners LP
5.000%, 03/01/2026	85,000	91,962
Marathon Oil Corp.
2.700%, 06/01/2020	320,000	271,655
MEG Energy Corp.
7.000%, 03/31/2024 (S)	62,000	36,890
MPLX LP
4.875%, 12/01/2024 to 06/01/2025 (S)	80,000	73,434

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Nexen Energy ULC
6.200%, 07/30/2019		$90,000	$99,377
Noble Energy, Inc.
4.150%, 12/15/2021		185,000	184,817
Petrobras Global Finance BV
5.375%, 10/01/2029	GBP	150,000	133,933
6.750%, 01/27/2041		$215,000	153,188
Petroleos Mexicanos
5.500%, 02/04/2019 (S)		225,000	235,688
5.500%, 06/27/2044		500,000	416,250
6.375%, 02/04/2021 (S)		115,000	122,648
Pioneer Natural Resources Company
3.450%, 01/15/2021		30,000	29,855
3.950%, 07/15/2022		70,000	70,738
4.450%, 01/15/2026		200,000	201,661
QEP Resources, Inc.
6.800%, 03/01/2020		5,000	4,656
Regency Energy Partners LP
5.875%, 03/01/2022		50,000	48,598
SM Energy Company
6.125%, 11/15/2022		20,000	14,650
Statoil ASA
3.700%, 03/01/2024		56,000	58,516
3.950%, 05/15/2043		300,000	286,006
Sunoco Logistics Partners Operations LP
4.250%, 04/01/2024		160,000	146,929
Tesoro Corp.
5.125%, 04/01/2024		45,000	44,213
Tesoro Logistics LP
5.500%, 10/15/2019 (S)		55,000	54,588
6.250%, 10/15/2022 (S)		85,000	84,575
Williams Partners LP
3.600%, 03/15/2022		520,000	426,996
4.300%, 03/04/2024		210,000	174,703
WPX Energy, Inc.
5.250%, 09/15/2024		30,000	20,850
6.000%, 01/15/2022		20,000	14,600
			10,191,571
Financials - 14.4%
American International Group, Inc.
4.700%, 07/10/2035		175,000	173,195
American Tower Corp.
3.400%, 02/15/2019		270,000	277,055
3.450%, 09/15/2021		375,000	383,641
Banco Bilbao Vizcaya Argentaria SA
(7.000% to 02/19/2019, then 5 Year
Euro Swap Rate + 6.155%)
02/19/2019 (Q)	EUR	400,000	422,264
Banco Bilbao Vizcaya Argentaria SA
(9.000% to 05/09/2018, then 5 Year
U.S. Swap Rate + 8.262%)
05/09/2018 (Q)		$600,000	616,770
Banco Santander SA (6.250% to
09/11/2021, then 5 Year Euro Swap
Rate + 5.640%)
09/11/2021 (Q)	EUR	100,000	101,842
Bank of America Corp.
4.200%, 08/26/2024		$470,000	478,500
5.000%, 01/21/2044		155,000	170,545
5.625%, 07/01/2020		295,000	331,495
6.400%, 08/28/2017		475,000	504,914
7.750%, 05/14/2038		825,000	1,127,275
Bank of Ireland (7.375% to 06/18/2020,
then 5 Year Euro Swap Rate + 6.956%)
06/18/2020 (Q)	EUR	400,000	438,091
Bank of Nova Scotia
4.500%, 12/16/2025		$810,000	809,006
Barclays Bank PLC
6.050%, 12/04/2017 (S)		1,130,000	1,196,189
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		200,000	210,000
Barclays PLC (8.000% to 12/15/2020, then
5 Year Euro Swap Rate + 6.750%)
12/15/2020 (Q)	EUR	200,000	219,831
Barclays PLC (8.250% to 12/15/2018, then
5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		$225,000	224,543
BNP Paribas SA (7.625% to 03/30/2021,
then 5 Year U.S. Swap Rate + 6.314%)
03/30/2021 (Q)(S)		230,000	231,150
BPCE SA
5.700%, 10/22/2023 (S)		395,000	418,389
Brandywine Operating Partnership LP
4.950%, 04/15/2018		325,000	338,891
5.700%, 05/01/2017		300,000	310,362
Capital One Financial Corp.
6.150%, 09/01/2016		465,000	474,449
Capital One NA
1.650%, 02/05/2018		500,000	496,454
2.350%, 08/17/2018		490,000	492,590
CIT Group, Inc.
5.500%, 02/15/2019 (S)		260,000	268,614
Citigroup, Inc.
4.300%, 11/20/2026		250,000	248,914
4.400%, 06/10/2025		275,000	280,541
4.450%, 09/29/2027		1,265,000	1,273,544
4.600%, 03/09/2026		185,000	189,772
4.650%, 07/30/2045		450,000	471,394
5.500%, 09/13/2025		410,000	448,856
CNO Financial Group, Inc.
5.250%, 05/30/2025		20,000	20,450
Credit Agricole SA
4.375%, 03/17/2025 (S)		295,000	288,867
Credit Agricole SA (6.500% to
06/23/2021, then 5 Year Euro Swap
Rate + 5.120%)
06/23/2021 (Q)	EUR	275,000	305,118
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)		$200,000	217,000
Credit Agricole SA (8.125% to
12/23/2025, then 5 Year U.S. Swap
Rate + 6.185%)
12/23/2025 (Q)(S)		200,000	199,516
Credit Suisse Group Funding
Guernsey, Ltd.
3.125%, 12/10/2020 (S)		850,000	845,671
Credit Suisse Group Funding
Guernsey, Ltd. (6.250% to 12/18/2024,
then 5 Year U.S. Swap Rate + 3.455%)
12/18/2024 (Q)		925,000	847,063

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2068		$145,000	$154,788
HCP, Inc.
4.000%, 06/01/2025		400,000	384,562
4.200%, 03/01/2024		175,000	172,788
HSBC Holdings PLC
3.400%, 03/08/2021		720,000	734,858
4.250%, 08/18/2025		600,000	592,608
6.800%, 06/01/2038		230,000	278,313
HSBC USA, Inc.
2.750%, 08/07/2020		210,000	211,062
Intercontinental Exchange, Inc.
2.750%, 12/01/2020		235,000	240,366
Intesa Sanpaolo SpA
2.375%, 01/13/2017		400,000	401,735
5.710%, 01/15/2026 (S)		360,000	350,263
Intesa Sanpaolo SpA (7.700% to
09/17/2025, then 5 Year U.S. Swap
Rate + 5.462%)
09/17/2025 (Q)(S)		375,000	344,531
JPMorgan Chase & Co.
2.750%, 06/23/2020		600,000	614,666
4.250%, 10/01/2027		845,000	879,364
5.600%, 07/15/2041		75,000	92,118
5.625%, 08/16/2043		905,000	1,042,540
6.000%, 01/15/2018		340,000	366,203
KBC Groep NV (5.625% to 03/19/2019,
then 5 Year Euro Swap Rate + 4.759%)
03/19/2019 (Q)	EUR	120,000	132,800
Kimco Realty Corp.
3.400%, 11/01/2022		$30,000	30,596
6.875%, 10/01/2019		310,000	356,965
Liberty Property LP
3.375%, 06/15/2023		180,000	177,891
4.125%, 06/15/2022		150,000	156,255
6.625%, 10/01/2017		185,000	197,836
Lloyds Banking Group PLC (7.000% to
06/27/2019, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (Q)	GBP	200,000	273,450
Marsh & McLennan Companies, Inc.
3.500%, 03/10/2025		$210,000	213,602
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)		285,000	413,247
Morgan Stanley
2.450%, 02/01/2019		310,000	314,602
3.950%, 04/23/2027		385,000	385,602
4.000%, 07/23/2025		245,000	256,294
4.300%, 01/27/2045		190,000	191,243
4.350%, 09/08/2026		150,000	154,435
4.875%, 11/01/2022		51,000	55,451
6.625%, 04/01/2018		1,225,000	1,338,511
MSCI, Inc.
5.250%, 11/15/2024 (S)		30,000	30,975
5.750%, 08/15/2025 (S)		15,000	15,788
Nationwide Building Society (6.875% to
06/20/2019, then 5 Year British Pound
Swap Rate + 4.880%)
06/20/2019 (Q)	GBP	460,000	617,731
Navient Corp.
5.500%, 01/15/2019		$120,000	117,900
7.250%, 01/25/2022		55,000	51,425
8.000%, 03/25/2020		10,000	9,950
8.450%, 06/15/2018		35,000	37,494
PNC Funding Corp.
5.625%, 02/01/2017		550,000	568,887
Prologis LP
3.350%, 02/01/2021		480,000	500,242
Radian Group, Inc.
7.000%, 03/15/2021		25,000	25,888
Realty Income Corp.
3.250%, 10/15/2022		245,000	241,872
6.750%, 08/15/2019		310,000	353,519
Royal Bank of Scotland Group PLC
(7.500% to 08/10/2020, then 5 Year
U.S. Swap Rate + 5.800%)
08/10/2020 (Q)		620,000	576,600
Santander Issuances SAU
5.179%, 11/19/2025		1,200,000	1,163,236
Santander UK Group Holdings PLC
(6.250% to 03/12/2019, then 5 Year
Euro Swap Rate + 5.410%)
03/12/2019 (Q)	EUR	500,000	512,122
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)		$725,000	730,438
SunTrust Banks, Inc.
3.500%, 01/20/2017		325,000	330,096
Synchrony Financial
2.600%, 01/15/2019		395,000	395,912
The Bank of New York Mellon Corp.
2.600%, 08/17/2020		280,000	288,494
The Bear Stearns Companies LLC
6.400%, 10/02/2017		85,000	90,942
7.250%, 02/01/2018		230,000	252,635
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018		925,000	937,000
2.600%, 04/23/2020		100,000	100,861
2.750%, 09/15/2020		320,000	324,964
2.875%, 02/25/2021		320,000	325,776
4.750%, 10/21/2045		145,000	151,601
5.150%, 05/22/2045		340,000	345,495
6.250%, 02/01/2041		255,000	317,130
6.750%, 10/01/2037		590,000	702,128
UDR, Inc.
3.700%, 10/01/2020		115,000	120,640
Ventas Realty LP
4.750%, 06/01/2021		275,000	302,578
Wells Fargo & Company
2.600%, 07/22/2020		160,000	163,791
4.900%, 11/17/2045		750,000	804,439
5.606%, 01/15/2044		455,000	521,502
Welltower, Inc.
5.250%, 01/15/2022		381,000	416,244
			40,308,601
Health care - 2.5%
Actavis Funding SCS
2.350%, 03/12/2018		685,000	693,038
3.000%, 03/12/2020		370,000	380,710
3.850%, 06/15/2024		575,000	602,909

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Anthem, Inc.
4.625%, 05/15/2042	$225,000	$224,133
5.100%, 01/15/2044	125,000	131,870
Cardinal Health, Inc.
1.950%, 06/15/2018	145,000	145,697
Celgene Corp.
4.625%, 05/15/2044	110,000	112,103
Community Health Systems, Inc.
5.125%, 08/01/2021	75,000	75,938
EMD Finance LLC
2.950%, 03/19/2022 (S)	350,000	357,437
Gilead Sciences, Inc.
3.250%, 09/01/2022	130,000	137,348
HCA, Inc.
5.875%, 03/15/2022	130,000	140,725
6.500%, 02/15/2020	135,000	148,163
Hologic, Inc.
5.250%, 07/15/2022 (S)	25,000	26,063
Kinetic Concepts, Inc.
7.875%, 02/15/2021 (S)	70,000	74,025
LifePoint Health, Inc.
5.875%, 12/01/2023	75,000	78,548
MEDNAX, Inc.
5.250%, 12/01/2023 (S)	15,000	15,600
Medtronic, Inc.
4.375%, 03/15/2035	375,000	406,082
Mylan NV
3.000%, 12/15/2018 (S)	150,000	152,085
3.750%, 12/15/2020 (S)	170,000	174,361
Perrigo Company PLC
1.300%, 11/08/2016	200,000	199,070
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)	35,000	35,775
Stryker Corp.
2.625%, 03/15/2021	225,000	229,411
Tenet Healthcare Corp.
6.000%, 10/01/2020	270,000	287,550
UnitedHealth Group, Inc.
1.700%, 02/15/2019	365,000	368,093
2.125%, 03/15/2021	555,000	560,012
3.350%, 07/15/2022	265,000	281,774
3.750%, 07/15/2025	245,000	264,101
4.750%, 07/15/2045	85,000	97,498
WellCare Health Plans, Inc.
5.750%, 11/15/2020	85,000	87,975
Zimmer Biomet Holdings, Inc.
1.450%, 04/01/2017	565,000	564,839
		7,052,933
Industrials - 1.4%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021	170,000	173,718
Aircastle, Ltd.
5.000%, 04/01/2023	5,000	5,025
Aircastle, Ltd.
5.500%, 02/15/2022	20,000	20,862
BAE Systems Holdings, Inc.
2.850%, 12/15/2020 (S)	70,000	71,143
Canadian Pacific Railway Company
9.450%, 08/01/2021	175,000	228,608
Clean Harbors, Inc.
5.125%, 06/01/2021	20,000	20,225
5.250%, 08/01/2020	91,000	93,266
CNH Industrial Capital LLC
4.375%, 11/06/2020 (L)	75,000	73,688
Danaher Corp.
2.400%, 09/15/2020	195,000	201,408
EnerSys
5.000%, 04/30/2023 (S)	85,000	82,025
FedEx Corp.
3.250%, 04/01/2026	90,000	92,277
4.550%, 04/01/2046	180,000	185,113
General Electric Company (5.000% to
01/21/2021, then 3 month
LIBOR + 3.330%)
01/21/2021 (Q)	236,000	243,080
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025 (S)	10,000	10,475
Kansas City Southern
3.000%, 05/15/2023 (S)	575,000	558,424
Lennar Corp.
4.750%, 04/01/2021	60,000	60,750
Lockheed Martin Corp.
2.500%, 11/23/2020	145,000	148,581
4.700%, 05/15/2046	205,000	229,286
Oshkosh Corp.
5.375%, 03/01/2025	50,000	50,375
Penske Truck Leasing Company LP
4.250%, 01/17/2023 (S)	625,000	633,492
4.875%, 07/11/2022 (S)	125,000	133,507
Ryder System, Inc.
2.550%, 06/01/2019	135,000	135,284
Sensata Technologies BV
5.000%, 10/01/2025 (S)	65,000	65,488
5.625%, 11/01/2024 (S)	10,000	10,400
The ADT Corp.
6.250%, 10/15/2021 (L)	85,000	85,425
Union Pacific Corp.
2.750%, 03/01/2026	70,000	71,222
United Rentals North America, Inc.
4.625%, 07/15/2023	45,000	44,719
5.500%, 07/15/2025	55,000	54,313
		3,782,179
Information technology - 1.0%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	200,000	210,250
Apple, Inc.
3.450%, 02/09/2045	280,000	252,964
Cardtronics, Inc.
5.125%, 08/01/2022	90,000	88,875
Cisco Systems, Inc.
2.200%, 02/28/2021	755,000	771,515
First Data Corp.
5.000%, 01/15/2024 (S)	15,000	15,019
5.375%, 08/15/2023 (S)	85,000	87,125
Hewlett Packard Enterprise Company
2.450%, 10/05/2017 (S)	440,000	442,913
NCR Corp.
4.625%, 02/15/2021	150,000	149,250
Nokia OYJ
6.625%, 05/15/2039	70,000	72,800
Open Text Corp.
5.625%, 01/15/2023 (S)	35,000	35,700
Visa, Inc.
2.800%, 12/14/2022	250,000	260,984

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Visa, Inc. (continued)
4.300%, 12/14/2045	$340,000	$372,078
		2,759,473
Materials - 0.7%
ArcelorMittal
6.250%, 08/05/2020	205,000	200,388
Ball Corp.
4.375%, 12/15/2020	20,000	20,738
Cascades, Inc.
5.500%, 07/15/2022 (S)	30,000	28,856
5.750%, 07/15/2023 (S)	45,000	42,469
CF Industries, Inc.
4.950%, 06/01/2043	225,000	195,875
5.150%, 03/15/2034	310,000	292,069
Clearwater Paper Corp.
5.375%, 02/01/2025 (S)	85,000	82,981
CRH America, Inc.
5.125%, 05/18/2045 (S)	290,000	296,469
Eagle Spinco, Inc.
4.625%, 02/15/2021	100,000	96,760
Graphic Packaging International, Inc.
4.875%, 11/15/2022	90,000	91,350
Norbord, Inc.
6.250%, 04/15/2023 (S)	85,000	83,725
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)	125,000	121,563
Owens-Brockway Glass Container, Inc.
5.875%, 08/15/2023 (L)(S)	30,000	31,256
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	85,000	83,360
Standard Industries, Inc.
5.375%, 11/15/2024 (S)	180,000	182,700
Steel Dynamics, Inc.
5.125%, 10/01/2021	30,000	30,300
5.500%, 10/01/2024	45,000	45,563
United States Steel Corp.
7.375%, 04/01/2020	90,000	70,200
		1,996,622
Telecommunication services - 2.5%
AT&T, Inc.
1.750%, 01/15/2018	225,000	225,739
3.600%, 02/17/2023	405,000	420,887
4.125%, 02/17/2026	200,000	211,310
4.750%, 05/15/2046	305,000	297,599
Digicel Group, Ltd.
7.125%, 04/01/2022	210,000	163,254
Frontier Communications Corp.
10.500%, 09/15/2022 (S)	25,000	25,625
GTP Acquisition Partners I LLC
3.482%, 06/16/2025 (S)	730,000	739,855
SBA Tower Trust
2.898%, 10/15/2044 (S)	505,000	507,390
2.933%, 12/15/2042 (S)	520,000	517,687
3.598%, 04/15/2043 (S)	730,000	729,339
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)	25,000	25,000
9.000%, 11/15/2018 (S)	80,000	83,800
Sprint Corp.
7.125%, 06/15/2024	195,000	144,788
T-Mobile USA, Inc.
6.125%, 01/15/2022	10,000	10,325
6.500%, 01/15/2024	15,000	15,600
6.633%, 04/28/2021	65,000	67,925
6.731%, 04/28/2022	175,000	182,840
6.836%, 04/28/2023	25,000	26,125
Telecom Italia Capital SA
6.000%, 09/30/2034	10,000	9,505
7.721%, 06/04/2038	10,000	10,481
Verizon Communications, Inc.
4.272%, 01/15/2036	865,000	860,875
4.400%, 11/01/2034	225,000	227,514
4.672%, 03/15/2055	1,178,000	1,130,880
5.012%, 08/21/2054	245,000	245,867
6.550%, 09/15/2043	76,000	99,967
		6,980,177
Utilities - 0.5%
AES Corp.
5.500%, 03/15/2024	195,000	190,613
Calpine Corp.
5.875%, 01/15/2024 (S)	35,000	36,750
Electricite de France SA
4.950%, 10/13/2045 (S)	350,000	360,952
Exelon Corp.
2.850%, 06/15/2020	300,000	306,899
NRG Energy, Inc.
6.250%, 07/15/2022	75,000	69,727
Progress Energy, Inc.
7.000%, 10/30/2031	270,000	342,995
		1,307,936
TOTAL CORPORATE BONDS (Cost $95,537,925)		$95,563,937

MUNICIPAL BONDS - 1.3%
Chicago Transit Authority, Series A
(Illinois) 6.899%, 12/01/2040	40,000	47,827
Chicago Transit Authority, Series B
(Illinois) 6.899%, 12/01/2040	395,000	472,294
Port Authority of New York & New Jersey
6.040%, 12/01/2029	100,000	125,779
Puerto Rico Commonwealth Government
Employees Retirement System, Series A
6.150%, 07/01/2038	475,000	144,780
6.200%, 07/01/2039	525,000	160,015
Puerto Rico Commonwealth Government
Employees Retirement System, Series B
6.550%, 07/01/2058	195,000	59,418
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	710,000	216,373
State of California
7.300%, 10/01/2039	550,000	804,722
7.550%, 04/01/2039	295,000	450,574
7.600%, 11/01/2040	100,000	154,895
State of Illinois, GO
5.100%, 06/01/2033	60,000	56,216
5.665%, 03/01/2018	540,000	570,008
University of California
4.601%, 05/15/2031	495,000	553,049
TOTAL MUNICIPAL BONDS (Cost $3,839,903)		$3,815,950

TERM LOANS (M) - 3.7%
Consumer discretionary - 1.5%
Acosta, Inc.
4.250%, 09/26/2021	98,647	96,304

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Consumer discretionary (continued)
Advantage Sales & Marketing, Inc.
4.250%, 07/23/2021	$523,480	$513,403
Aristocrat International Pty, Ltd.
4.750%, 10/20/2021	107,923	108,043
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	518,031	502,895
CCO Safari III LLC
3.500%, 01/24/2023	100,000	100,018
CityCenter Holdings LLC
4.298%, 10/16/2020	164,349	164,144
Delta 2 Lux SARL
4.750%, 07/30/2021	150,000	145,406
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	289,079	288,971
ION Media Networks, Inc.
4.750%, 12/18/2020	176,417	173,624
Neiman Marcus Group, Ltd. LLC
4.250%, 10/25/2020	237,030	216,619
Neptune Finco Corp.
5.000%, 10/09/2022	165,000	165,083
PetSmart, Inc.
4.250%, 03/11/2022	228,275	227,105
Scientific Games International, Inc.
6.000%, 10/01/2021	113,563	109,818
Serta Simmons Bedding LLC
4.250%, 10/01/2019	226,566	226,176
SRAM LLC
4.012%, 04/10/2020	260,714	213,460
The ServiceMaster Company LLC
4.250%, 07/01/2021	441,006	440,822
Town Sports International LLC
4.500%, 11/15/2020	276,294	113,280
Tribune Media Company
3.750%, 12/27/2020	402,714	400,197
		4,205,368
Consumer staples - 0.2%
Albertson’s Holdings LLC
5.500%, 08/25/2021	207,900	207,900
Coty, Inc.
3.750%, 10/27/2022	35,000	34,913
3.750%, 01/26/2023	70,000	69,738
JBS USA LLC
4.000%, 10/30/2022	109,725	108,993
The Brickman Group, Ltd. LLC
4.000%, 12/18/2020	239,498	234,933
		656,477
Energy - 0.1%
Arch Coal, Inc.
5.750%, 05/16/2018 (H)	122,158	42,206
Seadrill Operating LP
4.000%, 02/21/2021	107,794	47,205
Western Refining, Inc.
4.250%, 11/12/2020	146,625	142,226
		231,637
Financials - 0.3%
Asurion LLC
4.250%, 07/08/2020	386,967	373,061
8.500%, 03/03/2021	245,000	228,386
DTZ US Borrower LLC
4.250%, 11/04/2021	99,250	97,844
		699,291
Health care - 0.4%
Brand Energy & Infrastructure
Services, Inc.
4.750%, 11/26/2020	200,388	192,873
Community Health Systems, Inc.
3.750%, 12/31/2019	37,962	37,239
4.000%, 01/27/2021	69,849	68,609
Endo Luxembourg Finance I Company
Sarl
3.750%, 09/26/2022	99,750	98,051
Envision Healthcare Corp.
4.500%, 10/28/2022	104,738	104,738
Medpace Holdings, Inc.
4.750%, 04/01/2021	88,302	87,272
Opal Acquisition, Inc.
5.000%, 11/27/2020	289,677	250,933
PRA Holdings, Inc.
4.500%, 09/23/2020	205,152	204,895
US Renal Care, Inc.
5.250%, 12/31/2022	174,563	173,908
		1,218,518
Industrials - 0.4%
AFGlobal Corp.
5.000%, 12/19/2019	117,012	53,436
Fly Funding II SARL
3.500%, 08/09/2019	146,438	145,019
Gardner Denver, Inc.
4.250%, 07/30/2020	390,000	351,975
RBS Global, Inc.
4.000%, 08/21/2020	390,000	383,906
The Kenan Advantage Group, Inc.
4.000%, 07/31/2022	39,800	39,403
TransDigm, Inc.
3.500%, 05/14/2022	222,858	218,512
		1,192,251
Information technology - 0.4%
Avago Technologies, Ltd.
4.250%, 02/01/2023	195,000	193,890
First Data Corp.
3.932%, 03/24/2018	121,093	120,753
4.182%, 07/08/2022	195,000	193,619
NXP Funding LLC
3.750%, 12/07/2020	109,725	109,948
SS&C European Holdings SARL
4.018%, 07/08/2022	12,021	12,038
SS&C Technologies, Inc.
4.007%, 07/08/2022	70,055	70,155
Zayo Group LLC
3.750%, 05/06/2021	389,497	387,827
		1,088,230
Materials - 0.3%
Berry Plastics Group, Inc.
3.750%, 01/06/2021	548,197	545,913
Coveris Holdings SA
4.500%, 05/08/2019	177,604	173,164
FMG Resources August 2006 Pty, Ltd.
4.250%, 06/30/2019	103,418	87,181
The Chemours Company
3.750%, 05/12/2022	29,775	28,212
		834,470

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Telecommunication services - 0.1%
Level 3 Financing, Inc.
4.000%, 01/15/2020	$200,000	$200,350
TOTAL TERM LOANS (Cost $10,926,043)		$10,326,592

COLLATERALIZED MORTGAGE
OBLIGATIONS - 16.5%
Commercial and residential - 14.8%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 5A1,
0.696%, 01/25/2036 (P)	74,059	60,154
Series 2005-10, Class 6A21,
0.933%, 01/25/2036 (P)	113,715	97,069
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.756%, 11/25/2035 (P)	161,481	131,467
Series 2005-72, Class A1,
0.703%, 01/25/2036	40,509	32,859
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	179,991	148,471
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	95,641	63,923
American Home Mortgage Assets Trust
Series 2006-2, Class 2A1,
0.623%, 09/25/2046 (P)	54,296	36,850
Series 2006-3, Class 2A11,
1.291%, 10/25/2046 (P)	70,461	48,975
Series 2007-2, Class A1,
0.558%, 03/25/2047 (P)	43,094	30,903
Banc of America Commercial
Mortgage Trust, Series 2007-4,
Class A4 5.741%, 02/10/2051 (P)	603,865	625,867
Banc of America Funding Trust,
Series 2006-H, Class 6A1
0.622%, 10/20/2036 (P)	148,336	113,423
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	330,000	347,791
BCAP LLC Trust, Series 2006-AA2,
Class A1 0.603%, 01/25/2037 (P)	254,593	201,037
Bear Stearns ALT-A Trust
Series 2005-10, Class 11A1,
0.933%, 01/25/2036 (P)	310,526	245,683
Series 2005-9, Class 11A1,
0.953%, 11/25/2035 (P)	86,049	71,053
Bear Stearns ARM Trust, Series 2005-12,
Class 11A1 2.732%, 02/25/2036 (P)	44,031	33,521
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW16, Class A4,
5.721%, 06/11/2040 (P)	235,208	240,936
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	315,848	323,318
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
0.613%, 10/25/2036 (P)	23,020	17,498
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	290,000	276,299
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3,
1.113%, 03/25/2035 (P)	91,442	72,974
Series 2007-HY1, Class 1A1,
3.021%, 04/25/2037 (P)	23,071	21,591
Series 2007-HY4, Class 1A1,
2.746%, 09/25/2047 (P)	297,526	265,659
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4,
6.137%, 12/10/2049 (P)	233,957	244,838
Series 2013-GC15, Class A4,
4.371%, 09/10/2046 (P)	785,000	877,035
Series 2014-GC19, Class A4,
4.023%, 03/10/2047	395,000	431,361
Series 2014-GC23, Class XA IO,
1.129%, 07/10/2047	2,492,176	162,485
Series 2015-GC29, Class AA IO,
1.173%, 04/10/2048	2,127,782	153,646
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class A4 5.322%, 12/11/2049	654,001	666,756
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.095%, 12/10/2049 (P)	476,380	497,566
Commercial Mortgage Trust (Bank of
America Merrill Lynch/Deutsche Bank
AG), Series 2013-WWP, Class A2
3.424%, 03/10/2031 (S)	800,000	840,970
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	405,111	445,760
Series 2013-CR9, Class A4,
4.231%, 07/10/2045 (P)	300,109	335,771
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	480,000	525,771
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	390,000	426,126
Series 2014-CR18, Class A5,
3.828%, 07/15/2047	635,000	687,508
Series 2014-CR20, Class A4,
3.590%, 11/10/2047	510,000	543,004
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	689,000	732,413
Series 2015-CR26, Class A4,
3.630%, 08/10/2025	585,000	621,600
Series 2015-LC19, Class A4,
3.183%, 02/10/2048	625,105	646,078
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2006-C7, Class A4,
5.845%, 06/10/2046 (P)	96,360	96,256
Series 2013-300P, Class A1,
4.353%, 08/10/2030 (S)	260,000	289,574
Series 2014-LC15, Class A4,
4.006%, 04/10/2047	305,000	332,793
Commercial Mortgage Trust (Deutsche
Bank AG/UBS), Series 2014-UBS2,
Class A5 3.961%, 03/10/2047	425,000	460,156
Credit Suisse Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.467%, 09/15/2039	402,028	405,038
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3,
Class AJ 4.771%, 07/15/2037	3,477	3,475

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4,
3.505%, 04/15/2050	$15,000	$15,797
Series 2015-C2, Class XA IO,
0.898%, 06/15/2057	5,682,483	314,989
Series 2015-C3, Class A4,
3.718%, 08/15/2048	722,000	770,179
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.583%, 03/25/2037 (P)	122,104	87,135
FREMF Mortgage Trust
Series 2010-K8, Class B,
5.249%, 09/25/2043 (P)(S)	520,000	565,677
Series 2012-K706, Class B,
4.028%, 11/25/2044 (P)(S)	380,000	390,165
Series 2014-K503, Class B,
3.009%, 10/25/2047 (P)(S)	465,000	463,286
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	447,300	485,257
GMACM Mortgage Loan Trust
Series 2005-AR5, Class 4A1,
3.101%, 09/19/2035 (P)	69,192	63,482
Series 2006-AR1, Class 1A1,
3.293%, 04/19/2036 (P)	381,811	342,397
GS Mortgage Securities Trust
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	670,000	713,202
Series 2014-GC20, Class A5,
3.862%, 06/10/2047	610,000	658,913
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	395,000	429,904
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1,
2.910%, 01/25/2036 (P)	18,706	17,254
Series 2007-1F, Class 4A1,
0.733%, 01/25/2037 (P)	184,574	113,813
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A,
0.762%, 09/19/2035 (P)	78,952	62,646
Series 2006-12, Class 2A13,
0.672%, 12/19/2036 (P)	377,121	256,677
Series 2006-12, Class 2A2A,
0.622%, 01/19/2038 (P)	122,508	98,272
Hilton USA Trust, Series 2013-HLT,
Class AFX 2.662%, 11/05/2030 (S)	825,000	826,085
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A1
2.924%, 12/25/2036 (P)	142,120	123,582
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR13, Class 1A1
2.755%, 08/25/2035 (P)	96,528	71,481
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C19, Class A4,
3.997%, 04/15/2047	395,000	431,714
Series 2014-C21, Class A5,
3.775%, 08/15/2047	310,000	333,522
Series 2014-C22, Class A4,
3.801%, 09/15/2047	310,000	333,487
Series 2015-C28, Class A4,
3.227%, 10/15/2048	706,000	725,961
Series 2015-C33, Class A4,
3.770%, 12/15/2048	520,000	557,352
Series 2013-C17, Class A4,
4.199%, 01/15/2047	250,000	277,406
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-CB19, Class A4,
5.699%, 02/12/2049 (P)	582,502	598,393
Series 2008-C2, Series A4,
6.068%, 02/12/2051	432,970	451,339
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	467,444	496,676
Series 2013-C16, Class A4,
4.166%, 12/15/2046	530,000	586,563
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	844,210	857,020
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A2
2.760%, 05/25/2036 (P)	36,672	32,317
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	490,750	500,784
Series 2006-C4, Class A4,
5.856%, 06/15/2038 (P)	281,752	281,708
Series 2007-C2, Class A3,
5.430%, 02/15/2040	300,154	306,472
Lehman XS Trust, Series 2006-16N,
Class A4A 0.623%, 11/25/2046 (P)	288,659	222,418
LSTAR Securities Investment Trust
Series 2015-2, Class A,
2.426%, 01/01/2020 (P)(S)	695,838	685,528
Series 2015-4, Class A1,
2.426%, 04/01/2020 (P)(S)	979,869	950,473
Series 2015-9, Class A1,
2.439%, 10/01/2020 (P)(S)	818,986	802,839
Merrill Lynch Mortgage Investors Trust,
Series 2005-A4, Class 1A
2.786%, 07/25/2035 (P)	313,472	245,996
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	692,627	705,565
Series 2007-7, Class A4,
5.738%, 06/12/2050 (P)	531,886	549,264
Series 2007-9, Class A4,
5.700%, 09/12/2049	427,156	442,877
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C14, Class A5,
4.064%, 02/15/2047	135,000	147,906
Series 2014-C17, Class A5,
3.741%, 08/15/2047	615,000	659,169
Series 2014-C19, Class XA IO,
1.158%, 12/15/2047	1,597,340	99,028
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4,
5.332%, 12/15/2043	797,304	804,245
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	600,053	614,415

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	$370,957	$386,552
Series 2007-T27, Class A4,
5.645%, 06/11/2042 (P)	146,218	152,066
Series 2014-MP, Class A,
3.469%, 08/11/2029 (S)	475,000	494,481
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	311,000	344,188
Residential Accredits Loans, Inc. Trust
Series 2006-QO7, Class 1A1,
1.151%, 09/25/2046 (P)	283,277	195,367
Series 2007-QH9, Class A1,
1.637%, 11/25/2037 (P)	150,626	91,593
RFMSI Series Trust, Series 2007-SA2,
Class 2A1 3.365%, 04/25/2037 (P)	39,051	32,810
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1 2.685%, 07/20/2037 (P)	29,440	23,327
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	605,000	607,455
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-13, Class A2
0.733%, 09/25/2034 (P)	34,782	29,859
Towd Point Mortgage Trust, Series 2015-4,
Class A1B 2.750%, 04/26/2055 (P)(S)	323,831	323,579
UBS-Barclays Commercial
Mortgage Trust, Series 2013-C5,
Class A4 3.185%, 03/10/2046	450,000	466,894
Washington Mutual Mortgage Pass-
Through Certificates WMALT,
Series 2006-5, Class 1A1
1.033%, 07/25/2036 (P)	57,590	31,862
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	310,000	334,148
Series 2015-NXS1, Class D,
4.105%, 05/15/2048 (P)	40,000	29,839
Series 2015-NXS1, Class XA IO,
1.204%, 05/15/2048	2,130,192	156,098
Series 2015-NXS3, Class XA IO,
1.192%, 09/15/2057	4,706,746	333,669
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR16, Class 4A8,
2.757%, 10/25/2035 (P)	225,000	213,751
Series 2006-AR16, Class A1,
2.736%, 10/25/2036 (P)	222,002	202,683
WF-RBS Commercial Mortgage Trust
Series 2013-C15, Class A4,
4.153%, 08/15/2046 (P)	325,000	359,128
Series 2014-C19, Class A5,
4.101%, 03/15/2047	304,634	334,522
Series 2014-C20, Class A5,
3.995%, 05/15/2047	600,000	654,264
Series 2014-C21, Class A5,
3.678%, 08/15/2047	485,000	518,068
Series 2014-LC14, Class A5,
4.045%, 03/15/2047	600,000	656,203
U.S. Government Agency - 1.7%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2,
2.083%, 04/25/2024 (P)	337,000	333,287
Series 2014-HQ1, Class M2,
2.933%, 08/25/2024 (P)	540,000	545,911
Series 2014-HQ3, Class M2,
3.083%, 10/25/2024 (P)	540,000	545,510
Series 2015-DNA2, Class M2,
3.033%, 12/25/2027 (P)	1,129,000	1,129,354
Series 2015-DNA3, Class M2,
3.283%, 04/25/2028 (P)	983,000	989,626
Series 2015-HQA1, Class M2,
3.083%, 03/25/2028 (P)	550,000	549,312
Federal National Mortgage Association
Series 2014-04, Class 1M2,
5.333%, 11/25/2024 (P)	95,000	95,811
Series 2014-C02, Class 2M2,
3.033%, 05/25/2024 (P)	40,000	36,115
Series 2014-C03, Class 1M2,
3.433%, 07/25/2024 (P)	220,000	202,108
Series 2014-C03, Class 2M2,
3.333%, 07/25/2024 (P)	155,000	141,934
Government National Mortgage
Association, Series 2006-38, Class XS
IO 6.809%, 09/16/2035	129,173	24,882
		4,593,850
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $46,151,737)		$46,070,187

ASSET BACKED SECURITIES - 17.6%
ABFC Trust, Series 2006-HE1, Class A2D
0.653%, 01/25/2037 (P)	171,454	100,369
Apidos CLO XVII
Series 2014-17A, Class A1A,
2.120%, 04/17/2026 (P)(S)	1,200,000	1,195,565
Series 2014-17A, Class A2A,
2.670%, 04/17/2026 (P)(S)	1,190,000	1,163,088
Apidos CLO XX, Series 2015-20A,
Class A1 2.170%, 01/16/2027 (P)(S)	700,000	694,661
Apidos CLO XXI, Series 2015-21A,
Class A1 2.050%, 07/18/2027 (P)(S)	1,170,000	1,156,905
Atlas Senior Loan Fund V, Ltd.,
Series 2014-1A, Class A
2.170%, 07/16/2026 (P)(S)	265,000	263,013
Atlas Senior Loan Fund VI, Ltd.,
Series 2014-6A, Class A
2.162%, 10/15/2026 (P)(S)	650,000	645,143
Avery Point IV CLO, Ltd.,
Series 2014-1A, Class A
2.139%, 04/25/2026 (P)(S)	885,000	881,997
Avery Point VI CLO, Ltd.,
Series 2015-6A, Class A
2.071%, 08/05/2027 (P)(S)	1,230,000	1,220,902
Babson CLO, Ltd., Series 2015-IA,
Class A 2.054%, 04/20/2027 (P)(S)	1,205,000	1,188,700
BlueMountain CLO, Ltd., Series 2015-3A,
Class A1 1.813%, 10/20/2027 (P)(S)	1,040,000	1,027,801
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	131,667	126,616
Carlyle Global Market Strategies
Series 2012-1AR, Class BR,
2.424%, 04/20/2022 (P)(S)	350,000	343,844

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Carlyle Global Market Strategies (continued)
Series 2014-4, Class B,
3.072%, 10/15/2026 (P)(S)	$305,000	$305,080
Series 2014-4A, Class A1,
2.122%, 10/15/2026 (P)(S)	425,000	420,828
Series 2015-2A, Class A1,
2.091%, 04/27/2027 (P)(S)	770,000	763,288
Cent CLO 17, Ltd., Series 2013-17A,
Class A1 1.916%, 01/30/2025 (P)(S)	665,000	657,553
Cent CLO 21, Ltd., Series 2014-21A,
Class A1A 2.111%, 07/27/2026 (P)(S)	595,000	588,883
Cent CLO 22, Ltd., Series 2014-22A,
Class A1 2.100%, 11/07/2026 (P)(S)	445,000	440,023
Cent CLO 23, Ltd.
Series 2015-23A, Class A1,
2.110%, 04/17/2026 (P)(S)	770,000	765,476
Series 2015-23A, Class A2A,
2.670%, 04/17/2026 (P)(S)	310,000	300,238
CIFC Funding, Ltd.
Series 2012-2A, Class A3R,
3.336%, 12/05/2024 (P)(S)	505,000	491,386
Series 2014-2A, Class A1L,
2.105%, 05/24/2026 (P)(S)	890,000	882,486
CPS Auto Trust
Series 2012-C, Class A,
1.820%, 12/16/2019 (S)	68,990	68,871
Series 2013-D, Class A,
1.540%, 07/16/2018 (S)	58,441	58,321
Credit Acceptance Auto Loan Trust
Series 2013-2A, Class A,
1.500%, 04/15/2021 (S)	201,880	201,757
Series 2014-1A, Class A,
1.550%, 10/15/2021 (S)	700,000	698,384
Series 2014-2A, Class A,
1.880%, 03/15/2022 (S)	770,000	768,921
Dryden Senior Loan Fund,
Series 2015-38A, Class A
2.047%, 07/15/2027 (P)(S)	660,000	654,083
First Investors Auto Owner Trust
Series 2013-1A, Class B,
1.810%, 10/15/2018 (S)	120,000	119,965
Series 2014-1A, Class A3,
1.490%, 01/15/2020 (S)	199,604	199,305
Series 2014-3A, Class A3,
1.670%, 11/16/2020 (S)	635,000	632,175
Series 2014-3A, Class B,
2.390%, 11/16/2020 (S)	170,000	169,317
Flagship Credit Auto Trust, Series 2014-1,
Class A 1.210%, 04/15/2019 (S)	73,888	73,555
Ford Credit Floorplan Master
Owner Trust A, Series 2014-1, Class B
1.400%, 02/15/2019	150,000	149,388
Galaxy XIX CLO, Ltd., Series 2015-19A,
Class A1A 2.169%, 01/24/2027 (P)(S)	895,000	888,844
Galaxy XV CLO, Ltd., Series 2013-15A,
Class A 1.872%, 04/15/2025 (P)(S)	1,140,000	1,127,019
Galaxy XVII CLO, Ltd., Series 2014-17A,
Class B 2.722%, 07/15/2026 (P)(S)	530,000	505,960
GM Financial Automobile Leasing Trust,
Series 2014-2A, Class B
1.960%, 03/20/2018 (S)	130,000	129,832
Green Tree Agency Advance
Funding Trust, Series 2015-T2,
Class AT2 3.095%, 10/15/2048 (S)	380,000	380,342
GSAA Home Equity Trust
Series 2006-15, Class AF6,
5.876%, 09/25/2036 (P)	541,164	280,552
Series 2006-20, Class 2A1A,
0.483%, 12/25/2046 (P)	515,552	322,260
Series 2006-10, Class AF3,
5.985%, 06/25/2036 (P)	213,793	105,975
GSAA Trust
Series 2005-7, Class AF4,
5.058%, 05/25/2035 (P)	325,000	300,615
Series 2007-3, Class 1A2,
0.603%, 03/25/2047 (P)	520,992	251,758
GSAMP Trust, Series 2007-FM2,
Class A2B 0.523%, 01/25/2037 (P)	325,130	183,307
Highbridge Loan Management, Ltd.,
Series 2015-6A, Class A
2.071%, 05/05/2027 (P)(S)	485,000	478,904
Louisiana Local Government
Environmental Facilities & Communities
Development Authority,
Series 2010-ELL, Class A2
2.470%, 02/01/2019	341,496	342,811
Madison Park Funding XI, Ltd.,
Series 2013-11A, Class A1A
1.899%, 10/23/2025 (P)(S)	721,165	713,653
Madison Park Funding XII, Ltd.,
Series 2014-12A, Class B1
2.774%, 07/20/2026 (P)(S)	530,000	525,387
Magnetite CLO, Ltd., Series 2012-7A,
Class C 5.122%, 01/15/2025 (P)(S)	622,000	592,992
Magnetite IX, Ltd., Series 2014-9A,
Class A1 2.039%, 07/25/2026 (P)(S)	915,000	908,176
Magnetite VIII, Ltd., Series 2014-8A,
Class A 2.102%, 04/15/2026 (P)(S)	625,000	623,280
Magnetite XII, Ltd., Series 2015-12A,
Class A 2.122%, 04/15/2027 (P)(S)	555,000	551,444
Nationstar HECM Loan Trust,
Series 2016-1A, Class A
2.981%, 02/25/2026 (S)	427,969	428,183
NRZ Advance Receivables Trust,
Series 2015-T2, Class AT2
3.302%, 08/17/2048 (S)	2,035,000	2,045,755
Oaktree EIF II Series A1, Ltd.,
Series 2015-B1A, Class A
2.167%, 02/15/2026 (P)(S)	775,000	767,600
OCP CLO, Ltd., Series 2015-8A, Class A1
2.151%, 04/17/2027 (P)(S)	1,065,000	1,048,183
Ocwen Master Advance Receivables Trust,
Series 2015-1, AT1
2.537%, 09/17/2046 (S)	620,000	619,657
OHA Credit Partners VII, Ltd.,
Series 2012-7A, Class A
2.038%, 11/20/2023 (P)(S)	565,000	563,139
OHA Credit Partners VIII, Ltd.,
Series 2013-8A, Class A
1.744%, 04/20/2025 (P)(S)	856,000	845,372
OHA Loan Funding, Ltd., Series 2015-1A,
Class A 2.118%, 02/15/2027 (P)(S)	910,000	902,361
OneMain Financial Issuance Trust,
Series 2016-2A, Class A
4.100%, 03/20/2028 (S)	945,000	950,982
OZLM XII, Ltd., Series 2015-12A,
Class A1 2.066%, 04/30/2027 (P)(S)	1,025,000	1,008,360

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	$186,965	$187,038
Race Point IX CLO, Ltd., Series 2015-9A,
Class A1 2.132%, 04/15/2027 (P)(S)	945,000	935,063
Santander Drive Auto Receivables Trust
Series 2013-5, Class C,
2.250%, 06/17/2019	110,000	110,285
Series 2014-1, Class C,
2.360%, 04/15/2020	470,000	471,514
Series 2014-4, Class B,
1.820%, 05/15/2019	185,000	185,147
Series 2015-2, Class B,
1.830%, 01/15/2020	735,000	732,976
Securitized Asset Backed
Receivables LLC Trust,
Series 2006-HE1, Class A2B
0.523%, 07/25/2036 (P)	180,808	79,960
Shackleton 2015-VIII CLO, Ltd.,
Series 2015-8A, Class A1
1.837%, 10/20/2027 (P)(S)	1,035,000	1,028,261
Sound Point CLO IV, Ltd.,
Series 2013-3A, Class A
1.994%, 01/21/2026 (P)(S)	623,000	613,759
Sound Point CLO VIII, Ltd.,
Series 2015-1A, Class A
2.152%, 04/15/2027 (P)(S)	755,000	746,823
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A3
0.613%, 07/25/2037 (P)	45,000	26,801
SpringCastle America Funding LLC,
Series 2014-AA, Class A
2.700%, 05/25/2023 (S)	438,034	436,230
Springleaf Funding Trust, Series 2014-AA,
Class A 2.410%, 12/15/2022 (S)	680,800	678,964
SPS Servicer Advance Receivables Trust,
Series 2015-T3, Class AT3
2.920%, 07/15/2047 (S)	630,000	630,367
Treman Park CLO LLC, Series 2015-1A,
Class A 2.124%, 04/20/2027 (P)(S)	775,000	770,942
Venture XXI CLO, Ltd., Series 2015-21A,
Class A 2.112%, 07/15/2027 (P)(S)	915,000	905,217
Voya CLO, Ltd.
Series 2012-1RA, Class A2R,
2.186%, 03/14/2022 (P)(S)	500,000	496,343
Series 2012-3AR, Class BR,
2.572%, 10/15/2022 (P)(S)	550,000	529,242
Series 2015-1A, Class A1,
2.100%, 04/18/2027 (P)(S)	730,000	725,314
Series 2015-1A, Class A2,
2.720%, 04/18/2027 (P)(S)	255,000	249,066
Westlake Automobile Receivables Trust,
Series 2014-2A, Class B
1.580%, 04/15/2020 (S)	795,000	794,501
TOTAL ASSET BACKED SECURITIES (Cost $49,562,795)		$49,144,403

PURCHASED OPTIONS - 0.0%
Call options - 0.0%
Over the Counter Option on the USD vs.
BRL (Expiration Date: 06/30/2016;
Strike Price: $3.78; Counterparty:
Goldman Sachs International) (I)	162,279	5,382
Put options - 0.0%
Over the Counter Option on the USD vs.
CNY (Expiration Date: 04/19/2016;
Strike Price: $6.46; Counterparty: Bank
of America) (I)	2,207,000	7,226
Over the Counter Option on the USD vs.
CNY (Expiration Date: 05/03/2016;
Strike Price: $6.47; Counterparty: Bank
of America) (I)	1,103,000	7,335
		14,561
TOTAL PURCHASED OPTIONS (Cost $28,693)		$19,943

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	26,529	265,457
TOTAL SECURITIES LENDING
COLLATERAL (Cost $265,441)		$265,457

SHORT-TERM INVESTMENTS - 3.8%
Repurchase agreement - 3.8%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2016 at 0.320%
to be repurchased at $4,900,044 on
04/01/2016, collateralized by $4,909,100
U.S. Treasury Notes, 1.500% due
05/31/2020 (valued at $4,998,077,
including interest)	$4,900,000	$4,900,000
Goldman Sachs Tri-Party Repurchase
Agreement dated 03/31/2016 at 0.300%
to be repurchased at $5,700,048 on
04/01/2016, collateralized by $5,317,437
Federal National Mortgage Association,
4.500% due 09/01/2041 (valued at
$5,814,000, including interest)	5,700,000	5,700,000
		10,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,600,000)		$10,600,000
Total Investments (Investment Quality Bond Trust)
(Cost $365,883,640) - 131.1%		$366,677,413
Other assets and liabilities, net - (31.1%)		(87,000,296)
TOTAL NET ASSETS - 100.0%		$279,677,117

Lifestyle Aggressive MVP

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 96.6%
Equity - 96.6%
All Cap Core, Series NAV (QS Investors)	393,842	$10,909,415
Alpha Opportunities, Series NAV (Wellington)	2,438,716	26,118,643
Blue Chip Growth, Series NAV (T.
Rowe Price)	876,464	26,863,627
Capital Appreciation, Series NAV (Jennison)	1,648,100	22,002,129
Emerging Markets Value, Series NAV (DFA)	3,822,159	29,201,291
Equity Income, Series NAV (T. Rowe Price)	2,252,413	36,444,036
Fundamental Large Cap Value,
Series NAV (JHAM) (A)(1)	2,177,306	35,402,994
International Core, Series NAV (GMO)	2,255,921	21,228,214

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Lifestyle Aggressive MVP (continued)

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) (continued)
Equity (continued)
International Growth Opportunities,
Series NAV (Baillie Gifford)	697,206	$8,150,341
International Growth Stock,
Series NAV (Invesco)	983,870	15,889,507
International Value, Series NAV (Templeton)	2,103,074	23,764,735
Mid Cap Stock, Series NAV (Wellington)	890,291	12,846,901
Mid Value, Series NAV (T. Rowe Price)	805,912	9,139,043
Real Estate Securities, Series NAV (Deutsche)	396,701	7,557,153
Small Cap Growth, Series NAV (Wellington)	421,384	3,307,862
Small Cap Opportunities,
Series NAV (DFA/Invesco)	169,102	4,912,408
Small Cap Value, Series NAV (Wellington)	115,868	2,433,225
Small Company Growth, Series NAV (Invesco)	86,217	2,277,849
Small Company Value, Series NAV (T.
Rowe Price)	137,307	2,816,172
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	991,964	15,950,785
Strategic Growth, Class NAV (JHAM) (A)(1)	1,462,959	22,558,829
U.S. Equity, Series NAV (GMO)	1,112,760	21,665,437
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $358,760,826)		$361,440,596

SHORT-TERM INVESTMENTS - 0.9%
Commercial paper - 0.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.430%, 04/21/2016*	$240,000	$239,943
BMW US Capital LLC
0.380%, 04/13/2016*	300,000	299,960
Henkel of America, Inc.
0.450%, 04/07/2016*	330,000	329,978
Piedmont Natural Gas Company, Inc.
0.550%, 04/05/2016*	310,000	309,985
		1,179,866
U.S. Government - 0.6%
U.S. Treasury Notes
0.500%, 07/31/2016	697,000	697,326
1.000%, 08/31/2016	695,000	696,738
3.250%, 06/30/2016	616,000	620,481
		2,014,545
TOTAL SHORT-TERM INVESTMENTS (Cost $3,194,858)		$3,194,411
Total Investments (Lifestyle Aggressive MVP)
(Cost $361,955,684) - 97.5%		$364,635,007
Other assets and liabilities, net - 2.5%		9,414,150
TOTAL NET ASSETS - 100.0%		$374,049,157

Lifestyle Aggressive PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 81.0%
Equity - 81.0%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	1,036,711	$16,670,314
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $17,494,476)		$16,670,314

UNAFFILIATED INVESTMENT COMPANIES - 19.1%
Exchange-traded funds - 19.1%
Financial Select Sector SPDR Fund	21,173	$476,604
Vanguard Energy ETF	2,706	232,229
Vanguard FTSE Emerging Markets ETF	31,638	1,094,042
Vanguard Health Care ETF	2,088	257,450
Vanguard Information Technology ETF	5,689	623,116
Vanguard Materials ETF	782	76,777
Vanguard Mid-Cap ETF	5,187	628,820
Vanguard REIT ETF	2,491	208,746
Vanguard Small-Cap ETF	3,047	339,801
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $4,172,749)		$3,937,585
Total Investments (Lifestyle Aggressive PS Series)
(Cost $21,667,225) - 100.1%		$20,607,899
Other assets and liabilities, net - (0.1%)		(19,058)
TOTAL NET ASSETS - 100.0%		$20,588,841

Lifestyle Balanced MVP

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.8%
Equity - 50.7%
All Cap Core, Series NAV (QS Investors)	3,011,563	$83,420,288
Alpha Opportunities, Series NAV (Wellington)	19,141,990	205,010,714
Blue Chip Growth, Series NAV (T.
Rowe Price)	5,376,443	164,787,978
Capital Appreciation, Series NAV (Jennison)	11,127,125	148,547,119
Emerging Markets Value, Series NAV (DFA)	32,008,643	244,546,032
Equity Income, Series NAV (T. Rowe Price)	15,447,988	249,948,439
Fundamental Large Cap Value,
Series NAV (JHAM) (A)(1)	13,491,557	219,372,716
International Core, Series NAV (GMO)	14,901,160	140,219,912
International Growth Opportunities,
Series NAV (Baillie Gifford)	4,873,885	56,975,712
International Growth Stock,
Series NAV (Invesco)	6,458,419	104,303,474
International Value, Series NAV (Templeton)	13,815,052	156,110,092
Mid Cap Stock, Series NAV (Wellington)	7,725,698	111,481,827
Mid Value, Series NAV (T. Rowe Price)	10,173,933	115,372,400
Small Cap Growth, Series NAV (Wellington)	5,838,217	45,830,005
Small Cap Value, Series NAV (Wellington)	2,324,531	48,815,161
Small Company Growth, Series NAV (Invesco)	1,469,023	38,811,590
Small Company Value, Series NAV (T.
Rowe Price)	2,812,589	57,686,201
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	106,171,458	1,707,237,038
Strategic Growth, Class NAV (JHAM) (A)(1)	9,956,820	153,534,170
U.S. Equity, Series NAV (GMO)	8,425,019	164,035,115
		4,216,045,983
Fixed income - 47.7%
Bond, Series NAV (JHAM) (A)(1)	183,735,268	2,506,149,062
Core Bond, Series NAV (Wells Capital)	25,725,113	343,173,001
Global Bond, Series NAV (PIMCO)	13,589,140	169,048,904
New Income, Series NAV (T. Rowe Price)	45,944,514	594,981,462
Short Term Government Income,
Series NAV (JHAM) (A)(1)	4,600,895	57,005,083
Total Return, Class NAV (PIMCO)	21,558,819	289,534,937
		3,959,892,449

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Lifestyle Balanced MVP (continued)

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) (continued)
Alternative - 0.4%
Global Conservative Absolute Return,
Class NAV (Standard Life)	3,715,472	$35,742,841
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $7,830,551,687)		$8,211,681,273

SHORT-TERM INVESTMENTS - 1.0%
Commercial paper - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.430%, 04/21/2016*	$4,050,000	$4,049,043
Henkel of America, Inc.
0.450%, 04/07/2016*	4,420,000	4,419,699
Novartis Finance Corp.
0.410%, 04/07/2016*	3,755,000	3,754,766
Piedmont Natural Gas Company, Inc.
0.550%, 04/05/2016*	4,070,000	4,069,805
Sumitomo Mitsui Trust Bank, Ltd.
0.350%,04/01/2016*	1,000,000	1,000,000
		17,293,313
U.S. Government - 0.5%
U.S. Treasury Bill
0.230%, 04/07/2016*	4,300,000	4,299,914
U.S. Treasury Notes
0.375%, 04/30/2016	6,000,000	6,000,600
0.500%, 07/31/2016	5,000,000	5,002,340
1.000%, 08/31/2016	9,275,000	9,298,188
3.250%, 05/31/2016	6,000,000	6,029,004
3.250%, 06/30/2016	10,000,000	10,072,750
		40,702,796
U.S. Government Agency - 0.1%
Federal Agricultural Mortgage Corp.
0.150%, 04/01/2016*	6,720,000	6,720,000
		6,720,000
Money market funds - 0.2%
State Street Institutional U.S. Government
Money Market Fund, 0.2385% (Y)	16,998,445	$16,998,445
TOTAL SHORT-TERM INVESTMENTS (Cost $81,807,945)		$81,714,554
Total Investments (Lifestyle Balanced MVP)
(Cost $7,912,359,632) - 99.8%		$8,293,395,827
Other assets and liabilities, net - 0.2%		15,599,801
TOTAL NET ASSETS - 100.0%		$8,308,995,628

Lifestyle Balanced PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 50.2%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	30,360,677	$488,199,680
Fixed income - 49.8%
Bond, Series NAV (JHAM) (A)(1)	35,539,261	484,755,514
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $991,418,324)		$972,955,194
Total Investments (Lifestyle Balanced PS Series)
(Cost $991,418,324) - 100.0%		$972,955,194
Other assets and liabilities, net - 0.0%		(44,900)
TOTAL NET ASSETS - 100.0%		$972,910,294

Lifestyle Conservative MVP

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.7%
Equity - 19.8%
Blue Chip Growth, Series NAV (T.
Rowe Price)	615,828	$18,875,119
Capital Appreciation, Series NAV (Jennison)	776,776	10,369,966
Equity Income, Series NAV (T. Rowe Price)	1,802,492	29,164,313
Fundamental All Cap Core,
Series NAV (JHAM) (A)(1)	2,668,595	37,093,477
International Core, Series NAV (GMO)	2,204,731	20,746,522
International Growth Opportunities,
Series NAV (Baillie Gifford)	320,278	3,744,053
International Growth Stock,
Series NAV (Invesco)	371,348	5,997,262
International Value, Series NAV (Templeton)	1,967,455	22,232,244
Mid Cap Stock, Series NAV (Wellington)	659,369	9,514,694
Mid Value, Series NAV (T. Rowe Price)	842,633	9,555,462
Small Cap Growth, Series NAV (Wellington)	972,766	7,636,218
Small Cap Value, Series NAV (Wellington)	594,887	12,492,627
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	7,768,125	124,911,444
		312,333,401
Fixed income - 78.1%
Bond, Series NAV (JHAM) (A)(1)	57,501,535	784,320,933
Core Bond, Series NAV (Wells Capital)	7,875,438	105,058,340
Global Bond, Series NAV (PIMCO)	4,222,539	52,528,386
New Income, Series NAV (T. Rowe Price)	14,124,091	182,906,976
Short Term Government Income,
Series NAV (JHAM) (A)(1)	1,381,285	17,114,125
Total Return, Class NAV (PIMCO)	6,614,020	88,826,285
		1,230,755,045
Alternative - 0.7%
Global Conservative Absolute Return,
Class NAV (Standard Life)	1,215,051	11,688,790
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $1,573,224,414)		$1,554,777,236

SHORT-TERM INVESTMENTS - 0.8%
Commercial paper - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.430%,
04/21/2016 *	$920,000	$919,783
Henkel of America, Inc. 0.450%, 04/07/2016 *	805,000	804,945
Novartis Finance Corp. 0.410%, 04/07/2016 *	765,000	764,952
Piedmont Natural Gas Company, Inc. 0.550%,
04/05/2016 *	880,000	879,958
		3,369,638

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Lifestyle Conservative MVP (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government - 0.5%
U.S. Treasury Bill 0.230%, 04/07/2016 *	$870,000	$869,983
U.S. Treasury Notes
0.375%, 04/30/2016	1,800,000	1,800,180
0.500%, 07/31/2016	2,000,000	2,000,936
1.000%, 08/31/2016	1,846,000	1,850,615
3.250%, 05/31/2016	1,800,000	1,808,701
		8,330,415
U.S. Government Agency - 0.1%
Federal Agricultural Mortgage Corp. 0.150%,
04/01/2016 *	1,560,000	1,560,000
		1,560,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,273,142)		$13,260,053
Total Investments (Lifestyle Conservative MVP)
(Cost $1,586,497,556) - 99.5%		$1,568,037,289
Other assets and liabilities, net - 0.5%		7,355,351
TOTAL NET ASSETS - 100.0%		$1,575,392,640

Lifestyle Conservative PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 20.0%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	2,522,240	$40,557,626
Fixed income - 80.0%
Bond, Series NAV (JHAM) (A)(1)	11,893,732	162,230,503
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $204,129,138)		$202,788,129
Total Investments (Lifestyle Conservative PS Series)
(Cost $204,129,138) - 100.0%		$202,788,129
Other assets and liabilities, net - 0.0%		(24,844)
TOTAL NET ASSETS - 100.0%		$202,763,285

Lifestyle Growth MVP

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.0%
Equity - 72.2%
All Cap Core, Series NAV (QS Investors)	3,965,198	$109,835,973
Alpha Opportunities, Series NAV (Wellington)	33,959,585	363,707,154
Blue Chip Growth, Series NAV (T.
Rowe Price)	9,976,068	305,766,484
Capital Appreciation, Series NAV (Jennison)	20,494,383	273,600,008
Emerging Markets Value, Series NAV (DFA)	49,337,536	376,938,775
Equity Income, Series NAV (T. Rowe Price)	27,651,590	447,402,722
Fundamental Large Cap Value,
Series NAV (JHAM) (A)(1)	25,571,607	415,794,332
International Core, Series NAV (GMO)	27,132,349	255,315,408
International Growth Opportunities,
Series NAV (Baillie Gifford)	9,421,233	110,134,218
International Growth Stock,
Series NAV (Invesco)	11,759,486	189,915,699
International Value, Series NAV (Templeton)	26,310,671	297,310,584
Mid Cap Stock, Series NAV (Wellington)	9,486,694	136,892,997
Mid Value, Series NAV (T. Rowe Price)	12,518,491	141,959,683
Small Cap Growth, Series NAV (Wellington)	8,187,998	64,275,783
Small Cap Opportunities,
Series NAV (DFA/Invesco)	2,104,625	61,139,348
Small Cap Value, Series NAV (Wellington)	2,812,102	59,054,145
Small Company Growth, Series NAV (Invesco)	2,235,003	59,048,767
Small Company Value, Series NAV (T.
Rowe Price)	4,243,612	87,036,482
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	184,207,489	2,962,056,426
Strategic Growth, Class NAV (JHAM) (A)(1)	18,210,849	280,811,293
U.S. Equity, Series NAV (GMO)	17,321,952	337,258,404
		7,335,254,685
Fixed income - 25.4%
Bond, Series NAV (JHAM) (A)(1)	114,348,506	1,559,713,623
Core Bond, Series NAV (Wells Capital)	18,193,391	242,699,842
Global Bond, Series NAV (PIMCO)	9,633,759	119,843,961
New Income, Series NAV (T. Rowe Price)	32,476,662	420,572,776
Short Term Government Income,
Series NAV (JHAM) (A)(1)	2,778,484	34,425,421
Total Return, Class NAV (PIMCO)	15,193,599	204,050,030
		2,581,305,653
Alternative - 0.4%
Global Conservative Absolute Return,
Class NAV (Standard Life)	3,982,705	38,313,622
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $9,148,474,531)		$9,954,873,960

SHORT-TERM INVESTMENTS - 0.8%
Commercial paper - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.430%,
04/21/2016 *	$4,630,000	$4,628,906
Henkel of America, Inc. 0.450%, 04/07/2016 *	6,320,000	6,319,570
Novartis Finance Corp. 0.410%, 04/07/2016 *	4,435,000	4,434,724
Piedmont Natural Gas Company, Inc. 0.550%,
04/05/2016 *	5,640,000	5,639,730
		21,022,930
U.S. Government - 0.4%
U.S. Treasury Notes
0.500%, 07/31/2016	13,200,000	13,206,178
1.000%, 08/31/2016	13,273,000	13,306,183
3.250%, 05/31/2016	11,300,000	11,354,624
3.250%, 06/30/2016	11,200,000	11,281,480
		49,148,465
U.S. Government Agency - 0.1%
Federal Agricultural Mortgage Corp. 0.150%,
04/01/2016 *	6,840,000	6,840,000
		6,840,000

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Lifestyle Growth MVP (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 0.1%
State Street Institutional U.S. Government
Money Market Fund, 0.2385% (Y)	6,173,902	$6,173,902
		6,173,902
TOTAL SHORT-TERM INVESTMENTS (Cost $83,224,493)		$83,185,297
Total Investments (Lifestyle Growth MVP)
(Cost $9,231,699,024) - 98.8%		$10,038,059,257
Other assets and liabilities, net - 1.2%		126,020,704
TOTAL NET ASSETS - 100.0%		$10,164,079,961

Lifestyle Growth PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 70.1%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	84,848,147	$1,364,358,198
Fixed income - 29.9%
Bond, Series NAV (JHAM) (A)(1)	42,682,747	582,192,667
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $2,006,270,849)		$1,946,550,865
Total Investments (Lifestyle Growth PS Series)
(Cost $2,006,270,849) - 100.0%		$1,946,550,865
Other assets and liabilities, net - 0.0%		(67,942)
TOTAL NET ASSETS - 100.0%		$1,946,482,923

Lifestyle Moderate MVP

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.9%
Equity - 39.5%
Alpha Opportunities, Series NAV (Wellington)	4,200,090	$44,982,969
Blue Chip Growth, Series NAV (T.
Rowe Price)	1,445,876	44,316,096
Capital Appreciation, Series NAV (Jennison)	1,623,235	21,670,181
Equity Income, Series NAV (T. Rowe Price)	5,655,553	91,506,845
Fundamental All Cap Core,
Series NAV (JHAM) (A)(1)	5,199,523	72,273,366
International Core, Series NAV (GMO)	5,327,087	50,127,890
International Growth Opportunities,
Series NAV (Baillie Gifford)	1,580,964	18,481,467
International Growth Stock,
Series NAV (Invesco)	2,126,797	34,347,776
International Value, Series NAV (Templeton)	5,255,245	59,384,263
Mid Cap Stock, Series NAV (Wellington)	1,504,592	21,711,259
Mid Value, Series NAV (T. Rowe Price)	2,017,218	22,875,253
Small Cap Growth, Series NAV (Wellington)	1,348,380	10,584,779
Small Cap Value, Series NAV (Wellington)	611,399	12,839,371
Small Company Growth, Series NAV (Invesco)	338,856	8,952,564
Small Company Value, Series NAV (T.
Rowe Price)	689,256	14,136,641
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	24,384,822	392,107,934
Strategic Growth, Class NAV (JHAM) (A)(1)	1,465,065	22,591,302
U.S. Equity, Series NAV (GMO)	1,186,538	23,101,894
		965,991,850
Fixed income - 58.8%
Bond, Series NAV (JHAM) (A)(1)	67,343,651	918,567,394
Core Bond, Series NAV (Wells Capital)	9,313,027	124,235,782
Global Bond, Series NAV (PIMCO)	4,821,391	59,978,098
New Income, Series NAV (T. Rowe Price)	16,597,901	214,942,821
Short Term Government Income,
Series NAV (JHAM) (A)(1)	1,537,964	19,055,373
Total Return, Class NAV (PIMCO)	7,731,269	103,830,937
		1,440,610,405
Alternative - 0.6%
Global Conservative Absolute Return,
Class NAV (Standard Life)	1,446,937	13,919,530
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $2,352,877,048)		$2,420,521,785

SHORT-TERM INVESTMENTS - 0.9%
Commercial paper - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.430%,
04/21/2016 *	$1,160,000	$1,159,726
Henkel of America, Inc. 0.450%, 04/07/2016 *	1,125,000	1,124,923
Novartis Finance Corp. 0.410%, 04/07/2016 *	1,045,000	1,044,935
Piedmont Natural Gas Company, Inc. 0.550%,
04/05/2016 *	1,100,000	1,099,947
		4,429,531
U.S. Government - 0.3%
U.S. Treasury Bill 0.230%, 04/07/2016 *	1,200,000	1,199,976
U.S. Treasury Notes
0.375%, 04/30/2016	2,300,000	2,300,230
0.500%, 07/31/2016	500,000	500,234
1.000%, 08/31/2016	1,178,000	1,180,945
3.250%, 05/31/2016	2,000,000	2,009,668
3.250%, 06/30/2016	2,000,000	2,014,550
		9,205,603
U.S. Government Agency - 0.1%
Federal Agricultural Mortgage Corp. 0.150%,
04/01/2016 *	1,880,000	1,880,000
		1,880,000
Money market funds - 0.3%
State Street Institutional U.S. Government
Money Market Fund, 0.2385% (Y)	7,337,398	$7,337,398
TOTAL SHORT-TERM INVESTMENTS (Cost $22,879,328)		$22,852,532
Total Investments (Lifestyle Moderate MVP)
(Cost $2,375,756,376) - 99.8%		$2,443,374,317
Other assets and liabilities, net - 0.2%		4,776,627
TOTAL NET ASSETS - 100.0%		$2,448,150,944

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Lifestyle Moderate PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 40.3%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	8,122,631	$130,611,901
Fixed income - 59.7%
Bond, Series NAV (JHAM) (A)(1)	14,199,606	193,682,625
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $329,043,251)		$324,294,526
Total Investments (Lifestyle Moderate PS Series)
(Cost $329,043,251) - 100.0%		$324,294,526
Other assets and liabilities, net - 0.0%		(28,410)
TOTAL NET ASSETS - 100.0%		$324,266,116

Mid Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.8%
Consumer discretionary - 13.0%
Auto components - 0.4%
Dana Holding Corp.	82,353	$1,160,344
Gentex Corp.	159,641	2,504,767
		3,665,111
Automobiles - 0.2%
Thor Industries, Inc.	25,231	1,608,981
Distributors - 0.9%
LKQ Corp. (I)	169,216	5,403,067
Pool Corp.	23,234	2,038,551
		7,441,618
Diversified consumer services - 0.6%
DeVry Education Group, Inc. (L)	31,424	542,692
Graham Holdings Company, Class B	2,375	1,140,000
Service Corp. International	107,703	2,658,110
Sotheby’s	30,471	814,490
		5,155,292
Hotels, restaurants and leisure - 2.1%
Brinker International, Inc.	31,563	1,450,320
Buffalo Wild Wings, Inc. (I)	10,406	1,541,337
Cracker Barrel Old Country Store, Inc. (L)	13,230	2,019,824
Domino’s Pizza, Inc.	27,534	3,630,633
Dunkin’ Brands Group, Inc.	50,663	2,389,774
International Speedway Corp., Class A	14,758	544,718
Jack in the Box, Inc.	19,169	1,224,324
Panera Bread Company, Class A (I)	12,708	2,602,980
The Cheesecake Factory, Inc.	24,943	1,324,224
The Wendy’s Company	120,913	1,316,743
		18,044,877
Household durables - 2.3%
CalAtlantic Group, Inc.	42,232	1,411,393
Jarden Corp. (I)	114,240	6,734,448
KB Home (L)	46,759	667,719
MDC Holdings, Inc.	21,669	543,025
NVR, Inc. (I)	2,016	3,492,518
Tempur Sealy International, Inc. (I)	34,501	2,097,316
Toll Brothers, Inc. (I)	85,685	2,528,564
TRI Pointe Group, Inc. (I)	80,539	948,749
Tupperware Brands Corp.	27,911	1,618,280
		20,042,012
Internet and catalog retail - 0.1%
HSN, Inc.	17,625	921,964
Leisure products - 0.9%
Brunswick Corp.	50,308	2,413,778
Polaris Industries, Inc.	33,386	3,287,853
Vista Outdoor, Inc. (I)	33,774	1,753,208
		7,454,839
Media - 1.4%
AMC Networks, Inc., Class A (I)	33,663	2,186,075
Cable One, Inc.	2,427	1,060,915
Cinemark Holdings, Inc.	58,304	2,089,032
DreamWorks Animation
SKG, Inc., Class A (I)	39,492	985,325
John Wiley & Sons, Inc., Class A	26,858	1,313,088
Live Nation Entertainment, Inc. (I)	80,565	1,797,405
Meredith Corp.	20,852	990,470
The New York Times Company, Class A	67,592	842,196
Time, Inc.	57,963	894,949
		12,159,455
Multiline retail - 0.4%
Big Lots, Inc.	27,387	1,240,357
J.C. Penney Company, Inc. (I)(L)	169,172	1,871,042
		3,111,399
Specialty retail - 2.6%
Aaron’s, Inc.	35,714	896,421
Abercrombie & Fitch Company, Class A	37,144	1,171,522
American Eagle Outfitters, Inc. (L)	91,868	1,531,440
Ascena Retail Group, Inc. (I)(L)	94,356	1,043,577
Cabela’s, Inc. (I)(L)	26,612	1,295,738
Chico’s FAS, Inc.	73,895	980,587
CST Brands, Inc.	41,791	1,600,177
Dick’s Sporting Goods, Inc.	49,784	2,327,402
Foot Locker, Inc.	75,861	4,893,035
Guess?, Inc.	35,106	658,940
Murphy USA, Inc. (I)	21,652	1,330,515
Office Depot, Inc. (I)	273,073	1,938,818
Williams-Sonoma, Inc.	45,681	2,500,578
		22,168,750
Textiles, apparel and luxury goods - 1.1%
Carter’s, Inc.	28,601	3,013,973
Deckers Outdoor Corp. (I)	17,924	1,073,827
Fossil Group, Inc. (I)(L)	22,876	1,016,152
Kate Spade & Company (I)	70,804	1,806,918
Skechers U.S.A., Inc., Class A (I)	72,222	2,199,160
		9,110,030
		110,884,328
Consumer staples - 4.0%
Beverages - 0.1%
The Boston Beer
Company, Inc., Class A (I)(L)	5,226	967,176
Food and staples retailing - 0.8%
Casey’s General Stores, Inc.	21,581	2,445,559
Sprouts Farmers Market, Inc. (I)	78,111	2,268,343
SUPERVALU, Inc. (I)	146,978	846,593
United Natural Foods, Inc. (I)	27,812	1,120,824
		6,681,319

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products - 2.5%
Dean Foods Company (L)	50,672	$877,639
Flowers Foods, Inc.	103,251	1,906,013
Ingredion, Inc.	39,728	4,242,553
Lancaster Colony Corp.	10,741	1,187,632
Post Holdings, Inc. (I)	35,423	2,436,040
Snyder’s-Lance, Inc.	43,690	1,375,361
The Hain Celestial Group, Inc. (I)	56,980	2,331,052
The WhiteWave Foods Company (I)	97,459	3,960,734
Tootsie Roll Industries, Inc. (L)	9,916	346,458
TreeHouse Foods, Inc. (I)	31,167	2,703,737
		21,367,219
Household products - 0.2%
Energizer Holdings, Inc.	34,172	1,384,308
Personal products - 0.4%
Avon Products, Inc.	240,689	1,157,714
Edgewell Personal Care Company	32,803	2,641,626
		3,799,340
		34,199,362
Energy - 3.2%
Energy equipment and services - 1.4%
Dril-Quip, Inc. (I)	20,980	1,270,549
Ensco PLC, Class A	136,441	1,414,893
Nabors Industries, Ltd.	155,631	1,431,805
Noble Corp. PLC (L)	134,410	1,391,144
Oceaneering International, Inc.	54,078	1,797,553
Oil States International, Inc. (I)	28,433	896,208
Patterson-UTI Energy, Inc.	81,329	1,433,017
Rowan Companies PLC, Class A	68,978	1,110,546
Superior Energy Services, Inc.	83,672	1,120,368
		11,866,083
Oil, gas and consumable fuels - 1.8%
CONSOL Energy, Inc. (L)	126,584	1,429,133
Denbury Resources, Inc. (L)	194,884	432,642
Energen Corp.	53,635	1,962,505
Gulfport Energy Corp. (I)	67,987	1,926,752
HollyFrontier Corp.	97,568	3,446,102
QEP Resources, Inc.	105,482	1,488,351
SM Energy Company (L)	37,621	705,018
Western Refining, Inc.	37,182	1,081,624
World Fuel Services Corp.	39,138	1,901,324
WPX Energy, Inc. (I)	129,401	904,513
		15,277,964
		27,144,047
Financials - 24.3%
Banks - 5.3%
Associated Banc-Corp.	82,733	1,484,230
BancorpSouth, Inc.	46,869	998,778
Bank of Hawaii Corp.	23,817	1,626,225
Bank of the Ozarks, Inc.	45,112	1,893,351
Cathay General Bancorp	40,918	1,159,207
Commerce Bancshares, Inc.	45,973	2,066,486
Cullen/Frost Bankers, Inc. (L)	30,145	1,661,291
East West Bancorp, Inc.	79,529	2,583,102
First Horizon National Corp.	131,403	1,721,379
First Niagara Financial Group, Inc.	196,070	1,897,958
FirstMerit Corp.	91,607	1,928,327
FNB Corp.	115,759	1,506,025
Fulton Financial Corp.	95,941	1,283,691
Hancock Holding Company	42,826	983,285
International Bancshares Corp.	30,601	754,621
PacWest Bancorp	63,242	2,349,440
PrivateBancorp, Inc.	43,861	1,693,035
Prosperity Bancshares, Inc.	36,299	1,683,911
Signature Bank (I)	29,439	4,007,237
SVB Financial Group (I)	28,525	2,910,976
Synovus Financial Corp.	69,815	2,018,352
TCF Financial Corp.	94,301	1,156,130
Trustmark Corp.	37,351	860,194
Umpqua Holdings Corp.	121,750	1,930,955
Valley National Bancorp	123,592	1,179,068
Webster Financial Corp.	50,526	1,813,883
		45,151,137
Capital markets - 1.7%
Eaton Vance Corp.	63,294	2,121,615
Federated Investors, Inc., Class B	52,247	1,507,326
Janus Capital Group, Inc.	81,189	1,187,795
Raymond James Financial, Inc.	70,765	3,369,122
SEI Investments Company	75,977	3,270,810
Stifel Financial Corp. (I)	38,422	1,137,291
Waddell & Reed Financial, Inc., Class A	45,105	1,061,772
WisdomTree Investments, Inc. (L)	62,586	715,358
		14,371,089
Consumer finance - 0.2%
SLM Corp. (I)	235,604	1,498,441
Diversified financial services - 1.5%
CBOE Holdings, Inc.	45,209	2,953,504
FactSet Research Systems, Inc.	22,763	3,449,277
MarketAxess Holdings, Inc.	20,739	2,588,849
MSCI, Inc.	49,134	3,639,847
		12,631,477
Insurance - 5.2%
Alleghany Corp. (I)	8,535	4,235,067
American Financial Group, Inc.	39,241	2,761,389
Arthur J. Gallagher & Company	97,834	4,351,656
Aspen Insurance Holdings, Ltd.	33,701	1,607,538
Brown & Brown, Inc.	63,581	2,276,200
CNO Financial Group, Inc.	99,259	1,778,721
Endurance Specialty Holdings, Ltd.	34,027	2,223,324
Everest Re Group, Ltd.	23,594	4,658,163
First American Financial Corp.	60,290	2,297,652
Genworth Financial, Inc., Class A (I)	275,166	751,203
Kemper Corp.	26,664	788,454
Mercury General Corp.	20,122	1,116,771
Old Republic International Corp.	134,692	2,462,170
Primerica, Inc.	26,565	1,182,939
Reinsurance Group of America, Inc.	36,038	3,468,658
RenaissanceRe Holdings, Ltd.	23,843	2,857,107
The Hanover Insurance Group, Inc.	23,664	2,134,966
W.R. Berkley Corp.	54,197	3,045,871
		43,997,849
Real estate investment trusts - 9.4%
Alexandria Real Estate Equities, Inc.	40,551	3,685,680
American Campus Communities, Inc.	72,010	3,390,951
Camden Property Trust	48,040	4,039,684
Care Capital Properties, Inc.	46,317	1,243,148
Communications Sales & Leasing, Inc. (I)	66,551	1,480,760
Corporate Office Properties Trust	52,246	1,370,935
Corrections Corp. of America	64,798	2,076,776
Douglas Emmett, Inc.	77,356	2,329,189

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Duke Realty Corp.	191,166	$4,308,882
EPR Properties	34,988	2,330,901
Equity One, Inc.	50,122	1,436,497
First Industrial Realty Trust, Inc.	59,380	1,350,301
Healthcare Realty Trust, Inc.	56,486	1,744,853
Highwoods Properties, Inc.	53,112	2,539,285
Hospitality Properties Trust	83,761	2,224,692
Kilroy Realty Corp.	50,954	3,152,524
Lamar Advertising Company, Class A	45,367	2,790,071
LaSalle Hotel Properties	62,420	1,579,850
Liberty Property Trust	80,807	2,703,802
Mack-Cali Realty Corp.	49,515	1,163,603
Mid-America Apartment Communities, Inc.	41,688	4,260,930
National Retail Properties, Inc.	77,946	3,601,105
Omega Healthcare Investors, Inc.	91,503	3,230,056
Post Properties, Inc.	29,642	1,770,813
Potlatch Corp.	22,485	708,278
Rayonier, Inc.	67,828	1,673,995
Regency Centers Corp.	53,940	4,037,409
Senior Housing Properties Trust	131,254	2,348,134
Sovran Self Storage, Inc.	21,774	2,568,243
Tanger Factory Outlet Centers, Inc.	52,391	1,906,508
Taubman Centers, Inc.	33,292	2,371,389
Urban Edge Properties	51,030	1,318,615
Weingarten Realty Investors	63,019	2,364,473
WP GLIMCHER, Inc.	102,440	972,156
		80,074,488
Real estate management and development - 0.4%
Alexander & Baldwin, Inc.	25,429	932,736
Jones Lang LaSalle, Inc.	24,916	2,923,145
		3,855,881
Thrifts and mortgage finance - 0.6%
New York Community Bancorp, Inc.	268,788	4,273,729
Washington Federal, Inc.	50,622	1,146,588
		5,420,317
		207,000,679
Health care - 7.7%
Biotechnology - 0.3%
United Therapeutics Corp. (I)	25,065	2,792,993
Health care equipment and supplies - 3.6%
ABIOMED, Inc. (I)	21,399	2,028,839
Align Technology, Inc. (I)	40,045	2,910,871
Halyard Health, Inc. (I)	25,763	740,171
Hill-Rom Holdings, Inc.	31,406	1,579,722
IDEXX Laboratories, Inc. (I)	49,540	3,879,973
LivaNova PLC (I)	23,501	1,268,584
ResMed, Inc.	77,395	4,474,979
STERIS PLC	47,462	3,372,175
Teleflex, Inc.	23,002	3,611,544
The Cooper Companies, Inc.	26,743	4,117,620
West Pharmaceutical Services, Inc.	39,975	2,771,067
		30,755,545
Health care providers and services - 1.9%
Amsurg Corp. (I)	29,600	2,208,160
Centene Corp. (I)	0	18
Community Health Systems, Inc. (I)	62,322	1,153,580
LifePoint Health, Inc. (I)	23,837	1,650,712
MEDNAX, Inc. (I)	51,838	3,349,772
Molina Healthcare, Inc. (I)	22,674	1,462,246
Owens & Minor, Inc.	34,645	1,400,351
VCA, Inc. (I)	44,635	2,574,993
WellCare Health Plans, Inc. (I)	24,385	2,261,709
		16,061,541
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	104,643	1,382,334
Life sciences tools and services - 1.5%
Bio-Rad Laboratories, Inc., Class A (I)	11,518	1,574,741
Bio-Techne Corp.	20,554	1,942,764
Charles River
Laboratories International, Inc. (I)	25,820	1,960,771
Mettler-Toledo International, Inc. (I)	14,911	5,140,716
PAREXEL International Corp. (I)	29,671	1,861,262
		12,480,254
Pharmaceuticals - 0.3%
Akorn, Inc. (I)	44,273	1,041,744
Catalent, Inc. (I)	54,369	1,450,021
		2,491,765
		65,964,432
Industrials - 14.9%
Aerospace and defense - 1.8%
B/E Aerospace, Inc.	56,431	2,602,598
Curtiss-Wright Corp.	24,604	1,861,785
Esterline Technologies Corp. (I)	16,375	1,049,146
Huntington Ingalls Industries, Inc.	25,871	3,542,775
KLX, Inc. (I)	29,163	937,299
Orbital ATK, Inc.	32,509	2,826,332
Teledyne Technologies, Inc. (I)	19,063	1,680,213
Triumph Group, Inc.	27,261	858,176
		15,358,324
Airlines - 1.1%
Alaska Air Group, Inc.	68,932	5,653,803
JetBlue Airways Corp. (I)	177,445	3,747,638
		9,401,441
Building products - 1.3%
AO Smith Corp.	41,270	3,149,314
Fortune Brands Home & Security, Inc.	87,094	4,880,748
Lennox International, Inc.	21,986	2,972,287
		11,002,349
Commercial services and supplies - 1.9%
Clean Harbors, Inc. (I)	28,970	1,429,380
Copart, Inc. (I)	56,327	2,296,452
Deluxe Corp.	27,066	1,691,354
Herman Miller, Inc.	33,071	1,021,563
HNI Corp.	24,406	955,983
MSA Safety, Inc.	17,556	848,833
R.R. Donnelley & Sons Company	115,400	1,892,560
Rollins, Inc.	51,992	1,410,023
Waste Connections, Inc.	67,640	4,368,868
		15,915,016
Construction and engineering - 0.6%
AECOM (I)	84,338	2,596,767
Granite Construction, Inc.	21,782	1,041,180
KBR, Inc.	78,574	1,216,326
		4,854,273
Electrical equipment - 1.2%
Acuity Brands, Inc.	24,196	5,278,115
Hubbell, Inc.	29,473	3,122,075

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Regal Beloit Corp.	24,685	$1,557,377
		9,957,567
Industrial conglomerates - 0.4%
Carlisle Companies, Inc.	35,476	3,529,862
Machinery - 4.3%
AGCO Corp.	39,185	1,947,495
CLARCOR, Inc.	26,984	1,559,405
Crane Company	27,352	1,473,179
Donaldson Company, Inc.	68,173	2,175,400
Graco, Inc.	30,458	2,557,254
IDEX Corp.	41,957	3,477,396
ITT Corp.	49,460	1,824,579
Joy Global, Inc. (L)	54,125	869,789
Kennametal, Inc.	44,032	990,280
Lincoln Electric Holdings, Inc.	35,551	2,082,222
Nordson Corp.	29,605	2,251,164
Oshkosh Corp.	40,495	1,655,031
Terex Corp.	60,021	1,493,322
The Timken Company	38,477	1,288,595
The Toro Company	30,093	2,591,609
Trinity Industries, Inc.	84,479	1,546,810
Valmont Industries, Inc.	12,592	1,559,393
Wabtec Corp.	50,805	4,028,328
Woodward, Inc.	30,822	1,603,360
		36,974,611
Marine - 0.2%
Kirby Corp. (I)	29,733	1,792,603
Professional services - 0.6%
CEB, Inc.	18,057	1,168,830
FTI Consulting, Inc. (I)	22,785	809,095
ManpowerGroup, Inc.	39,954	3,253,055
		5,230,980
Road and rail - 0.8%
Genesee & Wyoming, Inc., Class A (I)	31,473	1,973,357
Landstar System, Inc.	23,471	1,516,461
Old Dominion Freight Line, Inc. (I)	37,981	2,644,237
Werner Enterprises, Inc.	24,673	670,119
		6,804,174
Trading companies and distributors - 0.7%
GATX Corp. (L)	23,269	1,105,278
MSC Industrial Direct Company, Inc., Class A	26,649	2,033,585
NOW, Inc. (I)(L)	59,290	1,050,619
Watsco, Inc.	14,230	1,917,350
		6,106,832
		126,928,032
Information technology - 15.8%
Communications equipment - 0.9%
ARRIS International PLC (I)	99,256	2,274,948
Ciena Corp. (I)	71,401	1,358,047
InterDigital, Inc.	19,344	1,076,494
NetScout Systems, Inc. (I)	54,477	1,251,337
Plantronics, Inc.	18,552	727,053
Polycom, Inc. (I)	74,007	825,178
		7,513,057
Electronic equipment, instruments and components - 4.1%
Arrow Electronics, Inc. (I)	50,257	3,237,053
Avnet, Inc.	72,540	3,213,522
Belden, Inc.	23,206	1,424,384
Cognex Corp.	46,911	1,827,183
FEI Company	22,582	2,010,024
Ingram Micro, Inc., Class A	81,991	2,944,297
IPG Photonics Corp. (I)	20,168	1,937,741
Jabil Circuit, Inc.	105,308	2,029,285
Keysight Technologies, Inc. (I)	94,676	2,626,312
Knowles Corp. (I)(L)	48,877	644,199
National Instruments Corp.	55,786	1,679,716
SYNNEX Corp.	16,009	1,482,273
Tech Data Corp. (I)	19,380	1,487,803
Trimble Navigation, Ltd. (I)	138,660	3,438,768
VeriFone Systems, Inc. (I)	60,883	1,719,336
Vishay Intertechnology, Inc. (L)	74,918	914,749
Zebra Technologies Corp., Class A (I)	28,822	1,988,718
		34,605,363
Internet software and services - 0.4%
comScore, Inc. (I)	25,996	780,920
j2 Global, Inc.	25,553	1,573,554
Rackspace Hosting, Inc. (I)	61,539	1,328,627
		3,683,101
IT services - 3.8%
Acxiom Corp. (I)	42,952	920,891
Broadridge Financial Solutions, Inc.	65,673	3,895,066
Computer Sciences Corp.	76,302	2,624,026
Convergys Corp.	53,376	1,482,252
CoreLogic, Inc. (I)	48,771	1,692,354
DST Systems, Inc.	17,501	1,973,588
Gartner, Inc. (I)	45,505	4,065,872
Global Payments, Inc.	71,485	4,667,971
Jack Henry & Associates, Inc.	43,580	3,685,561
Leidos Holdings, Inc.	35,495	1,786,108
MAXIMUS, Inc.	35,864	1,887,881
NeuStar, Inc., Class A (I)(L)	29,716	731,014
Science Applications International Corp.	22,866	1,219,672
WEX, Inc. (I)	21,357	1,780,320
		32,412,576
Semiconductors and semiconductor equipment - 2.0%
Advanced Micro Devices, Inc. (I)(L)	355,124	1,012,103
Atmel Corp.	232,849	1,890,734
Cree, Inc. (I)(L)	55,911	1,627,010
Cypress Semiconductor Corp. (L)	173,853	1,505,567
Fairchild Semiconductor International, Inc. (I)	62,765	1,255,300
Integrated Device Technology, Inc. (I)	74,815	1,529,219
Intersil Corp., Class A	73,369	980,944
Microsemi Corp. (I)	62,111	2,379,472
Silicon Laboratories, Inc. (I)	21,355	960,121
SunEdison, Inc. (I)(L)	173,606	93,782
Synaptics, Inc. (I)	20,264	1,615,851
Teradyne, Inc.	112,923	2,438,008
		17,288,111
Software - 4.0%
ACI Worldwide, Inc. (I)	65,809	1,368,169
ANSYS, Inc. (I)	48,745	4,360,728
Cadence Design Systems, Inc. (I)	168,756	3,979,266
CDK Global, Inc.	85,814	3,994,642
CommVault Systems, Inc. (I)	23,215	1,002,192
Fair Isaac Corp.	17,341	1,839,707
Fortinet, Inc. (I)	80,613	2,469,176
Manhattan Associates, Inc. (I)	40,343	2,294,306
Mentor Graphics Corp.	55,187	1,121,952

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
PTC, Inc. (I)	63,297	$2,098,929
Synopsys, Inc. (I)	83,740	4,056,366
The Ultimate Software Group, Inc. (I)	15,943	3,084,971
Tyler Technologies, Inc. (I)	18,191	2,339,545
		34,009,949
Technology hardware, storage and peripherals - 0.6%
3D Systems Corp. (I)(L)	58,846	910,348
Diebold, Inc.	36,000	1,040,760
Lexmark International, Inc., Class A	34,237	1,144,543
NCR Corp. (I)	68,415	2,047,661
		5,143,312
		134,655,469
Materials - 6.9%
Chemicals - 3.2%
Albemarle Corp.	62,036	3,965,961
Ashland, Inc.	34,941	3,842,112
Cabot Corp.	34,462	1,665,548
Minerals Technologies, Inc.	19,269	1,095,443
NewMarket Corp.	5,501	2,179,826
Olin Corp.	91,254	1,585,082
PolyOne Corp.	47,146	1,426,167
RPM International, Inc.	73,408	3,474,401
Sensient Technologies Corp.	24,850	1,576,981
The Scotts Miracle-Gro Company, Class A	25,114	1,827,546
The Valspar Corp.	40,168	4,298,779
		26,937,846
Construction materials - 0.2%
Eagle Materials, Inc.	27,263	1,911,409
Containers and packaging - 1.5%
AptarGroup, Inc.	34,727	2,722,944
Bemis Company, Inc.	52,326	2,709,440
Greif, Inc., Class A	14,199	465,017
Packaging Corp. of America	52,091	3,146,296
Silgan Holdings, Inc.	22,361	1,188,934
Sonoco Products Company	55,793	2,709,866
		12,942,497
Metals and mining - 1.7%
Allegheny Technologies, Inc. (L)	60,196	981,195
Carpenter Technology Corp.	25,885	886,044
Commercial Metals Company	64,246	1,090,255
Compass Minerals International, Inc.	18,646	1,321,256
Reliance Steel & Aluminum Company	39,716	2,747,950
Royal Gold, Inc.	36,066	1,849,825
Steel Dynamics, Inc.	134,402	3,025,389
United States Steel Corp. (L)	80,847	1,297,594
Worthington Industries, Inc.	25,110	894,920
		14,094,428
Paper and forest products - 0.3%
Domtar Corp.	34,625	1,402,313
Louisiana-Pacific Corp. (I)	79,124	1,354,603
		2,756,916
		58,643,096
Telecommunication services - 0.2%
Wireless telecommunication services - 0.2%
Telephone & Data Systems, Inc.	52,248	1,572,142
Utilities - 5.8%
Electric utilities - 2.0%
Cleco Corp.	33,462	1,847,437
Great Plains Energy, Inc.	85,184	2,747,184
Hawaiian Electric Industries, Inc.	59,479	1,927,120
IDACORP, Inc.	27,795	2,073,229
OGE Energy Corp.	110,366	3,159,779
PNM Resources, Inc.	44,019	1,484,321
Westar Energy, Inc.	78,268	3,882,875
		17,121,945
Gas utilities - 2.1%
Atmos Energy Corp.	56,400	4,188,264
National Fuel Gas Company	46,858	2,345,243
New Jersey Resources Corp.	47,485	1,729,879
ONE Gas, Inc.	28,895	1,765,485
Questar Corp.	96,721	2,398,681
UGI Corp.	95,010	3,827,953
WGL Holdings, Inc.	27,547	1,993,576
		18,249,081
Independent power and renewable electricity producers - 0.0%
Talen Energy Corp. (I)	35,555	319,995
Multi-utilities - 1.3%
Alliant Energy Corp.	62,706	4,657,802
Black Hills Corp.	28,293	1,701,258
MDU Resources Group, Inc.	107,913	2,099,987
Vectren Corp.	45,744	2,312,817
		10,771,864
Water utilities - 0.4%
Aqua America, Inc.	97,840	3,113,269
		49,576,154
TOTAL COMMON STOCKS (Cost $608,480,785)		$816,567,741

RIGHTS - 0.0%
Community Health Systems, Inc. (I)(N)	137,366	824
TOTAL RIGHTS (Cost $8,929)		$824

SECURITIES LENDING COLLATERAL - 3.1%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	2,613,182	26,148,284
TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,146,868)		$26,148,284

SHORT-TERM INVESTMENTS - 3.4%

Repurchase agreement - 3.4%
Repurchase Agreement with State Street Corp.
dated 03/31/2016 at 0.030% to be
repurchased at $28,900,024 on 04/01/2016,
collateralized by $28,045,000 U.S. Treasury
Bonds, 2.875% due 08/15/2045 (valued at
$29,483,709, including interest)	$28,900,000	$28,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $28,900,000)		$28,900,000
Total Investments (Mid Cap Index Trust)
(Cost $663,536,582) - 102.3%		$871,616,849
Other assets and liabilities, net - (2.3%)		(19,365,238)
TOTAL NET ASSETS - 100.0%		$852,251,611

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 89.1%
Consumer discretionary - 17.2%
Diversified consumer services - 0.2%
The Honest Company, Inc. (I)(R)	28,542	$1,211,893
Hotels, restaurants and leisure - 7.5%
Diamond Resorts International, Inc. (I)(L)	503,955	12,246,107
Hilton Worldwide Holdings, Inc.	334,946	7,542,984
Jack in the Box, Inc.	86,245	5,508,468
Panera Bread Company, Class A (I)	87,666	17,956,627
Wyndham Worldwide Corp.	127,716	9,761,334
		53,015,520
Household durables - 1.7%
Harman International Industries, Inc.	136,914	12,190,823
Internet and catalog retail - 2.2%
Expedia, Inc.	147,128	15,863,341
Specialty retail - 2.5%
Advance Auto Parts, Inc.	43,711	7,008,622
Dick’s Sporting Goods, Inc.	226,239	10,576,673
Jand, Inc., Class A (I)(R)	25,303	261,633
		17,846,928
Textiles, apparel and luxury goods - 3.1%
Kate Spade & Company (I)	396,786	10,125,979
Samsonite International SA	3,461,980	11,596,105
		21,722,084
		121,850,589
Consumer staples - 5.2%
Beverages - 4.2%
Molson Coors Brewing Company, Class B	94,868	9,124,404
Monster Beverage Corp. (I)	156,654	20,894,511
		30,018,915
Food products - 1.0%
Nomad Foods, Ltd. (I)	789,673	7,114,954
		37,133,869
Energy - 3.1%
Oil, gas and consumable fuels - 3.1%
Concho Resources, Inc. (I)	42,430	4,287,127
Diamondback Energy, Inc. (I)	59,663	4,604,790
Energen Corp.	75,575	2,765,289
Newfield Exploration Company (I)	108,166	3,596,520
Pioneer Natural Resources Company	46,382	6,527,803
		21,781,529
		21,781,529
Financials - 7.1%
Capital markets - 2.8%
Invesco, Ltd.	254,813	7,840,596
Julius Baer Group, Ltd. (I)	149,642	6,413,199
Raymond James Financial, Inc.	107,279	5,107,553
		19,361,348
Diversified financial services - 1.9%
Double Eagle Acquisition Corp. (I)	390,144	3,901,440
McGraw Hill Financial, Inc.	97,332	9,633,921
		13,535,361
Real estate investment trusts - 2.3%
Equinix, Inc.	48,868	16,161,136
Real estate management and development - 0.1%
WeWork Companies, Inc., Class A (I)(R)	18,198	913,399
		49,971,244
Health care - 22.5%
Biotechnology - 2.5%
Alnylam Pharmaceuticals, Inc. (I)	33,980	2,132,925
Incyte Corp. (I)	112,071	8,121,785
Ionis Pharmaceuticals, Inc. (I)	62,116	2,515,698
Regeneron Pharmaceuticals, Inc. (I)	14,768	5,322,978
		18,093,386
Health care equipment and supplies - 9.7%
Align Technology, Inc. (I)	126,242	9,176,531
Becton, Dickinson and Company	74,611	11,327,442
DexCom, Inc. (I)	179,920	12,218,367
Hologic, Inc. (I)	370,505	12,782,423
Insulet Corp. (I)	267,106	8,857,235
Intuitive Surgical, Inc. (I)	23,943	14,390,940
		68,752,938
Health care technology - 4.3%
athenahealth, Inc. (I)(L)	65,828	9,135,610
Cerner Corp. (I)	188,717	9,994,452
Veeva Systems, Inc., Class A (I)(L)	461,276	11,550,351
		30,680,413
Life sciences tools and services - 0.5%
Illumina, Inc. (I)	19,860	3,219,505
Pharmaceuticals - 5.5%
Allergan PLC (I)	45,482	12,190,540
Eisai Company, Ltd.	117,500	7,064,301
Mylan NV (I)	202,725	9,396,304
Ono Pharmaceutical Company, Ltd.	240,850	10,188,589
		38,839,734
		159,585,976
Industrials - 10.1%
Building products - 1.7%
Fortune Brands Home & Security, Inc.	214,448	12,017,666
Commercial services and supplies - 1.3%
Stericycle, Inc. (I)	74,705	9,427,024
Machinery - 1.9%
The Middleby Corp. (I)	128,825	13,754,645
Road and rail - 2.4%
Kansas City Southern	81,210	6,939,395
Landstar System, Inc.	155,429	10,042,268
		16,981,663
Trading companies and distributors - 2.8%
AerCap Holdings NV (I)	236,213	9,155,616
Fastenal Company (L)	213,221	10,447,829
		19,603,445
		71,784,443
Information technology - 22.9%
Communications equipment - 0.8%
Arista Networks, Inc. (I)(L)	82,903	5,231,179
Electronic equipment, instruments and components - 1.7%
CDW Corp.	214,120	8,885,980
Zebra Technologies Corp., Class A (I)	47,900	3,305,100
		12,191,080

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services - 4.6%
Akamai Technologies, Inc. (I)	120,902	$6,718,524
Apigee Corp. (I)(L)	146,412	1,216,684
CoStar Group, Inc. (I)	82,415	15,508,031
Zillow Group, Inc., Class A (I)(L)	106,102	2,710,906
Zillow Group, Inc., Class C (I)(L)	278,822	6,616,446
		32,770,591
Semiconductors and semiconductor equipment - 2.7%
Applied Materials, Inc.	415,438	8,798,977
Cavium, Inc. (I)	47,100	2,880,636
NXP Semiconductors NV (I)	92,029	7,460,788
		19,140,401
Software - 12.1%
Atlassian Corp. PLC, Class A (I)(L)	153,830	3,868,825
Guidewire Software, Inc. (I)	162,072	8,829,683
Mobileye NV (I)(L)	265,904	9,915,560
ServiceNow, Inc. (I)	363,359	22,230,304
SS&C Technologies Holdings, Inc.	212,174	13,456,075
The Ultimate Software Group, Inc. (I)	40,228	7,784,118
Workday, Inc., Class A (I)(L)	258,257	19,844,468
		85,929,033
Technology hardware, storage and peripherals - 1.0%
Pure Storage, Inc., Class A (I)(L)	298,932	4,092,379
Pure Storage, Inc., Class B (I)	211,388	2,885,567
		6,977,946
		162,240,230
Materials - 1.0%
Chemicals - 1.0%
Platform Specialty Products Corp. (I)(L)	828,234	7,122,812
TOTAL COMMON STOCKS (Cost $611,334,557)		$631,470,692

PREFERRED SECURITIES - 10.1%
Consumer discretionary - 0.5%
Diversified consumer services - 0.4%
The Honest Company, Inc. (I)(R)	66,598	2,827,751
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	56,502	584,231
		3,411,982
Financials - 1.9%
Capital markets - 0.5%
Forward Venture (I)(R)	103,425	3,704,684
Real estate management and development - 1.4%
Redfin Corp. (I)(R)	553,613	1,544,580
WeWork Companies, Inc., Series D1 (I)(R)	90,446	4,539,688
WeWork Companies, Inc., Series D2 (I)(R)	71,065	3,566,912
		9,651,180
		13,355,864
Industrials - 0.5%
Electrical equipment - 0.5%
Lithium Technology Corp. (I)(R)	844,439	3,859,086
Information technology - 7.2%
Electronic equipment, instruments and components - 0.4%
Veracode, Inc. (I)(R)	136,934	2,993,377
Internet software and services - 4.8%
DocuSign, Inc., Series B (I)(R)	6,185	90,301
DocuSign, Inc., Series B1 (I)(R)	1,853	27,054
DocuSign, Inc., Series D (I)(R)	4,445	64,897
DocuSign, Inc., Series E (I)(R)	114,951	1,678,285
DocuSign, Inc., Series F (I)(R)	15,288	223,205
Lookout, Inc., Series F (I)(R)	185,829	1,512,648
One Kings Lane, Inc. (I)(R)	302,694	3,738,271
Uber Technologies, Inc. (I)(R)	584,504	26,513,101
		33,847,762
Software - 2.0%
Birst, Inc., Series F (I)(R)	328,201	1,555,673
DraftKings, Inc., Series C (I)(R)	541,740	1,110,567
Essence Group Holdings Corp. (I)(R)	1,459,559	2,919,118
MarkLogic Corp., Series F (I)(R)	222,196	2,210,850
Nutanix, Inc. (I)(R)	148,220	1,929,824
Pinterest, Inc., Series G (I)(R)	58,418	1,992,054
Zuora, Inc., Series F (I)(R)	715,736	2,490,761
		14,208,847
		51,049,986
TOTAL PREFERRED SECURITIES (Cost $49,235,589)		$71,676,918

CORPORATE BONDS - 0.1%
Information technology - 0.1%
DraftKings, Inc.
5.000%, 12/23/2016 (R)	$396,255	$396,255
TOTAL CORPORATE BONDS (Cost $396,255)		$396,255

SECURITIES LENDING COLLATERAL - 12.1%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	8,545,512	$85,508,960
TOTAL SECURITIES LENDING
COLLATERAL (Cost $85,504,920)		$85,508,960

SHORT-TERM INVESTMENTS - 0.3%
Repurchase agreement - 0.3%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2016 at 0.320% to
be repurchased at $2,500,022 on
04/01/2016, collateralized by $2,345,654
Government National Mortgage Association,
4.500% due 01/20/2040 (valued at
$2,550,000, including interest)	$2,500,000	$2,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,500,000)		$2,500,000
Total Investments (Mid Cap Stock Trust)
(Cost $748,971,321) - 111.7%		$791,552,825
Other assets and liabilities, net - (11.7%)		(82,829,182)
TOTAL NET ASSETS - 100.0%		$708,723,643

Mid Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.6%
Consumer discretionary - 11.1%
Diversified consumer services - 0.7%
Strayer Education, Inc. (I)	101,705	$4,958,119

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Leisure products - 1.4%
Mattel, Inc.	293,000	$9,850,660
Sankyo Company, Ltd.	28,500	1,061,248
		10,911,908
Media - 6.5%
Cablevision Systems Corp., Class A	143,500	4,735,500
News Corp., Class A	1,019,000	13,012,630
Pearson PLC	479,194	6,005,521
Scholastic Corp. (L)	113,024	4,223,707
Tribune Media Company, Class A	326,300	12,513,605
Viacom, Inc., Class B	199,000	8,214,720
		48,705,683
Multiline retail - 0.3%
Kohl’s Corp.	50,800	2,367,788
Specialty retail - 1.5%
Chico’s FAS, Inc.	258,400	3,428,968
The Gap, Inc. (L)	260,400	7,655,760
		11,084,728
Textiles, apparel and luxury goods - 0.7%
Coach, Inc.	126,300	5,063,367
		83,091,593
Consumer staples - 9.7%
Beverages - 0.9%
Carlsberg A/S, Class B (L)	72,094	6,855,084
Food and staples retailing - 2.4%
Sysco Corp.	381,700	17,836,841
Food products - 5.7%
Archer-Daniels-Midland Company	208,200	7,559,742
Bunge, Ltd.	280,200	15,878,934
Flowers Foods, Inc.	68,600	1,266,356
Kellogg Company	133,000	10,181,150
McCormick & Company, Inc.	56,700	5,640,516
Tootsie Roll Industries, Inc. (L)	77,974	2,724,427
		43,251,125
Personal products - 0.7%
Edgewell Personal Care Company	62,600	5,041,178
		72,984,228
Energy - 10.8%
Energy equipment and services - 0.4%
SEACOR Holdings, Inc. (I)(L)	56,600	3,081,870
Oil, gas and consumable fuels - 10.4%
Apache Corp.	207,400	10,123,194
Cameco Corp. (L)	493,200	6,332,688
Canadian Natural Resources, Ltd.	514,200	13,883,400
Devon Energy Corp.	358,600	9,839,984
Hess Corp.	252,300	13,283,595
Murphy Oil Corp.	586,600	14,776,454
Suncor Energy, Inc.	347,160	9,668,356
		77,907,671
		80,989,541
Financials - 25.3%
Banks - 3.9%
Commerce Bancshares, Inc.	29,735	1,336,588
Fifth Third Bancorp	538,800	8,992,572
First Horizon National Corp.	755,049	9,891,142
Popular, Inc.	134,200	3,839,462
SunTrust Banks, Inc.	4,500	162,360
Westamerica Bancorp. (L)	103,900	5,060,969
		29,283,093
Capital markets - 4.4%
E*TRADE Financial Corp. (I)	187,844	4,600,300
Lazard, Ltd., Class A	124,100	4,815,080
LPL Financial Holdings, Inc. (L)	145,900	3,618,320
Northern Trust Corp.	226,300	14,747,971
Waddell & Reed Financial, Inc., Class A	230,500	5,425,970
		33,207,641
Consumer finance - 0.5%
Ally Financial, Inc. (I)	188,260	3,524,227
Diversified financial services - 1.0%
Groupe Bruxelles Lambert SA	15,508	1,277,725
Leucadia National Corp.	277,600	4,488,792
Pargesa Holding SA	20,992	1,337,896
		7,104,413
Insurance - 9.7%
Brown & Brown, Inc.	92,500	3,311,500
CNA Financial Corp.	245,500	7,900,190
First American Financial Corp.	93,600	3,567,096
FNF Group	162,516	5,509,292
Kemper Corp.	159,154	4,706,184
Loews Corp.	237,700	9,094,402
Marsh & McLennan Companies, Inc.	245,800	14,942,182
The Progressive Corp.	289,100	10,158,974
White Mountains Insurance Group, Ltd.	16,500	13,242,900
		72,432,720
Real estate investment trusts - 4.3%
Equity Commonwealth (I)	196,200	5,536,764
Rayonier, Inc.	456,800	11,273,824
Taubman Centers, Inc.	17,100	1,218,033
The Macerich Company	92,300	7,313,852
Weyerhaeuser Company	234,836	7,275,219
		32,617,692
Real estate management and development - 0.3%
Realogy Holdings Corp. (I)	54,500	1,967,995
The St. Joe Company (I)	21,800	373,870
		2,341,865
Thrifts and mortgage finance - 1.2%
Capitol Federal Financial, Inc.	413,098	5,477,679
PHH Corp. (I)	300,700	3,770,778
		9,248,457
		189,760,108
Health care - 9.7%
Biotechnology - 1.6%
Alkermes PLC (I)	217,400	7,432,906
Seattle Genetics, Inc. (I)(L)	121,200	4,252,908
		11,685,814
Health care equipment and supplies - 4.2%
Baxter International, Inc.	195,900	8,047,572
Haemonetics Corp. (I)	157,700	5,516,346
Halyard Health, Inc. (I)	65,044	1,868,714
Hologic, Inc. (I)	469,500	16,197,750
		31,630,382
Health care providers and services - 3.1%
HealthSouth Corp.	95,270	3,585,010

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Patterson Companies, Inc.	34,000	$1,582,020
Quest Diagnostics, Inc.	156,100	11,153,345
Select Medical Holdings Corp. (I)	579,888	6,848,477
		23,168,852
Pharmaceuticals - 0.8%
Zoetis, Inc.	137,200	6,082,076
		72,567,124
Industrials - 8.4%
Aerospace and defense - 1.8%
KLX, Inc. (I)	94,200	3,027,588
Textron, Inc.	295,400	10,770,284
		13,797,872
Air freight and logistics - 2.6%
C.H. Robinson Worldwide, Inc.	165,600	12,292,488
Expeditors International of Washington, Inc.	153,100	7,472,811
		19,765,299
Commercial services and supplies - 0.9%
Cintas Corp.	76,700	6,888,427
Construction and engineering - 1.1%
KBR, Inc.	532,700	8,246,196
Machinery - 1.6%
AGCO Corp.	32,200	1,600,340
Cummins, Inc.	44,600	4,903,324
Xylem, Inc.	137,500	5,623,750
		12,127,414
Professional services - 0.4%
ManpowerGroup, Inc.	31,700	2,581,014
		63,406,222
Information technology - 3.8%
Communications equipment - 0.4%
ADTRAN, Inc.	147,000	2,972,340
Electronic equipment, instruments and components - 0.5%
AVX Corp.	280,200	3,522,114
IT services - 0.1%
The Western Union Company	63,500	1,224,915
Semiconductors and semiconductor equipment - 2.8%
Applied Materials, Inc.	632,100	13,387,878
Marvell Technology Group, Ltd.	733,500	7,562,385
		20,950,263
		28,669,632
Materials - 9.3%
Chemicals - 1.3%
FMC Corp.	98,100	3,960,297
The Scotts Miracle-Gro Company, Class A	73,400	5,341,318
		9,301,615
Construction materials - 2.3%
Vulcan Materials Company	166,007	17,525,359
Containers and packaging - 1.2%
Packaging Corp. of America	74,000	4,469,600
WestRock Company	116,534	4,548,322
		9,017,922
Metals and mining - 3.7%
Compania de Minas Buenaventura SA, ADR (I)	100,800	741,888
Franco-Nevada Corp.	213,300	13,099,371
Newmont Mining Corp.	361,900	9,619,302
Nucor Corp.	95,600	4,521,880
		27,982,441
Paper and forest products - 0.8%
Louisiana-Pacific Corp. (I)	337,700	5,781,424
		69,608,761
Telecommunication services - 0.7%
Wireless telecommunication services - 0.7%
Telephone & Data Systems, Inc.	176,636	5,314,977
Utilities - 3.8%
Electric utilities - 3.0%
American Electric Power Company, Inc.	6,100	405,040
Entergy Corp.	9,200	729,376
FirstEnergy Corp.	600,651	21,605,416
		22,739,832
Independent power and renewable electricity producers - 0.8%
AES Corp.	35,900	423,620
NRG Energy, Inc.	416,200	5,414,762
		5,838,382
		28,578,214
TOTAL COMMON STOCKS (Cost $619,973,367)		$694,970,400

SECURITIES LENDING COLLATERAL - 5.0%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	3,774,665	37,770,427
TOTAL SECURITIES LENDING
COLLATERAL (Cost $37,769,877)		$37,770,427

SHORT-TERM INVESTMENTS - 7.8%
Money market funds - 7.8%
State Street Institutional U.S. Government
Money Market Fund, 0.2385% (Y)	2,329,135	$2,329,135
T. Rowe Price Reserve Investment
Fund, 0.3310% (Y)	56,145,088	56,145,088
TOTAL SHORT-TERM INVESTMENTS (Cost $58,474,223)		$58,474,223
Total Investments (Mid Value Trust)
(Cost $716,217,467) - 105.4%		$791,215,050
Other assets and liabilities, net - (5.4%)		(40,559,244)
TOTAL NET ASSETS - 100.0%		$750,655,806

Money Market Trust

	Shares or
	Principal
	Amount	Value
COMMERCIAL PAPER - 12.7%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.370%, 04/04/2016 *	$77,000,000	$76,997,623
0.380%, 04/01/2016*	21,510,000	21,510,000
BNP Paribas SA 0.355%, 04/04/2016 *	80,000,000	79,997,633
Cargill Global Funding PLC
0.350%, 04/04/2016 *	50,000,000	49,998,542
0.380%, 04/04/2016*	8,000,000	7,999,747
NSTAR Electric Company 0.360%,
04/04/2016 *	5,040,000	5,039,849

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMERCIAL PAPER (continued)
Sumitomo Mitsui Trust Bank, Ltd. 0.350%,
04/01/2016 *	$11,250,000	$11,250,000
TOTAL COMMERCIAL PAPER (Cost $252,793,394)		$252,793,394

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 83.8%
U.S. Government - 23.4%
U.S. Treasury Bill
0.400%, 07/28/2016 to 08/18/2016 *	152,900,000	152,676,198
0.405%, 07/28/2016 *	50,000,000	49,933,625
0.430%, 08/18/2016*	50,000,000	49,916,986
0.435%, 07/28/2016*	50,000,000	49,928,708
0.456%, 06/30/2016 *	16,350,000	16,331,361
0.475%, 06/23/2016*	23,790,000	23,763,947
0.481%, 07/14/2016 *	50,000,000	49,930,522
0.525%, 06/23/2016 *	74,020,000	73,930,405
U.S. Government Agency - 60.4%
Federal Agricultural Mortgage Corp.
0.150%, 04/08/2016 *	50,000,000	49,998,542
0.220%, 05/02/2016 *	25,000,000	24,995,264
0.249%, 04/29/2016 *	14,780,000	14,777,138
0.285%, 04/25/2016 *	28,190,000	28,184,644
0.370%, 07/05/2016*	26,000,000	25,974,614
0.380%, 07/05/2016 *	30,000,000	29,969,917
0.533%, 04/03/2017 (P)*	50,000,000	50,000,000
0.551%, 03/07/2017 (P)*	50,000,000	50,000,000
Federal Farm Credit Bank 0.270%,
05/02/2016 *	25,000,000	24,994,188
Federal Home Loan Bank
0.270%, 05/25/2016*	26,070,000	26,059,442
0.280%, 04/27/2016*	11,000,000	10,997,776
0.285%, 04/27/2016 *	6,060,000	6,058,753
0.290%, 05/25/2016*	24,899,000	24,888,169
0.300%, 05/13/2016 *	114,905,000	114,864,783
0.305%, 05/16/2016 to 05/18/2016 *	192,000,000	191,924,733
0.310%, 05/25/2016 *	169,600,000	169,521,136
0.350%, 06/15/2016 *	3,930,000	3,927,134
0.355%, 06/17/2016*	15,000,000	14,988,610
0.360%, 06/17/2016*	50,000,000	49,961,500
0.365%, 06/17/2016 to 06/22/2016 *	37,695,000	37,664,152
0.385%, 05/11/2016 to 07/25/2016 *	32,755,000	32,730,561
0.560%, 05/16/2016 *	29,819,000	29,798,127
0.580%, 06/29/2016 *	92,000,000	91,868,082
0.590%, 06/24/2016 *	30,070,000	30,028,604
Tennessee Valley Authority 0.240%,
04/26/2016 *	67,895,000	67,883,684
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $1,668,471,305)		$1,668,471,305

CERTIFICATE OF DEPOSIT - 4.0%
Sumitomo Mitsui Banking Corp.
0.350%, 04/04/2016*	80,000,000	80,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $80,000,000)		$80,000,000
Total Investments (Money Market Trust)
(Cost $2,001,264,699) - 100.5%		$2,001,264,699
Other assets and liabilities, net - (0.5%)		(10,065,010)
TOTAL NET ASSETS - 100.0%		$1,991,199,689

Money Market Trust B

	Shares or
	Principal
	Amount	Value
COMMERCIAL PAPER - 17.8%
BNP Paribas SA 0.355%, 04/04/2016 *	$21,840,000	21,839,354
Cargill Global Funding PLC 0.380%,
04/04/2016 *	22,000,000	21,999,303
NSTAR Electric Company 0.360%,
04/04/2016 *	5,760,000	5,759,827
Province of Ontario, Canada 0.260%,
04/01/2016 *	8,014,000	8,014,000
Sumitomo Mitsui Trust Bank, Ltd. 0.350%,
04/01/2016 *	22,000,000	22,000,000
TOTAL COMMERCIAL PAPER (Cost $79,612,484)		$79,612,484

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 82.4%
U.S. Government - 24.4%
U.S. Treasury Bill
0.400%, 07/28/2016 to 08/18/2016 *	34,070,000	34,019,497
0.405%, 07/28/2016 *	5,000,000	4,993,363
0.430%, 08/18/2016*	10,000,000	9,983,397
0.435%, 07/28/2016*	10,000,000	9,985,742
0.456%, 06/30/2016*	4,580,000	4,574,779
0.475%, 06/30/2016 *	10,000,000	9,988,125
0.481%, 07/14/2016 *	20,000,000	19,972,209
0.525%, 06/23/2016 *	15,140,000	15,121,674
U.S. Government Agency - 58.0%
Federal Agricultural Mortgage Corp.
0.249%, 04/29/2016 *	9,220,000	9,218,214
0.285%, 04/25/2016 *	21,170,000	21,165,978
0.380%, 07/05/2016 *	15,000,000	14,984,958
0.533%, 04/03/2017 (P)*	10,000,000	10,000,000
0.551%, 03/07/2017 (P)*	10,000,000	10,000,000
Federal Home Loan Bank
0.240%, 04/13/2016 *	7,000,000	6,999,440
0.270%, 04/20/2016 *	13,470,000	13,468,081
0.280%, 04/22/2016 *	3,000,000	2,999,510
0.285%, 04/27/2016 *	12,090,000	12,087,511
0.290%, 05/25/2016 *	10,000,000	9,995,650
0.305%, 05/16/2016 *	37,870,000	37,855,562
0.350%, 06/15/2016 *	9,660,000	9,652,956
0.355%, 06/10/2016 *	4,612,000	4,608,816
0.360%, 06/13/2016 *	5,000,000	4,996,350
0.365%, 06/20/2016 to 06/24/2016 *	27,500,000	27,476,680
0.400%, 07/22/2016 *	7,000,000	6,991,289
0.570%, 06/24/2016 *	8,000,000	7,989,360
0.571%, 06/01/2016 *	10,000,000	9,990,325
5.375%, 05/18/2016 *	$6,020,000	6,058,969
Federal Home Loan Mortgage Corp. 0.360%,
07/22/2016 *	5,000,000	4,994,400
Federal National Mortgage Association
0.271%, 05/18/2016 *	7,990,000	7,987,173
Tennessee Valley Authority
0.240%, 04/26/2016 *	14,800,000	14,797,534
0.286%, 04/19/2016 *	4,020,000	4,019,425
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $366,976,967)		$366,976,967
Total Investments (Money Market Trust B)
(Cost $446,589,451) - 100.2%		$446,589,451
Other assets and liabilities, net - (0.2%)		(1,080,905)
TOTAL NET ASSETS - 100.0%		$445,508,546

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 89.7%
Consumer discretionary - 10.3%
Automobiles - 1.3%
General Motors Company	213,680	$6,715,962
Diversified consumer services - 0.1%
Cengage Learning Holdings II, Inc. (I)	28,500	537,929
Media - 7.5%
Cablevision Systems Corp., Class A	81,750	2,697,750
CBS Corp., Class B	120,277	6,626,060
RELX PLC	348,213	6,459,718
Time Warner Cable, Inc.	63,010	12,893,106
Time Warner, Inc.	50,328	3,651,296
Twenty-First Century Fox, Inc., Class B	220,806	6,226,729
		38,554,659
Multiline retail - 0.8%
Macy’s, Inc.	86,010	3,792,181
Specialty retail - 0.6%
Office Depot, Inc. (I)	438,400	3,112,640
		52,713,371
Consumer staples - 12.4%
Beverages - 1.4%
PepsiCo, Inc.	69,746	7,147,570
Food and staples retailing - 3.9%
CVS Health Corp.	53,043	5,502,150
Rite Aid Corp. (I)	308,567	2,514,821
The Kroger Company	136,890	5,236,043
Walgreens Boots Alliance, Inc.	81,194	6,839,783
		20,092,797
Household products - 0.2%
Energizer Holdings, Inc.	24,113	976,818
Personal products - 0.4%
Edgewell Personal Care Company	24,113	1,941,820
Tobacco - 6.5%
Altria Group, Inc.	102,682	6,434,054
British American Tobacco PLC	175,576	10,266,965
Imperial Brands PLC	137,990	7,640,125
Philip Morris International, Inc.	30,838	3,025,516
Reynolds American, Inc.	113,656	5,718,033
		33,084,693
		63,243,698
Energy - 6.6%
Energy equipment and services - 0.9%
Baker Hughes, Inc.	106,327	4,660,312
Oil, gas and consumable fuels - 5.7%
Anadarko Petroleum Corp.	23,115	1,076,466
Apache Corp.	48,769	2,380,415
BP PLC	558,823	2,795,992
Coal Acquisition LLC, Class B (I)	1,400	1,400
CONSOL Energy, Inc. (L)	176,618	1,994,017
Kinder Morgan, Inc.	328,560	5,868,082
Marathon Oil Corp.	382,974	4,266,330
Royal Dutch Shell PLC, A Shares	230,394	5,583,289
Royal Dutch Shell PLC, A Shares	130,520	3,151,529
The Williams Companies, Inc.	133,498	2,145,313
		29,262,833
		33,923,145
Financials - 23.2%
Banks - 8.8%
Barclays PLC	1,380,860	2,964,151
CIT Group, Inc.	125,665	3,899,385
Citigroup, Inc.	116,725	4,873,269
Citizens Financial Group, Inc.	241,957	5,068,999
Columbia Banking System, Inc.	11,441	342,315
FCB Financial Holdings, Inc., Class A (I)	60,504	2,012,363
Guaranty Bancorp	4,385	67,792
JPMorgan Chase & Co.	125,530	7,433,887
SunTrust Banks, Inc.	102,360	3,693,149
The PNC Financial Services Group, Inc.	123,974	10,484,481
Wells Fargo & Company	91,640	4,431,710
		45,271,501
Consumer finance - 1.0%
Ally Financial, Inc. (I)	122,150	2,286,648
American Express Company	43,300	2,658,620
		4,945,268
Diversified financial services - 0.5%
Voya Financial, Inc.	79,020	2,352,425
Insurance - 12.0%
Alleghany Corp. (I)	13,144	6,522,053
American International Group, Inc.	183,235	9,903,852
Chubb, Ltd.	76,962	9,170,022
MetLife, Inc.	128,400	5,641,896
The Allstate Corp.	87,636	5,904,037
White Mountains Insurance Group, Ltd.	20,381	16,357,791
XL Group PLC	216,370	7,962,416
		61,462,067
Real estate investment trusts - 0.8%
Alexander’s, Inc.	11,422	4,346,642
Real estate management and development - 0.1%
Forestar Group, Inc. (I)(L)	39,987	521,430
		118,899,333
Health care - 12.5%
Health care equipment and supplies - 4.4%
Medtronic PLC	202,229	15,167,175
Stryker Corp.	69,391	7,444,960
		22,612,135
Health care providers and services - 0.5%
Cigna Corp.	17,411	2,389,486
Pharmaceuticals - 7.6%
Eli Lilly & Company	138,668	9,985,483
Merck & Company, Inc.	294,760	15,595,752
Novartis AG, ADR	107,183	7,764,337
Teva Pharmaceutical Industries, Ltd., ADR	103,335	5,529,456
		38,875,028
		63,876,649
Industrials - 4.4%
Aerospace and defense - 1.6%
B/E Aerospace, Inc.	52,990	2,443,899
Huntington Ingalls Industries, Inc.	35,581	4,872,462
KLX, Inc. (I)	26,495	851,549
		8,167,910
Machinery - 1.9%
Caterpillar, Inc.	79,073	6,052,247
CNH Industrial NV	349,862	2,377,650

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Federal Signal Corp.	120,224	$1,594,170
		10,024,067
Marine - 0.9%
A.P. Moeller - Maersk A/S, Series B	3,485	4,568,942
		22,760,919
Information technology - 13.5%
Communications equipment - 2.7%
Cisco Systems, Inc.	292,980	8,341,141
Nokia OYJ	456,423	2,707,607
Nokia OYJ, ADR (L)	441,401	2,608,680
		13,657,428
IT services - 1.2%
Xerox Corp.	542,923	6,059,021
Software - 6.2%
CA, Inc.	198,661	6,116,772
Microsoft Corp.	345,608	19,087,930
Symantec Corp.	361,110	6,637,202
		31,841,904
Technology hardware, storage and peripherals - 3.4%
EMC Corp.	229,300	6,110,845
Hewlett Packard Enterprise Company	178,343	3,162,021
HP, Inc.	178,343	2,197,186
Samsung Electronics Company, Ltd.	5,080	5,829,841
		17,299,893
		68,858,246
Materials - 4.2%
Chemicals - 0.6%
FMC Corp.	79,540	3,211,030
Construction materials - 0.6%
LafargeHolcim, Ltd. (I)	69,951	3,284,872
Containers and packaging - 1.9%
International Paper Company	142,534	5,849,595
WestRock Company	93,299	3,641,460
		9,491,055
Metals and mining - 1.1%
Freeport-McMoRan, Inc. (L)	224,236	2,318,600
ThyssenKrupp AG	147,262	3,050,130
		5,368,730
		21,355,687
Telecommunication services - 2.2%
Diversified telecommunication services - 0.9%
Koninklijke KPN NV	1,069,040	4,476,670
Wireless telecommunication services - 1.3%
Vodafone Group PLC	2,142,986	6,809,665
		11,286,335
Utilities - 0.4%
Independent power and renewable electricity producers - 0.4%
NRG Energy, Inc.	157,694	2,051,599
TOTAL COMMON STOCKS (Cost $392,472,423)		$458,968,982

CORPORATE BONDS - 2.6%
Consumer discretionary - 0.6%
iHeartCommunications, Inc.
9.000%, 12/15/2019	$3,977,000	$2,942,980
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	1,180,000	0
		2,942,980
Energy - 0.4%
NGPL PipeCo LLC
9.625%, 06/01/2019 (S)	1,911,000	1,872,780
Samson Investment Company
9.750%, 02/15/2020 (H)	2,048,000	5,120
		1,877,900
Health care - 0.5%
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/2020 (S)	2,354,000	1,953,820
6.750%, 08/15/2021 (S)	384,000	312,960
7.250%, 07/15/2022 (S)	189,000	151,200
		2,417,980
Information technology - 0.9%
Avaya, Inc.
7.000%, 04/01/2019 (S)	1,707,000	1,152,225
10.500%, 03/01/2021 (S)	5,580,000	1,715,850
Western Digital Corp.
10.500%, 04/01/2024 (S)	1,823,000	1,824,139
		4,692,214
Materials - 0.0%
Walter Energy, Inc.
9.500%, 10/15/2019 (H)(S)	792,000	99,000
11.000%, 04/01/2020 (H)(S)	679,800	1,700
		100,700
Utilities - 0.2%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (H)(S)	4,128,000	1,197,120
TOTAL CORPORATE BONDS (Cost $22,840,215)		$13,228,894

TERM LOANS (M) - 3.3%
Consumer discretionary - 2.2%
Belk, Inc.
5.750%, 12/12/2022	1,516,000	1,336,607
Caesars Entertainment
Operating Company, Inc.
4.443%, 03/01/2017 (H)	426,320	386,752
5.443%, 03/01/2017 (H)	2,033,290	1,864,909
9.750%, 03/01/2017 (H)	1,258,675	1,153,261
Cengage Learning Acquisitions, Inc.
7.000%, 03/31/2020	235,546	234,191
iHeartCommunications, Inc.
7.183%, 01/30/2019	4,025,467	2,749,060
7.933%, 07/30/2019	1,293,886	884,371
Toys R Us - Delaware, Inc.
8.250%, 10/24/2019	177,696	165,258
9.750%, 04/24/2020	3,027,675	2,467,555
Toys R Us Canada, Ltd.
8.250%, 10/24/2019	143,304	133,272
		11,375,236
Energy - 0.0%
NGPL PipeCo LLC
6.750%, 09/15/2017	95,982	92,382
Information technology - 0.5%
Avaya, Inc.
5.121%, 10/26/2017	1,677,110	1,354,267

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Information technology (continued)
Avaya, Inc. (continued)
6.250%, 05/29/2020	$818,781	$544,489
6.500%, 03/30/2018	866,419	629,237
		2,527,993
Materials - 0.2%
Kraton Polymers LLC
6.000%, 01/06/2022	829,000	779,951
Walter Energy, Inc.
7.250%, 04/02/2018 (H)	1,412,439	169,493
		949,444
Utilities - 0.4%
Texas Competitive Electric Holdings
Company LLC
4.730%, 10/10/2017 (H)	7,466,240	2,096,767
TOTAL TERM LOANS (Cost $25,456,772)		$17,041,822

MUNICIPAL BONDS - 0.3%
Commonwealth of Puerto Rico, Series A
8.000%, 07/01/2035	$2,626,000	$1,811,966
TOTAL MUNICIPAL BONDS (Cost $2,313,375)		$1,811,966

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	694,010	6,944,476
TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,944,275)		$6,944,476

SHORT-TERM INVESTMENTS - 3.7%
U.S. Government - 2.5%
U.S. Treasury Bills
0.197%, 04/28/2016 *	$3,400,000	$3,399,565
0.238%, 05/05/2016 *	2,000,000	1,999,832
0.298%, 05/19/2016 *	3,000,000	2,999,322
0.330%, 05/12/2016 *	500,000	499,941
0.355%, 05/26/2016 *	2,000,000	1,999,478
0.413%, 06/02/2016 *	2,000,000	1,999,462
		12,897,600
U.S. Government Agency - 1.2%
Federal Home Loan Bank Discount Notes
0.080%, 04/01/2016*	6,100,000	6,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,995,125)		$18,997,600
Total Investments (Mutual Shares Trust)
(Cost $469,022,185) - 101.0%		$516,993,740
Other assets and liabilities, net - (1.0%)		(5,327,626)
TOTAL NET ASSETS - 100.0%		$511,666,114

New Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 43.3%
U.S. Government - 11.4%
Treasury Inflation Protected Securities
0.375%, 07/15/2025	$9,025,875	$9,224,841
0.625%, 01/15/2024	14,280,335	14,872,184
U.S. Treasury Bonds
2.500%, 02/15/2045	4,985,000	4,861,736
3.000%, 11/15/2044 to 11/15/2045	29,245,000	31,570,772
3.125%, 02/15/2043	26,395,000	29,246,901
3.375%, 05/15/2044	8,055,000	9,340,965
5.375%, 02/15/2031	7,760,000	11,131,053
U.S. Treasury Notes
1.250%, 10/31/2018	18,715,000	18,921,164
1.500%, 05/31/2019	27,130,000	27,619,615
1.625%, 02/15/2026	4,675,000	4,609,442
U.S. Treasury Strips, PO
1.668%, 05/15/2021	220,000	204,777
		161,603,450
U.S. Government Agency - 31.9%
Federal Home Loan Mortgage Corp.
2.265%, 04/01/2037 (P)	72,634	76,203
2.274%, 06/01/2038 (P)	30,394	31,908
2.341%, 09/01/2035 (P)	17,653	18,449
2.416%, 06/01/2037 (P)	182,141	191,108
2.420%, 05/01/2037 (P)	21,284	22,458
2.455%, 10/01/2036 (P)	107,698	113,434
2.474%, 07/01/2035 (P)	20,693	21,777
2.475%, 07/01/2035 (P)	13,274	13,951
2.500%, 05/01/2028	3,352,794	3,456,686
2.535%, 09/01/2032 (P)	720	756
2.577%, 01/01/2036 (P)	57,341	60,564
2.595%, 03/01/2036 (P)	50,012	52,607
2.598%, 01/01/2036 (P)	984	1,033
2.664%, 01/01/2037 (P)	23,608	24,871
2.675%, 02/01/2037 (P)	74,252	78,366
2.682%, 02/01/2035 (P)	47,322	49,703
2.775%, 11/01/2035 (P)	16,021	16,903
2.855%, 02/01/2037 (P)	69,067	73,164
3.000%, 01/01/2043 to 06/01/2043	16,442,503	16,875,281
3.052%, 02/01/2037 (P)	30,720	32,649
3.172%, 02/01/2038 (P)	66,589	70,770
3.500%, 03/01/2043 to 01/01/2044	9,715,898	10,200,197
4.000%, 05/01/2026 to 02/01/2041	11,395,712	12,209,219
4.500%, 11/01/2018 to 10/01/2039	8,235,889	8,968,889
5.000%, 10/01/2018 to 08/01/2040	3,130,494	3,454,350
5.500%, 03/01/2018 to 12/01/2039	235,325	260,207
5.832%, 12/01/2036 (P)	15,282	16,179
6.000%, 04/01/2017 to 08/01/2038	618,875	705,499
6.024%, 10/01/2036 (P)	28,601	30,140
6.074%, 10/01/2036 (P)	26,084	27,280
6.080%, 11/01/2036 (P)	15,763	16,692
6.421%, 08/01/2036 (P)	12,908	13,564
6.500%, 05/01/2017 to 03/01/2037	181,155	211,424
7.000%, 02/01/2024 to 06/01/2032	5,610	6,683
7.500%, 05/01/2024 to 06/01/2024	657	756
Federal National Mortgage Association
1.964%, 10/01/2033 (P)	22,256	22,871
2.088%, 07/01/2027 (P)	221	225
2.236%, 12/01/2035 (P)	6,305	6,537
2.274%, 07/01/2035 (P)	18,831	19,662
2.337%, 07/01/2036 (P)	152,431	159,756
2.375%, 08/01/2037 (P)	35,461	37,342
2.394%, 09/01/2035 (P)	75,105	78,732
2.400%, 05/01/2038 (P)	130,347	137,700
2.416%, 12/01/2035 (P)	5,596	5,847
2.448%, 08/01/2036 (P)	75,967	79,904
2.452%, 05/01/2038 (P)	61,711	65,213

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
2.455%, 04/01/2038 (P)		$31,177	$33,001
2.473%, 05/01/2038 (P)		28,786	30,485
2.500%, TBA (C)		16,115,000	16,543,219
2.500%, 10/01/2027 to 01/01/2043		21,531,311	22,050,519
2.602%, 08/01/2038 (P)		15,240	16,147
2.645%, 12/01/2035 (P)		2,480	2,611
2.767%, 12/01/2035 (P)		11,246	11,873
3.000%, TBA (C)		19,765,000	20,365,895
3.000%, 01/01/2027 to 10/01/2043		42,994,397	44,521,006
3.500%, TBA (C)		20,515,000	21,511,949
3.500%, 06/01/2042 to 01/01/2046		26,292,334	27,670,977
4.000%, TBA (C)		13,470,000	14,395,359
4.000%, 11/01/2025 to 12/01/2045		30,025,305	32,154,096
4.500%, 05/01/2019 to 09/01/2042		18,085,389	19,713,562
5.000%, 05/01/2018 to 07/01/2045		19,552,409	21,657,057
5.500%, 05/01/2016 to 09/01/2041		11,052,880	12,474,365
5.687%, 01/01/2019 (P)		89	92
6.000%, 09/01/2017 to 09/01/2038		7,455,649	8,567,707
6.062%, 09/01/2036 (P)		4,861	5,105
6.500%, 06/01/2017 to 06/01/2039		2,726,006	3,193,273
7.000%, 12/01/2029 to 04/01/2037		15,578	18,386
Government National
Mortgage Association
2.500%, 11/20/2042 to 07/20/2043		9,794,270	9,833,784
3.000%, 07/15/2042 to 04/20/2046		36,423,346	37,757,268
3.500%, 09/15/2041 to 09/20/2043		32,249,727	34,129,921
4.000%, 09/20/2040 to 12/20/2045		21,076,923	22,590,376
4.500%, 01/15/2019 to 09/20/2040		7,907,290	8,598,917
5.000%, 01/15/2019 to 03/20/2041		3,694,243	4,112,238
5.500%, 02/15/2029 to 06/20/2044		4,540,842	5,105,012
6.000%, 06/15/2016 to 04/20/2039		2,175,161	2,501,713
6.500%, 08/15/2016 to 09/15/2038		1,649,854	1,924,087
7.000%, 04/15/2017 to 10/20/2036		686,581	821,142
9.250%, 02/15/2017 to 12/15/2019		1,275	1,416
9.750%, 07/15/2017 to 02/15/2021		1,645	1,882
10.250%, 11/15/2020		995	1,148
			450,333,097
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $596,304,481)			$611,936,547

FOREIGN GOVERNMENT
OBLIGATIONS - 1.5%
Bermuda - 0.3%
Government of Bermuda
4.138%, 01/03/2023 (S)		2,075,000	2,095,750
5.603%, 07/20/2020 (S)		2,190,000	2,403,525
			4,499,275
Mexico - 0.9%
Government of Mexico
4.000%, 10/02/2023		2,352,000	2,463,720
4.500%, 12/04/2025	MXN	22,811,894	1,492,181
6.500%, 06/10/2021		21,350,000	1,297,739
7.750%, 12/14/2017 to 11/13/2042		83,115,000	5,235,945
8.500%, 11/18/2038		16,590,000	1,162,492
			11,652,077
Morocco - 0.1%
Kingdom of Morocco
4.250%, 12/11/2022 (S)		$1,695,000	1,730,595
Poland - 0.2%
Republic of Poland
5.750%, 10/25/2021	PLN	9,970,000	$3,167,527
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $22,627,445)			$21,049,474

CORPORATE BONDS - 29.7%
Consumer discretionary - 6.2%
21st Century Fox America, Inc.
4.750%, 09/15/2044		$3,790,000	3,924,321
6.900%, 08/15/2039		1,215,000	1,513,014
Altice Luxembourg SA
7.625%, 02/15/2025 (S)		2,175,000	2,082,540
Amazon.com, Inc.
3.800%, 12/05/2024		2,535,000	2,771,140
4.950%, 12/05/2044		5,310,000	6,119,908
CCO Holdings LLC
6.625%, 01/31/2022		1,530,000	1,611,760
CCO Safari II LLC
4.464%, 07/23/2022 (S)		670,000	701,942
4.908%, 07/23/2025 (S)		4,805,000	5,070,270
6.384%, 10/23/2035 (S)		375,000	413,133
6.484%, 10/23/2045 (S)		2,690,000	2,993,978
Delphi Automotive PLC
4.250%, 01/15/2026		910,000	950,298
Delphi Corp.
4.150%, 03/15/2024		1,770,000	1,820,645
5.000%, 02/15/2023		1,885,000	1,983,963
DISH DBS Corp.
5.125%, 05/01/2020		835,000	828,738
Dollar Tree, Inc.
5.750%, 03/01/2023 (S)		2,375,000	2,516,016
Expedia, Inc.
5.000%, 02/15/2026 (S)		3,520,000	3,517,698
General Motors Company
4.000%, 04/01/2025		1,560,000	1,521,947
General Motors Financial Company, Inc.
6.750%, 06/01/2018		2,285,000	2,468,540
Hyatt Hotels Corp.
3.375%, 07/15/2023		660,000	646,742
INVISTA Finance LLC
4.250%, 10/15/2019 (S)		1,115,000	1,070,400
Lamar Media Corp.
5.750%, 02/01/2026 (S)		150,000	157,500
MDC Partners, Inc.
6.500%, 05/01/2024 (S)		525,000	536,156
Neptune Finco Corp.
10.125%, 01/15/2023 (S)		600,000	642,000
New Red Finance, Inc.
4.625%, 01/15/2022 (S)		850,000	864,875
Newell Rubbermaid, Inc.
3.900%, 11/01/2025		715,000	710,526
5.500%, 04/01/2046		1,315,000	1,423,624
O’Reilly Automotive, Inc.
4.875%, 01/14/2021		3,970,000	4,344,089
Omnicom Group, Inc.
3.650%, 11/01/2024		2,815,000	2,901,826
QVC, Inc.
3.125%, 04/01/2019		3,475,000	3,486,426
4.375%, 03/15/2023		2,300,000	2,249,842
4.450%, 02/15/2025		340,000	329,518
4.850%, 04/01/2024		2,960,000	2,943,566
5.125%, 07/02/2022		975,000	1,024,825

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Sabre GLBL, Inc.
5.375%, 04/15/2023 (S)	$400,000	$410,500
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	4,271,000	4,495,228
The Home Depot, Inc.
3.350%, 09/15/2025	895,000	970,281
The Interpublic Group of Companies, Inc.
3.750%, 02/15/2023	1,615,000	1,594,900
4.000%, 03/15/2022	2,365,000	2,435,039
The Priceline Group, Inc.
3.650%, 03/15/2025	2,135,000	2,190,792
Time Warner Cable, Inc.
6.550%, 05/01/2037	985,000	1,081,348
6.750%, 06/15/2039	1,740,000	1,958,871
8.250%, 04/01/2019	940,000	1,094,522
Virgin Media Secured Finance PLC
5.250%, 01/15/2021	860,000	911,600
WPP Finance 2010
4.750%, 11/21/2021	3,650,000	4,029,702
		87,314,549
Consumer staples - 1.5%
CVS Health Corp.
2.800%, 07/20/2020	2,010,000	2,086,903
3.500%, 07/20/2022	1,485,000	1,592,655
5.000%, 12/01/2024 (S)	1,125,000	1,290,249
Imperial Brands Finance PLC
2.950%, 07/21/2020 (S)	3,000,000	3,077,193
Imperial Tobacco Finance PLC
4.250%, 07/21/2025 (S)	2,170,000	2,309,010
Mead Johnson Nutrition Company
4.125%, 11/15/2025	540,000	573,615
Pernod-Ricard SA
5.500%, 01/15/2042 (S)	1,255,000	1,354,515
Reynolds American, Inc.
4.000%, 06/12/2022	1,125,000	1,223,207
4.450%, 06/12/2025	1,830,000	2,014,294
5.850%, 08/15/2045	1,005,000	1,221,568
Rite Aid Corp.
6.125%, 04/01/2023 (S)	425,000	450,500
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (S)	150,000	159,000
Tyson Foods, Inc.
3.950%, 08/15/2024	3,970,000	4,233,922
		21,586,631
Energy - 3.1%
APT Pipelines, Ltd.
3.875%, 10/11/2022 (S)	1,125,000	1,110,562
Chesapeake Energy Corp.
8.000%, 12/15/2022 (S)	488,000	239,120
Energy Transfer Partners LP
4.150%, 10/01/2020	2,100,000	2,036,500
Enterprise Products Operating LLC
5.950%, 02/01/2041	2,755,000	2,827,886
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	1,260,000	1,197,885
5.950%, 02/15/2018	460,000	481,556
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	910,000	951,582
Kinder Morgan, Inc.
4.300%, 06/01/2025	2,145,000	2,041,154
Noble Energy, Inc.
4.150%, 12/15/2021	3,290,000	3,286,746
Origin Energy Finance, Ltd.
3.500%, 10/09/2018 (S)	3,475,000	3,292,893
Pertamina Persero PT
4.300%, 05/20/2023	705,000	687,683
6.450%, 05/30/2044 (S)	1,055,000	1,025,101
Petroleos Mexicanos
5.500%, 06/27/2044	3,855,000	3,209,288
6.375%, 02/04/2021 (S)	250,000	266,625
6.500%, 06/02/2041	1,775,000	1,671,163
Plains All American Pipeline LP
6.500%, 05/01/2018	1,715,000	1,787,603
Range Resources Corp.
4.875%, 05/15/2025 (S)	500,000	437,500
Schlumberger Holdings Corp.
3.000%, 12/21/2020 (S)	1,595,000	1,617,753
4.000%, 12/21/2025 (S)	3,020,000	3,119,331
Shell International Finance BV
2.125%, 05/11/2020	2,490,000	2,514,738
3.250%, 05/11/2025	5,110,000	5,151,922
TransCanada PipeLines, Ltd.
4.875%, 01/15/2026	2,430,000	2,567,793
Western Gas Partners LP
4.000%, 07/01/2022	2,535,000	2,270,321
WPX Energy, Inc.
7.500%, 08/01/2020	200,000	156,500
8.250%, 08/01/2023	350,000	271,250
		44,220,455
Financials - 7.9%
ABN AMRO Bank NV
4.750%, 07/28/2025 (S)	2,585,000	2,603,710
ACE INA Holdings, Inc.
2.300%, 11/03/2020	1,290,000	1,312,031
4.350%, 11/03/2045	1,030,000	1,122,850
Ameriprise Financial, Inc.
7.300%, 06/28/2019	2,530,000	2,947,642
AvalonBay Communities, Inc.
3.500%, 11/15/2025	650,000	673,706
Bank of America Corp.
3.300%, 01/11/2023	3,510,000	3,540,512
4.200%, 08/26/2024	1,250,000	1,272,606
Barclays Bank PLC
5.140%, 10/14/2020	5,995,000	6,401,563
Barclays PLC
2.750%, 11/08/2019	2,095,000	2,080,775
BBVA Bancomer SA
4.375%, 04/10/2024 (S)	2,975,000	3,079,125
Boston Properties LP
3.650%, 02/01/2026	1,090,000	1,127,247
BPCE SA
4.875%, 04/01/2026	2,100,000	2,082,656
5.700%, 10/22/2023 (S)	4,523,000	4,790,820
CNA Financial Corp.
3.950%, 05/15/2024	1,100,000	1,093,825
5.875%, 08/15/2020	2,665,000	2,975,654
CNO Financial Group, Inc.
4.500%, 05/30/2020	125,000	127,500
5.250%, 05/30/2025	850,000	869,125
Crown Castle International Corp.
3.400%, 02/15/2021	880,000	893,501
4.450%, 02/15/2026	1,345,000	1,397,520
Crown Castle Towers LLC
3.222%, 05/15/2042 (S)	205,000	205,308
3.663%, 05/15/2025 (S)	2,200,000	2,234,408

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Crown Castle Towers LLC (continued)
6.113%, 01/15/2040 (S)	$3,988,000	$4,400,105
DDR Corp.
4.250%, 02/01/2026	3,530,000	3,588,298
Discover Bank
2.000%, 02/21/2018	885,000	880,503
2.600%, 11/13/2018	1,000,000	1,002,672
3.100%, 06/04/2020	2,285,000	2,302,620
Discover Financial Services
3.750%, 03/04/2025	1,385,000	1,348,645
HSBC Holdings PLC (6.375% to
03/30/2025, then 5 Year
U.S. ISDAFIX + 4.368%)
03/30/2025 (Q)	2,425,000	2,291,625
ING Bank NV
2.450%, 03/16/2020 (S)	1,475,000	1,486,060
5.800%, 09/25/2023 (S)	3,395,000	3,700,771
ING Bank NV (4.125% to 11/21/2018,
then 5 Year U.S. ISDAFIX + 2.700%)
11/21/2023	200,000	201,770
Intesa Sanpaolo SpA
6.500%, 02/24/2021 (S)	465,000	530,468
Liberty Mutual Group, Inc.
4.850%, 08/01/2044 (S)	3,530,000	3,377,511
Lloyds Banking Group PLC
4.582%, 12/10/2025 (S)	1,355,000	1,331,214
Morgan Stanley
3.750%, 02/25/2023	8,280,000	8,629,979
5.500%, 07/28/2021	1,405,000	1,604,188
MPT Operating Partnership LP
6.375%, 03/01/2024	425,000	447,313
MSCI, Inc.
5.750%, 08/15/2025 (S)	575,000	605,188
Neuberger Berman Group LLC
5.875%, 03/15/2022 (S)	1,695,000	1,762,800
Principal Financial Group, Inc. (4.700% to
05/15/2020, then 3 month
LIBOR + 3.044%)
05/15/2055	2,290,000	2,217,865
Provident Companies, Inc.
7.000%, 07/15/2018	2,360,000	2,596,085
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)	1,525,000	1,479,250
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	3,360,000	3,504,708
6.450%, 11/15/2019	705,000	791,723
Santander UK Group Holdings PLC
2.875%, 10/16/2020	980,000	975,027
Simon Property Group LP
2.500%, 09/01/2020	2,635,000	2,684,253
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	3,160,000	3,260,242
4.250%, 10/21/2025	1,910,000	1,941,477
5.750%, 01/24/2022	1,900,000	2,193,153
6.750%, 10/01/2037	1,985,000	2,362,243
Trinity Acquisition PLC
3.500%, 09/15/2021	505,000	513,990
UBS Group AG
4.125%, 09/24/2025 (S)	1,320,000	1,322,467
Unum Group
4.000%, 03/15/2024	1,235,000	1,224,291
5.625%, 09/15/2020	1,040,000	1,149,125
WEA Finance LLC
3.250%, 10/05/2020 (S)	1,385,000	1,415,241
		111,954,954
Health care - 3.6%
AbbVie, Inc.
3.200%, 11/06/2022	1,060,000	1,096,477
Actavis Funding SCS
3.000%, 03/12/2020	1,675,000	1,723,483
3.450%, 03/15/2022	1,195,000	1,241,047
3.800%, 03/15/2025	2,240,000	2,331,076
4.550%, 03/15/2035	1,200,000	1,240,956
Agilent Technologies, Inc.
3.200%, 10/01/2022	425,000	430,546
3.875%, 07/15/2023	430,000	449,627
AmerisourceBergen Corp.
3.250%, 03/01/2025	790,000	801,433
Anthem, Inc.
3.500%, 08/15/2024	3,250,000	3,290,567
4.650%, 01/15/2043	980,000	970,931
Biogen, Inc.
2.900%, 09/15/2020	590,000	607,447
4.050%, 09/15/2025	2,425,000	2,592,684
Cardinal Health, Inc.
3.750%, 09/15/2025	1,125,000	1,189,553
Celgene Corp.
3.625%, 05/15/2024	3,880,000	4,011,936
3.875%, 08/15/2025	4,020,000	4,226,608
Centene Escrow Corp.
5.625%, 02/15/2021 (S)	125,000	130,313
6.125%, 02/15/2024 (S)	100,000	105,250
Express Scripts Holding Company
3.300%, 02/25/2021	245,000	251,383
4.500%, 02/25/2026	2,145,000	2,227,632
HCA, Inc.
5.250%, 06/15/2026	575,000	589,375
Humana, Inc.
3.850%, 10/01/2024	1,995,000	2,086,780
4.950%, 10/01/2044	1,750,000	1,791,575
Kaiser Foundation Hospitals
3.500%, 04/01/2022	2,455,000	2,565,117
Medtronic, Inc.
2.750%, 04/01/2023	425,000	436,340
3.500%, 03/15/2025	4,045,000	4,317,758
4.625%, 03/15/2045	1,395,000	1,558,498
Molina Healthcare, Inc.
5.375%, 11/15/2022 (S)	325,000	333,938
Novant Health, Inc.
5.850%, 11/01/2019	1,445,000	1,639,039
Thermo Fisher Scientific, Inc.
2.400%, 02/01/2019	950,000	961,875
4.150%, 02/01/2024	2,165,000	2,283,103
UnitedHealth Group, Inc.
3.350%, 07/15/2022	985,000	1,047,348
3.750%, 07/15/2025	1,960,000	2,112,811
		50,642,506
Industrials - 2.4%
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 01/15/2027	3,234,780	3,327,780
American Airlines 2014-1 Class B Pass
Through Trust
4.375%, 04/01/2024	277,172	274,616

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 11/01/2024	$556,264	$529,842
American Airlines 2016-1 Class AA Pass
Through Trust
3.575%, 07/15/2029	460,000	472,650
Brambles USA, Inc.
4.125%, 10/23/2025 (S)	755,000	784,301
CCCI Treasure, Ltd. (3.500% to
04/21/2020, then 5 Year
CMT + 7.192%)
04/21/2020 (Q)	710,000	708,676
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 01/08/2018	1,087,072	1,110,444
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 07/12/2022	771,720	814,165
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	1,008,496	1,041,272
CRCC Yupeng, Ltd. (3.950% to
08/01/2019, then 5 Year
CMT + 7.251%)
08/01/2019 (Q)	465,000	474,218
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 11/23/2020	591,076	622,107
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	383,235	409,103
ERAC USA Finance LLC
3.800%, 11/01/2025 (S)	1,410,000	1,463,567
GATX Corp.
2.600%, 03/30/2020	880,000	864,168
Heathrow Funding, Ltd.
4.875%, 07/15/2023 (S)	2,585,000	2,795,809
HPHT Finance 15, Ltd.
2.250%, 03/17/2018 (S)	1,217,000	1,216,354
Lockheed Martin Corp.
3.550%, 01/15/2026	1,960,000	2,074,715
3.600%, 03/01/2035	660,000	642,079
3.800%, 03/01/2045	1,635,000	1,586,480
Reliance Intermediate Holdings LP
6.500%, 04/01/2023 (S)	550,000	565,813
Roper Technologies, Inc.
3.000%, 12/15/2020	1,475,000	1,507,685
Transurban Finance Company
Property, Ltd.
4.125%, 02/02/2026 (S)	410,000	421,328
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	4,093,825	4,052,887
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 12/03/2026	2,421,115	2,564,881
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 05/15/2027	2,655,056	2,729,398
		33,054,338
Information technology - 1.6%
Alibaba Group Holding, Ltd.
3.125%, 11/28/2021	2,605,000	2,654,761
Arrow Electronics, Inc.
3.500%, 04/01/2022	1,035,000	1,037,426
Avnet, Inc.
4.625%, 04/15/2026	840,000	849,481
4.875%, 12/01/2022	4,125,000	4,341,245
Electronic Arts, Inc.
3.700%, 03/01/2021	530,000	551,196
First Data Corp.
7.000%, 12/01/2023 (S)	575,000	580,750
Harris Corp.
3.832%, 04/27/2025	555,000	571,836
Keysight Technologies, Inc.
4.550%, 10/30/2024	3,085,000	3,007,270
Tencent Holdings, Ltd.
2.875%, 02/11/2020 (S)	1,595,000	1,622,008
3.375%, 05/02/2019 (S)	3,585,000	3,722,456
Visa, Inc.
4.300%, 12/14/2045	2,475,000	2,708,511
Western Digital Corp.
7.375%, 04/01/2023 (S)	650,000	663,000
10.500%, 04/01/2024	250,000	250,156
		22,560,096
Materials - 0.7%
Alcoa, Inc.
6.150%, 08/15/2020	1,175,000	1,224,987
ArcelorMittal
6.125%, 06/01/2018	775,000	782,750
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)	2,095,000	2,339,606
LYB International Finance BV
4.000%, 07/15/2023	2,420,000	2,539,831
Martin Marietta Materials, Inc.
4.250%, 07/02/2024	980,000	988,120
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	540,000	543,383
Rio Tinto Finance USA, Ltd.
3.750%, 09/20/2021 to 06/15/2025	1,010,000	1,000,804
		9,419,481
Telecommunication services - 1.9%
GTP Acquisition Partners I LLC
2.350%, 06/15/2020 (S)	2,870,000	2,824,137
Rogers Communications, Inc.
3.625%, 12/15/2025	680,000	708,230
SBA Tower Trust
2.898%, 10/15/2044 (S)	1,650,000	1,657,807
3.598%, 04/15/2043 (S)	3,575,000	3,571,761
3.869%, 10/15/2049 (S)	2,895,000	2,889,383
T-Mobile USA, Inc.
6.731%, 04/28/2022	1,600,000	1,671,680
Telefonica Emisiones SAU
4.570%, 04/27/2023	150,000	163,880
Verizon Communications, Inc.
4.500%, 09/15/2020	5,050,000	5,585,507
6.400%, 09/15/2033	6,750,000	8,304,174
		27,376,559
Utilities - 0.8%
Exelon Corp.
2.850%, 06/15/2020	830,000	849,086
Exelon Generation Company LLC
2.950%, 01/15/2020	2,300,000	2,315,606

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
FirstEnergy Corp.
4.250%, 03/15/2023	$2,930,000	$3,051,056
FirstEnergy Transmission LLC
4.350%, 01/15/2025 (S)	3,065,000	3,196,406
Sempra Energy
2.850%, 11/15/2020	1,005,000	1,022,248
Suburban Propane Partners LP
7.375%, 08/01/2021	55,000	55,963
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)	300,000	243,000
6.125%, 06/15/2025 (S)	325,000	253,500
		10,986,865
TOTAL CORPORATE BONDS (Cost $406,025,900)		$419,116,434

MUNICIPAL BONDS - 1.6%
Chicago O’Hare International Airport
(Illinois) 6.395%, 01/01/2040	1,925,000	2,537,959
Denver City & County School District
No. 1 (Colorado) 4.242%, 12/15/2037	1,575,000	1,678,068
District of Columbia 5.591%, 12/01/2034	375,000	474,143
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
2.995%, 07/01/2020	1,760,000	1,819,347
Florida State Board of Administration
Finance Corp. 2.163%, 07/01/2019	1,180,000	1,191,953
JobsOhio Beverage System
4.532%, 01/01/2035	1,400,000	1,563,366
Los Angeles Department of Airports
(California) 7.053%, 05/15/2040	1,230,000	1,772,221
Maryland State Transportation Authority
5.888%, 07/01/2043	1,070,000	1,391,182
Metropolitan Water Reclamation District
of Greater Chicago (Illinois)
5.720%, 12/01/2038	1,360,000	1,651,067
New York City Municipal Water Finance
Authority 5.952%, 06/15/2042	840,000	1,141,148
North Carolina Eastern Municipal
Power Agency
1.561%, 07/01/2017	625,000	629,656
2.003%, 07/01/2018	60,000	60,772
Port Authority of New York & New Jersey
4.458%, 10/01/2062	3,050,000	3,186,061
South Carolina State Public Service
Authority 4.322%, 12/01/2027	1,705,000	1,880,496
State of Oregon 5.892%, 06/01/2027	60,000	74,402
University of California
4.131%, 05/15/2045	495,000	506,746
Virginia Commonwealth Transportation
Board 5.350%, 05/15/2035	515,000	614,575
TOTAL MUNICIPAL BONDS (Cost $19,422,498)		$22,173,162

TERM LOANS (M) - 1.1%
Consumer discretionary - 0.2%
Neptune Finco Corp.
5.000%, 10/09/2022	2,150,000	2,151,075
Univision Communications, Inc.
4.000%, 03/01/2020	1,466,134	1,450,164
		3,601,239
Financials - 0.3%
Asurion LLC
5.000%, 05/24/2019	1,993,136	1,964,899
5.000%, 08/04/2022	2,068,500	2,023,682
		3,988,581
Health care - 0.1%
Valeant Pharmaceuticals International, Inc.
4.000%, 04/01/2022	1,464,500	1,379,834
Information technology - 0.4%
Avago Technologies, Ltd.
4.250%, 02/01/2023	2,125,000	2,112,900
First Data Corp.
4.432%, 03/24/2021	1,701,102	1,695,786
Match Group, Inc.
5.500%, 11/16/2022	740,625	742,477
Western Digital Corp.
TBD 03/16/2023 (T)	700,000	691,040
		5,242,203
Telecommunication services - 0.1%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	2,123,377	1,978,722
TOTAL TERM LOANS (Cost $16,467,291)		$16,190,579

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.9%
Commercial and residential - 10.2%
225 Liberty Street Trust,
Series 2016-225L, Class A
3.597%, 02/10/2036 (S)	705,000	747,447
Alternative Loan Trust
Series 2004-33, Class 4A1,
2.625%, 12/25/2034 (P)	1,347,345	1,272,582
Series 2005-61, Class 2A2,
0.813%, 12/25/2035 (P)	239,168	184,761
Banc of America Commercial
Mortgage Trust, Inc., Series 2006-3,
Class AM 5.868%, 07/10/2044 (P)	2,210,000	2,190,104
Banc of America Funding Corp.,
Series 2005-A, Class 5A1
0.732%, 02/20/2035 (P)	172,637	161,708
Banc of America Mortgage Securities
Series 2005-B, Class 2A1,
3.069%, 03/25/2035 (P)	954,765	877,231
Series 2004-A, Class 2A2,
2.945%, 02/25/2034 (P)	28,244	26,755
Series 2004-D, Class 2A2,
2.716%, 05/25/2034 (P)	11,853	11,663
Series 2004-H, Class 2A2,
2.823%, 09/25/2034 (P)	39,760	38,665
Series 2004-I, Class 3A2,
2.840%, 10/25/2034 (P)	6,199	6,098
Series 2005-J, Class 3A1,
3.008%, 11/25/2035 (P)	646,795	608,973
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A4,
3.192%, 04/10/2048	2,820,000	2,892,692
Series 2015-GC33, Class A4,
3.778%, 09/10/2058	875,000	936,647
Series 2015-GC35, Class A4,
3.818%, 11/10/2048	1,715,000	1,847,718
Series 2015-P1, Class A5,
3.717%, 09/15/2048	970,000	1,037,070

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2014-CR21, Class A3,
3.528%, 12/10/2047	$7,265,000	$7,707,457
Series 2014-UBS6, Class A5,
3.644%, 12/10/2047	3,275,000	3,482,964
Series 2015-CR26, Class A4,
3.630%, 08/10/2025	1,150,000	1,221,948
Series 2015-CR26, Class AM,
4.085%, 10/10/2048 (P)	1,340,000	1,425,313
Series 2015-LC21, Class B,
4.313%, 10/07/2048 (P)	1,630,000	1,597,796
Series 2015-LC21, Class C,
4.313%, 10/07/2048 (P)	945,000	860,072
Series 2016-CR28, Class AHR,
3.651%, 02/10/2049	1,010,000	1,050,946
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2014-LC15, Class A4,
4.006%, 04/10/2047	3,520,000	3,840,754
Series 2014-TWC, Class A,
1.277%, 02/13/2032 (P)(S)	2,135,000	2,091,627
Commercial Mortgage Trust (Deutsche
Bank AG/Jefferies & Company)
Series 2015-PC1, Class A2,
3.148%, 07/10/2050	640,000	667,870
Series 2015-PC1, Class AM,
4.290%, 07/10/2050	490,000	526,371
Series 2015-PC1, Class B,
4.443%, 07/10/2050 (P)	825,000	804,732
Series 2015-PC1, Class C,
4.443%, 07/10/2050 (P)	660,000	575,609
Commercial Mortgage Trust (Goldman
Sachs & Company/RBS
Greenwich Capital)
Series 2007-GG9, Class AM,
5.475%, 03/10/2039	2,700,000	2,740,656
Series 2007-GG9, Class AMFX,
5.475%, 03/10/2039	5,095,000	5,176,873
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM,
5.699%, 06/15/2039 (P)	835,000	844,700
Series 2015-GLPB, Class A,
3.639%, 11/15/2034 (S)	3,465,000	3,652,754
Series 2015-GLPB, Class B,
3.811%, 11/15/2034 (P)(S)	1,490,000	1,523,455
Credit Suisse Mortgage Capital
Certificates, Series 2010-1R,
Class 42A1 5.000%, 10/27/2036 (S)	31,913	32,060
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class A4
3.718%, 08/15/2048	1,015,000	1,082,730
Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust, Series 2005-2, Class 1A1
0.833%, 04/25/2035 (P)	1,011,800	864,051
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A,
1.272%, 09/19/2044 (P)	1,204,860	1,105,277
Series 2004-AR4, Class 2A1A,
0.792%, 01/19/2045 (P)	1,114,133	943,586
Eleven Madison Mortgage Trust,
Series 2015-11AD, Class A
3.555%, 09/10/2035 (P)(S)	585,000	622,449
Fosse Master Issuer PLC
Series 2011-1A, Class A5,
3.620%, 10/18/2054 (P)(S)	311,988	312,549
Series 2012-1A, Class 3A1,
2.118%, 10/18/2054 (P)(S)	2,711,150	2,732,866
FREMF Mortgage Trust
Series 2015-K43, Class B,
3.735%, 02/25/2048 (P)(S)	1,560,000	1,441,250
Series 2015-K45, Class B,
3.591%, 04/25/2048 (P)(S)	1,120,000	971,383
Series 2015-K46, Class B,
3.696%, 04/25/2048 (P)(S)	1,910,000	1,666,909
Series 2015-K49, Class B,
3.721%, 07/25/2025 (P)(S)	750,000	628,508
Series 2015-K718, Class B,
3.548%, 02/25/2022 (P)(S)	2,050,000	1,892,763
Series 2015-K720, Class B,
3.389%, 07/25/2022 (P)(S)	2,500,000	2,254,128
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
3.178%, 06/19/2035 (P)	255,065	250,778
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A1
0.913%, 06/25/2045 (P)	1,450,162	1,091,956
GS Mortgage Securities Trust
Series 2014-EB1A, Class 2A1,
2.496%, 07/25/2044 (P)(S)	744,628	737,276
Series 2015-GC34, Class AS,
3.911%, 10/10/2048	455,000	467,143
Series 2015-GC35, Class A4,
3.506%, 10/10/2048	1,450,000	1,520,967
HarborView Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.652%, 05/19/2035 (P)	500,879	409,328
Holmes Master Issuer PLC,
Series 2012-3A, Class B1
2.822%, 10/15/2054 (P)(S)	2,950,000	3,002,215
HomeBanc Mortgage Trust
Series 2005-4, Class A1,
0.703%, 10/25/2035 (P)	1,326,201	1,209,906
Series 2005-4, Class A2,
0.763%, 10/25/2035 (P)	1,206,217	1,105,829
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C24, Class A5,
3.639%, 11/15/2047	625,000	666,957
Series 2015-C28, Class A4,
3.227%, 10/15/2048	4,250,000	4,370,164
Series 2015-C30, Class A2,
3.087%, 07/15/2048	250,000	261,343
Series 2015-C30, Class A5,
3.822%, 07/15/2048	3,905,000	4,195,016
Series 2015-C31, Class A3,
3.801%, 08/15/2048	1,950,000	2,090,041
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3
0.623%, 06/25/2037 (P)	488,472	452,807

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	$6,159,279	$6,178,993
Series 2007-CB19, Class AM,
5.699%, 02/12/2049 (P)	8,480,000	8,659,221
Series 2007-LD11, Class AM,
5.743%, 06/15/2049 (P)	925,000	914,662
Series 2016-ATRM, Class A,
2.962%, 10/05/2028 (S)	2,135,000	2,142,438
JPMorgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.733%, 10/25/2035 (P)	1,817,142	1,368,757
LB-UBS Commercial Mortgage Trust
Series 2008-C1, Class A2,
6.084%, 04/15/2041 (P)	1,247,637	1,318,904
Series 2008-C1, Class AM,
6.084%, 04/15/2041 (P)	825,000	826,098
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9, Class 2A1C
2.722%, 12/25/2035 (P)	1,495,000	1,430,919
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2015-C22, Class A4,
3.306%, 05/15/2046	730,000	756,164
Series 2015-C24, Class AS,
4.036%, 08/15/2047 (P)	270,000	284,458
Series 2015-C24, Class B,
4.354%, 08/15/2047 (P)	490,000	463,378
Series 2015-C24, Class C,
4.354%, 08/15/2047 (P)	325,000	284,107
Series 2015-C27, Class A4,
3.753%, 12/15/2047	1,285,000	1,374,417
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class AM,
5.667%, 04/15/2049 (P)	1,095,000	1,089,892
Series 2007-IQ14, Class AMFX,
5.667%, 04/15/2049 (P)	3,895,000	3,931,007
Series 2015-MS1, Class AS,
4.029%, 05/15/2048 (P)	195,000	208,285
Series 2015-MS1, Class B,
4.029%, 05/15/2048 (P)	495,000	500,638
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.373%, 04/25/2037 (P)	844,963	708,671
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.000%, 03/25/2054 (P)(S)	3,192,733	3,213,827
Series 2015-5, Class A1B,
2.750%, 05/25/2055 (P)(S)	1,524,474	1,522,954
Series 2016-1, Class A3B,
3.000%, 02/25/2055 (P)(S)	1,705,000	1,705,791
Series 2016-a, Class A1B,
2.750%, 02/25/2055 (P)(S)	1,450,000	1,448,260
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.626%, 03/15/2025 (P)	972	1,037
WaMu Mortgage Pass
Through Certificates
Series 2005-AR12, Class 2A1,
2.602%, 09/25/2035 (P)	304,421	300,301
Series 2005-AR13, Class A1C3,
0.923%, 10/25/2045 (P)	809,497	661,328
Series 2005-AR19, Class A1C3,
0.933%, 12/25/2045 (P)	636,595	510,230
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class A4,
3.637%, 06/15/2048	2,720,000	2,886,039
Series 2015-LC20, Class C,
4.056%, 04/15/2050 (P)	1,105,000	1,029,482
Series 2015-NSX2, Class C,
4.252%, 07/15/2058 (P)	300,000	284,895
Series 2015-NXS2, Class A2,
3.020%, 07/15/2058	1,070,000	1,112,341
Series 2015-NXS2, Class A5,
3.767%, 07/15/2058	1,775,000	1,900,374
Series 2015-NXS2, Class AS,
4.121%, 07/15/2058	370,000	386,398
Series 2015-NXS2, Class B,
4.252%, 07/15/2058 (P)	550,000	561,303
Series 2015-SG1, Class A4,
3.789%, 12/15/2047	1,675,000	1,797,680
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-2, Class 2A1,
1.133%, 03/25/2036 (P)	798,349	649,347
Series 2003-O, Class 5A1,
2.706%, 01/25/2034 (P)	41,062	41,726
WF-RBS Commercial Mortgage Trust,
Series 2013-C18, Class A3
3.651%, 12/15/2046	840,000	890,779
		144,359,347
U.S. Government Agency - 1.7%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
0.702%, 08/01/2028 (Z)	1,264	1,158
Series K502, Class A2,
1.426%, 08/25/2017	1,337,250	1,341,253
Series K025, Class A1,
1.875%, 04/25/2022	2,418,195	2,442,773
Series 2015-DNA1, Class M2,
2.283%, 10/25/2027 (P)	2,395,000	2,368,786
Series 2015-HQ2, Class M2,
2.383%, 05/25/2025 (P)	1,480,000	1,440,441
Series 2014-HQ2, Class M2,
2.633%, 09/25/2024 (P)	1,385,000	1,367,572
Series 2015-HQ1, Class M2,
2.633%, 03/25/2025 (P)	1,525,000	1,530,022
Series 2015-DN1, Class M2,
2.833%, 01/25/2025 (P)	1,905,000	1,929,311
Series 2015-DNA2, Class M2,
3.033%, 12/25/2027 (P)	2,265,000	2,265,709
Series 2015-HQA2, Class M2,
3.233%, 05/25/2028 (P)	1,135,000	1,140,025
Series 2015-DNA3, Class M2,
3.283%, 04/25/2028 (P)	1,450,000	1,459,773
Series 2016-DNA1, Class M2,
3.333%, 07/25/2028 (P)	850,000	856,447
Series 4448, Class JA,
4.000%, 11/15/2036	135,000	145,418
Federal National Mortgage Association
Series 2016-C01, Class 2M1,
2.533%, 08/25/2028 (P)	3,537,406	3,533,054

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2016-C02, Class 1M1,
2.588%, 09/25/2028 (P)	$1,435,000	$1,436,584
Series 319, Class 2 IO,
6.500%, 02/25/2032	3,690	736
Government National
Mortgage Association
Series 2012-94, Class BI IO,
4.000%, 05/20/2037	2,048,575	288,794
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	1,895,492	294,935
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	2,026,607	79,286
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	899,033	38,188
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	686,194	52,489
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	4,098,993	321,567
		24,334,321
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $168,783,413)		$168,693,668

ASSET BACKED SECURITIES - 9.5%
Ally Auto Receivables Trust
Series 2012-A, Class D,
3.150%, 10/15/2018 (S)	1,650,000	1,655,390
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	1,110,000	1,112,379
Ally Master Owner Trust, Series 2015-3,
Class A 1.630%, 05/15/2020	8,360,000	8,347,947
AmeriCredit
Automobile Receivables Trust
Series 2012-1, Class C,
2.670%, 01/08/2018	7,917	7,919
Series 2016-1, Class A3,
1.810%, 10/08/2020	460,000	461,694
Series 2012-4, Class C,
1.930%, 08/08/2018	1,409,396	1,411,395
Ascentium Equipment Receivables Trust,
Series 2015-1A, Class A3
1.610%, 10/13/2020 (S)	927,000	924,237
Avis Budget Rental Car
Funding AESOP LLC
Series 2014-1A, Class A,
2.460%, 07/20/2020 (S)	5,450,000	5,450,099
Series 2014-2A, Class A,
2.500%, 02/20/2021 (S)	865,000	862,676
Series 2015-2A, Class A,
2.630%, 12/20/2021 (S)	2,540,000	2,524,679
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	8,953	8,940
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%, 12/15/2022	390,000	396,058
Cabela’s Credit Card Master Note Trust
Series 2011-2A, Class A1,
2.390%, 06/17/2019 (S)	5,515,000	5,530,249
Series 2012-1A, Class A1,
1.630%, 02/18/2020 (S)	2,000,000	2,004,090
Capital Auto Receivables Asset Trust
Series 2014-1, Class C,
2.840%, 04/22/2019	655,000	662,707
Series 2014-2, Class C,
2.410%, 05/20/2019	835,000	835,620
Series 2015-4, Class A4,
2.010%, 07/20/2020	1,640,000	1,645,835
CarMax Auto Owner Trust, Series 2014-1,
Class D 2.430%, 08/17/2020	3,375,000	3,364,083
Chase Funding Trust
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	8,322	7,806
Series 2002-4, Class 2A1,
1.173%, 10/25/2032 (P)	4,157	3,844
Chase Issuance Trust, Series 2015,
Class A2A 1.590%, 02/18/2020	1,810,000	1,823,726
CNH Equipment Trust, Series 2012-D,
Class B 1.270%, 05/15/2020	2,936,000	2,935,031
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A
1.036%, 08/15/2019 (P)(S)	3,640,000	3,635,322
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
2.038%, 01/25/2034 (P)	1,290,862	1,203,740
DB Master Finance LLC, Series 2015-1A,
Class A2I 3.262%, 02/20/2045 (S)	1,772,100	1,744,721
Diamond Resorts Owner Trust,
Series 2014-1, Class A
2.540%, 05/20/2027 (S)	1,146,738	1,133,784
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	1,120,329	1,146,492
Elara HGV Timeshare Issuer,
Series 2014-A, Class A
2.530%, 02/25/2027 (S)	935,620	930,175
Enterprise Fleet Financing LLC,
Series 2015-1, Class A2
1.300%, 09/20/2020 (S)	5,850,226	5,814,980
Ford Credit Auto Owner Trust
Series 2013-B, Class D,
1.820%, 11/15/2019	3,300,000	3,298,310
Series 2014-C, Class A4,
1.560%, 02/15/2020	790,000	793,608
GreatAmerica Leasing Receivables,
Series 2014-1, Class A4
1.470%, 08/15/2020 (S)	1,640,000	1,636,863
GSAA Home Equity Trust
Series 2005-11, Class 2A1,
0.713%, 10/25/2035 (P)	849,443	773,988
Series 2007-7, Class 2A1,
0.480%, 07/25/2037 (P)	1,267,497	1,100,792
GSAA Trust, Series 2005-8, Class A3
0.863%, 06/25/2035 (P)	2,027,778	1,892,331
HOA Funding LLC, Series 2014-1A,
Class A2 4.846%, 08/20/2044 (S)	2,497,750	2,230,917
Honda Auto Receivables Owner Trust,
Series 2014-4, Class A4
1.460%, 10/15/2020	630,000	632,312
Hyundai Auto Lease Securitization Trust,
Series 2015-B, Class A4
1.660%, 07/15/2019 (S)	2,595,000	2,603,642
Kubota Credit Owner Trust,
Series 2014-1A, Class A4
1.670%, 07/15/2020 (S)	5,075,000	5,079,312

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
MVW Owner Trust
Series 2013-1A, Class A,
2.150%, 04/22/2030 (S)	$551,986	$547,648
Series 2014-1A, Class A,
2.250%, 09/22/2031 (S)	382,074	375,550
Nationstar HECM Loan Trust,
Series 2016-1A, Class A
2.981%, 02/25/2026 (S)	542,095	542,366
Nelnet Student Loan Trust, Series 2008-3,
Class A4 2.279%, 11/25/2024 (P)	1,410,000	1,412,847
Nissan Master
Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	3,495,000	3,498,462
Nordstrom Credit Card Master
Note Trust II, Series 2011-1A, Class A
2.280%, 11/15/2019 (S)	5,085,000	5,116,122
OneMain Financial Issuance Trust
Series 2016-1A, Class A,
3.660%, 02/20/2029 (S)	685,000	675,161
Series 2016-2A, Class A,
4.100%, 03/20/2028 (S)	735,000	739,652
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF1
5.742%, 04/25/2037 (P)	3,231,381	1,556,339
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
4.100%, 04/25/2033 (P)	5,043	5,070
Sierra Timeshare
Receivables Funding LLC
Series 2014-3A, Class A,
2.300%, 10/20/2031 (S)	1,622,904	1,618,695
Series 2015-1A, Class A,
2.400%, 03/22/2032 (S)	1,356,571	1,341,317
Series 2015-2A, Class A,
2.430%, 06/20/2032 (S)	1,894,954	1,873,073
Series 2015-3A, Class A,
2.580%, 09/20/2032 (S)	1,367,641	1,366,940
SLM Student Loan Trust
Series 2008-4, Class A4,
2.269%, 07/25/2022 (P)	150,000	149,388
Series 2008-5, Class A4,
2.319%, 07/25/2023 (P)	1,815,000	1,821,865
Series 2008-9, Class A,
2.119%, 04/25/2023 (P)	1,298,956	1,284,433
SMART Trust
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	1,885,000	1,880,659
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	1,045,258	1,042,888
Series 2014-1US, Class A4A,
1.680%, 12/14/2019	4,755,000	4,741,524
Series 2015-1US, Class A3A,
1.500%, 09/14/2018	985,000	982,661
SMB Private Education Loan Trust
Series 2015-A, Class A2A,
2.490%, 06/15/2027 (S)	1,385,000	1,349,777
Series 2015-B, Class A2A,
2.980%, 07/15/2027 (S)	1,525,000	1,524,648
Series 2015-C, Class A2A,
2.750%, 07/15/2027 (S)	1,650,000	1,632,411
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A,
2.220%, 01/15/2022	5,465,000	5,530,129
Series 2013-1, Class B,
1.690%, 03/15/2021	3,470,000	3,438,430
Series 2014-1, Class B,
1.810%, 11/15/2020	1,785,000	1,779,163
Series 2014-1, Class C,
1.910%, 11/15/2020	855,000	846,836
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036 (P)	289,545	296,176
Utility Debt Securitization Authority,
Series 2013-T, Class T1
2.042%, 06/15/2021	2,010,000	2,026,020
Wendys Funding LLC, Series 2015-1A,
Class A2I 3.371%, 06/15/2045 (S)	4,318,300	4,239,102
Wheels SPV LLC, Series 2015-1A,
Class A2 1.270%, 04/22/2024 (S)	1,115,000	1,105,839
TOTAL ASSET BACKED SECURITIES (Cost $135,444,844)		$133,968,884

SHORT-TERM INVESTMENTS - 8.7%
Money market funds - 8.7%
T. Rowe Price Reserve Investment
Fund, 0.3310% (Y)	123,161,783	$123,161,783
Repurchase agreement - 0.0%
Repurchase Agreement with State
Street Corp. dated 03/31/2016 at
0.030% to be repurchased at $322,000
on 04/01/2016, collateralized by
$330,000 U.S. Treasury Notes, 0.625%
due 04/30/2018 (valued at $329,175
including interest)	$322,000	$322,000
TOTAL SHORT-TERM INVESTMENTS (Cost $123,483,783)		$123,483,783
Total Investments (New Income Trust)
(Cost $1,488,559,655) - 107.3%		$1,516,612,531
Other assets and liabilities, net - (7.3%)		(102,928,948)
TOTAL NET ASSETS - 100.0%		$1,413,683,583

Real Estate Securities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.2%
Financials - 98.2%
Real estate investment trusts - 98.2%
Diversified REITs - 8.6%
BGP Holdings PLC (I)	194,291	$12,381
Duke Realty Corp.	534,829	12,055,046
Spirit Realty Capital, Inc.	843,698	9,491,603
STORE Capital Corp.	293,474	7,595,107
Washington Real Estate Investment Trust	258,063	7,538,020
		36,692,157
Health care REITs - 9.8%
Healthcare Trust of America, Inc., Class A	258,400	7,602,128
National Health Investors, Inc.	35,240	2,344,165
Physicians Realty Trust	162,654	3,022,111
Senior Housing Properties Trust	346,245	6,194,323
Ventas, Inc.	297,279	18,716,686

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care REITs (continued)
Welltower, Inc.	56,928	$3,947,388
		41,826,801
Hotel and resort REITs - 4.0%
Chesapeake Lodging Trust	117,576	3,111,061
LaSalle Hotel Properties	119,967	3,036,365
Pebblebrook Hotel Trust	142,834	4,152,184
Sunstone Hotel Investors, Inc.	494,388	6,921,432
		17,221,042
Industrial REITs - 2.8%
Prologis, Inc.	182,735	8,073,232
Rexford Industrial Realty, Inc.	222,020	4,031,883
		12,105,115
Office REITs - 9.8%
Boston Properties, Inc.	135,254	17,188,078
Equity Commonwealth (I)	233,471	6,588,552
Highwoods Properties, Inc.	157,292	7,520,131
Hudson Pacific Properties, Inc.	144,251	4,171,739
Vornado Realty Trust	68,007	6,421,901
		41,890,401
Residential REITs - 16.7%
American Campus Communities, Inc.	101,090	4,760,328
American Homes 4 Rent, Class A	4,557	72,456
AvalonBay Communities, Inc.	37,080	7,052,616
Camden Property Trust	67,246	5,654,716
Equity LifeStyle Properties, Inc.	64,714	4,706,649
Equity Residential	473,715	35,542,836
Mid-America Apartment Communities, Inc.	86,080	8,798,237
Post Properties, Inc.	74,372	4,442,983
		71,030,821
Retail REITs - 28.6%
Agree Realty Corp.	121,914	4,690,032
Brixmor Property Group, Inc.	155,658	3,987,958
Equity One, Inc.	230,273	6,599,624
Federal Realty Investment Trust	50,517	7,883,178
General Growth Properties, Inc.	349,272	10,383,857
National Retail Properties, Inc.	272,731	12,600,172
Regency Centers Corp.	66,342	4,965,699
Retail Properties of America, Inc., Class A	401,033	6,356,373
Simon Property Group, Inc.	201,635	41,877,573
The Macerich Company	102,114	8,091,513
Urban Edge Properties	299,748	7,745,488
Weingarten Realty Investors	180,774	6,782,640
		121,964,107
Specialized REITs - 17.9%
CoreSite Realty Corp.	49,911	3,494,269
CubeSmart	193,880	6,456,204
CyrusOne, Inc.	138,601	6,327,136
DuPont Fabros Technology, Inc.	34,206	1,386,369
Education Realty Trust, Inc.	143,768	5,980,749
Equinix, Inc.	60,379	19,967,939
Extra Space Storage, Inc.	144,283	13,484,689
Four Corners Property Trust, Inc.	138,477	2,485,662
Public Storage	60,373	16,652,685
		76,235,702
TOTAL COMMON STOCKS (Cost $384,263,050)		$418,966,146

SHORT-TERM INVESTMENTS - 1.6%
Repurchase agreement - 1.6%
Repurchase Agreement with State Street Corp.
dated 03/31/2016 at 0.030% to be
repurchased at $7,049,006 on 04/01/2016,
collateralized by $6,515,000 U.S. Treasury
Bonds, 3.125% due 02/15/2043 (valued at
$7,194,515, including interest)	$7,049,000	$7,049,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,049,000)		$7,049,000
Total Investments (Real Estate Securities Trust)
(Cost $391,312,050) - 99.8%		$426,015,146
Other assets and liabilities, net - 0.2%		821,592
TOTAL NET ASSETS - 100.0%		$426,836,738

Real Return Bond Trust

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 106.5%
U.S. Government - 102.9%
Treasury Inflation Protected Securities
0.125%, 04/15/2017 to 01/15/2023		$20,097,092	$20,425,932
0.125%, 04/15/2018 (D)		614,910	625,847
0.250%, 01/15/2025		300,063	302,689
0.625%, 07/15/2021 to 02/15/2043		9,536,683	9,994,014
0.750%, 02/15/2042 to 02/15/2045		2,581,192	2,501,063
1.375%, 01/15/2020 to 02/15/2044		3,231,188	3,613,774
1.750%, 01/15/2028		6,558,756	7,606,281
2.000%, 01/15/2026 (D)		1,074,240	1,258,050
2.125%, 01/15/2019 to 02/15/2040		2,317,167	2,523,406
2.375%, 01/15/2025 to 01/15/2027		19,229,475	23,060,058
2.500%, 07/15/2016		140,768	143,316
3.625%, 04/15/2028 (D)		439,416	605,187
3.875%, 04/15/2029		980,254	1,403,537
U.S. Treasury Bonds
2.500%, 02/15/2046		160,000	156,025
3.000%, 11/15/2044 to 05/15/2045 (D)		610,000	658,077
3.000%, 11/15/2045		200,000	215,992
U.S. Treasury Notes
1.625%, 02/15/2026		100,000	98,598
			75,191,846
U.S. Government Agency - 3.6%
Federal National Mortgage Association
3.000%, TBA (C)		1,000,000	1,023,767
3.000%, 08/01/2043		1,549,896	1,592,847
			2,616,614
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $81,114,364)			$77,808,460

FOREIGN GOVERNMENT
OBLIGATIONS - 5.5%
France - 0.2%
Government of France
0.250%, 07/25/2018	EUR	102,466	121,379
Germany - 0.3%
Federal Republic of Germany
0.750%, 04/15/2018		209,422	247,193

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Italy - 1.1%
Republic of Italy
1.700%, 09/15/2018	EUR	298,824	$360,356
2.350%, 09/15/2024 (S)		108,918	144,574
2.550%, 09/15/2041		181,983	270,318
			775,248
Mexico - 1.3%
Government of Mexico
4.000%, 11/15/2040 to 11/08/2046	MXN	8,047,862	491,338
4.490%, 01/04/2018 (P)		2,900,000	169,080
4.500%, 11/22/2035		2,988,957	196,221
4.750%, 06/14/2018		1,787,000	104,011
			960,650
New Zealand - 0.7%
Dominion of New Zealand
2.000%, 09/20/2025	NZD	600,000	432,074
3.000%, 09/20/2030		100,000	78,995
			511,069
Spain - 0.2%
Autonomous Community of Catalonia
4.950%, 02/11/2020	EUR	100,000	112,835
United Kingdom - 1.7%
Government of United Kingdom
0.125%, 03/22/2044 to 03/22/2068	GBP	615,524	1,201,420
0.375%, 03/22/2062		21,953	57,426
			1,258,846
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,307,191)			$3,987,220

CORPORATE BONDS - 11.1%
Energy - 2.0%
Petrobras Global Finance BV
2.762%, 01/15/2019 (P)		$100,000	81,260
3.002%, 03/17/2017 (P)		700,000	675,570
4.375%, 05/20/2023		200,000	145,940
Sabine Pass LNG LP
7.500%, 11/30/2016		600,000	617,400
			1,520,170
Financials - 8.1%
Ally Financial, Inc.
3.600%, 05/21/2018		800,000	796,000
6.250%, 12/01/2017		300,000	312,750
Banco Santander SA (6.250% to
09/11/2021, then 5 Year Euro Swap
Rate + 5.640%)
09/11/2021 (Q)	EUR	200,000	203,684
Bank of America Corp.
3.875%, 08/01/2025		$100,000	104,042
5.700%, 01/24/2022		100,000	114,882
Bank of America NA
1.750%, 06/05/2018		450,000	449,952
Barclays PLC (8.000% to 12/15/2020,
then 5 Year Euro Swap Rate + 6.750%)
12/15/2020 (Q)	EUR	300,000	329,746
Barclays PLC (8.250% to 12/15/2018,
then 5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		$200,000	199,594
Citigroup, Inc.
1.136%, 05/01/2017 (P)		100,000	99,861
2.650%, 10/26/2020		100,000	100,986
Eksportfinans ASA
2.375%, 05/25/2016		100,000	100,077
HSBC Holdings PLC
2.874%, 03/08/2021 (P)		400,000	409,275
JPMorgan Chase & Co.
2.115%, 03/01/2021 (P)		1,000,000	1,015,146
Lloyds Bank PLC
1.750%, 05/14/2018		150,000	149,673
3.500%, 05/14/2025		50,000	51,740
Nykredit Realkredit A/S
2.000%, 04/01/2017	DKK	1,700,000	264,845
Realkredit Danmark A/S
2.000%, 04/01/2017		600,000	93,456
The Bank of New York Mellon Corp.
1.488%, 08/17/2020 (P)		$100,000	99,548
The Goldman Sachs Group, Inc.
1.834%, 09/15/2020 (P)		300,000	297,927
2.399%, 02/25/2021 (P)		500,000	506,922
UBS AG (7.250% to 02/22/2017, then
5 Year U.S. Swap Rate + 6.061%)
02/22/2022		200,000	205,572
			5,905,678
Industrials - 0.3%
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	200,000	205,388
Information technology - 0.7%
Cisco Systems, Inc.
1.236%, 02/21/2018 (P)		$200,000	200,524
1.600%, 02/28/2019		200,000	202,927
Hewlett Packard Enterprise Company
2.450%, 10/05/2017 (S)		50,000	50,331
2.850%, 10/05/2018 (S)		50,000	50,848
			504,630
TOTAL CORPORATE BONDS (Cost $8,283,112)			$8,135,866

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.1%
Commercial and residential - 4.2%
Banc of America Re-REMIC Trust,
Series 2009-UB1, Class A4A
5.586%, 06/24/2050 (P)(S)		193,612	195,136
BCAP LLC Trust
Series 2011-RR5, Class 12A1,
5.248%, 03/26/2037 (P)(S)		69,971	67,390
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		140,503	145,969
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.880%, 05/25/2033 (P)		73,595	73,094
Series 2005-1, Class 2A1,
3.237%, 03/25/2035 (P)		28,391	27,465
Series 2005-1, Class 4A1,
2.929%, 03/25/2035 (P)		129,516	120,434
CHL Mortgage Pass Through Trust
Series 2003-HYB3, Class 7A1,
2.621%, 11/19/2033 (P)		18,872	18,421
Series 2004-J9, Class 2A5,
5.500%, 01/25/2035		267,843	270,342
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3
2.070%, 09/25/2035 (P)		28,734	27,664

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Countrywide Alternative Loan Trust,
Series 2007-OA4, Class A1
0.603%, 05/25/2047 (P)		$389,990	$330,230
Credit Suisse Mortgage Capital
Certificates, Series 2009-RR1,
Class A3A 5.383%, 02/15/2040 (S)		67,353	67,790
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
0.873%, 06/25/2045 (P)		255,328	221,112
Grifonas Finance PLC, Series 1, Class A
0.152%, 08/28/2039 (P)	EUR	259,523	204,237
GSR Mortgage Loan Trust,
Series 2005-AR1, Class 1A1
2.974%, 01/25/2035 (P)		$18,383	17,561
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
3.076%, 11/25/2035 (P)		41,680	37,725
JPMorgan Mortgage Trust
Series 2005-A6, Class 2A1,
2.783%, 08/25/2035 (P)		45,706	44,735
Series 2007-A1, Class 1A1,
2.789%, 07/25/2035 (P)		45,602	45,114
Marche M5 SRL, Series 5, Class A
0.245%, 10/27/2065 (P)	EUR	4,771	5,427
Marche Mutui 4 SRL, Series 4, Class A
0.175%, 02/25/2055 (P)		21,563	24,244
Marche Mutui SRL, Series 6, Class A1
2.095%, 01/27/2064 (P)		45,874	52,681
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.258%, 12/25/2033 (P)		$78,078	75,118
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.888%, 10/07/2020 (P)		114,373	114,303
Series 2010-R3, Class 2A,
0.998%, 12/08/2020 (P)		179,168	179,428
RBSCF Trust, Series 2010-RR4,
Class CMLA
6.095%, 12/16/2049 (P)(S)		56,382	58,255
Sequoia Mortgage Trust, Series 2007-3,
Class 1A1 0.632%, 07/20/2036 (P)		53,775	48,263
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A2,
2.795%, 02/25/2034 (P)		130,922	129,268
Series 2004-18, Class 5A,
2.824%, 12/25/2034 (P)		76,860	74,499
Series 2004-19, Class 2A1,
1.751%, 01/25/2035 (P)		100,111	78,564
Structured Asset Mortgage
Investments II Trust, Series 2004-AR5,
Class 1A1 1.092%, 10/19/2034 (P)		110,591	104,922
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.551%, 11/25/2042 (P)		18,790	17,269
Series 2005-AR10, Class 3A1,
2.579%, 08/25/2035 (P)		5,400	5,037
Series 2005-AR15, Class A1A1,
0.693%, 11/25/2045 (P)		123,560	112,445
Series 2006-AR17, Class 1A1A,
1.132%, 12/25/2046 (P)		108,497	90,554
U.S. Government Agency - 0.9%
Federal Home Loan Mortgage Corp.
Series 278, Class F1,
0.886%, 09/15/2042 (P)		306,568	307,468
Series 3172, Class FK,
0.886%, 08/15/2033 (P)		75,915	76,038
Federal National Mortgage Association
Series 2003-W8, Class 3F2,
0.783%, 05/25/2042 (P)		47,963	47,990
Series 2004-63, Class FA,
0.583%, 08/25/2034 (P)		61,307	60,913
Series 2006-118, Class A2,
0.479%, 12/25/2036 (P)		51,638	51,494
Series 2013-M4, Class X1 IO,
3.912%, 02/25/2018		2,665,427	130,728
			674,631
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $3,845,489)			$3,759,327

ASSET BACKED SECURITIES - 2.7%
Aquilae CLO II PLC, Series 2006-1X,
Class A 0.187%, 01/17/2023 (P)	EUR	14,926	16,902
Doral CLO II, Ltd., Series 2012-2A,
Class A1R 1.885%, 05/26/2023 (P)(S)		$182,896	181,520
Equity One Mortgage Pass-Through Trust,
Series 2004-1, Class AV2
1.033%, 04/25/2034 (P)		81,221	66,722
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 2A1
0.483%, 10/25/2036 (P)		4,756	2,305
LCM IX LP, Series 9A, Class A
1.824%, 07/14/2022 (P)(S)		255,980	254,384
OneMain Financial Issuance Trust,
Series 2014-2, Class A
2.470%, 09/18/2024 (S)		400,000	398,439
Penta CLO SA, Series 2007-1X, Class A1
0.172%, 06/04/2024 (P)	EUR	73,315	82,790
Structured Asset Securities Corp.,
Series 2005-WF1, Class M1
1.093%, 02/25/2035 (P)		$107,994	91,002
Symphony CLO III, Ltd., Series 2007-3A,
Class A1A 0.858%, 05/15/2019 (P)(S)		276,246	273,939
United States Small Business
Administration, Series 2008-P1-A,
Class 1 5.902%, 02/10/2018		109,422	116,040
Venture VII CDO, Ltd., Series 2006-7A,
Class A1A 0.854%, 01/20/2022 (P)(S)		461,586	453,738
Wood Street CLO BV, Series II-A,
Class A1 0.117%, 03/29/2021 (P)(S)	EUR	6,863	7,780
TOTAL ASSET BACKED SECURITIES (Cost $1,957,370)			$1,945,561

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)		440	3,410
TOTAL COMMON STOCKS (Cost $1,386)			$3,410

PURCHASED OPTIONS - 0.2%
Call options - 0.0%
Exchange Traded Option on U.S. Treasury
Bond Futures (Expiration Date:
05/20/2016; Strike Price: $215.00) (I)		2,000	0

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Put options - 0.2%
Exchange Traded Option on 10 Year
U.S. Treasury Note Futures (Expiration
Date: 05/20/2016; Strike
Price: $112.50) (I)	7,000	$0
Exchange Traded Option on 3-Month
Pound Sterling Futures (Expiration
Date: 12/21/2016; Strike
Price: $98.50) (I)	9,375,000	337
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.000% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
06/23/2016; Strike Rate: 1.000%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	5,900,000	1,285
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.000% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
06/24/2016; Strike Rate: 1.000%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	5,900,000	1,330
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.150% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/05/2016; Strike Rate: 1.150%;
Counterparty: Goldman Sachs
& Company) (I)	9,100,000	830
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.250% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/05/2016; Strike Rate: 1.250%;
Counterparty: Citibank NA) (I)	5,100,000	202
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.250% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/05/2016; Strike Rate: 1.250%;
Counterparty: Deutsche Bank
Securities, Inc.) (I)	23,400,000	927
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
04/06/2016; Strike Rate: 1.500%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	4,700,000	0
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
04/11/2016; Strike Rate: 1.500%;
Counterparty: Nomura
Global Finance) (I)	12,600,000	1
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
04/29/2016; Strike Rate: 1.500%;
Counterparty: Goldman Sachs
& Company) (I)	4,900,000	0
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
04/29/2016; Strike Rate: 1.500%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	20,900,000	2
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/05/2016; Strike Rate: 1.500%;
Counterparty: Citibank NA) (I)	12,900,000	41
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/11/2016; Strike Rate: 1.500%;
Counterparty: Citibank NA) (I)	20,100,000	101
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.590% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/10/2018; Strike Rate: 2.590%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	100,000	7,837
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.600% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
03/29/2019; Strike Rate: 2.600%;
Counterparty: Citibank NA) (I)	900,000	75,253
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.605% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
10/17/2018; Strike Rate: 2.605%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	400,000	29,583
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.608% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
11/15/2018; Strike Rate: 2.608%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	100,000	7,547
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.860% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
10/23/2018; Strike Rate: 2.860%;
Counterparty: Deutsche Bank
Securities, Inc.) (I)	600,000	32,766
Over the Counter Option on 5 Year
Interest Rate Swap. Receive a fixed rate
of 3.400% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/05/2016; Strike Rate: 3.400%;
Counterparty: Credit
Suisse Securities) (I)	1,500,000	1,439
		159,481
TOTAL PURCHASED OPTIONS (Cost $285,209)		$159,481

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 48.6%
U.S. Government Agency - 4.4%
Federal Home Loan Bank Discount Notes
0.310%, 05/03/2016*	$3,200,000	$3,199,261
Repurchase agreement - 44.2%
Repurchase Agreement with Bank of
Nova Scotia dated 03/31/2016 at
0.470% to be repurchased at
$15,900,208 on 04/01/2016,
collateralized by $15,985,000
U.S. Treasury Notes, 1.375% due
04/30/2020 (valued at $16,259,111,
including interest)	15,900,000	15,900,000
Repurchase Agreement with Deutsche
Bank dated 03/31/2016 at 0.470% to be
repurchased at $7,300,095 on
04/01/2016, collateralized by
$5,945,000 U.S. Treasury Bonds,
3.750% due 11/15/2043 (valued at
$7,526,305, including interest)	7,300,000	7,300,000
Repurchase Agreement with State
Street Corp. dated 03/31/2016 at
0.030% to be repurchased at $1,828,002
on 04/01/2016, collateralized by
$770,000 Federal Home Loan Bank,
1.250% due 06/08/2018 (valued at
$779,625, including interest) and
$1,090,000 U.S. Treasury Notes,
0.625% due 04/30/2018 (valued at
$1,087,275, including interest)	1,828,000	1,828,000
Repurchase Agreement with Toronto-
Dominion Bank dated 03/31/2016 at
0.460% to be repurchased at $7,300,093
on 04/01/2016, collateralized by
$6,930,000 U.S. Treasury Bonds,
3.000% due 11/15/2044 (valued at
$7,579,973, including interest)	7,300,000	7,300,000
		32,328,000
TOTAL SHORT-TERM INVESTMENTS (Cost $35,527,118)		$35,527,261
Total Investments (Real Return Bond Trust)
(Cost $135,321,239) - 179.7%		$131,326,586
Other assets and liabilities, net - (79.7%)		(58,242,123)
TOTAL NET ASSETS - 100.0%		$73,084,463

Science & Technology Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.5%
Consumer discretionary - 16.4%
Automobiles - 0.5%
Tesla Motors, Inc. (I)(L)	10,700	$2,458,539
Household durables - 1.1%
Garmin, Ltd. (L)	73,562	2,939,538
iRobot Corp. (I)(L)	67,100	2,368,630
		5,308,168
Internet and catalog retail - 11.5%
Amazon.com, Inc. (I)	44,955	26,687,086
Ctrip.com International, Ltd., ADR (I)(L)	118,800	5,258,088
Etsy, Inc. (I)	16,500	143,550
Expedia, Inc.	1,108	119,465
Flipkart Limited (I)(R)	490	59,241
JD.com, Inc., ADR (I)	285,300	7,560,450
Netflix, Inc. (I)	6,375	651,716
The Priceline Group, Inc. (I)	8,172	10,533,381
Vipshop Holdings, Ltd., ADR (I)(L)	366,900	4,725,672
		55,738,649
Media - 3.3%
Comcast Corp., Class A	89,239	5,450,718
Liberty Global PLC, Series C (I)	104,300	3,917,508
News Corp., Class A	299,200	3,820,784
Twenty-First Century Fox, Inc., Class A	103,600	2,888,368
		16,077,378
		79,582,734
Financials - 0.7%
Real estate investment trusts - 0.7%
American Tower Corp.	30,650	3,137,641
Crown Castle International Corp.	2,615	226,198
		3,363,839
		3,363,839
Health care - 2.4%
Biotechnology - 0.4%
Grifols SA, ADR	121,800	1,884,246
Health care equipment and supplies - 0.3%
Intuitive Surgical, Inc. (I)	2,900	1,743,045
Health care technology - 1.3%
Veeva Systems, Inc., Class A (I)	245,800	6,154,832
Life sciences tools and services - 0.4%
Agilent Technologies, Inc.	52,900	2,108,065
		11,890,188
Industrials - 0.3%
Aerospace and defense - 0.3%
The Boeing Company	13,200	1,675,608
Information technology - 70.5%
Communications equipment - 3.8%
Cisco Systems, Inc.	583,500	16,612,245
Palo Alto Networks, Inc. (I)	12,660	2,065,352
		18,677,597
Electronic equipment, instruments and components - 2.3%
CDW Corp.	8,866	367,939
Cognex Corp.	24,700	962,065
Control4 Corp. (I)(L)	32,300	257,108
Corning, Inc.	133,615	2,791,217
Ingram Micro, Inc., Class A	37,424	1,343,896
National Instruments Corp.	14,600	439,606
TE Connectivity, Ltd.	55,100	3,411,792
Tech Data Corp. (I)	1,500	115,155
Trimble Navigation, Ltd. (I)	63,100	1,564,880
		11,253,658
Internet software and services - 18.9%
58.com, Inc., ADR (I)(L)	91,100	5,069,715
Alphabet, Inc., Class A (I)	13,007	9,923,040
Alphabet, Inc., Class C (I)	18,940	14,109,353
Angie’s List, Inc. (I)(L)	119,016	960,459
Baidu, Inc., ADR (I)	30,450	5,812,296

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Criteo SA, ADR (I)	50,162	$2,077,710
Dropbox, Inc., Class B (I)(R)	7,441	105,365
Facebook, Inc., Class A (I)	157,020	17,915,982
GrubHub, Inc. (I)(L)	13,702	344,331
LinkedIn Corp., Class A (I)	50,800	5,808,980
MercadoLibre, Inc.	26,500	3,123,025
NetEase, Inc., ADR	12,406	1,781,253
Quotient Technology, Inc. (I)(L)	38,522	408,333
Tencent Holdings, Ltd.	523,800	10,708,750
Yahoo!, Inc. (I)	287,400	10,579,194
Yandex NV, Class A (I)	49,300	755,276
Youku Tudou, Inc., ADR (I)	85,797	2,358,560
Youku Tudou, Inc., Class A (I)	10	15
		91,841,637
IT services - 7.3%
Accenture PLC, Class A	22,269	2,569,843
Automatic Data Processing, Inc.	47,588	4,269,119
Cognizant Technology
Solutions Corp., Class A (I)	26,479	1,660,233
Computer Sciences Corp.	30,575	1,051,474
Fidelity National Information Services, Inc.	22,455	1,421,626
Fiserv, Inc. (I)	24,070	2,469,101
Global Payments, Inc.	24,685	1,611,931
MasterCard, Inc., Class A	10,189	962,861
Paychex, Inc.	11,580	625,436
PayPal Holdings, Inc. (I)	83,602	3,227,037
Sabre Corp.	50,290	1,454,387
Total System Services, Inc.	36,696	1,745,996
Vantiv, Inc., Class A (I)	38,725	2,086,503
Visa, Inc., Class A	131,955	10,091,918
		35,247,465
Semiconductors and semiconductor equipment - 12.7%
Analog Devices, Inc.	14,295	846,121
Applied Materials, Inc.	315,940	6,691,609
Atmel Corp.	399,180	3,241,342
Broadcom, Ltd.	43,293	6,688,769
Intel Corp.	36,645	1,185,466
KLA-Tencor Corp.	17,780	1,294,562
Lam Research Corp.	71,993	5,946,622
Maxim Integrated Products, Inc.	39,465	1,451,523
Microchip Technology, Inc. (L)	54,750	2,638,950
Micron Technology, Inc. (I)	546,875	5,725,781
Microsemi Corp. (I)	63,700	2,440,347
QUALCOMM, Inc.	66,302	3,390,684
SK Hynix, Inc.	429,830	10,581,410
Skyworks Solutions, Inc.	84,854	6,610,127
STR Holdings, Inc. (I)	65,100	19,530
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	61,045	1,599,379
Texas Instruments, Inc.	19,085	1,095,861
Xilinx, Inc.	9,415	446,553
		61,894,636
Software - 16.5%
Activision Blizzard, Inc.	43,380	1,467,979
Adobe Systems, Inc. (I)	27,398	2,569,932
Atlassian Corp. PLC (I)	42,164	1,029,831
Atlassian Corp. PLC, Class A (I)(L)	20,417	513,488
Electronic Arts, Inc. (I)	27,656	1,828,338
Fleetmatics Group PLC (I)	14,800	602,508
Fortinet, Inc. (I)	5,282	161,788
Imperva, Inc. (I)	63,902	3,227,051
Interactive Intelligence Group, Inc. (I)	36,700	1,336,614
Intuit, Inc.	46,657	4,852,795
Microsoft Corp.	498,745	27,545,686
Mobileye NV (I)(L)	54,600	2,036,034
Oracle Corp.	206,209	8,436,010
Proofpoint, Inc. (I)	26,593	1,430,172
Red Hat, Inc. (I)	118,900	8,859,239
salesforce.com, Inc. (I)	146,031	10,781,469
ServiceNow, Inc. (I)	14,800	905,464
Tableau Software, Inc., Class A (I)	28,975	1,329,083
The Sage Group PLC	137,775	1,242,234
		80,155,715
Technology hardware, storage and peripherals - 9.0%
Apple, Inc.	113,441	12,363,935
Dell, Inc. (I)(R)	458,900	7,263,561
EMC Corp.	120,244	3,204,503
Hewlett Packard Enterprise Company	179,600	3,184,308
NetApp, Inc.	62,000	1,691,980
Pure Storage, Inc., Class A (I)(L)	92,400	1,264,956
Quanta Computer, Inc.	682,000	1,190,235
SanDisk Corp.	24,000	1,825,920
Stratasys, Ltd. (I)(L)	152,700	3,957,984
Western Digital Corp.	161,840	7,645,322
		43,592,704
		342,663,412
Telecommunication services - 3.2%
Diversified telecommunication services - 1.3%
AT&T, Inc.	98,552	3,860,282
Verizon Communications, Inc.	47,379	2,562,256
		6,422,538
Wireless telecommunication services - 1.9%
SoftBank Group Corp.	127,800	6,112,679
T-Mobile US, Inc. (I)	74,400	2,849,520
		8,962,199
		15,384,737
TOTAL COMMON STOCKS (Cost $437,427,456)		$454,560,518

PREFERRED SECURITIES - 0.7%
Consumer discretionary - 0.1%
Internet and catalog retail - 0.1%
Flipkart Limited, Series A (I)(R)	168	20,311
Flipkart Limited, Series C (I)(R)	295	35,666
Flipkart Limited, Series E (I)(R)	549	66,374
Flipkart Limited, Series G (I)(R)	3,152	381,077
		503,428
		503,428
Information technology - 0.6%
Internet software and services - 0.5%
Airbnb, Inc., Series E (I)(R)	8,624	746,666
Dropbox, Inc., Series A (I)(R)	9,241	130,853
Dropbox, Inc., Series A1 (I)(R)	89,006	1,260,325
Xiaoju Kuaizhi, Inc. (I)(R)	9,513	290,874
		2,428,718

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Software - 0.1%
Cloudera, Inc., Series F (I)(R)	21,227	$402,888
		2,831,606
TOTAL PREFERRED SECURITIES (Cost $2,754,715)		$3,335,034

CORPORATE BONDS - 0.3%
Information technology - 0.3%
Western Digital Corp.
10.500%, 04/01/2024	$1,625,000	$1,626,016
TOTAL CORPORATE BONDS (Cost $1,625,000)		$1,626,016

SECURITIES LENDING COLLATERAL - 6.3%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	3,069,112	$30,710,460
TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,709,167)		$30,710,460

SHORT-TERM INVESTMENTS - 5.5%
Money market funds - 4.5%
State Street Institutional U.S. Government
Money Market Fund, 0.2385% (Y)	429,866	$429,866
T.Rowe Price Reserve Investment
Fund, 0.3310% (Y)	21,566,815	21,566,815
		21,996,681
Repurchase agreement - 1.0%
Repurchase Agreement with State Street Corp.
dated 03/31/2016 at 0.030% to be
repurchased at $4,848,004 on 04/01/2016,
collateralized by $4,480,000 U.S. Treasury
Bonds, 3.125% due 02/15/2043 (valued at
$4,947,264, including interest)	$4,848,000	$4,848,000
TOTAL SHORT-TERM INVESTMENTS (Cost $26,844,681)		$26,844,681
Total Investments (Science & Technology Trust)
(Cost $499,361,019) - 106.3%		$517,076,709
Other assets and liabilities, net - (6.3%)		(30,673,764)
TOTAL NET ASSETS - 100.0%		$486,402,945

Short Term Government Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 95.0%
U.S. Government - 23.5%
U.S. Treasury Notes
0.625%, 08/31/2017 to 04/30/2018	$7,350,000	$7,337,783
0.750%, 06/30/2017 to 03/31/2018	18,275,000	18,288,243
0.875%, 07/15/2017 to 07/15/2018	23,665,000	23,723,808
1.375%, 09/30/2020	4,425,000	4,463,546
1.625%, 06/30/2020	23,000,000	23,464,485
		77,277,865
U.S. Government Agency - 71.5%
Federal Agricultural Mortgage Corp.
1.750%, 06/15/2020	6,225,000	6,350,508
5.125%, 04/19/2017 (S)	28,568,000	29,829,306
Federal Farm Credit Bank
0.900%, 12/26/2017	2,890,000	2,890,038
1.240%, 11/13/2018	9,260,000	9,260,139
1.540%, 04/01/2019	5,755,000	5,755,000
1.680%, 04/05/2021	6,110,000	6,113,446
1.700%, 10/08/2020 to 02/17/2021	19,079,000	19,083,691
1.780%, 12/16/2020	3,260,000	3,261,835
1.800%, 03/24/2021	3,885,000	3,885,233
Federal Home Loan Bank
1.000%, 10/16/2017	6,200,000	6,200,155
1.130%, 03/27/2018	6,025,000	6,026,687
1.500%, 09/30/2019	6,155,000	6,157,696
1.750%, 10/08/2020	3,600,000	3,600,047
Federal Home Loan Mortgage Corp.
1.100%, 05/07/2018	6,395,000	6,395,793
1.200%, 11/23/2018	7,500,000	7,507,155
1.250%, 05/25/2018	11,100,000	11,100,599
1.300%, 02/26/2019	6,180,000	6,179,431
1.400%, 03/29/2019	4,680,000	4,681,399
1.875%, 03/30/2021	6,340,000	6,343,950
2.197%, 09/01/2042 (P)	868,058	897,554
2.590%, 09/01/2039 (P)	500,407	531,513
2.609%, 01/01/2044 (P)	2,009,592	2,074,506
2.973%, 03/01/2044 (P)	1,130,293	1,175,218
5.500%, 07/01/2040	4,347,013	4,910,954
7.000%, 04/01/2018 to 04/01/2032	3,064	3,370
Federal National Mortgage Association
1.000%, 12/28/2017	4,250,000	4,251,075
1.375%, 02/26/2021	1,300,000	1,301,287
1.875%, 11/27/2020	5,050,000	5,056,343
2.315%, 09/01/2041 (P)	1,934,445	2,050,140
2.355%, 04/01/2042 (P)	2,108,654	2,200,425
2.499%, 02/01/2042 (P)	1,469,022	1,536,717
2.500%, 10/01/2027	2,469,061	2,547,691
2.713%, 04/01/2042 (P)	2,602,041	2,716,336
2.925%, 03/01/2044 (P)	1,169,570	1,215,976
3.000%, 03/01/2028 to 03/01/2031	10,839,611	11,365,258
3.500%, 12/01/2025	1,414,548	1,496,602
5.500%, 03/01/2035 to 08/01/2040	2,146,799	2,421,675
6.500%, 01/01/2039	1,165,226	1,365,705
7.000%, 08/01/2025 to 01/01/2029	2,933	3,457
7.500%, 01/01/2031	680	824
8.000%, 11/01/2020 to 01/01/2031	1,953	2,341
Government National Mortgage Association
7.500%, 02/15/2022 to 03/15/2027	717	838
Tennessee Valley Authority
1.750%, 10/15/2018	5,270,000	5,372,169
3.875%, 02/15/2021	11,795,000	13,123,164
4.500%, 04/01/2018	8,929,000	9,602,452
5.500%, 07/18/2017	5,998,000	6,361,017
6.250%, 12/15/2017	700,000	762,857
		234,969,572
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $310,222,348)		$312,247,437

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.9%
U.S. Government Agency - 3.9%
Federal Home Loan Mortgage Corp.
Series 3499, Class PA, 4.500%, 08/15/2036	45,384	45,882
Series 4482, Class MA, 2.000%, 04/15/2031	1,309,226	1,329,381
Series K017, Class X1 IO,
1.414%, 12/25/2021	5,459,313	347,383

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K018, Class X1 IO,
1.407%, 01/25/2022	$4,684,246	$306,898
Series K022, Class X1 IO,
1.278%, 07/25/2022	12,193,569	792,270
Series K026, Class X1 IO,
1.039%, 11/25/2022	5,748,330	312,626
Series K038, Class X1 IO,
1.194%, 03/25/2024	8,713,644	645,872
Series K704, Class X1 IO,
1.964%, 08/25/2018	17,926,539	693,499
Series K706, Class X1 IO,
1.565%, 10/25/2018	5,923,750	203,849
Series K707, Class X1 IO,
1.537%, 12/25/2018	4,866,149	172,138
Series K709, Class X1 IO,
1.525%, 03/25/2019	6,461,976	249,675
Series K710, Class X1 IO,
1.765%, 05/25/2019	5,033,546	232,106
Series K711, Class X1 IO,
1.698%, 07/25/2019	7,676,506	344,892
Series K718, Class X1 IO,
0.650%, 01/25/2022	21,171,229	670,952
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	4,034,566	4,297,629
Series 2014-28, Class BD,
3.500%, 08/25/2043	1,781,853	1,911,908
Government National Mortgage Association,
Series 2012-114, Class IO
0.905%, 01/16/2053	3,313,216	230,144
		12,787,104
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $12,548,682)		$12,787,104

SHORT-TERM INVESTMENTS - 0.8%
Repurchase agreement - 0.8%
Barclays Tri-Party Repurchase Agreement
dated 03/31/2016 at 0.300% to be
repurchased at $1,221,010 on 04/01/2016,
collateralized by $911,500 U.S. Treasury
Bonds, 4.500% due 08/15/2039 (valued at
$1,245,569, including interest)	1,221,000	1,221,000
Repurchase Agreement with State Street Corp.
dated 03/31/2016 at 0.030% to be
repurchased at $1,314,001 on 04/01/2016,
collateralized by $1,340,000 Federal Home
Loan Bank, 0.875% due 03/19/2018 (valued
at $1,342,144, including interest)	1,314,000	1,314,000
		2,535,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,535,000)		$2,535,000
Total Investments (Short Term Government Income Trust)
(Cost $325,306,030) - 99.7%		$327,569,541
Other assets and liabilities, net - 0.3%		1,015,955
TOTAL NET ASSETS - 100.0%		$328,585,496

Small Cap Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.4%
Consumer discretionary - 14.4%
Hotels, restaurants and leisure - 7.6%
ClubCorp Holdings, Inc.	327,212	$4,594,056
Diamond Resorts International, Inc. (I)(L)	317,097	7,705,457
Jack in the Box, Inc.	41,140	2,627,612
Panera Bread Company, Class A (I)	48,814	9,998,572
Texas Roadhouse, Inc.	92,116	4,014,415
		28,940,112
Internet and catalog retail - 0.6%
HSN, Inc.	46,324	2,423,208
Specialty retail - 2.0%
Dick’s Sporting Goods, Inc.	107,072	5,005,616
Five Below, Inc. (I)	68,650	2,837,991
		7,843,607
Textiles, apparel and luxury goods - 4.2%
G-III Apparel Group, Ltd. (I)	73,418	3,589,406
Kate Spade & Company (I)	51,800	1,321,936
Samsonite International SA	1,010,400	3,384,394
Steven Madden, Ltd. (I)	211,237	7,824,218
		16,119,954
		55,326,881
Consumer staples - 1.4%
Food products - 1.4%
Greencore Group PLC	682,176	3,667,666
Nomad Foods, Ltd. (I)	191,884	1,728,875
		5,396,541
		5,396,541
Energy - 2.6%
Energy equipment and services - 0.4%
Patterson-UTI Energy, Inc.	91,700	1,615,754
Oil, gas and consumable fuels - 2.2%
Diamondback Energy, Inc. (I)	51,108	3,944,515
QEP Resources, Inc.	308,567	4,353,880
		9,914,149
Financials - 11.1%
Banks - 3.9%
Associated Banc-Corp.	276,211	4,955,225
PrivateBancorp, Inc.	106,200	4,099,320
Sterling Bancorp	164,841	2,625,917
United Community Banks, Inc.	184,656	3,410,596
		15,091,058
Capital markets - 1.0%
HFF, Inc., Class A	35,810	985,849
WisdomTree Investments, Inc. (L)	254,456	2,908,432
		3,894,281
Diversified financial services - 1.2%
MarketAxess Holdings, Inc.	35,026	4,372,296
Insurance - 2.2%
Assurant, Inc.	35,254	2,719,846
First American Financial Corp.	149,142	5,683,802
		8,403,648
Real estate investment trusts - 1.1%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	218,250	4,194,765
Real estate management and development - 1.4%
Kennedy-Wilson Holdings, Inc.	249,231	5,458,159

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance - 0.3%
EverBank Financial Corp.	83,143	$1,254,628
		42,668,835
Health care - 16.7%
Biotechnology - 6.4%
Anacor Pharmaceuticals, Inc. (I)	33,214	1,775,288
Bluebird Bio, Inc. (I)(L)	19,220	816,850
Cepheid, Inc. (I)	50,955	1,699,859
Five Prime Therapeutics, Inc. (I)	108,654	4,414,612
Galapagos NV, ADR (I)(L)	86,114	3,601,287
Ironwood Pharmaceuticals, Inc. (I)	158,095	1,729,559
Novavax, Inc. (I)(L)	363,412	1,875,206
Otonomy, Inc. (I)	83,607	1,247,416
Portola Pharmaceuticals, Inc. (I)	46,421	946,988
PTC Therapeutics, Inc. (I)(L)	69,336	446,524
TESARO, Inc. (I)(L)	69,281	3,050,442
Ultragenyx Pharmaceutical, Inc. (I)	44,999	2,848,887
		24,452,918
Health care equipment and supplies - 4.3%
Align Technology, Inc. (I)	49,647	3,608,840
DexCom, Inc. (I)	84,256	5,721,825
Insulet Corp. (I)	221,956	7,360,061
		16,690,726
Health care providers and services - 3.6%
Acadia Healthcare Company, Inc. (I)	100,424	5,534,367
Envision Healthcare Holdings, Inc. (I)	188,454	3,844,462
LifePoint Health, Inc. (I)	66,120	4,578,810
		13,957,639
Health care technology - 1.5%
Veeva Systems, Inc., Class A (I)(L)	225,328	5,642,213
Pharmaceuticals - 0.9%
Aerie Pharmaceuticals, Inc. (I)(L)	99,606	1,211,209
Intersect ENT, Inc. (I)	114,002	2,166,038
		3,377,247
		64,120,743
Industrials - 14.4%
Aerospace and defense - 0.5%
Astronics Corp. (I)	42,831	1,634,003
Building products - 2.4%
Advanced Drainage Systems, Inc. (L)	122,006	2,598,728
Masonite International Corp. (I)	102,235	6,696,393
		9,295,121
Electrical equipment - 1.2%
Generac Holdings, Inc. (I)(L)	122,904	4,576,945
Machinery - 3.1%
Altra Industrial Motion Corp.	146,545	4,071,020
The Middleby Corp. (I)	71,919	7,678,792
		11,749,812
Professional services - 1.8%
The Advisory Board Company (I)	99,374	3,204,812
WageWorks, Inc. (I)	74,312	3,760,930
		6,965,742
Road and rail - 3.8%
Knight Transportation, Inc.	274,869	7,187,824
Landstar System, Inc.	115,048	7,433,251
		14,621,075
Trading companies and distributors - 1.6%
Applied Industrial Technologies, Inc.	48,400	2,100,560
WESCO International, Inc. (I)(L)	75,210	4,111,731
		6,212,291
		55,054,989
Information technology - 29.9%
Communications equipment - 0.9%
Arista Networks, Inc. (I)(L)	38,012	2,398,557
Infinera Corp. (I)	60,750	975,645
		3,374,202
Electronic equipment, instruments and components - 0.5%
Zebra Technologies Corp., Class A (I)	26,000	1,794,000
Internet software and services - 4.3%
CoStar Group, Inc. (I)	50,389	9,481,698
GoDaddy, Inc., Class A (I)(L)	93,332	3,017,424
Zillow Group, Inc., Class A (I)(L)	17,545	448,275
Zillow Group, Inc., Class C (I)(L)	147,767	3,506,511
		16,453,908
IT services - 6.2%
EPAM Systems, Inc. (I)	42,868	3,200,954
Heartland Payment Systems, Inc.	28,328	2,735,635
MAXIMUS, Inc.	76,420	4,022,749
Virtusa Corp. (I)	70,726	2,649,396
WEX, Inc. (I)	56,943	4,746,768
WNS Holdings, Ltd., ADR (I)	213,157	6,531,130
		23,886,632
Semiconductors and semiconductor equipment - 6.3%
Cavium, Inc. (I)	37,435	2,289,525
Entegris, Inc. (I)	185,413	2,525,325
First Solar, Inc. (I)	38,413	2,630,138
M/A-COM Technology
Solutions Holdings, Inc. (I)(L)	96,333	4,218,422
Mellanox Technologies, Ltd. (I)	169,499	9,208,881
SunPower Corp. (I)(L)	151,339	3,380,913
		24,253,204
Software - 11.3%
Atlassian Corp. PLC, Class A (I)(L)	141,717	3,564,183
Fair Isaac Corp.	67,555	7,166,910
Guidewire Software, Inc. (I)	89,256	4,862,667
HubSpot, Inc. (I)(L)	92,329	4,027,391
Manhattan Associates, Inc. (I)	52,006	2,957,581
Paylocity Holding Corp. (I)	16,900	553,306
SS&C Technologies Holdings, Inc.	77,219	4,897,229
Telogis, Inc. (I)(R)	473,646	866,772
The Ultimate Software Group, Inc. (I)	23,137	4,477,010
Tyler Technologies, Inc. (I)	34,442	4,429,586
Verint Systems, Inc. (I)	27,311	911,641
Zendesk, Inc. (I)(L)	221,910	4,644,576
		43,358,852
Technology hardware, storage and peripherals - 0.4%
Pure Storage, Inc., Class A (I)(L)	22,500	308,025
Pure Storage, Inc., Class B (I)	88,922	1,213,836
		1,521,861
		114,642,659
Materials - 3.9%
Chemicals - 1.2%
Platform Specialty Products Corp. (I)(L)	518,500	4,459,100

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction materials - 1.9%
Headwaters, Inc. (I)	368,092	$7,302,945
Paper and forest products - 0.8%
KapStone Paper and Packaging Corp.	219,328	3,037,693
		14,799,738
TOTAL COMMON STOCKS (Cost $364,314,139)		$361,924,535

PREFERRED SECURITIES - 3.1%
Consumer discretionary - 0.3%
Diversified consumer services - 0.3%
The Honest Company, Inc. (I)(R)	26,954	1,144,467
Information technology - 2.8%
Electronic equipment, instruments and components - 0.4%
Veracode, Inc. (I)(R)	65,609	1,434,213
Internet software and services - 0.2%
DocuSign, Inc., Series B (I)(R)	2,936	42,866
DocuSign, Inc., Series B1 (I)(R)	880	12,848
DocuSign, Inc., Series D (I)(R)	2,110	30,806
DocuSign, Inc., Series E (I)(R)	54,573	796,766
DocuSign, Inc., Series F (I)(R)	8,212	119,895
		1,003,181
Software - 2.2%
Cloudera, Inc., Series F (I)(R)	79,228	1,503,747
DraftKings, Inc., Series D (I)(R)	100,673	314,100
DraftKings, Inc., Series D1 (I)(R)	90,109	365,843
MarkLogic Corp., Series F (I)(R)	153,423	1,526,559
Nutanix, Inc. (I)(R)	87,010	1,132,870
Telogis, Inc. (I)(R)	645,027	2,122,139
Zuora, Inc., Series F (I)(R)	403,708	1,404,904
		8,370,162
		10,807,556
TOTAL PREFERRED SECURITIES (Cost $11,685,579)		$11,952,023

EXCHANGE-TRADED FUNDS - 1.5%
iShares Russell 2000 Growth ETF (L)	41,594	5,518,692
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,772,486)		$5,518,692

SECURITIES LENDING COLLATERAL - 14.5%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	5,548,846	55,523,421
TOTAL SECURITIES LENDING
COLLATERAL (Cost $55,519,025)		$55,523,421

SHORT-TERM INVESTMENTS - 3.0%
Repurchase agreement - 3.0%
Societe Generale SA Tri-Party Repurchase
Agreement dated 03/31/2016 at 0.320% to
be repurchased at $11,500,102 on
04/01/2016, collateralized by $3,461,000
U.S. Treasury Notes, 0.625% - 5.125% due
05/15/2016 to 05/31/2020 (valued at
$3,542,197, including interest), $100
U.S. Treasury Bills, 0.000% due 10/13/2016
(valued at $100, including interest),
$3,088,053 Government National Mortgage
Association, 4.000% due 05/20/2043 (valued
at $3,325,523, including interest) and
$4,517,858 Federal National Mortgage
Association, 3.500% - 4.500% due
10/01/2025 to 11/01/2044 (valued at
$4,862,279, including interest)	$11,500,000	$11,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,500,000)		$11,500,000
Total Investments (Small Cap Growth Trust)
(Cost $448,791,229) - 116.5%		$446,418,671
Other assets and liabilities, net - (16.5%)		(63,132,146)
TOTAL NET ASSETS - 100.0%		$383,286,525

Small Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.5%
Consumer discretionary - 13.3%
Auto components - 1.1%
American Axle &
Manufacturing Holdings, Inc. (I)	17,610	$271,018
Cooper Tire & Rubber Company	13,380	495,328
Cooper-Standard Holding, Inc. (I)	3,145	225,937
Dana Holding Corp.	35,750	503,718
Dorman Products, Inc. (I)(L)	6,270	341,213
Drew Industries, Inc.	5,670	365,488
Federal-Mogul Holdings Corp. (I)	7,689	75,967
Fox Factory Holding Corp. (I)	4,276	67,604
Gentherm, Inc. (I)	8,557	355,886
Horizon Global Corp. (I)	4,579	57,604
Metaldyne Performance Group, Inc.	2,793	46,950
Modine Manufacturing Company (I)	11,789	129,797
Motorcar Parts of America, Inc. (I)	4,337	164,719
Standard Motor Products, Inc.	4,691	162,543
Stoneridge, Inc. (I)	6,902	100,493
Strattec Security Corp.	965	55,381
Superior Industries International, Inc.	5,722	126,342
Tenneco, Inc. (I)	13,559	698,424
Tower International, Inc.	5,123	139,346
		4,383,758
Automobiles - 0.0%
Winnebago Industries, Inc.	6,424	144,219

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Distributors - 0.4%
Core-Mark Holding Company, Inc.	5,463	$445,562
Pool Corp.	10,283	902,230
VOXX International Corp. (I)	5,648	25,247
Weyco Group, Inc.	1,884	50,152
		1,423,191
Diversified consumer services - 1.0%
2U, Inc. (I)(L)	5,899	133,317
American Public Education, Inc. (I)	4,084	84,253
Apollo Education Group, Inc. (I)	22,433	184,287
Ascent Capital Group, Inc., Class A (I)	3,442	50,976
Bright Horizons Family Solutions, Inc. (I)	8,787	569,222
Capella Education Company	2,974	156,551
Career Education Corp. (I)	17,284	78,469
Carriage Services, Inc.	3,812	82,377
Chegg, Inc. (I)(L)	18,588	82,902
DeVry Education Group, Inc. (L)	15,018	259,361
Education Management Corp. (I)	5,432	435
Grand Canyon Education, Inc. (I)	11,141	476,166
Houghton Mifflin Harcourt Company (I)	32,262	643,304
K12, Inc. (I)	8,589	84,945
LifeLock, Inc. (I)	22,369	269,994
Regis Corp.	8,616	130,877
Sotheby’s	14,660	391,862
Strayer Education, Inc. (I)	2,635	128,456
Weight Watchers International, Inc. (L)	6,593	95,796
		3,903,550
Hotels, restaurants and leisure - 3.3%
Belmond, Ltd., Class A (I)	22,859	216,932
Biglari Holdings, Inc. (I)	388	144,223
BJ’s Restaurants, Inc. (I)	5,076	211,009
Bloomin’ Brands, Inc.	29,169	492,081
Bob Evans Farms, Inc.	4,968	231,956
Bojangles’, Inc. (I)(L)	2,183	37,133
Boyd Gaming Corp. (I)	18,770	387,788
Bravo Brio Restaurant Group, Inc. (I)	4,227	32,759
Buffalo Wild Wings, Inc. (I)	4,464	661,208
Caesars Acquisition Company, Class A (I)	10,848	66,390
Caesars Entertainment Corp. (I)(L)	13,249	90,093
Carrols Restaurant Group, Inc. (I)	8,871	128,097
Churchill Downs, Inc.	2,980	440,682
Chuy’s Holdings, Inc. (I)	3,969	123,317
ClubCorp Holdings, Inc.	10,547	148,080
Cracker Barrel Old Country Store, Inc. (L)	4,430	676,328
Dave & Buster’s Entertainment, Inc. (I)	5,370	208,249
Del Frisco’s Restaurant Group, Inc. (I)	5,929	98,303
Denny’s Corp. (I)	20,206	209,334
Diamond Resorts International, Inc. (I)(L)	9,796	238,043
DineEquity, Inc.	3,966	370,543
El Pollo Loco Holdings, Inc. (I)(L)	3,285	43,822
Eldorado Resorts, Inc. (I)	6,916	79,119
Fiesta Restaurant Group, Inc. (I)	6,389	209,431
International Speedway Corp., Class A	6,676	246,411
Interval Leisure Group, Inc. (L)	9,530	137,613
Intrawest Resorts Holdings, Inc. (I)	5,224	44,665
Isle of Capri Casinos, Inc. (I)	5,300	74,200
J Alexander’s Holdings, Inc. (I)	3,372	35,608
Jack in the Box, Inc.	8,767	559,948
Jamba, Inc. (I)(L)	3,720	45,979
Kona Grill, Inc. (I)	2,351	30,445
Krispy Kreme Doughnuts, Inc. (I)	15,343	239,197
La Quinta Holdings, Inc. (I)	22,018	275,225
Marriott Vacations Worldwide Corp.	6,026	406,755
Monarch Casino & Resort, Inc. (I)	2,596	50,518
Morgans Hotel Group Company (I)	8,551	11,800
Noodles & Company (I)(L)	3,250	38,545
Papa John’s International, Inc.	6,817	369,413
Papa Murphy’s Holdings, Inc. (I)(L)	2,477	29,600
Penn National Gaming, Inc. (I)	18,903	315,491
Pinnacle Entertainment, Inc. (I)	14,243	499,929
Planet Fitness, Inc., Class A (I)(L)	2,782	45,180
Popeyes Louisiana Kitchen, Inc. (I)	5,448	283,623
Potbelly Corp. (I)	5,504	74,909
Red Robin Gourmet Burgers, Inc. (I)	3,348	215,846
Ruby Tuesday, Inc. (I)	15,363	82,653
Ruth’s Hospitality Group, Inc.	8,493	156,356
Scientific Games Corp., Class A (I)(L)	12,621	119,016
SeaWorld Entertainment, Inc. (L)	16,047	337,950
Shake Shack, Inc., Class A (I)(L)	1,467	54,748
Sonic Corp.	12,283	431,870
Speedway Motorsports, Inc.	3,028	60,045
Texas Roadhouse, Inc.	16,362	713,056
The Cheesecake Factory, Inc.	11,389	604,642
The Habit Restaurants, Inc., Class A (I)(L)	2,931	54,605
The Marcus Corp.	4,734	89,709
Vail Resorts, Inc.	8,537	1,141,397
Zoe’s Kitchen, Inc. (I)	4,656	181,537
		13,603,404
Household durables - 1.3%
Bassett Furniture Industries, Inc.	2,634	83,919
Beazer Homes USA, Inc. (I)	7,806	68,068
CalAtlantic Group, Inc.	18,038	602,830
Cavco Industries, Inc. (I)	2,134	199,444
Century Communities, Inc. (I)	3,907	66,692
CSS Industries, Inc.	2,428	67,814
Ethan Allen Interiors, Inc.	6,062	192,893
Flexsteel Industries, Inc.	1,440	62,899
Green Brick Partners, Inc. (I)(L)	5,601	42,512
Helen of Troy, Ltd. (I)	6,677	692,338
Hooker Furniture Corp.	2,784	91,454
Hovnanian Enterprises, Inc., Class A (I)(L)	30,063	46,898
Installed Building Products, Inc. (I)	4,812	128,047
iRobot Corp. (I)	7,023	247,912
KB Home (L)	19,108	272,862
La-Z-Boy, Inc.	12,044	322,057
LGI Homes, Inc. (I)(L)	3,413	82,629
Libbey, Inc.	5,340	99,324
M/I Homes, Inc. (I)	5,821	108,562
MDC Holdings, Inc.	9,097	227,971
Meritage Homes Corp. (I)	9,325	339,990
NACCO Industries, Inc., Class A	1,120	64,299
Skullcandy, Inc. (I)	6,322	22,506
Taylor Morrison Home Corp., Class A (I)	7,939	112,099
TRI Pointe Group, Inc. (I)	38,295	451,115
Universal Electronics, Inc. (I)	3,462	214,609
WCI Communities, Inc. (I)	3,759	69,842
William Lyon Homes, Class A (I)(L)	4,788	69,378
ZAGG, Inc. (I)	6,826	61,502
		5,112,465
Internet and catalog retail - 0.5%
1-800-Flowers.com, Inc., Class A (I)	6,293	49,589
Blue Nile, Inc.	2,928	75,279
Etsy, Inc. (I)	5,113	44,483
FTD Companies, Inc. (I)	4,327	113,584
HSN, Inc.	7,646	399,962

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and catalog retail (continued)
Lands’ End, Inc. (I)	3,959	$100,994
Liberty TripAdvisor Holdings, Inc., Class A (I)	17,700	392,232
Nutrisystem, Inc.	6,910	144,212
Overstock.com, Inc. (I)	3,115	44,794
PetMed Express, Inc. (L)	5,085	91,072
Shutterfly, Inc. (I)	8,346	387,004
Wayfair, Inc., Class A (I)(L)	4,756	205,554
		2,048,759
Leisure products - 0.3%
Arctic Cat, Inc.	3,369	56,599
Black Diamond, Inc. (I)	6,175	27,911
Callaway Golf Company	19,023	173,490
Escalade, Inc.	2,775	32,662
JAKKS Pacific, Inc. (L)	5,027	37,401
Malibu Boats, Inc., Class A (I)	4,791	78,572
Nautilus, Inc. (I)	7,599	146,813
Performance Sports Group, Ltd. (I)	10,955	34,837
Smith & Wesson Holding Corp. (I)	12,629	336,184
Sturm Ruger & Company, Inc. (L)	4,439	303,539
		1,228,008
Media - 1.4%
AMC Entertainment Holdings, Inc., Class A	4,863	136,115
Carmike Cinemas, Inc. (I)	5,959	179,008
Central European Media
Enterprises, Ltd., Class A (I)(L)	20,016	51,041
Crown Media Holdings, Inc., Class A (I)	9,035	45,898
Daily Journal Corp. (I)(L)	305	59,685
Dex Media, Inc. (I)	3,692	332
DreamWorks Animation
SKG, Inc., Class A (I)	17,966	448,252
Entercom Communications Corp., Class A (I)	6,634	70,188
Entravision Communications Corp., Class A	15,512	115,409
Eros International PLC (I)(L)	6,993	80,489
Global Eagle Entertainment, Inc. (I)	11,278	96,089
Gray Television, Inc. (I)	15,074	176,667
Harte-Hanks, Inc.	13,714	34,696
IMAX Corp. (I)	14,195	441,323
Journal Media Group, Inc.	6,180	73,913
Loral Space & Communications, Inc. (I)	3,155	110,835
MDC Partners, Inc., Class A	10,464	246,950
Media General, Inc. (I)	22,743	370,938
Meredith Corp.	8,682	412,395
National CineMedia, Inc.	14,745	224,271
New Media Investment Group, Inc.	10,566	175,818
Nexstar Broadcasting Group, Inc., Class A (L)	7,468	330,608
Reading International, Inc., Class A (I)	4,261	51,047
Scholastic Corp.	6,286	234,908
Sinclair Broadcast Group, Inc., Class A	15,741	484,036
The EW Scripps Company, Class A	14,142	220,474
The New York Times Company, Class A	32,377	403,417
Time, Inc.	25,815	398,584
Tribune Publishing Company	7,056	54,472
World Wrestling
Entertainment, Inc., Class A (L)	7,159	126,428
		5,854,286
Multiline retail - 0.2%
Big Lots, Inc.	11,627	526,587
Fred’s, Inc., Class A	8,920	132,997
Tuesday Morning Corp. (I)	11,265	92,148
		751,732
Specialty retail - 2.9%
Abercrombie & Fitch Company, Class A	16,450	518,833
America’s Car-Mart, Inc. (I)(L)	2,128	53,200
American Eagle Outfitters, Inc. (L)	45,855	764,403
Asbury Automotive Group, Inc. (I)	5,935	355,150
Ascena Retail Group, Inc. (I)	40,681	449,932
Barnes & Noble Education, Inc. (I)	7,599	74,470
Barnes & Noble, Inc.	12,178	150,520
Big 5 Sporting Goods Corp.	4,645	51,606
Boot Barn Holdings, Inc. (I)(L)	3,116	29,290
Build-A-Bear Workshop, Inc. (I)	3,616	46,972
Burlington Stores, Inc. (I)	17,788	1,000,397
Caleres, Inc.	10,318	291,896
Chico’s FAS, Inc.	33,932	450,278
Citi Trends, Inc.	3,885	69,270
Conn’s, Inc. (I)(L)	5,769	71,882
Destination XL Group, Inc. (I)	9,941	51,395
Express, Inc. (I)	19,985	427,879
Five Below, Inc. (I)	12,898	533,203
Francesca’s Holdings Corp. (I)	10,140	194,282
Genesco, Inc. (I)	5,701	411,897
Group 1 Automotive, Inc.	5,477	321,445
Guess?, Inc.	14,499	272,146
Haverty Furniture Companies, Inc.	4,883	103,324
Hibbett Sports, Inc. (I)(L)	5,394	193,645
Kirkland’s, Inc.	4,227	74,015
Lithia Motors, Inc., Class A	5,352	467,390
Lumber Liquidators Holdings, Inc. (I)(L)	6,599	86,579
MarineMax, Inc. (I)	6,247	121,629
Mattress Firm Holding Corp. (I)(L)	4,841	205,210
Monro Muffler Brake, Inc.	7,535	538,526
Outerwall, Inc. (L)	4,102	151,733
Party City Holdco, Inc. (I)	5,912	88,916
Pier 1 Imports, Inc.	21,483	150,596
Rent-A-Center, Inc.	12,523	198,490
Restoration Hardware Holdings, Inc. (I)	7,866	329,585
Select Comfort Corp. (I)	12,369	239,835
Shoe Carnival, Inc.	3,820	102,987
Sonic Automotive, Inc., Class A	7,748	143,183
Sportsman’s Warehouse Holdings, Inc. (I)	4,333	54,596
Stage Stores, Inc. (L)	7,686	61,949
Stein Mart, Inc.	7,769	56,947
Tailored Brands, Inc.	11,494	205,743
The Buckle, Inc. (L)	6,738	228,216
The Cato Corp., Class A	6,319	243,597
The Children’s Place, Inc.	4,877	407,083
The Container Store Group, Inc. (I)	4,186	24,572
The Finish Line, Inc., Class A	11,002	232,142
Tile Shop Holdings, Inc. (I)	6,551	97,675
Vitamin Shoppe, Inc. (I)(L)	7,000	216,720
West Marine, Inc. (I)	4,939	44,896
Winmark Corp.	592	58,004
Zumiez, Inc. (I)	4,919	97,986
		11,816,115
Textiles, apparel and luxury goods - 0.9%
Cherokee, Inc.	2,348	41,771
Columbia Sportswear Company	6,732	404,526
Crocs, Inc. (I)	18,516	178,124
Culp, Inc.	2,657	69,667
Deckers Outdoor Corp. (I)	7,673	459,689
G-III Apparel Group, Ltd. (I)	9,420	460,544
Iconix Brand Group, Inc. (I)	11,302	90,981
Movado Group, Inc.	4,025	110,808
Oxford Industries, Inc.	3,456	232,347

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Perry Ellis International, Inc. (I)	3,048	$56,114
Sequential Brands Group, Inc. (I)(L)	12,025	76,840
Steven Madden, Ltd. (I)	13,255	490,965
Tumi Holdings, Inc. (I)	13,261	355,660
Unifi, Inc. (I)	3,563	81,628
Vera Bradley, Inc. (I)	5,168	105,117
Wolverine World Wide, Inc.	24,324	448,048
		3,662,829
		53,932,316
Consumer staples - 3.3%
Beverages - 0.2%
Coca-Cola Bottling Company Consolidated	1,112	177,653
MGP Ingredients, Inc.	2,596	62,927
National Beverage Corp. (I)	2,731	115,576
The Boston Beer
Company, Inc., Class A (I)(L)	2,164	400,491
		756,647
Food and staples retailing - 0.9%
Casey’s General Stores, Inc.	9,124	1,033,932
Ingles Markets, Inc., Class A	3,182	119,325
Natural Grocers by
Vitamin Cottage, Inc. (I)(L)	2,378	50,580
Performance Food Group Company (I)	2,293	53,542
PriceSmart, Inc.	4,629	391,521
Smart & Final Stores, Inc. (I)	5,773	93,523
SpartanNash Company	8,950	271,275
SUPERVALU, Inc. (I)	61,986	357,039
The Andersons, Inc.	6,842	214,907
The Chefs’ Warehouse, Inc. (I)	4,684	95,038
The Fresh Market, Inc. (I)	10,234	291,976
United Natural Foods, Inc. (I)	11,826	476,588
Village Super Market, Inc., Class A	1,861	44,962
Weis Markets, Inc.	2,621	118,102
		3,612,310
Food products - 1.7%
Alico, Inc. (L)	1,069	29,515
B&G Foods, Inc.	13,708	477,175
Cal-Maine Foods, Inc. (L)	7,339	380,967
Calavo Growers, Inc.	3,522	200,965
Darling Ingredients, Inc. (I)	39,206	516,343
Dean Foods Company (L)	22,356	387,206
Farmer Brothers Company (I)	1,970	54,904
Fresh Del Monte Produce, Inc.	7,788	327,641
Freshpet, Inc. (I)(L)	5,560	40,755
Inventure Foods, Inc. (I)	5,930	33,505
J&J Snack Foods Corp.	3,528	382,012
John B. Sanfilippo & Son, Inc.	2,000	138,180
Lancaster Colony Corp.	4,355	481,532
Landec Corp. (I)	6,686	70,203
Limoneira Company (L)	3,232	49,126
Omega Protein Corp. (I)	5,196	88,020
Post Holdings, Inc. (I)	14,513	998,059
Sanderson Farms, Inc. (L)	5,253	473,716
Seaboard Corp.	61	183,184
Seneca Foods Corp., Class A (I)	2,052	71,286
Snyder’s-Lance, Inc.	16,410	516,587
Tootsie Roll Industries, Inc. (L)	4,594	160,507
TreeHouse Foods, Inc. (I)	10,081	874,527
		6,935,915
Household products - 0.2%
Central Garden & Pet Company, Class A (I)	10,129	165,001
HRG Group, Inc. (I)	18,928	263,667
Oil-Dri Corp. of America	813	27,463
Orchids Paper Products Company (L)	2,430	66,849
WD-40 Company	3,466	374,363
		897,343
Personal products - 0.1%
Elizabeth Arden, Inc. (I)(L)	6,817	55,831
Inter Parfums, Inc.	4,182	129,224
Medifast, Inc.	2,686	81,090
Natural Health Trends Corp. (L)	1,952	64,709
Nutraceutical International Corp. (I)	2,336	56,882
Revlon, Inc., Class A (I)	2,972	108,211
USANA Health Sciences, Inc. (I)	1,327	161,124
		657,071
Tobacco - 0.2%
Universal Corp.	5,285	300,241
Vector Group, Ltd. (L)	20,448	467,032
		767,273
		13,626,559
Energy - 2.4%
Energy equipment and services - 0.8%
Archrock, Inc.	16,588	132,704
Atwood Oceanics, Inc. (L)	15,324	140,521
Basic Energy Services, Inc. (I)(L)	11,655	32,168
Bristow Group, Inc.	8,329	157,585
C&J Energy Services, Ltd. (I)(L)	14,499	20,444
CARBO Ceramics, Inc. (L)	4,984	70,773
Era Group, Inc. (I)	5,197	48,748
Exterran Corp. (I)	8,317	128,581
Fairmount Santrol Holdings, Inc. (I)(L)	16,539	41,513
Forum Energy Technologies, Inc. (I)	14,331	189,169
Geospace Technologies Corp. (I)	3,312	40,870
Gulfmark Offshore, Inc., Class A (L)	7,059	43,554
Helix Energy Solutions Group, Inc. (I)	25,634	143,550
Hornbeck Offshore Services, Inc. (I)	8,011	79,549
Matrix Service Company (I)	6,523	115,457
McDermott International, Inc. (I)	56,675	231,801
Natural Gas Services Group, Inc. (I)	3,376	73,023
Newpark Resources, Inc. (I)	21,023	90,819
Oil States International, Inc. (I)	12,283	387,160
Parker Drilling Company (I)	31,863	67,550
PHI, Inc. (I)	3,290	62,148
Pioneer Energy Services Corp. (I)	17,771	39,096
RigNet, Inc. (I)	3,120	42,682
SEACOR Holdings, Inc. (I)	4,317	235,061
Tesco Corp.	10,340	89,027
TETRA Technologies, Inc. (I)	19,223	122,066
Tidewater, Inc. (L)	11,664	79,665
U.S. Silica Holdings, Inc. (L)	12,743	289,521
Unit Corp. (I)	12,200	107,482
		3,302,287
Oil, gas and consumable fuels - 1.6%
Abraxas Petroleum Corp. (I)	26,988	27,258
Alon USA Energy, Inc.	7,602	78,453
Ardmore Shipping Corp.	4,712	39,816
Bill Barrett Corp. (I)(L)	12,702	79,006
Bonanza Creek Energy, Inc. (I)(L)	12,338	19,617
Callon Petroleum Company (I)	18,254	161,548
Carrizo Oil & Gas, Inc. (I)	13,480	416,802

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Clayton Williams Energy, Inc. (I)	1,565	$13,960
Clean Energy Fuels Corp. (I)(L)	18,309	53,645
Cloud Peak Energy, Inc. (I)(L)	16,517	32,208
Contango Oil & Gas Company (I)	5,213	61,461
Delek US Holdings, Inc.	13,608	207,386
DHT Holdings, Inc.	22,001	126,726
Dorian LPG, Ltd. (I)	6,174	58,036
Eclipse Resources Corp. (I)	13,819	19,899
Energy Fuels, Inc. (I)	8,878	19,620
Energy XXI, Ltd. (L)	27,696	17,252
EXCO Resources, Inc. (L)	41,161	40,712
Frontline, Ltd. (L)	10,559	88,379
GasLog, Ltd. (L)	10,258	99,913
Gastar Exploration, Inc. (I)	24,064	26,470
Green Plains, Inc.	8,959	142,986
Halcon Resources Corp. (I)(L)	18,632	17,907
Jones Energy, Inc., Class A (I)	8,074	26,886
Magnum Hunter Resources Corp. (I)(L)	63,921	281
Matador Resources Company (I)(L)	17,736	336,275
Navios Maritime Acquisition Corp. (L)	20,613	32,775
Nordic American Tankers, Ltd. (L)	20,826	293,438
Northern Oil and Gas, Inc. (I)(L)	16,192	64,606
Oasis Petroleum, Inc. (I)(L)	33,333	242,664
Pacific Ethanol, Inc. (I)	8,175	38,259
Panhandle Oil and Gas, Inc., Class A	4,656	80,595
Par Pacific Holdings, Inc. (I)	3,796	71,213
Parsley Energy, Inc., Class A (I)	21,130	477,538
PDC Energy, Inc. (I)	9,543	567,331
Peabody Energy Corp. (L)	4,603	10,679
Renewable Energy Group, Inc. (I)	10,635	100,394
REX American Resources Corp. (I)	1,382	76,660
Ring Energy, Inc. (I)	6,600	33,330
RSP Permian, Inc. (I)	15,031	436,500
Sanchez Energy Corp. (I)	13,997	76,844
SandRidge Energy, Inc. (I)	117,596	6,597
Scorpio Tankers, Inc.	42,150	245,735
SemGroup Corp., Class A	10,471	234,550
Ship Finance International, Ltd. (L)	13,461	186,973
Stone Energy Corp. (I)(L)	15,188	11,999
Synergy Resources Corp. (I)	25,292	196,519
Teekay Tankers, Ltd., Class A	22,338	81,980
Ultra Petroleum Corp. (I)(L)	37,730	18,790
W&T Offshore, Inc. (L)	11,088	24,283
Western Refining, Inc.	16,786	488,305
Westmoreland Coal Company (I)(L)	4,959	35,754
		6,346,813
		9,649,100
Financials - 24.6%
Banks - 8.6%
1st Source Corp.	3,939	125,418
American National Bankshares, Inc.	2,237	56,663
Ameris Bancorp	7,631	225,725
Ames National Corp.	2,072	51,303
Arrow Financial Corp.	2,796	74,290
Banc of California, Inc.	8,935	156,363
BancFirst Corp.	1,709	97,464
Banco Latinoamericano de
Comercio Exterior SA	7,031	170,291
BancorpSouth, Inc.	22,471	478,857
Bank of Marin Bancorp	1,485	73,092
Bank of the Ozarks, Inc.	18,346	769,982
Banner Corp.	5,048	212,218
Bar Harbor Bankshares	2,012	66,839
BBCN Bancorp, Inc.	18,915	287,319
Berkshire Hills Bancorp, Inc.	6,947	186,805
Blue Hills Bancorp, Inc.	7,743	105,847
BNC Bancorp (L)	7,020	148,262
Boston Private Financial Holdings, Inc.	19,799	226,699
Bridge Bancorp, Inc.	3,796	115,664
Brookline Bancorp, Inc.	16,768	184,616
Bryn Mawr Bank Corp.	4,536	116,711
Camden National Corp.	1,972	82,824
Capital Bank Financial Corp., Class A	4,975	153,479
Cardinal Financial Corp.	7,929	161,355
Cathay General Bancorp	18,732	530,678
CenterState Banks, Inc.	11,116	165,517
Central Pacific Financial Corp.	5,417	117,928
Chemical Financial Corp.	7,786	277,882
Citizens & Northern Corp.	3,122	62,065
City Holding Company	3,698	176,690
CNB Financial Corp.	3,646	64,133
CoBiz Financial, Inc.	8,980	106,144
Columbia Banking System, Inc.	13,650	408,408
Community Bank Systems, Inc.	9,915	378,852
Community Trust Bancorp, Inc.	3,906	137,960
ConnectOne Bancorp, Inc.	7,673	125,454
CU Bancorp (I)	2,518	53,306
Customers Bancorp, Inc. (I)	6,433	152,012
CVB Financial Corp.	25,162	439,077
Eagle Bancorp, Inc. (I)	7,114	341,472
Enterprise Financial Services Corp.	4,920	133,037
Farmers Capital Bank Corp.	2,150	56,803
FCB Financial Holdings, Inc., Class A (I)	6,702	222,909
Fidelity Southern Corp.	4,427	71,009
Financial Institutions, Inc.	3,823	111,135
First BanCorp (I)	27,800	81,176
First Bancorp North Carolina	4,944	93,194
First Bancorp, Inc.	2,408	46,980
First Busey Corp.	6,094	124,805
First Business Financial Services, Inc.	2,780	63,745
First Citizens BancShares, Inc., Class A	1,772	444,896
First Commonwealth Financial Corp.	21,180	187,655
First Community Bancshares, Inc.	4,114	81,622
First Connecticut Bancorp, Inc.	4,673	74,581
First Financial Bancorp	14,399	261,774
First Financial Bankshares, Inc. (L)	15,271	451,716
First Financial Corp.	2,953	101,022
First Interstate BancSystem, Inc., Class A	4,656	130,973
First Merchants Corp.	8,877	209,231
First Midwest Bancorp, Inc.	18,517	333,676
First NBC Bank Holding Company (I)	3,664	75,442
FirstMerit Corp.	38,678	814,172
Flushing Financial Corp.	6,990	151,124
FNB Corp.	47,956	623,908
Fulton Financial Corp.	41,206	551,336
German American Bancorp, Inc.	3,276	105,487
Glacier Bancorp, Inc.	17,894	454,865
Great Southern Bancorp, Inc.	2,561	95,090
Great Western Bancorp, Inc.	9,635	262,746
Guaranty Bancorp	4,423	68,380
Hancock Holding Company	18,193	417,711
Hanmi Financial Corp.	7,766	171,007
Heartland Financial USA, Inc.	4,300	132,397
Heritage Commerce Corp.	6,561	65,676
Heritage Financial Corp.	7,655	134,498

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Heritage Oaks Bancorp	5,667	$44,146
Hilltop Holdings, Inc. (I)	18,035	340,501
Home BancShares, Inc.	13,517	553,521
HomeTrust Bancshares, Inc. (I)	5,140	94,216
Horizon Bancorp	3,261	80,612
IBERIABANK Corp.	8,955	459,123
Independent Bank Corp. (MA)	6,155	282,884
Independent Bank Corp. (MI)	6,135	89,264
Independent Bank Group, Inc.	2,568	70,363
International Bancshares Corp.	12,775	315,032
Investors Bancorp, Inc.	80,703	939,383
Lakeland Bancorp, Inc.	9,511	96,537
Lakeland Financial Corp.	4,016	183,852
LegacyTexas Financial Group, Inc.	11,343	222,890
MainSource Financial Group, Inc.	5,503	116,058
MB Financial, Inc.	17,668	573,327
Mercantile Bank Corp.	4,395	98,536
MidWestOne Financial Group, Inc.	1,753	48,120
National Bank Holdings Corp., Class A	7,211	147,032
National Bankshares, Inc. (L)	1,684	57,795
National Penn Bancshares, Inc. (L)	32,871	349,747
NBT Bancorp, Inc.	10,303	277,666
OFG Bancorp	10,693	74,744
Old National Bancorp	27,534	335,639
Old Second Bancorp, Inc. (I)	8,426	60,414
Opus Bank	2,536	86,224
Pacific Continental Corp.	5,864	94,586
Pacific Premier Bancorp, Inc. (I)	5,335	114,009
Park National Corp.	2,709	243,810
Park Sterling Corp.	11,240	74,971
Peapack Gladstone Financial Corp.	4,217	71,267
Penns Woods Bancorp, Inc.	1,425	54,920
Peoples Bancorp, Inc.	4,849	94,749
Peoples Financial Services Corp. (L)	1,892	70,382
Pinnacle Financial Partners, Inc.	8,484	416,225
Preferred Bank	3,113	94,168
PrivateBancorp, Inc.	18,457	712,440
Prosperity Bancshares, Inc.	16,345	758,245
QCR Holdings, Inc.	3,466	82,664
Renasant Corp.	9,522	313,369
Republic Bancorp, Inc., Class A	2,469	63,774
S&T Bancorp, Inc.	8,201	211,258
Sandy Spring Bancorp, Inc.	6,101	169,791
Seacoast Banking Corp. of Florida (I)	6,147	97,061
ServisFirst Bancshares, Inc.	5,279	234,388
Sierra Bancorp	3,768	68,389
Simmons First National Corp., Class A	7,073	318,780
South State Corp.	5,731	368,102
Southside Bancshares, Inc.	6,361	165,831
Southwest Bancorp, Inc.	5,024	75,611
State Bank Financial Corp.	8,686	171,635
Sterling Bancorp	28,380	452,093
Stonegate Bank	3,213	96,261
Suffolk Bancorp	2,910	73,448
SY Bancorp, Inc.	3,847	148,225
Talmer Bancorp, Inc., Class A	11,996	217,008
Texas Capital Bancshares, Inc. (I)	10,845	416,231
The Bancorp, Inc. (I)	9,775	55,913
The First of Long Island Corp.	3,030	86,355
Tompkins Financial Corp.	3,466	221,824
Towne Bank (L)	10,786	206,983
TriCo Bancshares	5,666	143,463
TriState Capital Holdings, Inc. (I)	5,761	72,589
Triumph Bancorp, Inc. (I)	4,024	63,700
Trustmark Corp.	15,733	362,331
UMB Financial Corp.	9,249	477,526
Umpqua Holdings Corp.	51,634	818,915
Union Bankshares Corp.	10,721	264,058
United Bankshares, Inc. (L)	16,317	598,834
United Community Banks, Inc.	12,914	238,522
Univest Corp. of Pennsylvania	4,082	79,640
Valley National Bancorp	53,972	514,893
Washington Trust Bancorp, Inc.	3,754	140,099
Webster Financial Corp.	21,017	754,510
WesBanco, Inc.	8,971	266,528
West Bancorp, Inc.	3,996	72,847
WestAmerica Bancorp. (L)	6,014	292,942
Western Alliance Bancorp (I)	20,144	672,407
Wilshire Bancorp, Inc.	16,987	174,966
Wintrust Financial Corp.	11,042	489,602
Yadkin Financial Corp.	10,346	244,890
		35,127,096
Capital markets - 1.2%
Arlington Asset Investment Corp., Class A (L)	5,572	69,817
Associated Capital Group, Inc., Class A (I)	1,680	47,074
BGC Partners, Inc., Class A	43,403	392,797
Calamos Asset Management, Inc., Class A	5,518	46,848
Cohen & Steers, Inc.	4,913	191,214
Cowen Group, Inc., Class A (I)(L)	26,544	101,133
Diamond Hill Investment Group, Inc.	736	130,537
Evercore Partners, Inc., Class A	8,175	423,056
Financial Engines, Inc. (L)	12,328	387,469
GAMCO Investors, Inc., Class A	1,680	62,261
Greenhill & Company, Inc.	6,958	154,468
HFF, Inc., Class A	9,025	248,458
Houlihan Lokey, Inc.	1,923	47,883
INTL. FCStone, Inc. (I)	3,607	96,415
Investment Technology Group, Inc.	8,148	180,071
Janus Capital Group, Inc.	34,345	502,467
KCG Holdings, Inc., Class A (I)	7,987	95,445
Ladenburg Thalmann
Financial Services, Inc. (I)	25,864	64,660
Moelis & Company, Class A	4,422	124,833
OM Asset Management PLC	5,818	77,670
Oppenheimer Holdings, Inc., Class A	2,781	43,884
Piper Jaffray Companies (I)	3,602	178,515
Safeguard Scientifics, Inc. (I)	5,543	73,445
Stifel Financial Corp. (I)	15,948	472,061
Virtu Financial, Inc., Class A	4,613	101,993
Virtus Investment Partners, Inc.	1,650	128,882
Westwood Holdings Group, Inc.	2,024	118,708
WisdomTree Investments, Inc. (L)	27,022	308,861
		4,870,925
Consumer finance - 0.4%
Cash America International, Inc.	6,073	234,661
Encore Capital Group, Inc. (I)(L)	6,262	161,184
Enova International, Inc. (I)	6,593	41,602
EZCORP, Inc., Class A (I)	13,503	40,104
First Cash Financial Services, Inc.	6,792	312,840
Green Dot Corp., Class A (I)	10,958	251,705
Nelnet, Inc., Class A	5,497	216,417
PRA Group, Inc. (I)	11,440	336,222
Regional Management Corp. (I)	2,943	50,355
World Acceptance Corp. (I)(L)	1,679	63,668
		1,708,758

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified financial services - 0.4%
FNFV Group (I)	19,523	$211,825
GAIN Capital Holdings, Inc.	7,737	50,755
MarketAxess Holdings, Inc.	8,789	1,097,131
NewStar Financial, Inc. (I)	6,110	53,463
PICO Holdings, Inc. (I)	6,452	66,004
		1,479,178
Insurance - 2.3%
Ambac Financial Group, Inc. (I)	10,325	163,135
American Equity Investment Life
Holding Company	19,178	322,190
AMERISAFE, Inc.	4,483	235,537
Argo Group International Holdings, Ltd.	6,455	370,452
Atlas Financial Holdings, Inc. (I)	2,800	50,792
Baldwin & Lyons, Inc., Class B	2,350	57,834
Citizens, Inc. (I)(L)	13,037	94,388
CNO Financial Group, Inc.	43,714	783,355
Crawford & Company, Class B	6,810	44,129
Donegal Group, Inc., Class A	2,826	40,638
eHealth, Inc. (I)	4,668	43,833
EMC Insurance Group, Inc.	2,036	52,223
Employers Holdings, Inc.	7,518	211,557
Enstar Group, Ltd. (I)	2,089	339,630
FBL Financial Group, Inc., Class A	2,301	141,558
Federated National Holding Company	3,485	68,515
Fidelity & Guaranty Life	2,783	73,026
First American Financial Corp.	25,375	967,041
Global Indemnity PLC (I)	2,166	67,428
Greenlight Capital Re, Ltd., Class A (I)	6,970	151,876
HCI Group, Inc. (L)	2,161	71,961
Heritage Insurance Holdings, Inc.	5,859	93,568
Horace Mann Educators Corp.	9,735	308,502
Infinity Property & Casualty Corp.	2,718	218,799
James River Group Holdings, Ltd.	2,620	84,521
Kemper Corp.	10,224	302,324
Maiden Holdings, Ltd.	11,713	151,566
MBIA, Inc. (I)	31,929	282,572
National General Holdings Corp.	9,550	206,185
National Interstate Corp.	1,933	57,835
National Western Life Group, Inc., Class A	534	123,156
OneBeacon Insurance Group, Ltd., Class A	5,825	74,152
Primerica, Inc.	11,392	507,286
RLI Corp.	10,141	678,027
Safety Insurance Group, Inc.	3,576	204,047
Selective Insurance Group, Inc.	13,411	490,977
State Auto Financial Corp.	3,697	81,556
State National Companies, Inc.	8,261	104,089
Stewart Information Services Corp.	5,411	196,311
The Navigators Group, Inc. (I)	2,439	204,559
Third Point Reinsurance, Ltd. (I)	19,922	226,513
United Fire Group, Inc.	4,776	209,284
United Insurance Holdings Corp.	4,254	81,719
Universal Insurance Holdings, Inc. (L)	7,539	134,194
		9,372,840
Real estate investment trusts - 9.4%
Acadia Realty Trust	16,208	569,387
AG Mortgage Investment Trust, Inc.	6,431	84,053
Agree Realty Corp.	4,589	176,539
Alexander’s, Inc.	492	187,231
Altisource Residential Corp., Class B	13,491	161,892
American Assets Trust, Inc.	8,850	353,292
American Capital Mortgage Investment Corp.	11,349	166,603
American Homes 4 Rent, Class A	9,169	145,787
Anworth Mortgage Asset Corp.	24,264	113,070
Apollo Commercial Real Estate Finance, Inc.	12,862	209,651
Apollo Residential Mortgage, Inc.	7,819	104,931
Ares Commercial Real Estate Corp.	7,423	81,282
Armada Hoffler Properties, Inc.	7,741	87,086
ARMOUR Residential REIT, Inc. (L)	9,165	197,322
Ashford Hospitality Prime, Inc.	7,345	85,716
Ashford Hospitality Trust, Inc.	20,421	130,286
Bluerock Residential Growth REIT, Inc.	5,785	62,941
Capstead Mortgage Corp.	20,728	205,000
CareTrust REIT, Inc.	12,410	157,607
CatchMark Timber Trust, Inc., Class A	10,678	115,643
Cedar Realty Trust, Inc.	20,846	150,717
Chatham Lodging Trust	9,227	197,735
Chesapeake Lodging Trust	14,184	375,309
Colony Capital, Inc., Class A	26,082	437,395
Colony Starwood Homes	9,042	223,790
CorEnergy Infrastructure Trust, Inc. (L)	3,168	63,708
CoreSite Realty Corp.	5,689	398,287
Cousins Properties, Inc.	51,220	531,664
CubeSmart	38,975	1,297,868
CyrusOne, Inc.	15,564	710,497
CYS Investments, Inc.	34,669	282,206
DCT Industrial Trust, Inc.	20,665	815,648
DiamondRock Hospitality Company	47,116	476,814
DuPont Fabros Technology, Inc.	14,774	598,790
Dynex Capital, Inc.	13,179	87,640
Easterly Government Properties, Inc.	4,012	74,302
EastGroup Properties, Inc.	7,627	460,442
Education Realty Trust, Inc.	11,784	490,214
EPR Properties	13,136	875,120
Equity One, Inc.	16,866	483,380
FelCor Lodging Trust, Inc.	34,662	281,455
First Industrial Realty Trust, Inc.	26,020	591,695
First Potomac Realty Trust	14,668	132,892
Franklin Street Properties Corp.	21,281	225,791
Getty Realty Corp.	6,395	126,813
Gladstone Commercial Corp.	6,491	106,323
Government Properties Income Trust	16,767	299,291
Gramercy Property Trust	98,303	830,660
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	8,224	158,065
Hatteras Financial Corp.	22,038	315,143
Healthcare Realty Trust, Inc.	23,497	725,822
Hersha Hospitality Trust	10,890	232,393
Highwoods Properties, Inc.	21,807	1,042,593
Hudson Pacific Properties, Inc.	17,576	508,298
Independence Realty Trust, Inc. (L)	8,685	61,837
InfraREIT, Inc.	5,079	86,597
Invesco Mortgage Capital, Inc.	28,800	350,784
Investors Real Estate Trust	29,691	215,557
iStar, Inc. (I)	20,584	198,841
Kite Realty Group Trust	19,770	547,827
Ladder Capital Corp., Class A	10,610	132,095
LaSalle Hotel Properties	26,464	669,804
Lexington Realty Trust	48,733	419,104
LTC Properties, Inc.	8,336	377,121
Mack-Cali Realty Corp.	20,800	488,800
Medical Properties Trust, Inc.	55,107	715,289
Monmouth Real Estate
Investment Corp., Class A	15,409	183,213
Monogram Residential Trust, Inc.	39,485	389,322
National Health Investors, Inc.	8,832	587,505

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
National Storage Affiliates Trust	5,880	$124,656
New Residential Investment Corp.	53,827	626,008
New Senior Investment Group, Inc.	21,377	220,183
New York Mortgage Trust, Inc.	25,984	123,164
New York REIT, Inc.	38,791	391,789
NexPoint Residential Trust, Inc.	5,504	72,047
One Liberty Properties, Inc.	3,547	79,488
Orchid Island Capital, Inc. (L)	5,534	57,388
Parkway Properties, Inc.	20,289	317,726
Pebblebrook Hotel Trust	16,945	492,591
Pennsylvania Real Estate Investment Trust	16,539	361,377
PennyMac Mortgage Investment Trust, Class A	17,308	236,081
Physicians Realty Trust	17,455	324,314
Potlatch Corp.	9,790	308,385
Preferred Apartment
Communities, Inc., Class A	6,112	77,500
PS Business Parks, Inc.	4,550	457,321
QTS Realty Trust, Inc., Class A	6,608	313,087
RAIT Financial Trust	24,446	76,760
Ramco-Gershenson Properties Trust	19,140	345,094
Redwood Trust, Inc.	19,780	258,722
Resource Capital Corp. (L)	7,699	86,614
Retail Opportunity Investments Corp.	23,716	477,166
Rexford Industrial Realty, Inc.	13,264	240,874
RLJ Lodging Trust	31,016	709,646
Rouse Properties, Inc.	8,907	163,711
Ryman Hospitality Properties	10,197	524,942
Sabra Health Care REIT, Inc.	15,598	313,364
Saul Centers, Inc.	2,346	124,385
Select Income REIT	14,618	336,945
Silver Bay Realty Trust Corp.	9,341	138,714
Sovran Self Storage, Inc.	8,253	973,441
STAG Industrial, Inc.	15,711	319,876
STORE Capital Corp.	8,829	228,495
Summit Hotel Properties, Inc.	20,472	245,050
Sun Communities, Inc.	11,299	809,121
Sunstone Hotel Investors, Inc.	50,457	706,398
Terreno Realty Corp.	10,377	243,341
The GEO Group, Inc.	17,534	607,904
UMH Properties, Inc.	7,946	78,824
United Development Funding IV (L)	7,638	24,442
Universal Health Realty Income Trust	3,081	173,306
Urban Edge Properties	20,961	541,632
Urstadt Biddle Properties, Inc., Class A	7,184	150,505
Washington Real Estate Investment Trust	16,050	468,821
Western Asset Mortgage Capital Corp.	9,288	93,344
Whitestone REIT	7,777	97,757
Xenia Hotels & Resorts, Inc.	26,309	410,947
		37,981,021
Real estate management and development - 0.4%
Alexander & Baldwin, Inc.	11,585	424,938
Altisource Portfolio Solutions SA (I)(L)	3,248	78,439
AV Homes, Inc. (I)	3,741	42,498
Consolidated-Tomoka Land Company	1,154	53,246
Forestar Group, Inc. (I)	8,761	114,243
FRP Holdings, Inc. (I)	1,668	59,381
Kennedy-Wilson Holdings, Inc.	22,174	485,611
Marcus & Millichap, Inc. (I)	3,376	85,717
RE/MAX Holdings, Inc., Class A	2,893	99,230
Tejon Ranch Company (I)	3,737	76,870
The St. Joe Company (I)(L)	13,110	224,837
		1,745,010
Thrifts and mortgage finance - 1.9%
Anchor BanCorp Wisconsin, Inc. (I)	1,766	79,576
Astoria Financial Corp.	20,859	330,407
Bank Mutual Corp.	12,482	94,489
BankFinancial Corp.	5,362	63,379
Beneficial Bancorp, Inc. (I)	19,870	272,020
BofI Holding, Inc. (I)(L)	14,443	308,214
BSB Bancorp, Inc. (I)	2,821	63,388
Capitol Federal Financial, Inc.	32,105	425,712
Charter Financial Corp.	4,873	65,786
Clifton Bancorp, Inc.	6,830	103,270
Dime Community Bancshares, Inc.	7,398	130,353
Essent Group, Ltd. (I)	13,089	272,251
EverBank Financial Corp.	22,475	339,148
Federal Agricultural Mortgage Corp., Class C	2,623	98,966
First Defiance Financial Corp.	2,342	89,956
Flagstar Bancorp, Inc. (I)	5,070	108,802
Fox Chase Bancorp, Inc.	3,791	73,242
HomeStreet, Inc.	5,358	111,500
Impac Secured Assets CMN Owner Trust (I)	2,211	30,667
Kearny Financial Corp.	22,071	272,577
LendingTree, Inc. (I)(L)	1,466	143,345
Meridian Bancorp, Inc.	13,300	185,136
Meta Financial Group, Inc.	1,846	84,178
MGIC Investment Corp. (I)	80,045	613,945
Nationstar Mortgage Holdings, Inc. (I)(L)	9,395	93,011
NMI Holdings, Inc., Class A (I)	13,389	67,614
Northfield Bancorp, Inc.	11,556	189,981
Northwest Bancshares, Inc.	22,981	310,473
OceanFirst Financial Corp.	3,503	61,933
Ocwen Financial Corp. (I)(L)	26,144	64,576
Oritani Financial Corp.	10,739	182,241
PennyMac Financial Services, Inc., Class A (I)	3,635	42,748
PHH Corp. (I)	11,840	148,474
Provident Financial Services, Inc.	14,886	300,548
Radian Group, Inc.	44,974	557,678
Territorial Bancorp, Inc.	2,412	62,857
TrustCo Bank Corp.	23,976	145,295
United Community Financial Corp.	12,769	74,954
United Financial Bancorp, Inc.	12,398	156,091
Walker & Dunlop, Inc. (I)	6,315	153,265
Walter Investment Management Corp. (I)(L)	8,972	68,546
Washington Federal, Inc.	21,683	491,120
Waterstone Financial, Inc.	6,654	91,027
WSFS Financial Corp.	7,070	229,916
		7,852,655
		100,137,483
Health care - 12.9%
Biotechnology - 4.2%
ACADIA Pharmaceuticals, Inc. (I)	18,856	527,214
Acceleron Pharma, Inc. (I)	5,167	136,357
Achillion Pharmaceuticals, Inc. (I)	27,932	215,635
Acorda Therapeutics, Inc. (I)	10,125	267,806
Adamas Pharmaceuticals, Inc. (I)	2,573	37,206
Aduro Biotech, Inc. (I)(L)	2,060	26,389
Advaxis, Inc. (I)(L)	7,601	68,637
Aegerion Pharmaceuticals, Inc. (I)	6,358	23,525
Affimed NV (I)(L)	4,026	15,057
Agenus, Inc. (I)	19,172	79,756
Aimmune Therapeutics, Inc. (I)	2,452	33,249
Akebia Therapeutics, Inc. (I)(L)	6,324	56,979
Alder Biopharmaceuticals, Inc. (I)	5,612	137,438
AMAG Pharmaceuticals, Inc. (I)(L)	8,166	191,084

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Amicus Therapeutics, Inc. (I)(L)	27,585	$233,093
Anacor Pharmaceuticals, Inc. (I)	9,652	515,899
Anthera Pharmaceuticals, Inc. (I)(L)	10,035	36,327
Applied Genetic Technologies Corp. (I)	1,884	26,338
Ardelyx, Inc. (I)	4,167	32,378
Arena Pharmaceuticals, Inc. (I)	58,029	114,317
ARIAD Pharmaceuticals, Inc. (I)	40,016	255,702
Array BioPharma, Inc. (I)	33,969	100,209
Arrowhead Research Corp. (I)(L)	14,672	70,719
Atara Biotherapeutics, Inc. (I)	4,033	76,748
Avalanche Biotechnologies, Inc. (I)	5,156	26,657
Axovant Sciences, Ltd. (I)(L)	2,955	33,923
Bellicum Pharmaceuticals, Inc. (I)(L)	2,149	20,093
BioCryst Pharmaceuticals, Inc. (I)(L)	17,403	49,250
BioSpecifics Technologies Corp. (I)	1,210	42,132
BioTime, Inc. (I)(L)	13,589	39,000
Blueprint Medicines Corp. (I)	2,424	43,753
Calithera Biosciences, Inc. (I)	2,396	13,609
Cara Therapeutics, Inc. (I)	5,001	31,106
Catalyst Pharmaceuticals, Inc. (I)(L)	19,323	22,608
Celldex Therapeutics, Inc. (I)(L)	23,335	88,206
Cellular Biomedicine Group, Inc. (I)(L)	2,494	46,513
Cepheid, Inc. (I)	17,034	568,254
ChemoCentryx, Inc. (I)	7,407	18,443
Chiasma, Inc. (I)	1,487	13,621
Chimerix, Inc. (I)	11,231	57,390
Clovis Oncology, Inc. (I)	6,632	127,334
Coherus Biosciences, Inc. (I)(L)	5,662	120,204
Concert Pharmaceuticals, Inc. (I)	3,797	51,867
CTI BioPharma Corp. (I)	47,320	25,146
Curis, Inc. (I)	27,914	44,942
Cytokinetics, Inc. (I)	8,469	59,706
CytomX Therapeutics, Inc. (I)	1,635	21,092
CytRx Corp. (I)(L)	18,117	48,554
Dicerna Pharmaceuticals, Inc. (I)	3,893	20,866
Dynavax Technologies Corp. (I)	8,783	168,985
Eagle Pharmaceuticals, Inc. (I)(L)	2,037	82,499
Edge Therapeutics, Inc. (I)	1,758	16,086
Emergent BioSolutions, Inc. (I)	7,170	260,630
Enanta Pharmaceuticals, Inc. (I)(L)	3,832	112,546
Epizyme, Inc. (I)(L)	7,252	87,894
Esperion Therapeutics, Inc. (I)(L)	3,249	54,941
Exact Sciences Corp. (I)(L)	23,098	155,681
Exelixis, Inc. (I)(L)	53,632	214,528
Fibrocell Science, Inc. (I)(L)	7,174	17,935
FibroGen, Inc. (I)	11,374	242,152
Five Prime Therapeutics, Inc. (I)	5,423	220,336
Flexion Therapeutics, Inc. (I)	3,520	32,384
Foundation Medicine, Inc. (I)(L)	3,008	54,685
Galena Biopharma, Inc. (I)(L)	41,193	56,022
Genocea Biosciences, Inc. (I)	5,696	44,087
Genomic Health, Inc. (I)	4,236	104,926
Geron Corp. (I)(L)	37,714	110,125
Global Blood Therapeutics, Inc. (I)	1,425	22,601
Halozyme Therapeutics, Inc. (I)(L)	25,148	238,152
Heron Therapeutics, Inc. (I)(L)	6,996	132,854
Idera Pharmaceuticals, Inc. (I)(L)	21,344	42,261
Ignyta, Inc. (I)	5,388	36,477
Immune Design Corp. (I)	2,863	37,219
ImmunoGen, Inc. (I)	20,578	175,325
Immunomedics, Inc. (I)(L)	24,207	60,518
Infinity Pharmaceuticals, Inc. (I)	12,396	65,327
Inovio Pharmaceuticals, Inc. (I)(L)	17,543	152,800
Insmed, Inc. (I)	14,757	186,971
Insys Therapeutics, Inc. (I)(L)	5,583	89,272
Ironwood Pharmaceuticals, Inc. (I)	30,031	328,539
Karyopharm Therapeutics, Inc. (I)	5,617	50,104
Keryx Biopharmaceuticals, Inc. (I)(L)	25,174	117,563
Kite Pharma, Inc. (I)(L)	6,812	312,739
La Jolla Pharmaceutical Company (I)(L)	3,134	65,532
Lexicon Pharmaceuticals, Inc. (I)(L)	9,959	119,010
Ligand Pharmaceuticals, Inc. (I)(L)	4,136	442,924
Lion Biotechnologies, Inc. (I)(L)	11,565	58,750
Loxo Oncology, Inc. (I)(L)	2,062	56,375
MacroGenics, Inc. (I)	7,496	140,550
MannKind Corp. (I)(L)	61,207	98,543
Medgenics, Inc. (I)	4,750	20,900
Merrimack Pharmaceuticals, Inc. (I)(L)	27,123	227,020
MiMedx Group, Inc. (I)(L)	25,826	225,719
Mirati Therapeutics, Inc. (I)	2,525	54,035
Momenta Pharmaceuticals, Inc. (I)	14,533	134,285
Myriad Genetics, Inc. (I)(L)	16,335	611,419
Navidea Biopharmaceuticals, Inc. (I)(L)	39,270	37,091
Neurocrine Biosciences, Inc. (I)	20,107	795,232
NewLink Genetics Corp. (I)(L)	4,989	90,800
Northwest Biotherapeutics, Inc. (I)(L)	12,241	17,872
Novavax, Inc. (I)(L)	63,421	327,252
Oncocyte Corp. (I)(L)	679	3,130
OncoMed Pharmaceuticals, Inc. (I)	4,160	42,058
Oncothyreon, Inc. (I)(L)	25,621	32,539
Ophthotech Corp. (I)	5,615	237,346
Orexigen Therapeutics, Inc. (I)(L)	26,347	14,825
Organovo Holdings, Inc. (I)(L)	23,749	51,535
Osiris Therapeutics, Inc. (I)(L)	4,876	27,842
Otonomy, Inc. (I)	3,647	54,413
OvaScience, Inc. (I)(L)	5,877	55,773
PDL BioPharma, Inc. (L)	38,543	128,348
Peregrine Pharmaceuticals, Inc. (I)(L)	51,334	21,586
Pfenex, Inc. (I)	4,075	40,057
Portola Pharmaceuticals, Inc. (I)	11,395	232,458
Progenics Pharmaceuticals, Inc. (I)	16,656	72,620
Prothena Corp. PLC (I)(L)	7,396	304,419
PTC Therapeutics, Inc. (I)(L)	8,082	52,048
Radius Health, Inc. (I)(L)	7,803	245,326
Raptor Pharmaceutical Corp. (I)	19,870	91,402
REGENXBIO, Inc. (I)	1,584	17,107
Regulus Therapeutics, Inc. (I)(L)	7,081	49,071
Repligen Corp. (I)	7,789	208,901
Retrophin, Inc. (I)	8,353	114,102
Rigel Pharmaceuticals, Inc. (I)	23,598	49,084
Sage Therapeutics, Inc. (I)	3,293	105,574
Sangamo BioSciences, Inc. (I)	16,823	101,779
Sarepta Therapeutics, Inc. (I)(L)	10,435	203,691
Seres Therapeutics, Inc. (I)(L)	1,824	48,445
Sorrento Therapeutics, Inc. (I)(L)	7,250	39,005
Spark Therapeutics, Inc. (I)(L)	1,934	57,072
Spectrum Pharmaceuticals, Inc. (I)	16,492	104,889
Stemline Therapeutics, Inc. (I)	4,441	20,695
Synergy Pharmaceuticals, Inc. (I)(L)	24,772	68,371
T2 Biosystems, Inc. (I)	2,317	22,846
TESARO, Inc. (I)(L)	5,575	245,467
TG Therapeutics, Inc. (I)(L)	8,685	73,996
Trevena, Inc. (I)	7,092	58,651
Trius Therapeutics, Inc. (I)(L)	10,401	1,144
Trovagene, Inc. (I)(L)	7,658	35,610
Ultragenyx Pharmaceutical, Inc. (I)	9,081	574,918

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vanda Pharmaceuticals, Inc. (I)	10,063	$84,127
Versartis, Inc. (I)(L)	7,131	47,188
Vitae Pharmaceuticals, Inc. (I)(L)	3,212	21,296
Vital Therapies, Inc. (I)	4,883	44,289
Voyager Therapeutics, Inc. (I)	1,144	9,987
Xencor, Inc. (I)	6,871	92,209
XOMA Corp. (I)(L)	20,435	15,796
Zafgen, Inc. (I)(L)	4,095	27,355
ZIOPHARM Oncology, Inc. (I)(L)	27,247	202,173
		16,973,367
Health care equipment and supplies - 3.6%
Abaxis, Inc.	5,393	244,788
ABIOMED, Inc. (I)	9,843	933,215
Accuray, Inc. (I)(L)	19,281	111,444
Analogic Corp.	2,952	233,238
AngioDynamics, Inc. (I)	6,399	78,644
Anika Therapeutics, Inc. (I)	3,519	157,370
Antares Pharma, Inc. (I)(L)	41,934	36,487
AtriCure, Inc. (I)	6,990	117,642
Atrion Corp.	350	138,376
Cantel Medical Corp.	8,140	580,870
Cardiovascular Systems, Inc. (I)	7,873	81,643
Cerus Corp. (I)(L)	23,776	140,992
ConforMIS, Inc. (I)	1,960	21,070
CONMED Corp.	6,613	277,349
CryoLife, Inc.	7,029	75,562
Cutera, Inc. (I)	4,058	45,653
Cynosure, Inc., Class A (I)	5,302	233,924
Endologix, Inc. (I)	16,370	136,853
Exactech, Inc. (I)	2,952	59,808
GenMark Diagnostics, Inc. (I)	10,867	57,269
Globus Medical, Inc., Class A (I)	16,249	385,914
Greatbatch, Inc. (I)	6,045	215,444
Haemonetics Corp. (I)	12,305	430,429
Halyard Health, Inc. (I)	11,034	317,007
HeartWare International, Inc. (I)	4,154	130,519
ICU Medical, Inc. (I)	3,352	348,943
Inogen, Inc. (I)	3,790	170,474
Insulet Corp. (I)	13,525	448,489
Integra LifeSciences Holdings Corp. (I)	6,730	453,333
Invacare Corp. (L)	7,828	103,095
InVivo Therapeutics Holdings Corp. (I)(L)	7,100	49,558
K2M Group Holdings, Inc. (I)	4,327	64,169
LDR Holding Corp. (I)	6,255	159,440
LivaNova PLC (I)	9,774	527,601
Masimo Corp. (I)	10,424	436,140
Meridian Bioscience, Inc.	10,017	206,450
Merit Medical Systems, Inc. (I)	10,591	195,828
Natus Medical, Inc. (I)	7,870	302,444
Neogen Corp. (I)	8,769	441,519
Nevro Corp. (I)(L)	3,934	221,327
NuVasive, Inc. (I)	11,437	556,410
Nuvectra Corp. (I)	2,015	10,901
NxStage Medical, Inc. (I)	15,058	225,719
OraSure Technologies, Inc. (I)	14,258	103,085
Orthofix International NV (I)	4,547	188,791
Oxford Immunotec Global PLC (I)(L)	5,756	57,042
Penumbra, Inc. (I)(L)	867	39,882
Quidel Corp. (I)	7,085	122,287
Rockwell Medical, Inc. (I)(L)	12,104	90,901
RTI Surgical, Inc. (I)	14,621	58,484
SeaSpine Holdings Corp. (I)	2,447	35,824
Spectranetics Corp. (I)	10,299	149,541
STAAR Surgical Company (I)	10,270	75,895
STERIS PLC	19,157	1,361,105
SurModics, Inc. (I)	3,507	64,564
Tandem Diabetes Care, Inc. (I)	4,773	41,573
Unilife Corp. (I)(L)	33,639	22,875
Utah Medical Products, Inc.	1,116	69,795
Vascular Solutions, Inc. (I)	4,290	139,554
West Pharmaceutical Services, Inc.	16,961	1,175,626
Wright Medical Group NV (I)	21,215	352,169
Zeltiq Aesthetics, Inc. (I)(L)	7,747	210,409
		14,522,752
Health care providers and services - 2.6%
AAC Holdings, Inc. (I)(L)	2,109	41,737
Aceto Corp.	6,904	162,658
Addus HomeCare Corp. (I)	1,777	30,547
Adeptus Health, Inc., Class A (I)(L)	1,519	84,365
Air Methods Corp. (I)	9,299	336,810
Almost Family, Inc. (I)	1,826	68,000
Amedisys, Inc. (I)	6,711	324,410
AMN Healthcare Services, Inc. (I)	11,249	378,079
Amsurg Corp. (I)	12,403	925,264
BioScrip, Inc. (I)(L)	18,067	38,663
BioTelemetry, Inc. (I)	6,810	79,541
Capital Senior Living Corp. (I)	7,197	133,288
Chemed Corp.	4,013	543,561
Civitas Solutions, Inc. (I)	2,775	48,368
CorVel Corp. (I)	2,103	82,900
Cross Country Healthcare, Inc. (I)	7,816	90,900
Diplomat Pharmacy, Inc. (I)(L)	8,557	234,462
ExamWorks Group, Inc. (I)	9,880	292,053
Five Star Quality Care, Inc. (I)	12,622	28,904
Genesis Healthcare, Inc. (I)	9,472	21,975
Hanger, Inc. (I)	8,463	55,010
HealthEquity, Inc. (I)	8,672	213,938
HealthSouth Corp.	21,419	805,997
Healthways, Inc. (I)	7,546	76,139
Kindred Healthcare, Inc.	19,919	246,000
Landauer, Inc.	2,398	79,302
LHC Group, Inc. (I)	3,098	110,165
Magellan Health, Inc. (I)	5,877	399,225
Molina Healthcare, Inc. (I)	9,236	595,630
National HealthCare Corp.	2,318	144,411
Nobilis Health Corp. (I)(L)	8,443	26,342
Owens & Minor, Inc.	14,871	601,086
PharMerica Corp. (I)	7,179	158,728
RadNet, Inc. (I)	8,995	43,446
Select Medical Holdings Corp. (I)	24,781	292,664
Surgery Partners, Inc. (I)	3,164	41,955
Surgical Care Affiliates, Inc. (I)	5,115	236,722
Team Health Holdings, Inc. (I)	16,989	710,310
Teladoc, Inc. (I)	1,661	15,946
The Ensign Group, Inc.	12,026	272,269
The Providence Service Corp. (I)	3,284	167,714
Triple-S Management Corp., Class B (I)	5,714	142,050
Trupanion, Inc. (I)(L)	2,836	27,935
Universal American Corp.	12,124	86,565
US Physical Therapy, Inc.	2,975	147,947
WellCare Health Plans, Inc. (I)	10,354	960,334
		10,604,315
Health care technology - 0.4%
Castlight Health, Inc., B Shares (I)(L)	9,228	30,729
Computer Programs & Systems, Inc. (L)	2,713	141,402

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Evolent Health, Inc., Class A (I)	2,415	$25,502
HealthStream, Inc. (I)	6,157	136,008
HMS Holdings Corp. (I)	21,070	302,355
Imprivata, Inc. (I)	2,411	30,451
Medidata Solutions, Inc. (I)	13,076	506,172
Omnicell, Inc. (I)	8,522	237,508
Press Ganey Holdings, Inc. (I)	2,579	77,576
Quality Systems, Inc.	11,869	180,884
Vocera Communications, Inc. (I)	7,010	89,378
		1,757,965
Life sciences tools and services - 0.6%
Accelerate Diagnostics, Inc. (I)(L)	5,294	76,075
Affymetrix, Inc. (I)	18,556	259,970
Albany Molecular Research, Inc. (I)(L)	5,970	91,281
Cambrex Corp. (I)	7,368	324,192
Fluidigm Corp. (I)(L)	7,431	59,968
Harvard Bioscience, Inc. (I)	9,189	27,751
INC Research Holdings, Inc., Class A (I)	3,080	126,927
Luminex Corp. (I)	10,239	198,637
NanoString Technologies, Inc. (I)(L)	3,596	54,731
NeoGenomics, Inc. (I)	13,154	88,658
Pacific Biosciences of California, Inc. (I)(L)	14,469	122,987
PAREXEL International Corp. (I)	12,943	811,914
PRA Health Sciences, Inc. (I)	4,711	201,442
Sequenom, Inc. (I)(L)	31,277	44,101
		2,488,634
Pharmaceuticals - 1.5%
Aclaris Therapeutics, Inc. (I)	1,233	23,365
Aerie Pharmaceuticals, Inc. (I)	5,006	60,873
Amphastar Pharmaceuticals, Inc. (I)	7,660	91,920
ANI Pharmaceuticals, Inc. (I)	1,986	66,849
Aralez Pharmaceuticals, Inc. (I)	7,367	26,153
Aratana Therapeutics, Inc. (I)(L)	7,356	40,605
Assembly Biosciences, Inc. (I)	3,916	19,658
BioDelivery Sciences International, Inc. (I)(L)	12,070	38,986
Catalent, Inc. (I)	19,718	525,879
Cempra, Inc. (I)(L)	7,567	132,574
Chelsea Therapeutics International, Ltd. (I)	21,039	1,683
Collegium Pharmaceutical, Inc. (I)	1,390	25,229
Corcept Therapeutics, Inc. (I)(L)	15,379	71,974
Depomed, Inc. (I)(L)	14,205	197,876
Dermira, Inc. (I)	3,791	78,398
Durect Corp. (I)	28,981	39,124
Dyax Corp. (I)	34,339	92,372
Endocyte, Inc. (I)(L)	10,576	32,786
Foamix Pharmaceuticals, Ltd. (I)(L)	5,826	37,986
Heska Corp. (I)	1,502	42,807
Impax Laboratories, Inc. (I)	16,878	540,434
Innoviva, Inc. (L)	20,440	257,340
Intersect ENT, Inc. (I)	4,143	78,717
Intra-Cellular Therapies, Inc. (I)	6,087	169,219
Lannett Company, Inc. (I)(L)	6,259	112,224
Nektar Therapeutics (I)	31,195	428,931
Ocular Therapeutix, Inc. (I)(L)	3,863	37,317
Omeros Corp. (I)(L)	9,191	140,990
Pacira Pharmaceuticals, Inc. (I)(L)	8,614	456,370
Paratek Pharmaceuticals, Inc. (I)	3,188	48,362
Pernix Therapeutics Holdings, Inc. (I)(L)	11,104	11,659
Phibro Animal Health Corp., Class A	4,245	114,785
Prestige Brands Holdings, Inc. (I)	12,350	659,367
Relypsa, Inc. (I)(L)	7,768	105,256
Revance Therapeutics, Inc. (I)(L)	4,154	72,529
Sagent Pharmaceuticals, Inc. (I)	5,325	64,805
SciClone Pharmaceuticals, Inc. (I)	12,086	132,946
Sucampo Pharmaceuticals, Inc., Class A (I)	5,858	64,028
Supernus Pharmaceuticals, Inc. (I)	8,241	125,675
Teligent, Inc. (I)(L)	10,357	50,749
Tetraphase Pharmaceuticals, Inc. (I)	9,013	41,730
The Medicines Company (I)	15,642	496,946
TherapeuticsMD, Inc. (I)(L)	30,182	193,165
Theravance Biopharma, Inc. (I)	6,510	122,388
VIVUS, Inc. (I)(L)	30,227	42,318
XenoPort, Inc. (I)	14,621	65,941
Zogenix, Inc. (I)	6,179	57,094
		6,338,382
		52,685,415
Industrials - 12.3%
Aerospace and defense - 1.3%
AAR Corp.	8,368	194,723
Aerojet Rocketdyne Holdings, Inc. (I)	14,884	243,800
Aerovironment, Inc. (I)	4,733	134,039
American Science & Engineering, Inc. (L)	1,883	52,140
Astronics Corp. (I)	4,776	182,204
Cubic Corp.	5,006	200,040
Curtiss-Wright Corp.	11,113	840,921
DigitalGlobe, Inc. (I)	17,172	297,076
Ducommun, Inc. (I)	2,937	44,789
Engility Holdings, Inc. (I)	4,232	79,392
Esterline Technologies Corp. (I)	6,930	444,005
HEICO Corp.	4,663	280,386
HEICO Corp., Class A	9,244	440,014
KLX, Inc. (I)	12,399	398,504
Kratos Defense &
Security Solutions, Inc. (I)(L)	12,979	64,246
Moog, Inc., Class A (I)	8,628	394,127
National Presto Industries, Inc. (L)	1,123	94,040
Sparton Corp. (I)	2,570	46,234
TASER International, Inc. (I)	12,718	249,654
Teledyne Technologies, Inc. (I)	8,251	727,243
The KEYW Holding Corp. (I)(L)	8,572	56,918
Vectrus, Inc. (I)	2,731	62,130
		5,526,625
Air freight and logistics - 0.5%
Air Transport Services Group, Inc. (I)	12,928	198,833
Atlas Air Worldwide Holdings, Inc. (I)	5,882	248,632
Echo Global Logistics, Inc. (I)	7,095	192,700
Forward Air Corp.	7,327	332,060
Hub Group, Inc., Class A (I)	8,566	349,407
Park-Ohio Holdings Corp.	2,118	90,693
Radiant Logistics, Inc. (I)	8,581	30,634
XPO Logistics, Inc. (I)(L)	16,936	519,935
		1,962,894
Airlines - 0.4%
Allegiant Travel Company	3,122	555,903
Hawaiian Holdings, Inc. (I)	11,187	527,915
Republic Airways Holdings, Inc. (I)	12,218	23,825
SkyWest, Inc.	12,129	242,459
Virgin America, Inc. (I)(L)	5,916	228,121
		1,578,223
Building products - 1.0%
AAON, Inc.	9,785	273,980
Advanced Drainage Systems, Inc.	8,017	170,762

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products (continued)
American Woodmark Corp. (I)	3,038	$226,604
Apogee Enterprises, Inc.	6,941	304,640
Builders FirstSource, Inc. (I)	12,256	138,125
Continental Building Products, Inc. (I)	7,528	139,720
Gibraltar Industries, Inc. (I)	7,389	211,325
Griffon Corp.	7,710	119,120
Insteel Industries, Inc.	4,605	140,775
Masonite International Corp. (I)	7,138	467,539
NCI Building Systems, Inc. (I)	6,706	95,225
Nortek, Inc. (I)	2,366	114,254
Patrick Industries, Inc. (I)	3,062	138,984
PGT, Inc. (I)	11,584	113,987
Ply Gem Holdings, Inc. (I)	5,315	74,676
Quanex Building Products Corp.	8,135	141,224
Simpson Manufacturing Company, Inc.	9,902	377,959
Trex Company, Inc. (I)(L)	7,648	366,569
Universal Forest Products, Inc.	4,722	405,242
		4,020,710
Commercial services and supplies - 2.2%
ABM Industries, Inc.	13,218	427,074
ACCO Brands Corp. (I)	25,835	231,998
ARC Document Solutions, Inc. (I)	10,924	49,158
Brady Corp., Class A	11,171	299,830
Casella Waste Systems, Inc., Class A (I)	10,396	69,653
CECO Environmental Corp.	7,856	48,786
Civeo Corp.	28,856	35,493
Deluxe Corp.	11,664	728,883
Ennis, Inc.	6,162	120,467
Essendant, Inc.	8,950	285,774
G&K Services, Inc., Class A	4,726	346,180
Healthcare Services Group, Inc.	16,916	622,678
Heritage-Crystal Clean, Inc. (I)	3,518	34,969
Herman Miller, Inc.	14,046	433,881
HNI Corp.	10,467	409,992
InnerWorkings, Inc. (I)	9,413	74,833
Interface, Inc.	15,606	289,335
Kimball International, Inc., Class B	8,702	98,768
Knoll, Inc.	11,568	250,447
Matthews International Corp., Class A	7,791	401,003
McGrath RentCorp	5,792	145,263
Mobile Mini, Inc.	10,935	361,074
MSA Safety, Inc.	7,010	338,934
Multi-Color Corp.	3,015	160,850
Quad/Graphics, Inc.	7,094	91,796
SP Plus Corp. (I)	4,235	101,894
Steelcase, Inc., Class A	19,558	291,805
Team, Inc. (I)	7,103	215,789
Tetra Tech, Inc.	14,034	418,494
The Brink’s Company	11,492	386,016
TRC Companies, Inc. (I)	4,151	30,095
UniFirst Corp.	3,483	380,065
US Ecology, Inc.	5,162	227,954
Viad Corp.	4,808	140,201
VSE Corp.	1,038	70,470
West Corp.	12,345	281,713
		8,901,615
Construction and engineering - 0.8%
Aegion Corp. (I)	8,764	184,833
Argan, Inc.	3,228	113,496
Comfort Systems USA, Inc.	8,830	280,529
Dycom Industries, Inc. (I)	8,037	519,753
EMCOR Group, Inc.	14,722	715,489
Granite Construction, Inc.	9,316	445,305
Great Lakes Dredge & Dock Corp. (I)	15,472	69,005
HC2 Holdings, Inc. (I)	5,316	20,307
MasTec, Inc. (I)	15,856	320,925
MYR Group, Inc. (I)	5,074	127,408
Northwest Pipe Company (I)	2,716	25,042
Orion Marine Group, Inc. (I)	8,013	41,507
Primoris Services Corp.	9,412	228,712
Tutor Perini Corp. (I)	8,854	137,591
		3,229,902
Electrical equipment - 0.7%
Allied Motion Technologies, Inc.	1,101	19,818
AZZ, Inc.	6,080	344,128
Encore Wire Corp.	4,943	192,431
EnerSys	10,418	580,491
Enphase Energy, Inc. (I)(L)	7,776	18,118
Franklin Electric Company, Inc.	11,275	362,717
FuelCell Energy, Inc. (I)(L)	5,678	38,440
Generac Holdings, Inc. (L)	16,259	605,485
General Cable Corp.	11,892	145,201
LSI Industries, Inc.	5,727	67,292
Plug Power, Inc. (I)(L)	42,245	86,602
Powell Industries, Inc.	2,388	71,186
Power Solutions International, Inc. (I)(L)	1,342	18,520
PowerSecure International, Inc. (I)	5,549	103,711
Sunrun, Inc. (I)(L)	3,686	23,885
Thermon Group Holdings, Inc. (I)	7,821	137,337
Vicor Corp. (I)	4,121	43,188
		2,858,550
Industrial conglomerates - 0.0%
Raven Industries, Inc.	9,200	147,384
Machinery - 2.7%
Actuant Corp., Class A	14,007	346,113
Alamo Group, Inc.	2,300	128,133
Albany International Corp., Class A	6,718	252,530
Altra Industrial Motion Corp.	6,445	179,042
American Railcar Industries, Inc. (L)	2,098	85,452
Astec Industries, Inc.	4,450	207,682
Barnes Group, Inc.	12,832	449,505
Blount International, Inc. (I)	11,890	118,662
Briggs & Stratton Corp.	10,411	249,031
Chart Industries, Inc. (I)	7,355	159,751
CIRCOR International, Inc.	4,106	190,477
CLARCOR, Inc.	11,755	679,321
Columbus McKinnon Corp.	4,933	77,744
Commercial Vehicle Group, Inc. (I)	8,929	23,662
Douglas Dynamics, Inc.	5,421	124,195
EnPro Industries, Inc.	5,482	316,202
ESCO Technologies, Inc.	6,078	236,920
Federal Signal Corp.	14,746	195,532
FreightCar America, Inc.	3,025	47,130
Global Brass & Copper Holdings, Inc.	5,175	129,116
Graham Corp.	2,902	57,779
Harsco Corp.	19,452	106,013
Hillenbrand, Inc.	14,853	444,847
Hurco Companies, Inc.	1,847	60,933
Hyster-Yale Materials Handling, Inc.	2,229	148,451
John Bean Technologies Corp.	6,899	389,173
Kadant, Inc.	2,676	120,848
LB Foster Company, Class A	2,687	48,796
Lindsay Corp. (L)	2,782	199,219
Lydall, Inc. (I)	4,095	133,169

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Meritor, Inc. (I)	23,186	$186,879
Milacron Holdings Corp. (I)(L)	2,378	39,213
Miller Industries, Inc.	2,914	59,096
Mueller Industries, Inc.	13,400	394,228
Mueller Water Products, Inc., Class A	38,149	376,912
Navistar International Corp. (I)(L)	12,249	153,357
NN, Inc.	6,483	88,687
Proto Labs, Inc. (I)(L)	5,511	424,843
RBC Bearings, Inc.	5,519	404,322
Rexnord Corp. (I)	24,115	487,605
Standex International Corp.	2,988	232,496
Sun Hydraulics Corp.	5,473	181,649
Tennant Company	4,307	221,724
The ExOne Company (I)(L)	2,235	29,368
The Gorman-Rupp Company	4,633	120,134
The Greenbrier Companies, Inc. (L)	6,202	171,423
Titan International, Inc. (L)	11,370	61,171
TriMas Corp. (I)	10,866	190,372
Wabash National Corp. (I)	16,002	211,226
Watts Water Technologies, Inc., Class A	6,626	365,291
Woodward, Inc.	15,341	798,039
Xerium Technologies, Inc. (I)	3,013	15,728
		11,119,191
Marine - 0.1%
Matson, Inc.	10,186	409,172
Navios Maritime Holdings, Inc. (L)	21,886	24,731
Scorpio Bulkers, Inc. (I)(L)	7,126	23,373
		457,276
Professional services - 1.3%
Acacia Research Corp.	13,114	49,702
Barrett Business Services, Inc.	1,813	52,124
CBIZ, Inc. (I)	11,921	120,283
CDI Corp.	4,074	25,585
CEB, Inc.	7,918	512,532
CRA International, Inc. (I)	2,516	49,414
Exponent, Inc.	6,123	312,334
Franklin Covey Company (I)	3,443	60,562
FTI Consulting, Inc. (I)	9,775	347,110
GP Strategies Corp. (I)	3,303	90,502
Heidrick & Struggles International, Inc.	4,447	105,394
Hill International, Inc. (I)	10,229	34,472
Huron Consulting Group, Inc. (I)	5,467	318,125
ICF International, Inc. (I)	4,644	159,614
Insperity, Inc.	4,577	236,768
Kelly Services, Inc., Class A	7,188	137,435
Kforce, Inc.	5,944	116,384
Korn/Ferry International	11,910	336,934
Mistras Group, Inc. (I)	4,174	103,390
Navigant Consulting, Inc. (I)	11,475	181,420
On Assignment, Inc. (I)	12,245	452,085
Resources Connection, Inc.	9,014	140,258
RPX Corp. (I)	13,060	147,056
The Advisory Board Company (I)	10,004	322,629
TriNet Group, Inc. (I)	9,855	141,419
TrueBlue, Inc. (I)	9,938	259,879
WageWorks, Inc. (I)	8,481	429,223
		5,242,633
Road and rail - 0.5%
ArcBest Corp.	6,289	135,780
Celadon Group, Inc.	6,849	71,778
Covenant Transportation
Group, Inc., Class A (I)	3,080	74,505
Heartland Express, Inc.	11,996	222,526
Knight Transportation, Inc.	14,595	381,659
Marten Transport, Ltd.	5,874	109,961
Roadrunner Transportation Systems, Inc. (I)	7,191	89,600
Saia, Inc. (I)	6,061	170,617
Swift Transportation Company (I)	20,788	387,280
Universal Truckload Services, Inc.	2,484	40,911
USA Truck, Inc. (I)	2,684	50,567
Werner Enterprises, Inc.	10,329	280,536
YRC Worldwide, Inc. (I)	7,902	73,647
		2,089,367
Trading companies and distributors - 0.7%
Aircastle, Ltd.	14,603	324,771
Applied Industrial Technologies, Inc.	9,452	410,217
Beacon Roofing Supply, Inc. (I)	11,727	480,924
BMC Stock Holdings, Inc. (I)	6,919	114,994
CAI International, Inc. (I)	4,267	41,219
DXP Enterprises, Inc. (I)	3,303	58,001
H&E Equipment Services, Inc.	7,601	133,246
Kaman Corp.	6,348	270,996
MRC Global, Inc. (I)	24,586	323,060
Rush Enterprises, Inc., Class A (I)	8,465	154,402
TAL International Group, Inc. (I)	7,949	122,733
Textainer Group Holdings, Ltd. (L)	5,203	77,213
Titan Machinery, Inc. (I)	4,482	51,812
Univar, Inc. (I)	7,671	131,788
Veritiv Corp. (I)	1,993	74,259
		2,769,635
Transportation infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (I)	14,664	211,015
		50,115,020
Information technology - 17.1%
Communications equipment - 1.5%
ADTRAN, Inc.	11,788	238,353
Aerohive Networks, Inc. (I)(L)	6,483	32,350
Alliance Fiber Optic Products, Inc.	3,583	52,993
Applied Optoelectronics, Inc. (I)(L)	4,279	63,800
Bel Fuse, Inc., Class B	2,674	39,040
Black Box Corp.	4,151	55,914
CalAmp Corp. (I)	8,644	154,987
Calix, Inc. (I)	11,190	79,337
Ciena Corp. (I)	29,068	552,873
Clearfield, Inc. (I)(L)	3,012	48,403
Comtech Telecommunications Corp.	4,096	95,724
Digi International, Inc. (I)	6,269	59,117
Extreme Networks, Inc. (I)	24,317	75,626
Finisar Corp. (I)	24,522	447,281
Harmonic, Inc. (I)(L)	21,561	70,504
Infinera Corp. (I)	31,376	503,899
InterDigital, Inc.	8,484	472,135
Ixia (I)	14,341	178,689
KVH Industries, Inc. (I)	4,664	44,541
NETGEAR, Inc. (I)	7,536	304,228
NetScout Systems, Inc. (I)	21,655	497,415
Oclaro, Inc. (I)(L)	24,024	129,730
Plantronics, Inc.	8,245	323,122
Polycom, Inc. (I)	31,890	355,574
Ruckus Wireless, Inc. (I)	17,865	175,256
ShoreTel, Inc. (I)	15,648	116,421

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Sonus Networks, Inc. (I)	12,393	$93,319
Ubiquiti Networks, Inc. (L)	7,264	241,673
ViaSat, Inc. (I)	10,057	738,988
		6,241,292
Electronic equipment, instruments and components - 2.9%
Anixter International, Inc.	6,689	348,564
AVX Corp.	10,570	132,865
Badger Meter, Inc.	3,437	228,595
Belden, Inc.	10,057	617,299
Benchmark Electronics, Inc. (I)	12,049	277,729
Checkpoint Systems, Inc.	10,457	105,825
Coherent, Inc. (I)	5,599	514,548
Control4 Corp. (I)(L)	5,358	42,650
CTS Corp.	8,064	126,927
Daktronics, Inc.	9,569	75,595
DTS, Inc. (I)	4,420	96,268
Electro Rent Corp.	5,091	47,143
ePlus, Inc. (I)	1,312	105,629
Fabrinet (I)	8,299	268,473
FARO Technologies, Inc. (I)	4,187	134,863
FEI Company	9,774	869,984
GSI Group, Inc. (I)	8,553	121,110
II-VI, Inc. (I)	12,285	266,707
Insight Enterprises, Inc. (I)	9,137	261,684
InvenSense, Inc. (I)(L)	18,485	155,274
Itron, Inc. (I)	9,119	380,445
Kimball Electronics, Inc. (I)	7,231	80,770
Knowles Corp. (I)(L)	20,612	271,666
Littelfuse, Inc.	5,297	652,114
Mercury Systems, Inc. (I)	8,123	164,897
Mesa Laboratories, Inc.	731	70,432
Methode Electronics, Inc.	9,017	263,657
MTS Systems Corp.	3,521	214,253
Multi-Fineline Electronix, Inc. (I)	2,119	49,182
Newport Corp. (I)	9,480	218,040
OSI Systems, Inc. (I)	4,667	305,642
Park Electrochemical Corp.	5,181	82,948
PC Connection, Inc.	2,515	64,912
Plexus Corp. (I)	7,881	311,457
QLogic Corp. (I)	20,523	275,829
Rofin-Sinar Technologies, Inc. (I)	6,678	215,165
Rogers Corp. (I)	4,384	262,470
Sanmina Corp. (I)	18,345	428,906
ScanSource, Inc. (I)	6,270	253,183
SYNNEX Corp.	6,713	621,557
Tech Data Corp. (I)	8,516	653,773
TTM Technologies, Inc. (I)	14,043	93,386
Universal Display Corp. (I)	9,470	512,327
Vishay Intertechnology, Inc.	31,590	385,714
Vishay Precision Group, Inc. (I)	3,495	48,965
		11,679,422
Internet software and services - 2.0%
Actua Corp. (I)	9,826	88,925
Angie’s List, Inc. (I)(L)	10,523	84,921
Bankrate, Inc. (I)	15,811	144,987
Bazaarvoice, Inc. (I)	15,886	50,041
Benefitfocus, Inc. (I)(L)	1,937	64,599
Blucora, Inc. (I)	9,753	50,325
Box, Inc., Class A (I)(L)	3,350	41,071
Brightcove, Inc. (I)	8,836	55,137
Carbonite, Inc. (I)	4,992	39,786
ChannelAdvisor Corp. (I)	5,239	58,939
Cimpress NV (I)(L)	7,720	700,127
comScore, Inc. (I)	11,671	350,597
Cornerstone OnDemand, Inc. (I)	12,827	420,341
Cvent, Inc. (I)	5,579	119,391
Demandware, Inc. (I)	7,904	309,046
DHI Group, Inc. (I)	11,075	89,375
EarthLink Holdings Corp.	24,721	140,168
Endurance International
Group Holdings, Inc. (I)(L)	13,999	147,409
Envestnet, Inc. (I)	9,256	251,763
Everyday Health, Inc. (I)	5,821	32,598
Five9, Inc. (I)	4,928	43,810
Gogo, Inc. (I)(L)	13,424	147,798
GrubHub, Inc. (I)(L)	17,779	446,786
GTT Communications, Inc. (I)	5,866	97,024
Hortonworks, Inc. (I)	1,921	21,707
Internap Corp. (I)	14,339	39,145
Intralinks Holdings, Inc. (I)	9,820	77,382
j2 Global, Inc.	11,339	698,256
Limelight Networks, Inc. (I)	15,743	28,495
Liquidity Services, Inc. (I)	6,686	34,633
LivePerson, Inc. (I)	13,941	81,555
LogMeIn, Inc. (I)	5,821	293,728
Marketo, Inc. (I)	8,332	163,057
Monster Worldwide, Inc. (I)(L)	21,832	71,172
New Relic, Inc. (I)	1,460	38,077
NIC, Inc.	15,505	279,555
OPOWER, Inc. (I)(L)	6,527	44,449
Q2 Holdings, Inc. (I)	4,708	113,180
QuinStreet, Inc. (I)	9,871	33,759
Quotient Technology, Inc. (I)(L)	14,747	156,318
Reis, Inc.	2,387	56,214
RetailMeNot, Inc. (I)	9,219	73,844
Rocket Fuel, Inc. (I)(L)	7,566	23,833
SciQuest, Inc. (I)	6,951	96,480
Shutterstock, Inc. (I)(L)	4,695	172,447
SPS Commerce, Inc. (I)	3,946	169,441
Stamps.com, Inc. (I)	3,359	356,995
TechTarget, Inc. (I)	5,048	37,456
TrueCar, Inc. (I)(L)	11,837	66,169
United Online, Inc.	3,813	44,002
Web.com Group, Inc. (I)	10,456	207,238
WebMD Health Corp. (I)	8,952	560,664
Wix.com, Ltd. (I)	4,546	92,147
XO Group, Inc. (I)	6,508	104,453
		8,210,815
IT services - 2.6%
Acxiom Corp. (I)	18,423	394,989
Blackhawk Network Holdings, Inc. (I)	12,826	439,932
CACI International, Inc., Class A (I)	5,660	603,922
Cardtronics, Inc. (I)	10,645	383,114
Cass Information Systems, Inc.	2,810	147,104
Ciber, Inc. (I)	20,449	43,147
Convergys Corp.	23,130	642,320
CSG Systems International, Inc.	7,654	345,655
Datalink Corp. (I)	5,746	52,518
EPAM Systems, Inc. (I)	11,487	857,734
Euronet Worldwide, Inc. (I)	12,219	905,550
Everi Holdings, Inc. (I)	15,989	36,615
EVERTEC, Inc.	15,607	218,186
ExlService Holdings, Inc. (I)	7,883	408,339
Forrester Research, Inc.	2,531	85,067
Heartland Payment Systems, Inc.	8,620	832,433

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Lionbridge Technologies, Inc. (I)	16,961	$85,823
Luxoft Holding, Inc. (I)	4,314	237,399
ManTech International Corp., Class A	5,701	182,375
MAXIMUS, Inc.	15,490	815,394
MoneyGram International, Inc. (I)	7,623	46,653
NeuStar, Inc., Class A (I)(L)	12,984	319,406
Perficient, Inc. (I)	8,518	185,011
PFSweb, Inc. (I)	3,320	43,558
Science Applications International Corp.	10,827	577,512
ServiceSource International, Inc. (I)	15,269	65,046
Sykes Enterprises, Inc. (I)	9,132	275,604
Syntel, Inc.	7,350	366,986
TeleTech Holdings, Inc.	3,802	105,544
The Hackett Group, Inc.	5,852	88,482
Travelport Worldwide, Ltd.	24,893	340,038
Unisys Corp. (I)(L)	12,131	93,409
Virtusa Corp. (I)	7,040	263,718
		10,488,583
Semiconductors and semiconductor equipment - 3.2%
Advanced Energy Industries, Inc. (I)	9,525	331,375
Advanced Micro Devices, Inc. (I)(L)	151,022	430,413
Alpha & Omega Semiconductor, Ltd. (I)	5,513	65,329
Ambarella, Inc. (I)(L)	7,352	328,634
Amkor Technology, Inc. (I)	23,302	137,249
Applied Micro Circuits Corp. (I)	19,750	127,585
Axcelis Technologies, Inc. (I)	27,396	76,709
Brooks Automation, Inc.	15,874	165,090
Cabot Microelectronics Corp.	5,747	235,110
Cascade Microtech, Inc. (I)	3,548	73,160
Cavium, Inc. (I)	12,979	793,796
CEVA, Inc. (I)	4,991	112,298
Cirrus Logic, Inc. (I)	14,802	538,941
Cohu, Inc.	6,328	75,177
Diodes, Inc. (I)	8,732	175,513
DSP Group, Inc. (I)	6,005	54,766
Entegris, Inc. (I)	33,060	450,277
Exar Corp. (I)	9,751	56,068
Fairchild Semiconductor International, Inc. (I)	27,282	545,640
FormFactor, Inc. (I)	13,948	101,402
Inphi Corp. (I)	9,015	300,560
Integrated Device Technology, Inc. (I)	34,801	711,332
Intersil Corp., Class A	30,779	411,515
IXYS Corp.	6,123	68,700
Kopin Corp. (I)	18,741	31,110
Lattice Semiconductor Corp. (I)	27,646	157,029
M/A-COM Technology
Solutions Holdings, Inc. (I)(L)	5,564	243,648
Mattson Technology, Inc. (I)	18,211	66,470
MaxLinear, Inc., Class A (I)	12,182	225,367
Microsemi Corp. (I)	25,439	974,568
MKS Instruments, Inc.	12,430	467,990
Monolithic Power Systems, Inc.	9,273	590,134
Nanometrics, Inc. (I)	5,913	93,662
NeoPhotonics Corp. (I)	6,689	93,914
NVE Corp.	1,275	72,076
PDF Solutions, Inc. (I)	7,066	94,543
Photronics, Inc. (I)	15,535	161,719
Power Integrations, Inc.	6,903	342,803
Rambus, Inc. (I)	27,139	373,161
Rudolph Technologies, Inc. (I)	7,567	103,365
Semtech Corp. (I)	15,631	343,726
Sigma Designs, Inc. (I)	8,847	60,160
Silicon Laboratories, Inc. (I)	10,006	449,870
Synaptics, Inc. (I)	8,651	689,831
Tessera Technologies, Inc.	12,227	379,037
Ultra Clean Holdings, Inc. (I)	8,349	44,751
Ultratech, Inc. (I)	6,656	145,367
Veeco Instruments, Inc. (I)	9,475	184,573
Xcerra Corp. (I)	13,885	90,530
		12,846,043
Software - 4.3%
A10 Networks, Inc. (I)	8,695	51,474
ACI Worldwide, Inc. (I)	27,606	573,929
American Software, Inc., Class A	7,018	63,162
Aspen Technology, Inc. (I)	20,126	727,152
AVG Technologies NV (I)	9,686	200,985
Barracuda Networks, Inc. (I)(L)	1,995	30,723
Blackbaud, Inc.	11,064	695,815
Bottomline Technologies, Inc. (I)	9,762	297,643
BroadSoft, Inc. (I)	6,916	279,061
Callidus Software, Inc. (I)	13,259	221,160
CommVault Systems, Inc. (I)	10,718	462,696
Digimarc Corp. (L)	1,878	56,903
Ebix, Inc. (L)	6,285	256,365
Ellie Mae, Inc. (I)	6,932	628,316
EnerNOC, Inc. (I)(L)	7,225	54,043
Epiq Systems, Inc.	8,010	120,310
Fair Isaac Corp.	7,276	771,911
Fleetmatics Group PLC (I)	8,990	365,962
Gigamon, Inc. (I)	6,492	201,382
Globant SA (I)(L)	3,675	113,411
Glu Mobile, Inc. (I)(L)	30,088	84,848
Guidewire Software, Inc. (I)	16,543	901,263
HubSpot, Inc. (I)	4,509	196,683
Imperva, Inc. (I)	6,284	317,342
Infoblox, Inc. (I)	13,981	239,075
Interactive Intelligence Group, Inc. (I)	4,232	154,129
Jive Software, Inc. (I)	12,538	47,394
Manhattan Associates, Inc. (I)	17,365	987,548
Mentor Graphics Corp.	23,534	478,446
MicroStrategy, Inc., Class A (I)	2,194	394,306
MobileIron, Inc. (I)(L)	11,471	51,849
Model N, Inc. (I)	5,640	60,743
Monotype Imaging Holdings, Inc.	9,503	227,312
Paycom Software, Inc. (I)(L)	7,451	265,256
Paylocity Holding Corp. (I)	3,704	121,269
Pegasystems, Inc.	8,521	216,263
Progress Software Corp. (I)	11,865	286,184
Proofpoint, Inc. (I)	9,316	501,014
PROS Holdings, Inc. (I)	5,843	68,889
QAD, Inc., Class A	2,692	57,205
Qlik Technologies, Inc. (I)	21,582	624,151
Qualys, Inc. (I)	5,913	149,658
RealPage, Inc. (I)	12,493	260,354
RingCentral, Inc., Class A (I)	12,782	201,317
Rovi Corp. (I)	19,494	399,822
Sapiens International Corp. NV	6,265	75,055
Seachange International, Inc. (I)	8,633	47,654
Silver Spring Networks, Inc. (I)	8,824	130,154
Synchronoss Technologies, Inc. (I)	9,184	297,011
Take-Two Interactive Software, Inc. (I)	19,889	749,219
Tangoe, Inc. (I)	9,595	75,705
Telenav, Inc. (I)	7,691	45,377
Textura Corp. (I)(L)	4,768	88,828
The Rubicon Project, Inc. (I)	6,201	113,354
TiVo, Inc. (I)	23,564	224,094

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
TubeMogul, Inc. (I)	4,184	$54,141
Tyler Technologies, Inc. (I)	7,920	1,018,591
Varonis Systems, Inc. (I)	2,477	45,205
VASCO Data Security International, Inc. (I)	7,012	107,985
Verint Systems, Inc. (I)	14,452	482,408
VirnetX Holding Corp. (I)(L)	12,791	58,711
Xura, Inc. (I)	5,488	107,949
Zendesk, Inc. (I)	12,782	267,527
Zix Corp. (I)	14,656	57,598
		17,511,289
Technology hardware, storage and peripherals - 0.6%
Avid Technology, Inc. (I)	7,905	53,438
CPI Card Group, Inc. (L)	3,202	26,384
Cray, Inc. (I)	9,623	403,300
Diebold, Inc.	15,192	439,201
Eastman Kodak Company (I)(L)	4,224	45,830
Electronics For Imaging, Inc. (I)	11,019	467,095
Immersion Corp. (I)	6,821	56,341
Nimble Storage, Inc. (I)	12,548	98,376
Pure Storage, Inc., Class A (I)(L)	6,472	88,602
Quantum Corp. (I)	54,380	33,172
Silicon Graphics International Corp. (I)	9,475	67,462
Stratasys, Ltd. (I)(L)	12,092	313,425
Super Micro Computer, Inc. (I)	8,706	296,700
Violin Memory, Inc. (I)(L)	26,916	14,056
		2,403,382
		69,380,826
Materials - 3.7%
Chemicals - 1.8%
A. Schulman, Inc.	6,949	189,152
American Vanguard Corp. (I)	7,306	115,289
Axiall Corp.	16,650	363,636
Balchem Corp.	7,366	456,839
Calgon Carbon Corp.	12,449	174,535
Chase Corp.	1,686	88,667
Chemtura Corp. (I)	15,727	415,193
Core Molding Technologies, Inc. (I)	1,957	24,423
Ferro Corp. (I)	17,270	204,995
Flotek Industries, Inc. (I)(L)	12,835	94,081
FutureFuel Corp.	5,777	68,111
Hawkins, Inc.	2,626	94,772
HB Fuller Company	11,851	503,075
Innophos Holdings, Inc.	4,676	144,535
Innospec, Inc.	5,682	246,372
Intrepid Potash, Inc. (I)	14,060	15,607
KMG Chemicals, Inc.	2,474	57,075
Koppers Holdings, Inc.	4,939	110,979
Kraton Performance Polymers, Inc. (I)	7,491	129,594
Kronos Worldwide, Inc. (L)	6,002	34,331
LSB Industries, Inc. (I)	4,934	62,909
Minerals Technologies, Inc.	8,199	466,113
Olin Corp.	37,347	648,717
OMNOVA Solutions, Inc. (I)	11,860	65,942
PolyOne Corp.	20,968	634,282
Quaker Chemical Corp.	3,127	265,357
Rayonier Advanced Materials, Inc.	9,964	94,658
Rentech, Inc. (I)	6,803	15,103
Senomyx, Inc. (I)(L)	11,210	29,146
Sensient Technologies Corp.	10,997	697,870
Solazyme, Inc. (I)(L)	21,923	44,504
Stepan Company	4,507	249,192
Trecora Resources (I)	5,342	51,390
Tredegar Corp.	6,158	96,804
Trinseo SA (I)	2,744	101,007
Tronox, Ltd., Class A	15,985	102,144
		7,156,399
Construction materials - 0.2%
Headwaters, Inc. (I)	17,518	347,557
Summit Materials, Inc., Class A (I)	6,365	123,799
U.S. Concrete, Inc. (I)	3,502	208,649
		680,005
Containers and packaging - 0.3%
AEP Industries, Inc.	971	64,086
Berry Plastics Group, Inc. (I)	28,006	1,012,417
Greif, Inc., Class A	7,274	238,224
Multi Packaging
Solutions International, Ltd. (I)	3,402	55,214
Myers Industries, Inc.	6,289	80,877
		1,450,818
Metals and mining - 0.9%
AK Steel Holding Corp. (I)(L)	45,068	186,131
Carpenter Technology Corp.	11,916	407,885
Century Aluminum Company (I)(L)	12,704	89,563
Cliffs Natural Resources, Inc. (L)	38,269	114,807
Coeur Mining, Inc. (I)(L)	34,464	193,688
Commercial Metals Company	27,072	459,412
Ferroglobe PLC	15,485	136,423
Haynes International, Inc.	3,084	112,566
Hecla Mining Company	85,828	238,602
Horsehead Holding Corp. (I)(L)	14,518	2,163
Kaiser Aluminum Corp.	4,042	341,711
Materion Corp.	4,847	128,349
Real Industry, Inc. (I)	6,501	56,559
Schnitzer Steel Industries, Inc., Class A	6,521	120,247
Stillwater Mining Company (I)(L)	28,671	305,346
SunCoke Energy, Inc.	16,376	106,444
TimkenSteel Corp.	10,094	91,855
Worthington Industries, Inc.	11,313	403,195
		3,494,946
Paper and forest products - 0.5%
Boise Cascade Company (I)	9,276	192,199
Clearwater Paper Corp. (I)	4,147	201,171
Deltic Timber Corp.	2,652	159,518
KapStone Paper and Packaging Corp.	20,024	277,332
Louisiana-Pacific Corp. (I)	33,301	570,113
Neenah Paper, Inc.	3,900	248,274
PH Glatfelter Company	10,183	211,094
Schweitzer-Mauduit International, Inc.	7,093	223,288
		2,082,989
		14,865,157
Telecommunication services - 0.9%
Diversified telecommunication services - 0.8%
8x8, Inc. (I)	21,011	211,371
Atlantic Tele-Network, Inc.	2,422	183,660
Cincinnati Bell, Inc. (I)	50,242	194,437
Cogent Communications Holdings, Inc.	10,940	426,988
Consolidated Communications Holdings, Inc.	11,896	306,441
FairPoint Communications, Inc. (I)(L)	5,106	75,977
General Communication, Inc., Class A (I)	8,432	154,474
Globalstar, Inc. (I)(L)	115,959	170,460

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Hawaiian Telcom Holdco, Inc. (I)	3,001	$70,674
IDT Corp., Class B	4,291	66,897
inContact, Inc. (I)	14,961	133,003
Inteliquent, Inc.	8,072	129,556
Intelsat SA (I)(L)	6,845	17,249
Iridium Communications, Inc. (I)(L)	19,718	155,181
Lumos Networks Corp.	6,131	78,722
ORBCOMM, Inc. (I)	14,581	147,706
pdvWireless, Inc. (I)(L)	3,183	109,304
Straight Path
Communications, Inc., Class B (I)(L)	2,391	74,193
Vonage Holdings Corp. (I)	43,610	199,298
Windstream Holdings, Inc. (L)	24,261	186,324
		3,091,915
Wireless telecommunication services - 0.1%
Boingo Wireless, Inc. (I)	9,266	71,534
Leap Wireless International, Inc. (I)	14,224	48,362
NTELOS Holdings Corp. (L)	4,505	41,446
Shenandoah Telecommunications Company	11,829	316,426
Spok Holdings, Inc.	5,512	96,515
		574,283
		3,666,198
Utilities - 4.0%
Electric utilities - 1.3%
ALLETE, Inc.	11,515	645,646
Cleco Corp.	14,154	781,442
El Paso Electric Company	9,717	445,816
Genie Energy, Ltd., B Shares (I)	2,385	18,150
IDACORP, Inc.	11,782	878,819
MGE Energy, Inc.	8,327	435,086
Otter Tail Corp.	8,980	265,988
PNM Resources, Inc.	18,733	631,677
Portland General Electric Company	20,740	819,023
The Empire District Electric Company	10,372	342,795
		5,264,442
Gas utilities - 1.4%
Chesapeake Utilities Corp.	3,655	230,155
New Jersey Resources Corp.	20,135	733,518
Northwest Natural Gas Company	6,540	352,179
ONE Gas, Inc.	12,337	753,791
Piedmont Natural Gas Company, Inc.	18,569	1,110,983
South Jersey Industries, Inc.	16,285	463,308
Southwest Gas Corp.	11,001	724,416
The Laclede Group, Inc.	10,207	691,524
WGL Holdings, Inc.	11,635	842,025
		5,901,899
Independent power and renewable electricity producers - 0.5%
Abengoa Yield PLC (L)	11,619	206,586
Atlantic Power Corp.	32,475	79,889
Dynegy, Inc. (I)	28,610	411,126
NRG Yield, Inc., Class A	8,808	119,525
NRG Yield, Inc., Class C (L)	14,403	205,099
Ormat Technologies, Inc.	8,849	364,933
Pattern Energy Group, Inc. (L)	13,321	254,031
Talen Energy Corp. (I)	19,671	177,039
TerraForm Global, Inc., Class A (I)	9,042	21,520
Vivint Solar, Inc. (I)(L)	5,179	13,724
		1,853,472
Multi-utilities - 0.5%
Avista Corp.	14,721	600,322
Black Hills Corp.	11,112	668,165
NorthWestern Corp.	11,094	685,055
Unitil Corp.	3,774	160,357
		2,113,899
Water utilities - 0.3%
American States Water Company	8,968	352,980
California Water Service Group	11,349	303,245
Connecticut Water Service, Inc.	3,094	139,539
Consolidated Water Company, Ltd.	4,372	53,207
Middlesex Water Company	4,020	124,017
SJW Corp.	4,066	147,799
York Water Company	3,265	99,648
		1,220,435
		16,354,147
TOTAL COMMON STOCKS (Cost $309,078,450)		$384,412,221

WARRANTS - 0.0%
Education Management Corp. (Expiration
Date: 01/05/2022) (I)(N)	7,794	616
TOTAL WARRANTS (Cost $0)		$616

SECURITIES LENDING COLLATERAL - 8.7%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	3,548,757	35,509,929
TOTAL SECURITIES LENDING
COLLATERAL (Cost $35,506,503)		$35,509,929

SHORT-TERM INVESTMENTS - 5.1%
Repurchase agreement - 5.1%
Repurchase Agreement with State Street Corp.
dated 03/31/2016 at 0.030% to be
repurchased at $20,700,017 on 04/01/2016,
collateralized by $19,460,000 U.S. Treasury
Bonds, 3.000% due 05/15/2045 (valued at
$21,114,100, including interest)	$20,700,000	$20,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,700,000)		$20,700,000
Total Investments (Small Cap Index Trust)
(Cost $365,284,953) - 108.3%		$440,622,766
Other assets and liabilities, net - (8.3%)		(33,789,555)
TOTAL NET ASSETS - 100.0%		$406,833,211

Small Cap Opportunities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.7%
Consumer discretionary - 13.9%
Auto components - 0.4%
Cooper Tire & Rubber Company	5,058	$187,247
Cooper-Standard Holding, Inc. (I)	330	23,707
Dana Holding Corp.	3,118	43,933
Federal-Mogul Holdings Corp. (I)	946	9,346
Fuel Systems Solutions, Inc. (I)	778	4,302
Gentex Corp.	1,524	23,912
Modine Manufacturing Company (I)	6,862	75,551

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Motorcar Parts of America, Inc. (I)	101	$3,836
Shiloh Industries, Inc. (I)	1,515	7,772
Spartan Motors, Inc.	7,540	29,783
Standard Motor Products, Inc.	3,972	137,630
Stoneridge, Inc. (I)	760	11,066
Strattec Security Corp.	924	53,028
Superior Industries International, Inc.	6,173	136,300
Sypris Solutions, Inc. (I)	1,826	1,735
Visteon Corp.	496	39,477
		788,625
Automobiles - 0.0%
Thor Industries, Inc.	585	37,305
Distributors - 0.1%
Core-Mark Holding Company, Inc.	3,186	259,850
VOXX International Corp. (I)	3,131	13,996
Weyco Group, Inc.	1,316	35,032
		308,878
Diversified consumer services - 0.4%
American Public Education, Inc. (I)	112	2,311
Apollo Education Group, Inc. (I)	1,506	12,372
Ascent Capital Group, Inc., Class A (I)	3,168	46,918
Bridgepoint Education, Inc. (I)	3,463	34,907
Career Education Corp. (I)	16,001	72,645
Carriage Services, Inc.	1,797	38,833
DeVry Education Group, Inc.	276	4,767
Graham Holdings Company, Class B	733	351,840
Lincoln Educational Services Corp. (I)	1,100	2,728
National American University Holdings, Inc.	4,665	6,624
Regis Corp. (I)	8,945	135,875
Sotheby’s	3,093	82,676
Universal Technical Institute, Inc.	3,087	13,305
		805,801
Hotels, restaurants and leisure - 4.0%
Ark Restaurants Corp.	64	1,318
Belmond, Ltd., Class A (I)	12,313	116,850
Biglari Holdings, Inc. (I)	1	372
Boyd Gaming Corp. (I)	61,409	1,268,710
Canterbury Park Holding Corp.	200	2,072
Cracker Barrel Old Country Store, Inc. (L)	6,888	1,051,591
Dover Motorsports, Inc.	400	908
Gaming Partners International Corp. (I)	800	7,880
International Speedway Corp., Class A	4,386	161,887
La Quinta Holdings, Inc. (I)	913	11,413
Luby’s, Inc. (I)	6,251	30,317
Marriott Vacations Worldwide Corp.	6,354	428,895
Monarch Casino & Resort, Inc. (I)	1,278	24,870
Panera Bread Company, Class A (I)	5,046	1,033,572
Papa John’s International, Inc.	18,257	989,347
RCI Hospitality Holdings, Inc.	2,439	21,610
Red Lion Hotels Corp. (I)	3,000	25,290
Red Robin Gourmet Burgers, Inc. (I)	550	35,459
Ruby Tuesday, Inc. (I)	9,400	50,572
Sonic Corp.	32,121	1,129,374
Speedway Motorsports, Inc.	6,431	127,527
The Marcus Corp.	3,816	72,313
The Wendy’s Company	45,462	495,081
Vail Resorts, Inc.	12,187	1,629,402
		8,716,630
Household durables - 2.7%
Bassett Furniture Industries, Inc.	2,333	74,329
Beazer Homes USA, Inc. (I)	50,833	443,264
CalAtlantic Group, Inc.	5,121	171,144
Cavco Industries, Inc. (I)	606	56,637
CSS Industries, Inc.	976	27,260
Emerson Radio Corp. (I)	4,869	4,090
Ethan Allen Interiors, Inc.	1,606	51,103
Flexsteel Industries, Inc.	1,750	76,440
Harman International Industries, Inc.	3,624	322,681
Helen of Troy, Ltd. (I)	17,252	1,788,860
Hooker Furniture Corp.	2,555	83,932
La-Z-Boy, Inc.	48,933	1,308,468
Lifetime Brands, Inc.	2,931	44,170
M/I Homes, Inc. (I)	2,195	40,937
MDC Holdings, Inc.	3,764	94,326
Meritage Homes Corp. (I)	2,759	100,593
NACCO Industries, Inc., Class A	700	40,187
PulteGroup, Inc.	32,702	611,854
Skullcandy, Inc. (I)	5,061	18,017
Skyline Corp. (I)	1,252	11,606
Stanley Furniture Company, Inc. (I)	2,340	6,201
Toll Brothers, Inc. (I)	9,733	287,221
TopBuild Corp. (I)	73	2,171
TRI Pointe Group, Inc. (I)	7,053	83,084
Universal Electronics, Inc. (I)	1,910	118,401
WCI Communities, Inc. (I)	24	446
		5,867,422
Internet and catalog retail - 0.3%
1-800-Flowers.com, Inc., Class A (I)	4,819	37,974
FTD Companies, Inc. (I)	997	26,171
Liberty TripAdvisor Holdings, Inc., Class A (I)	2,682	59,433
Liberty Ventures, Series A (I)	10,939	427,934
		551,512
Leisure products - 0.1%
Callaway Golf Company	14,553	132,723
Escalade, Inc.	3,529	41,536
JAKKS Pacific, Inc. (I)	2,278	16,948
Johnson Outdoors, Inc., Class A	2,170	48,217
		239,424
Media - 1.2%
AH Belo Corp., Class A	4,238	20,385
Ballantyne Strong, Inc. (I)	1,114	5,113
Beasley Broadcast Group, Inc., Class A	502	1,762
Carmike Cinemas, Inc. (I)	477	14,329
Cumulus Media, Inc., Class A (I)	15,145	7,032
Entercom Communications Corp., Class A (I)	7,530	79,667
Gannett Company, Inc.	6,890	104,315
Global Eagle Entertainment, Inc. (I)	1,300	11,076
Gray Television, Inc. (I)	10,200	119,544
Harte-Hanks, Inc.	8,315	21,037
John Wiley & Sons, Inc., Class A	2,841	138,896
Journal Media Group, Inc.	3,374	40,353
Media General, Inc. (I)	292	4,763
Meredith Corp.	3,094	146,965
MSG Networks, Inc., Class A (I)	4,018	69,471
New Media Investment Group, Inc.	178	2,962
Nexstar Broadcasting Group, Inc., Class A (L)	20,524	908,597
Radio One, Inc., Class D (I)	2,400	3,432
Salem Media Group, Inc.	4,439	25,569
Scholastic Corp.	1,959	73,208
Sinclair Broadcast Group, Inc., Class A	1,554	47,786
Sizmek, Inc. (I)	2,300	6,670

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
TEGNA, Inc.	17,998	$422,233
The EW Scripps Company, Class A	7,298	113,776
The Madison Square Garden
Company, Class A (I)	1,339	222,756
The McClatchy Company, Class A (I)	8,440	8,862
Time, Inc.	5,030	77,663
		2,698,222
Multiline retail - 0.3%
Dillard’s, Inc., Class A	3,618	307,204
Fred’s, Inc., Class A	2,000	29,820
Gordmans Stores, Inc. (I)	3,030	6,848
J.C. Penney Company, Inc. (I)	20,284	224,341
		568,213
Specialty retail - 3.4%
Aaron’s, Inc.	15,894	398,939
Abercrombie & Fitch Company, Class A	3,400	107,236
American Eagle Outfitters, Inc.	130	2,167
Ascena Retail Group, Inc. (I)	7,786	86,113
AutoNation, Inc. (I)	6,189	288,903
Barnes & Noble Education, Inc. (I)	6,174	60,505
Barnes & Noble, Inc.	9,769	120,745
bebe stores, Inc.	7,863	4,323
Big 5 Sporting Goods Corp.	1,104	12,265
Build-A-Bear Workshop, Inc. (I)	2,470	32,085
Caleres, Inc.	7,015	198,454
Chico’s FAS, Inc.	1,535	20,369
Christopher & Banks Corp. (I)	488	1,166
Citi Trends, Inc.	3,741	66,702
Conn’s, Inc. (I)	76	947
CST Brands, Inc.	604	23,127
DSW, Inc., Class A	3,441	95,109
GameStop Corp., Class A (L)	10,093	320,251
Genesco, Inc. (I)	2,034	146,957
GNC Holdings, Inc., Class A	30,909	981,361
Group 1 Automotive, Inc.	4,096	240,394
Guess?, Inc.	3,748	70,350
Haverty Furniture Companies, Inc.	3,990	84,428
hhgregg, Inc. (I)(L)	2,951	6,227
MarineMax, Inc. (I)	4,789	93,242
New York & Company, Inc. (I)	5,638	22,326
Office Depot, Inc. (I)	31,041	220,391
Penske Automotive Group, Inc.	8,306	314,797
Perfumania Holdings, Inc. (I)	848	2,120
Rent-A-Center, Inc.	7,876	124,835
Sally Beauty Holdings, Inc. (I)	33,345	1,079,711
Shoe Carnival, Inc.	3,229	87,054
Sonic Automotive, Inc., Class A	1,811	33,467
Stage Stores, Inc.	5,877	47,369
Tailored Brands, Inc.	6,287	112,537
Tandy Leather Factory, Inc. (I)	1,690	11,746
The Cato Corp., Class A	1,957	75,442
The Children’s Place, Inc.	1,737	144,987
The Finish Line, Inc., Class A	3,829	80,792
The Michaels Companies, Inc. (I)	49,906	1,395,871
Trans World Entertainment Corp. (I)	6,243	22,725
Vitamin Shoppe, Inc. (I)(L)	1,983	61,394
West Marine, Inc. (I)	5,421	49,277
Zumiez, Inc. (I)	400	7,968
		7,357,174
Textiles, apparel and luxury goods - 1.0%
Charles & Colvard, Ltd. (I)	3,400	3,910
Columbia Sportswear Company	22,825	1,371,554
Culp, Inc.	1,603	42,031
Deckers Outdoor Corp. (I)	2,403	143,964
Delta Apparel, Inc. (I)	500	9,570
Iconix Brand Group, Inc. (I)	8,941	71,975
Lakeland Industries, Inc. (I)	1,110	13,620
Movado Group, Inc.	3,138	86,389
Perry Ellis International, Inc. (I)	2,800	51,548
Rocky Brands, Inc.	1,478	18,830
Superior Uniform Group, Inc.	663	11,815
Tumi Holdings, Inc. (I)	2,411	64,663
Unifi, Inc. (I)	3,647	83,553
Vera Bradley, Inc. (I)	41	834
Wolverine World Wide, Inc.	4,795	88,324
		2,062,580
		30,001,786
Consumer staples - 3.0%
Beverages - 0.1%
Coca-Cola Bottling Company Consolidated	359	57,354
Craft Brew Alliance, Inc. (I)	2,909	23,941
MGP Ingredients, Inc.	2,764	66,999
		148,294
Food and staples retailing - 0.3%
Ingles Markets, Inc., Class A	3,007	112,763
SpartanNash Company	6,227	188,740
The Andersons, Inc.	3,784	118,855
The Chefs’ Warehouse, Inc. (I)	804	16,313
United Natural Foods, Inc. (I)	75	3,023
Village Super Market, Inc., Class A	685	16,550
Weis Markets, Inc.	5,260	237,016
		693,260
Food products - 2.3%
Alico, Inc.	341	9,415
Darling Ingredients, Inc. (I)	7,460	98,248
Dean Foods Company (L)	7,654	132,567
Fresh Del Monte Produce, Inc.	8,912	374,928
Ingredion, Inc.	4,980	531,814
John B. Sanfilippo & Son, Inc.	2,004	138,456
Landec Corp. (I)	3,865	40,583
Omega Protein Corp. (I)	4,487	76,010
Pinnacle Foods, Inc.	40,848	1,825,089
Post Holdings, Inc. (I)	5,940	408,494
Sanderson Farms, Inc. (L)	2,059	185,681
Seaboard Corp. (I)	58	174,175
Seneca Foods Corp., Class A (I)	1,409	48,949
Snyder’s-Lance, Inc.	6,556	206,383
TreeHouse Foods, Inc. (I)	11,023	956,245
		5,207,037
Household products - 0.1%
Central Garden & Pet Company (I)	2,553	41,716
Central Garden & Pet Company, Class A (I)	7,962	129,701
Oil-Dri Corp. of America	531	17,937
Orchids Paper Products Company (L)	1,176	32,352
		221,706
Personal products - 0.1%
CCA Industries, Inc. (I)	1,277	4,406
Inter Parfums, Inc.	1,487	45,948
Mannatech, Inc. (I)	276	6,160
Natural Alternatives International, Inc. (I)	200	2,706

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Nutraceutical International Corp. (I)	2,093	$50,965
		110,185
Tobacco - 0.1%
Universal Corp.	3,597	204,346
		6,584,828
Energy - 4.5%
Energy equipment and services - 2.8%
Archrock, Inc.	12,331	98,648
Atwood Oceanics, Inc. (L)	6,364	58,358
Basic Energy Services, Inc. (I)(L)	9,528	26,297
Bristow Group, Inc.	4,893	92,576
C&J Energy Services, Ltd. (I)	1,651	2,328
Dawson Geophysical Company (I)	3,760	17,183
Diamond Offshore Drilling, Inc. (L)	5,535	120,276
Dril-Quip, Inc. (I)	1,221	73,944
ENGlobal Corp. (I)	4,600	4,738
Era Group, Inc. (I)	4,560	42,773
Exterran Corp. (I)	6,165	95,311
FMC Technologies, Inc. (I)	17,618	482,028
Forum Energy Technologies, Inc. (I)	59,779	789,083
Gulf Island Fabrication, Inc.	3,019	23,699
Gulfmark Offshore, Inc., Class A (I)(L)	5,053	31,177
Helix Energy Solutions Group, Inc. (I)	55,038	308,213
Helmerich & Payne, Inc. (L)	8,766	514,740
Hornbeck Offshore Services, Inc. (I)	5,300	52,629
Matrix Service Company (I)	2,731	48,339
McDermott International, Inc. (I)	20,409	83,473
Mitcham Industries, Inc. (I)	2,431	7,439
Nabors Industries, Ltd.	33,513	308,320
Natural Gas Services Group, Inc. (I)	2,620	56,671
Newpark Resources, Inc. (I)	12,359	53,391
Noble Corp. PLC (L)	16,058	166,200
Oceaneering International, Inc.	8,109	269,543
Oil States International, Inc. (I)	1,288	40,598
Pacific Drilling SA (I)(L)	34,499	16,905
Parker Drilling Company (I)	22,288	47,251
Patterson-UTI Energy, Inc.	16,903	297,831
PHI, Inc. (I)	3,660	69,137
PHI, Inc. (I)	443	8,377
Pioneer Energy Services Corp. (I)	13,400	29,480
Precision Drilling Corp. (L)	135,131	567,550
Rowan Companies PLC, Class A	14,692	236,541
RPC, Inc. (L)	5,941	84,243
SEACOR Holdings, Inc. (I)	3,829	208,489
Superior Energy Services, Inc.	15,724	210,544
Tesco Corp.	9,436	81,244
TETRA Technologies, Inc. (I)	11,674	74,130
Tidewater, Inc. (I)(L)	8,035	54,879
Transocean, Ltd. (L)	13,569	124,021
Unit Corp. (I)	9,506	83,748
Weatherford International PLC (I)	10,239	79,659
		6,142,004
Oil, gas and consumable fuels - 1.7%
Adams Resources & Energy, Inc.	724	28,946
Alon USA Energy, Inc.	7,477	77,163
Bill Barrett Corp. (I)(L)	4,721	29,365
Bonanza Creek Energy, Inc. (I)	3,889	6,184
Callon Petroleum Company (I)	9,369	82,916
Clayton Williams Energy, Inc. (I)	1,167	10,410
Cloud Peak Energy, Inc. (I)(L)	3,741	7,295
Comstock Resources, Inc. (I)(L)	9,273	7,098
Contango Oil & Gas Company (I)	3,786	44,637
CVR Energy, Inc. (L)	2,759	72,010
Delek US Holdings, Inc.	7,310	111,404
Denbury Resources, Inc. (L)	38,287	84,997
DHT Holdings, Inc.	3,733	21,502
Dorian LPG, Ltd. (I)	56	526
EnLink Midstream LLC	540	6,075
GasLog, Ltd. (L)	1,604	15,623
Gastar Exploration, Inc. (I)	1,880	2,068
Green Plains, Inc.	7,544	120,402
HollyFrontier Corp.	1,468	51,850
Newfield Exploration Company (I)	29,773	989,952
Northern Oil and Gas, Inc. (I)	13,166	52,532
Oasis Petroleum, Inc. (I)	597	4,346
Overseas Shipholding Group, Inc., Class A	470	884
Overseas Shipholding Group, Inc., Class B	4,700	10,105
Panhandle Oil and Gas, Inc., Class A	2,510	43,448
PBF Energy, Inc., Class A	8,081	268,289
PDC Energy, Inc. (I)	884	52,554
Peabody Energy Corp. (L)	1,841	4,271
Range Resources Corp. (L)	3,927	127,156
Renewable Energy Group, Inc. (I)	2,214	20,900
Rex Energy Corp. (I)(L)	5,655	4,345
Rice Energy, Inc. (I)	793	11,070
RSP Permian, Inc. (I)	2,122	61,623
Scorpio Tankers, Inc.	136,470	795,607
SemGroup Corp., Class A	61	1,366
Ship Finance International, Ltd. (L)	1,300	18,057
SM Energy Company (L)	2,304	43,177
Stone Energy Corp. (I)(L)	9,615	7,596
Synergy Resources Corp. (I)	3,689	28,664
Teekay Corp.	286	2,477
Teekay Tankers, Ltd., Class A	1,778	6,525
VAALCO Energy, Inc. (I)	8,997	8,457
Warren Resources, Inc. (I)(L)	4,773	814
Western Refining, Inc.	7,063	205,463
Whiting Petroleum Corp. (I)(L)	7,683	61,310
WPX Energy, Inc. (I)	9,097	63,588
		3,675,047
		9,817,051
Financials - 25.2%
Banks - 11.6%
1st Source Corp.	3,993	127,137
Access National Corp.	1,661	32,938
American National Bankshares, Inc.	1,848	46,810
American River Bankshares (I)	2,249	22,850
Ameris Bancorp	1,681	49,724
Associated Banc-Corp.	21,211	380,525
BancFirst Corp.	1,402	79,956
BancorpSouth, Inc.	1,849	39,402
Bank of Commerce Holdings	3,606	22,898
Bank of the Ozarks, Inc.	31,860	1,337,164
BankUnited, Inc.	35,724	1,230,335
Bar Harbor Bankshares	1,000	33,220
BBCN Bancorp, Inc.	8,868	134,705
BCB Bancorp, Inc.	1,477	14,785
Berkshire Hills Bancorp, Inc.	4,748	127,674
BOK Financial Corp. (L)	2,683	146,545
Boston Private Financial Holdings, Inc.	9,773	111,901
Brookline Bancorp, Inc.	15,129	166,570
Bryn Mawr Bank Corp.	1,969	50,662
C&F Financial Corp.	627	23,951

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
California First National Bancorp	1,653	$21,737
Camden National Corp.	1,148	48,216
Capital Bank Financial Corp., Class A	494	15,240
Capital City Bank Group, Inc.	3,946	57,572
Cardinal Financial Corp.	4,331	88,136
Cascade Bancorp (I)	79	451
CenterState Banks, Inc.	3,102	46,189
Central Pacific Financial Corp.	3,754	81,725
Century Bancorp, Inc., Class A	836	32,529
Chemical Financial Corp.	3,570	127,413
Chemung Financial Corp.	966	25,454
City Holding Company	2,400	114,672
CNB Financial Corp.	1,962	34,512
CoBiz Financial, Inc.	5,646	66,736
Columbia Banking System, Inc.	4,816	144,095
Community Bank Systems, Inc.	3,485	133,162
Community Trust Bancorp, Inc.	2,447	86,428
ConnectOne Bancorp, Inc.	577	9,434
Customers Bancorp, Inc. (I)	500	11,815
CVB Financial Corp.	7,961	138,919
Eagle Bancorp, Inc. (I)	95	4,560
East West Bancorp, Inc.	33,951	1,102,728
Eastern Virginia Bankshares, Inc.	2,996	20,043
Enterprise Bancorp, Inc.	236	6,193
Enterprise Financial Services Corp.	2,969	80,282
Farmers Capital Bank Corp.	1,551	40,977
FCB Financial Holdings, Inc., Class A (I)	509	16,929
Fidelity Southern Corp.	3,081	49,419
Financial Institutions, Inc.	1,481	43,053
First BanCorp (I)	40,964	119,615
First Bancorp North Carolina	4,396	82,865
First Bancorp, Inc.	1,769	34,513
First Busey Corp.	4,206	86,139
First Business Financial Services, Inc.	1,366	31,322
First Commonwealth Financial Corp.	15,940	141,228
First Community Bancshares, Inc.	4,630	91,859
First Connecticut Bancorp, Inc.	3,963	63,249
First Financial Bancorp	4,968	90,318
First Financial Corp.	1,877	64,212
First Interstate BancSystem, Inc., Class A	1,660	46,696
First Merchants Corp.	4,679	110,284
First Midwest Bancorp, Inc.	7,500	135,150
First NBC Bank Holding Company (I)	102	2,100
First South Bancorp, Inc.	1,628	13,431
FirstMerit Corp.	11,859	249,632
Flushing Financial Corp.	4,247	91,820
FNB Corp.	7,742	100,723
Fulton Financial Corp.	18,259	244,305
German American Bancorp, Inc.	1,901	61,212
Glacier Bancorp, Inc.	48,127	1,223,388
Great Southern Bancorp, Inc.	2,054	76,265
Great Western Bancorp, Inc.	26,384	719,492
Guaranty Bancorp	3,284	50,771
Hancock Holding Company	5,231	120,104
Hanmi Financial Corp.	4,672	102,877
Heartland Financial USA, Inc.	2,428	74,758
Heritage Commerce Corp.	2,996	29,990
Heritage Financial Corp.	1,481	26,021
Hilltop Holdings, Inc. (I)	6,327	119,454
Horizon Bancorp	1,444	35,696
IBERIABANK Corp.	19,624	1,006,122
Independent Bank Corp. (MA) (L)	2,831	130,113
Independent Bank Corp. (MI)	206	2,997
International Bancshares Corp.	8,607	212,249
Investors Bancorp, Inc.	28,994	337,490
Lakeland Bancorp, Inc.	4,261	43,249
Lakeland Financial Corp.	2,332	106,759
LegacyTexas Financial Group, Inc.	3,326	65,356
Macatawa Bank Corp.	8,394	52,463
MainSource Financial Group, Inc.	4,125	86,996
MBT Financial Corp.	3,223	25,945
Mercantile Bank Corp.	1,266	28,384
Merchants Bancshares, Inc.	1,017	30,246
MidSouth Bancorp, Inc.	1,822	13,902
MidWestOne Financial Group, Inc.	1,343	36,865
National Bank Holdings Corp., Class A	117	2,386
National Penn Bancshares, Inc. (L)	6,551	69,703
NBT Bancorp, Inc.	3,823	103,030
Northrim BanCorp, Inc.	1,530	36,582
Norwood Financial Corp.	792	21,669
OFG Bancorp	6,515	45,540
Old National Bancorp	9,994	121,827
Old Second Bancorp, Inc. (I)	2,721	19,510
Opus Bank	694	23,596
Pacific Continental Corp.	2,749	44,341
Pacific Mercantile Bancorp (I)	2,510	17,570
Pacific Premier Bancorp, Inc. (I)	1,266	27,054
Park Sterling Corp.	10,501	70,042
Peapack Gladstone Financial Corp.	1,625	27,463
Penns Woods Bancorp, Inc.	792	30,524
People’s United Financial, Inc. (L)	33,316	530,724
Peoples Bancorp, Inc.	2,153	42,070
Pinnacle Financial Partners, Inc.	23,423	1,149,132
Popular, Inc.	4,220	120,734
Preferred Bank	1,883	56,961
Premier Financial Bancorp, Inc.	2,052	32,340
PrivateBancorp, Inc.	33,897	1,308,424
Prosperity Bancshares, Inc.	5,302	245,960
QCR Holdings, Inc.	1,521	36,276
Renasant Corp.	5,299	174,390
Republic Bancorp, Inc., Class A	4,422	114,220
Republic First Bancorp, Inc. (I)	3,612	15,207
S&T Bancorp, Inc.	4,287	110,433
Sandy Spring Bancorp, Inc.	3,480	96,848
Seacoast Banking Corp. of Florida (I)	688	10,864
Shore Bancshares, Inc.	2,225	26,656
Sierra Bancorp	2,175	39,476
Simmons First National Corp., Class A	800	36,056
South State Corp.	1,504	96,602
Southern National Bancorp of Virginia, Inc.	1,959	23,351
Southside Bancshares, Inc.	422	11,002
Southwest Bancorp, Inc.	4,604	69,290
State Bank Financial Corp.	1,119	22,111
Sterling Bancorp	10,173	162,056
Stock Yards Bancorp, Inc. (I)	1,086	41,844
Suffolk Bancorp	1,938	48,915
Sun Bancorp, Inc. (I)	282	5,840
Synovus Financial Corp. (I)	41,918	1,211,849
Talmer Bancorp, Inc., Class A	1,193	21,581
TCF Financial Corp.	13,821	169,445
The Bancorp, Inc. (I)	3,062	17,515
Tompkins Financial Corp.	2,251	144,064
Towne Bank (L)	7,025	134,810
TriCo Bancshares	400	10,128
Trustmark Corp.	6,295	144,974
Umpqua Holdings Corp.	19,052	302,165

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Union Bankshares Corp.	6,132	$151,031
Union Bankshares, Inc.	798	22,799
United Community Banks, Inc.	2,323	42,906
Univest Corp. of Pennsylvania	3,806	74,255
Valley National Bancorp	9,948	94,904
Washington Trust Bancorp, Inc.	2,598	96,957
Webster Financial Corp.	30,561	1,097,140
WesBanco, Inc.	6,177	183,519
West Bancorp, Inc.	2,345	42,749
Western Alliance Bancorp (I)	45,917	1,532,709
Wilshire Bancorp, Inc.	5,039	51,902
Wintrust Financial Corp.	6,749	299,251
Yadkin Financial Corp.	1,441	34,108
Zions Bancorporation	20,614	499,065
		25,115,441
Capital markets - 2.2%
Calamos Asset Management, Inc., Class A	4,844	41,126
Cowen Group, Inc., Class A (I)(L)	27,926	106,398
E*TRADE Financial Corp. (I)	57,913	1,418,289
Evercore Partners, Inc., Class A	20,460	1,058,805
INTL. FCStone, Inc. (I)	4,806	128,464
Investment Technology Group, Inc.	2,461	54,388
Janus Capital Group, Inc.	87,395	1,278,589
KCG Holdings, Inc., Class A (I)	937	11,197
Legg Mason, Inc.	12,494	433,292
Oppenheimer Holdings, Inc., Class A	3,213	50,701
Piper Jaffray Companies (I)	800	39,648
Stifel Financial Corp. (I)	4,197	124,231
Virtus Investment Partners, Inc.	151	11,795
		4,756,923
Consumer finance - 0.2%
Asta Funding, Inc. (I)	2,925	26,062
Cash America International, Inc.	3,600	139,104
Emergent Capital, Inc. (I)(L)	5,828	23,429
Encore Capital Group, Inc. (I)(L)	2,320	59,717
Green Dot Corp., Class A (I)	778	17,871
Navient Corp.	4,932	59,036
Nelnet, Inc., Class A	4,156	163,622
Nicholas Financial, Inc. (I)	75	809
The First Marblehead Corp. (I)	834	3,169
		492,819
Diversified financial services - 0.2%
BBX Capital Corp., Class A (I)	241	3,846
Leucadia National Corp.	10,507	169,898
Marlin Business Services Corp.	1,698	24,298
Nasdaq, Inc.	1,000	66,380
NewStar Financial, Inc. (I)	8,366	73,203
PICO Holdings, Inc. (I)	2,493	25,503
Resource America, Inc., Class A	3,450	19,907
TheStreet, Inc.	4,157	5,155
		388,190
Insurance - 6.7%
Allied World Assurance Company
Holdings AG	13,195	461,033
Ambac Financial Group, Inc. (I)	1,536	24,269
American Equity Investment Life
Holding Company	9,734	163,531
American Financial Group, Inc.	24,217	1,704,150
American Independence Corp. (I)	1,482	29,492
American National Insurance Company	3,349	386,810
AMERISAFE, Inc.	2,429	127,620
Argo Group International Holdings, Ltd.	4,873	279,661
Aspen Insurance Holdings, Ltd.	9,500	453,150
Assurant, Inc.	8,341	643,508
Assured Guaranty, Ltd.	14,494	366,698
Axis Capital Holdings, Ltd.	10,564	585,879
Baldwin & Lyons, Inc., Class B	2,973	73,166
CNO Financial Group, Inc.	93,801	1,680,914
Donegal Group, Inc., Class A	4,559	65,558
EMC Insurance Group, Inc.	4,539	116,425
Employers Holdings, Inc.	2,717	76,456
Endurance Specialty Holdings, Ltd.	7,093	463,457
FBL Financial Group, Inc., Class A	4,495	276,532
Federated National Holding Company	1,090	21,429
First Acceptance Corp. (I)	7,986	14,375
Global Indemnity PLC (I)	2,945	91,678
Greenlight Capital Re, Ltd., Class A (I)	2,616	57,003
Hallmark Financial Services, Inc. (I)	4,008	46,092
Heritage Insurance Holdings, Inc.	657	10,492
Horace Mann Educators Corp.	24,726	783,567
Independence Holding Company	3,958	63,011
Investors Title Company	438	39,889
Kemper Corp.	9,743	288,101
Maiden Holdings, Ltd.	14,084	182,247
MBIA, Inc. (I)	20,310	179,744
National Western Life Group, Inc., Class A	888	204,799
Old Republic International Corp.	7,110	129,971
ProAssurance Corp.	1,744	88,246
Reinsurance Group of America, Inc.	6,635	638,619
RenaissanceRe Holdings, Ltd.	2,408	288,551
Safety Insurance Group, Inc.	1,060	60,484
Selective Insurance Group, Inc.	5,508	201,648
State Auto Financial Corp.	4,187	92,365
Stewart Information Services Corp.	4,753	172,439
The Hanover Insurance Group, Inc.	20,469	1,846,713
The Navigators Group, Inc. (I)	2,644	221,752
The Phoenix Companies, Inc. (I)	1,081	39,824
United Fire Group, Inc.	2,908	127,429
Validus Holdings, Ltd.	11,591	546,979
White Mountains Insurance Group, Ltd.	82	65,813
		14,481,569
Real estate investment trusts - 1.7%
Cousins Properties, Inc.	113,500	1,178,130
CubeSmart	44,978	1,497,767
The GEO Group, Inc.	27,484	952,870
		3,628,767
Real estate management and development - 1.1%
Alexander & Baldwin, Inc.	3,520	129,114
AV Homes, Inc. (I)	1,798	20,425
Forestar Group, Inc. (I)	1,413	18,426
FRP Holdings, Inc. (I)	1,350	48,060
Griffin Industrial Realty, Inc.	892	21,908
Jones Lang LaSalle, Inc.	7,107	833,793
Kennedy-Wilson Holdings, Inc.	44,098	965,746
Realogy Holdings Corp. (I)	11,143	402,374
Stratus Properties, Inc. (I)	1,025	24,354
The St. Joe Company (I)	841	14,423
		2,478,623
Thrifts and mortgage finance - 1.5%
ASB Bancorp, Inc. (I)	799	19,368
Astoria Financial Corp.	18,702	296,240
Bank Mutual Corp.	10,661	80,704

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
BankFinancial Corp.	4,835	$57,150
Beneficial Bancorp, Inc. (I)	292	3,997
Cape Bancorp, Inc.	2,925	39,312
Capitol Federal Financial, Inc.	21,504	285,143
Chicopee Bancorp, Inc.	783	13,812
Dime Community Bancshares, Inc.	5,215	91,888
ESSA Bancorp, Inc.	897	12,101
EverBank Financial Corp.	5,850	88,277
Federal Agricultural Mortgage Corp., Class C	1,713	64,631
First Defiance Financial Corp.	2,186	83,964
First Financial Northwest, Inc.	3,879	51,086
Flagstar Bancorp, Inc. (I)	10,983	235,695
Fox Chase Bancorp, Inc.	2,071	40,012
HF Financial Corp.	1,526	27,468
Hingham Institution for Savings	425	50,622
Home Bancorp, Inc.	1,668	44,719
HomeStreet, Inc. (I)	1,732	36,043
HopFed Bancorp, Inc.	1,799	20,599
Kearny Financial Corp.	165	2,038
Lake Sunapee Bank Group	1,485	20,760
Meridian Bancorp, Inc.	1,625	22,620
Meta Financial Group, Inc.	965	44,004
Northeast Community Bancorp, Inc.	1,932	13,060
Northfield Bancorp, Inc.	6,576	108,109
Northwest Bancshares, Inc.	7,698	104,000
OceanFirst Financial Corp.	2,476	43,776
Oritani Financial Corp.	7,033	119,350
PHH Corp. (I)	10,506	131,745
Provident Financial Holdings, Inc.	1,778	30,315
Provident Financial Services, Inc.	4,435	89,543
Prudential Bancorp, Inc.	1,696	24,287
Pulaski Financial Corp.	1,912	30,879
Riverview Bancorp, Inc.	5,483	23,029
SI Financial Group, Inc.	2,433	33,892
Southern Missouri Bancorp, Inc.	1,012	24,308
Territorial Bancorp, Inc.	1,722	44,875
TierOne Corp. (I)	2,328	1
TrustCo Bank Corp.	13,738	83,252
United Community Financial Corp.	10,961	64,341
United Financial Bancorp, Inc. (I)	4,950	62,321
Walker & Dunlop, Inc. (I)	1,536	37,279
Washington Federal, Inc.	8,550	193,658
Waterstone Financial, Inc.	3,678	50,315
Westfield Financial, Inc.	4,152	35,001
WSFS Financial Corp.	5,097	165,754
		3,245,343
		54,587,675
Health care - 7.7%
Biotechnology - 0.4%
AMAG Pharmaceuticals, Inc. (I)	17,461	408,587
Catalyst Biosciences, Inc.	793	1,332
Emergent BioSolutions, Inc. (I)	5,004	181,895
Retrophin, Inc. (I)	19,142	261,480
Trius Therapeutics, Inc. (I)	1,482	163
		853,457
Health care equipment and supplies - 2.7%
Alere, Inc. (I)	13,526	684,551
Alphatec Holdings, Inc. (I)	8,403	2,017
Analogic Corp.	15,249	1,204,823
AngioDynamics, Inc. (I)	8,277	101,724
CONMED Corp.	3,500	146,790
CryoLife, Inc.	4,002	43,022
Cynosure, Inc., Class A (I)	1,873	82,637
Exactech, Inc. (I)	1,991	40,338
Globus Medical, Inc., Class A (I)	45,588	1,082,715
Greatbatch, Inc. (I)	3,335	118,859
Haemonetics Corp. (I)	3,199	111,901
Halyard Health, Inc. (I)	742	21,318
Hill-Rom Holdings, Inc.	25,655	1,290,447
Invacare Corp. (L)	3,396	44,725
Kewaunee Scientific Corp.	83	1,382
LeMaitre Vascular, Inc.	70	1,086
Merit Medical Systems, Inc. (I)	6,737	124,567
Misonix, Inc. (I)	500	3,040
Nuvectra Corp. (I)	1,111	6,011
RTI Surgical, Inc. (I)	4,931	19,724
SeaSpine Holdings Corp. (I)	580	8,491
Span-America Medical Systems, Inc.	684	13,003
Symmetry Surgical, Inc. (I)	1,627	16,042
Wright Medical Group NV (I)	36,453	605,120
		5,774,333
Health care providers and services - 2.6%
Aceto Corp.	4,420	104,135
Air Methods Corp. (I)	1,770	64,109
Almost Family, Inc. (I)	2,180	81,183
Amsurg Corp. (I)	5,246	391,352
Centene Corp. (I)	1,813	111,634
Community Health Systems, Inc. (I)	25,248	467,340
Cross Country Healthcare, Inc. (I)	5,005	58,208
Digirad Corp.	3,100	15,376
Five Star Quality Care, Inc. (I)	8,754	20,047
Hanger, Inc. (I)	2,811	18,272
Healthways, Inc. (I)	5,277	53,245
Interpace Diagnostics Group, Inc. (I)	619	155
Kindred Healthcare, Inc.	9,022	111,422
LHC Group, Inc. (I)	2,725	96,901
LifePoint Health, Inc. (I)	20,523	1,421,218
Magellan Health Services, Inc. (I)	4,928	334,759
Medcath Corp. (I)	3,806	1,903
Molina Healthcare, Inc. (I)	5,319	343,022
National HealthCare Corp.	3,289	204,905
Owens & Minor, Inc.	5,919	239,246
PharMerica Corp. (I)	6,796	150,260
Select Medical Holdings Corp. (I)	22,120	261,237
Team Health Holdings, Inc. (I)	21,635	904,559
The Providence Service Corp. (I)	722	36,873
Triple-S Management Corp., Class B (I)	3,459	85,991
Universal American Corp.	12,572	89,764
		5,667,116
Health care technology - 0.4%
Allscripts Healthcare Solutions, Inc. (I)	1,124	14,848
Arrhythmia Research Technology, Inc. (I)	200	850
HMS Holdings Corp. (I)	57,630	826,991
Omnicell, Inc. (I)	1,102	30,713
		873,402
Life sciences tools and services - 0.6%
Affymetrix, Inc. (I)(L)	1,955	27,390
Bio-Techne Corp.	12,182	1,151,443
Harvard Bioscience, Inc. (I)	6,562	19,817
Luminex Corp. (I)	28	543
		1,199,193

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals - 1.0%
Amphastar Pharmaceuticals, Inc. (I)	903	$10,836
Cumberland Pharmaceuticals, Inc. (I)	956	4,292
Forest Laboratories, Inc. (I)	767	0
FRD Acquisition Company (I)	5,160	3,493
Impax Laboratories, Inc. (I)	28,920	926,018
Phibro Animal Health Corp., Class A	31,729	857,952
Prestige Brands Holdings, Inc. (I)	8,835	471,701
		2,274,292
		16,641,793
Industrials - 18.5%
Aerospace and defense - 0.7%
AAR Corp.	7,400	172,198
Aerovironment, Inc. (I)	748	21,183
CPI Aerostructures, Inc. (I)	1,400	10,262
Cubic Corp.	2,425	96,903
Curtiss-Wright Corp.	5,361	405,667
DigitalGlobe, Inc. (I)	1,973	34,133
Ducommun, Inc. (I)	2,274	34,679
Engility Holdings, Inc. (I)	2,470	46,337
KLX, Inc. (I)	238	7,649
Kratos Defense &
Security Solutions, Inc. (I)(L)	13,485	66,751
LMI Aerospace, Inc. (I)	2,295	19,530
Moog, Inc., Class A (I)	2,133	97,435
National Presto Industries, Inc. (L)	138	11,556
Orbital ATK, Inc.	2,139	185,965
SIFCO Industries, Inc. (I)	1,000	9,290
Sparton Corp. (I)	2,053	36,933
Triumph Group, Inc.	5,351	168,449
Vectrus, Inc. (I)	325	7,394
		1,432,314
Air freight and logistics - 0.8%
Air Transport Services Group, Inc. (I)	14,569	224,071
Atlas Air Worldwide Holdings, Inc. (I)	3,546	149,889
Forward Air Corp.	22,908	1,038,191
Hub Group, Inc., Class A (I)	5,439	221,857
		1,634,008
Airlines - 0.1%
Copa Holdings SA, Class A (L)	1,301	88,143
SkyWest, Inc.	9,770	195,302
		283,445
Building products - 1.8%
Apogee Enterprises, Inc.	33,134	1,454,251
Continental Building Products, Inc. (I)	675	12,528
Gibraltar Industries, Inc. (I)	5,765	164,879
Griffon Corp.	12,566	194,145
Insteel Industries, Inc.	2,944	89,998
Owens Corning	6,528	308,644
Quanex Building Products Corp.	5,950	103,292
Simpson Manufacturing Company, Inc.	4,345	165,849
Trex Company, Inc. (I)	26,448	1,267,653
Universal Forest Products, Inc.	2,665	228,710
		3,989,949
Commercial services and supplies - 3.7%
ABM Industries, Inc.	4,733	152,923
ACCO Brands Corp. (I)	4,800	43,104
Acme United Corp.	733	11,977
ARC Document Solutions, Inc. (I)	3,098	13,941
Brady Corp., Class A	1,668	44,769
CECO Environmental Corp.	1,395	8,663
Clean Harbors, Inc. (I)	4,110	202,787
Covanta Holding Corp.	13,776	232,263
Ennis, Inc.	5,887	115,091
Essendant, Inc.	3,431	109,552
Fuel Tech, Inc. (I)	1,802	3,154
G&K Services, Inc., Class A	456	33,402
Heritage-Crystal Clean, Inc. (I)	1,877	18,657
Intersections, Inc. (I)	1,976	4,861
Kimball International, Inc., Class B	3,080	34,958
Matthews International Corp., Class A	3,110	160,072
McGrath RentCorp	5,082	127,457
Mobile Mini, Inc.	36,121	1,192,715
NL Industries, Inc. (I)	3,260	7,368
Pitney Bowes, Inc.	47,420	1,021,427
Quad/Graphics, Inc.	266	3,442
Steelcase, Inc., Class A	368	5,491
Team, Inc. (I)	26,124	793,647
Tetra Tech, Inc.	5,782	172,419
The ADT Corp.	16,309	672,909
TRC Companies, Inc. (I)	4,523	32,792
UniFirst Corp.	2,303	251,303
US Ecology, Inc.	320	14,131
Versar, Inc. (I)	2,242	5,426
Viad Corp.	4,609	134,398
Virco Manufacturing Corp. (I)	1,200	3,696
VSE Corp.	1,317	89,411
Waste Connections, Inc.	36,299	2,344,552
		8,062,758
Construction and engineering - 2.8%
AECOM (I)	14,721	453,260
Aegion Corp. (I)	4,648	98,026
Ameresco, Inc., Class A (I)	6,918	32,999
Argan, Inc.	2,078	73,062
Comfort Systems USA, Inc.	2,238	71,101
Dycom Industries, Inc. (I)	33,113	2,141,418
EMCOR Group, Inc.	2,011	97,735
Fluor Corp.	11,288	606,166
Granite Construction, Inc.	2,727	130,351
Great Lakes Dredge & Dock Corp. (I)	13,300	59,318
Integrated Electrical Services, Inc. (I)	753	11,047
Jacobs Engineering Group, Inc. (I)	11,817	514,630
Layne Christensen Company (I)	3,312	23,813
MasTec, Inc. (I)	4,234	85,696
MYR Group, Inc. (I)	2,883	72,392
Northwest Pipe Company (I)	1,706	15,729
Orion Marine Group, Inc. (I)	4,263	22,082
Primoris Services Corp.	43,127	1,047,986
Quanta Services, Inc. (I)	13,972	315,208
Sterling Construction Company, Inc. (I)	3,771	19,421
Tutor Perini Corp. (I)	8,984	139,611
		6,031,051
Electrical equipment - 1.0%
Babcock & Wilcox Enterprises, Inc. (I)	837	17,912
Encore Wire Corp.	3,894	151,593
EnerSys	24,258	1,351,656
Franklin Electric Company, Inc.	2,573	82,773
Generac Holdings, Inc. (I)	2,499	93,063
General Cable Corp.	2,090	25,519
Global Power Equipment Group, Inc. (I)	4,171	8,342
LSI Industries, Inc.	4,131	48,539
Orion Energy Systems, Inc. (I)	3,553	4,939

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Powell Industries, Inc.	1,610	$47,994
PowerSecure International, Inc. (I)	3,120	58,313
Preformed Line Products Company	984	35,936
Regal Beloit Corp.	1,734	109,398
SL Industries, Inc. (I)	1,600	54,400
Thermon Group Holdings, Inc. (I)	186	3,266
Ultralife Corp. (I)	1,984	10,158
		2,103,801
Industrial conglomerates - 0.0%
Raven Industries, Inc.	1,088	17,430
Machinery - 3.0%
Actuant Corp., Class A	4,491	110,973
AGCO Corp.	12,181	605,396
Alamo Group, Inc.	2,127	118,495
Albany International Corp., Class A	34,641	1,302,155
Altra Industrial Motion Corp.	972	27,002
American Railcar Industries, Inc. (L)	2,773	112,944
Astec Industries, Inc.	4,145	193,447
Barnes Group, Inc.	4,518	158,266
Briggs & Stratton Corp.	6,092	145,721
CIRCOR International, Inc.	909	42,169
Columbus McKinnon Corp.	2,978	46,933
Douglas Dynamics, Inc.	3,168	72,579
Dynamic Materials Corp.	2,005	12,992
EnPro Industries, Inc.	2,365	136,413
ESCO Technologies, Inc.	5,154	200,903
Federal Signal Corp.	10,128	134,297
Gencor Industries, Inc. (I)	1,400	20,468
Hardinge, Inc.	1,500	18,705
Hurco Companies, Inc.	1,492	49,221
Hyster-Yale Materials Handling, Inc.	970	64,602
ITT Corp.	6,243	230,304
Key Technology, Inc. (I)	641	4,372
LB Foster Company, Class A	1,699	30,854
Lydall, Inc. (I)	2,409	78,341
Manitowoc Foodservice, Inc. (I)	3,181	46,888
MFRI, Inc. (I)	1,100	7,700
Miller Industries, Inc.	2,106	42,710
Mueller Industries, Inc.	5,290	155,632
NN, Inc.	2,376	32,504
Oshkosh Corp.	5,074	207,374
RBC Bearings, Inc. (I)	279	20,440
Standex International Corp.	36	2,801
Supreme Industries, Inc., Class A	3,651	32,275
Terex Corp.	493	12,266
The Eastern Company	1,471	24,154
The Greenbrier Companies, Inc. (L)	4,203	116,171
The LS Starrett Company, Class A	1,530	15,836
The Manitowoc Company, Inc.	3,181	13,774
Titan International, Inc.	1,100	5,918
TriMas Corp. (I)	1,277	22,373
Trinity Industries, Inc.	17,414	318,850
Twin Disc, Inc.	1,650	16,715
Valmont Industries, Inc.	1,809	224,027
Wabash National Corp. (I)	3,712	48,998
Watts Water Technologies, Inc., Class A	20,745	1,143,672
Woodward, Inc.	1,435	74,649
		6,503,279
Marine - 0.3%
Kirby Corp. (I)	4,773	287,764
Matson, Inc.	6,896	277,012
Ultrapetrol Bahamas, Ltd. (I)	15,837	4,276
		569,052
Professional services - 1.0%
CBIZ, Inc. (I)	10,531	106,258
CDI Corp.	4,408	27,682
CRA International, Inc. (I)	2,371	46,566
Franklin Covey Company (I)	830	14,600
FTI Consulting, Inc. (I)	7,438	264,123
GP Strategies Corp. (I)	750	20,550
Heidrick & Struggles International, Inc.	4,283	101,507
Hill International, Inc. (I)	9,256	31,193
Huron Consulting Group, Inc. (I)	1,108	64,475
ICF International, Inc. (I)	4,587	157,655
Kelly Services, Inc., Class A	6,833	130,647
Korn/Ferry International	8,952	253,252
ManpowerGroup, Inc.	6,503	529,474
Mistras Group, Inc. (I)	781	19,345
Navigant Consulting, Inc. (I)	9,227	145,879
On Assignment, Inc. (I)	1,599	59,035
RCM Technologies, Inc.	300	1,593
Resources Connection, Inc.	9,420	146,575
RPX Corp. (I)	4,949	55,726
TrueBlue, Inc. (I)	2,519	65,872
		2,242,007
Road and rail - 2.3%
AMERCO	1,072	383,036
ArcBest Corp.	3,836	82,819
Avis Budget Group, Inc. (I)	12,123	331,685
Celadon Group, Inc.	52,545	550,672
Covenant Transportation
Group, Inc., Class A (I)	2,929	70,853
Genesee & Wyoming, Inc., Class A (I)	1,978	124,021
Heartland Express, Inc. (L)	48,347	896,837
Knight Transportation, Inc.	5,827	152,376
Marten Transport, Ltd.	7,428	139,052
Old Dominion Freight Line, Inc. (I)	19,717	1,372,698
P.A.M. Transportation Services, Inc. (I)	1,626	50,081
Patriot Transportation Holding, Inc. (I)	450	9,099
Providence and Worcester Railroad Company	815	11,736
Roadrunner Transportation Systems, Inc. (I)	600	7,476
Ryder System, Inc.	7,723	500,296
Saia, Inc. (I)	3,963	111,558
Swift Transportation Company (I)	2,092	38,974
USA Truck, Inc. (I)	2,076	39,112
Werner Enterprises, Inc.	5,765	156,577
		5,028,958
Trading companies and distributors - 1.0%
Air Lease Corp.	8,630	277,196
Applied Industrial Technologies, Inc.	3,869	167,915
Beacon Roofing Supply, Inc. (I)	3,873	158,832
CAI International, Inc. (I)	3,456	33,385
GATX Corp.	6,698	318,155
H&E Equipment Services, Inc.	786	13,779
Houston Wire & Cable Company	3,039	21,243
Kaman Corp.	2,465	105,231
Lawson Products, Inc. (I)	591	11,572
MRC Global, Inc. (I)	6,534	85,857
Rush Enterprises, Inc., Class A (I)	5,802	105,828
Rush Enterprises, Inc., Class B (I)	9,790	178,765
TAL International Group, Inc. (I)	5,250	81,060
Titan Machinery, Inc. (I)	2,816	32,553

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Transcat, Inc. (I)	1,532	$15,534
United Rentals, Inc. (I)	5,936	369,160
WESCO International, Inc. (I)	2,940	160,730
Willis Lease Finance Corp. (I)	406	8,766
		2,145,561
Transportation infrastructure - 0.0%
Macquarie Infrastructure Company LLC	504	33,990
		40,077,603
Information technology - 16.2%
Communications equipment - 0.8%
ADTRAN, Inc.	2,899	58,618
ARRIS International PLC (I)	17,951	411,437
Bel Fuse, Inc., Class B	1,641	23,959
Black Box Corp.	2,530	34,079
Brocade Communications Systems, Inc.	8,680	91,834
Calix, Inc. (I)	1,388	9,841
Communications Systems, Inc.	1,800	13,230
Comtech Telecommunications Corp.	3,221	75,275
Digi International, Inc. (I)	4,813	45,387
EchoStar Corp., Class A (I)	6,591	291,915
Finisar Corp. (I)	9,148	166,860
Harmonic, Inc. (I)	1,802	5,893
Ixia (I)	4,426	55,148
NETGEAR, Inc. (I)	3,913	157,968
Oclaro, Inc. (I)(L)	5,040	27,216
Optical Cable Corp.	931	2,281
Polycom, Inc. (I)	17,453	194,601
RELM Wireless Corp. (I)	2,100	9,492
TESSCO Technologies, Inc.	1,750	29,138
Viavi Solutions, Inc. (I)	4,961	34,032
Westell Technologies, Inc., Class A (I)	8,500	9,945
		1,748,149
Electronic equipment, instruments and components - 4.9%
ADDvantage Technologies Group, Inc. (I)	428	809
Anixter International, Inc. (I)	1,580	82,334
Arrow Electronics, Inc. (I)	10,670	687,255
Avnet, Inc.	14,296	633,313
AVX Corp.	27,639	347,422
Belden, Inc.	14,775	906,890
Benchmark Electronics, Inc. (I)	6,843	157,731
Checkpoint Systems, Inc. (I)	9,467	95,806
Coherent, Inc. (I)	11,180	1,027,442
CTS Corp.	4,099	64,518
Daktronics, Inc.	1,238	9,780
DTS, Inc. (I)	258	5,619
Electro Rent Corp.	3,773	34,938
Electro Scientific Industries, Inc. (I)	4,104	29,344
ePlus, Inc. (I)	1,364	109,816
Fabrinet (I)	5,079	164,306
Flextronics International, Ltd. (I)	41,394	499,212
Frequency Electronics, Inc. (I)	1,783	17,794
II-VI, Inc. (I)	6,455	140,138
Ingram Micro, Inc., Class A	18,023	647,206
Insight Enterprises, Inc. (I)	6,853	196,270
Iteris, Inc. (I)	8,054	19,652
Itron, Inc. (I)	1,605	66,961
Jabil Circuit, Inc.	17,909	345,106
Kemet Corp. (I)	10,443	20,155
Key Tronic Corp. (I)	1,900	13,585
Kimball Electronics, Inc. (I)	5,006	55,917
Mercury Systems, Inc. (I)	8,122	164,877
Methode Electronics, Inc.	2,289	66,930
Multi-Fineline Electronix, Inc. (I)	3,796	88,105
Napco Security Technologies, Inc. (I)	1,164	7,275
Newport Corp. (I)	5,207	119,761
OSI Systems, Inc. (I)	1,504	98,497
PAR Technology Corp. (I)	3,132	20,765
Park Electrochemical Corp.	3,038	48,638
PC Connection, Inc.	4,352	112,325
PCM, Inc. (I)	3,055	24,501
Plexus Corp. (I)	3,089	122,077
QLogic Corp. (I)	17,751	238,573
Radisys Corp. (I)	5,279	20,852
RF Industries, Ltd.	120	324
Richardson Electronics, Ltd.	2,384	12,301
Rofin-Sinar Technologies, Inc. (I)	4,747	152,948
Rogers Corp. (I)	2,200	131,714
Sanmina Corp. (I)	12,969	303,215
ScanSource, Inc. (I)	2,542	102,646
SMTC Corp. (I)	490	735
SYNNEX Corp.	2,770	256,474
Systemax, Inc. (I)	7,064	61,951
Tech Data Corp. (I)	23,378	1,794,729
TTM Technologies, Inc. (I)	21,096	140,288
Vicon Industries, Inc. (I)	126	118
Vishay Intertechnology, Inc.	18,624	227,399
Vishay Precision Group, Inc. (I)	2,886	40,433
		10,737,770
Internet software and services - 0.3%
Actua Corp. (I)	1,423	12,878
Bankrate, Inc. (I)	9,842	90,251
Blucora, Inc. (I)	6,814	35,160
DHI Group, Inc. (I)	7,855	63,390
EarthLink Holdings Corp.	15,906	90,187
InterActiveCorp	618	29,095
Internap Corp. (I)	3,547	9,683
Intralinks Holdings, Inc. (I)	1,106	8,715
Limelight Networks, Inc. (I)	7,903	14,304
Monster Worldwide, Inc. (I)(L)	28,794	93,868
RealNetworks, Inc. (I)	3,943	16,009
Reis, Inc.	300	7,065
TechTarget, Inc. (I)	8,844	65,622
XO Group, Inc. (I)	3,146	50,493
		586,720
IT services - 2.3%
Acxiom Corp. (I)	5,663	121,415
CACI International, Inc., Class A (I)	5,936	633,371
Ciber, Inc. (I)	13,394	28,261
Computer Sciences Corp.	1,063	36,557
Convergys Corp.	11,147	309,552
CSG Systems International, Inc.	1,179	53,244
Datalink Corp. (I)	2,596	23,727
DST Systems, Inc.	10,430	1,176,191
Everi Holdings, Inc. (I)	1,664	3,811
ExlService Holdings, Inc. (I)	664	34,395
Jack Henry & Associates, Inc.	14,685	1,241,910
Luxoft Holding, Inc. (I)	14,162	779,335
ManTech International Corp., Class A	4,529	144,883
ModusLink Global Solutions, Inc. (I)	7,816	11,490
NCI, Inc., Class A	2,106	29,505
Perficient, Inc. (I)	2,608	56,646
StarTek, Inc. (I)	3,143	13,201

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Sykes Enterprises, Inc. (I)	8,596	$259,427
The Hackett Group, Inc.	6,123	92,580
		5,049,501
Semiconductors and semiconductor equipment - 3.9%
Advanced Energy Industries, Inc. (I)	410	14,264
Alpha & Omega Semiconductor, Ltd. (I)	4,513	53,479
Amkor Technology, Inc. (I)	9,473	55,796
Axcelis Technologies, Inc. (I)	27,071	75,799
AXT, Inc. (I)	4,229	10,446
Brooks Automation, Inc.	15,547	161,689
Cabot Microelectronics Corp.	1,129	46,187
Cascade Microtech, Inc. (I)	1,892	39,013
Cirrus Logic, Inc. (I)	4,971	180,994
Cohu, Inc.	4,192	49,801
Cree, Inc. (I)(L)	5,203	151,407
Diodes, Inc. (I)	2,403	48,300
DSP Group, Inc. (I)	1,726	15,741
Entegris, Inc. (I)	96,692	1,316,945
Fairchild Semiconductor International, Inc. (I)	34,064	681,280
First Solar, Inc. (I)	9,088	622,255
FormFactor, Inc. (I)	63	458
GigOptix, Inc. (I)	931	2,514
GSI Technology, Inc. (I)	3,507	14,379
Intersil Corp., Class A	89,117	1,191,494
IXYS Corp.	7,588	85,137
Kulicke & Soffa Industries, Inc. (I)	13,705	155,141
MaxLinear, Inc., Class A (I)	2,169	40,127
Microsemi Corp. (I)	34,889	1,336,598
MKS Instruments, Inc.	8,588	323,338
NeoPhotonics Corp. (I)	5,504	77,276
ON Semiconductor Corp. (I)	21,627	207,403
Photronics, Inc. (I)	13,726	142,888
Qorvo, Inc. (I)	2,708	136,510
Rambus, Inc. (I)	3,248	44,660
Rudolph Technologies, Inc. (I)	4,330	59,148
Sigma Designs, Inc. (I)	7,902	53,734
Tessera Technologies, Inc.	35,443	1,098,733
Ultra Clean Holdings, Inc. (I)	1,700	9,112
Ultratech, Inc. (I)	734	16,031
		8,518,077
Software - 3.1%
Blackbaud, Inc.	18,949	1,191,703
Bottomline Technologies, Inc. (I)	32,338	985,986
Epiq Systems, Inc.	7,845	117,832
GSE Systems, Inc. (I)	2,016	5,463
Mentor Graphics Corp.	683	13,885
MicroStrategy, Inc., Class A (I)	6,030	1,083,712
Progress Software Corp. (I)	626	15,099
Rovi Corp. (I)	6,005	123,163
Seachange International, Inc. (I)	5,428	29,963
SS&C Technologies Holdings, Inc.	16,004	1,014,974
Take-Two Interactive Software, Inc. (I)	33,705	1,269,667
Telenav, Inc. (I)	3,350	19,765
TiVo, Inc. (I)	2,360	22,444
Verint Systems, Inc. (I)	20,266	676,479
Zynga, Inc., Class A (I)	26,213	59,766
		6,629,901
Technology hardware, storage and peripherals - 0.9%
Astro-Med, Inc.	1,439	19,945
Cray, Inc. (I)	27,245	1,141,838
Electronics For Imaging, Inc. (I)	5,466	231,704
Hutchinson Technology, Inc. (I)	5,052	18,490
Imation Corp. (I)	6,288	9,746
Lexmark International, Inc., Class A	9,625	321,764
Super Micro Computer, Inc. (I)	4,794	163,380
		1,906,867
		35,176,985
Materials - 6.0%
Chemicals - 2.9%
A. Schulman, Inc.	4,138	112,636
Airgas, Inc.	1,746	247,303
Albemarle Corp.	5,277	337,359
American Vanguard Corp. (I)	656	10,352
Axiall Corp.	5,489	119,880
Cabot Corp.	9,032	436,517
Calgon Carbon Corp.	3,192	44,752
Chase Corp.	1,174	61,741
Chemtura Corp. (I)	6,621	174,794
Core Molding Technologies, Inc. (I)	1,000	12,480
FutureFuel Corp.	6,696	78,946
Hawkins, Inc.	330	11,910
HB Fuller Company	4,299	182,493
Huntsman Corp.	16,404	218,173
Innophos Holdings, Inc.	1,309	40,461
Innospec, Inc.	1,994	86,460
Intrepid Potash, Inc. (I)	800	888
KMG Chemicals, Inc.	1,101	25,400
Kraton Performance Polymers, Inc. (I)	7,990	138,227
LSB Industries, Inc. (I)	567	7,229
Minerals Technologies, Inc.	23,319	1,325,685
Olin Corp.	3,725	64,703
OMNOVA Solutions, Inc. (I)	6,574	36,551
PolyOne Corp.	31,234	944,829
Sensient Technologies Corp.	19,746	1,253,081
Stepan Company	603	33,340
Trecora Resources (I)	2,774	26,686
Tredegar Corp.	508	7,986
Tronox, Ltd., Class A	6,193	39,573
Westlake Chemical Corp.	5,024	232,611
		6,313,046
Construction materials - 0.5%
Eagle Materials, Inc.	14,026	983,363
United States Lime & Minerals, Inc.	839	50,348
		1,033,711
Containers and packaging - 1.0%
Bemis Company, Inc.	1,366	70,731
Graphic Packaging Holding Company	126,179	1,621,400
Greif, Inc., Class A	996	32,619
Myers Industries, Inc.	1,220	15,689
Sonoco Products Company	7,355	357,232
		2,097,671
Metals and mining - 1.2%
Allegheny Technologies, Inc.	1,250	20,375
AM Castle & Company (I)(L)	4,342	11,723
Ampco-Pittsburgh Corp.	1,644	22,868
Carpenter Technology Corp.	2,672	91,463
Century Aluminum Company (I)(L)	12,885	90,839
Coeur Mining, Inc. (I)(L)	10,600	59,572
Commercial Metals Company	11,325	192,185
Ferroglobe PLC	1,167	10,281
Friedman Industries, Inc.	1,511	8,190

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Kaiser Aluminum Corp.	789	$66,702
Materion Corp.	3,233	85,610
Olympic Steel, Inc.	2,383	41,250
Reliance Steel & Aluminum Company	10,960	758,322
Royal Gold, Inc.	1,385	71,037
Schnitzer Steel Industries, Inc., Class A	5,182	95,556
Steel Dynamics, Inc.	22,645	509,739
SunCoke Energy, Inc.	6,433	41,815
Synalloy Corp.	2,039	16,149
TimkenSteel Corp.	248	2,257
United States Steel Corp. (L)	14,836	238,118
Universal Stainless & Alloy Products, Inc. (I)	1,562	15,917
Worthington Industries, Inc.	1,932	68,856
		2,518,824
Paper and forest products - 0.4%
Boise Cascade Company (I)	2,384	49,396
Clearwater Paper Corp. (I)	1,959	95,031
Domtar Corp.	8,539	345,830
KapStone Paper and Packaging Corp.	10,420	144,317
Mercer International, Inc.	10,058	95,048
PH Glatfelter Company	4,610	95,565
Resolute Forest Products, Inc. (I)	9,682	53,348
Schweitzer-Mauduit International, Inc.	1,600	50,368
		928,903
		12,892,155
Telecommunication services - 1.5%
Diversified telecommunication services - 1.0%
Atlantic Tele-Network, Inc.	1,524	115,565
Consolidated Communications Holdings, Inc.	1,761	45,363
Frontier Communications Corp.	129,912	726,208
General Communication, Inc., Class A (I)	6,114	112,008
Hawaiian Telcom Holdco, Inc. (I)	2,368	55,766
Iridium Communications, Inc. (I)(L)	137,386	1,081,228
ORBCOMM, Inc. (I)	1,447	14,658
Windstream Holdings, Inc. (L)	4,322	33,193
		2,183,989
Wireless telecommunication services - 0.5%
Boingo Wireless, Inc. (I)	2,905	22,427
Leap Wireless International, Inc. (I)	8,053	27,380
Shenandoah Telecommunications Company	7,318	195,757
Spok Holdings, Inc.	5,172	90,562
Telephone & Data Systems, Inc.	14,912	448,702
United States Cellular Corp. (I)	4,616	210,905
		995,733
		3,179,722
Utilities - 1.2%
Gas utilities - 0.8%
UGI Corp.	41,620	1,676,870
Independent power and renewable electricity producers - 0.4%
Calpine Corp. (I)	28,282	429,038
NRG Energy, Inc.	2,785	36,233
Ormat Technologies, Inc.	9,116	375,944
		841,215
Water utilities - 0.0%
Consolidated Water Company, Ltd.	3,558	43,301
		2,561,386
TOTAL COMMON STOCKS (Cost $199,328,686)		$211,520,984

CONVERTIBLE BONDS - 0.0%
Health care - 0.0%
Catalyst Biosciences, Inc.
1.060%, 02/19/2018 (Z)	5,997	5,877
TOTAL CONVERTIBLE BONDS (Cost $5,997)		$5,877

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016; Strike Price: $8.50) (I)	805	0
TOTAL WARRANTS (Cost $855)		$0

SECURITIES LENDING COLLATERAL - 3.7%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	798,322	7,988,248
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,987,888)		$7,988,248

SHORT-TERM INVESTMENTS - 1.5%
Money market funds - 1.5%
State Street Institutional Liquid Reserves
Fund, 0.4442% (Y)	3,386,385	$3,386,385
TOTAL SHORT-TERM INVESTMENTS (Cost $3,386,385)		$3,386,385
Total Investments (Small Cap Opportunities Trust)
(Cost $210,709,811) - 102.9%		$222,901,494
Other assets and liabilities, net - (2.9%)		(6,349,173)
TOTAL NET ASSETS - 100.0%		$216,552,321

Small Cap Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.0%
Consumer discretionary - 7.3%
Hotels, restaurants and leisure - 0.2%
International Speedway Corp., Class A	34,600	$1,277,086
Household durables - 1.2%
Helen of Troy, Ltd. (I)	74,150	7,688,614
Multiline retail - 1.4%
Fred’s, Inc., Class A (L)	632,762	9,434,481
Specialty retail - 4.5%
Ascena Retail Group, Inc. (I)(L)	781,250	8,640,625
CST Brands, Inc.	13,480	516,149
DSW, Inc., Class A	233,030	6,440,949
Stage Stores, Inc. (L)	524,289	4,225,769
The Cato Corp., Class A	258,616	9,969,647
		29,793,139
		48,193,320
Consumer staples - 4.4%
Beverages - 1.5%
C&C Group PLC	2,159,987	9,745,297
Food products - 2.9%
Cranswick PLC	355,636	10,876,141
Post Holdings, Inc. (I)	125,560	8,634,761
		19,510,902
		29,256,199

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy - 5.6%
Energy equipment and services - 2.1%
Era Group, Inc. (I)	277,237	$2,600,483
SEACOR Holdings, Inc. (I)(L)	150,988	8,221,297
Tesco Corp.	329,758	2,839,216
		13,660,996
Oil, gas and consumable fuels - 3.5%
Diamondback Energy, Inc. (I)	5,766	445,020
Dorian LPG, Ltd. (I)(L)	463,670	4,358,498
RSP Permian, Inc. (I)	341,050	9,904,092
Scorpio Tankers, Inc.	1,445,780	8,428,894
		23,136,504
		36,797,500
Financials - 22.0%
Banks - 13.0%
First Busey Corp.	290,083	5,940,900
First Midwest Bancorp, Inc.	651,851	11,746,355
First Niagara Financial Group, Inc.	758,562	7,342,880
Flushing Financial Corp.	317,306	6,860,156
Great Western Bancorp, Inc.	308,066	8,400,960
Hancock Holding Company	315,720	7,248,931
International Bancshares Corp.	491,954	12,131,586
MB Financial, Inc.	315,038	10,222,983
Webster Financial Corp.	437,420	15,703,378
		85,598,129
Capital markets - 0.9%
Ares Capital Corp.	19,856	294,663
Solar Capital, Ltd.	328,865	5,682,787
		5,977,450
Insurance - 2.3%
Alleghany Corp. (I)	1,238	614,296
AMERISAFE, Inc.	27,260	1,432,240
Assured Guaranty, Ltd.	9,620	243,386
Primerica, Inc.	228,050	10,155,067
Reinsurance Group of America, Inc.	6,610	636,213
State National Companies, Inc.	141,051	1,777,243
White Mountains Insurance Group, Ltd.	660	529,716
		15,388,161
Real estate investment trusts - 4.1%
Corporate Office Properties Trust	239,777	6,291,748
DiamondRock Hospitality Company	571,818	5,786,798
Education Realty Trust, Inc.	197,213	8,204,061
Kite Realty Group Trust	10,090	279,594
Mid-America Apartment Communities, Inc.	4,200	429,282
Summit Hotel Properties, Inc.	529,039	6,332,597
		27,324,080
Thrifts and mortgage finance - 1.7%
Northwest Bancshares, Inc.	841,510	11,368,800
		145,656,620
Health care - 7.4%
Health care equipment and supplies - 2.2%
Haemonetics Corp. (I)	263,260	9,208,835
ICU Medical, Inc. (I)	46,056	4,794,430
STERIS PLC	6,280	446,194
		14,449,459
Health care providers and services - 1.5%
Amsurg Corp. (I)	65,690	4,900,474
CorVel Corp. (I)	121,280	4,780,858
		9,681,332
Health care technology - 1.6%
Allscripts Healthcare Solutions, Inc. (I)	816,770	10,789,532
Life sciences tools and services - 1.6%
Charles River
Laboratories International, Inc. (I)	138,720	10,534,397
Pharmaceuticals - 0.5%
Phibro Animal Health Corp., Class A	137,060	3,706,102
		49,160,822
Industrials - 32.8%
Aerospace and defense - 1.8%
Cubic Corp.	294,620	11,773,015
Air freight and logistics - 0.7%
Forward Air Corp.	106,750	4,837,910
Building products - 1.3%
Tyman PLC	2,097,191	8,965,305
Commercial services and supplies - 10.1%
ACCO Brands Corp. (I)	1,141,320	10,249,054
Clean Harbors, Inc. (I)	7,040	347,354
Essendant, Inc.	380,938	12,163,350
G&K Services, Inc., Class A	255,240	18,696,330
Matthews International Corp., Class A	185,490	9,547,170
SP Plus Corp. (I)	442,328	10,642,412
Steelcase, Inc., Class A	364,730	5,441,772
		67,087,442
Construction and engineering - 1.3%
Primoris Services Corp. (L)	362,000	8,796,600
Electrical equipment - 2.5%
Babcock & Wilcox Enterprises, Inc. (I)	364,260	7,795,164
Thermon Group Holdings, Inc. (I)	482,160	8,466,730
		16,261,894
Industrial conglomerates - 0.1%
Carlisle Companies, Inc.	4,466	444,367
Machinery - 9.3%
Albany International Corp., Class A	374,524	14,078,357
CIRCOR International, Inc.	139,382	6,465,931
ESCO Technologies, Inc.	248,112	9,671,406
Luxfer Holdings PLC, ADR	475,935	5,049,670
Mueller Industries, Inc.	531,370	15,632,905
TriMas Corp. (I)	607,521	10,643,768
		61,542,037
Professional services - 4.1%
FTI Consulting, Inc. (I)	317,405	11,271,052
Huron Consulting Group, Inc. (I)	105,560	6,142,536
Mistras Group, Inc. (I)	382,924	9,485,027
		26,898,615
Trading companies and distributors - 1.6%
GATX Corp. (L)	223,800	10,630,500
		217,237,685
Information technology - 9.2%
Electronic equipment, instruments and components - 6.3%
Belden, Inc.	271,009	16,634,532
Coherent, Inc. (I)	86,900	7,986,110
CTS Corp.	321,180	5,055,373
Keysight Technologies, Inc. (I)	14,990	415,823

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
ScanSource, Inc. (I)	294,100	$11,875,758
		41,967,596
IT services - 1.4%
Forrester Research, Inc.	265,833	8,934,647
Semiconductors and semiconductor equipment - 0.1%
Maxim Integrated Products, Inc.	12,870	473,359
Technology hardware, storage and peripherals - 1.4%
Diebold, Inc.	326,300	9,433,333
		60,808,935
Materials - 4.5%
Chemicals - 1.9%
Sensient Technologies Corp.	197,130	12,509,870
Containers and packaging - 1.3%
AptarGroup, Inc.	1,848	144,902
Greif, Inc., Class A	249,160	8,159,990
		8,304,892
Paper and forest products - 1.3%
Deltic Timber Corp. (L)	147,876	8,894,741
		29,709,503
Utilities - 3.8%
Electric utilities - 0.1%
Westar Energy, Inc.	4,740	235,151
Gas utilities - 3.7%
Atmos Energy Corp.	3,470	257,682
New Jersey Resources Corp.	153,478	5,591,204
The Laclede Group, Inc.	131,540	8,911,835
UGI Corp.	15,190	612,005
WGL Holdings, Inc.	126,540	9,157,700
		24,530,426
		24,765,577
TOTAL COMMON STOCKS (Cost $516,746,671)		$641,586,161

SECURITIES LENDING COLLATERAL - 3.9%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	2,566,557	25,681,737
TOTAL SECURITIES LENDING
COLLATERAL (Cost $25,680,529)		$25,681,737

SHORT-TERM INVESTMENTS - 2.8%
Repurchase agreement - 2.8%
Bank of America Tri-Party Repurchase
Agreement dated 03/31/2016 at 0.300% to
be repurchased at $19,000,158 on
04/01/2016, collateralized by $18,063,642
Government National Mortgage Association,
4.000% due 09/20/2045 (valued at
$19,380,000, including interest)	$19,000,000	$19,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $19,000,000)		$19,000,000
Total Investments (Small Cap Value Trust)
(Cost $561,427,200) - 103.7%		$686,267,898
Other assets and liabilities, net - (3.7%)		(24,682,356)
TOTAL NET ASSETS - 100.0%		$661,585,542

Small Company Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.0%
Consumer discretionary - 16.1%
Auto components - 0.7%
Visteon Corp.	8,992	$715,669
Distributors - 1.1%
Pool Corp.	14,065	1,234,063
Hotels, restaurants and leisure - 8.1%
BJ’s Restaurants, Inc. (I)	18,056	750,588
Brinker International, Inc.	15,256	701,013
Domino’s Pizza, Inc.	5,919	780,479
Dunkin’ Brands Group, Inc.	18,677	880,994
Jack in the Box, Inc.	12,694	810,766
Panera Bread Company, Class A (I)	3,782	774,667
Penn National Gaming, Inc. (I)	53,231	888,425
Texas Roadhouse, Inc.	25,967	1,131,642
The Cheesecake Factory, Inc.	16,370	869,083
Vail Resorts, Inc.	9,024	1,206,509
		8,794,166
Household durables - 0.6%
CalAtlantic Group, Inc.	19,670	657,371
Leisure products - 0.8%
Brunswick Corp.	17,680	848,286
Media - 0.7%
IMAX Corp. (I)	25,228	784,339
Specialty retail - 1.3%
DSW, Inc., Class A	22,998	635,665
Five Below, Inc. (I)	19,059	787,899
		1,423,564
Textiles, apparel and luxury goods - 2.8%
Carter’s, Inc.	9,364	986,778
G-III Apparel Group, Ltd. (I)	23,546	1,151,164
Steven Madden, Ltd. (I)	25,848	957,410
		3,095,352
		17,552,810
Consumer staples - 2.4%
Beverages - 0.7%
The Boston Beer Company, Inc., Class A (I)(L)	3,855	713,445
Food products - 1.7%
B&G Foods, Inc.	21,912	762,757
Lancaster Colony Corp.	9,920	1,096,854
		1,859,611
		2,573,056
Energy - 2.0%
Energy equipment and services - 1.1%
Dril-Quip, Inc. (I)	9,178	555,820
Patterson-UTI Energy, Inc.	37,872	667,305
		1,223,125
Oil, gas and consumable fuels - 0.9%
Energen Corp.	11,945	437,068
Laredo Petroleum, Inc. (I)(L)	59,553	472,255
		909,323
		2,132,448
Financials - 8.8%
Banks - 5.1%
BankUnited, Inc.	23,091	795,254
Cathay General Bancorp	30,085	852,308
Cullen/Frost Bankers, Inc.	12,200	672,342

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Hancock Holding Company	23,281	$534,532
Home BancShares, Inc.	24,907	1,019,942
MB Financial, Inc.	24,142	783,408
SVB Financial Group (I)	8,950	913,348
		5,571,134
Capital markets - 1.0%
Janus Capital Group, Inc.	49,968	731,032
WisdomTree Investments, Inc. (L)	29,224	334,030
		1,065,062
Diversified financial services - 0.7%
MarketAxess Holdings, Inc.	5,975	745,859
Insurance - 1.2%
American Equity Investment Life
Holding Company	35,566	597,509
RLI Corp.	11,252	752,309
		1,349,818
Real estate investment trusts - 0.8%
Corrections Corp. of America	26,711	856,088
		9,587,961
Health care - 21.5%
Biotechnology - 4.2%
ACADIA Pharmaceuticals, Inc. (I)(L)	14,884	416,157
Anacor Pharmaceuticals, Inc. (I)	8,302	443,742
Cepheid, Inc. (I)	17,687	590,038
Exelixis, Inc. (I)	99,281	397,124
Halozyme Therapeutics, Inc. (I)(L)	32,927	311,819
Momenta Pharmaceuticals, Inc. (I)	54,465	503,257
Neurocrine Biosciences, Inc. (I)	16,963	670,887
Repligen Corp. (I)	23,865	640,059
Seattle Genetics, Inc. (I)	18,539	650,534
		4,623,617
Health care equipment and supplies - 5.3%
Alere, Inc. (I)	5,517	279,215
Align Technology, Inc. (I)	11,076	805,114
Cantel Medical Corp.	11,998	856,177
DexCom, Inc. (I)	19,578	1,329,542
Hill-Rom Holdings, Inc.	19,498	980,749
NuVasive, Inc. (I)	17,577	855,121
NxStage Medical, Inc. (I)	40,931	613,556
		5,719,474
Health care providers and services - 5.7%
Chemed Corp.	10,651	1,442,678
Community Health Systems, Inc. (I)	20,636	381,972
Envision Healthcare Holdings, Inc. (I)	23,318	475,687
HealthEquity, Inc. (I)	26,762	660,219
HealthSouth Corp.	23,802	895,669
Select Medical Holdings Corp. (I)	60,136	710,206
VCA, Inc. (I)	28,231	1,628,646
		6,195,077
Health care technology - 0.2%
HMS Holdings Corp. (I)	16,577	237,880
Life sciences tools and services - 3.3%
Bio-Techne Corp.	9,562	903,800
PAREXEL International Corp. (I)	13,163	825,715
PerkinElmer, Inc.	18,137	897,056
VWR Corp. (I)	36,910	998,785
		3,625,356
Pharmaceuticals - 2.8%
Catalent, Inc. (I)	32,189	858,481
Impax Laboratories, Inc. (I)	13,794	441,684
Nektar Therapeutics (I)	65,906	906,208
Prestige Brands Holdings, Inc. (I)	15,922	850,076
		3,056,449
		23,457,853
Industrials - 14.6%
Aerospace and defense - 1.5%
Hexcel Corp.	18,823	822,753
TransDigm Group, Inc. (I)	3,885	856,021
		1,678,774
Air freight and logistics - 0.8%
Forward Air Corp.	19,173	868,920
Building products - 1.6%
AO Smith Corp.	10,878	830,100
Masonite International Corp. (I)	13,488	883,464
		1,713,564
Commercial services and supplies - 1.5%
Pitney Bowes, Inc.	42,869	923,398
Steelcase, Inc., Class A	49,811	743,180
		1,666,578
Electrical equipment - 1.5%
Acuity Brands, Inc.	7,249	1,581,297
Machinery - 2.7%
ITT Corp.	23,865	880,380
WABCO Holdings, Inc. (I)	10,024	1,071,766
Wabtec Corp.	11,960	948,308
		2,900,454
Marine - 0.7%
Kirby Corp. (I)	13,241	798,300
Professional services - 0.7%
CEB, Inc.	11,962	774,300
Road and rail - 2.5%
Knight Transportation, Inc.	38,497	1,006,697
Old Dominion Freight Line, Inc. (I)	14,074	979,832
Swift Transportation Company (I)	40,714	758,502
		2,745,031
Trading companies and distributors - 1.1%
Watsco, Inc.	8,875	1,195,818
		15,923,036
Information technology - 26.7%
Communications equipment - 1.4%
ARRIS International PLC (I)	39,144	897,180
Infinera Corp. (I)	42,591	684,011
		1,581,191
Electronic equipment, instruments and components - 1.7%
Cognex Corp.	20,786	809,615
SYNNEX Corp.	11,821	1,094,506
		1,904,121
Internet software and services - 1.7%
CoStar Group, Inc. (I)	7,768	1,461,705
Pandora Media, Inc. (I)	40,969	366,673
		1,828,378

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services - 3.8%
Booz Allen Hamilton Holding Corp.	36,280	$1,098,558
EPAM Systems, Inc. (I)	20,437	1,526,031
Euronet Worldwide, Inc. (I)	8,850	655,874
ExlService Holdings, Inc. (I)	17,048	883,086
		4,163,549
Semiconductors and semiconductor equipment - 5.1%
Atmel Corp.	117,960	957,835
Cavium, Inc. (I)	14,610	893,548
MKS Instruments, Inc.	24,243	912,749
Monolithic Power Systems, Inc.	18,533	1,179,440
Power Integrations, Inc.	17,162	852,265
Silicon Laboratories, Inc. (I)	17,230	774,661
		5,570,498
Software - 12.2%
Aspen Technology, Inc. (I)	23,345	843,455
CommVault Systems, Inc. (I)	19,754	852,780
Fair Isaac Corp.	10,009	1,061,855
Guidewire Software, Inc. (I)	19,106	1,040,895
Interactive Intelligence Group, Inc. (I)	14,742	536,904
Manhattan Associates, Inc. (I)	36,242	2,061,083
Mentor Graphics Corp.	37,569	763,778
MicroStrategy, Inc., Class A (I)	6,264	1,125,766
Proofpoint, Inc. (I)	15,780	848,648
Qlik Technologies, Inc. (I)	30,650	886,398
Qualys, Inc. (I)	22,528	570,184
Take-Two Interactive Software, Inc. (I)	25,232	950,489
The Ultimate Software Group, Inc. (I)	6,259	1,211,117
Verint Systems, Inc. (I)	15,183	506,809
		13,260,161
Technology hardware, storage and peripherals - 0.8%
Cray, Inc. (I)	20,464	857,646
		29,165,544
Materials - 2.6%
Chemicals - 0.8%
PolyOne Corp.	27,292	825,583
Construction materials - 1.0%
Martin Marietta Materials, Inc.	6,716	1,071,269
Containers and packaging - 0.8%
Berry Plastics Group, Inc. (I)	24,970	902,666
		2,799,518
Telecommunication services - 1.3%
Diversified telecommunication services - 1.3%
SBA Communications Corp., Class A (I)	14,644	1,466,889
TOTAL COMMON STOCKS (Cost $91,499,289)		$104,659,115

SECURITIES LENDING COLLATERAL - 1.8%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	199,446	1,995,715
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,995,708)		$1,995,715

SHORT-TERM INVESTMENTS - 4.0%
Money market funds - 4.0%
State Street Institutional Liquid Reserves
Fund, 0.4442% (Y)	4,386,904	$4,386,904
TOTAL SHORT-TERM INVESTMENTS (Cost $4,386,904)		$4,386,904
Total Investments (Small Company Growth Trust)
(Cost $97,881,901) - 101.8%		$111,041,734
Other assets and liabilities, net - (1.8%)		(1,949,127)
TOTAL NET ASSETS - 100.0%		$109,092,607

Small Company Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.6%
Consumer discretionary - 11.4%
Auto components - 1.7%
Dorman Products, Inc. (I)(L)	45,300	$2,465,226
Drew Industries, Inc.	42,100	2,713,766
		5,178,992
Distributors - 1.1%
Pool Corp.	38,500	3,377,990
Diversified consumer services - 0.9%
American Public Education, Inc. (I)	57,400	1,184,162
Capella Education Company	28,700	1,510,768
		2,694,930
Hotels, restaurants and leisure - 0.6%
Interval Leisure Group, Inc. (L)	56,500	815,860
Red Robin Gourmet Burgers, Inc. (I)	13,600	876,792
		1,692,652
Household durables - 1.8%
Cavco Industries, Inc. (I)	21,800	2,037,428
CSS Industries, Inc.	51,300	1,432,809
Ethan Allen Interiors, Inc.	62,200	1,979,204
		5,449,441
Media - 1.4%
Cable One, Inc.	2,500	1,092,825
New Media Investment Group, Inc.	110,100	1,832,064
Scholastic Corp. (L)	31,400	1,173,418
		4,098,307
Multiline retail - 0.4%
Fred’s, Inc., Class A	79,000	1,177,890
Specialty retail - 2.1%
Aaron’s, Inc.	113,100	2,838,810
Party City Holdco, Inc. (I)(L)	59,500	894,880
Pier 1 Imports, Inc.	146,200	1,024,862
Sportsman’s Warehouse Holdings, Inc. (I)(L)	108,500	1,367,100
		6,125,652
Textiles, apparel and luxury goods - 1.4%
Crocs, Inc. (I)	67,400	648,388
Culp, Inc.	62,500	1,638,750
Steven Madden, Ltd. (I)	49,600	1,837,184
		4,124,322
		33,920,176

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer staples - 3.6%
Food and staples retailing - 1.5%
PriceSmart, Inc.	27,400	$2,317,492
SpartanNash Company	66,320	2,010,159
		4,327,651
Food products - 1.1%
Pinnacle Foods, Inc.	34,200	1,528,056
Post Holdings, Inc. (I)	21,300	1,464,801
TreeHouse Foods, Inc. (I)	5,000	433,750
		3,426,607
Household products - 0.6%
Energizer Holdings, Inc.	42,400	1,717,624
Tobacco - 0.4%
Vector Group, Ltd. (L)	53,665	1,225,709
		10,697,591
Energy - 3.2%
Energy equipment and services - 1.3%
RPC, Inc. (L)	116,900	1,657,642
Tesco Corp.	108,600	935,046
TETRA Technologies, Inc. (I)	188,600	1,197,610
		3,790,298
Oil, gas and consumable fuels - 1.9%
Matador Resources Company (I)(L)	127,900	2,424,984
Parsley Energy, Inc., Class A (I)	39,700	897,220
PDC Energy, Inc. (I)	25,400	1,510,030
WPX Energy, Inc. (I)	142,400	995,376
		5,827,610
		9,617,908
Financials - 35.2%
Banks - 12.5%
BankUnited, Inc.	63,700	2,193,828
BBCN Bancorp, Inc.	121,500	1,845,585
CoBiz Financial, Inc.	77,800	919,596
Columbia Banking System, Inc.	96,700	2,893,264
East West Bancorp, Inc.	120,400	3,910,592
Glacier Bancorp, Inc.	109,100	2,773,322
Home BancShares, Inc.	153,200	6,273,540
National Bank Holdings Corp., Class A	97,100	1,979,869
Pinnacle Financial Partners, Inc.	14,900	730,994
Popular, Inc.	90,400	2,586,344
Prosperity Bancshares, Inc.	42,100	1,953,019
Sandy Spring Bancorp, Inc.	68,400	1,903,572
SVB Financial Group (I)	30,700	3,132,934
Towne Bank (L)	82,000	1,573,580
Webster Financial Corp.	29,600	1,062,640
Wintrust Financial Corp.	38,400	1,702,656
		37,435,335
Capital markets - 2.4%
Hercules Capital, Inc.	170,800	2,051,308
Houlihan Lokey, Inc.	23,700	590,130
Janus Capital Group, Inc.	91,900	1,344,497
Main Street Capital Corp. (L)	40,100	1,257,135
Safeguard Scientifics, Inc. (I)	68,900	912,925
TPG Specialty Lending, Inc.	72,400	1,167,812
		7,323,807
Consumer finance - 0.6%
Green Dot Corp., Class A (I)	74,000	1,699,780
Diversified financial services - 0.5%
Compass Diversified Holdings	92,000	1,439,800
Insurance - 4.7%
Assured Guaranty, Ltd.	58,100	1,469,930
Employers Holdings, Inc.	64,150	1,805,181
National Interstate Corp.	58,100	1,738,352
ProAssurance Corp.	112,800	5,707,680
RenaissanceRe Holdings, Ltd.	7,200	862,776
Safety Insurance Group, Inc.	17,200	981,432
State Auto Financial Corp.	60,100	1,325,806
		13,891,157
Real estate investment trusts - 11.7%
Acadia Realty Trust	88,000	3,091,440
American Assets Trust, Inc.	19,600	782,432
American Campus Communities, Inc.	48,200	2,269,738
CatchMark Timber Trust, Inc., Class A	87,630	949,033
Cedar Realty Trust, Inc.	381,500	2,758,245
Corporate Office Properties Trust	51,800	1,359,232
Douglas Emmett, Inc.	53,000	1,595,830
EastGroup Properties, Inc.	33,600	2,028,432
First Potomac Realty Trust	161,700	1,465,002
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	10,800	207,576
Healthcare Realty Trust, Inc.	54,100	1,671,149
Kilroy Realty Corp.	32,300	1,998,401
Kite Realty Group Trust	32,100	889,491
LaSalle Hotel Properties	60,400	1,528,724
Potlatch Corp.	56,600	1,782,900
PS Business Parks, Inc.	22,100	2,221,271
Redwood Trust, Inc.	97,600	1,276,608
RLJ Lodging Trust	75,100	1,718,288
Rouse Properties, Inc.	64,600	1,187,348
Saul Centers, Inc.	43,500	2,306,370
Washington Real Estate Investment Trust	63,600	1,857,756
		34,945,266
Real estate management and development - 0.4%
Forestar Group, Inc. (I)(L)	60,800	792,832
RE/MAX Holdings, Inc., Class A	8,300	284,690
		1,077,522
Thrifts and mortgage finance - 2.4%
Beneficial Bancorp, Inc. (I)	145,600	1,993,264
Radian Group, Inc.	137,200	1,701,280
United Financial Bancorp, Inc. (I)	142,200	1,790,298
WSFS Financial Corp.	51,900	1,687,788
		7,172,630
		104,985,297
Health care - 7.4%
Health care equipment and supplies - 5.0%
Analogic Corp.	19,300	1,524,893
Atrion Corp.	7,600	3,004,736
Haemonetics Corp. (I)	52,500	1,836,450
Halyard Health, Inc. (I)	72,200	2,074,306
Quidel Corp. (I)(L)	88,500	1,527,510
West Pharmaceutical Services, Inc.	73,400	5,088,088
		15,055,983
Health care providers and services - 2.4%
National HealthCare Corp.	34,150	2,127,545
Select Medical Holdings Corp. (I)	95,300	1,125,493
The Ensign Group, Inc.	28,500	645,240
Triple-S Management Corp., Class B (I)	50,900	1,265,374

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
WellCare Health Plans, Inc. (I)	20,300	$1,882,825
		7,046,477
		22,102,460
Industrials - 14.5%
Aerospace and defense - 0.6%
Cubic Corp.	24,700	987,012
Triumph Group, Inc.	21,400	673,672
		1,660,684
Building products - 0.9%
Universal Forest Products, Inc.	31,900	2,737,658
Commercial services and supplies - 3.1%
Brady Corp., Class A	65,100	1,747,284
G&K Services, Inc., Class A	33,500	2,453,875
Matthews International Corp., Class A	29,900	1,538,953
McGrath RentCorp	96,230	2,413,448
MSA Safety, Inc.	23,400	1,131,390
		9,284,950
Construction and engineering - 0.9%
Aegion Corp. (I)	82,100	1,731,489
Comfort Systems USA, Inc.	33,100	1,051,587
		2,783,076
Machinery - 3.0%
CIRCOR International, Inc.	34,800	1,614,372
Colfax Corp. (I)	18,100	517,479
ESCO Technologies, Inc.	64,000	2,494,720
Hillenbrand, Inc.	36,310	1,087,485
RBC Bearings, Inc. (I)	21,200	1,553,112
Sun Hydraulics Corp.	46,600	1,546,654
		8,813,822
Marine - 0.6%
Kirby Corp. (I)	27,900	1,682,091
Professional services - 1.1%
FTI Consulting, Inc. (I)	41,000	1,455,910
Navigant Consulting, Inc. (I)	116,200	1,837,122
		3,293,032
Road and rail - 2.6%
Genesee & Wyoming, Inc., Class A (I)	37,200	2,332,440
Landstar System, Inc.	68,700	4,438,707
Universal Truckload Services, Inc.	62,689	1,032,488
		7,803,635
Trading companies and distributors - 1.7%
Applied Industrial Technologies, Inc.	20,700	898,380
Beacon Roofing Supply, Inc. (I)	62,700	2,571,327
Kaman Corp.	37,800	1,613,682
		5,083,389
		43,142,337
Information technology - 10.0%
Communications equipment - 0.6%
Ixia (I)	140,200	1,746,892
Electronic equipment, instruments and components - 6.2%
Badger Meter, Inc.	27,700	1,842,327
Belden, Inc.	56,700	3,480,246
Electro Rent Corp.	125,900	1,165,834
Fabrinet (I)	19,000	614,650
Littelfuse, Inc.	37,200	4,579,692
Methode Electronics, Inc.	49,600	1,450,304
Newport Corp. (I)	51,700	1,189,100
SYNNEX Corp.	43,400	4,018,406
		18,340,559
Semiconductors and semiconductor equipment - 2.7%
Advanced Energy Industries, Inc. (I)	72,600	2,525,754
Brooks Automation, Inc.	115,500	1,201,200
Cabot Microelectronics Corp.	56,300	2,303,233
Intersil Corp., Class A	93,500	1,250,095
Veeco Instruments, Inc. (I)	45,500	886,340
		8,166,622
Software - 0.5%
Progress Software Corp. (I)	65,900	1,589,508
		29,843,581
Materials - 4.9%
Chemicals - 2.5%
American Vanguard Corp. (I)	77,900	1,229,262
Innospec, Inc.	55,100	2,389,136
KMG Chemicals, Inc.	44,700	1,031,229
Minerals Technologies, Inc.	48,500	2,757,225
		7,406,852
Containers and packaging - 0.6%
Myers Industries, Inc.	145,700	1,873,702
Metals and mining - 1.1%
Carpenter Technology Corp.	54,500	1,865,535
Reliance Steel & Aluminum Company	20,000	1,383,800
		3,249,335
Paper and forest products - 0.7%
Clearwater Paper Corp. (I)	45,400	2,202,354
		14,732,243
Utilities - 8.4%
Electric utilities - 3.9%
Cleco Corp.	36,500	2,015,165
El Paso Electric Company	67,500	3,096,900
PNM Resources, Inc.	126,200	4,255,464
Portland General Electric Company	56,100	2,215,389
		11,582,918
Gas utilities - 3.2%
Atmos Energy Corp.	24,500	1,819,370
ONE Gas, Inc.	62,900	3,843,190
Southwest Gas Corp.	29,400	1,935,990
WGL Holdings, Inc.	27,100	1,961,227
		9,559,777
Independent power and renewable electricity producers - 0.2%
NRG Energy, Inc.	40,100	521,701
Multi-utilities - 1.1%
NorthWestern Corp.	55,300	3,414,775
		25,079,171
TOTAL COMMON STOCKS (Cost $226,492,298)		$294,120,764

SECURITIES LENDING COLLATERAL - 3.5%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	1,047,704	10,483,637
TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,482,891)		$10,483,637

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.7%
Money market funds - 0.7%
State Street Institutional U.S. Government
Money Market Fund, 0.2385% (Y)	500,000	$500,000
T.Rowe Price Reserve Investment
Fund, 0.3310% (Y)	1,588,692	1,588,692
TOTAL SHORT-TERM INVESTMENTS (Cost $2,088,692)		$2,088,692
Total Investments (Small Company Value Trust)
(Cost $239,063,881) - 102.8%		$306,693,093
Other assets and liabilities, net - (2.8%)		(8,225,353)
TOTAL NET ASSETS - 100.0%		$298,467,740

Strategic Equity Allocation Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.2%
Consumer discretionary - 12.7%
Auto components - 0.7%
Aisin Seiki Company, Ltd.	48,904	$1,840,739
American Axle &
Manufacturing Holdings, Inc. (I)	17,008	261,753
BorgWarner, Inc.	67,267	2,583,053
Bridgestone Corp.	165,974	6,194,623
Cie Generale des Etablissements Michelin	47,610	4,864,243
Continental AG	28,074	6,367,459
Cooper Tire & Rubber Company	12,716	470,746
Cooper-Standard Holding, Inc. (I)	2,960	212,646
Dana Holding Corp.	104,724	1,475,561
Delphi Automotive PLC	84,103	6,309,407
Denso Corp.	124,095	4,981,240
Dorman Products, Inc. (I) (L)	5,939	323,200
Drew Industries, Inc.	5,329	343,507
Federal-Mogul Holdings Corp. (I)	7,980	78,842
Fox Factory Holding Corp. (I)	3,883	61,390
Gentex Corp.	136,534	2,142,218
Gentherm, Inc. (I)	8,033	334,092
GKN PLC	437,534	1,811,542
Horizon Global Corp. (I)	4,300	54,094
Johnson Controls, Inc.	194,411	7,576,197
Koito Manufacturing Company, Ltd.	26,666	1,207,459
Metaldyne Performance Group, Inc.	2,776	46,665
Modine Manufacturing Company (I)	11,197	123,279
Motorcar Parts of America, Inc. (I)	3,956	150,249
NGK Spark Plug Company, Ltd.	45,799	877,016
NHK Spring Company, Ltd.	41,777	399,503
NOK Corp.	23,472	400,443
Nokian Renkaat OYJ	28,851	1,017,879
Standard Motor Products, Inc.	4,418	153,084
Stanley Electric Company, Ltd.	36,267	819,676
Stoneridge, Inc. (I)	6,528	95,048
Strattec Security Corp.	905	51,938
Sumitomo Electric Industries, Ltd.	192,443	2,333,549
Sumitomo Rubber Industries, Ltd.	44,002	679,885
Superior Industries International, Inc.	5,270	116,362
Tenneco, Inc. (I)	12,854	662,110
The Goodyear Tire & Rubber Company	80,741	2,662,838
The Yokohama Rubber Company, Ltd.	26,300	432,340
Tower International, Inc.	4,815	130,968
Toyoda Gosei Company, Ltd.	16,003	308,625
Toyota Industries Corp.	41,553	1,866,141
Valeo SA	20,278	3,153,197
		65,974,806
Automobiles - 1.4%
Bayerische Motoren Werke AG	84,561	7,763,185
Daihatsu Motor Company, Ltd. (L)	48,712	686,030
Daimler AG	245,688	18,803,140
Ferrari NV (I)	32,138	1,334,799
Fiat Chrysler Automobiles NV	229,803	1,854,466
Ford Motor Company	1,170,224	15,798,024
Fuji Heavy Industries, Ltd.	149,812	5,290,347
General Motors Company	425,183	13,363,502
Harley-Davidson, Inc.	57,583	2,955,735
Honda Motor Company, Ltd.	415,973	11,373,156
Isuzu Motors, Ltd.	151,600	1,563,750
Mazda Motor Corp.	137,800	2,138,907
Mitsubishi Motors Corp.	163,137	1,217,805
Nissan Motor Company, Ltd.	634,496	5,866,067
Peugeot SA (I)	113,432	1,940,596
Renault SA	49,050	4,874,467
Suzuki Motor Corp.	93,043	2,487,845
Thor Industries, Inc.	21,581	1,376,220
Toyota Motor Corp.	690,952	36,644,909
Volkswagen AG	9,040	1,313,280
Winnebago Industries, Inc.	6,056	135,957
Yamaha Motor Company, Ltd.	67,213	1,117,127
		139,899,314
Distributors - 0.1%
Core-Mark Holding Company, Inc.	5,112	416,935
Genuine Parts Company	45,230	4,494,053
Jardine Cycle and Carriage, Ltd.	30,667	910,613
LKQ Corp. (I)	144,717	4,620,814
Pool Corp.	29,511	2,589,295
Weyco Group, Inc.	1,610	42,858
		13,074,568
Diversified consumer services - 0.1%
2U, Inc. (I) (L)	5,873	132,730
American Public Education, Inc. (I)	3,765	77,672
Apollo Education Group, Inc. (I)	21,296	174,947
Ascent Capital Group, Inc., Class A (I)	3,475	51,465
Benesse Holdings, Inc.	17,355	499,687
Bridgepoint Education, Inc. (I)	4,342	43,767
Bright Horizons Family Solutions, Inc. (I)	8,223	532,686
Capella Education Company	2,760	145,286
Career Education Corp. (I)	16,102	73,103
Carriage Services, Inc.	3,643	78,725
Chegg, Inc. (I) (L)	17,396	77,586
Collectors Universe, Inc.	1,850	30,710
DeVry Education Group, Inc. (L)	40,916	706,619
Graham Holdings Company, Class B	2,031	974,880
Grand Canyon Education, Inc. (I)	10,457	446,932
H&R Block, Inc.	70,817	1,870,985
Houghton Mifflin Harcourt Company (I)	30,467	607,512
K12, Inc. (I)	7,753	76,677
Liberty Tax, Inc. (L)	1,462	28,641
LifeLock, Inc. (I) (L)	21,024	253,760
Regis Corp. (I)	8,048	122,249
Service Corp. International	92,089	2,272,757
Sotheby’s	39,944	1,067,703
Strayer Education, Inc. (I)	2,467	120,266

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Weight Watchers International, Inc. (I) (L)	6,240	$90,667
		10,558,012
Hotels, restaurants and leisure - 1.8%
Accor SA	54,002	2,284,365
Aristocrat Leisure, Ltd.	138,039	1,088,922
Belmond, Ltd., Class A (I)	21,788	206,768
Biglari Holdings, Inc. (I)	366	136,046
BJ’s Restaurants, Inc. (I)	4,784	198,871
Bloomin’ Brands, Inc.	27,627	466,067
Bob Evans Farms, Inc.	4,660	217,575
Bojangles’, Inc. (I) (L)	1,988	33,816
Boyd Gaming Corp. (I)	17,759	366,901
Bravo Brio Restaurant Group, Inc. (I)	3,708	28,737
Brinker International, Inc.	26,989	1,240,145
Buffalo Wild Wings, Inc. (I)	13,098	1,940,076
Caesars Acquisition Company, Class A (I)	9,903	60,606
Caesars Entertainment Corp. (I) (L)	12,459	84,721
Carnival Corp.	134,873	7,117,248
Carnival PLC	48,204	2,589,220
Carrols Restaurant Group, Inc. (I)	7,779	112,329
Chipotle Mexican Grill, Inc. (I)	9,053	4,263,691
Churchill Downs, Inc.	2,793	413,029
Chuy’s Holdings, Inc. (I)	3,595	111,697
ClubCorp Holdings, Inc.	10,037	140,919
Compass Group PLC	419,548	7,395,949
Cracker Barrel Old Country Store, Inc. (L)	15,527	2,370,507
Crown Resorts, Ltd.	92,434	881,893
Darden Restaurants, Inc.	34,645	2,296,964
Dave & Buster’s Entertainment, Inc. (I)	5,033	195,180
Del Frisco’s Restaurant Group, Inc. (I)	5,431	90,046
Denny’s Corp. (I)	18,871	195,504
Diamond Resorts International, Inc. (I) (L)	9,348	227,156
DineEquity, Inc.	3,758	351,110
Domino’s Pizza, Inc.	23,545	3,104,644
Dunkin’ Brands Group, Inc.	43,320	2,043,404
El Pollo Loco Holdings, Inc. (I) (L)	3,345	44,622
Eldorado Resorts, Inc. (I)	6,077	69,521
Fiesta Restaurant Group, Inc. (I)	6,016	197,204
Flight Centre Travel Group, Ltd. (L)	13,750	455,412
Galaxy Entertainment Group, Ltd.	597,153	2,241,827
Genting Singapore PLC	1,545,121	956,586
InterContinental Hotels Group PLC	60,222	2,477,915
International Speedway Corp., Class A	18,980	700,552
Interval Leisure Group, Inc. (L)	9,022	130,278
Intrawest Resorts Holdings, Inc. (I)	4,691	40,108
Isle of Capri Casinos, Inc. (I)	5,199	72,786
J Alexander’s Holdings, Inc. (I)	3,425	36,168
Jack in the Box, Inc.	24,088	1,538,501
Jamba, Inc. (I) (L)	3,312	40,936
Kona Grill, Inc. (I) (L)	2,097	27,156
Krispy Kreme Doughnuts, Inc. (I)	14,431	224,979
La Quinta Holdings, Inc. (I)	21,120	264,000
Marriott International, Inc., Class A (L)	57,934	4,123,742
Marriott Vacations Worldwide Corp.	5,736	387,180
McDonald’s Corp.	272,346	34,228,445
McDonald’s Holdings Company Japan, Ltd.	17,461	413,686
Melco Crown Entertainment, Ltd., ADR (L)	24,300	401,193
Merlin Entertainments PLC (S)	181,945	1,209,655
MGM China Holdings, Ltd.	243,372	372,755
Monarch Casino & Resort, Inc. (I)	2,376	46,237
Noodles & Company (I) (L)	2,878	34,133
Oriental Land Company, Ltd.	51,000	3,610,781
Paddy Power Betfair PLC	20,635	2,878,144
Panera Bread Company, Class A (I)	10,868	2,226,092
Papa John’s International, Inc.	6,452	349,634
Penn National Gaming, Inc. (I)	17,893	298,634
Pinnacle Entertainment, Inc. (I)	13,402	470,410
Planet Fitness, Inc., Class A (I) (L)	3,736	60,673
Popeyes Louisiana Kitchen, Inc. (I)	5,105	265,766
Potbelly Corp. (I)	5,301	72,147
Red Robin Gourmet Burgers, Inc. (I)	3,137	202,242
Royal Caribbean Cruises, Ltd.	51,558	4,235,490
Ruby Tuesday, Inc. (I)	14,249	76,660
Ruth’s Hospitality Group, Inc.	7,720	142,125
Sands China, Ltd.	617,482	2,520,813
Scientific Games Corp., Class A (I) (L)	12,126	114,348
SeaWorld Entertainment, Inc. (L)	15,170	319,480
Shake Shack, Inc., Class A (I) (L)	1,338	49,934
Shangri-La Asia, Ltd.	321,964	367,955
SJM Holdings, Ltd.	519,884	371,937
Sodexo	24,041	2,587,390
Sonic Corp.	10,897	383,139
Speedway Motorsports, Inc.	2,866	56,833
Starbucks Corp.	445,788	26,613,544
Starwood Hotels & Resorts Worldwide, Inc.	50,694	4,229,400
Tabcorp Holdings, Ltd.	210,694	690,905
Tatts Group, Ltd.	375,633	1,088,307
Texas Roadhouse, Inc.	15,473	674,313
The Cheesecake Factory, Inc.	32,113	1,704,879
The Habit Restaurants, Inc., Class A (I) (L)	2,759	51,400
The Marcus Corp.	4,187	79,344
The Wendy’s Company	103,349	1,125,471
TUI AG	127,822	1,977,245
Vail Resorts, Inc.	8,044	1,075,483
Whitbread PLC	46,537	2,641,726
William Hill PLC	227,404	1,063,952
Wingstop, Inc. (I)	1,576	35,744
Wyndham Worldwide Corp.	34,866	2,664,808
Wynn Macau, Ltd. (I)	393,670	608,776
Wynn Resorts, Ltd. (L)	24,362	2,276,142
Yum! Brands, Inc.	123,665	10,121,980
Zoe’s Kitchen, Inc. (I)	4,333	168,944
		173,542,673
Household durables - 0.8%
Barratt Developments PLC	255,770	2,053,321
Bassett Furniture Industries, Inc.	2,448	77,993
Beazer Homes USA, Inc. (I)	7,434	64,824
Berkeley Group Holdings PLC	33,132	1,527,679
CalAtlantic Group, Inc.	53,183	1,777,376
Casio Computer Company, Ltd. (L)	51,948	1,047,680
Cavco Industries, Inc. (I)	1,968	183,929
Century Communities, Inc. (I)	3,438	58,687
CSS Industries, Inc.	2,238	62,507
DR Horton, Inc.	98,502	2,977,715
Electrolux AB, Series B	61,498	1,614,926
Ethan Allen Interiors, Inc.	5,693	181,151
Flexsteel Industries, Inc.	1,325	57,876
Garmin, Ltd. (L)	35,426	1,415,623
Green Brick Partners, Inc. (I) (L)	5,195	39,430
Harman International Industries, Inc.	21,379	1,903,586
Helen of Troy, Ltd. (I)	6,276	650,758
Hooker Furniture Corp.	2,545	83,603
Hovnanian Enterprises, Inc., Class A (I) (L)	28,809	44,942
Husqvarna AB, B Shares	104,168	760,674
Iida Group Holdings Company, Ltd.	37,700	734,239
Installed Building Products, Inc. (I)	4,420	117,616

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
iRobot Corp. (I)	6,628	$233,968
Jarden Corp. (I)	97,639	5,755,819
KB Home (L)	58,062	829,125
La-Z-Boy, Inc.	11,391	304,595
Leggett & Platt, Inc.	40,829	1,976,124
Lennar Corp., Class A	53,709	2,597,367
LGI Homes, Inc. (I) (L)	3,066	74,228
Libbey, Inc.	5,008	93,149
Lifetime Brands, Inc.	2,616	39,423
M/I Homes, Inc. (I)	5,417	101,027
MDC Holdings, Inc.	27,200	681,632
Meritage Homes Corp. (I)	8,764	319,535
Mohawk Industries, Inc. (I)	19,052	3,637,027
NACCO Industries, Inc., Class A	1,046	60,051
Newell Rubbermaid, Inc. (L)	80,144	3,549,578
Nikon Corp. (L)	86,246	1,318,797
NVR, Inc. (I)	1,724	2,986,658
Panasonic Corp.	563,309	5,101,757
Persimmon PLC	78,231	2,337,639
PulteGroup, Inc.	95,433	1,785,551
Rinnai Corp.	9,278	819,603
Sekisui Chemical Company, Ltd.	106,263	1,308,198
Sekisui House, Ltd.	153,878	2,596,163
Sony Corp.	322,100	8,281,556
Taylor Morrison Home Corp., Class A (I)	7,340	103,641
Taylor Wimpey PLC	830,272	2,262,794
Techtronic Industries Company	350,742	1,389,460
Tempur Sealy International, Inc. (I)	29,503	1,793,487
The New Home Company, Inc. (I)	2,718	33,323
Toll Brothers, Inc. (I)	73,261	2,161,932
TRI Pointe Group, Inc. (I)	104,960	1,236,429
Tupperware Brands Corp.	23,881	1,384,620
Universal Electronics, Inc. (I)	3,268	202,583
WCI Communities, Inc. (I)	3,312	61,537
Whirlpool Corp.	23,517	4,241,056
William Lyon Homes, Class A (I) (L)	4,427	64,147
ZAGG, Inc. (I)	6,441	58,033
		79,217,747
Internet and catalog retail - 1.2%
1-800-Flowers.com, Inc., Class A (I)	5,701	44,924
Amazon.com, Inc. (I)	116,570	69,200,615
Blue Nile, Inc.	2,655	68,260
Duluth Holdings, Inc. (I)	1,898	36,992
Etsy, Inc. (I)	4,704	40,925
Expedia, Inc.	35,317	3,807,879
FTD Companies, Inc. (I)	4,057	106,496
HSN, Inc.	22,248	1,163,793
Lands’ End, Inc. (I) (L)	3,708	94,591
Liberty TripAdvisor Holdings, Inc., Class A (I)	16,681	369,651
Netflix, Inc. (I)	129,952	13,284,993
Nutrisystem, Inc.	6,453	134,674
Overstock.com, Inc. (I)	2,674	38,452
PetMed Express, Inc. (L)	4,547	81,437
Rakuten, Inc.	237,105	2,288,765
Shutterfly, Inc. (I)	7,838	363,448
The Priceline Group, Inc. (I)	14,974	19,300,887
TripAdvisor, Inc. (I)	33,913	2,255,215
Wayfair, Inc., Class A (I)	4,433	191,594
Zalando SE (I)	22,031	722,292
		113,595,883
Leisure products - 0.2%
Arctic Cat, Inc.	3,129	52,567
Bandai Namco Holdings, Inc.	45,093	982,955
Black Diamond, Inc. (I)	5,904	26,686
Brunswick Corp.	43,021	2,064,148
Callaway Golf Company	17,813	162,455
Escalade, Inc.	2,603	30,637
Hasbro, Inc.	33,668	2,696,807
JAKKS Pacific, Inc. (I) (L)	4,538	33,763
Johnson Outdoors, Inc., Class A	1,259	27,975
Malibu Boats, Inc., Class A (I)	4,244	69,602
Mattel, Inc.	101,851	3,424,231
Nautilus, Inc. (I)	7,028	135,781
Performance Sports Group, Ltd. (I)	10,593	33,686
Polaris Industries, Inc.	28,548	2,811,407
Sankyo Company, Ltd.	12,251	456,188
Sega Sammy Holdings, Inc.	47,336	515,734
Shimano, Inc.	20,081	3,149,239
Smith & Wesson Holding Corp. (I)	11,873	316,059
Sturm Ruger & Company, Inc. (L)	4,137	282,888
Vista Outdoor, Inc. (I)	28,879	1,499,109
Yamaha Corp.	42,773	1,286,687
		20,058,604
Media - 2.5%
Altice NV, Class A (I)	95,057	1,688,517
Altice NV, Class B (I)	27,208	488,777
AMC Entertainment Holdings, Inc., Class A	4,720	132,113
AMC Networks, Inc., Class A (I)	28,749	1,866,960
Axel Springer AG	11,397	613,478
Cable One, Inc.	2,081	909,668
Cablevision Systems Corp., Class A	66,849	2,206,017
Carmike Cinemas, Inc. (I)	5,528	166,061
CBS Corp., Class B	127,287	7,012,241
Central European Media
Enterprises, Ltd., Class A (I) (L)	18,260	46,563
Cinemark Holdings, Inc.	49,855	1,786,305
Comcast Corp., Class A	735,737	44,938,816
Crown Media Holdings, Inc., Class A (I)	8,094	41,118
Daily Journal Corp. (I) (L)	268	52,445
Dentsu, Inc.	55,165	2,767,432
Discovery Communications, Inc., Series A (I)	44,839	1,283,741
Discovery Communications, Inc., Series C (I)	71,559	1,932,093
DreamWorks Animation
SKG, Inc., Class A (I)	50,693	1,264,790
Entercom Communications Corp., Class A (I)	6,046	63,967
Entravision Communications Corp., Class A	14,396	107,106
Eros International PLC (I) (L)	6,439	74,113
Eutelsat Communications	43,408	1,399,962
Global Eagle Entertainment, Inc. (I)	10,491	89,383
Gray Television, Inc. (I)	14,100	165,252
Hakuhodo DY Holdings, Inc.	60,073	680,132
Harte-Hanks, Inc.	12,183	30,823
Hemisphere Media Group, Inc. (I)	2,587	33,967
IMAX Corp. (I)	13,418	417,166
ITV PLC	977,406	3,377,445
JCDecaux SA (I)	18,651	816,301
John Wiley & Sons, Inc., Class A	22,957	1,122,368
Journal Media Group, Inc.	5,965	71,341
Lagardere SCA	30,191	800,800
Live Nation Entertainment, Inc. (I)	68,833	1,535,664
Loral Space & Communications, Inc. (I)	3,031	106,479
MDC Partners, Inc., Class A	9,797	231,209
Media General, Inc. (I)	21,350	348,219
Meredith Corp.	26,030	1,236,425
National CineMedia, Inc.	13,703	208,423

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
New Media Investment Group, Inc.	9,981	$166,084
News Corp., Class A	114,547	1,462,765
News Corp., Class B	32,383	429,075
Nexstar Broadcasting Group, Inc., Class A (L)	6,993	309,580
Numericable Group SA	27,953	1,173,955
Omnicom Group, Inc.	72,701	6,050,904
Pearson PLC	209,494	2,625,493
ProSiebenSat.1 Media AG	55,828	2,865,920
Publicis Groupe SA	48,218	3,381,094
REA Group, Ltd. (L)	13,378	553,723
Reading International, Inc., Class A (I)	4,133	49,513
RELX NV	253,726	4,423,594
RELX PLC	283,744	5,263,750
RTL Group SA	9,823	831,093
Schibsted ASA	18,971	553,476
Schibsted ASA, Class B (I)	23,393	647,451
Scholastic Corp.	5,925	221,417
Scripps Networks Interactive, Inc., Class A	28,403	1,860,397
SES SA	83,263	2,435,845
Sinclair Broadcast Group, Inc., Class A	14,752	453,624
Singapore Press Holdings, Ltd.	408,432	1,211,436
Sky PLC	263,441	3,871,145
TEGNA, Inc.	66,526	1,560,700
Telenet Group Holding NV (I)	13,486	681,573
The EW Scripps Company, Class A	13,245	206,490
The Interpublic Group of Companies, Inc.	122,007	2,800,061
The New York Times Company, Class A	88,541	1,103,221
The Walt Disney Company	453,222	45,009,477
Thomson Reuters Corp.	29,396	1,189,950
Time Warner Cable, Inc.	85,786	17,553,531
Time Warner, Inc.	237,732	17,247,457
Time, Inc.	74,063	1,143,533
Toho Company, Ltd.	29,008	762,514
Tribune Publishing Company	6,331	48,875
Twenty-First Century Fox, Inc., Class A	338,764	9,444,740
Twenty-First Century Fox, Inc., Class B	129,408	3,649,306
Viacom, Inc., Class B	104,253	4,303,564
Vivendi SA (L)	296,599	6,215,805
Wolters Kluwer NV	76,982	3,068,312
World Wrestling
Entertainment, Inc., Class A (L)	6,673	117,845
WPP PLC	330,363	7,689,362
		246,751,330
Multiline retail - 0.5%
Big Lots, Inc.	34,380	1,557,070
Dollar General Corp.	87,366	7,478,530
Dollar Tree, Inc. (I)	70,446	5,808,977
Don Quijote Company, Ltd.	30,600	1,062,765
Fred’s, Inc., Class A	8,338	124,320
Harvey Norman Holding, Ltd.	140,133	504,112
Isetan Mitsukoshi Holdings, Ltd.	91,328	1,066,224
J Front Retailing Company, Ltd.	61,300	813,405
J.C. Penney Company, Inc. (I) (L)	144,656	1,599,895
Kohl’s Corp.	57,031	2,658,215
Macy’s, Inc.	94,350	4,159,892
Marks & Spencer Group PLC	416,923	2,429,552
Marui Group Company, Ltd. (L)	57,841	828,775
Next PLC	37,029	2,867,582
Nordstrom, Inc. (L)	37,991	2,173,465
Ollie’s Bargain Outlet Holdings, Inc. (I) (L)	2,406	56,373
Ryohin Keikaku Company, Ltd.	6,100	1,288,750
Takashimaya Company, Ltd.	71,883	600,855
Target Corp.	181,848	14,962,453
Tuesday Morning Corp. (I)	10,291	84,180
		52,125,390
Specialty retail - 2.2%
Aaron’s, Inc.	30,629	768,788
ABC-Mart, Inc.	7,064	452,094
Abercrombie & Fitch Company, Class A	47,262	1,490,643
Advance Auto Parts, Inc.	22,005	3,528,282
America’s Car-Mart, Inc. (I) (L)	2,043	51,075
American Eagle Outfitters, Inc. (L)	121,889	2,031,890
Asbury Automotive Group, Inc. (I)	5,656	338,455
Ascena Retail Group, Inc. (I) (L)	119,117	1,317,434
AutoNation, Inc. (I)	22,899	1,068,925
AutoZone, Inc. (I)	9,189	7,320,784
Barnes & Noble Education, Inc. (I)	7,244	70,991
Barnes & Noble, Inc.	11,498	142,115
Bed Bath & Beyond, Inc. (I)	50,128	2,488,354
Best Buy Company, Inc.	84,552	2,742,867
Big 5 Sporting Goods Corp.	4,248	47,195
Boot Barn Holdings, Inc. (I) (L)	3,029	28,473
Build-A-Bear Workshop, Inc. (I)	3,180	41,308
Burlington Stores, Inc. (I)	16,731	940,951
Cabela’s, Inc. (I)	22,757	1,108,038
Caleres, Inc.	9,727	275,177
CarMax, Inc. (I) (L)	60,851	3,109,486
Chico’s FAS, Inc.	95,181	1,263,052
Citi Trends, Inc.	3,533	62,993
Conn’s, Inc. (I) (L)	5,443	67,820
CST Brands, Inc.	35,738	1,368,408
Destination XL Group, Inc. (I)	8,594	44,431
Dick’s Sporting Goods, Inc.	42,511	1,987,389
Dixons Carphone PLC	249,714	1,526,097
Dufry AG (I)	10,435	1,281,563
Express, Inc. (I)	18,759	401,630
Fast Retailing Company, Ltd.	13,546	4,328,275
Five Below, Inc. (I)	12,102	500,297
Foot Locker, Inc.	64,871	4,184,180
Francesca’s Holdings Corp. (I)	9,465	181,349
GameStop Corp., Class A (L)	31,652	1,004,318
Genesco, Inc. (I)	5,009	361,900
Group 1 Automotive, Inc.	5,191	304,660
Guess?, Inc.	43,794	822,013
Haverty Furniture Companies, Inc.	4,608	97,505
Hennes & Mauritz AB, B Shares	242,188	8,061,019
Hibbett Sports, Inc. (I) (L)	5,081	182,408
Hikari Tsushin, Inc.	5,000	380,498
Industria de Diseno Textil SA	278,257	9,327,059
Kingfisher PLC	585,227	3,156,473
Kirkland’s, Inc.	4,095	71,703
L Brands, Inc.	76,476	6,715,358
Lithia Motors, Inc., Class A	5,053	441,278
Lowe’s Companies, Inc.	276,862	20,972,297
Lumber Liquidators Holdings, Inc. (I) (L)	6,307	82,748
MarineMax, Inc. (I)	5,885	114,581
Mattress Firm Holding Corp. (I) (L)	4,616	195,672
Monro Muffler Brake, Inc.	7,052	504,006
Murphy USA, Inc. (I)	18,488	1,136,088
Nitori Holdings Company, Ltd.	18,990	1,737,586
O’Reilly Automotive, Inc. (I)	29,654	8,115,114
Office Depot, Inc. (I)	233,508	1,657,907
Outerwall, Inc. (L)	3,825	141,487
Party City Holdco, Inc. (I)	5,748	86,450
Pier 1 Imports, Inc.	18,813	131,879
Rent-A-Center, Inc.	12,024	190,580

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Restoration Hardware Holdings, Inc. (I) (L)	7,423	$311,024
Ross Stores, Inc.	121,563	7,038,498
Sanrio Company, Ltd. (L)	12,873	251,634
Select Comfort Corp. (I)	11,707	226,999
Shimamura Company, Ltd.	5,728	715,034
Shoe Carnival, Inc.	3,319	89,480
Signet Jewelers, Ltd.	23,866	2,960,100
Sonic Automotive, Inc., Class A	7,335	135,551
Sports Direct International PLC (I)	67,372	365,446
Sportsman’s Warehouse Holdings, Inc. (I)	4,076	51,358
Stage Stores, Inc. (L)	7,384	59,515
Staples, Inc.	193,277	2,131,845
Stein Mart, Inc.	6,838	50,123
Tailored Brands, Inc.	10,952	196,041
The Buckle, Inc. (L)	6,362	215,481
The Cato Corp., Class A	5,875	226,481
The Children’s Place, Inc.	4,554	380,122
The Finish Line, Inc., Class A	10,278	216,866
The Gap, Inc. (L)	68,779	2,022,103
The Home Depot, Inc.	382,709	51,064,862
The TJX Companies, Inc.	203,059	15,909,673
Tiffany & Company	33,488	2,457,349
Tile Shop Holdings, Inc. (I)	6,170	91,995
Tractor Supply Company	40,355	3,650,513
Urban Outfitters, Inc. (I)	26,098	863,583
USS Company, Ltd.	55,948	892,767
Vitamin Shoppe, Inc. (I) (L)	6,597	204,243
West Marine, Inc. (I)	4,458	40,523
Williams-Sonoma, Inc.	39,065	2,138,418
Winmark Corp.	558	54,673
Yamada Denki Company, Ltd. (L)	172,368	814,781
Zumiez, Inc. (I)	4,654	92,708
		208,473,185
Textiles, apparel and luxury goods - 1.2%
adidas AG	53,386	6,233,390
Asics Corp.	40,672	725,310
Burberry Group PLC	113,538	2,219,649
Carter’s, Inc.	24,455	2,577,068
Cherokee, Inc. (I)	2,051	36,487
Christian Dior SA	13,910	2,518,754
Cie Financiere Richemont SA	133,186	8,796,992
Coach, Inc.	83,325	3,340,499
Columbia Sportswear Company	6,357	381,992
Crocs, Inc. (I)	17,338	166,792
Culp, Inc.	2,324	60,935
Deckers Outdoor Corp. (I)	22,592	1,353,487
Fossil Group, Inc. (I) (L)	19,559	868,811
G-III Apparel Group, Ltd. (I)	8,861	433,214
Hanesbrands, Inc.	117,640	3,333,918
Hermes International SA	6,734	2,367,820
Hugo Boss AG	17,216	1,125,480
Iconix Brand Group, Inc. (I)	10,874	87,536
Kate Spade & Company (I)	60,541	1,545,006
Kering	19,329	3,451,053
Li & Fung, Ltd.	1,481,774	877,875
Luxottica Group SpA	43,155	2,377,314
LVMH Moet Hennessy Louis Vuitton SA	71,307	12,184,677
Michael Kors Holdings, Ltd. (I)	55,257	3,147,439
Movado Group, Inc.	3,618	99,604
NIKE, Inc., Class B	407,728	25,063,040
Oxford Industries, Inc.	3,232	217,287
Pandora A/S	28,087	3,672,033
Perry Ellis International, Inc. (I)	2,830	52,100
PVH Corp.	24,777	2,454,410
Ralph Lauren Corp.	17,673	1,701,203
Sequential Brands Group, Inc. (I) (L)	10,745	68,661
Skechers U.S.A., Inc., Class A (I)	61,757	1,880,501
Steven Madden, Ltd. (I)	12,495	462,815
Superior Uniform Group, Inc.	1,720	30,650
The Swatch Group AG, Bearer Shares	7,888	2,721,427
The Swatch Group AG, Registered Shares (L)	12,536	843,532
Tumi Holdings, Inc. (I)	12,533	336,135
Under Armour, Inc., Class A (I) (L)	54,118	4,590,830
Unifi, Inc. (I)	3,358	76,932
Vera Bradley, Inc. (I)	4,829	98,222
VF Corp.	102,373	6,629,675
Wolverine World Wide, Inc.	23,016	423,955
Yue Yuen Industrial Holdings, Ltd.	190,487	654,900
		112,289,410
		1,235,560,922
Consumer staples - 10.1%
Beverages - 2.2%
Anheuser-Busch InBev NV	205,188	25,491,888
Asahi Group Holdings, Ltd.	98,703	3,072,100
Brown-Forman Corp., Class B	30,517	3,005,009
Carlsberg A/S, Class B (L)	27,298	2,595,640
Coca-Cola Amatil, Ltd.	145,393	984,517
Coca-Cola Bottling Company Consolidated	1,026	163,914
Coca-Cola Enterprises, Inc.	62,717	3,182,261
Coca-Cola HBC AG (I)	51,203	1,085,827
Constellation Brands, Inc., Class A	53,091	8,021,519
Craft Brew Alliance, Inc. (I)	2,716	22,353
Diageo PLC	641,839	17,306,570
Dr. Pepper Snapple Group, Inc.	56,687	5,068,952
Heineken Holding NV	25,716	2,002,088
Heineken NV	58,779	5,318,180
Kirin Holdings Company, Ltd.	209,892	2,940,312
MGP Ingredients, Inc.	2,324	56,334
Molson Coors Brewing Company, Class B	56,196	5,404,931
Monster Beverage Corp. (I)	45,044	6,007,969
National Beverage Corp. (I)	2,500	105,800
PepsiCo, Inc.	437,334	44,817,988
Pernod Ricard SA	54,181	6,033,195
Remy Cointreau SA	6,337	480,582
SABMiller PLC	247,931	15,143,081
Suntory Beverage & Food, Ltd.	35,459	1,595,195
The Boston Beer
Company, Inc., Class A (I) (L)	6,501	1,203,140
The Coca-Cola Company	1,175,133	54,514,420
Treasury Wine Estates, Ltd.	189,369	1,398,300
		217,022,065
Food and staples retailing - 2.0%
Aeon Company, Ltd.	166,878	2,410,721
Carrefour SA	141,326	3,882,670
Casey’s General Stores, Inc.	27,043	3,064,513
Casino Guichard Perrachon SA (L)	14,309	818,918
Colruyt SA	17,825	1,036,600
Costco Wholesale Corp.	132,764	20,920,951
CVS Health Corp.	332,457	34,485,765
Delhaize Group SA	26,485	2,760,287
Distribuidora Internacional
de Alimentacion SA	150,945	782,126
FamilyMart Company, Ltd.	14,992	778,616
ICA Gruppen AB (L)	20,542	678,946

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Ingles Markets, Inc., Class A	2,984	$111,900
J Sainsbury PLC (L)	343,666	1,361,842
Jeronimo Martins SGPS SA	63,789	1,042,756
Koninklijke Ahold NV	212,871	4,781,359
Lawson, Inc.	16,689	1,397,046
Metro AG	45,082	1,394,539
Natural Grocers by Vitamin Cottage, Inc. (I)	2,253	47,921
Performance Food Group Company (I)	3,761	87,819
PriceSmart, Inc.	4,325	365,809
Seven & I Holdings Company, Ltd.	192,229	8,190,426
Smart & Final Stores, Inc. (I)	5,395	87,399
SpartanNash Company	8,391	254,331
Sprouts Farmers Market, Inc. (I)	66,796	1,939,756
SUPERVALU, Inc. (I)	184,288	1,061,499
Sysco Corp.	157,598	7,364,555
Tesco PLC (I)	2,077,287	5,705,234
The Andersons, Inc.	6,390	200,710
The Chefs’ Warehouse, Inc. (I)	4,441	90,108
The Fresh Market, Inc. (I)	9,678	276,113
The Kroger Company	296,354	11,335,541
United Natural Foods, Inc. (I)	34,971	1,409,331
Village Super Market, Inc., Class A	1,788	43,198
Wal-Mart Stores, Inc.	473,431	32,425,289
Walgreens Boots Alliance, Inc.	261,500	22,028,760
Weis Markets, Inc.	2,447	110,262
Wesfarmers, Ltd.	287,368	9,121,284
Whole Foods Market, Inc.	97,624	3,037,083
WM Morrison Supermarkets PLC	566,106	1,612,197
Woolworths, Ltd.	324,312	5,488,910
		193,993,090
Food products - 2.3%
Ajinomoto Company, Inc.	144,296	3,253,426
Alico, Inc. (L)	932	25,733
Amplify Snack Brands, Inc. (I)	3,441	49,275
Archer-Daniels-Midland Company	179,196	6,506,607
Aryzta AG (I)	22,168	916,100
Associated British Foods PLC	90,922	4,362,221
B&G Foods, Inc.	12,819	446,229
Barry Callebaut AG (I)	557	603,904
Cal-Maine Foods, Inc. (L)	6,858	355,999
Calavo Growers, Inc.	3,257	185,844
Calbee, Inc.	18,700	741,954
Campbell Soup Company	53,887	3,437,452
Chocoladefabriken Lindt & Sprungli AG	251	1,555,204
Chocoladefabriken Lindt & Sprungli AG	26	1,944,799
ConAgra Foods, Inc.	129,938	5,797,834
Danone SA	150,405	10,671,569
Darling Ingredients, Inc. (I)	36,986	487,106
Dean Foods Company (L)	64,354	1,114,611
Farmer Brothers Company (I)	1,873	52,201
Flowers Foods, Inc.	88,427	1,632,362
Fresh Del Monte Produce, Inc.	7,279	306,228
Freshpet, Inc. (I) (L)	5,359	39,281
General Mills, Inc.	179,468	11,369,298
Golden Agri-Resources, Ltd.	1,792,561	545,342
Hormel Foods Corp.	80,992	3,502,094
Ingredion, Inc.	33,972	3,627,870
Inventure Foods, Inc. (I)	4,714	26,634
J&J Snack Foods Corp.	3,289	356,133
John B. Sanfilippo & Son, Inc.	1,803	124,569
Kellogg Company	76,582	5,862,352
Kerry Group PLC, Class A	1,204	112,111
Kerry Group PLC, Class A	39,392	3,663,364
Kikkoman Corp.	37,746	1,239,070
Lancaster Colony Corp.	13,280	1,468,370
Landec Corp. (I)	5,965	62,633
Limoneira Company (L)	2,852	43,350
McCormick & Company, Inc.	34,864	3,468,271
Mead Johnson Nutrition Company	55,925	4,751,947
MEIJI Holdings Company, Ltd.	31,200	2,507,192
Mondelez International, Inc., Class A	473,310	18,989,197
Nestle SA	813,530	60,706,204
NH Foods, Ltd.	43,882	965,884
Nisshin Seifun Group, Inc.	54,100	859,168
Nissin Food Products Company, Ltd.	16,575	778,514
Omega Protein Corp. (I)	4,865	82,413
Orkla ASA	208,199	1,883,114
Post Holdings, Inc. (I)	43,943	3,021,960
Sanderson Farms, Inc. (L)	4,927	444,317
Seaboard Corp. (I)	54	162,163
Seneca Foods Corp., Class A (I)	1,905	66,180
Snyder’s-Lance, Inc.	52,681	1,658,398
Tate & Lyle PLC	118,166	979,364
The Hain Celestial Group, Inc. (I)	48,728	1,993,462
The Hershey Company	43,111	3,970,092
The J.M. Smucker Company	35,894	4,660,477
The Kraft Heinz Company	180,529	14,182,358
The WhiteWave Foods Company (I)	83,335	3,386,734
Tootsie Roll Industries, Inc. (L)	12,694	443,514
Toyo Suisan Kaisha, Ltd.	22,550	809,461
TreeHouse Foods, Inc. (I)	36,131	3,134,364
Tyson Foods, Inc., Class A	88,770	5,917,408
WH Group, Ltd. (I) (S)	1,497,500	1,083,008
Wilmar International, Ltd.	490,403	1,222,895
Yakult Honsha Company, Ltd.	22,203	982,307
Yamazaki Baking Company, Ltd.	28,390	597,565
		220,197,060
Household products - 1.4%
Central Garden & Pet Company, Class A (I)	9,392	152,996
Church & Dwight Company, Inc.	39,323	3,624,794
Colgate-Palmolive Company	269,293	19,025,550
Energizer Holdings, Inc.	29,219	1,183,662
Henkel AG & Company, KGaA	26,533	2,601,747
HRG Group, Inc. (I)	17,676	246,227
Kimberly-Clark Corp.	108,981	14,659,034
Oil-Dri Corp. of America	1,121	37,867
Orchids Paper Products Company (L)	2,084	57,331
Reckitt Benckiser Group PLC	162,593	15,683,166
Svenska Cellulosa AB SCA, B Shares	154,579	4,821,437
The Clorox Company	38,756	4,885,581
The Procter & Gamble Company	800,782	65,912,366
Unicharm Corp.	95,100	2,069,882
WD-40 Company	3,210	346,712
		135,308,352
Personal products - 0.7%
Avon Products, Inc.	206,002	990,870
Beiersdorf AG	25,736	2,318,146
Edgewell Personal Care Company	28,053	2,259,108
Elizabeth Arden, Inc. (I) (L)	6,373	52,195
Inter Parfums, Inc.	3,850	118,965
Kao Corp.	128,575	6,855,865
Kose Corp.	7,600	738,851
L’Oreal SA	64,268	11,496,660
Medifast, Inc.	2,467	74,479
Natural Health Trends Corp. (L)	1,722	57,084

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Nutraceutical International Corp. (I)	1,964	$47,823
Revlon, Inc., Class A (I)	2,628	95,685
Shiseido Company, Ltd.	91,860	2,046,457
Synutra International, Inc. (I)	5,145	25,571
The Estee Lauder Companies, Inc., Class A	66,837	6,303,397
Unilever NV	415,612	18,685,393
Unilever PLC	327,500	14,767,861
USANA Health Sciences, Inc. (I)	1,247	151,411
		67,085,821
Tobacco - 1.5%
Altria Group, Inc.	591,630	37,071,536
British American Tobacco PLC	475,681	27,815,875
Imperial Brands PLC	244,630	13,544,487
Japan Tobacco, Inc.	280,689	11,683,014
Philip Morris International, Inc.	468,114	45,926,665
Reynolds American, Inc.	248,799	12,517,078
Swedish Match AB	50,142	1,699,717
Universal Corp.	4,982	283,027
Vector Group, Ltd. (L)	18,992	433,777
		150,975,176
		984,581,564
Energy - 5.5%
Energy equipment and services - 0.7%
Archrock, Inc.	16,028	128,224
Atwood Oceanics, Inc. (L)	14,685	134,661
Baker Hughes, Inc.	130,962	5,740,064
Basic Energy Services, Inc. (I)	11,190	30,884
Bristow Group, Inc.	7,836	148,257
C&J Energy Services, Ltd. (I) (L)	13,743	19,378
Cameron International Corp. (I)	57,398	3,848,536
CARBO Ceramics, Inc. (L)	4,567	64,851
Diamond Offshore Drilling, Inc. (L)	19,325	419,932
Dril-Quip, Inc. (I)	17,940	1,086,446
Ensco PLC, Class A	116,678	1,209,951
Era Group, Inc. (I)	5,066	47,519
Exterran Corp. (I)	7,793	120,480
Fairmount Santrol Holdings, Inc. (I) (L)	15,627	39,224
FMC Technologies, Inc. (I)	68,423	1,872,053
Forum Energy Technologies, Inc. (I)	13,335	176,022
Geospace Technologies Corp. (I)	3,287	40,562
Gulfmark Offshore, Inc., Class A (I) (L)	7,319	45,158
Halliburton Company	261,429	9,338,244
Helix Energy Solutions Group, Inc. (I)	24,281	135,974
Helmerich & Payne, Inc. (L)	32,404	1,902,763
Hornbeck Offshore Services, Inc. (I) (L)	7,446	73,939
Matrix Service Company (I)	5,972	105,704
McDermott International, Inc. (I)	53,267	217,862
Nabors Industries, Ltd.	133,056	1,224,115
National Oilwell Varco, Inc.	112,796	3,507,956
Natural Gas Services Group, Inc. (I)	2,983	64,522
Newpark Resources, Inc. (I)	19,156	82,754
Noble Corp. PLC (L)	114,928	1,189,505
Nordic American Offshore, Ltd. (L)	5,515	24,707
Oceaneering International, Inc.	46,245	1,537,184
Oil States International, Inc. (I)	35,829	1,129,330
Parker Drilling Company (I)	29,842	63,265
Patterson-UTI Energy, Inc.	69,549	1,225,453
Petrofac, Ltd.	65,926	870,049
PHI, Inc. (I)	3,035	57,331
Pioneer Energy Services Corp. (I)	17,707	38,955
RigNet, Inc. (I)	2,869	39,248
Rowan Companies PLC, Class A	58,995	949,820
Saipem SpA (I)	1,553,181	621,119
Schlumberger, Ltd.	378,617	27,923,004
SEACOR Holdings, Inc. (I)	4,078	222,047
Superior Energy Services, Inc.	71,535	957,854
Technip SA	26,884	1,489,889
Tenaris SA	120,373	1,493,559
Tesco Corp.	9,524	82,002
TETRA Technologies, Inc. (I)	17,867	113,455
Tidewater, Inc. (L)	11,788	80,512
Transocean, Ltd. (L)	102,649	938,212
Transocean, Ltd.	93,679	832,984
U.S. Silica Holdings, Inc. (L)	11,952	271,549
Unit Corp. (I)	11,648	102,619
		74,079,687
Oil, gas and consumable fuels - 4.8%
Abraxas Petroleum Corp. (I)	25,636	25,892
Alon USA Energy, Inc.	6,926	71,476
Anadarko Petroleum Corp.	152,565	7,104,952
Apache Corp.	113,513	5,540,570
Ardmore Shipping Corp.	4,060	34,307
Bill Barrett Corp. (I)	12,191	75,828
Bonanza Creek Energy, Inc. (I) (L)	12,261	19,495
BP PLC	4,673,781	23,384,599
Cabot Oil & Gas Corp.	137,428	3,120,990
California Resources Corp.	21,468	22,112
Callon Petroleum Company (I)	18,171	160,813
Caltex Australia, Ltd.	68,918	1,797,464
Carrizo Oil & Gas, Inc. (I)	13,196	408,020
Chesapeake Energy Corp. (L)	155,362	640,091
Chevron Corp.	568,474	54,232,420
Cimarex Energy Company	28,341	2,756,729
Clayton Williams Energy, Inc. (I)	1,499	13,371
Clean Energy Fuels Corp. (I) (L)	17,206	50,414
Columbia Pipeline Group, Inc.	123,787	3,107,054
Concho Resources, Inc. (I)	38,760	3,916,310
ConocoPhillips	374,492	15,080,793
CONSOL Energy, Inc. (L)	108,248	1,222,120
Contango Oil & Gas Company (I)	5,466	64,444
Delek Group, Ltd.	1,193	204,805
Delek US Holdings, Inc.	12,816	195,316
Denbury Resources, Inc. (L)	164,753	365,752
Devon Energy Corp.	154,286	4,233,608
DHT Holdings, Inc.	20,791	119,756
Dorian LPG, Ltd. (I)	5,795	54,473
Energen Corp.	45,865	1,678,200
Energy Fuels, Inc. (I)	11,153	24,648
Eni SpA	649,058	9,802,514
EOG Resources, Inc.	167,143	12,131,239
EQT Corp.	48,267	3,246,438
Evolution Petroleum Corp.	6,835	33,218
EXCO Resources, Inc. (I) (L)	37,029	36,625
Exxon Mobil Corp.	1,253,542	104,783,576
Frontline, Ltd. (L)	10,847	90,789
Galp Energia SGPS SA	118,226	1,484,548
GasLog, Ltd. (L)	9,568	93,192
Gener8 Maritime, Inc. (I)	3,914	27,633
Green Plains, Inc.	8,446	134,798
Gulfport Energy Corp. (I)	58,139	1,647,659
Hess Corp.	81,527	4,292,397
HollyFrontier Corp.	83,423	2,946,500
Idemitsu Kosan Company, Ltd.	23,000	410,396
Inpex Corp.	243,557	1,844,428

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
JX Holdings, Inc.	573,111	$2,206,684
Kinder Morgan, Inc.	549,367	9,811,695
Koninklijke Vopak NV	17,725	881,549
Lundin Petroleum AB (I)	55,934	945,470
Magnum Hunter Resources Corp. (I)	51,024	225
Marathon Oil Corp.	255,497	2,846,237
Marathon Petroleum Corp.	160,014	5,949,321
Matador Resources Company (I)	16,577	314,300
Murphy Oil Corp.	48,549	1,222,949
Navios Maritime Acquisition Corp. (L)	18,225	28,978
Neste Oil OYJ (L)	32,815	1,078,369
Newfield Exploration Company (I)	60,072	1,997,394
Noble Energy, Inc.	127,787	4,013,790
Nordic American Tankers, Ltd. (L)	19,685	277,362
Northern Oil and Gas, Inc. (I) (L)	15,232	60,776
Oasis Petroleum, Inc. (I) (L)	31,451	228,963
Occidental Petroleum Corp.	231,623	15,849,962
Oil Search, Ltd.	349,479	1,819,882
OMV AG	37,265	1,046,337
ONEOK, Inc. (L)	62,807	1,875,417
Origin Energy, Ltd.	446,619	1,739,436
Pacific Ethanol, Inc. (I)	7,512	35,156
Panhandle Oil and Gas, Inc., Class A	4,252	73,602
Par Pacific Holdings, Inc. (I)	3,518	65,998
Parsley Energy, Inc., Class A (I)	22,358	505,291
PDC Energy, Inc. (I)	8,941	531,542
Penn Virginia Corp. (I) (L)	15,840	2,439
Phillips 66	142,491	12,338,296
Pioneer Natural Resources Company	49,661	6,989,289
QEP Resources, Inc.	90,201	1,272,736
Range Resources Corp. (L)	50,810	1,645,228
Renewable Energy Group, Inc. (I)	9,959	94,013
Repsol SA	280,223	3,150,808
REX American Resources Corp. (I)	1,312	72,777
Ring Energy, Inc. (I)	6,213	31,376
Royal Dutch Shell PLC, A Shares	1,005,840	24,286,960
Royal Dutch Shell PLC, B Shares	1,011,159	24,606,311
RSP Permian, Inc. (I)	14,775	429,066
Sanchez Energy Corp. (I)	12,997	71,354
SandRidge Energy, Inc. (I)	93,716	5,257
Santos, Ltd.	427,732	1,325,320
Scorpio Tankers, Inc.	39,821	232,156
SemGroup Corp., Class A	9,909	221,962
Ship Finance International, Ltd. (L)	12,900	179,181
Showa Shell Sekiyu KK	46,494	417,044
SM Energy Company (L)	32,254	604,440
Southwestern Energy Company (I) (L)	115,425	931,480
Spectra Energy Corp.	201,553	6,167,522
Statoil ASA	284,860	4,449,043
Stone Energy Corp. (I) (L)	14,375	11,356
Synergy Resources Corp. (I)	23,769	184,685
Teekay Tankers, Ltd., Class A	21,264	78,039
Tesoro Corp.	36,143	3,108,659
The Williams Companies, Inc.	204,847	3,291,891
TonenGeneral Sekiyu KK	71,557	647,240
Total SA	560,007	25,481,047
Ultra Petroleum Corp. (I) (L)	37,000	18,426
Uranium Energy Corp. (I) (L)	26,217	19,610
Valero Energy Corp.	142,084	9,113,268
Western Refining, Inc.	47,678	1,386,953
Westmoreland Coal Company (I) (L)	4,656	33,570
Woodside Petroleum, Ltd.	189,113	3,782,978
World Fuel Services Corp.	33,459	1,625,438
WPX Energy, Inc. (I)	110,875	775,016
		467,221,691
		541,301,378
Financials - 18.8%
Banks - 7.1%
1st Source Corp.	3,458	110,103
Access National Corp.	1,823	36,150
Ameris Bancorp	7,117	210,521
Aozora Bank, Ltd.	286,271	999,217
Arrow Financial Corp.	3,269	86,857
Associated Banc-Corp.	70,889	1,271,749
Australia & New Zealand Banking Group, Ltd.	741,719	13,296,394
Banc of California, Inc.	8,113	141,978
BancFirst Corp.	1,572	89,651
Banco Bilbao Vizcaya Argentaria SA	1,624,221	10,725,161
Banco Comercial Portugues SA (I)	10,337,746	419,339
Banco de Sabadell SA	1,291,348	2,319,067
Banco Espirito Santo SA (I)	625,609	625
Banco Latinoamericano de
Comercio Exterior SA	6,577	159,295
Banco Popolare SC (I)	93,531	642,254
Banco Popular Espanol SA	437,147	1,134,527
Banco Santander SA	3,682,622	16,173,626
BancorpSouth, Inc.	61,281	1,305,898
Bank Hapoalim, Ltd.	273,230	1,418,289
Bank Leumi Le-Israel BM (I)	358,466	1,287,296
Bank of America Corp.	3,114,042	42,101,848
Bank of East Asia, Ltd.	303,090	1,132,871
Bank of Hawaii Corp.	20,412	1,393,731
Bank of Ireland (I)	7,013,213	2,028,489
Bank of Marin Bancorp	1,526	75,110
Bank of Queensland, Ltd.	95,932	889,460
Bank of the Ozarks, Inc.	55,773	2,340,793
Bankia SA	1,179,783	1,110,640
Bankinter SA	173,854	1,224,931
Banner Corp.	4,700	197,588
Bar Harbor Bankshares	1,818	60,394
Barclays PLC	4,285,580	9,199,417
BB&T Corp.	234,181	7,791,202
BBCN Bancorp, Inc.	17,811	270,549
Bendigo and Adelaide Bank, Ltd.	117,559	797,820
Berkshire Hills Bancorp, Inc.	6,408	172,311
Blue Hills Bancorp, Inc.	6,780	92,683
BNC Bancorp (L)	6,537	138,061
BNP Paribas SA	270,229	13,576,461
BOC Hong Kong Holdings, Ltd.	943,878	2,819,583
Boston Private Financial Holdings, Inc.	18,505	211,882
Bridge Bancorp, Inc.	3,423	104,299
Brookline Bancorp, Inc.	15,408	169,642
Bryn Mawr Bank Corp.	3,981	102,431
C1 Financial, Inc. (I)	1,305	31,581
CaixaBank SA	668,473	1,970,370
Camden National Corp.	2,064	86,688
Capital Bank Financial Corp., Class A	4,724	145,735
Cardinal Financial Corp.	7,229	147,110
Cascade Bancorp (I)	7,935	45,309
Cathay General Bancorp	52,656	1,491,744
CenterState Banks, Inc.	10,229	152,310
Central Pacific Financial Corp.	5,144	111,985
Chemical Financial Corp.	7,408	264,392
Citigroup, Inc.	890,545	37,180,254
Citizens & Northern Corp.	3,723	74,013

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Citizens Financial Group, Inc.	158,381	$3,318,082
City Holding Company	3,319	158,582
CNB Financial Corp.	4,064	71,486
CoBiz Financial, Inc.	8,447	99,844
Columbia Banking System, Inc.	12,831	383,904
Comerica, Inc.	53,049	2,008,966
Commerce Bancshares, Inc.	39,346	1,768,603
Commerzbank AG (I)	271,570	2,356,292
Commonwealth Bank of Australia	435,655	24,975,706
Community Bank Systems, Inc.	9,449	361,046
Community Trust Bancorp, Inc.	3,361	118,711
CommunityOne Bancorp (I)	2,879	38,233
ConnectOne Bancorp, Inc.	6,775	110,771
Credit Agricole SA	269,275	2,911,906
CU Bancorp (I)	2,731	57,815
Cullen/Frost Bankers, Inc. (L)	25,765	1,419,909
Customers Bancorp, Inc. (I)	5,857	138,401
CVB Financial Corp.	23,665	412,954
Danske Bank A/S	180,096	5,082,392
DBS Group Holdings, Ltd.	449,083	5,115,941
DNB ASA	249,351	2,944,409
Eagle Bancorp, Inc. (I)	6,601	316,848
East West Bancorp, Inc.	68,010	2,208,965
Enterprise Financial Services Corp.	4,374	118,273
Erste Group Bank AG	71,337	2,002,218
Farmers Capital Bank Corp.	1,779	47,001
FCB Financial Holdings, Inc., Class A (I)	6,095	202,720
Fidelity Southern Corp.	4,237	67,961
Fifth Third Bancorp	238,428	3,979,363
Financial Institutions, Inc.	3,689	107,239
First BanCorp (I)	28,155	82,213
First Bancorp North Carolina	5,064	95,456
First Bancorp, Inc.	3,045	59,408
First Busey Corp.	5,699	116,716
First Business Financial Services, Inc.	2,394	54,894
First Citizens BancShares, Inc., Class A	1,687	423,555
First Commonwealth Financial Corp.	19,714	174,666
First Community Bancshares, Inc.	4,223	83,784
First Connecticut Bancorp, Inc.	4,531	72,315
First Financial Bancorp	13,649	248,139
First Financial Bankshares, Inc. (L)	14,340	424,177
First Financial Corp.	2,651	90,691
First Horizon National Corp.	112,352	1,471,811
First Interstate BancSystem, Inc., Class A	4,172	117,358
First Merchants Corp.	8,871	209,089
First Midwest Bancorp, Inc.	17,368	312,971
First NBC Bank Holding Company (I)	3,411	70,232
First Niagara Financial Group, Inc.	167,675	1,623,094
FirstMerit Corp.	115,080	2,422,434
Flushing Financial Corp.	6,752	145,978
FNB Corp.	144,428	1,879,008
Franklin Financial Network, Inc. (I)	1,374	37,098
Fukuoka Financial Group, Inc.	200,272	652,381
Fulton Financial Corp.	120,960	1,618,445
German American Bancorp, Inc.	3,365	108,353
Glacier Bancorp, Inc.	16,841	428,098
Great Southern Bancorp, Inc.	2,343	86,996
Great Western Bancorp, Inc.	8,893	242,512
Green Bancorp, Inc. (I)	3,929	29,743
Guaranty Bancorp	3,813	58,949
Hancock Holding Company	53,888	1,237,268
Hang Seng Bank, Ltd.	195,090	3,451,917
Hanmi Financial Corp.	7,092	156,166
Heartland Financial USA, Inc.	4,206	129,503
Heritage Commerce Corp.	6,272	62,783
Heritage Financial Corp.	6,957	122,234
Hilltop Holdings, Inc. (I)	16,902	319,110
Hokuhoku Financial Group, Inc.	317,899	417,715
Home BancShares, Inc.	12,603	516,093
HomeTrust Bancshares, Inc. (I)	4,970	91,100
Horizon Bancorp	2,827	69,883
HSBC Holdings PLC	4,996,968	31,075,939
Huntington Bancshares, Inc.	239,193	2,281,901
IBERIABANK Corp.	8,515	436,564
Independent Bank Corp. (Massachusetts) (L)	5,679	261,007
Independent Bank Corp. (MI)	5,307	77,217
Independent Bank Group, Inc.	2,263	62,006
ING Groep NV	987,113	11,812,595
International Bancshares Corp.	38,305	944,601
Intesa Sanpaolo RSP	237,617	616,727
Intesa Sanpaolo SpA	3,235,354	8,945,797
Investors Bancorp, Inc.	76,871	894,778
Japan Post Bank Company, Ltd.	104,200	1,283,363
JPMorgan Chase & Co.	1,108,134	65,623,695
KBC Groep NV	63,949	3,293,226
KeyCorp	250,760	2,768,390
Kyushu Financial Group, Inc.	87,300	501,318
Lakeland Bancorp, Inc.	9,049	91,847
Lakeland Financial Corp.	3,592	164,442
LegacyTexas Financial Group, Inc.	10,606	208,408
Lloyds Banking Group PLC	14,567,302	14,188,504
M&T Bank Corp.	48,072	5,335,992
MainSource Financial Group, Inc.	4,926	103,889
MB Financial, Inc.	16,621	539,351
Mercantile Bank Corp.	4,078	91,429
Mitsubishi UFJ Financial Group, Inc.	3,253,292	15,074,469
Mizrahi Tefahot Bank, Ltd.	35,394	415,221
Mizuho Financial Group, Inc.	6,027,306	8,982,386
National Australia Bank, Ltd.	669,968	13,452,258
National Bank Holdings Corp., Class A	7,114	145,054
National Commerce Corp. (I)	1,626	38,390
National Penn Bancshares, Inc. (L)	30,903	328,808
Natixis SA	239,262	1,176,255
NBT Bancorp, Inc.	9,582	258,235
Nordea Bank AB	774,843	7,432,215
OFG Bancorp	10,550	73,745
Old National Bancorp	26,102	318,183
Old Second Bancorp, Inc. (I)	7,513	53,868
Opus Bank	2,254	76,636
Oversea-Chinese Banking Corp., Ltd.	788,524	5,167,734
Pacific Continental Corp.	5,484	88,457
Pacific Premier Bancorp, Inc. (I)	4,933	105,418
PacWest Bancorp	54,071	2,008,738
Park National Corp.	2,856	257,040
Park Sterling Corp.	11,454	76,398
Peapack Gladstone Financial Corp.	3,841	64,913
Penns Woods Bancorp, Inc.	1,369	52,761
People’s United Financial, Inc. (L)	93,166	1,484,134
Peoples Bancorp, Inc.	4,349	84,979
Peoples Financial Services Corp. (L)	1,892	70,382
Pinnacle Financial Partners, Inc.	7,911	388,114
Preferred Bank	2,883	87,211
PrivateBancorp, Inc.	54,884	2,118,522
Prosperity Bancshares, Inc.	46,564	2,160,104
QCR Holdings, Inc.	2,999	71,526
Raiffeisen Bank International AG	29,835	450,900

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Regions Financial Corp.	391,925	$3,076,611
Renasant Corp.	8,857	291,484
Republic Bancorp, Inc., Class A	2,511	64,859
Resona Holdings, Inc.	562,932	2,007,152
Royal Bank of Scotland Group PLC (I)	885,886	2,824,827
S&T Bancorp, Inc.	7,726	199,022
Sandy Spring Bancorp, Inc.	5,367	149,364
Seacoast Banking Corp. of Florida (I)	6,004	94,803
ServisFirst Bancshares, Inc.	4,872	216,317
Seven Bank, Ltd.	152,440	650,625
Shinsei Bank, Ltd.	464,663	606,441
Sierra Bancorp	3,432	62,291
Signature Bank (I)	25,178	3,427,229
Simmons First National Corp., Class A	6,650	299,716
Skandinaviska Enskilda Banken AB, Series A	387,391	3,694,248
Societe Generale SA	185,100	6,839,808
South State Corp.	5,344	343,245
Southside Bancshares, Inc.	5,741	149,668
Southwest Bancorp, Inc.	4,591	69,095
Standard Chartered PLC	835,417	5,649,928
State Bank Financial Corp.	7,977	157,626
Sterling Bancorp	26,579	423,403
Stonegate Bank	3,077	92,187
Suffolk Bancorp	2,964	74,811
Sumitomo Mitsui Financial Group, Inc.	324,609	9,854,369
Sumitomo Mitsui Trust Holdings, Inc.	845,753	2,475,924
Sun Bancorp, Inc. (I)	2,590	53,639
SunTrust Banks, Inc.	152,997	5,520,132
Suruga Bank, Ltd.	45,803	803,774
SVB Financial Group (I)	24,401	2,490,122
Svenska Handelsbanken AB, A Shares	381,951	4,845,475
Swedbank AB, A Shares	230,949	4,959,979
SY Bancorp, Inc. (I)	3,399	130,963
Synovus Financial Corp. (I)	59,698	1,725,869
Talmer Bancorp, Inc., Class A	11,082	200,473
TCF Financial Corp.	80,347	985,054
Texas Capital Bancshares, Inc. (I)	10,228	392,551
The Bancorp, Inc. (I)	8,597	49,175
The Bank of Kyoto, Ltd.	85,070	554,619
The Bank of Yokohama, Ltd.	289,566	1,316,837
The Chiba Bank, Ltd.	181,204	902,516
The Chugoku Bank, Ltd.	40,912	425,776
The First of Long Island Corp.	3,154	89,889
The Gunma Bank, Ltd.	97,025	400,745
The Hachijuni Bank, Ltd.	104,338	449,496
The Hiroshima Bank, Ltd.	127,000	463,391
The Iyo Bank, Ltd.	60,959	398,544
The Joyo Bank, Ltd.	156,944	537,971
The PNC Financial Services Group, Inc.	150,588	12,735,227
The Shizuoka Bank, Ltd.	134,908	972,710
Tompkins Financial Corp.	3,269	209,216
Towne Bank (L)	9,973	191,382
TriCo Bancshares	5,044	127,714
TriState Capital Holdings, Inc. (I)	5,028	63,353
Triumph Bancorp, Inc. (I)	3,687	58,365
Trustmark Corp.	46,972	1,081,765
U.S. Bancorp	493,615	20,035,833
UMB Financial Corp.	8,728	450,627
Umpqua Holdings Corp.	152,989	2,426,406
UniCredit SpA	1,217,452	4,388,904
Union Bankshares Corp.	9,902	243,886
Unione di Banche Italiane SCPA	233,388	861,981
United Bankshares, Inc. (L)	15,401	565,217
United Community Banks, Inc.	11,863	219,110
United Overseas Bank, Ltd.	329,439	4,608,190
Univest Corp. of Pennsylvania	4,547	88,712
Valley National Bancorp	156,775	1,495,634
Washington Trust Bancorp, Inc.	3,254	121,439
Webster Financial Corp.	63,078	2,264,500
Wells Fargo & Company	1,395,469	67,484,881
WesBanco, Inc.	8,382	249,029
West Bancorp, Inc.	4,191	76,402
WestAmerica Bancorp. (L)	5,612	273,361
Western Alliance Bancorp (I)	18,918	631,483
Westpac Banking Corp.	847,778	19,691,412
Wilshire Bancorp, Inc.	15,819	162,936
Wintrust Financial Corp.	10,495	465,348
Yadkin Financial Corp.	9,984	236,321
Yamaguchi Financial Group, Inc.	51,133	464,241
Zions Bancorporation	61,307	1,484,242
		694,538,471
Capital markets - 1.7%
3i Group PLC	248,240	1,623,178
Aberdeen Asset Management PLC	231,077	917,274
Affiliated Managers Group, Inc. (I)	16,190	2,629,256
Ameriprise Financial, Inc.	50,542	4,751,453
Arlington Asset Investment Corp., Class A (L)	5,224	65,457
Associated Capital Group, Inc., Class A (I)	1,535	43,011
BGC Partners, Inc., Class A	40,707	368,398
BlackRock, Inc.	38,359	13,063,925
Calamos Asset Management, Inc., Class A	4,806	40,803
Cohen & Steers, Inc.	4,563	177,592
Cowen Group, Inc., Class A (I) (L)	24,958	95,090
Credit Suisse Group Funding Guernsey, Ltd.	458,177	6,470,350
Daiwa Securities Group, Inc.	423,508	2,603,053
Deutsche Bank AG	351,939	5,974,928
Diamond Hill Investment Group, Inc.	650	115,284
E*TRADE Financial Corp. (I)	87,955	2,154,018
Eaton Vance Corp.	54,203	1,816,885
Evercore Partners, Inc., Class A	7,666	396,716
Federated Investors, Inc., Class B	44,598	1,286,652
Financial Engines, Inc. (L)	11,614	365,028
Franklin Resources, Inc.	113,791	4,443,539
GAMCO Investors, Inc., Class A	1,407	52,143
Greenhill & Company, Inc.	6,572	145,898
Hargreaves Lansdown PLC	66,898	1,288,332
HFF, Inc., Class A	8,439	232,326
Houlihan Lokey, Inc.	2,752	68,525
ICAP PLC	139,463	948,555
INTL. FCStone, Inc. (I)	3,360	89,813
Invesco, Ltd.	127,242	3,915,236
Investec PLC	143,833	1,055,081
Investment Technology Group, Inc.	7,652	169,109
Janus Capital Group, Inc.	102,080	1,493,430
Julius Baer Group, Ltd. (I)	57,101	2,447,175
KCG Holdings, Inc., Class A (I)	7,394	88,358
Ladenburg Thalmann
Financial Services, Inc. (I)	23,692	59,230
Legg Mason, Inc.	32,324	1,120,996
Macquarie Group, Ltd.	78,140	3,954,989
Mediobanca SpA	144,653	1,040,282
Moelis & Company, Class A	3,905	110,238
Morgan Stanley	461,486	11,541,765
Nomura Holdings, Inc.	926,513	4,138,130
Northern Trust Corp.	65,231	4,251,104
OM Asset Management PLC	5,647	75,387

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Oppenheimer Holdings, Inc., Class A	2,493	$39,340
Partners Group Holding AG	4,088	1,642,348
Piper Jaffray Companies (I)	3,388	167,909
Platinum Asset Management, Ltd.	59,639	289,957
Pzena Investment Management, Inc., Class A	3,354	25,323
Raymond James Financial, Inc.	60,505	2,880,643
RCS Capital Corp., Class A (I)	10,727	113
Safeguard Scientifics, Inc. (I)	4,871	64,541
SBI Holdings, Inc.	54,690	554,440
Schroders PLC	31,749	1,220,578
SEI Investments Company	65,017	2,798,982
State Street Corp.	121,160	7,090,283
Stifel Financial Corp. (I)	47,946	1,419,202
T. Rowe Price Group, Inc.	75,386	5,537,856
The Bank of New York Mellon Corp.	323,836	11,926,880
The Charles Schwab Corp.	365,570	10,243,271
The Goldman Sachs Group, Inc.	118,075	18,535,414
UBS Group AG	933,011	15,008,445
Virtu Financial, Inc., Class A	4,267	94,343
Virtus Investment Partners, Inc.	1,541	120,368
Waddell & Reed Financial, Inc., Class A	38,632	909,397
Westwood Holdings Group, Inc.	1,715	100,585
WisdomTree Investments, Inc. (L)	79,267	906,022
		169,264,232
Consumer finance - 0.5%
Acom Company, Ltd. (I)	103,910	523,197
AEON Credit Service Company, Ltd.	26,753	629,827
American Express Company	247,473	15,194,842
Capital One Financial Corp.	159,684	11,067,698
Cash America International, Inc.	5,582	215,688
Credit Saison Company, Ltd.	37,103	645,433
Discover Financial Services	125,072	6,368,666
Encore Capital Group, Inc. (I) (L)	5,858	150,785
Enova International, Inc. (I)	6,132	38,693
EZCORP, Inc., Class A (I)	13,013	38,649
First Cash Financial Services, Inc.	6,323	291,237
Green Dot Corp., Class A (I)	10,178	233,789
Navient Corp.	108,786	1,302,168
Nelnet, Inc., Class A	5,174	203,700
PRA Group, Inc. (I)	10,772	316,589
Provident Financial PLC	37,515	1,594,424
Regional Management Corp. (I)	2,587	44,264
SLM Corp. (I)	201,485	1,281,445
Synchrony Financial (I)	250,370	7,175,604
World Acceptance Corp. (I) (L)	1,572	59,610
		47,376,308
Diversified financial services - 1.7%
ASX, Ltd.	49,510	1,570,534
Berkshire Hathaway, Inc., Class B (I)	565,350	80,211,858
CBOE Holdings, Inc.	38,652	2,525,135
Challenger, Ltd.	143,002	917,687
CME Group, Inc.	101,535	9,752,437
Deutsche Boerse AG	49,255	4,193,766
Eurazeo SA	10,316	696,770
Exor SpA	28,244	1,010,547
FactSet Research Systems, Inc.	19,467	2,949,835
First Pacific Company, Ltd.	603,340	450,488
FNFV Group (I)	17,262	187,293
GAIN Capital Holdings, Inc.	7,238	47,481
Groupe Bruxelles Lambert SA	20,610	1,698,083
Hong Kong Exchanges & Clearing, Ltd.	292,971	7,059,476
Industrivarden AB, C Shares	42,436	722,234
Intercontinental Exchange, Inc.	35,664	8,386,033
Investment AB Kinnevik, B Shares	60,075	1,701,695
Investor AB, B Shares	116,249	4,109,307
Japan Exchange Group, Inc.	140,100	2,143,272
Leucadia National Corp.	100,038	1,617,614
London Stock Exchange Group PLC	80,026	3,232,668
MarketAxess Holdings, Inc.	25,962	3,240,836
Marlin Business Services Corp.	2,032	29,078
McGraw Hill Financial, Inc.	79,482	7,867,128
Mitsubishi UFJ Lease &
Finance Company, Ltd.	124,570	546,156
Moody’s Corp.	51,683	4,990,510
MSCI, Inc.	42,018	3,112,693
Nasdaq, Inc.	34,517	2,291,238
NewStar Financial, Inc. (I)	5,486	48,003
On Deck Capital, Inc. (I) (L)	2,945	22,942
ORIX Corp.	337,847	4,812,025
Pargesa Holding SA	7,685	489,793
PICO Holdings, Inc. (I)	5,680	58,106
Singapore Exchange, Ltd.	203,848	1,201,217
Wendel SA	7,339	798,061
		164,691,999
Insurance - 3.7%
Admiral Group PLC	53,888	1,531,017
Aegon NV	465,464	2,558,089
Aflac, Inc.	125,525	7,925,649
Ageas	51,575	2,041,148
AIA Group, Ltd.	3,074,135	17,473,442
Alleghany Corp. (I)	7,300	3,622,260
Allianz SE	116,608	18,937,717
Ambac Financial Group, Inc. (I)	9,914	156,641
American Equity Investment Life
Holding Company	18,172	305,290
American Financial Group, Inc.	33,556	2,361,336
American International Group, Inc.	346,876	18,748,648
AMERISAFE, Inc.	4,129	216,938
AMP, Ltd.	754,662	3,345,088
Aon PLC	82,207	8,586,521
Argo Group International Holdings, Ltd.	6,049	347,152
Arthur J. Gallagher & Company	83,660	3,721,197
Aspen Insurance Holdings, Ltd.	28,812	1,374,332
Assicurazioni Generali SpA	297,722	4,407,198
Assurant, Inc.	19,801	1,527,647
Atlas Financial Holdings, Inc. (I)	2,686	48,724
Aviva PLC	1,032,381	6,740,866
AXA SA	502,968	11,793,941
Baldwin & Lyons, Inc., Class B	2,611	64,257
Baloise Holding AG	12,751	1,618,514
Brown & Brown, Inc.	54,373	1,946,553
Chubb, Ltd.	139,670	16,641,681
Cincinnati Financial Corp.	44,295	2,895,121
Citizens, Inc. (I) (L)	12,187	88,234
CNO Financial Group, Inc.	125,901	2,256,146
CNP Assurances	43,478	677,066
Crawford & Company, Class B	6,734	43,636
Direct Line Insurance Group PLC	350,875	1,861,110
Donegal Group, Inc., Class A	2,039	29,321
eHealth, Inc. (I)	4,108	38,574
EMC Insurance Group, Inc.	1,738	44,580
Employers Holdings, Inc.	7,009	197,233
Endurance Specialty Holdings, Ltd.	29,090	1,900,741
Enstar Group, Ltd. (I)	1,944	316,056
Everest Re Group, Ltd.	20,175	3,983,150

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
FBL Financial Group, Inc., Class A	2,078	$127,839
Federated National Holding Company	3,192	62,755
Fidelity & Guaranty Life	2,559	67,148
First American Financial Corp.	75,458	2,875,704
Genworth Financial, Inc., Class A (I)	235,677	643,398
Gjensidige Forsikring ASA	50,672	863,233
Global Indemnity PLC (I)	2,225	69,264
Greenlight Capital Re, Ltd., Class A (I)	6,541	142,528
Hallmark Financial Services, Inc. (I)	3,378	38,847
Hannover Rueckversicherung AG	15,393	1,789,010
HCI Group, Inc. (L)	1,889	62,904
Heritage Insurance Holdings, Inc.	5,318	84,928
Horace Mann Educators Corp.	9,105	288,537
Independence Holding Company	1,834	29,197
Infinity Property & Casualty Corp.	2,485	200,043
Insurance Australia Group, Ltd.	620,378	2,649,572
James River Group Holdings, Ltd.	2,510	80,973
Japan Post Holdings Company, Ltd.	115,000	1,538,285
Kemper Corp.	32,500	961,025
Legal & General Group PLC	1,517,946	5,114,649
Lincoln National Corp.	74,261	2,911,031
Loews Corp.	79,845	3,054,870
Maiden Holdings, Ltd.	11,116	143,841
Mapfre SA	279,126	600,732
Marsh & McLennan Companies, Inc.	156,656	9,523,118
MBIA, Inc. (I)	30,263	267,828
Medibank PVT., Ltd.	709,867	1,592,102
Mercury General Corp.	17,228	956,154
MetLife, Inc.	330,066	14,503,100
MS&AD Insurance Group Holdings, Inc.	129,251	3,602,389
Muenchener Rueckversicherungs AG	42,572	8,639,740
National General Holdings Corp.	8,886	191,849
National Interstate Corp.	1,875	56,100
National Western Life Group, Inc., Class A	491	113,239
NN Group NV	60,890	1,987,733
Old Mutual PLC	1,257,664	3,473,826
Old Republic International Corp.	115,167	2,105,253
OneBeacon Insurance Group, Ltd., Class A	5,498	69,990
Primerica, Inc.	33,326	1,484,007
Principal Financial Group, Inc.	81,715	3,223,657
Prudential Financial, Inc.	134,754	9,731,934
Prudential PLC	656,199	12,210,845
QBE Insurance Group, Ltd.	349,894	2,923,964
Reinsurance Group of America, Inc.	30,822	2,966,618
RenaissanceRe Holdings, Ltd.	20,387	2,442,974
RLI Corp.	9,468	633,030
RSA Insurance Group PLC	259,519	1,768,597
Safety Insurance Group, Inc.	3,307	188,697
Sampo OYJ, Class A	114,079	5,403,286
SCOR SE	38,936	1,372,724
Selective Insurance Group, Inc.	12,606	461,506
Sompo Japan Nipponkoa Holdings, Inc.	84,791	2,403,101
Sony Financial Holdings, Inc.	44,016	562,815
St James’s Place PLC	134,401	1,767,148
Standard Life PLC	502,694	2,563,425
State Auto Financial Corp.	3,272	72,180
State National Companies, Inc.	7,250	91,350
Stewart Information Services Corp.	5,042	182,924
Suncorp Group, Ltd.	328,255	2,994,872
Swiss Life Holding AG (I)	8,180	2,170,708
Swiss Re AG	89,843	8,296,067
T&D Holdings, Inc.	147,925	1,381,773
The Allstate Corp.	113,833	7,668,929
The Dai-ichi Life Insurance Company, Ltd.	275,137	3,334,516
The Hanover Insurance Group, Inc.	20,236	1,825,692
The Hartford Financial Services Group, Inc.	119,398	5,501,860
The Navigators Group, Inc. (I)	2,302	193,069
The Progressive Corp.	175,445	6,165,137
The Travelers Companies, Inc.	89,108	10,399,795
Third Point Reinsurance, Ltd. (I)	18,711	212,744
Tokio Marine Holdings, Inc.	173,985	5,878,589
Torchmark Corp.	34,459	1,866,299
Tryg A/S (L)	28,898	559,659
UnipolSai SpA	277,499	640,881
United Fire Group, Inc.	4,419	193,641
United Insurance Holdings Corp.	3,989	76,629
Universal Insurance Holdings, Inc. (L)	7,112	126,594
Unum Group	73,131	2,261,211
W.R. Berkley Corp.	46,343	2,604,477
Willis Towers Watson PLC	41,252	4,894,938
XL Group PLC	89,373	3,288,926
Zurich Insurance Group AG	38,348	8,893,334
		357,740,670
Real estate investment trusts - 3.3%
Acadia Realty Trust	15,124	531,306
AG Mortgage Investment Trust, Inc.	6,101	79,740
Agree Realty Corp.	4,466	171,807
Alexander’s, Inc.	462	175,814
Alexandria Real Estate Equities, Inc.	34,676	3,151,702
Altisource Residential Corp., Class B	12,743	152,916
American Assets Trust, Inc.	8,283	330,657
American Campus Communities, Inc.	61,575	2,899,567
American Capital Mortgage Investment Corp.	10,919	160,291
American Homes 4 Rent, Class A	8,208	130,507
American Tower Corp.	128,810	13,186,280
Anworth Mortgage Asset Corp.	22,182	103,368
Apartment Investment & Management
Company, Class A	46,914	1,961,943
Apollo Commercial Real Estate Finance, Inc.	12,243	199,561
Apollo Residential Mortgage, Inc.	6,978	93,645
Ares Commercial Real Estate Corp.	6,810	74,570
Armada Hoffler Properties, Inc.	6,919	77,839
ARMOUR Residential REIT, Inc. (L)	9,193	197,925
Ascendas Real Estate Investment Trust	542,331	961,874
Ashford Hospitality Prime, Inc.	6,740	78,656
Ashford Hospitality Trust, Inc.	19,091	121,801
AvalonBay Communities, Inc.	41,053	7,808,281
BGP Holdings PLC (I)	1,525,695	97,221
Bluerock Residential Growth REIT, Inc.	5,091	55,390
Boston Properties, Inc.	46,109	5,859,532
Camden Property Trust	41,125	3,458,201
CapitaCommercial Trust	541,896	591,448
CapitaMall Trust	632,881	980,807
Capstead Mortgage Corp.	20,069	198,482
Care Capital Properties, Inc.	39,585	1,062,461
CareTrust REIT, Inc.	11,140	141,478
CatchMark Timber Trust, Inc., Class A	9,198	99,614
Cedar Realty Trust, Inc.	19,091	138,028
Chatham Lodging Trust	8,688	186,184
Chesapeake Lodging Trust	13,355	353,373
Colony Capital, Inc., Class A	24,787	415,678
Colony Starwood Homes	8,597	212,776
Communications Sales & Leasing, Inc.	56,950	1,267,138
CorEnergy Infrastructure Trust, Inc. (L)	2,807	56,449
CoreSite Realty Corp.	5,337	373,643
Corporate Office Properties Trust	44,752	1,174,292

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Corrections Corp. of America	55,406	$1,775,762
Cousins Properties, Inc.	48,348	501,852
Crown Castle International Corp.	100,209	8,668,079
CubeSmart	36,640	1,220,112
CyrusOne, Inc.	14,644	668,499
CYS Investments, Inc.	33,056	269,076
DCT Industrial Trust, Inc.	19,531	770,889
Dexus Property Group	246,976	1,499,793
DiamondRock Hospitality Company	44,920	454,590
Douglas Emmett, Inc.	66,156	1,991,957
Duke Realty Corp.	163,457	3,684,321
DuPont Fabros Technology, Inc.	13,932	564,664
Dynex Capital, Inc.	12,847	85,433
Easterly Government Properties, Inc.	3,721	68,913
EastGroup Properties, Inc.	7,146	431,404
Education Realty Trust, Inc.	13,883	577,533
EPR Properties	42,408	2,825,221
Equinix, Inc.	20,585	6,807,665
Equity One, Inc.	60,268	1,727,281
Equity Residential	111,578	8,371,697
Essex Property Trust, Inc.	19,818	4,634,637
Extra Space Storage, Inc.	37,047	3,462,413
Federal Realty Investment Trust	20,841	3,252,238
FelCor Lodging Trust, Inc.	32,603	264,736
First Industrial Realty Trust, Inc.	75,334	1,713,095
First Potomac Realty Trust	13,686	123,995
Fonciere Des Regions	7,694	725,585
Franklin Street Properties Corp.	20,119	213,463
Gecina SA	8,858	1,215,006
General Growth Properties, Inc.	174,829	5,197,666
Getty Realty Corp.	5,963	118,246
Gladstone Commercial Corp.	5,466	89,533
Goodman Group	451,686	2,310,042
Government Properties Income Trust	16,013	285,832
Gramercy Property Trust	92,938	785,326
Hammerson PLC	200,165	1,660,528
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	8,457	162,544
Hatteras Financial Corp.	21,303	304,633
HCP, Inc.	139,602	4,548,233
Healthcare Realty Trust, Inc.	70,444	2,176,015
Hersha Hospitality Trust	10,359	221,061
Highwoods Properties, Inc.	66,064	3,158,520
Hospitality Properties Trust	71,608	1,901,908
Host Hotels & Resorts, Inc.	225,656	3,768,455
Hudson Pacific Properties, Inc.	16,573	479,291
ICADE	8,535	652,251
Independence Realty Trust, Inc. (L)	8,128	57,871
InfraREIT, Inc.	4,498	76,691
Intu Properties PLC	237,916	1,066,782
Invesco Mortgage Capital, Inc.	27,218	331,515
Investors Real Estate Trust	27,547	199,991
Iron Mountain, Inc.	57,668	1,955,522
iStar, Inc. (I)	19,225	185,714
Japan Prime Realty Investment Corp.	210	855,260
Japan Real Estate Investment Corp.	336	1,939,694
Japan Retail Fund Investment Corp.	651	1,563,020
Keppel REIT	21,160	15,614
Kilroy Realty Corp.	43,606	2,697,903
Kimco Realty Corp.	124,087	3,571,224
Kite Realty Group Trust	18,568	514,519
Klepierre	56,132	2,681,305
Ladder Capital Corp., Class A	9,114	113,469
Lamar Advertising Company, Class A	38,808	2,386,692
Land Securities Group PLC	201,752	3,181,131
LaSalle Hotel Properties	78,523	1,987,417
Lexington Realty Trust	46,206	397,372
Liberty Property Trust	69,092	2,311,818
LTC Properties, Inc.	7,747	350,474
Mack-Cali Realty Corp.	62,002	1,457,047
Medical Properties Trust, Inc.	51,961	674,454
Mid-America Apartment Communities, Inc.	35,622	3,640,925
Mirvac Group	944,324	1,399,200
Monmouth Real Estate
Investment Corp., Class A	14,066	167,245
Monogram Residential Trust, Inc. (L)	36,925	364,081
National Health Investors, Inc.	8,310	552,781
National Retail Properties, Inc.	66,654	3,079,415
National Storage Affiliates Trust	5,361	113,653
New Residential Investment Corp.	50,810	590,920
New Senior Investment Group, Inc.	19,829	204,239
New York Mortgage Trust, Inc.	24,103	114,248
New York REIT, Inc.	36,208	365,701
Nexpoint Residential Trust, Inc.	4,829	63,212
Nippon Building Fund, Inc.	362	2,142,992
Nippon Prologis REIT, Inc.	370	827,284
Nomura Real Estate Master Fund, Inc.	905	1,347,186
Omega Healthcare Investors, Inc.	78,231	2,761,554
One Liberty Properties, Inc.	3,628	81,303
Orchid Island Capital, Inc. (L)	4,971	51,549
Parkway Properties, Inc.	19,096	299,043
Pebblebrook Hotel Trust	16,086	467,620
Pennsylvania Real Estate Investment Trust	15,560	339,986
PennyMac Mortgage Investment Trust	16,485	224,855
Physicians Realty Trust	19,327	359,096
Post Properties, Inc.	25,326	1,512,975
Potlatch Corp.	28,513	898,160
Preferred Apartment Communities, Inc.	5,778	73,265
Prologis, Inc.	161,138	7,119,077
PS Business Parks, Inc.	4,236	425,760
Public Storage	44,189	12,188,652
QTS Realty Trust, Inc., Class A	6,081	288,118
RAIT Financial Trust	22,651	71,124
Ramco-Gershenson Properties Trust	17,739	319,834
Rayonier, Inc.	57,857	1,427,911
Realty Income Corp.	74,983	4,687,187
Redwood Trust, Inc.	18,955	247,931
Regency Centers Corp.	46,127	3,452,606
Resource Capital Corp. (L)	7,052	79,335
Retail Opportunity Investments Corp.	22,035	443,344
Rexford Industrial Realty, Inc.	12,209	221,715
RLJ Lodging Trust	29,456	673,953
Rouse Properties, Inc.	8,187	150,477
Ryman Hospitality Properties	9,624	495,444
Sabra Health Care REIT, Inc.	14,771	296,749
Saul Centers, Inc.	2,160	114,523
Scentre Group	1,358,510	4,624,382
Segro PLC	191,583	1,126,911
Select Income REIT	13,779	317,606
Senior Housing Properties Trust	112,203	2,007,312
Silver Bay Realty Trust Corp.	8,280	122,958
Simon Property Group, Inc.	93,657	19,451,622
SL Green Realty Corp.	29,941	2,900,684
Sovran Self Storage, Inc.	26,364	3,109,634
STAG Industrial, Inc.	14,704	299,373
Stockland	606,638	1,984,677

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
STORE Capital Corp.	8,652	$223,914
Summit Hotel Properties, Inc.	19,501	233,427
Sun Communities, Inc.	11,138	797,592
Sunstone Hotel Investors, Inc.	46,388	649,432
Suntec Real Estate Investment Trust	601,800	747,871
Tanger Factory Outlet Centers, Inc.	44,793	1,630,017
Taubman Centers, Inc.	28,464	2,027,491
Terreno Realty Corp.	9,566	224,323
The British Land Company PLC	249,278	2,502,232
The GEO Group, Inc.	16,524	572,887
The GPT Group	457,987	1,753,300
The Link REIT	574,904	3,415,301
The Macerich Company	38,384	3,041,548
UDR, Inc.	81,962	3,157,996
UMH Properties, Inc.	6,348	62,972
Unibail-Rodamco SE	1,211	332,123
Unibail-Rodamco SE (L)	23,954	6,569,509
United Development Funding IV (L)	7,218	23,098
United Urban Investment Corp.	702	1,133,949
Universal Health Realty Income Trust	2,725	153,281
Urban Edge Properties	63,184	1,632,675
Urstadt Biddle Properties, Inc., Class A	6,212	130,141
Ventas, Inc.	102,753	6,469,329
Vicinity Centres	858,559	2,098,351
Vornado Realty Trust	53,185	5,022,260
Washington Real Estate Investment Trust	15,100	441,071
Weingarten Realty Investors	53,889	2,021,915
Welltower, Inc.	108,640	7,533,098
Western Asset Mortgage Capital Corp.	8,886	89,304
Westfield Corp. (I)	503,732	3,856,926
Weyerhaeuser Company	236,636	7,330,983
Whitestone REIT	6,483	81,491
WP GLIMCHER, Inc. (I)	87,740	832,653
Xenia Hotels & Resorts, Inc.	24,991	390,359
		324,208,943
Real estate management and development - 0.7%
Aeon Mall Company, Ltd.	29,231	432,478
Alexander & Baldwin, Inc.	32,702	1,199,509
Altisource Portfolio Solutions SA (I) (L)	2,870	69,311
AV Homes, Inc. (I)	3,269	37,136
Azrieli Group	9,426	370,096
CapitaLand, Ltd.	654,484	1,488,504
CBRE Group, Inc., Class A (I)	87,299	2,515,957
Cheung Kong Property Holdings, Ltd.	689,562	4,443,728
City Developments, Ltd.	103,713	627,947
Consolidated-Tomoka Land Company	1,095	50,523
Daito Trust Construction Company, Ltd.	18,260	2,589,931
Daiwa House Industry Company, Ltd.	153,006	4,300,738
Deutsche Wohnen AG	86,198	2,675,113
Forestar Group, Inc. (I)	7,982	104,085
FRP Holdings, Inc. (I)	1,666	59,310
Global Logistic Properties, Ltd.	794,086	1,132,573
Hang Lung Properties, Ltd.	574,313	1,096,487
Henderson Land Development Company, Ltd.	295,361	1,816,236
Hong Kong Land Holdings, Ltd.	150,100	899,442
Hulic Company, Ltd.	76,069	725,315
Hysan Development Company, Ltd.	162,279	691,582
Jones Lang LaSalle, Inc.	21,308	2,499,855
Kennedy-Wilson Holdings, Inc.	20,730	453,987
Kerry Properties, Ltd.	165,055	453,177
LendLease Group	139,444	1,480,352
Marcus & Millichap, Inc. (I)	3,126	79,369
Mitsubishi Estate Company, Ltd.	319,124	5,922,926
Mitsui Fudosan Company, Ltd.	239,826	5,973,503
New World Development Company, Ltd.	1,377,569	1,314,789
Nomura Real Estate Holdings, Inc.	32,163	593,728
NTT Urban Development Corp.	28,000	274,035
RE/MAX Holdings, Inc., Class A	2,646	90,758
Sino Land Company, Ltd.	783,722	1,244,894
Sumitomo Realty &
Development Company, Ltd.	91,483	2,674,161
Sun Hung Kai Properties, Ltd.	442,977	5,420,495
Swire Pacific, Ltd., Class A	150,377	1,621,956
Swire Properties, Ltd.	297,291	804,706
Swiss Prime Site AG (I)	16,894	1,488,447
Tejon Ranch Company (I)	3,213	66,091
The RMR Group, Inc. (I)	1,596	39,916
The St. Joe Company (I) (L)	12,257	210,208
The Wharf Holdings, Ltd.	347,963	1,905,959
Tokyo Tatemono Company, Ltd.	52,700	655,526
Tokyu Fudosan Holdings Corp.	131,981	895,816
UOL Group, Ltd.	118,545	527,972
Vonovia SE	118,908	4,268,896
Wheelock and Company, Ltd.	232,456	1,038,716
		69,326,239
Thrifts and mortgage finance - 0.1%
Anchor BanCorp Wisconsin, Inc. (I)	1,439	64,841
Astoria Financial Corp.	19,543	309,561
Bank Mutual Corp.	12,289	93,028
BankFinancial Corp.	4,873	57,599
Bear State Financial, Inc. (I) (L)	3,526	32,686
Beneficial Bancorp, Inc. (I)	18,148	248,446
BofI Holding, Inc. (I) (L)	13,577	289,733
BSB Bancorp, Inc. (I)	2,450	55,052
Capitol Federal Financial, Inc.	30,271	401,393
Charter Financial Corp.	3,393	45,806
Clifton Bancorp, Inc.	6,598	99,762
Dime Community Bancshares, Inc.	6,492	114,389
Essent Group, Ltd. (I)	12,311	256,069
EverBank Financial Corp.	21,293	321,311
Federal Agricultural Mortgage Corp., Class C	2,364	89,194
First Defiance Financial Corp.	2,294	88,113
Flagstar Bancorp, Inc. (I)	4,690	100,647
Fox Chase Bancorp, Inc.	3,457	66,789
Hingham Institution for Savings	267	31,802
HomeStreet, Inc. (I)	4,721	98,244
Impac Secured Assets CMN Owner Trust (I)	1,897	26,311
Kearny Financial Corp.	20,524	253,471
LendingTree, Inc. (I) (L)	1,378	134,741
Meridian Bancorp, Inc.	12,017	167,277
Meta Financial Group, Inc.	1,626	74,146
MGIC Investment Corp. (I)	75,746	580,972
Nationstar Mortgage Holdings, Inc. (I) (L)	8,980	88,902
New York Community Bancorp, Inc.	229,860	3,654,774
NMI Holdings, Inc., Class A (I)	12,309	62,160
Northfield Bancorp, Inc.	10,851	178,390
Northwest Bancshares, Inc.	21,832	294,950
OceanFirst Financial Corp.	3,475	61,438
Ocwen Financial Corp. (I) (L)	24,313	60,053
Oritani Financial Corp.	9,978	169,327
PennyMac Financial Services, Inc., Class A (I)	3,350	39,396
PHH Corp. (I)	11,191	140,335
Provident Financial Services, Inc.	14,154	285,769
Radian Group, Inc.	42,596	528,190
Territorial Bancorp, Inc.	1,802	46,960
TrustCo Bank Corp.	22,263	134,914

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
United Community Financial Corp.	12,282	$72,095
United Financial Bancorp, Inc. (I)	11,162	140,530
Walker & Dunlop, Inc. (I)	5,824	141,348
Walter Investment Management Corp. (I) (L)	8,504	64,971
Washington Federal, Inc.	63,976	1,449,056
Waterstone Financial, Inc.	6,590	90,151
WSFS Financial Corp.	6,764	219,965
		12,025,057
		1,839,171,919
Health care - 12.6%
Biotechnology - 2.1%
AbbVie, Inc.	486,681	27,799,219
ACADIA Pharmaceuticals, Inc. (I) (L)	18,833	526,571
Acceleron Pharma, Inc. (I)	5,506	145,303
Achillion Pharmaceuticals, Inc. (I)	26,485	204,464
Acorda Therapeutics, Inc. (I)	9,548	252,545
Actelion, Ltd. (I)	26,204	3,910,676
Adamas Pharmaceuticals, Inc. (I)	2,821	40,792
Aduro Biotech, Inc. (I) (L)	2,005	25,684
Advaxis, Inc. (I) (L)	7,139	64,465
Aegerion Pharmaceuticals, Inc. (I)	6,194	22,918
Agenus, Inc. (I)	18,116	75,363
Aimmune Therapeutics, Inc. (I)	2,591	35,134
Akebia Therapeutics, Inc. (I) (L)	7,389	66,575
Alder Biopharmaceuticals, Inc. (I)	5,257	128,744
Alexion Pharmaceuticals, Inc. (I)	67,620	9,414,056
AMAG Pharmaceuticals, Inc. (I) (L)	7,692	179,993
Amgen, Inc.	227,589	34,122,419
Amicus Therapeutics, Inc. (I) (L)	26,097	220,520
Anacor Pharmaceuticals, Inc. (I)	9,110	486,930
Anthera Pharmaceuticals, Inc. (I) (L)	9,658	34,962
Applied Genetic Technologies Corp. (I)	2,119	29,624
Ardelyx, Inc. (I)	5,237	40,691
Arena Pharmaceuticals, Inc. (I)	55,534	109,402
ARIAD Pharmaceuticals, Inc. (I)	37,620	240,392
Array BioPharma, Inc. (I)	32,455	95,742
Arrowhead Research Corp. (I) (L)	14,040	67,673
Atara Biotherapeutics, Inc. (I)	3,855	73,361
Avalanche Biotechnologies, Inc. (I)	5,264	27,215
Axovant Sciences, Ltd. (I) (L)	3,277	37,620
Baxalta, Inc.	175,190	7,077,676
BioCryst Pharmaceuticals, Inc. (I) (L)	16,465	46,596
Biogen, Inc. (I)	66,072	17,199,863
BioSpecifics Technologies Corp. (I)	1,150	40,043
BioTime, Inc. (I) (L)	14,099	40,464
Blueprint Medicines Corp. (I)	2,275	41,064
Cara Therapeutics, Inc. (I)	4,743	29,501
Catalyst Pharmaceuticals, Inc. (I) (L)	18,874	22,083
Celgene Corp. (I)	235,904	23,611,631
Celldex Therapeutics, Inc. (I) (L)	22,238	84,060
Cellular Biomedicine Group, Inc. (I) (L)	2,393	44,629
Cepheid, Inc. (I)	16,034	534,894
ChemoCentryx, Inc. (I)	7,430	18,501
Chimerix, Inc. (I)	10,666	54,503
Clovis Oncology, Inc. (I)	6,313	121,210
Coherus Biosciences, Inc. (I) (L)	5,412	114,897
Concert Pharmaceuticals, Inc. (I)	3,543	48,397
CSL, Ltd.	118,603	9,216,807
CTI BioPharma Corp. (I)	54,475	28,948
Curis, Inc. (I)	26,898	43,306
Cytokinetics, Inc. (I)	8,064	56,851
CytomX Therapeutics, Inc. (I)	1,848	23,839
CytRx Corp. (I) (L)	16,793	45,005
Dicerna Pharmaceuticals, Inc. (I)	3,983	21,349
Dynavax Technologies Corp. (I)	8,237	158,480
Eagle Pharmaceuticals, Inc. (I) (L)	1,897	76,829
Emergent BioSolutions, Inc. (I)	6,758	245,653
Enanta Pharmaceuticals, Inc. (I) (L)	3,621	106,349
Epizyme, Inc. (I) (L)	9,291	112,607
Esperion Therapeutics, Inc. (I) (L)	3,120	52,759
Exact Sciences Corp. (I) (L)	22,020	148,415
Exelixis, Inc. (I) (L)	50,524	202,096
FibroGen, Inc. (I)	10,778	229,464
Five Prime Therapeutics, Inc. (I)	5,071	206,035
Flexion Therapeutics, Inc. (I)	3,351	30,829
Foundation Medicine, Inc. (I) (L)	2,819	51,249
Galena Biopharma, Inc. (I) (L)	44,714	60,811
Genmab A/S (I)	13,670	1,891,645
Genomic Health, Inc. (I)	4,000	99,080
Geron Corp. (I) (L)	35,717	104,294
Gilead Sciences, Inc.	412,847	37,924,125
Global Blood Therapeutics, Inc. (I) (L)	1,667	26,439
Grifols SA	76,090	1,690,518
Halozyme Therapeutics, Inc. (I) (L)	23,909	226,418
Heron Therapeutics, Inc. (I) (L)	6,537	124,138
Idera Pharmaceuticals, Inc. (I) (L)	20,446	40,483
Ignyta, Inc. (I)	4,887	33,085
Immune Design Corp. (I)	2,884	37,492
ImmunoGen, Inc. (I)	19,538	166,464
Immunomedics, Inc. (I) (L)	23,413	58,533
Infinity Pharmaceuticals, Inc. (I)	11,495	60,579
Inovio Pharmaceuticals, Inc. (I) (L)	16,318	142,130
Insmed, Inc. (I)	13,878	175,834
Insys Therapeutics, Inc. (I) (L)	5,328	85,195
Ironwood Pharmaceuticals, Inc. (I)	28,425	310,970
Karyopharm Therapeutics, Inc. (I)	5,614	50,077
Keryx Biopharmaceuticals, Inc. (I) (L)	23,842	111,342
Kite Pharma, Inc. (I) (L)	7,223	331,608
La Jolla Pharmaceutical Co. (I) (L)	3,189	66,682
Lexicon Pharmaceuticals, Inc. (I) (L)	9,353	111,768
Ligand Pharmaceuticals, Inc. (I) (L)	3,884	415,938
Lion Biotechnologies, Inc. (I) (L)	10,752	54,620
Loxo Oncology, Inc. (I) (L)	2,090	57,141
MacroGenics, Inc. (I)	7,119	133,481
MannKind Corp. (I) (L)	58,410	94,040
Merrimack Pharmaceuticals, Inc. (I) (L)	26,209	219,369
MiMedx Group, Inc. (I) (L)	24,254	211,980
Mirati Therapeutics, Inc. (I)	2,673	57,202
Momenta Pharmaceuticals, Inc. (I)	13,698	126,570
Myriad Genetics, Inc. (I) (L)	15,422	577,245
Navidea Biopharmaceuticals, Inc. (I) (L)	34,780	32,850
Neurocrine Biosciences, Inc. (I)	18,994	751,213
NewLink Genetics Corp. (I) (L)	4,723	85,959
Northwest Biotherapeutics, Inc. (I) (L)	11,967	17,472
Novavax, Inc. (I) (L)	60,051	309,863
Oncocyte Corp. (I)	1,575	7,261
OncoMed Pharmaceuticals, Inc. (I)	4,191	42,371
Oncothyreon, Inc. (I) (L)	23,785	30,207
Ophthotech Corp. (I)	5,299	223,989
Orexigen Therapeutics, Inc. (I) (L)	24,139	13,583
Organovo Holdings, Inc. (I) (L)	22,328	48,452
Osiris Therapeutics, Inc. (I) (L)	4,634	26,460
Otonomy, Inc. (I)	4,318	64,425
OvaScience, Inc. (I) (L)	5,782	54,871
PDL BioPharma, Inc. (L)	36,688	122,171

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Peregrine Pharmaceuticals, Inc. (I) (L)	54,717	$23,009
Pfenex, Inc. (I)	3,963	38,956
Portola Pharmaceuticals, Inc. (I)	11,181	228,092
Progenics Pharmaceuticals, Inc. (I)	16,056	70,004
Prothena Corp. PLC (I) (L)	7,527	309,811
PTC Therapeutics, Inc. (I) (L)	7,636	49,176
Radius Health, Inc. (I) (L)	7,383	232,122
Raptor Pharmaceutical Corp. (I)	18,639	85,739
Regeneron Pharmaceuticals, Inc. (I)	23,704	8,543,870
Regulus Therapeutics, Inc. (I) (L)	6,837	47,380
Repligen Corp. (I)	7,368	197,610
Retrophin, Inc. (I)	7,803	106,589
Rigel Pharmaceuticals, Inc. (I)	21,042	43,767
Sage Therapeutics, Inc. (I)	3,518	112,787
Sangamo BioSciences, Inc. (I)	16,035	97,012
Sarepta Therapeutics, Inc. (I) (L)	10,079	196,742
Seres Therapeutics, Inc. (I) (L)	2,009	53,359
Sorrento Therapeutics, Inc. (I) (L)	6,860	36,907
Spark Therapeutics, Inc. (I) (L)	2,078	61,322
Spectrum Pharmaceuticals, Inc. (I)	15,492	98,529
Synergy Pharmaceuticals, Inc. (I) (L)	23,010	63,508
T2 Biosystems, Inc. (I) (L)	3,093	30,497
TESARO, Inc. (I) (L)	5,268	231,950
TG Therapeutics, Inc. (I) (L)	8,275	70,503
Trevena, Inc. (I)	7,269	60,115
Trius Therapeutics, Inc. (I) (L)	10,492	1,154
TrovaGene, Inc. (I) (L)	7,046	32,764
Ultragenyx Pharmaceutical, Inc. (I)	8,571	542,630
United Therapeutics Corp. (I)	21,432	2,388,168
Vanda Pharmaceuticals, Inc. (I)	9,499	79,412
Versartis, Inc. (I) (L)	5,375	43,108
Vertex Pharmaceuticals, Inc. (I)	73,808	5,866,998
Vitae Pharmaceuticals, Inc. (I) (L)	3,033	20,109
Vital Therapies, Inc. (I)	4,926	44,679
Xencor, Inc. (I)	6,484	87,015
XOMA Corp. (I) (L)	23,534	18,192
Zafgen, Inc. (I) (L)	4,089	27,315
ZIOPHARM Oncology, Inc. (I) (L)	25,925	192,364
		206,807,642
Health care equipment and supplies - 2.0%
Abaxis, Inc.	5,038	228,675
Abbott Laboratories	443,871	18,567,124
ABIOMED, Inc. (I)	27,558	2,612,774
Accuray, Inc. (I) (L)	18,025	104,185
Align Technology, Inc. (I)	34,243	2,489,124
Analogic Corp.	2,734	216,013
AngioDynamics, Inc. (I)	5,895	72,450
Anika Therapeutics, Inc. (I)	3,277	146,547
Antares Pharma, Inc. (I) (L)	37,951	33,021
AtriCure, Inc. (I)	6,433	108,267
Atrion Corp.	310	122,562
Baxter International, Inc.	164,220	6,746,158
Becton, Dickinson and Company	64,307	9,763,089
Boston Scientific Corp. (I)	403,860	7,596,607
C.R. Bard, Inc.	22,214	4,502,111
Cantel Medical Corp.	7,588	541,480
Cardiovascular Systems, Inc. (I)	7,427	77,018
Cerus Corp. (I) (L)	21,807	129,316
Cochlear, Ltd.	14,755	1,154,100
Coloplast A/S	28,336	2,144,270
ConforMIS, Inc. (I) (L)	2,482	26,682
CONMED Corp.	6,161	258,392
CryoLife, Inc.	6,204	66,693
Cutera, Inc. (I)	3,580	40,275
Cynosure, Inc., Class A (I)	4,924	217,247
DENTSPLY SIRONA, Inc.	73,177	4,509,899
Edwards Lifesciences Corp. (I)	64,802	5,716,184
Endologix, Inc. (I)	15,356	128,376
Entellus Medical, Inc. (I)	1,470	26,739
Essilor International SA	52,376	6,453,543
Exactech, Inc. (I)	2,455	49,738
GenMark Diagnostics, Inc. (I)	10,237	53,949
Getinge AB, B Shares (L)	50,710	1,166,554
Glaukos Corp. (I)	1,651	27,836
Globus Medical, Inc., Class A (I)	15,216	361,380
Greatbatch, Inc. (I)	5,675	202,257
Haemonetics Corp. (I)	11,485	401,745
Halyard Health, Inc. (I)	32,586	936,196
HeartWare International, Inc. (I)	3,907	122,758
Hill-Rom Holdings, Inc.	26,900	1,353,070
Hologic, Inc. (I)	76,403	2,635,904
Hoya Corp.	106,160	4,035,207
ICU Medical, Inc. (I)	3,118	324,584
IDEXX Laboratories, Inc. (I)	42,360	3,317,635
Inogen, Inc. (I)	3,489	156,935
Insulet Corp. (I)	12,651	419,507
Integra LifeSciences Holdings Corp. (I)	6,247	420,798
Intuitive Surgical, Inc. (I)	11,453	6,883,826
Invacare Corp. (L)	7,252	95,509
InVivo Therapeutics Holdings Corp. (I) (L)	6,740	47,045
K2M Group Holdings, Inc. (I)	4,143	61,441
LDR Holding Corp. (I)	5,781	147,358
LeMaitre Vascular, Inc.	2,662	41,314
LivaNova PLC (I)	29,826	1,610,007
Masimo Corp. (I)	9,663	404,300
Medtronic PLC	424,735	31,855,125
Meridian Bioscience, Inc.	9,265	190,952
Merit Medical Systems, Inc. (I)	9,788	180,980
Natus Medical, Inc. (I)	7,339	282,038
Neogen Corp. (I)	8,244	415,085
Nevro Corp. (I) (L)	3,669	206,418
Novocure, Ltd. (I) (L)	2,031	29,409
NuVasive, Inc. (I)	10,729	521,966
Nuvectra Corp. (I)	1,891	10,230
NxStage Medical, Inc. (I)	14,089	211,194
Olympus Corp.	69,902	2,713,887
OraSure Technologies, Inc. (I)	12,822	92,703
Orthofix International NV (I)	4,133	171,602
Oxford Immunotec Global PLC (I) (L)	4,829	47,855
Penumbra, Inc. (I) (L)	1,039	47,794
Quidel Corp. (I) (L)	6,480	111,845
ResMed, Inc.	66,181	3,826,585
Rockwell Medical, Inc. (I) (L)	11,478	86,200
RTI Surgical, Inc. (I)	13,895	55,580
SeaSpine Holdings Corp. (I)	2,143	31,374
Smith & Nephew PLC	228,567	3,760,553
Sonova Holding AG	13,645	1,741,440
Spectranetics Corp. (I)	9,650	140,118
St. Jude Medical, Inc.	84,829	4,665,595
STAAR Surgical Company (I)	8,686	64,190
STERIS PLC	59,381	4,219,020
Stryker Corp.	94,839	10,175,276
SurModics, Inc. (I)	3,115	57,347
Sysmex Corp.	37,179	2,324,277
Tandem Diabetes Care, Inc. (I)	4,648	40,484
Teleflex, Inc.	19,669	3,088,230

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Terumo Corp.	77,517	$2,774,104
The Cooper Companies, Inc.	22,869	3,521,140
TransEnterix, Inc. (I) (L)	10,804	45,917
Unilife Corp. (I)	31,390	21,345
Utah Medical Products, Inc.	947	59,225
Varian Medical Systems, Inc. (I)	29,057	2,325,141
Vascular Solutions, Inc. (I)	3,866	125,761
West Pharmaceutical Services, Inc.	50,040	3,468,773
William Demant Holdings A/S (I)	6,375	640,308
Wright Medical Group NV (I)	19,897	330,290
Zeltiq Aesthetics, Inc. (I) (L)	7,199	195,525
Zimmer Biomet Holdings, Inc.	53,716	5,727,737
		190,676,392
Health care providers and services - 2.0%
AAC Holdings, Inc. (I) (L)	1,880	37,205
Aceto Corp.	6,452	152,009
Addus HomeCare Corp. (I)	1,580	27,160
Adeptus Health, Inc., Class A (I) (L)	1,377	76,479
Aetna, Inc.	106,058	11,915,616
Air Methods Corp. (I)	8,737	316,454
Alfresa Holdings Corp.	44,100	846,364
Almost Family, Inc. (I)	1,606	59,807
Amedisys, Inc. (I)	6,301	304,590
AmerisourceBergen Corp.	58,672	5,078,062
AMN Healthcare Services, Inc. (I)	10,530	353,913
Amsurg Corp. (I)	37,278	2,780,939
Anthem, Inc.	79,514	11,051,651
BioScrip, Inc. (I) (L)	17,852	38,203
BioTelemetry, Inc. (I)	6,197	72,381
Capital Senior Living Corp. (I)	6,677	123,658
Cardinal Health, Inc.	98,733	8,091,169
Centene Corp. (I)	53,738	3,308,645
Chemed Corp.	3,764	509,834
Cigna Corp.	77,341	10,614,279
Civitas Solutions, Inc. (I)	2,578	44,935
Community Health Systems, Inc. (I)	53,288	986,361
CorVel Corp. (I)	1,954	77,027
Cross Country Healthcare, Inc. (I)	7,185	83,562
DaVita HealthCare Partners, Inc. (I)	50,017	3,670,247
Diplomat Pharmacy, Inc. (I) (L)	8,059	220,817
ExamWorks Group, Inc. (I)	9,270	274,021
Express Scripts Holding Company (I)	200,741	13,788,899
Five Star Quality Care, Inc. (I)	11,695	26,782
Fresenius Medical Care AG &
Company KGaA	55,782	4,921,414
Fresenius SE & Company KGaA	97,324	7,094,188
Hanger, Inc. (I)	7,976	51,844
HCA Holdings, Inc. (I)	92,112	7,189,342
HealthEquity, Inc. (I)	8,134	200,666
Healthscope, Ltd.	442,207	899,807
HealthSouth Corp.	20,255	762,196
Healthways, Inc. (I)	7,212	72,769
Henry Schein, Inc. (I)	24,846	4,289,165
Humana, Inc.	44,533	8,147,312
Kindred Healthcare, Inc.	18,907	233,501
Laboratory Corp. of America Holdings (I)	30,406	3,561,455
Landauer, Inc.	2,122	70,175
LHC Group, Inc. (I)	2,896	102,982
LifePoint Health, Inc. (I)	20,383	1,411,523
Magellan Health Services, Inc. (I)	5,539	376,264
McKesson Corp.	69,037	10,856,068
Mediclinic International PLC	94,013	1,207,181
Medipal Holdings Corp.	34,465	545,155
MEDNAX, Inc. (I)	44,328	2,864,475
Miraca Holdings, Inc.	13,917	571,324
Molina Healthcare, Inc. (I)	28,093	1,811,718
National HealthCare Corp.	2,213	137,870
Owens & Minor, Inc.	43,504	1,758,432
Patterson Companies, Inc.	25,037	1,164,972
PharMerica Corp. (I)	6,710	148,358
Quest Diagnostics, Inc.	43,013	3,073,279
RadNet, Inc. (I)	7,895	38,133
Ramsay Health Care, Ltd.	36,134	1,696,580
Ryman Healthcare, Ltd.	97,431	562,214
Select Medical Holdings Corp. (I)	23,496	277,488
Sonic Healthcare, Ltd.	100,070	1,435,180
Surgery Partners, Inc. (I)	3,632	48,160
Surgical Care Affiliates, Inc. (I)	4,767	220,617
Suzuken Company, Ltd.	20,100	682,218
Team Health Holdings, Inc. (I)	16,004	669,127
Teladoc, Inc. (I) (L)	2,288	21,965
Tenet Healthcare Corp. (I)	29,895	864,862
The Ensign Group, Inc.	11,260	254,926
The Providence Service Corp. (I)	3,044	155,457
Triple-S Management Corp., Class B (I)	5,373	133,573
Trupanion, Inc. (I) (L)	3,917	38,582
UnitedHealth Group, Inc.	287,428	37,049,469
Universal American Corp.	11,463	81,846
Universal Health Services, Inc., Class B	27,395	3,416,704
US Physical Therapy, Inc.	2,734	135,962
VCA, Inc. (I)	38,214	2,204,566
WellCare Health Plans, Inc. (I)	30,613	2,839,356
		191,281,489
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	89,478	1,182,004
Castlight Health, Inc., B Shares (I) (L)	8,697	28,961
Cerner Corp. (I)	91,416	4,841,391
Computer Programs & Systems, Inc. (L)	2,497	130,144
Evolent Health, Inc., Class A (I)	3,085	32,578
HealthStream, Inc. (I)	5,723	126,421
HMS Holdings Corp. (I)	19,945	286,211
Imprivata, Inc. (I)	2,190	27,660
M3, Inc.	49,743	1,250,975
Medidata Solutions, Inc. (I)	12,309	476,481
Omnicell, Inc. (I)	8,052	224,409
Press Ganey Holdings, Inc. (I)	2,360	70,989
Quality Systems, Inc.	11,196	170,627
Vocera Communications, Inc. (I)	5,749	73,300
		8,922,151
Life sciences tools and services - 0.5%
Accelerate Diagnostics, Inc. (I) (L)	5,579	80,170
Affymetrix, Inc. (I)	17,228	241,364
Agilent Technologies, Inc.	99,505	3,965,274
Albany Molecular Research, Inc. (I) (L)	5,672	86,725
Bio-Rad Laboratories, Inc., Class A (I)	9,865	1,348,743
Bio-Techne Corp.	17,574	1,661,094
Cambrex Corp. (I)	6,927	304,788
Charles River
Laboratories International, Inc. (I)	22,076	1,676,451
Fluidigm Corp. (I) (L)	7,021	56,659
Harvard Bioscience, Inc. (I)	8,972	27,095
Illumina, Inc. (I)	43,983	7,130,084
INC Research Holdings, Inc., Class A (I)	2,874	118,438
Lonza Group AG	13,499	2,281,889
Luminex Corp. (I)	9,602	186,279

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Mettler-Toledo International, Inc. (I)	12,752	$4,396,380
NanoString Technologies, Inc. (I) (L)	3,174	48,308
NeoGenomics, Inc. (I)	12,270	82,700
Pacific Biosciences of California, Inc. (I) (L)	13,566	115,311
PAREXEL International Corp. (I)	37,590	2,358,021
PerkinElmer, Inc.	33,592	1,661,460
PRA Health Sciences, Inc. (I)	4,393	187,845
QIAGEN NV (I)	56,547	1,257,402
Sequenom, Inc. (I) (L)	29,101	41,032
Thermo Fisher Scientific, Inc.	119,794	16,961,632
Waters Corp. (I)	24,498	3,231,776
		49,506,920
Pharmaceuticals - 5.9%
Aclaris Therapeutics, Inc. (I) (L)	1,350	25,583
Aerie Pharmaceuticals, Inc. (I)	4,769	57,991
Akorn, Inc. (I)	37,929	892,469
Allergan PLC (I)	119,220	31,954,537
Amphastar Pharmaceuticals, Inc. (I)	7,157	85,884
ANI Pharmaceuticals, Inc. (I) (L)	1,841	61,968
Aralez Pharmaceuticals, Inc. (I)	6,913	24,541
Aratana Therapeutics, Inc. (I) (L)	7,503	41,417
Astellas Pharma, Inc.	538,547	7,157,019
AstraZeneca PLC	322,485	18,004,905
Bayer AG	211,000	24,725,020
BioDelivery Sciences International, Inc. (I) (L)	11,185	36,128
Bristol-Myers Squibb Company	504,284	32,213,662
Catalent, Inc. (I)	65,072	1,735,470
Cempra, Inc. (I) (L)	7,916	138,688
Chelsea Therapeutics International, Ltd. (I)	19,199	1,536
Chugai Pharmaceutical Company, Ltd.	57,134	1,767,915
Collegium Pharmaceutical, Inc. (I)	1,789	32,470
Corcept Therapeutics, Inc. (I) (L)	14,513	67,921
Daiichi Sankyo Company, Ltd.	162,811	3,613,611
Depomed, Inc. (I) (L)	13,371	186,258
Dermira, Inc. (I)	3,491	72,194
Durect Corp. (I)	28,499	38,474
Dyax Corp. (I)	30,138	81,071
Eisai Company, Ltd.	64,268	3,863,902
Eli Lilly & Company	293,016	21,100,082
Endo International PLC (I)	62,535	1,760,360
Endocyte, Inc. (I) (L)	9,832	30,479
Foamix Pharmaceuticals, Ltd. (I) (L)	5,659	36,897
Forest Laboratories, Inc. (I)	4,082	0
Galenica Holding AG	995	1,493,179
GlaxoSmithKline PLC	1,241,814	25,138,330
Heska Corp. (I)	1,268	36,138
Hisamitsu Pharmaceutical Company, Inc.	14,284	638,360
Impax Laboratories, Inc. (I)	15,928	510,015
Innoviva, Inc. (L)	19,194	241,652
Intersect ENT, Inc. (I)	3,779	71,801
Intra-Cellular Therapies, Inc. (I)	5,958	165,632
Johnson & Johnson	833,081	90,139,364
Kyowa Hakko Kirin Company, Ltd.	58,859	939,207
Lannett Company, Inc. (I) (L)	5,931	106,343
Mallinckrodt PLC (I)	34,776	2,131,073
Merck & Company, Inc.	838,692	44,375,194
Merck KGaA	32,979	2,743,315
Mitsubishi Tanabe Pharma Corp.	56,734	985,789
Mylan NV (I)	124,027	5,748,651
Nektar Therapeutics (I)	29,410	404,388
Novartis AG	580,572	42,005,469
Novo Nordisk A/S, Class B	499,969	27,075,100
Ocular Therapeutix, Inc. (I) (L)	3,995	38,592
Omeros Corp. (I) (L)	8,706	133,550
Ono Pharmaceutical Company, Ltd.	105,415	4,459,332
Orion OYJ, Class B	26,292	867,882
Otsuka Holdings Company, Ltd.	99,615	3,618,178
Pacira Pharmaceuticals, Inc. (I) (L)	8,116	429,986
Paratek Pharmaceuticals, Inc. (I)	2,922	44,327
Pernix Therapeutics Holdings, Inc. (I) (L)	11,399	11,969
Perrigo Company PLC	43,966	5,624,570
Pfizer, Inc.	1,826,440	54,135,682
Phibro Animal Health Corp., Class A	3,876	104,807
Prestige Brands Holdings, Inc. (I)	11,594	619,004
Relypsa, Inc. (I) (L)	7,343	99,498
Revance Therapeutics, Inc. (I) (L)	4,176	72,913
Roche Holding AG	179,255	44,014,323
Sagent Pharmaceuticals, Inc. (I)	5,069	61,690
Sanofi	299,773	24,100,470
Santen Pharmaceutical Company, Ltd.	95,000	1,427,895
SciClone Pharmaceuticals, Inc. (I)	11,266	123,926
Shionogi & Company, Ltd.	76,111	3,577,307
Shire PLC	151,156	8,621,138
Sucampo Pharmaceuticals, Inc., Class A (I)	5,589	61,088
Sumitomo Dainippon Pharma Company, Ltd.	41,292	475,020
Supernus Pharmaceuticals, Inc. (I)	7,758	118,310
Taisho Pharmaceutical
Holdings Company, Ltd.	8,116	643,235
Takeda Pharmaceutical Company, Ltd.	201,616	9,191,782
Taro Pharmaceutical Industries, Ltd. (I)	1,900	272,175
Teligent, Inc. (I) (L)	9,604	47,060
Tetraphase Pharmaceuticals, Inc. (I)	8,741	40,471
Teva Pharmaceutical Industries, Ltd.	233,077	12,535,780
The Medicines Company (I)	14,726	467,845
TherapeuticsMD, Inc. (I) (L)	32,055	205,152
Theravance Biopharma, Inc. (I)	6,464	121,523
UCB SA	32,267	2,463,107
VIVUS, Inc. (I) (L)	27,051	37,871
XenoPort, Inc. (I)	13,829	62,369
Zoetis, Inc.	137,508	6,095,730
Zogenix, Inc. (I)	5,776	53,370
		579,836,379
		1,227,030,973
Industrials - 11.3%
Aerospace and defense - 1.9%
AAR Corp.	7,910	184,066
Aerojet Rocketdyne Holdings, Inc. (I)	13,895	227,600
Aerovironment, Inc. (I)	4,400	124,608
Airbus Group NV	150,810	9,992,281
American Science & Engineering, Inc. (L)	1,668	46,187
Astronics Corp. (I)	4,922	187,774
B/E Aerospace, Inc.	48,250	2,225,290
BAE Systems PLC	807,698	5,891,574
Cobham PLC	288,548	898,547
Cubic Corp.	4,803	191,928
Curtiss-Wright Corp.	31,501	2,383,681
DigitalGlobe, Inc. (I)	16,257	281,246
Ducommun, Inc. (I)	2,682	40,901
Engility Holdings, Inc. (I)	4,167	78,173
Esterline Technologies Corp. (I)	20,515	1,314,396
Finmeccanica SpA (I)	103,563	1,311,369
General Dynamics Corp.	88,051	11,567,260
HEICO Corp.	4,324	260,002
HEICO Corp., Class A	8,723	415,215
Honeywell International, Inc.	232,879	26,094,092

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Huntington Ingalls Industries, Inc.	22,143	$3,032,262
KLX, Inc. (I)	36,584	1,175,810
Kratos Defense &
Security Solutions, Inc. (I) (L)	11,599	57,415
L-3 Communications Holdings, Inc.	23,505	2,785,343
Lockheed Martin Corp.	79,292	17,563,178
Meggitt PLC	197,828	1,153,258
Moog, Inc., Class A (I)	8,179	373,617
National Presto Industries, Inc. (L)	1,049	87,843
Northrop Grumman Corp.	54,723	10,829,682
Orbital ATK, Inc.	27,828	2,419,366
Raytheon Company	90,410	11,086,978
Rockwell Collins, Inc.	39,415	3,634,457
Rolls-Royce Holdings PLC	469,166	4,585,303
Safran SA	79,812	5,570,870
Singapore Technologies Engineering, Ltd.	394,152	943,883
Sparton Corp. (I)	2,303	41,431
TASER International, Inc. (I)	11,945	234,480
Teledyne Technologies, Inc. (I)	24,090	2,123,293
Textron, Inc.	82,189	2,996,611
Thales SA	26,909	2,351,435
The Boeing Company	187,782	23,837,047
The KEYW Holding Corp. (I) (L)	8,229	54,641
Triumph Group, Inc.	23,342	734,806
United Technologies Corp.	235,143	23,537,814
Vectrus, Inc. (I)	2,390	54,373
Zodiac Aerospace	51,678	1,032,054
		186,013,440
Air freight and logistics - 0.5%
Air Transport Services Group, Inc. (I)	11,910	183,176
Atlas Air Worldwide Holdings, Inc. (I)	5,566	235,275
Bollore SA (I)	224,647	870,880
C.H. Robinson Worldwide, Inc.	43,096	3,199,016
Deutsche Post AG	247,227	6,861,504
Echo Global Logistics, Inc. (I)	6,640	180,342
Expeditors International of Washington, Inc.	55,953	2,731,066
FedEx Corp.	77,208	12,563,286
Forward Air Corp.	6,880	311,802
Hub Group, Inc., Class A (I)	8,056	328,604
Park-Ohio Holdings Corp.	2,080	89,066
Radiant Logistics, Inc. (I)	7,906	28,224
Royal Mail PLC	229,585	1,583,121
TNT Express NV	125,940	1,129,862
United Parcel Service, Inc., Class B	208,973	22,040,382
XPO Logistics, Inc. (I) (L)	15,991	490,924
Yamato Transport Company, Ltd.	86,793	1,730,395
		54,556,925
Airlines - 0.5%
Alaska Air Group, Inc.	58,948	4,834,915
Allegiant Travel Company	2,952	525,633
American Airlines Group, Inc.	182,285	7,475,508
ANA Holdings, Inc.	296,495	835,119
Cathay Pacific Airways, Ltd.	305,242	528,681
Delta Air Lines, Inc.	236,095	11,493,105
Deutsche Lufthansa AG	58,627	946,205
easyJet PLC	40,282	876,730
Hawaiian Holdings, Inc. (I)	10,531	496,958
International Consolidated Airlines Group SA	206,953	1,646,705
Japan Airlines Company, Ltd.	30,500	1,118,129
JetBlue Airways Corp. (I)	151,745	3,204,854
Qantas Airways, Ltd. (I)	135,398	422,625
Republic Airways Holdings, Inc. (I)	12,476	24,328
Ryanair Holdings PLC, ADR	8,149	699,347
Singapore Airlines, Ltd.	136,327	1,155,127
SkyWest, Inc.	11,497	229,825
Southwest Airlines Company	191,655	8,586,144
United Continental Holdings, Inc. (I)	108,510	6,495,409
Virgin America, Inc. (I)	5,570	214,779
		51,810,126
Building products - 0.4%
AAON, Inc.	9,120	255,360
Advanced Drainage Systems, Inc.	7,451	158,706
Allegion PLC	28,776	1,833,319
American Woodmark Corp. (I)	2,808	209,449
AO Smith Corp.	35,278	2,692,064
Apogee Enterprises, Inc.	6,497	285,153
Asahi Glass Company, Ltd.	244,380	1,337,205
Assa Abloy AB	255,793	5,035,924
Builders FirstSource, Inc. (I)	11,404	128,523
Cie de Saint-Gobain	121,508	5,337,141
Continental Building Products, Inc. (I)	7,054	130,922
Daikin Industries, Ltd.	59,797	4,465,911
Fortune Brands Home & Security, Inc.	74,484	4,174,083
Geberit AG	9,645	3,603,800
Gibraltar Industries, Inc. (I)	6,916	197,798
Griffon Corp.	7,217	111,503
Insteel Industries, Inc.	4,273	130,626
Lennox International, Inc.	18,802	2,541,842
LIXIL Group Corp.	67,250	1,371,714
Masco Corp.	100,989	3,176,104
Masonite International Corp. (I)	6,676	437,278
NCI Building Systems, Inc. (I)	6,282	89,204
Nortek, Inc. (I)	2,244	108,363
Patrick Industries, Inc. (I)	2,820	128,000
PGT, Inc. (I)	10,692	105,209
Ply Gem Holdings, Inc. (I)	5,250	73,763
Quanex Building Products Corp.	7,531	130,738
Simpson Manufacturing Company, Inc.	9,345	356,699
TOTO, Ltd.	35,700	1,111,226
Trex Company, Inc. (I) (L)	7,143	342,364
Universal Forest Products, Inc.	4,440	381,041
		40,441,032
Commercial services and supplies - 0.7%
ABM Industries, Inc.	12,391	400,353
ACCO Brands Corp. (I)	24,614	221,034
Aggreko PLC	65,481	1,011,198
ARC Document Solutions, Inc. (I)	10,387	46,742
Babcock International Group PLC	63,969	871,090
Brady Corp., Class A	10,552	283,216
Brambles, Ltd.	402,852	3,732,099
Casella Waste Systems, Inc., Class A (I)	9,973	66,819
CECO Environmental Corp.	6,973	43,302
Cintas Corp.	26,250	2,357,513
Civeo Corp. (I)	27,735	34,114
Clean Harbors, Inc. (I)	24,774	1,222,349
Copart, Inc. (I)	48,168	1,963,809
Dai Nippon Printing Company, Ltd.	139,746	1,240,120
Deluxe Corp.	34,199	2,137,096
Edenred	53,275	1,032,843
Ennis, Inc.	5,652	110,497
Essendant, Inc.	8,553	273,097
G&K Services, Inc., Class A	4,442	325,377
G4S PLC	395,802	1,080,049
Healthcare Services Group, Inc.	15,858	583,733

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Heritage-Crystal Clean, Inc. (I)	3,080	$30,615
Herman Miller, Inc.	41,496	1,281,811
HNI Corp.	30,755	1,204,673
InnerWorkings, Inc. (I)	9,254	73,569
Interface, Inc.	14,755	273,558
ISS A/S (I)	37,903	1,520,165
Kimball International, Inc., Class B	7,842	89,007
Knoll, Inc.	10,898	235,942
Matthews International Corp., Class A	7,303	375,885
McGrath RentCorp	5,541	138,968
Mobile Mini, Inc.	10,300	340,106
MSA Safety, Inc.	21,438	1,036,527
Multi-Color Corp.	2,801	149,433
Park24 Company, Ltd.	24,100	674,282
Pitney Bowes, Inc.	59,201	1,275,190
Quad/Graphics, Inc.	6,915	89,480
R.R. Donnelley & Sons Company	98,640	1,617,696
Republic Services, Inc.	71,943	3,428,084
Rollins, Inc.	44,475	1,206,162
Secom Company, Ltd.	53,555	3,973,941
Securitas AB, Series B	80,873	1,337,356
Societe BIC SA	7,415	1,114,142
Sohgo Security Services Company, Ltd.	15,400	833,809
SP Plus Corp. (I)	3,735	89,864
Steelcase, Inc., Class A	18,563	276,960
Stericycle, Inc. (I)	25,478	3,215,069
Team, Inc. (I)	6,632	201,480
Tetra Tech, Inc.	13,229	394,489
The ADT Corp.	49,501	2,042,411
The Brink’s Company	10,750	361,093
Toppan Printing Company, Ltd.	134,525	1,127,888
TRC Companies, Inc. (I)	3,863	28,007
Tyco International PLC	126,905	4,658,683
UniFirst Corp.	3,264	356,168
US Ecology, Inc.	4,817	212,719
Viad Corp.	4,438	129,412
VSE Corp.	943	64,020
Waste Connections, Inc.	57,847	3,736,338
Waste Management, Inc.	124,693	7,356,887
West Corp.	11,692	266,811
		65,855,150
Construction and engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	49,055	1,458,906
AECOM (I)	72,117	2,220,482
Aegion Corp. (I)	8,191	172,748
Ameresco, Inc., Class A (I)	5,011	23,902
Argan, Inc.	2,876	101,120
Boskalis Westminster NV	22,801	893,637
Bouygues SA	51,773	2,104,534
CIMIC Group, Ltd.	25,523	679,057
Comfort Systems USA, Inc.	8,176	259,752
Dycom Industries, Inc. (I)	7,511	485,736
EMCOR Group, Inc.	13,791	670,243
Ferrovial SA	121,475	2,606,967
Fluor Corp.	42,541	2,284,452
Granite Construction, Inc.	27,369	1,308,238
Great Lakes Dredge & Dock Corp. (I)	14,736	65,723
HC2 Holdings, Inc. (I) (L)	6,810	26,014
Jacobs Engineering Group, Inc. (I)	36,769	1,601,290
JGC Corp.	52,206	780,787
Kajima Corp.	213,770	1,339,105
KBR, Inc.	67,164	1,039,699
MasTec, Inc. (I)	14,819	299,937
MYR Group, Inc. (I)	4,699	117,992
Northwest Pipe Company (I)	2,727	25,143
Obayashi Corp.	165,715	1,633,394
Orion Marine Group, Inc. (I)	7,453	38,607
Primoris Services Corp.	8,577	208,421
Quanta Services, Inc. (I)	47,938	1,081,481
Shimizu Corp.	150,129	1,271,499
Skanska AB, Series B	96,987	2,212,367
Taisei Corp.	270,868	1,788,722
Tutor Perini Corp. (I)	8,402	130,567
Vinci SA	122,438	9,087,847
		38,018,369
Electrical equipment - 0.8%
ABB, Ltd. (I)	561,083	10,930,624
Acuity Brands, Inc.	20,690	4,513,317
Allied Motion Technologies, Inc.	1,526	27,468
AMETEK, Inc.	71,393	3,568,222
AZZ, Inc.	5,661	320,413
Eaton Corp. PLC	138,946	8,692,462
Emerson Electric Company	193,446	10,519,593
Encore Wire Corp.	4,599	179,039
EnerSys	9,857	549,232
Franklin Electric Company, Inc.	10,613	341,420
FuelCell Energy, Inc. (I) (L)	5,758	38,982
Fuji Electric Company, Ltd.	145,202	502,047
Generac Holdings, Inc. (I) (L)	15,331	570,926
General Cable Corp.	11,183	136,544
Hubbell, Inc.	25,206	2,670,072
Legrand SA	68,100	3,806,381
LSI Industries, Inc.	5,472	64,296
Mabuchi Motor Company, Ltd.	12,600	586,208
Mitsubishi Electric Corp.	493,165	5,167,346
Nidec Corp.	57,093	3,906,436
OSRAM Licht AG	22,672	1,165,472
Plug Power, Inc. (I) (L)	39,622	81,225
Powell Industries, Inc.	2,106	62,780
PowerSecure International, Inc. (I)	5,054	94,459
Prysmian SpA	49,959	1,130,339
Regal Beloit Corp.	21,129	1,333,029
Rockwell Automation, Inc.	39,652	4,510,415
Schneider Electric SE	142,436	8,976,385
Sunrun, Inc. (I) (L)	4,240	27,475
Thermon Group Holdings, Inc. (I)	7,224	126,853
Vestas Wind Systems A/S	57,183	4,029,098
Vicor Corp. (I)	4,117	43,146
		78,671,704
Industrial conglomerates - 2.0%
3M Company	182,687	30,441,135
Carlisle Companies, Inc.	30,338	3,018,631
CK Hutchison Holdings, Ltd.	689,562	8,958,815
Danaher Corp.	180,728	17,143,858
General Electric Company	2,817,513	89,568,738
Hopewell Holdings, Ltd.	615	1,986
Jardine Matheson Holdings, Ltd.	62,700	3,576,371
Keihan Electric Railway Company, Ltd.	130,000	915,824
Keppel Corp., Ltd.	374,345	1,618,487
Koninklijke Philips NV	243,010	6,921,728
NWS Holdings, Ltd.	387,599	618,117
Raven Industries, Inc.	8,555	137,051
Roper Technologies, Inc.	30,259	5,530,437
Seibu Holdings, Inc.	30,200	638,606

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
Sembcorp Industries, Ltd.	248,222	$555,553
Siemens AG	202,322	21,397,715
Smiths Group PLC	100,837	1,554,925
Toshiba Corp. (I) (L)	1,027,280	1,997,435
		194,595,412
Machinery - 1.9%
Actuant Corp., Class A	13,217	326,592
AGCO Corp.	33,516	1,665,745
Alamo Group, Inc.	2,143	119,387
Albany International Corp., Class A	6,326	237,794
Alfa Laval AB	75,302	1,229,904
Alstom SA (I)	39,149	999,106
Altra Industrial Motion Corp.	5,945	165,152
Amada Company, Ltd.	86,452	842,369
American Railcar Industries, Inc. (L)	1,957	79,709
Andritz AG (L)	19,969	1,093,982
Astec Industries, Inc.	4,205	196,247
Atlas Copco AB, A Shares	171,311	4,299,452
Atlas Copco AB, B Shares	99,635	2,344,735
Barnes Group, Inc.	12,112	424,283
Blount International, Inc. (I)	11,081	110,588
Briggs & Stratton Corp.	9,802	234,464
Caterpillar, Inc.	176,934	13,542,528
Chart Industries, Inc. (I)	6,963	151,236
CIRCOR International, Inc.	3,855	178,833
CLARCOR, Inc.	34,167	1,974,511
CNH Industrial NV	241,962	1,642,727
Columbus McKinnon Corp.	4,698	74,040
Crane Company	23,395	1,260,055
Cummins, Inc.	49,284	5,418,283
Deere & Company	90,499	6,967,518
Donaldson Company, Inc.	58,397	1,863,448
Douglas Dynamics, Inc.	5,061	115,948
Dover Corp.	46,558	2,995,076
EnPro Industries, Inc.	5,132	296,014
ESCO Technologies, Inc.	5,710	222,576
FANUC Corp.	49,918	7,730,727
Federal Signal Corp.	13,917	184,539
Flowserve Corp.	39,327	1,746,512
FreightCar America, Inc.	2,776	43,250
GEA Group AG	46,683	2,277,709
Global Brass & Copper Holdings, Inc.	4,752	118,562
Graco, Inc.	26,049	2,187,074
Graham Corp.	2,427	48,322
Harsco Corp.	18,435	100,471
Hillenbrand, Inc.	13,996	419,180
Hino Motors, Ltd.	65,842	711,465
Hitachi Construction
Machinery Company, Ltd.	27,852	442,041
Hoshizaki Electric Company, Ltd.	10,000	834,107
Hurco Companies, Inc.	1,729	57,040
Hyster-Yale Materials Handling, Inc.	2,066	137,596
IDEX Corp.	35,887	2,974,315
IHI Corp.	358,765	759,395
Illinois Tool Works, Inc.	98,203	10,059,915
IMI PLC	68,978	942,154
Ingersoll-Rand PLC	78,401	4,861,646
ITT Corp.	42,301	1,560,484
John Bean Technologies Corp.	6,462	364,521
Joy Global, Inc. (L)	46,205	742,514
JTEKT Corp.	52,293	678,574
Kadant, Inc.	2,398	108,294
Kawasaki Heavy Industries, Ltd.	364,204	1,050,725
Kennametal, Inc.	37,651	846,771
Komatsu, Ltd.	235,576	4,005,014
Kone OYJ, Class B	85,997	4,139,102
Kubota Corp.	286,252	3,907,268
Kurita Water Industries, Ltd.	26,927	613,328
LB Foster Company, Class A	2,635	47,852
Lincoln Electric Holdings, Inc.	30,404	1,780,762
Lindsay Corp. (L)	2,469	176,805
Lydall, Inc. (I)	3,777	122,828
Makita Corp.	30,326	1,879,752
MAN SE	8,931	965,859
Meritor, Inc. (I)	20,758	167,309
Metso OYJ (L)	28,691	683,759
Milacron Holdings Corp. (I) (L)	3,363	55,456
Miller Industries, Inc.	2,792	56,622
Minebea Company, Ltd.	83,000	647,105
Mitsubishi Heavy Industries, Ltd.	774,635	2,877,898
Mueller Industries, Inc.	12,594	370,515
Mueller Water Products, Inc., Class A	35,863	354,326
Nabtesco Corp.	30,589	686,122
Navistar International Corp. (I) (L)	11,921	149,251
NGK Insulators, Ltd.	67,461	1,244,890
NN, Inc.	6,145	84,064
Nordson Corp.	25,318	1,925,181
NSK, Ltd.	119,598	1,094,671
Oshkosh Corp.	34,554	1,412,222
PACCAR, Inc.	106,121	5,803,757
Parker-Hannifin Corp.	40,869	4,539,729
Pentair PLC	54,084	2,934,598
Proto Labs, Inc. (I) (L)	5,167	398,324
RBC Bearings, Inc. (I)	5,183	379,707
Rexnord Corp. (I)	22,801	461,036
Sandvik AB	272,072	2,809,948
Schindler Holding AG,
Participation Certificates	11,247	2,072,013
Schindler Holding AG, Registered Shares	5,300	970,505
SembCorp Marine, Ltd. (L)	213,732	261,238
SKF AB, B Shares (L)	101,582	1,831,177
SMC Corp.	13,747	3,185,565
Snap-on, Inc.	17,403	2,732,097
Standex International Corp.	2,799	217,790
Stanley Black & Decker, Inc.	46,533	4,895,737
Sulzer AG (L)	3,495	346,572
Sumitomo Heavy Industries, Ltd.	141,306	583,258
Sun Hydraulics Corp.	5,147	170,829
Tennant Company	4,064	209,215
Terex Corp.	51,326	1,276,991
The Gorman-Rupp Company	4,116	106,728
The Greenbrier Companies, Inc. (L)	5,891	162,827
The Timken Company	32,907	1,102,055
The Toro Company	25,739	2,216,643
The Weir Group PLC	54,302	862,804
THK Company, Ltd.	30,952	569,774
Titan International, Inc. (L)	10,990	59,126
TriMas Corp. (I)	10,219	179,037
Trinity Industries, Inc.	72,136	1,320,810
Twin Disc, Inc.	2,327	23,573
Valmont Industries, Inc.	10,770	1,333,757
Volvo AB, Series B	393,401	4,308,806
Wabash National Corp. (I)	15,119	199,571
Wabtec Corp.	43,452	3,445,309
Wartsila OYJ ABP	37,771	1,707,359
Watts Water Technologies, Inc., Class A	6,244	344,232

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Woodward, Inc.	40,795	$2,122,156
Xerium Technologies, Inc. (I)	2,742	14,313
Xylem, Inc.	53,819	2,201,197
Yangzijiang Shipbuilding Holdings, Ltd.	498,501	362,058
Zardoya Otis SA	45,745	530,969
		181,761,356
Marine - 0.1%
A.P. Moeller - Maersk A/S, Series A	977	1,246,618
A.P. Moeller - Maersk A/S, Series B	1,762	2,310,036
Kirby Corp. (I)	25,437	1,533,597
Kuehne & Nagel International AG	13,768	1,956,659
Matson, Inc.	9,605	385,833
Mitsui O.S.K. Lines, Ltd.	298,040	606,383
Nippon Yusen KK	410,257	791,104
Scorpio Bulkers, Inc. (I) (L)	7,460	24,469
		8,854,699
Professional services - 0.5%
Acacia Research Corp.	12,356	46,829
Adecco SA	42,283	2,750,558
Barrett Business Services, Inc.	1,652	47,495
Bureau Veritas SA	66,972	1,489,016
Capita PLC	169,574	2,531,670
CBIZ, Inc. (I)	10,840	109,376
CEB, Inc.	22,893	1,481,864
CRA International, Inc. (I)	2,269	44,563
Equifax, Inc.	35,569	4,065,181
Experian PLC	246,788	4,405,031
Exponent, Inc.	5,750	293,308
Franklin Covey Company (I)	2,994	52,664
FTI Consulting, Inc. (I)	28,678	1,018,356
GP Strategies Corp. (I)	3,015	82,611
Heidrick & Struggles International, Inc.	4,085	96,815
Hill International, Inc. (I)	8,941	30,131
Huron Consulting Group, Inc. (I)	5,156	300,028
ICF International, Inc. (I)	4,365	150,025
Insperity, Inc.	4,281	221,456
Intertek Group PLC	41,175	1,869,540
Kelly Services, Inc., Class A	6,733	128,735
Kforce, Inc.	5,533	108,336
Korn/Ferry International	11,168	315,943
ManpowerGroup, Inc.	34,170	2,782,121
Mistras Group, Inc. (I)	3,781	93,655
Navigant Consulting, Inc. (I)	10,684	168,914
Nielsen Holdings PLC	109,333	5,757,476
On Assignment, Inc. (I)	11,494	424,358
Randstad Holding NV	32,672	1,807,142
Recruit Holdings Company, Ltd.	36,500	1,112,909
Resources Connection, Inc.	8,484	132,011
Robert Half International, Inc.	39,817	1,854,676
RPX Corp. (I)	12,207	137,451
Seek, Ltd.	82,195	1,020,397
SGS SA	1,397	2,949,870
The Advisory Board Company (I)	9,429	304,085
The Dun & Bradstreet Corp.	10,860	1,119,449
TriNet Group, Inc. (I)	9,352	134,201
TrueBlue, Inc. (I)	9,307	243,378
Verisk Analytics, Inc. (I)	46,768	3,737,699
WageWorks, Inc. (I)	7,950	402,350
		45,821,673
Road and rail - 0.9%
ArcBest Corp.	5,944	128,331
Asciano, Ltd.	163,574	1,123,998
Aurizon Holdings, Ltd.	534,730	1,624,901
Celadon Group, Inc.	6,399	67,062
Central Japan Railway Company, Ltd.	36,832	6,513,786
ComfortDelGro Corp., Ltd.	549,418	1,190,795
Covenant Transportation
Group, Inc., Class A (I)	2,710	65,555
CSX Corp.	292,722	7,537,592
DSV A/S	49,113	2,042,817
East Japan Railway Company	85,140	7,344,134
Genesee & Wyoming, Inc., Class A (I)	26,917	1,687,696
Hankyu Hanshin Holdings, Inc.	292,095	1,862,752
Heartland Express, Inc.	11,326	210,097
J.B. Hunt Transport Services, Inc.	27,131	2,285,515
Kansas City Southern	32,734	2,797,120
Keikyu Corp.	118,559	1,042,803
Keio Corp.	149,077	1,308,305
Keisei Electric Railway Company, Ltd.	69,989	984,654
Kintetsu Group Holdings Company, Ltd.	461,745	1,871,301
Knight Transportation, Inc.	13,824	361,498
Landstar System, Inc.	20,059	1,296,012
Marten Transport, Ltd.	5,482	102,623
MTR Corp., Ltd.	372,315	1,845,232
Nagoya Railroad Company, Ltd. (L)	223,000	1,041,269
Nippon Express Company, Ltd.	209,469	952,348
Norfolk Southern Corp.	89,655	7,463,779
Odakyu Electric Railway Company, Ltd.	159,759	1,737,842
Old Dominion Freight Line, Inc. (I)	32,491	2,262,023
Roadrunner Transportation Systems, Inc. (I)	6,647	82,822
Ryder System, Inc.	16,030	1,038,423
Saia, Inc. (I)	5,706	160,624
Swift Transportation Company (I)	19,664	366,340
Tobu Railway Company, Ltd.	262,365	1,307,966
Tokyu Corp.	286,417	2,398,857
Union Pacific Corp.	256,458	20,401,234
Universal Truckload Services, Inc.	2,179	35,888
USA Truck, Inc. (I)	2,587	48,739
Werner Enterprises, Inc.	30,838	837,560
West Japan Railway Company	41,975	2,591,837
YRC Worldwide, Inc. (I)	7,529	70,170
		88,092,300
Trading companies and distributors - 0.5%
AerCap Holdings NV (I)	22,700	879,852
Aircastle, Ltd.	13,780	306,467
Applied Industrial Technologies, Inc.	8,901	386,303
Ashtead Group PLC	128,524	1,591,506
Beacon Roofing Supply, Inc. (I)	10,938	448,567
BMC Stock Holdings, Inc. (I)	8,407	139,724
Brenntag AG	39,439	2,247,342
Bunzl PLC	85,570	2,482,107
CAI International, Inc. (I)	4,229	40,852
DXP Enterprises, Inc. (I)	3,061	53,751
Fastenal Company (L)	87,016	4,263,784
GATX Corp. (L)	19,904	945,440
H&E Equipment Services, Inc.	7,085	124,200
ITOCHU Corp.	403,066	4,953,210
Kaman Corp.	5,921	252,767
Lawson Products, Inc. (I)	1,532	29,997
Marubeni Corp.	421,288	2,131,466
Mitsubishi Corp.	344,806	5,834,621
Mitsui & Company, Ltd.	435,480	5,007,352
MRC Global, Inc. (I)	22,907	300,998
MSC Industrial Direct Company, Inc., Class A	22,823	1,741,623

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Noble Group, Ltd. (I)	1,216,566	$396,432
NOW, Inc. (I) (L)	50,705	898,493
Rexel SA	77,020	1,097,900
Rush Enterprises, Inc., Class A (I)	7,957	145,136
Sojitz Corp.	1,051	2,158
Sumitomo Corp.	287,166	2,849,534
TAL International Group, Inc. (I)	7,582	117,066
Textainer Group Holdings, Ltd. (L)	5,089	75,521
Titan Machinery, Inc. (I)	4,494	51,951
Toyota Tsusho Corp.	54,259	1,224,946
Travis Perkins PLC	63,845	1,672,474
United Rentals, Inc. (I)	27,918	1,736,220
Univar, Inc. (I)	9,023	155,015
Veritiv Corp. (I)	1,960	73,030
W.W. Grainger, Inc. (L)	17,337	4,046,976
Watsco, Inc.	12,171	1,639,921
Wolseley PLC	65,049	3,671,954
		54,016,656
Transportation infrastructure - 0.2%
Abertis Infraestructuras SA	132,306	2,172,388
Aena SA (I) (S)	17,219	2,220,195
Aeroports de Paris	7,547	932,034
Atlantia SpA	105,245	2,916,040
Auckland International Airport, Ltd.	242,490	1,077,475
Fraport AG Frankfurt Airport
Services Worldwide	10,679	646,682
Groupe Eurotunnel SA	119,216	1,334,694
Hutchison Port Holdings Trust	1,437,636	719,341
Japan Airport Terminal Company, Ltd. (L)	10,800	383,306
Kamigumi Company, Ltd.	59,412	558,907
Mitsubishi Logistics Corp.	29,472	386,620
Sydney Airport	279,398	1,431,224
Transurban Group	517,528	4,495,481
Wesco Aircraft Holdings, Inc. (I)	13,879	199,719
		19,474,106
		1,107,982,948
Information technology - 15.0%
Communications equipment - 0.8%
ADTRAN, Inc.	11,082	224,078
Aerohive Networks, Inc. (I) (L)	5,925	29,566
Alliance Fiber Optic Products, Inc. (I)	3,289	48,644
Applied Optoelectronics, Inc. (I) (L)	3,797	56,613
ARRIS International PLC (I)	84,868	1,945,175
Bel Fuse, Inc., Class B	2,438	35,595
Black Box Corp.	4,023	54,190
CalAmp Corp. (I)	8,028	143,942
Calix, Inc. (I)	10,001	70,907
Ciena Corp. (I)	88,461	1,682,528
Cisco Systems, Inc.	1,518,184	43,222,698
Clearfield, Inc. (I) (L)	2,538	40,786
Comtech Telecommunications Corp.	3,700	86,469
Digi International, Inc. (I)	5,758	54,298
EMCORE Corp. (I)	4,663	23,315
Extreme Networks, Inc. (I)	22,494	69,956
F5 Networks, Inc. (I)	21,130	2,236,611
Finisar Corp. (I)	23,165	422,530
Harmonic, Inc. (I) (L)	20,797	68,006
Harris Corp.	37,382	2,910,563
Infinera Corp. (I)	29,592	475,248
InterDigital, Inc.	24,521	1,364,594
Ixia (I)	13,558	168,933
Juniper Networks, Inc.	106,557	2,718,269
KVH Industries, Inc. (I)	4,149	39,623
Motorola Solutions, Inc.	48,258	3,653,131
NETGEAR, Inc. (I)	7,127	287,717
NetScout Systems, Inc. (I)	67,155	1,542,550
Nokia OYJ	1,472,318	8,734,131
Oclaro, Inc. (I) (L)	22,105	119,367
Plantronics, Inc.	23,666	927,471
Polycom, Inc. (I)	93,395	1,041,354
Ruckus Wireless, Inc. (I)	16,810	164,906
ShoreTel, Inc. (I)	14,564	108,356
Sonus Networks, Inc. (I)	11,746	88,447
Telefonaktiebolaget LM Ericsson, B Shares	776,613	7,775,994
Ubiquiti Networks, Inc. (I) (L)	6,795	226,070
ViaSat, Inc. (I)	9,469	695,782
		83,558,413
Electronic equipment, instruments and components - 1.0%
Agilysys, Inc. (I)	3,596	36,715
Alps Electric Company, Ltd.	47,200	823,598
Amphenol Corp., Class A	92,590	5,353,554
Anixter International, Inc. (I)	6,335	330,117
Arrow Electronics, Inc. (I)	42,987	2,768,793
Avnet, Inc.	62,048	2,748,726
AVX Corp.	10,095	126,894
Badger Meter, Inc.	3,178	211,369
Belden, Inc.	29,359	1,802,055
Benchmark Electronics, Inc. (I)	11,439	263,669
Checkpoint Systems, Inc. (I)	9,858	99,763
Citizen Holdings Company, Ltd.	67,941	384,976
Cognex Corp.	40,040	1,559,558
Coherent, Inc. (I)	5,281	485,324
Control4 Corp. (I) (L)	5,241	41,718
Corning, Inc.	336,805	7,035,856
CTS Corp.	7,359	115,831
Daktronics, Inc.	8,939	70,618
DTS, Inc. (I)	4,011	87,360
Electro Rent Corp.	4,381	40,568
ePlus, Inc. (I)	1,231	99,108
Fabrinet (I)	7,774	251,489
FARO Technologies, Inc. (I)	3,972	127,938
FEI Company	28,484	2,535,361
FLIR Systems, Inc.	41,459	1,366,074
GSI Group, Inc. (I)	7,547	106,866
Hamamatsu Photonics KK	36,000	992,125
Hexagon AB, B Shares	65,923	2,562,121
Hirose Electric Company, Ltd.	7,600	837,589
Hitachi High-Technologies Corp.	17,684	497,821
Hitachi, Ltd.	1,232,972	5,778,755
II-VI, Inc. (I)	11,639	252,683
Ingenico SA	14,140	1,620,891
Ingram Micro, Inc., Class A	70,121	2,518,045
Insight Enterprises, Inc. (I)	8,589	245,989
InvenSense, Inc. (I) (L)	17,498	146,983
IPG Photonics Corp. (I)	17,248	1,657,188
Itron, Inc. (I)	8,585	358,166
Jabil Circuit, Inc.	90,061	1,735,475
Keyence Corp.	11,647	6,351,947
Keysight Technologies, Inc. (I)	80,969	2,246,080
Kimball Electronics, Inc. (I)	6,711	74,962
Knowles Corp. (I) (L)	61,458	810,016
Kyocera Corp.	81,963	3,608,927
Littelfuse, Inc.	4,988	614,073
Mercury Systems, Inc. (I)	7,663	155,559

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Mesa Laboratories, Inc.	633	$60,990
Methode Electronics, Inc.	8,522	249,183
MTS Systems Corp.	3,313	201,596
Multi-Fineline Electronix, Inc. (I)	1,960	45,492
Murata Manufacturing Company, Ltd.	51,713	6,240,038
National Instruments Corp.	47,703	1,436,337
Newport Corp. (I)	8,882	204,286
Nippon Electric Glass Company, Ltd.	99,121	506,943
Omron Corp.	50,118	1,490,639
OSI Systems, Inc. (I)	4,420	289,466
Park Electrochemical Corp.	4,692	75,119
PC Connection, Inc.	2,376	61,325
Plexus Corp. (I)	7,426	293,476
QLogic Corp. (I)	19,407	260,830
Rofin-Sinar Technologies, Inc. (I)	6,265	201,858
Rogers Corp. (I)	4,132	247,383
Sanmina Corp. (I)	17,349	405,620
ScanSource, Inc. (I)	5,920	239,050
Shimadzu Corp.	64,492	1,011,776
SYNNEX Corp.	20,035	1,855,041
TDK Corp.	31,421	1,743,421
TE Connectivity, Ltd.	111,931	6,930,768
Tech Data Corp. (I)	24,660	1,893,148
Trimble Navigation, Ltd. (I)	118,581	2,940,809
TTM Technologies, Inc. (I)	13,308	88,498
Universal Display Corp. (I)	8,911	482,085
VeriFone Systems, Inc. (I)	52,063	1,470,259
Vishay Intertechnology, Inc.	93,826	1,145,615
Vishay Precision Group, Inc. (I)	3,111	43,585
Yaskawa Electric Corp.	60,310	695,533
Yokogawa Electric Corp.	58,492	604,162
Zebra Technologies Corp., Class A (I)	24,645	1,700,505
		97,054,129
Internet software and services - 2.6%
Actua Corp. (I)	9,267	83,866
Akamai Technologies, Inc. (I)	53,400	2,967,438
Alarm.com Holdings, Inc. (I) (L)	1,881	44,580
Alphabet, Inc., Class A (I)	88,330	67,386,957
Alphabet, Inc., Class C (I)	89,719	66,836,169
Angie’s List, Inc. (I) (L)	9,819	79,239
Auto Trader Group PLC (S)	188,853	1,056,646
Bankrate, Inc. (I)	14,887	136,514
Bazaarvoice, Inc. (I)	14,794	46,601
Benefitfocus, Inc. (I) (L)	1,825	60,864
Blucora, Inc. (I)	9,205	47,498
Box, Inc., Class A (I) (L)	3,275	40,152
Brightcove, Inc. (I)	7,616	47,524
Carbonite, Inc. (I)	4,444	35,419
Care.com, Inc. (I)	5,180	31,857
ChannelAdvisor Corp. (I)	4,970	55,913
Cimpress NV (I) (L)	7,279	660,133
comScore, Inc. (I)	33,134	995,345
Cornerstone OnDemand, Inc. (I)	12,024	394,026
Cvent, Inc. (I)	5,229	111,901
Demandware, Inc. (I)	7,437	290,787
DHI Group, Inc. (I)	10,183	82,177
EarthLink Holdings Corp.	23,093	130,937
eBay, Inc. (I)	324,871	7,751,422
Endurance International
Group Holdings, Inc. (I) (L)	13,245	139,470
Envestnet, Inc. (I)	8,725	237,320
Everyday Health, Inc. (I)	5,457	30,559
Facebook, Inc., Class A (I)	692,922	79,062,400
Five9, Inc. (I)	5,334	47,419
Gogo, Inc. (I) (L)	12,615	138,891
GrubHub, Inc. (I) (L)	16,824	422,787
GTT Communications, Inc. (I)	5,488	90,772
Internap Corp. (I)	13,484	36,811
Intralinks Holdings, Inc. (I)	9,226	72,701
j2 Global, Inc.	32,515	2,002,274
Kakaku.com, Inc.	37,400	693,441
Liquidity Services, Inc. (I)	5,399	27,967
LivePerson, Inc. (I)	13,190	77,162
LogMeIn, Inc. (I)	5,489	276,975
Marchex, Inc., Class B	7,990	35,556
Marin Software, Inc. (I)	8,153	24,622
Marketo, Inc. (I)	7,863	153,879
Mixi, Inc.	10,600	393,127
Monster Worldwide, Inc. (I) (L)	20,476	66,752
New Relic, Inc. (I)	1,304	34,008
NIC, Inc.	14,545	262,246
OPOWER, Inc. (I) (L)	6,155	41,916
Q2 Holdings, Inc. (I)	4,359	104,790
QuinStreet, Inc. (I)	8,375	28,643
Quotient Technology, Inc. (I) (L)	14,026	148,676
Rackspace Hosting, Inc. (I)	52,618	1,136,023
RealNetworks, Inc. (I)	6,957	28,245
Reis, Inc.	2,258	53,176
RetailMeNot, Inc. (I)	8,718	69,831
SciQuest, Inc. (I)	6,397	88,790
Shutterstock, Inc. (I) (L)	4,426	162,567
SPS Commerce, Inc. (I)	3,677	157,890
Stamps.com, Inc. (I)	3,155	335,313
TechTarget, Inc. (I)	4,686	34,770
TrueCar, Inc. (I) (L)	11,299	63,161
United Internet AG	31,398	1,573,133
United Online, Inc. (I)	3,348	38,636
VeriSign, Inc. (I) (L)	29,410	2,603,961
Web.com Group, Inc. (I)	9,702	192,294
WebMD Health Corp. (I)	8,382	524,965
Wix.com, Ltd. (I)	4,230	85,742
XO Group, Inc. (I)	5,962	95,690
Yahoo Japan Corp.	363,354	1,546,519
Yahoo!, Inc. (I)	265,530	9,774,159
		252,589,994
IT services - 2.6%
Accenture PLC, Class A	189,562	21,875,455
Acxiom Corp. (I)	54,161	1,161,212
Alliance Data Systems Corp. (I)	17,615	3,875,300
Amadeus IT Holding SA, A Shares	111,967	4,788,144
Atos	22,393	1,818,729
Automatic Data Processing, Inc.	138,495	12,424,386
Blackhawk Network Holdings, Inc. (I)	12,032	412,698
Broadridge Financial Solutions, Inc.	56,162	3,330,968
CACI International, Inc., Class A (I)	5,358	571,699
Cap Gemini SA	41,729	3,914,362
Cardtronics, Inc. (I)	9,995	359,720
Cass Information Systems, Inc.	2,559	133,964
Ciber, Inc. (I)	18,125	38,244
Cognizant Technology
Solutions Corp., Class A (I)	185,286	11,617,432
Computer Sciences Corp.	65,234	2,243,397
Computershare, Ltd.	120,108	898,958
Convergys Corp.	67,485	1,874,058
CoreLogic, Inc. (I)	41,611	1,443,902

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
CSG Systems International, Inc.	7,173	$323,933
CSRA, Inc.	41,320	1,111,508
Datalink Corp. (I)	4,773	43,625
DST Systems, Inc.	14,969	1,688,054
EPAM Systems, Inc. (I)	10,803	806,660
Euronet Worldwide, Inc. (I)	11,487	851,302
Everi Holdings, Inc. (I)	15,425	35,323
EVERTEC, Inc.	14,669	205,073
ExlService Holdings, Inc. (I)	7,385	382,543
Fidelity National Information Services, Inc.	83,276	5,272,204
Fiserv, Inc. (I)	67,022	6,875,117
Forrester Research, Inc.	2,345	78,815
Fujitsu, Ltd.	475,232	1,757,298
Gartner, Inc. (I)	38,955	3,480,629
Global Payments, Inc.	61,136	3,992,181
Heartland Payment Systems, Inc.	8,091	781,348
IBM Corp.	266,855	40,415,190
Itochu Techno-Solutions Corp.	12,200	230,198
Jack Henry & Associates, Inc.	37,272	3,152,093
Leidos Holdings, Inc.	30,354	1,527,413
Lionbridge Technologies, Inc. (I)	15,410	77,975
Luxoft Holding, Inc. (I)	4,024	221,441
ManTech International Corp., Class A	5,402	172,810
MasterCard, Inc., Class A	295,501	27,924,845
MAXIMUS, Inc.	45,289	2,384,013
MoneyGram International, Inc. (I)	7,287	44,596
NeuStar, Inc., Class A (I) (L)	37,685	927,051
Nomura Research Institute, Ltd.	31,400	1,057,457
NTT Data Corp.	32,162	1,612,874
Obic Company, Ltd.	16,500	872,251
Otsuka Corp.	13,400	706,866
Paychex, Inc.	96,356	5,204,188
PayPal Holdings, Inc. (I)	337,825	13,040,045
Perficient, Inc. (I)	7,881	171,175
PFSweb, Inc. (I)	2,878	37,759
Science Applications International Corp.	29,742	1,586,438
ServiceSource International, Inc. (I)	14,342	61,097
Sykes Enterprises, Inc. (I)	8,633	260,544
Syntel, Inc. (I)	6,965	347,762
TeleTech Holdings, Inc.	3,636	100,935
Teradata Corp. (I)	39,903	1,047,055
The Hackett Group, Inc.	5,281	79,849
The Western Union Company	151,700	2,926,293
Total System Services, Inc.	50,852	2,419,538
Travelport Worldwide, Ltd.	23,491	320,887
Unisys Corp. (I) (L)	11,599	89,312
Virtusa Corp. (I)	6,599	247,199
Visa, Inc., Class A	579,400	44,312,512
WEX, Inc. (I)	18,263	1,522,404
Worldpay Group PLC (I) (S)	280,766	1,106,150
Xerox Corp.	285,702	3,188,434
		259,864,890
Semiconductors and semiconductor equipment - 2.1%
Advanced Energy Industries, Inc. (I)	8,994	312,901
Advanced Micro Devices, Inc. (I) (L)	446,896	1,273,654
Alpha & Omega Semiconductor, Ltd. (I)	5,349	63,386
Ambarella, Inc. (I) (L)	6,955	310,889
Amkor Technology, Inc. (I)	22,092	130,122
Analog Devices, Inc.	93,734	5,548,115
Applied Materials, Inc.	345,004	7,307,185
Applied Micro Circuits Corp. (I)	18,440	119,122
ARM Holdings PLC	358,662	5,222,578
ASM Pacific Technology, Ltd.	61,368	483,136
ASML Holding NV	88,462	8,902,320
Atmel Corp.	198,882	1,614,922
Axcelis Technologies, Inc. (I)	26,365	73,822
Broadcom, Ltd.	112,113	17,321,459
Brooks Automation, Inc.	15,053	156,551
Cabot Microelectronics Corp.	5,456	223,205
Cascade Microtech, Inc. (I)	3,115	64,231
Cavium, Inc. (I)	12,259	749,760
CEVA, Inc. (I)	4,652	104,670
Cirrus Logic, Inc. (I)	14,002	509,813
Cohu, Inc.	5,870	69,736
Cree, Inc. (I) (L)	47,703	1,388,157
Cypress Semiconductor Corp. (L)	148,649	1,287,300
Diodes, Inc. (I)	8,370	168,237
DSP Group, Inc. (I)	5,211	47,524
Entegris, Inc. (I)	31,210	425,080
Exar Corp. (I)	9,248	53,176
Fairchild Semiconductor International, Inc. (I)	79,445	1,588,900
First Solar, Inc. (I)	22,683	1,553,105
FormFactor, Inc. (I)	13,050	94,874
Infineon Technologies AG	288,276	4,087,271
Inphi Corp. (I)	8,477	282,623
Integrated Device Technology, Inc. (I)	96,741	1,977,386
Intel Corp.	1,427,168	46,168,885
Intersil Corp., Class A	91,997	1,230,000
IXYS Corp.	5,450	61,149
KLA-Tencor Corp.	46,167	3,361,419
Kopin Corp. (I)	16,844	27,961
Lam Research Corp.	47,533	3,926,226
Lattice Semiconductor Corp. (I)	26,232	148,998
Linear Technology Corp.	71,832	3,200,834
M/A-COM Technology
Solutions Holdings, Inc. (I) (L)	5,209	228,102
Mattson Technology, Inc. (I)	16,958	61,897
MaxLinear, Inc., Class A (I)	11,386	210,641
Microchip Technology, Inc. (L)	60,940	2,937,308
Micron Technology, Inc. (I)	311,073	3,256,934
Microsemi Corp. (I)	77,040	2,951,402
MKS Instruments, Inc.	11,727	441,522
Monolithic Power Systems, Inc.	8,719	554,877
Nanometrics, Inc. (I)	5,478	86,772
NeoPhotonics Corp. (I)	6,223	87,371
NVE Corp.	1,103	62,353
NVIDIA Corp.	153,416	5,466,212
NXP Semiconductors NV (I)	34,600	2,805,022
PDF Solutions, Inc. (I)	6,307	84,388
Photronics, Inc. (I)	14,565	151,622
Power Integrations, Inc.	6,530	324,280
Qorvo, Inc. (I)	39,187	1,975,417
QUALCOMM, Inc.	451,238	23,076,311
Rambus, Inc. (I)	25,625	352,344
Rohm Company, Ltd.	24,642	1,036,365
Rudolph Technologies, Inc. (I)	7,182	98,106
Semtech Corp. (I)	14,782	325,056
Sigma Designs, Inc. (I)	8,350	56,780
Silicon Laboratories, Inc. (I)	27,779	1,248,944
Skyworks Solutions, Inc.	57,431	4,473,875
STMicroelectronics NV (L)	161,111	896,785
SunEdison, Inc. (I) (L)	151,183	81,669
Synaptics, Inc. (I)	25,499	2,033,290
Teradyne, Inc.	96,579	2,085,141
Tessera Technologies, Inc.	11,641	360,871
Texas Instruments, Inc.	304,497	17,484,218

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Tokyo Electron, Ltd.	43,760	$2,850,061
Ultra Clean Holdings, Inc. (I)	7,715	41,352
Ultratech, Inc. (I)	6,125	133,770
Veeco Instruments, Inc. (I)	9,010	175,515
Xcerra Corp. (I)	12,465	81,272
Xilinx, Inc.	77,145	3,658,987
		203,877,514
Software - 3.3%
A10 Networks, Inc. (I)	8,249	48,834
ACI Worldwide, Inc. (I)	82,211	1,709,167
Activision Blizzard, Inc.	151,447	5,124,966
Adobe Systems, Inc. (I)	151,590	14,219,142
American Software, Inc., Class A	5,976	53,784
ANSYS, Inc. (I)	41,686	3,729,230
Aspen Technology, Inc. (I)	18,964	685,169
Autodesk, Inc. (I)	67,941	3,961,640
AVG Technologies NV (I)	9,099	188,804
Barracuda Networks, Inc. (I) (L)	2,043	31,462
Blackbaud, Inc.	10,409	654,622
Bottomline Technologies, Inc. (I)	9,105	277,611
BroadSoft, Inc. (I)	6,476	261,307
CA, Inc.	88,791	2,733,875
Cadence Design Systems, Inc. (I)	144,312	3,402,877
Callidus Software, Inc. (I)	12,403	206,882
CDK Global, Inc.	73,380	3,415,839
Check Point
Software Technologies, Ltd. (I) (L)	17,300	1,513,231
Citrix Systems, Inc. (I)	46,161	3,627,331
CommVault Systems, Inc. (I)	29,940	1,292,510
Dassault Systemes SA	32,734	2,593,564
Digimarc Corp. (I) (L)	1,705	51,662
Ebix, Inc. (L)	5,940	242,293
Electronic Arts, Inc. (I)	93,340	6,170,707
Ellie Mae, Inc. (I)	6,505	589,613
EnerNOC, Inc. (I) (L)	6,807	50,916
Epiq Systems, Inc.	7,428	111,569
Fair Isaac Corp.	21,692	2,301,304
Fleetmatics Group PLC (I)	8,450	344,000
Fortinet, Inc. (I)	69,046	2,114,879
Gemalto NV	20,171	1,488,864
Gemalto NV	454	33,564
Gigamon, Inc. (I)	6,084	188,726
Globant SA (I) (L)	3,355	103,535
Glu Mobile, Inc. (I) (L)	27,995	78,946
Guidewire Software, Inc. (I)	15,586	849,125
Gungho Online Entertainment, Inc. (L)	109,333	307,569
HubSpot, Inc. (I)	4,221	184,120
Imperva, Inc. (I)	5,918	298,859
Infoblox, Inc. (I)	13,360	228,456
Interactive Intelligence Group, Inc. (I)	3,972	144,660
Intuit, Inc.	77,618	8,073,048
Jive Software, Inc. (I)	11,830	44,717
Konami Holdings Corp.	23,909	706,610
Manhattan Associates, Inc. (I)	50,819	2,890,077
Mentor Graphics Corp.	69,460	1,412,122
Microsoft Corp.	2,388,122	131,895,978
MicroStrategy, Inc., Class A (I)	2,064	370,942
MobileIron, Inc. (I) (L)	10,062	45,480
Mobileye NV (I) (L)	20,700	771,903
Model N, Inc. (I)	5,207	56,079
Monotype Imaging Holdings, Inc.	8,927	213,534
Nexon Company, Ltd.	33,253	567,110
NICE-Systems, Ltd.	14,603	949,097
Nintendo Company, Ltd.	27,139	3,857,759
Oracle Corp.	951,356	38,919,974
Oracle Corp. Japan	10,006	561,160
Paycom Software, Inc. (I) (L)	7,023	250,019
Paylocity Holding Corp. (I)	3,483	114,033
Pegasystems, Inc.	8,017	203,471
Progress Software Corp. (I)	11,286	272,218
Proofpoint, Inc. (I)	8,781	472,242
PROS Holdings, Inc. (I)	5,609	66,130
PTC, Inc. (I)	54,208	1,797,537
QAD, Inc., Class A	2,349	49,916
Qlik Technologies, Inc. (I)	20,367	589,014
Qualys, Inc. (I)	5,575	141,103
Rapid7, Inc. (I) (L)	2,015	26,336
RealPage, Inc. (I)	11,812	246,162
Red Hat, Inc. (I)	54,910	4,091,344
RingCentral, Inc., Class A (I)	11,972	188,559
Rovi Corp. (I)	18,399	377,363
salesforce.com, Inc. (I)	190,604	14,072,293
SAP SE	250,772	20,179,211
Sapiens International Corp. NV	5,599	67,076
Seachange International, Inc. (I)	8,015	44,243
Silver Spring Networks, Inc. (I)	8,204	121,009
Symantec Corp.	194,185	3,569,120
Synchronoss Technologies, Inc. (I)	8,693	281,132
Synopsys, Inc. (I)	71,613	3,468,934
Take-Two Interactive Software, Inc. (I)	18,737	705,823
Tangoe, Inc. (I)	9,000	71,010
Telenav, Inc. (I)	6,805	40,150
Textura Corp. (I) (L)	4,527	84,338
The Rubicon Project, Inc. (I)	5,853	106,993
The Sage Group PLC	275,292	2,482,143
The Ultimate Software Group, Inc. (I)	13,632	2,637,792
TiVo, Inc. (I)	21,950	208,745
Trend Micro, Inc.	26,664	975,900
TubeMogul, Inc. (I)	3,690	47,749
Tyler Technologies, Inc. (I)	23,009	2,959,187
Varonis Systems, Inc. (I)	2,201	40,168
VASCO Data Security International, Inc. (I)	6,618	101,917
Verint Systems, Inc. (I)	13,682	456,705
VirnetX Holding Corp. (I) (L)	10,549	48,420
Workiva, Inc. (I)	1,831	21,331
Xura, Inc. (I)	5,099	100,297
Zendesk, Inc. (I)	12,012	251,411
Zix Corp. (I)	13,462	52,906
		319,032,254
Technology hardware, storage and peripherals - 2.6%
3D Systems Corp. (I) (L)	50,087	774,846
Apple, Inc.	1,673,816	182,429,206
Avid Technology, Inc. (I)	7,528	50,889
Brother Industries, Ltd.	59,836	687,246
Canon, Inc.	272,263	8,119,682
CPI Card Group, Inc. (L)	4,063	33,479
Cray, Inc. (I)	9,078	380,459
Diebold, Inc.	45,174	1,305,980
Eastman Kodak Company (I) (L)	4,112	44,615
Electronics For Imaging, Inc. (I)	10,388	440,347
EMC Corp.	588,366	15,679,954
FUJIFILM Holdings Corp.	118,194	4,671,886
Hewlett Packard Enterprise Company	519,099	9,203,625
HP, Inc.	522,405	6,436,030
Immersion Corp. (I)	6,454	53,310
Konica Minolta, Inc.	116,286	986,291

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Lexmark International, Inc., Class A	29,254	$977,961
NCR Corp. (I)	58,506	1,751,085
NEC Corp.	661,846	1,663,869
NetApp, Inc.	87,795	2,395,926
Nimble Storage, Inc. (I)	11,878	93,124
Pure Storage, Inc., Class A (I) (L)	6,535	89,464
Quantum Corp. (I)	54,743	33,393
Ricoh Company, Ltd.	180,616	1,838,334
SanDisk Corp.	60,255	4,584,200
Seagate Technology PLC (L)	89,779	3,092,887
Seiko Epson Corp.	71,400	1,148,322
Silicon Graphics International Corp. (I)	8,647	61,567
Stratasys, Ltd. (I) (L)	11,540	299,117
Super Micro Computer, Inc. (I)	8,215	279,967
Western Digital Corp.	69,540	3,285,070
		252,892,131
		1,468,869,325
Materials - 4.3%
Chemicals - 2.5%
A. Schulman, Inc.	6,570	178,835
Air Liquide SA	87,802	9,850,576
Air Products & Chemicals, Inc.	58,177	8,380,397
Air Water, Inc.	40,407	598,984
Airgas, Inc.	19,460	2,756,314
Akzo Nobel NV	63,181	4,306,856
Albemarle Corp.	53,011	3,388,993
American Vanguard Corp. (I)	6,413	101,197
Arkema SA	17,084	1,279,891
Asahi Kasei Corp.	323,757	2,186,559
Ashland, Inc.	29,879	3,285,495
Axiall Corp.	15,733	343,609
Balchem Corp.	6,910	428,558
BASF SE	234,378	17,624,178
Cabot Corp.	29,530	1,427,185
Calgon Carbon Corp.	11,715	164,244
CF Industries Holdings, Inc.	69,950	2,192,233
Chase Corp.	1,580	83,092
Chemtura Corp. (I)	14,816	391,142
Chr Hansen Holding A/S	25,276	1,695,041
Croda International PLC	34,710	1,511,368
Daicel Corp.	74,885	1,020,788
E.I. du Pont de Nemours & Company	263,078	16,658,099
Eastman Chemical Company	44,614	3,222,469
Ecolab, Inc.	79,840	8,903,757
EMS-Chemie Holding AG	2,087	1,080,699
Evonik Industries AG	35,268	1,054,770
Ferro Corp. (I)	16,362	194,217
Flotek Industries, Inc. (I) (L)	12,186	89,323
FMC Corp.	40,075	1,617,828
FutureFuel Corp.	5,496	64,798
Givaudan SA	2,356	4,617,289
Hawkins, Inc.	2,361	85,208
HB Fuller Company	11,170	474,167
Hitachi Chemical Company, Ltd.	26,770	481,051
Incitec Pivot, Ltd.	430,899	1,051,651
Innophos Holdings, Inc.	4,429	136,900
Innospec, Inc.	5,326	230,935
International Flavors & Fragrances, Inc.	24,086	2,740,264
Intrepid Potash, Inc. (I)	14,252	15,820
Israel Chemicals, Ltd. (L)	130,441	566,459
Johnson Matthey PLC	49,404	1,942,094
JSR Corp.	45,190	649,801
K&S AG	49,177	1,147,000
Kaneka Corp.	70,100	600,254
Kansai Paint Company, Ltd.	58,854	944,687
KMG Chemicals, Inc.	2,175	50,177
Koninklijke DSM NV	46,286	2,544,852
Koppers Holdings, Inc. (I)	4,621	103,834
Kraton Performance Polymers, Inc. (I)	7,033	121,671
Kronos Worldwide, Inc. (L)	5,496	31,437
Kuraray Company, Ltd.	90,573	1,106,880
Lanxess AG	23,370	1,120,044
Linde AG	47,398	6,886,844
LSB Industries, Inc. (I)	5,045	64,324
LyondellBasell Industries NV, Class A	104,484	8,941,741
Minerals Technologies, Inc.	24,221	1,376,964
Mitsubishi Chemical Holdings Corp.	346,033	1,806,671
Mitsubishi Gas & Chemicals Company, Inc.	98,740	530,288
Mitsui Chemicals, Inc.	211,590	704,307
Monsanto Company	133,764	11,736,453
NewMarket Corp.	4,704	1,864,007
Nippon Paint Company, Ltd.	37,100	820,617
Nitto Denko Corp.	42,087	2,345,233
Novozymes A/S, B Shares	59,557	2,674,492
OCI NV (I)	21,694	423,872
Olin Corp.	114,750	1,993,208
OMNOVA Solutions, Inc. (I)	10,999	61,154
Orica, Ltd.	94,511	1,111,637
PolyOne Corp.	60,113	1,818,418
PPG Industries, Inc.	80,817	9,010,287
Praxair, Inc.	85,564	9,792,800
Quaker Chemical Corp.	2,934	248,979
Rayonier Advanced Materials, Inc.	9,389	89,196
RPM International, Inc.	62,817	2,973,129
Senomyx, Inc. (I) (L)	11,109	28,883
Sensient Technologies Corp.	31,625	2,006,923
Shin-Etsu Chemical Company, Ltd.	104,746	5,409,917
Sika AG	549	2,173,291
Solazyme, Inc. (I) (L)	20,329	41,268
Solvay SA	18,923	1,891,906
Stepan Company	4,225	233,600
Sumitomo Chemical Company, Ltd.	379,844	1,719,327
Symrise AG	31,496	2,108,718
Syngenta AG	23,716	9,834,947
Taiyo Nippon Sanso Corp.	37,357	354,962
Teijin, Ltd.	239,243	833,113
The Dow Chemical Company	337,651	17,172,930
The Mosaic Company	106,806	2,883,762
The Scotts Miracle-Gro Company, Class A	21,475	1,562,736
The Sherwin-Williams Company	23,753	6,761,767
The Valspar Corp.	34,349	3,676,030
Toray Industries, Inc.	374,672	3,197,506
Trecora Resources (I)	4,742	45,618
Tredegar Corp.	5,833	91,695
Trinseo SA (I)	2,542	93,571
Tronox, Ltd., Class A	15,163	96,892
Umicore SA	24,189	1,200,743
Yara International ASA	45,657	1,713,953
		249,252,649
Construction materials - 0.3%
Boral, Ltd.	191,850	907,463
CRH PLC	7,591	214,170
CRH PLC	202,330	5,714,361
Eagle Materials, Inc.	23,299	1,633,493
Fletcher Building, Ltd.	174,448	950,934

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Headwaters, Inc. (I)	16,374	$324,860
HeidelbergCement AG	35,969	3,073,741
Imerys SA	9,136	636,293
James Hardie Industries, Ltd.	113,506	1,553,926
LafargeHolcim, Ltd. (I)	116,127	5,453,279
Martin Marietta Materials, Inc.	19,906	3,175,206
Summit Materials, Inc., Class A (I)	7,074	137,589
Taiheiyo Cement Corp.	297,701	685,192
U.S. Concrete, Inc. (I)	3,223	192,026
United States Lime & Minerals, Inc.	489	29,345
Vulcan Materials Company	40,068	4,229,979
		28,911,857
Containers and packaging - 0.4%
AEP Industries, Inc.	905	59,730
Amcor, Ltd.	295,802	3,248,221
AptarGroup, Inc.	29,698	2,328,620
Avery Dennison Corp.	27,371	1,973,723
Ball Corp.	43,214	3,080,726
Bemis Company, Inc.	44,747	2,317,000
Berry Plastics Group, Inc. (I)	26,434	955,589
Greif, Inc., Class A	18,948	620,547
International Paper Company	124,453	5,107,551
Multi Packaging
Solutions International, Ltd. (I)	4,320	70,114
Myers Industries, Inc.	5,684	73,096
Owens-Illinois, Inc. (I)	48,292	770,740
Packaging Corp. of America	44,537	2,690,035
Rexam PLC	179,961	1,635,859
Sealed Air Corp.	59,290	2,846,513
Silgan Holdings, Inc.	19,123	1,016,770
Sonoco Products Company	47,708	2,317,178
Toyo Seikan Kaisha, Ltd.	42,129	788,342
WestRock Company	77,209	3,013,467
		34,913,821
Metals and mining - 1.0%
AK Steel Holding Corp. (I) (L)	41,627	171,920
Alcoa, Inc. (L)	393,302	3,767,833
Allegheny Technologies, Inc. (L)	51,270	835,701
Alumina, Ltd.	675,636	672,126
Anglo American PLC	357,717	2,820,343
Antofagasta PLC (L)	100,550	675,746
ArcelorMittal (L)	256,687	1,158,012
BHP Billiton PLC	538,951	6,035,366
BHP Billiton, Ltd.	819,535	10,589,868
Boliden AB	69,447	1,107,797
Carpenter Technology Corp.	33,348	1,141,502
Century Aluminum Company (I) (L)	11,534	81,315
Cliffs Natural Resources, Inc. (I) (L)	35,866	107,598
Coeur Mining, Inc. (I) (L)	31,604	177,614
Commercial Metals Company	80,442	1,365,101
Compass Minerals International, Inc.	15,944	1,129,792
Ferroglobe PLC	14,649	129,058
Fortescue Metals Group, Ltd. (L)	395,872	770,118
Freeport-McMoRan, Inc.	375,264	3,880,230
Fresnillo PLC	56,641	773,530
Glencore PLC	3,122,092	7,019,893
Haynes International, Inc.	2,829	103,259
Hecla Mining Company (L)	81,997	227,952
Hitachi Metals, Ltd.	55,364	570,931
Horsehead Holding Corp. (I) (L)	65,411	9,746
Iluka Resources, Ltd.	106,374	533,350
JFE Holdings, Inc.	125,533	1,685,935
Kaiser Aluminum Corp.	3,753	317,279
Kobe Steel, Ltd.	786,928	691,660
Lonmin PLC (I)	312	592
Maruichi Steel Tube, Ltd.	11,561	316,643
Materion Corp.	4,549	120,458
Mitsubishi Materials Corp.	285,691	806,035
Newcrest Mining, Ltd. (I)	195,513	2,530,127
Newmont Mining Corp.	158,878	4,222,977
Nippon Steel & Sumitomo Metal Corp.	194,100	3,721,218
Norsk Hydro ASA	340,557	1,399,184
Nucor Corp.	95,972	4,539,476
Randgold Resources, Ltd.	23,785	2,164,025
Real Industry, Inc. (I)	6,043	52,574
Reliance Steel & Aluminum Company	33,966	2,350,108
Rio Tinto PLC	316,639	8,875,601
Rio Tinto, Ltd.	108,250	3,524,767
Royal Gold, Inc.	30,841	1,581,835
Schnitzer Steel Industries, Inc., Class A	5,977	110,216
South32, Ltd. (I)	1,358,881	1,524,865
Steel Dynamics, Inc.	115,094	2,590,766
Stillwater Mining Company (I)	27,116	288,785
Sumitomo Metal Mining Company, Ltd.	126,772	1,254,274
SunCoke Energy, Inc.	15,452	100,438
ThyssenKrupp AG	93,967	1,946,270
TimkenSteel Corp.	9,364	85,212
United States Steel Corp. (L)	69,127	1,109,488
Voestalpine AG	28,570	952,905
Worthington Industries, Inc.	32,143	1,145,577
		95,864,991
Paper and forest products - 0.1%
Boise Cascade Company (I)	8,881	184,014
Clearwater Paper Corp. (I)	4,014	194,719
Deltic Timber Corp.	2,485	149,473
Domtar Corp.	29,679	1,202,000
KapStone Paper and Packaging Corp.	19,028	263,538
Louisiana-Pacific Corp. (I)	99,190	1,698,133
Mondi PLC	93,713	1,792,096
Neenah Paper, Inc.	3,669	233,569
Oji Holdings Corp.	202,338	812,678
PH Glatfelter Company	9,746	202,035
Schweitzer-Mauduit International, Inc.	6,706	211,105
Stora Enso OYJ, Series R	140,572	1,255,957
UPM-Kymmene OYJ	136,308	2,464,392
		10,663,709
		419,607,027
Telecommunication services - 3.2%
Diversified telecommunication services - 2.6%
8x8, Inc. (I)	19,540	196,572
AT&T, Inc.	1,857,201	72,746,563
Atlantic Tele-Network, Inc.	2,269	172,058
Bezeq The
Israeli Telecommunication Corp., Ltd.	495,906	1,119,286
BT Group PLC	2,160,655	13,642,701
CenturyLink, Inc.	164,825	5,267,807
Cincinnati Bell, Inc. (I)	46,744	180,899
Cogent Communications Holdings, Inc.	10,232	399,355
Consolidated Communications Holdings, Inc.	11,212	288,821
Deutsche Telekom AG	822,828	14,751,914
Elisa OYJ, Class A (L)	36,308	1,409,882
FairPoint Communications, Inc. (I) (L)	4,731	70,397
Frontier Communications Corp.	350,764	1,960,771

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
General Communication, Inc., Class A (I)	7,882	$144,398
Globalstar, Inc. (I) (L)	109,294	160,662
Hawaiian Telcom Holdco, Inc. (I)	2,668	62,831
HKT Trust and HKT, Ltd.	670,421	923,178
IDT Corp., Class B	3,911	60,972
Iliad SA	6,769	1,739,128
inContact, Inc. (I)	13,948	123,998
Inmarsat PLC	114,749	1,618,641
Inteliquent, Inc.	7,537	120,969
Iridium Communications, Inc. (I) (L)	18,584	146,256
Koninklijke KPN NV	816,965	3,421,091
Level 3 Communications, Inc. (I)	86,616	4,577,656
Lumos Networks Corp. (I)	5,364	68,874
Nippon Telegraph & Telephone Corp.	176,500	7,624,357
Orange SA	506,908	8,852,088
ORBCOMM, Inc. (I)	13,198	133,696
PCCW, Ltd.	1,069,317	692,609
pdvWireless, Inc. (I) (L)	3,076	105,630
Proximus	38,577	1,316,418
Singapore Telecommunications, Ltd.	603,105	1,697,953
Singapore Telecommunications, Ltd.	1,437,549	4,069,200
Spark New Zealand, Ltd.	461,355	1,163,046
Straight Path
Communications, Inc., Class B (I) (L)	2,121	65,815
Swisscom AG	6,607	3,586,011
TDC A/S	206,128	1,007,460
Telecom Italia SpA (I)	2,925,205	3,152,841
Telecom Italia SpA	1,540,944	1,348,581
Telefonica Deutschland Holding AG	189,951	1,026,833
Telefonica SA	1,149,921	12,852,217
Telenor ASA	191,635	3,098,557
TeliaSonera AB	662,929	3,435,017
Telstra Corp., Ltd.	1,091,961	4,456,263
TPG Telecom, Ltd.	75,597	656,913
Verizon Communications, Inc.	1,229,930	66,514,614
Vocus Communications, Ltd.	115,361	735,926
Vonage Holdings Corp. (I)	41,088	187,772
Windstream Holdings, Inc. (L)	22,953	176,279
		253,331,776
Wireless telecommunication services - 0.6%
Boingo Wireless, Inc. (I)	8,730	67,396
KDDI Corp.	446,300	11,907,625
Leap Wireless International, Inc. (I)	16,665	56,661
Millicom International Cellular SA	16,869	920,197
NTELOS Holdings Corp. (I) (L)	4,013	36,920
NTT DOCOMO, Inc.	364,876	8,294,147
Shenandoah Telecommunications Company	10,802	288,954
SoftBank Group Corp.	245,087	11,722,521
Spok Holdings, Inc.	5,117	89,599
StarHub, Ltd.	156,511	389,148
Tele2 AB, B Shares	80,662	746,582
Telephone & Data Systems, Inc.	44,674	1,344,241
Vodafone Group PLC	6,775,673	21,530,735
		57,394,726
		310,726,502
Utilities - 3.7%
Electric utilities - 1.9%
ALLETE, Inc.	10,818	606,565
American Electric Power Company, Inc.	149,776	9,945,126
AusNet Services	434,384	495,920
Cheung Kong Infrastructure Holdings, Ltd.	161,843	1,582,702
Chubu Electric Power Company, Inc.	164,329	2,293,266
Cleco Corp.	41,934	2,315,176
CLP Holdings, Ltd.	483,334	4,374,850
Contact Energy, Ltd.	185,801	642,075
Duke Energy Corp.	208,723	16,839,772
Edison International	97,859	7,035,084
EDP - Energias de Portugal SA	591,595	2,100,423
El Paso Electric Company	8,977	411,865
Electricite de France SA	61,477	688,277
Endesa SA	80,225	1,537,375
Enel SpA	1,798,925	7,975,026
Entergy Corp.	53,535	4,244,255
Eversource Energy	95,260	5,557,468
Exelon Corp.	276,087	9,900,480
FirstEnergy Corp.	127,002	4,568,262
Fortum OYJ (L)	113,337	1,714,062
Genie Energy, Ltd., B Shares (I)	3,186	24,245
Great Plains Energy, Inc.	72,853	2,349,509
Hawaiian Electric Industries, Inc.	50,869	1,648,156
HK Electric Investments & HK
Electric Investments, Ltd. (S)	659,500	580,904
Hokuriku Electric Power Company	43,592	616,250
Iberdrola SA	1,401,875	9,332,214
IDACORP, Inc.	34,873	2,601,177
Kyushu Electric Power Company, Inc. (I)	108,918	1,034,999
MGE Energy, Inc.	7,718	403,266
Mighty River Power, Ltd.	187,024	377,788
NextEra Energy, Inc.	139,650	16,526,181
OGE Energy Corp.	94,341	2,700,983
Otter Tail Corp.	8,375	248,068
Pinnacle West Capital Corp.	33,243	2,495,552
PNM Resources, Inc.	55,208	1,861,614
Portland General Electric Company	19,527	771,121
Power Assets Holdings, Ltd.	354,236	3,625,465
PPL Corp.	206,048	7,844,247
Red Electrica Corp. SA	27,612	2,391,909
Shikoku Electric Power Company, Inc.	45,625	611,428
SSE PLC	256,681	5,493,043
Terna Rete Elettrica Nazionale SpA	386,853	2,205,766
The Chugoku Electric Power Company, Inc.	75,536	1,019,100
The Empire District Electric Company	9,738	321,841
The Kansai Electric Power Company, Ltd. (I)	179,624	1,589,275
The Southern Company	276,013	14,278,152
Tohoku Electric Power Company, Inc.	115,465	1,488,050
Tokyo Electric Power Company, Inc. (I)	370,740	2,036,713
Westar Energy, Inc.	66,937	3,320,745
Xcel Energy, Inc.	152,361	6,371,737
		180,997,527
Gas utilities - 0.4%
AGL Resources, Inc.	36,060	2,348,948
APA Group, Ltd.	284,306	1,917,494
Atmos Energy Corp.	48,231	3,581,634
Chesapeake Utilities Corp.	3,299	207,738
Enagas SA	54,896	1,647,685
Gas Natural SDG SA	89,412	1,805,111
Hong Kong & China Gas Company, Ltd.	1,770,532	3,309,764
National Fuel Gas Company	40,070	2,005,504
New Jersey Resources Corp.	59,475	2,166,674
Northwest Natural Gas Company	6,015	323,908
ONE Gas, Inc.	36,198	2,211,698
Osaka Gas Company, Ltd.	478,377	1,836,272
Piedmont Natural Gas Company, Inc.	17,414	1,041,880
Questar Corp.	82,759	2,052,423

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Snam SpA	535,461	$3,350,924
South Jersey Industries, Inc.	15,252	433,919
Southwest Gas Corp.	10,327	680,033
The Laclede Group, Inc.	9,507	644,099
Toho Gas Company, Ltd.	103,924	737,642
Tokyo Gas Company, Ltd.	580,484	2,705,894
UGI Corp.	81,249	3,273,522
WGL Holdings, Inc.	34,468	2,494,449
		40,777,215
Independent power and renewable electricity producers - 0.1%
Abengoa Yield PLC	11,057	196,593
AES Corp.	201,999	2,383,588
Atlantic Power Corp.	29,117	71,628
Dynegy, Inc. (I)	27,070	388,996
EDP Renovaveis SA	48	366
Electric Power Development Company, Ltd.	37,048	1,155,747
Enel Green Power SpA	443,815	952,903
Meridian Energy, Ltd.	328,318	593,927
NRG Energy, Inc.	94,347	1,227,454
NRG Yield, Inc., Class A	9,289	126,052
NRG Yield, Inc., Class C (L)	12,682	180,592
Ormat Technologies, Inc.	8,308	342,622
Pattern Energy Group, Inc. (L)	12,554	239,405
Talen Energy Corp. (I)	48,837	439,533
TerraForm Global, Inc., Class A (I)	9,734	23,167
Vivint Solar, Inc. (I) (L)	4,637	12,288
		8,334,861
Multi-utilities - 1.2%
AGL Energy, Ltd.	172,174	2,424,083
Alliant Energy Corp.	53,629	3,983,562
Ameren Corp.	72,861	3,650,336
Avista Corp.	13,767	561,418
Black Hills Corp.	35,508	2,135,096
CenterPoint Energy, Inc.	129,221	2,703,303
Centrica PLC	1,293,492	4,225,657
CMS Energy Corp.	83,229	3,532,239
Consolidated Edison, Inc.	88,052	6,746,544
Dominion Resources, Inc.	180,930	13,591,462
DTE Energy Company	53,904	4,886,937
DUET Group	598,307	1,047,403
E.ON SE	510,574	4,882,089
Engie SA	372,801	5,776,031
MDU Resources Group, Inc.	92,248	1,795,146
National Grid PLC	955,226	13,515,821
NiSource, Inc.	95,690	2,254,456
NorthWestern Corp.	10,385	641,274
PG&E Corp.	150,007	8,958,418
Public Service Enterprise Group, Inc.	151,931	7,162,027
RWE AG	124,865	1,606,319
SCANA Corp.	42,902	3,009,575
Sempra Energy	70,812	7,367,989
Suez Environnement Company	76,130	1,393,660
TECO Energy, Inc.	70,611	1,943,921
Unitil Corp.	3,473	147,568
Vectren Corp.	39,121	1,977,958
Veolia Environnement SA	114,773	2,762,450
WEC Energy Group, Inc.	94,772	5,692,954
		120,375,696
Water utilities - 0.1%
American States Water Company	8,326	327,711
American Water Works Company, Inc.	54,673	3,768,610
Aqua America, Inc.	83,672	2,662,443
Artesian Resources Corp., Class A	1,809	50,580
California Water Service Group	10,507	280,747
Connecticut Water Service, Inc.	2,853	128,670
Consolidated Water Company, Ltd.	3,791	46,136
Middlesex Water Company	4,095	126,331
Severn Trent PLC	60,226	1,876,105
SJW Corp.	3,518	127,879
United Utilities Group PLC	173,957	2,302,680
York Water Company	3,370	102,852
		11,800,744
		362,286,043
TOTAL COMMON STOCKS (Cost $7,655,453,867)		$9,497,118,601

PREFERRED SECURITIES - 0.2%
Consumer discretionary - 0.1%
Bayerische Motoren Werke AG	13,773	1,099,549
Porsche Automobil Holding SE	39,078	2,019,736
Volkswagen AG	47,350	6,010,006
		9,129,291
Consumer staples - 0.1%
Henkel AG & Company KGaA	45,456	5,000,504
Materials - 0.0%
Fuchs Petrolub AG	17,866	796,094
TOTAL PREFERRED SECURITIES (Cost $17,239,526)		$14,925,889

RIGHTS - 0.0%
Community Health Systems, Inc. (I) (N)	174,338	1,046
TOTAL RIGHTS (Cost $11,332)		$1,046

WARRANTS - 0.0%
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	32,255	998
TOTAL WARRANTS (Cost $0)		$998

SECURITIES LENDING COLLATERAL - 1.5%
John Hancock
Collateral Trust, 0.4918% (W) (Y)	14,533,028	145,421,839
TOTAL SECURITIES LENDING
COLLATERAL (Cost $145,403,997)		$145,421,839

SHORT-TERM INVESTMENTS - 2.1%
Repurchase agreement - 2.1%
Repurchase Agreement with State Street Corp.
dated 03/31/2016 at 0.030% to be
repurchased at $208,700,174 on 04/01/2016,
collateralized by $196,345,000
U.S. Treasury Bonds, 2.875% - 3.000% due
05/15/2045 to 08/15/2045 (valued at
$212,887,056, including interest)	$208,700,000	$208,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $208,700,000)		$208,700,000
Total Investments (Strategic Equity Allocation Trust)
(Cost $8,026,808,722) - 101.0%		$9,866,168,373
Other assets and liabilities, net - (1.0%)		(95,956,683)
TOTAL NET ASSETS - 100.0%		$9,770,211,690

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 21.8%
Australia - 3.4%
New South Wales Treasury Corp.
6.000%, 05/01/2020 to 03/01/2022	AUD	7,160,000	$6,418,204
Queensland Treasury Corp.
4.000%, 06/21/2019 (S)		5,555,000	4,493,289
5.500%, 06/21/2021		3,755,000	3,308,443
6.000%, 04/21/2016 to 07/21/2022		4,595,000	3,997,974
6.250%, 02/21/2020		1,125,000	989,280
7.125%, 09/18/2017 (S)	NZD	1,634,000	1,203,662
			20,410,852
Canada - 3.5%
Canada Housing Trust No. 1
2.750%, 06/15/2016 (S)	CAD	7,180,000	5,552,220
Export Development Canada
3.250%, 08/08/2017	AUD	740,000	572,994
Government of Canada
1.250%, 03/01/2018	CAD	4,220,000	3,292,916
1.500%, 02/01/2017		13,640,000	10,585,480
Province of Ontario
6.250%, 09/29/2020	AUD	725,000	632,113
			20,635,723
Finland - 0.2%
Nordic Investment Bank
1.375%, 07/15/2020	NOK	9,740,000	1,200,212
Mexico - 2.7%
Government of Mexico
4.600%, 01/23/2046		$2,540,000	2,476,500
4.750%, 06/14/2018	MXN	16,320,000	949,895
6.500%, 06/10/2021		48,740,000	2,962,614
7.750%, 05/29/2031		23,298,500	1,520,504
8.000%, 12/07/2023		23,850,000	1,570,304
8.500%, 12/13/2018		23,169,500	1,466,684
10.000%, 12/05/2024		71,032,000	5,277,952
			16,224,453
New Zealand - 3.9%
Dominion of New Zealand
3.000%, 04/15/2020	NZD	4,865,000	3,475,530
5.000%, 03/15/2019		5,390,000	4,043,036
6.000%, 12/15/2017 to 05/15/2021		16,553,000	12,954,386
New Zealand Local Government
Funding Agency
5.000%, 03/15/2019		1,775,000	1,307,458
6.000%, 12/15/2017		1,685,000	1,232,771
			23,013,181
Norway - 1.6%
Government of Norway
3.750%, 05/25/2021 (S)	NOK	24,935,000	3,477,973
4.250%, 05/19/2017 (S)		15,665,000	1,973,642
4.500%, 05/22/2019 (S)		31,072,000	4,229,404
			9,681,019
Philippines - 2.3%
Republic of Philippines
4.625%, 09/09/2040	PHP	23,177,000	503,825
4.950%, 01/15/2021		33,000,000	748,994
5.875%, 12/16/2020 to 03/01/2032		157,303,440	3,789,634
6.250%, 01/14/2036		43,000,000	1,039,449
6.500%, 04/28/2021		106,400,000	2,591,104
7.375%, 03/03/2021		59,600,000	1,517,521
8.000%, 07/19/2031		120,240,000	3,825,363
			14,015,890
Portugal - 0.2%
Republic of Portugal
4.800%, 06/15/2020 (S)	EUR	1,100,000	1,417,079
Singapore - 2.2%
Republic of Singapore
2.375%, 04/01/2017	SGD	3,890,000	2,933,023
2.500%, 06/01/2019		6,430,000	4,998,460
3.250%, 09/01/2020		6,550,000	5,277,866
			13,209,349
South Korea - 0.1%
Korea Treasury Bond Coupon Strips
3.286%, 09/10/2018	KRW	83,030,000	70,053
3.287%, 03/10/2018		83,030,000	70,573
3.296%, 03/10/2017		83,030,000	71,617
3.297%, 09/10/2017		83,030,000	71,093
3.309%, 09/10/2016		83,030,000	72,141
			355,477
Sweden - 1.7%
Kingdom of Sweden
1.500%, 11/13/2023	SEK	39,490,000	5,280,596
3.500%, 06/01/2022		9,820,000	1,456,700
5.000%, 12/01/2020		11,935,000	1,822,431
Kommuninvest I Sverige AB
2.500%, 12/01/2020		10,640,000	1,420,824
			9,980,551
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $134,078,310)			$130,143,786

CORPORATE BONDS - 45.1%
Consumer discretionary - 7.0%
21st Century Fox America, Inc.
6.200%, 12/15/2034		$940,000	1,130,913
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		1,195,000	1,239,813
CBS Corp.
3.500%, 01/15/2025		2,300,000	2,331,793
CCO Holdings LLC
5.750%, 01/15/2024		1,690,000	1,759,713
7.000%, 01/15/2019		688,000	701,760
General Motors Financial Company, Inc.
3.250%, 05/15/2018		630,000	640,566
4.375%, 09/25/2021		1,260,000	1,302,868
Home Depot, Inc.
2.250%, 09/10/2018		2,045,000	2,108,242
L Brands, Inc.
5.625%, 10/15/2023		1,655,000	1,816,363
7.000%, 05/01/2020		1,119,000	1,280,908
Lamar Media Corp.
5.000%, 05/01/2023		1,325,000	1,378,822
5.875%, 02/01/2022		430,000	452,575
LIN Television Corp.
5.875%, 11/15/2022		795,000	804,938
Lowe’s Companies, Inc.
1.625%, 04/15/2017		1,930,000	1,945,361
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036		634,000	646,717

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Nemak SAB de CV
5.500%, 02/28/2023 (S)		$200,000	$205,500
New Red Finance, Inc.
4.625%, 01/15/2022 (S)		1,480,000	1,505,900
Northwestern University
3.688%, 12/01/2038		1,095,000	1,151,052
Numericable-SFR SA
6.250%, 05/15/2024 (S)		1,230,000	1,192,485
Omnicom Group, Inc.
3.600%, 04/15/2026		1,413,000	1,448,035
Outfront Media Capital LLC
5.250%, 02/15/2022		540,000	553,500
Princeton University
1.845%, 07/01/2021		615,000	621,573
2.612%, 07/01/2026		705,000	712,694
PVH Corp.
4.500%, 12/15/2022		1,265,000	1,296,625
QVC, Inc.
4.450%, 02/15/2025		1,695,000	1,642,745
5.950%, 03/15/2043		1,205,000	1,051,090
Scripps Networks Interactive, Inc.
3.950%, 06/15/2025		1,405,000	1,406,075
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (S)		1,130,000	1,117,288
5.250%, 08/15/2022 (S)		920,000	968,300
5.875%, 10/01/2020 (S)		1,335,000	1,394,875
Starbucks Corp.
0.875%, 12/05/2016		1,125,000	1,126,054
The Goodyear Tire & Rubber Company
8.750%, 08/15/2020		320,000	375,200
Time Warner, Inc.
3.875%, 01/15/2026		1,672,000	1,754,231
Toyota Motor Credit Corp.
1.250%, 10/05/2017		1,800,000	1,803,247
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		1,167,000	1,237,020
			42,104,841
Consumer staples - 5.0%
B&G Foods, Inc.
4.625%, 06/01/2021		1,935,000	1,964,025
Constellation Brands, Inc.
4.250%, 05/01/2023		825,000	843,563
4.750%, 12/01/2025		305,000	315,675
Cott Beverages, Inc.
5.375%, 07/01/2022		1,600,000	1,624,000
CVS Health Corp.
3.875%, 07/20/2025		2,825,000	3,049,856
Darling Ingredients, Inc.
5.375%, 01/15/2022		840,000	859,429
Gruma SAB de CV
4.875%, 12/01/2024 (S)		200,000	212,100
Kimberly-Clark Corp.
2.750%, 02/15/2026		1,560,000	1,595,239
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)		840,000	847,888
3.950%, 07/15/2025 (S)		2,610,000	2,780,229
4.875%, 02/15/2025 (S)		1,663,000	1,832,722
Office Depot de Mexico SA de CV
6.875%, 09/20/2020 (S)		200,000	204,000
Philip Morris International, Inc.
2.500%, 05/16/2016		1,310,000	1,313,023
3.375%, 08/11/2025		1,330,000	1,434,233
Post Holdings, Inc.
6.000%, 12/15/2022 (S)		1,175,000	1,210,250
6.750%, 12/01/2021 (S)		1,665,000	1,754,494
Reynolds American, Inc.
2.300%, 06/12/2018		880,000	897,690
The Coca-Cola Company
1.150%, 04/01/2018		1,444,000	1,453,567
1.800%, 09/01/2016		3,021,000	3,033,963
The Procter & Gamble Company
0.750%, 11/04/2016		695,000	695,232
Tyson Foods, Inc.
6.600%, 04/01/2016		545,000	545,000
Walgreens Boots Alliance, Inc.
3.800%, 11/18/2024		1,615,000	1,662,513
			30,128,691
Energy - 0.5%
Exxon Mobil Corp.
2.709%, 03/06/2025		2,120,000	2,132,805
Petroleos Mexicanos
7.650%, 11/24/2021 (S)	MXN	15,351,000	859,327
			2,992,132
Financials - 13.2%
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2068		$3,195,000	3,969,788
American Tower Corp.
4.000%, 06/01/2025		1,835,000	1,893,845
Asian Development Bank
3.250%, 07/20/2017	NZD	2,630,000	1,835,499
4.625%, 03/06/2019		1,595,000	1,162,640
5.000%, 03/09/2022	AUD	1,825,000	1,565,511
Avenue Financial Holdings, Inc. (6.750%
to 01/01/2020, then 3 month
LIBOR + 4.950%)
12/29/2024 (S)		$500,000	512,500
Banco Nacional de Comercio Exterior
SNC
4.375%, 10/14/2025 (S)		1,205,000	1,213,435
Bank of America Corp.
1.394%, 09/15/2026 (P)		2,515,000	2,171,245
Bank of Montreal
1.400%, 09/11/2017		955,000	957,786
BankUnited, Inc.
4.875%, 11/17/2025		1,675,000	1,680,749
BNC Bancorp (5.500% to 10/01/2019,
then 3 month LIBOR + 3.590%)
10/01/2024		500,000	509,689
Cadence Financial Corp. (6.500% to
03/11/2020, then 3 month
LIBOR + 4.663%)
03/11/2025 (S)		500,000	442,500
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,474,702
CBRE Services, Inc.
5.000%, 03/15/2023		$990,000	1,019,844
Citigroup, Inc.
6.250%, 06/29/2017	NZD	1,495,000	1,071,399
Citigroup, Inc. (5.900% to 02/15/2023,
then 3 month LIBOR + 4.230%)
02/15/2023 (Q)		$745,000	731,963

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (5.950% to 01/30/2023,
then 3 month LIBOR + 4.069%)
01/30/2023 (Q)		$1,605,000	$1,546,316
CoBiz Financial, Inc. (5.625% to
06/25/2025, then 3 month
LIBOR + 3.170%)
06/25/2030		280,000	294,963
Crown Castle Towers LLC
4.883%, 08/15/2040 (S)		1,104,000	1,182,429
Eagle Bancorp, Inc.
5.750%, 09/01/2024		500,000	510,000
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)		1,820,000	1,651,650
Heartland Financial USA, Inc.
5.750%, 12/30/2024		505,000	502,475
Hongkong Land Treasury Services
Pte, Ltd.
3.860%, 12/29/2017	SGD	250,000	191,506
Host Hotels & Resorts LP
5.250%, 03/15/2022		$1,394,000	1,506,940
Independent Bank Group, Inc.
5.875%, 08/01/2024		690,000	665,850
Inter-American Development Bank
3.750%, 10/09/2018	AUD	1,515,000	1,198,566
6.500%, 08/20/2019		2,705,000	2,339,994
International Bank for Reconstruction
& Development
1.375%, 06/23/2019	SEK	8,600,000	1,101,993
2.125%, 05/29/2017	NOK	1,560,000	191,411
3.375%, 08/13/2017	NZD	620,000	433,733
3.625%, 06/22/2020	NOK	7,100,000	952,611
3.750%, 01/23/2019	AUD	1,000,000	793,874
4.500%, 08/16/2016	NZD	1,455,000	1,013,338
4.625%, 02/26/2019 to 10/06/2021		3,825,000	2,826,316
International Finance Corp.
3.250%, 07/22/2019	AUD	2,325,000	1,824,999
3.625%, 05/20/2020	NZD	2,615,000	1,860,357
3.875%, 02/26/2018		620,000	439,114
6.450%, 10/30/2018	INR	93,530,000	1,405,860
JPMorgan Chase & Co.
4.250%, 11/02/2018	NZD	3,255,000	2,296,581
Kennedy-Wilson, Inc.
5.875%, 04/01/2024		$1,180,000	1,153,450
KFW
3.750%, 05/29/2020	NZD	1,100,000	785,498
6.000%, 08/20/2020	AUD	2,925,000	2,547,678
Landwirtschaftliche Rentenbank
6.500%, 04/12/2017		1,880,000	1,501,138
LegacyTexas Financial Group, Inc.
(5.500% to 12/01/2020, then 3 month
LIBOR + 3.890%)
12/01/2025		$340,000	338,300
MetLife, Inc.
6.400%, 12/15/2066		895,000	924,535
National Australia Bank, Ltd.
6.000%, 02/15/2017	AUD	1,805,000	1,422,117
Oversea-Chinese Banking Corp., Ltd.
(4.000% to 10/15/2019, then 5 year
U.S. Swap Rate + 2.203%)
10/15/2024 (S)		$1,175,000	1,220,317
Pinnacle Financial Partners, Inc. (4.875%
to 07/30/2020, then 3 month
LIBOR + 3.128%)
4.875%, 07/30/2020 (S)		365,000	361,350
Prudential Financial, Inc. (5.875% to
09/01/2022, then 3 month
LIBOR + 4.175%)
09/15/2042		645,000	674,025
Radian Group, Inc.
5.250%, 06/15/2020		945,000	923,738
Regions Financial Corp.
7.375%, 12/10/2037		385,000	495,606
Stifel Financial Corp.
4.250%, 07/18/2024		2,505,000	2,480,464
Synovus Financial Corp.
5.125%, 06/15/2017		810,000	824,175
7.875%, 02/15/2019		725,000	802,938
Synovus Financial Corp. (5.750% to
12/15/2020, then 3 month
LIBOR + 4.182%)
12/15/2025		1,900,000	1,938,000
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	978,914
The Bank of Nova Scotia
1.142%, 07/15/2016 (P)		$750,000	751,022
The Goldman Sachs Group, Inc.
1.434%, 12/15/2017 (P)		1,250,000	1,246,846
The Toronto-Dominion Bank
0.792%, 07/13/2016 (P)		1,795,000	1,795,682
Trust F/1401
5.250%, 12/15/2024 (S)		1,195,000	1,215,913
Valley National Bancorp
4.550%, 06/30/2025		660,000	687,923
Western Alliance Bank (5.000% to
07/15/2020, then 3 month
LIBOR + 3.200%)
07/15/2025		920,000	901,600
Westpac Banking Corp.
2.000%, 08/14/2017		1,025,000	1,034,757
5.000%, 10/21/2019	GBP	375,000	600,715
7.250%, 02/11/2020	AUD	700,000	616,607
Zions Bancorporation (5.800% to
06/15/2023, then 3 month
LIBOR + 3.800%)
06/15/2023 (Q)		$1,050,000	997,500
			79,164,779
Health care - 7.2%
Abbott Laboratories
2.950%, 03/15/2025		1,280,000	1,293,716
AbbVie, Inc.
1.800%, 05/14/2018		2,200,000	2,215,057
3.600%, 05/14/2025		1,345,000	1,412,477
Actavis Funding SCS
3.800%, 03/15/2025		1,270,000	1,321,637
Anthem, Inc.
3.500%, 08/15/2024		655,000	663,176
Cardinal Health, Inc.
3.200%, 03/15/2023		1,025,000	1,051,586
3.750%, 09/15/2025		1,840,000	1,945,579
Community Health Systems, Inc.
6.875%, 02/01/2022		1,540,000	1,389,850
7.125%, 07/15/2020		315,000	297,675

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025		$705,000	$697,950
5.125%, 07/15/2024		1,045,000	1,055,450
Eli Lilly & Company
5.200%, 03/15/2017		725,000	755,022
Express Scripts Holding Company
3.500%, 06/15/2024		1,395,000	1,383,145
Forest Laboratories LLC
4.875%, 02/15/2021 (S)		1,875,000	2,068,224
5.000%, 12/15/2021 (S)		1,775,000	1,982,592
Gilead Sciences, Inc.
3.050%, 12/01/2016		1,380,000	1,398,804
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022		1,600,000	1,644,000
HCA Holdings, Inc.
6.250%, 02/15/2021		1,897,000	2,039,275
HCA, Inc.
5.000%, 03/15/2024		1,995,000	2,041,134
7.500%, 02/15/2022		1,165,000	1,318,277
8.000%, 10/01/2018		280,000	313,600
Humana, Inc.
3.850%, 10/01/2024		823,000	860,862
LifePoint Health, Inc.
5.500%, 12/01/2021		3,260,000	3,406,700
Merck & Company, Inc.
0.808%, 05/18/2016 (P)		535,000	535,173
2.750%, 02/10/2025		3,085,000	3,159,580
Pfizer, Inc.
6.050%, 03/30/2017		1,110,000	1,166,838
Quest Diagnostics, Inc.
4.250%, 04/01/2024		360,000	375,016
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)		590,000	603,057
Tenet Healthcare Corp.
4.375%, 10/01/2021		1,450,000	1,453,625
Texas Children’s Hospital
2.668%, 10/01/2022		555,000	577,956
UnitedHealth Group, Inc.
1.900%, 07/16/2018		1,809,000	1,837,551
WellCare Health Plans, Inc.
5.750%, 11/15/2020		553,000	572,355
			42,836,939
Industrials - 3.7%
3M Company
3.000%, 08/07/2025		1,475,000	1,577,166
AECOM
5.750%, 10/15/2022		1,280,000	1,328,000
FedEx Corp.
4.550%, 04/01/2046		1,630,000	1,676,305
General Electric Company
4.250%, 01/17/2018	NZD	715,000	503,071
4.875%, 04/05/2016	SEK	10,000,000	1,231,940
6.250%, 09/29/2020	GBP	265,000	454,764
General Electric Company (5.000% to
01/21/2021, then 3 month
LIBOR + 3.330%)
01/21/2021 (Q)		$2,888,000	2,974,640
HC2 Holdings, Inc.
11.000%, 12/01/2019 (S)		770,000	627,550
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025 (S)		2,330,000	2,440,675
Lockheed Martin Corp.
2.900%, 03/01/2025		3,070,000	3,119,587
3.550%, 01/15/2026		1,525,000	1,614,255
Tyco Electronics Group SA
6.550%, 10/01/2017		520,000	555,590
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 04/01/2026		249,146	278,421
US Airways 2012-1 Class B Pass
Through Trust
8.000%, 04/01/2021		751,252	830,134
Waste Management, Inc.
2.900%, 09/15/2022		1,395,000	1,422,311
XPO Logistics, Inc.
6.500%, 06/15/2022 (S)		1,690,000	1,641,413
			22,275,822
Information technology - 4.1%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		795,000	835,744
Apple, Inc.
0.450%, 05/03/2016		1,483,000	1,482,875
0.667%, 05/12/2017 (P)		3,185,000	3,178,837
2.400%, 05/03/2023		1,300,000	1,308,388
3.200%, 05/13/2025		3,145,000	3,296,378
IBM Corp.
1.950%, 02/12/2019		510,000	519,435
2.750%, 12/21/2020	GBP	1,225,000	1,855,648
Intel Corp.
3.700%, 07/29/2025		$1,380,000	1,512,216
Micron Technology, Inc.
5.875%, 02/15/2022		1,360,000	1,176,400
Microsoft Corp.
3.125%, 11/03/2025		2,825,000	2,967,880
Qorvo, Inc.
7.000%, 12/01/2025 (S)		1,670,000	1,745,150
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)		1,545,000	1,456,163
Zebra Technologies Corp.
7.250%, 10/15/2022		2,650,000	2,875,250
			24,210,364
Materials - 2.3%
Alpek SAB de CV
4.500%, 11/20/2022		200,000	200,000
Ball Corp.
4.000%, 11/15/2023		1,720,000	1,694,200
4.375%, 12/15/2020		820,000	850,238
5.250%, 07/01/2025		840,000	882,000
Cemex Finance LLC
9.375%, 10/12/2022 (S)		1,055,000	1,167,094
Cemex SAB de CV
6.125%, 05/05/2025 (S)		2,410,000	2,253,350
Crown Americas LLC
4.500%, 01/15/2023		1,860,000	1,897,200
Crown Cork & Seal Company, Inc.
7.375%, 12/15/2026		771,000	823,043
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/2028		130,000	153,451
Sealed Air Corp.
4.875%, 12/01/2022 (S)		965,000	1,003,600
5.125%, 12/01/2024 (S)		965,000	1,001,188
6.500%, 12/01/2020 (S)		1,790,000	2,022,700
			13,948,064

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Telecommunication services - 1.3%
America Movil SAB de CV
7.125%, 12/09/2024	MXN	22,490,000	$1,262,928
SBA Telecommunications, Inc.
5.750%, 07/15/2020		$505,000	521,413
SBA Tower Trust
5.101%, 04/15/2042 (S)		396,000	399,845
SingTel Group Treasury Pte, Ltd.
4.500%, 09/08/2021		660,000	738,531
T-Mobile USA, Inc.
6.125%, 01/15/2022		1,675,000	1,729,438
6.250%, 04/01/2021		718,000	753,756
6.625%, 04/01/2023		445,000	468,363
6.836%, 04/28/2023		435,000	454,575
Verizon Communications, Inc.
4.272%, 01/15/2036		1,277,000	1,270,910
			7,599,759
Utilities - 0.8%
Duke Energy Corp.
2.150%, 11/15/2016		1,135,000	1,142,995
NiSource Finance Corp.
4.800%, 02/15/2044		1,772,000	1,869,696
5.650%, 02/01/2045		1,368,000	1,627,998
Southern Gas Networks PLC
4.875%, 12/21/2020	GBP	80,000	130,532
			4,771,221
TOTAL CORPORATE BONDS (Cost $268,043,499)			$270,032,612

CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%
JPMorgan Chase Capital XXIII
1.618%, 05/15/2077 (P)		$1,040,000	702,104
USB Capital IX
3.500%, 04/25/2016 (P)(Q)		1,456,000	1,077,440
			1,779,544
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,921,963)			$1,779,544

CONVERTIBLE BONDS - 1.8%
Consumer discretionary - 0.2%
Jarden Corp.
1.125%, 03/15/2034		430,000	543,950
Liberty Interactive LLC
0.750%, 03/30/2043		470,000	784,313
			1,328,263
Consumer staples - 0.1%
Vector Group, Ltd.
7.500%, 01/15/2019 (P)		510,000	761,622
Financials - 0.4%
Fidelity National Financial, Inc.
4.250%, 08/15/2018		250,000	467,344
MGIC Investment Corp.
2.000%, 04/01/2020		1,065,000	1,341,234
Old Republic International Corp.
3.750%, 03/15/2018		640,000	792,800
			2,601,378
Health care - 0.5%
Anthem, Inc.
2.750%, 10/15/2042		1,099,000	2,103,898
Hologic, Inc. (2.000% to 03/01/2018; then
0.000% thereafter)
03/01/2042		430,000	555,775
			2,659,673
Industrials - 0.4%
Air Lease Corp.
3.875%, 12/01/2018		815,000	1,086,497
Danaher Corp., 0.000%
01/22/2021 (I)		440,000	1,211,650
			2,298,147
Information technology - 0.2%
Intel Corp.
3.250%, 08/01/2039		790,000	1,256,594
TOTAL CONVERTIBLE BONDS (Cost $9,529,519)			$10,905,677

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.6%
Commercial and residential - 5.2%
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 2A1
2.964%, 04/25/2035 (P)		404,984	399,943
Americold 2010 LLC Trust,
Series 2010-ARTA, Class D
7.443%, 01/14/2029 (S)		645,000	720,352
Banc of America Commercial
Mortgage Trust, Series 2006-4,
Class AM 5.675%, 07/10/2046		825,000	827,818
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-10, Class 12A3,
2.890%, 01/25/2035 (P)		401,174	364,029
Series 2005-2, Class A1,
3.090%, 03/25/2035 (P)		297,989	296,761
Series 2005-5, Class A2,
2.460%, 08/25/2035 (P)		413,437	411,625
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1,
1.133%, 01/25/2035 (P)		317,555	305,880
Series 2004-13, Class A1,
1.173%, 11/25/2034 (P)		488,206	474,974
Series 2004-8, Class 1A,
1.133%, 09/25/2034 (P)		205,190	200,412
Series 2005-7, Class 11A1,
0.973%, 08/25/2035 (P)		244,847	230,476
BWAY Mortgage Trust, Series 2015-1740,
Class D 3.787%, 01/13/2035 (P)(S)		371,000	325,161
BXHTL Mortgage Trust,
Series 2015-JWRZ, Class GL2
4.125%, 05/15/2029 (P)(S)		630,000	604,079
Carefree Portfolio Trust,
Series 2014-CARE, Class E
4.436%, 11/15/2019 (P)(S)		695,000	673,432
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class D
3.436%, 12/15/2027 (P)(S)		1,110,000	1,057,066
Chase Mortgage Finance Trust,
Series 2007-A1, Class 2A1
2.653%, 02/25/2037 (P)		166,355	165,452
Commercial Mortgage Trust (Bank of
America Merrill Lynch/ Deutsche
Bank), Series 2013-WWP, Class D
3.898%, 03/10/2031 (S)		290,000	279,550

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust
(Deutsche Bank)
Series 2007-C9, Class A4,
5.813%, 12/10/2049 (P)	$684,701	$711,069
Series 2014-TWC, Class D,
2.677%, 02/13/2032 (P)(S)	1,265,000	1,205,990
Commercial Mortgage Trust (Deutsche
Bank/Morgan Stanley),
Series 2014-PAT, Class E
3.588%, 08/13/2027 (P)(S)	361,000	349,528
Core Industrial Trust, Series 2015-CALW,
Class F 3.850%, 02/10/2034 (P)(S)	695,000	640,157
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
1.771%, 09/19/2044	2,752,675	213,898
Series 2005-AR2, Class X2 IO,
2.309%, 03/19/2045	5,039,809	421,280
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class EFX
3.382%, 12/15/2019 (P)(S)	800,000	749,594
GRACE Mortgage Trust,
Series 2014-GRCE, Class F
3.590%, 06/10/2028 (P)(S)	600,000	563,442
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 5.892%, 07/10/2038 (P)	90,000	90,188
GSR Mortgage Loan Trust, Series 2004-5,
Class 2A1 2.850%, 05/25/2034 (P)	664,089	657,881
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6,
2.399%, 06/19/2034 (P)	407,346	403,085
Series 2004-7, Class 4A,
2.927%, 11/19/2034 (P)	480,440	470,795
Series 2005-2, Class IX IO,
1.978%, 05/19/2035	1,951,045	145,763
Series 2005-9, Class 2A1A,
0.772%, 06/20/2035 (P)	400,034	371,493
Series 2005-9, Class 2A1C,
0.882%, 06/20/2035 (P)	271,695	246,592
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	10,284,091	163,394
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	10,788,596	160,221
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	8,309,406	108,014
Hilton USA Trust, Series 2013-HLF,
Class EFL 4.191%, 11/05/2030 (P)(S)	625,633	622,528
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO,
1.983%, 10/25/2036	6,890,454	614,130
Series 2005-AR18, Class 2X IO,
1.704%, 10/25/2036	16,857,553	1,012,072
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP7, Class AM,
5.935%, 04/15/2045 (P)	1,000,000	1,001,374
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	686,672	698,711
Series 2014-INN, Class F,
4.436%, 06/15/2029 (P)(S)	390,000	361,605
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AM
5.413%, 09/15/2039	615,000	622,250
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
2.364%, 12/25/2034 (P)	192,354	191,712
Series 2005-A2, Class A2,
2.644%, 02/25/2035 (P)	437,549	435,607
Series 2005-A8, Class A2A,
0.703%, 08/25/2036 (P)	1,460,877	1,354,584
Series 2006-3, Class 2A1,
2.496%, 10/25/2036 (P)	220,672	214,774
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3,
Class A4 5.414%, 07/12/2046 (P)	441,873	443,485
Morgan Stanley Capital I Trust,
Series 2014-150E, Class F
4.295%, 09/09/2032 (P)(S)	695,000	595,529
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
2.652%, 10/25/2034 (P)	313,359	306,095
Series 2004-9, Class 1A,
5.595%, 11/25/2034 (P)	237,471	243,306
Opteum Mortgage
Acceptance Corp. Trust, Series 2005-4,
Class 1APT 0.743%, 11/25/2035 (P)	317,134	294,419
Queens Center Mortgage Trust,
Series 2013-QCA, Class D
3.474%, 01/11/2037 (P)(S)	540,000	504,414
SFAVE Commercial Mortgage
Securities Trust, Series 2015-5AVE,
Class D 4.388%, 01/05/2035 (P)(S)	635,000	478,554
Structured Asset Securities Corp.,
Series 2003-7A, Class 3A6
2.604%, 12/25/2033 (P)	316,350	309,049
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 1A1
2.393%, 09/25/2037 (P)	914,376	865,817
WaMu Mortgage Pass
Through Certificates
Series 2004-AR14, Class A1,
2.584%, 01/25/2035 (P)	440,249	438,835
Series 2005-AR19, Class A1A2,
0.723%, 12/25/2045 (P)	534,540	456,551
Series 2005-AR2, Class 2A1B,
0.803%, 01/25/2045 (P)	612,774	548,371
Series 2005-AR2, Class 2A2B,
0.813%, 01/25/2045 (P)	423,301	379,190
Series 2005-AR3, Class A2,
2.800%, 03/25/2035 (P)	432,693	429,294
Series 2005-AR6, Class 2A1A,
0.663%, 04/25/2045 (P)	908,779	841,941
Series 2005-AR8, Class 2AB2,
0.853%, 07/25/2045 (P)	487,310	427,426
Series 2005-AR8, Class 2AB3,
0.793%, 07/25/2045 (P)	476,962	415,791
Wells Fargo Commercial Mortgage Trust,
Series 2013-BTC, Class E
3.550%, 04/16/2035 (P)(S)	380,000	345,891
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-Z,
Class 2A1 2.851%, 12/25/2034 (P)	392,077	388,874

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 0.4%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2,
2.083%, 04/25/2024 (P)	$450,000	$445,042
Series 2015-DNA1, Class M2,
2.283%, 10/25/2027 (P)	365,000	361,005
Series 2015-DNA1, Class M3,
3.733%, 10/25/2027 (P)	300,000	284,608
Series 292, Class IO,
3.500%, 11/15/2027	913,377	103,440
Series 304, Class C42 IO,
4.000%, 12/15/2027	1,256,618	122,882
Federal National Mortgage Association
Series 2012-118, Class AI IO,
3.500%, 11/25/2037	1,343,798	144,780
Series 2013-39, Class KI IO,
4.000%, 05/25/2028	1,738,171	197,058
Series 2014-C02, Class 1M1,
1.383%, 05/25/2024 (P)	249,174	245,924
Series 402, Class 3 IO,
4.000%, 11/25/2039	229,289	34,615
Series 402, Class 4 IO,
4.000%, 10/25/2039	223,616	33,774
Series 402, Class 7 IO,
4.500%, 11/25/2039	248,513	38,522
Series 406, Class 3 IO,
4.000%, 01/25/2041	235,533	38,675
Series 407, Class 4 IO,
4.500%, 03/25/2041	421,946	71,017
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,019,930	192,232
Series 407, Class 8 IO,
5.000%, 03/25/2041	521,720	99,864
		2,413,438
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $32,456,724)		$33,265,011

ASSET BACKED SECURITIES - 5.0%
Accredited Mortgage Loan Trust,
Series 2005-2ACCR, Class M2
0.873%, 07/25/2035	295,000	284,782
Aegis Asset Backed Securities Trust,
Series 2005-2, Class M2
0.873%, 06/25/2035 (P)	305,000	280,494
American Express Credit
Account Master Trust
Series 2014-4, Class A,
1.430%, 06/15/2020	900,000	904,522
Series 2014-3, Class A,
1.490%, 04/15/2020	1,070,000	1,076,200
American Tower Trust I, Series 13,
Class 1A 1.551%, 03/15/2043 (S)	1,490,000	1,488,900
Applebee’s Funding LLC, Series 2014-1,
Class A2 4.277%, 09/05/2044 (S)	2,478,000	2,468,252
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.673%, 07/25/2036 (P)(S)	655,074	612,290
Chase Issuance Trust, Series 2015-A7,
Class A7 1.620%, 07/15/2020	430,000	433,515
Citibank Credit Card Issuance Trust,
Series 2007-A8, Class A8
5.650%, 09/20/2019	700,000	744,672
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	2,740,850	2,737,460
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	3,158,100	3,088,622
Discover Card Execution Note Trust,
Series 2014-A3, Class A3
1.220%, 10/15/2019	845,000	846,583
Discover Card Master Trust,
Series 2007-A1, Class A1
5.650%, 03/16/2020	955,000	1,016,172
Domino’s Pizza Master Issuer LLC,
Series 2015-1A, Class A2II
4.474%, 10/25/2045 (S)	2,498,738	2,417,919
Driven Brands Funding LLC,
Series 2015-1A, Class A2
5.216%, 07/20/2045 (S)	483,788	476,104
First Frankin Mortgage Loan Trust,
Series 2005-FF7, Class M2
0.903%, 07/25/2035 (P)	665,000	640,950
Ford Credit Auto Owner Trust,
Series 2014-C, Class A3
1.060%, 05/15/2019	545,000	544,771
GSAA Home Equity Trust,
Series 2005-MTR1, Class A4
0.803%, 10/25/2035 (P)	932,154	864,424
Home Equity Asset Trust, Series 2003-1,
Class M1 1.933%, 06/25/2033 (P)	204,291	195,681
Honda Auto Receivables Owner,
Series 2015-4, Class A3
1.230%, 09/23/2019	1,060,000	1,060,693
Hyundai Auto Receivables Trust,
Series 2016-A, Class A2A
1.210%, 06/17/2019	2,230,000	2,229,589
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
1.108%, 03/25/2035 (P)	760,000	698,711
Nissan Auto Receivables Owner,
Series 2015-C, Class A3
1.370%, 05/15/2020	1,020,000	1,022,744
RASC Series Trust, Series 2005-KS7,
Class M4 1.013%, 08/25/2035 (P)	340,000	320,444
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.733%, 12/25/2036 (P)	535,000	518,069
Structured Asset Investment Loan Trust,
Series 2005-2, Class M2
1.168%, 03/25/2035 (P)	900,000	838,094
Wendys Funding LLC, Series 2015-1A,
Class A2II 4.080%, 06/15/2045 (S)	2,149,200	2,102,476
TOTAL ASSET BACKED SECURITIES (Cost $30,242,766)		$29,913,133

MUNICIPAL BONDS - 5.8%
City of Houston (Texas)
6.290%, 03/01/2032	1,905,000	2,373,173
City of Seattle (Washington)
4.050%, 01/01/2041	1,735,000	1,776,241
City Public Service Board of San Antonio
(Texas)
5.985%, 02/01/2039	640,000	855,200
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
2.995%, 07/01/2020	1,735,000	1,793,504

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
Florida State Board of Administration
Finance Corp.
2.638%, 07/01/2021	$2,215,000	$2,257,905
Kansas Development Finance Authority
3.941%, 04/15/2026	1,470,000	1,518,172
4.091%, 04/15/2027	1,305,000	1,365,356
Port of Morrow (Oregon)
3.521%, 09/01/2027	620,000	661,435
Princeton University (New Jersey)
5.700%, 03/01/2039	1,115,000	1,523,614
State of Colorado
6.817%, 03/15/2028	450,000	602,402
State of Connecticut
5.090%, 10/01/2030	780,000	905,736
State of Georgia
4.150%, 02/01/2035	445,000	471,170
4.503%, 11/01/2025	670,000	765,187
State of Hawaii
5.330%, 02/01/2026	835,000	998,794
State of Maryland
4.400%, 03/01/2023	760,000	881,022
State of Michigan
3.500%, 05/15/2030	440,000	445,812
State of Texas
3.738%, 10/01/2031	740,000	755,873
3.838%, 10/01/2032	1,340,000	1,370,244
5.517%, 04/01/2039	1,200,000	1,581,612
State of Utah
4.554%, 07/01/2024	845,000	977,648
State of Washington
1.710%, 08/01/2020	715,000	726,226
State of Wisconsin
5.550%, 05/01/2029	560,000	639,979
Texas Transportation Commission State
Highway Fund
5.028%, 04/01/2026	850,000	1,005,686
The George Washington University
(District of Columbia)
4.868%, 09/15/2045	1,733,000	1,947,738
University of Houston (Texas)
2.800%, 02/15/2024	605,000	633,453
2.860%, 02/15/2026	600,000	611,532
3.060%, 02/15/2027	290,000	294,959
University of Texas
3.780%, 07/01/2045	1,505,000	1,604,947
3.852%, 08/15/2046	1,170,000	1,263,986
Virginia Housing Development Authority
3.250%, 06/25/2042	962,862	964,604
Virginia Public Building Authority
5.250%, 08/01/2025	890,000	1,089,618
TOTAL MUNICIPAL BONDS (Cost $33,826,845)		$34,662,828

COMMON STOCKS - 2.9%
Consumer discretionary - 0.0%
Vertis Holdings, Inc. (I)	8,371	$0
Financials - 2.8%
American Express Company	6,645	408,003
BankUnited, Inc.	15,724	541,535
Capital One Financial Corp.	21,545	1,493,284
Comerica, Inc.	24,297	920,127
Commerce Bancshares, Inc.	23,579	1,059,876
Cullen/Frost Bankers, Inc.	7,241	399,052
First Financial Bancorp	32,698	594,450
First Republic Bank	10,630	708,383
Glacier Bancorp, Inc.	21,152	537,684
Investors Bancorp, Inc.	73,647	857,251
MB Financial, Inc.	15,567	505,149
Oritani Financial Corp.	35,820	607,865
Park National Corp.	7,109	639,810
Prosperity Bancshares, Inc.	19,793	918,197
SunTrust Banks, Inc.	42,025	1,516,262
SVB Financial Group (I)	4,564	465,756
Synovus Financial Corp.	37,548	1,085,513
TCF Financial Corp.	63,800	782,188
The PNC Financial Services Group, Inc.	18,510	1,565,391
Union Bankshares Corp.	50,073	1,233,298
		16,839,074
Industrials - 0.1%
HC2 Holdings, Inc. (I)	88,710	338,872
TOTAL COMMON STOCKS (Cost $16,888,886)		$17,177,946

PREFERRED SECURITIES - 7.2%
Consumer staples - 0.7%
Post Holdings, Inc., 5.250%	14,805	1,859,064
Tyson Foods, Inc., 4.750%	31,528	2,348,205
		4,207,269
Financials - 4.5%
American Tower Corp., 5.250%	13,535	1,423,882
Colony Capital, Inc., 7.125%	19,975	441,048
Crown Castle International Corp., 4.500%	22,754	2,439,229
First Republic Bank, 5.500%	22,976	574,630
First Tennessee Bank NA, 3.750% (S)	2,315	1,513,721
HSBC USA, Inc., 3.500%	45,001	1,027,823
Huntington Bancshares, Inc., 8.500%	1,305	1,774,800
M&T Bank Corp., Series A, 6.375%	1,540	1,570,800
Regions Financial Corp., 6.375%	49,955	1,296,332
SunTrust Banks, Inc., 4.000%	42,525	1,021,876
The Hartford Financial Services
Group, Inc. (7.875% to 04/15/2022,
then 3 month LIBOR + 5.596%)	50,575	1,578,952
U.S. Bancorp, 3.500%	2,531	2,015,942
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	64,350	1,893,177
Valley National Bancorp (6.250% to
06/30/2025, then
3 month LIBOR + 3.850%)	26,533	732,841
Wells Fargo & Company (5.850% to
09/15/2023, then
3 month LIBOR + 3.090%)	27,605	727,668
Wells Fargo & Company (6.625% to
03/15/2024, then
3 month LIBOR + 3.690%)	36,031	1,056,789
Welltower, Inc., 6.500%	8,000	496,800
Weyerhaeuser Company, 6.375%	63,700	3,256,344
Zions Bancorporation, 7.900%	43,550	1,178,899
Zions Bancorporation (6.950% to
09/15/2023, then
3 month LIBOR + 3.890%)	22,575	659,642
		26,681,195
Utilities - 2.0%
Dominion Resources, Inc., 6.000%	38,600	2,247,678
Dominion Resources, Inc., 6.375%	47,070	2,367,621
Exelon Corp., 6.500%	56,187	2,766,086

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Utilities (continued)
Integrys Energy Group, Inc. (6.000% to
08/01/2023, then
3 month LIBOR + 3.220%)	18,656	$496,250
NextEra Energy, Inc., 6.371%	32,765	2,000,303
SCE Trust I, 5.625%	22,260	567,853
The Laclede Group, Inc., 6.750%	29,900	1,798,186
		12,243,977
TOTAL PREFERRED SECURITIES (Cost $40,480,027)		$43,132,441

PURCHASED OPTIONS - 0.3%
Call options - 0.1%
Over the Counter Option on the USD vs.
CAD (Expiration Date: 12/08/2017;
Strike Price: $1.25; Counterparty: RBC
Dominion Securities, Inc.) (I)	12,490,000	434,340
Put options - 0.2%
Over the Counter Option on the EUR vs.
CAD (Expiration Date: 09/26/2016;
Strike Price: EUR 1.39; Counterparty:
US Bank NA) (I)	16,805,000	178,699
Over the Counter Option on the EUR vs.
GBP (Expiration Date: 07/18/2016;
Strike Price: EUR 0.65; Counterparty:
Bank of America International) (I)	8,395,000	506
Over the Counter Option on the EUR vs.
GBP (Expiration Date: 07/20/2016;
Strike Price: EUR 0.65; Counterparty:
Bank of America International) (I)	8,405,000	555
Over the Counter Option on the EUR vs.
JPY (Expiration Date: 11/01/2016;
Strike Price: EUR 119.40;
Counterparty: Standard
Chartered Bank) (I)	16,055,000	239,780
Over the Counter Option on the EUR vs.
SEK (Expiration Date: 11/02/2016;
Strike Price: EUR 9.00; Counterparty:
Goldman Sachs & Company) (I)	8,010,000	111,025
Over the Counter Option on the EUR vs.
USD (Expiration Date: 02/06/2017;
Strike Price: EUR 1.03; Counterparty:
Goldman Sachs & Company) (I)	12,750,000	122,377
Over the Counter Option on the EUR vs.
USD (Expiration Date: 11/10/2016;
Strike Price: EUR 0.95; Counterparty:
Deutsche Bank Securities) (I)	17,950,000	31,863
Over the Counter Option on the USD vs.
CAD (Expiration Date: 01/18/2018;
Strike Price: $1.28; Counterparty: RBC
Dominion Securities, Inc.) (I)	11,040,000	524,444
Over the Counter Option on the USD vs.
CAD (Expiration Date: 11/03/2017;
Strike Price: $1.18; Counterparty: RBC
Dominion Securities, Inc.) (I)	21,000,000	349,734
Over the Counter Option on the USD vs.
EUR (Expiration Date: 09/06/2016;
Strike Price: EUR 0.90; Counterparty:
Royal Bank of Scotland) (I)	25,110,000	5,800
		1,564,783
TOTAL PURCHASED OPTIONS (Cost $1,999,721)		$1,999,123

SHORT-TERM INVESTMENTS - 1.2%
Repurchase agreement - 1.2%
Barclays Tri-Party Repurchase Agreement
dated 03/31/2016 at 0.300% to be
repurchased at $3,703,031 on
04/01/2016, collateralized by
$2,764,100 U.S. Treasury Bonds,
4.500% due 08/15/2039 (valued at
$3,777,146, including interest)	$3,703,000	$3,703,000
Repurchase Agreement with State
Street Corp. dated 03/31/2016 at
0.030% to be repurchased at $3,617,003
on 04/01/2016, collateralized by
$3,645,000 Federal Home Loan Bank,
1.250% due 06/08/2018 (valued at
$3,690,563, including interest)	3,617,000	3,617,000
		7,320,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,320,000)		$7,320,000
Total Investments (Strategic Income Opportunities Trust)
(Cost $576,788,260) - 97.0%		$580,332,101
Other assets and liabilities, net - 3.0%		17,807,468
TOTAL NET ASSETS - 100.0%		$598,139,569

Total Bond Market Trust B

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 65.5%
U.S. Government - 36.9%
U.S. Treasury Bonds
3.000%, 11/15/2045	$15,120,000	$16,329,010
4.250%, 05/15/2039 to 11/15/2040	3,310,000	4,382,768
4.375%, 05/15/2041	1,830,000	2,472,217
4.625%, 02/15/2040	5,000,000	6,965,820
4.750%, 02/15/2041	2,000,000	2,842,188
7.875%, 02/15/2021	3,400,000	4,463,163
8.125%, 08/15/2021	1,400,000	1,893,391
8.750%, 08/15/2020	5,750,000	7,606,399
U.S. Treasury Notes
0.625%, 05/31/2017 to 04/30/2018	12,600,000	12,576,799
0.750%, 12/31/2017	3,700,000	3,701,302
0.875%, 04/30/2017	5,000,000	5,011,915
1.000%, 03/31/2017	1,000,000	1,003,633
1.250%, 04/30/2019 to 01/31/2020	2,000,000	2,018,007
1.375%, 09/30/2018 to 10/31/2020	31,400,000	31,667,817
1.500%, 12/31/2018 to 03/31/2019	18,200,000	18,533,374
1.625%, 06/30/2019 to 02/15/2026	49,135,000	49,506,872
1.750%, 09/30/2019	7,000,000	7,182,931
1.875%, 08/31/2017	2,000,000	2,033,124
2.000%, 11/15/2021 to 02/15/2022	4,250,000	4,396,562
2.750%, 02/15/2019	7,000,000	7,377,888
3.125%, 05/15/2021	4,400,000	4,806,314
4.250%, 11/15/2017	7,300,000	7,712,333
		204,483,827
U.S. Government Agency - 28.6%
Federal Home Loan Bank
0.875%, 05/24/2017	1,000,000	1,002,130
5.500%, 07/15/2036	190,000	261,832

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	$1,500,000	$1,574,696
2.618%, 08/01/2037 (P)	634,276	669,553
3.000%, 10/01/2042	3,061,547	3,142,563
3.160%, 02/01/2037 (P)	312,183	331,780
3.500%, 12/01/2025 to 03/01/2045	6,943,983	7,314,157
4.000%, 02/01/2024 to 12/01/2040	2,263,518	2,423,911
4.500%, 05/01/2024 to 11/01/2041	4,046,793	4,411,853
5.000%, 06/01/2023 to 10/01/2040	1,027,671	1,137,833
5.500%, 08/23/2017 to 01/01/2039	2,856,244	3,123,892
6.000%, 06/01/2022 to 10/01/2038	671,339	766,615
6.250%, 07/15/2032	450,000	658,031
6.500%, 07/01/2016 to 09/01/2038	202,642	235,866
6.750%, 09/15/2029	1,200,000	1,798,357
7.000%, 04/01/2029 to 10/01/2038	148,496	175,189
7.500%, 09/01/2030 to 03/01/2032	15,401	18,619
8.000%, 02/01/2030	1,878	2,315
Federal National Mortgage Association
2.007%, 07/01/2034 (P)	329,418	338,996
2.208%, 01/01/2035 (P)	649,701	672,446
2.440%, 09/01/2037 (P)	285,391	299,385
2.463%, 04/01/2037 (P)	852,160	902,237
2.500%, 05/01/2028	1,865,739	1,925,155
2.501%, 05/01/2036 (P)	157,965	166,918
2.625%, 09/06/2024	1,000,000	1,056,385
2.700%, 04/01/2036 (P)	107,053	113,675
2.707%, 10/01/2037 (P)	99,811	105,805
3.000%, TBA (C)	11,400,000	11,694,990
3.000%, 01/01/2027 to 04/01/2043	12,039,726	12,493,609
3.500%, TBA (C)	3,000,000	3,145,788
3.500%, 12/01/2025 to 08/01/2045	25,346,100	26,677,879
4.000%, 08/01/2020 to 12/01/2042	10,124,677	10,847,149
4.500%, 06/01/2018 to 06/01/2041	5,564,363	6,043,916
5.000%, 12/01/2018 to 07/01/2039	2,907,753	3,211,571
5.500%, 08/01/2017 to 11/01/2038	1,966,719	2,198,791
6.000%, 01/01/2021 to 08/01/2038	1,420,733	1,618,369
6.500%, 07/01/2016 to 12/01/2037	335,011	390,888
7.000%, 02/01/2031 to 10/01/2038	125,957	148,578
7.125%, 01/15/2030	209,000	320,131
7.250%, 05/15/2030	1,450,000	2,250,748
7.500%, 09/01/2030 to 08/01/2031	30,488	36,844
8.000%, 08/01/2030 to 09/01/2031	9,139	11,163
8.500%, 09/01/2030	1,272	1,588
Government National Mortgage Association
3.000%, TBA (C)	5,000,000	5,175,000
3.000%, 08/15/2043	2,736,314	2,837,964
3.500%, TBA (C)	2,800,000	2,956,550
3.500%, 01/15/2043 to 07/20/2045	11,842,043	12,548,028
4.000%, 11/15/2026 to 08/20/2045	8,727,800	9,346,362
4.500%, 05/15/2019 to 10/20/2040	3,005,846	3,267,808
5.000%, 05/15/2018 to 07/20/2040	2,582,152	2,878,116
5.500%, 08/15/2023 to 09/20/2039	963,178	1,078,495
6.000%, 04/15/2017 to 10/15/2038	612,416	704,908
6.500%, 05/15/2028 to 12/15/2038	322,697	378,319
7.000%, 08/15/2029 to 05/15/2032	58,511	70,424
7.500%, 08/15/2029 to 01/15/2031	16,128	19,559
8.000%, 04/15/2031	8,523	10,588
8.500%, 09/15/2030	5,709	7,181
9.000%, 01/15/2031	1,410	1,773
Tennessee Valley Authority
3.875%, 02/15/2021	700,000	778,823
The Financing Corp. 8.600%, 09/26/2019	675,000	847,965
		158,630,059
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $351,832,309)		$363,113,886

FOREIGN GOVERNMENT
OBLIGATIONS - 2.7%
Brazil - 0.3%
Federative Republic of Brazil
4.250%, 01/07/2025	1,612,000	1,476,592
5.875%, 01/15/2019	105,000	113,400
		1,589,992
Canada - 0.7%
Government of Canada
0.875%, 02/14/2017	250,000	250,368
Province of British Columbia
6.500%, 01/15/2026	490,000	661,574
Province of Manitoba
9.625%, 12/01/2018	300,000	360,525
Province of New Brunswick
5.200%, 02/21/2017	380,000	393,911
Province of Nova Scotia
5.125%, 01/26/2017	455,000	470,187
Province of Ontario
1.100%, 10/25/2017	1,000,000	1,001,475
Province of Quebec
7.125%, 02/09/2024	150,000	196,876
7.500%, 07/15/2023	410,000	547,860
		3,882,776
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020	510,000	552,585
Colombia - 0.1%
Republic of Colombia
4.375%, 07/12/2021	550,000	573,375
Israel - 0.2%
Government of Israel
5.125%, 03/26/2019	530,000	583,668
5.500%, 09/18/2023	455,000	560,837
		1,144,505
Italy - 0.1%
Republic of Italy
6.875%, 09/27/2023	300,000	377,302
Japan - 0.2%
Japan Bank for International Cooperation
2.250%, 07/13/2016	1,250,000	1,255,065
Mexico - 0.3%
Government of Mexico
5.950%, 03/19/2019	415,000	462,725
6.050%, 01/11/2040	930,000	1,090,425
		1,553,150
Panama - 0.1%
Republic of Panama
6.700%, 01/26/2036	370,000	471,750
Peru - 0.1%
Republic of Peru
6.550%, 03/14/2037	250,000	311,250

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Peru (continued)
Republic of Peru (continued)
7.125%, 03/30/2019	$120,000	$137,820
		449,070
Philippines - 0.2%
Republic of Philippines
4.000%, 01/15/2021	1,000,000	1,097,896
Poland - 0.0%
Republic of Poland
6.375%, 07/15/2019	110,000	125,057
South Africa - 0.1%
Republic of South Africa
5.500%, 03/09/2020	740,000	783,549
Turkey - 0.2%
Republic of Turkey
6.000%, 01/14/2041	400,000	431,376
6.250%, 09/26/2022	400,000	444,800
7.500%, 07/14/2017	400,000	426,877
		1,303,053
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $14,796,792)		$15,159,125

CORPORATE BONDS - 26.1%
Consumer discretionary - 2.7%
21st Century Fox America, Inc.
6.650%, 11/15/2037	440,000	547,984
American Honda Finance Corp.
1.073%, 09/20/2017 (P)	470,000	470,877
2.150%, 03/13/2020	250,000	253,597
2.450%, 09/24/2020	470,000	484,532
Brinker International, Inc.
3.875%, 05/15/2023	250,000	245,576
CBS Corp.
4.300%, 02/15/2021	150,000	162,403
Comcast Corp.
5.700%, 07/01/2019	310,000	352,059
6.500%, 11/15/2035	255,000	338,507
Cox Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	146,771
Discovery Communications LLC
5.625%, 08/15/2019	250,000	274,696
Ford Motor Credit Company LLC
5.000%, 05/15/2018	1,040,000	1,098,298
General Motors Financial Company, Inc.
5.250%, 03/01/2026	650,000	682,124
Grupo Televisa SAB
6.625%, 01/15/2040	220,000	241,685
Hyatt Hotels Corp.
3.375%, 07/15/2023	250,000	244,978
Johnson Controls, Inc.
5.700%, 03/01/2041	150,000	162,824
Lowe’s Companies, Inc.
3.375%, 09/15/2025	460,000	493,440
5.800%, 10/15/2036	140,000	174,634
6.100%, 09/15/2017	180,000	192,969
McDonald’s Corp.
3.625%, 05/20/2021	250,000	268,460
5.000%, 02/01/2019	228,000	249,668
NBCUniversal Media LLC
5.150%, 04/30/2020	230,000	261,559
Newell Rubbermaid, Inc.
2.150%, 10/15/2018	250,000	250,040
3.900%, 11/01/2025	250,000	248,436
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	300,000	328,269
Target Corp.
6.500%, 10/15/2037	288,000	399,438
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	148,111
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	413,884
3.350%, 09/15/2025	752,000	815,253
4.250%, 04/01/2046	390,000	429,229
5.875%, 12/16/2036	280,000	364,429
The Walt Disney Company
1.500%, 09/17/2018	500,000	506,931
3.150%, 09/17/2025	500,000	537,354
5.625%, 09/15/2016	340,000	347,546
Thomson Reuters Corp.
4.500%, 05/23/2043	250,000	228,740
Time Warner Cable, Inc.
4.125%, 02/15/2021	60,000	63,422
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	108,395
7.570%, 02/01/2024	240,000	302,046
Time Warner Entertainment Company LP
8.375%, 07/15/2033	525,000	667,064
Time Warner, Inc.
4.850%, 07/15/2045	500,000	508,780
7.625%, 04/15/2031	285,000	363,987
Toyota Motor Credit Corp.
3.400%, 09/15/2021	320,000	343,832
Viacom, Inc.
4.500%, 03/01/2021	120,000	129,401
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	60,000	60,000
		14,912,228
Consumer staples - 1.7%
Altria Group, Inc.
9.250%, 08/06/2019	105,000	129,767
9.950%, 11/10/2038	17,000	29,902
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026	500,000	525,825
4.900%, 02/01/2046	500,000	558,666
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	460,000	542,972
7.750%, 01/15/2019	335,000	390,514
Bottling Group LLC
5.125%, 01/15/2019	105,000	116,106
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	160,000	185,892
Campbell Soup Company
4.500%, 02/15/2019	300,000	323,720
ConAgra Foods, Inc.
5.819%, 06/15/2017	38,000	39,907
7.000%, 04/15/2019	24,000	27,255
9.750%, 03/01/2021	175,000	224,557
CVS Health Corp.
3.875%, 07/20/2025	650,000	701,737
4.125%, 05/15/2021	60,000	65,653
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	85,058	107,377

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Diageo Capital PLC
4.828%, 07/15/2020	$95,000	$106,977
Edgewell Personal Care Company
4.700%, 05/19/2021	250,000	265,311
General Mills, Inc.
5.650%, 02/15/2019	315,000	350,202
Kellogg Company
4.150%, 11/15/2019	30,000	32,323
Kimberly-Clark Corp.
7.500%, 11/01/2018	250,000	289,029
Kraft Heinz Foods Company
6.125%, 08/23/2018	66,000	72,755
6.875%, 01/26/2039	40,000	51,114
PepsiCo, Inc.
4.000%, 03/05/2042	270,000	279,373
5.500%, 01/15/2040	280,000	343,975
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	274,299
4.125%, 05/17/2021	320,000	355,414
Reynolds American, Inc.
3.250%, 11/01/2022	270,000	283,752
Safeway, Inc.
6.350%, 08/15/2017	27,000	27,540
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	250,000	238,147
The Clorox Company
5.950%, 10/15/2017	295,000	315,672
The Coca-Cola Company
3.150%, 11/15/2020	560,000	601,740
The Kroger Company
6.400%, 08/15/2017	370,000	395,462
The Procter & Gamble Company
5.500%, 02/01/2034	50,000	62,334
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	108,486
6.200%, 04/15/2038	125,000	169,205
7.550%, 02/15/2030	410,000	611,929
Walgreen Company
5.250%, 01/15/2019	84,000	90,954
		9,295,843
Energy - 2.7%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	280,000	279,798
Apache Corp.
3.625%, 02/01/2021	250,000	249,187
BP Capital Markets PLC
1.375%, 11/06/2017	500,000	498,424
2.750%, 05/10/2023	250,000	245,294
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	290,000	266,806
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	40,149
Chevron Corp.
1.961%, 03/03/2020	850,000	861,725
4.950%, 03/03/2019	90,000	98,811
ConocoPhillips
5.750%, 02/01/2019	100,000	108,513
DCP Midstream LLC
9.750%, 03/15/2019 (S)	95,000	93,097
Devon Energy Corp.
5.000%, 06/15/2045	485,000	362,074
Devon Financing Corp. LLC
7.875%, 09/30/2031	170,000	166,725
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	139,769
Encana Corp.
6.500%, 08/15/2034	270,000	229,035
Energy Transfer Partners LP
6.125%, 12/15/2045	350,000	314,220
6.500%, 02/01/2042	50,000	46,014
6.700%, 07/01/2018	250,000	262,328
Ensco PLC
4.700%, 03/15/2021	360,000	250,524
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	259,684
6.875%, 03/01/2033	130,000	147,331
EOG Resources, Inc.
4.100%, 02/01/2021	300,000	317,306
Exxon Mobil Corp.
2.397%, 03/06/2022	750,000	760,115
Halliburton Company
6.150%, 09/15/2019	360,000	407,073
Hess Corp.
8.125%, 02/15/2019	280,000	306,889
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	60,000	56,890
6.500%, 09/01/2039	180,000	170,432
9.000%, 02/01/2019	60,000	68,106
Kinder Morgan, Inc.
5.550%, 06/01/2045	375,000	333,355
Magellan Midstream Partners LP
6.550%, 07/15/2019	180,000	200,971
Marathon Oil Corp.
3.850%, 06/01/2025	500,000	406,472
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	106,162
Nexen Energy ULC
6.200%, 07/30/2019	120,000	132,503
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	24,500
Occidental Petroleum Corp.
4.100%, 02/01/2021	300,000	324,216
ONEOK Partners LP
6.650%, 10/01/2036	268,000	249,341
Petro-Canada
5.950%, 05/15/2035	235,000	238,734
6.050%, 05/15/2018	125,000	132,220
Petrobras Global Finance BV
4.375%, 05/20/2023	365,000	266,341
5.375%, 01/27/2021	400,000	328,380
6.750%, 01/27/2041	80,000	57,000
8.375%, 12/10/2018	90,000	89,550
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	490,125
5.500%, 01/21/2021	320,000	332,000
6.625%, 06/15/2035	230,000	220,800
Plains All American Pipeline LP
8.750%, 05/01/2019	60,000	66,341
Repsol Oil & Gas Canada, Inc.
3.750%, 02/01/2021	60,000	55,876
7.750%, 06/01/2019	150,000	155,020
Shell International Finance BV
0.900%, 11/15/2016	500,000	500,732
6.375%, 12/15/2038	90,000	110,213
Southern Natural Gas Company LLC
4.400%, 06/15/2021	250,000	245,939

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Statoil ASA
1.800%, 11/23/2016	$580,000	$583,185
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	170,000	151,840
The Williams Companies, Inc.
7.875%, 09/01/2021	190,000	175,700
Tosco Corp.
8.125%, 02/15/2030	383,000	471,859
Total Capital SA
4.125%, 01/28/2021	40,000	42,748
4.250%, 12/15/2021	60,000	65,037
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	405,000	414,084
Valero Energy Corp.
6.125%, 06/15/2017	345,000	360,030
7.500%, 04/15/2032	270,000	309,598
Weatherford International, Ltd.
6.000%, 03/15/2018	185,000	178,525
Williams Partners LP
5.250%, 03/15/2020	400,000	383,452
		15,209,168
Financials - 8.5%
AEGON Funding Company LLC
5.750%, 12/15/2020	165,000	190,653
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	325,000	331,234
American Express Company
2.650%, 12/02/2022	345,000	344,017
American Express Credit Corp.
2.800%, 09/19/2016	400,000	403,413
American International Group, Inc.
6.250%, 05/01/2036	430,000	499,087
American Tower Corp.
4.500%, 01/15/2018	310,000	323,053
Asian Development Bank
5.593%, 07/16/2018	590,000	647,847
Bank of America Corp.
2.000%, 01/11/2018	500,000	502,113
2.625%, 10/19/2020	400,000	402,956
3.875%, 08/01/2025	400,000	416,168
5.000%, 05/13/2021	820,000	910,072
5.650%, 05/01/2018	500,000	536,801
5.875%, 01/05/2021	350,000	400,378
6.500%, 08/01/2016	80,000	81,377
6.875%, 04/25/2018 to 11/15/2018	397,000	438,461
7.750%, 05/14/2038	480,000	655,869
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	66,779
5.400%, 05/15/2018	105,000	114,489
Boston Properties LP
4.125%, 05/15/2021	300,000	321,623
Capital One Bank USA NA
3.375%, 02/15/2023	360,000	362,886
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	1,980,810
Citigroup, Inc.
2.400%, 02/18/2020	1,500,000	1,504,286
5.500%, 09/13/2025	400,000	437,908
CNA Financial Corp.
7.350%, 11/15/2019	280,000	323,281
Credit Suisse AG
3.000%, 10/29/2021	750,000	765,408
Discover Financial Services
5.200%, 04/27/2022	120,000	128,349
Essex Portfolio LP
5.200%, 03/15/2021	60,000	66,835
European Bank for Reconstruction &
Development
1.000%, 09/17/2018	500,000	499,406
European Investment Bank
1.750%, 06/17/2019	1,750,000	1,781,248
2.875%, 09/15/2020	700,000	743,352
4.875%, 01/17/2017	200,000	206,377
Fifth Third Bancorp
5.450%, 01/15/2017	300,000	307,344
GE Capital International Funding Company
0.964%, 04/15/2016 (S)	761,000	761,042
4.418%, 11/15/2035 (S)	822,000	889,637
HCP, Inc.
3.875%, 08/15/2024	400,000	386,212
HSBC Holdings PLC
6.500%, 09/15/2037	660,000	775,345
HSBC USA, Inc.
2.350%, 03/05/2020	1,000,000	990,194
Inter-American Development Bank
1.875%, 03/15/2021	1,100,000	1,118,538
7.000%, 06/15/2025	325,000	448,725
International Bank for Reconstruction
& Development
1.000%, 09/15/2016	500,000	501,714
2.125%, 11/01/2020	1,300,000	1,340,053
8.625%, 10/15/2016	100,000	103,998
International Finance Corp.
0.875%, 06/15/2018	600,000	598,933
Jefferies Group LLC
5.125%, 04/13/2018	330,000	342,059
JPMorgan Chase & Co.
3.375%, 05/01/2023	500,000	502,248
3.875%, 02/01/2024	1,300,000	1,385,670
4.350%, 08/15/2021	710,000	776,981
6.400%, 05/15/2038	125,000	166,072
KeyCorp
5.100%, 03/24/2021	250,000	276,776
KFW
1.000%, 06/11/2018	500,000	499,570
1.875%, 04/01/2019	1,000,000	1,021,286
4.375%, 03/15/2018	360,000	383,648
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	69,090
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	77,631
Lincoln National Corp.
7.000%, 06/15/2040	150,000	183,013
MetLife, Inc.
6.750%, 06/01/2016	150,000	151,439
6.817%, 08/15/2018	190,000	211,916
Moody’s Corp.
5.500%, 09/01/2020	60,000	67,327
Morgan Stanley
2.650%, 01/27/2020	300,000	304,544
2.800%, 06/16/2020	485,000	494,156
4.100%, 05/22/2023	750,000	773,703
5.950%, 12/28/2017	435,000	465,588
6.625%, 04/01/2018	503,000	549,609
7.300%, 05/13/2019	110,000	126,625

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MUFG Union Bank NA
5.950%, 05/11/2016	$250,000	$251,236
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	180,000	219,543
Northern Trust Corp.
3.450%, 11/04/2020	300,000	319,751
PartnerRe Finance A LLC
6.875%, 06/01/2018	250,000	273,408
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	66,068
Plum Creek Timberlands LP
4.700%, 03/15/2021	150,000	160,880
PNC Funding Corp.
5.625%, 02/01/2017	310,000	320,645
6.700%, 06/10/2019	310,000	354,573
Prudential Financial, Inc.
5.375%, 06/21/2020	280,000	313,501
Rabobank Nederland NV
4.500%, 01/11/2021	500,000	549,506
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	54,359
Royal Bank of Canada
2.200%, 07/27/2018	600,000	608,801
Simon Property Group LP
3.500%, 09/01/2025	441,500	464,600
5.650%, 02/01/2020	330,000	373,093
State Street Corp.
3.100%, 05/15/2023	250,000	252,513
Stifel Financial Corp.
4.250%, 07/18/2024	500,000	495,103
SunTrust Banks, Inc.
6.000%, 09/11/2017	435,000	459,976
The Bank of New York Mellon Corp.
2.450%, 11/27/2020	450,000	459,185
The Bank of Nova Scotia
2.350%, 10/21/2020	400,000	404,591
The Bear Stearns Companies LLC
7.250%, 02/01/2018	710,000	779,875
The Chubb Corp.
5.750%, 05/15/2018	275,000	302,521
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	500,000	515,861
6.125%, 02/15/2033	375,000	454,220
6.150%, 04/01/2018	735,000	795,211
7.500%, 02/15/2019	240,000	276,495
The Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	170,000	200,008
The Travelers Companies, Inc.
5.900%, 06/02/2019	310,000	350,038
6.250%, 06/20/2016	190,000	192,295
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	65,527
Ventas Realty LP
4.750%, 06/01/2021	60,000	66,017
Wells Fargo & Company
3.450%, 02/13/2023	750,000	769,364
5.375%, 02/07/2035	1,500,000	1,813,671
5.625%, 12/11/2017	185,000	198,229
Welltower, Inc.
4.950%, 01/15/2021	320,000	347,950
XLIT, Ltd.
5.750%, 10/01/2021	310,000	352,830
		47,318,666
Health care - 2.4%
Abbott Laboratories
2.950%, 03/15/2025	300,000	303,215
AbbVie, Inc.
2.900%, 11/06/2022	500,000	508,980
4.400%, 11/06/2042	260,000	262,753
Actavis Funding SCS
4.750%, 03/15/2045	960,000	1,016,941
Aetna, Inc.
3.950%, 09/01/2020	290,000	310,316
Agilent Technologies, Inc.
3.875%, 07/15/2023	250,000	261,411
Amgen, Inc.
4.400%, 05/01/2045	260,000	265,454
5.150%, 11/15/2041	100,000	110,384
5.700%, 02/01/2019	450,000	501,975
5.750%, 03/15/2040	40,000	47,121
Anthem, Inc.
4.650%, 08/15/2044	150,000	149,086
6.375%, 06/15/2037	345,000	418,283
AstraZeneca PLC
5.900%, 09/15/2017	340,000	362,892
Becton, Dickinson and Company
3.250%, 11/12/2020	300,000	313,234
Celgene Corp.
3.875%, 08/15/2025	600,000	630,837
Cigna Corp.
4.000%, 02/15/2022	280,000	297,369
Covidien International Finance SA
6.000%, 10/15/2017	360,000	386,288
Express Scripts Holding Company
6.125%, 11/15/2041	330,000	370,996
Gilead Sciences, Inc.
3.650%, 03/01/2026	600,000	638,564
4.500%, 04/01/2021	330,000	368,919
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/2038	210,000	283,889
Johnson & Johnson
2.150%, 05/15/2016	320,000	320,598
5.850%, 07/15/2038	285,000	387,880
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	280,000	303,093
Life Technologies Corp.
5.000%, 01/15/2021	310,000	338,463
McKesson Corp.
4.750%, 03/01/2021	150,000	164,103
Medtronic, Inc.
5.600%, 03/15/2019	165,000	183,440
Merck & Company, Inc.
2.750%, 02/10/2025	850,000	870,549
Mylan, Inc.
2.600%, 06/24/2018	250,000	250,126
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	88,526
Pfizer, Inc.
4.400%, 05/15/2044	264,000	298,550
Pharmacia Corp.
6.500%, 12/01/2018	335,000	379,810
Quest Diagnostics, Inc.
4.700%, 03/30/2045	500,000	484,572

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Thermo Fisher Scientific, Inc.
4.150%, 02/01/2024	$350,000	$369,093
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	53,777
5.800%, 03/15/2036	300,000	381,535
Zimmer Biomet Holdings, Inc.
4.450%, 08/15/2045	375,000	366,362
		13,049,384
Industrials - 2.0%
3M Company
3.000%, 08/07/2025	330,000	352,857
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	52,795
4.700%, 10/01/2019	250,000	276,330
Canadian Pacific Railway Company
4.450%, 03/15/2023	300,000	321,431
Caterpillar Financial Services Corp.
1.700%, 06/16/2018	485,000	488,943
Caterpillar, Inc.
3.400%, 05/15/2024	500,000	525,993
7.900%, 12/15/2018	95,000	110,614
CSX Corp.
3.350%, 11/01/2025	420,000	432,693
3.700%, 10/30/2020	270,000	286,891
7.375%, 02/01/2019	105,000	120,854
Emerson Electric Company
2.625%, 12/01/2021	250,000	256,680
4.875%, 10/15/2019	250,000	275,204
FedEx Corp.
3.875%, 08/01/2042	420,000	391,230
8.000%, 01/15/2019	50,000	58,616
Fluor Corp.
3.375%, 09/15/2021	320,000	337,988
General Electric Company
6.750%, 03/15/2032	66,000	90,185
6.875%, 01/10/2039	168,000	243,751
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	340,000	376,537
John Deere Capital Corp.
1.700%, 01/15/2020	550,000	548,865
Koninklijke Philips NV
6.875%, 03/11/2038	250,000	296,682
L-3 Communications Corp.
4.750%, 07/15/2020	150,000	157,034
Norfolk Southern Corp.
4.837%, 10/01/2041	240,000	261,446
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	159,844
Pitney Bowes, Inc.
6.250%, 03/15/2019	180,000	195,120
Precision Castparts Corp.
3.250%, 06/15/2025	500,000	521,463
Ryder System, Inc.
2.450%, 11/15/2018	250,000	252,305
Snap-on, Inc.
6.125%, 09/01/2021	310,000	369,049
The Boeing Company
1.650%, 10/30/2020	438,000	438,173
2.600%, 10/30/2025	438,000	445,559
8.750%, 09/15/2031	90,000	137,811
Tyco Electronics Group SA
6.550%, 10/01/2017	500,000	534,221
Union Pacific Corp.
3.250%, 08/15/2025	500,000	533,936
4.000%, 02/01/2021	280,000	306,664
4.050%, 11/15/2045	500,000	512,968
4.821%, 02/01/2044	285,000	320,625
United Technologies Corp.
5.375%, 12/15/2017	100,000	107,134
6.125%, 02/01/2019	245,000	275,582
		11,374,073
Information technology - 2.2%
Apple, Inc.
2.400%, 05/03/2023	800,000	805,162
3.250%, 02/23/2026	500,000	521,515
Applied Materials, Inc.
2.625%, 10/01/2020	470,000	485,776
3.900%, 10/01/2025	470,000	498,821
5.100%, 10/01/2035	470,000	511,348
Automatic Data Processing, Inc.
3.375%, 09/15/2025	752,000	804,308
Baidu, Inc.
3.000%, 06/30/2020	250,000	253,778
4.125%, 06/30/2025	250,000	260,705
Cisco Systems, Inc.
3.150%, 03/14/2017	360,000	367,887
5.900%, 02/15/2039	80,000	103,467
eBay, Inc.
3.250%, 10/15/2020	250,000	257,397
Fiserv, Inc.
2.700%, 06/01/2020	250,000	254,367
Google, Inc.
3.625%, 05/19/2021	320,000	352,507
HP, Inc.
3.750%, 12/01/2020	49,000	50,722
IBM Corp.
3.450%, 02/19/2026	500,000	525,096
4.000%, 06/20/2042	210,000	213,682
5.600%, 11/30/2039	21,000	25,920
Intel Corp.
2.700%, 12/15/2022	690,000	711,532
Leidos Holdings, Inc.
4.450%, 12/01/2020	300,000	295,503
Microsoft Corp.
2.000%, 11/03/2020	438,000	448,944
3.125%, 11/03/2025	438,000	460,153
3.750%, 05/01/2043	500,000	495,829
4.450%, 11/03/2045	438,000	484,216
Oracle Corp.
4.125%, 05/15/2045	500,000	510,996
5.750%, 04/15/2018	435,000	475,676
QUALCOMM, Inc.
3.450%, 05/20/2025	500,000	517,716
The Western Union Company
3.650%, 08/22/2018	100,000	102,636
Visa, Inc.
2.200%, 12/14/2020	463,000	474,707
3.150%, 12/14/2025	463,000	483,538
4.300%, 12/14/2045	463,000	506,683
Xerox Corp.
6.750%, 12/15/2039	60,000	54,045
		12,314,632

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials - 1.0%
Agrium, Inc.
6.750%, 01/15/2019	$350,000	$385,604
Barrick North America Finance LLC
4.400%, 05/30/2021	250,000	255,647
BHP Billiton Finance USA, Ltd.
6.500%, 04/01/2019	300,000	337,577
CRH America, Inc.
8.125%, 07/15/2018	220,000	247,750
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	191,378
Freeport-McMoRan, Inc.
3.875%, 03/15/2023	500,000	342,060
Glencore Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	105,000	106,302
Monsanto Company
2.850%, 04/15/2025	300,000	291,190
Newmont Mining Corp.
4.875%, 03/15/2042	270,000	232,171
Potash Corp. of Saskatchewan, Inc.
5.625%, 12/01/2040	150,000	168,636
PPG Industries, Inc.
3.600%, 11/15/2020	300,000	314,230
Praxair, Inc.
2.450%, 02/15/2022	240,000	247,009
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	105,052
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	270,000	263,693
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	485,000	475,640
5.200%, 11/02/2040	250,000	255,612
6.500%, 07/15/2018	70,000	76,431
Teck Resources, Ltd.
4.500%, 01/15/2021	70,000	49,000
6.250%, 07/15/2041	270,000	155,250
The Dow Chemical Company
4.375%, 11/15/2042	590,000	566,488
9.400%, 05/15/2039	130,000	196,902
Vale Overseas, Ltd.
6.875%, 11/10/2039	350,000	273,210
		5,536,832
Telecommunication services - 1.2%
America Movil SAB de CV
3.125%, 07/16/2022	500,000	513,482
5.000%, 03/30/2020	61,000	67,519
AT&T, Inc.
3.000%, 02/15/2022	500,000	510,443
4.300%, 12/15/2042	20,000	18,311
4.750%, 05/15/2046	900,000	878,162
5.150%, 03/15/2042	50,000	50,403
6.375%, 03/01/2041	360,000	419,271
British Telecommunications PLC
9.625%, 12/15/2030	190,000	297,141
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	219,001
Telefonica Emisiones SAU
7.045%, 06/20/2036	230,000	291,209
Telefonica Europe BV
8.250%, 09/15/2030	350,000	497,182
Verizon Communications, Inc.
2.625%, 02/21/2020	880,000	905,542
4.272%, 01/15/2036	458,000	455,816
4.522%, 09/15/2048	260,000	260,522
4.600%, 04/01/2021	650,000	723,135
Vodafone Group PLC
4.375%, 03/16/2021	110,000	119,957
5.450%, 06/10/2019	320,000	352,823
		6,579,919
Utilities - 1.7%
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	532,461
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	246,000	261,821
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	295,000	336,692
Constellation Energy Group, Inc.
5.150%, 12/01/2020	310,000	343,769
Dominion Resources, Inc.
5.200%, 08/15/2019	110,000	120,430
DTE Energy Company
6.350%, 06/01/2016	230,000	231,881
Duke Energy Carolinas LLC
6.000%, 01/15/2038	200,000	258,292
7.000%, 11/15/2018	290,000	331,183
Duke Energy Corp.
3.750%, 04/15/2024	500,000	522,947
4.800%, 12/15/2045	500,000	532,166
Entergy Corp.
5.125%, 09/15/2020	310,000	340,188
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	56,804
Exelon Generation Company LLC
6.250%, 10/01/2039	160,000	165,268
Florida Power & Light Company
5.650%, 02/01/2037	290,000	366,932
Georgia Power Company
5.950%, 02/01/2039	335,000	407,102
Hydro-Quebec
8.400%, 01/15/2022	250,000	330,569
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	218,736
NiSource Finance Corp.
6.800%, 01/15/2019	380,000	424,912
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	188,000	258,833
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	63,792
6.050%, 03/01/2034	260,000	331,606
PacifiCorp
6.000%, 01/15/2039	335,000	431,641
Pennsylvania Electric Company
5.200%, 04/01/2020	300,000	315,744
PPL Capital Funding, Inc.
3.400%, 06/01/2023	250,000	255,128
PPL WEM Holdings, Ltd.
5.375%, 05/01/2021 (S)	60,000	66,570
Progress Energy, Inc.
4.400%, 01/15/2021	305,000	329,448
7.050%, 03/15/2019	50,000	56,946
Public Service Electric & Gas Company
3.000%, 05/15/2025	250,000	258,333
San Diego Gas & Electric Company
6.125%, 09/15/2037	202,000	266,692

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern California Edison Company
5.350%, 07/15/2035	$130,000	$153,021
Southwestern Public Service Company
8.750%, 12/01/2018	255,000	301,102
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	52,732
8.875%, 11/15/2038	190,000	305,003
		9,228,744
TOTAL CORPORATE BONDS (Cost $134,853,840)		$144,819,489

MUNICIPAL BONDS - 0.9%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	50,000	73,383
Illinois State Toll Highway Authority
6.184%, 01/01/2034	150,000	195,812
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	78,010
Metropolitan Washington Airports Authority
Dulles Toll Road (District of Columbia)
7.462%, 10/01/2046	40,000	56,182
New Jersey Turnpike Authority
7.102%, 01/01/2041	90,000	130,655
New York State Dormitory Authority
5.628%, 03/15/2039	340,000	431,205
New York State Urban Development Corp.
5.770%, 03/15/2039	300,000	378,675
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	67,472
State of California
7.300%, 10/01/2039	400,000	585,252
7.500%, 04/01/2034	80,000	116,471
State of Illinois, GO
5.100%, 06/01/2033	115,000	107,747
7.350%, 07/01/2035	280,000	305,466
State of Texas
5.517%, 04/01/2039	260,000	342,683
State of Utah
3.539%, 07/01/2025	390,000	429,741
4.554%, 07/01/2024	260,000	300,815
State of Washington
5.481%, 08/01/2039	260,000	329,267
Texas Transportation Commission State
Highway Fund
5.178%, 04/01/2030	310,000	380,816
University of California
5.770%, 05/15/2043	320,000	410,912
TOTAL MUNICIPAL BONDS (Cost $3,854,459)		$4,720,564

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.2%
Commercial and residential - 0.8%
Banc of America Commercial Mortgage Trust,
Series 2006-4, Class A4
5.634%, 07/10/2046	328,890	329,179
Bear Stearns Commercial
Mortgage Securities Trust
Series 2006-PW11, Class AM,
5.477%, 03/11/2039 (P)	12,423	12,343
Series 2006-PW12, Class A4,
5.797%, 09/11/2038 (P)	69,012	68,968
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD2,
Class AM 5.395%, 01/15/2046 (P)	34,082	34,041
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	500,000	515,257
Series 2012-CR5, Class A4,
2.771%, 12/10/2045	179,000	183,883
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2006-LDP8,
Class AM 5.440%, 05/15/2045	485,000	489,101
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
5.897%, 07/15/2044 (P)	175,389	181,087
Merrill Lynch Mortgage Trust
Series 2006-C1, Class AM,
5.761%, 05/12/2039 (P)	800,000	799,194
Series 2008-C1, Class A4,
5.690%, 02/12/2051	634,082	663,897
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2013-C7, Class A4
2.918%, 02/15/2046	240,000	246,059
Morgan Stanley Capital I Trust
Series 2007-T27, Class A4,
5.645%, 06/11/2042 (P)	614,114	638,676
Series 2011, Class C10,
5.033%, 09/15/2047 (P)(S)	190,000	213,108
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class A5
5.171%, 01/15/2041 (P)	53,250	53,149
U.S. Government Agency - 0.4%
Federal Home Loan Mortgage Corp.
Series K005, Class A2, 4.317%, 11/25/2019	700,000	765,441
Series K013, Class A2, 3.974%, 01/25/2021	700,000	774,004
Series K712, Class A2, 1.869%, 11/25/2019	700,000	710,680
		2,250,125
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $6,368,574)		$6,678,067

ASSET BACKED SECURITIES - 0.4%
Ally Auto Receivables Trust, Series 2015-1,
Class A3 1.390%, 09/16/2019	394,000	394,749
BA Credit Card Trust, Series 2007-A1,
Class A1 5.170%, 06/15/2019	500,000	516,369
BMW Vehicle Lease Trust, Series 2014-1,
Class A3 0.730%, 02/21/2017	234,978	234,883
Capital Auto Receivables Asset Trust,
Series 2014-2, Class C 2.410%, 05/20/2019	140,000	140,104
Citibank Credit Card Issuance Trust,
Series 2008-A1, Class A1
5.350%, 02/07/2020	500,000	536,894
Honda Auto Receivables Owner Trust,
Series 2014-3, Class A3
0.880%, 06/15/2018	488,043	487,719
TOTAL ASSET BACKED SECURITIES (Cost $2,369,835)		$2,310,718

SHORT-TERM INVESTMENTS - 7.1%

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 7.1%
State Street Institutional U.S. Government
Money Market Fund, 0.2385% (Y)	39,136,524	$39,136,524
TOTAL SHORT-TERM INVESTMENTS (Cost $39,136,524)		$39,136,524
Total Investments (Total Bond Market Trust B)
(Cost $553,212,333) - 103.9%		$575,938,373
Other assets and liabilities, net - (3.9%)		(21,510,984)
TOTAL NET ASSETS - 100.0%		$554,427,389

Total Stock Market Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.1%
Consumer discretionary - 13.8%
Auto components - 0.4%
American Axle &
Manufacturing Holdings, Inc. (I)	1,888	$29,056
Autoliv, Inc. (L)	2,070	245,254
BorgWarner, Inc.	5,421	208,166
Cooper Tire & Rubber Company	1,257	46,534
Dana Holding Corp.	3,895	54,881
Dorman Products, Inc. (I)	912	49,631
Drew Industries, Inc.	570	36,742
Federal-Mogul Holdings Corp. (I)	4,392	43,393
Fox Factory Holding Corp. (I)	1,016	16,063
Fuel Systems Solutions, Inc. (I)	1,544	8,538
Gentex Corp.	7,125	111,791
Gentherm, Inc. (I)	919	38,221
Horizontal Global Corp. (I)	453	5,699
Johnson Controls, Inc.	15,597	607,815
Lear Corp.	1,843	204,886
Metaldyne Performance Group, Inc.	1,657	27,854
Modine Manufacturing Company (I)	1,300	14,313
Motorcar Parts of America, Inc. (I)	567	21,535
Shiloh Industries, Inc. (I)	550	2,822
Spartan Motors, Inc.	2,421	9,563
Standard Motor Products, Inc.	572	19,820
Stoneridge, Inc. (I)	901	13,119
Superior Industries International, Inc.	865	19,099
Sypris Solutions, Inc. (I)	379	360
Tenneco, Inc. (I)	1,435	73,917
The Goodyear Tire & Rubber Company	6,422	211,798
Tower International, Inc.	623	16,946
UQM Technologies, Inc. (I)	2,453	1,403
Visteon Corp.	1,074	85,480
		2,224,699
Automobiles - 0.6%
Ford Motor Company	94,174	1,271,349
General Motors Company	37,580	1,181,139
Harley-Davidson, Inc.	4,826	247,719
Tesla Motors, Inc. (I)(L)	3,023	694,595
Thor Industries, Inc.	1,235	78,756
Winnebago Industries, Inc.	747	16,770
		3,490,328
Distributors - 0.1%
Core-Mark Holding Company, Inc.	592	48,284
Educational Development Corp.	1,013	14,212
Genuine Parts Company	3,598	357,497
LKQ Corp. (I)	7,322	233,791
Pool Corp.	1,039	91,162
Weyco Group, Inc.	372	9,903
		754,849
Diversified consumer services - 0.2%
2U, Inc. (I)(L)	1,006	22,736
American Public Education, Inc. (I)	453	9,345
Apollo Education Group, Inc. (I)	2,538	20,850
Ascent Capital Group, Inc., Class A (I)	363	5,376
Bridgepoint Education, Inc. (I)	1,121	11,300
Bright Horizons Family Solutions, Inc. (I)	1,463	94,773
Capella Education Company	323	17,003
Carriage Services, Inc.	545	11,777
Chegg, Inc. (I)(L)	2,115	9,433
DeVry Education Group, Inc. (L)	1,447	24,990
Education Management Corp. (I)	3,020	242
Graham Holdings Company, Class B	140	67,200
Grand Canyon Education, Inc. (I)	1,133	48,424
H&R Block, Inc.	6,051	159,867
Houghton Mifflin Harcourt Company (I)	3,348	66,759
ITT Educational Services, Inc. (I)	608	1,879
K12, Inc. (I)	1,084	10,721
Learning Tree International, Inc. (I)	519	384
LifeLock, Inc. (I)	2,395	28,908
Lincoln Educational Services Corp. (I)	678	1,681
Regis Corp. (I)	1,321	20,066
Service Corp. International	4,706	116,144
ServiceMaster Global Holdings, Inc. (I)	3,250	122,460
Sotheby’s	1,604	42,875
Stonemor Partners LP	777	18,959
Strayer Education, Inc. (I)	266	12,968
Weight Watchers International, Inc. (I)(L)	1,290	18,744
		965,864
Hotels, restaurants and leisure - 2.4%
Ambassadors Group, Inc. (I)	714	29
Aramark	5,671	187,824
Biglari Holdings, Inc. (I)	56	20,816
BJ’s Restaurants, Inc. (I)	673	27,977
Bloomin’ Brands, Inc.	2,988	50,408
Bob Evans Farms, Inc.	526	24,559
Boyd Gaming Corp. (I)	2,796	57,765
Bravo Brio Restaurant Group, Inc. (I)	807	6,254
Brinker International, Inc.	1,483	68,144
Buffalo Wild Wings, Inc. (I)	435	64,432
Caesars Entertainment Corp. (I)(L)	3,301	22,447
Carnival Corp.	14,116	744,901
Carrols Restaurant Group, Inc. (I)	1,460	21,082
Cedar Fair LP	1,367	81,268
Chipotle Mexican Grill, Inc. (I)	735	346,163
Choice Hotels International, Inc.	1,424	76,967
Churchill Downs, Inc.	455	67,285
Chuy’s Holdings, Inc. (I)	577	17,927
ClubCorp Holdings, Inc.	1,666	23,391
Cracker Barrel Old Country Store, Inc. (L)	590	90,075
Darden Restaurants, Inc.	2,895	191,939
Dave & Buster’s Entertainment, Inc. (I)	980	38,004
Del Frisco’s Restaurant Group, Inc. (I)	746	12,369
Denny’s Corp. (I)	2,330	24,139
Diamond Resorts International, Inc. (I)(L)	1,862	45,247
DineEquity, Inc.	453	42,324
Domino’s Pizza, Inc.	1,329	175,242

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Dover Downs Gaming
& Entertainment, Inc. (I)	2,511	$2,687
Dunkin’ Brands Group, Inc.	2,296	108,302
El Pollo Loco Holdings, Inc. (I)	861	11,486
Empire Resorts, Inc. (I)	264	3,604
Extended Stay America, Inc.	4,943	80,571
Fiesta Restaurant Group, Inc. (I)	623	20,422
Hilton Worldwide Holdings, Inc.	23,425	527,531
Hyatt Hotels Corp., Class A (I)(L)	3,430	169,751
International Speedway Corp., Class A	1,141	42,114
Interval Leisure Group, Inc.	1,455	21,010
Intrawest Resorts Holdings, Inc. (I)	1,452	12,415
Isle of Capri Casinos, Inc. (I)	1,211	16,954
Jack in the Box, Inc.	909	58,058
Kona Grill, Inc. (I)	473	6,125
Krispy Kreme Doughnuts, Inc. (I)	1,678	26,160
Las Vegas Sands Corp.	19,101	987,140
Luby’s, Inc. (I)	958	4,646
Marriott International, Inc., Class A (L)	6,471	460,606
Marriott Vacations Worldwide Corp.	730	49,275
McDonald’s Corp.	22,163	2,785,446
MGM Resorts International (I)	13,626	292,141
Nevada Gold & Casinos, Inc. (I)	2,788	5,994
Noodles & Company (I)	785	9,310
Norwegian Cruise Line Holdings, Ltd. (I)	5,380	297,460
Panera Bread Company, Class A (I)	634	129,862
Papa John’s International, Inc.	980	53,106
Papa Murphy’s Holdings, Inc. (I)(L)	566	6,764
Penn National Gaming, Inc. (I)	1,978	33,013
Pinnacle Entertainment, Inc. (I)	1,529	53,668
Planet Fitness, Inc., Class A (I)	1,417	23,012
Popeyes Louisiana Kitchen, Inc. (I)	532	27,696
Potbelly Corp. (I)	678	9,228
Red Robin Gourmet Burgers, Inc. (I)	311	20,050
Restaurant Brands International LP	82	3,184
Royal Caribbean Cruises, Ltd.	5,236	430,137
Ruby Tuesday, Inc. (I)	1,530	8,231
Ruth’s Hospitality Group, Inc.	1,218	22,423
Scientific Games Corp., Class A (I)(L)	2,110	19,897
SeaWorld Entertainment, Inc. (L)	1,999	42,099
Shake Shack, Inc., Class A (I)(L)	865	32,282
Six Flags Entertainment Corp.	2,241	124,353
Sonic Corp.	1,371	48,204
Starbucks Corp.	35,717	2,132,305
Starwood Hotels & Resorts Worldwide, Inc.	4,076	340,061
Texas Roadhouse, Inc.	1,758	76,614
The Cheesecake Factory, Inc.	1,182	62,752
The Habit Restaurants, Inc., Class A (I)	724	13,488
The Wendy’s Company	8,624	93,915
Town Sports International Holdings, Inc. (I)	871	2,500
Vail Resorts, Inc.	905	120,999
Wyndham Worldwide Corp.	2,845	217,443
Wynn Resorts, Ltd. (L)	2,440	227,969
Yum! Brands, Inc.	10,299	842,973
Zoe’s Kitchen, Inc. (I)	517	20,158
		13,766,572
Household durables - 0.6%
Bassett Furniture Industries, Inc.	337	10,737
Beazer Homes USA, Inc. (I)	922	8,040
CalAtlantic Group, Inc.	2,362	78,938
Cavco Industries, Inc. (I)	228	21,309
Century Communities, Inc. (I)	751	12,820
DR Horton, Inc.	8,739	264,180
Ethan Allen Interiors, Inc.	771	24,533
Flexsteel Industries, Inc.	306	13,366
GoPro, Inc., Class A (I)(L)	3,093	36,992
Harman International Industries, Inc.	1,647	146,649
Helen of Troy, Ltd. (I)	659	68,332
Hooker Furniture Corp.	437	14,355
Hovnanian Enterprises, Inc., Class A (I)(L)	3,216	5,017
Installed Building Products, Inc. (I)	894	23,789
iRobot Corp. (I)	671	23,686
Jarden Corp. (I)	4,651	274,176
KB Home (L)	2,015	28,774
Kid Brands, Inc. (I)	1,087	1
La-Z-Boy, Inc.	1,265	33,826
Leggett & Platt, Inc.	3,276	158,558
Lennar Corp., Class A	4,891	236,529
Libbey, Inc.	573	10,658
M/I Homes, Inc. (I)	794	14,808
MDC Holdings, Inc.	1,172	29,370
Meritage Homes Corp. (I)	994	36,241
Mohawk Industries, Inc. (I)	1,729	330,066
NACCO Industries, Inc., Class A	219	12,573
Newell Rubbermaid, Inc. (L)	6,495	287,664
NVR, Inc. (I)	95	164,578
PulteGroup, Inc.	8,725	163,245
Taylor Morrison Home Corp., Class A (I)	3,050	43,066
Tempur Sealy International, Inc. (I)	1,438	87,416
Toll Brothers, Inc. (I)	4,194	123,765
TopBuild Corp. (I)	928	27,599
TRI Pointe Group, Inc. (I)	3,949	46,519
Tupperware Brands Corp.	1,166	67,605
Turtle Beach Corp. (I)	1,303	1,485
Universal Electronics, Inc. (I)	417	25,850
WCI Communities, Inc. (I)	757	14,065
Whirlpool Corp.	1,856	334,711
William Lyon Homes, Class A (I)	882	12,780
ZAGG, Inc. (I)	996	8,974
		3,327,645
Internet and catalog retail - 1.9%
1-800-Flowers.com, Inc., Class A (I)	870	6,856
Amazon.com, Inc. (I)	11,178	6,635,708
Blue Nile, Inc.	298	7,662
CafePress, Inc. (I)	462	1,705
Etsy, Inc. (I)	2,735	23,795
EVINE Live, Inc. (I)	2,055	2,404
Expedia, Inc.	3,486	375,861
Groupon, Inc. (I)	16,033	63,972
HSN, Inc.	1,254	65,597
Lands’ End, Inc. (I)	774	19,745
Liberty Interactive Corp., Series A (I)	15,691	396,198
Liberty TripAdvisor Holdings, Inc., Class A (I)	1,688	37,406
Liberty Ventures, Series A (I)	3,126	122,289
Netflix, Inc. (I)	10,087	1,031,194
Nutrisystem, Inc.	805	16,800
Overstock.com, Inc. (I)	704	10,124
PetMed Express, Inc.	894	16,012
Shutterfly, Inc. (I)	874	40,527
The Priceline Group, Inc. (I)	1,209	1,558,353
TripAdvisor, Inc. (I)	3,115	207,148
Wayfair, Inc., Class A (I)	2,040	88,169
		10,727,525
Leisure products - 0.2%
Arctic Cat, Inc.	418	7,022

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Black Diamond, Inc. (I)	1,155	$5,221
Brunswick Corp.	2,230	106,995
Callaway Golf Company	2,390	21,797
Escalade, Inc.	564	6,638
Hasbro, Inc.	3,019	241,822
Johnson Outdoors, Inc., Class A	385	8,555
LeapFrog Enterprises, Inc. (I)	1,585	1,577
Malibu Boats, Inc., Class A (I)	611	10,020
Mattel, Inc.	8,193	275,449
Nautilus, Inc. (I)	274	5,294
Polaris Industries, Inc.	1,584	155,992
Smith & Wesson Holding Corp. (I)	1,224	32,583
Sturm Ruger & Company, Inc.	479	32,754
Vista Outdoor, Inc. (I)	1,510	78,384
		990,103
Media - 3.3%
AH Belo Corp., Class A	1,330	6,397
AMC Entertainment Holdings, Inc., Class A	2,380	66,616
AMC Networks, Inc., Class A (I)	1,679	109,034
Ballantyne Strong, Inc. (I)	629	2,887
Cable One, Inc.	140	61,198
Cablevision Systems Corp., Class A	6,588	217,404
Carmike Cinemas, Inc. (I)	672	20,187
CBS Corp., Class B	11,556	636,620
Charter Communications, Inc., Class A (I)(L)	2,661	538,666
Cinemark Holdings, Inc.	2,737	98,067
Clear Channel Outdoor Holdings, Inc., Class A	8,558	40,223
Comcast Corp., Class A	59,232	3,617,891
Crown Media Holdings, Inc., Class A (I)	6,814	34,615
Cumulus Media, Inc., Class A (I)	5,525	2,565
Discovery Communications, Inc., Series A (I)	10,497	300,529
DISH Network Corp., Class A (I)	11,003	508,999
DreamWorks Animation
SKG, Inc., Class A (I)	2,049	51,123
Entercom Communications Corp., Class A (I)	1,104	11,680
Entravision Communications Corp., Class A	2,821	20,988
Gannett Company, Inc.	2,647	40,076
Global Eagle Entertainment, Inc. (I)	1,985	16,912
Gray Television, Inc. (I)	1,733	20,311
Harte-Hanks, Inc.	2,038	5,156
Hemisphere Media Group, Inc. (I)	1,373	18,027
Insignia Systems, Inc. (I)	1,702	4,851
John Wiley & Sons, Inc., Class A	1,356	66,295
Journal Media Group, Inc.	1,376	16,457
Liberty Broadband Corp., Series A (I)	2,111	122,776
Liberty Media Corp., Series A (I)	8,145	314,641
Lions Gate Entertainment Corp.	3,361	73,438
Live Nation Entertainment, Inc. (I)	4,879	108,850
Loral Space & Communications, Inc. (I)	474	16,652
Media General, Inc. (I)	3,256	53,105
Meredith Corp.	1,103	52,393
MSG Networks, Inc. (I)	1,841	31,831
National CineMedia, Inc.	1,475	22,435
New Media Investment Group, Inc.	1,064	17,705
News Corp., Class A	13,527	172,740
Nexstar Broadcasting Group, Inc., Class A (L)	731	32,361
NTN Buzztime, Inc. (I)	6,691	1,004
Omnicom Group, Inc.	5,853	487,145
ReachLocal, Inc. (I)	903	1,616
Regal Entertainment Group, Class A (L)	3,772	79,740
RLJ Entertainment, Inc. (I)	1,440	1,296
Scholastic Corp.	755	28,214
Scripps Networks Interactive, Inc., Class A	3,125	204,688
Sinclair Broadcast Group, Inc., Class A	2,196	67,527
Sirius XM Holdings, Inc. (I)(L)	131,608	519,852
Starz, Class A (I)	2,338	61,560
TEGNA, Inc.	5,294	124,197
The EW Scripps Company, Class A	1,964	30,619
The Interpublic Group of Companies, Inc.	9,668	221,881
The Madison Square Garden
Company, Class A (I)	613	101,979
The McClatchy Company, Class A (I)	2,673	2,807
The New York Times Company, Class A	4,192	52,232
The Walt Disney Company	39,703	3,942,905
Thomson Reuters Corp.	19,113	773,694
Time Warner Cable, Inc.	6,679	1,366,657
Time Warner, Inc.	19,235	1,395,499
Time, Inc.	2,475	38,214
Twenty-First Century Fox, Inc., Class A	47,509	1,324,551
Viacom, Inc., Class B	9,548	394,141
World Wrestling
Entertainment, Inc., Class A (L)	1,906	33,660
		18,808,379
Multiline retail - 0.6%
Big Lots, Inc.	1,333	60,372
Dillard’s, Inc., Class A	946	80,325
Dollar General Corp.	7,099	607,674
Dollar Tree, Inc. (I)	5,534	456,334
Fred’s, Inc., Class A	1,038	15,477
Gordmans Stores, Inc. (I)	629	1,422
J.C. Penney Company, Inc. (I)	7,487	82,806
Kohl’s Corp.	4,632	215,898
Macy’s, Inc.	7,544	332,615
Nordstrom, Inc. (L)	4,387	250,980
Sears Holdings Corp. (I)(L)	2,576	39,439
Target Corp.	14,805	1,218,155
The Bon-Ton Stores, Inc.	475	1,078
Tuesday Morning Corp. (I)	1,165	9,530
		3,372,105
Specialty retail - 2.6%
Aaron’s, Inc.	1,760	44,176
Abercrombie & Fitch Company, Class A	1,748	55,132
Advance Auto Parts, Inc.	1,746	279,954
American Eagle Outfitters, Inc.	4,630	77,182
Asbury Automotive Group, Inc. (I)	610	36,502
Ascena Retail Group, Inc. (I)	4,607	50,953
AutoNation, Inc. (I)	2,676	124,916
AutoZone, Inc. (I)	752	599,111
Barnes & Noble Education, Inc. (I)	930	9,114
Barnes & Noble, Inc.	1,472	18,194
Bed Bath & Beyond, Inc. (I)	4,069	201,985
Best Buy Company, Inc.	8,346	270,744
Big 5 Sporting Goods Corp.	873	9,699
Boot Barn Holdings, Inc. (I)	735	6,909
Build-A-Bear Workshop, Inc. (I)	557	7,235
Burlington Stores, Inc. (I)	1,805	101,513
Cabela’s, Inc. (I)	1,645	80,095
Caleres, Inc.	1,051	29,733
CarMax, Inc. (I)	4,996	255,296
Chico’s FAS, Inc.	3,497	46,405
Christopher & Banks Corp. (I)	1,524	3,642
Citi Trends, Inc.	426	7,596
Conn’s, Inc. (I)	865	10,778
CST Brands, Inc.	1,825	69,879
Destination Maternity Corp.	921	6,300

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Dick’s Sporting Goods, Inc.	2,828	$132,209
DSW, Inc., Class A	2,173	60,062
Express, Inc. (I)	2,124	45,475
Five Below, Inc. (I)	1,390	57,463
Foot Locker, Inc.	3,454	222,783
Francesca’s Holdings Corp. (I)	1,068	20,463
GameStop Corp., Class A (L)	2,669	84,687
Genesco, Inc. (I)	586	42,339
GNC Holdings, Inc., Class A	2,110	66,993
Group 1 Automotive, Inc.	591	34,686
Guess?, Inc.	2,072	38,891
Haverty Furniture Companies, Inc.	645	13,648
hhgregg, Inc. (I)(L)	733	1,547
Hibbett Sports, Inc. (I)(L)	640	22,976
Kirkland’s, Inc.	488	8,545
L Brands, Inc.	6,962	611,333
Lithia Motors, Inc., Class A	616	53,795
Lowe’s Companies, Inc.	22,046	1,669,985
Lumber Liquidators Holdings, Inc. (I)	593	7,780
MarineMax, Inc. (I)	667	12,986
Mattress Firm Holding Corp. (I)(L)	808	34,251
Monro Muffler Brake, Inc.	814	58,177
Murphy USA, Inc. (I)	1,119	68,763
New York & Company, Inc. (I)	1,751	6,934
O’Reilly Automotive, Inc. (I)	2,415	660,889
Office Depot, Inc. (I)	13,062	92,740
Outerwall, Inc. (L)	476	17,607
Pacific Sunwear of California, Inc. (I)	2,141	269
Party City Holdco, Inc. (I)	2,820	42,413
Penske Automotive Group, Inc.	2,165	82,054
Pier 1 Imports, Inc.	2,131	14,938
Rent-A-Center, Inc.	1,268	20,098
Restoration Hardware Holdings, Inc. (I)	851	35,657
Ross Stores, Inc.	9,896	572,978
Sally Beauty Holdings, Inc. (I)	3,794	122,850
Sears Hometown and Outlet Stores, Inc. (I)	553	3,550
Select Comfort Corp. (I)	1,360	26,370
Signet Jewelers, Ltd.	1,912	237,145
Sonic Automotive, Inc., Class A	1,076	19,884
Sportsman’s Warehouse Holdings, Inc. (I)	1,232	15,523
Stage Stores, Inc.	827	6,666
Staples, Inc.	15,061	166,123
Stein Mart, Inc.	1,168	8,561
Tailored Brands, Inc.	1,105	19,780
Tandy Leather Factory, Inc. (I)	658	4,573
The Buckle, Inc. (L)	1,131	38,307
The Cato Corp., Class A	724	27,910
The Children’s Place, Inc.	491	40,984
The Container Store Group, Inc. (I)	1,158	6,797
The Finish Line, Inc., Class A	1,184	24,982
The Gap, Inc. (L)	9,695	285,033
The Home Depot, Inc.	30,425	4,059,608
The Michaels Companies, Inc. (I)	4,758	133,081
The TJX Companies, Inc.	16,155	1,265,744
The Wet Seal, Inc., Class A (I)	2,075	0
Tiffany & Company	3,043	223,295
Tile Shop Holdings, Inc. (I)	1,280	19,085
Tilly’s, Inc., Class A (I)	677	4,529
Tractor Supply Company	3,256	294,538
TravelCenters of America, LLC (I)	1,139	7,711
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,522	294,872
Urban Outfitters, Inc. (I)	2,919	96,590
Vitamin Shoppe, Inc. (I)	703	21,765
Williams-Sonoma, Inc.	2,190	119,881
Zumiez, Inc. (I)	769	15,318
		14,930,512
Textiles, apparel and luxury goods - 0.9%
Carter’s, Inc.	1,236	130,250
Charles & Colvard, Ltd. (I)	983	1,130
Coach, Inc.	6,647	266,478
Columbia Sportswear Company	1,688	101,432
Crocs, Inc. (I)	2,044	19,663
Deckers Outdoor Corp. (I)	801	47,988
Fossil Group, Inc. (I)	1,168	51,883
G-III Apparel Group, Ltd. (I)	1,125	55,001
Hanesbrands, Inc.	9,530	270,080
Iconix Brand Group, Inc. (I)	1,127	9,072
Kate Spade & Company (I)	2,991	76,330
Lakeland Industries, Inc. (I)	590	7,239
Movado Group, Inc.	660	18,170
NIKE, Inc., Class B	40,899	2,514,062
Oxford Industries, Inc.	405	27,228
Perry Ellis International, Inc. (I)	451	8,303
PVH Corp.	1,924	190,591
Ralph Lauren Corp.	2,054	197,718
Rocky Brands, Inc.	320	4,077
Sequential Brands Group, Inc. (I)	1,336	8,537
Skechers U.S.A., Inc., Class A (I)	3,789	115,375
Steven Madden, Ltd. (I)	1,519	56,264
Tumi Holdings, Inc. (I)	1,612	43,234
Under Armour, Inc., Class A (I)	5,079	430,852
Unifi, Inc. (I)	506	11,592
Vera Bradley, Inc. (I)	970	19,730
VF Corp.	10,199	660,487
Vince Holding Corp. (I)	896	5,672
Wolverine World Wide, Inc.	2,559	47,137
		5,395,575
		78,754,156
Consumer staples - 9.8%
Beverages - 2.0%
Brown-Forman Corp., Class B	5,036	495,895
Coca-Cola Bottling Company Consolidated	249	39,780
Coca-Cola Enterprises, Inc.	5,573	282,774
Constellation Brands, Inc., Class A	4,605	695,769
Craft Brew Alliance, Inc. (I)	1,178	9,695
Dr. Pepper Snapple Group, Inc.	4,570	408,649
MGP Ingredients, Inc.	258	6,254
Molson Coors Brewing Company, Class B	4,005	385,201
Monster Beverage Corp. (I)	4,678	623,952
National Beverage Corp. (I)	1,122	47,483
PepsiCo, Inc.	35,324	3,620,004
Primo Water Corp. (I)	620	6,256
Reed’s, Inc. (I)	1,017	4,749
The Boston Beer
Company, Inc., Class A (I)(L)	328	60,703
The Coca-Cola Company	104,109	4,829,617
Truett-Hurst, Inc. (I)	1,028	1,681
		11,518,462
Food and staples retailing - 2.5%
Casey’s General Stores, Inc.	899	101,875
Costco Wholesale Corp.	10,427	1,643,087
CVS Health Corp.	26,645	2,763,886
Fairway Group Holdings Corp. (I)	1,029	360
G. Willi-Food International, Ltd. (I)	825	3,127

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Ingles Markets, Inc., Class A	512	$19,200
Natural Grocers by Vitamin Cottage, Inc. (I)	638	13,570
Performance Food Group Company (I)	1,354	31,616
PriceSmart, Inc.	723	61,151
Rite Aid Corp. (I)	23,823	194,157
Safeway, Inc. (I)	5,383	915
Safeway, Inc. (I)	5,383	54
Smart & Final Stores, Inc. (I)	1,821	29,500
SpartanNash Company	915	27,734
Sprouts Farmers Market, Inc. (I)	3,689	107,129
SUPERVALU, Inc. (I)	6,097	35,119
Sysco Corp.	14,111	659,407
The Andersons, Inc.	712	22,364
The Chefs’ Warehouse, Inc. (I)	749	15,197
The Fresh Market, Inc. (I)	1,153	32,895
The Kroger Company	23,294	890,996
United Natural Foods, Inc. (I)	1,230	49,569
Village Super Market, Inc., Class A	492	11,887
Wal-Mart Stores, Inc.	76,528	5,241,403
Walgreens Boots Alliance, Inc.	25,970	2,187,713
Weis Markets, Inc.	672	30,280
Whole Foods Market, Inc.	8,613	267,950
		14,442,141
Food products - 2.0%
Amplify Snack Brands, Inc. (I)	520	7,446
Archer-Daniels-Midland Company	14,747	535,464
B&G Foods, Inc.	1,268	44,139
Blue Buffalo Pet Products, Inc. (I)(L)	4,029	103,384
Bunge, Ltd.	3,428	194,265
Cal-Maine Foods, Inc. (L)	1,128	58,554
Calavo Growers, Inc.	391	22,310
Campbell Soup Company	7,464	476,129
ConAgra Foods, Inc.	10,122	451,644
Darling Ingredients, Inc. (I)	3,756	49,467
Dean Foods Company	2,386	41,326
Farmer Brothers Company (I)	451	12,569
Flowers Foods, Inc.	4,909	90,620
Fresh Del Monte Produce, Inc.	1,244	52,335
Freshpet, Inc. (I)	980	7,183
General Mills, Inc.	14,544	921,362
Hormel Foods Corp.	12,548	542,576
Ingredion, Inc.	1,684	179,834
Inventure Foods, Inc. (I)	901	5,091
J&J Snack Foods Corp.	475	51,433
John B. Sanfilippo & Son, Inc.	291	20,105
Kellogg Company	8,498	650,522
Lancaster Colony Corp.	662	73,197
Landec Corp. (I)	774	8,127
Limoneira Company	516	7,843
McCormick & Company, Inc.	3,000	298,440
Mead Johnson Nutrition Company	4,819	409,470
Mondelez International, Inc., Class A	38,985	1,564,078
Omega Protein Corp. (I)	623	10,554
Pilgrim’s Pride Corp. (I)(L)	6,123	155,524
Pinnacle Foods, Inc.	2,785	124,434
Post Holdings, Inc. (I)	1,333	91,670
Sanderson Farms, Inc. (L)	556	50,140
Seaboard Corp. (I)	28	84,084
Seneca Foods Corp., Class A (I)	449	15,598
Snyder’s-Lance, Inc.	2,304	72,530
The Hain Celestial Group, Inc. (I)	2,396	98,020
The Hershey Company	5,256	484,025
The J.M. Smucker Company	2,405	312,265
The Kraft Heinz Company	28,435	2,233,854
The WhiteWave Foods Company (I)	4,197	170,566
Tootsie Roll Industries, Inc. (L)	1,483	51,823
TreeHouse Foods, Inc. (I)	971	84,234
Tyson Foods, Inc., Class A	9,370	624,604
		11,542,838
Household products - 1.5%
Central Garden & Pet Company, Class A (I)	1,353	22,040
Church & Dwight Company, Inc.	3,068	282,808
Colgate-Palmolive Company	21,643	1,529,078
Energizer Holdings, Inc.	1,459	59,104
HRG Group, Inc. (I)	4,972	69,260
Kimberly-Clark Corp.	8,705	1,170,910
Orchids Paper Products Company	518	14,250
The Clorox Company	3,078	388,013
The Procter & Gamble Company	64,365	5,297,883
WD-40 Company	367	39,640
		8,872,986
Personal products - 0.3%
Avon Products, Inc.	9,953	47,874
Coty, Inc., Class A (L)	8,159	227,065
Edgewell Personal Care Company	1,459	117,493
Elizabeth Arden, Inc. (I)	729	5,971
Herbalife, Ltd. (I)(L)	2,146	132,108
Inter Parfums, Inc.	827	25,554
Mannatech, Inc. (I)	243	5,424
Medifast, Inc.	325	9,812
Natural Alternatives International, Inc. (I)	865	11,703
Nu Skin Enterprises, Inc., Class A (L)	1,393	53,282
Revlon, Inc., Class A (I)	1,335	48,607
Synutra International, Inc. (I)	1,786	8,876
The Estee Lauder Companies, Inc., Class A	9,018	850,488
The Female Health Company (I)	941	1,760
United-Guardian, Inc.	255	5,271
USANA Health Sciences, Inc. (I)	278	33,755
		1,585,043
Tobacco - 1.5%
Altria Group, Inc.	46,917	2,939,819
Philip Morris International, Inc.	36,912	3,621,436
Reynolds American, Inc.	32,916	1,656,004
Universal Corp.	512	29,087
Vector Group, Ltd.	2,914	66,556
		8,312,902
		56,274,372
Energy - 6.8%
Energy equipment and services - 0.9%
Archrock Partners LP	1,288	14,271
Archrock, Inc.	1,574	12,592
Atwood Oceanics, Inc. (L)	1,533	14,058
Baker Hughes, Inc.	10,362	454,166
Basic Energy Services, Inc. (I)	1,040	2,870
Bristow Group, Inc.	775	14,663
C&J Energy Services, Ltd. (I)	2,951	4,161
Cameron International Corp. (I)	4,612	309,235
CARBO Ceramics, Inc.	550	7,810
CSI Compressco LP	937	5,397
Dawson Geophysical Company (I)	413	1,887
Diamond Offshore Drilling, Inc. (L)	3,330	72,361
Dril-Quip, Inc. (I)	921	55,776
Era Group, Inc. (I)	732	6,866

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Exterran Corp. (I)	787	$12,167
Fairmount Santrol Holdings, Inc. (I)	4,054	10,176
FMC Technologies, Inc. (I)	5,491	150,234
Forum Energy Technologies, Inc. (I)	2,178	28,750
Geospace Technologies Corp. (I)	318	3,924
Gulfmark Offshore, Inc., Class A (I)	652	4,023
Halliburton Company	20,269	724,009
Helix Energy Solutions Group, Inc. (I)	2,492	13,955
Helmerich & Payne, Inc. (L)	2,579	151,439
Hornbeck Offshore Services, Inc. (I)	906	8,997
Key Energy Services, Inc. (I)	3,596	1,328
Matrix Service Company (I)	756	13,381
McDermott International, Inc. (I)	5,524	22,593
Mitcham Industries, Inc. (I)	331	1,013
Nabors Industries, Ltd.	8,059	74,143
National Oilwell Varco, Inc.	9,784	304,282
Natural Gas Services Group, Inc. (I)	382	8,263
Newpark Resources, Inc. (I)	1,864	8,052
Nuverra Environmental Solutions, Inc. (I)	513	149
Oceaneering International, Inc.	2,388	79,377
Oil States International, Inc. (I)	1,241	39,116
Parker Drilling Company (I)	3,008	6,377
Patterson-UTI Energy, Inc.	3,410	60,084
PHI, Inc. (I)	416	7,858
Pioneer Energy Services Corp. (I)	1,558	3,428
RigNet, Inc. (I)	493	6,744
Rowan Companies PLC, Class A	2,839	45,708
RPC, Inc. (L)	5,171	73,325
Schlumberger, Ltd.	30,464	2,246,720
SEACOR Holdings, Inc. (I)	397	21,617
Superior Energy Services, Inc.	3,634	48,659
Synthesis Energy Systems, Inc. (I)	5,957	6,672
Tesco Corp.	1,032	8,886
TETRA Technologies, Inc. (I)	2,105	13,367
Tidewater, Inc. (L)	1,167	7,971
Unit Corp. (I)	1,166	10,272
USA Compression Partners LP	955	11,221
Vantage Drilling Company (I)	1,330,639	22,887
Willbros Group, Inc. (I)	1,365	2,907
		5,240,187
Oil, gas and consumable fuels - 5.9%
Abraxas Petroleum Corp. (I)	2,156	2,178
Alliance Holdings GP LP	1,310	19,152
Alliance Resource Partners LP	1,688	19,665
Alon USA Energy, Inc.	1,778	18,349
Alon USA Partners LP	1,451	19,081
Alpha Natural Resources, Inc. (I)	5,125	96
American Midstream Partners LP	899	6,221
Amyris, Inc. (I)	4,111	4,563
Anadarko Petroleum Corp.	12,104	563,683
Antero Midstream Partners LP	3,627	80,193
Antero Resources Corp. (I)	6,310	156,930
Apache Corp.	8,941	436,410
Arch Coal, Inc. (I)	500	153
Atlas Energy Group LLC (I)	624	312
Bill Barrett Corp. (I)	1,147	7,134
Black Stone Minerals LP	4,290	60,103
Blueknight Energy Partners LP	1,840	8,814
Boardwalk Pipeline Partners LP	5,836	86,023
Bonanza Creek Energy, Inc. (I)	1,298	2,064
BP Prudhoe Bay Royalty Trust	520	7,332
BreitBurn Energy Partners LP	5,548	3,104
Buckeye Partners LP	2,982	202,597
Cabot Oil & Gas Corp.	9,750	221,423
California Resources Corp.	11,140	11,474
Callon Petroleum Company (I)	1,840	16,284
Calumet Specialty Products Partners LP	1,730	20,328
Carrizo Oil & Gas, Inc. (I)	1,471	45,483
Cheniere Energy Partners LP	8,142	234,815
Cheniere Energy, Inc. (I)	5,652	191,207
Chesapeake Energy Corp. (L)	15,607	64,301
Chevron Corp.	44,769	4,270,963
Cimarex Energy Company	2,181	212,146
Clayton Williams Energy, Inc. (I)	276	2,462
Clean Energy Fuels Corp. (I)(L)	2,565	7,515
Cloud Peak Energy, Inc. (I)	1,465	2,857
Cobalt International Energy, Inc. (I)	10,199	30,291
Columbia Pipeline Group, Inc.	9,052	227,205
Columbia Pipeline Partners LP	2,005	29,273
Comstock Resources, Inc. (I)	1,203	921
Concho Resources, Inc. (I)	2,834	286,347
Cone Midstream Partners LP	823	10,296
ConocoPhillips	29,308	1,180,233
CONSOL Energy, Inc. (L)	5,391	60,864
Continental Resources, Inc. (I)	8,890	269,900
Crestwood Equity Partners LP	1,757	20,504
Cross Timbers Royalty Trust	340	5,154
CrossAmerica Partners LP	497	12,092
CVR Refining LP	3,624	43,778
DCP Midstream Partners LP	2,713	73,875
Delek Logistics Partners LP	335	10,519
Delek US Holdings, Inc.	1,438	21,915
Denbury Resources, Inc. (L)	8,232	18,275
Devon Energy Corp.	9,750	267,540
DHT Holdings, Inc.	104	599
Diamondback Energy, Inc. (I)	1,639	126,498
Dominion Midstream Partners LP	1,749	59,029
Dorchester Minerals LP	915	10,422
Dorian LPG, Ltd. (I)	1,398	13,141
Eclipse Resources Corp. (I)	5,786	8,332
Emerald Oil, Inc. (I)	87	23
Emerge Energy Services LP	540	2,684
Enable Midstream Partners LP	5,323	45,565
Enbridge Energy Management LLC (L)	1,914	34,356
Enbridge Energy Partners LP	6,049	110,818
Endeavour International Corp. (I)	1,197	0
Energen Corp.	1,687	61,727
Energy Fuels, Inc. (I)	636	1,406
Energy Transfer Equity LP	25,624	182,699
Energy Transfer Partners LP	11,871	383,908
Energy XXI, Ltd.	5,192	3,234
EnLink Midstream LLC	3,910	43,988
EnLink Midstream Partners LP	7,549	91,116
Enterprise Products Partners LP	48,786	1,201,111
EOG Resources, Inc.	13,062	948,040
EP Energy Corp., Class A (I)(L)	5,818	26,297
EQT Corp.	3,618	243,347
EQT GP Holdings LP	6,167	166,324
EQT Midstream Partners LP	1,771	131,816
EV Energy Partners LP	1,057	2,051
EXCO Resources, Inc. (I)	6,714	6,641
Exxon Mobil Corp.	99,927	8,352,898
Foresight Energy LP	1,572	1,761
Gastar Exploration, Inc. (I)	4,814	5,295
Genesis Energy LP	2,283	72,577
Gevo, Inc. (I)	541	146

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Global Partners LP	689	$9,302
Goodrich Petroleum Corp. (I)	1,175	116
Green Plains, Inc.	981	15,657
Gulfport Energy Corp. (I)	2,553	72,352
Halcon Resources Corp. (I)(L)	3,159	3,036
Hallador Energy Company	826	3,775
Harvest Natural Resources, Inc. (I)	980	591
Hess Corp.	6,825	359,336
Holly Energy Partners LP	1,400	47,362
HollyFrontier Corp.	4,633	163,638
Houston American Energy Corp. (I)	690	145
Hugoton Royalty Trust	1,047	1,434
Hyperdynamics Corp. (I)	479	268
Isramco, Inc. (I)	58	4,739
Jones Energy, Inc., Class A (I)	1,547	5,152
Kinder Morgan, Inc.	52,775	942,562
Laredo Petroleum, Inc. (I)	5,022	39,824
Legacy Reserves LP	2,032	1,991
Linn Energy LLC	8,210	2,933
LinnCo LLC	2,890	1,033
Lucas Energy, Inc. (I)(L)	1,204	3,769
Magellan Midstream Partners LP	5,372	369,594
Marathon Oil Corp.	16,113	179,499
Marathon Petroleum Corp.	12,990	482,968
Martin Midstream Partners LP	822	16,506
Matador Resources Company (I)	2,089	39,607
Memorial Production Partners LP	2,018	4,298
Memorial Resource Development Corp. (I)	4,883	49,709
Mid-Con Energy Partners LP	778	1,377
Midcoast Energy Partners LP	1,048	5,387
Midstates Petroleum Company, Inc. (I)	149	53
MPLX LP	6,949	206,316
Murphy Oil Corp.	4,258	107,259
Natural Resource Partners LP (I)	256	1,920
Newfield Exploration Company (I)	3,893	129,442
Niska Gas Storage Partners LLC (I)	2,562	9,146
Noble Energy, Inc.	10,251	321,984
Northern Oil and Gas, Inc. (I)	1,562	6,232
Northern Tier Energy LP	2,294	54,070
NuStar Energy LP	1,800	72,720
NuStar GP Holdings LLC	1,048	21,725
Oasis Petroleum, Inc. (I)(L)	3,472	25,276
Occidental Petroleum Corp.	18,386	1,258,154
ONEOK Partners LP	6,334	198,888
ONEOK, Inc.	4,989	148,972
Pacific Ethanol, Inc. (I)	607	2,841
Panhandle Oil and Gas, Inc., Class A	388	6,716
Parsley Energy, Inc., Class A (I)	3,255	73,563
PBF Energy, Inc., Class A	2,230	74,036
PBF Logistics LP	511	9,627
PDC Energy, Inc. (I)	980	58,261
Peabody Energy Corp. (L)	438	1,016
Penn Virginia Corp. (I)(L)	1,811	279
PennTex Midstream Partners LP	417	4,228
PetroQuest Energy, Inc. (I)	1,669	1,011
Phillips 66	12,942	1,120,648
Phillips 66 Partners LP	1,365	85,435
Pioneer Natural Resources Company	3,547	499,205
Plains All American Pipeline LP	9,439	197,936
Plains GP Holdings LP, Class A	14,547	126,413
QEP Resources, Inc.	4,227	59,643
Range Resources Corp. (L)	4,067	131,689
Renewable Energy Group, Inc. (I)	1,196	11,290
Resolute Energy Corp. (I)	2,211	1,128
REX American Resources Corp. (I)	197	10,928
Rhino Resource Partners LP (I)	1,123	303
Rice Energy, Inc. (I)	2,920	40,763
Rice Midstream Partners LP	421	6,269
Rose Rock Midstream LP	937	11,122
RSP Permian, Inc. (I)	2,375	68,970
Sanchez Energy Corp. (I)	1,465	8,043
SandRidge Energy, Inc. (I)	10,864	609
SandRidge Mississippian Trust	505	1,308
SemGroup Corp., Class A	1,031	23,094
Shell Midstream Partners LP	3,574	130,844
Ship Finance International, Ltd. (L)	2,094	29,086
SM Energy Company (L)	1,585	29,703
Southwestern Energy Company (I)(L)	9,239	74,559
Spectra Energy Corp.	15,988	489,233
Spectra Energy Partners LP	7,143	343,721
Stone Energy Corp. (I)	1,292	1,021
Summit Midstream Partners LP	1,081	18,355
Sunoco Logistics Partners LP	5,981	149,944
Sunoco LP	1,174	38,895
Swift Energy Company (I)	1,049	130
Synergy Resources Corp. (I)	2,510	19,503
Syntroleum Corp. (I)	371	247
Tallgrass Energy GP LP	3,621	66,916
Tallgrass Energy Partners LP	1,472	56,407
Targa Resources Corp.	3,864	115,379
TC PipeLines LP	1,494	72,041
Teekay Corp.	1,672	14,480
Tengasco, Inc. (I)	1,070	1,455
Tesoro Corp.	2,986	256,826
Tesoro Logistics LP	2,358	107,666
The Williams Companies, Inc.	17,798	286,014
TransMontaigne Partners LP	375	13,744
Triangle Petroleum Corp. (I)	2,167	1,175
Ultra Petroleum Corp. (I)(L)	3,463	1,725
Uranium Energy Corp. (I)	2,161	1,616
Uranium Resources, Inc. (I)	30	77
US Energy Corp. (I)	1,052	384
USD Partners LP	774	6,424
VAALCO Energy, Inc. (I)	1,471	1,383
Valero Energy Corp.	11,895	762,945
Valero Energy Partners LP	1,549	73,361
Vanguard Natural Resources LLC	658	961
Viper Energy Partners LP	1,860	30,337
Voc Energy Trust	1,007	2,759
W&T Offshore, Inc. (I)(L)	1,817	3,979
Western Gas Equity Partners LP	4,999	178,164
Western Gas Partners LP	3,028	131,445
Western Refining Logistics LP	1,243	29,024
Western Refining, Inc.	2,296	66,791
Westmoreland Coal Company (I)(L)	461	3,324
Westmoreland Resource Partner	664	3,413
Whiting Petroleum Corp. (I)(L)	4,960	39,581
World Fuel Services Corp.	1,687	81,954
World Point Terminals LP	1,085	15,787
WPX Energy, Inc. (I)	6,423	44,897
Yuma Energy, Inc. (I)	2,484	512
Zion Oil & Gas, Inc. (I)	3,996	7,033
		33,743,957
		38,984,144

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials - 16.9%
Banks - 5.0%
1st Source Corp.	685	$21,810
Ameris Bancorp	1,022	30,231
AmeriServ Financial, Inc.	1,409	4,213
Arrow Financial Corp.	985	26,171
Associated Banc-Corp.	3,482	62,467
Banc of California, Inc.	1,252	21,910
BancFirst Corp.	455	25,949
BancorpSouth, Inc.	2,445	52,103
Bank of America Corp.	249,784	3,377,080
Bank of Hawaii Corp.	1,017	69,441
Bank of the Ozarks, Inc.	2,035	85,409
BankUnited, Inc.	2,340	80,590
Banner Corp.	543	22,828
Bar Harbor Bankshares	390	12,956
BB&T Corp.	18,559	617,458
BBCN Bancorp, Inc.	1,800	27,342
Berkshire Hills Bancorp, Inc.	871	23,421
Blue Hills Bancorp, Inc.	1,138	15,556
BNC Bancorp	1,033	21,817
BOK Financial Corp. (L)	1,606	87,720
Boston Private Financial Holdings, Inc.	2,048	23,450
Bryn Mawr Bank Corp.	735	18,912
C1 Financial, Inc. (I)	591	14,302
Cascade Bancorp (I)	2,560	14,618
Cathay General Bancorp	1,995	56,518
CenterState Banks, Inc.	1,478	22,007
Central Pacific Financial Corp.	1,237	26,929
Century Bancorp, Inc., Class A	407	15,836
Chemical Financial Corp.	849	30,301
CIT Group, Inc.	4,342	134,732
Citigroup, Inc.	71,059	2,966,713
Citizens & Northern Corp.	901	17,912
Citizens Financial Group, Inc.	12,931	270,904
City Holding Company	491	23,460
CNB Financial Corp.	935	16,447
CoBiz Financial, Inc.	1,378	16,288
Columbia Banking System, Inc.	1,552	46,436
Comerica, Inc.	4,208	159,357
Commerce Bancshares, Inc.	2,360	106,082
Community Bank Systems, Inc.	1,131	43,216
Community Trust Bancorp, Inc.	688	24,300
ConnectOne Bancorp, Inc.	880	14,388
Cullen/Frost Bankers, Inc.	1,423	78,422
CVB Financial Corp.	2,887	50,378
Eagle Bancorp, Inc. (I)	732	35,136
East West Bancorp, Inc.	3,355	108,970
FCB Financial Holdings, Inc., Class A (I)	1,074	35,721
Fifth Third Bancorp	19,352	322,985
Financial Institutions, Inc.	968	28,140
First BanCorp (I)	5,138	15,003
First Bancorp North Carolina	1,310	24,694
First Citizens BancShares, Inc., Class A	285	71,555
First Commonwealth Financial Corp.	2,339	20,724
First Community Bancshares, Inc.	889	17,638
First Financial Bancorp	1,424	25,888
First Financial Bankshares, Inc. (L)	1,681	49,724
First Financial Corp.	561	19,192
First Horizon National Corp.	5,833	76,412
First Interstate BancSystem, Inc., Class A	1,225	34,459
First Merchants Corp.	1,408	33,187
First Midwest Bancorp, Inc.	1,885	33,968
First NBC Bank Holding Company (I)	623	12,828
First Niagara Financial Group, Inc.	8,891	86,065
First Republic Bank	3,209	213,848
FirstMerit Corp.	4,080	85,884
Flushing Financial Corp.	1,135	24,539
FNB Corp.	5,758	74,912
Franklin Financial Network, Inc. (I)	661	17,847
German American Bancorp, Inc.	661	21,284
Glacier Bancorp, Inc.	1,833	46,595
Great Western Bancorp, Inc.	1,425	38,860
Guaranty Bancorp	978	15,120
Hancock Holding Company	2,058	47,252
Hanmi Financial Corp.	938	20,655
Heartland Financial USA, Inc.	556	17,119
Heritage Financial Corp.	1,425	25,037
Hilltop Holdings, Inc. (I)	2,495	47,106
Home BancShares, Inc.	1,601	65,561
Huntington Bancshares, Inc.	19,355	184,647
IBERIABANK Corp.	942	48,296
Independent Bank Corp. (MA) (L)	685	31,483
Independent Bank Corp. (MI)	832	12,106
Independent Bank Group, Inc.	554	15,180
International Bancshares Corp.	1,624	40,048
Investors Bancorp, Inc.	8,116	94,470
JPMorgan Chase & Co.	88,070	5,215,505
KeyCorp	20,287	223,968
Lakeland Financial Corp.	608	27,834
LegacyTexas Financial Group, Inc.	1,099	21,595
M&T Bank Corp.	3,100	344,100
MB Financial, Inc.	1,784	57,891
Mercantile Bank Corp.	756	16,950
MutualFirst Financial, Inc.	388	9,778
National Bank Holdings Corp., Class A	1,436	29,280
National Bankshares, Inc. (L)	637	21,862
National Penn Bancshares, Inc. (L)	4,066	43,262
NBT Bancorp, Inc.	992	26,734
Northrim BanCorp, Inc.	514	12,290
OFG Bancorp	1,164	8,136
Old National Bancorp	3,241	39,508
Pacific Continental Corp.	1,610	25,969
Pacific Premier Bancorp, Inc. (I)	998	21,327
PacWest Bancorp	2,500	92,875
Park National Corp.	373	33,570
Penson Worldwide, Inc. (I)	1,757	7
People’s United Financial, Inc. (L)	6,887	109,710
Peoples Bancorp, Inc.	1,005	19,638
Pinnacle Financial Partners, Inc.	963	47,245
Popular, Inc.	2,351	67,262
Porter Bancorp, Inc. (I)	600	726
Preferred Bank	805	24,351
PrivateBancorp, Inc.	1,932	74,575
Prosperity Bancshares, Inc.	1,581	73,343
Regions Financial Corp.	31,682	248,704
Renasant Corp.	894	29,422
Republic Bancorp, Inc., Class A	983	25,391
Republic First Bancorp, Inc. (I)	3,700	15,577
S&T Bancorp, Inc.	834	21,484
Sandy Spring Bancorp, Inc.	750	20,873
ServisFirst Bancshares, Inc.	655	29,082
Sierra Bancorp	1,195	21,689
Signature Bank (I)	1,184	161,166
Simmons First National Corp., Class A	693	31,234
South State Corp.	607	38,988
Southside Bancshares, Inc.	712	18,562

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Sterling Bancorp	2,371	$37,770
Suffolk Bancorp	619	15,624
SunTrust Banks, Inc.	12,353	445,696
SVB Financial Group (I)	1,210	123,481
SY Bancorp, Inc. (I)	611	23,542
Synovus Financial Corp. (I)	3,289	95,085
Talmer Bancorp, Inc., Class A	1,719	31,097
TCF Financial Corp.	4,229	51,848
Texas Capital Bancshares, Inc. (I)	1,138	43,676
The Bancorp, Inc. (I)	1,064	6,086
The First of Long Island Corp.	832	23,712
The PNC Financial Services Group, Inc.	12,345	1,044,017
Towne Bank (L)	1,624	31,165
TriState Capital Holdings, Inc. (I)	1,159	14,603
Trustmark Corp.	1,815	41,799
U.S. Bancorp	42,213	1,713,426
UMB Financial Corp.	1,083	55,915
Umpqua Holdings Corp.	5,147	81,631
Union Bankshares Corp.	1,081	26,625
United Bankshares, Inc.	1,602	58,793
United Community Banks, Inc.	1,765	32,600
United Security Bancshares, Inc.	739	5,986
Univest Corp. of Pennsylvania	1,351	26,358
Valley National Bancorp	5,639	53,796
Washington Trust Bancorp, Inc.	492	18,361
Webster Financial Corp.	2,088	74,959
Wells Fargo & Company	122,160	5,907,658
WestAmerica Bancorp. (L)	712	34,682
Western Alliance Bancorp (I)	2,136	71,300
Wilshire Bancorp, Inc.	2,050	21,115
Wintrust Financial Corp.	1,120	49,661
Yadkin Financial Corp.	957	22,652
Zions Bancorporation	4,758	115,191
		28,869,891
Capital markets - 2.2%
Affiliated Managers Group, Inc. (I)	1,299	210,958
AllianceBernstein Holding LP	2,389	55,974
American Capital, Ltd. (I)	6,440	98,146
Ameriprise Financial, Inc.	4,326	406,687
Apollo Investment Corp.	5,361	29,754
Ares Capital Corp.	6,872	101,980
Ares Management LP	1,977	30,446
Arlington Asset Investment Corp., Class A	677	8,483
Artisan Partners Asset
Management, Inc., Class A	1,735	53,507
Ashford, Inc. (I)	93	4,240
Associated Capital Group, Inc., Class A (I)	622	17,428
BGC Partners, Inc., Class A	5,516	49,920
BlackRock Capital Investment Corp.	1,786	16,806
BlackRock, Inc.	3,940	1,341,846
Calamos Asset Management, Inc., Class A	1,209	10,264
Capitala Finance Corp.	845	10,140
Cohen & Steers, Inc.	1,079	41,995
Cowen Group, Inc., Class A (I)	2,816	10,729
E*TRADE Financial Corp. (I)	7,014	171,773
Eaton Vance Corp.	2,769	92,817
Ellington Financial LLC	739	12,873
Evercore Partners, Inc., Class A	903	46,730
Federated Investors, Inc., Class B	2,537	73,192
Fifth Street Asset Management, Inc.	1,595	4,881
Fifth Street Finance Corp.	3,923	19,693
Financial Engines, Inc.	1,195	37,559
Fortress Investment Group LLC, Class A	10,733	51,304
Franklin Resources, Inc.	14,648	572,004
FS Investment Corp.	5,317	48,757
Full Circle Capital Corp.	2,239	5,777
FXCM, Inc., Class A (I)	110	1,181
GAMCO Investors, Inc., Class A	622	23,051
Gladstone Capital Corp.	1,332	9,923
Gladstone Investment Corp.	1,494	10,488
Golub Capital BDC, Inc.	1,383	23,940
Greenhill & Company, Inc.	703	15,607
Harris & Harris Group, Inc. (I)	1,138	1,878
Hercules Capital, Inc.	1,774	21,306
HFF, Inc., Class A	916	25,217
Horizon Technology Finance Corp.	716	8,313
Houlihan Lokey, Inc.	363	9,039
Interactive Brokers Group, Inc., Class A	1,373	53,986
Invesco, Ltd.	10,255	315,546
Investment Technology Group, Inc.	961	21,238
Janus Capital Group, Inc.	4,317	63,158
Ladenburg Thalmann
Financial Services, Inc. (I)	4,635	11,588
Lazard, Ltd., Class A	2,908	112,830
Legg Mason, Inc.	2,604	90,307
LPL Financial Holdings, Inc.	2,228	55,254
Main Street Capital Corp. (L)	1,117	35,018
Medallion Financial Corp.	722	6,664
Medley Capital Corp.	1,736	11,458
Moelis & Company, Class A	1,259	35,542
Monroe Capital Corp.	606	8,393
Morgan Stanley	46,702	1,168,017
MVC Capital, Inc.	1,286	9,594
New Mountain Finance Corp.	1,367	17,279
Newtek Business Services Corp.	506	6,325
Northern Trust Corp.	5,501	358,500
Northstar Asset Management, Inc.	4,555	51,699
Oaktree Capital Group LLC	3,643	179,709
Och-Ziff Capital Management
Group LLC, Class A	11,717	50,969
Oppenheimer Holdings, Inc., Class A	428	6,754
PennantPark Floating Rate Capital, Ltd.	888	10,390
PennantPark Investment Corp.	1,523	9,229
Piper Jaffray Companies (I)	361	17,891
PJT Partners, Inc., Class A	316	7,600
Prospect Capital Corp. (L)	7,922	57,593
Pzena Investment Management, Inc., Class A	2,091	15,787
Raymond James Financial, Inc.	3,380	160,922
RCS Capital Corp., Class A (I)	2,107	22
Saratoga Investment Corp.	446	6,993
SEI Investments Company	4,015	172,846
Silvercrest Asset Management Group, Inc.	760	9,682
Solar Capital, Ltd.	945	16,330
Solar Senior Capital, Ltd.	600	8,748
State Street Corp.	9,811	574,140
Stellus Capital Investment Corp.	533	5,447
Stifel Financial Corp. (I)	1,589	47,034
T. Rowe Price Group, Inc.	6,169	453,175
TCP Capital Corp.	1,223	18,235
TD Ameritrade Holding Corp.	13,006	410,079
The Bank of New York Mellon Corp.	26,607	979,936
The Blackstone Group LP	12,667	355,309
The Carlyle Group LP	1,717	28,983
The Charles Schwab Corp.	31,313	877,390
The Goldman Sachs Group, Inc.	10,294	1,615,952
THL Credit, Inc.	1,140	12,346

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
TICC Capital Corp.	1,539	$7,387
TPG Specialty Lending, Inc.	1,156	18,646
Triangle Capital Corp.	914	18,810
TriplePoint Venture Growth BDC Corp.	664	6,972
U.S. Global Investors, Inc., Class A	1,559	2,697
Virtu Financial, Inc., Class A	3,420	75,616
Virtus Investment Partners, Inc.	232	18,122
Waddell & Reed Financial, Inc., Class A	1,952	45,950
Westwood Holdings Group, Inc.	304	17,830
WhiteHorse Finance, Inc.	944	9,799
WisdomTree Investments, Inc. (L)	3,238	37,010
		12,587,332
Consumer finance - 0.7%
American Express Company	23,636	1,451,250
Atlanticus Holdings Corp. (I)	1,048	3,144
Capital One Financial Corp.	12,857	891,119
Cash America International, Inc.	711	27,473
Credit Acceptance Corp. (I)(L)	482	87,507
Discover Financial Services	10,465	532,878
Emergent Capital, Inc. (I)	1,420	5,708
Encore Capital Group, Inc. (I)(L)	614	15,804
Enova International, Inc. (I)	650	4,102
EZCORP, Inc., Class A (I)	1,228	3,647
First Cash Financial Services, Inc.	673	30,998
Green Dot Corp., Class A (I)	1,419	32,594
Navient Corp.	9,300	111,321
Nelnet, Inc., Class A	1,071	42,165
OneMain Holdings, Inc. (I)	3,202	87,831
PRA Group, Inc. (I)	1,203	35,356
Santander Consumer USA Holdings, Inc. (I)	8,373	87,833
SLM Corp. (I)	10,289	65,438
Synchrony Financial (I)	19,759	566,293
The First Marblehead Corp. (I)	358	1,360
		4,083,821
Diversified financial services - 2.1%
BBX Capital Corp., Class A (I)	806	12,864
Berkshire Hathaway, Inc., Class B (I)	57,603	8,172,714
CBOE Holdings, Inc.	1,984	129,615
CME Group, Inc.	8,035	771,762
FactSet Research Systems, Inc.	998	151,227
GAIN Capital Holdings, Inc.	1,162	7,623
Intercontinental Exchange, Inc.	2,680	630,175
Leucadia National Corp.	8,626	139,482
MarketAxess Holdings, Inc.	873	108,977
Marlin Business Services Corp.	471	6,740
McGraw Hill Financial, Inc.	6,508	644,162
Moody’s Corp.	4,989	481,738
Morningstar, Inc.	1,062	93,743
MSCI, Inc.	2,626	194,534
Nasdaq, Inc.	4,021	266,914
NewStar Financial, Inc. (I)	1,315	11,506
On Deck Capital, Inc. (I)(L)	1,683	13,111
PICO Holdings, Inc. (I)	659	6,742
TheStreet, Inc.	2,512	3,115
Voya Financial, Inc.	5,343	159,061
		12,005,805
Insurance - 2.5%
Aflac, Inc.	10,515	663,917
Alleghany Corp. (I)	391	194,014
American Equity Investment Life
Holding Company	1,878	31,550
American Financial Group, Inc.	2,113	148,692
American International Group, Inc.	29,769	1,609,014
American National Insurance Company	717	82,814
AMERISAFE, Inc.	520	27,321
AmTrust Financial Services, Inc.	3,868	100,104
Arch Capital Group, Ltd. (I)	2,904	206,474
Argo Group International Holdings, Ltd.	657	37,705
Arthur J. Gallagher & Company	3,872	172,227
Aspen Insurance Holdings, Ltd.	1,417	67,591
Assurant, Inc.	1,589	122,591
Assured Guaranty, Ltd.	3,436	86,931
Axis Capital Holdings, Ltd.	2,349	130,276
Baldwin & Lyons, Inc., Class B	834	20,525
Brown & Brown, Inc.	3,305	118,319
Chubb, Ltd.	3,309	394,267
Cincinnati Financial Corp.	3,911	255,623
CNA Financial Corp.	6,192	199,259
CNO Financial Group, Inc.	4,728	84,726
Crawford & Company, Class B	1,640	10,627
eHealth, Inc. (I)	439	4,122
Employers Holdings, Inc.	815	22,934
Endurance Specialty Holdings, Ltd.	1,442	94,220
Enstar Group, Ltd. (I)	365	59,342
Erie Indemnity Company, Class A	1,141	106,102
Everest Re Group, Ltd.	1,153	227,637
Federated National Holding Company	385	7,569
Fidelity & Guaranty Life	1,517	39,806
First American Financial Corp.	2,568	97,866
FNF Group	6,767	229,401
Genworth Financial, Inc., Class A (I)	12,616	34,442
HCI Group, Inc.	331	11,022
Health Insurance Innovations, Inc. (I)	1,218	7,442
Heritage Insurance Holdings, Inc.	903	14,421
Horace Mann Educators Corp.	1,077	34,130
Infinity Property & Casualty Corp.	294	23,667
Investors Title Company	166	15,118
Kansas City Life Insurance Company	529	21,160
Kemper Corp.	1,498	44,296
Lincoln National Corp.	6,117	239,786
Loews Corp.	8,870	339,366
Maiden Holdings, Ltd.	1,994	25,802
Markel Corp. (I)	339	302,242
Marsh & McLennan Companies, Inc.	12,786	777,261
MBIA, Inc. (I)	4,550	40,268
Mercury General Corp.	1,321	73,316
MetLife, Inc.	26,774	1,176,450
National General Holdings Corp.	2,420	52,248
National Interstate Corp.	857	25,641
Old Republic International Corp.	6,658	121,708
OneBeacon Insurance Group, Ltd., Class A	3,271	41,640
Patriot National, Inc. (I)	905	6,969
Primerica, Inc.	1,305	58,112
Principal Financial Group, Inc.	6,975	275,164
ProAssurance Corp.	1,354	68,512
Prudential Financial, Inc.	10,831	782,215
Reinsurance Group of America, Inc.	1,618	155,733
RenaissanceRe Holdings, Ltd.	1,044	125,103
RLI Corp.	1,092	73,011
Safety Insurance Group, Inc.	503	28,701
Selective Insurance Group, Inc.	1,417	51,876
State Auto Financial Corp.	1,117	24,641
State National Companies, Inc.	1,659	20,903
Stewart Information Services Corp.	683	24,779

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The Allstate Corp.	9,632	$648,908
The Hanover Insurance Group, Inc.	1,084	97,798
The Hartford Financial Services Group, Inc.	10,083	464,625
The Navigators Group, Inc. (I)	351	29,438
The Phoenix Companies, Inc. (I)	217	7,994
The Progressive Corp.	14,145	497,055
The Travelers Companies, Inc.	7,520	877,659
Torchmark Corp.	3,038	164,538
United Fire Group, Inc.	746	32,690
United Insurance Holdings Corp.	687	13,197
Universal Insurance Holdings, Inc.	966	17,195
Unum Group	6,090	188,303
Validus Holdings, Ltd.	1,722	81,261
W.R. Berkley Corp.	3,047	171,241
White Mountains Insurance Group, Ltd.	136	109,154
		14,171,767
Real estate investment trusts - 4.1%
Acadia Realty Trust	1,698	59,651
AG Mortgage Investment Trust, Inc.	872	11,397
Agree Realty Corp.	612	23,544
Alexander’s, Inc.	132	50,233
Alexandria Real Estate Equities, Inc.	1,681	152,786
Altisource Residential Corp., Class B	1,526	18,312
American Assets Trust, Inc.	1,121	44,750
American Campus Communities, Inc.	2,556	120,362
American Capital Agency Corp.	8,021	149,431
American Capital Mortgage Investment Corp.	1,180	17,322
American Homes 4 Rent, Class A	6,421	102,094
American Tower Corp.	9,986	1,022,267
Annaly Capital Management, Inc.	21,725	222,899
Anworth Mortgage Asset Corp.	3,235	15,075
Apartment Investment & Management
Company, Class A	3,646	152,476
Apollo Commercial Real Estate Finance, Inc.	1,131	18,435
Apollo Residential Mortgage, Inc.	942	12,642
Apple Hospitality REIT, Inc.	3,155	62,501
Arbor Realty Trust, Inc.	2,192	14,840
Ares Commercial Real Estate Corp.	1,441	15,779
Armada Hoffler Properties, Inc.	575	6,469
ARMOUR Residential REIT, Inc.	1,067	22,973
Ashford Hospitality Prime, Inc.	1,479	17,260
Ashford Hospitality Trust, Inc.	3,242	20,684
AvalonBay Communities, Inc.	3,120	593,424
Blackstone Mortgage Trust, Inc., Class A	1,873	50,309
Bluerock Residential Growth REIT, Inc.	1,087	11,827
Boston Properties, Inc.	3,630	461,300
Brandywine Realty Trust	4,232	59,375
Brixmor Property Group, Inc.	7,038	180,314
BRT Realty Trust (I)	861	5,984
Camden Property Trust	2,001	168,264
Capstead Mortgage Corp.	2,151	21,273
Care Capital Properties, Inc.	1,962	52,660
CareTrust REIT, Inc.	1,184	15,037
CatchMark Timber Trust, Inc., Class A	1,518	16,440
CBL & Associates Properties, Inc.	3,918	46,624
Cedar Realty Trust, Inc.	782	5,654
Chatham Lodging Trust	1,014	21,730
Chesapeake Lodging Trust	1,393	36,859
Chimera Investment Corp.	888	12,068
Colony Capital, Inc., Class A	2,462	41,288
Colony Starwood Homes	918	22,721
Columbia Property Trust, Inc.	2,913	64,057
Communications Sales & Leasing, Inc.	3,640	80,990
CorEnergy Infrastructure Trust, Inc.	417	8,386
CoreSite Realty Corp.	722	50,547
Corporate Office Properties Trust	2,380	62,451
Corrections Corp. of America	2,676	85,766
Cousins Properties, Inc.	5,383	55,876
Crown Castle International Corp.	7,910	684,215
CubeSmart	3,931	130,902
CyrusOne, Inc.	1,231	56,195
CYS Investments, Inc.	2,071	16,858
DCT Industrial Trust, Inc.	2,000	78,940
DDR Corp.	8,843	157,317
DiamondRock Hospitality Company	4,943	50,023
Digital Realty Trust, Inc.	3,199	283,080
Douglas Emmett, Inc.	3,392	102,133
Duke Realty Corp.	8,404	189,426
DuPont Fabros Technology, Inc.	1,651	66,915
Dynex Capital, Inc.	1,997	13,280
Easterly Government Properties, Inc.	1,056	19,557
EastGroup Properties, Inc.	779	47,028
Education Realty Trust, Inc.	1,205	50,128
Empire State Realty Trust, Inc., Class A	2,633	46,156
EPR Properties	1,338	89,138
Equinix, Inc.	1,378	455,718
Equity Commonwealth (I)	3,285	92,703
Equity LifeStyle Properties, Inc.	1,974	143,569
Equity One, Inc.	3,082	88,330
Equity Residential	8,695	652,386
Essex Property Trust, Inc.	1,518	354,999
Extra Space Storage, Inc.	2,791	260,847
Federal Realty Investment Trust	1,595	248,900
FelCor Lodging Trust, Inc.	3,209	26,057
First Industrial Realty Trust, Inc.	2,658	60,443
First Potomac Realty Trust	2,501	22,659
Five Oaks Investment Corp.	910	5,096
Forest City Realty Trust, Inc.	4,623	97,499
Four Corners Property Trust, Inc.	1,318	23,658
Franklin Street Properties Corp.	2,442	25,910
Gaming and Leisure Properties, Inc.	2,939	90,874
General Growth Properties, Inc.	21,227	631,079
Getty Realty Corp.	1,067	21,159
Gladstone Commercial Corp.	1,238	20,278
Gladstone Land Corp.	637	6,415
Government Properties Income Trust	1,666	29,738
Gramercy Property Trust	10,492	88,657
Great Ajax Corp.	1,201	13,439
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	851	16,356
Hatteras Financial Corp.	2,201	31,474
HCP, Inc.	10,854	353,623
Healthcare Realty Trust, Inc.	2,408	74,383
Healthcare Trust of America, Inc., Class A	2,968	87,319
Hersha Hospitality Trust	1,286	27,443
Highwoods Properties, Inc.	2,196	104,991
Hospitality Properties Trust	3,527	93,677
Host Hotels & Resorts, Inc.	18,148	303,072
Hudson Pacific Properties, Inc.	2,199	63,595
Independence Realty Trust, Inc.	2,252	16,034
InfraREIT, Inc.	1,129	19,249
Invesco Mortgage Capital, Inc.	2,791	33,994
Investors Real Estate Trust	4,240	30,782
Iron Mountain, Inc.	4,985	169,041
iStar, Inc. (I)	2,248	21,716
Kilroy Realty Corp.	2,071	128,133

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Kimco Realty Corp.	9,873	$284,145
Kite Realty Group Trust	2,004	55,531
Ladder Capital Corp., Class A	2,583	32,158
Lamar Advertising Company, Class A	2,209	135,854
LaSalle Hotel Properties	2,682	67,881
Lexington Realty Trust	5,628	48,401
Liberty Property Trust	3,554	118,917
LTC Properties, Inc.	965	43,657
Mack-Cali Realty Corp.	2,086	49,021
Medical Properties Trust, Inc.	4,906	63,680
MFA Financial, Inc.	8,287	56,766
Mid-America Apartment Communities, Inc.	1,773	181,218
Monmouth Real Estate
Investment Corp., Class A	1,889	22,460
Monogram Residential Trust, Inc.	4,549	44,853
National Health Investors, Inc.	901	59,935
National Retail Properties, Inc.	2,941	135,874
National Storage Affiliates Trust	528	11,194
New Residential Investment Corp.	5,256	61,127
New Senior Investment Group, Inc.	2,778	28,613
New York Mortgage Trust, Inc.	2,737	12,973
New York REIT, Inc.	4,346	43,895
Newcastle Investment Corp.	1,798	7,785
NexPoint Residential Trust, Inc.	455	5,956
Northstar Realty Europe Corp.	1,374	15,938
Northstar Realty Finance Corp.	4,478	58,751
Omega Healthcare Investors, Inc.	4,246	149,884
One Liberty Properties, Inc.	1,056	23,665
Orchid Island Capital, Inc.	669	6,938
Outfront Media, Inc.	3,109	65,600
Owens Realty Mortgage, Inc.	632	10,093
Paramount Group, Inc.	5,946	94,839
Parkway Properties, Inc.	3,123	48,906
Pebblebrook Hotel Trust	1,740	50,582
Pennsylvania Real Estate Investment Trust	1,656	36,184
PennyMac Mortgage Investment Trust	1,521	20,746
Physicians Realty Trust	2,629	48,847
Piedmont Office Realty Trust, Inc., Class A	3,612	73,360
Post Properties, Inc.	1,263	75,452
Potlatch Corp.	951	29,957
Preferred Apartment Communities, Inc.	1,596	20,237
Prologis, Inc.	12,328	544,651
PS Business Parks, Inc.	702	70,558
Public Storage	4,098	1,130,351
QTS Realty Trust, Inc., Class A	1,080	51,170
RAIT Financial Trust	3,414	10,720
Ramco-Gershenson Properties Trust	2,242	40,423
Rayonier, Inc.	3,128	77,199
Realty Income Corp.	5,281	330,115
Redwood Trust, Inc.	2,106	27,546
Regency Centers Corp.	2,236	167,365
Resource Capital Corp.	801	9,011
Retail Opportunity Investments Corp.	2,239	45,049
Retail Properties of America, Inc., Class A	5,457	86,493
Rexford Industrial Realty, Inc.	1,649	29,946
RLJ Lodging Trust	3,050	69,784
Rouse Properties, Inc.	1,430	26,283
Ryman Hospitality Properties	1,232	63,423
Sabra Health Care REIT, Inc.	1,535	30,838
Saul Centers, Inc.	601	31,865
Select Income REIT	2,137	49,258
Senior Housing Properties Trust	5,378	96,212
Seritage Growth Properties (L)	651	32,530
Silver Bay Realty Trust Corp.	1,100	16,335
Simon Property Group, Inc.	7,484	1,554,352
SL Green Realty Corp.	2,318	224,568
Sotherly Hotels, Inc.	868	4,462
Sovran Self Storage, Inc.	854	100,729
Spirit Realty Capital, Inc.	9,832	110,610
STAG Industrial, Inc.	1,797	36,587
Starwood Property Trust, Inc.	5,232	99,042
STORE Capital Corp.	2,765	71,558
Summit Hotel Properties, Inc.	2,378	28,465
Sun Communities, Inc.	1,244	89,083
Sunstone Hotel Investors, Inc.	5,238	73,332
Tanger Factory Outlet Centers, Inc.	2,168	78,894
Taubman Centers, Inc.	1,475	105,064
Terreno Realty Corp.	1,284	30,110
The Macerich Company	3,705	293,584
Tier REIT, Inc.	439	5,900
Two Harbors Investment Corp.	7,848	62,313
UDR, Inc.	6,099	234,994
UMH Properties, Inc.	1,789	17,747
Urban Edge Properties	2,505	64,729
Urstadt Biddle Properties, Inc.	242	4,392
Urstadt Biddle Properties, Inc., Class A	1,203	25,203
Ventas, Inc.	7,849	494,173
VEREIT, Inc.	22,913	203,238
Vornado Realty Trust	4,513	426,163
Washington Real Estate Investment Trust	1,849	54,009
Weingarten Realty Investors	2,862	107,382
Welltower, Inc.	8,191	567,964
Western Asset Mortgage Capital Corp.	1,122	11,276
Weyerhaeuser Company	18,847	583,880
Wheeler Real Estate Investment Trust, Inc.	5,031	6,289
Whitestone REIT	1,408	17,699
Winthrop Realty Trust (I)	1,052	13,813
WP Carey, Inc.	2,458	152,986
WP GLIMCHER, Inc. (I)	4,412	41,870
ZAIS Financial Corp.	503	7,505
		23,144,955
Real estate management and development - 0.1%
Alexander & Baldwin, Inc.	1,192	43,723
American Spectrum Realty, Inc. (I)	265	1
AV Homes, Inc. (I)	996	11,315
CBRE Group, Inc., Class A (I)	7,904	227,793
Farmland Partners, Inc.	869	9,324
Forestar Group, Inc. (I)	1,047	13,653
FRP Holdings, Inc. (I)	434	15,450
Jones Lang LaSalle, Inc.	1,057	124,007
Kennedy-Wilson Holdings, Inc.	2,289	50,129
Marcus & Millichap, Inc. (I)	862	21,886
Tejon Ranch Company (I)	488	10,038
The Howard Hughes Corp. (I)	963	101,972
The RMR Group, Inc. (I)	171	4,277
The St. Joe Company (I)	2,200	37,730
		671,298
Thrifts and mortgage finance - 0.2%
Astoria Financial Corp.	2,156	34,151
Bank Mutual Corp.	3,105	23,505
BankFinancial Corp.	1,249	14,763
Beneficial Bancorp, Inc. (I)	2,114	28,941
BofI Holding, Inc. (I)(L)	1,568	33,461
Capitol Federal Financial, Inc.	3,236	42,909
Charter Financial Corp.	1,145	15,458

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Clifton Bancorp, Inc.	1,200	$18,144
Dime Community Bancshares, Inc.	1,286	22,659
Doral Financial Corp. (I)	22,261	3,784
EverBank Financial Corp.	2,690	40,592
Federal Agricultural Mortgage Corp., Class C	323	12,187
Federal Home Loan Mortgage Corp. (I)(L)	15,491	20,758
Federal National Mortgage Association (I)(L)	27,693	38,770
Flagstar Bancorp, Inc. (I)	1,507	32,340
Fox Chase Bancorp, Inc.	1,439	27,801
HF Financial Corp.	665	11,970
HomeStreet, Inc. (I)	713	14,838
Impac Secured Assets CMN Owner Trust (I)	266	3,689
Lake Sunapee Bank Group	812	11,352
LendingTree, Inc. (I)	326	31,876
Meridian Bancorp, Inc.	1,812	25,223
MGIC Investment Corp. (I)	8,139	62,426
New York Community Bancorp, Inc.	9,668	153,721
Northfield Bancorp, Inc.	1,901	31,252
Northwest Bancshares, Inc.	3,244	43,826
OceanFirst Financial Corp.	1,130	19,978
Ocwen Financial Corp. (I)	2,993	7,393
Oritani Financial Corp.	1,190	20,194
PHH Corp. (I)	1,363	17,092
Provident Financial Services, Inc.	1,750	35,333
Radian Group, Inc.	4,589	56,904
Security National Financial Corp., Class A (I)	486	2,474
SI Financial Group, Inc.	981	13,665
Territorial Bancorp, Inc.	555	14,463
TFS Financial Corp.	7,203	125,116
TrustCo Bank Corp.	2,802	16,980
United Community Financial Corp.	1,925	11,300
United Financial Bancorp, Inc.	1,528	19,238
Walker & Dunlop, Inc. (I)	894	21,697
Walter Investment Management Corp. (I)	929	7,098
Washington Federal, Inc.	2,085	47,225
Westfield Financial, Inc.	1,537	12,957
WSFS Financial Corp.	900	29,268
		1,278,771
		96,813,640
Health care - 12.4%
Biotechnology - 3.2%
AbbVie, Inc.	39,440	2,252,813
ACADIA Pharmaceuticals, Inc. (I)	2,611	73,004
Acceleron Pharma, Inc. (I)	885	23,355
Achillion Pharmaceuticals, Inc. (I)	2,923	22,566
Acorda Therapeutics, Inc. (I)	997	26,371
Aduro Biotech, Inc. (I)	1,449	18,562
Advaxis, Inc. (I)	705	6,366
Aegerion Pharmaceuticals, Inc. (I)	693	2,564
Affymax, Inc. (I)	914	85
Agenus, Inc. (I)	2,116	8,803
Agios Pharmaceuticals, Inc. (I)(L)	891	36,175
Aimmune Therapeutics, Inc. (I)	940	12,746
Akebia Therapeutics, Inc. (I)	1,194	10,758
Alder Biopharmaceuticals, Inc. (I)	1,051	25,739
Aldeyra Therapeutics, Inc. (I)	790	3,310
Alexion Pharmaceuticals, Inc. (I)	5,414	753,737
Alkermes PLC (I)	3,550	121,375
Alnylam Pharmaceuticals, Inc. (I)	2,012	126,293
AMAG Pharmaceuticals, Inc. (I)	703	16,450
Ambit Biosciences Corp. (I)	515	309
Amgen, Inc.	18,083	2,711,184
Amicus Therapeutics, Inc. (I)(L)	3,292	27,817
Anacor Pharmaceuticals, Inc. (I)	1,060	56,657
Anthera Pharmaceuticals, Inc. (I)	1,412	5,111
Applied Genetic Technologies Corp. (I)	426	5,955
Ardelyx, Inc. (I)	547	4,250
Arena Pharmaceuticals, Inc. (I)	5,611	11,054
ARIAD Pharmaceuticals, Inc. (I)	4,350	27,797
ArQule, Inc. (I)	1,903	3,045
Array BioPharma, Inc. (I)	3,361	9,915
Arrowhead Research Corp. (I)	1,191	5,741
Asterias Biotherapeutics, Inc. (I)	151	710
Atara Biotherapeutics, Inc. (I)	628	11,951
aTyr Pharma, Inc. (I)	680	2,679
Avalanche Biotechnologies, Inc. (I)	534	2,761
AVEO Pharmaceuticals, Inc. (I)	937	862
Baxalta, Inc.	15,881	641,592
Bellicum Pharmaceuticals, Inc. (I)(L)	735	6,872
BIND Therapeutics, Inc. (I)	634	1,395
BioCryst Pharmaceuticals, Inc. (I)	2,070	5,858
Biogen, Inc. (I)	5,365	1,396,617
BioMarin Pharmaceutical, Inc. (I)	3,803	313,671
Biota Pharmaceuticals, Inc. (I)	4,178	6,267
BioTime, Inc. (I)(L)	2,574	7,387
Bluebird Bio, Inc. (I)	874	37,145
Blueprint Medicines Corp. (I)	706	12,743
Cara Therapeutics, Inc. (I)	670	4,167
Catabasis Pharmaceuticals, Inc. (I)	726	3,659
Catalyst Biosciences, Inc.	103	173
Catalyst Pharmaceuticals, Inc. (I)	2,787	3,261
CEL-SCI Corp. (I)	923	489
Celgene Corp. (I)	18,942	1,895,905
Celldex Therapeutics, Inc. (I)(L)	2,434	9,201
Cepheid, Inc. (I)	1,746	58,247
ChemoCentryx, Inc. (I)	1,110	2,764
Chiasma, Inc. (I)	508	4,653
Chimerix, Inc. (I)	1,016	5,192
Cidara Therapeutics, Inc. (I)	342	4,343
Clovis Oncology, Inc. (I)	1,028	19,738
Coherus Biosciences, Inc. (I)	972	20,636
CoLucid Pharmaceuticals, Inc. (I)	647	4,011
Concert Pharmaceuticals, Inc. (I)	454	6,202
CTI BioPharma Corp. (I)	4,413	2,345
Curis, Inc. (I)	4,091	6,587
Cytokinetics, Inc. (I)	1,580	11,139
CytomX Therapeutics, Inc. (I)	800	10,320
Cytori Therapeutics, Inc. (I)	4,643	989
CytRx Corp. (I)	2,583	6,922
Dicerna Pharmaceuticals, Inc. (I)	583	3,125
Dimension Therapeutics, Inc. (I)	662	5,183
Dynavax Technologies Corp. (I)	804	15,469
Eagle Pharmaceuticals, Inc. (I)(L)	378	15,309
Edge Therapeutics, Inc. (I)	662	6,057
Eiger BioPharmaceuticals, Inc. (I)	46	771
Emergent BioSolutions, Inc. (I)	908	33,006
Enanta Pharmaceuticals, Inc. (I)(L)	448	13,158
Enzon Pharmaceuticals, Inc.	1,758	826
Epirus Biopharmaceuticals, Inc. (I)	1,141	3,069
Epizyme, Inc. (I)	1,122	13,599
Esperion Therapeutics, Inc. (I)	486	8,218
Exact Sciences Corp. (I)	2,201	14,835
Exelixis, Inc. (I)(L)	5,758	23,032
Fibrocell Science, Inc. (I)	1,483	3,708
FibroGen, Inc. (I)	1,476	31,424

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Five Prime Therapeutics, Inc. (I)	729	$29,619
Flexion Therapeutics, Inc. (I)	500	4,600
Fortress Biotech, Inc. (I)	808	2,505
Foundation Medicine, Inc. (I)	860	15,635
Galena Biopharma, Inc. (I)	4,519	6,146
Genocea Biosciences, Inc. (I)	1,282	9,923
Genomic Health, Inc. (I)	747	18,503
Geron Corp. (I)(L)	3,630	10,600
Gilead Sciences, Inc.	34,630	3,181,112
Global Blood Therapeutics, Inc. (I)	677	10,737
GTx, Inc. (I)	7,366	3,683
Halozyme Therapeutics, Inc. (I)(L)	2,949	27,927
Idera Pharmaceuticals, Inc. (I)	3,698	7,322
Immune Design Corp. (I)	707	9,191
ImmunoCellular Therapeutics, Ltd. (I)	2,073	601
ImmunoGen, Inc. (I)	1,931	16,452
Immunomedics, Inc. (I)(L)	2,223	5,558
Incyte Corp. (I)	4,388	317,998
Infinity Pharmaceuticals, Inc. (I)	1,260	6,640
Inotek Pharmaceuticals Corp. (I)	727	5,380
Inovio Pharmaceuticals, Inc. (I)(L)	2,196	19,127
Insmed, Inc. (I)	1,531	19,398
Insys Therapeutics, Inc. (I)(L)	1,808	28,910
Intercept Pharmaceuticals, Inc. (I)(L)	545	70,016
Intrexon Corp. (I)(L)	2,713	91,944
Invitae Corp. (I)	887	9,074
Ionis Pharmaceuticals, Inc. (I)	2,873	116,357
Ironwood Pharmaceuticals, Inc. (I)	3,638	39,800
Juno Therapeutics, Inc. (I)	2,337	89,016
Keryx Biopharmaceuticals, Inc. (I)(L)	2,736	12,777
Kite Pharma, Inc. (I)(L)	1,121	51,465
Kura Oncology, Inc. (I)	759	3,074
Lexicon Pharmaceuticals, Inc. (I)(L)	3,201	38,252
Ligand Pharmaceuticals, Inc. (I)(L)	464	49,690
Loxo Oncology, Inc. (I)	490	13,397
MacroGenics, Inc. (I)	697	13,069
MannKind Corp. (I)(L)	9,636	15,514
Medivation, Inc. (I)	3,732	171,597
Merrimack Pharmaceuticals, Inc. (I)	2,436	20,389
MiMedx Group, Inc. (I)(L)	2,892	25,276
Minerva Neurosciences, Inc. (I)	973	5,974
Mirna Therapeutics, Inc. (I)	946	4,134
Momenta Pharmaceuticals, Inc. (I)	1,421	13,130
Myriad Genetics, Inc. (I)(L)	1,697	63,519
Nanosphere, Inc. (I)	77	61
NantKwest, Inc. (I)(L)	1,904	15,651
Natera, Inc. (I)	1,204	11,462
Neuralstem, Inc. (I)	2,608	1,956
Neurocrine Biosciences, Inc. (I)	1,998	79,021
NewLink Genetics Corp. (I)	619	11,266
Nivalis Therapeutics, Inc. (I)	796	3,319
Northwest Biotherapeutics, Inc. (I)(L)	2,131	3,111
Novavax, Inc. (I)(L)	6,532	33,705
Omthera Pharmaceuticals, Inc. (I)	598	368
Oncocyte Corp. (I)(L)	886	4,084
OncoGenex Pharmaceuticals, Inc. (I)	486	332
OncoMed Pharmaceuticals, Inc. (I)	930	9,402
Onconova Therapeutics, Inc. (I)	648	376
Oncothyreon, Inc. (I)	3,009	3,821
Ophthotech Corp. (I)	874	36,944
OPKO Health, Inc. (I)(L)	12,854	133,553
Oragenics, Inc. (I)	4,305	3,961
Orexigen Therapeutics, Inc. (I)	3,358	1,890
Osiris Therapeutics, Inc. (I)	877	5,008
Otonomy, Inc. (I)	782	11,667
OvaScience, Inc. (I)	722	6,852
PDL BioPharma, Inc. (L)	3,871	12,890
Peregrine Pharmaceuticals, Inc. (I)	5,552	2,335
Pfenex, Inc. (I)	740	7,274
PharmAthene, Inc. (I)	2,050	3,875
Pieris Pharmaceuticals, Inc. (I)	2,635	5,007
Portola Pharmaceuticals, Inc. (I)	1,368	27,907
Progenics Pharmaceuticals, Inc. (I)	2,184	9,522
Pronai Therapeutics, Inc. (I)	660	4,448
Proteon Therapeutics, Inc. (I)	450	3,483
PTC Therapeutics, Inc. (I)(L)	811	5,223
Puma Biotechnology, Inc. (I)(L)	760	22,321
Raptor Pharmaceutical Corp. (I)	2,154	9,908
Recro Pharma, Inc. (I)	699	4,173
Regeneron Pharmaceuticals, Inc. (I)	2,456	885,241
REGENXBIO, Inc. (I)	608	6,566
Regulus Therapeutics, Inc. (I)	1,345	9,321
Repligen Corp. (I)	766	20,544
Retrophin, Inc. (I)	849	11,597
Rigel Pharmaceuticals, Inc. (I)	2,154	4,480
Sage Therapeutics, Inc. (I)	725	23,244
Sangamo BioSciences, Inc. (I)	1,501	9,081
Sarepta Therapeutics, Inc. (I)(L)	1,190	23,229
Savient Pharmaceuticals, Inc. (I)	1,834	0
Seattle Genetics, Inc. (I)(L)	3,051	107,060
Seres Therapeutics, Inc. (I)	886	23,532
SIGA Technologies, Inc. (I)	1,202	637
Spark Therapeutics, Inc. (I)	580	17,116
Spectrum Pharmaceuticals, Inc. (I)	1,952	12,415
Strongbridge Biopharma PLC (I)	858	3,912
Sunesis Pharmaceuticals, Inc. (I)	1,601	865
Synergy Pharmaceuticals, Inc. (I)	3,789	10,458
Synthetic Biologics, Inc. (I)	2,609	6,157
T2 Biosystems, Inc. (I)	536	5,285
TESARO, Inc. (I)(L)	1,012	44,558
TetraLogic Pharmaceuticals Corp. (I)	2,672	474
Tobira Therapeutics, Inc. (I)	609	4,982
Tonix Pharmaceuticals Holding Corp. (I)	871	2,099
Tracon Pharmaceuticals, Inc. (I)	656	4,585
Trevena, Inc. (I)	1,343	11,107
Trius Therapeutics, Inc. (I)(L)	1,243	137
TrovaGene, Inc. (I)	1,127	5,241
Ultragenyx Pharmaceutical, Inc. (I)	923	58,435
United Therapeutics Corp. (I)	1,103	122,907
Vanda Pharmaceuticals, Inc. (I)	1,411	11,796
Vericel Corp. (I)	2,304	13,501
Versartis, Inc. (I)	943	7,563
Vertex Pharmaceuticals, Inc. (I)	5,780	459,452
Viking Therapeutics, Inc. (I)(L)	1,807	2,566
Vitae Pharmaceuticals, Inc. (I)	611	4,051
Vital Therapies, Inc. (I)	664	6,022
Voyager Therapeutics, Inc. (I)	580	5,063
vTv Therapeutics, Inc., Class A (I)	1,149	5,929
XBiotech, Inc. (I)	884	8,354
Xencor, Inc. (I)	877	11,769
XOMA Corp. (I)(L)	4,093	3,164
Zafgen, Inc. (I)	643	4,295
ZIOPHARM Oncology, Inc. (I)(L)	3,606	26,757
		18,306,903
Health care equipment and supplies - 1.7%
Abaxis, Inc.	590	26,780

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Abbott Laboratories	35,988	$1,505,378
ABIOMED, Inc. (I)	1,039	98,508
Accuray, Inc. (I)	1,959	11,323
Alere, Inc. (I)	2,048	103,649
Align Technology, Inc. (I)	1,916	139,274
Allied Healthcare Products, Inc. (I)	1,783	1,159
Alphatec Holdings, Inc. (I)	6,729	1,615
Analogic Corp.	318	25,125
AngioDynamics, Inc. (I)	1,074	13,199
Anika Therapeutics, Inc. (I)	489	21,868
AtriCure, Inc. (I)	396	6,665
Atrion Corp.	62	24,512
Avinger, Inc. (I)	287	2,749
Baxter International, Inc.	12,937	531,452
Becton, Dickinson and Company	4,925	747,714
Biolase, Inc. (I)	1,230	1,611
Boston Scientific Corp. (I)	31,741	597,048
Bovie Medical Corp. (I)	2,283	3,813
C.R. Bard, Inc.	1,765	357,713
Cantel Medical Corp.	1,032	73,644
Cardiovascular Systems, Inc. (I)	758	7,860
CAS Medical Systems, Inc. (I)	5,285	7,505
Cerus Corp. (I)	1,542	9,144
Cogentix Medical, Inc. (I)	741	815
ConforMIS, Inc. (I)	545	5,859
CONMED Corp.	658	27,597
CryoLife, Inc.	1,362	14,642
Cynosure, Inc., Class A (I)	305	13,457
Delcath Systems, Inc. (I)	10,462	3,008
DENTSPLY SIRONA, Inc.	5,871	361,830
DexCom, Inc. (I)	1,910	129,708
Edwards Lifesciences Corp. (I)	5,120	451,635
Endologix, Inc. (I)	2,070	17,305
Entellus Medical, Inc. (I)	617	11,223
EnteroMedics, Inc. (I)	136	132
Exactech, Inc. (I)	465	9,421
FONAR Corp. (I)	548	8,428
GenMark Diagnostics, Inc. (I)	1,303	6,867
Glaukos Corp. (I)	374	6,306
Globus Medical, Inc., Class A (I)	1,774	42,133
Greatbatch, Inc. (I)	645	22,988
Haemonetics Corp. (I)	1,210	42,326
Halyard Health, Inc. (I)	1,088	31,258
HeartWare International, Inc. (I)	482	15,144
Hill-Rom Holdings, Inc.	1,350	67,905
Hologic, Inc. (I)	6,703	231,254
ICU Medical, Inc. (I)	360	37,476
IDEXX Laboratories, Inc. (I)	2,256	176,690
Inogen, Inc. (I)	402	18,082
Insulet Corp. (I)	1,332	44,169
Integra LifeSciences Holdings Corp. (I)	811	54,629
Intuitive Surgical, Inc. (I)	873	524,717
Invacare Corp.	804	10,589
iRadimed Corp. (I)	216	4,139
K2M Group Holdings, Inc. (I)	1,052	15,601
Kewaunee Scientific Corp.	314	5,228
LDR Holding Corp. (I)	692	17,639
LivaNova PLC (I)	478	25,802
Masimo Corp. (I)	1,228	51,380
Meridian Bioscience, Inc.	1,077	22,197
Merit Medical Systems, Inc. (I)	1,003	18,545
Natus Medical, Inc. (I)	845	32,473
Neogen Corp. (I)	891	44,862
Nevro Corp. (I)(L)	604	33,981
Novocure, Ltd. (I)	1,365	19,765
NuVasive, Inc. (I)	1,152	56,045
Nuvectra Corp. (I)	215	1,163
NxStage Medical, Inc. (I)	1,716	25,723
OraSure Technologies, Inc. (I)	1,641	11,864
Orthofix International NV (I)	450	18,684
Penumbra, Inc. (I)	541	24,886
PhotoMedex, Inc. (I)	575	311
Quidel Corp. (I)	889	15,344
ResMed, Inc.	3,370	194,853
Rockwell Medical, Inc. (I)	1,088	8,171
Roka Bioscience, Inc. (I)	746	515
RTI Surgical, Inc. (I)	2,109	8,436
SeaSpine Holdings Corp. (I)	270	3,953
Spectranetics Corp. (I)	1,076	15,624
St. Jude Medical, Inc.	6,733	370,315
STAAR Surgical Company (I)	873	6,451
STERIS PLC	461	32,754
Strata Skin Sciences, Inc. (I)	89	84
Stryker Corp.	9,033	969,151
SurModics, Inc. (I)	502	9,242
Symmetry Surgical, Inc. (I)	1,041	10,264
Synergetics USA, Inc. (I)	781	148
Tandem Diabetes Care, Inc. (I)	522	4,547
Teleflex, Inc.	962	151,044
The Cooper Companies, Inc.	1,140	175,526
Unilife Corp. (I)(L)	4,767	3,242
Utah Medical Products, Inc.	216	13,509
Varian Medical Systems, Inc. (I)	2,401	192,128
Vascular Solutions, Inc. (I)	536	17,436
Veracyte, Inc. (I)	846	4,568
West Pharmaceutical Services, Inc.	1,720	119,230
Wright Medical Group NV (I)	967	16,052
Zeltiq Aesthetics, Inc. (I)(L)	935	25,395
Zimmer Biomet Holdings, Inc.	4,134	440,808
		9,945,979
Health care providers and services - 2.5%
AAC Holdings, Inc. (I)(L)	530	10,489
Acadia Healthcare Company, Inc. (I)	1,570	86,523
Accretive Health, Inc. (I)	2,325	5,929
Aceto Corp.	706	16,633
Addus HomeCare Corp. (I)	369	6,343
Adeptus Health, Inc., Class A (I)(L)	517	28,714
Aetna, Inc.	8,331	935,988
Air Methods Corp. (I)	930	33,685
Almost Family, Inc. (I)	242	9,012
Amedisys, Inc. (I)	738	35,675
American CareSource Holdings, Inc. (I)	2,009	944
AmerisourceBergen Corp.	5,216	451,445
AMN Healthcare Services, Inc. (I)	1,236	41,542
Amsurg Corp. (I)	1,135	84,671
Anthem, Inc.	6,310	877,027
Brookdale Senior Living, Inc. (I)	4,397	69,824
Capital Senior Living Corp. (I)	703	13,020
Cardinal Health, Inc.	7,835	642,078
Centene Corp. (I)	3,992	245,776
Chemed Corp.	380	51,471
Cigna Corp.	6,156	844,849
Civitas Solutions, Inc. (I)	1,003	17,482
Community Health Systems, Inc. (I)	2,740	50,717
CorVel Corp. (I)	482	19,000
Cross Country Healthcare, Inc. (I)	1,058	12,305

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
DaVita HealthCare Partners, Inc. (I)	5,111	$375,045
Diplomat Pharmacy, Inc. (I)(L)	1,403	38,442
Envision Healthcare Holdings, Inc. (I)	4,391	89,576
ExamWorks Group, Inc. (I)	982	29,028
Express Scripts Holding Company (I)	16,518	1,134,621
Genesis Healthcare, Inc. (I)	4,078	9,461
Hanger, Inc. (I)	841	5,467
HCA Holdings, Inc. (I)	10,000	780,500
HealthEquity, Inc. (I)	1,249	30,813
HealthSouth Corp.	1,991	74,921
Healthways, Inc. (I)	968	9,767
Henry Schein, Inc. (I)	1,995	344,397
Hooper Holmes, Inc. (I)	9,709	1,341
Humana, Inc.	3,541	647,826
InfuSystems Holdings, Inc. (I)	1,524	5,364
Interpace Diagnostics Group, Inc. (I)	770	193
Kindred Healthcare, Inc.	2,078	25,663
Laboratory Corp. of America Holdings (I)	2,378	278,535
LHC Group, Inc. (I)	506	17,993
LifePoint Health, Inc. (I)	1,048	72,574
Magellan Health Services, Inc. (I)	611	41,505
McKesson Corp.	5,544	871,794
Medcath Corp. (I)	613	307
MEDNAX, Inc. (I)	2,303	148,820
Molina Healthcare, Inc. (I)	1,187	76,550
National HealthCare Corp.	369	22,989
National Research Corp., Class B	660	23,212
Owens & Minor, Inc.	1,467	59,296
Patterson Companies, Inc.	2,453	114,138
PharMerica Corp. (I)	818	18,086
Premier, Inc., Class A (I)	3,461	115,459
Quest Diagnostics, Inc.	3,422	244,502
RadNet, Inc. (I)	1,485	7,173
Select Medical Holdings Corp. (I)	3,255	38,442
Surgery Partners, Inc. (I)	717	9,507
Surgical Care Affiliates, Inc. (I)	987	45,678
Team Health Holdings, Inc. (I)	1,728	72,248
Teladoc, Inc. (I)	546	5,242
Tenet Healthcare Corp. (I)	2,385	68,998
The Ensign Group, Inc.	1,358	30,745
The Providence Service Corp. (I)	384	19,611
UnitedHealth Group, Inc.	22,717	2,928,221
Universal American Corp.	1,908	13,623
Universal Health Services, Inc., Class B	2,340	291,845
US Physical Therapy, Inc.	394	19,594
VCA, Inc. (I)	1,958	112,957
WellCare Health Plans, Inc. (I)	1,019	94,512
		14,057,723
Health care technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	4,228	55,852
athenahealth, Inc. (I)	894	124,069
Castlight Health, Inc., B Shares (I)	2,151	7,163
Cerner Corp. (I)	8,162	432,260
Computer Programs & Systems, Inc.	274	14,281
Evolent Health, Inc., Class A (I)	456	4,815
HealthStream, Inc. (I)	711	15,706
HMS Holdings Corp. (I)	2,028	29,102
HTG Molecular Diagnostics, Inc. (I)	1,424	4,087
Icad, Inc. (I)	1,245	6,350
IMS Health Holdings, Inc. (I)	8,040	213,462
Inovalon Holdings, Inc., Class A (I)(L)	3,532	65,413
Medidata Solutions, Inc. (I)	1,308	50,633
Omnicell, Inc. (I)	940	26,198
Press Ganey Holdings, Inc. (I)	799	24,034
Quality Systems, Inc.	1,382	21,062
Simulations Plus, Inc.	1,330	11,744
Veeva Systems, Inc., Class A (I)	3,179	79,602
		1,185,833
Life sciences tools and services - 0.7%
Accelerate Diagnostics, Inc. (I)	1,262	18,135
Affymetrix, Inc. (I)(L)	2,012	28,188
Agilent Technologies, Inc.	8,021	319,637
Albany Molecular Research, Inc. (I)(L)	803	12,278
BG Medicine, Inc. (I)	390	140
Bio-Rad Laboratories, Inc., Class A (I)	706	96,524
Bio-Techne Corp.	916	86,580
Bruker Corp.	3,989	111,692
Cambrex Corp. (I)	809	35,596
Charles River
Laboratories International, Inc. (I)	1,150	87,331
Fluidigm Corp. (I)	639	5,157
Harvard Bioscience, Inc. (I)	1,760	5,315
Illumina, Inc. (I)	3,417	553,930
INC Research Holdings, Inc., Class A (I)	1,523	62,763
Luminex Corp. (I)	1,335	25,899
Mettler-Toledo International, Inc. (I)	673	232,023
NanoString Technologies, Inc. (I)	442	6,727
NeoGenomics, Inc. (I)	2,193	14,781
Pacific Biosciences of California, Inc. (I)(L)	2,695	22,908
PAREXEL International Corp. (I)	1,321	82,866
PerkinElmer, Inc.	2,663	131,712
PRA Health Sciences, Inc. (I)	1,478	63,199
Quintiles Transnational Holdings, Inc. (I)	2,944	191,654
Sequenom, Inc. (I)	2,766	3,900
Thermo Fisher Scientific, Inc.	9,457	1,339,017
VWR Corp. (I)	3,079	83,318
Waters Corp. (I)	1,956	258,036
		3,879,306
Pharmaceuticals - 4.1%
AcelRx Pharmaceuticals, Inc. (I)	1,558	4,799
Aclaris Therapeutics, Inc. (I)	421	7,978
Acura Pharmaceuticals, Inc. (I)	276	781
Adamis Pharmaceuticals Corp. (I)	1,099	6,737
Aerie Pharmaceuticals, Inc. (I)	661	8,038
Agile Therapeutics, Inc. (I)	721	4,477
Akorn, Inc. (I)	2,621	61,672
Alexza Pharmaceuticals, Inc. (I)	2,067	1,001
Alimera Sciences, Inc. (I)(L)	2,170	3,798
Allergan PLC (I)	9,329	2,500,452
Amphastar Pharmaceuticals, Inc. (I)	1,165	13,980
Ampio Pharmaceuticals, Inc. (I)	1,904	4,284
ANI Pharmaceuticals, Inc. (I)	349	11,747
Apricus Biosciences, Inc. (I)(L)	3,553	2,064
Aratana Therapeutics, Inc. (I)	1,008	5,564
Axsome Therapeutics, Inc. (I)	447	3,844
Aytu BioScience, Inc. (I)	380	241
BioDelivery Sciences International, Inc. (I)(L)	1,190	3,844
Bristol-Myers Squibb Company	39,613	2,530,478
Carbylan Therapeutics, Inc. (I)	961	618
Catalent, Inc. (I)	2,996	79,903
Cempra, Inc. (I)	1,116	19,552
Chelsea Therapeutics International, Ltd. (I)	1,686	135
Collegium Pharmaceutical, Inc. (I)	398	7,224
ContraVir Pharmaceuticals, Inc. (I)	246	298
Corcept Therapeutics, Inc. (I)	2,803	13,118

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Corium International, Inc. (I)	766	$2,957
Cumberland Pharmaceuticals, Inc. (I)	672	3,017
Depomed, Inc. (I)	1,587	22,107
Dermira, Inc. (I)	706	14,600
Dipexium Pharmaceuticals, Inc. (I)	582	5,535
Durect Corp. (I)	3,310	4,469
Dyax Corp. (I)	3,471	9,337
Egalet Corp. (I)	722	4,953
Eli Lilly & Company	26,475	1,906,465
Endo International PLC (I)	2,768	77,919
Endocyte, Inc. (I)	899	2,787
Flex Pharma, Inc. (I)	620	6,801
Horizon Pharma PLC (I)(L)	3,777	62,585
Impax Laboratories, Inc. (I)	1,658	53,089
Innoviva, Inc. (L)	2,971	37,405
Intersect ENT, Inc. (I)	636	12,084
Johnson & Johnson	66,261	7,169,440
Juniper Pharmaceuticals, Inc. (I)	351	2,320
KemPharm, Inc. (I)	384	5,568
Lannett Company, Inc. (I)	902	16,173
Merck & Company, Inc.	67,245	3,557,933
MyoKardia, Inc. (I)	577	6,180
Nektar Therapeutics (I)	3,002	41,278
Neos Therapeutics, Inc. (I)	440	4,748
Ocera Therapeutics, Inc. (I)	1,520	4,435
Ocular Therapeutix, Inc. (I)	655	6,327
Omeros Corp. (I)(L)	833	12,778
Pacira Pharmaceuticals, Inc. (I)(L)	894	47,364
Paratek Pharmaceuticals, Inc. (I)	515	7,813
Pernix Therapeutics Holdings, Inc. (I)	778	817
Pfizer, Inc.	146,070	4,329,515
Phibro Animal Health Corp., Class A	1,003	27,121
Prestige Brands Holdings, Inc. (I)	1,278	68,232
Relypsa, Inc. (I)	1,032	13,984
Repros Therapeutics, Inc. (I)	1,191	1,155
Revance Therapeutics, Inc. (I)	719	12,554
Rock Creek Pharmaceuticals, Inc. (I)	165	60
Sagent Pharmaceuticals, Inc. (I)	726	8,835
SciClone Pharmaceuticals, Inc. (I)	1,414	15,554
Sucampo Pharmaceuticals, Inc., Class A (I)	1,136	12,416
Supernus Pharmaceuticals, Inc. (I)	1,455	22,189
Teligent, Inc. (I)	1,342	6,576
Tetraphase Pharmaceuticals, Inc. (I)	851	3,940
The Medicines Company (I)	1,542	48,989
TherapeuticsMD, Inc. (I)(L)	4,308	27,571
VIVUS, Inc. (I)	2,325	3,255
XenoPort, Inc. (I)	2,349	10,594
Zoetis, Inc.	11,944	529,478
Zogenix, Inc. (I)	445	4,112
		23,552,041
		70,927,785
Industrials - 10.3%
Aerospace and defense - 2.3%
AAR Corp.	1,006	23,410
Aerojet Rocketdyne Holdings, Inc. (I)	1,536	25,160
Aerovironment, Inc. (I)	570	16,142
API Technologies Corp. (I)	1,409	2,776
Astronics Corp. (I)	519	19,800
Astronics Corp., Class B (I)	77	2,960
B/E Aerospace, Inc.	2,544	117,329
BWX Technologies, Inc.	2,438	81,819
CPI Aerostructures, Inc. (I)	277	2,030
Cubic Corp.	656	26,214
Curtiss-Wright Corp.	1,137	86,037
DigitalGlobe, Inc. (I)	1,782	30,829
Ducommun, Inc. (I)	443	6,756
Engility Holdings, Inc. (I)	963	18,066
Esterline Technologies Corp. (I)	729	46,707
General Dynamics Corp.	7,637	1,003,273
HEICO Corp., Class A	1,395	66,402
Hexcel Corp.	2,320	101,407
Honeywell International, Inc.	18,636	2,088,164
Huntington Ingalls Industries, Inc.	1,164	159,398
KLX, Inc. (I)	1,217	39,114
L-3 Communications Holdings, Inc.	1,941	230,009
LMI Aerospace, Inc. (I)	967	8,229
Lockheed Martin Corp.	7,458	1,651,947
Moog, Inc., Class A (I)	991	45,269
National Presto Industries, Inc. (L)	258	21,605
Northrop Grumman Corp.	4,464	883,426
Orbital ATK, Inc.	1,419	123,368
Raytheon Company	7,257	889,926
Rockwell Collins, Inc.	3,185	293,689
Spirit AeroSystems Holdings, Inc., Class A (I)	3,418	155,040
TASER International, Inc. (I)	1,282	25,166
Teledyne Technologies, Inc. (I)	849	74,831
Textron, Inc.	6,653	242,568
The Boeing Company	16,081	2,041,322
The KEYW Holding Corp. (I)	1,640	10,890
TransDigm Group, Inc. (I)	1,240	273,222
Triumph Group, Inc.	1,147	36,108
United Technologies Corp.	21,248	2,126,925
Vectrus, Inc. (I)	257	5,847
		13,103,180
Air freight and logistics - 0.7%
Air Transport Services Group, Inc. (I)	1,747	26,869
Atlas Air Worldwide Holdings, Inc. (I)	547	23,122
C.H. Robinson Worldwide, Inc.	3,402	252,530
Echo Global Logistics, Inc. (I)	676	18,360
Expeditors International of Washington, Inc.	4,529	221,060
FedEx Corp.	6,748	1,098,035
Forward Air Corp.	714	32,358
Hub Group, Inc., Class A (I)	882	35,977
Park-Ohio Holdings Corp.	343	14,687
United Parcel Service, Inc., Class B	21,514	2,269,082
XPO Logistics, Inc. (I)(L)	2,241	68,799
		4,060,879
Airlines - 0.6%
Alaska Air Group, Inc.	3,117	255,656
Allegiant Travel Company	426	75,854
American Airlines Group, Inc.	15,325	628,478
Delta Air Lines, Inc.	19,619	955,053
Hawaiian Holdings, Inc. (I)	1,302	61,441
JetBlue Airways Corp. (I)	7,355	155,338
Republic Airways Holdings, Inc. (I)	1,664	3,245
Southwest Airlines Company	15,681	702,509
Spirit Airlines, Inc. (I)	1,723	82,670
United Continental Holdings, Inc. (I)	8,868	530,838
Virgin America, Inc. (I)(L)	1,089	41,992
		3,493,074
Building products - 0.3%
AAON, Inc.	1,449	40,572
Advanced Drainage Systems, Inc.	1,269	27,030

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products (continued)
American Woodmark Corp. (I)	226	$16,857
AO Smith Corp.	2,172	165,745
Apogee Enterprises, Inc.	713	31,294
Armstrong World Industries, Inc. (I)	1,261	60,995
Builders FirstSource, Inc. (I)	2,443	27,533
Continental Building Products, Inc. (I)	1,218	22,606
Fortune Brands Home & Security, Inc.	3,706	207,684
Gibraltar Industries, Inc. (I)	947	27,084
Griffon Corp.	1,540	23,793
Insteel Industries, Inc.	563	17,211
Lennox International, Inc.	1,047	141,544
Masco Corp.	8,356	262,796
NCI Building Systems, Inc. (I)	1,785	25,347
Nortek, Inc. (I)	428	20,668
Owens Corning	2,822	133,424
Patrick Industries, Inc. (I)	183	8,306
PGT, Inc. (I)	1,305	12,841
Ply Gem Holdings, Inc. (I)	1,531	21,511
Quanex Building Products Corp.	980	17,013
Simpson Manufacturing Company, Inc.	1,295	49,430
Trex Company, Inc. (I)(L)	844	40,453
Universal Forest Products, Inc.	156	13,388
USG Corp. (I)(L)	3,452	85,644
		1,500,769
Commercial services and supplies - 0.6%
ABM Industries, Inc.	1,288	41,615
ACCO Brands Corp. (I)	2,455	22,046
Acme United Corp.	308	5,033
ARC Document Solutions, Inc. (I)	1,558	7,011
Brady Corp., Class A	1,191	31,966
CECO Environmental Corp.	1,606	9,973
Cintas Corp.	2,785	250,121
Civeo Corp. (I)	2,666	3,279
Clean Harbors, Inc. (I)	1,368	67,497
Copart, Inc. (I)	2,964	120,842
Covanta Holding Corp.	3,387	57,105
Deluxe Corp.	1,123	70,176
Ennis, Inc.	718	14,037
Essendant, Inc.	868	27,715
Fuel Tech, Inc. (I)	793	1,388
G&K Services, Inc., Class A	454	33,256
Healthcare Services Group, Inc.	1,683	61,951
Herman Miller, Inc.	1,366	42,196
HNI Corp.	1,017	39,836
Hudson Technologies, Inc. (I)	1,078	3,536
InnerWorkings, Inc. (I)	1,940	15,423
Interface, Inc.	1,612	29,886
Intersections, Inc. (I)	680	1,673
KAR Auction Services, Inc.	3,429	130,782
Kimball International, Inc., Class B	1,061	12,042
Knoll, Inc.	1,200	25,980
Matthews International Corp., Class A	747	38,448
McGrath RentCorp	612	15,349
Mobile Mini, Inc.	1,167	38,534
MSA Safety, Inc.	925	44,724
Multi-Color Corp.	421	22,460
NL Industries, Inc. (I)	1,224	2,766
Performant Financial Corp. (I)	960	1,632
Perma-Fix Environmental Services (I)	1,398	5,173
Pitney Bowes, Inc.	4,854	104,555
Quad/Graphics, Inc.	1,184	15,321
R.R. Donnelley & Sons Company	4,538	74,423
Republic Services, Inc.	8,314	396,162
Rollins, Inc.	5,152	139,722
SP Plus Corp. (I)	724	17,419
Steelcase, Inc., Class A	2,790	41,627
Stericycle, Inc. (I)	1,979	249,730
Swisher Hygiene, Inc. (I)	450	419
Team, Inc. (I)	844	25,641
Tetra Tech, Inc.	1,545	46,072
The ADT Corp.	4,111	169,620
The Brink’s Company	1,281	43,029
TRC Companies, Inc. (I)	1,168	8,468
UniFirst Corp.	475	51,832
US Ecology, Inc.	556	24,553
Versar, Inc. (I)	1,039	2,514
VSE Corp.	167	11,338
Waste Connections, Inc.	2,939	189,830
Waste Management, Inc.	10,917	644,103
West Corp.	1,935	44,157
		3,595,986
Construction and engineering - 0.2%
AECOM (I)	3,752	115,524
Aegion Corp. (I)	1,004	21,174
Ameresco, Inc., Class A (I)	1,114	5,314
Argan, Inc.	389	13,677
Comfort Systems USA, Inc.	940	29,864
Dycom Industries, Inc. (I)	863	55,810
EMCOR Group, Inc.	1,546	75,136
Fluor Corp.	3,546	190,420
Granite Construction, Inc.	951	45,458
Great Lakes Dredge & Dock Corp. (I)	2,049	9,139
HC2 Holdings, Inc. (I)	745	2,846
Integrated Electrical Services, Inc. (I)	475	6,968
Jacobs Engineering Group, Inc. (I)	3,098	134,918
KBR, Inc.	3,643	56,394
Layne Christensen Company (I)	532	3,825
MasTec, Inc. (I)	2,008	40,642
MYR Group, Inc. (I)	561	14,087
Orion Marine Group, Inc. (I)	1,494	7,739
Primoris Services Corp.	1,267	30,788
Quanta Services, Inc. (I)	4,538	102,377
Tutor Perini Corp. (I)	1,191	18,508
		980,608
Electrical equipment - 0.5%
Active Power, Inc. (I)	864	838
Acuity Brands, Inc.	1,041	227,084
Allied Motion Technologies, Inc.	298	5,364
American Electric Technologies, Inc. (I)	709	1,283
American Superconductor Corp. (I)	124	942
AMETEK, Inc.	5,700	284,886
AZZ, Inc.	669	37,865
Babcock & Wilcox Enterprises, Inc. (I)	1,219	26,087
Broadwind Energy, Inc. (I)	481	1,448
Eaton Corp. PLC	11,295	706,615
Emerson Electric Company	15,903	864,805
Encore Wire Corp.	509	19,815
Energous Corp. (I)	892	9,009
EnerSys	1,078	60,066
Enphase Energy, Inc. (I)	1,270	2,959
Espey Manufacturing & Electronics Corp.	162	3,985
Franklin Electric Company, Inc.	1,168	37,575
General Cable Corp.	1,116	13,626
Global Power Equipment Group, Inc. (I)	1,617	3,234
Hubbell, Inc.	1,387	146,925

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Lighting Science Group Corp. (I)	3,647	$332
Lime Energy Company (I)	158	446
Plug Power, Inc. (I)(L)	4,666	9,565
Powell Industries, Inc.	356	10,612
Power Solutions International, Inc. (I)	259	3,574
PowerSecure International, Inc. (I)	852	15,924
Regal Beloit Corp.	1,083	68,326
Revolution Lighting Technologies, Inc. (I)	665	3,498
Rockwell Automation, Inc.	3,223	366,616
SolarCity Corp. (I)(L)	2,330	57,271
Sunrun, Inc. (I)	1,919	12,435
Vicor Corp. (I)	1,178	12,345
		3,015,355
Industrial conglomerates - 2.2%
3M Company	14,888	2,480,787
Carlisle Companies, Inc.	1,533	152,534
Danaher Corp.	16,763	1,590,138
General Electric Company	239,980	7,628,964
Icahn Enterprises LP	2,914	183,728
Raven Industries, Inc.	906	14,514
Roper Technologies, Inc.	2,377	434,444
		12,485,109
Machinery - 1.5%
Actuant Corp., Class A	1,597	39,462
AGCO Corp.	2,045	101,637
Albany International Corp., Class A	756	28,418
Allison Transmission Holdings, Inc.	4,233	114,206
Altra Industrial Motion Corp.	757	21,029
American Railcar Industries, Inc. (L)	519	21,139
Art’s-Way Manufacturing Company, Inc. (I)	912	2,636
Astec Industries, Inc.	567	26,462
Barnes Group, Inc.	1,329	46,555
Blount International, Inc. (I)	1,228	12,255
Briggs & Stratton Corp.	1,078	25,786
Caterpillar, Inc.	14,059	1,076,076
Chart Industries, Inc. (I)	708	15,378
CIRCOR International, Inc.	498	23,102
CLARCOR, Inc.	1,194	69,001
Colfax Corp. (I)	2,908	83,140
Columbus McKinnon Corp.	651	10,260
Crane Company	1,353	72,873
Cummins, Inc.	4,277	470,213
Deere & Company	8,041	619,077
Donaldson Company, Inc.	3,287	104,888
Douglas Dynamics, Inc.	619	14,181
Dover Corp.	3,874	249,214
Energy Recovery, Inc. (I)	1,363	14,093
EnPro Industries, Inc.	606	34,954
ESCO Technologies, Inc.	685	26,701
Federal Signal Corp.	1,496	19,837
Flowserve Corp.	3,173	140,913
FreightCar America, Inc.	399	6,216
Global Brass & Copper Holdings, Inc.	715	17,839
Graco, Inc.	1,398	117,376
Harsco Corp.	2,023	11,025
Hillenbrand, Inc.	1,580	47,321
Hurco Companies, Inc.	348	11,481
Hyster-Yale Materials Handling, Inc.	284	18,914
IDEX Corp.	1,846	152,996
Illinois Tool Works, Inc.	9,038	925,853
ITT Corp.	2,155	79,498
John Bean Technologies Corp.	744	41,969
Joy Global, Inc. (L)	2,321	37,298
Kadant, Inc.	356	16,077
Kennametal, Inc.	1,834	41,247
LB Foster Company, Class A	274	4,976
Lincoln Electric Holdings, Inc.	1,854	108,589
Lindsay Corp. (L)	317	22,700
Lydall, Inc. (I)	557	18,114
Manitex International, Inc. (I)	420	2,197
Manitowoc Foodservice, Inc. (I)	3,212	47,345
Meritor, Inc. (I)	2,393	19,288
MFRI, Inc. (I)	583	4,081
Milacron Holdings Corp. (I)	531	8,756
Mueller Industries, Inc.	1,282	37,716
Mueller Water Products, Inc., Class A	4,056	40,073
Navistar International Corp. (I)(L)	1,939	24,276
NN, Inc.	585	8,003
Nordson Corp.	1,454	110,562
Oshkosh Corp.	1,833	74,915
PACCAR, Inc.	8,467	463,060
Parker-Hannifin Corp.	3,384	375,895
Pentair PLC	4,379	237,605
Proto Labs, Inc. (I)(L)	634	48,875
RBC Bearings, Inc. (I)	550	40,293
Rexnord Corp. (I)	2,474	50,024
Snap-on, Inc.	1,364	214,134
SPX Corp.	983	14,765
SPX FLOW, Inc. (I)	983	24,654
Standex International Corp.	291	22,643
Stanley Black & Decker, Inc.	3,727	392,118
Sun Hydraulics Corp.	689	22,868
Tennant Company	503	25,894
Terex Corp.	2,510	62,449
The ExOne Company (I)	298	3,916
The Gorman-Rupp Company	672	17,425
The Greenbrier Companies, Inc. (L)	617	17,054
The Manitowoc Company, Inc.	3,212	13,908
The Middleby Corp. (I)	1,377	147,022
The Timken Company	2,111	70,697
The Toro Company	1,288	110,923
Titan International, Inc.	1,924	10,351
TriMas Corp. (I)	1,133	19,850
Trinity Industries, Inc.	3,797	69,523
Valmont Industries, Inc.	544	67,369
Wabash National Corp. (I)	1,506	19,879
WABCO Holdings, Inc. (I)	1,374	146,908
Wabtec Corp.	2,307	182,922
Watts Water Technologies, Inc., Class A	857	47,246
Woodward, Inc.	1,547	80,475
Xylem, Inc.	4,271	174,684
		8,735,616
Marine - 0.0%
Eagle Bulk Shipping, Inc. (I)	1,269	457
International Shipholding Corp.	390	800
Kirby Corp. (I)	1,313	79,161
Matson, Inc.	1,025	41,174
Rand Logistics, Inc. (I)	1,550	1,473
		123,065
Professional services - 0.3%
Acacia Research Corp.	1,195	4,529
CBIZ, Inc. (I)	1,604	16,184
CEB, Inc.	835	54,050
CRA International, Inc. (I)	497	9,761

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Equifax, Inc.	2,853	$326,069
Exponent, Inc.	578	29,484
FTI Consulting, Inc. (I)	1,072	38,067
Heidrick & Struggles International, Inc.	695	16,472
Huron Consulting Group, Inc. (I)	572	33,285
ICF International, Inc. (I)	571	19,625
IHS, Inc., Class A (I)	1,647	204,492
Insperity, Inc.	655	33,883
Kelly Services, Inc., Class A	880	16,826
Kforce, Inc.	800	15,664
Korn/Ferry International	1,149	32,505
ManpowerGroup, Inc.	1,845	150,220
Mastech Holdings, Inc. (I)	296	2,137
Mistras Group, Inc. (I)	687	17,017
Navigant Consulting, Inc. (I)	1,124	17,770
Odyssey Marine Exploration, Inc. (I)	217	1,473
On Assignment, Inc. (I)	1,216	44,895
Resources Connection, Inc.	976	15,187
Robert Half International, Inc.	3,205	149,289
RPX Corp. (I)	1,202	13,535
The Advisory Board Company (I)	1,035	33,379
The Dun & Bradstreet Corp.	840	86,587
TransUnion (I)	3,416	94,316
TriNet Group, Inc. (I)	1,720	24,682
TrueBlue, Inc. (I)	909	23,770
Verisk Analytics, Inc. (I)	3,762	300,659
WageWorks, Inc. (I)	826	41,804
Willdan Group, Inc. (I)	422	4,072
		1,871,688
Road and rail - 0.8%
AMERCO	475	169,722
ArcBest Corp.	705	15,221
Avis Budget Group, Inc. (I)	2,564	70,151
Celadon Group, Inc.	717	7,514
Covenant Transportation
Group, Inc., Class A (I)	466	11,273
CSX Corp.	23,658	609,194
Genesee & Wyoming, Inc., Class A (I)	1,320	82,764
Heartland Express, Inc.	2,013	37,341
Hertz Global Holdings, Inc. (I)	10,832	114,061
J.B. Hunt Transport Services, Inc.	2,751	231,744
Kansas City Southern	2,651	226,528
Knight Transportation, Inc.	1,874	49,005
Landstar System, Inc.	1,058	68,357
Marten Transport, Ltd.	864	16,174
Norfolk Southern Corp.	7,363	612,970
Old Dominion Freight Line, Inc. (I)	2,039	141,955
P.A.M. Transportation Services, Inc. (I)	203	6,252
Patriot Transportation Holding, Inc. (I)	144	2,912
Roadrunner Transportation Systems, Inc. (I)	1,015	12,647
Ryder System, Inc.	1,258	81,493
Saia, Inc. (I)	643	18,100
Swift Transportation Company (I)	3,346	62,336
Union Pacific Corp.	20,628	1,640,957
Universal Truckload Services, Inc.	735	12,105
Werner Enterprises, Inc.	1,617	43,918
YRC Worldwide, Inc. (I)	748	6,971
		4,351,665
Trading companies and distributors - 0.3%
Air Lease Corp.	2,442	78,437
Aircastle, Ltd.	1,918	42,656
Applied Industrial Technologies, Inc.	1,031	44,745
Beacon Roofing Supply, Inc. (I)	1,322	54,215
BMC Stock Holdings, Inc. (I)	780	12,964
CAI International, Inc. (I)	572	5,526
DXP Enterprises, Inc. (I)	367	6,445
Fastenal Company (L)	7,085	347,165
GATX Corp.	1,014	48,165
H&E Equipment Services, Inc.	759	13,305
HD Supply Holdings, Inc. (I)	4,686	154,966
Houston Wire & Cable Company	1,245	8,703
Kaman Corp.	670	28,602
MRC Global, Inc. (I)	2,326	30,564
MSC Industrial Direct Company, Inc., Class A	1,445	110,268
NOW, Inc. (I)(L)	2,550	45,186
Rush Enterprises, Inc., Class A (I)	968	17,656
TAL International Group, Inc. (I)	812	12,537
Textainer Group Holdings, Ltd.	1,298	19,262
Titan Machinery, Inc. (I)	1,017	11,757
United Rentals, Inc. (I)	2,320	144,281
Univar, Inc. (I)	1,230	21,131
Veritiv Corp. (I)	392	14,606
W.W. Grainger, Inc. (L)	1,576	367,886
Watsco, Inc.	857	115,472
WESCO International, Inc. (I)	1,020	55,763
		1,812,263
Transportation infrastructure - 0.0%
Macquarie Infrastructure Company LLC	471	31,764
Wesco Aircraft Holdings, Inc. (I)	2,341	33,687
		65,451
		59,194,708
Information technology - 19.3%
Communications equipment - 1.1%
ADTRAN, Inc.	1,439	29,097
Alliance Fiber Optic Products, Inc. (I)	613	9,066
Arista Networks, Inc. (I)(L)	1,477	93,199
ARRIS International PLC (I)	3,419	78,363
Aviat Networks, Inc. (I)	1,974	1,402
Bel Fuse, Inc., Class B	373	5,446
Brocade Communications Systems, Inc.	10,289	108,858
CalAmp Corp. (I)	938	16,818
Calix, Inc. (I)	1,421	10,075
Ciena Corp. (I)	3,101	58,981
Cisco Systems, Inc.	121,634	3,462,920
Clearfield, Inc. (I)(L)	610	9,803
ClearOne, Inc.	466	5,406
CommScope Holding Company, Inc. (I)	4,526	126,366
Comtech Telecommunications Corp.	434	10,143
Digi International, Inc. (I)	1,083	10,213
EchoStar Corp., Class A (I)	2,166	95,932
EMCORE Corp. (I)	1,829	9,145
Extreme Networks, Inc. (I)	4,322	13,441
F5 Networks, Inc. (I)	1,685	178,357
Finisar Corp. (I)	2,580	47,059
Harmonic, Inc. (I)	2,721	8,898
Harris Corp.	2,898	225,638
Infinera Corp. (I)	3,206	51,488
InterDigital, Inc.	843	46,913
Ixia (I)	1,783	22,216
Juniper Networks, Inc.	9,544	243,467
Lantronix, Inc. (I)	2,979	2,830
Lumentum Holdings, Inc. (I)	1,083	29,209
Motorola Solutions, Inc.	4,522	342,315

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
NETGEAR, Inc. (I)	889	$35,889
NetScout Systems, Inc. (I)	1,405	32,273
Novatel Wireless, Inc. (I)	1,074	1,901
Oclaro, Inc. (I)(L)	1,605	8,667
Optical Cable Corp.	1,147	2,810
Palo Alto Networks, Inc. (I)	1,949	317,960
ParkerVision, Inc. (I)	224	700
PC-Tel, Inc.	1,250	5,975
Plantronics, Inc.	989	38,759
Polycom, Inc. (I)	3,382	37,709
Powerwave Technologies, Inc. (I)	912	1
Ruckus Wireless, Inc. (I)	2,350	23,054
ShoreTel, Inc. (I)	2,189	16,286
Sonus Networks, Inc. (I)	1,059	7,974
Sycamore Networks, Inc. (I)	15,711	6,127
Ubiquiti Networks, Inc. (I)(L)	2,142	71,264
UTStarcom Holdings Corp. (I)	4,473	8,230
ViaSat, Inc. (I)	1,181	86,780
Viavi Solutions, Inc. (I)	5,415	37,147
		6,092,570
Electronic equipment, instruments and components - 0.7%
ADDvantage Technologies Group, Inc. (I)	2,280	4,309
Amphenol Corp., Class A	7,342	424,514
Anixter International, Inc. (I)	773	40,281
Arrow Electronics, Inc. (I)	2,244	144,536
Avnet, Inc.	3,210	142,203
AVX Corp.	4,025	50,594
Belden, Inc.	982	60,275
Benchmark Electronics, Inc. (I)	1,151	26,531
CDW Corp.	4,060	168,490
Checkpoint Systems, Inc. (I)	1,010	10,221
Cognex Corp.	2,013	78,406
Coherent, Inc. (I)	623	57,254
Corning, Inc.	28,942	604,598
CTS Corp.	903	14,213
Daktronics, Inc.	1,118	8,832
Dolby Laboratories, Inc., Class A	2,501	108,693
DTS, Inc. (I)	507	11,042
Echelon Corp. (I)	121	684
eMagin Corp. (I)	820	1,468
FARO Technologies, Inc. (I)	470	15,139
FEI Company	1,012	90,078
Fitbit, Inc., Class A (I)(L)	4,723	71,553
FLIR Systems, Inc.	3,254	107,219
GSI Group, Inc. (I)	1,138	16,114
ID Systems, Inc. (I)	1,141	4,952
Identive Group, Inc. (I)	182	393
II-VI, Inc. (I)	1,532	33,260
Ingram Micro, Inc., Class A	3,568	128,127
Insight Enterprises, Inc. (I)	950	27,208
InvenSense, Inc. (I)	2,397	20,135
IPG Photonics Corp. (I)	1,272	122,214
Iteris, Inc. (I)	3,257	7,947
Itron, Inc. (I)	903	37,673
Jabil Circuit, Inc.	4,709	90,742
Keysight Technologies, Inc. (I)	4,059	112,597
Kimball Electronics, Inc. (I)	795	8,880
Knowles Corp. (I)(L)	2,195	28,930
Littelfuse, Inc.	562	69,188
LRAD Corp.	2,439	4,049
Methode Electronics, Inc.	886	25,907
MTS Systems Corp.	336	20,446
Multi-Fineline Electronix, Inc. (I)	666	15,458
National Instruments Corp.	3,022	90,992
Netlist, Inc. (I)	5,918	8,108
Newport Corp. (I)	1,042	23,966
OSI Systems, Inc. (I)	477	31,239
PAR Technology Corp. (I)	1,225	8,122
Park Electrochemical Corp.	597	9,558
PC Connection, Inc.	675	17,422
Perceptron, Inc. (I)	534	2,590
Plexus Corp. (I)	830	32,802
QLogic Corp. (I)	2,269	30,495
Radisys Corp. (I)	3,347	13,221
Rofin-Sinar Technologies, Inc. (I)	720	23,198
Rogers Corp. (I)	481	28,797
Sanmina Corp. (I)	2,020	47,228
ScanSource, Inc. (I)	664	26,812
SYNNEX Corp.	897	83,053
Systemax, Inc. (I)	894	7,840
Tech Data Corp. (I)	895	68,709
Trimble Navigation, Ltd. (I)	6,326	156,885
TTM Technologies, Inc. (I)	2,628	17,476
Universal Display Corp. (I)	1,115	60,322
VeriFone Systems, Inc. (I)	2,675	75,542
Vishay Intertechnology, Inc.	3,586	43,785
Zebra Technologies Corp., Class A (I)	1,242	85,698
		4,009,213
Internet software and services - 4.2%
Actua Corp. (I)	972	8,797
Akamai Technologies, Inc. (I)	4,260	236,728
Alarm.com Holdings, Inc. (I)	438	10,381
Alphabet, Inc., Class C (I)	16,388	12,208,241
Amber Road, Inc. (I)	734	3,971
Angie’s List, Inc. (I)	1,342	10,830
Appfolio, Inc., Class A (I)	505	6,181
Autobytel, Inc. (I)	283	4,913
Bankrate, Inc. (I)	2,362	21,660
Bazaarvoice, Inc. (I)	1,789	5,635
Benefitfocus, Inc. (I)	751	25,046
Blucora, Inc. (I)	902	4,654
Box, Inc., Class A (I)(L)	2,983	36,572
Brightcove, Inc. (I)	656	4,093
BroadVision, Inc. (I)	124	961
Carbonite, Inc. (I)	665	5,300
Care.com, Inc. (I)	790	4,859
ChannelAdvisor Corp. (I)	879	9,889
comScore, Inc. (I)	1,456	43,738
Cornerstone OnDemand, Inc. (I)	1,341	43,945
CoStar Group, Inc. (I)	763	143,574
Cvent, Inc. (I)	1,002	21,443
Demand Media, Inc. (I)	359	1,795
Demandware, Inc. (I)	849	33,196
DHI Group, Inc. (I)	1,548	12,492
EarthLink Holdings Corp.	2,334	13,234
eBay, Inc. (I)	28,846	688,266
eGain Corp. (I)	1,383	4,910
Endurance International
Group Holdings, Inc. (I)(L)	3,078	32,411
Envestnet, Inc. (I)	1,037	28,206
Everyday Health, Inc. (I)	874	4,894
Facebook, Inc., Class A (I)	67,407	7,691,139
Five9, Inc. (I)	1,478	13,139
GoDaddy, Inc., Class A (I)(L)	3,688	119,233
Gogo, Inc. (I)(L)	2,099	23,110

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
GrubHub, Inc. (I)(L)	1,902	$47,797
Hortonworks, Inc. (I)	1,107	12,509
Instructure, Inc. (I)	478	8,575
InterActiveCorp	2,024	95,290
Internap Corp. (I)	1,629	4,447
Intralinks Holdings, Inc. (I)	1,586	12,498
iPass, Inc. (I)	3,427	3,770
j2 Global, Inc.	1,122	69,093
Limelight Networks, Inc. (I)	3,144	5,691
LinkedIn Corp., Class A (I)	3,090	353,342
Liquidity Services, Inc. (I)	719	3,724
LivePerson, Inc. (I)	1,346	7,874
LogMeIn, Inc. (I)	564	28,459
Marchex, Inc., Class B	1,000	4,450
Marketo, Inc. (I)	1,075	21,038
Match Group, Inc. (I)(L)	9,482	104,871
MeetMe, Inc. (I)	1,220	3,465
MINDBODY, Inc., Class A (I)	913	12,170
Monster Worldwide, Inc. (I)	2,708	8,828
New Relic, Inc. (I)	1,191	31,061
NIC, Inc.	1,581	28,505
OPOWER, Inc. (I)(L)	1,047	7,130
Pandora Media, Inc. (I)	5,108	45,717
Q2 Holdings, Inc. (I)	934	22,453
QuinStreet, Inc. (I)	930	3,181
Qumu Corp. (I)	1,006	4,638
Quotient Technology, Inc. (I)(L)	1,821	19,303
Rackspace Hosting, Inc. (I)	3,378	72,931
RetailMeNot, Inc. (I)	1,273	10,197
Rightside Group, Ltd. (I)	359	2,890
SciQuest, Inc. (I)	622	8,633
Shutterstock, Inc. (I)(L)	860	31,588
Spark Networks, Inc. (I)	2,093	4,646
SPS Commerce, Inc. (I)	436	18,722
Stamps.com, Inc. (I)	428	45,488
Support.com, Inc. (I)	1,791	1,540
Synacor, Inc. (I)	3,046	4,264
TechTarget, Inc. (I)	764	5,669
TrueCar, Inc. (I)	1,810	10,118
Twitter, Inc. (I)	16,080	266,124
United Online, Inc. (I)	328	3,785
Unwired Planet, Inc. (I)	477	4,698
VeriSign, Inc. (I)(L)	2,770	245,256
Web.com Group, Inc. (I)	1,291	25,588
WebMD Health Corp. (I)	946	59,248
XO Group, Inc. (I)	781	12,535
Yahoo!, Inc. (I)	22,298	820,789
Yelp, Inc. (I)	1,819	36,162
YuMe, Inc. (I)	1,788	6,687
Zillow Group, Inc., Class A (I)(L)	1,284	32,806
Zillow Group, Inc., Class C (I)(L)	2,808	66,634
		24,294,313
IT services - 3.4%
Acxiom Corp. (I)	1,763	37,799
Alliance Data Systems Corp. (I)	1,490	327,800
Automatic Data Processing, Inc.	11,324	1,015,876
Black Knight Financial
Services, Inc., Class A (I)	3,177	98,582
Blackhawk Network Holdings, Inc. (I)	1,328	45,550
Booz Allen Hamilton Holding Corp.	3,622	109,674
Broadridge Financial Solutions, Inc.	2,859	169,567
CACI International, Inc., Class A (I)	600	64,020
Cardtronics, Inc. (I)	1,085	39,049
Cass Information Systems, Inc.	337	17,642
Cognizant Technology
Solutions Corp., Class A (I)	14,546	912,034
Computer Sciences Corp.	3,301	113,521
Convergys Corp.	2,403	66,731
CoreLogic, Inc. (I)	2,116	73,425
CSG Systems International, Inc.	918	41,457
CSRA, Inc.	3,301	88,797
Datalink Corp. (I)	1,109	10,136
DST Systems, Inc.	855	96,418
EPAM Systems, Inc. (I)	1,164	86,916
Euronet Worldwide, Inc. (I)	1,283	95,083
Everi Holdings, Inc. (I)	2,025	4,637
ExlService Holdings, Inc. (I)	766	39,679
Fidelity National Information Services, Inc.	6,779	429,178
First Data Corp., Class A (I)	19,488	252,175
Fiserv, Inc. (I)	5,665	581,116
FleetCor Technologies, Inc. (I)	2,175	323,531
Forrester Research, Inc.	607	20,401
Gartner, Inc. (I)	2,066	184,597
Genpact, Ltd. (I)	5,250	142,748
Global Payments, Inc.	3,230	210,919
Heartland Payment Systems, Inc.	844	81,505
Higher One Holdings, Inc. (I)	1,420	5,552
IBM Corp.	23,364	3,538,478
Information Services Group, Inc. (I)	2,678	10,525
Innodata, Inc. (I)	808	1,826
Jack Henry & Associates, Inc.	1,912	161,698
Leidos Holdings, Inc.	1,814	91,280
Lionbridge Technologies, Inc. (I)	1,904	9,634
ManTech International Corp., Class A	903	28,887
MasterCard, Inc., Class A	27,105	2,561,423
MAXIMUS, Inc.	1,529	80,487
MoneyGram International, Inc. (I)	1,413	8,648
NCI, Inc., Class A	381	5,338
NeuStar, Inc., Class A (I)(L)	1,360	33,456
Paychex, Inc.	8,633	466,268
PayPal Holdings, Inc. (I)	28,846	1,113,456
PFSweb, Inc. (I)	714	9,368
Sabre Corp.	6,374	184,336
Science Applications International Corp.	1,136	60,594
ServiceSource International, Inc. (I)	3,065	13,057
Square, Inc. (I)(L)	7,155	109,328
Sykes Enterprises, Inc. (I)	996	30,059
Syntel, Inc. (I)	2,000	99,860
TeleTech Holdings, Inc.	1,061	29,453
Teradata Corp. (I)	3,634	95,356
The Hackett Group, Inc.	988	14,939
The Western Union Company	12,297	237,209
Total System Services, Inc.	4,451	211,779
Unisys Corp. (I)	1,335	10,280
Vantiv, Inc., Class A (I)	4,406	237,395
Virtusa Corp. (I)	733	27,458
Visa, Inc., Class A	53,100	4,061,088
WEX, Inc. (I)	916	76,358
Xerox Corp.	25,117	280,306
		19,685,742
Semiconductors and semiconductor equipment - 2.3%
Advanced Energy Industries, Inc. (I)	919	31,972
Advanced Micro Devices, Inc. (I)(L)	17,816	50,776
Ambarella, Inc. (I)(L)	697	31,156
Amkor Technology, Inc. (I)	5,636	33,196
Analog Devices, Inc.	7,438	440,255

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Applied Materials, Inc.	29,352	$621,675
Applied Micro Circuits Corp. (I)	1,860	12,016
Atmel Corp.	9,935	80,672
Axcelis Technologies, Inc. (I)	4,194	11,743
Broadcom, Ltd.	345	53,303
Brooks Automation, Inc.	1,693	17,607
Cabot Microelectronics Corp.	546	22,337
Cavium, Inc. (I)	1,306	79,875
CEVA, Inc. (I)	686	15,435
Cirrus Logic, Inc. (I)	1,542	56,144
Cohu, Inc.	836	9,932
Cree, Inc. (I)(L)	2,730	79,443
Cypress Semiconductor Corp. (L)	7,563	65,496
Diodes, Inc. (I)	1,139	22,894
DSP Group, Inc. (I)	1,040	9,485
Entegris, Inc. (I)	3,313	45,123
Exar Corp. (I)	1,365	7,849
Fairchild Semiconductor International, Inc. (I)	2,777	55,540
First Solar, Inc. (I)	2,345	160,562
FormFactor, Inc. (I)	1,372	9,974
GSI Technology, Inc. (I)	900	3,690
Inphi Corp. (I)	911	30,373
Integrated Device Technology, Inc. (I)	3,445	70,416
Intel Corp.	112,806	3,649,274
Intermolecular, Inc. (I)	4,811	12,172
Intersil Corp., Class A	3,066	40,992
inTEST Corp. (I)	1,205	4,700
KLA-Tencor Corp.	3,832	279,008
Kulicke & Soffa Industries, Inc. (I)	1,781	20,161
Lam Research Corp.	3,804	314,210
Lattice Semiconductor Corp. (I)	2,974	16,892
Linear Technology Corp.	5,665	252,432
M/A-COM Technology
Solutions Holdings, Inc. (I)(L)	1,327	58,109
Marvell Technology Group, Ltd.	12,153	125,297
Mattson Technology, Inc. (I)	1,856	6,774
Maxim Integrated Products, Inc.	6,649	244,550
MaxLinear, Inc., Class A (I)	1,434	26,529
Microchip Technology, Inc. (L)	4,765	229,673
Micron Technology, Inc. (I)	25,660	268,660
Microsemi Corp. (I)	2,721	104,242
MKS Instruments, Inc.	1,286	48,418
Monolithic Power Systems, Inc.	1,007	64,085
Nanometrics, Inc. (I)	623	9,868
NeoPhotonics Corp. (I)	604	8,480
NVE Corp.	175	9,893
NVIDIA Corp.	13,079	466,005
ON Semiconductor Corp. (I)	10,127	97,118
PDF Solutions, Inc. (I)	882	11,801
Photronics, Inc. (I)	1,479	15,396
Power Integrations, Inc.	714	35,457
QUALCOMM, Inc.	36,058	1,844,006
Rambus, Inc. (I)	2,670	36,713
Rudolph Technologies, Inc. (I)	971	13,264
Semtech Corp. (I)	1,537	33,799
Sigma Designs, Inc. (I)	1,223	8,316
Silicon Laboratories, Inc. (I)	1,002	45,050
Skyworks Solutions, Inc.	4,520	352,108
STR Holdings, Inc. (I)	406	122
SunEdison Semiconductor, Ltd. (I)	1,110	7,193
SunEdison, Inc. (I)(L)	6,553	3,540
SunPower Corp. (I)(L)	3,206	71,622
Synaptics, Inc. (I)	852	67,938
Teradyne, Inc.	5,224	112,786
Tessera Technologies, Inc.	1,327	41,137
Texas Instruments, Inc.	24,636	1,414,599
Transwitch Corp. (I)	1,304	1
Ultratech, Inc. (I)	647	14,130
Veeco Instruments, Inc. (I)	1,054	20,532
Xcerra Corp. (I)	1,415	9,226
Xilinx, Inc.	6,266	297,196
		12,942,413
Software - 4.4%
A10 Networks, Inc. (I)	889	5,263
ACI Worldwide, Inc. (I)	2,863	59,522
Activision Blizzard, Inc.	17,189	581,676
Adobe Systems, Inc. (I)	11,947	1,120,629
ANSYS, Inc. (I)	2,116	189,297
Aspen Technology, Inc. (I)	2,076	75,006
Autodesk, Inc. (I)	5,448	317,673
Blackbaud, Inc.	1,162	73,078
Bottomline Technologies, Inc. (I)	911	27,776
BroadSoft, Inc. (I)	685	27,640
BSQUARE Corp. (I)	1,025	6,068
CA, Inc.	10,494	323,110
Cadence Design Systems, Inc. (I)	6,903	162,773
Callidus Software, Inc. (I)	1,491	24,870
Citrix Systems, Inc. (I)	3,751	294,754
CommVault Systems, Inc. (I)	1,078	46,537
Covisint Corp. (I)	734	1,468
Digimarc Corp. (I)	156	4,727
Document Security Systems, Inc. (I)	1,772	328
Ebix, Inc. (L)	840	34,264
Electronic Arts, Inc. (I)	7,374	487,495
Ellie Mae, Inc. (I)	692	62,723
Epiq Systems, Inc.	1,028	15,441
Fair Isaac Corp.	763	80,947
FalconStor Software, Inc. (I)	1,749	2,344
FireEye, Inc. (I)(L)	3,725	67,013
Fleetmatics Group PLC (I)	928	37,779
Fortinet, Inc. (I)	4,044	123,868
Gigamon, Inc. (I)	777	24,103
Glu Mobile, Inc. (I)	2,758	7,778
Guidance Software, Inc. (I)	1,441	6,196
Guidewire Software, Inc. (I)	1,731	94,305
HubSpot, Inc. (I)	768	33,500
Imperva, Inc. (I)	763	38,532
Infoblox, Inc. (I)	1,457	24,915
Interactive Intelligence Group, Inc. (I)	490	17,846
Intuit, Inc.	6,613	687,818
Jive Software, Inc. (I)	2,807	10,610
Majesco Entertainment Company	212	180
Manhattan Associates, Inc. (I)	1,728	98,271
Mentor Graphics Corp.	2,655	53,976
Microsoft Corp.	191,681	10,586,542
MicroStrategy, Inc., Class A (I)	263	47,266
Mitek Systems, Inc. (I)	1,254	8,201
MobileIron, Inc. (I)	1,929	8,719
Model N, Inc. (I)	1,073	11,556
Monotype Imaging Holdings, Inc.	833	19,925
NetSuite, Inc. (I)(L)	1,847	126,501
Nuance Communications, Inc. (I)	7,894	147,539
Oracle Corp.	105,589	4,319,646
Paycom Software, Inc. (I)(L)	1,257	44,749
Paylocity Holding Corp. (I)	1,217	39,845
Pegasystems, Inc.	1,800	45,684

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Progress Software Corp. (I)	1,317	$31,766
Proofpoint, Inc. (I)	933	50,177
PROS Holdings, Inc. (I)	740	8,725
PTC, Inc. (I)	2,652	87,940
Qlik Technologies, Inc. (I)	2,198	63,566
Qualys, Inc. (I)	868	21,969
Rapid7, Inc. (I)	718	9,384
RealPage, Inc. (I)	2,058	42,889
Red Hat, Inc. (I)	4,335	323,001
RingCentral, Inc., Class A (I)	1,376	21,672
Rosetta Stone, Inc. (I)	599	4,019
Rovi Corp. (I)	2,223	45,594
salesforce.com, Inc. (I)	15,495	1,143,996
ServiceNow, Inc. (I)	3,600	220,248
Silver Spring Networks, Inc. (I)	1,081	15,945
Smith Micro Software, Inc. (I)	1,763	1,040
Splunk, Inc. (I)	2,847	139,304
SS&C Technologies Holdings, Inc.	2,007	127,284
Symantec Corp.	16,133	296,525
Synchronoss Technologies, Inc. (I)	1,046	33,828
Synopsys, Inc. (I)	3,607	174,723
Tableau Software, Inc., Class A (I)	1,694	77,704
Take-Two Interactive Software, Inc. (I)	2,001	75,378
Tangoe, Inc. (I)	1,265	9,981
Telenav, Inc. (I)	1,482	8,744
Textura Corp. (I)	730	13,600
The Rubicon Project, Inc. (I)	1,007	18,408
The Ultimate Software Group, Inc. (I)	671	129,839
THQ, Inc. (I)	234	5
TiVo, Inc. (I)	2,358	22,425
TubeMogul, Inc. (I)	804	10,404
Tyler Technologies, Inc. (I)	810	104,174
Varonis Systems, Inc. (I)	654	11,936
VASCO Data Security International, Inc. (I)	1,062	16,355
Verint Systems, Inc. (I)	1,403	46,832
VMware, Inc., Class A (I)(L)	10,188	532,934
Wave Systems Corp., Class A (I)	457	5
Workday, Inc., Class A (I)	4,521	347,394
Workiva, Inc. (I)	1,308	15,238
Xura, Inc. (I)	666	13,100
Zendesk, Inc. (I)	2,071	43,346
Zix Corp. (I)	2,372	9,322
Zynga, Inc., Class A (I)	21,526	49,079
		25,178,070
Technology hardware, storage and peripherals - 3.2%
3D Systems Corp. (I)(L)	2,618	40,500
Apple, Inc.	133,310	14,529,457
Avid Technology, Inc. (I)	1,037	7,010
Cray, Inc. (I)	1,015	42,539
Diebold, Inc.	1,534	44,348
Electronics For Imaging, Inc. (I)	1,141	48,367
EMC Corp.	47,207	1,258,067
Hewlett Packard Enterprise Company	43,563	772,372
HP, Inc.	43,563	536,696
Imation Corp. (I)	1,203	1,865
Immersion Corp. (I)	978	8,078
Lexmark International, Inc., Class A	1,463	48,908
NCR Corp. (I)	3,948	118,164
NetApp, Inc.	7,469	203,829
Nimble Storage, Inc. (I)	2,003	15,704
Pure Storage, Inc., Class A (I)(L)	4,094	56,047
SanDisk Corp.	4,907	373,325
Super Micro Computer, Inc. (I)	1,189	40,521
TransAct Technologies, Inc.	494	4,021
Video Display Corp. (I)	1,821	1,712
Western Digital Corp.	5,522	260,859
		18,412,389
		110,614,710
Materials - 3.0%
Chemicals - 2.0%
A. Schulman, Inc.	713	19,408
Air Products & Chemicals, Inc.	5,098	734,367
Airgas, Inc.	1,772	250,986
Albemarle Corp.	2,626	167,880
American Vanguard Corp.	1,248	19,693
Ashland, Inc.	1,630	179,235
Axalta Coating Systems, Ltd. (I)	5,488	160,250
Axiall Corp.	1,627	35,534
Balchem Corp.	725	44,965
Cabot Corp.	1,475	71,287
Calgon Carbon Corp.	1,150	16,123
Celanese Corp., Series A	3,606	236,193
CF Industries Holdings, Inc.	5,650	177,071
Chase Corp.	349	18,354
Chemtura Corp. (I)	1,694	44,722
Ciner Resources LP	700	18,102
Codexis, Inc. (I)	2,041	6,348
Core Molding Technologies, Inc. (I)	280	3,494
E.I. du Pont de Nemours & Company	21,081	1,334,849
Eastman Chemical Company	3,541	255,766
Ecolab, Inc.	7,130	795,138
Ferro Corp. (I)	2,227	26,434
Flotek Industries, Inc. (I)(L)	1,385	10,152
FMC Corp.	3,111	125,591
FutureFuel Corp.	1,202	14,172
GCP Applied Technologies, Inc. (I)	1,748	34,855
Hawkins, Inc.	312	11,260
HB Fuller Company	1,198	50,855
Huntsman Corp.	5,713	75,983
Innophos Holdings, Inc.	533	16,475
Innospec, Inc.	621	26,927
International Flavors & Fragrances, Inc.	1,925	219,007
Intrepid Potash, Inc. (I)	1,827	2,028
KMG Chemicals, Inc.	377	8,697
Koppers Holdings, Inc. (I)	493	11,078
Kraton Performance Polymers, Inc. (I)	778	13,459
Kronos Worldwide, Inc.	2,710	15,501
LSB Industries, Inc. (I)	541	6,898
Metabolix, Inc. (I)	1,481	2,814
Minerals Technologies, Inc.	820	46,617
Monsanto Company	10,615	931,360
NewMarket Corp.	292	115,708
Northern Technologies International Corp. (I)	322	4,067
OCI Partners LP	2,042	15,438
Olin Corp.	2,272	39,465
OMNOVA Solutions, Inc. (I)	1,710	9,508
PolyOne Corp.	2,180	65,945
PPG Industries, Inc.	6,482	722,678
Praxair, Inc.	6,883	787,759
Prospect Global Resources, Inc. (I)	53	4
Quaker Chemical Corp.	343	29,107
Rayonier Advanced Materials, Inc.	994	9,443
Rentech Nitrogen Partners LP	1,086	12,391
Rentech, Inc. (I)	1,061	2,355
RPM International, Inc.	3,162	149,657

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Sensient Technologies Corp.	1,135	$72,027
Solazyme, Inc. (I)(L)	3,082	6,256
Stepan Company	506	27,977
Terra Nitrogen Company LP	422	46,960
The Chemours Company	4,318	30,226
The Dow Chemical Company	27,612	1,404,346
The Mosaic Company	8,427	227,529
The Scotts Miracle-Gro Company, Class A	1,434	104,352
The Sherwin-Williams Company	2,243	638,515
The Valspar Corp.	1,959	209,652
Trecora Resources (I)	686	6,599
Tredegar Corp.	888	13,959
Trinseo SA (I)	1,169	43,031
Valhi, Inc.	7,686	9,069
W.R. Grace & Company (I)	1,748	124,423
Westlake Chemical Corp.	3,120	144,456
Westlake Chemical Partners LP	703	13,849
		11,326,679
Construction materials - 0.1%
Eagle Materials, Inc.	1,200	84,132
Headwaters, Inc. (I)	1,980	39,283
Martin Marietta Materials, Inc.	1,601	255,376
Summit Materials, Inc., Class A (I)	700	13,615
U.S. Concrete, Inc. (I)	231	13,763
United States Lime & Minerals, Inc.	212	12,722
Vulcan Materials Company	3,157	333,284
		752,175
Containers and packaging - 0.4%
AptarGroup, Inc.	1,465	114,871
Avery Dennison Corp.	2,194	158,209
Ball Corp.	3,244	231,265
Bemis Company, Inc.	2,253	116,660
Berry Plastics Group, Inc. (I)	2,850	103,028
Crown Holdings, Inc. (I)	3,312	164,242
Graphic Packaging Holding Company	7,926	101,849
Greif, Inc., Class A	1,126	36,877
International Paper Company	10,027	411,508
Multi Packaging
Solutions International, Ltd. (I)	873	14,169
Myers Industries, Inc.	984	12,654
Owens-Illinois, Inc. (I)	4,039	64,462
Packaging Corp. of America	2,309	139,464
Sealed Air Corp.	4,965	238,370
Silgan Holdings, Inc.	1,489	79,170
Sonoco Products Company	2,324	112,877
WestRock Company	6,432	251,041
		2,350,716
Metals and mining - 0.5%
AK Steel Holding Corp. (I)(L)	4,143	17,111
Alcoa, Inc. (L)	31,032	297,287
Allegheny Technologies, Inc. (L)	2,513	40,962
AM Castle & Company (I)	676	1,825
Ampco-Pittsburgh Corp.	728	10,126
Carpenter Technology Corp.	1,236	42,308
Century Aluminum Company (I)	2,202	15,524
Cliffs Natural Resources, Inc. (I)	3,602	10,806
Coeur Mining, Inc. (I)	3,318	18,647
Commercial Metals Company	2,880	48,874
Compass Minerals International, Inc.	779	55,200
Ferroglobe PLC	964	8,493
Freeport-McMoRan, Inc. (L)	24,892	257,383
General Moly, Inc. (I)	2,672	908
Golden Minerals Company (I)	848	382
Handy & Harman, Ltd. (I)	386	10,557
Haynes International, Inc.	336	12,264
Hecla Mining Company (L)	9,212	25,609
Hi-Crush Partners LP	931	4,618
Horsehead Holding Corp. (I)	1,401	209
Kaiser Aluminum Corp.	411	34,746
Materion Corp.	519	13,743
Midway Gold Corp. (I)	3,078	3
Molycorp, Inc. (I)	6,266	235
Newmont Mining Corp.	11,718	311,464
Noranda Aluminum Holding Corp.	237	13
Nucor Corp.	7,622	360,521
Olympic Steel, Inc.	518	8,967
Paramount Gold Nevada Corp. (I)	221	318
Reliance Steel & Aluminum Company	1,791	123,919
Royal Gold, Inc.	1,516	77,756
Schnitzer Steel Industries, Inc., Class A	687	12,668
Solitario Exploration & Royalty Corp. (I)	13,298	6,250
Southern Copper Corp. (L)	19,276	534,138
Steel Dynamics, Inc.	5,615	126,394
Stillwater Mining Company (I)(L)	2,775	29,554
SunCoke Energy Partners LP	506	3,739
SunCoke Energy, Inc.	1,547	10,056
Synalloy Corp.	518	4,103
Tahoe Resources, Inc.	3,348	33,580
TimkenSteel Corp.	1,013	9,218
United States Steel Corp. (L)	3,397	54,522
US Antimony Corp. (I)	2,052	462
Vista Gold Corp. (I)	31,791	15,199
Worthington Industries, Inc.	1,600	57,024
		2,707,685
Paper and forest products - 0.0%
Boise Cascade Company (I)	927	19,207
Clearwater Paper Corp. (I)	471	22,848
Deltic Timber Corp.	422	25,383
KapStone Paper and Packaging Corp.	2,401	33,254
Louisiana-Pacific Corp. (I)	3,672	62,865
Neenah Paper, Inc.	450	28,647
PH Glatfelter Company	1,142	23,674
Schweitzer-Mauduit International, Inc.	763	24,019
		239,897
		17,377,152
Telecommunication services - 2.5%
Diversified telecommunication services - 2.3%
8x8, Inc. (I)	2,375	23,893
Alaska Communications
Systems Group, Inc. (I)	1,419	2,526
AT&T, Inc.	146,356	5,732,765
Atlantic Tele-Network, Inc.	401	30,408
CenturyLink, Inc.	13,449	429,830
Cincinnati Bell, Inc. (I)	4,894	18,940
Cogent Communications Holdings, Inc.	1,163	45,392
Consolidated Communications Holdings, Inc.	1,359	35,008
Frontier Communications Corp. (L)	24,043	134,400
Fusion
Telecommunications International, Inc. (I)	1,940	3,453
General Communication, Inc., Class A (I)	560	10,259
Globalstar, Inc. (I)(L)	22,247	32,703
Hawaiian Telcom Holdco, Inc. (I)	664	15,637

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
inContact, Inc. (I)	1,441	$12,810
Inteliquent, Inc.	876	14,060
Iridium Communications, Inc. (I)(L)	2,478	19,502
Level 3 Communications, Inc. (I)	8,267	436,911
Lumos Networks Corp. (I)	1,002	12,866
ORBCOMM, Inc. (I)	2,257	22,863
SBA Communications Corp., Class A (I)	3,071	307,622
Straight Path
Communications, Inc., Class B (I)	302	9,371
Towerstream Corp. (I)	2,254	271
Verizon Communications, Inc.	98,881	5,347,484
Vonage Holdings Corp. (I)	4,929	22,526
Windstream Holdings, Inc. (L)	2,313	17,764
Zayo Group Holdings, Inc. (I)	5,746	139,283
		12,878,547
Wireless telecommunication services - 0.2%
Boingo Wireless, Inc. (I)	1,274	9,835
Leap Wireless International, Inc. (I)	2,036	6,922
NTELOS Holdings Corp. (I)	578	5,318
Shenandoah Telecommunications Company	1,304	34,882
Sprint Corp. (I)(L)	95,174	331,206
T-Mobile US, Inc. (I)	19,333	740,454
Telephone & Data Systems, Inc.	2,523	75,917
United States Cellular Corp. (I)	2,040	93,208
		1,297,742
		14,176,289
Utilities - 3.3%
Electric utilities - 1.7%
ALLETE, Inc.	1,173	65,770
American Electric Power Company, Inc.	11,643	773,095
Avangrid, Inc.	6,673	267,654
Cleco Corp.	1,421	78,453
Duke Energy Corp.	16,877	1,361,636
Edison International	7,767	558,370
El Paso Electric Company	1,103	50,606
Entergy Corp.	4,288	339,953
Eversource Energy	7,567	441,459
Exelon Corp.	20,612	739,146
FirstEnergy Corp.	10,067	362,110
Genie Energy, Ltd., B Shares (I)	1,046	7,960
Great Plains Energy, Inc.	3,613	116,519
Hawaiian Electric Industries, Inc.	2,379	77,080
IDACORP, Inc.	1,264	94,282
ITC Holdings Corp.	3,625	157,941
MGE Energy, Inc.	946	49,429
NextEra Energy, Inc.	10,691	1,265,173
OGE Energy Corp.	4,660	133,416
Otter Tail Corp.	937	27,754
Pinnacle West Capital Corp.	2,624	196,984
PNM Resources, Inc.	1,941	65,451
Portland General Electric Company	1,931	76,255
PPL Corp.	15,898	605,237
Spark Energy, Inc., Class A	1,110	19,980
The Empire District Electric Company	1,051	34,736
The Southern Company	21,491	1,111,729
Westar Energy, Inc.	3,267	162,076
Xcel Energy, Inc.	11,997	501,715
		9,741,969
Gas utilities - 0.3%
AGL Resources, Inc.	2,821	183,760
AmeriGas Partners LP	2,217	96,373
Atmos Energy Corp.	2,362	175,402
Chesapeake Utilities Corp.	416	26,196
Ferrellgas Partners LP	2,450	42,630
National Fuel Gas Company	2,027	101,451
New Jersey Resources Corp.	2,160	78,689
ONE Gas, Inc.	1,229	75,092
Piedmont Natural Gas Company, Inc.	1,997	119,481
Questar Corp.	4,196	104,061
South Jersey Industries, Inc.	1,881	53,514
Southwest Gas Corp.	1,178	77,571
Suburban Propane Partners LP	1,493	44,626
The Laclede Group, Inc.	1,109	75,135
UGI Corp.	4,169	167,969
WGL Holdings, Inc.	1,266	91,620
		1,513,570
Independent power and renewable electricity producers - 0.1%
8point3 Energy Partners LP	916	13,465
AES Corp.	16,573	195,561
Atlantic Power Corp.	4,390	10,799
Calpine Corp. (I)	9,126	138,441
NextEra Energy Partners LP	781	21,235
NRG Energy, Inc.	7,974	103,742
NRG Yield, Inc., Class C (L)	1,481	21,089
Ormat Technologies, Inc.	1,243	51,261
Talen Energy Corp. (I)	3,336	30,024
TerraForm Global, Inc., Class A (I)	3,800	9,044
Terraform Power, Inc., Class A (I)(L)	3,096	26,780
US Geothermal, Inc. (I)	16,718	11,318
Vivint Solar, Inc. (I)	2,719	7,205
		639,964
Multi-utilities - 1.1%
Alliant Energy Corp.	2,632	195,505
Ameren Corp.	5,753	288,225
Avista Corp.	1,574	64,188
Black Hills Corp.	1,042	62,655
CenterPoint Energy, Inc.	10,292	215,309
CMS Energy Corp.	6,570	278,831
Consolidated Edison, Inc.	6,901	528,755
Dominion Resources, Inc.	14,056	1,055,887
DTE Energy Company	4,184	379,321
MDU Resources Group, Inc.	4,469	86,967
NiSource, Inc.	7,482	176,276
NorthWestern Corp.	1,173	72,433
PG&E Corp.	11,328	676,508
Public Service Enterprise Group, Inc.	12,056	568,320
SCANA Corp.	3,362	235,844
Sempra Energy	5,902	614,103
TECO Energy, Inc.	5,589	153,865
Vectren Corp.	2,075	104,912
WEC Energy Group, Inc.	7,511	451,186
		6,209,090
Water utilities - 0.1%
American States Water Company	1,017	40,029
American Water Works Company, Inc.	4,233	291,781
Aqua America, Inc.	4,256	135,426
Artesian Resources Corp., Class A	784	21,921
Cadiz, Inc. (I)	997	5,204
California Water Service Group	1,119	29,900
Connecticut Water Service, Inc.	541	24,399
Pure Cycle Corp. (I)	1,164	5,250

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Water utilities (continued)
SJW Corp.	641	$23,300
		577,210
		18,681,803
TOTAL COMMON STOCKS (Cost $341,553,656)		$561,798,759

CONVERTIBLE BONDS - 0.0%
Health care - 0.0%
Catalyst Biosciences, Inc.
0.556%, 02/19/2018 (Z)	$779	$763
TOTAL CONVERTIBLE BONDS (Cost $779)		$763

RIGHTS - 0.0%
Vince Holding Corp. (I)(N)	896	237
TOTAL RIGHTS (Cost $0)		$237

WARRANTS - 0.0%
Biotime, Inc. (Expiration Date: 10/01/2018;
Strike Price: $5.00) (I)	184	116
Eagle Bulk Shipping, Inc. (Expiration Date:
10/15/2021; Strike Price: $27.82) (I)	92	2
Education Management Corp. (Expiration
Date: 01/05/2022) (I)(N)	4,333	343
Genco Shipping & Trading, Ltd. (Expiration
Date: 07/09/2021; Strike Price: $20.99) (I)	84	3
Hycroft Mining Corp. (I)(N)	196	0
Imperial Holdings, Ltd. (Expiration
Date: 04/11/2019) (I)(N)	18	2
TOTAL WARRANTS (Cost $19,061)		$466

SECURITIES LENDING COLLATERAL - 2.3%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	1,273,861	12,746,634
TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,745,343)		$12,746,634

SHORT-TERM INVESTMENTS - 1.9%
Repurchase agreement - 1.9%
Repurchase Agreement with State Street Corp.
dated 03/31/2016 at 0.030% to be
repurchased at $11,000,009 on 04/01/2016,
collateralized by $10,675,000 U.S. Treasury
Bonds, 2.875% due 08/15/2045 (valued at
$11,222,628, including interest)	$11,000,000	$11,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,000,000)		$11,000,000
Total Investments (Total Stock Market Index Trust)
(Cost $365,318,839) - 102.3%		$585,546,859
Other assets and liabilities, net - (2.3%)		(12,889,801)
TOTAL NET ASSETS - 100.0%		$572,657,058

Ultra Short Term Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 26.6%
U.S. Government - 22.4%
U.S. Treasury Notes
0.250%, 05/15/2016	$14,000,000	$13,999,314
0.875%, 09/15/2016	12,000,000	12,023,904
1.500%, 06/30/2016	10,000,000	10,029,300
3.125%, 10/31/2016	12,000,000	12,182,808
3.250%, 07/31/2016	10,000,000	10,095,310
4.875%, 08/15/2016	10,000,000	10,167,580
		68,498,216
U.S. Government Agency - 4.2%
Federal Home Loan Mortgage Corp.
2.015%, 12/01/2035 (P)	196,866	203,554
2.065%, 12/01/2036 (P)	140,277	145,321
2.197%, 06/01/2036 (P)	237,803	247,501
2.392%, 05/01/2037 (P)	383,191	401,005
2.423%, 11/01/2036 (P)	382,766	403,001
2.470%, 12/01/2035 (P)	413,001	433,957
2.481%, 05/01/2034 (P)	413,385	436,270
2.511%, 02/01/2036 (P)	340,664	357,381
2.537%, 08/01/2035 (P)	462,120	488,985
2.819%, 06/01/2035 (P)	468,953	498,392
Federal National Mortgage Association
2.096%, 10/01/2038 (P)	378,356	391,292
2.116%, 10/01/2035 (P)	701,256	724,851
2.196%, 02/01/2035 (P)	467,325	483,698
2.265%, 04/01/2035 (P)	1,868,737	1,942,483
2.364%, 07/01/2035 (P)	800,284	836,968
2.515%, 01/01/2036 (P)	331,623	349,871
2.528%, 01/01/2036 (P)	504,490	531,539
2.550%, 07/01/2035 (P)	413,637	436,885
2.585%, 05/01/2036 (P)	1,155,804	1,218,909
2.611%, 02/01/2035 (P)	937,792	989,014
2.691%, 05/01/2034 (P)	277,081	293,391
Government National Mortgage Association
1.875%, 08/20/2032 to 08/20/2035 (P)	1,049,420	1,085,914
		12,900,182
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $81,617,058)		$81,398,398

CORPORATE BONDS - 54.3%
Consumer discretionary - 8.4%
American Honda Finance Corp.
1.010%, 05/26/2016 (P)(S)	2,000,000	2,001,434
1.125%, 10/07/2016	1,000,000	1,002,155
Comcast Corp. 4.950%, 06/15/2016	1,500,000	1,513,191
Cox Communications, Inc.
5.875%, 12/01/2016 (S)	1,200,000	1,234,504
Daimler Finance North America LLC
1.329%, 08/03/2017 (P)(S)	2,000,000	1,999,498
2.950%, 01/11/2017 (S)	1,000,000	1,014,036
Ford Motor Credit Company LLC
1.154%, 09/08/2017 (P)	1,500,000	1,481,078
1.260%, 03/27/2017 (P)	2,030,000	2,020,376
General Motors Financial Company, Inc.
2.625%, 07/10/2017	2,000,000	2,012,296
Historic TW, Inc. 6.875%, 06/15/2018	3,500,000	3,888,819
Scripps Networks Interactive, Inc.
2.700%, 12/15/2016	1,000,000	1,008,767
The Home Depot, Inc. 1.004%, 09/15/2017 (P)	1,300,000	1,304,550
Toyota Motor Credit Corp.
1.700%, 02/19/2019	3,000,000	3,028,569

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Viacom, Inc.
3.500%, 04/01/2017	$1,448,000	$1,465,913
6.250%, 04/30/2016	801,000	804,052
		25,779,238
Consumer staples - 6.3%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	4,000,000	4,057,864
ConAgra Foods, Inc. 5.819%, 06/15/2017	1,500,000	1,575,287
CVS Health Corp. 5.750%, 06/01/2017	1,663,000	1,752,120
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	2,500,000	2,523,475
2.250%, 06/05/2017	1,015,000	1,024,822
PepsiCo, Inc. 1.125%, 07/17/2017	1,000,000	1,004,223
Philip Morris International, Inc.
1.250%, 08/11/2017	1,500,000	1,506,045
1.625%, 03/20/2017	1,400,000	1,410,410
Reynolds American, Inc. 2.300%, 08/21/2017	2,500,000	2,533,606
Tyson Foods, Inc. 6.600%, 04/01/2016	2,000,000	2,000,000
		19,387,852
Energy - 1.4%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	2,000,000	2,032,728
Kinder Morgan Energy Partners LP
5.950%, 02/15/2018	2,000,000	2,093,720
		4,126,448
Financials - 16.3%
Abbey National Treasury Services PLC
1.142%, 03/13/2017 (P)	2,000,000	1,997,080
4.000%, 04/27/2016	1,256,000	1,258,551
American Express Company
6.150%, 08/28/2017	1,000,000	1,063,438
American Express Credit Corp.
2.375%, 03/24/2017	2,000,000	2,023,558
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,780,000	1,850,112
Bank of America NA
1.125%, 11/14/2016	2,000,000	2,003,962
5.300%, 03/15/2017	1,775,000	1,836,997
BB&T Corp. 1.600%, 08/15/2017	1,000,000	1,001,444
Capital One Financial Corp.
3.150%, 07/15/2016	2,000,000	2,011,422
6.150%, 09/01/2016	1,000,000	1,020,320
Citigroup, Inc. 1.108%, 08/14/2017 (P)	1,951,000	1,943,075
HCP, Inc. 6.000%, 01/30/2017	1,344,000	1,388,238
ING Bank NV 3.750%, 03/07/2017 (S)	2,785,000	2,846,938
JPMorgan Chase & Co. 3.150%, 07/05/2016	750,000	754,731
Macquarie Bank, Ltd.
1.418%, 03/24/2017 (P)(S)	2,000,000	1,996,788
5.000%, 02/22/2017 (S)	1,320,000	1,361,802
MetLife, Inc. 6.750%, 06/01/2016	2,000,000	2,019,186
Morgan Stanley
3.800%, 04/29/2016	2,000,000	2,004,080
5.450%, 01/09/2017	1,500,000	1,547,580
National City Bank 1.006%, 06/07/2017 (P)	2,500,000	2,482,243
National Rural Utilities
Cooperative Finance Corp.
0.886%, 05/27/2016 (P)	1,050,000	1,050,381
0.918%, 11/23/2016 (P)	2,000,000	2,000,332
1.100%, 01/27/2017	645,000	645,884
PNC Funding Corp. 5.625%, 02/01/2017	2,500,000	2,585,850
The Goldman Sachs Group, Inc.
5.625%, 01/15/2017	3,000,000	3,095,106
Ventas Realty LP 1.550%, 09/26/2016	2,600,000	2,602,881
Wells Fargo & Company
0.894%, 09/08/2017 (P)	2,000,000	1,990,450
Wells Fargo Bank NA 5.750%, 05/16/2016	1,500,000	1,507,973
		49,890,402
Health care - 9.3%
AbbVie, Inc. 1.800%, 05/14/2018	3,600,000	3,624,638
Actavis Funding SCS
1.510%, 09/01/2016 (P)	1,000,000	1,000,972
1.850%, 03/01/2017	3,000,000	3,014,424
Amgen, Inc.
2.125%, 05/15/2017	2,000,000	2,021,244
2.500%, 11/15/2016	2,000,000	2,019,552
Express Scripts Holding Company
2.650%, 02/15/2017	2,500,000	2,532,758
GlaxoSmithKline Capital PLC
1.500%, 05/08/2017	1,500,000	1,510,173
Merck & Company, Inc.
0.746%, 02/10/2017 (P)	1,665,000	1,666,210
Mylan, Inc.
1.350%, 11/29/2016	2,000,000	1,986,274
1.800%, 06/24/2016	1,200,000	1,200,869
Pfizer, Inc. 0.768%, 05/15/2017 (P)	2,300,000	2,292,997
UnitedHealth Group, Inc.
1.875%, 11/15/2016	2,000,000	2,014,034
6.000%, 02/15/2018	2,000,000	2,171,736
Zimmer Biomet Holdings, Inc.
1.450%, 04/01/2017	1,409,000	1,408,598
		28,464,479
Industrials - 1.1%
John Deere Capital Corp.
0.854%, 12/15/2017 (P)	1,200,000	1,194,661
Union Pacific Corp. 5.650%, 05/01/2017	1,000,000	1,048,881
Waste Management, Inc. 2.600%, 09/01/2016	1,000,000	1,006,452
		3,249,994
Information technology - 4.9%
Apple, Inc. 1.700%, 02/22/2019	3,000,000	3,046,326
Cisco Systems Inc 1.100%, 03/03/2017	1,509,000	1,513,750
Cisco Systems, Inc. 0.912%, 03/03/2017 (P)	2,000,000	2,002,362
eBay, Inc. 2.500%, 03/09/2018	285,000	289,656
International Business Machines Corp.
1.800%, 05/17/2019	3,000,000	3,032,166
Visa, Inc. 1.200%, 12/14/2017	1,495,000	1,503,936
Xerox Corp.
2.950%, 03/15/2017	2,000,000	2,012,114
6.750%, 02/01/2017	1,500,000	1,554,959
		14,955,269
Materials - 0.3%
Glencore Finance Canada, Ltd.
3.600%, 01/15/2017 (S)	1,000,000	1,000,869
Telecommunication services - 2.4%
AT&T, Inc.
1.049%, 03/30/2017 (P)	1,500,000	1,499,342
2.400%, 08/15/2016	3,000,000	3,018,180
Telefonica Emisiones SAU
6.421%, 06/20/2016	2,745,000	2,774,443
		7,291,965

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities - 3.9%
CenterPoint Energy Resources Corp.
6.150%, 05/01/2016	$2,500,000	$2,509,483
Dominion Resources, Inc. 1.950%, 08/15/2016	2,000,000	2,006,354
Duke Energy Corp. 0.992%, 04/03/2017 (P)	2,500,000	2,483,240
Electricite de France SA
1.084%, 01/20/2017 (P)(S)	2,822,000	2,815,222
1.150%, 01/20/2017 (L)(S)	2,000,000	1,995,792
		11,810,091
TOTAL CORPORATE BONDS (Cost $165,505,564)		$165,956,607

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.6%
U.S. Government Agency - 0.6%
Federal National Mortgage Association,
Series 2013-10, Class FT
0.783%, 04/25/2042 (P)	1,686,018	1,684,981
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,689,706)		$1,684,981

ASSET BACKED SECURITIES - 15.3%
Ally Auto Receivables Trust
Series 2012-4, Class A4,
0.800%, 10/16/2017	1,001,437	1,001,089
Series 2012-5, Class A4,
0.850%, 01/16/2018	926,372	926,001
BA Credit Card Trust, Series 2014-A2,
Class A 0.706%, 09/16/2019 (P)	3,075,000	3,075,000
Cabela’s Credit Card Master Note Trust
Series 2011-2A, Class A1,
2.390%, 06/17/2019 (S)	2,000,000	2,005,530
Series 2012-2A, Class A2,
0.916%, 06/15/2020 (P)(S)	1,000,000	998,404
Capital One Multi-Asset Execution Trust,
Series 2007-A1, Class A1
0.486%, 11/15/2019 (P)	3,000,000	2,995,233
CarMax Auto Owner Trust
Series 2013-1, Class A4,
0.890%, 08/17/2018	1,100,000	1,098,184
Series 2013-3, Class A3,
0.970%, 04/16/2018	974,453	974,258
Series 2014-1, Class A3,
0.790%, 10/15/2018	1,426,968	1,424,799
Chase Issuance Trust, Series 2012-A2,
Class A2 0.706%, 05/15/2019 (P)	1,000,000	1,000,000
Citibank Credit Card Issuance Trust,
Series 2014-A4, Class A4
1.230%, 04/24/2019	4,496,000	4,507,682
CNH Equipment Trust, Series 2014-C,
Class A3 1.050%, 11/15/2019	3,675,000	3,668,400
Discover Card Execution Note Trust,
Series 2014-A2, Class A2
0.818%, 08/15/2019 (P)	2,910,000	2,907,909
Ford Credit Auto Owner Trust
Series 2013-D, Class A3,
0.670%, 04/15/2018	1,145,743	1,144,512
Series 2014-C, Class A3,
1.060%, 05/15/2019	2,000,000	1,999,158
Honda Auto Receivables Owner Trust
Series 2014-2, Class A3,
0.770%, 03/19/2018	1,459,547	1,457,248
Series 2014-3, Class A3,
0.880%, 06/15/2018	1,625,185	1,624,103
Hyundai Auto Lease Securitization Trust,
Series 2014-B, Class A2
0.610%, 02/15/2017 (S)	134,162	134,138
Hyundai Auto Receivables Trust,
Series 2014-A, Class A3
0.790%, 07/16/2018	1,919,684	1,918,058
John Deere Owner Trust, Series 2013-A,
Class A4 0.770%, 07/15/2019	1,500,000	1,498,947
Mercedes Benz Auto Lease Trust,
Series 2014-A, Class A4
0.900%, 12/16/2019	2,500,000	2,499,177
Nissan Auto Lease Trust, Series 2014-A,
Class A3 0.800%, 02/15/2017	1,171,669	1,171,398
Nissan Auto Receivables Owner Trust,
Series 2014-A, Class A3
0.720%, 08/15/2018	1,388,793	1,387,019
Porsche Financial Auto, Series 2014-1,
Class A3 0.670%, 01/23/2018 (S)	383,222	382,951
Toyota Auto Receivables Owner Trust,
Series 2013-A, Class A4
0.690%, 11/15/2018	2,655,000	2,652,164
Volkswagen Auto Lease Trust, Series 2015-A,
Class A2A 0.870%, 06/20/2017	796,884	795,215
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Class A3
0.700%, 04/20/2018	1,037,987	1,034,866
Wheels SPV LLC, Series 2014-1A, Class A2
0.840%, 03/20/2023 (S)	534,620	532,898
TOTAL ASSET BACKED SECURITIES (Cost $46,842,987)		$46,814,341

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	55,697	557,319
TOTAL SECURITIES LENDING
COLLATERAL (Cost $557,264)		$557,319

SHORT-TERM INVESTMENTS - 1.1%
Repurchase agreement - 1.1%
Barclays Tri-Party Repurchase Agreement
dated 03/31/2016 at 0.300% to be
repurchased at $3,256,027 on 04/01/2016,
collateralized by $2,430,500 U.S. Treasury
Bonds, 4.500% due 08/15/2039 (valued at
$3,321,281, including interest)	$3,256,000	$3,256,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,256,000)		$3,256,000
Total Investments (Ultra Short Term Bond Trust)
(Cost $299,468,579) - 98.1%		$299,667,646
Other assets and liabilities, net - 1.9%		5,784,776
TOTAL NET ASSETS - 100.0%		$305,452,422

U.S. Equity Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.1%
Consumer discretionary - 18.2%
Auto components - 0.8%
Drew Industries, Inc.	6,200	$399,652
Gentex Corp.	24,400	382,836

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Lear Corp.	39,300	$4,368,981
Superior Industries International, Inc.	2,800	61,824
Tower International, Inc.	6,000	163,200
		5,376,493
Automobiles - 0.1%
Thor Industries, Inc.	8,400	535,668
Diversified consumer services - 0.0%
Apollo Education Group, Inc. (I)	7,400	60,791
Bridgepoint Education, Inc. (I)	2,100	21,168
		81,959
Hotels, restaurants and leisure - 1.5%
Chipotle Mexican Grill, Inc. (I)	16,300	7,676,811
DineEquity, Inc.	1,900	177,517
Marriott Vacations Worldwide Corp.	6,000	405,000
Penn National Gaming, Inc. (I)	4,900	81,781
Six Flags Entertainment Corp.	10,300	571,547
Texas Roadhouse, Inc.	20,900	910,822
The Cheesecake Factory, Inc.	8,900	472,501
Wyndham Worldwide Corp.	2,000	152,860
		10,448,839
Household durables - 0.6%
Bassett Furniture Industries, Inc.	800	25,488
Helen of Troy, Ltd. (I)	25,800	2,675,202
Tupperware Brands Corp.	12,100	701,558
WCI Communities, Inc. (I)	2,800	52,024
Whirlpool Corp.	3,100	559,054
		4,013,326
Internet and catalog retail - 2.7%
Amazon.com, Inc. (I)	31,371	18,623,080
HSN, Inc.	4,200	219,702
		18,842,782
Leisure products - 0.3%
Hasbro, Inc.	15,300	1,225,530
Smith & Wesson Holding Corp. (I)	44,300	1,179,266
		2,404,796
Media - 3.3%
Charter Communications, Inc., Class A (I)(L)	51,300	10,384,659
Comcast Corp., Class A	115,700	7,066,956
Gannett Company, Inc.	44,100	667,674
Liberty Global PLC, Series A (I)	19,100	735,350
Liberty Global PLC, Series C (I)	52,606	1,975,881
News Corp., Class A	24,085	307,565
Omnicom Group, Inc.	1,900	158,137
Scripps Networks Interactive, Inc., Class A	5,600	366,800
Starz, Class A (I)	27,900	734,607
TEGNA, Inc.	18,200	426,972
		22,824,601
Multiline retail - 1.2%
Dillard’s, Inc., Class A	2,900	246,239
Dollar General Corp.	24,300	2,080,080
Macy’s, Inc.	28,500	1,256,565
Target Corp.	54,500	4,484,260
		8,067,144
Specialty retail - 6.2%
AutoNation, Inc. (I)	7,600	354,768
Bed Bath & Beyond, Inc. (I)	94,000	4,666,160
Express, Inc. (I)	7,500	160,575
Foot Locker, Inc.	47,500	3,063,750
Group 1 Automotive, Inc.	2,400	140,856
Guess?, Inc.	27,400	514,298
Lowe’s Companies, Inc.	59,400	4,499,550
Murphy USA, Inc. (I)	8,255	507,270
Penske Automotive Group, Inc.	2,400	90,960
Rent-A-Center, Inc.	6,800	107,780
Ross Stores, Inc.	45,100	2,611,290
Staples, Inc.	27,700	305,531
The Cato Corp., Class A	3,300	127,215
The Gap, Inc. (L)	18,100	532,140
The Home Depot, Inc.	163,000	21,749,090
The TJX Companies, Inc.	44,700	3,502,245
		42,933,478
Textiles, apparel and luxury goods - 1.5%
Coach, Inc.	33,200	1,330,988
Columbia Sportswear Company	3,600	216,324
Fossil Group, Inc. (I)	2,100	93,282
G-III Apparel Group, Ltd. (I)	5,700	278,673
NIKE, Inc., Class B	87,040	5,350,349
VF Corp.	42,340	2,741,938
		10,011,554
		125,540,640
Consumer staples - 5.8%
Beverages - 1.4%
Dr. Pepper Snapple Group, Inc.	109,100	9,755,722
Food and staples retailing - 1.7%
CVS Health Corp.	110,100	11,420,673
Food products - 0.5%
Hormel Foods Corp.	36,300	1,569,612
Ingredion, Inc.	16,200	1,729,998
		3,299,610
Household products - 0.4%
Central Garden & Pet Company (I)	2,000	32,680
Church & Dwight Company, Inc.	6,900	636,042
Kimberly-Clark Corp.	15,400	2,071,454
		2,740,176
Tobacco - 1.8%
Philip Morris International, Inc.	87,384	8,573,244
Reynolds American, Inc.	64,000	3,219,840
Universal Corp.	10,100	573,781
		12,366,865
		39,583,046
Energy - 7.7%
Energy equipment and services - 0.0%
Exterran Corp. (I)	3,300	51,018
Oil, gas and consumable fuels - 7.7%
Apache Corp.	12,790	624,280
Chevron Corp.	229,871	21,929,693
ConocoPhillips	163,500	6,584,145
Denbury Resources, Inc. (L)	12,600	27,972
Marathon Oil Corp.	157,000	1,748,980
Murphy Oil Corp.	15,700	395,483
Tesoro Corp.	57,900	4,979,979
Valero Energy Corp.	258,700	16,593,018
Western Refining, Inc.	6,600	191,994
		53,075,544
		53,126,562

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials - 15.9%
Banks - 5.2%
Chemical Financial Corp.	9,700	$346,193
Citigroup, Inc.	259,300	10,825,775
Fidelity Southern Corp.	1,400	22,456
Huntington Bancshares, Inc.	16,500	157,410
JPMorgan Chase & Co.	283,400	16,782,948
The PNC Financial Services Group, Inc.	32,000	2,706,240
Wells Fargo & Company	94,300	4,560,348
WesBanco, Inc.	2,300	68,333
		35,469,703
Capital markets - 3.3%
Ares Capital Corp.	24,000	356,160
BGC Partners, Inc., Class A	36,300	328,515
BlackRock Capital Investment Corp.	16,300	153,383
Franklin Resources, Inc.	12,300	480,315
Invesco, Ltd.	7,500	230,775
Janus Capital Group, Inc.	19,000	277,970
T. Rowe Price Group, Inc.	30,000	2,203,800
The Charles Schwab Corp.	548,900	15,380,178
The Goldman Sachs Group, Inc.	22,100	3,469,258
		22,880,354
Consumer finance - 1.2%
Capital One Financial Corp.	80,200	5,558,662
Cash America International, Inc.	33,200	1,282,848
Encore Capital Group, Inc. (I)(L)	3,300	84,942
Navient Corp.	16,500	197,505
OneMain Holdings, Inc. (I)	6,700	183,781
PRA Group, Inc. (I)	22,500	661,275
Regional Management Corp. (I)	2,100	35,931
		8,004,944
Diversified financial services - 0.3%
Nasdaq, Inc.	34,700	2,303,386
Insurance - 5.4%
Aflac, Inc.	23,400	1,477,476
American Equity Investment Life
Holding Company	8,100	136,080
American Financial Group, Inc.	5,400	379,998
American International Group, Inc.	92,600	5,005,030
Aspen Insurance Holdings, Ltd.	5,900	281,430
Assurant, Inc.	5,300	408,895
Assured Guaranty, Ltd.	66,600	1,684,980
Axis Capital Holdings, Ltd.	2,600	144,196
Chubb, Ltd.	18,400	2,192,360
CNO Financial Group, Inc.	8,000	143,360
Endurance Specialty Holdings, Ltd.	11,100	725,274
Everest Re Group, Ltd.	11,200	2,211,216
FBL Financial Group, Inc., Class A	700	43,064
First American Financial Corp.	28,500	1,086,135
Genworth Financial, Inc., Class A (I)	27,000	73,710
HCI Group, Inc. (L)	1,900	63,270
Horace Mann Educators Corp.	2,800	88,732
Kemper Corp.	3,200	94,624
Lincoln National Corp.	37,100	1,454,320
Maiden Holdings, Ltd.	8,300	107,402
MBIA, Inc. (I)	38,000	336,300
Mercury General Corp.	1,100	61,050
Principal Financial Group, Inc.	8,000	315,600
RenaissanceRe Holdings, Ltd.	5,100	611,133
Selective Insurance Group, Inc.	8,700	318,507
The Hanover Insurance Group, Inc.	7,500	676,650
The Hartford Financial Services Group, Inc.	60,600	2,792,448
The Navigators Group, Inc. (I)	4,500	377,415
The Progressive Corp.	68,500	2,407,090
The Travelers Companies, Inc.	94,600	11,040,766
Third Point Reinsurance, Ltd. (I)	7,900	89,823
Validus Holdings, Ltd.	2,800	132,132
W.R. Berkley Corp.	9,300	522,660
		37,483,126
Real estate investment trusts - 0.1%
Ares Commercial Real Estate Corp.	2,700	29,565
ARMOUR Residential REIT, Inc. (L)	40,200	865,506
Chimera Investment Corp.	1,700	23,103
		918,174
Real estate management and development - 0.2%
Jones Lang LaSalle, Inc.	10,000	1,173,200
Thrifts and mortgage finance - 0.2%
Essent Group, Ltd. (I)	14,200	295,360
Northwest Bancshares, Inc.	31,500	425,565
Oritani Financial Corp.	1,800	30,546
PennyMac Financial Services, Inc., Class A (I)	2,900	34,104
Provident Financial Services, Inc.	5,900	119,121
Walker & Dunlop, Inc. (I)	16,000	388,320
		1,293,016
		109,525,903
Health care - 12.2%
Biotechnology - 0.3%
PDL BioPharma, Inc. (L)	206,100	686,313
Puma Biotechnology, Inc. (I)(L)	49,453	1,452,435
		2,138,748
Health care equipment and supplies - 0.4%
C.R. Bard, Inc.	6,190	1,254,527
Edwards Lifesciences Corp. (I)	16,040	1,414,888
		2,669,415
Health care providers and services - 6.3%
Aetna, Inc.	83,500	9,381,225
Anthem, Inc.	53,800	7,477,662
Chemed Corp.	7,000	948,150
Henry Schein, Inc. (I)	11,000	1,898,930
Humana, Inc.	14,900	2,725,955
MEDNAX, Inc. (I)	3,700	239,094
Triple-S Management Corp., Class B (I)	1,800	44,748
UnitedHealth Group, Inc.	163,722	21,103,766
		43,819,530
Life sciences tools and services - 0.1%
Mettler-Toledo International, Inc. (I)	1,800	620,568
Pharmaceuticals - 5.1%
Eli Lilly & Company	35,801	2,578,030
Johnson & Johnson	224,600	24,301,720
Pfizer, Inc.	276,100	8,183,604
		35,063,354
		84,311,615
Industrials - 11.8%
Aerospace and defense - 2.0%
General Dynamics Corp.	15,900	2,088,783
Honeywell International, Inc.	67,900	7,608,195
Northrop Grumman Corp.	21,500	4,254,850
		13,951,828

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Air freight and logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (I)	18,400	$777,768
C.H. Robinson Worldwide, Inc.	11,500	853,645
Expeditors International of Washington, Inc.	27,800	1,356,918
United Parcel Service, Inc., Class B	12,800	1,350,016
		4,338,347
Airlines - 0.9%
Alaska Air Group, Inc.	15,500	1,271,310
JetBlue Airways Corp. (I)	200,200	4,228,224
SkyWest, Inc.	30,000	599,700
		6,099,234
Commercial services and supplies - 0.6%
ACCO Brands Corp. (I)	22,500	202,050
Cintas Corp.	27,300	2,451,813
Deluxe Corp.	14,600	912,354
Ennis, Inc.	3,600	70,380
KAR Auction Services, Inc.	18,400	701,776
		4,338,373
Electrical equipment - 0.9%
AMETEK, Inc.	14,700	734,706
Emerson Electric Company	61,000	3,317,180
Rockwell Automation, Inc.	16,800	1,911,000
		5,962,886
Industrial conglomerates - 3.1%
3M Company	92,000	15,329,960
Danaher Corp.	64,200	6,090,012
		21,419,972
Machinery - 2.8%
AGCO Corp.	41,600	2,067,520
Douglas Dynamics, Inc.	2,500	57,275
Dover Corp.	12,700	816,991
Illinois Tool Works, Inc.	51,541	5,279,860
Snap-on, Inc.	27,200	4,270,128
SPX FLOW, Inc. (I)	4,700	117,876
WABCO Holdings, Inc. (I)	58,700	6,276,204
Wabtec Corp.	7,100	562,959
		19,448,813
Marine - 0.0%
Matson, Inc.	5,200	208,884
Professional services - 0.4%
Equifax, Inc.	10,300	1,177,187
Korn/Ferry International	39,600	1,120,284
TrueBlue, Inc. (I)	11,700	305,955
		2,603,426
Road and rail - 0.3%
Knight Transportation, Inc.	11,800	308,570
Werner Enterprises, Inc.	55,400	1,504,664
		1,813,234
Trading companies and distributors - 0.2%
W.W. Grainger, Inc. (L)	5,900	1,377,237
		81,562,234
Information technology - 20.3%
Communications equipment - 4.0%
Brocade Communications Systems, Inc.	63,100	667,598
Cisco Systems, Inc.	728,219	20,732,395
F5 Networks, Inc. (I)	11,700	1,238,445
Ubiquiti Networks, Inc. (I)(L)	147,144	4,895,481
		27,533,919
Electronic equipment, instruments and components - 1.5%
Arrow Electronics, Inc. (I)	61,400	3,954,774
Avnet, Inc.	79,100	3,504,130
ePlus, Inc. (I)	4,100	330,091
Ingram Micro, Inc., Class A	19,900	714,609
Insight Enterprises, Inc. (I)	6,500	186,160
Jabil Circuit, Inc.	35,500	684,085
Sanmina Corp. (I)	15,900	371,742
Tech Data Corp. (I)	9,500	729,315
		10,474,906
Internet software and services - 2.3%
Alphabet, Inc., Class C (I)	18,643	13,888,103
eBay, Inc. (I)	66,111	1,577,408
		15,465,511
IT services - 4.9%
Accenture PLC, Class A	60,400	6,970,160
Amdocs, Ltd.	32,300	1,951,566
Booz Allen Hamilton Holding Corp.	49,400	1,495,832
Broadridge Financial Solutions, Inc.	6,100	361,791
Cognizant Technology
Solutions Corp., Class A (I)	25,300	1,586,310
Convergys Corp.	44,400	1,232,988
CSG Systems International, Inc.	7,500	338,700
Fiserv, Inc. (I)	46,600	4,780,228
IBM Corp.	72,802	11,025,863
Jack Henry & Associates, Inc.	6,600	558,162
MAXIMUS, Inc.	5,000	263,200
Paychex, Inc.	41,900	2,263,019
Total System Services, Inc.	12,600	599,508
		33,427,327
Semiconductors and semiconductor equipment - 2.1%
Intel Corp.	104,900	3,393,515
QUALCOMM, Inc.	192,402	9,839,438
Skyworks Solutions, Inc.	7,100	553,090
Xilinx, Inc.	19,500	924,885
		14,710,928
Software - 0.7%
Activision Blizzard, Inc.	12,500	423,000
ANSYS, Inc. (I)	9,800	876,708
CA, Inc.	25,700	791,303
Citrix Systems, Inc. (I)	17,700	1,390,866
Intuit, Inc.	14,000	1,456,140
Zix Corp. (I)	5,400	21,222
		4,959,239
Technology hardware, storage and peripherals - 4.8%
Apple, Inc.	258,520	28,176,095
EMC Corp.	188,500	5,023,525
		33,199,620
		139,771,450
Materials - 1.8%
Chemicals - 1.2%
LyondellBasell Industries NV, Class A	90,900	7,779,222
The Chemours Company	86,600	606,200
		8,385,422

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging - 0.6%
AptarGroup, Inc.	8,800	$690,008
Avery Dennison Corp.	45,300	3,266,583
		3,956,591
		12,342,013
Telecommunication services - 3.5%
Diversified telecommunication services - 3.4%
FairPoint Communications, Inc. (I)	3,300	49,104
Verizon Communications, Inc.	436,700	23,616,738
Vonage Holdings Corp. (I)	25,300	115,621
		23,781,463
Wireless telecommunication services - 0.1%
NII Holdings, Inc. (I)(L)	54,400	300,832
United States Cellular Corp. (I)	1,600	73,104
		373,936
		24,155,399
Utilities - 0.9%
Electric utilities - 0.2%
American Electric Power Company, Inc.	6,000	398,400
IDACORP, Inc.	12,500	932,375
Pinnacle West Capital Corp.	3,000	225,210
		1,555,985
Gas utilities - 0.1%
Atmos Energy Corp.	4,000	297,040
Independent power and renewable electricity producers - 0.2%
Talen Energy Corp. (I)	163,919	1,475,271
Multi-utilities - 0.4%
Ameren Corp.	24,600	1,232,460
Consolidated Edison, Inc.	9,500	727,890
DTE Energy Company	9,400	852,204
SCANA Corp.	2,900	203,435
		3,015,989
		6,344,285
TOTAL COMMON STOCKS (Cost $635,861,673)		$676,263,147
RIGHTS - 0.0%
Community Health Systems, Inc. (I)(N)	23,900	143
TOTAL RIGHTS (Cost $1,554)		$143
SECURITIES LENDING COLLATERAL - 2.7%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	1,869,470	18,706,480
TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,705,432)		$18,706,480
SHORT-TERM INVESTMENTS - 1.5%
U.S. Government - 1.3%
U.S. Treasury Bill
0.706%, 04/28/2016*	$9,000,000	$8,998,839
Money market funds - 0.2%
State Street Institutional Treasury Money
Market Fund, 0.1864% (Y)	1,522,377	$1,522,377
TOTAL SHORT-TERM INVESTMENTS (Cost $10,520,210)		$10,521,216
Total Investments (U.S. Equity Trust)
(Cost $665,088,869) - 102.3%		$705,490,986
Other assets and liabilities, net - (2.3%)		(15,959,378)
TOTAL NET ASSETS - 100.0%		$689,531,608

Utilities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 88.4%
Consumer discretionary - 8.8%
Media - 8.8%
Altice NV, Class A (I)	155,584	$2,763,670
Charter Communications, Inc., Class A (I)(L)	28,001	5,668,242
Comcast Corp., Class A	127,244	7,772,064
Liberty Global PLC, Series C (I)	62,450	2,345,618
Numericable Group SA	45,908	1,928,020
Quebecor, Inc., Class B	82,573	2,168,038
Time Warner Cable, Inc.	41,930	8,579,717
		31,225,369
Energy - 13.2%
Oil, gas and consumable fuels - 13.2%
Columbia Pipeline Partners LP	144,605	2,111,233
Enable Midstream Partners LP	44,588	381,673
Enbridge, Inc.	179,825	7,000,541
Energy Transfer Equity LP	158,649	1,131,167
Energy Transfer Partners LP	157,698	5,099,953
Enterprise Products Partners LP	238,736	5,877,680
EQT GP Holdings LP	21,047	567,638
EQT Midstream Partners LP	44,258	3,294,123
JP Energy Partners LP	45,467	244,158
Kinder Morgan, Inc.	221,230	3,951,168
Plains All American Pipeline LP	27,937	585,839
Plains GP Holdings LP, Class A	253,721	2,204,835
SemGroup Corp., Class A	41,500	929,600
Shell Midstream Partners LP	13,690	501,191
Sunoco Logistics Partners LP	136,023	3,410,097
Tallgrass Energy GP LP	82,264	1,520,239
The Williams Companies, Inc.	194,147	3,119,942
TransCanada Corp. (L)	9,603	377,539
TransCanada Corp., Subscription Receipt	24,850	928,122
Western Gas Equity Partners LP	42,435	1,512,383
Williams Partners LP	119,204	2,437,722
		47,186,843
		47,186,843
Financials - 1.5%
Real estate investment trusts - 1.5%
American Tower Corp.	53,543	5,481,197
Industrials - 0.1%
Commercial services and supplies - 0.1%
Covanta Holding Corp.	10,485	176,777

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Telecommunication services - 9.9%
Diversified telecommunication services - 6.9%
Bezeq The
Israeli Telecommunication Corp., Ltd.	574,453	$1,296,570
BT Group PLC	341,485	2,156,188
Cellnex Telecom SAU (S)	8,440	134,560
Com Hem Holding AB	587,907	5,412,830
Hellenic Telecommunications Organization SA	304,504	2,740,711
SBA Communications Corp., Class A (I)	37,229	3,729,229
TDC A/S	607,590	2,969,624
TELUS Corp.	43,830	1,426,858
Verizon Communications, Inc.	58,185	3,146,645
XL Axiata Tbk PT (I)	5,459,000	1,645,802
		24,659,017
Wireless telecommunication services - 3.0%
Advanced Info Service PCL	142,800	738,314
Bharti Infratel, Ltd.	104,939	621,167
KDDI Corp.	112,300	2,996,250
Mobile TeleSystems PJSC, ADR	265,929	2,151,366
Vodafone Group PLC	1,335,410	4,243,469
		10,750,566
		35,409,583
Utilities - 54.9%
Electric utilities - 26.9%
American Electric Power Company, Inc.	153,323	10,180,647
CPFL Energia SA	263,928	1,438,680
Duke Energy Corp.	13,179	1,063,282
Edison International	52,075	3,743,672
EDP - Energias de Portugal SA	2,310,598	8,203,641
EDP - Energias do Brasil SA	148,434	520,148
Enel SpA	1,727,090	7,656,566
Exelon Corp.	461,759	16,558,678
FirstEnergy Corp.	112,994	4,064,394
Iberdrola SA	287,805	1,915,904
NextEra Energy, Inc.	158,085	18,707,779
PPL Corp.	421,861	16,060,248
Red Electrica Corp. SA	27,520	2,383,940
SSE PLC	66,905	1,431,785
Xcel Energy, Inc.	50,483	2,111,199
		96,040,563
Gas utilities - 1.6%
China Resources Gas Group, Ltd.	1,316,000	3,758,536
Snam SpA	314,787	1,969,943
		5,728,479
Independent power and renewable electricity
producers - 14.9%
Abengoa Yield PLC (L)	141,565	2,517,026
AES Corp.	756,690	8,928,942
Calpine Corp. (I)	617,412	9,366,140
China Longyuan Power Group Corp., H Shares	2,368,000	1,752,410
Dynegy, Inc. (I)	437,364	6,284,921
EDP Renovaveis SA	1,344,837	10,251,403
Enel Green Power SpA	271,840	583,660
NextEra Energy Partners LP	117,973	3,207,686
NRG Energy, Inc.	461,394	6,002,736
NRG Yield, Inc., Class A	85,180	1,155,893
NRG Yield, Inc., Class C (L)	117,502	1,673,228
Tractebel Energia SA	121,600	1,240,468
		52,964,513
Multi-utilities - 11.5%
Alliant Energy Corp.	4,795	356,173
Ameren Corp.	102,797	5,150,130
Dominion Resources, Inc.	34,949	2,625,369
DTE Energy Company	43,977	3,986,955
Engie SA	218,393	3,383,695
NorthWestern Corp.	22,518	1,390,487
PG&E Corp.	116,038	6,929,789
Public Service Enterprise Group, Inc.	87,860	4,141,720
Sempra Energy	125,651	13,073,987
		41,038,305
		195,771,860
TOTAL COMMON STOCKS (Cost $336,203,103)		$315,251,629

PREFERRED SECURITIES - 9.9%
Energy - 1.7%
Oil, gas and consumable fuels - 1.7%
Anadarko Petroleum Corp., 7.500%	60,721	2,069,372
Kinder Morgan, Inc., 9.750% (L)	88,608	3,996,221
		6,065,593
Financials - 0.6%
Real estate investment trusts - 0.6%
American Tower Corp., 5.500%	20,738	2,139,125
Telecommunication services - 0.8%
Diversified telecommunication services - 0.8%
Frontier Communications Corp., 11.125%	28,671	2,993,252
Utilities - 6.8%
Electric utilities - 3.6%
Cia Paranaense de Energia, B Shares	185,200	1,475,666
Exelon Corp., 6.500%	171,233	8,429,801
NextEra Energy, Inc., 6.371%	31,141	1,901,158
NextEra Energy, Inc., 5.799%	20,564	1,252,348
		13,058,973
Independent power and renewable electricity producers - 0.7%
Dynegy, Inc., 5.375%	44,210	2,365,235
Multi-utilities - 2.5%
Dominion Resources, Inc., 6.000%	60,028	3,495,430
Dominion Resources, Inc., 6.125%	48,616	2,851,328
Dominion Resources, Inc., 6.375%	51,179	2,574,304
		8,921,062
		24,345,270
TOTAL PREFERRED SECURITIES (Cost $37,756,595)		$35,543,240

CORPORATE BONDS - 0.1%
Consumer discretionary - 0.1%
Neptune Finco Corp.
10.125%, 01/15/2023 (S)	$225,000	$240,750
TOTAL CORPORATE BONDS (Cost $225,000)		$240,750

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 3.2%
John Hancock
Collateral Trust, 0.4918% (W)(Y)	1,143,744	$11,444,641
TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,443,664)		$11,444,641

SHORT-TERM INVESTMENTS - 1.0%
U.S. Government Agency - 0.8%
Federal Home Loan Bank Discount Notes
0.080%, 04/01/2016*	$2,705,000	$2,705,000
Repurchase agreement - 0.2%
Repurchase Agreement with State Street Corp.
dated 03/31/2016 at 0.030% to be
repurchased at $768,001 on 04/01/2016,
collateralized by $785,000 Federal Home
Loan Mortgage Corp., 1.250% due
03/30/2018 (valued at $786,021,
including interest)	768,000	768,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,473,000)		$3,473,000
Total Investments (Utilities Trust)
(Cost $389,101,362) - 102.6%		$365,953,260
Other assets and liabilities, net - (2.6%)		(9,209,710)
TOTAL NET ASSETS - 100.0%		$356,743,550

Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.5%
Consumer discretionary - 11.8%
Auto components - 4.8%
Dana Holding Corp.	607,786	$8,563,705
Johnson Controls, Inc.	439,112	17,112,195
		25,675,900
Diversified consumer services - 1.4%
DeVry Education Group, Inc.	435,634	7,523,399
Media - 2.2%
TEGNA, Inc.	494,147	11,592,689
Specialty retail - 3.4%
Advance Auto Parts, Inc.	50,774	8,141,103
Ascena Retail Group, Inc. (I)	894,777	9,896,234
		18,037,337
		62,829,325
Consumer staples - 3.1%
Food products - 3.1%
ConAgra Foods, Inc.	364,375	16,258,413
Energy - 6.0%
Energy equipment and services - 2.5%
Amec Foster Wheeler PLC	868,958	5,606,796
Amec Foster Wheeler PLC, ADR	38,139	244,090
Baker Hughes, Inc.	169,989	7,450,618
		13,301,504
Oil, gas and consumable fuels - 3.5%
Devon Energy Corp.	428,679	11,762,952
The Williams Companies, Inc.	410,576	6,597,956
		18,360,908
		31,662,412
Financials - 24.1%
Banks - 8.6%
BB&T Corp.	405,720	13,498,304
Comerica, Inc.	315,768	11,958,134
Wintrust Financial Corp.	294,246	13,046,868
Zions Bancorporation	307,168	7,436,537
		45,939,843
Capital markets - 4.3%
American Capital, Ltd. (I)	927,733	14,138,651
Stifel Financial Corp. (I)	287,804	8,518,998
		22,657,649
Insurance - 7.8%
Arthur J. Gallagher & Company	247,748	11,019,831
FNF Group	445,276	15,094,856
Willis Towers Watson PLC	130,466	15,481,096
		41,595,783
Real estate investment trusts - 3.4%
Forest City Realty Trust, Inc., Class A	849,216	17,909,965
		128,103,240
Health care - 10.0%
Health care providers and services - 7.6%
Brookdale Senior Living, Inc. (I)	426,849	6,778,362
HealthSouth Corp.	422,470	15,897,546
Universal Health Services, Inc., Class B	141,146	17,603,729
		40,279,637
Life sciences tools and services - 2.4%
PerkinElmer, Inc.	259,293	12,824,632
		53,104,269
Industrials - 17.3%
Aerospace and defense - 2.8%
Textron, Inc.	407,323	14,850,997
Building products - 4.3%
Masco Corp.	343,803	10,812,604
Owens Corning	259,546	12,271,335
		23,083,939
Commercial services and supplies - 2.3%
Clean Harbors, Inc. (I)	250,389	12,354,193
Construction and engineering - 2.5%
Fluor Corp.	250,970	13,477,089
Electrical equipment - 1.3%
Babcock & Wilcox Enterprises, Inc. (I)	314,388	6,727,903
Machinery - 2.6%
Ingersoll-Rand PLC	219,885	13,635,069
Road and rail - 1.5%
Swift Transportation Company (I)	425,284	7,923,041
		92,052,231
Information technology - 11.1%
Communications equipment - 2.5%
Ciena Corp. (I)	705,904	13,426,294
Electronic equipment, instruments and components - 2.2%
Keysight Technologies, Inc. (I)	423,811	11,756,517

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services - 2.2%
Teradata Corp. (I)	433,964	$11,387,215
Software - 2.5%
Citrix Systems, Inc. (I)	170,203	13,374,552
Technology hardware, storage and peripherals - 1.7%
Diebold, Inc.	306,045	8,847,761
		58,792,339
Materials - 7.2%
Chemicals - 4.8%
Eastman Chemical Company	211,131	15,249,992
W.R. Grace & Company (I)	140,861	10,026,486
		25,276,478
Construction materials - 2.4%
Eagle Materials, Inc.	185,573	13,010,523
		38,287,001
Telecommunication services - 2.7%
Diversified telecommunication services - 2.7%
Level 3 Communications, Inc. (I)	271,818	14,365,581
Utilities - 3.2%
Electric utilities - 2.3%
Edison International	171,051	12,296,856
Multi-utilities - 0.9%
CenterPoint Energy, Inc.	226,357	4,735,388
		17,032,244
TOTAL COMMON STOCKS (Cost $503,699,056)		$512,487,055
WARRANTS - 0.0%
HealthSouth Corp. (Expiration Date:
01/17/2017; Strike Price: $41.40) (I)	7,454	15,281
TOTAL WARRANTS (Cost $0)		$15,281
SHORT-TERM INVESTMENTS - 4.1%
Money market funds - 4.1%
State Street Institutional Liquid Reserves
Fund, 0.4442% (Y)	21,414,779	$21,414,779
TOTAL SHORT-TERM INVESTMENTS (Cost $21,414,779)		$21,414,779
Total Investments (Value Trust) (Cost $525,113,835) - 100.6%		$533,917,115
Other assets and liabilities, net - (0.6%)		(2,995,278)
TOTAL NET ASSETS - 100.0%		$530,921,837

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
UYU	Uruguayan Peso

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FTSE	Financial Times and Stock Exchange
GBPLIBOR	Pound Sterling LIBOR
GO	General Obligation
GDR	Global Depositary Receipts
IO	Interest-Only Security (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
NVDR	Non Voting Depositary Receipts
PIK	Payment-in-kind
PO	Principal-Only Security (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer and/or security is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of March 31, 2016.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(O)	The investment is an affiliate of the fund, the advisor and/or the subadvisor.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — March 31, 2016 (unaudited) (showing percentage of total net assets)

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of March 31, 2016.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

Investment companies
Underlying Funds’ Investment Managers
Baillie Gifford Overseas, Ltd.	(Baillie Gifford)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors, L.P.	(DFA)
Franklin Advisers, Inc./Franklin Mutual Advisers, LLC	(Franklin)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company, LLC	(PIMCO)
QS Investors, LLC	(QS Investors)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)

The following portfolios had the following country concentration as a percentage of net assets on 3-31-16:

Alpha Opportunities Trust
United States	85.5%
Canada	3.6%
United Kingdom	2.4%
Ireland	1.8%
Switzerland	1.6%
Japan	1.3%
Other countries	3.8%
Total	100.0%

Financial Industries Trust
United States	82.7%
United Kingdom	4.2%
Denmark	2.4%
Switzerland	2.3%
Italy	2.3%
Bermuda	2.2%
Ireland	1.6%
Norway	1.0%
Other countries	1.3%
Total	100.0%

Fundamental Large Cap Value Trust
United States	88.6%
United Kingdom	2.6%
Switzerland	2.2%

Ireland	2.0%
Netherlands	1.9%
South Korea	1.5%
France	1.2%
Total	100.0%

High Yield Trust
United States	83.3%
Luxembourg	3.0%
United Kingdom	2.7%
Cayman Islands	2.3%
Canada	1.6%
Netherlands	1.5%
Australia	1.4%
France	1.2%
Other countries	3.0%
Total	100.0%

Income Trust
United States	80.3%
United Kingdom	3.7%
Netherlands	3.5%
France	2.1%
Canada	2.1%
Luxembourg	2.1%
Germany	1.9%
Switzerland	1.8%
Australia	1.6%
Other countries	0.9%
Total	100.0%

Investment Quality Bond Trust
United States	77.0%
Cayman Islands	12.3%
United Kingdom	2.2%
Canada	1.1%
Spain	1.0%
France	1.0%
Other countries	5.4%
Total	100.0%

Mid Value Trust
United States	88.9%
Canada	5.7%
Bermuda	1.6%
Ireland	1.0%
Other countries	2.8%
Total	100.0%

Mutual Shares Trust
United States	76.1%
United Kingdom	7.7%
Ireland	4.5%
Switzerland	4.0%
Netherlands	2.6%
South Korea	1.1%
Israel	1.1%
Finland	1.0%
Other countries	1.9%
Total	100.0%

Real Return Bond Trust
United States	88.2%
United Kingdom	3.6%
Cayman Islands	1.6%
Mexico	1.3%
Brazil	1.2%
Italy	1.2%
Other countries	2.9%
Total	100.0%

Science & Technology Trust
United States	80.0%
China	9.0%
South Korea	2.2%
Singapore	1.5%
United Kingdom	1.4%
Switzerland	1.3%
Japan	1.3%
Other countries	3.3%
Total	100.0%

Strategic Equity Allocation Trust
United States	67.6%
Japan	7.0%
United Kingdom	5.7%
Switzerland	3.2%
France	3.0%
Germany	2.8%
Australia	2.2%
Netherlands	1.2%
Ireland	1.0%
Hong Kong	1.0%
Other countries	5.3%
Total	100.0%

Utilities Trust
United States	72.8%

Spain	4.8%
Canada	3.3%
Italy	2.9%
United Kingdom	2.9%
Portugal	2.3%
Sweden	1.5%
France	1.5%
Brazil	1.3%
Hong Kong	1.1%
Other countries	5.6%
Total	100.0%

The following funds had the following sector composition as a percentage of net assets on 3-31-16:

Emerging Markets Value Trust
Financials	32.4%
Materials	14.8%
Energy	13.3%
Industrials	10.9%
Consumer discretionary	9.8%
Information technology	8.7%
Consumer staples	4.2%
Telecommunication services	2.5%
Utilities	2.2%
Health care	0.4%
Short-term investments and other	0.8%
Total	100.0%

Global Trust
Financials	23.5%
Energy	14.7%
Health care	13.7%
Information technology	13.2%
Consumer discretionary	10.2%
Industrials	8.2%
Telecommunication services	6.3%
Materials	5.1%
Consumer staples	2.3%
Short-term investments and other	2.8%
Total	100.0%

International Core Trust
Financials	23.0%
Consumer discretionary	18.2%
Industrials	11.7%
Telecommunication services	8.5%
Consumer staples	8.2%
Energy	8.0%
Health care	6.4%

Materials	5.2%
Utilities	3.9%
Information technology	3.8%
Short-term investments and other	3.1%
Total	100.0%

International Equity Index Trust B
Financials	24.9%
Consumer discretionary	11.8%
Industrials	11.3%
Consumer staples	10.9%
Health care	8.5%
Information technology	8.2%
Materials	6.7%
Energy	6.5%
Telecommunication services	5.2%
Utilities	3.4%
Short-term investments and other	2.6%
Total	100.0%

International Growth Stock Trust
Consumer discretionary	23.0%
Financials	17.9%
Information technology	16.8%
Consumer staples	10.4%
Health care	9.1%
Industrials	8.2%
Energy	3.8%
Materials	3.4%
Short-term investments and other	7.4%
Total	100.0%

International Small Company Trust
Industrials	25.4%
Consumer discretionary	18.3%
Financials	14.1%
Materials	11.2%
Information technology	9.5%
Consumer staples	7.1%
Health care	6.4%
Energy	3.3%
Utilities	2.8%
Telecommunication services	1.4%
Short-term investments and other	0.5%
Total	100.0%

International Value Trust
Financials	23.1%
Energy	18.5%

Information technology	11.7%
Health care	11.7%
Industrials	9.1%
Consumer discretionary	8.9%
Materials	7.8%
Telecommunication services	4.4%
Consumer staples	2.0%
Short-term investments and other	2.8%
Total	100.0%

John Hancock Variable Insurance Trust

Notes to Portfolio of Investments (Unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded funds, held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Securities in Money Market Trust and Money Market Trust B are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. These portfolios seek to maintain a constant NAV per share of $1.00, but there can be no assurance that they will be able to do so.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2016, all investments including futures as applicable, for All Cap Core Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, American New World Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Small Company Growth Trust, and Small Company Value Trust are categorized as Level 1 under the hierarchy described above.

All investments for 500 Index Trust B and Mid Cap Index Trust, including futures, are categorized as Level 1 under the hierarchy described above, except for repurchase agreements which are categorized as Level 2.

All investments for U.S. Equity Trust are categorized as Level 1 under the hierarchy described above, except for U.S. Treasury Bills, which are categorized as Level 2.

All investments for Money Market Trust, Money Market Trust B and Short Term Government Income Trust are categorized as Level 2 under the hierarchy described above.

All investments for Ultra Short Term Bond Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral which is categorized as Level 1.

All investments for Total Bond Market Trust B are categorized as Level 2 under the hierarchy described above, except for money market funds which are categorized as Level 1.

All investments for Bond Trust are categorized as Level 2 under the hierarchy described above, except for preferred securities and securities lending collateral which are categorized as Level 1.

The following is a summary of the values by input classification of the portfolios’ investments as of March 31, 2016, by major security category or type:

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust
U.S. Government and Agency obligations	$215,820,923	—	$215,820,923	—
Foreign government obligations	3,994,915	—	3,994,915	—
Corporate bonds	308,773,011	—	308,773,011	—
Capital preferred securities	5,526,876	—	5,526,876	—
Convertible bonds	321,206	—	321,206	—
Term loans	1,316,350	—	1,316,350	—
Municipal bonds	2,822,184	—	2,822,184	—
Collateralized mortgage obligations	134,004,436	—	134,004,436	—
Asset backed securities	81,575,905	—	81,575,905	—
Preferred securities	3,968,378	$3,427,027	540,749	$602
Securities lending collateral	4,557,640	4,557,640	—	—
Short-term investments	23,027,463	20,932,463	2,095,000	—
Total investments in securities	$785,709,287	$28,917,130	$756,791,555	$602

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Alpha Opportunities Trust
Common stocks
Consumer discretionary	$74,284,642	$69,062,560	$5,022,855	$199,227
Consumer staples	48,881,808	38,007,283	10,874,525	—
Energy	35,642,878	35,392,262	250,616	—
Financials	108,590,525	102,558,396	5,903,938	128,191
Health care	97,343,244	91,945,622	5,397,622	—
Industrials	94,278,811	92,222,662	2,056,149	—
Information technology	100,920,094	94,619,128	6,300,966	—
Materials	27,632,829	23,881,210	3,751,619	—
Telecommunication services	3,228,201	2,903,074	325,127	—
Utilities	11,997,035	11,997,035	—	—
Preferred securities	13,641,548	—	—	13,641,548
Corporate bonds	48,473	—	—	48,473
Securities lending collateral	26,110,326	26,110,326	—	—
Short-term investments	31,600,000	—	31,600,000	—
Total investments in securities	$674,200,414	$588,699,558	$71,483,417	$14,017,439
Other financial instruments:
Forward foreign currency contracts	($8,631)	—	($8,631)	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust
Common stocks
Consumer discretionary	$407,039,700	$407,039,700	—	—
Consumer staples	49,392,967	49,392,967	—	—
Financials	99,786,064	99,786,064	—	—
Health care	350,974,448	350,974,448	—	—
Industrials	168,705,642	168,705,642	—	—
Information technology	483,144,547	461,459,217	$21,685,330	—
Materials	16,459,608	16,459,608	—	—
Telecommunication services	237,460	237,460	—	—
Securities lending collateral	43,855,395	43,855,395	—	—
Short-term investments	8,142,479	8,142,479	—	—
Total investments in securities	$1,627,738,310	$1,606,052,980	$21,685,330	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Trust
Common stocks
Consumer discretionary	$285,659,468	$256,903,593	$28,755,875	—
Consumer staples	42,974,142	42,974,142	—	—
Energy	13,850,973	13,850,973	—	—
Financials	26,856,420	26,856,420	—	—
Health care	139,193,713	139,193,713	—	—
Industrials	18,024,924	18,024,924	—	—
Information technology	352,938,504	331,859,819	21,078,685	—
Materials	6,903,997	6,903,997	—	—
Securities lending collateral	62,450,265	62,450,265	—	—
Short-term investments	1,523,000	—	1,523,000	—
Total investments in securities	$950,375,406	$899,017,846	$51,357,560	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Value Trust
Common stocks
Consumer discretionary	$22,754,736	$21,818,969	$935,767	—
Consumer staples	12,747,886	12,130,145	617,741	—
Energy	2,770,200	2,770,200	—	—
Financials	42,969,740	42,969,740	—	—
Health care	56,297,466	56,297,466	—	—
Industrials	33,989,678	32,523,876	1,465,802	—
Information technology	32,632,678	32,632,678	—	—
Telecommunication services	1,642,788	1,642,788	—	—
Utilities	6,596,210	6,596,210	—	—
Preferred securities	8,364,903	8,364,903	—	—
Corporate bonds	66,349,380	—	66,349,380	—
Term loans	15,542,472	—	15,542,472	—
Asset backed securities	483,032	—	483,032	—
Short-term investments	58,765,567	58,405,567	360,000	—
Total investments in securities	$361,906,736	$276,152,542	$85,754,194	—
Other financial instruments:
Written options	($1,153,190)	($20,596)	($1,132,594)	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Bond Trust
U.S. Government and Agency obligations	$744,141,206	—	$744,141,206	—
Foreign government obligations	21,934,403	—	21,934,403	—
Corporate bonds	313,681,310	—	312,505,595	$1,175,715
Municipal bonds	14,025,223	—	14,025,223	—
Collateralized mortgage obligations	86,411,008	—	86,411,008	—
Asset backed securities	177,069,385	—	177,069,385	—
Securities lending collateral	244,514	$244,514	—	—
Short-term investments	18,312,679	18,312,679	—	—
Total investments in securities	$1,375,819,728	$18,557,193	$1,356,086,820	$1,175,715
Sale commitments outstanding	($16,431,360)	—	($16,431,360)	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Strategy Trust
Affiliated investment companies	$3,594,582,347	$3,594,582,347	—	—
Common stocks
Consumer discretionary	4	—	—	$4
Consumer staples	618	—	$618	—
Health care	251	—	—	251
Industrials	62	—	—	62
Total investments in securities	$3,594,583,282	$3,594,582,347	$618	$317

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Emerging Markets Value Trust
Common stocks
Australia	$202,292	—	$202,292	—
Brazil	37,486,861	$37,463,313	23,548	—
Chile	11,647,558	3,328,131	8,319,427	—
China	80,195,903	7,089,887	72,535,077	$570,939
Colombia	3,520,933	3,520,933	—	—
Czech Republic	3,075,249	—	3,075,249	—
Greece	798,153	—	798,153	—
Hong Kong	23,291,231	1,998,491	21,107,463	185,277
Hungary	2,238,701	—	2,238,701	—
India	88,659,671	1,168,013	87,293,344	198,314
Indonesia	21,964,492	—	21,950,791	13,701
Malaysia	32,852,734	—	32,852,734	—
Malta	12,155	—	12,155	—
Mexico	45,038,419	45,037,998	—	421
Netherlands	6,131,486	—	6,131,486	—
Philippines	11,039,289	—	11,039,160	129
Poland	14,322,356	—	14,322,356	—
Russia	16,422,541	—	16,422,541	—
South Africa	55,240,886	13,456,092	41,770,298	14,496
South Korea	107,442,905	18,607,380	88,780,762	54,763
Taiwan	104,005,227	2,241,575	101,732,777	30,875
Thailand	22,087,464	—	22,087,464	—
Turkey	12,923,758	—	12,919,671	4,087
Ukraine	371,303	—	371,303	—
Preferred securities
Brazil	14,212,229	14,212,229	—	—
Chile	23,377	—	23,377	—
Colombia	683,453	683,453	—	—
Panama	89,701	89,701	—	—
Rights	5,182	—	2,942	2,240
Warrants	824	824	—	—
Securities lending collateral	31,646,822	31,646,822	—	—
Short-term investments	645,004	645,004	—	—
Total investments in securities	$748,278,159	$181,189,846	$566,013,071	$1,075,242

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Equity Income Trust
Common stocks
Consumer discretionary	$159,908,221	$159,908,221	—	—
Consumer staples	68,554,648	67,730,142	$824,506	—
Energy	187,453,492	176,544,009	10,909,483	—
Financials	363,592,865	355,611,124	7,981,741	—
Health care	150,230,838	139,726,584	10,504,254	—
Industrials	222,970,793	222,970,793	—	—
Information technology	182,766,178	162,642,205	—	$20,123,973
Materials	87,808,651	87,808,651	—	—
Telecommunication services	50,117,650	37,583,224	12,534,426	—
Utilities	136,532,686	136,532,686	—	—
Corporate bonds	2,485,801	—	2,485,801	—
Securities lending collateral	1,231,736	1,231,736	—	—
Short-term investments	29,360,393	29,360,393	—	—
Total investments in securities	$1,643,013,952	$1,577,649,768	$45,240,211	$20,123,973

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Financial Industries Trust
Common stocks
Financials	$132,509,308	$113,316,358	$19,192,950	—
Information technology	4,953,380	4,953,380	—	—
Preferred securities	1,318,760	—	1,318,760	—
Corporate bonds	1,870,625	—	1,870,625	—
Warrants	534,134	534,134	—	—
Short-term investments	921,000	—	921,000	—
Total investments in securities	$142,107,207	$118,803,872	$23,303,335	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental All Cap Core Trust
Common stocks
Consumer discretionary	$404,676,993	$404,676,993	—	—
Consumer staples	117,998,042	80,732,517	$37,265,525	—
Energy	57,850,709	57,850,709	—	—
Financials	412,657,241	412,657,241	—	—
Health care	41,411,658	41,411,658	—	—
Industrials	133,567,955	133,567,955	—	—
Information technology	279,435,595	279,435,595	—	—
Materials	35,475,482	35,475,482	—	—
Short-term investments	7,017,000	—	7,017,000	—
Total investments in securities	$1,490,090,675	$1,445,808,150	$44,282,525	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental Large Cap Value Trust
Common stocks
Consumer discretionary	$225,646,917	$225,646,917	—	—
Consumer staples	154,450,795	89,627,590	$64,823,205	—
Energy	123,193,032	123,193,032	—	—
Financials	435,018,226	435,018,226	—	—
Health care	93,985,381	93,985,381	—	—
Industrials	141,171,915	141,171,915	—	—
Information technology	192,855,613	170,844,520	22,011,093	—
Materials	41,406,706	41,406,706	—	—
Short-term investments	13,587,000	—	13,587,000	—
Total investments in securities	$1,421,315,585	$1,320,894,287	$100,421,298	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Global Bond Trust
U.S. Government and Agency obligations	$160,713,021	—	$160,713,021	—
Foreign government obligations	206,814,996	—	206,814,996	—
Corporate bonds	151,588,119	—	151,588,119	—
Municipal bonds	1,196,251	—	1,196,251	—
Collateralized mortgage obligations	76,437,544	—	76,437,544	—
Asset backed securities	31,847,082	—	31,847,082	—
Common stocks	39,169	$39,169	—	—
Preferred securities	228,830	228,830	—	—
Escrow shares	791,230	—	791,230	—
Purchased options	95,964	—	95,964	—
Short-term investments	84,656,810	—	84,656,810	—
Total investments in securities	$714,409,016	$267,999	$714,141,017	—
Sale commitments outstanding	($72,961,372)	—	($72,961,372)	—
Other financial instruments:
Futures	$733,444	$733,444	—	—
Forward foreign currency contracts	3,353,603	—	$3,353,603	—
Written options	(809,063)	(64,382)	(744,681)	—
Interest rate swaps	(10,680,930)	—	(10,680,930)	—
Currency swaps	2,949,710	—	2,949,710	—
Credit default swaps	(752,605)	—	(752,605)	—
Inflation swaps	85,873	—	85,873	—
Volatility swaps	73,257	—	73,257	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Global Trust
Common stocks
Brazil	$3,493,808	$3,493,808	—	—
China	9,334,486	3,352,238	$5,982,248	—
Denmark	2,818,289	—	2,818,289	—
France	47,271,343	—	47,271,343	—
Germany	30,759,619	—	30,759,619	—
Hong Kong	8,409,991	—	8,409,991	—
India	3,857,758	—	3,857,758	—
Ireland	12,517,123	4,522,500	7,994,623	—
Israel	8,888,011	8,888,011	—	—
Italy	12,655,775	—	12,655,775	—
Japan	21,018,537	—	21,018,537	—
Netherlands	33,133,219	—	33,133,219	—
Portugal	5,727,277	—	5,727,277	—
Russia	5,294,406	5,294,406	—	—
Singapore	11,004,303	—	11,004,303	—
South Korea	39,008,325	6,555,053	32,453,272	—
Spain	7,765,912	—	7,765,912	—
Sweden	10,196,978	—	10,196,978	—
Switzerland	22,115,793	—	22,115,793	—
Thailand	1,506,493	—	1,506,493	—
Turkey	6,749,732	6,749,732	—	—
United Kingdom	59,008,142	5,608,851	53,399,291	—
United States	187,163,683	187,163,683	—	—
Securities lending collateral	24,583,487	24,583,487	—	—
Short-term investments	5,200,000	—	5,200,000	—
Total investments in securities	$579,482,490	$256,211,769	$323,270,721	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Health Sciences Trust
Common stocks
Consumer discretionary	$507,922	—	—	$507,922
Consumer staples	7,740,868	$7,516,690	$224,178	—
Financials	566,720	566,720	—	—
Health care	284,724,842	279,914,410	4,329,208	481,224
Industrials	764,325	764,325	—	—
Information technology	1,993,824	1,993,824	—	—
Preferred securities	1,574,116	862,384	102,279	609,453
Convertible bonds	343,335	—	343,335	—
Rights	4,305	4,305	—	—
Warrants	1,535	—	1,535	—
Short-term investments	678,679	678,679	—	—
Total investments in securities	$298,900,471	$292,301,337	$5,000,535	$1,598,599
Other financial instruments:
Written options	($56,375)	($56,375)	—	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Trust
U.S. Government and Agency obligations	$2,521,778	—	$2,521,778	—
Foreign government obligations	899,207	—	899,207	—
Corporate bonds	193,921,766	—	192,918,967	$1,002,799
Capital preferred securities	810,000	—	810,000	—
Convertible bonds	559,206	—	206,250	352,956
Term loans	10,024,605	—	10,024,605	—
Collateralized mortgage obligations	1,006,109	—	1,006,109	—
Asset backed securities	5,478,882	—	5,478,882	—
Common stocks	4,445,516	$2,405,964	—	2,039,552
Preferred securities	2,494,560	2,460,118	34,442	—
Escrow certificates	30,375	—	30,375	—
Securities lending collateral	6,668,773	6,668,773	—	—
Short-term investments	9,209,968	9,091,474	118,494	—
Total investments in securities	$238,070,745	$20,626,329	$214,049,109	$3,395,307
Other financial instruments:
Futures	$124,605	$124,605	—	—
Forward foreign currency contracts	96,813	—	$96,813	—
Credit default swaps	(96,075)	—	(96,075)	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Income Trust
Common stocks	$179,692,708	$160,170,328	$19,076,352	$446,028
Preferred securities	12,880,779	12,437,256	—	443,523
Corporate bonds	99,605,348	—	99,605,348	—
Convertible bonds	5,618,777	—	5,618,777	—
Term loans	10,551,421	—	10,551,421	—
Escrow certificates	850	—	—	850
Equity linked securities	1,933,035	—	1,933,035	—
Securities lending collateral	7,735,214	7,735,214	—	—
Short-term investments	18,540,000	—	18,540,000	—
Total investments in securities	$336,558,132	$180,342,798	$155,324,933	$890,401
	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Core Trust
Common stocks
Australia	$23,018,973	—	$23,018,973	—
Austria	3,133,910	—	3,133,910	—
Belgium	5,875,819	—	5,875,819	—
Canada	21,552,287	$21,552,287	—	—
China	854,268	—	854,268	—
Colombia	42,562	42,562	—	—
Denmark	3,730,948	—	3,730,948	—
Faroe Islands	704,493	—	704,493	—
Finland	6,104,009	—	6,104,009	—
France	68,386,825	—	68,386,825	—
Germany	65,460,566	—	65,460,566	—
Hong Kong	21,495,664	—	21,495,664	—
Ireland	363,555	225,780	137,775	—
Isle of Man	290,021	—	290,021	—
Israel	6,955,061	2,510,382	4,444,679	—
Italy	16,005,086	—	16,005,086	—
Japan	144,309,256	—	144,043,963	$265,293
Malta	135,501	—	—	135,501
Netherlands	15,889,703	—	15,889,703	—
New Zealand	1,181,649	—	1,181,649	—
Norway	8,305,567	—	8,305,567	—
Portugal	829,482	—	829,482	—
Singapore	1,184,371	—	1,184,371	—
Spain	13,661,147	—	13,661,147	—
Sweden	12,014,128	—	12,014,128	—
Switzerland	28,676,721	—	28,676,721	—
United Kingdom	86,436,555	—	86,436,555	—
United States	685,630	685,630	—	—
Preferred securities	3,098,823	—	3,098,823	—
Rights	53,536	53,536	—	—
Securities lending collateral	4,376,339	4,376,339	—	—
Short-term investments	13,543,662	1,547,886	11,995,776	—
Total investments in securities	$578,356,117	$30,994,402	$546,960,921	$400,794
Other financial instruments:
Futures	($76,762)	($80,888)	$4,126	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust B
Common stocks
Australia	$28,892,251	—	$28,892,251	—
Austria	727,094	—	727,094	—
Belgium	6,041,623	—	6,041,623	—
Brazil	5,213,546	$5,213,546	—	—
Canada	37,771,555	37,771,555	—	—
Chile	1,509,142	1,252,061	257,081	—
China	23,749,285	3,220,446	20,481,586	$47,253
Colombia	699,534	699,534	—	—
Czech Republic	271,916	—	271,916	—
Denmark	7,961,521	—	7,961,521	—
Egypt	222,970	—	222,970	—
Finland	4,156,925	—	4,156,925	—
France	39,383,796	—	39,383,796	—
Germany	34,802,920	—	34,802,920	—
Greece	420,727	—	420,727	—
Hong Kong	18,836,660	—	18,824,778	11,882
Hungary	415,253	—	415,253	—
India	9,773,073	3,505,099	6,267,974	—
Indonesia	3,426,293	9,102	3,417,191	—
Ireland	4,148,737	278,757	3,869,980	—
Israel	2,775,140	307,382	2,467,758	—
Italy	7,960,336	—	7,960,336	—
Japan	90,672,221	—	90,512,130	160,091
Jersey, Channel Islands	317,620	—	317,620	—
Luxembourg	1,042,575	—	1,042,575	—
Macau	512,495	—	512,495	—
Malaysia	4,427,781	—	4,427,781	—
Malta	176,465	—	159,143	17,322
Mexico	5,588,044	5,485,564	102,480	—
Netherlands	16,423,504	332,468	16,091,036	—
New Zealand	667,730	—	667,730	—
Norway	2,473,902	—	2,473,902	—
Peru	426,491	426,491	—	—
Philippines	1,777,572	—	1,777,572	—
Poland	1,763,837	—	1,763,837	—
Portugal	669,302	—	669,302	—
Romania	97,753	—	97,753	—
Russia	4,655,088	3,333,342	1,321,746	—
Singapore	5,703,781	—	5,703,781	—
South Africa	8,808,227	—	8,807,129	1,098
South Korea	18,296,463	226,562	18,069,901	—
Spain	12,367,214	72,501	12,294,713	—
Sweden	11,586,630	—	11,586,630	—
Switzerland	38,409,826	—	38,409,826	—
Taiwan	12,803,767	—	12,803,767	—
Thailand	2,651,285	—	2,651,285	—
Turkey	1,931,255	—	1,931,255	—
United Kingdom	70,295,066	140,446	70,154,620	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities
Brazil	2,950,582	2,950,582	—	—
Germany	1,995,690	—	1,995,690	—
South Korea	890,809	—	890,809	—
Spain	13,224	—	13,224	—
Securities lending collateral	8,560,722	8,560,722	—	—
Short-term investments	5,487,423	5,487,423	—	—
Total investments in securities	$573,604,641	$79,273,583	$494,093,412	$237,646
Other financial instruments:
Futures	$295,421	$289,011	$6,410	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Growth Stock Trust
Common stocks
Australia	$17,073,817	—	$17,073,817	—
Belgium	5,603,217	—	5,603,217	—
Brazil	8,662,052	$8,662,052	—	—
Canada	33,877,528	33,877,528	—	—
China	12,091,579	7,580,417	4,511,162	—
Denmark	11,032,951	—	11,032,951	—
France	13,082,098	—	13,082,098	—
Germany	33,854,510	—	33,854,510	—
Hong Kong	14,287,247	—	14,287,247	—
Israel	10,326,413	10,326,413	—	—
Japan	30,573,927	—	30,573,927	—
Mexico	9,782,018	9,782,018	—	—
Netherlands	5,650,030	—	5,650,030	—
Singapore	13,808,956	8,826,431	4,982,525	—
South Korea	2,615,397	—	2,615,397	—
Spain	4,998,344	—	4,998,344	—
Sweden	18,981,162	—	18,981,162	—
Switzerland	30,207,775	—	30,207,775	—
Taiwan	9,162,651	—	9,162,651	—
Thailand	5,630,765	—	5,630,765	—
Turkey	4,256,099	—	4,256,099	—
United Kingdom	86,346,747	—	86,346,747	—
Short-term investments	25,525,477	25,525,477	—	—
Total investments in securities	$407,430,760	$104,580,336	$302,850,424	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust
Common stocks
Australia	$7,422,369	$58,274	$7,355,134	$8,961
Austria	1,338,949	—	1,338,949	—
Belgium	1,807,599	—	1,807,588	11
Bermuda	231,267	—	231,267	—
Cambodia	66,645	—	66,645	—
Canada	7,664,260	7,657,070	6,625	565
China	59,043	20,885	38,158	—
Cyprus	1,226	—	1,226	—
Denmark	2,361,938	—	2,361,938	—
Faroe Islands	84,357	—	84,357	—
Finland	2,747,538	—	2,747,538	—
France	5,194,964	—	5,194,964	—
Gabon	2,944	—	2,944	—
Germany	6,838,564	—	6,838,564	—
Gibraltar	37,280	—	37,280	—
Greece	154	—	—	154
Guernsey, Channel Islands	2,754	—	2,754	—
Hong Kong	3,357,964	—	3,343,865	14,099
India	13,119	—	13,119	—
Ireland	1,221,349	—	1,221,349	—
Isle of Man	193,057	—	193,057	—
Israel	734,928	5,825	729,103	—
Italy	4,449,488	—	4,440,823	8,665
Japan	23,364,201	—	23,289,834	74,367
Jersey, Channel Islands	148,515	—	148,515	—
Liechtenstein	61,661	—	61,661	—
Luxembourg	546,163	—	546,163	—
Macau	8,504	—	8,504	—
Malta	123,513	—	123,513	—
Mongolia	2,058	—	2,058	—
Netherlands	2,140,964	—	2,140,964	—
New Zealand	1,574,872	—	1,574,872	—
Norway	728,888	—	728,888	—
Peru	21,807	—	21,807	—
Portugal	420,100	—	420,100	—
Singapore	1,202,909	—	1,202,909	—
South Africa	32,154	—	32,154	—
Spain	2,419,057	—	2,419,057	—
Sweden	3,696,981	—	3,696,981	—
Switzerland	5,843,553	32,038	5,811,515	—
United Arab Emirates	43,550	—	43,550	—
United Kingdom	17,204,849	8,037	17,194,575	2,237
United States	155,376	39,087	116,289	—
Preferred securities	226,806	—	226,806	—
Rights	15,716	15,716	—	—
Securities lending collateral	1,880,825	1,880,825	—	—
Total investments in securities	$107,694,778	$9,717,757	$97,867,962	$109,059

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Value Trust
Common stocks
Australia	$12,716,376	—	$12,716,376	—
Belgium	5,370,957	—	5,370,957	—
Brazil	6,268,944	$6,268,944	—	—
Canada	61,243,756	61,243,756	—	—
China	48,686,016	12,892,091	35,793,925	—
France	78,009,659	—	78,009,659	—
Germany	57,026,810	—	57,026,810	—
Hong Kong	43,090,961	—	43,090,961	—
India	9,992,733	—	9,992,733	—
Israel	15,610,151	15,610,151	—	—
Italy	18,058,822	—	18,058,822	—
Japan	44,785,560	—	44,785,560	—
Netherlands	50,610,707	—	50,610,707	—
Norway	124,971	—	124,971	—
Russia	2,654,405	2,654,405	—	—
Singapore	6,314,182	—	6,314,182	—
South Africa	2,778,284	—	2,778,284	—
South Korea	110,184,757	20,233,430	89,951,327	—
Spain	3,491,429	—	3,491,429	—
Sweden	6,027,206	—	6,027,206	—
Switzerland	58,916,209	—	58,916,209	—
Taiwan	9,562,311	—	9,562,311	—
Thailand	9,200,046	—	9,200,046	—
United Kingdom	114,254,656	—	114,254,656	—
United States	20,488,963	20,488,963	—	—
Securities lending collateral	60,544,431	60,544,431	—	—
Short-term investments	16,700,000	—	16,700,000	—
Total investments in securities	$872,713,302	$199,936,171	$672,777,131	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investment Quality Bond Trust
U.S. Government and Agency obligations	$145,703,299	—	$145,703,299	—
Foreign government obligations	5,167,645	—	5,167,645	—
Corporate bonds	95,563,937	—	95,563,937	—
Municipal bonds	3,815,950	—	3,815,950	—
Term loans	10,326,592	—	10,326,592	—
Collateralized mortgage obligations	46,070,187	—	46,070,187	—
Asset backed securities	49,144,403	—	48,716,220	$428,183
Purchased options	19,943	—	19,943	—
Securities lending collateral	265,457	$265,457	—	—
Short-term investments	10,600,000	—	10,600,000	—
Total investments in securities	$366,677,413	$265,457	$365,983,773	$428,183
Other financial instruments:
Futures	($108,858)	($108,858)	—	—
Forward foreign currency contracts	(224,335)	—	($224,335)	—
Interest rate swaps	(5,853,903)	—	(5,853,903)	—
Currency swaps	20,577	—	20,577	—
Credit default swaps	277,500	—	277,500	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Aggressive MVP
Affiliated investment companies	$361,440,596	$361,440,596	—	—
Short-term investments	3,194,411	—	$3,194,411	—
Total investments in securities	$364,635,007	$361,440,596	$3,194,411	—
Other financial instruments:
Futures	($5,216,669)	($5,154,259)	($62,410)	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Balanced MVP
Affiliated investment companies	$8,211,681,273	$8,211,681,273	—	—
Short-term investments	81,714,554	16,998,445	$64,716,109	—
Total investments in securities	$8,293,395,827	$8,228,679,718	$64,716,109	—
Other financial instruments:
Futures	($8,649,377)	($8,417,198)	($232,179)	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Conservative MVP
Affiliated investment companies	$1,554,777,236	$1,554,777,236	—	—
Short-term investments	13,260,053	—	$13,260,053	—
Total investments in securities	$1,568,037,289	$1,554,777,236	$13,260,053	—
Other financial instruments:
Futures	$973,208	$943,503	$29,705	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Growth MVP
Affiliated investment companies	$9,954,873,960	$9,954,873,960	—	—
Short-term investments	83,185,297	6,173,902	$77,011,395	—
Total investments in securities	$10,038,059,257	$9,961,047,862	$77,011,395	—
Other financial instruments:
Futures	($62,309,209)	($60,641,644)	($1,667,565)	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Moderate MVP
Affiliated investment companies	$2,420,521,785	$2,420,521,785	—	—
Short-term investments	22,852,532	7,337,398	$15,515,134	—
Total investments in securities	$2,443,374,317	$2,427,859,183	$15,515,134	—
Other financial instruments:
Futures	$1,738,418	$1,736,527	$1,891	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Stock Trust
Common stocks
Consumer discretionary	$121,850,589	$108,780,958	$11,596,105	$1,473,526
Consumer staples	37,133,869	37,133,869	—	—
Energy	21,781,529	21,781,529	—	—
Financials	49,971,244	42,644,646	6,413,199	913,399
Health care	159,585,976	142,333,086	17,252,890	—
Industrials	71,784,443	71,784,443	—	—
Information technology	162,240,230	159,354,663	2,885,567	—
Materials	7,122,812	7,122,812	—	—
Preferred securities	71,676,918	—	—	71,676,918
Corporate bonds	396,255	—	—	396,255
Securities lending collateral	85,508,960	85,508,960	—	—
Short-term investments	2,500,000	—	2,500,000	—
Total investments in securities	$791,552,825	$676,444,966	$40,647,761	$74,460,098

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Value Trust
Common stocks
Consumer discretionary	$83,091,593	$76,024,824	$7,066,769	—
Consumer staples	72,984,228	66,129,144	6,855,084	—
Energy	80,989,541	80,989,541	—	—
Financials	189,760,108	187,144,487	2,615,621	—
Health care	72,567,124	72,567,124	—	—
Industrials	63,406,222	63,406,222	—	—
Information technology	28,669,632	28,669,632	—	—
Materials	69,608,761	69,608,761	—	—
Telecommunication services	5,314,977	5,314,977	—	—
Utilities	28,578,214	28,578,214	—	—
Securities lending collateral	37,770,427	37,770,427	—	—
Short-term investments	58,474,223	58,474,223	—	—
Total investments in securities	$791,215,050	$774,677,576	$16,537,474	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mutual Shares Trust
Common stocks
Consumer discretionary	$52,713,371	$45,715,724	$6,997,647	—
Consumer staples	63,243,698	45,336,608	17,907,090	—
Energy	33,923,145	22,390,935	11,530,810	$1,400
Financials	118,899,333	115,935,182	2,964,151	—
Health care	63,876,649	63,876,649	—	—
Industrials	22,760,919	15,814,327	6,946,592	—
Information technology	68,858,246	60,320,798	8,537,448	—
Materials	21,355,687	15,020,685	6,335,002	—
Telecommunication services	11,286,335	—	11,286,335	—
Utilities	2,051,599	2,051,599	—	—
Corporate bonds	13,228,894	—	13,228,894	—
Term loans	17,041,822	—	17,041,822	—
Municipal bonds	1,811,966	—	1,811,966	—
Securities lending collateral	6,944,476	6,944,476	—	—
Short-term investments	18,997,600	—	18,997,600	—
Total investments in securities	$516,993,740	$393,406,983	$123,585,357	$1,400
Other financial instruments:
Forward foreign currency contracts	($1,188,331)	—	($1,188,331)	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
New Income Trust
U.S. Government and Agency obligations	$611,936,547	—	$611,936,547	—
Foreign government obligations	21,049,474	—	21,049,474	—
Corporate bonds	419,116,434	—	419,116,434	—
Municipal bonds	22,173,162	—	22,173,162	—
Term loans	16,190,579	—	16,190,579	—
Collateralized mortgage obligations	168,693,668	—	168,693,668	—
Asset backed securities	133,968,884	—	133,426,518	$542,366
Short-term investments	123,483,783	$123,161,783	322,000	—
Total investments in securities	$1,516,612,531	$123,161,783	$1,392,908,382	$542,366
Other financial instruments:
Futures	$37,079	$37,079	—	—
Forward foreign currency contracts	(379,723)	—	($379,723)	—
Credit default swaps	(143,453)	—	(143,453)	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Real Estate Securities Trust
Common stocks
Diversified REITs	$36,692,157	$36,679,776	—	$12,381
Health care REITs	41,826,801	41,826,801	—	—
Hotel and resort REITs	17,221,042	17,221,042	—	—
Industrial REITs	12,105,115	12,105,115	—	—
Office REITs	41,890,401	41,890,401	—	—
Residential REITs	71,030,821	71,030,821	—	—
Retail REITs	121,964,107	121,964,107	—	—
Specialized REITs	76,235,702	76,235,702	—	—
Short-term investments	7,049,000	—	$7,049,000	—
Total investments in securities	$426,015,146	$418,953,765	$7,049,000	$12,381

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Real Return Bond Trust
U.S. Government and Agency obligations	$77,808,460	—	$77,808,460	—
Foreign government obligations	3,987,220	—	3,987,220	—
Corporate bonds	8,135,866	—	8,135,866	—
Collateralized mortgage obligations	3,759,327	—	3,759,327	—
Asset backed securities	1,945,561	—	1,945,561	—
Common stocks	3,410	$3,410	—	—
Purchased options	159,481	337	159,144	—
Short-term investments	35,527,261	—	35,527,261	—
Total investments in securities	$131,326,586	$3,747	$131,322,839	—
Other financial instruments:
Futures	$22,237	$22,237	—	—
Forward foreign currency contracts	16,588	—	$16,588	—
Written options	(230,180)	—	(230,180)	—
Interest rate swaps	(697,673)	—	(697,673)	—
Credit default swaps	(66,579)	—	(66,579)	—
Inflation swaps	(330,236)	—	(330,236)	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Science & Technology Trust
Common stocks
Consumer discretionary	$79,582,734	$79,523,493	—	$59,241
Financials	3,363,839	3,363,839	—	—
Health care	11,890,188	11,890,188	—	—
Industrials	1,675,608	1,675,608	—	—
Information technology	342,663,412	310,542,011	$24,752,475	7,368,926
Telecommunication services	15,384,737	9,272,058	6,112,679	—
Preferred securities	3,335,034	—	—	3,335,034
Corporate bonds	1,626,016	—	1,626,016	—
Securities lending collateral	30,710,460	30,710,460	—	—
Short-term investments	26,844,681	21,996,681	4,848,000	—
Total investments in securities	$517,076,709	$468,974,338	$37,339,170	$10,763,201

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Growth Trust
Common stocks
Consumer discretionary	$55,326,881	$51,942,487	$3,384,394	—
Consumer staples	5,396,541	1,728,875	3,667,666	—
Energy	9,914,149	9,914,149	—	—
Financials	42,668,835	42,668,835	—	—
Health care	64,120,743	64,120,743	—	—
Industrials	55,054,989	55,054,989	—	—
Information technology	114,642,659	112,562,051	1,213,836	$866,772
Materials	14,799,738	14,799,738	—	—
Preferred securities	11,952,023	—	—	11,952,023
Exchange-traded funds	5,518,692	5,518,692	—	—
Securities lending collateral	55,523,421	55,523,421	—	—
Short-term investments	11,500,000	—	11,500,000	—
Total investments in securities	$446,418,671	$413,833,980	$19,765,896	$12,818,795

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Index Trust
Common stocks
Consumer discretionary	$53,932,316	$53,932,316	—	—
Consumer staples	13,626,559	13,626,559	—	—
Energy	9,649,100	9,649,100	—	—
Financials	100,137,483	100,113,041	—	$24,442
Health care	52,685,415	52,590,216	—	95,199
Industrials	50,115,020	50,115,020	—	—
Information technology	69,380,826	69,380,826	—	—
Materials	14,865,157	14,865,157	—	—
Telecommunication services	3,666,198	3,617,836	—	48,362
Utilities	16,354,147	16,354,147	—	—
Warrants	616	—	$616	—
Securities lending collateral	35,509,929	35,509,929	—	—
Short-term investments	20,700,000	—	20,700,000	—
Total investments in securities	$440,622,766	$419,754,147	$20,700,616	$168,003
Other financial instruments:
Futures	$1,011,912	$1,011,912	—	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Opportunities Trust
Common stocks
Consumer discretionary	$30,001,786	$30,001,786	—	—
Consumer staples	6,584,828	6,584,828	—	—
Energy	9,817,051	9,817,051	—	—
Financials	54,587,675	54,587,674	—	$1
Health care	16,641,793	16,636,234	—	5,559
Industrials	40,077,603	40,077,603	—	—
Information technology	35,176,985	35,176,985	—	—
Materials	12,892,155	12,892,155	—	—
Telecommunication services	3,179,722	3,152,342	—	27,380
Utilities	2,561,386	2,561,386	—	—
Convertible bonds	5,877	—	$5,877	—
Securities lending collateral	7,988,248	7,988,248	—	—
Short-term investments	3,386,385	3,386,385	—	—
Total investments in securities	$222,901,494	$222,862,677	$5,877	$32,940

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Value Trust
Common stocks
Consumer discretionary	$48,193,320	$48,193,320	—	—
Consumer staples	29,256,199	8,634,761	$20,621,438	—
Energy	36,797,500	36,797,500	—	—
Financials	145,656,620	145,656,620	—	—
Health care	49,160,822	49,160,822	—	—
Industrials	217,237,685	208,272,380	8,965,305	—
Information technology	60,808,935	60,808,935	—	—
Materials	29,709,503	29,709,503	—	—
Utilities	24,765,577	24,765,577	—	—
Securities lending collateral	25,681,737	25,681,737	—	—
Short-term investments	19,000,000	—	19,000,000	—
Total investments in securities	$686,267,898	$637,681,155	$48,586,743	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Equity Allocation Trust
Common stocks
Consumer discretionary	$1,235,560,922	$846,581,788	$388,979,134	—
Consumer staples	984,581,564	606,077,314	378,504,250	—
Energy	541,301,378	399,200,546	142,100,832	—
Financials	1,839,171,919	1,118,957,012	720,094,588	$120,319
Health care	1,227,030,973	879,930,862	347,016,350	83,761
Industrials	1,107,982,948	706,826,763	401,156,185	—
Information technology	1,468,869,325	1,315,285,088	153,584,237	—
Materials	419,607,027	217,574,826	202,032,201	—
Telecommunication services	310,726,502	155,760,775	154,909,066	56,661
Utilities	362,286,043	244,653,136	117,632,907	—
Preferred securities	14,925,889	—	14,925,889	—
Rights	1,046	1,046	—	—
Warrants	998	998	—	—
Securities lending collateral	145,421,839	145,421,839	—	—
Short-term investments	208,700,000	—	208,700,000	—
Total investments in securities	$9,866,168,373	$6,636,271,993	$3,229,635,639	$260,741
Other financial instruments:
Futures	$4,844,280	$4,844,280	—	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Income Opportunities Trust
Foreign government obligations	$130,143,786	—	$130,143,786	—
Corporate bonds	270,032,612	—	270,032,612	—
Capital preferred securities	1,779,544	—	1,779,544	—
Convertible bonds	10,905,677	—	10,905,677	—
Collateralized mortgage obligations	33,265,011	—	33,265,011	—
Asset backed securities	29,913,133	—	29,913,133	—
Municipal bonds	34,662,828	—	34,662,828	—
Common stocks	17,177,946	$17,177,946	—	—
Preferred securities	43,132,441	39,263,406	3,869,035	—
Purchased options	1,999,123	—	1,999,123	—
Short-term investments	7,320,000	—	7,320,000	—
Total investments in securities	$580,332,101	$56,441,352	$523,890,749	—
Other financial instruments:
Forward foreign currency contracts	($6,653,940)	—	($6,653,940)	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Stock Market Index Trust
Common stocks
Consumer discretionary	$78,754,156	$78,750,943	$3,184	$29
Consumer staples	56,274,372	56,270,276	—	4,096
Energy	38,984,144	38,983,897	—	247
Financials	96,813,640	96,813,633	—	7
Health care	70,927,785	70,917,044	—	10,741
Industrials	59,194,708	59,194,708	—	—
Information technology	110,614,710	110,614,705	—	5
Materials	17,377,152	17,377,152	—	—
Telecommunication services	14,176,289	14,169,367	—	6,922
Utilities	18,681,803	18,681,803	—	—
Convertible bonds	763	—	763	—
Rights	237	—	237	—
Warrants	466	121	345	—
Securities lending collateral	12,746,634	12,746,634	—	—
Short-term investments	11,000,000	—	11,000,000	—
Total investments in securities	$585,546,859	$574,520,283	$11,004,529	$22,047
Other financial instruments:
Futures	$425,305	$425,305	—	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Utilities Trust
Common stocks
Consumer discretionary	$31,225,369	$26,533,679	$4,691,690	—
Energy	47,186,843	46,258,721	928,122	—
Financials	5,481,197	5,481,197	—	—
Industrials	176,777	176,777	—	—
Telecommunication services	35,409,583	10,454,098	24,955,485	—
Utilities	195,771,860	152,480,377	43,291,483	—
Preferred securities	35,543,240	35,543,240	—	—
Corporate bonds	240,750	—	240,750	—
Securities lending collateral	11,444,641	11,444,641	—	—
Short-term investments	3,473,000		3,473,000
Total investments in securities	$365,953,260	$288,372,730	$77,580,530	—
Other financial instruments:
Forward foreign currency contracts	($1,591,838)	—	($1,591,838)	—

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Value Trust
Common stocks
Consumer discretionary	$62,829,325	$62,829,325	—	—
Consumer staples	16,258,413	16,258,413	—	—
Energy	31,662,412	26,055,616	$5,606,796	—
Financials	128,103,240	128,103,240	—	—
Health care	53,104,269	53,104,269	—	—
Industrials	92,052,231	92,052,231	—	—
Information technology	58,792,339	58,792,339	—	—
Materials	38,287,001	38,287,001	—	—
Telecommunication services	14,365,581	14,365,581	—	—
Utilities	17,032,244	17,032,244	—	—
Warrants	15,281	15,281	—	—
Short-term investments	21,414,779	21,414,779	—	—
Total investments in securities	$533,917,115	$528,310,319	$5,606,796	—

For Emerging Markets Value Trust, International Equity Index Trust B, International Growth Stock Trust and Utilities Trust, securities with market values of approximately $30,092,000, $6,254,000, $7,142,000 and $5,304,000, respectively, at the beginning of the year were transferred from Level 2 to 1 during the period since quoted prices in active markets for identical securities became available.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Alpha Opportunities Trust	Common stocks	Preferred securities	Corporate bonds	Total
Balance as of 12-31-15	$299,887	$14,605,895	$48,473	$14,954,255
Realized gain (loss)	-	-	-	-
Change in unrealized appreciation (depreciation)	27,531	(964,347)	-	(936,816)
Purchases	-	-	-	-
Sales	-	-	-	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of 3-31-16	$327,418	$13,641,548	$48,473	$14,017,439
Change in unrealized at period end*	$27,531	($964,347)	-	($936,816)

Equity Income Trust	Common stocks
Balance as of 12-31-15	$19,823,329
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	300,644
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 3-31-16	$20,123,973
Change in unrealized at period end*	$300,644

High Yield Trust	Corporate bonds	Convertible bonds	Common stocks	Total
Balance as of 12-31-15	$910,305	$405,098	$1,631,608	$2,947,011
Realized gain (loss)	2,122	-	-	2,122
Change in unrealized appreciation (depreciation)	57,134	(85,759)	407,944	379,319
Purchases	33,238	33,617	-	66,855
Sales	-	-	-	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of 3-31-16	$1,002,799	$352,956	$2,039,552	$3,395,307
Change in unrealized at period end*	$57,134	($85,759)	$407,944	$379,319

Mid Cap Stock Trust	Common stocks	Preferred securities	Corporate bonds	Total
Balance as of 12-31-15	$2,195,084	$76,380,398	$396,255	$78,971,737
Realized gain (loss)	-	-	-	-
Change in unrealized appreciation (depreciation)	191,841	(4,703,480)	-	(4,511,639)
Purchases	-	-	-	-
Sales	-	-	-	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of 3-31-16	$2,386,925	$71,676,918	$396,255	$74,460,098
Change in unrealized at period end*	$191,841	($4,703,480)	-	($4,511,639)

Science & Technology Trust	Consumer discretionary	Information technology	Total
Balance as of 12-31-15	$661,985	$10,418,708	$11,080,693
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	(99,316)	(218,176)	(317,492)
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 3-31-16	$562,669	$10,200,532	$10,763,201
Change in unrealized at period end*	($99,316)	($218,176)	($317,492)

Small Cap Growth Trust	Common stocks	Preferred securities	Total
Balance as of 12-31-15	$1,046,758	$13,682,171	$14,728,929
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	(179,986)	(1,730,148)	(1,910,134)
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 3-31-16	$866,772	$11,952,023	$12,818,795
Change in unrealized at period end*	($179,986)	($1,730,148)	($1,910,134)

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios’ Level 3 securities are outlined in the tables below.

Alpha Opportunities Trust
	Fair Value at 3-31-16	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$128,191	Market Approach	Prior / recent transactions	$50.19
	$36,138	Market Approach	Prior / recent transactions Discount	$11.49 10%
	$163,089	Market Approach	EV to revenue multiple Discount	3.67x 10%
	$327,418

Preferred Securities	$3,143,862	Market Approach	EV to revenue multiple Discount	1.07x - 13.16x (weighted average 4.85x) 7.5% - 17.5% (weighted average 12.5%)
	$1,053,908	Market Approach	EV to revenue multiple Discount Allocated using OPM - Volatility	0.97x - 4.88x (weighted average 3.01x) 10% - 17.5% (weighted average 13.6%) 40% - 50% (weighted average 44.9%)
	$513,874	Market Approach	EV to gross profit multiple Discount	6.20x 10%
	$1,137,758	Market Approach	Prior / recent transactions	$50.19
	$7,637,473	Market Approach	Prior / recent transactions Discount	$11.49 - $48.77 (weighted average $46.51) 5% - 10% (weighted average 6.7%)
	$154,673	Market Approach	Probability weighted expected future price Discount	$2.76 32%
	$13,641,548

Corporate Bonds	$48,473	Market Approach	Prior / recent transactions	$100

Total	$14,017,439

Equity Income Trust
	Fair Value at 3-31-16	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$20,123,973	Market Approach	Prior / recent transactions Interest rate	$13.75 6%

High Yield Trust
	Fair Value at 3-31-16	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$130,115	Market Approach	Prior / recent transactions	$0.06
	$523,716	Market Approach	EV/EBITDA multiple Discount	4.57x - 6.72x (weighted average 5.27x) 17.5%
	$1,285,930	Market Approach	Expected future value Discount	113.59 / 1.56%
	$1,939,761

Corporate Bonds	$1,002,799	Market Approach	Yield spread	400bps - 440bps (weighted average 415.6bps)

Total	$2,942,560*

* These amounts exclude valuations provided by a broker, which amounted to $452,747

Mid Cap Stock Trust
	Fair Value at 3-31-16	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$913,399	Market Approach	Prior / recent transactions	$50.19
	$1,211,893	Market Approach	EV to revenue multiple Discount	3.67x 10%
	$261,633	Market Approach	Prior / recent transactions Discount	$11.49 10%
	$2,386,925
Preferred Securities	$11,320,855	Market Approach	EV to revenue multiple Discount Allocated using OPM - Volatility	0.97x - 4.88x (weighted average 2.46x) 10% - 17.5% (weighted average 14.9%) 40% - 50% (weighted average 43.3%)
	$18,344,826	Market Approach	EV to revenue multiple Discount	1.07x - 7.04x (weighted average 4.24x) 7.5% - 17.5% (weighted average 13.1%)
	$1,110,567	Market Approach	Probability weighted expected future price Discount	$2.76 32%
	$3,704,684	Market Approach	EV to gross profit multiple Discount	6.20x 10%
	$8,106,600	Market Approach	Prior / recent transactions	$50.19
	$29,089,386	Market Approach	Prior / recent transactions Discount	$11.49 - $48.77 (weighted average $47.14) 5% - 10% (weighted average 6.9%)
	$71,676,918

Corporate Bonds	$396,255	Market Approach	Prior / recent transactions	$100

Total	$74,460,098

Science & Technology Trust
	Fair Value at 3-31-16	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$105,365	Market Approach	EV to revenue multiple Discount	13.16x 10%
	$59,241	Market Approach	Prior / recent transactions Discount	142.24 15%
	$7,263,561	Market Approach	Prior / recent transactions Interest rate	$13.75 6%
	$7,428,167

Preferred Securities	$1,794,066	Market Approach	EV to revenue multiple Discount	6.81x - 13.16x (weighted average 11.73x) 10%
	$290,874	Market Approach	Prior / recent transactions	$30.58
	$1,250,094	Market Approach	Prior / recent transactions Discount	$93.09 - $142.24 (weighted average $112.89) 7% - 15% (weighted average 10.2%)
	$3,335,034

Total	$10,763,201

Small Cap Growth Trust
	Fair Value at 3-31-16	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$866,772	Market Approach	EV to revenue multiple Probability weighted expected future price Discount	4.56x $2.33 37%

Preferred Securities	$7,623,382	Market Approach	EV to revenue multiple Discount	2.79x - 7.04x (weighted average 5.45x) 10% - 17.5% (weighted average 9.8%)
	$1,526,559	Market Approach	EV to revenue multiple Discount Allocated using OPM - Volatility	0.97x 17.5% 50%
	$2,122,139	Market Approach	EV to revenue multiple Probability weighted expected future price Discount	4.56x $4.18 37%
	$679,943	Market Approach	Probability weighted expected future price Discount	$4.19 - $5.45 (weighted average $4.87) 32%
$11,952,023

Total	$12,818,795

A change to unobservable inputs of a portfolio's Level 3 securities may result in changes to the fair value measurement, as follows :

Significant Unobservable Input			Impact to Valuation if input increases	Impact to Valuation if input decreases
Allocated using Options Pricing Method (OPM) - Volatility			Variable	Variable
Discount			Decrease	Increase
Enterprise value to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple			Increase	Decrease
Enterprise value (“EV”) to gross profit multiple			Increase	Decrease
Enterprise value (“EV”) to revenue multiple			Increase	Decrease
Expected future value			Increase	Decrease
Interest rate			Increase	Decrease
Prior/recent transactions			Increase	Decrease
Probability weighted expected future price			Increase	Decrease
Yield spread			Decrease	Increase

Repurchase agreements. The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by the portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the portfolio’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, and varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolio’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolio and, if the portfolio’s exposure to such investments is substantial, could impair the portfolio’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolio may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At March 31, 2016, Investment Quality Bond Trust had $33,750 in unfunded loan commitments outstanding.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The portfolio may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The portfolio accrues income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolio may need to sell other investments to make distributions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolio may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The costs of investments owned on March 31, 2016, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
500 Index B Trust	$2,263,090,303	$1,432,464,203	($68,053,628)	$1,364,410,575
Active Bond Trust	781,052,398	20,213,309	(15,556,420)	4,656,889
All Cap Core Trust	299,700,314	21,011,726	(5,464,788)	15,546,938
Alpha Opportunities Trust	653,338,670	52,180,534	(31,318,789)	20,861,745
American Asset Allocation Trust	1,091,417,763	414,767,198	—	414,767,198
American Global Growth Trust	229,297,103	(6,355,340)	—	(6,355,340)
American Growth Trust	745,345,319	125,572,447	—	125,572,447
American Growth-Income Trust	898,853,546	158,485,501	—	158,485,501
American International Trust	529,638,299	—	(11,157,458)	(11,157,458)
American New World Trust	92,139,454	—	(17,888,426)	(17,888,426)
Blue Chip Growth Trust	1,116,290,255	538,433,143	(26,985,088)	511,448,055
Bond Trust	8,839,636,419	142,358,014	(136,607,448)	5,750,566
Capital Appreciation Trust	720,197,867	250,542,332	(20,364,793)	230,177,539
Capital Appreciation Value Trust	337,988,155	28,799,643	(4,881,062)	23,918,581
Core Bond Trust	1,368,681,970	12,937,513	(5,799,755)	7,137,758
Core Strategy Trust	3,645,316,067	—	(50,732,785)	(50,732,785)
Emerging Markets Value Trust	885,213,576	99,136,061	(236,071,478)	(136,935,417)
Equity Income Trust	1,361,904,240	367,256,119	(86,146,407)	281,109,712
Financial Industries Trust	150,131,540	7,662,275	(15,686,608)	(8,024,333)
Franklin Templeton Founding Allocation Trust	945,257,204	80,358,663	—	80,358,663
Fundamental All Cap Core Trust	1,342,021,921	225,740,084	(77,671,330)	148,068,754
Fundamental Large Cap Value Trust	1,428,336,844	124,504,936	(131,526,195)	(7,021,259)
Global Bond Trust	717,012,158	17,854,256	(20,457,398)	(2,603,142)
Global Trust	616,552,771	57,945,608	(95,015,889)	(37,070,281)
Health Sciences Trust	260,552,977	54,637,556	(16,290,062)	38,347,494
High Yield Trust	276,910,807	4,040,482	(42,880,644)	(38,840,162)
Income Trust	330,513,764	36,710,109	(30,665,741)	6,044,368
International Core Trust	621,688,753	28,937,216	(72,269,852)	(43,332,636)
International Equity Index Trust B	520,867,993	138,512,265	(85,775,617)	52,736,648
International Growth Stock Trust	362,963,074	64,879,650	(20,411,964)	44,467,686
International Small Company Trust	108,936,872	24,334,391	(25,576,485)	(1,242,094)
International Value Trust	969,487,030	64,943,852	(161,717,580)	(96,773,728)
Investment Quality Bond Trust	366,700,739	5,853,684	(5,877,010)	(23,326)
Lifestyle Aggressive MVP	373,295,111	19,786,676	(28,446,780)	(8,660,104)
Lifestyle Aggressive PS Series	21,717,332	109,507	(1,218,940)	(1,109,433)
Lifestyle Balanced MVP	7,987,878,462	506,992,130	(201,474,765)	305,517,365
Lifestyle Balanced PS Series	991,514,912	374,126	(18,933,844)	(18,559,718)
Lifestyle Conservative MVP	1,594,266,899	13,296,591	(39,526,201)	(26,229,610)
Lifestyle Conservative PS Series	204,270,509	—	(1,482,380)	(1,482,380)

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Growth MVP	9,349,761,228	932,851,443	(244,553,414)	688,298,029
Lifestyle Growth PS Series	2,006,615,089	—	(60,064,224)	(60,064,224)
Lifestyle Moderate MVP	2,388,711,318	97,018,690	(42,355,691)	54,662,999
Lifestyle Moderate PS Series	329,073,952	36,541	(4,815,967)	(4,779,426)
Mid Cap Index Trust	666,856,166	254,260,714	(49,500,031)	204,760,683
Mid Cap Stock Trust	750,434,616	82,373,623	(41,255,414)	41,118,209
Mid Value Trust	723,441,953	101,603,542	(33,830,445)	67,773,097
Money Market Trust	2,001,264,699	—	—	—
Money Market Trust B	446,589,451	—	—	—
Mutual Shares Trust	469,770,643	106,186,103	(58,963,006)	47,223,097
New Income Trust	1,493,137,329	36,447,872	(12,972,670)	23,475,202
Real Estate Securities Trust	396,131,360	33,178,845	(3,295,059)	29,883,786
Real Return Bond Trust	135,601,896	1,825,528	(6,100,838)	(4,275,310)
Science and Technology Trust	507,686,658	37,499,613	(28,109,562)	9,390,051
Short Term Government Income Trust	330,307,557	1,726,986	(4,465,002)	(2,738,016)
Small Cap Growth Trust	452,225,677	30,551,618	(36,358,624)	(5,807,006)
Small Cap Index Trust	370,346,630	118,491,157	(48,214,910)	70,276,247
Small Cap Opportunities Trust	212,112,695	34,832,404	(24,043,605)	10,788,799
Small Cap Value Trust	571,554,689	149,010,372	(34,297,163)	114,713,209
Small Company Growth Trust	98,180,219	21,796,890	(8,935,375)	12,861,515
Small Company Value Trust	243,868,447	74,273,765	(11,449,119)	62,824,646
Strategic Equity Allocation Trust	8,067,642,625	2,403,985,821	(605,460,073)	1,798,525,748
Strategic Income Opportunities Trust	581,323,556	18,579,448	(19,570,903)	(991,455)
Total Bond Market Trust B	556,983,365	21,749,928	(2,794,920)	18,955,008
Total Stock Market Index Trust	370,627,047	246,576,835	(31,657,023)	214,919,812
Ultra Short Term Bond Trust	302,071,002	313,257	(2,716,613)	(2,403,356)
U.S. Equity Trust	666,419,483	72,535,349	(33,463,846)	39,071,503
Utilities Trust	390,149,436	39,275,631	(63,471,807)	(24,196,176)
Value Trust	526,032,081	62,593,805	(54,708,771)	7,885,034

Derivative instruments. The portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

The following tables summarize the contracts held at March 31, 2016. In addition, the tables detail how the portfolios used futures contracts during the period ended March 31, 2016.

500 Index Trust B
The portfolio used futures contracts to gain exposure to certain securities and as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

S&P 500 Index Futures	209	Long	Jun 2016	$103,742,182	$107,190,875	$3,448,693
						$3,448,693
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

All Cap Core Trust
The portfolio used futures contracts as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

Russell 2000 Mini Index Futures	3	Long	Jun 2016	$323,036	$332,880	$9,844
S&P 500 Index E-Mini Futures	31	Long	Jun 2016	3,125,017	3,179,825	54,808
						$64,652
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Global Bond Trust
The portfolio used futures contracts to gain exposure to the foreign bond market, gain exposure to the treasuries market, maintain diversity and liquidity of the portfolio, manage against anticipated interest rate changes, manage duration of the portfolio and as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note Futures	926	Long	Jun 2016	$111,977,397	$112,197,922	$220,525
10-Year U.S. Treasury Note Futures	887	Long	Jun 2016	115,852,643	115,656,484	(196,159)
Euro-BTP Italian Government Bond Futures	138	Long	Jun 2016	21,703,349	22,081,582	378,233
Euro-Buxl Futures	22	Long	Jun 2016	4,104,315	4,219,196	114,881
Eurodollar Futures	14	Long	Sep 2016	3,474,994	3,473,400	(1,594)
Euro-OAT Futures	87	Long	Jun 2016	15,448,131	15,665,330	217,199
German Euro BOBL Futures	414	Long	Jun 2016	61,862,926	61,759,967	(102,959)
U.K. Long Gilt Bond Futures	51	Long	Jun 2016	8,858,395	8,879,209	20,814
Ultra U.S. Treasury Bond Futures	38	Long	Jun 2016	6,528,728	6,556,188	27,460
10-Year Canada Government Bond Futures	44	Short	Jun 2016	(4,821,893)	(4,779,611)	42,282
10-Year Japan Government Bond Futures	2	Short	Jun 2016	(2,678,389)	(2,688,702)	(10,313)
Euro-BONO Futures	14	Short	Jun 2016	(2,217,524)	(2,248,444)	(30,920)
Eurodollar Futures	3	Short	Jun 2016	(744,000)	(744,825)	(825)
Eurodollar Futures	14	Short	Sep 2017	(3,466,181)	(3,466,050)	131
German Euro BUND Futures	83	Short	Jun 2016	(15,479,558)	(15,424,869)	54,689
						$733,444
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

High Yield Trust
The portfolio used futures contracts to manage against anticipated interest rate changes.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note Futures	138	Long	Jun 2016	$30,179,324	$30,187,500	$8,176
5-Year U.S. Treasury Note Futures	115	Long	Jun 2016	13,784,124	13,933,867	149,743
Ultra U.S. Treasury Bond Futures	27	Long	Jun 2016	4,693,297	4,658,344	(34,953)
U.S. Treasury Long Bond Futures	3	Short	Jun 2016	(494,951)	(493,312)	1,639
						$124,605
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

International Core Trust
The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

Euro Stoxx 50 Futures	83	Long	Jun 2016	$2,841,061	$2,759,709	($81,352)
FTSE 100 Index Futures	16	Long	Jun 2016	1,394,554	1,401,200	6,646
Hang Seng Index Futures	3	Long	Apr 2016	393,856	402,888	9,032
SPI 200 Futures	7	Long	Jun 2016	683,082	676,900	(6,182)
Topix Index Futures	13	Long	Jun 2016	1,560,666	1,555,760	(4,906)
						($76,762)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

International Equity Index Trust B
The portfolio used futures contracts to gain exposure to certain securities and as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

Mini MSCI EAFE Index Futures	91	Long	Jun 2016	$7,315,923	$7,396,025	$80,102
Mini MSCI Emerging Markets Index Futures	91	Long	Jun 2016	3,585,336	3,794,245	208,909
MSCI Taiwan Index Futures	79	Long	Apr 2016	2,529,940	2,536,350	6,410
						$295,421
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Investment Quality Bond Trust
The portfolio used futures contracts to gain exposure to the foreign bond market, gain exposure to the treasuries market, manage against anticipated interest rate changes, manage duration of the portfolio and as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note Futures	431	Long	Jun 2016	$52,278,192	$52,221,711	($56,481)
U.S. Treasury Long Bond Futures	22	Long	Jun 2016	3,646,973	3,617,625	(29,348)
Ultra U.S. Treasury Bond Futures	42	Long	Jun 2016	7,304,793	7,246,312	(58,481)
2-Year U.S. Treasury Note Futures	23	Short	Jun 2016	(5,029,796)	(5,031,250)	(1,454)
10-Year U.S. Treasury Note Futures	303	Short	Jun 2016	(39,560,691)	(39,508,359)	52,332
Ultra U.S. Treasury Bond Futures	29	Short	Jun 2016	(4,066,324)	(4,081,750)	(15,426)
						($108,858)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Aggressive MVP
The fund used futures contracts to manage volatility of returns.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

British Pound Currency Futures	180	Short	Jun 2016	($16,039,988)	($16,169,625)	($129,637)
Euro FX Futures	93	Short	Jun 2016	(12,850,985)	(13,266,450)	(415,465)
Euro STOXX 50 Index Futures	392	Short	Jun 2016	(13,251,802)	(13,073,923)	177,879
FTSE 100 Index Futures	183	Short	Jun 2016	(15,911,148)	(16,067,018)	(155,870)
Japanese Yen Currency Futures	41	Short	Jun 2016	(4,540,907)	(4,563,300)	(22,393)
Mini MSCI Emerging Markets Index Futures	400	Short	Jun 2016	(16,100,520)	(16,678,000)	(577,480)
Nikkei 225 Futures	30	Short	Jun 2016	(4,405,136)	(4,467,546)	(62,410)
Russell 2000 Mini Index Futures	135	Short	Jun 2016	(14,287,302)	(14,979,600)	(692,298)
S&P 500 Index E-Mini Futures	630	Short	Jun 2016	(62,431,490)	(64,622,249)	(2,190,759)
S&P MidCap 400 Index E-Mini Futures	177	Short	Jun 2016	(24,361,004)	(25,509,240)	(1,148,236)
						($5,216,669)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Balanced MVP
The fund used futures contracts to manage volatility of returns.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

British Pound Currency Futures	298	Short	Jun 2016	($26,487,697)	($26,769,712)	($282,015)
Euro FX Futures	128	Short	Jun 2016	(17,628,402)	(18,259,200)	(630,798)
Euro STOXX 50 Index Futures	535	Short	Jun 2016	(18,110,331)	(17,843,236)	267,095
FTSE 100 Index Futures	303	Short	Jun 2016	(26,345,535)	(26,602,768)	(257,233)
Japanese Yen Currency Futures	160	Short	Jun 2016	(17,743,187)	(17,808,000)	(64,813)
Mini MSCI Emerging Markets Index Futures	976	Short	Jun 2016	(39,279,344)	(40,694,320)	(1,414,976)
Nikkei 225 Futures	117	Short	Jun 2016	(17,191,252)	(17,423,431)	(232,179)
Russell 2000 Mini Index Futures	148	Short	Jun 2016	(15,652,144)	(16,422,080)	(769,936)
S&P 500 Index E-Mini Futures	948	Short	Jun 2016	(93,820,854)	(97,241,100)	(3,420,246)
S&P MidCap 400 Index E-Mini Futures	276	Short	Jun 2016	(37,932,844)	(39,777,120)	(1,844,276)
						($8,649,377)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Conservative MVP
The fund used futures contracts to manage volatility of returns.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

British Pound Currency Futures	35	Long	Jun 2016	$3,116,092	$3,144,094	$28,002
Euro FX Futures	18	Long	Jun 2016	2,491,591	2,567,700	76,109
Euro STOXX 50 Index Futures	78	Long	Jun 2016	2,632,099	2,601,444	(30,655)
FTSE 100 Index Futures	36	Long	Jun 2016	3,130,147	3,160,725	30,578
Japanese Yen Currency Futures	19	Long	Jun 2016	2,104,838	2,114,700	9,862
Mini MSCI Emerging Markets Index Futures	89	Long	Jun 2016	3,526,599	3,710,855	184,256
Nikkei 225 Futures	14	Long	Jun 2016	2,055,150	2,084,855	29,705
Russell 2000 Mini Index Futures	29	Long	Jun 2016	3,071,436	3,217,840	146,404
S&P 500 Index E-Mini Futures	96	Long	Jun 2016	9,525,444	9,847,200	321,756
S&P MidCap 400 Index E-Mini Futures	28	Long	Jun 2016	3,858,169	4,035,360	177,191
						$973,208
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Growth MVP
The fund used futures contracts to manage volatility of returns.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

British Pound Currency Futures	2,137	Short	Jun 2016	($190,463,305)	($191,969,381)	($1,506,076)
Euro FX Futures	941	Short	Jun 2016	(129,906,015)	(134,233,650)	(4,327,635)
Euro STOXX 50 Index Futures	4,014	Short	Jun 2016	(135,878,256)	(133,874,298)	2,003,958
FTSE 100 Index Futures	2,182	Short	Jun 2016	(189,722,634)	(191,575,048)	(1,852,414)
Japanese Yen Currency Futures	941	Short	Jun 2016	(104,195,349)	(104,733,300)	(537,951)
Mini MSCI Emerging Markets Index Futures	3,974	Short	Jun 2016	(159,934,544)	(165,695,930)	(5,761,386)
Nikkei 225 Futures	782	Short	Jun 2016	(114,786,476)	(116,454,041)	(1,667,565)
Russell 2000 Mini Index Futures	1,252	Short	Jun 2016	(132,408,678)	(138,921,920)	(6,513,242)
S&P 500 Index E-Mini Futures	8,150	Short	Jun 2016	(806,582,231)	(835,986,250)	(29,404,019)
S&P MidCap 400 Index E-Mini Futures	1,907	Short	Jun 2016	(262,093,961)	(274,836,840)	(12,742,879)
						($62,309,209)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Moderate MVP
The fund used futures contracts to manage volatility of returns.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

British Pound Currency Futures	114	Long	Jun 2016	$10,232,085	$10,240,762	$8,677
Euro FX Futures	59	Long	Jun 2016	8,246,392	8,416,350	169,958
Euro STOXX 50 Index Futures	251	Long	Jun 2016	8,502,674	8,371,313	(131,361)
FTSE 100 Index Futures	116	Long	Jun 2016	10,162,297	10,184,558	22,261
Japanese Yen Currency Futures	38	Long	Jun 2016	4,228,914	4,229,400	486
Nikkei 225 Futures	28	Long	Jun 2016	4,167,819	4,169,710	1,891
Russell 2000 Mini Index Futures	90	Long	Jun 2016	9,629,604	9,986,400	356,796
S&P 500 Index E-Mini Futures	390	Long	Jun 2016	38,996,664	40,004,250	1,007,586
S&P MidCap 400 Index E-Mini Futures	88	Long	Jun 2016	12,319,546	12,682,560	363,014
Mini MSCI Emerging Markets Index Futures	42	Short	Jun 2016	(1,690,300)	(1,751,190)	(60,890)
						$1,738,418
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Mid Cap Index Trust
The portfolio used futures contracts to manage against anticipated changes in securities, gain exposure to certain securities, as a substitute for securities purchased and to maintain diversity and liquidity of the portfolio.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

S&P MidCap 400 Index E-Mini Futures	259	Long	Jun 2016	$36,056,863	$37,327,080	$1,270,217
						$1,270,217
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

New Income Trust
The portfolio used futures contracts to gain exposure to the treasuries market, maintain diversity and liquidity of the portfolio, manage against anticipated changes in securities markets, manage duration of the portfolio and as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

U.S. Treasury Long Bond Futures	176	Long	Jun 2016	$29,086,471	$28,941,000	($145,471)
2-Year U.S. Treasury Note Futures	112	Short	Jun 2016	(24,501,570)	(24,500,000)	1,570
5-Year U.S. Treasury Note Futures	247	Short	Jun 2016	(29,907,768)	(29,927,524)	(19,756)
10-Year U.S. Treasury Note Futures	275	Short	Jun 2016	(36,048,122)	(35,857,422)	190,700
Ultra U.S. Treasury Bond Futures	14	Short	Jun 2016	(2,425,474)	(2,415,438)	10,036
						$37,079
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Real Return Bond Trust
The portfolio used futures contracts to gain exposure to the treasuries market and the foreign bond market, maintain diversity and liquidity of the portfolio, manage against anticipated interest rate changes, manage duration of the portfolio and as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note Futures	22	Long	Jun 2016	$2,647,827	$2,665,609	$17,782
10-Year U.S. Treasury Note Futures	18	Long	Jun 2016	2,335,606	2,347,031	11,425
U.S. Treasury Long Bond Futures	1	Long	Jun 2016	163,877	164,438	561
Euro-BTP Italian Government Bond Futures	4	Short	Jun 2016	(630,734)	(640,046)	(9,312)
German Euro BUND Futures	5	Short	Jun 2016	(930,990)	(929,209)	1,781
						$22,237
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Small Cap Index Trust
The portfolio used futures contracts to gain exposure to certain securities and as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

Russell 2000 Mini Index Futures	204	Long	Jun 2016	$21,623,928	$22,635,840	$1,011,912
						$1,011,912
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Strategic Equity Allocation Trust
The portfolio used futures contracts to gain exposure to certain securities and as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

Mini MSCI EAFE Index Futures	1,518	Long	Jun 2016	$123,230,721	$123,375,450	$144,729
Russell 2000 Mini Index Futures	57	Long	Jun 2016	6,031,967	6,324,720	292,753
S&P 500 Index Futures	221	Long	Jun 2016	109,420,694	113,345,375	3,924,681
S&P MidCap 400 Index E-Mini Futures	100	Long	Jun 2016	13,929,883	14,412,000	482,117
						$4,844,280
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Total Stock Market Index Trust
The portfolio used futures contracts to manage against anticipated changes in securities, gain exposure to certain securities and as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

Russell 2000 Mini Index Futures	12	Long	Jun 2016	$1,272,713	$1,331,520	$58,807
S&P 500 Index Futures	19	Long	Jun 2016	9,418,033	9,744,625	326,592
S&P MidCap 400 Index E-Mini Futures	6	Long	Jun 2016	824,814	864,720	39,906
						$425,305
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

U.S. Equity Trust
The portfolio used futures contracts to gain exposure to certain securities and as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

S&P 500 Index E-Mini Futures	61	Long	Jun 2016	$6,037,753	$6,257,075	$219,322
						$219,322
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the portfolio’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at March 31, 2016. In addition, the tables detail how the portfolios used forward foreign currency contracts during the period ended March 31, 2016.

Alpha Opportunities Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.
Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JPY	41,912,000	USD	377,104	Bank of Montreal	6/15/2016	-	($3,942)	($3,942)
USD	70,840	CHF	70,000	UBS AG	6/15/2016	-	(2,191)	(2,191)
USD	712,341	JPY	80,288,000	State Street Bank and Trust Company	6/15/2016	-	(2,498)	(2,498)
						-	($8,631)	($8,631)

Global Bond Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.
Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AUD	16,669,664	USD	12,532,320	UBS AG	4/4/2016	$245,814	-	$245,814
BRL	14,141,595	USD	3,605,845	Bank of America N.A.	4/4/2016	327,128	-	327,128
BRL	29,290,495	USD	8,018,203	Barclays Capital	4/4/2016	127,889	-	127,889
BRL	16,387,839	USD	4,315,000	BNP Paribas SA	4/4/2016	242,685	-	242,685
BRL	33,489,448	USD	9,410,056	Citibank N.A.	4/4/2016	-	($96,177)	(96,177)
BRL	21,072,479	USD	5,921,065	Credit Suisse International	4/4/2016	-	(60,517)	(60,517)
BRL	28,030,380	USD	7,159,250	Goldman Sachs Bank USA	4/4/2016	636,386	-	636,386
BRL	25,331,894	USD	7,074,090	HSBC Bank USA	4/4/2016	-	(28,940)	(28,940)
BRL	25,331,894	USD	6,979,252	HSBC Bank USA	5/3/2016	9,858	-	9,858
CAD	22,352,000	USD	16,964,757	Citibank N.A.	4/4/2016	245,808	-	245,808
CAD	150,000	USD	114,396	Royal Bank of Canada	4/4/2016	1,101	-	1,101
CNY	13,721,128	USD	2,049,000	BNP Paribas SA	4/29/2016	70,413	-	70,413
CNY	18,924,180	USD	2,915,000	JPMorgan Chase Bank	5/3/2016	7,620	-	7,620
CNY	1,052,109	USD	162,000	Standard Chartered Bank London	5/3/2016	486	-	486
CNY	16,247,380	USD	2,458,000	Standard Chartered Bank London	5/19/2016	49,618	-	49,618
CNY	2,397,905	USD	363,000	Standard Chartered Bank London	5/23/2016	7,033	-	7,033
CNY	10,963,030	USD	1,692,087	Bank of America N.A.	5/24/2016	-	(391)	(391)
CNY	25,694,536	USD	3,895,000	JPMorgan Chase Bank	5/24/2016	69,901	-	69,901
CNY	44,879,666	USD	6,862,270	Standard Chartered Bank London	5/24/2016	63,072	-	63,072
CNY	9,518,400	USD	1,440,000	Standard Chartered Bank London	5/26/2016	28,659	-	28,659
CNY	18,688,259	USD	2,846,000	Standard Chartered Bank London	6/8/2016	36,074	-	36,074
CNY	7,741,328	USD	1,186,956	JPMorgan Chase Bank	9/9/2016	3,730	-	3,730
CNY	2,750,425	USD	419,912	HSBC Bank USA	9/21/2016	2,997	-	2,997
CNY	68,356,083	USD	10,484,062	UBS AG	9/21/2016	26,464	-	26,464
CNY	5,190,086	USD	786,615	HSBC Bank USA	1/6/2017	9,565	-	9,565
CNY	13,522,700	USD	2,040,392	Bank of America N.A.	1/13/2017	33,737	-	33,737
CNY	13,580,872	USD	2,050,872	HSBC Bank USA	1/13/2017	32,180	-	32,180
EUR	5,578,000	USD	6,310,665	Bank of America N.A.	5/13/2016	43,948	-	43,948
EUR	5,500,000	USD	6,152,834	BNP Paribas SA	5/13/2016	112,919	-	112,919
EUR	13,778,000	USD	15,475,267	Citibank N.A.	5/13/2016	221,012	-	221,012
EUR	11,659,000	USD	12,932,703	Goldman Sachs Bank USA	5/13/2016	349,554	-	349,554
EUR	1,551,000	USD	1,690,412	HSBC Bank USA	5/13/2016	76,530	-	76,530
EUR	596,000	USD	654,775	JPMorgan Chase Bank N.A.	5/13/2016	24,204	-	24,204

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
EUR	61,254,769	USD	68,172,576	Standard Chartered Bank	5/13/2016	1,610,557	-	1,610,557
EUR	6,101,000	USD	6,729,971	UBS AG	5/13/2016	220,458	-	220,458
GBP	11,546,000	USD	16,608,039	Citibank N.A.	5/12/2016	-	(23,269)	(23,269)
GBP	2,115,000	USD	2,952,849	Citibank N.A.	5/13/2016	85,162	-	85,162
GBP	645,000	USD	927,702	Goldman Sachs Bank USA	5/13/2016	-	(1,217)	(1,217)
GBP	5,700,000	USD	8,177,573	HSBC Bank USA	5/13/2016	9,975	-	9,975
GBP	8,097,000	USD	11,789,365	Morgan Stanley Bank N.A.	5/13/2016	-	(158,737)	(158,737)
IDR	1,921,257,000	USD	140,217	Citibank N.A.	5/24/2016	3,571	-	3,571
INR	527,369,472	USD	7,743,386	Bank of America N.A.	5/24/2016	148,164	-	148,164
JPY	621,200,000	USD	5,496,431	Bank of America N.A.	5/13/2016	29,161	-	29,161
JPY	8,051,363,093	USD	69,336,265	Goldman Sachs Bank USA	5/13/2016	2,280,857	-	2,280,857
JPY	299,900,000	USD	2,666,471	JPMorgan Chase Bank N.A.	5/13/2016	1,149	-	1,149
JPY	387,600,000	USD	3,368,313	Standard Chartered Bank	5/13/2016	79,401	-	79,401
JPY	136,700,000	USD	1,216,537	UBS AG	5/13/2016	-	(587)	(587)
KRW	595,763,100	USD	497,984	Bank of America N.A.	4/29/2016	22,629	-	22,629
KRW	622,600,000	USD	513,061	Citibank N.A.	5/24/2016	30,652	-	30,652
KRW	2,574,648,600	USD	2,130,000	Deutsche Bank AG London	5/24/2016	118,428	-	118,428
KRW	2,847,885,200	USD	2,372,000	HSBC Bank USA	5/24/2016	115,044	-	115,044
KRW	4,035,573,100	USD	3,335,000	JPMorgan Chase Bank	5/24/2016	189,247	-	189,247
KRW	507,150,000	USD	414,000	Nomura Global Financial Products, Inc.	5/24/2016	28,892	-	28,892
MXN	108,616,676	USD	6,097,449	Barclays Bank PLC Wholesale	5/20/2016	163,153	-	163,153
MXN	1,820,000	USD	103,366	Citibank N.A.	5/20/2016	1,538	-	1,538
MYR	3,173,165	USD	773,000	Barclays Capital	5/24/2016	37,107	-	37,107
MYR	965,816	USD	232,000	Deutsche Bank AG London	5/24/2016	14,572	-	14,572
MYR	3,024,990	USD	732,000	HSBC Bank USA	5/24/2016	40,278	-	40,278
MYR	2,599,800	USD	619,000	JPMorgan Chase Bank	5/24/2016	44,727	-	44,727
MYR	3,575,100	USD	850,000	Standard Chartered Bank London	5/24/2016	62,721	-	62,721
NZD	4,444,000	USD	2,945,294	Goldman Sachs Bank USA	4/4/2016	126,400	-	126,400
NZD	7,600,000	USD	5,164,963	Standard Chartered Bank	4/4/2016	88,158	-	88,158
SEK	20,940,000	USD	2,485,815	Citibank N.A.	5/13/2016	97,107	-	97,107
SGD	3,873,000	USD	2,809,678	JPMorgan Chase Bank N.A.	5/24/2016	63,081	-	63,081
THB	49,596,650	USD	1,411,000	Goldman Sachs Bank USA	5/24/2016	-	(2,851)	(2,851)
TWD	37,072,000	USD	1,120,000	Barclays Capital	5/24/2016	32,443	-	32,443
TWD	28,748,160	USD	868,000	HSBC Bank USA	5/24/2016	25,683	-	25,683

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
TWD	32,549,610	USD	981,000	JPMorgan Chase Bank	5/24/2016	30,857	-	30,857
USD	8,981,218	AUD	12,553,664	Bank of America N.A.	4/4/2016	-	(641,796)	(641,796)
USD	1,104,342	AUD	1,538,000	Goldman Sachs Bank USA	4/4/2016	-	(74,612)	(74,612)
USD	1,840,883	AUD	2,578,000	JPMorgan Chase Bank N.A.	4/4/2016	-	(135,284)	(135,284)
USD	12,515,584	AUD	16,669,664	UBS AG	5/3/2016	-	(245,474)	(245,474)
USD	3,973,586	BRL	14,141,595	Bank of America N.A.	4/4/2016	40,613	-	40,613
USD	8,230,210	BRL	29,290,495	Barclays Capital	4/4/2016	84,118	-	84,118
USD	4,604,748	BRL	16,387,839	BNP Paribas SA	4/4/2016	47,064	-	47,064
USD	9,230,479	BRL	33,489,448	Citibank N.A.	4/4/2016	-	(83,400)	(83,400)
USD	6,091,192	BRL	21,072,479	Credit Suisse International	4/4/2016	230,644	-	230,644
USD	8,104,896	BRL	28,030,380	Goldman Sachs Bank USA	4/4/2016	309,258	-	309,258
USD	7,030,778	BRL	25,331,894	HSBC Bank USA	4/4/2016	-	(14,372)	(14,372)
USD	2,996,498	BRL	10,462,271	Citibank N.A.	5/3/2016	109,940	-	109,940
USD	1,817,238	BRL	7,000,000	Bank of America N.A.	10/4/2016	-	(30,606)	(30,606)
USD	8,158,478	BRL	31,300,000	Barclays Capital	10/4/2016	-	(104,022)	(104,022)
USD	4,752,630	BRL	18,300,000	JPMorgan Chase Bank	10/4/2016	-	(78,161)	(78,161)
USD	16,103,042	CAD	21,950,000	Citibank N.A.	4/4/2016	-	(797,991)	(797,991)
USD	305,322	CAD	402,000	JPMorgan Chase Bank N.A.	4/4/2016	-	(4,210)	(4,210)
USD	16,965,465	CAD	22,352,000	Citibank N.A.	5/3/2016	-	(245,729)	(245,729)
USD	197,141	CAD	257,000	JPMorgan Chase Bank N.A.	5/3/2016	-	(751)	(751)
USD	2,801,000	CNY	18,136,475	Standard Chartered Bank London	5/3/2016	32	-	32
USD	2,458,000	CNY	16,246,151	Standard Chartered Bank London	5/19/2016	-	(49,428)	(49,428)
USD	363,000	CNY	2,398,994	Standard Chartered Bank London	5/23/2016	-	(7,201)	(7,201)
USD	2,075,436	CNY	13,522,500	Bank of America N.A.	5/24/2016	-	(11,210)	(11,210)
USD	895,000	CNY	5,814,815	Goldman Sachs Bank USA	5/24/2016	-	(2,279)	(2,279)
USD	3,296,854	CNY	21,463,011	HSBC Bank USA	5/24/2016	-	(15,085)	(15,085)
USD	1,768,000	CNY	11,668,800	Standard Chartered Bank London	5/24/2016	-	(32,602)	(32,602)
USD	2,538,000	CNY	16,745,724	UBS AG	5/24/2016	-	(46,018)	(46,018)
USD	1,440,000	CNY	9,518,400	Standard Chartered Bank London	5/26/2016	-	(28,659)	(28,659)
USD	2,846,000	CNY	18,678,298	Standard Chartered Bank London	6/8/2016	-	(34,538)	(34,538)
USD	582,000	CNY	3,870,882	Barclays Capital	9/9/2016	-	(13,376)	(13,376)
USD	291,000	CNY	1,935,586	Citibank N.A.	9/9/2016	-	(6,711)	(6,711)
USD	291,000	CNY	1,934,859	HSBC Bank USA	9/9/2016	-	(6,599)	(6,599)
USD	460,696	CNY	3,045,200	Bank of America N.A.	9/21/2016	-	(7,538)	(7,538)
USD	3,072,752	CNY	20,309,353	BNP Paribas SA	9/21/2016	-	(50,042)	(50,042)
USD	5,743,136	CNY	37,962,127	JPMorgan Chase Bank	9/21/2016	-	(93,973)	(93,973)
USD	1,481,063	CNY	9,789,828	UBS AG	9/21/2016	-	(24,234)	(24,234)
USD	754,977	CNY	5,190,086	Standard Chartered Bank London	1/6/2017	-	(41,203)	(41,203)
USD	1,133,000	CNY	7,821,666	Bank of America N.A.	1/13/2017	-	(66,697)	(66,697)
USD	2,786,000	CNY	19,281,906	BNP Paribas SA	1/13/2017	-	(171,484)	(171,484)
USD	2,317,037	DKK	15,621,000	Bank of America N.A.	4/1/2016	-	(68,395)	(68,395)
USD	8,003,383	DKK	54,070,853	HSBC Bank USA	4/1/2016	-	(253,600)	(253,600)
USD	2,311,527	DKK	15,579,000	JPMorgan Chase Bank N.A.	4/1/2016	-	(67,491)	(67,491)
USD	634,981	DKK	4,290,000	Goldman Sachs Bank USA	5/13/2016	-	(20,871)	(20,871)
USD	1,672,151	DKK	11,065,000	JPMorgan Chase Bank N.A.	5/13/2016	-	(19,458)	(19,458)
USD	1,539,263	DKK	10,185,000	Morgan Stanley Bank N.A.	5/13/2016	-	(17,813)	(17,813)
USD	4,910,199	DKK	32,761,000	UBS AG	5/13/2016	-	(98,278)	(98,278)
USD	3,508,698	DKK	23,234,600	Bank of America N.A.	7/1/2016	-	(49,415)	(49,415)
USD	10,481,309	DKK	69,595,890	UBS AG	7/1/2016	-	(176,507)	(176,507)
USD	886,049	DKK	5,829,600	JPMorgan Chase Bank N.A.	10/3/2016	-	(9,919)	(9,919)
USD	993,578	EUR	895,000	Bank of America N.A.	5/13/2016	-	(26,031)	(26,031)

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
USD	10,615,305	EUR	9,557,000	Citibank N.A.	5/13/2016	-	(272,294)	(272,294)
USD	2,860,846	EUR	2,532,000	JPMorgan Chase Bank N.A.	5/13/2016	-	(23,679)	(23,679)
USD	3,646,438	EUR	3,330,000	UBS AG	5/13/2016	-	(147,191)	(147,191)
USD	14,362,941	GBP	9,879,000	JPMorgan Chase Bank N.A.	5/13/2016	172,627	-	172,627
USD	1,318,976	GBP	910,000	Morgan Stanley Bank N.A.	5/13/2016	11,841	-	11,841
USD	1,512,149	GBP	1,054,000	Standard Chartered Bank	5/13/2016	-	(1,830)	(1,830)
USD	1,478,464	INR	102,901,120	UBS AG	5/24/2016	-	(61,347)	(61,347)
USD	8,497,873	JPY	1,000,000,000	UBS AG	4/11/2016	-	(389,815)	(389,815)
USD	37,522,983	JPY	4,180,487,269	Morgan Stanley Bank N.A.	4/25/2016	354,509	-	354,509
USD	18,906,001	JPY	2,109,512,731	UBS AG	4/25/2016	150,445	-	150,445
USD	9,336,969	JPY	1,054,300,000	Goldman Sachs Bank USA	5/13/2016	-	(41,063)	(41,063)
USD	3,045,874	JPY	344,100,000	JPMorgan Chase Bank N.A.	5/13/2016	-	(14,906)	(14,906)
USD	2,951,979	JPY	334,900,000	Standard Chartered Bank	5/13/2016	-	(26,966)	(26,966)
USD	1,564,177	JPY	177,700,000	UBS AG	5/13/2016	-	(16,470)	(16,470)
USD	688,000	KRW	831,104,000	BNP Paribas SA	4/29/2016	-	(38,267)	(38,267)
USD	506,000	KRW	603,759,200	Bank of America N.A.	5/24/2016	-	(21,260)	(21,260)
USD	2,714,346	KRW	3,268,099,300	HSBC Bank USA	5/24/2016	-	(139,670)	(139,670)
USD	2,158,774	KRW	2,599,231,517	JPMorgan Chase Bank	5/24/2016	-	(111,122)	(111,122)
USD	905,000	KRW	1,076,678,500	Standard Chartered Bank London	5/24/2016	-	(35,258)	(35,258)
USD	984,555	KRW	1,186,634,400	UBS AG	5/24/2016	-	(51,727)	(51,727)
USD	3,078,391	MYR	13,400,238	BNP Paribas SA	5/24/2016	-	(342,680)	(342,680)
USD	512,662	NOK	4,380,000	Goldman Sachs Bank USA	5/13/2016	-	(16,564)	(16,564)
USD	7,940,908	NZD	12,044,000	Standard Chartered Bank	4/4/2016	-	(383,906)	(383,906)
USD	5,157,016	NZD	7,600,000	Standard Chartered Bank	5/3/2016	-	(88,022)	(88,022)
USD	316,958	SEK	2,680,000	Royal Bank of Canada	5/13/2016	-	(13,617)	(13,617)
USD	672,000	SGD	959,482	HSBC Bank USA	4/29/2016	-	(39,783)	(39,783)
USD	2,082,415	SGD	2,913,600	Citibank N.A.	5/24/2016	-	(78,719)	(78,719)
USD	1,432,657	THB	51,031,260	Deutsche Bank AG London	5/24/2016	-	(16,223)	(16,223)
USD	688,000	TWD	23,034,240	BNP Paribas SA	4/29/2016	-	(27,871)	(27,871)
USD	3,754,000	TWD	125,327,290	Bank of America N.A.	5/24/2016	-	(142,000)	(142,000)
USD	1,217,813	TWD	40,735,840	Goldman Sachs Bank USA	5/24/2016	-	(48,526)	(48,526)
USD	1,770,970	TWD	58,689,935	HSBC Bank USA	5/24/2016	-	(53,501)	(53,501)
USD	2,768,104	TWD	91,458,145	JPMorgan Chase Bank	5/24/2016	-	(75,019)	(75,019)
						$10,418,648	($7,065,045)	$3,353,603

High Yield Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.
Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
CAD	2,322,428	USD	1,669,329	Citibank N.A.	5/13/2016	$118,962	-	$118,962
USD	1,105,787	EUR	978,598	Citibank N.A.	5/13/2016	-	($9,060)	(9,060)
USD	843,055	EUR	751,514	UBS AG London	5/13/2016	-	(13,089)	(13,089)
						$118,962	($22,149)	$96,813

Investment Quality Bond Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and as a substitute for securities purchased.
Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BRL	1,020,000	USD	276,310	Goldman Sachs International	4/4/2016	$7,366	-	$7,366
BRL	2,160,000	USD	597,401	Morgan Stanley and Company International PLC	4/4/2016	3,325	-	3,325
CNY	1,110,000	USD	177,062	JPMorgan Chase Bank	7/28/2016	-	($6,144)	(6,144)
EUR	20,000	USD	22,426	JPMorgan Chase Bank N.A.	4/29/2016	349	-	349
EUR	2,000	USD	2,246	Calyon	6/15/2016	35	-	35
EUR	130,000	USD	148,968	Bank of America N.A.	3/15/2017	823	-	823
EUR	75,000	USD	83,250	Citibank N.A.	3/15/2017	3,167	-	3,167
EUR	160,000	USD	183,459	UBS AG	3/15/2017	898	-	898
GBP	15,000	USD	21,426	JPMorgan Chase Bank N.A.	4/29/2016	119	-	119
IDR	7,470,000,000	USD	561,021	Barclays Bank PLC Wholesale	4/1/2016	2,327	-	2,327
IDR	7,470,000,000	USD	559,174	Goldman Sachs International	4/1/2016	4,175	-	4,175
IDR	2,724,000,000	USD	176,311	Goldman Sachs International	5/18/2016	27,738	-	27,738
IDR	7,303,000,000	USD	539,166	Goldman Sachs International	9/21/2016	-	(3,685)	(3,685)
MXN	2,205,000	USD	126,062	Royal Bank of Canada	6/15/2016	745	-	745
MXN	468,000	USD	26,716	State Street Bank and Trust Company	6/15/2016	198	-	198
PEN	329,000	USD	96,964	State Street Bank and Trust Company	6/15/2016	1,369	-	1,369
THB	5,930,000	USD	167,609	Bank of America N.A.	6/15/2016	673	-	673
THB	9,675,000	USD	273,344	Morgan Stanley and Company International PLC	6/15/2016	1,214	-	1,214
USD	286,605	BRL	1,020,000	Goldman Sachs International	4/4/2016	2,929	-	2,929
USD	544,999	BRL	2,160,000	Morgan Stanley and Company International PLC	4/4/2016	-	(55,726)	(55,726)
USD	329,793	BRL	1,295,000	Morgan Stanley and Company International PLC	4/6/2016	-	(30,149)	(30,149)
USD	236,697	BRL	895,000	Goldman Sachs International	7/5/2016	-	(6,001)	(6,001)
USD	898,775	BRL	3,390,000	Morgan Stanley and Company International PLC	8/17/2016	-	(8,809)	(8,809)
USD	135,812	CNY	895,000	Deutsche Bank AG London	7/28/2016	-	(2,000)	(2,000)
USD	32,700	CNY	215,000	Goldman Sachs International	7/28/2016	-	(406)	(406)
USD	2,154,472	EUR	1,922,000	Citibank N.A.	4/29/2016	-	(34,210)	(34,210)
USD	392,401	EUR	365,000	Bank of America N.A.	3/15/2017	-	(28,164)	(28,164)
USD	916,692	GBP	648,000	JPMorgan Chase Bank N.A.	4/29/2016	-	(14,067)	(14,067)
USD	145,036	GBP	102,000	Westpac Banking Corp.	6/15/2016	-	(1,494)	(1,494)
USD	559,174	IDR	7,470,000,000	Barclays Bank PLC Wholesale	4/1/2016	-	(4,175)	(4,175)

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
USD	570,229	IDR	7,470,000,000	Goldman Sachs International	4/1/2016	6,881	-	6,881
USD	84,517	IDR	1,220,000,000	Barclays Bank PLC Wholesale	5/18/2016	-	(6,870)	(6,870)
USD	103,903	IDR	1,504,000,000	JPMorgan Chase Bank	5/18/2016	-	(8,758)	(8,758)
USD	133,755	IDR	1,825,750,000	Deutsche Bank AG London	9/21/2016	-	(116)	(116)
USD	268,987	IDR	3,651,500,000	HSBC Bank USA	9/21/2016	1,247	-	1,247
USD	133,951	IDR	1,825,750,000	Standard Chartered Bank	9/21/2016	81	-	81
USD	1,872,961	JPY	210,206,000	Morgan Stanley and Company International PLC	8/15/2016	-	(2,797)	(2,797)
USD	147,834	MXN	2,673,000	Standard Chartered Bank	6/15/2016	-	(5,888)	(5,888)
USD	66,446	PEN	231,000	JPMorgan Chase Bank	6/15/2016	-	(2,596)	(2,596)
USD	1,740	PEN	6,000	State Street Bank and Trust Company	6/15/2016	-	(53)	(53)
USD	26,414	PEN	92,000	Calyon	6/15/2016	-	(1,083)	(1,083)
USD	425,744	RON	1,706,000	JPMorgan Chase Bank	6/15/2016	-	(9,011)	(9,011)
USD	436,870	THB	15,605,000	Standard Chartered Bank	6/15/2016	-	(5,970)	(5,970)
USD	161,385	UYU	5,245,000	Citibank N.A.	4/4/2016	-	(4,334)	(4,334)
USD	650,381	UYU	20,980,000	HSBC Bank USA	4/4/2016	-	(12,494)	(12,494)
USD	161,335	UYU	5,245,000	JPMorgan Chase Bank	4/4/2016	-	(4,384)	(4,384)
USD	626,866	UYU	20,980,000	HSBC Bank USA	6/30/2016	-	(19,667)	(19,667)
USD	178,328	ZAR	2,860,000	State Street Bank and Trust Company	4/18/2016	-	(14,858)	(14,858)
USD	83,359	ZAR	1,373,000	Goldman Sachs International	6/15/2016	-	(8,333)	(8,333)
UYU	5,245,000	USD	165,364	Citibank N.A.	4/4/2016	355	-	355
UYU	20,980,000	USD	653,629	HSBC Bank USA	4/4/2016	9,246	-	9,246
ZAR	2,860,000	USD	191,388	BNP Paribas SA	4/18/2016	1,799	-	1,799
ZAR	1,373,000	USD	90,840	BNP Paribas SA	6/15/2016	848	-	848
						$77,907	($302,242)	($224,335)

Mutual Shares Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to maintain diversity and liquidity of the portfolio.
Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
EUR	242,890	USD	269,571	Bank of America N.A.	5/4/2016	$7,062	-	$7,062
EUR	489,064	USD	537,756	Credit Suisse International	5/4/2016	19,248	-	19,248
EUR	231,816	USD	257,301	Deutsche Bank AG London	5/4/2016	6,719	-	6,719
EUR	198,409	USD	220,963	State Street Bank and Trust Company	5/4/2016	5,010	-	5,010
EUR	195,801	USD	217,704	HSBC Bank PLC	5/4/2016	5,299	-	5,299
EUR	143,511	USD	162,211	Bank of America N.A.	5/18/2016	1,306	-	1,306
EUR	174,569	USD	197,529	Credit Suisse International	5/18/2016	1,375	-	1,375
EUR	115,569	USD	130,785	State Street Bank and Trust Company	5/18/2016	894	-	894
EUR	132,989	USD	150,433	HSBC Bank PLC	5/18/2016	1,095	-	1,095
KRW	228,802,409	USD	190,350	HSBC Bank PLC	5/12/2016	9,524	-	9,524
USD	265,975	EUR	241,677	Credit Suisse International	5/4/2016	-	($9,274)	(9,274)
USD	2,123,924	EUR	1,975,008	State Street Bank and Trust Company	5/4/2016	-	(125,452)	(125,452)
USD	1,076,526	EUR	1,001,873	Bank of America N.A.	5/18/2016	-	(65,007)	(65,007)
USD	1,026,829	EUR	954,813	Credit Suisse International	5/18/2016	-	(61,082)	(61,082)
USD	132,420	EUR	123,385	Deutsche Bank AG London	5/18/2016	-	(8,166)	(8,166)
USD	76,458	EUR	71,392	State Street Bank and Trust Company	5/18/2016	-	(4,886)	(4,886)
USD	173,484	EUR	159,838	HSBC Bank PLC	5/18/2016	-	(8,636)	(8,636)
USD	14,603,524	EUR	13,319,131	Bank of America N.A.	7/21/2016	-	(604,343)	(604,343)
USD	164,019	EUR	150,283	Credit Suisse International	7/21/2016	-	(7,575)	(7,575)
USD	28,155	EUR	25,700	Deutsche Bank AG London	7/21/2016	-	(1,189)	(1,189)
USD	649,868	EUR	588,911	State Street Bank and Trust Company	7/21/2016	-	(22,555)	(22,555)
USD	603,760	EUR	542,716	HSBC Bank PLC	7/21/2016	-	(15,918)	(15,918)
USD	905,718	GBP	639,205	Bank of America N.A.	5/23/2016	-	(12,467)	(12,467)
USD	1,267,636	GBP	888,441	Credit Suisse International	5/23/2016	-	(8,564)	(8,564)
USD	30,608,785	GBP	21,387,792	HSBC Bank PLC	5/23/2016	-	(113,673)	(113,673)
USD	861,520	KRW	1,001,770,224	Bank of America N.A.	5/12/2016	-	(13,590)	(13,590)
USD	513,429	KRW	592,137,828	Credit Suisse International	5/12/2016	-	(3,841)	(3,841)
USD	1,864,034	KRW	2,171,874,929	HSBC Bank PLC	5/12/2016	-	(33,238)	(33,238)
USD	434,241	KRW	522,285,375	Bank of America N.A.	8/12/2016	-	(21,132)	(21,132)
USD	413,654	KRW	496,735,244	Credit Suisse International	8/12/2016	-	(19,443)	(19,443)
USD	1,567,452	KRW	1,896,211,197	HSBC Bank PLC	8/12/2016	-	(85,832)	(85,832)
						$57,532	($1,245,863)	($1,188,331)

New Income Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, maintain diversity and liquidity of the portfolio and as a substitute for securities purchased.
Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
EUR	790,000	USD	880,753	BNP Paribas SA	4/6/2016	$18,244	-	$18,244
EUR	890,000	USD	1,007,053	HSBC Bank USA	4/6/2016	5,742	-	5,742
INR	123,635,000	USD	1,822,719	Goldman Sachs International	4/11/2016	41,892	-	41,892
MXN	31,100,000	USD	1,734,098	BNP Paribas SA	4/6/2016	65,572	-	65,572
USD	1,824,724	EUR	1,680,000	Morgan Stanley and Company International PLC	4/6/2016	-	($87,067)	(87,067)
USD	1,790,514	INR	123,635,000	HSBC Bank USA	4/11/2016	-	(74,096)	(74,096)
USD	1,881,517	MXN	34,555,000	BNP Paribas SA	4/6/2016	-	(118,084)	(118,084)
USD	7,242,615	MXN	126,275,000	Royal Bank of Scotland PLC	4/6/2016	-	(64,564)	(64,564)
USD	3,047,728	PLN	12,005,000	Bank of America N.A.	5/23/2016	-	(167,362)	(167,362)
						$131,450	($511,173)	($379,723)

Real Return Bond Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.
Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BRL	4,521,194	USD	1,135,507	Goldman Sachs Bank USA	4/4/2016	$121,900	-	$121,900
BRL	4,527,160	USD	1,272,067	JPMorgan Chase Bank	4/4/2016	-	($13,001)	(13,001)
EUR	665,000	USD	729,037	Citibank N.A.	4/4/2016	27,666	-	27,666
EUR	327,000	USD	370,708	Morgan Stanley Bank N.A.	4/4/2016	1,385	-	1,385
EUR	2,446,000	USD	2,739,031	UBS AG	4/4/2016	44,272	-	44,272
GBP	248,000	USD	343,667	Citibank N.A.	4/4/2016	12,523	-	12,523
GBP	1,269,000	USD	1,807,971	Goldman Sachs Bank USA	4/4/2016	14,629	-	14,629
GBP	151,000	USD	212,942	JPMorgan Chase Bank N.A.	4/4/2016	3,932	-	3,932
INR	38,002,834	USD	557,553	Citibank N.A.	5/24/2016	11,121	-	11,121
INR	13,513,754	USD	194,163	UBS AG	5/24/2016	8,057	-	8,057
KRW	1,205,400	USD	1,000	Barclays Capital	5/24/2016	53	-	53
KRW	79,596,500	USD	66,000	Citibank N.A.	5/24/2016	3,512	-	3,512
KRW	77,209,600	USD	64,000	Credit Suisse International	5/24/2016	3,427	-	3,427
KRW	181,245,000	USD	150,000	HSBC Bank USA	5/24/2016	8,280	-	8,280
KRW	503,280,600	USD	418,000	JPMorgan Chase Bank	5/24/2016	21,513	-	21,513
KRW	1,204,800	USD	1,000	UBS AG	5/24/2016	52	-	52
MXN	1,612,000	USD	91,951	Barclays Bank PLC Wholesale	5/20/2016	963	-	963
TWD	2,107,665	USD	63,000	Bank of America N.A.	5/24/2016	2,520	-	2,520
TWD	11,563,320	USD	346,000	Goldman Sachs Bank USA	5/24/2016	13,464	-	13,464
TWD	6,136,750	USD	183,000	HSBC Bank USA	5/24/2016	7,771	-	7,771
TWD	2,224,530	USD	66,000	JPMorgan Chase Bank	5/24/2016	3,153	-	3,153
TWD	769,580	USD	23,000	Standard Chartered Bank London	5/24/2016	924	-	924
USD	1,270,391	BRL	4,521,194	Goldman Sachs Bank USA	4/4/2016	12,984	-	12,984
USD	1,400,000	BRL	4,527,160	JPMorgan Chase Bank	4/4/2016	140,934	-	140,934
USD	635,000	CNY	4,166,658	JPMorgan Chase Bank	5/24/2016	-	(7,954)	(7,954)
USD	213,000	CNY	1,397,493	UBS AG	5/24/2016	-	(2,646)	(2,646)
USD	236,659	CNY	1,546,920	JPMorgan Chase Bank	10/24/2016	-	(1,015)	(1,015)
USD	3,000	CNY	20,708	Bank of America N.A.	1/6/2017	-	(177)	(177)
USD	179,000	CNY	1,239,038	Deutsche Bank AG London	1/6/2017	-	(11,073)	(11,073)
USD	174,249	CNY	1,197,875	Standard Chartered Bank London	1/6/2017	-	(9,510)	(9,510)
USD	350,154	DKK	2,320,354	Bank of America N.A.	4/3/2017	-	(9,318)	(9,318)
USD	361,064	EUR	326,000	Citibank N.A.	4/4/2016	-	(9,892)	(9,892)
USD	22,085	EUR	20,000	Goldman Sachs Bank USA	4/4/2016	-	(673)	(673)
USD	3,393,022	EUR	3,092,000	Morgan Stanley Bank N.A.	4/4/2016	-	(125,365)	(125,365)
USD	2,741,386	EUR	2,446,000	UBS AG	5/3/2016	-	(44,330)	(44,330)
USD	2,321,556	GBP	1,668,000	Standard Chartered Bank	4/4/2016	-	(74,108)	(74,108)
USD	1,628,040	GBP	1,140,000	Goldman Sachs Bank USA	5/3/2016	-	(9,428)	(9,428)
USD	529,000	INR	36,869,380	JPMorgan Chase Bank	5/24/2016	-	(22,713)	(22,713)
USD	207,000	INR	14,444,460	Standard Chartered Bank London	5/24/2016	-	(9,147)	(9,147)
USD	2,679	JPY	300,000	Bank of America N.A.	4/4/2016	14	-	14
USD	698,951	KRW	841,012,600	JPMorgan Chase Bank	5/24/2016	-	(35,501)	(35,501)
USD	678,822	MXN	12,099,520	Barclays Bank PLC Wholesale	5/20/2016	-	(18,588)	(18,588)
USD	355,023	MXN	6,251,000	Citibank N.A.	5/20/2016	-	(5,281)	(5,281)
USD	481,997	NZD	728,000	Bank of America N.A.	5/13/2016	-	(20,166)	(20,166)
USD	685,393	TWD	22,645,395	JPMorgan Chase Bank	5/24/2016	-	(18,575)	(18,575)
						$465,049	($448,461)	$16,588

Strategic Income Opportunities Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and enhance potential gain/income.
Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AUD	21,190,000	CAD	20,724,922	Royal Bank of Canada	5/18/2016	$251,996	-	$251,996
AUD	4,275,000	USD	3,046,493	JPMorgan Chase Bank N.A.	5/18/2016	223,890	-	223,890
AUD	8,319,546	USD	6,312,331	State Street Bank and Trust Company	5/18/2016	52,138	-	52,138
CAD	20,839,306	AUD	21,190,000	Royal Bank of Canada	5/18/2016	-	($163,920)	(163,920)
CAD	19,122,830	EUR	12,965,000	Bank of Montreal	5/18/2016	-	(47,539)	(47,539)
CAD	37,063,829	EUR	25,160,000	Goldman Sachs Bank USA	5/18/2016	-	(127,762)	(127,762)
CAD	19,139,653	EUR	13,120,000	State Street Bank and Trust Company	5/18/2016	-	(211,192)	(211,192)
CAD	10,731,649	NZD	12,190,000	Goldman Sachs Bank USA	5/18/2016	-	(142,866)	(142,866)
CAD	19,954,459	NZD	22,515,000	Royal Bank of Canada	5/18/2016	-	(161,431)	(161,431)
CAD	55,160,141	USD	40,711,175	Royal Bank of Canada	5/18/2016	1,762,678	-	1,762,678
EUR	12,965,000	CAD	19,066,303	Bank of Montreal	5/18/2016	91,066	-	91,066
EUR	25,160,000	CAD	37,013,523	Goldman Sachs Bank USA	5/18/2016	166,499	-	166,499
EUR	13,120,000	CAD	19,498,371	Royal Bank of Canada	5/18/2016	-	(65,024)	(65,024)
EUR	4,395,000	MXN	87,225,266	State Street Bank and Trust Company	5/18/2016	-	(20,841)	(20,841)
EUR	4,375,000	USD	4,934,803	State Street Bank and Trust Company	5/18/2016	50,067	-	50,067
GBP	4,120,000	USD	5,851,595	Goldman Sachs Bank USA	5/18/2016	66,497	-	66,497
JPY	704,932,673	CAD	8,505,000	Royal Bank of Canada	5/18/2016	-	(277,766)	(277,766)
JPY	855,058,800	USD	7,600,000	Citibank N.A.	5/18/2016	6,708	-	6,708
JPY	907,486,768	USD	8,040,000	Goldman Sachs Bank USA	5/18/2016	33,114	-	33,114
JPY	505,542,090	USD	4,505,000	Standard Chartered Bank	5/18/2016	-	(7,635)	(7,635)
JPY	283,483,175	USD	2,525,000	State Street Bank and Trust Company	5/18/2016	-	(3,099)	(3,099)
MXN	44,855,332	EUR	2,255,000	State Street Bank and Trust Company	5/18/2016	16,546	-	16,546
MXN	43,582,598	USD	2,376,096	State Street Bank and Trust Company	5/18/2016	136,422	-	136,422
NZD	12,190,000	CAD	10,728,108	Goldman Sachs Bank USA	5/18/2016	145,593	-	145,593
NZD	4,505,000	CAD	3,978,275	Royal Bank of Canada	5/18/2016	43,380	-	43,380
NZD	22,330,000	USD	14,860,693	Australia and New Zealand Banking Group	5/18/2016	538,290	-	538,290
NZD	2,200,000	USD	1,464,672	Goldman Sachs Bank USA	5/18/2016	52,469	-	52,469
NZD	2,200,000	USD	1,467,444	JPMorgan Chase Bank N.A.	5/18/2016	49,697	-	49,697
NZD	4,505,000	USD	2,995,699	Royal Bank of Canada	5/18/2016	110,993	-	110,993
SGD	4,500,000	JPY	368,532,000	State Street Bank and Trust Company	5/18/2016	59,436	-	59,436
USD	34,878,037	AUD	48,780,471	Australia and New Zealand Banking Group	5/18/2016	-	(2,439,116)	(2,439,116)
USD	6,149,973	AUD	8,319,546	State Street Bank and Trust Company	5/18/2016	-	(214,496)	(214,496)
USD	11,750,000	CAD	15,763,565	Bank of Nova Scotia	5/18/2016	-	(388,100)	(388,100)
USD	49,490,000	CAD	66,304,430	Royal Bank of Canada	5/18/2016	-	(1,565,064)	(1,565,064)
USD	4,135,000	CAD	5,662,448	Toronto Dominion Bank	5/18/2016	-	(225,141)	(225,141)
USD	3,703,619	EUR	3,351,691	Deutsche Bank AG London	5/18/2016	-	(115,295)	(115,295)
USD	4,769,319	EUR	4,375,000	HSBC Bank USA	5/18/2016	-	(215,552)	(215,552)
USD	15,124,878	GBP	10,530,000	Goldman Sachs Bank USA	5/18/2016	-	(732)	(732)
USD	2,878,127	GBP	2,064,076	HSBC Bank USA	5/18/2016	-	(86,774)	(86,774)
USD	29,448,571	JPY	3,279,865,125	Goldman Sachs Bank USA	5/18/2016	270,486	-	270,486
USD	1,500,000	JPY	170,124,900	Royal Bank of Canada	5/18/2016	-	(13,452)	(13,452)
USD	7,600,000	MXN	131,874,520	Citibank N.A.	5/18/2016	-	(2,510)	(2,510)
USD	4,505,000	MXN	79,637,138	Standard Chartered Bank	5/18/2016	-	(86,047)	(86,047)
USD	3,500,000	MXN	62,071,818	State Street Bank and Trust Company	5/18/2016	-	(78,414)	(78,414)
USD	11,484,160	NOK	99,618,774	Goldman Sachs Bank USA	5/18/2016	-	(552,197)	(552,197)
USD	3,015,265	NZD	4,460,000	Australia and New Zealand Banking Group	5/18/2016	-	(60,394)	(60,394)
USD	2,938,694	NZD	4,370,000	HSBC Bank USA	5/18/2016	-	(74,900)	(74,900)
USD	2,911,028	NZD	4,395,000	JPMorgan Chase Bank N.A.	5/18/2016	-	(119,806)	(119,806)
USD	36,283,754	NZD	54,975,384	State Street Bank and Trust Company	5/18/2016	-	(1,627,801)	(1,627,801)
USD	11,875,828	SEK	100,469,504	Citibank N.A.	5/18/2016	-	(519,142)	(519,142)
USD	23,912,532	SGD	33,725,757	HSBC Bank USA	5/18/2016	-	(1,104,050)	(1,104,050)

USD	1,800,000	SGD	2,512,719	Standard Chartered Bank	5/18/2016	-	(63,847)	(63,847)
						$4,127,965	($10,781,905)	($6,653,940)

Utilities Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.
Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
CAD	2,054	USD	1,586	BNP Paribas SA	4/15/2016	-	($4)	($4)
CAD	131,620	USD	98,796	Citibank N.A.	4/15/2016	$2,550	-	2,550
CAD	773,472	USD	563,175	Deutsche Bank AG London	4/15/2016	32,394	-	32,394
CAD	496,233	USD	353,622	Goldman Sachs International	4/15/2016	28,476	-	28,476
CAD	58,882	USD	45,043	HSBC Bank USA	4/15/2016	295	-	295
CAD	27,110	USD	19,229	JPMorgan Chase Bank N.A.	4/15/2016	1,645	-	1,645
CAD	469,000	USD	342,049	Morgan Stanley Capital Services, Inc.	4/15/2016	19,078	-	19,078
EUR	2,469,863	USD	2,696,513	Deutsche Bank AG London	4/15/2016	114,891	-	114,891
EUR	448,000	USD	489,252	Goldman Sachs International	4/15/2016	20,699	-	20,699
EUR	345,958	USD	380,711	JPMorgan Chase Bank N.A.	4/15/2016	13,088	-	13,088
EUR	67,421	USD	72,939	Merrill Lynch International	4/15/2016	3,806	-	3,806
GBP	172,514	USD	248,663	HSBC Bank USA	4/15/2016	-	(882)	(882)
GBP	108,000	USD	152,317	Royal Bank of Scotland PLC	4/15/2016	2,803	-	2,803
USD	262,867	CAD	349,000	Citibank N.A.	4/15/2016	-	(5,861)	(5,861)
USD	568,084	CAD	738,977	Deutsche Bank AG London	4/15/2016	-	(924)	(924)
USD	664,787	CAD	894,901	Goldman Sachs International	4/15/2016	-	(24,280)	(24,280)
USD	6,961,696	CAD	9,892,794	Merrill Lynch International	4/15/2016	-	(655,696)	(655,696)
USD	165,959	EUR	150,052	BNP Paribas SA	4/15/2016	-	(4,842)	(4,842)
USD	2,493,151	EUR	2,285,054	Citibank N.A.	4/15/2016	-	(107,889)	(107,889)
USD	420,848	EUR	385,468	Credit Suisse International	4/15/2016	-	(17,925)	(17,925)
USD	129,190	EUR	116,224	Goldman Sachs International	4/15/2016	-	(3,106)	(3,106)
USD	16,039,468	EUR	14,694,624	JPMorgan Chase Bank N.A.	4/15/2016	-	(687,182)	(687,182)
USD	716,851	EUR	656,358	Merrill Lynch International	4/15/2016	-	(30,271)	(30,271)
USD	5,076,638	EUR	4,658,337	Morgan Stanley Capital Services, Inc.	4/15/2016	-	(225,869)	(225,869)
USD	4,654,653	EUR	4,160,182	Deutsche Bank AG London	6/15/2016	-	(89,607)	(89,607)
USD	184,716	GBP	128,583	Barclays Bank PLC Wholesale	4/15/2016	33	-	33
USD	4,319,617	GBP	2,990,876	BNP Paribas SA	4/15/2016	23,832	-	23,832
USD	474,499	GBP	329,779	Deutsche Bank AG London	4/15/2016	839	-	839
USD	225,211	GBP	158,348	Goldman Sachs International	4/15/2016	-	(2,223)	(2,223)
USD	246,697	GBP	171,555	Morgan Stanley Capital Services, Inc.	4/15/2016	294	-	294
						$264,723	($1,856,561)	($1,591,838)

Currency abbreviations
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss franc	PEN	Peruvian new sol
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
DKK	Danish Krone	RON	Romanian Leu
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
IDR	Indonesian Rupiah	THB	Thai Baht
INR	Indian Rupee	TWD	New Taiwan Dollar
JPY	Japanese Yen	USD	U.S. Dollar
KRW	Korean Won	UYU	Uruguayan Peso
MXN	Mexican Peso	ZAR	South African Rand

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a portfolio’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a portfolio purchases an option, the premium paid by the portfolio is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended March 31, 2016, Global Bond Trust used purchased options to manage duration of the portfolio, manage against anticipated changes in interest rate and currency exchange rates, to maintain diversity and liquidity of the portfolio and to gain exposure to foreign currencies.

Investment Quality Bond Trust used purchased options to manage against anticipated changes in currency exchange rates and as a substitute for securities purchased.

Real Return Bond Trust used purchased options to manage duration of the portfolio, manage against anticipated changes in interest rate and to maintain diversity and liquidity of the portfolio.

Strategic Income Opportunities Trust used purchased options to manage against anticipated changes in currency exchange rates.

The following tables summarize the portfolios’ written options activities during the period ended March 31, 2016. In addition, the tables detail how the portfolios used written option contracts held during the period ended March 31, 2016.

	Number of Contracts/Notional Amount	Premiums Received
Capital Appreciation Value Trust
Outstanding, beginning of period	3,499	$1,008,046
Options written	2,056	453,524
Option closed	(21)	(6,237)
Options exercised	(498)	(129,181)
Options expired	(996)	(202,942)
Outstanding, end of period	4,040	$1,123,210

Global Bond Trust
Outstanding, beginning of period	93,590,000	$775,585
Options written	1,106,132,041	685,606
Option closed	(10,600,000)	(206,544)
Options exercised	(28,000,000)	(126,269)
Options expired	(34,790,000)	(301,093)
Outstanding, end of period	1,126,332,041	$827,285

Health Securities Trust
Outstanding, beginning of period	230	$97,421
Options written	101	63,102
Option closed	(112)	(16,469)
Options exercised	-	-
Options expired	(93)	(53,248)
Outstanding, end of period	126	$90,806

Real Return Bond Trust
Outstanding, beginning of period	19,400,097	$252,845
Options written	27,250,000	227,436
Option closed	(4,500,000)	(140,610)
Options exercised	(7,300,000)	(24,218)
Options expired	(3,800,022)	(30,264)
Outstanding, end of period	31,050,075	$285,189

Options on Securities

Capital Appreciation Value Trust
The portfolio used written options to manage against changes in securities market and to gain exposure to certain securities.
Counterparty	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Calls (OTC)
Citigroup Global Markets, Inc.	Altria Group, Inc.	$67.50	Jan 2017	78	$8,408	($9,984)
Citigroup Global Markets, Inc.	Altria Group, Inc.	67.50	Jan 2017	79	8,006	(10,112)
Citigroup Global Markets, Inc.	Altria Group, Inc.	65.00	Jan 2017	79	12,385	(17,143)
Citigroup Global Markets, Inc.	Altria Group, Inc.	65.00	Jan 2017	78	13,588	(16,926)
Citigroup Global Markets, Inc.	American Tower Corp.	105.00	Jan 2017	19	5,833	(11,210)
Citigroup Global Markets, Inc.	American Tower Corp.	110.00	Jan 2017	19	3,933	(7,030)
Citigroup Global Markets, Inc.	Apple, Inc.	140.00	Jan 2017	56	22,972	(6,776)
Citigroup Global Markets, Inc.	Apple, Inc.	130.00	Jan 2017	56	35,752	(13,832)
Citigroup Global Markets, Inc.	Apple, Inc.	135.00	Jan 2017	56	29,042	(9,744)
Citigroup Global Markets, Inc.	Apple, Inc.	135.00	Jan 2017	20	11,940	(3,480)
Citigroup Global Markets, Inc.	Apple, Inc.	130.00	Jan 2017	20	14,540	(4,940)
Citigroup Global Markets, Inc.	Apple, Inc.	140.00	Jan 2017	20	9,740	(2,420)
Citigroup Global Markets, Inc.	Comcast Corp., Class A	62.50	Jan 2017	298	100,629	(105,787)
Citigroup Global Markets, Inc.	Comcast Corp., Class A	65.00	Jan 2017	411	92,616	(100,490)
J.P. Morgan Clearing Corp.	CVS Health Corp.	105.00	Jan 2017	42	17,771	(24,465)
J.P. Morgan Clearing Corp.	CVS Health Corp.	110.00	Jan 2017	42	11,807	(15,225)
J.P. Morgan Clearing Corp.	CVS Health Corp.	100.00	Jan 2017	42	25,415	(36,330)
Deutsche Bank Securities, Inc.	Danaher Corp.	110.00	Jan 2017	32	9,984	(3,680)
Deutsche Bank Securities, Inc.	Danaher Corp.	105.00	Jan 2017	32	15,104	(7,120)
Deutsche Bank Securities, Inc.	Danaher Corp.	115.00	Jan 2017	32	6,080	(1,680)
Citigroup Global Markets, Inc.	Danaher Corp.	92.50	Jan 2017	99	43,197	(76,725)
Citigroup Global Markets, Inc.	Danaher Corp.	95.00	Jan 2017	99	33,405	(62,370)
Citigroup Global Markets, Inc.	Lowe’s Companies, Inc.	82.50	Jan 2017	26	4,317	(7,475)
Citigroup Global Markets, Inc.	Lowe’s Companies, Inc.	80.00	Jan 2017	26	5,828	(9,880)
Citigroup Global Markets, Inc.	Lowe’s Companies, Inc.	85.00	Jan 2017	26	3,145	(5,577)
Deutsche Bank Securities, Inc.	Microsoft Corp.	65.00	Jan 2017	166	18,592	(18,260)
Deutsche Bank Securities, Inc.	Microsoft Corp.	62.50	Jan 2017	171	36,252	(27,788)
Deutsche Bank Securities, Inc.	Microsoft Corp.	65.00	Jan 2017	171	26,505	(18,810)
Deutsche Bank Securities, Inc.	Microsoft Corp.	62.50	Jan 2017	165	25,575	(26,813)
Citigroup Global Markets, Inc.	PepsiCo, Inc.	105.00	Jan 2017	42	9,450	(15,225)
Citigroup Global Markets, Inc.	PepsiCo, Inc.	100.00	Jan 2017	42	16,044	(26,460)
Citigroup Global Markets, Inc.	PepsiCo, Inc.	110.00	Jan 2017	42	5,351	(8,043)
Deutsche Bank Securities, Inc.	Philip Morris International, Inc.	97.50	Jan 2017	142	21,225	(70,645)
Deutsche Bank Securities, Inc.	Philip Morris International, Inc.	95.00	Jan 2017	142	31,979	(93,010)
Deutsche Bank Securities, Inc.	Philip Morris International, Inc.	92.50	Jan 2017	76	21,994	(61,940)
Citigroup Global Markets, Inc.	Texas Instruments, Inc.	60.00	Jan 2017	66	13,761	(20,460)
Citigroup Global Markets, Inc.	Texas Instruments, Inc.	55.00	Jan 2017	66	22,818	(36,795)
Deutsche Bank Securities, Inc.	The Bank of New York Mellon Corp.	47.00	Jan 2017	210	50,820	(6,930)
Deutsche Bank Securities, Inc.	The Bank of New York Mellon Corp.	45.00	Jan 2017	304	77,378	(17,024)
Deutsche Bank Securities, Inc.	The Boeing Company	170.00	Jan 2017	20	9,244	(640)
Deutsche Bank Securities, Inc.	The Boeing Company	160.00	Jan 2017	20	15,106	(1,630)
Deutsche Bank Securities, Inc.	The Boeing Company	165.00	Jan 2017	30	17,671	(1,515)
Deutsche Bank Securities, Inc.	The Boeing Company	160.00	Jan 2017	9	6,590	(734)
Deutsche Bank Securities, Inc.	The Boeing Company	170.00	Jan 2017	10	4,465	(320)
Deutsche Bank Securities, Inc.	Thermo Fisher Scientific, Inc.	160.00	Jan 2017	22	9,482	(9,020)
Deutsche Bank Securities, Inc.	Thermo Fisher Scientific, Inc.	170.00	Jan 2017	23	5,359	(5,003)

Counterparty	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Calls (OTC)
Deutsche Bank Securities, Inc.	Thermo Fisher Scientific, Inc.	165.00	Jan 2017	35	10,761	(10,763)
Deutsche Bank Securities, Inc.	Thermo Fisher Scientific, Inc.	155.00	Jan 2017	13	6,621	(7,345)
Deutsche Bank Securities, Inc.	UnitedHealth Group, Inc.	140.00	Jan 2017	16	5,992	(8,960)
Deutsche Bank Securities, Inc.	UnitedHealth Group, Inc.	145.00	Jan 2017	16	4,680	(6,560)
Deutsche Bank Securities, Inc.	UnitedHealth Group, Inc.	145.00	Jan 2017	38	7,910	(15,580)
Deutsche Bank Securities, Inc.	UnitedHealth Group, Inc.	140.00	Jan 2017	82	26,457	(45,920)
	Calls (Exchange-traded)
	Apple, Inc.	140.00	Jan 2017	38	18,582	(4,598)
	Apple, Inc.	135.00	Jan 2017	38	22,914	(6,612)
	Apple, Inc.	130.00	Jan 2017	38	28,195	(9,386)
				4,040	$1,123,210	($1,153,190)

Health Sciences Trust
The portfolio used written options to manage against changes in securities market and to gain exposure to certain securities.
	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
	Calls (Exchange-traded)
	Acadia Pharmaceuticals, Inc.	$29.00	Jun 2016	19	$7,543	($7,030)
	Acadia Pharmaceuticals, Inc.	30.00	Jun 2016	11	4,367	(3,960)
	Alexion Pharmaceuticals, Inc.	200.00	May 2016	15	17,701	(75)
	Alexion Pharmaceuticals, Inc.	210.00	May 2016	10	10,003	(150)
	Incyte Corp.	75.00	Jun 2016	42	35,573	(30,660)
	Wellcare Health Plans, Inc.	95.00	Jun 2016	29	15,619	(14,500)
				126	$90,806	($56,375)

Options on Exchange-Traded Future Contracts

Global Bond Trust
The portfolio used written options to manage duration of the portfolio, manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.
Name of Issuer	Exercise Price	Expiration Date		Number of Contracts	Premium	Value
Calls
Euro BUND	163.00	May 2016	EUR	41	$17,090	($64,382)
				41	$17,090	($64,382)

Real Return Bond Trust
The portfolio used written options to manage duration of the portfolio, manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.
Name of Issuer	Exercise Price	Expiration Date		Number of Contracts	Premium	Value
Puts
3-Month Pound Sterling Futures	98.00	Dec 2016	GBP	75	$1,712	$0
				75	$1,712	$0

Foreign Currency Options (OTC)

Global Bond Trust
The portfolio used written options to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currencies.
Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Calls
U.S. Dollar versus Brazilian Real	BNP Paribas SA	4.30	May 2016	USD	600,000	$15,600	($1,207)
U.S. Dollar versus Brazilian Real	Citibank N.A.	4.30	May 2016	USD	200,000	5,527	(402)
U.S. Dollar versus Brazilian Real	Credit Suisse International	4.30	May 2016	USD	4,100,000	109,469	(8,245)
U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	4.03	Jun 2016	USD	1,900,000	33,425	(25,739)
U.S. Dollar versus Brazilian Real	Credit Suisse International	6.30	Jan 2018	USD	1,300,000	69,225	(40,706)
U.S. Dollar versus Japanese Yen	BNP Paribas SA	122.45	May 2016	USD	13,716,000	53,150	(1,001)
					21,816,000	$286,396	($77,300)
Puts
Euro versus U.S. Dollar	Bank of America N.A.	1.09	May 2016	EUR	8,216,000	79,794	(6,572)
U.S. Dollar versus Brazilian Real	BNP Paribas SA	3.85	May 2016	USD	600,000	7,320	(42,689)
U.S. Dollar versus Brazilian Real	Citibank N.A.	3.85	May 2016	USD	200,000	2,038	(14,230)
U.S. Dollar versus Brazilian Real	Credit Suisse International	3.85	May 2016	USD	4,100,000	42,230	(291,706)
U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	3.46	Jun 2016	USD	1,900,000	28,040	(31,242)
U.S. Dollar versus Chinese Yuan	Bank of America N.A.	6.60	Apr 2016	USD	2,600,000	26,393	(57,070)
U.S. Dollar versus Chinese Yuan	Citibank N.A.	6.60	Apr 2016	USD	2,600,000	26,260	(57,070)
U.S. Dollar versus Korean Won	Nomura Global Finance Products, Inc.	1,145.00	Jan 2017	USD	1,500,000	38,175	(60,480)
U.S. Dollar versus Korean Won	UBS AG	1,145.00	Jan 2017	USD	2,200,000	49,258	(88,044)
					23,916,000	$299,508	($649,103)

Real Return Bond Trust
The portfolio used written options to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currencies.
Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Puts
Euro versus U.S. Dollar	JPMorgan Chase Bank	1.10	May 2016	EUR	350,000	$1,614	($546)
					350,000	$1,614	($546)

Interest Rate Swaptions

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Trust
The portfolio used interest rate swaptions to manage duration of the portfolio, manage against anticipated interest rate changes and to maintain diversity and liquidity of the portfolio.
Name of Issuer	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Calls
5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	0.40%	Apr 2016	EUR	9,500,000	$34,834	($315)
							9,500,000	$34,834	($315)
Puts
2-Year Interest Rate Swap	JPMorgan Chase Bank	6-Month JPY LIBOR	Receive	0.00%	Mar 2017	JPY	1,040,000,000	$10,985	($7,988)
5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.40%	Apr 2016	EUR	9,500,000	82,685	(8,211)
							1,049,500,000	$93,670	($16,199)

Real Return Bond Trust
The portfolio used interest rate swaptions to manage duration of the portfolio, manage against anticipated interest rate changes and to maintain diversity and liquidity of the portfolio.
Name of Issuer	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Calls
5-Year Interest Rate Swap	Credit Suisse International	3-Month USD LIBOR	Receive	2.30%	Apr 2016	USD	1,200,000	$4,680	($9,080)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.30%	Apr 2016	USD	700,000	2,909	(5,096)
5-Year Interest Rate Swap	Credit Suisse International	3-Month USD LIBOR	Receive	1.50%	Jun 2016	USD	4,900,000	8,820	(12,985)
5-Year Interest Rate Swap	Credit Suisse International	3-Month USD LIBOR	Receive	2.40%	Dec 2016	USD	1,500,000	11,925	(24,990)
							8,300,000	$28,334	($52,151)
Puts
5-Year Interest Rate Swap	Credit Suisse International	3-Month USD LIBOR	Receive	2.10%	Jun 2016	USD	4,900,000	$5,941	($2,233)
5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.50%	Oct 2018	USD	3,000,000	42,240	(35,526)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.25%	Oct 2018	USD	1,900,000	37,698	(29,187)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.25%	Nov 2018	USD	500,000	10,742	(8,024)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.50%	Dec 2018	USD	500,000	11,266	(8,279)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.30%	Mar 2019	USD	4,300,000	86,215	(77,971)
							15,100,000	$194,102	($161,220)

Credit Default Swaptions

A credit default swaption is an option to enter into a credit default swap.

Global Bond Trust
The portfolio used credit default swaptions to take a long position in the exposure of the benchmark credit.
Description	Counterparty	Index	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Puts
5-Year Credit Default Swap	Bank of America N.A.	CDX.IG25	Sell	1.60%	Apr 2016	USD	900,000	$2,115	($24)
5-Year Credit Default Swap	Barclays Bank	CDX.IG25	Sell	1.60%	Apr 2016	USD	100,000	215	(3)
5-Year Credit Default Swap	Citibank N.A.	CDX.IG25	Sell	1.60%	Apr 2016	USD	2,200,000	4,152	(57)
5-Year Credit Default Swap	JPMorgan Chase Bank	iTraxx EU24	Sell	1.00%	Apr 2016	EUR	16,400,000	63,505	(1,241)
							19,600,000	$69,987	($1,325)

Real Return Bond Trust
The portfolio used credit default swaptions to take a long position in the exposure of the benchmark credit.
Description	Counterparty	Index	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Calls
5-Year Credit Default Swap	Barclays Bank PLC	CDX.IG25	Sell	0.90%	Apr 2016	USD	200,000	$200	($331)
5-Year Credit Default Swap	Barclays Bank PLC	CDX.IG25	Sell	0.95%	Apr 2016	USD	100,000	114	(321)
5-Year Credit Default Swap	Credit Suisse International	CDX.IG25	Sell	0.90%	Apr 2016	USD	100,000	95	(166)
5-Year Credit Default Swap	Morgan Stanley Capital Services, Inc.	CDX.IG25	Sell	0.95%	Apr 2016	USD	200,000	245	(642)
5-Year Credit Default Swap	Barclays Bank PLC	ITRAXX.EU25	Sell	0.60%	Jun 2016	EUR	400,000	607	(452)
							1,000,000	$1,261	($1,912)
Puts
5-Year Credit Default Swap	Bank of America N.A.	CDX.IG25	Sell	1.60%	Apr 2016	USD	100,000	$235	($3)
5-Year Credit Default Swap	Barclays Bank PLC	CDX.IG25	Sell	1.50%	Apr 2016	USD	100,000	170	(5)
5-Year Credit Default Swap	Barclays Bank PLC	CDX.IG25	Sell	1.60%	Apr 2016	USD	100,000	215	(3)
5-Year Credit Default Swap	Citibank N.A.	CDX.IG25	Sell	1.50%	Apr 2016	USD	100,000	213	(5)
5-Year Credit Default Swap	Citibank N.A.	CDX.IG25	Sell	1.60%	Apr 2016	USD	200,000	377	(5)
5-Year Credit Default Swap	Barclays Bank PLC	CDX.IG25	Sell	1.70%	May 2016	USD	200,000	395	(14)
5-Year Credit Default Swap	Citibank N.A.	CDX.IG25	Sell	1.70%	May 2016	USD	100,000	240	(7)
5-Year Credit Default Swap	Barclays Bank PLC	ITRAXX.EU25	Sell	1.00%	Jun 2016	EUR	400,000	675	(676)
							1,300,000	$2,520	($718)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor”.

Global Bond Trust
The portfolio used inflation floors to manage duration of the portfolio, manage against anticipated interest rate changes and as a substitute for securities purchased.
Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] - (Final Index/Initial Index)) or $0	Sep 2020	USD	2,000,000	$25,800	($439)
						2,000,000	$25,800	($439)

Real Return Bond Trust
The portfolio used inflation floors to manage duration of the portfolio, manage against anticipated interest rate changes and as a substitute for securities purchased.
Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value

Floor- OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] - (Final Index/Initital Index)) or 0	Apr 2020	USD	2,600,000	$23,160	($451)
Floor- OTC CPURNSA Index	Citibank N.A.	219.965	Maximum of ((1+0.0%)10 - (Final Index/Initital Index)) or 0	Sep 2020	USD	200,000	2,580	(44)
Floor- OTC YOY CPURNSA Index	BNP Paribas SA	236.293	Maximum of (0.0% - (Final Index/Initial Index - 1)) or 0	Mar 2018	USD	100,000	860	(377)
Floor- OTC YOY CPURNSA Index	JPMorgan Chase Bank	234.812	Maximum of (0.0% - (Final Index/Initial Index - 1)) or 0	Mar 2020	USD	900,000	10,170	(9,315)
						3,800,000	$36,770	($10,187)

Inflation Caps (OTC)

Inflation caps are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure) or “cap”.

Real Return Bond Trust
The portfolio used inflation caps to manage duration of the portfolio, manage against anticipated interest rate changes and as a substitute for securities purchased.
Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value

Cap- Eurostat Eurozone HICP Ex Tob	Goldman Sachs Capital Markets, L.P.	117.200	Maximum of ((Final Index/Initial Index -1) -3.000%) or 0	Jun 2035	EUR	$300,000	$13,648	($3,128)
Cap- OTC CPURNSA Index	Deutsche Bank AG	236.119	Maximum of ((Final Index/Initial Index -1) -3.000%) or 0	Jun 2016	USD	200,000	168	-
Cap- OTC CPURNSA Index	JPMorgan Chase Bank	233.916	Maximum of ((Final Index/Initial Index -1) -4.000%) or 0	Apr 2024	USD	600,000	4,365	(271)
Cap- OTC CPURNSA Index	JPMorgan Chase Bank	234.781	Maximum of ((Final Index/Initial Index -1) -4.000%) or 0	May 2024	USD	100,000	695	(47)
						1,200,000	$18,876	($3,446)

Swaps. Swap agreements are agreements between the portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the portfolio are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the portfolio is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the interest rate swap contracts held at March 31, 2016. In addition, the tables detail how the portfolios used interest rate swap contracts during the period ended March 31, 2016.

Global Bond Trust
The portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration of the portfolio and as a substitute for securities purchased.
	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Exchanged Cleared Swaps
	190,300,000	MXN	$13,486,172	MXN-TIIE-Banxico	Fixed 4.300%	Sep 2016	$13,790	($7,746)	$6,044
	85,500,000	MXN	5,136,755	MXN-TIIE-Banxico	Fixed 4.340%	Sep 2017	10,387	(22,004)	(11,617)
	65,500,000	MXN	3,940,087	MXN-TIIE-Banxico	Fixed 4.195%	Oct 2017	(1,589)	(16,181)	(17,770)
	192,100,000	MXN	11,712,522	MXN-TIIE-Banxico	Fixed 4.130%	Oct 2017	(25,657)	(39,475)	(65,132)
	137,500,000	MXN	8,324,353	MXN-TIIE-Banxico	Fixed 4.260%	Oct 2017	-	(32,546)	(32,546)
	11,600,000,000	JPY	96,661,387	JPY-LIBOR-BBA	Fixed 0.150%	Mar 2018	39,737	504,665	544,402
	22,700,000	USD	22,700,000	USD-LIBOR-BBA	Fixed 1.250%	Jun 2018	91,986	67,581	159,567
	11,300,000	GBP	16,244,314	Fixed 1.000%	GBP-LIBOR-BBA	Sep 2018	(25,243)	(25,324)	(50,567)
	23,100,000	GBP	36,048,689	Fixed 1.750%	GBP-LIBOR-BBA	Sep 2018	20,641	(619,744)	(599,103)
	98,700,000	MXN	6,424,464	MXN-TIIE-Banxico	Fixed 5.615%	Jun 2020	27,294	88,866	116,160
	5,400,000	USD	5,400,000	Fixed 2.000%	USD-LIBOR-BBA	Dec 2020	22,633	(263,516)	(240,883)
	145,000,000	MXN	8,396,393	Fixed 5.610%	MXN-TIIE-Banxico	Jul 2021	(108,729)	5,176	(103,553)
	24,600,000	EUR	27,435,148	EUR-EURIBOR-Reuters	Fixed 0.000%	Sep 2021	(200,692)	82,702	(117,990)
	32,100,000	GBP	45,933,020	GBP-LIBOR-BBA	Fixed 1.250%	Sep 2021	50,338	343,230	393,568
	15,500,000	MXN	952,782	MXN-TIIE-Banxico	Fixed 6.000%	Jul 2022	-	22,410	22,410
	9,400,000	USD	9,400,000	Fixed 2.300%	USD-LIBOR-BBA	Jan 2023	(36,222)	(560,894)	(597,116)
	99,200,000	USD	99,200,000	Fixed 2.000%	USD-LIBOR-BBA	Jun 2023	(3,085,194)	(679,525)	(3,764,719)
	1,400,000	SEK	171,033	SEK-STIBOR-SIDE	Fixed 1.020%	Jan 2025	-	957	957
	1,600,000	SEK	195,466	SEK-STIBOR-SIDE	Fixed 1.030%	Jan 2025	-	1,332	1,332

	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Exchanged Cleared Swaps
	1,400,000	SEK	171,033	SEK-STIBOR-SIDE	Fixed 1.030%	Jan 2025	-	1,152	1,152
	1,700,000	SEK	207,683	SEK-STIBOR-SIDE	Fixed 1.010%	Jan 2025	-	979	979
	4,000,000	SEK	485,971	SEK-STIBOR-SIDE	Fixed 1.085%	Jan 2025	-	5,357	5,357
	3,400,000	SEK	413,075	SEK-STIBOR-SIDE	Fixed 1.080%	Jan 2025	-	4,369	4,369
	8,200,000	USD	8,200,000	Fixed 2.500%	USD-LIBOR-BBA	Dec 2025	117,089	(836,773)	(719,684)
	9,700,000	AUD	7,048,020	Fixed 3.500%	AUD-BBR-BBSW	Dec 2025	(243,358)	(367,734)	(611,092)
	970,000,000	JPY	8,037,120	Fixed 1.000%	JPY-LIBOR-BBA	Dec 2025	(381,990)	(366,348)	(748,338)
	850,000,000	JPY	7,482,492	JPY-LIBOR-BBA	Fixed 0.300%	Mar 2026	143,307	(26,093)	117,214
	16,200,000	USD	16,200,000	Fixed 2.250%	USD-LIBOR-BBA	Jun 2026	(581,579)	(290,179)	(871,758)
	66,100,000	USD	66,100,000	Fixed 2.250%	USD-LIBOR-BBA	Jun 2026	(920,726)	(2,508,131)	(3,428,857)
	19,400,000	CAD	14,416,437	Fixed 2.200%	CAD-BA-CDOR	Jun 2026	(991,649)	38,101	(953,548)
	100,000	AUD	71,875	Fixed 3.250%	AUD-BBR-BBSW	Jun 2026	(781)	(3,508)	(4,289)
	14,500,000	EUR	16,092,819	EUR-EURIBOR-Reuters	Fixed 0.750%	Sep 2026	36,052	193,133	229,185
	7,100,000	GBP	10,130,989	GBP-LIBOR-BBA	Fixed 1.500%	Sep 2026	(49,577)	58,600	9,023
	1,740,000,000	JPY	16,787,197	JPY-LIBOR-BBA	Fixed 1.500%	Jun 2033	283,052	2,611,511	2,894,563
	2,400,000	USD	2,400,000	USD-LIBOR-BBA	Fixed 2.500%	Jun 2036	93,072	80,002	173,074
	2,400,000	EUR	2,709,960	Fixed 2.307%	EUR-EURIBOR-Reuters	Oct 2044	(303,375)	(151,064)	(454,439)
	10,000,000	JPY	85,255	JPY-LIBOR-BBA	Fixed 1.500%	Dec 2044	(3,496)	(18,943)	(22,439)
	620,000,000	JPY	5,448,830	Fixed 1.507%	JPY-LIBOR-BBA	Dec 2045	(1,186,075)	(239,458)	(1,425,533)
	2,400,000	USD	2,400,000	USD-LIBOR-BBA	Fixed 2.500%	Jun 2046	147,024	32,453	179,477
	11,750,000	EUR	13,212,283	Fixed 1.250%	EUR-EURIBOR-Reuters	Mar 2047	(528,621)	(131,045)	(659,666)
	1,500,000	GBP	2,173,126	Fixed 1.750%	GBP-LIBOR-BBA	Mar 2047	(36,597)	(2,527)	(39,124)
			$618,036,750				($7,614,748)	($3,066,182)	($10,680,930)

Investment Quality Bond Trust
The portfolio used interest rate swaps to manage against anticipated interest rate changes and manage duration of the portfolio.
Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

JPMorgan Chase Bank	$5,100,000	USD	$5,100,000	Fixed 4.318%	USD-LIBOR-BBA	Dec 2028	-	($5,168,501)	($5,168,501)
JPMorgan Chase Bank	2,100,000	USD	2,100,000	Fixed 3.425%	USD-LIBOR-BBA	Jun 2039	-	(569,795)	(569,795)
Exchange Cleared Swaps
	5,975,000	USD	5,975,000	Fixed 1.780%	USD-LIBOR-BBA	Jun 2026	-	(56,269)	(56,269)
	6,000,000	USD	6,000,000	Fixed 1.785%	USD-LIBOR-BBA	Jun 2026	-	(59,338)	(59,338)
			$19,175,000				-	($5,853,903)	($5,853,903)

Real Return Bond Trust
The portfolio used interest rate swaps to manage against anticipated interest rate changes, maintain diversity and liquidity of the portfolio, manage duration of the portfolio and as a substitute for securities purchased.
	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Exchange Cleared Swaps
	4,000,000	USD	$4,000,000	Fixed 2.800%	USD-LIBOR-BBA	Sep 2018	($19,566)	($106,497)	($126,063)
	3,400,000	USD	3,400,000	Fixed 2.250%	USD-LIBOR-BBA	Sep 2018	(92,861)	(90,100)	(182,961)
	5,300,000	MXN	307,175	Fixed 5.780%	MXN-TIIE-Banxico	Sep 2022	(3,096)	120	(2,976)
	5,400,000	MXN	306,850	MXN-TIIE-Banxico	Fixed 5.780%	Oct 2022	(1,381)	4,279	2,898
	1,500,000	MXN	89,642	MXN-TIIE-Banxico	Fixed 5.910%	Nov 2022	-	1,384	1,384
	300,000	USD	300,000	Fixed 2.225%	USD-LIBOR-BBA	Sep 2025	-	(16,397)	(16,397)
	1,400,000	USD	1,400,000	Fixed 3.000%	USD-LIBOR-BBA	Sep 2025	(4,165)	(54,071)	(58,236)
	1,600,000	USD	1,600,000	Fixed 2.350%	USD-LIBOR-BBA	Oct 2025	(9,882)	(110,871)	(120,753)
	1,000,000	USD	1,000,000	Fixed 2.250%	USD-LIBOR-BBA	Oct 2025	(46,373)	(5,501)	(51,874)
	5,400,000	USD	5,400,000	Fixed 2.500%	USD-LIBOR-BBA	Feb 2026	(17,280)	(66,564)	(83,844)
	1,090,000	GBP	1,555,321	Fixed 1.750%	GBP-LIBOR-BBA	Jun 2026	(18,653)	(9,777)	(28,430)
	400,000	USD	400,000	Fixed 2.500%	USD-LIBOR-BBA	Jun 2046	(17,226)	(12,687)	(29,913)
	400,000	GBP	570,760	Fixed 1.500%	GBP-LIBOR-BBA	Jun 2046	2,797	(3,305)	(508)
			$20,329,748				($227,686)	($469,987)	($697,673)

The following are abbreviations for the table above:
BBA	The British Bankers’ Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
TIIE	Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Currency swaps. A currency swap is an agreement between a portfolio and a counterparty to exchange cash flows based on the notional difference among two or more currencies.

The following tables summarize the contracts held at March 31, 2016. In addition, the table details how the portfolios used currency swap contracts during the period ended March 31, 2016.

Global Bond Trust
The portfolio used currency swaps to manage against anticipated currency exchange rate changes, maintain diversity and liquidity of the portfolio and to gain exposure to foreign currencies.
Counterparty	Receive	Pay	Maturity Date*		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Bank of America N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.5000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2021	EUR	13,200,000	$14,308,800	$34,972	$664,105	$699,077
Bank of America N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.5000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2026	EUR	2,200,000	2,384,800	68,750	40,947	109,697
BNP Paribas SA	Floating rate equal to 3 Month EUR-LIBOR less 0.5000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2021	EUR	11,800,000	12,791,200	368,750	256,182	624,932
Citibank N.A	Floating rate equal to 3 Month GBP-LIBOR less 0.1400% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2019	GBP	4,500,000	6,345,000	22,048	94,215	116,263
Citibank N.A	Floating rate equal to 3 Month EUR-LIBOR less 0.5000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2021	EUR	5,500,000	5,962,000	66,824	224,458	291,282
Citibank N.A	Floating rate equal to 3 Month EUR-LIBOR less 0.5000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2026	EUR	11,790,000	12,780,360	195,119	392,756	587,875

Counterparty	Receive	Pay	Maturity Date*		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Deutsche Bank AG	Floating rate equal to 3 Month EUR-LIBOR less 0.5000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2021	EUR	11,600,000	12,574,400	276,796	337,544	614,340
Goldman Sachs Bank USA	Floating rate equal to 3 Month GBP-LIBOR less 0.1200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2019	GBP	6,900,000	10,005,000	(19,313)	(74,443)	(93,756)
						$77,151,560	$1,013,946	$1,935,764	$2,949,710

Investment Quality Bond Trust
The portfolio used currency swaps to establish positions that take advantage of the differential between rates in two different markets.
Counterparty	Receive	Pay	Maturity Date*		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Goldman Sachs International	Fixed rate equal to 3.300% of notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2021	CNY	2,620,000	$402,087	-	$20,577	$20,577
						$402,087	-	$20,577	$20,577

* At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolio may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolio may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

The following tables summarize the credit default swap contracts as a buyer of protection held as of March 31, 2016. In addition, the tables summarize how the portfolios used credit default swap contracts as a buyer of protection during the period ended March 31, 2016.

Global Bond Trust
The portfolio used credit default swaps to manage against potential credit events and gain exposure to securities or credit index.
Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Bank of America N.A.	Computer Sciences Corp.	2,050,000	USD	$2,050,000	(0.970)%	Mar 2018	-	($27,831)	($27,831)
Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	USD	3,000,000	(1.490)%	Jun 2018	-	(88,057)	(88,057)
Bank of America N.A.	iTraxx Europe Sub Financials Series 24 Version 1	1,000,000	EUR	1,105,051	(1.000)%	Dec 2020	$20,205	23,658	43,863
Bank of America N.A.	Veolia Environnement	100,000	EUR	112,945	(1.000)%	Dec 2020	(629)	(1,154)	(1,783)
Bank of America N.A.	Reynolds American, Inc.	200,000	USD	200,000	(1.000)%	Dec 2020	(5,634)	(327)	(5,961)
Barclays Capital	Springleaf Finance Corp.	1,400,000	USD	1,400,000	(5.000)%	Jun 2020	(129,954)	79,787	(50,167)
Barclays Capital	Reynolds American, Inc.	500,000	USD	500,000	(1.000)%	Dec 2020	(14,461)	(440)	(14,901)
Barclays Capital	UnitedHealth Group, Inc.	400,000	USD	400,000	(1.000)%	Dec 2020	(12,962)	(91)	(13,053)
Barclays Capital	Altria Group, Inc.	400,000	USD	400,000	(1.000)%	Dec 2020	(13,321)	(226)	(13,547)
Barclays Capital	British American Tobacco PLC	100,000	EUR	109,365	(1.000)%	Dec 2020	(2,211)	(445)	(2,656)
Barclays Capital	Koninklijke DSM NV	300,000	EUR	328,095	(1.000)%	Dec 2020	(6,632)	(3,290)	(9,922)
Barclays Capital	Bayer AG	200,000	EUR	218,730	(1.000)%	Dec 2020	(4,422)	(1,343)	(5,765)
Barclays Capital	BASF SE	200,000	EUR	220,240	(1.000)%	Dec 2020	(4,030)	(1,755)	(5,785)
BNP Paribas SA	UBS AG	500,000	USD	500,000	(1.000)%	Mar 2017	-	452	452
BNP Paribas SA	UBS AG	1,300,000	USD	1,300,000	(1.000)%	Mar 2017	2,513	(1,339)	1,174
BNP Paribas SA	iTraxx Europe Sub Financials Series 24 Version 1	2,800,000	EUR	3,094,141	(1.000)%	Dec 2020	56,575	66,243	122,818
BNP Paribas SA	Veolia Environnement	100,000	EUR	112,945	(1.000)%	Dec 2020	(577)	(1,206)	(1,783)
BNP Paribas SA	TeliaSonera AB	300,000	EUR	338,835	(1.000)%	Dec 2020	(2,521)	(5,152)	(7,673)
BNP Paribas SA	Koninklijke DSM NV	200,000	EUR	219,230	(1.000)%	Dec 2020	(4,540)	(2,074)	(6,614)
BNP Paribas SA	BASF SE	100,000	EUR	110,060	(1.000)%	Dec 2020	(1,909)	(983)	(2,892)
Citibank N.A	UBS AG	1,300,000	USD	1,300,000	(1.000)%	Mar 2017	375	799	1,174
Citibank N.A	Bayer AG	300,000	EUR	338,835	(1.000)%	Dec 2020	(6,203)	(2,445)	(8,648)
Citibank N.A	Altria Group, Inc.	100,000	USD	100,000	(1.000)%	Dec 2020	(3,292)	(95)	(3,387)
Citibank N.A	UnitedHealth Group, Inc.	300,000	USD	300,000	(1.000)%	Dec 2020	(9,138)	(652)	(9,790)
Citibank N.A	British American Tobacco PLC	300,000	EUR	338,835	(1.000)%	Dec 2020	(6,527)	(1,440)	(7,967)
Credit Suisse International	Reynolds American, Inc.	500,000	USD	500,000	(1.000)%	Dec 2020	(14,547)	(355)	(14,902)
Credit Suisse International	Altria Group, Inc.	400,000	USD	400,000	(1.000)%	Dec 2020	(12,787)	(760)	(13,547)
Goldman Sachs International	United Utilities PLC	200,000	EUR	225,890	(1.000)%	Dec 2020	(418)	(1,966)	(2,384)

Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Goldman Sachs International	Veolia Environnement	100,000	EUR	112,945	(1.000)%	Dec 2020	(471)	(1,312)	(1,783)
Goldman Sachs International	Koninklijke DSM NV	400,000	EUR	451,780	(1.000)%	Dec 2020	(8,594)	(4,635)	(13,229)
Goldman Sachs International	Reynolds American, Inc.	100,000	USD	100,000	(1.000)%	Dec 2020	(2,982)	2	(2,980)
Goldman Sachs International	Altria Group, Inc.	300,000	USD	300,000	(1.000)%	Dec 2020	(9,706)	(454)	(10,160)
Goldman Sachs International	BASF SE	100,000	EUR	112,285	(1.000)%	Dec 2020	(2,700)	(192)	(2,892)
Goldman Sachs International	British American Tobacco PLC	200,000	EUR	219,230	(1.000)%	Dec 2020	(4,751)	(560)	(5,311)
Goldman Sachs International	SABMiller PLC	200,000	USD	200,000	(1.000)%	Jan 2022	(5,458)	(1,772)	(7,230)
JPMorgan Chase Bank	Ally Financial, Inc.	1,300,000	USD	1,300,000	(5.000)%	Jun 2018	(89,229)	2,435	(86,794)
JPMorgan Chase Bank	Fortum OYJ	200,000	EUR	225,890	(1.000)%	Dec 2020	(418)	(2,313)	(2,731)
JPMorgan Chase Bank	Pfizer, Inc.	700,000	USD	700,000	(1.000)%	Dec 2020	(25,726)	(929)	(26,655)
JPMorgan Chase Bank	Reynolds American, Inc.	100,000	USD	100,000	(1.000)%	Dec 2020	(2,911)	(69)	(2,980)
JPMorgan Chase Bank	UnitedHealth Group, Inc.	300,000	USD	300,000	(1.000)%	Dec 2020	(8,995)	(795)	(9,790)
JPMorgan Chase Bank	British American Tobacco PLC	200,000	EUR	218,730	(1.000)%	Dec 2020	(4,369)	(942)	(5,311)
JPMorgan Chase Bank	Koninklijke DSM NV	100,000	EUR	109,615	(1.000)%	Dec 2020	(2,323)	(984)	(3,307)
JPMorgan Chase Bank	Altria Group, Inc.	300,000	USD	300,000	(1.000)%	Dec 2020	(9,556)	(604)	(10,160)
Morgan Stanley Capital Services, Inc.	Reynolds American, Inc.	200,000	USD	200,000	(1.000)%	Dec 2020	(5,540)	(421)	(5,961)
Morgan Stanley Capital Services, Inc.	Pfizer, Inc.	300,000	USD	300,000	(1.000)%	Dec 2020	(11,136)	(288)	(11,424)
Morgan Stanley Capital Services, Inc.	UnitedHealth Group, Inc.	100,000	USD	100,000	(1.000)%	Dec 2020	(2,999)	(264)	(3,263)
The Royal Bank of Scotland PLC	The Cleveland Electric Illuminating Company	3,000,000	USD	3,000,000	(0.940)%	Jun 2017	-	(29,881)	(29,881)
Exchange Cleared Swaps
	iTraxx Europe Series 25 Version 1	16,100,000	EUR	18,103,638	(1.000)%	Jun 2021	(271,368)	8,014	(263,354)
				$45,677,310			($646,279)	($8,451)	($654,730)

High Yield Trust
The portfolio used credit default swaps to manage against potential credit events.
	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Exchange Cleared Swaps
	MARKIT CDX.NA.HY.23	2,463,800	USD	$2,463,800	(5.000)%	Dec 2019	($151,723)	($18,763)	($170,486)
	MARKIT CDX.NA.HY.25	2,440,000	USD	2,440,000	(5.000)%	Dec 2020	19,089	55,322	74,411
				$4,903,800			($132,634)	$36,559	($96,075)

Investment Quality Bond Trust
The portfolio used credit default swaps to manage against potential credit events and gain exposure to securities or credit index.
Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

JPMorgan Chase Bank	Marathon Oil Corp.	25,000	USD	$25,000	(1.000)%	Jun 2020	$5,595	($1,668)	$3,927
Exchange Cleared Swaps
	ITRAXX-EUROPES24V1-5Y	685,000	EUR	753,979	(1.000)%	Dec 2020	4,171	(14,244)	(10,073)
	ITRAXX-XOVERS24V1-5Y	331,000	EUR	364,249	(5.000)%	Dec 2020	(18,554)	(9,897)	(28,451)
	ITRAXX-EUROPES25V1-5Y	1,804,000	EUR	2,016,242	(1.000)%	Jun 2021	(27,590)	(1,919)	(29,509)
	CDX-EMS25V1-5Y	6,735,000	USD	6,735,000	(1.000)%	Jun 2021	567,399	23,223	590,622
	CDX-NAHYS26V1-5Y	2,642,000	USD	2,642,000	(5.000)%	Jun 2021	(52,785)	(22,334)	(75,119)
				$12,536,470			$478,236	($26,839)	$451,397

New Income Trust
The portfolio used credit default swaps to manage against potential credit events.
	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Exchange Cleared Swaps
	CDX.IG.CDSI.S26 - 5YR	13,270,000	USD	$13,270,000	(1.000)%	Jun 2021	($145,575)	($139,399)	($143,453)
				$13,270,000			($145,575)	($139,399)	($143,453)

Real Return Bond Trust
The portfolio used credit default swaps to manage against potential credit events.
	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Exchange Cleared Swaps
	CDX.NA.IG.25	2,400,000	USD	$2,400,000	(1.000)%	Dec 2020	($14,429)	$1,778	($12,651)
				$2,400,000			($14,429)	$1,778	($12,651)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following tables summarize the credit default swap contracts as a seller of protection held as of March 31, 2016. In addition, the tables summarize how the portfolios used credit default swap contracts as a seller of protection during the period ended March 31, 2016.

Global Bond Trust
The portfolio used credit default swaps to manage against potential credit events and to take a long position in exposure of the benchmark credit.
Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 3-31-16	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Bank of America N.A.	Volkswagen AG	0.71%	700,000	EUR	$744,240	1.000%	Dec 2016	($3,981)	$5,909	$1,928
Bank of America N.A.	French Republic	0.22%	1,800,000	USD	1,800,000	0.250%	Mar 2020	(10,764)	12,861	2,097
Barclays Capital	People's Republic of China	0.75%	600,000	USD	600,000	1.000%	Mar 2019	590	3,958	4,548
Barclays Capital	French Republic	0.22%	1,700,000	USD	1,700,000	0.250%	Mar 2020	(8,947)	10,927	1,980
Citibank N.A	French Republic	0.22%	1,400,000	USD	1,400,000	0.250%	Mar 2020	(9,733)	11,364	1,631
Citibank N.A	French Republic	0.24%	300,000	USD	300,000	0.250%	Jun 2020	(1,470)	1,649	179
Credit Suisse International	Tesco PLC	2.58%	200,000	EUR	212,930	1.000%	Dec 2020	(14,688)	(1,270)	(15,958)
Deutsche Bank AG	People's Republic of China	0.75%	600,000	USD	600,000	1.000%	Mar 2019	168	4,380	4,548
Goldman Sachs International	United Mexican States	1.12%	800,000	USD	800,000	1.000%	Sep 2019	4,770	(8,147)	(3,377)
Goldman Sachs International	French Republic	0.22%	3,300,000	USD	3,300,000	0.250%	Mar 2020	(19,015)	22,859	3,844
Goldman Sachs International	French Republic	0.24%	700,000	USD	700,000	0.250%	Jun 2020	(3,144)	3,561	417
Goldman Sachs International	Tesco PLC	2.58%	800,000	EUR	910,080	1.000%	Dec 2020	(62,804)	(1,027)	(63,831)
Goldman Sachs International	Tesco PLC	2.58%	100,000	EUR	113,760	1.000%	Dec 2020	(7,805)	(174)	(7,979)

Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 3-31-16	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
HSBC Bank USA	United Mexican States	1.12%	600,000	USD	600,000	1.000%	Sep 2019	3,477	(6,010)	(2,533)
HSBC Bank USA	French Republic	0.22%	4,400,000	USD	4,400,000	0.250%	Mar 2020	(31,325)	36,451	5,126
JPMorgan Chase Bank	People's Republic of China	0.75%	1,400,000	USD	1,400,000	1.000%	Mar 2019	2,757	7,855	10,612
JPMorgan Chase Bank	French Republic	0.22%	2,500,000	USD	2,500,000	0.250%	Mar 2020	(15,070)	17,982	2,912
JPMorgan Chase Bank	French Republic	0.24%	600,000	USD	600,000	0.250%	Jun 2020	(2,697)	3,055	358
JPMorgan Chase Bank	Tesco PLC	2.58%	600,000	EUR	641,130	1.000%	Mar 2021	(43,905)	(3,968)	(47,873)
Morgan Stanley Capital Services, Inc.	People's Republic of China	0.75%	200,000	USD	200,000	1.000%	Mar 2019	(112)	1,628	1,516
Morgan Stanley Capital Services, Inc.	French Republic	0.22%	1,700,000	USD	1,700,000	0.250%	Mar 2020	(9,408)	11,388	1,980
					$25,222,140			($233,106)	$135,231	($97,875)

Investment Quality Bond Trust
The portfolio used credit default swaps to take a long position in exposure of the benchmark credit and to gain exposure to securities or credit index.
Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 3-31-16	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Goldman Sachs International	Philippines Republic	0.94%	375,000	USD	$375,000	1.000%	Dec 2020	$83	$1,023	$1,106
Goldman Sachs International	CMBX.NA.AAA.6	0.85%	200,000	USD	200,000	0.500%	May 2063	(6,480)	2,437	(4,043)
Goldman Sachs International	CMBX.NA.AAA.6	0.85%	270,000	USD	270,000	0.500%	May 2063	(9,230)	3,772	(5,458)
Goldman Sachs International	CMBX.NA.AAA.6	0.85%	285,000	USD	285,000	0.500%	May 2063	(9,538)	3,777	(5,761)
Goldman Sachs International	South Africa Republic	0.28%	520,000	USD	520,000	1.000%	Dec 2020	(50,382)	10,338	(40,044)
Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.6	0.85%	360,000	USD	360,000	0.500%	May 2063	(12,314)	5,036	(7,278)
Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.6	0.85%	460,000	USD	460,000	0.500%	May 2063	(15,530)	6,231	(9,299)
Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.6	0.85%	5,516,000	USD	5,516,000	0.500%	May 2063	(180,455)	68,642	(111,813)
Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.6	0.85%	365,000	USD	365,000	0.500%	May 2063	(8,618)	1,219	(7,399)
Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.6	0.85%	755,000	USD	755,000	0.500%	May 2063	(18,027)	2,723	(15,304)
Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.6	0.85%	1,211,000	USD	1,211,000	0.500%	May 2063	(28,961)	4,413	(24,548)
Exchange Cleared Swaps
	CDX-NAIGS26V1-5Y	0.80%	5,175,000	USD	5,175,000	1.000%	Jun 2021	50,295	5,649	55,944
					$15,492,000			($289,157)	$115,260	($173,897)

Real Return Bond Trust
The portfolio used credit default swaps to take a long position in exposure of the benchmark credit and to gain exposure to security or credit index.
Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 3-31-16	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Bank of America N.A	Republic of Indonesia	1.38%	100,000	USD	$100,000	1.000%	Dec 2019	($1,702)	$367	($1,335)
Barclays Bank PLC	Republic of Indonesia	1.38%	500,000	USD	500,000	1.000%	Dec 2019	(9,747)	3,070	(6,677)
Goldman Sachs International	Chesapeake Energy Corp.	32.41%	100,000	USD	100,000	5.000%	Sep 2018	(7,742)	(38,174)	(45,916)
					$700,000			($19,191)	($34,737)	($53,928)

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following tables summarize the inflation swap contracts the portfolios held at March 31, 2016. In addition, the tables detail how the portfolios used inflation swap contracts during the period ended March 31, 2016.

Global Bond Trust
The portfolio used inflation swaps to take a position on current versus future inflation expectations.
Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment	Unrealized Appreciation (Depreciation)	Market Value

Goldman Sachs Banks USA	1,200,000	GBP	$1,729,560	UK-RPI	Fixed 3.1875%	Jan 2031	$1,967	$25,707	$27,674
The Royal Bank of Scotland PLC	900,000	GBP	1,282,815	UK-RPI	Fixed 3.220%	Jan 2031	14,670	14,120	28,790
UBS AG	900,000	GBP	1,299,059	UK-RPI	Fixed 3.2225%	Jan 2031	203	29,206	29,409
			$4,311,434				$16,840	$69,033	$85,873

Real Return Bond Trust
The portfolio used inflation swaps to take a position on current versus future inflation expectations.
Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Bank of America N.A.	100,000	USD	$100,000	Fixed 1.010%	EUR-EXT-CPI	Oct 2017	-	$492	$492
Bank of America N.A.	900,000	USD	900,000	Fixed 1.560%	USA-CPI-U	Dec 2020	-	2,045	2,045
Bank of America N.A.	900,000	USD	900,000	Fixed 1.730%	USA-CPI-U	Aug 2025	-	1,233	1,233
Bank of America N.A.	200,000	GBP	310,410	UK-RPI	Fixed 3.350%	Aug 2030	($2,281)	18,950	16,669
BNP Paribas SA	300,000	USD	300,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(61)	(7,539)	(7,600)
BNP Paribas SA	800,000	USD	800,000	Fixed 1.9075%	USA-CPI-U	Apr 2017	-	(26,839)	(26,839)
BNP Paribas SA	4,900,000	USD	4,900,000	Fixed 2.250%	USA-CPI-U	Jul 2017	5,157	(286,209)	(281,052)
BNP Paribas SA	100,000	GBP	153,815	UK-RPI	Fixed 3.400%	Jun 2030	470	9,812	10,282
Citibank N.A.	100,000	EUR	112,045	Fixed 0.650%	EUR-EXT-CPI	Oct 2018	-	(1,136)	(1,136)
Citibank N.A.	300,000	GBP	448,230	UK-RPI	Fixed 3.190%	Apr 2030	-	16,838	16,838
Citibank N.A.	100,000	GBP	152,515	UK-RPI	Fixed 3.350%	May 2030	-	9,547	9,547
Citibank N.A.	200,000	GBP	313,940	UK-RPI	Fixed 3.430%	Jun 2030	138	22,141	22,279
Citibank N.A.	200,000	GBP	309,760	UK-RPI	Fixed 3.325%	Aug 2030	(660)	15,919	15,259
Credit Suisse International	100,000	GBP	156,970	UK-RPI	Fixed 3.430%	Jun 2030	(68)	11,207	11,139
Credit Suisse International	100,000	GBP	159,770	UK-RPI	Fixed 3.550%	Nov 2044	377	27,295	27,672
Deutsche Bank AG	500,000	USD	500,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(104)	(12,563)	(12,667)
Deutsche Bank AG	800,000	USD	800,000	Fixed 1.845%	USA-CPI-U	Nov 2016	-	(20,763)	(20,763)
Deutsche Bank AG	200,000	USD	200,000	Fixes 0.650%	EUR-EXT-CPI	Oct 2018	71	(2,342)	(2,271)
Deutsche Bank AG	400,000	USD	400,000	Fixed 2.560%	USA-CPI-U	May 2023	-	(48,635)	(48,635)
Goldman Sachs Bank USA	200,000	EUR	223,480	Fixed 0.650%	EUR-EXT-CPI	Sep 2018	(289)	(2,118)	(2,407)
Goldman Sachs Bank USA	300,000	USD	300,000	Fixed 2.175%	USA-CPI-U	Oct 2018	(187)	(14,425)	(14,612)
Goldman Sachs Bank USA	320,000	GBP	487,552	UK-RPI	Fixed 3.140%	Jan 2030	-	18,158	18,158
Goldman Sachs Bank USA	200,000	USD	200,000	USA-CPI-U	Fixed 2.060%	May 2030	-	6,159	6,159
Goldman Sachs Bank USA	100,000	GBP	153,815	UK-RPI	Fixed 3.400%	Jun 2030	313	9,969	10,282
Goldman Sachs Bank USA	600,000	GBP	933,760	UK-RPI	Fixed 3.325%	Aug 2030	(1,794)	47,572	45,778
Goldman Sachs Bank USA	100,000	GBP	150,395	UK-RPI	Fixed 3.3575%	Apr 2035	-	8,841	8,841
JPMorgan Chase Bank N.A.	100,000	EUR	113,855	Fixed 0.580%	EUR-EXT-CPI	Oct 2017	-	(1,029)	(1,029)
JPMorgan Chase Bank N.A.	100,000	GBP	153,815	UK-RPI	Fixed 3.400%	Jun 2030	(51)	10,333	10,282
Morgan Stanley Capital Services, Inc.	200,000	GBP	309,110	UK-RPI	Fixed 3.320%	May 2017	-	17,395	17,395
Morgan Stanley Capital Services, Inc.	100,000	EUR	111,835	Fixed 0.6225%	EUR-EXT-CPI	Sep 2018	8	(1,116)	(1,108)

Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Royal Bank of Scotland	400,000	USD	400,000	Fixed 1.935%	USA-CPI-U	Oct 2016	-	(11,369)	(11,369)
Royal Bank of Scotland	2,700,000	USD	2,700,000	Fixed 2.250%	USA-CPI-U	Jul 2017	3,327	(158,192)	(154,865)
Royal Bank of Scotland	2,200,000	USD	2,200,000	Fixed 1.1275%	USA-CPI-U	Nov 2017	-	8,636	8,636
UBS AG	200,000	EUR	227,155	Fixed 0.525%	EUR-EXT-CPI	Oct 2017	45	(1,850)	(1,805)
UBS AG	100,000	EUR	112,825	Fixed 0.610%	EUR-EXT-CPI	Sep 2018	-	(1,064)	(1,064)
			$20,695,052				$4,411	($334,647)	($330,236)

The following are abbreviations for the tables above:
EUR-EXT-CPI	EUR Excluding Tobacco Non-Revised Consumer Price Index
UK RPI	United Kingdom Retail Price Index
USA-CPI-U	Consumer Price All Urban Non-Seasonally Adjusted Index

Volatility Swaps. Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price volatility, the portfolio would receive the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would owe the payoff amount when the price volatility is less than the strike price. As a payer of the realized price volatility the portfolio would owe the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would receive the payoff amount when the volatility is less than the strike price. Payments on volatility swap will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

The following table summarizes the volatility swap contracts the portfolios held at March 31, 2016. In addition, the tables detail how the portfolios used volatility swap contracts during the period ended March 31, 2016.

Global Bond Trust
The portfolio used volatility swaps to take a position on future expectations of volatility.
Counterparty	Reference Entity	Notional Amount	Currency	USD Notional Amount	Pay/Receive Volatility	Volatility Strike Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Deutsche Bank AG	EUR versus CHF	8,000	CHF	$8,334	Pay	8.45%	Aug 2016	-	$9,780	$9,780
Deutsche Bank AG	EUR versus CHF	6,000	CHF	6,164	Pay	8.80%	Aug 2016	-	9,332	9,332
Deutsche Bank AG	EUR versus CHF	18,000	CHF	18,439	Pay	8.35%	Aug 2016	-	20,005	20,005
Deutsche Bank AG	EUR versus CHF	8,000	CHF	8,195	Pay	8.65%	Aug 2016	-	11,396	11,396
Deutsche Bank AG	EUR versus CHF	8,000	CHF	8,314	Pay	8.70%	Aug 2016	-	11,453	11,453
Deutsche Bank AG	EUR versus CHF	8,000	CHF	8,258	Pay	9.00%	Aug 2016	-	14,263	14,263
Deutsche Bank AG	EUR versus CHF	8,000	CHF	8,195	Pay	10.25%	Aug 2016	-	8,050	8,050
Deutsche Bank AG	USD versus CHF	18,000	CHF	18,439	Pay	10.55%	Aug 2016	-	(13,689)	(13,689)
Deutsche Bank AG	USD versus CHF	8,000	CHF	8,314	Pay	10.90%	Aug 2016	-	(568)	(568)
Deutsche Bank AG	USD versus CHF	6,000	CHF	6,164	Pay	11.20%	Aug 2016	-	991	991
Deutsche Bank AG	USD versus CHF	8,000	CHF	8,258	Pay	11.20%	Aug 2016	-	1,145	1,145
Deutsche Bank AG	USD versus CHF	8,000	CHF	8,334	Pay	10.45%	Aug 2016	-	(7,146)	(7,146)
Deutsche Bank AG	EUR versus CHF	7,000	CHF	7,088	Pay	8.50%	Sep 2016	-	1,235	1,235
Deutsche Bank AG	USD versus CHF	7,000	CHF	7,088	Pay	10.00%	Sep 2016	-	7,022	7,022
Deutsche Bank AG	USD versus CHF	4,000	CHF	4,012	Pay	10.80%	Dec 2016	-	(1,323)	(1,323)
Deutsche Bank AG	USD versus CHF	4,000	CHF	4,012	Pay	8.40%	Dec 2016	-	500	500
Deutsche Bank AG	EUR versus CHF	11,000	CHF	11,307	Pay	8.50%	Mar 2017	-	(7,481)	(7,481)
Deutsche Bank AG	USD versus CHF	11,000	CHF	11,307	Pay	10.30%	Mar 2017	-	9,283	9,283
Deutsche Bank AG	EUR versus CHF	7,000	CHF	7,258	Pay	8.15%	Mar 2017	-	6,175	6,175
Deutsche Bank AG	USD versus CHF	7,000	CHF	7,258	Pay	10.05%	Mar 2017	-	(7,166)	(7,166)
				$174,738				-	$73,257	$73,257

Investment in affiliated underlying portfolios. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying portfolios as well as income and capital gains earned by the funds from their investments in affiliated underlying portfolios is as follows.

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Core Strategy Trust
Bond	82,607,762	73,658	(4,437,765)	78,243,655	-	-	($2,462,231)	$1,067,243,458
Strategic Equity Allocation	158,519,724	7,738	(1,354,645)	157,172,817	-	-	3,655,881	2,527,338,889
					-	-	$1,193,650	$3,594,582,347

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Franklin Templeton Founding Allocation Trust
Global	19,427,293	-	(109,272)	19,318,021	-	-	$154,444	$341,735,797
Income	32,757,295	-	(1,383,119)	31,374,176	-	-	(1,805,984)	341,978,515
Mutual Shares	29,767,896	-	(842,215)	28,925,681	-	-	180,599	341,901,555
					-	-	($1,470,941)	$1,025,615,867

Lifestyle Aggressive MVP
All Cap Core	401,867	-	(8,025)	393,842	-	-	$105,516	$10,909,415
Alpha Opportunities	2,445,209	-	(6,493)	2,438,716	-	-	(33,117)	26,118,643
Blue Chip Growth	876,464	-	-	876,464	-	-	-	26,863,627
Capital Appreciation	1,648,100	-	-	1,648,100	-	-	-	22,002,129
Emerging Markets Value	3,822,159	-	-	3,822,159	-	-	-	29,201,291
Equity Income	2,387,939	-	(135,526)	2,252,413	-	-	477,678	36,444,036
Fundamental Large Cap Value	2,177,306	-	-	2,177,306	-	-	-	35,402,994
International Core	2,238,390	17,531	-	2,255,921	-	-	-	21,228,214
International Growth Opportunities	697,206	-	-	697,206	-	-	-	8,150,341
International Growth Stock	983,870	-	-	983,870	-	-	-	15,889,507
International Value	2,071,043	32,031	-	2,103,074	-	-	-	23,764,735
Mid Cap Stock	890,291	-	-	890,291	-	-	-	12,846,901
Mid Value	875,210	-	(69,298)	805,912	-	-	46,181	9,139,043
Real Estate Securities	426,949	-	(30,248)	396,701	-	-	153,584	7,557,153
Small Cap Growth	399,371	22,013	-	421,384	-	-	-	3,307,862
Small Cap Opportunities	170,344	-	(1,242)	169,102	-	-	18,092	4,912,408
Small Cap Value	119,594	-	(3,726)	115,868	-	-	17,626	2,433,225
Small Company Growth	86,217	-	-	86,217	-	-	-	2,277,849
Small Company Value	142,098	-	(4,791)	137,307	-	-	22,723	2,816,172
Strategic Equity Allocation	1,223,888	1,838,135	(2,070,059)	991,964	-	-	(1,243,539)	15,950,785
Strategic Growth	1,489,933	-	(26,974)	1,462,959	-	-	3,946	22,558,829
U.S. Equity	1,167,917	-	(55,157)	1,112,760	-	-	407,285	21,665,437
					-	-	($24,025)	$361,440,596

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Lifestyle Aggressive PS Series
Strategic Equity Allocation	1,056,699	8,775	(28,763)	1,036,711	-	-	($41,826)	$16,670,314

Lifestyle Balanced MVP
All Cap Core	3,061,862	-	(50,299)	3,011,563	-	-	$928,942	$83,420,288
Alpha Opportunities	19,206,889	-	(64,899)	19,141,990	-	-	(258,515)	205,010,714
Blue Chip Growth	5,376,443	-	-	5,376,443	-	-	-	164,787,978
Bond	194,497,305	5,587,077	(16,349,114)	183,735,268	-	-	(7,428,289)	2,506,149,062
Capital Appreciation	11,127,125	-	-	11,127,125	-	-	-	148,547,119
Core Bond	27,292,948	-	(1,567,835)	25,725,113	-	-	(1,314,540)	343,173,001
Emerging Markets Value	32,008,643	-	-	32,008,643	-	-	-	244,546,032
Equity Income	16,311,628	-	(863,640)	15,447,988	-	-	7,321,998	249,948,439
Fundamental Large Cap Value	13,491,557	-	-	13,491,557	-	-	-	219,372,716
Global Bond	14,712,998	-	(1,123,858)	13,589,140	-	-	1,750,383	169,048,904
Global Conservative Absolute Return	3,715,472	-	-	3,715,472	-	-	-	35,742,841
International Core	14,901,160	-	-	14,901,160	-	-	-	140,219,912
International Growth Opportunities	4,873,885	-	-	4,873,885	-	-	-	56,975,712
International Growth Stock	6,734,683	-	(276,264)	6,458,419	-	-	539,926	104,303,474
International Value	13,774,489	192,399	(151,836)	13,815,052	-	-	390,799	156,110,092
Mid Cap Stock	7,725,698	-	-	7,725,698	-	-	-	111,481,827
Mid Value	11,060,590	-	(886,657)	10,173,933	-	-	4,134,332	115,372,400
New Income	48,534,784	-	(2,590,270)	45,944,514	-	-	(1,280,734)	594,981,462
Short Term Government Income	4,835,832	-	(234,937)	4,600,895	-	-	(109,583)	57,005,083
Small Cap Growth	5,296,234	541,983	-	5,838,217	-	-	-	45,830,005
Small Cap Value	2,396,722	-	(72,191)	2,324,531	-	-	807,434	48,815,161
Small Company Growth	1,467,891	1,132	-	1,469,023	-	-	-	38,811,590
Small Company Value	2,902,398	-	(89,809)	2,812,589	-	-	792,604	57,686,201
Strategic Equity Allocation	108,729,299	-	(2,557,841)	106,171,458	-	-	8,585,654	1,707,237,038
Strategic Growth	10,043,954	-	(87,134)	9,956,820	-	-	70,411	153,534,170
Total Return	22,569,076	73,490	(1,083,747)	21,558,819	$980,359	-	(822,867)	289,534,937
U.S. Equity	8,804,189	-	(379,170)	8,425,019	-	-	4,107,748	164,035,115
					$980,359	-	$18,215,703	$8,211,681,273

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Lifestyle Balanced PS Series
Bond	36,773,458	1,514,300	(2,748,497)	35,539,261	-	-	($330,171)	$484,755,514
Strategic Equity Allocation	30,214,068	1,012,895	(866,286)	30,360,677	-	-	(241,963)	488,199,680
					-	-	($572,134)	$972,955,194

Lifestyle Conservative MVP
Blue Chip Growth	576,592	47,113	(7,877)	615,828	-	-	$52,806	$18,875,119
Bond	59,021,144	-	(1,519,609)	57,501,535	-	-	(558,040)	784,320,933
Capital Appreciation	727,030	64,092	(14,346)	776,776	-	-	(44,611)	10,369,966
Core Bond	8,107,078	-	(231,640)	7,875,438	-	-	(219,431)	105,058,340
Equity Income	1,846,600	68,772	(112,880)	1,802,492	-	-	314,277	29,164,313
Fundamental All Cap Core	2,475,435	277,561	(84,401)	2,668,595	-	-	(70,544)	37,093,477
Global Bond	4,451,872	-	(229,333)	4,222,539	-	-	378,834	52,528,386
Global Conservative Absolute Return	1,215,051	-	-	1,215,051	-	-	-	11,688,790
International Core	2,155,622	72,209	(23,100)	2,204,731	-	-	9,535	20,746,522
International Growth Opportunities	307,476	22,546	(9,744)	320,278	-	-	15,777	3,744,053
International Growth Stock	375,622	11,027	(15,301)	371,348	-	-	32,175	5,997,262
International Value	1,961,020	141,530	(135,095)	1,967,455	-	-	67,793	22,232,244
Mid Cap Stock	616,990	66,789	(24,410)	659,369	-	-	(8,323)	9,514,694
Mid Value	885,528	28,177	(71,072)	842,633	-	-	73,698	9,555,462
New Income	14,482,953	-	(358,862)	14,124,091	-	-	(235,007)	182,906,976
Short Term Government Income	1,408,136	-	(26,851)	1,381,285	-	-	(13,614)	17,114,125
Small Cap Growth	872,080	124,035	(23,349)	972,766	-	-	(31,702)	7,636,218
Small Cap Value	607,738	34,901	(47,752)	594,887	-	-	180,147	12,492,627
Strategic Equity Allocation	7,713,094	245,022	(189,991)	7,768,125	-	-	651,468	124,911,444
Total Return	6,729,502	22,623	(138,105)	6,614,020	$301,796	-	(98,674)	88,826,285
					$301,796	-	$496,564	$1,554,777,236

Lifestyle Conservative PS Series
Bond	11,446,987	652,660	(205,915)	11,893,732	-	-	($25,538)	$162,230,503
Strategic Equity Allocation	2,340,516	425,633	(243,909)	2,522,240	-	-	(332,334)	40,557,626
					-	-	($357,872)	$202,788,129

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Lifestyle Growth MVP
All Cap Core	4,064,879	-	(99,681)	3,965,198	-	-	$838,133	$109,835,973
Alpha Opportunities	34,258,666	-	(299,081)	33,959,585	-	-	(612,174)	363,707,154
Blue Chip Growth	9,976,068	-	-	9,976,068	-	-	-	305,766,484
Bond	121,139,144	27,209,743	(34,000,381)	114,348,506	-	-	(9,995,359)	1,559,713,623
Capital Appreciation	20,494,383	-	-	20,494,383	-	-	-	273,600,008
Core Bond	19,965,892	-	(1,772,501)	18,193,391	-	-	(963,288)	242,699,842
Emerging Markets Value	49,337,536	-	-	49,337,536	-	-	-	376,938,775
Equity Income	29,400,397	-	(1,748,807)	27,651,590	-	-	14,771,846	447,402,722
Fundamental Large Cap Value	25,571,607	-	-	25,571,607	-	-	-	415,794,332
Global Bond	10,678,964	-	(1,045,205)	9,633,759	-	-	1,549,427	119,843,961
Global Conservative Absolute Return	3,982,705	-	-	3,982,705	-	-	-	38,313,622
International Core	27,132,349	-	-	27,132,349	-	-	-	255,315,408
International Growth Opportunities	9,421,233	-	-	9,421,233	-	-	-	110,134,218
International Growth Stock	12,326,422	-	(566,936)	11,759,486	-	-	1,314,342	189,915,699
International Value	26,373,147	-	(62,476)	26,310,671	-	-	(325,336)	297,310,584
Mid Cap Stock	9,487,165	-	(471)	9,486,694	-	-	3,186	136,892,997
Mid Value	13,699,973	-	(1,181,482)	12,518,491	-	-	5,401,548	141,959,683
New Income	35,430,565	-	(2,953,903)	32,476,662	-	-	(3,132,692)	420,572,776
Short Term Government Income	3,036,825	-	(258,341)	2,778,484	-	-	(194,314)	34,425,421
Small Cap Growth	8,187,998	-	-	8,187,998	-	-	-	64,275,783
Small Cap Opportunities	2,156,254	-	(51,629)	2,104,625	-	-	419,743	61,139,348
Small Cap Value	2,941,638	-	(129,536)	2,812,102	-	-	1,376,531	59,054,145
Small Company Growth	2,235,003	-	-	2,235,003	-	-	-	59,048,767
Small Company Value	4,442,137	-	(198,525)	4,243,612	-	-	524,326	87,036,482
Strategic Equity Allocation	189,875,971	-	(5,668,482)	184,207,489	-	-	17,010,409	2,962,056,426
Strategic Growth	18,499,354	-	(288,505)	18,210,849	-	-	129,176	280,811,293
Total Return	16,377,590	51,714	(1,235,705)	15,193,599	$689,864	-	(946,356)	204,050,030
U.S. Equity	18,231,867	-	(909,915)	17,321,952	-	-	8,332,447	337,258,404
					$689,864	-	$35,501,595	$9,954,873,960

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Lifestyle Growth PS Series
Bond	44,622,699	4,309,319	(6,249,271)	42,682,747	-	-	($1,096,881)	$582,192,667
Strategic Equity Allocation	85,810,005	465,375	(1,427,233)	84,848,147	-	-	(808,377)	1,364,358,198
					-	-	($1,905,258)	$1,946,550,865

Lifestyle Moderate MVP
Alpha Opportunities	4,200,090	-	-	4,200,090	-	-	-	$44,982,969
Blue Chip Growth	1,445,876	-	-	1,445,876	-	-	-	44,316,096
Bond	70,877,560	298,954	(3,832,863)	67,343,651	-	-	($1,792,258)	918,567,394
Capital Appreciation	1,623,235	-	-	1,623,235	-	-	-	21,670,181
Core Bond	9,827,883	-	(514,856)	9,313,027	-	-	(397,997)	124,235,782
Equity Income	5,893,876	-	(238,323)	5,655,553	-	-	2,043,941	91,506,845
Fundamental All Cap Core	5,199,523	-	-	5,199,523	-	-	-	72,273,366
Global Bond	5,215,191	-	(393,800)	4,821,391	-	-	192,157	59,978,098
Global Conservative Absolute Return	1,446,937	-	-	1,446,937	-	-	-	13,919,530
International Core	5,327,087	-	-	5,327,087	-	-	-	50,127,890
International Growth Opportunities	1,580,964	-	-	1,580,964	-	-	-	18,481,467
International Growth Stock	2,204,296	-	(77,499)	2,126,797	-	-	199,486	34,347,776
International Value	5,255,245	-	-	5,255,245	-	-	-	59,384,263
Mid Cap Stock	1,504,592	-	-	1,504,592	-	-	-	21,711,259
Mid Value	2,163,417	-	(146,199)	2,017,218	-	-	715,901	22,875,253
New Income	17,447,688	-	(849,787)	16,597,901	-	-	(247,550)	214,942,821
Short Term Government Income	1,604,648	-	(66,684)	1,537,964	-	-	(30,887)	19,055,373
Small Cap Growth	1,309,393	38,987	-	1,348,380	-	-	-	10,584,779
Small Cap Value	623,699	-	(12,300)	611,399	-	-	139,300	12,839,371
Small Company Growth	338,856	-	-	338,856	-	-	-	8,952,564
Small Company Value	704,310	-	(15,054)	689,256	-	-	141,092	14,136,641
Strategic Equity Allocation	24,808,797	-	(423,975)	24,384,822	-	-	1,490,536	392,107,934
Strategic Growth	1,465,598	-	(533)	1,465,065	-	-	(336)	22,591,302
Total Return	8,064,383	26,388	(359,502)	7,731,269	$352,009	-	(267,342)	103,830,937
U.S. Equity	1,228,620	-	(42,082)	1,186,538	-	-	377,387	23,101,894
					$352,009	-	$2,563,430	$2,420,521,785

Lifestyle Moderate PS Series
Bond	14,527,898	953,219	(1,281,511)	14,199,606	-	-	($135,047)	$193,682,625
Strategic Equity Allocation	7,926,674	548,574	(352,617)	8,122,631	-	-	(204,966)	130,611,901
					-	-	($340,013)	$324,294,526

Direct placement securities. The portfolios may hold private placement securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at March 31, 2016.

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share/par amount	Ending share/par amount	Value as a percentage of portfolio's net assets		Value as of 3-31-16

Alpha Opportunities Trust	Birst, Inc., Series F	3/3/2015	$269,102	46,072	46,072	0.0%	*	$218,381
Alpha Opportunities Trust	Cloudera, Inc., Series F	2/5/2014	229,626	15,771	15,771	0.0%	*	299,334
Alpha Opportunities Trust	DocuSign, Inc., Series B	2/28/2014	11,360	865	865	0.0%	*	12,629
Alpha Opportunities Trust	DocuSign, Inc., Series B1	3/3/2014	3,401	259	259	0.0%	*	3,781
Alpha Opportunities Trust	DocuSign, Inc., Series D	3/3/2014	8,155	621	621	0.0%	*	9,067
Alpha Opportunities Trust	DocuSign, Inc., Series E	3/3/2014	211,051	16,071	16,071	0.0%	*	234,637
Alpha Opportunities Trust	DocuSign, Inc., Series F	4/30/2015	40,229	2,107	2,107	0.0%	*	30,762
Alpha Opportunities Trust	DraftKings, Inc.	12/22/2015	48,473	$48,473	$48,473	0.0%	*	48,473
Alpha Opportunities Trust	DraftKings, Inc., Series C	12/4/2014	135,907	75,450	75,450	0.0%	*	154,673
Alpha Opportunities Trust	Dropbox, Inc., Series C	1/28/2014	208,108	10,895	10,895	0.0%	*	154,273
Alpha Opportunities Trust	Essence Group Holdings Corp.	5/1/2014	321,999	203,629	203,629	0.1%		407,258
Alpha Opportunities Trust	Forward Venture	11/20/2014	446,608	14,346	14,346	0.1%		513,874
Alpha Opportunities Trust	Jand, Inc., Class A	4/23/2015	40,141	3,495	3,495	0.0%	*	36,138
Alpha Opportunities Trust	Jand, Inc., Series D	4/23/2015	89,643	7,805	7,805	0.0%	*	80,704
Alpha Opportunities Trust	Lithium Technology Corp.	8/18/2014	578,207	118,631	118,631	0.1%		542,144
Alpha Opportunities Trust	Lookout, Inc., Series F	7/31/2014	287,565	25,174	25,174	0.0%	*	204,916
Alpha Opportunities Trust	MarkLogic Corp., Series F	4/27/2015	358,170	30,839	30,839	0.0%	*	306,848
Alpha Opportunities Trust	Nutanix, Inc.	8/25/2014	430,389	32,127	32,127	0.1%		418,294
Alpha Opportunities Trust	Pinterest, Inc., Series G	3/16/2015	1,163,695	32,419	32,419	0.2%		1,105,488
Alpha Opportunities Trust	Redfin Corp.	12/15/2014	257,887	78,202	78,202	0.0%	*	218,184
Alpha Opportunities Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	103,927	3,841	3,841	0.0%	*	163,089
Alpha Opportunities Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	242,515	8,963	8,963	0.1%		380,569
Alpha Opportunities Trust	Uber Technologies, Inc.	6/5/2014	2,206,328	142,224	142,224	1.0%		6,451,281
Alpha Opportunities Trust	Veracode, Inc.	8/26/2014	345,534	18,712	18,712	0.1%		409,044
Alpha Opportunities Trust	WeWork Companies, Inc., Class A	12/8/2014	42,527	2,554	2,554	0.0%	*	128,191
Alpha Opportunities Trust	WeWork Companies, Inc., Series D1	12/8/2014	211,370	12,694	12,694	0.1%		637,140
Alpha Opportunities Trust	WeWork Companies, Inc., Series D2	12/8/2014	166,079	9,974	9,974	0.1%		500,618
Alpha Opportunities Trust	Zuora, Inc., Series F	1/15/2015	379,546	99,899	99,899	0.1%		347,649
								$14,017,439

Equity Income Trust	Dell, Inc.	10/12/2012	$14,465,855	1,271,400	1,271,400	1.2%		$20,123,973

Health Sciences Trust	Acerta Pharma BV, Class B	2/8/2016	128,018	-	4,276,305	0.1%		$304,473
	Bought: 4,276,305 shares
Health Sciences Trust	Audentes Therapeutics, Inc., Series C	10/8/2015	105,311	15,628	15,628	0.0%	*	84,235
Health Sciences Trust	Doximity, Inc.	4/10/2014	152,390	31,611	31,611	0.0%	*	122,018
Health Sciences Trust	Jand, Inc., Class A	4/23/2015	170,752	14,867	14,867	0.1%		153,725
Health Sciences Trust	Jand, Inc., Series D	4/23/2015	381,289	33,198	33,198	0.1%		343,267
Health Sciences Trust	Ovid Therapeutics, Inc., Series B	8/10/2015	85,638	13,746	13,746	0.0%	*	59,933
Health Sciences Trust	RPI International Holdings LP	5/21/2015	360,302	3,056	3,056	0.1%		354,197
								$1,421,848

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share/par amount	Ending share/par amount	Value as a percentage of portfolio's net assets		Value as of 3-31-16
Mid Cap Stock Trust	Birst, Inc., Series F	3/3/2015	$1,916,989	328,201	328,201	0.2%		$1,555,673
Mid Cap Stock Trust	DocuSign, Inc., Series B	2/28/2014	81,224	6,185	6,185	0.0%	*	90,301
Mid Cap Stock Trust	DocuSign, Inc., Series B1	3/3/2014	24,334	1,853	1,853	0.0%	*	27,054
Mid Cap Stock Trust	DocuSign, Inc., Series D	3/3/2014	58,374	4,445	4,445	0.0%	*	64,897
Mid Cap Stock Trust	DocuSign, Inc., Series E	2/28/2014	1,509,583	114,951	114,951	0.2%		1,678,285
Mid Cap Stock Trust	DocuSign, Inc., Series F	4/30/2015	291,895	15,288	15,288	0.0%	*	223,205
Mid Cap Stock Trust	DraftKings, Inc.	12/22/2015	396,255	$396,255	$396,255	0.1%		396,255
Mid Cap Stock Trust	DraftKings, Inc., Series C	12/4/2014	975,827	541,740	541,740	0.2%		1,110,567
Mid Cap Stock Trust	Essence Group Holdings Corp.	5/1/2014	2,308,001	1,459,559	1,459,559	0.4%		2,919,118
Mid Cap Stock Trust	Forward Venture	11/20/2014	3,219,745	103,425	103,425	0.5%		3,704,684
Mid Cap Stock Trust	Jand, Inc., Class A	4/23/2015	290,613	25,303	25,303	0.0%	*	261,633
Mid Cap Stock Trust	Jand, Inc., Series D	4/23/2015	648,942	56,502	56,502	0.1%		584,231
Mid Cap Stock Trust	Lithium Technology Corp.	8/18/2014	4,115,796	844,439	844,439	0.5%		3,859,086
Mid Cap Stock Trust	Lookout, Inc., Series F	7/31/2014	2,122,743	185,829	185,829	0.2%		1,512,648
Mid Cap Stock Trust	MarkLogic Corp., Series F	4/27/2015	2,580,629	222,196	222,196	0.3%		2,210,850
Mid Cap Stock Trust	Nutanix, Inc.	8/25/2014	1,985,629	148,220	148,220	0.3%		1,929,824
Mid Cap Stock Trust	One Kings Lane, Inc.	1/28/2014	4,666,633	302,694	302,694	0.5%		3,738,271
Mid Cap Stock Trust	Pinterest, Inc., Series G	3/16/2015	2,096,941	58,418	58,418	0.3%		1,992,054
Mid Cap Stock Trust	Redfin Corp.	12/15/2014	1,825,650	553,613	553,613	0.2%		1,544,580
Mid Cap Stock Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	772,269	28,542	28,542	0.2%		1,211,893
Mid Cap Stock Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	1,801,962	66,598	66,598	0.4%		2,827,751
Mid Cap Stock Trust	Uber Technologies, Inc.	6/5/2014	9,067,440	584,504	584,504	3.7%		26,513,101
Mid Cap Stock Trust	Veracode, Inc.	8/26/2014	2,528,610	136,934	136,934	0.4%		2,993,377
Mid Cap Stock Trust	WeWork Companies, Inc., Class A	12/8/2014	303,018	18,198	18,198	0.1%		913,399
Mid Cap Stock Trust	WeWork Companies, Inc., Series D1	12/8/2014	1,506,031	90,446	90,446	0.6%		4,539,688
Mid Cap Stock Trust	WeWork Companies, Inc., Series D2	12/8/2014	1,183,315	71,065	71,065	0.5%		3,566,912
Mid Cap Stock Trust	Zuora, Inc., Series F	1/15/2015	2,719,296	715,736	715,736	0.4%		2,490,761
								$74,460,098

Science & Technology Trust	Airbnb, Inc., Series E	7/14/2015	$802,846	8,624	8,624	0.2%		$746,666
Science & Technology Trust	Cloudera, Inc., Series F	2/5/2014	309,065	21,227	21,227	0.1%		402,888
Science & Technology Trust	Dell, Inc.	11/19/2012	5,294,726	458,900	458,900	1.5%		7,263,561
Science & Technology Trust	Dropbox, Inc., Class B	5/2/2012	67,334	7,441	7,441	0.0%	*	105,365
Science & Technology Trust	Dropbox, Inc., Series A	5/2/2012	83,623	9,241	9,241	0.0%	*	130,853
Science & Technology Trust	Dropbox, Inc., Series A1	5/2/2012	805,424	89,006	89,006	0.3%		1,260,325
Science & Technology Trust	Flipkart Limited	3/19/2015	55,860	490	490	0.0%	*	59,241
Science & Technology Trust	Flipkart Limited, Series A	3/19/2015	19,152	168	168	0.0%	*	20,311
Science & Technology Trust	Flipkart Limited, Series C	3/19/2015	33,630	295	295	0.0%	*	35,666
Science & Technology Trust	Flipkart Limited, Series E	3/19/2015	62,586	549	549	0.0%	*	66,374
Science & Technology Trust	Flipkart Limited, Series G	12/17/2014	377,484	3,152	3,152	0.1%		381,077
Science & Technology Trust	Xiaoju Kuaizhi, Inc.	10/19/2015	260,905	9,513	9,513	0.1%		290,874
								$10,763,201

Small Cap Growth Trust	Cloudera, Inc., Series F	2/5/2014	$1,153,560	79,228	79,228	0.4%		$1,503,747
Small Cap Growth Trust	DocuSign, Inc., Series B	2/28/2014	38,557	2,936	2,936	0.0%	*	42,866
Small Cap Growth Trust	DocuSign, Inc., Series B1	3/3/2014	11,557	880	880	0.0%	*	12,848
Small Cap Growth Trust	DocuSign, Inc., Series D	3/3/2014	27,709	2,110	2,110	0.0%	*	30,806
Small Cap Growth Trust	DocuSign, Inc., Series E	3/3/2014	716,674	54,573	54,573	0.2%		796,766
Small Cap Growth Trust	DocuSign, Inc., Series F	4/30/2015	156,793	8,212	8,212	0.0%	*	119,895
Small Cap Growth Trust	DraftKings, Inc., Series D	7/13/2015	544,043	96,835	100,673	0.1%		314,100
Small Cap Growth Trust	DraftKings, Inc., Series D1	8/11/2015	690,722	90,109	90,109	0.1%		365,843
Small Cap Growth Trust	MarkLogic Corp., Series F	4/27/2015	1,781,885	153,423	153,423	0.4%		1,526,559

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share/par amount	Ending share/par amount	Value as a percentage of portfolio's net assets	Value as of 3-31-16
Small Cap Growth Trust	Nutanix, Inc.	8/25/2014	1,165,629	87,010	87,010	0.3%	1,132,870
Small Cap Growth Trust	Telogis, Inc. (Common Stock)	9/27/2013	938,340	473,646	473,646	0.2%	866,772
Small Cap Growth Trust	Telogis, Inc. (Preferred Stock)	9/27/2013	1,419,833	645,027	645,027	0.6%	2,122,139
Small Cap Growth Trust	The Honest Company, Inc.	8/3/2015	1,233,280	26,954	26,954	0.3%	1,144,467
Small Cap Growth Trust	Veracode, Inc.	8/26/2014	1,211,529	65,609	65,609	0.4%	1,434,213
Small Cap Growth Trust	Zuora, Inc., Series F	1/15/2015	1,533,808	403,708	403,708	0.4%	1,404,904
							$12,818,795
*Less than 0.05%

The American Funds Insurance Series’ accounting policies and portfolios are outlined in their financial statements and/or Form N-Qs, available at the SEC’s website at www.sec.gov, or at the SEC’s public reference room in Washington, D.C. These funds are not covered by this report.

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Variable Insurance Trust

/s/ Andrew Arnott
________________________

Andrew Arnott

President

Date: May 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
________________________

Andrew Arnott

President

Date: May 13, 2016

/s/ Charles A. Rizzo
________________________

Charles A. Rizzo

Chief Financial Officer

Date: May 13, 2016